UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.98%

CHINA — 30.24%
China Construction Bank Corp. Class H	24,080,960	$15,892,667
China Life Insurance Co. Ltd. Class H	1,820,000	3,899,020
China Mobile Ltd.	1,365,000	15,597,838
China Petroleum & Chemical Corp. Class H	6,301,600	4,548,748
CNOOC Ltd.	3,920,000	4,860,872
Industrial & Commercial Bank of China Ltd. Class H	18,900,115	10,451,407
PetroChina Co. Ltd. Class H	5,180,000	3,532,144
Ping An Insurance Group Co. of China Ltd. Class H	1,225,000	5,392,372
Tencent Holdings Ltd.	1,309,000	29,713,378

		93,888,446
HONG KONG — 19.64%
AIA Group Ltd.	2,940,000	17,565,078
BOC Hong Kong Holdings Ltd.	875,000	2,616,671
Cheung Kong Property Holdings Ltd.	665,148	4,149,700
CK Hutchison Holdings Ltd.	665,148	7,249,114
CLP Holdings Ltd.	455,000	4,633,312
Galaxy Entertainment Group Ltd.	630,000	1,867,761
Hang Seng Bank Ltd.	175,000	2,984,358
Hong Kong & China Gas Co. Ltd.	1,771,317	3,228,485
Hong Kong Exchanges and Clearing Ltd.[a]	280,000	6,770,861
Power Assets Holdings Ltd.	315,000	2,884,879
Sands China Ltd.	588,000	1,966,834
Sun Hung Kai Properties Ltd.	420,000	5,037,542

		60,954,595
SINGAPORE — 7.75%
DBS Group Holdings Ltd.	434,000	5,081,982
Jardine Matheson Holdings Ltd.	70,000	4,081,700
Oversea-Chinese Banking Corp. Ltd.[a]	686,074	4,429,737
Singapore Telecommunications Ltd.	1,883,000	5,778,134
United Overseas Bank Ltd.	343,000	4,694,301

		24,065,854

Security	Shares	Value
SOUTH KOREA — 24.00%
AmorePacific Corp.	7,770	$2,910,757
Hyundai Mobis Co. Ltd.	16,660	3,644,850
Hyundai Motor Co.[b]	37,100	4,364,327
KB Financial Group Inc.	94,150	2,664,661
Kia Motors Corp.	65,590	2,459,945
Korea Electric Power Corp.	62,650	3,285,202
KT&G Corp.	33,670	3,990,064
LG Chem Ltd.	10,710	2,417,502
POSCO	19,530	3,416,499
Samsung C&T Corp.	22,750	2,429,353
Samsung Electronics Co. Ltd.	28,350	35,072,926
Shinhan Financial Group Co. Ltd.	116,550	3,845,032
SK Hynix Inc.	142,240	4,001,021

		74,502,139
TAIWAN — 17.35%
Cathay Financial Holding Co. Ltd.	2,100,866	2,279,374
Chunghwa Telecom Co. Ltd.	910,551	3,288,360
CTBC Financial Holding Co. Ltd.	4,270,444	2,230,602
Delta Electronics Inc.	490,000	2,369,571
Formosa Chemicals & Fibre Corp.	910,804	2,286,963
Formosa Plastics Corp.	1,190,071	2,870,130
Fubon Financial Holding Co. Ltd.	1,750,000	2,042,453
Hon Hai Precision Industry Co. Ltd.	3,290,424	8,415,015
MediaTek Inc.	350,112	2,648,170
Nan Ya Plastics Corp.	1,330,510	2,515,921
Taiwan Semiconductor Manufacturing Co. Ltd.	4,550,343	22,921,688

		53,868,247

TOTAL COMMON STOCKS
(Cost: $279,352,911)		307,279,281

SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	6,252,163	6,252,163
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	344,182	344,182

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	290,473	$290,473

		6,886,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,886,818)		6,886,818

TOTAL INVESTMENTS IN SECURITIES — 101.20%
(Cost: $286,239,729)[f]		314,166,099
Other Assets, Less Liabilities — (1.20)%		(3,734,983)

NET ASSETS — 100.00%		$310,431,116

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $293,741,276. Net unrealized appreciation was $20,424,823, of which $55,973,860 represented gross unrealized appreciation on securities and $35,549,037 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$307,279,281	$—	$—	$307,279,281
Money market funds	6,886,818	—	—	6,886,818

Total	$314,166,099	$—	$—	$314,166,099

2

Schedule of Investments (Unaudited)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 3.25%
Aerojet Rocketdyne Holdings Inc.[b,c]	2,197	$40,161
Aerovironment Inc.[b]	262	7,284
Astronics Corp.[b]	1,710	56,875
B/E Aerospace Inc.	8,128	375,310
Boeing Co. (The)	47,528	6,172,461
BWX Technologies Inc.	7,400	264,698
Curtiss-Wright Corp.	2,530	213,152
General Dynamics Corp.	8,082	1,125,338
HEICO Corp.	1,613	107,765
HEICO Corp. Class A	3,189	171,090
Hexcel Corp.	7,527	313,424
Honeywell International Inc.	60,632	7,052,714
Huntington Ingalls Industries Inc.	3,092	519,549
Lockheed Martin Corp.	20,897	5,186,008
Mercury Systems Inc.[b]	240	5,966
Moog Inc. Class Ab	228	12,294
National Presto Industries Inc.	40	3,774
Northrop Grumman Corp.	13,250	2,945,210
Raytheon Co.	9,034	1,228,172
Rockwell Collins Inc.	10,390	884,605
Sparton Corp.[b,c]	388	8,447
Spirit AeroSystems Holdings Inc. Class Ab	5,428	233,404
TASER International Inc.[b,c]	4,100	102,008
Teledyne Technologies Inc.[b,c]	794	78,646
Textron Inc.	6,658	243,416
TransDigm Group Inc.[b]	3,982	1,050,014
Vectrus Inc.[b]	161	4,587

		28,406,372
AIR FREIGHT & LOGISTICS — 1.21%
Air Transport Services Group Inc.[b]	585	7,582
CH Robinson Worldwide Inc.	11,298	838,877
Echo Global Logistics Inc.[b]	2,169	48,629
Expeditors International of Washington Inc.	10,161	498,295
FedEx Corp.	19,871	3,016,020
Forward Air Corp.	2,362	105,180
Hub Group Inc. Class Ab	2,617	100,414

Security	Shares	Value
Radiant Logistics Inc.[b,c]	1,928	$5,784
United Parcel Service Inc. Class B	55,091	5,934,403

		10,555,184
AIRLINES — 0.53%
Alaska Air Group Inc.	7,828	456,294
Allegiant Travel Co.	1,030	156,045
Delta Air Lines Inc.	47,822	1,742,155
Hawaiian Holdings Inc.[b]	4,151	157,572
JetBlue Airways Corp.[b]	1,919	31,779
Southwest Airlines Co.	50,875	1,994,809
Virgin America Inc.[b]	1,442	81,055

		4,619,709
AUTO COMPONENTS — 0.45%
American Axle & Manufacturing Holdings Inc.[b]	5,706	82,623
BorgWarner Inc.	2,088	61,638
Cooper-Standard Holding Inc.[b]	1,082	85,467
Delphi Automotive PLC	21,701	1,358,483
Dorman Products Inc.[b]	2,074	118,633
Drew Industries Inc.	1,864	158,142
Fox Factory Holding Corp.[b]	1,870	32,482
Gentex Corp.	14,493	223,917
Gentherm Inc.[b]	2,990	102,407
Horizon Global Corp.[b]	1,415	16,060
Johnson Controls Inc.	15,545	688,022
Lear Corp.	4,857	494,248
Metaldyne Performance Group Inc.	468	6,435
Motorcar Parts of America Inc.[b]	1,208	32,833
Standard Motor Products Inc.	1,008	40,098
Stoneridge Inc.[b]	2,047	30,582
Tenneco Inc.[b,c]	4,582	213,567
Unique Fabricating Inc.[c]	520	6,963
Visteon Corp.	2,688	176,897
Workhorse Group Inc.[b,c]	835	5,720

		3,935,217
AUTOMOBILES — 0.33%
Harley-Davidson Inc.	14,385	651,640
Tesla Motors Inc.[b,c]	9,317	1,977,813
Thor Industries Inc.	3,818	247,177
Winnebago Industries Inc.[c]	1,977	45,313

		2,921,943

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
BANKS — 0.33%
Allegiance Bancshares Inc.[b]	81	$2,015
Ameris Bancorp.	1,979	58,776
Atlantic Capital Bancshares Inc.[b]	250	3,615
Avenue Financial Holdings Inc.[b]	559	10,984
Banc of California Inc.	2,752	49,811
Bank of the Ozarks Inc.	6,623	248,495
Bankwell Financial Group Inc.	76	1,677
Blue Hills Bancorp. Inc.	183	2,701
BNC Bancorp.	452	10,265
C1 Financial Inc.[b]	583	13,601
Capital Bank Financial Corp. Class A	818	23,558
Cardinal Financial Corp.	157	3,445
Citizens Financial Group Inc.	17,352	346,693
CoBiz Financial Inc.	314	3,674
County Bancorp. Inc.	252	5,196
CU Bancorp.[b]	168	3,819
Customers Bancorp. Inc.[b]	783	19,677
Eagle Bancorp. Inc.[b]	1,912	91,986
First Connecticut Bancorp. Inc./Farmington CT	235	3,892
First Financial Bankshares Inc.	3,132	102,698
First Foundation Inc.[b]	338	7,267
First Republic Bank/CA	9,305	651,257
Franklin Financial Network Inc.[b]	191	5,990
Heritage Commerce Corp.	199	2,096
Home BancShares Inc./AR	9,531	188,619
Live Oak Bancshares Inc.	1,542	21,758
National Bank Holdings Corp. Class A	2,066	42,064
Opus Bank	873	29,507
Pacific Premier Bancorp. Inc.[b]	714	17,136
Park Sterling Corp.	1,333	9,451
Pinnacle Financial Partners Inc.	203	9,917
ServisFirst Bancshares Inc.	1,817	89,742
Signature Bank/New York NYb	2,476	309,302
SVB Financial Group[b]	3,040	289,286
Talmer Bancorp. Inc. Class A	3,561	68,264
Texas Capital Bancshares Inc.[b]	238	11,129
Union Bankshares Inc./Morrisville VT	276	10,035

Security	Shares	Value
Veritex Holdings Inc.[b]	200	$3,204
Western Alliance Bancorp.[b]	4,179	136,444

		2,909,046
BEVERAGES — 3.19%
Boston Beer Co. Inc. (The)[b,c]	701	119,892
Brown-Forman Corp. Class A	2,010	217,140
Brown-Forman Corp. Class B	7,457	743,910
Coca-Cola Bottling Co. Consolidated	396	58,398
Coca-Cola Co. (The)	232,224	10,526,714
Constellation Brands Inc. Class A	13,178	2,179,641
Craft Brew Alliance Inc.[b]	416	4,792
Dr Pepper Snapple Group Inc.	14,736	1,423,940
MGP Ingredients Inc.	1,113	42,550
Monster Beverage Corp.[b]	11,827	1,900,717
National Beverage Corp.[b]	996	62,559
PepsiCo Inc.	100,133	10,608,090
Primo Water Corp.[b]	1,665	19,664

		27,908,007
BIOTECHNOLOGY — 6.02%
AbbVie Inc.	128,931	7,982,118
ACADIA Pharmaceuticals Inc.[b,c]	7,172	232,803
Acceleron Pharma Inc.[b,c]	2,246	76,319
Achillion Pharmaceuticals Inc.[b,c]	8,796	68,609
Acorda Therapeutics Inc.[b,c]	478	12,191
Adamas Pharmaceuticals Inc.[b]	657	9,947
Aduro Biotech Inc.[b]	2,769	31,317
Advaxis Inc.[b]	2,295	18,567
Agenus Inc.[b]	4,648	18,824
Agios Pharmaceuticals Inc.[b,c]	2,248	94,180
Aimmune Therapeutics Inc.[b,c]	2,049	22,170
Akebia Therapeutics Inc.[b]	847	6,336
Alder Biopharmaceuticals Inc.[b,c]	3,683	91,965
Alexion Pharmaceuticals Inc.[b]	17,281	2,017,730
Alkermes PLC[b]	11,941	516,090
Alnylam Pharmaceuticals Inc.[b]	5,155	286,051
AMAG Pharmaceuticals Inc.[b,c]	844	20,188
Amgen Inc.	59,861	9,107,851
Amicus Therapeutics Inc.[b]	10,469	57,161
Anavex Life Sciences Corp.[b,c]	2,574	15,727
Anthera Pharmaceuticals Inc.[b]	2,713	8,383
Applied Genetic Technologies Corp./DEb,c	842	11,897

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Ardelyx Inc.[b]	294	$2,567
Arena Pharmaceuticals Inc.[b]	17,980	30,746
Argos Therapeutics Inc.[b,c]	841	5,155
ARIAD Pharmaceuticals Inc.[b,c]	12,919	95,471
Array BioPharma Inc.[b]	1,093	3,891
Arrowhead Pharmaceuticals Inc.[b,c]	4,402	23,419
Asterias Biotherapeutics Inc.[b]	825	1,980
Atara Biotherapeutics Inc.[b,c]	106	2,386
Athersys Inc.[b]	5,643	12,245
Avexis Inc.[b]	325	12,357
Axovant Sciences Ltd.[b,c]	1,902	24,422
Bellicum Pharmaceuticals Inc.[b,c]	1,390	18,014
BioCryst Pharmaceuticals Inc.[b,c]	4,654	13,217
Biogen Inc.[b]	17,430	4,214,923
BioMarin Pharmaceutical Inc.[b]	12,895	1,003,231
BioSpecifics Technologies Corp.[b]	424	16,935
BioTime Inc.[b,c]	3,462	9,036
Bluebird Bio Inc.[b,c]	1,095	47,403
Blueprint Medicines Corp.[b,c]	1,563	31,651
Cara Therapeutics Inc.[b]	1,365	6,566
Celator Pharmaceuticals Inc.[b,c]	2,576	77,744
Celgene Corp.[b]	61,210	6,037,142
Cellular Biomedicine Group Inc.[b,c]	719	8,621
Cepheid[b]	5,566	171,154
ChemoCentryx Inc.[b,c]	2,112	9,483
Cidara Therapeutics Inc.[b,c]	339	3,495
Clovis Oncology Inc.[b,c]	2,856	39,184
Coherus Biosciences Inc.[b,c]	2,375	40,114
Concert Pharmaceuticals Inc.[b]	1,122	12,600
Corvus Pharmaceuticals Inc.[b]	41	585
Curis Inc.[b,c]	8,360	13,042
Cytokinetics Inc.[b,c]	2,638	25,035
CytomX Therapeutics Inc.[b]	1,581	16,150
CytRx Corp.[b,c]	4,094	9,130
Dimension Therapeutics Inc.[b]	317	1,902
Dyax Corp.	12,804	14,212
Dynavax Technologies Corp.[b,c]	2,840	41,407
Eagle Pharmaceuticals Inc./DEb,c	641	24,864
Edge Therapeutics Inc.[b,c]	538	5,439
Editas Medicine Inc.[b,c]	465	11,346
Eiger Biopharmaceuticals Inc.[b]	273	5,411
Emergent BioSolutions Inc.[b,c]	2,552	71,762

Security	Shares	Value
Epizyme Inc.[b]	3,183	$32,594
Exact Sciences Corp.[b,c]	7,226	88,518
Exelixis Inc.[b]	11,098	86,675
FibroGen Inc.[b]	4,152	68,134
Five Prime Therapeutics Inc.[b]	496	20,510
Flexion Therapeutics Inc.[b]	1,763	26,383
Fortress Biotech Inc.[b]	2,688	7,231
Foundation Medicine Inc.[b,c]	1,032	19,257
Galena Biopharma Inc.[b,c]	14,279	6,655
Genomic Health Inc.[b]	1,394	36,098
Geron Corp.[b]	11,211	30,045
Gilead Sciences Inc.	105,571	8,806,733
Global Blood Therapeutics Inc.[b,c]	1,093	18,133
GlycoMimetics Inc.[b]	808	5,874
Halozyme Therapeutics Inc.[b,c]	9,132	78,809
Heron Therapeutics Inc.[b]	2,280	41,154
Idera Pharmaceuticals Inc.[b,c]	6,161	9,426
Ignyta Inc.[b]	810	4,390
Immune Design Corp.[b,c]	841	6,863
ImmunoGen Inc.[b]	6,787	20,904
Immunomedics Inc.[b,c]	6,381	14,804
Incyte Corp.[b]	12,932	1,034,301
Infinity Pharmaceuticals Inc.[b]	3,424	4,554
Inotek Pharmaceuticals Corp.[b]	1,240	9,226
Inovio Pharmaceuticals Inc.[b,c]	4,947	45,710
Insmed Inc.[b]	4,838	47,703
Insys Therapeutics Inc.[b,c]	1,859	24,055
Intellia Therapeutics Inc.[b,c]	551	11,764
Intercept Pharmaceuticals Inc.[b,c]	1,303	185,912
Intrexon Corp.[b,c]	4,383	107,866
Invitae Corp.[b,c]	1,759	12,999
Ionis Pharmaceuticals Inc.[b,c]	9,564	222,746
Ironwood Pharmaceuticals Inc.[b]	10,229	133,744
Juno Therapeutics Inc.[b,c]	4,492	172,672
Karyopharm Therapeutics Inc.[b]	399	2,677
Keryx Biopharmaceuticals Inc.[b,c]	7,520	49,782
Kite Pharma Inc.[b,c]	3,084	154,200
La Jolla Pharmaceutical Co.[b,c]	1,170	18,720
Lexicon Pharmaceuticals Inc.[b,c]	3,311	47,513
Ligand Pharmaceuticals Inc.[b,c]	1,500	178,905
Lion Biotechnologies Inc.[b]	3,395	27,499
Loxo Oncology Inc.[b]	1,052	24,385
MacroGenics Inc.[b]	2,388	64,452

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
MannKind Corp.[b,c]	26,952	$31,264
Medgenics Inc.[b]	1,437	7,975
MediciNova Inc.[b]	2,341	17,675
Medivation Inc.[b]	12,655	763,096
Merrimack Pharmaceuticals Inc.[b,c]	5,957	32,108
MiMedx Group Inc.[b,c]	8,138	64,941
Minerva Neurosciences Inc.[b]	1,261	12,875
Mirati Therapeutics Inc.[b,c]	953	5,203
Momenta Pharmaceuticals Inc.[b]	1,230	13,284
Myriad Genetics Inc.[b]	5,326	162,976
NantKwest Inc.[b,c]	450	2,799
Natera Inc.[b]	2,033	24,528
Neurocrine Biosciences Inc.[b]	6,820	309,969
NewLink Genetics Corp.[b,c]	1,653	18,613
Novavax Inc.[b,c]	21,838	158,762
OncoMed Pharmaceuticals Inc.[b]	1,263	15,548
Ophthotech Corp.[b]	2,400	122,472
OPKO Health Inc.[b,c]	23,223	216,903
Organovo Holdings Inc.[b,c]	6,666	24,798
Osiris Therapeutics Inc.[c]	1,225	6,235
OvaScience Inc.[b]	1,745	9,091
Pfenex Inc.[b]	1,225	10,253
PharmAthene Inc.[b]	4,623	11,280
Portola Pharmaceuticals Inc.[b,c]	3,748	88,453
Progenics Pharmaceuticals Inc.[b,c]	5,177	21,847
Proteostasis Therapeutics Inc.[b]	499	6,053
Prothena Corp. PLC[b,c]	2,607	91,141
Puma Biotechnology Inc.[b,c]	1,889	56,273
Radius Health Inc.[b,c]	2,503	91,985
Raptor Pharmaceutical Corp.[b]	6,204	33,315
Regeneron Pharmaceuticals Inc.[b,c]	6,177	2,157,194
Regulus Therapeutics Inc.[b,c]	2,122	6,133
Repligen Corp.[b]	2,524	69,057
Rigel Pharmaceuticals Inc.[b]	5,148	11,480
Sage Therapeutics Inc.[b,c]	2,079	62,640
Sangamo BioSciences Inc.[b]	5,534	32,042
Sarepta Therapeutics Inc.[b,c]	3,393	64,705
Seattle Genetics Inc.[b]	7,641	308,773
Seres Therapeutics Inc.[b,c]	1,396	40,554
Sorrento Therapeutics Inc.[b,c]	2,135	11,956
Spark Therapeutics Inc.[b]	1,347	68,872
Spectrum Pharmaceuticals Inc.[b]	1,103	7,247

Security	Shares	Value
Stemline Therapeutics Inc.[b,c]	199	$1,347
Syndax Pharmaceuticals Inc.[b]	177	1,743
Synergy Pharmaceuticals Inc.[b]	14,232	54,082
Synthetic Biologics Inc.[b]	5,968	10,742
T2 Biosystems Inc.[b,c]	888	7,006
TESARO Inc.[b,c]	1,973	165,831
TG Therapeutics Inc.[b,c]	2,765	16,756
Tobira Therapeutics Inc.[b,c]	982	12,334
Tokai Pharmaceuticals Inc.[b,c]	380	2,094
Trevena Inc.[b]	4,170	26,271
TrovaGene Inc.[b,c]	1,858	8,417
Ultragenyx Pharmaceutical Inc.[b]	2,841	138,953
United Therapeutics Corp.[b]	973	103,060
Vanda Pharmaceuticals Inc.[b]	2,524	28,244
Versartis Inc.[b]	142	1,571
Vertex Pharmaceuticals Inc.[b]	19,585	1,684,702
Vitae Pharmaceuticals Inc.[b]	2,046	22,076
Vital Therapies Inc.[b,c]	1,720	10,664
Voyager Therapeutics Inc.[b]	325	3,572
vTv Therapeutics Inc. Class Ab	417	2,419
XBiotech Inc.[b,c]	1,362	28,493
Xencor Inc.[b,c]	2,856	54,235
ZIOPHARM Oncology Inc.[b,c]	10,299	56,542

		52,645,958
BUILDING PRODUCTS — 0.47%
AAON Inc.	3,017	82,998
Advanced Drainage Systems Inc.	2,899	79,346
Allegion PLC	7,620	529,056
American Woodmark Corp.[b]	1,123	74,545
AO Smith Corp.	5,798	510,862
Apogee Enterprises Inc.	2,179	100,997
Armstrong Flooring Inc.[b,c]	111	1,881
Builders FirstSource Inc.[b]	6,587	74,104
Caesarstone Ltd.[b,c]	1,879	65,314
Continental Building Products Inc.[b]	2,818	62,644
Fortune Brands Home & Security Inc.	12,134	703,408
Gibraltar Industries Inc.[b]	1,607	50,733
Griffon Corp.	1,979	33,366
Insteel Industries Inc.	1,237	35,366
Lennox International Inc.	2,923	416,820
Masco Corp.	17,117	529,600

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Masonite International Corp.[b]	2,431	$160,786
NCI Building Systems Inc.[b]	1,959	31,324
Nortek Inc.[b]	687	40,746
Patrick Industries Inc.[b]	1,139	68,670
PGT Inc.[b,c]	3,859	39,748
Ply Gem Holdings Inc.[b]	1,570	22,875
Quanex Building Products Corp.	196	3,644
Simpson Manufacturing Co. Inc.	3,266	130,542
Trex Co. Inc.[b]	2,413	108,392
Universal Forest Products Inc.	1,363	126,336

		4,084,103
CAPITAL MARKETS — 0.76%
Affiliated Managers Group Inc.[b]	3,724	524,227
Ameriprise Financial Inc.	3,794	340,891
Artisan Partners Asset Management Inc.	2,971	82,237
BGC Partners Inc. Class A	17,139	149,281
Charles Schwab Corp. (The)	73,751	1,866,638
Cohen & Steers Inc.	1,581	63,936
Cowen Group Inc. Class Ab,c	454	1,344
Diamond Hill Investment Group Inc.	231	43,525
Eaton Vance Corp. NVS	8,713	307,917
Evercore Partners Inc. Class A	3,074	135,840
Federated Investors Inc. Class B	7,043	202,698
Fifth Street Asset Management Inc.	334	1,349
Financial Engines Inc.	4,262	110,258
GAMCO Investors Inc. Class A	67	2,196
Greenhill & Co. Inc.	1,626	26,179
Hennessy Advisors Inc.	227	7,598
Houlihan Lokey Inc.	950	21,252
Interactive Brokers Group Inc. Class A	661	23,399
Invesco Ltd.	5,484	140,061
Investment Technology Group Inc.	363	6,069
Ladenburg Thalmann Financial Services Inc.[b,c]	843	1,989
Lazard Ltd. Class A	1,386	41,275
LPL Financial Holdings Inc.	983	22,147
Medley Management Inc.	237	1,394
Moelis & Co. Class A	1,520	34,200

Security	Shares	Value
NorthStar Asset Management Group Inc./New York	15,329	$156,509
OM Asset Management PLC	1,853	24,738
Pzena Investment Management Inc. Class A	966	7,351
SEI Investments Co.	10,145	488,076
Silvercrest Asset Management Group Inc.	555	6,793
T Rowe Price Group Inc.	14,747	1,076,089
TD Ameritrade Holding Corp.	17,598	501,103
Virtu Financial Inc.	2,009	36,162
Waddell & Reed Financial Inc. Class A	5,983	103,027
Westwood Holdings Group Inc.	645	33,411
WisdomTree Investments Inc.	8,324	81,492

		6,672,651
CHEMICALS — 2.72%
Air Products & Chemicals Inc.	13,567	1,927,057
Axalta Coating Systems Ltd.[b]	13,070	346,747
Balchem Corp.	2,512	149,841
Celanese Corp. Series A	1,063	69,573
Chase Corp.	579	34,201
Chemours Co. (The)	12,023	99,069
Chemtura Corp.[b]	2,568	67,744
Codexis Inc.[b]	2,484	10,010
Ecolab Inc.	20,741	2,459,883
EI du Pont de Nemours & Co.	69,641	4,512,737
Ferro Corp.[b]	6,544	87,559
Flotek Industries Inc.[b]	4,105	54,186
FMC Corp.	8,551	395,997
GCP Applied Technologies Inc.[b]	4,721	122,935
Hawkins Inc.	158	6,859
HB Fuller Co.	4,030	177,280
Ingevity Corp.[b]	2,689	91,533
Innophos Holdings Inc.	1,354	57,152
International Flavors & Fragrances Inc.	6,337	798,906
KMG Chemicals Inc.	709	18,427
Koppers Holdings Inc.[b]	1,524	46,832
LyondellBasell Industries NV Class A	12,206	908,370
Minerals Technologies Inc.	1,471	83,553
Monsanto Co.	22,546	2,331,482

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
NewMarket Corp.	544	$225,423
OMNOVA Solutions Inc.[b]	2,094	15,181
PolyOne Corp.	6,483	228,461
PPG Industries Inc.	21,113	2,198,919
Praxair Inc.	19,956	2,242,855
Quaker Chemical Corp.	752	67,078
Rayonier Advanced Materials Inc.	2,057	27,955
RPM International Inc.	10,366	517,782
Scotts Miracle-Gro Co. (The) Class A	3,301	230,773
Sensient Technologies Corp.	3,508	249,208
Sherwin-Williams Co. (The)	6,402	1,880,075
Stepan Co.	152	9,049
Trecora Resources[b,c]	1,493	15,572
Trinseo SAb	2,261	97,065
Valhi Inc.	705	1,107
Valspar Corp. (The)	6,325	683,290
WR Grace & Co.	3,101	227,024

		23,774,750
COMMERCIAL SERVICES & SUPPLIES — 0.82%
Aqua Metals Inc.[b,c]	848	9,977
Brady Corp. Class A	2,746	83,918
Brink’s Co. (The)	3,653	104,074
Cintas Corp.	7,052	692,013
Clean Harbors Inc.[b]	328	17,092
Copart Inc.[b]	7,767	380,661
Covanta Holding Corp.	9,201	151,357
Deluxe Corp.	3,852	255,657
G&K Services Inc. Class A	1,219	93,339
Healthcare Services Group Inc.[c]	5,430	224,693
Heritage-Crystal Clean Inc.[b]	845	10,318
Herman Miller Inc.	4,825	144,219
HNI Corp.	3,572	166,062
InnerWorkings Inc.[b,c]	2,790	23,073
Interface Inc.	4,521	68,945
KAR Auction Services Inc.	10,933	456,343
Kimball International Inc. Class B	2,441	27,779
Knoll Inc.	3,802	92,313
Matthews International Corp. Class A	2,516	139,990
Mobile Mini Inc.	2,574	89,163
MSA Safety Inc.	1,666	87,515
Multi-Color Corp.	1,134	71,896

Security	Shares	Value
Pitney Bowes Inc.	14,975	$266,555
Quad/Graphics Inc.	1,212	28,228
Rollins Inc.	7,605	222,598
RR Donnelley & Sons Co.	11,200	189,504
SP Plus Corp.[b]	1,361	30,731
Steelcase Inc. Class A	7,077	96,035
Stericycle Inc.[b]	6,190	644,503
Team Inc.[b]	2,143	53,211
Tetra Tech Inc.	743	22,844
Tyco International PLC	2,949	125,627
U.S. Ecology Inc.	1,712	78,666
UniFirst Corp./MA	113	13,076
Viad Corp.	907	28,117
Waste Management Inc.	29,156	1,932,168
West Corp.	505	9,928

		7,132,188
COMMUNICATIONS EQUIPMENT — 0.39%
ADTRAN Inc.	2,508	46,774
Aerohive Networks Inc.[b]	1,711	11,327
Arista Networks Inc.[b,c]	3,094	199,192
ARRIS International PLC[b]	3,400	71,264
CalAmp Corp.[b,c]	2,749	40,713
Ciena Corp.[b]	10,818	202,837
Clearfield Inc.[b,c]	836	14,956
CommScope Holding Co. Inc.[b]	10,161	315,296
Extreme Networks Inc.[b]	8,070	27,357
F5 Networks Inc.[b]	5,330	606,767
Infinera Corp.[b]	7,746	87,375
InterDigital Inc./PA	2,768	154,122
Lumentum Holdings Inc.[b]	3,984	96,413
Motorola Solutions Inc.	1,569	103,507
NETGEAR Inc.[b]	1,691	80,390
Oclaro Inc.[b]	6,670	32,550
Palo Alto Networks Inc.[b]	6,908	847,197
Plantronics Inc.	2,659	116,996
ShoreTel Inc.[b]	1,045	6,991
Silicom Ltd.	117	3,498
Sonus Networks Inc.[b]	497	4,319
Ubiquiti Networks Inc.[b,c]	2,131	82,384
ViaSat Inc.[b,c]	3,054	218,056

		3,370,281

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.11%
Argan Inc.	1,095	$45,683
Comfort Systems USA Inc.	2,926	95,300
Dycom Industries Inc.[b,c]	2,417	216,950
EMCOR Group Inc.	798	39,310
Granite Construction Inc.	2,359	107,452
Great Lakes Dredge & Dock Corp.[b]	472	2,058
IES Holdings Inc.[b]	556	6,906
MasTec Inc.[b]	5,222	116,555
NV5 Global Inc.[b]	384	10,921
Orion Group Holdings Inc.[b]	197	1,046
Primoris Services Corp.	3,160	59,819
Quanta Services Inc.[b]	3,101	71,695
Tutor Perini Corp.[b]	462	10,880
Valmont Industries Inc.	1,407	190,325

		974,900
CONSTRUCTION MATERIALS — 0.30%
Eagle Materials Inc.	3,713	286,458
Headwaters Inc.[b]	5,508	98,813
Martin Marietta Materials Inc.	4,569	877,248
Summit Materials Inc. Class Ab,c	4,973	101,748
U.S. Concrete Inc.[b]	1,068	65,052
U.S. Lime & Minerals Inc.	12	708
Vulcan Materials Co.	9,802	1,179,769

		2,609,796
CONSUMER FINANCE — 0.10%
Credit Acceptance Corp.[b,c]	638	118,081
Discover Financial Services	10,779	577,647
First Cash Financial Services Inc.	2,163	111,027
Green Dot Corp. Class Ab	582	13,380
LendingClub Corp.[b,c]	11,510	49,493
Regional Management Corp.[b]	52	762

		870,390
CONTAINERS & PACKAGING — 0.51%
AEP Industries Inc.	325	26,149
AptarGroup Inc.	1,247	98,675
Avery Dennison Corp.	6,625	495,219
Ball Corp.	13,582	981,843
Bemis Co. Inc.	1,080	55,609
Berry Plastics Group Inc.[b]	9,593	372,688
Crown Holdings Inc.[b]	10,686	541,460
Graphic Packaging Holding Co.	17,785	223,024

Security	Shares	Value
Multi Packaging Solutions International Ltd.[b]	1,652	$22,054
Myers Industries Inc.	1,941	27,950
Owens-Illinois Inc.[b]	12,790	230,348
Packaging Corp. of America	7,424	496,888
Sealed Air Corp.	15,607	717,454
Silgan Holdings Inc.	3,302	169,921

		4,459,282
DISTRIBUTORS — 0.27%
Core-Mark Holding Co. Inc.	3,596	168,509
Genuine Parts Co.	10,972	1,110,915
LKQ Corp.[b]	24,247	768,630
Pool Corp.	3,206	301,460
Weyco Group Inc.	21	583

		2,350,097
DIVERSIFIED CONSUMER SERVICES — 0.19%
Bright Horizons Family Solutions Inc.[b]	3,460	229,433
Capella Education Co.	947	49,850
Carriage Services Inc.	1,068	25,290
Chegg Inc.[b,c]	2,179	10,895
Collectors Universe Inc.	469	9,263
Grand Canyon Education Inc.[b]	3,625	144,710
Houghton Mifflin Harcourt Co.[b]	6,527	102,017
Liberty Tax Inc.	420	5,595
LifeLock Inc.[b]	7,073	111,824
Service Corp. International/U.S.	14,903	402,977
ServiceMaster Global Holdings Inc.[b]	10,762	428,328
Sotheby’sc	2,368	64,883
Strayer Education Inc.[b]	356	17,490
Weight Watchers International Inc.[b,c]	2,059	23,946

		1,626,501
DIVERSIFIED FINANCIAL SERVICES — 0.75%
CBOE Holdings Inc.	6,544	435,961
FactSet Research Systems Inc.	3,178	512,993
GAIN Capital Holdings Inc.	380	2,402
Intercontinental Exchange Inc.	4,486	1,148,237
MarketAxess Holdings Inc.	2,892	420,497
Moody’s Corp.	12,054	1,129,580
Morningstar Inc.	1,486	121,525
MSCI Inc.	7,233	557,809

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
PICO Holdings Inc.[b]	162	$1,532
S&P Global Inc.	20,983	2,250,637
Value Line Inc.	84	1,373

		6,582,546
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.22%
8x8 Inc.[b]	6,938	101,364
Cogent Communications Holdings Inc.	3,278	131,317
Consolidated Communications Holdings Inc.	2,552	69,517
Fairpoint Communications Inc.[b]	1,797	26,380
General Communication Inc. Class Ab	2,678	42,312
Globalstar Inc.[b]	18,415	22,282
IDT Corp. Class B	932	13,225
Inteliquent Inc.	2,555	50,819
Lumos Networks Corp.[b]	133	1,609
ORBCOMM Inc.[b]	4,664	46,407
SBA Communications Corp. Class Ab	6,300	680,022
Straight Path Communications Inc. Class Bb,c	682	18,871
Verizon Communications Inc.	162,608	9,080,031
Vonage Holdings Corp.[b]	1,462	8,918
Windstream Holdings Inc.[c]	894	8,287
Zayo Group Holdings Inc.[b]	12,958	361,917

		10,663,278
ELECTRIC UTILITIES — 0.04%
ITC Holdings Corp.	5,903	276,378
MGE Energy Inc.	1,269	71,718
Spark Energy Inc. Class A	463	15,302

		363,398
ELECTRICAL EQUIPMENT — 0.36%
Acuity Brands Inc.	3,458	857,446
Allied Motion Technologies Inc.	460	10,700
AMETEK Inc.	3,369	155,749
AZZ Inc.	2,036	122,119
Emerson Electric Co.	8,264	431,050
Energous Corp.[b,c]	1,169	15,139
EnerSys	1,087	64,644
Generac Holdings Inc.[b,c]	5,340	186,686
General Cable Corp.	3,377	42,922
Hubbell Inc.	2,796	294,894

Security	Shares	Value
LSI Industries Inc.	259	$2,867
Plug Power Inc.[b,c]	7,749	14,413
Power Solutions International Inc.[b,c]	272	4,855
Rockwell Automation Inc.	8,181	939,342
Vicor Corp.[b]	1,066	10,735

		3,153,561
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Agilysys Inc.[b]	101	1,058
Amphenol Corp. Class A	23,852	1,367,435
Badger Meter Inc.	1,076	78,580
Belden Inc.	3,249	196,142
CDW Corp./DE	12,917	517,713
Cognex Corp.	6,451	278,038
Coherent Inc.[b]	1,906	174,933
DTS Inc./CAb	1,532	40,521
ePlus Inc.[b]	354	28,954
Fabrinet[b]	2,749	102,043
FARO Technologies Inc.[b]	280	9,472
FEI Co.	3,262	348,643
Fitbit Inc.[b,c]	8,147	99,556
II-VI Inc.[b]	1,319	24,744
IPG Photonics Corp.[b,c]	2,360	188,800
Itron Inc.[b]	2,638	113,698
Littelfuse Inc.	1,744	206,123
Mesa Laboratories Inc.	202	24,846
Methode Electronics Inc.	2,632	90,093
MTS Systems Corp.	1,180	51,731
National Instruments Corp.	6,462	177,059
Novanta Inc.[b]	653	9,893
RadiSys Corp.[b]	2,601	11,653
Rogers Corp.[b]	555	33,911
Trimble Navigation Ltd.[b]	15,808	385,083
Universal Display Corp.[b,c]	3,267	221,503
VeriFone Systems Inc.[b]	8,924	165,451
Zebra Technologies Corp. Class Ab	3,364	168,536

		5,116,212
ENERGY EQUIPMENT & SERVICES — 0.02%
PHI Inc. NVS[b]	58	1,037
RigNet Inc.[b]	895	11,984

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
TETRA Technologies Inc.[b]	4,092	$26,066
U.S. Silica Holdings Inc.	4,918	169,524

		208,611
FOOD & STAPLES RETAILING — 2.40%
Casey’s General Stores Inc.	3,117	409,917
Chefs’ Warehouse Inc. (The)[b,c]	1,555	24,880
Costco Wholesale Corp.	34,703	5,449,759
CVS Health Corp.	80,551	7,711,953
Kroger Co. (The)	75,697	2,784,893
Performance Food Group Co.[b]	2,942	79,169
PriceSmart Inc.	1,579	147,747
Rite Aid Corp.[b]	81,697	611,911
Smart & Final Stores Inc.[b]	1,285	19,134
Sprouts Farmers Market Inc.[b]	11,087	253,892
Sysco Corp.	41,756	2,118,699
U.S. Foods Holding Corp.[b]	3,547	85,979
Walgreens Boots Alliance Inc.	14,108	1,174,773
Whole Foods Market Inc.	4,255	136,245

		21,008,951
FOOD PRODUCTS — 1.73%
Alico Inc.	59	1,785
Amplify Snack Brands Inc.[b]	2,286	33,719
B&G Foods Inc.	4,884	235,409
Blue Buffalo Pet Products Inc.[b]	4,725	110,282
Cal-Maine Foods Inc.[c]	1,891	83,809
Calavo Growers Inc.	1,181	79,127
Campbell Soup Co.	14,814	985,575
ConAgra Foods Inc.	27,456	1,312,671
Darling Ingredients Inc.[b]	3,524	52,508
Dean Foods Co.	3,826	69,212
Farmer Bros. Co.[b]	612	19,621
Flowers Foods Inc.	12,567	235,631
Fresh Del Monte Produce Inc.	148	8,056
Freshpet Inc.[b]	1,536	14,331
General Mills Inc.	47,331	3,375,647
Hain Celestial Group Inc. (The)[b,c]	6,031	300,042
Hershey Co. (The)	11,150	1,265,413
Hormel Foods Corp.	18,808	688,373
Ingredion Inc.	4,024	520,746
Inventure Foods Inc.[b,c]	1,867	14,581
J&J Snack Foods Corp.	1,157	137,995
John B Sanfilippo & Son Inc.	171	7,290
Kellogg Co.	18,231	1,488,561

Security	Shares	Value
Kraft Heinz Co. (The)	6,078	$537,781
Lancaster Colony Corp.	1,480	188,863
Landec Corp.[b]	432	4,648
Lifeway Foods Inc.[b]	366	3,539
Limoneira Co.[c]	877	15,453
McCormick & Co. Inc./MD	9,193	980,617
Mead Johnson Nutrition Co.	5,349	485,422
Omega Protein Corp.[b]	93	1,859
Pilgrim’s Pride Corp.	619	15,772
Post Holdings Inc.[b]	2,944	243,439
Tootsie Roll Industries Inc.[c]	1,350	52,016
TreeHouse Foods Inc.[b]	1,371	140,733
Tyson Foods Inc. Class A	10,840	724,004
WhiteWave Foods Co. (The)[b]	13,804	647,960

		15,082,490
GAS UTILITIES — 0.01%
Chesapeake Utilities Corp.	136	9,001
New Jersey Resources Corp.	555	21,395
Piedmont Natural Gas Co. Inc.	485	29,158
Southwest Gas Corp.	388	30,540
WGL Holdings Inc.	203	14,370

		104,464
HEALTH CARE EQUIPMENT & SUPPLIES — 2.96%
Abaxis Inc.	1,713	80,905
ABIOMED Inc.[b]	3,152	344,482
Accuray Inc.[b,c]	5,952	30,891
Alere Inc.[b]	1,270	52,934
Align Technology Inc.[b]	5,735	461,954
Analogic Corp.	64	5,084
Anika Therapeutics Inc.[b]	1,016	54,508
AtriCure Inc.[b]	1,721	24,318
Atrion Corp.	110	47,065
Avinger Inc.[b,c]	861	10,272
AxoGen Inc.[b]	1,902	13,086
Baxter International Inc.	4,406	199,239
Becton Dickinson and Co.	16,649	2,823,504
Boston Scientific Corp.[b]	107,265	2,506,783
Cantel Medical Corp.	2,821	193,887
Cardiovascular Systems Inc.[b,c]	2,731	50,182
Cerus Corp.[b]	6,251	39,006
ConforMIS Inc.[b,c]	2,778	19,502
Cooper Companies Inc. (The)	2,932	503,043
Corindus Vascular Robotics Inc.[b,c]	1,697	2,427

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
CR Bard Inc.	5,840	$1,373,334
CryoLife Inc.	1,640	19,368
Cutera Inc.[b]	715	8,015
Cynosure Inc. Class Ab	1,942	94,469
Danaher Corp.	12,723	1,285,023
DexCom Inc.[b]	6,526	517,708
Edwards Lifesciences Corp.[b,c]	16,784	1,673,868
Endologix Inc.[b,c]	6,120	76,255
Entellus Medical Inc.[b]	769	14,050
GenMark Diagnostics Inc.[b,c]	2,962	25,769
Glaukos Corp.[b]	1,308	38,141
Globus Medical Inc. Class Ab	5,576	132,876
HeartWare International Inc.[b,c]	1,343	77,558
Hill-Rom Holdings Inc.	4,861	245,238
Hologic Inc.[b]	22,171	767,117
ICU Medical Inc.[b]	789	88,960
IDEXX Laboratories Inc.[b,c]	7,053	654,942
Inogen Inc.[b]	1,376	68,951
Insulet Corp.[b]	4,699	142,098
Integra LifeSciences Holdings Corp.[b]	2,380	189,876
Intuitive Surgical Inc.[b]	3,005	1,987,537
InVivo Therapeutics Holdings Corp.[b,c]	1,982	11,456
iRadimed Corp.[b]	133	2,894
IRIDEX Corp.[b]	595	8,800
K2M Group Holdings Inc.[b]	635	9,855
LDR Holding Corp.[b]	2,212	81,733
LeMaitre Vascular Inc.	1,046	14,926
Masimo Corp.[b]	3,380	177,501
Meridian Bioscience Inc.	2,567	50,057
Merit Medical Systems Inc.[b]	1,310	25,977
Natus Medical Inc.[b]	2,519	95,218
Neogen Corp.[b]	2,983	167,794
Nevro Corp.[b,c]	1,890	139,406
Novocure Ltd.[b,c]	3,968	46,307
NuVasive Inc.[b]	3,825	228,429
NxStage Medical Inc.[b,c]	4,930	106,882
OraSure Technologies Inc.[b]	4,232	25,011
Orthofix International NVb	1,380	58,512
Oxford Immunotec Global PLC[b]	1,650	14,850
Penumbra Inc.[b]	2,003	119,179
Quidel Corp.[b,c]	1,979	35,345

Security	Shares	Value
ResMed Inc.	11,061	$699,387
Rockwell Medical Inc.[b,c]	3,376	25,556
Second Sight Medical Products Inc.[b,c]	1,014	3,630
Senseonics Holdings Inc.[b,c]	2,193	8,619
Spectranetics Corp. (The)[b,c]	3,369	63,034
St. Jude Medical Inc.	15,353	1,197,534
STAAR Surgical Co.[b]	2,788	15,362
Stryker Corp.	26,789	3,210,126
SurModics Inc.[b]	1,010	23,715
Tandem Diabetes Care Inc.[b,c]	1,296	9,772
Teleflex Inc.	638	113,124
TransEnterix Inc.[b]	199	243
Utah Medical Products Inc.	325	20,475
Varian Medical Systems Inc.[b,c]	7,575	622,892
Vascular Solutions Inc.[b]	1,238	51,575
Veracyte Inc.[b]	1,263	6,353
ViewRay Inc.[b]	523	2,139
West Pharmaceutical Services Inc.	5,635	427,584
Zeltiq Aesthetics Inc.[b,c]	2,785	76,114
Zimmer Biomet Holdings Inc.	7,793	938,121

		25,879,712
HEALTH CARE PROVIDERS & SERVICES — 3.86%
AAC Holdings Inc.[b,c]	602	13,738
Acadia Healthcare Co. Inc.[b]	1,991	110,301
Aceto Corp.	1,902	41,635
Addus HomeCare Corp.[b,c]	23	401
Adeptus Health Inc. Class Ab,c	970	50,110
Aetna Inc.	9,116	1,113,337
Air Methods Corp.[b]	3,043	109,031
Almost Family Inc.[b]	159	6,775
Amedisys Inc.[b]	2,199	111,006
American Renal Associates Holdings Inc.[b]	604	17,498
AmerisourceBergen Corp.	14,145	1,121,981
AMN Healthcare Services Inc.[b,c]	3,844	153,645
Amsurg Corp.[b]	2,398	185,941
Anthem Inc.	5,702	748,901
BioScrip Inc.[b]	679	1,731
BioTelemetry Inc.[b]	1,987	32,388
Capital Senior Living Corp.[b]	2,333	41,224
Cardinal Health Inc.	24,035	1,874,970

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Centene Corp.[b]	9,821	$700,925
Chemed Corp.	1,323	180,338
Cigna Corp.	6,755	864,572
Civitas Solutions Inc.[b]	1,380	28,745
CorVel Corp.[b]	837	36,142
Cross Country Healthcare Inc.[b,c]	2,506	34,884
DaVita HealthCare Partners Inc.[b]	5,232	404,538
Diplomat Pharmacy Inc.[b,c]	3,598	125,930
Ensign Group Inc. (The)	3,518	73,913
Envision Healthcare Holdings Inc.[b]	12,343	313,142
ExamWorks Group Inc.[b]	3,078	107,268
Express Scripts Holding Co.[b]	44,482	3,371,736
Genesis Healthcare Inc.[b]	1,316	2,329
HCA Holdings Inc.[b]	16,531	1,273,052
HealthEquity Inc.[b,c]	3,393	103,096
HealthSouth Corp.	7,018	272,439
Henry Schein Inc.[b]	6,479	1,145,487
Humana Inc.	11,163	2,008,000
Laboratory Corp. of America Holdings[b]	3,642	474,443
Landauer Inc.	843	34,698
LHC Group Inc.[b]	48	2,077
McKesson Corp.	17,925	3,345,701
MEDNAX Inc.[b]	5,111	370,190
Molina Healthcare Inc.[b,c]	2,269	113,223
National Research Corp. Class A	601	8,234
Nobilis Health Corp.[b,c]	2,393	5,336
Owens & Minor Inc.	581	21,718
Patterson Companies Inc.	6,653	318,612
Premier Inc.[b]	1,107	36,199
Providence Service Corp. (The)[b]	1,031	46,271
Quorum Health Corp.[b]	2,339	25,051
RadNet Inc.[b]	2,190	11,695
Select Medical Holdings Corp.[b]	631	6,859
Surgery Partners Inc.[b,c]	643	11,510
Surgical Care Affiliates Inc.[b]	2,110	100,584
Team Health Holdings Inc.[b,c]	5,515	224,295
Teladoc Inc.[b]	1,614	25,856
Tenet Healthcare Corp.[b,c]	6,368	176,011
U.S. Physical Therapy Inc.	966	58,163
UnitedHealth Group Inc.	74,703	10,548,064

Security	Shares	Value
Universal Health Services Inc. Class B	1,679	$225,154
USMD Holdings Inc.[b]	13	244
VCA Inc.[b]	6,213	420,061
WellCare Health Plans Inc.[b]	3,342	358,530

		33,749,928
HEALTH CARE TECHNOLOGY — 0.36%
athenahealth Inc.[b,c]	3,091	426,589
Castlight Health Inc.[b]	2,513	9,952
Cerner Corp.[b,c]	23,376	1,369,834
Computer Programs & Systems Inc.	841	33,573
Cotiviti Holdings Inc.[b]	757	15,995
HealthStream Inc.[b]	1,896	50,282
HMS Holdings Corp.[b]	6,678	117,600
Imprivata Inc.[b,c]	1,532	21,448
IMS Health Holdings Inc.[b]	12,004	304,421
Inovalon Holdings Inc.[b,c]	4,669	84,089
Medidata Solutions Inc.[b]	4,222	197,885
Omnicell Inc.[b]	2,826	96,734
Press Ganey Holdings Inc.[b]	1,738	68,390
Quality Systems Inc.	3,962	47,187
Veeva Systems Inc.[b]	7,618	259,926
Vocera Communications Inc.[b]	1,537	19,750

		3,123,655
HOTELS, RESTAURANTS & LEISURE — 3.39%
Aramark	8,295	277,219
Biglari Holdings Inc.[b]	7	2,823
BJ’s Restaurants Inc.[b]	1,852	81,173
Bloomin’ Brands Inc.	8,941	159,776
Bob Evans Farms Inc./DE	1,558	59,126
Bojangles’ Inc.[b]	616	10,441
Boyd Gaming Corp.[b,c]	6,515	119,876
Brinker International Inc.	4,364	198,693
Buffalo Wild Wings Inc.[b,c]	1,511	209,953
Carrols Restaurant Group Inc.[b]	2,290	27,251
Century Casinos Inc.[b]	782	4,872
Cheesecake Factory Inc. (The)	3,739	179,995
Chipotle Mexican Grill Inc.[b]	2,256	908,627
Choice Hotels International Inc.	1,796	85,526
Churchill Downs Inc.	1,063	134,321
Chuy’s Holdings Inc.[b,c]	1,290	44,647
ClubCorp Holdings Inc.	5,054	65,702

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Cracker Barrel Old Country Store Inc.[c]	1,446	$247,946
Darden Restaurants Inc.	9,255	586,212
Dave & Buster’s Entertainment Inc.[b]	2,983	139,575
Del Frisco’s Restaurant Group Inc.[b]	138	1,976
Denny’s Corp.[b]	4,245	45,549
Diamond Resorts International Inc.[b,c]	3,141	94,104
DineEquity Inc.	798	67,654
Domino’s Pizza Inc.	3,935	516,980
Dunkin’ Brands Group Inc.	7,484	326,452
Eldorado Resorts Inc.[b]	2,034	30,907
Empire Resorts Inc.[b,c]	213	3,365
Extended Stay America Inc.	807	12,065
Fiesta Restaurant Group Inc.[b]	2,106	45,932
Golden Entertainment Inc.	169	1,976
Habit Restaurants Inc. (The)[b]	855	14,005
Hilton Worldwide Holdings Inc.	36,654	825,815
Hyatt Hotels Corp. Class Ab	106	5,209
Interval Leisure Group Inc.	857	13,626
Isle of Capri Casinos Inc.[b]	2,097	38,417
Jack in the Box Inc.	2,006	172,355
Jamba Inc.[b,c]	944	9,714
Kona Grill Inc.[b,c]	297	3,184
Krispy Kreme Doughnuts Inc.[b]	4,587	96,144
La Quinta Holdings Inc.[b,c]	1,385	15,789
Las Vegas Sands Corp.	28,901	1,256,904
Lindblad Expeditions Holdings Inc.[b]	1,161	11,180
Marriott International Inc./MD Class A	12,974	862,252
Marriott Vacations Worldwide Corp.	111	7,602
McDonald’s Corp.	70,026	8,426,929
MGM Resorts International[b]	3,380	76,489
Nathan’s Famous Inc.[b]	240	10,680
Noodles & Co.[b,c]	798	7,804
Norwegian Cruise Line Holdings Ltd.[b]	1,175	46,812
Panera Bread Co. Class Ab	1,813	384,247
Papa John’s International Inc.	2,169	147,492
Penn National Gaming Inc.[b,c]	5,041	70,322
Pinnacle Entertainment Inc.[b,c]	381	4,221
Planet Fitness Inc. Class Ab,c	1,279	24,148

Security	Shares	Value
Popeyes Louisiana Kitchen Inc.[b]	1,751	$95,675
Potbelly Corp.[b,c]	1,733	21,732
Red Robin Gourmet Burgers Inc.[b]	205	9,723
Red Rock Resorts Inc. Class Ab	2,371	52,115
Ruth’s Hospitality Group Inc.	2,494	39,779
Scientific Games Corp. Class Ab	3,777	34,711
SeaWorld Entertainment Inc.[c]	5,355	76,737
Shake Shack Inc. Class Ab,c	1,231	44,845
Six Flags Entertainment Corp.	5,617	325,505
Sonic Corp.	3,701	100,112
Starbucks Corp.	113,655	6,491,974
Starwood Hotels & Resorts Worldwide Inc.	7,941	587,237
Texas Roadhouse Inc.	5,226	238,306
Vail Resorts Inc.	2,893	399,899
Wendy’s Co. (The)	9,508	91,467
Wingstop Inc.[b]	1,231	33,545
Wyndham Worldwide Corp.	8,748	623,120
Wynn Resorts Ltd.	5,797	525,440
Yum! Brands Inc.	30,735	2,548,546
Zoe’s Kitchen Inc.[b]	1,456	52,809

		29,615,331
HOUSEHOLD DURABLES — 0.70%
Bassett Furniture Industries Inc.	407	9,744
CalAtlantic Group Inc.	730	26,798
Cavco Industries Inc.[b]	665	62,310
Century Communities Inc.[b,c]	28	486
DR Horton Inc.	14,711	463,102
Ethan Allen Interiors Inc.	1,947	64,329
Harman International Industries Inc.	2,590	186,014
Helen of Troy Ltd.[b]	2,207	226,968
Hooker Furniture Corp.	44	946
Installed Building Products Inc.[b]	1,485	53,891
iRobot Corp.[b,c]	2,109	73,984
KB Home	1,434	21,811
La-Z-Boy Inc.	1,485	41,313
Leggett & Platt Inc.	10,530	538,188
Lennar Corp. Class A	7,493	345,427
Lennar Corp. Class B	271	10,095

14

Schedule of Investments (Unaudited) Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
LGI Homes Inc.[b,c]	1,137	$36,316
Libbey Inc.	142	2,256
M/I Homes Inc.[b]	350	6,590
MDC Holdings Inc.	1,037	25,241
Meritage Homes Corp.[b]	203	7,621
Mohawk Industries Inc.[b]	3,876	735,510
New Home Co. Inc. (The)[b]	145	1,383
Newell Brands Inc.	34,958	1,697,910
NVR Inc.[b]	278	494,934
PulteGroup Inc.	8,131	158,473
Taylor Morrison Home Corp. Class Ab	2,397	35,571
Tempur Sealy International Inc.[b]	4,229	233,948
Toll Brothers Inc.[b,c]	5,762	155,055
TopBuild Corp.[b]	410	14,842
TRI Pointe Group Inc.[b]	688	8,132
Tupperware Brands Corp.	3,984	224,220
UCP Inc. Class Ab	43	345
Universal Electronics Inc.[b]	1,113	80,448
Whirlpool Corp.	578	96,318
ZAGG Inc.[b]	2,106	11,056

		6,151,575
HOUSEHOLD PRODUCTS — 0.81%
Central Garden & Pet Co.[b]	100	2,283
Central Garden & Pet Co. Class Ab	434	9,422
Church & Dwight Co. Inc.	10,160	1,045,362
Clorox Co. (The)	8,773	1,214,096
Colgate-Palmolive Co.	12,376	905,923
Energizer Holdings Inc.	1,522	78,368
HRG Group Inc.[b]	9,337	128,197
Kimberly-Clark Corp.	24,373	3,350,800
Orchids Paper Products Co.	704	25,041
Spectrum Brands Holdings Inc.	1,993	237,785
WD-40 Co.	1,093	128,373

		7,125,650
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Ormat Technologies Inc.	1,383	60,520
Pattern Energy Group Inc.	3,643	83,680

		144,200

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.55%
3M Co.	46,880	$8,209,626
Carlisle Companies Inc.	1,484	156,829
General Electric Co.	142,288	4,479,226
Raven Industries Inc.	1,766	33,448
Roper Technologies Inc.	4,056	691,791

		13,570,920
INSURANCE — 0.80%
American Independence Corp.[b]	19	466
AMERISAFE Inc.	1,116	68,321
AmTrust Financial Services Inc.	346	8,477
Aon PLC	20,929	2,286,075
Arthur J Gallagher & Co.	9,559	455,008
Atlas Financial Holdings Inc.[b]	362	6,234
Brown & Brown Inc.	555	20,796
Crawford & Co. Class B	675	5,731
eHealth Inc.[b]	1,345	18,857
Erie Indemnity Co. Class A	1,421	141,162
Lincoln National Corp.	4,310	167,099
Maiden Holdings Ltd.	450	5,508
Marsh & McLennan Companies Inc.	41,502	2,841,227
National General Holdings Corp.	2,216	47,467
National Interstate Corp.	162	4,900
Patriot National Inc.[b,c]	806	6,593
Primerica Inc.	3,707	212,189
Progressive Corp. (The)	4,441	148,773
RLI Corp.	2,469	169,818
State National Companies Inc.	455	4,791
Third Point Reinsurance Ltd.[b,c]	596	6,985
Trupanion Inc.[b,c]	1,057	14,005
United Insurance Holdings Corp.	999	16,364
Universal Insurance Holdings Inc.	2,515	46,729
WMIH Corp.[b]	16,011	35,544
XL Group PLC	7,312	243,563

		6,982,682
INTERNET & CATALOG RETAIL — 3.78%
1-800-Flowers.com Inc. Class Ab	601	5,421
Amazon.com Inc.[b]	30,997	22,182,073
Blue Nile Inc.	990	27,106
Duluth Holdings Inc.[b,c]	745	18,223
Etsy Inc.[b]	8,250	79,117
Expedia Inc.	9,488	1,008,574

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Gaiam Inc. Class Ab	498	$3,855
Groupon Inc.[b,c]	29,085	94,526
HSN Inc.	2,464	120,564
Liberty Interactive Corp. QVC Group Series Ab	19,856	503,747
Liberty TripAdvisor Holdings Inc. Class Ab	5,713	125,000
Liberty Ventures Series Ab	1,966	72,880
Netflix Inc.[b]	32,469	2,970,264
NutriSystem Inc.	2,132	54,068
Overstock.com Inc.[b]	838	13,500
PetMed Express Inc.	1,530	28,703
Priceline Group Inc. (The)[b]	3,942	4,921,232
Shutterfly Inc.[b]	2,719	126,733
TripAdvisor Inc.[b,c]	9,047	581,722
Wayfair Inc. Class Ab,c	2,480	96,720

		33,034,028
INTERNET SOFTWARE & SERVICES — 7.32%
2U Inc.[b,c]	2,882	84,760
Akamai Technologies Inc.[b]	12,176	681,004
Alarm.com Holdings Inc.[b]	916	23,477
Alphabet Inc. Class Ab	23,398	16,461,195
Alphabet Inc. Class Cb	23,648	16,366,781
Amber Road Inc.[b,c]	1,089	8,396
Angie’s List Inc.[b]	3,045	19,823
Apigee Corp.[b,c]	1,192	14,566
Appfolio Inc.[b,c]	333	4,815
Benefitfocus Inc.[b,c]	1,008	38,425
Blucora Inc.[b]	640	6,630
Box Inc. Class Ab,c	3,824	39,540
Brightcove Inc.[b]	1,979	17,415
Carbonite Inc.[b]	1,510	14,692
Care.com Inc.[b]	1,251	14,612
ChannelAdvisor Corp.[b]	1,477	21,402
Cimpress NVb	1,979	183,018
comScore Inc.[b]	3,847	91,866
Cornerstone OnDemand Inc.[b]	3,971	151,136
CoStar Group Inc.[b,c]	2,517	550,367
Cvent Inc.[b]	2,369	84,621
Demandware Inc.[b]	2,970	222,453
DHI Group Inc.[b]	3,914	24,384
EarthLink Holdings Corp.	7,742	49,549
eBay Inc.[b]	85,003	1,989,920

Security	Shares	Value
Endurance International Group Holdings Inc.[b]	4,414	$39,682
Envestnet Inc.[b,c]	3,259	108,557
Everyday Health Inc.[b]	1,468	11,568
Facebook Inc. Class Ab	178,833	20,437,035
Five9 Inc.[b]	2,700	32,130
GoDaddy Inc. Class Ab,c	3,689	115,060
Gogo Inc.[b,c]	4,415	37,042
GrubHub Inc.[b,c]	6,361	197,636
GTT Communications Inc.[b,c]	1,846	34,114
Hortonworks Inc.[b,c]	3,156	33,738
IAC/InterActiveCorp	4,382	246,707
inContact Inc.[b,c]	4,505	62,394
Instructure Inc.[b]	813	15,447
IntraLinks Holdings Inc.[b]	186	1,209
j2 Global Inc.	3,715	234,677
LinkedIn Corp. Class Ab	9,344	1,768,352
LivePerson Inc.[b,c]	4,082	25,880
LogMeIn Inc.[b]	2,045	129,714
Marketo Inc.[b]	3,396	118,249
Match Group Inc.[b,c]	2,009	30,286
MeetMe Inc.[b]	2,812	14,988
New Relic Inc.[b,c]	1,722	50,592
NIC Inc.	4,947	108,537
Numerex Corp. Class Ab	188	1,408
Pandora Media Inc.[b,c]	15,032	187,148
Q2 Holdings Inc.[b,c]	2,006	56,208
Quotient Technology Inc.[b]	5,296	71,019
Rackspace Hosting Inc.[b,c]	8,365	174,494
Reis Inc.	431	10,732
SciQuest Inc.[b]	2,135	37,704
Shutterstock Inc.[b,c]	1,477	67,647
SPS Commerce Inc.[b]	1,266	76,720
Stamps.com Inc.[b]	1,273	111,286
TechTarget Inc.[b]	419	3,394
TrueCar Inc.[b,c]	3,650	28,653
Twitter Inc.[b]	44,474	752,055
VeriSign Inc.[b,c]	7,591	656,318
Web.com Group Inc.[b]	3,277	59,576
WebMD Health Corp.[b,c]	2,893	168,112
Xactly Corp.[b]	1,778	22,776
XO Group Inc.[b]	1,943	33,867
Yelp Inc.[b]	4,176	126,783

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Zillow Group Inc. Class Ab,c	2,805	$102,803
Zillow Group Inc. Class Cb,c	5,626	204,111

		63,971,255
IT SERVICES — 6.47%
Accenture PLC Class A	49,685	5,628,814
Acxiom Corp.[b]	2,997	65,904
ALJ Regional Holdings Inc.[b]	1,460	7,300
Alliance Data Systems Corp.[b]	4,596	900,448
Automatic Data Processing Inc.	36,295	3,334,422
Black Knight Financial Services Inc. Class Ab,c	1,830	68,808
Blackhawk Network Holdings Inc.[b]	4,398	147,289
Booz Allen Hamilton Holding Corp.	8,479	251,318
Broadridge Financial Solutions Inc.	9,313	607,208
Cardtronics Inc.[b]	3,495	139,136
Cass Information Systems Inc.	474	24,506
Cognizant Technology Solutions Corp. Class Ab	48,071	2,751,584
Convergys Corp.	3,550	88,750
CoreLogic Inc./U.S.[b]	4,127	158,807
CSG Systems International Inc.	2,431	97,994
CSRA Inc.	12,987	304,285
Datalink Corp.[b]	80	600
DST Systems Inc.	2,607	303,533
EPAM Systems Inc.[b]	3,748	241,034
Euronet Worldwide Inc.[b]	4,084	282,572
EVERTEC Inc.	4,099	63,698
ExlService Holdings Inc.[b]	2,561	134,222
Fidelity National Information Services Inc.	14,690	1,082,359
First Data Corp. Class Ab,c	24,856	275,156
Fiserv Inc.[b]	17,648	1,918,867
FleetCor Technologies Inc.[b]	7,279	1,041,843
Forrester Research Inc.	815	30,041
Gartner Inc.[b]	6,428	626,151
Genpact Ltd.[b]	12,181	326,938
Global Payments Inc.	12,191	870,194
Hackett Group Inc. (The)	1,762	24,439
Information Services Group Inc.[b]	2,450	9,187
International Business Machines Corp.	48,133	7,305,627
Jack Henry & Associates Inc.	6,256	545,961

Security	Shares	Value
Lionbridge Technologies Inc.[b]	4,437	$17,526
MasterCard Inc. Class A	76,790	6,762,127
MAXIMUS Inc.	5,033	278,677
NeuStar Inc. Class Ab,c	964	22,664
Paychex Inc.	25,641	1,525,639
PayPal Holdings Inc.[b]	90,122	3,290,354
Perficient Inc.[b]	1,815	36,863
PFSweb Inc.[b]	846	8,037
Planet Payment Inc.[b]	3,338	14,988
Sabre Corp.	16,446	440,588
Science Applications International Corp.	3,337	194,714
ServiceSource International Inc.[b,c]	2,537	10,224
Square Inc.[b,c]	4,075	36,879
Syntel Inc.[b]	2,456	111,159
TeleTech Holdings Inc.	1,285	34,862
Teradata Corp.[b,c]	10,284	257,820
Total System Services Inc.	13,195	700,786
Travelport Worldwide Ltd.	6,759	87,123
Unisys Corp.[b,c]	2,607	18,979
Vantiv Inc. Class Ab	12,305	696,463
Virtusa Corp.[b]	2,329	67,262
Visa Inc. Class A	151,854	11,263,011
Western Union Co. (The)	39,120	750,322
WEX Inc.[b]	3,064	271,685

		56,557,747
LEISURE PRODUCTS — 0.30%
Arctic Cat Inc.	367	6,239
Brunswick Corp./DE	5,843	264,805
Callaway Golf Co.	2,766	28,241
Hasbro Inc.	8,927	749,779
Malibu Boats Inc. Class Ab,c	1,318	15,922
Marine Products Corp.	377	3,189
Mattel Inc.	27,115	848,428
MCBC Holdings Inc.	364	4,022
Nautilus Inc.[b]	2,347	41,871
Polaris Industries Inc.	4,782	390,976
Smith & Wesson Holding Corp.[b,c]	4,396	119,483
Sturm Ruger & Co. Inc.	1,436	91,918
Vista Outdoor Inc.[b]	837	39,950

		2,604,823

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.88%
Accelerate Diagnostics Inc.[b,c]	1,651	$23,758
Agilent Technologies Inc.	6,773	300,450
Albany Molecular Research Inc.[b,c]	963	12,943
Bio-Techne Corp.	2,916	328,837
Bruker Corp.	8,610	195,791
Cambrex Corp.[b]	2,568	132,843
Charles River Laboratories International Inc.[b]	3,707	305,605
ChromaDex Corp.[b]	2,257	9,344
Enzo Biochem Inc.[b]	2,941	17,558
Fluidigm Corp.[b]	2,370	21,401
Illumina Inc.[b]	11,627	1,632,198
INC Research Holdings Inc.[b]	3,258	124,228
Luminex Corp.[b]	1,294	26,178
Mettler-Toledo International Inc.[b]	2,086	761,223
NanoString Technologies Inc.[b,c]	1,244	15,674
NeoGenomics Inc.[b]	4,035	32,441
Pacific Biosciences of California Inc.[b,c]	5,869	41,288
PAREXEL International Corp.[b]	4,208	264,599
PerkinElmer Inc.	1,806	94,671
PRA Health Sciences Inc.[b,c]	1,901	79,386
Quintiles Transnational Holdings Inc.[b]	4,293	280,419
Thermo Fisher Scientific Inc.	14,217	2,100,704
VWR Corp.[b,c]	359	10,375
Waters Corp.[b]	6,103	858,387

		7,670,301
MACHINERY — 1.24%
Actuant Corp. Class A	2,224	50,285
Alamo Group Inc.	168	11,083
Albany International Corp. Class A	270	10,781
Altra Industrial Motion Corp.	1,571	42,386
Astec Industries Inc.	717	40,260
Blue Bird Corp.[b]	672	7,997
CLARCOR Inc.	3,760	228,721
Deere & Co.	6,185	501,232
Donaldson Co. Inc.	9,433	324,118
Douglas Dynamics Inc.	1,478	38,029
Energy Recovery Inc.[b]	2,715	24,136
EnPro Industries Inc.	1,696	75,285

Security	Shares	Value
ExOne Co. (The)[b]	109	$1,152
Flowserve Corp.	6,271	283,261
Franklin Electric Co. Inc.	3,487	115,245
Global Brass & Copper Holdings Inc.	1,397	38,124
Gorman-Rupp Co. (The)	1,197	32,810
Graco Inc.	4,336	342,501
Hillenbrand Inc.	4,770	143,291
Hyster-Yale Materials Handling Inc.	204	12,136
IDEX Corp.	5,564	456,804
Illinois Tool Works Inc.	23,446	2,442,135
Ingersoll-Rand PLC	10,270	653,994
John Bean Technologies Corp.	2,258	138,235
Kadant Inc.	153	7,881
Lincoln Electric Holdings Inc.	3,062	180,903
Lindsay Corp.[c]	752	51,031
Lydall Inc.[b]	1,303	50,244
Manitowoc Foodservice Inc.[b]	4,405	77,616
Middleby Corp. (The)[b]	4,455	513,439
Milacron Holdings Corp.[b,c]	1,073	15,569
Miller Industries Inc./TN	28	577
Mueller Industries Inc.	3,230	102,972
Mueller Water Products Inc. Class A	12,249	139,884
Navistar International Corp.[b]	224	2,619
Nordson Corp.	4,482	374,740
Omega Flex Inc.	208	7,912
PACCAR Inc.	2,397	124,332
Proto Labs Inc.[b,c]	1,940	111,666
RBC Bearings Inc.[b]	1,771	128,397
Rexnord Corp.[b]	5,028	98,700
Snap-on Inc.	3,365	531,064
Standex International Corp.	745	61,559
Stanley Black & Decker Inc.	1,437	159,823
Sun Hydraulics Corp.	1,727	51,275
Supreme Industries Inc. Class A	587	8,042
Tennant Co.	1,347	72,563
Toro Co. (The)	4,244	374,321
Wabash National Corp.[b,c]	1,369	17,386
WABCO Holdings Inc.[b]	4,243	388,531
Wabtec Corp./DE	6,908	485,149

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Watts Water Technologies Inc. Class A	2,042	$118,967
Woodward Inc.	4,171	240,416
Xylem Inc./NY	7,408	330,767

		10,842,346
MARINE — 0.01%
Matson Inc.	1,522	49,145

		49,145
MEDIA — 4.95%
AMC Entertainment Holdings Inc. Class A	136	3,755
AMC Networks Inc. Class Ab	4,687	283,189
Cable One Inc.	373	190,756
Carmike Cinemas Inc.[b]	1,245	37,499
CBS Corp. Class B NVS	32,128	1,749,048
Central European Media Enterprises Ltd. Class Ab	4,046	8,537
Charter Communications Inc.[b]	15,955	3,647,951
Cinemark Holdings Inc.	8,416	306,847
Clear Channel Outdoor Holdings Inc. Class A	1,445	8,988
Comcast Corp. Class A	177,631	11,579,765
Daily Journal Corp.[b]	59	13,982
Discovery Communications Inc. Class Ab,c	10,903	275,083
Discovery Communications Inc. Class C NVS[b]	17,391	414,775
DISH Network Corp. Class Ab	13,461	705,356
DreamWorks Animation SKG Inc. Class Ab	6,112	249,797
Entravision Communications Corp. Class A	4,989	33,526
Global Eagle Entertainment Inc.[b,c]	266	1,766
Gray Television Inc.[b,c]	3,166	34,351
Hemisphere Media Group Inc.[b]	34	401
IMAX Corp.[b,c]	4,847	142,890
Interpublic Group of Companies Inc. (The)	31,908	737,075
Liberty Braves Group Class Ab	49	737
Liberty Braves Group Class Cb	169	2,478
Liberty Media Group Class Ab	303	5,799
Liberty Media Group Class Cb,c	612	11,610
Lions Gate Entertainment Corp.	4,797	97,043

Security	Shares	Value
Live Nation Entertainment Inc.[b]	5,948	$139,778
Loral Space & Communications Inc.[b]	1,056	37,245
Madison Square Garden Co. (The)[b]	154	26,567
MDC Partners Inc. Class A	1,463	26,758
MSG Networks Inc. Class Ab	1,582	24,268
New Media Investment Group Inc.	502	9,071
Nexstar Broadcasting Group Inc. Class A	2,415	114,906
Omnicom Group Inc.	18,791	1,531,279
Radio One Inc. Class Db	1,775	5,662
Reading International Inc. Class Ab	264	3,297
Regal Entertainment Group Class Ac	1,811	39,914
Scripps Networks Interactive Inc. Class A	6,544	407,495
Sinclair Broadcast Group Inc. Class A	5,142	153,540
Sirius XM Holdings Inc.[b,c]	141,500	558,925
Starz Series Ab,c	6,616	197,951
Time Warner Inc.	41,159	3,026,833
Townsquare Media Inc. Class Ab	35	276
Tribune Media Co.	481	18,846
tronc Inc.	1,352	18,658
Twenty-First Century Fox Inc. Class A	66,969	1,811,511
Twenty-First Century Fox Inc. Class B	30,107	820,416
Viacom Inc. Class A	794	36,858
Viacom Inc. Class B NVS	24,178	1,002,662
Walt Disney Co. (The)	129,307	12,648,811
World Wrestling Entertainment Inc. Class A	2,835	52,192

		43,256,723
METALS & MINING — 0.08%
Century Aluminum Co.[b]	226	1,431
Coeur Mining Inc.[b]	8,880	94,661
Freeport-McMoRan Inc.	21,693	241,660
Gold Resource Corp.	3,131	11,240
Kaiser Aluminum Corp.	430	38,876
Real Industry Inc.[b]	2,355	18,298

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Royal Gold Inc.	400	$28,808
Southern Copper Corp.[c]	2,801	75,571
Steel Dynamics Inc.	2,767	67,792
Worthington Industries Inc.	3,545	149,953

		728,290
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	3,034	236,440

		236,440
MULTILINE RETAIL — 0.55%
Big Lots Inc.	3,942	197,534
Dollar General Corp.	22,629	2,127,126
Dollar Tree Inc.[b]	18,019	1,698,110
Fred’s Inc. Class A	153	2,465
Nordstrom Inc.	10,012	380,957
Ollie’s Bargain Outlet Holdings Inc.[b,c]	1,583	39,401
Sears Holdings Corp.[b,c]	81	1,102
Target Corp.	5,073	354,197

		4,800,892
OIL, GAS & CONSUMABLE FUELS — 0.59%
Abraxas Petroleum Corp.[b]	4,333	4,896
Apache Corp.	20,816	1,158,827
Cabot Oil & Gas Corp.	25,797	664,015
Callon Petroleum Co.[b]	9,562	107,381
Carrizo Oil & Gas Inc.[b,c]	4,394	157,525
Chesapeake Energy Corp.[b]	4,061	17,381
Cimarex Energy Co.	1,175	140,201
Continental Resources Inc./OKb,c	3,057	138,390
CVR Energy Inc.	450	6,975
Devon Energy Corp.	3,700	134,125
Diamondback Energy Inc.[b]	1,400	127,694
EOG Resources Inc.	4,900	408,758
Evolution Petroleum Corp.	2,409	13,177
Isramco Inc.[b]	50	4,113
Matador Resources Co.[b,c]	6,536	129,413
Memorial Resource Development Corp.[b]	1,609	25,551
Newfield Exploration Co.[b]	4,023	177,736
ONEOK Inc.	16,618	788,524
Panhandle Oil and Gas Inc. Class A	594	9,902
Par Pacific Holdings Inc.[b,c]	1,075	16,490
Parsley Energy Inc. Class Ab	1,044	28,251

Security	Shares	Value
Renewable Energy Group Inc.[b]	215	$1,898
Sanchez Energy Corp.[b]	910	6,425
Southwestern Energy Co.[b]	31,098	391,213
Spectra Energy Corp.	8,574	314,066
Synergy Resources Corp.[b]	2,514	16,743
Williams Companies Inc. (The)	9,093	196,682

		5,186,352
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[b]	2,508	57,559
Clearwater Paper Corp.[b]	1,394	91,126
Deltic Timber Corp.	827	55,517
KapStone Paper and Packaging Corp.	449	5,841
Louisiana-Pacific Corp.[b]	10,415	180,700
Neenah Paper Inc.	1,305	94,443
Schweitzer-Mauduit International Inc.	372	13,124

		498,310
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.	7,435	28,104
Coty Inc. Class Ac	2,000	51,980
Elizabeth Arden Inc.[b]	1,730	23,805
Estee Lauder Companies Inc. (The) Class A	17,234	1,568,639
Herbalife Ltd.[b,c]	5,854	342,635
Inter Parfums Inc.	494	14,114
Lifevantage Corp.[b,c]	1,084	14,742
Medifast Inc.	959	31,906
Natural Health Trends Corp.[c]	603	16,998
Nu Skin Enterprises Inc. Class A	1,252	57,830
Revlon Inc. Class Ab	247	7,948
Synutra International Inc.[b]	1,279	4,873
USANA Health Sciences Inc.[b]	428	47,692

		2,211,266
PHARMACEUTICALS — 3.52%
AcelRx Pharmaceuticals Inc.[b]	2,791	7,508
Aclaris Therapeutics Inc.[b]	879	16,235
Aerie Pharmaceuticals Inc.[b,c]	2,089	36,766
Agile Therapeutics Inc.[b,c]	1,011	7,694
Akorn Inc.[b]	6,654	189,539
Allergan PLC[b]	18,654	4,310,753
Amphastar Pharmaceuticals Inc.[b]	2,788	44,943
Ampio Pharmaceuticals Inc.[b]	3,464	4,469

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
ANI Pharmaceuticals Inc.[b]	623	$34,776
Aratana Therapeutics Inc.[b,c]	2,103	13,291
Axsome Therapeutics Inc.[b,c]	877	6,613
Bio-Path Holdings Inc.[b,c]	6,548	13,031
Bristol-Myers Squibb Co.	133,055	9,786,195
Catalent Inc.[b]	7,844	180,334
Cempra Inc.[b,c]	3,426	56,495
Collegium Pharmaceutical Inc.[b]	1,225	14,516
Corcept Therapeutics Inc.[b,c]	6,169	33,683
Depomed Inc.[b]	4,673	91,684
Dermira Inc.[b]	1,646	48,145
DURECT Corp.[b]	8,478	10,343
Egalet Corp.[b]	433	2,148
Eli Lilly & Co.	77,693	6,118,324
Endocyte Inc.[b]	216	693
Flex Pharma Inc.[b]	371	3,788
Heska Corp.[b]	428	15,909
Horizon Pharma PLC[b]	12,722	209,531
Impax Laboratories Inc.[b]	5,833	168,107
Innoviva Inc.[c]	5,606	59,031
Intersect ENT Inc.[b,c]	2,092	27,050
Intra-Cellular Therapies Inc.[b,c]	2,698	104,736
Johnson & Johnson	37,883	4,595,208
Lipocine Inc.[b]	1,306	3,970
Medicines Co. (The)[b]	4,845	162,937
Mylan NVb	9,860	426,346
MyoKardia Inc.[b,c]	1,146	14,210
Nektar Therapeutics[b,c]	10,551	150,141
Neos Therapeutics Inc.[b,c]	1,439	13,354
Ocular Therapeutix Inc.[b,c]	1,327	6,569
Omeros Corp.[b,c]	2,728	28,699
Pacira Pharmaceuticals Inc./DEb,c	2,817	95,017
Paratek Pharmaceuticals Inc.[b,c]	904	12,575
Pfizer Inc.	33,522	1,180,310
Phibro Animal Health Corp.	1,300	24,258
Prestige Brands Holdings Inc.[b,c]	4,136	229,134
Reata Pharmaceuticals Inc.[b]	448	8,848
Relypsa Inc.[b,c]	3,044	56,314
Revance Therapeutics Inc.[b,c]	1,384	18,822
Sagent Pharmaceuticals Inc.[b]	130	1,947
SciClone Pharmaceuticals Inc.[b]	3,787	49,458
Sucampo Pharmaceuticals Inc. Class Ab	1,866	20,470

Security	Shares	Value
Supernus Pharmaceuticals Inc.[b,c]	3,684	$75,043
Teligent Inc.[b,c]	3,476	24,819
TherapeuticsMD Inc.[b,c]	11,114	94,469
Theravance Biopharma Inc.[b,c]	2,860	64,893
Titan Pharmaceuticals Inc.[b,c]	1,397	7,642
WaVe Life Sciences Ltd.[b]	473	9,786
XenoPort Inc.[b]	4,346	30,596
Zoetis Inc.	36,248	1,720,330

		30,742,495
PROFESSIONAL SERVICES — 0.65%
Advisory Board Co. (The)[b,c]	3,205	113,425
Barrett Business Services Inc.	541	22,354
CEB Inc.	2,534	156,297
Dun & Bradstreet Corp. (The)	1,165	141,944
Equifax Inc.	9,418	1,209,271
Exponent Inc.	2,053	119,916
Franklin Covey Co.[b,c]	727	11,145
FTI Consulting Inc.[b]	247	10,048
GP Strategies Corp.[b]	993	21,538
Hill International Inc.[b]	1,080	4,396
Huron Consulting Group Inc.[b]	190	11,480
IHS Inc. Class Ab	4,766	550,997
Insperity Inc.	1,234	95,302
Kforce Inc.	1,931	32,614
Korn/Ferry International	2,653	54,917
Mistras Group Inc.[b]	1,341	32,010
Nielsen Holdings PLC	22,404	1,164,336
On Assignment Inc.[b]	4,152	153,416
Robert Half International Inc.	10,123	386,294
TransUnion[b]	4,200	140,448
TriNet Group Inc.[b]	3,312	68,856
TrueBlue Inc.[b]	209	3,954
Verisk Analytics Inc. Class Ab,c	12,186	988,041
WageWorks Inc.[b]	2,921	174,705

		5,667,704
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.18%
Acadia Realty Trust	1,190	42,269
Alexander’s Inc.	169	69,160
Alexandria Real Estate Equities Inc.	586	60,663
American Assets Trust Inc.	1,076	45,665
American Tower Corp.	33,560	3,812,752
Armada Hoffler Properties Inc.	2,184	30,008

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Boston Properties Inc.	2,069	$272,901
Care Capital Properties Inc.	653	17,115
CareTrust REIT Inc.	4,538	62,534
Chesapeake Lodging Trust	1,266	29,434
City Office REIT Inc.	1,152	14,953
CoreSite Realty Corp.	2,641	234,230
Crown Castle International Corp.	23,693	2,403,181
CubeSmart	9,585	295,985
CyrusOne Inc.	4,929	274,348
Digital Realty Trust Inc.[c]	8,186	892,192
DuPont Fabros Technology Inc.	5,879	279,488
EastGroup Properties Inc.	2,488	171,473
Education Realty Trust Inc.	661	30,498
Empire State Realty Trust Inc. Class A	5,893	111,908
Equinix Inc.[c]	5,505	2,134,454
Equity Lifestyle Properties Inc.	6,069	485,823
Essex Property Trust Inc.	2,161	492,902
Extra Space Storage Inc.	9,608	889,124
Federal Realty Investment Trust	5,613	929,232
FelCor Lodging Trust Inc.	9,431	58,755
First Industrial Realty Trust Inc.	2,016	56,085
Four Corners Property Trust Inc.[c]	915	18,840
GEO Group Inc. (The)	1,271	43,443
Gramercy Property Trust[c]	4,965	45,777
Healthcare Trust of America Inc. Class A	7,884	254,969
Hersha Hospitality Trust	186	3,190
Iron Mountain Inc.	20,678	823,605
iStar Inc.[b]	5,730	54,951
Lamar Advertising Co. Class A	6,514	431,878
LTC Properties Inc.	2,557	132,274
Medical Properties Trust Inc.	6,342	96,462
Monmouth Real Estate Investment Corp.	846	11,218
National Health Investors Inc.[c]	2,935	220,389
National Storage Affiliates Trust	198	4,122
Omega Healthcare Investors Inc.[c]	5,417	183,907
Orchid Island Capital Inc.	326	3,354
Outfront Media Inc.	1,765	42,660
Pennsylvania REIT	1,557	33,398
Physicians Realty Trust	5,489	115,324
Pinnacle Entertainment Inc.	14,862	512,442

Security	Shares	Value
Potlatch Corp.	3,196	$108,984
PS Business Parks Inc.	1,552	164,636
Public Storage	11,745	3,001,905
QTS Realty Trust Inc. Class A	3,688	206,454
Regency Centers Corp.	1,331	111,445
Retail Opportunity Investments Corp.	5,579	120,897
Rexford Industrial Realty Inc.	2,007	42,328
Ryman Hospitality Properties Inc.	3,336	168,968
Sabra Health Care REIT Inc.	663	13,681
Saul Centers Inc.	717	44,246
Senior Housing Properties Trust	2,188	45,576
Simon Property Group Inc.	22,210	4,817,349
Sovran Self Storage Inc.[c]	2,377	249,395
STAG Industrial Inc.	5,422	129,098
Tanger Factory Outlet Centers Inc.	6,694	268,965
Taubman Centers Inc.[c]	1,701	126,214
Terreno Realty Corp.	868	22,455
UMH Properties Inc.	546	6,142
Universal Health Realty Income Trust	362	20,699
Urban Edge Properties	7,092	211,767
Urstadt Biddle Properties Inc. Class Ac	204	5,055
Ventas Inc.	8,440	614,601
Washington REIT	2,004	63,046
WP Glimcher Inc.	3,151	35,260

		27,828,501
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Alexander & Baldwin Inc.	1,953	70,581
Altisource Portfolio Solutions SAb,c	1,060	29,510
AV Homes Inc.[b]	297	3,629
CBRE Group Inc. Class Ab	23,827	630,939
Consolidated-Tomoka Land Co.	346	16,425
Forestar Group Inc.[b]	245	2,913
HFF Inc. Class A	2,825	81,586
Kennedy-Wilson Holdings Inc.	3,225	61,146
Marcus & Millichap Inc.[b]	1,026	26,071
RMR Group Inc. (The)	546	16,910
Trinity Place Holdings Inc.[b,c]	177	1,361

		941,071

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
ROAD & RAIL — 0.30%
AMERCO	302	$113,114
Avis Budget Group Inc.[b]	6,641	214,040
Heartland Express Inc.	3,870	67,299
Hertz Global Holdings Inc.[b]	5,674	62,811
JB Hunt Transport Services Inc.	7,132	577,193
Knight Transportation Inc.	5,073	134,840
Landstar System Inc.	3,387	232,551
Old Dominion Freight Line Inc.[b]	3,334	201,074
Swift Transportation Co.[b,c]	5,891	90,780
Union Pacific Corp.	10,551	920,575
Universal Logistics Holdings Inc.	402	5,186
YRC Worldwide Inc.[b]	593	5,218

		2,624,681
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.67%
Acacia Communications Inc.[b]	413	16,495
Advanced Energy Industries Inc.[b]	2,949	111,944
Advanced Micro Devices Inc.[b]	24,712	127,020
Ambarella Inc.[b,c]	1,018	51,725
Amkor Technology Inc.[b]	442	2,542
Applied Materials Inc.	61,925	1,484,342
Applied Micro Circuits Corp.[b]	5,942	38,148
Broadcom Ltd.	30,025	4,665,885
Cabot Microelectronics Corp.	247	10,458
Cavium Inc.[b,c]	4,492	173,391
CEVA Inc.[b]	1,543	41,923
Cirrus Logic Inc.[b]	5,033	195,230
Cree Inc.[b]	2,881	70,412
Entegris Inc.[b]	6,974	100,914
Exar Corp.[b]	409	3,292
Fairchild Semiconductor International Inc.[b]	3,322	65,942
FormFactor Inc.[b]	2,831	25,452
GigPeak Inc.[b]	355	696
Inphi Corp.[b]	3,183	101,951
Integrated Device Technology Inc.[b]	10,816	217,726
Intel Corp.	33,889	1,111,559
KLA-Tencor Corp.	12,399	908,227
Lam Research Corp.	10,131	851,612
Lattice Semiconductor Corp.[b,c]	9,410	50,344
Linear Technology Corp.	8,879	413,140

Security	Shares	Value
MACOM Technology Solutions Holdings Inc.[b,c]	1,746	$57,583
Maxim Integrated Products Inc.	22,467	801,847
MaxLinear Inc. Class Ab	4,492	80,766
Microchip Technology Inc.	16,904	858,047
Microsemi Corp.[b]	8,974	293,270
MKS Instruments Inc.	222	9,559
Monolithic Power Systems Inc.	3,128	213,705
Nanometrics Inc.[b]	1,502	31,227
NeoPhotonics Corp.[b]	399	3,802
NVE Corp.	174	10,205
NVIDIA Corp.	40,499	1,903,858
ON Semiconductor Corp.[b]	3,275	28,886
PDF Solutions Inc.[b]	2,353	32,918
Power Integrations Inc.	2,157	108,001
Qorvo Inc.[b]	1,068	59,018
QUALCOMM Inc.	24,222	1,297,573
Rambus Inc.[b,c]	2,178	26,310
Semtech Corp.[b]	5,086	121,352
Silicon Laboratories Inc.[b]	3,250	158,405
Skyworks Solutions Inc.	13,851	876,491
Synaptics Inc.[b]	2,972	159,745
Tessera Technologies Inc.	2,520	77,213
Texas Instruments Inc.	80,054	5,015,383
Ultratech Inc.[b]	136	3,124
Xilinx Inc.	6,395	295,001

		23,363,659
SOFTWARE — 6.83%
A10 Networks Inc.[b]	4,056	26,242
ACI Worldwide Inc.[b]	8,936	174,341
Activision Blizzard Inc.	44,547	1,765,398
Adobe Systems Inc.[b]	38,839	3,720,388
American Software Inc./GA Class A	2,005	21,012
ANSYS Inc.[b]	1,807	163,985
Aspen Technology Inc.[b,c]	6,707	269,890
Atlassian Corp. PLC Class Ab	1,546	40,041
Autodesk Inc.[b]	13,770	745,508
AVG Technologies NVb	3,053	57,977
Barracuda Networks Inc.[b]	1,716	25,980
Blackbaud Inc.	3,736	253,674
Bottomline Technologies de Inc.[b]	2,708	58,303
BroadSoft Inc.[b]	2,234	91,661

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Cadence Design Systems Inc.[b]	23,752	$577,174
Callidus Software Inc.[b]	4,351	86,933
CDK Global Inc.	12,417	689,019
Citrix Systems Inc.[b]	12,426	995,198
CommVault Systems Inc.[b]	3,053	131,859
Digimarc Corp.[b,c]	581	18,569
Ebix Inc.	1,997	95,656
Electronic Arts Inc.[b]	23,136	1,752,783
Ellie Mae Inc.[b]	2,367	216,936
EnerNOC Inc.[b]	1,814	11,465
Epiq Systems Inc.	888	12,965
Exa Corp.[b]	1,093	15,794
Fair Isaac Corp.	2,442	275,970
FireEye Inc.[b,c]	2,801	46,133
FleetMatics Group PLC[b,c]	3,158	136,836
Fortinet Inc.[b]	11,512	363,664
Gigamon Inc.[b]	2,656	99,308
Globant SAb,c	2,020	79,487
Guidance Software Inc.[b]	1,901	11,767
Guidewire Software Inc.[b]	5,742	354,626
HubSpot Inc.[b,c]	2,270	98,563
Imperva Inc.[b,c]	2,240	96,342
Infoblox Inc.[b]	4,527	84,927
Interactive Intelligence Group Inc.[b]	1,511	61,936
Intuit Inc.	19,392	2,164,341
Jive Software Inc.[b]	3,420	12,859
Majesco[b]	463	2,459
Manhattan Associates Inc.[b]	5,753	368,940
Microsoft Corp.	603,642	30,888,361
MicroStrategy Inc. Class Ab	398	69,658
Mitek Systems Inc.[b]	2,322	16,509
MobileIron Inc.[b]	2,851	8,696
Model N Inc.[b]	1,822	24,324
Monotype Imaging Holdings Inc.	3,021	74,407
NetSuite Inc.[b,c]	3,193	232,450
Nuance Communications Inc.[b]	13,430	209,911
Oracle Corp.	23,097	945,360
Park City Group Inc.[b,c]	669	6,001
Paycom Software Inc.[b,c]	3,464	149,679
Paylocity Holding Corp.[b,c]	1,692	73,094
Pegasystems Inc.	2,865	77,212
Progress Software Corp.[b]	553	15,185

Security	Shares	Value
Proofpoint Inc.[b,c]	3,218	$203,024
PROS Holdings Inc.[b]	1,806	31,479
PTC Inc.[b]	4,020	151,072
Qlik Technologies Inc.[b]	7,268	214,987
Qualys Inc.[b]	2,195	65,433
Rapid7 Inc.[b,c]	1,548	19,474
RealPage Inc.[b]	4,123	92,067
Red Hat Inc.[b]	14,390	1,044,714
RingCentral Inc. Class Ab	4,608	90,870
Rosetta Stone Inc.[b]	1,175	9,106
Rubicon Project Inc. (The)[b]	1,157	15,793
salesforce.com inc.[b]	50,966	4,047,210
Sapiens International Corp. NV	2,151	25,188
SecureWorks Corp. Class Ab	152	2,143
ServiceNow Inc.[b]	12,590	835,976
Silver Spring Networks Inc.[b]	2,871	34,883
Splunk Inc.[b]	10,401	563,526
SS&C Technologies Holdings Inc.	12,284	344,935
Symantec Corp.	6,927	142,281
Synchronoss Technologies Inc.[b]	3,248	103,481
Synopsys Inc.[b]	1,136	61,435
Tableau Software Inc. Class Ab	4,358	213,193
Take-Two Interactive Software Inc.[b]	6,557	248,642
TiVo Inc.[b]	7,271	71,983
TubeMogul Inc.[b]	1,880	22,372
Tyler Technologies Inc.[b]	2,648	441,448
Ultimate Software Group Inc. (The)[b]	2,182	458,853
Varonis Systems Inc.[b,c]	660	15,853
VASCO Data Security International Inc.[b]	2,393	39,221
VirnetX Holding Corp.[b,c]	3,153	12,612
VMware Inc. Class Ab,c	2,026	115,928
Workday Inc. Class Ab,c	9,256	691,146
Workiva Inc.[b]	1,712	23,386
Xura Inc.[b]	1,700	41,531
Zendesk Inc.[b]	6,393	168,647
Zix Corp.[b]	4,735	17,756

		59,749,404
SPECIALTY RETAIL — 4.18%
Advance Auto Parts Inc.	5,692	919,998
American Eagle Outfitters Inc.	12,239	194,967

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Asbury Automotive Group Inc.[b]	1,709	$90,133
Ascena Retail Group Inc.[b]	4,558	31,860
AutoNation Inc.[b,c]	2,051	96,356
AutoZone Inc.[b]	2,341	1,858,379
Bed Bath & Beyond Inc.[c]	1,240	53,593
Buckle Inc. (The)[c]	756	19,648
Build-A-Bear Workshop Inc.[b]	55	738
Burlington Stores Inc.[b]	3,197	213,272
Cabela’s Inc.[b]	422	21,125
CarMax Inc.[b,c]	15,356	752,905
Cato Corp. (The) Class A	407	15,352
Chico’s FAS Inc.	9,252	99,089
Children’s Place Inc. (The)[c]	1,473	118,105
Container Store Group Inc. (The)[b]	1,242	6,645
Destination XL Group Inc.[b,c]	2,555	11,676
Dick’s Sporting Goods Inc.	5,418	244,135
Finish Line Inc. (The) Class A	1,084	21,886
Five Below Inc.[b,c]	4,354	202,069
Foot Locker Inc.	9,638	528,741
Francesca’s Holdings Corp.[b,c]	3,172	35,051
Gap Inc. (The)	1,131	24,000
Genesco Inc.[b]	191	12,283
GNC Holdings Inc. Class A	5,667	137,651
Group 1 Automotive Inc.	365	18,016
Hibbett Sports Inc.[b]	1,429	49,715
Home Depot Inc. (The)	99,164	12,662,251
Kirkland’s Inc.[b]	528	7,751
L Brands Inc.	3,489	234,217
Lithia Motors Inc. Class A	1,889	134,251
Lowe’s Companies Inc.	71,238	5,639,912
MarineMax Inc.[b]	1,007	17,089
Mattress Firm Holding Corp.[b,c]	1,528	51,264
Michaels Companies Inc. (The)[b]	5,666	161,141
Monro Muffler Brake Inc.	2,464	156,612
Murphy USA Inc.[b]	1,783	132,227
O’Reilly Automotive Inc.[b]	7,519	2,038,401
Outerwall Inc.[c]	1,384	58,128
Party City Holdco Inc.[b,c]	939	13,061
Pier 1 Imports Inc.	1,009	5,186
Ross Stores Inc.	31,321	1,775,587
Sally Beauty Holdings Inc.[b]	11,605	341,303
Select Comfort Corp.[b]	3,884	83,040
Signet Jewelers Ltd.	5,692	469,078

Security	Shares	Value
Sportsman’s Warehouse Holdings Inc.[b]	1,898	$15,298
Stein Mart Inc.	2,456	18,960
Tailored Brands Inc.	1,168	14,787
Tile Shop Holdings Inc.[b,c]	2,554	50,774
TJX Companies Inc. (The)	52,737	4,072,879
Tractor Supply Co.	10,603	966,782
Ulta Salon Cosmetics & Fragrance Inc.[b]	4,653	1,133,657
Urban Outfitters Inc.[b]	5,525	151,938
Vitamin Shoppe Inc.[b,c]	151	4,616
Williams-Sonoma Inc.	7,190	374,815
Winmark Corp.	183	18,240

		36,580,633
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.53%
3D Systems Corp.[b,c]	8,440	115,544
Apple Inc.	400,124	38,251,854
Avid Technology Inc.[b,c]	1,530	8,889
CPI Card Group Inc.[c]	958	4,800
Cray Inc.[b]	3,106	92,931
Diebold Inc.	1,126	27,958
Eastman Kodak Co.[b]	1,296	20,840
Electronics For Imaging Inc.[b,c]	3,798	163,466
EMC Corp./MA	16,469	447,463
Immersion Corp.[b,c]	1,888	13,858
NCR Corp.[b]	9,812	272,479
Nimble Storage Inc.[b]	5,030	40,039
Pure Storage Inc. Class Ab	4,786	52,167
Silicon Graphics International Corp.[b,c]	2,395	12,047
Stratasys Ltd.[b]	1,826	41,797
Super Micro Computer Inc.[b]	649	16,128
USA Technologies Inc.[b]	2,485	10,611

		39,592,871
TEXTILES, APPAREL & LUXURY GOODS — 1.43%
Carter’s Inc.	3,977	423,431
Coach Inc.	4,181	170,334
Columbia Sportswear Co.	2,122	122,100
Crocs Inc.[b]	5,788	65,289
Culp Inc.	785	21,690
Deckers Outdoor Corp.[b]	177	10,181
G-III Apparel Group Ltd.[b]	2,706	123,718

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
Hanesbrands Inc.	29,953	$752,719
Kate Spade & Co.[b]	10,031	206,739
lululemon athletica Inc.[b,c]	7,717	569,978
Michael Kors Holdings Ltd.[b]	13,643	675,056
NIKE Inc. Class B	105,530	5,825,256
Oxford Industries Inc.	1,139	64,490
Ralph Lauren Corp.	344	30,829
Skechers U.S.A. Inc. Class Ab	10,342	307,364
Steven Madden Ltd.[b]	4,849	165,739
Superior Uniform Group Inc.	577	11,015
Tumi Holdings Inc.[b]	4,602	123,057
Under Armour Inc. Class Ab,c	14,538	583,410
Under Armour Inc. Class Cb,c	14,708	535,356
Vera Bradley Inc.[b]	1,121	15,885
VF Corp.	27,074	1,664,780
Vince Holding Corp.[b,c]	173	948
Wolverine World Wide Inc.	1,200	24,384

		12,493,748
THRIFTS & MORTGAGE FINANCE — 0.03%
BofI Holding Inc.[b,c]	4,597	81,413
Essent Group Ltd.[b]	5,877	128,177
Greene County Bancorp. Inc.	22	358
Hingham Institution for Savings	49	6,023
Home Bancorp. Inc.	59	1,621
LendingTree Inc.[b,c]	502	44,342
Meridian Bancorp. Inc.	612	9,045
Nationstar Mortgage Holdings Inc.[b]	1,280	14,413
Northfield Bancorp. Inc.	339	5,027
Provident Bancorp. Inc.[b]	31	478
Westfield Financial Inc.	113	870

		291,767
TOBACCO — 1.64%
Altria Group Inc.	155,886	10,749,899
Philip Morris International Inc.	13,213	1,344,027
Reynolds American Inc.	40,511	2,184,758
Turning Point Brands Inc.[b]	252	2,588
Vector Group Ltd.	3,046	68,291

		14,349,563
TRADING COMPANIES & DISTRIBUTORS — 0.45%
Air Lease Corp.	3,782	101,282
Applied Industrial Technologies Inc.	1,180	53,265

Security	Shares	Value
Beacon Roofing Supply Inc.[b]	4,710	$214,164
BMC Stock Holdings Inc.[b]	3,769	67,164
Fastenal Co.	22,815	1,012,758
GMS Inc.[b]	561	12,482
H&E Equipment Services Inc.	2,343	44,587
HD Supply Holdings Inc.[b]	15,970	556,076
Kaman Corp.	178	7,569
Lawson Products Inc./DEb	291	5,779
MSC Industrial Direct Co. Inc. Class A	1,565	110,426
Neff Corp.[b]	209	2,284
SiteOne Landscape Supply Inc.[b]	918	31,203
United Rentals Inc.[b]	5,990	401,929
Univar Inc.[b]	3,375	63,821
Veritiv Corp.[b]	35	1,315
Watsco Inc.	2,061	289,962
WW Grainger Inc.	4,399	999,673

		3,975,739
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[b]	974	13,071

		13,071
WATER UTILITIES — 0.03%
American States Water Co.	1,901	83,302
California Water Service Group	2,244	78,383
Connecticut Water Service Inc.	191	10,734
Global Water Resources Inc.	649	5,711
Middlesex Water Co.	1,056	45,809
York Water Co. (The)	888	28,452

		252,391
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[b,c]	1,472	13,130
Leap Wireless International Inc.[d]	638	2,026
Shenandoah Telecommunications Co.	3,677	143,623
T-Mobile U.S. Inc.[b]	14,003	605,910

		764,689

TOTAL COMMON STOCKS
(Cost: $875,343,078)		871,333,444

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.68%

MONEY MARKET FUNDS — 3.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	28,404,650	$28,404,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	1,563,677	1,563,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	2,198,350	2,198,350

		32,166,677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,166,677)		32,166,677

TOTAL INVESTMENTS IN SECURITIES — 103.35%
(Cost: $907,509,755)[h]		903,500,121
Other Assets, Less Liabilities — (3.35)%		(29,304,450)

NET ASSETS — 100.00%		$874,195,671

NVS   —   Non-Voting Shares

[a]	Formerly the iShares Core U.S. Growth ETF.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Illiquid and non-transferable.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $910,282,663. Net unrealized depreciation was $6,782,542, of which $49,753,174 represented gross unrealized appreciation on securities and $56,535,716 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,073	132	(3,205)	—	$—	$6,845	$(27,853)

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. GROWTH ETFa

June 30, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	5	Sep. 2016	ICE Markets Equity	$574,914	$573,700	$(1,214)
S&P 500 E-Mini	21	Sep. 2016	Chicago Mercantile	2,180,444	2,194,710	14,266

				Net unrealized appreciation		$13,052

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$871,317,206	$—	$16,238	$871,333,444
Money market funds	32,166,677	—	—	32,166,677

Total	$903,483,883	$—	$16,238	$903,500,121

Derivative financial instruments[a]:
Assets:
Futures contracts	$14,266	$—	$—	$14,266
Liabilities:
Futures contracts	(1,214)	—	—	(1,214)

Total	$13,052	$—	$—	$13,052

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

28

Schedule of Investments (Unaudited)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.53%
AAR Corp.	2,478	$57,837
Aerojet Rocketdyne Holdings Inc.[b]	2,199	40,198
Aerovironment Inc.[b]	1,221	33,944
American Science & Engineering Inc.	536	20,052
Cubic Corp.	1,796	72,127
Curtiss-Wright Corp.	867	73,045
DigitalGlobe Inc.[b,c]	4,496	96,169
Ducommun Inc.[b]	752	14,875
Engility Holdings Inc.[b]	1,413	29,843
Esterline Technologies Corp.[b]	2,059	127,740
General Dynamics Corp.	10,243	1,426,235
Huntington Ingalls Industries Inc.	548	92,080
KEYW Holding Corp. (The)[b,c]	2,677	26,609
KLX Inc.[b]	3,916	121,396
Kratos Defense & Security Solutions Inc.[b,c]	3,154	12,931
L-3 Communications Holdings Inc.	5,501	806,942
Mercury Systems Inc.[b]	2,868	71,299
Moog Inc. Class Ab	2,057	110,913
National Presto Industries Inc.	355	33,494
Orbital ATK Inc.	4,183	356,141
Raytheon Co.	13,193	1,793,588
Sparton Corp.[b,c]	289	6,292
Spirit AeroSystems Holdings Inc. Class Ab	4,539	195,177
Teledyne Technologies Inc.[b]	1,749	173,239
Textron Inc.	13,329	487,308
Triumph Group Inc.	3,656	129,788
United Technologies Corp.	55,804	5,722,700
Vectrus Inc.[b]	519	14,786

		12,146,748
AIR FREIGHT & LOGISTICS — 0.06%
Air Transport Services Group Inc.[b]	3,164	41,005
Atlas Air Worldwide Holdings Inc.[b]	1,744	72,237
Echo Global Logistics Inc.[b]	254	5,695
Expeditors International of Washington Inc.	3,856	189,098
Hub Group Inc. Class Ab	190	7,290
Park-Ohio Holdings Corp.	606	17,138
Radiant Logistics Inc.[b,c]	96	288
XPO Logistics Inc.[b,c]	6,877	180,590

		513,341

Security	Shares	Value
AIRLINES — 0.44%
Alaska Air Group Inc.	1,520	$88,601
American Airlines Group Inc.	41,421	1,172,628
Copa Holdings SA Class Ac	2,232	116,644
Delta Air Lines Inc.	12,247	446,158
JetBlue Airways Corp.[b]	21,207	351,188
SkyWest Inc.	3,576	94,621
Spirit Airlines Inc.[b]	5,116	229,555
United Continental Holdings Inc.[b]	24,088	988,572
Virgin America Inc.[b,c]	112	6,296

		3,494,263
AUTO COMPONENTS — 0.37%
BorgWarner Inc.	13,693	404,217
Cooper Tire & Rubber Co.	3,868	115,344
Cooper-Standard Holding Inc.[b]	76	6,003
Dana Holding Corp.	10,403	109,856
Federal-Mogul Holdings Corp.[b,c]	2,118	17,601
Gentex Corp.	7,209	111,379
Goodyear Tire & Rubber Co. (The)	19,366	496,932
Johnson Controls Inc.	32,599	1,442,832
Lear Corp.	911	92,703
Metaldyne Performance Group Inc.	370	5,088
Modine Manufacturing Co.[b]	3,368	29,638
Motorcar Parts of America Inc.[b]	90	2,446
Spartan Motors Inc.	2,367	14,817
Standard Motor Products Inc.	619	24,624
Strattec Security Corp.	182	7,420
Superior Industries International Inc.	1,762	47,186
Tower International Inc.	1,341	27,598
Workhorse Group Inc.[b,c]	60	411

		2,956,095
AUTOMOBILES — 0.80%
Ford Motor Co.	279,167	3,509,129
General Motors Co.	100,775	2,851,933

		6,361,062
BANKS — 10.33%
1st Source Corp.	1,248	40,423
Access National Corp.	401	7,824
ACNB Corp.[c]	424	10,647
Allegiance Bancshares Inc.[b]	603	15,003

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
American National Bankshares Inc.	617	$15,536
Ameris Bancorp.	637	18,919
Ames National Corp.	628	16,843
Arrow Financial Corp.	780	23,626
Associated Banc-Corp.	11,166	191,497
Atlantic Capital Bancshares Inc.[b]	1,007	14,561
Avenue Financial Holdings Inc.[b]	87	1,710
Banc of California Inc.	990	17,919
BancFirst Corp.	509	30,703
Banco Latinoamericano de Comercio Exterior SA Class E	2,097	55,571
Bancorp. Inc. (The)[b]	2,663	16,031
BancorpSouth Inc.	6,166	139,907
Bank of America Corp.	739,392	9,811,732
Bank of Hawaii Corp.	3,041	209,221
Bank of Marin Bancorp.	401	19,396
BankUnited Inc.	7,115	218,573
Bankwell Financial Group Inc.	339	7,478
Banner Corp.	2,076	88,313
Bar Harbor Bankshares	350	12,285
BB&T Corp.	58,371	2,078,591
BBCN Bancorp. Inc.	5,448	81,284
Berkshire Hills Bancorp. Inc.	2,044	55,024
Blue Hills Bancorp. Inc.	2,177	32,133
BNC Bancorp.	2,168	49,235
BOK Financial Corp.	1,968	123,394
Boston Private Financial Holdings Inc.	5,777	68,053
Bridge Bancorp. Inc.	1,097	31,155
Brookline Bancorp. Inc.	4,730	52,172
Bryn Mawr Bank Corp.	1,162	33,930
C&F Financial Corp.	229	10,250
California First National Bancorp.	167	2,467
Camden National Corp.	608	25,536
Capital Bank Financial Corp. Class A	673	19,382
Capital City Bank Group Inc.	876	12,194
Cardinal Financial Corp.	2,005	43,990
Carolina Financial Corp.	729	13,618
Cascade Bancorp.[b]	2,570	14,238
Cathay General Bancorp.	5,286	149,065
CenterState Banks Inc.	3,098	48,794
Central Pacific Financial Corp.	2,047	48,309

Security	Shares	Value
Central Valley Community Bancorp.	623	$8,722
Century Bancorp. Inc./MA Class A	258	10,921
Chemical Financial Corp.	2,665	99,378
Chemung Financial Corp.	224	6,574
CIT Group Inc.	14,198	453,058
Citigroup Inc.	211,232	8,954,124
Citizens & Northern Corp.	897	18,137
Citizens Financial Group Inc.	22,444	448,431
City Holding Co.	1,063	48,335
CNB Financial Corp./PA	944	16,803
CoBiz Financial Inc.	2,790	32,643
Codorus Valley Bancorp. Inc.	549	11,183
Columbia Banking System Inc.	4,032	113,138
Comerica Inc.	12,522	515,030
Commerce Bancshares Inc./MO	5,959	285,436
Community Bank System Inc.	3,046	125,160
Community Trust Bancorp. Inc.	1,131	39,200
CommunityOne Bancorp.[b]	990	12,514
ConnectOne Bancorp. Inc.	1,975	30,988
County Bancorp. Inc.	115	2,371
CU Bancorp.[b]	1,112	25,276
Cullen/Frost Bankers Inc.	3,939	251,032
Customers Bancorp. Inc.[b]	1,026	25,783
CVB Financial Corp.[c]	7,421	121,630
Eagle Bancorp. Inc.[b,c]	517	24,873
East West Bancorp. Inc.	10,319	352,703
Enterprise Bancorp. Inc./MA	452	10,843
Enterprise Financial Services Corp.	1,366	38,098
Equity Bancshares Inc. Class Ab,c	164	3,631
Farmers Capital Bank Corp.	433	11,843
Farmers National Banc Corp.	1,769	15,567
FCB Financial Holdings Inc. Class Ab,c	2,107	71,638
Fidelity Southern Corp.	1,717	26,905
Fifth Third Bancorp.	54,871	965,181
Financial Institutions Inc.	1,018	26,539
First Bancorp. Inc./ME	643	13,850
First BanCorp./Puerto Rico[b]	7,896	31,347
First Bancorp./Southern Pines NC	1,648	28,972
First Busey Corp.	2,370	50,694
First Business Financial Services Inc.	557	13,073

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
First Citizens BancShares Inc./NC Class A	572	$148,097
First Commonwealth Financial Corp.	6,082	55,954
First Community Bancshares Inc./VA	1,244	27,915
First Community Financial Partners Inc.[b]	967	8,510
First Connecticut Bancorp. Inc./Farmington CT	783	12,966
First Financial Bancorp.	4,330	84,219
First Financial Bankshares Inc.	1,881	61,678
First Financial Corp./IN	864	31,640
First Financial Northwest Inc.	647	8,592
First Foundation Inc.[b]	634	13,631
First Horizon National Corp.	16,975	233,915
First Internet Bancorp.	370	8,813
First Interstate BancSystem Inc.	1,513	42,515
First Merchants Corp.	2,778	69,256
First Mid-Illinois Bancshares Inc.	409	10,225
First Midwest Bancorp. Inc./IL	5,669	99,548
First NBC Bank Holding Co.[b]	1,129	18,956
First Niagara Financial Group Inc.	25,779	251,087
First Northwest Bancorp.[b]	789	10,052
First of Long Island Corp. (The)	890	25,516
First Republic Bank/CA	2,061	144,249
FirstMerit Corp.	12,040	244,051
Flushing Financial Corp.	2,009	39,939
FNB Corp./PA	14,560	182,582
Franklin Financial Network Inc.[b]	355	11,133
Fulton Financial Corp.	12,246	165,321
German American Bancorp. Inc.	1,221	39,035
Glacier Bancorp. Inc.	5,272	140,130
Great Southern Bancorp. Inc.	772	28,541
Great Western Bancorp. Inc.	4,124	130,071
Green Bancorp. Inc.[b,c]	949	8,275
Guaranty Bancorp.	1,140	19,038
Hampton Roads Bankshares Inc.[b,c]	2,569	4,599
Hancock Holding Co.	5,442	142,091
Hanmi Financial Corp.	2,393	56,212
Heartland Financial USA Inc.	1,362	48,065
Heritage Commerce Corp.	1,542	16,237
Heritage Financial Corp./WA	2,177	38,272
Heritage Oaks Bancorp.	1,520	12,069
Hilltop Holdings Inc.[b]	5,220	109,568

Security	Shares	Value
HomeTrust Bancshares Inc.[b,c]	1,516	$28,046
Horizon Bancorp./IN	761	19,132
Huntington Bancshares Inc./OH	56,900	508,686
IBERIABANK Corp.	2,808	167,722
Independent Bank Corp./MI	1,652	23,971
Independent Bank Corp./Rockland MA	1,808	82,626
Independent Bank Group Inc.	678	29,093
International Bancshares Corp.	3,784	98,725
Investors Bancorp. Inc.	21,184	234,719
JPMorgan Chase & Co.	261,886	16,273,596
KeyCorp	60,750	671,287
Lakeland Bancorp. Inc.	2,946	33,525
Lakeland Financial Corp.	1,244	58,480
LCNB Corp.	627	9,907
LegacyTexas Financial Group Inc.	3,340	89,879
M&T Bank Corp.	10,733	1,268,963
Macatawa Bank Corp.	1,882	13,964
MainSource Financial Group Inc.	1,921	42,358
MB Financial Inc.	4,983	180,783
MBT Financial Corp.	1,266	10,128
Mercantile Bank Corp.	1,313	31,328
Merchants Bancshares Inc./VT	369	11,247
Middleburg Financial Corp.	334	9,085
Midland States Bancorp. Inc.[b]	262	5,683
MidWestOne Financial Group Inc.	514	14,680
MutualFirst Financial Inc.	387	10,584
National Bankshares Inc.	522	18,228
National Commerce Corp.[b]	324	7,556
NBT Bancorp. Inc.	3,078	88,123
Nicolet Bankshares Inc.[b]	497	18,926
Northrim BanCorp. Inc.	479	12,593
OFG Bancorp.	3,591	29,805
Old Line Bancshares Inc.	595	10,710
Old National Bancorp./IN	9,919	124,285
Old Second Bancorp. Inc.	2,660	18,168
Opus Bank	656	22,173
Orrstown Financial Services Inc.	526	9,494
Pacific Continental Corp.	1,383	21,727
Pacific Mercantile Bancorp.[b]	1,090	7,739
Pacific Premier Bancorp. Inc.[b]	1,292	31,008
PacWest Bancorp.	8,443	335,863

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Park National Corp.	908	$83,336
Park Sterling Corp.	2,466	17,484
Peapack Gladstone Financial Corp.	1,283	23,748
Penns Woods Bancorp. Inc.	289	12,135
People’s United Financial Inc.	22,248	326,156
People’s Utah Bancorp.	778	12,915
Peoples Bancorp. Inc./OH	1,168	25,451
Peoples Financial Services Corp.	545	21,331
Pinnacle Financial Partners Inc.	2,581	126,082
PNC Financial Services Group Inc. (The)[d]	35,900	2,921,901
Popular Inc.	7,550	221,215
Preferred Bank/Los Angeles CA	890	25,699
Premier Financial Bancorp. Inc.	605	10,194
PrivateBancorp. Inc.	5,734	252,468
Prosperity Bancshares Inc.	4,766	243,018
QCR Holdings Inc.	705	19,169
Regions Financial Corp.	90,666	771,568
Renasant Corp.	2,829	91,462
Republic Bancorp. Inc./KY Class A	757	20,916
Republic First Bancorp. Inc.[b]	2,394	10,318
S&T Bancorp. Inc.	2,426	59,316
Sandy Spring Bancorp. Inc.	1,817	52,802
Seacoast Banking Corp. of Florida[b]	1,871	30,385
Shore Bancshares Inc.	892	10,481
Sierra Bancorp.	879	14,671
Signature Bank/New York NYb	1,533	191,502
Simmons First National Corp. Class A	2,253	104,055
South State Corp.	1,598	108,744
Southern First Bancshares Inc.[b,c]	408	9,833
Southern National Bancorp. of Virginia Inc.	797	9,684
Southside Bancshares Inc.	1,990	61,531
Southwest Bancorp. Inc.	1,492	25,260
State Bank Financial Corp.	2,458	50,020
Sterling Bancorp./DE	8,956	140,609
Stock Yards Bancorp. Inc.	1,482	41,837
Stonegate Bank	753	24,299
Suffolk Bancorp.	804	25,173
Summit Financial Group Inc.	593	10,378
Sun Bancorp. Inc./NJb,c	543	11,218
SunTrust Banks Inc.	36,022	1,479,784
SVB Financial Group[b]	965	91,829

Security	Shares	Value
Synovus Financial Corp.	8,961	$259,779
Talmer Bancorp. Inc. Class A	949	18,192
TCF Financial Corp.	11,255	142,376
Texas Capital Bancshares Inc.[b]	3,137	146,686
Tompkins Financial Corp.	1,126	73,190
TowneBank/Portsmouth VA	3,863	83,634
TriCo Bancshares	1,737	47,941
Tristate Capital Holdings Inc.[b,c]	1,654	22,709
Triumph Bancorp. Inc.[b]	1,233	19,728
Trustmark Corp.	4,719	117,267
U.S. Bancorp.	116,770	4,709,334
UMB Financial Corp.	3,150	167,611
Umpqua Holdings Corp.	15,769	243,946
Union Bankshares Corp.	3,147	77,762
Union Bankshares Inc./Morrisville VT	28	1,018
United Bankshares Inc./WV	4,676	175,397
United Community Banks Inc./GA	4,861	88,908
Univest Corp. of Pennsylvania	1,273	26,758
Valley National Bancorp.	17,229	157,128
Veritex Holdings Inc.[b]	407	6,520
Washington Trust Bancorp. Inc.	1,126	42,698
WashingtonFirst Bankshares Inc.	575	12,426
Webster Financial Corp.	6,600	224,070
Wells Fargo & Co.	328,729	15,558,744
WesBanco Inc.	2,642	82,034
West Bancorp. Inc.	1,149	21,360
Westamerica Bancorp.	1,786	87,978
Western Alliance Bancorp.[b]	3,086	100,758
Wilshire Bancorp. Inc.	4,926	51,329
Wintrust Financial Corp.	3,494	178,194
Yadkin Financial Corp.	3,618	90,776
Your Community Bankshares Inc.	350	13,006
Zions BanCorp.	14,609	367,124

		82,011,672
BEVERAGES — 0.75%
Brown-Forman Corp. Class A	111	11,991
Brown-Forman Corp. Class B	407	40,602
Coca-Cola Co. (The)	70,621	3,201,250
Craft Brew Alliance Inc.[b,c]	518	5,967
Molson Coors Brewing Co.	12,313	1,245,214
PepsiCo Inc.	13,506	1,430,826

		5,935,850

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
BIOTECHNOLOGY — 0.14%
Acorda Therapeutics Inc.[b]	2,528	$64,477
Adamas Pharmaceuticals Inc.[b]	890	13,475
Adverum Biotechnologies Inc.[b]	1,637	5,173
Agenus Inc.[b,c]	997	4,038
Akebia Therapeutics Inc.[b]	2,071	15,491
Alnylam Pharmaceuticals Inc.[b,c]	708	39,287
AMAG Pharmaceuticals Inc.[b]	1,720	41,142
Ardelyx Inc.[b]	1,364	11,908
ARIAD Pharmaceuticals Inc.[b]	768	5,676
Array BioPharma Inc.[b,c]	8,522	30,338
Arrowhead Pharmaceuticals Inc.[b,c]	1,540	8,193
Atara Biotherapeutics Inc.[b]	1,557	35,048
Athersys Inc.[b]	325	705
Bellicum Pharmaceuticals Inc.[b]	497	6,441
BioCryst Pharmaceuticals Inc.[b]	1,042	2,959
Bluebird Bio Inc.[b]	1,648	71,342
Cara Therapeutics Inc.[b]	1,291	6,210
Celldex Therapeutics Inc.[b,c]	6,225	27,328
Cellular Biomedicine Group Inc.[b,c]	264	3,165
Chimerix Inc.[b]	3,038	11,939
Cidara Therapeutics Inc.[b]	715	7,372
Concert Pharmaceuticals Inc.[b]	696	7,816
Corvus Pharmaceuticals Inc.[b]	200	2,852
CytRx Corp.[b]	300	669
Dimension Therapeutics Inc.[b]	48	288
Edge Therapeutics Inc.[b]	53	536
Enanta Pharmaceuticals Inc.[b]	1,111	24,498
Epizyme Inc.[b,c]	822	8,417
Esperion Therapeutics Inc.[b]	1,019	10,068
Exelixis Inc.[b]	6,166	48,156
Five Prime Therapeutics Inc.[b]	1,473	60,909
Idera Pharmaceuticals Inc.[b,c]	405	620
Ignyta Inc.[b]	513	2,780
Immune Design Corp.[b]	46	375
Immunomedics Inc.[b,c]	289	670
Infinity Pharmaceuticals Inc.[b]	276	367
Inotek Pharmaceuticals Corp.[b]	123	915
Juno Therapeutics Inc.[b]	441	16,952
Karyopharm Therapeutics Inc.[b]	1,322	8,871
Merrimack Pharmaceuticals Inc.[b,c]	2,895	15,604
Momenta Pharmaceuticals Inc.[b]	3,515	37,962

Security	Shares	Value
NantKwest Inc.[b,c]	49	$305
NewLink Genetics Corp.[b]	365	4,110
OPKO Health Inc.[b,c]	1,960	18,306
Osiris Therapeutics Inc.[c]	130	662
Otonomy Inc.[b]	1,710	27,155
OvaScience Inc.[b]	1,933	10,071
PDL BioPharma Inc.	11,091	34,826
Pfenex Inc.[b]	79	661
PharmAthene Inc.[b]	262	639
Portola Pharmaceuticals Inc.[b]	294	6,938
PTC Therapeutics Inc.[b]	2,367	16,616
REGENXBIO Inc.[b]	1,167	9,336
Retrophin Inc.[b]	2,578	45,914
Rigel Pharmaceuticals Inc.[b]	1,368	3,051
Spectrum Pharmaceuticals Inc.[b,c]	3,426	22,509
Stemline Therapeutics Inc.[b,c]	713	4,827
Syndax Pharmaceuticals Inc.[b]	176	1,734
TrovaGene Inc.[b,c]	164	743
United Therapeutics Corp.[b]	2,281	241,603
Versartis Inc.[b]	1,291	14,278
Voyager Therapeutics Inc.[b]	50	549
Zafgen Inc.[b,c]	1,627	9,746

		1,135,611
BUILDING PRODUCTS — 0.15%
Armstrong Flooring Inc.[b]	1,420	24,069
Armstrong World Industries Inc.[b,c]	3,264	127,786
CSW Industrials Inc.[b]	1,026	33,458
Gibraltar Industries Inc.[b]	795	25,098
Griffon Corp.	351	5,918
Lennox International Inc.	208	29,661
Masco Corp.	8,356	258,535
Owens Corning	8,224	423,700
Quanex Building Products Corp.	2,175	40,433
Universal Forest Products Inc.	181	16,777
USG Corp.[b]	6,246	168,392

		1,153,827
CAPITAL MARKETS — 2.60%
Affiliated Managers Group Inc.[b]	498	70,103
Ameriprise Financial Inc.	7,816	702,268
Arlington Asset Investment Corp. Class Ac	1,543	20,074
Associated Capital Group Inc.	320	9,178
B. Riley Financial Inc.	661	6,332

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Bank of New York Mellon Corp. (The)	75,202	$2,921,598
BlackRock Inc.[d]	8,976	3,074,549
Calamos Asset Management Inc. Class A	1,208	8,830
Charles Schwab Corp. (The)	17,169	434,547
Cowen Group Inc. Class Ab,c	7,358	21,780
E*TRADE Financial Corp.[b]	20,026	470,411
FBR & Co.	446	6,659
Fifth Street Asset Management Inc.	25	101
Franklin Resources Inc.	25,897	864,183
GAMCO Investors Inc. Class A	251	8,225
Goldman Sachs Group Inc. (The)	27,738	4,121,312
Greenhill & Co. Inc.	510	8,211
Interactive Brokers Group Inc. Class A	3,945	139,653
INTL. FCStone Inc.[b]	1,109	30,265
Invesco Ltd.	24,559	627,237
Investment Technology Group Inc.	2,076	34,711
Janus Capital Group Inc.	10,106	140,675
KCG Holdings Inc. Class Ab	3,550	47,215
Ladenburg Thalmann Financial Services Inc.[b,c]	5,919	13,969
Lazard Ltd. Class A	7,884	234,785
Legg Mason Inc.	7,459	219,966
LPL Financial Holdings Inc.	5,274	118,823
Manning & Napier Inc.	1,064	10,108
Medley Management Inc.	223	1,311
Morgan Stanley	102,606	2,665,704
Northern Trust Corp.	14,860	984,624
OM Asset Management PLC	908	12,122
Oppenheimer Holdings Inc. Class A	761	11,765
Piper Jaffray Companies[b]	1,024	38,605
PJT Partners Inc.	1,262	29,026
Pzena Investment Management Inc. Class A	265	2,017
Raymond James Financial Inc.	9,139	450,553
Safeguard Scientifics Inc.[b]	1,534	19,160
State Street Corp.	28,337	1,527,931
Stifel Financial Corp.[b]	4,744	149,199
T Rowe Price Group Inc.	4,112	300,053
TD Ameritrade Holding Corp.	1,944	55,355
Virtu Financial Inc.	115	2,070

Security	Shares	Value
Virtus Investment Partners Inc.	429	$30,536
Waddell & Reed Financial Inc. Class A	293	5,045
Wins Finance Holdings Inc.[b]	100	1,550

		20,652,394
CHEMICALS — 1.56%
A Schulman Inc.	1,940	47,375
AgroFresh Solutions Inc.[b]	1,567	8,321
Air Products & Chemicals Inc.	1,814	257,661
Albemarle Corp.	8,016	635,749
American Vanguard Corp.	1,643	24,826
Ashland Inc.	4,432	508,661
Axiall Corp.	5,182	168,985
Cabot Corp.	4,381	200,036
Calgon Carbon Corp.	3,400	44,710
Celanese Corp. Series A	9,619	629,564
CF Industries Holdings Inc.	16,744	403,530
Chemours Co. (The)	2,166	17,848
Chemtura Corp.[b]	2,218	58,511
Codexis Inc.[b]	141	568
Dow Chemical Co. (The)	80,637	4,008,465
Eastman Chemical Co.	10,564	717,296
FMC Corp.	1,859	86,090
FutureFuel Corp.	1,563	17,005
GCP Applied Technologies Inc.[b]	788	20,520
Hawkins Inc.	655	28,434
Huntsman Corp.	14,042	188,865
Ingevity Corp.[b,c]	597	20,322
Innophos Holdings Inc.	154	6,500
Innospec Inc.	1,664	76,527
KMG Chemicals Inc.	351	9,122
Koppers Holdings Inc.[b]	290	8,912
Kraton Performance Polymers Inc.[b]	2,428	67,814
Kronos Worldwide Inc.	1,525	8,006
LSB Industries Inc.[b,c]	875	10,570
LyondellBasell Industries NV Class A	13,910	1,035,182
Minerals Technologies Inc.	1,096	62,253
Monsanto Co.	11,007	1,138,234
Mosaic Co. (The)	24,943	653,008

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
NewMarket Corp.	36	$14,918
Olin Corp.	11,688	290,330
OMNOVA Solutions Inc.[b]	1,041	7,547
Platform Specialty Products Corp.[b,c]	11,489	102,022
Praxair Inc.	2,503	281,312
Quaker Chemical Corp.	300	26,760
Rayonier Advanced Materials Inc.	1,207	16,403
Scotts Miracle-Gro Co. (The) Class A	252	17,617
Stepan Co.	1,218	72,508
TerraVia Holdings Inc.[b,c]	5,591	14,648
Trecora Resources[b]	281	2,931
Tredegar Corp.	1,891	30,483
Tronox Ltd. Class A	4,703	20,740
Valhi Inc.	658	1,033
Westlake Chemical Corp.	2,913	125,026
WR Grace & Co.	2,253	164,942

		12,358,690
COMMERCIAL SERVICES & SUPPLIES — 0.45%
ABM Industries Inc.	3,913	142,746
ACCO Brands Corp.[b]	7,678	79,314
ARC Document Solutions Inc.[b]	2,923	11,370
Brady Corp. Class A	778	23,776
Casella Waste Systems Inc. Class Ab	1,922	15,088
CECO Environmental Corp.	1,563	13,661
Clean Harbors Inc.[b,c]	3,405	177,435
CompX International Inc.	114	1,311
Ennis Inc.	1,930	37,017
Essendant Inc.	2,672	81,656
G&K Services Inc. Class A	388	29,709
Heritage-Crystal Clean Inc.[b]	643	7,851
InnerWorkings Inc.[b,c]	1,244	10,288
Interface Inc.	525	8,006
Kimball International Inc. Class B	402	4,575
McGrath RentCorp	1,733	53,012
Mobile Mini Inc.	823	28,509
MSA Safety Inc.	682	35,825
NL Industries Inc.[b]	508	1,306
Quad/Graphics Inc.	970	22,591
Republic Services Inc.	16,918	868,063
RR Donnelley & Sons Co.	4,809	81,368

Security	Shares	Value
SP Plus Corp.[b]	83	$1,874
Stericycle Inc.[b]	325	33,839
Team Inc.[b]	138	3,426
Tetra Tech Inc.	3,444	105,886
TRC Companies Inc.[b]	955	6,036
Tyco International PLC	25,904	1,103,510
UniFirst Corp./MA	1,035	119,770
Viad Corp.	613	19,003
VSE Corp.	287	19,172
Waste Management Inc.	5,545	367,467
West Corp.	2,630	51,706

		3,566,166
COMMUNICATIONS EQUIPMENT — 1.76%
ADTRAN Inc.	1,235	23,033
Applied Optoelectronics Inc.[b,c]	1,063	11,852
ARRIS International PLC[b]	10,339	216,705
Bel Fuse Inc. Class B	761	13,531
Black Box Corp.	1,139	14,898
Brocade Communications Systems Inc.	33,215	304,914
Calix Inc.[b,c]	3,121	21,566
Cisco Systems Inc.	362,091	10,388,391
Comtech Telecommunications Corp.	1,251	16,063
Digi International Inc.[b]	1,921	20,612
EchoStar Corp. Class Ab	3,250	129,025
EMCORE Corp.[b]	1,362	8,090
Finisar Corp.[b]	7,754	135,773
Harmonic Inc.[b]	5,138	14,643
Harris Corp.	8,927	744,869
Infinera Corp.[b]	3,011	33,964
Ixia[b]	4,310	42,324
Juniper Networks Inc.	26,678	599,988
KVH Industries Inc.[b]	1,205	9,279
Motorola Solutions Inc.	11,118	733,454
NETGEAR Inc.[b]	779	37,034
NetScout Systems Inc.[b,c]	6,729	149,720
Oclaro Inc.[b]	1,004	4,900
Polycom Inc.[b]	10,044	112,995
ShoreTel Inc.[b,c]	3,355	22,445
Silicom Ltd.	294	8,791
Sonus Networks Inc.[b]	3,142	27,304
ViaSat Inc.[b,c]	418	29,845
Viavi Solutions Inc.[b]	16,478	109,249

		13,985,257

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.29%
AECOM[b]	10,842	$344,450
Aegion Corp.[b]	2,509	48,951
Ameresco Inc. Class Ab,c	1,512	6,607
Chicago Bridge & Iron Co. NV	7,405	256,435
EMCOR Group Inc.	3,593	176,991
Fluor Corp.	10,024	493,983
Granite Construction Inc.	684	31,156
Great Lakes Dredge & Dock Corp.[b]	3,929	17,130
HC2 Holdings Inc.[b]	2,639	11,348
IES Holdings Inc.[b]	56	696
Jacobs Engineering Group Inc.[b]	8,588	427,768
KBR Inc.	10,082	133,486
Layne Christensen Co.[b]	1,289	10,441
MYR Group Inc.[b]	1,372	33,038
NV5 Global Inc.[b]	140	3,982
Orion Group Holdings Inc.[b]	2,026	10,758
Quanta Services Inc.[b]	7,521	173,885
Tutor Perini Corp.[b]	2,272	53,506
Valmont Industries Inc.	320	43,286

		2,277,897
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	433	83,136
U.S. Lime & Minerals Inc.	140	8,259
Vulcan Materials Co.	656	78,956

		170,351
CONSUMER FINANCE — 1.26%
Ally Financial Inc.[b]	32,138	548,596
American Express Co.	57,472	3,491,999
Capital One Financial Corp.	36,686	2,329,928
Cash America International Inc.	1,870	79,699
Discover Financial Services	19,755	1,058,670
Encore Capital Group Inc.[b]	1,405	33,060
Enova International Inc.[b]	1,521	11,195
Ezcorp Inc. Class Ab	3,940	29,786
Green Dot Corp. Class Ab	2,512	57,751
LendingClub Corp.[b,c]	12,972	55,780
Navient Corp.	24,318	290,600
Nelnet Inc. Class A	1,440	50,040
OneMain Holdings Inc.[b,c]	3,696	84,343
PRA Group Inc.[b]	3,281	79,203
Regional Management Corp.[b]	925	13,560

Security	Shares	Value
Santander Consumer USA Holdings Inc.[b]	7,309	$75,502
SLM Corp.[b]	30,118	186,129
Synchrony Financial[b]	60,078	1,518,772
World Acceptance Corp.[b]	382	17,419

		10,012,032
CONTAINERS & PACKAGING — 0.39%
AptarGroup Inc.	3,316	262,395
Avery Dennison Corp.	442	33,040
Bemis Co. Inc.	5,779	297,561
Graphic Packaging Holding Co.	6,791	85,159
Greif Inc.	407	22,283
Greif Inc. Class A	1,822	67,906
International Paper Co.	29,394	1,245,718
Sonoco Products Co.	7,284	361,723
UFP Technologies Inc.[b]	456	10,278
WestRock Co.	17,906	696,006

		3,082,069
DISTRIBUTORS — 0.01%
Genuine Parts Co.	598	60,548
Weyco Group Inc.	418	11,612

		72,160
DIVERSIFIED CONSUMER SERVICES — 0.12%
American Public Education Inc.[b]	1,111	31,219
Apollo Education Group Inc.[b]	6,588	60,083
Ascent Capital Group Inc. Class Ab,c	928	14,282
Bridgepoint Education Inc.[b,c]	1,404	10,165
Cambium Learning Group Inc.[b,c]	903	4,073
Capella Education Co.	58	3,053
Career Education Corp.[b]	4,711	28,030
Carriage Services Inc.	77	1,823
Chegg Inc.[b,c]	3,252	16,260
DeVry Education Group Inc.	4,447	79,334
Graham Holdings Co. Class B	306	149,799
H&R Block Inc.	15,995	367,885
Houghton Mifflin Harcourt Co.[b]	2,923	45,687
K12 Inc.[b]	2,188	27,328
Liberty Tax Inc.	95	1,265
Regis Corp.[b]	2,861	35,619
Sotheby’s	1,587	43,484
Strayer Education Inc.[b]	536	26,334
Weight Watchers International Inc.[b,c]	163	1,896

		947,619

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 3.12%
BBX Capital Corp.[b,c]	184	$2,828
Berkshire Hathaway Inc. Class Bb	136,027	19,695,349
CME Group Inc./IL	24,250	2,361,950
FNFV Group[b]	4,683	53,714
GAIN Capital Holdings Inc.	2,329	14,719
Intercontinental Exchange Inc.	4,405	1,127,504
Leucadia National Corp.	23,430	406,042
Marlin Business Services Corp.	654	10,660
Moody’s Corp.	1,276	119,574
Nasdaq Inc.	8,040	519,947
NewStar Financial Inc.[b]	2,038	17,160
On Deck Capital Inc.[b]	3,415	17,587
PICO Holdings Inc.[b]	1,676	15,855
Resource America Inc. Class A	896	8,709
Tiptree Financial Inc.[c]	1,756	9,623
Value Line Inc.	8	131
Voya Financial Inc.	14,781	365,978

		24,747,330
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.87%
AT&T Inc.	443,160	19,148,944
ATN International Inc.	718	55,868
CenturyLink Inc.	38,595	1,119,641
Cincinnati Bell Inc.[b]	16,097	73,563
Consolidated Communications Holdings Inc.[c]	1,126	30,672
Fairpoint Communications Inc.[b]	319	4,683
Frontier Communications Corp.	84,843	419,124
Globalstar Inc.[b,c]	9,931	12,017
Hawaiian Telcom Holdco Inc.[b]	772	16,359
IDT Corp. Class B	870	12,345
Intelsat SAb	1,632	4,211
Iridium Communications Inc.[b,c]	5,543	49,222
Level 3 Communications Inc.[b]	20,931	1,077,737
Lumos Networks Corp.[b]	1,039	12,572
ORBCOMM Inc.[b]	391	3,890
pdvWireless Inc.[b,c]	636	13,604
SBA Communications Corp. Class Ab	3,242	349,941
Verizon Communications Inc.	146,734	8,193,627
Vonage Holdings Corp.[b]	11,617	70,864
Windstream Holdings Inc.[c]	5,746	53,265

		30,722,149

Security	Shares	Value
ELECTRIC UTILITIES — 4.13%
ALLETE Inc.	3,566	$230,471
Alliant Energy Corp.	16,314	647,666
American Electric Power Co. Inc.	35,292	2,473,616
Avangrid Inc.	4,151	191,195
Duke Energy Corp.	49,586	4,253,983
Edison International	22,724	1,764,973
El Paso Electric Co.	2,820	133,301
Empire District Electric Co. (The)	3,043	103,371
Entergy Corp.	12,933	1,052,100
Eversource Energy	22,860	1,369,314
Exelon Corp.	63,758	2,318,241
FirstEnergy Corp.	30,589	1,067,862
Genie Energy Ltd. Class B	714	4,834
Great Plains Energy Inc.	11,114	337,866
Hawaiian Electric Industries Inc.	7,815	256,254
IDACORP Inc.	3,650	296,927
ITC Holdings Corp.	5,463	255,778
MGE Energy Inc.	1,345	76,013
NextEra Energy Inc.	33,102	4,316,501
OGE Energy Corp.	14,303	468,423
Otter Tail Corp.	2,802	93,839
PG&E Corp.	35,650	2,278,748
Pinnacle West Capital Corp.	7,991	647,750
PNM Resources Inc.	5,857	207,572
Portland General Electric Co.	6,460	285,015
PPL Corp.	48,663	1,837,028
Southern Co. (The)	67,518	3,620,990
Westar Energy Inc.	10,228	573,689
Xcel Energy Inc.	36,394	1,629,723

		32,793,043
ELECTRICAL EQUIPMENT — 0.71%
American Superconductor Corp.[b]	835	7,047
AMETEK Inc.	13,486	623,458
Babcock & Wilcox Enterprises Inc.[b]	2,998	44,041
Eaton Corp. PLC	32,868	1,963,206
Emerson Electric Co.	38,541	2,010,299
Encore Wire Corp.	1,373	51,185
EnerSys	2,274	135,235
FuelCell Energy Inc.[b,c]	837	5,206
General Cable Corp.	300	3,813
Hubbell Inc.	1,409	148,607

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
LSI Industries Inc.	1,490	$16,494
Plug Power Inc.[b,c]	4,891	9,097
Powell Industries Inc.	737	28,994
Power Solutions International Inc.[b]	76	1,357
Preformed Line Products Co.	150	6,058
Regal Beloit Corp.	3,134	172,527
Rockwell Automation Inc.	1,939	222,636
Solarcity Corp.[b,c]	4,689	112,208
Sunrun Inc.[b,c]	4,066	24,111
Thermon Group Holdings Inc.[b]	2,274	43,684
Vicor Corp.[b]	507	5,105

		5,634,368
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.75%
Agilysys Inc.[b]	1,008	10,554
Anixter International Inc.[b]	2,081	110,876
Arrow Electronics Inc.[b]	6,519	403,526
Avnet Inc.	9,199	372,651
AVX Corp.	3,581	48,630
Benchmark Electronics Inc.[b]	3,660	77,409
Control4 Corp.[b,c]	1,189	9,702
Corning Inc.	77,287	1,582,838
CTS Corp.	2,547	45,642
Daktronics Inc.	1,913	11,956
Dolby Laboratories Inc. Class A	3,673	175,753
Electro Rent Corp.	1,427	21,990
Electro Scientific Industries Inc.[b]	1,957	11,429
ePlus Inc.[b]	128	10,469
FARO Technologies Inc.[b,c]	890	30,109
Fitbit Inc.[b,c]	1,662	20,310
FLIR Systems Inc.	9,745	301,608
II-VI Inc.[b]	3,046	57,143
Ingram Micro Inc. Class A	10,329	359,243
Insight Enterprises Inc.[b]	2,707	70,382
InvenSense Inc.[b]	5,820	35,677
IPG Photonics Corp.[b]	403	32,240
Jabil Circuit Inc.	13,272	245,134
Keysight Technologies Inc.[b]	12,220	355,480
Kimball Electronics Inc.[b]	2,188	27,241
Knowles Corp.[b]	6,377	87,237
Maxwell Technologies Inc.[b]	2,242	11,838
Methode Electronics Inc.	221	7,565

Security	Shares	Value
MTS Systems Corp.	97	$4,252
Multi-Fineline Electronix Inc.[b]	537	12,458
National Instruments Corp.	1,572	43,073
Novanta Inc.[b]	1,662	25,179
OSI Systems Inc.[b]	1,201	69,814
Park Electrochemical Corp.	1,536	22,318
PC Connection Inc.	736	17,517
Plexus Corp.[b]	2,317	100,094
QLogic Corp.[b]	6,090	89,767
RadiSys Corp.[b]	188	842
Rofin-Sinar Technologies Inc.[b]	1,729	55,224
Rogers Corp.[b]	890	54,379
Sanmina Corp.[b]	5,272	141,342
ScanSource Inc.[b]	1,998	74,146
SYNNEX Corp.	2,052	194,571
Systemax Inc.[b,c]	772	6,585
Tech Data Corp.[b]	2,492	179,050
Trimble Navigation Ltd.[b]	3,773	91,910
TTM Technologies Inc.[b,c]	5,362	40,376
Vishay Intertechnology Inc.	9,463	117,246
Vishay Precision Group Inc.[b]	899	12,065
Zebra Technologies Corp. Class Ab	680	34,068

		5,920,908
ENERGY EQUIPMENT & SERVICES — 2.18%
Archrock Inc.	4,998	47,081
Atwood Oceanics Inc.	4,430	55,464
Baker Hughes Inc.	31,446	1,419,158
Bristow Group Inc.	2,428	27,703
CARBO Ceramics Inc.	1,319	17,279
Dawson Geophysical Co.[b]	1,436	11,703
Diamond Offshore Drilling Inc.	4,485	109,120
Dril-Quip Inc.[b,c]	2,848	166,409
Ensco PLC Class A	21,509	208,852
Era Group Inc.[b]	1,539	14,467
Exterran Corp.[b]	2,499	32,112
Fairmount Santrol Holdings Inc.[b]	4,359	33,608
FMC Technologies Inc.[b]	16,083	428,934
Forum Energy Technologies Inc.[b,c]	4,031	69,777
Frank’s International NV	2,279	33,296
Geospace Technologies Corp.[b]	879	14,389
Halliburton Co.	61,556	2,787,871

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Helix Energy Solutions Group Inc.[b]	7,394	$49,983
Helmerich & Payne Inc.	6,999	469,843
Hornbeck Offshore Services Inc.[b,c]	2,234	18,632
Independence Contract Drilling Inc.[b]	1,629	8,845
Matrix Service Co.[b]	1,774	29,253
McDermott International Inc.[b,c]	16,670	82,350
Nabors Industries Ltd.	19,974	200,739
National Oilwell Varco Inc.	27,114	912,386
Natural Gas Services Group Inc.[b]	900	20,610
Newpark Resources Inc.[b]	6,476	37,496
Noble Corp. PLC	17,385	143,252
Oceaneering International Inc.	6,938	207,169
Oil States International Inc.[b]	3,593	118,138
Parker Drilling Co.[b,c]	9,995	22,889
Patterson-UTI Energy Inc.	10,766	229,531
PHI Inc. NVS[b]	879	15,717
Pioneer Energy Services Corp.[b]	4,105	18,883
RigNet Inc.[b]	825	11,047
Rowan Companies PLC Class A	9,228	162,966
RPC Inc.[c]	3,924	60,940
Schlumberger Ltd.	100,081	7,914,406
SEACOR Holdings Inc.[b,c]	1,272	73,712
Seadrill Ltd.[b,c]	27,495	89,084
Superior Energy Services Inc.	11,066	203,725
Tesco Corp.	3,158	21,127
TETRA Technologies Inc.[b]	1,928	12,281
Tidewater Inc.	3,283	14,478
Transocean Ltd.	24,752	294,301
Unit Corp.[b]	3,571	55,565
Weatherford International PLC[b,c]	63,638	353,191
Willbros Group Inc.[b,c]	3,078	7,787

		17,337,549
FOOD & STAPLES RETAILING — 1.71%
Andersons Inc. (The)	1,931	68,628
Chefs’ Warehouse Inc. (The)[b]	116	1,856
CVS Health Corp.	4,477	428,628
Ingles Markets Inc. Class A	926	34,540
Natural Grocers by Vitamin Cottage Inc.[b]	647	8,443
Smart & Final Stores Inc.[b,c]	485	7,222
SpartanNash Co.	2,631	80,456

Security	Shares	Value
SUPERVALU Inc.[b]	18,000	$84,960
United Natural Foods Inc.[b]	3,475	162,630
Village Super Market Inc. Class A	654	18,894
Wal-Mart Stores Inc.	108,820	7,946,036
Walgreens Boots Alliance Inc.	49,098	4,088,390
Weis Markets Inc.	864	43,675
Whole Foods Market Inc.	18,939	606,427

		13,580,785
FOOD PRODUCTS — 2.00%
Alico Inc.	287	8,682
Archer-Daniels-Midland Co.	41,315	1,772,000
Bunge Ltd.	9,973	589,903
Cal-Maine Foods Inc.[c]	495	21,938
ConAgra Foods Inc.	6,589	315,020
Darling Ingredients Inc.[b]	8,513	126,844
Dean Foods Co.	3,561	64,419
Flowers Foods Inc.	1,233	23,119
Fresh Del Monte Produce Inc.	2,324	126,495
Hain Celestial Group Inc. (The)[b]	1,854	92,237
Hormel Foods Corp.	2,447	89,560
Ingredion Inc.	1,513	195,797
JM Smucker Co. (The)	8,317	1,267,594
John B Sanfilippo & Son Inc.	429	18,288
Kellogg Co.	1,373	112,105
Kraft Heinz Co. (The)	37,378	3,307,205
Landec Corp.[b]	1,461	15,720
Limoneira Co.	55	969
Mead Johnson Nutrition Co.	8,584	778,998
Mondelez International Inc.	107,439	4,889,549
Omega Protein Corp.[b]	1,652	33,024
Pilgrim’s Pride Corp.	3,933	100,213
Pinnacle Foods Inc.	8,310	384,670
Post Holdings Inc.[b]	1,940	160,419
Sanderson Farms Inc.[c]	1,424	123,375
Seaboard Corp.[b,c]	20	57,413
Seneca Foods Corp. Class Ab	608	22,016
Snyder’s-Lance Inc.	5,654	191,614
TreeHouse Foods Inc.[b]	2,691	276,231
Tyson Foods Inc. Class A	11,128	743,239

		15,908,656
GAS UTILITIES — 0.53%
AGL Resources Inc.	8,638	569,849
Atmos Energy Corp.	7,314	594,774

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Chesapeake Utilities Corp.	920	$60,885
Delta Natural Gas Co. Inc.[c]	486	13,093
National Fuel Gas Co.	5,283	300,497
New Jersey Resources Corp.	5,611	216,304
Northwest Natural Gas Co.	1,912	123,936
ONE Gas Inc.	3,843	255,905
Piedmont Natural Gas Co. Inc.	5,322	319,959
Questar Corp.	12,670	321,438
South Jersey Industries Inc.	5,703	180,329
Southwest Gas Corp.	3,021	237,783
Spire Inc.	3,312	234,622
UGI Corp.	12,325	557,706
WGL Holdings Inc.	3,411	241,465

		4,228,545
HEALTH CARE EQUIPMENT & SUPPLIES — 2.70%
Abbott Laboratories	105,567	4,149,839
Alere Inc.[b]	4,991	208,025
Analogic Corp.	786	62,440
AngioDynamics Inc.[b]	1,898	27,274
Anika Therapeutics Inc.[b]	233	12,501
AtriCure Inc.[b]	614	8,676
Baxter International Inc.	31,796	1,437,815
Cerus Corp.[b,c]	1,014	6,327
CONMED Corp.	1,932	92,214
Cooper Companies Inc. (The)	760	130,393
CryoLife Inc.	763	9,011
Danaher Corp.	32,025	3,234,525
DENTSPLY SIRONA Inc.	16,456	1,020,930
Exactech Inc.[b]	910	24,333
Haemonetics Corp.[b]	3,557	103,117
Halyard Health Inc.[b]	3,497	113,723
Hill-Rom Holdings Inc.	317	15,993
ICU Medical Inc.[b]	352	39,688
Integer Holdings Corp.[b]	2,094	64,767
Invacare Corp.	2,403	29,148
K2M Group Holdings Inc.[b]	1,259	19,540
Medtronic PLC	100,877	8,753,097
Meridian Bioscience Inc.	424	8,268
Merit Medical Systems Inc.[b]	1,881	37,300
Quidel Corp.[b,c]	111	1,983
Rockwell Medical Inc.[b,c]	592	4,481
RTI Surgical Inc.[b]	3,433	12,325
St. Jude Medical Inc.	6,112	476,736

Security	Shares	Value
Symmetry Surgical Inc.[b,c]	699	$9,178
Teleflex Inc.	2,555	453,027
TransEnterix Inc.[b]	4,185	5,106
Wright Medical Group NVb	7,193	124,942
Zimmer Biomet Holdings Inc.	6,215	748,162

		21,444,884
HEALTH CARE PROVIDERS & SERVICES — 1.40%
Acadia Healthcare Co. Inc.[b]	3,427	189,856
Aceto Corp.	213	4,663
Addus HomeCare Corp.[b]	381	6,641
Aetna Inc.	16,193	1,977,651
Almost Family Inc.[b]	601	25,609
American Renal Associates Holdings Inc.[b]	76	2,202
Amsurg Corp.[b,c]	1,690	131,043
Anthem Inc.	13,780	1,809,865
BioScrip Inc.[b]	5,196	13,250
Brookdale Senior Living Inc.[b,c]	13,042	201,368
Cardinal Health Inc.	1,734	135,269
Centene Corp.[b,c]	3,142	224,245
Cigna Corp.	12,160	1,556,358
Community Health Systems Inc.[b,c]	8,243	99,328
DaVita HealthCare Partners Inc.[b]	7,300	564,436
Envision Healthcare Holdings Inc.[b]	2,202	55,865
Express Scripts Holding Co.[b]	5,321	403,332
Genesis Healthcare Inc.[b]	1,480	2,620
HCA Holdings Inc.[b]	7,121	548,388
Healthways Inc.[b]	2,044	23,608
Humana Inc.	632	113,684
Kindred Healthcare Inc.	5,784	65,301
Laboratory Corp. of America Holdings[b]	4,053	527,984
LHC Group Inc.[b]	856	37,048
LifePoint Health Inc.[b]	2,924	191,142
Magellan Health Inc.[b]	518	34,069
MEDNAX Inc.[b,c]	1,951	141,311
Molina Healthcare Inc.[b]	1,032	51,497
National Healthcare Corp.	772	49,979
National Research Corp. Class A	94	1,288
Nobilis Health Corp.[b]	3,657	8,155
Owens & Minor Inc.	3,921	146,567
PharMerica Corp.[b]	2,235	55,115

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Premier Inc.[b]	2,277	$74,458
Quest Diagnostics Inc.	10,161	827,207
Select Medical Holdings Corp.[b]	6,800	73,916
Surgery Partners Inc.[b,c]	463	8,288
Triple-S Management Corp. Class Bb	1,691	41,311
Universal American Corp.	3,787	28,705
Universal Health Services Inc. Class B	4,624	620,078
USMD Holdings Inc.[b]	155	2,905
WellCare Health Plans Inc.[b]	251	26,927

		11,102,532
HEALTH CARE TECHNOLOGY — 0.03%
Allscripts Healthcare Solutions Inc.[b,c]	13,172	167,285
Cotiviti Holdings Inc.[b]	217	4,585
Evolent Health Inc.[b,c]	936	17,971
Vocera Communications Inc.[b]	673	8,648

		198,489
HOTELS, RESTAURANTS & LEISURE — 0.69%
Aramark	9,809	327,817
Belmond Ltd.[b]	6,592	65,261
Biglari Holdings Inc.[b,c]	67	27,024
Caesars Acquisition Co. Class Ab	3,458	38,799
Caesars Entertainment Corp.[b,c]	4,447	34,197
Carnival Corp.	29,233	1,292,098
Carrols Restaurant Group Inc.[b,c]	654	7,783
Century Casinos Inc.[b,c]	812	5,059
Choice Hotels International Inc.	742	35,334
Cracker Barrel Old Country Store Inc.	121	20,748
Del Frisco’s Restaurant Group Inc.[b]	1,411	20,205
Del Taco Restaurants Inc.[b]	1,647	14,988
Denny’s Corp.[b]	1,952	20,945
DineEquity Inc.	495	41,966
El Pollo Loco Holdings Inc.[b]	1,443	18,759
Eldorado Resorts Inc.[b]	185	2,811
Empire Resorts Inc.[b,c]	11	174
Extended Stay America Inc.	4,551	68,037
Fiesta Restaurant Group Inc.[b]	337	7,350
Fogo De Chao Inc.[b,c]	65	849
Golden Entertainment Inc.	581	6,792
Hilton Worldwide Holdings Inc.	4,512	101,655

Security	Shares	Value
Hyatt Hotels Corp. Class Ab,c	1,616	$79,410
International Game Technology PLC	6,612	123,909
International Speedway Corp. Class A	1,952	65,294
Interval Leisure Group Inc.	7,283	115,800
Intrawest Resorts Holdings Inc.[b]	1,604	20,820
J Alexander’s Holdings Inc.[b]	966	9,592
Jack in the Box Inc.	514	44,163
Kona Grill Inc.[b,c]	289	3,098
La Quinta Holdings Inc.[b]	4,789	54,595
Luby’s Inc.[b]	1,385	6,953
Marcus Corp. (The)	1,559	32,895
Marriott International Inc./MD Class A	1,704	113,248
Marriott Vacations Worldwide Corp.	1,455	99,653
MGM Resorts International[b]	30,853	698,203
Monarch Casino & Resort Inc.[b]	614	13,489
Noodles & Co.[b,c]	268	2,621
Norwegian Cruise Line Holdings Ltd.[b]	10,290	409,954
Penn National Gaming Inc.[b,c]	737	10,281
Pinnacle Entertainment Inc.[b,c]	3,796	42,060
Red Lion Hotels Corp.[b]	1,010	7,333
Red Robin Gourmet Burgers Inc.[b]	788	37,375
Royal Caribbean Cruises Ltd.	12,083	811,373
Ruby Tuesday Inc.[b]	4,844	17,487
Speedway Motorsports Inc.	890	15,797
Starwood Hotels & Resorts Worldwide Inc.	4,961	366,866
Wendy’s Co. (The)	6,448	62,030
Wynn Resorts Ltd.	499	45,229

		5,468,179
HOUSEHOLD DURABLES — 0.46%
Bassett Furniture Industries Inc.	300	7,182
Beazer Homes USA Inc.[b,c]	2,369	18,360
CalAtlantic Group Inc.	4,712	172,978
Century Communities Inc.[b]	874	15,155
CSS Industries Inc.	756	20,268
DR Horton Inc.	10,915	343,604
Flexsteel Industries Inc.	364	14,422
Garmin Ltd.	7,991	338,978
GoPro Inc.[b,c]	7,193	77,756

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Green Brick Partners Inc.[b,c]	1,613	$11,727
Harman International Industries Inc.	2,712	194,776
Hooker Furniture Corp.	611	13,130
Hovnanian Enterprises Inc. Class Ab	8,862	14,888
KB Home[c]	4,645	70,650
La-Z-Boy Inc.	2,108	58,645
Lennar Corp. Class A	6,198	285,728
Lennar Corp. Class B	356	13,261
LGI Homes Inc.[b,c]	65	2,076
Libbey Inc.	1,282	20,371
Lifetime Brands Inc.	736	10,738
M/I Homes Inc.[b]	1,407	26,494
MDC Holdings Inc.	1,774	43,179
Meritage Homes Corp.[b]	2,583	96,966
Mohawk Industries Inc.[b]	925	175,528
NACCO Industries Inc. Class A	266	14,896
New Home Co. Inc. (The)[b,c]	424	4,045
PulteGroup Inc.	17,373	338,600
Toll Brothers Inc.[b]	5,875	158,096
TopBuild Corp.[b]	2,373	85,903
TRI Pointe Group Inc.[b]	10,693	126,391
UCP Inc. Class Ab	537	4,307
WCI Communities Inc.[b,c]	1,654	27,953
Whirlpool Corp.	4,808	801,205
William Lyon Homes Class Ab	1,715	27,646
ZAGG Inc.[b]	1,798	9,439

		3,645,341
HOUSEHOLD PRODUCTS — 2.64%
Central Garden & Pet Co.[b]	631	14,406
Central Garden & Pet Co. Class Ab	2,083	45,222
Clorox Co. (The)	1,376	190,425
Colgate-Palmolive Co.	51,202	3,747,986
Energizer Holdings Inc.	3,031	156,066
Kimberly-Clark Corp.	3,822	525,449
Oil-Dri Corp. of America	289	9,979
Procter & Gamble Co. (The)	191,684	16,229,884

		20,919,417

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.24%
AES Corp./VA	47,337	$590,766
Atlantic Power Corp.	9,403	23,319
Atlantica Yield PLC[c]	4,189	77,832
Calpine Corp.[b,c]	25,450	375,388
Dynegy Inc.[b]	8,868	152,884
NRG Energy Inc.	22,742	340,903
NRG Yield Inc. Class A	2,306	35,097
NRG Yield Inc. Class C	4,375	68,206
Ormat Technologies Inc.	1,679	73,473
Pattern Energy Group Inc.	817	18,767
Talen Energy Corp.[b]	5,834	79,051
TerraForm Global Inc. Class A	5,596	18,243
TerraForm Power Inc.	5,929	64,626
Vivint Solar Inc.[b,c]	821	2,520

		1,921,075
INDUSTRIAL CONGLOMERATES — 2.24%
Carlisle Companies Inc.	3,147	332,575
General Electric Co.	533,618	16,798,295
Raven Industries Inc.	976	18,485
Roper Technologies Inc.	3,504	597,642

		17,746,997
INSURANCE — 4.81%
Aflac Inc.	28,887	2,084,486
Alleghany Corp.[b]	1,151	632,567
Allied World Assurance Co. Holdings AG	6,406	225,107
Allstate Corp. (The)	26,873	1,879,766
Ambac Financial Group Inc.[b,c]	1,926	31,702
American Equity Investment Life Holding Co.	5,798	82,622
American Financial Group Inc./OH	4,924	364,031
American Independence Corp.[b]	25	613
American International Group Inc.	79,759	4,218,454
American National Insurance Co.	509	57,593
AMERISAFE Inc.	341	20,876
AmTrust Financial Services Inc.	5,866	143,717
Arch Capital Group Ltd.[b]	8,224	592,128
Argo Group International Holdings Ltd.	2,143	111,222

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Arthur J Gallagher & Co.	3,952	$188,115
Aspen Insurance Holdings Ltd.	4,308	199,805
Assurant Inc.	4,516	389,776
Assured Guaranty Ltd.	9,539	242,004
Atlas Financial Holdings Inc.[b]	438	7,542
Axis Capital Holdings Ltd.	6,556	360,580
Baldwin & Lyons Inc. Class B	634	15,635
Blue Capital Reinsurance Holdings Ltd.	420	7,774
Brown & Brown Inc.	7,845	293,952
Chubb Ltd.	33,235	4,344,147
Cincinnati Financial Corp.	10,756	805,517
Citizens Inc./TXb,c	3,156	23,986
CNA Financial Corp.	2,009	63,123
CNO Financial Group Inc.	13,113	228,953
Donegal Group Inc. Class A	608	10,026
EMC Insurance Group Inc.	543	15,052
Employers Holdings Inc.	1,006	29,194
Endurance Specialty Holdings Ltd.	4,495	301,884
Enstar Group Ltd.[b]	794	128,620
Erie Indemnity Co. Class A	465	46,193
Everest Re Group Ltd.	3,005	548,923
FBL Financial Group Inc. Class A	748	45,381
Federated National Holding Co.	1,174	22,353
Fidelity & Guaranty Life[c]	780	18,080
First American Financial Corp.	7,836	315,164
FNF Group	18,836	706,350
Genworth Financial Inc. Class Ab	36,171	93,321
Global Indemnity PLC[b]	536	14,756
Greenlight Capital Re Ltd. Class Ab,c	2,188	44,110
Hallmark Financial Services Inc.[b,c]	997	11,555
Hanover Insurance Group Inc. (The)	3,031	256,483
Hartford Financial Services Group Inc. (The)	28,103	1,247,211
HCI Group Inc.	471	12,849
Heritage Insurance Holdings Inc.	1,685	20,170
Horace Mann Educators Corp.	2,831	95,660
Independence Holding Co.	626	11,249
Infinity Property & Casualty Corp.	744	60,011
Investors Title Co.	102	9,716

Security	Shares	Value
James River Group Holdings Ltd.	969	$32,907
Kemper Corp.	3,034	93,993
Lincoln National Corp.	13,247	513,586
Loews Corp.	20,101	825,950
Maiden Holdings Ltd.	3,114	38,115
Markel Corp.[b]	977	930,866
MBIA Inc.[b]	8,329	56,887
Mercury General Corp.	1,223	65,015
MetLife Inc.	66,865	2,663,233
National General Holdings Corp.	1,434	30,716
National Interstate Corp.	489	14,792
National Western Life Group Inc.	182	35,539
Navigators Group Inc. (The)	776	71,369
Old Republic International Corp.	17,331	334,315
OneBeacon Insurance Group Ltd. Class A	1,654	22,825
Principal Financial Group Inc.	19,204	789,477
ProAssurance Corp.	3,766	201,669
Progressive Corp. (The)	37,752	1,264,692
Prudential Financial Inc.	31,767	2,266,258
Reinsurance Group of America Inc.	4,581	444,311
RenaissanceRe Holdings Ltd.	3,056	358,897
RLI Corp.	479	32,946
Safety Insurance Group Inc.	1,103	67,923
Selective Insurance Group Inc.	4,095	156,470
State Auto Financial Corp.	1,037	22,721
State National Companies Inc.	2,278	23,987
Stewart Information Services Corp.	1,673	69,279
Third Point Reinsurance Ltd.[b,c]	4,356	51,052
Torchmark Corp.	8,522	526,830
Travelers Companies Inc. (The)	20,975	2,496,864
United Fire Group Inc.	1,493	63,348
United Insurance Holdings Corp.	320	5,242
Unum Group	17,075	542,814
Validus Holdings Ltd.	5,388	261,803
White Mountains Insurance Group Ltd.	337	283,754
WR Berkley Corp.	6,971	417,702
XL Group PLC	13,281	442,390

		38,200,641

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.09%
1-800-Flowers.com Inc. Class Ab	1,310	$11,816
FTD Companies Inc.[b]	1,244	31,050
Gaiam Inc. Class Ab	509	3,940
Lands’ End Inc.[b,c]	871	14,302
Liberty Interactive Corp. QVC Group Series Ab	13,920	353,150
Liberty Ventures Series Ab	7,769	287,997

		702,255
INTERNET SOFTWARE & SERVICES — 0.38%
Actua Corp.[b]	3,146	28,408
Akamai Technologies Inc.[b]	1,372	76,736
Bankrate Inc.[b]	3,375	25,245
Bazaarvoice Inc.[b,c]	5,258	21,085
Blucora Inc.[b]	2,695	27,920
ChannelAdvisor Corp.[b]	111	1,608
Everyday Health Inc.[b]	1,197	9,432
Global Sources Ltd.[b,c]	584	5,355
IAC/InterActiveCorp	1,090	61,367
IntraLinks Holdings Inc.[b]	2,545	16,542
Limelight Networks Inc.[b]	4,548	6,777
Liquidity Services Inc.[b]	2,013	15,782
Marchex Inc. Class B	1,810	5,756
MeetMe Inc.[b]	399	2,127
Monster Worldwide Inc.[b]	6,200	14,818
Numerex Corp. Class Ab	815	6,104
Pandora Media Inc.[b]	2,209	27,502
QuinStreet Inc.[b]	2,425	8,609
RealNetworks Inc.[b]	1,633	7,038
Reis Inc.	210	5,229
RetailMeNot Inc.[b]	2,406	18,550
Rightside Group Ltd.[b]	827	8,799
TechTarget Inc.[b]	1,155	9,356
Twitter Inc.[b]	5,321	89,978
United Online Inc.[b]	878	9,658
Yahoo! Inc.[b]	62,309	2,340,326
Yelp Inc.[b]	1,113	33,791
Zillow Group Inc. Class Ab,c	1,212	44,420
Zillow Group Inc. Class Cb,c	2,424	87,943

		3,016,261
IT SERVICES — 0.82%
Acxiom Corp.[b]	2,816	61,924
Amdocs Ltd.	10,623	613,160

Security	Shares	Value
Booz Allen Hamilton Holding Corp.	595	$17,636
CACI International Inc. Class Ab	1,785	161,382
Cass Information Systems Inc.	302	15,613
Computer Sciences Corp.	10,021	497,543
Convergys Corp.	3,128	78,200
CoreLogic Inc./U.S.[b]	2,604	100,202
Datalink Corp.[b]	1,434	10,755
EVERTEC Inc.	823	12,789
Fidelity National Information Services Inc.	10,047	740,263
Higher One Holdings Inc.[b]	2,188	11,181
International Business Machines Corp.	19,796	3,004,637
Leidos Holdings Inc.	4,641	222,165
ManTech International Corp./VA Class A	1,757	66,450
MoneyGram International Inc.[b]	2,188	14,988
NCI Inc. Class A	430	6,041
NeuStar Inc. Class Ab,c	373	8,769
Perficient Inc.[b]	910	18,482
PFSweb Inc.[b,c]	64	608
ServiceSource International Inc.[b]	1,705	6,871
Sykes Enterprises Inc.[b]	2,963	85,808
Travelport Worldwide Ltd.	1,982	25,548
Unisys Corp.[b]	1,146	8,343
Xerox Corp.	72,225	685,415

		6,474,773
LEISURE PRODUCTS — 0.04%
Arctic Cat Inc.	635	10,795
Brunswick Corp./DE	1,206	54,656
Callaway Golf Co.	4,215	43,035
Escalade Inc.	654	6,697
JAKKS Pacific Inc.[b]	1,526	12,071
Johnson Outdoors Inc. Class A	507	13,030
Performance Sports Group Ltd.[b]	2,820	8,460
Vista Outdoor Inc.[b]	3,587	171,207

		319,951
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Accelerate Diagnostics Inc.[b]	105	1,511
Agilent Technologies Inc.	17,221	763,924
Albany Molecular Research Inc.[b,c]	980	13,171
Bio-Rad Laboratories Inc. Class Ab,c	1,513	216,389

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Enzo Biochem Inc.[b]	169	$1,009
Luminex Corp.[b]	1,645	33,278
PerkinElmer Inc.	6,150	322,383
QIAGEN NVb	16,614	362,351
Quintiles Transnational Holdings Inc.[b]	2,001	130,705
Thermo Fisher Scientific Inc.	15,373	2,271,515
VWR Corp.[b,c]	5,179	149,673

		4,265,909
MACHINERY — 1.95%
Actuant Corp. Class A	2,175	49,177
AGCO Corp.	5,040	237,535
Alamo Group Inc.	654	43,144
Albany International Corp. Class A	1,716	68,520
Allison Transmission Holdings Inc.	10,054	283,824
Altra Industrial Motion Corp.	300	8,094
American Railcar Industries Inc.[c]	438	17,288
Astec Industries Inc.	730	40,989
Barnes Group Inc.	3,829	126,816
Blue Bird Corp.[b]	340	4,046
Briggs & Stratton Corp.	3,121	66,103
Caterpillar Inc.	40,061	3,037,024
Chart Industries Inc.[b]	2,070	49,949
CIRCOR International Inc.	1,313	74,828
Colfax Corp.[b]	7,311	193,449
Columbus McKinnon Corp./NY	1,424	20,150
Crane Co.	3,521	199,711
Cummins Inc.	11,313	1,272,034
Deere & Co.	17,029	1,380,030
Donaldson Co. Inc.	890	30,580
Douglas Dynamics Inc.	230	5,918
Dover Corp.	11,005	762,867
Dynamic Materials Corp.	998	10,728
ESCO Technologies Inc.	1,819	72,651
ExOne Co. (The)[b,c]	631	6,670
Federal Signal Corp.	4,265	54,933
Flowserve Corp.	3,653	165,006
Franklin Electric Co. Inc.	240	7,932
FreightCar America Inc.	432	6,070
Gencor Industries Inc.[b,c]	368	5,711
Global Brass & Copper Holdings Inc.	39	1,064

Security	Shares	Value
Gorman-Rupp Co. (The)	164	$4,495
Graham Corp.	589	10,849
Greenbrier Companies Inc. (The)	1,931	56,250
Hardinge Inc.	832	8,370
Harsco Corp.	5,738	38,100
Hurco Companies Inc.	497	13,832
Hyster-Yale Materials Handling Inc.	438	26,057
IDEX Corp.	376	30,870
Ingersoll-Rand PLC	9,201	585,920
ITT Inc.	6,324	202,242
Joy Global Inc.[c]	7,221	152,652
Kadant Inc.	654	33,688
Kennametal Inc.	5,536	122,401
Lincoln Electric Holdings Inc.	1,574	92,992
Lindsay Corp.[c]	144	9,772
Manitowoc Co. Inc. (The)	10,016	54,587
Manitowoc Foodservice Inc.[b,c]	5,081	89,527
Meritor Inc.[b,c]	5,877	42,314
Milacron Holdings Corp.[b]	602	8,735
Miller Industries Inc./TN	890	18,325
Mueller Industries Inc.	1,272	40,551
Navistar International Corp.[b,c]	3,449	40,319
NN Inc.	1,868	26,133
Oshkosh Corp.	5,215	248,808
PACCAR Inc.	22,374	1,160,539
Parker-Hannifin Corp.	9,563	1,033,282
Pentair PLC	11,926	695,167
Rexnord Corp.[b]	1,363	26,756
Snap-on Inc.	1,112	175,496
SPX Corp.	2,989	44,387
SPX FLOW Inc.[b]	2,513	65,514
Standex International Corp.	275	22,723
Stanley Black & Decker Inc.	9,437	1,049,583
Sun Hydraulics Corp.	172	5,107
Supreme Industries Inc. Class A	393	5,384
Tennant Co.	85	4,579
Terex Corp.	7,720	156,793
Timken Co. (The)	5,064	155,262
Titan International Inc.	3,430	21,266
TriMas Corp.[b,c]	2,885	51,930
Trinity Industries Inc.	11,070	205,570
Wabash National Corp.[b]	3,358	42,647

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Watts Water Technologies Inc. Class A	137	$7,982
Xylem Inc./NY	6,148	274,508

		15,465,105
MARINE — 0.04%
Costamare Inc.[c]	1,884	14,450
Kirby Corp.[b]	3,783	236,021
Matson Inc.	1,629	52,601
Scorpio Bulkers Inc.[b]	4,784	13,347

		316,419
MEDIA — 1.04%
AMC Entertainment Holdings Inc. Class A	1,370	37,826
Carmike Cinemas Inc.[b]	583	17,560
Clear Channel Outdoor Holdings Inc. Class A	1,661	10,331
Comcast Corp. Class A	13,001	847,535
Daily Journal Corp.[b,c]	64	15,167
Discovery Communications Inc. Class Ab,c	903	22,783
Discovery Communications Inc. Class C NVS[b]	1,182	28,191
DISH Network Corp. Class Ab	3,610	189,164
Entercom Communications Corp. Class A	1,795	24,358
Eros International PLC[b,c]	2,102	34,200
EW Scripps Co. (The) Class Ab	4,087	64,738
Gannett Co. Inc.	7,925	109,444
Global Eagle Entertainment Inc.[b]	3,092	20,531
Gray Television Inc.[b]	1,707	18,521
Hemisphere Media Group Inc.[b]	536	6,325
John Wiley & Sons Inc. Class A	3,250	169,585
Liberty Braves Group Class Ab,c	696	10,468
Liberty Braves Group Class Cb,c	2,319	33,997
Liberty Broadband Corp. Class Ab	1,961	116,483
Liberty Broadband Corp. Class Cb,c	7,363	441,780
Liberty Media Group Class Ab	1,836	35,141
Liberty Media Group Class Cb,c	2,734	51,864
Liberty SiriusXM Group Class Ab	6,516	204,342
Liberty SiriusXM Group Class Cb	13,146	405,817
Lions Gate Entertainment Corp.	2,394	48,431
Live Nation Entertainment Inc.[b]	4,034	94,799

Security	Shares	Value
Madison Square Garden Co. (The)[b]	1,254	$216,328
MDC Partners Inc. Class A	2,363	43,219
Media General Inc.[b,c]	7,616	130,919
Meredith Corp.	2,431	126,193
MSG Networks Inc. Class Ab	2,809	43,090
National CineMedia Inc.	4,212	65,202
New Media Investment Group Inc.	2,312	41,778
New York Times Co. (The) Class A	8,643	104,580
News Corp. Class A	27,500	312,125
News Corp. Class B	8,807	102,778
Radio One Inc. Class Db	155	494
Reading International Inc. Class Ab	1,264	15,787
Regal Entertainment Group Class Ac	4,161	91,708
Saga Communications Inc. Class A	379	14,986
Salem Media Group Inc. Class A	787	5,682
Scholastic Corp.	1,814	71,853
TEGNA Inc.	15,612	361,730
Thomson Reuters Corp.	21,540	870,647
Time Inc.	7,648	125,886
Time Warner Inc.	19,398	1,426,529
Townsquare Media Inc. Class Ab	929	7,330
Tribune Media Co.	5,130	200,993
tronc Inc.	1,015	14,007
Twenty-First Century Fox Inc. Class A	17,654	477,541
Twenty-First Century Fox Inc. Class B	7,938	216,310
Viacom Inc. Class A	85	3,946
Viacom Inc. Class B NVS	2,920	121,092

		8,272,114
METALS & MINING — 0.90%
AK Steel Holding Corp.[b]	17,154	79,938
Alcoa Inc.	94,427	875,338
Allegheny Technologies Inc.[c]	7,624	97,206
Ampco-Pittsburgh Corp.	609	6,888
Carpenter Technology Corp.	3,253	107,121
Century Aluminum Co.[b]	3,031	19,186
Cliffs Natural Resources Inc.[b,c]	12,180	69,061

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Coeur Mining Inc.[b,c]	2,860	$30,488
Commercial Metals Co.	8,088	136,687
Compass Minerals International Inc.	2,415	179,169
Ferroglobe PLC	4,655	40,079
Freeport-McMoRan Inc.	70,242	782,496
Gerber Scientific Inc. Escrow[b]	1,091	11
Gold Resource Corp.	733	2,631
Handy & Harman Ltd.[b]	153	4,007
Haynes International Inc.	772	24,766
Hecla Mining Co.	25,872	131,947
Kaiser Aluminum Corp.	753	68,079
Materion Corp.	1,350	33,426
Newmont Mining Corp.	38,039	1,488,086
Nucor Corp.	22,922	1,132,576
Olympic Steel Inc.	660	18,025
Reliance Steel & Aluminum Co.	4,983	383,193
Royal Gold Inc.	4,459	321,137
Ryerson Holding Corp.[b]	672	11,760
Schnitzer Steel Industries Inc. Class A	1,898	33,405
Southern Copper Corp.[c]	3,344	90,221
Steel Dynamics Inc.	14,321	350,864
Stillwater Mining Co.[b]	8,465	100,395
SunCoke Energy Inc.	4,144	24,118
Tahoe Resources Inc.	21,360	319,759
TimkenSteel Corp.	2,912	28,013
U.S. Steel Corp.	9,753	164,436

		7,154,512
MULTI-UTILITIES — 2.17%
Ameren Corp.	17,527	939,097
Avista Corp.	4,589	205,587
Black Hills Corp.	3,758	236,904
CenterPoint Energy Inc.	30,911	741,864
CMS Energy Corp.	20,007	917,521
Consolidated Edison Inc.	21,873	1,759,464
Dominion Resources Inc./VA	41,453	3,230,432
DTE Energy Co.	12,850	1,273,692
MDU Resources Group Inc.	14,135	339,240
NiSource Inc.	22,983	609,509
NorthWestern Corp.	3,445	217,276
Public Service Enterprise Group Inc.	36,274	1,690,731

Security	Shares	Value
SCANA Corp.	9,349	$707,346
Sempra Energy	17,920	2,043,239
TECO Energy Inc.	17,066	471,704
Unitil Corp.	1,035	44,164
Vectren Corp.	5,988	315,388
WEC Energy Group Inc.	22,697	1,482,114

		17,225,272
MULTILINE RETAIL — 0.53%
Dillard’s Inc. Class A	1,334	80,840
Fred’s Inc. Class A	2,778	44,754
JC Penney Co. Inc.[b,c]	22,461	199,454
Kohl’s Corp.	13,250	502,440
Macy’s Inc.	22,056	741,302
Sears Holdings Corp.[b,c]	761	10,357
Target Corp.	37,850	2,642,687
Tuesday Morning Corp.[b]	2,819	19,789

		4,241,623
OIL, GAS & CONSUMABLE FUELS — 10.70%
Abraxas Petroleum Corp.[b,c]	5,758	6,507
Adams Resources & Energy Inc.	145	5,582
Alon USA Energy Inc.	2,188	14,178
Anadarko Petroleum Corp.	36,717	1,955,180
Antero Resources Corp.[b,c]	11,675	303,316
Apache Corp.	8,442	469,966
Ardmore Shipping Corp.	1,351	9,146
Bill Barrett Corp.[b]	3,808	24,333
Cabot Oil & Gas Corp.	9,744	250,811
California Resources Corp.[c]	2,706	33,013
Cheniere Energy Inc.[b]	14,312	537,416
Chesapeake Energy Corp.[b]	39,972	171,080
Chevron Corp.	135,197	14,172,701
Cimarex Energy Co.	5,650	674,158
Clayton Williams Energy Inc.[b,c]	382	10,490
Clean Energy Fuels Corp.[b]	4,603	15,972
Cobalt International Energy Inc.[b,c]	25,380	34,009
Columbia Pipeline Group Inc.	28,696	731,461
Concho Resources Inc.[b]	9,372	1,117,798
ConocoPhillips	89,086	3,884,150
CONSOL Energy Inc.	16,598	267,062
Contango Oil & Gas Co.[b]	1,309	16,022
Continental Resources Inc./OKb,c	3,448	156,091
CVR Energy Inc.	672	10,416
Delek U.S. Holdings Inc.	4,185	55,284

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Denbury Resources Inc.	24,936	$89,520
Devon Energy Corp.	34,404	1,247,145
DHT Holdings Inc.	7,094	35,683
Diamondback Energy Inc.[b]	3,874	353,348
Dorian LPG Ltd.[b,c]	1,598	11,266
Earthstone Energy Inc.[b]	88	949
Eclipse Resources Corp.[b]	2,912	9,726
Energen Corp.	6,935	334,336
EOG Resources Inc.	35,093	2,927,458
EP Energy Corp. Class Ab,c	2,528	13,095
EQT Corp.	12,373	958,041
Erin Energy Corp.[b,c]	838	2,020
EXCO Resources Inc.[b,c]	15,171	19,722
Exxon Mobil Corp.	298,262	27,959,080
Frontline Ltd./Bermuda[c]	4,730	37,225
GasLog Ltd.	2,917	37,863
Gener8 Maritime Inc.[b]	2,471	15,814
Golar LNG Ltd.	6,229	96,549
Green Plains Inc.	2,563	50,542
Gulfport Energy Corp.[b]	8,929	279,121
Hess Corp.	20,185	1,213,118
HollyFrontier Corp.	11,588	275,447
Jones Energy Inc. Class Ab,c	1,763	7,264
Kinder Morgan Inc./DE	138,144	2,586,056
Kosmos Energy Ltd.[b,c]	10,734	58,500
Laredo Petroleum Inc.[b,c]	9,217	96,594
Marathon Oil Corp.	60,695	911,032
Marathon Petroleum Corp.	37,699	1,431,054
Memorial Resource Development Corp.[b]	5,810	92,263
Murphy Oil Corp.	11,702	371,538
Navios Maritime Acquisition Corp.	6,184	9,709
Newfield Exploration Co.[b]	10,610	468,750
Noble Energy Inc.	30,514	1,094,537
Nordic American Tankers Ltd.[c]	6,226	86,479
Northern Oil and Gas Inc.[b]	4,930	22,777
Oasis Petroleum Inc.[b]	12,985	121,280
Occidental Petroleum Corp.	54,827	4,142,728
Overseas Shipholding Group Inc.	2,574	28,288
Pacific Ethanol Inc.[b]	1,784	9,723
Panhandle Oil and Gas Inc. Class A	504	8,402
Par Pacific Holdings Inc.[b,c]	1,104	16,935

Security	Shares	Value
Parsley Energy Inc. Class Ab,c	9,793	$264,999
PBF Energy Inc.	6,804	161,799
PDC Energy Inc.[b]	3,295	189,825
PetroCorp Inc. Escrow[b]	190	—
Phillips 66	32,403	2,570,854
Pioneer Natural Resources Co.	11,669	1,764,469
QEP Resources Inc.	15,309	269,898
Range Resources Corp.	11,883	512,633
Renewable Energy Group Inc.[b,c]	3,389	29,925
REX American Resources Corp.[b,c]	418	25,009
Ring Energy Inc.[b,c]	2,151	18,972
RSP Permian Inc.[b,c]	5,529	192,907
Sanchez Energy Corp.[b,c]	3,861	27,259
Scorpio Tankers Inc.	12,489	52,454
SemGroup Corp. Class A	3,154	102,694
Ship Finance International Ltd.[c]	3,992	58,842
SM Energy Co.	4,953	133,731
Spectra Energy Corp.	42,516	1,557,361
Synergy Resources Corp.[b]	11,779	78,448
Targa Resources Corp.	11,134	469,187
Teekay Corp.	3,340	23,814
Teekay Tankers Ltd. Class A	6,402	19,078
Tesoro Corp.	8,543	640,042
Valero Energy Corp.	33,752	1,721,352
W&T Offshore Inc.[b,c]	1,809	4,197
Western Refining Inc.	4,836	99,767
Westmoreland Coal Co.[b]	1,133	10,786
Whiting Petroleum Corp.[b]	14,973	138,650
Williams Companies Inc. (The)	41,237	891,956
World Fuel Services Corp.	4,899	232,654
WPX Energy Inc.[b,c]	19,521	181,741

		84,902,422
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[b]	390	8,951
Domtar Corp.	4,693	164,302
KapStone Paper and Packaging Corp.	5,742	74,703
Louisiana-Pacific Corp.[b]	792	13,741
PH Glatfelter Co.	3,313	64,802
Schweitzer-Mauduit International Inc.	1,750	61,740

		388,239

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 0.09%
Avon Products Inc.	24,650	$93,177
Coty Inc. Class A	1,436	37,322
Edgewell Personal Care Co.	4,229	356,970
Elizabeth Arden Inc.[b]	143	1,968
Inter Parfums Inc.	662	18,913
Nature’s Sunshine Products Inc.	867	8,263
Nu Skin Enterprises Inc. Class Ac	2,807	129,655
Nutraceutical International Corp.[b,c]	736	17,038
Revlon Inc. Class Ab	549	17,667
Synutra International Inc.[b]	182	693

		681,666
PHARMACEUTICALS — 6.41%
Allergan PLC[b]	11,605	2,681,799
Aratana Therapeutics Inc.[b,c]	190	1,201
Egalet Corp.[b,c]	1,186	5,883
Endo International PLC[b]	14,515	226,289
Endocyte Inc.[b,c]	2,176	6,985
Flex Pharma Inc.[b]	112	1,144
Innoviva Inc.[c]	794	8,361
Johnson & Johnson	163,478	19,829,881
Lannett Co. Inc.[b]	1,972	46,914
Mallinckrodt PLC[b]	7,803	474,266
Medicines Co. (The)[b,c]	412	13,856
Merck & Co. Inc.	199,253	11,478,965
Mylan NVb	22,383	967,841
Neos Therapeutics Inc.[b,c]	40	371
Omeros Corp.[b,c]	993	10,446
Perrigo Co. PLC	9,852	893,281
Pfizer Inc.	402,019	14,155,089
Phibro Animal Health Corp.	87	1,623
Sagent Pharmaceuticals Inc.[b]	1,713	25,661
Tetraphase Pharmaceuticals Inc.[b]	2,587	11,124
TherapeuticsMD Inc.[b]	684	5,814
Titan Pharmaceuticals Inc.[b,c]	78	427
WaVe Life Sciences Ltd.[b]	99	2,048
Zogenix Inc.[b]	1,766	14,216

		50,863,485
PROFESSIONAL SERVICES — 0.19%
Acacia Research Corp.	3,626	15,955
CBIZ Inc.[b]	3,774	39,287

Security	Shares	Value
CRA International Inc.[b]	588	$14,829
Dun & Bradstreet Corp. (The)	1,554	189,339
Franklin Covey Co.[b]	661	10,133
FTI Consulting Inc.[b]	2,662	108,290
Heidrick & Struggles International Inc.	1,389	23,446
Hill International Inc.[b,c]	2,111	8,592
Huron Consulting Group Inc.[b]	1,421	85,857
ICF International Inc.[b]	1,317	53,865
IDI Inc.[b,c]	1,081	5,113
IHS Inc. Class Ab	510	58,961
Kelly Services Inc. Class A	2,011	38,149
Korn/Ferry International	1,598	33,079
ManpowerGroup Inc.	5,114	329,035
Navigant Consulting Inc.[b]	3,285	53,053
Nielsen Holdings PLC	5,639	293,059
Resources Connection Inc.	2,141	31,644
RPX Corp.[b]	3,604	33,049
TrueBlue Inc.[b]	2,809	53,146

		1,477,881
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.00%
Acadia Realty Trust	3,969	140,979
AG Mortgage Investment Trust Inc.	2,070	29,891
Agree Realty Corp.	1,701	82,056
Alexander’s Inc.	8	3,274
Alexandria Real Estate Equities Inc.	4,708	487,372
Altisource Residential Corp.[c]	3,875	35,611
American Assets Trust Inc.	316	13,411
American Campus Communities Inc.	9,461	500,203
American Capital Agency Corp.	23,902	473,738
American Capital Mortgage Investment Corp.	3,578	56,497
American Homes 4 Rent Class A	11,933	244,388
Annaly Capital Management Inc.	68,036	753,159
Anworth Mortgage Asset Corp.	6,509	30,592
Apartment Investment & Management Co. Class A	11,317	499,759
Apollo Commercial Real Estate Finance Inc.[c]	4,346	69,840
Apollo Residential Mortgage Inc.	2,306	30,900
Apple Hospitality REIT Inc.[c]	11,781	221,601

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Ares Commercial Real Estate Corp.	1,895	$23,290
Armada Hoffler Properties Inc.[c]	244	3,353
ARMOUR Residential REIT Inc.	2,567	51,340
Ashford Hospitality Prime Inc.	2,271	32,112
Ashford Hospitality Trust Inc.	5,807	31,184
AvalonBay Communities Inc.	9,830	1,773,234
Bluerock Residential Growth REIT Inc.	1,126	14,638
Boston Properties Inc.	9,101	1,200,422
Brandywine Realty Trust[c]	12,330	207,144
Brixmor Property Group Inc.	13,616	360,279
Camden Property Trust[c]	6,200	548,204
Capstead Mortgage Corp.[c]	6,607	64,088
Care Capital Properties Inc.	5,423	142,137
CatchMark Timber Trust Inc. Class A	2,557	31,247
CBL & Associates Properties Inc.	11,662	108,573
Cedar Realty Trust Inc.	6,576	48,860
Chatham Lodging Trust	2,671	58,709
Chesapeake Lodging Trust	3,089	71,819
Chimera Investment Corp.	13,885	217,994
City Office REIT Inc.	298	3,868
Colony Capital Inc.	7,804	119,791
Colony Starwood Homes[c]	4,543	138,198
Columbia Property Trust Inc.	8,748	187,207
Communications Sales & Leasing Inc.[b]	8,813	254,696
Community Healthcare Trust Inc.[c]	897	18,963
CorEnergy Infrastructure Trust Inc.	1,126	32,485
Corporate Office Properties Trust	6,958	205,748
Corrections Corp. of America	8,503	297,775
Cousins Properties Inc.	14,793	153,847
Crown Castle International Corp.	2,752	279,135
CubeSmart	3,985	123,057
CyrusOne Inc.	524	29,166
CYS Investments Inc.	11,040	92,405
DCT Industrial Trust Inc.	6,356	305,342
DDR Corp.	21,714	393,892
DiamondRock Hospitality Co.	14,017	126,574
Digital Realty Trust Inc.[c]	3,153	343,645
Douglas Emmett Inc.	10,025	356,088
Duke Realty Corp.	24,921	664,394

Security	Shares	Value
Dynex Capital Inc.	4,076	$28,287
Easterly Government Properties Inc.	1,697	33,482
Education Realty Trust Inc.	4,137	190,881
Empire State Realty Trust Inc. Class A	3,367	63,939
EPR Properties	4,487	362,011
Equity Commonwealth[b]	8,751	254,917
Equity One Inc.	6,475	208,365
Equity Residential[c]	26,169	1,802,521
Essex Property Trust Inc.[c]	2,727	622,001
Farmland Partners Inc.	829	9,384
FelCor Lodging Trust Inc.	1,194	7,439
First Industrial Realty Trust Inc.	6,451	179,467
First Potomac Realty Trust	4,585	42,182
Forest City Realty Trust Inc.	16,266	362,894
Four Corners Property Trust Inc.	1,424	29,320
Franklin Street Properties Corp.	7,043	86,418
General Growth Properties Inc.	41,618	1,241,049
GEO Group Inc. (The)	4,140	141,505
Getty Realty Corp.	1,925	41,291
Gladstone Commercial Corp.	1,499	25,318
Global Net Lease Inc.	12,145	96,553
Government Properties Income Trust[c]	4,746	109,443
Gramercy Property Trust	25,598	236,014
Great Ajax Corp.	1,014	14,064
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,759	59,594
Hatteras Financial Corp.	6,765	110,946
HCP Inc.	33,567	1,187,600
Healthcare Realty Trust Inc.[c]	7,328	256,407
Healthcare Trust of America Inc. Class Ac	2,569	83,081
Hersha Hospitality Trust[c]	2,780	47,677
Highwoods Properties Inc.	6,790	358,512
Hospitality Properties Trust	10,781	310,493
Host Hotels & Resorts Inc.[c]	52,827	856,326
Hudson Pacific Properties Inc.	5,588	163,058
Independence Realty Trust Inc.	2,002	16,376
InfraREIT Inc.[b]	2,687	47,130
Invesco Mortgage Capital Inc.	8,599	117,720
Investors Real Estate Trust[c]	8,723	56,438

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Kilroy Realty Corp.	6,450	$427,570
Kimco Realty Corp.	28,963	908,859
Kite Realty Group Trust	6,064	169,974
Ladder Capital Corp.	2,911	35,514
LaSalle Hotel Properties	7,598	179,161
Lexington Realty Trust[c]	16,110	162,872
Liberty Property Trust	10,479	416,226
LTC Properties Inc.	370	19,140
Macerich Co. (The)	10,294	879,005
Mack-Cali Realty Corp.	6,580	177,660
Medical Properties Trust Inc.	11,162	169,774
MFA Financial Inc.	27,212	197,831
Mid-America Apartment Communities Inc.	5,455	580,412
Monmouth Real Estate Investment Corp.[c]	3,727	49,420
Monogram Residential Trust Inc.[c]	12,130	123,847
National Retail Properties Inc.	10,235	529,354
National Storage Affiliates Trust	1,336	27,816
New Residential Investment Corp.	15,923	220,374
New Senior Investment Group Inc.	6,029	64,390
New York Mortgage Trust Inc.[c]	7,445	45,414
New York REIT Inc.[c]	11,350	104,987
NexPoint Residential Trust Inc.	1,148	20,894
NorthStar Realty Europe Corp.	4,244	39,257
NorthStar Realty Finance Corp.	13,454	153,779
Omega Healthcare Investors Inc.	8,304	281,921
One Liberty Properties Inc.	864	20,606
Orchid Island Capital Inc.	1,966	20,230
Outfront Media Inc.	8,305	200,732
Owens Realty Mortgage Inc.	714	11,881
Paramount Group Inc.[c]	12,808	204,160
Parkway Properties Inc./Md	6,058	101,350
Pebblebrook Hotel Trust	5,020	131,775
Pennsylvania REIT	3,458	74,174
PennyMac Mortgage Investment Trust[d]	4,989	80,971
Physicians Realty Trust	4,666	98,033
Piedmont Office Realty Trust Inc. Class Ac	10,278	221,388
Post Properties Inc.	3,732	227,839
Preferred Apartment Communities Inc.	1,903	28,012

Security	Shares	Value
Prologis Inc.	37,491	$1,838,559
RAIT Financial Trust	6,347	19,866
Ramco-Gershenson Properties Trust	5,460	107,071
Rayonier Inc.	8,796	230,807
Realty Income Corp.[c]	18,464	1,280,663
Redwood Trust Inc.	5,846	80,733
Regency Centers Corp.	5,704	477,596
Resource Capital Corp.	2,543	32,703
Retail Opportunity Investments Corp.	2,047	44,358
Retail Properties of America Inc. Class A	17,196	290,612
Rexford Industrial Realty Inc.	2,858	60,275
RLJ Lodging Trust	8,565	183,719
Rouse Properties Inc.	2,436	44,457
Sabra Health Care REIT Inc.	3,853	79,507
Saul Centers Inc.	106	6,541
Select Income REIT[c]	4,459	115,889
Senior Housing Properties Trust	16,896	351,944
Seritage Growth Properties	1,777	88,566
Silver Bay Realty Trust Corp.	2,475	42,149
Simon Property Group Inc.	2,080	451,152
SL Green Realty Corp.[c]	6,997	744,971
Sovran Self Storage Inc.	1,105	115,937
Spirit Realty Capital Inc.	34,225	437,053
Starwood Property Trust Inc.[c]	16,623	344,429
STORE Capital Corp.[c]	10,721	315,733
Summit Hotel Properties Inc.	6,091	80,645
Sun Communities Inc.	4,445	340,665
Sunstone Hotel Investors Inc.[c]	15,020	181,291
Tanger Factory Outlet Centers Inc.	642	25,796
Taubman Centers Inc.	2,110	156,562
Terreno Realty Corp.	2,253	58,285
Tier REIT Inc.	3,400	52,122
Two Harbors Investment Corp.	25,605	219,179
UDR Inc.	18,946	699,486
UMH Properties Inc.	1,769	19,901
United Development Funding IVc	1,863	5,962
Ventas Inc.	16,645	1,212,089
VEREIT Inc.	65,352	662,669
Vornado Realty Trust	12,322	1,233,679

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Washington REIT	3,419	$107,562
Weingarten Realty Investors	8,349	340,806
Welltower Inc.	25,614	1,951,018
Western Asset Mortgage Capital Corp.[c]	3,083	28,949
Weyerhaeuser Co.	53,158	1,582,514
Whitestone REIT	1,988	29,979
WP Carey Inc.	7,426	515,513
WP Glimcher Inc.	10,385	116,208
Xenia Hotels & Resorts Inc.[c]	7,365	123,585

		47,584,634
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Alexander & Baldwin Inc.	1,557	56,270
AV Homes Inc.[b,c]	1,024	12,513
Consolidated-Tomoka Land Co.	31	1,472
Forestar Group Inc.[b,c]	2,660	31,627
FRP Holdings Inc.[b]	485	16,732
Griffin Industrial Realty Inc.	50	1,533
Howard Hughes Corp. (The)[b,c]	2,570	293,802
Jones Lang LaSalle Inc.	3,206	312,425
Kennedy-Wilson Holdings Inc.	2,948	55,894
RE/MAX Holdings Inc. Class A	1,203	48,433
Realogy Holdings Corp.[b]	10,281	298,355
St. Joe Co. (The)[b,c]	236	4,182
Stratus Properties Inc.[b]	443	8,297
Tejon Ranch Co.[b]	929	21,962
Trinity Place Holdings Inc.[b]	1,219	9,374

		1,172,871
ROAD & RAIL — 1.25%
AMERCO	166	62,175
ArcBest Corp.	1,698	27,593
Celadon Group Inc.	1,680	13,726
Covenant Transportation Group Inc. Class Ab,c	705	12,739
CSX Corp.	68,499	1,786,454
Genesee & Wyoming Inc. Class Ab	4,017	236,802
Hertz Global Holdings Inc.[b]	20,744	229,636
Kansas City Southern	7,726	696,035
Knight Transportation Inc.	334	8,878
Marten Transport Ltd.	1,436	28,433
Norfolk Southern Corp.	21,219	1,806,373
Old Dominion Freight Line Inc.[b]	1,829	110,307

Security	Shares	Value
PAM Transportation Services Inc.[b]	168	$2,670
Roadrunner Transportation Systems Inc.[b]	1,362	10,161
Ryder System Inc.	3,882	237,345
Saia Inc.[b,c]	1,794	45,101
Union Pacific Corp.	51,137	4,461,703
Universal Logistics Holdings Inc.	208	2,683
USA Truck Inc.[b,c]	617	10,804
Werner Enterprises Inc.	3,065	70,403
YRC Worldwide Inc.[b,c]	2,143	18,858

		9,878,879
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.77%
Advanced Energy Industries Inc.[b]	143	5,428
Advanced Micro Devices Inc.[b,c]	24,318	124,994
Alpha & Omega Semiconductor Ltd.[b]	1,399	19,488
Ambarella Inc.[b,c]	1,361	69,152
Amkor Technology Inc.[b]	6,537	37,588
Analog Devices Inc.	21,986	1,245,287
Applied Materials Inc.	22,395	536,808
Axcelis Technologies Inc.[b]	7,897	21,243
Brooks Automation Inc.	4,944	55,472
Cabot Microelectronics Corp.	1,395	59,064
Cohu Inc.	1,789	19,411
Cree Inc.[b]	4,524	110,567
Cypress Semiconductor Corp.	22,313	235,402
Diodes Inc.[b]	2,530	47,539
DSP Group Inc.[b]	1,517	16,095
Entegris Inc.[b]	4,065	58,821
Exar Corp.[b]	2,548	20,511
Fairchild Semiconductor International Inc.[b]	5,172	102,664
First Solar Inc.[b]	5,411	262,325
FormFactor Inc.[b]	2,146	19,293
GigPeak Inc.[b]	2,985	5,851
Intel Corp.	309,387	10,147,894
Intersil Corp. Class A	9,822	132,990
IXYS Corp.	1,874	19,208
Kopin Corp.[b]	5,050	11,211
Lam Research Corp.	2,301	193,422
Linear Technology Corp.	9,075	422,260

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Marvell Technology Group Ltd.	28,867	$275,102
Micron Technology Inc.[b]	74,159	1,020,428
MKS Instruments Inc.	3,589	154,542
Nanometrics Inc.[b]	328	6,819
NeoPhotonics Corp.[b,c]	2,400	22,872
NVE Corp.	224	13,138
ON Semiconductor Corp.[b]	26,338	232,301
PDF Solutions Inc.[b]	144	2,015
Photronics Inc.[b]	4,595	40,941
Qorvo Inc.[b]	8,872	490,267
QUALCOMM Inc.	83,781	4,488,148
Rambus Inc.[b]	5,775	69,762
Rudolph Technologies Inc.[b]	1,705	26,479
Sigma Designs Inc.[b]	2,279	14,654
Skyworks Solutions Inc.	1,117	70,684
SunPower Corp.[b,c]	3,711	57,483
Teradyne Inc.	14,541	286,312
Tessera Technologies Inc.	1,423	43,601
Ultra Clean Holdings Inc.[b]	2,877	16,370
Ultratech Inc.[b]	1,416	32,526
Veeco Instruments Inc.[b]	2,778	46,004
Xcerra Corp.[b]	3,687	21,200
Xilinx Inc.	12,450	574,318

		22,005,954
SOFTWARE — 1.49%
ANSYS Inc.[b]	4,675	424,256
Autodesk Inc.[b]	2,767	149,805
Bottomline Technologies de Inc.[b]	481	10,356
CA Inc.	20,922	686,869
Digimarc Corp.[b,c]	45	1,438
EnerNOC Inc.[b,c]	267	1,688
Epiq Systems Inc.	1,407	20,542
FireEye Inc.[b]	8,324	137,096
Glu Mobile Inc.[b,c]	7,596	16,711
Mentor Graphics Corp.	7,512	159,705
MicroStrategy Inc. Class Ab	317	55,481
Nuance Communications Inc.[b]	3,892	60,832
Oracle Corp.	191,831	7,851,643
Park City Group Inc.[b,c]	64	574
Progress Software Corp.[b]	3,067	84,220
PTC Inc.[b]	4,544	170,764
QAD Inc. Class A	436	8,402
Rosetta Stone Inc.[b]	313	2,426

Security	Shares	Value
Rovi Corp.[b,c]	5,437	$85,035
Rubicon Project Inc. (The)[b]	1,606	21,922
SecureWorks Corp. Class Ab	294	4,146
Silver Spring Networks Inc.[b]	156	1,895
SS&C Technologies Holdings Inc.	1,230	34,539
Symantec Corp.	37,782	776,042
Synopsys Inc.[b]	9,814	530,741
Tangoe Inc.[b]	1,967	15,185
Telenav Inc.[b]	1,698	8,660
VASCO Data Security International Inc.[b]	206	3,376
Verint Systems Inc.[b]	4,348	144,049
VMware Inc. Class Ab	3,996	228,651
Zynga Inc. Class Ab	53,153	132,351

		11,829,400
SPECIALTY RETAIL — 0.76%
Aaron’s Inc.	4,563	99,884
Abercrombie & Fitch Co. Class A	4,841	86,218
America’s Car-Mart Inc./TXb,c	498	14,064
American Eagle Outfitters Inc.[c]	1,574	25,074
Ascena Retail Group Inc.[b,c]	8,166	57,080
AutoNation Inc.[b]	2,812	132,108
Barnes & Noble Education Inc.[b]	2,295	23,294
Barnes & Noble Inc.	4,487	50,927
Bed Bath & Beyond Inc.	9,543	412,448
Best Buy Co. Inc.	20,082	614,509
Big 5 Sporting Goods Corp.	1,373	12,728
Boot Barn Holdings Inc.[b,c]	948	8,172
Buckle Inc. (The)[c]	1,355	35,216
Build-A-Bear Workshop Inc.[b]	772	10,360
Burlington Stores Inc.[b]	2,111	140,825
Cabela’s Inc.[b]	3,193	159,842
Caleres Inc.	3,093	74,882
Cato Corp. (The) Class A	1,516	57,184
Chico’s FAS Inc.	938	10,046
Citi Trends Inc.	1,130	17,549
Conn’s Inc.[b,c]	1,850	13,912
Container Store Group Inc. (The)[b]	795	4,253
CST Brands Inc.	5,280	227,462
Destination XL Group Inc.[b,c]	1,598	7,303
Dick’s Sporting Goods Inc.	1,365	61,507
DSW Inc. Class A	4,812	101,918
Express Inc.[b]	5,118	74,262

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Finish Line Inc. (The) Class A	2,311	$46,659
Foot Locker Inc.	978	53,653
GameStop Corp. Class A	7,330	194,831
Gap Inc. (The)	14,931	316,836
Genesco Inc.[b]	1,290	82,960
Group 1 Automotive Inc.	1,285	63,428
Guess? Inc.	4,320	65,016
Haverty Furniture Companies Inc.	1,371	24,719
Hibbett Sports Inc.[b]	337	11,724
Kirkland’s Inc.[b]	573	8,412
L Brands Inc.	14,249	956,535
Lumber Liquidators Holdings Inc.[b,c]	1,779	27,432
MarineMax Inc.[b]	1,029	17,462
Michaels Companies Inc. (The)[b]	1,539	43,769
Murphy USA Inc.[b]	1,040	77,126
Office Depot Inc.[b]	38,656	127,951
Party City Holdco Inc.[b]	1,070	14,884
Penske Automotive Group Inc.	2,680	84,313
Pier 1 Imports Inc.	4,853	24,944
Rent-A-Center Inc./TX	3,709	45,547
Restoration Hardware Holdings Inc.[b]	2,755	79,013
Sears Hometown and Outlet Stores Inc.[b,c]	801	5,399
Shoe Carnival Inc.	1,044	26,163
Signet Jewelers Ltd.	490	40,381
Sonic Automotive Inc. Class A	2,306	39,456
Sportsman’s Warehouse Holdings Inc.[b]	556	4,481
Stage Stores Inc.[c]	2,207	10,770
Staples Inc.	45,774	394,572
Tailored Brands Inc.	2,425	30,701
Tiffany & Co.	7,812	473,720
Tilly’s Inc. Class Ab	1,126	6,520
Urban Outfitters Inc.[b]	1,415	38,912
Vitamin Shoppe Inc.[b,c]	1,891	57,808
West Marine Inc.[b]	1,126	9,447
Zumiez Inc.[b]	1,113	15,927

		6,054,498
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.54%
Apple Inc.	33,121	3,166,368
Avid Technology Inc.[b,c]	654	3,800

Security	Shares	Value
CPI Card Group Inc.[c]	287	$1,438
Diebold Inc.	3,235	80,325
Eastman Kodak Co.[b]	192	3,087
EMC Corp./MA	125,460	3,408,748
Hewlett Packard Enterprise Co.	123,967	2,264,877
HP Inc.	123,895	1,554,882
Immersion Corp.[b]	1,378	10,115
Lexmark International Inc. Class A	4,529	170,970
NetApp Inc.	20,707	509,185
Silicon Graphics International Corp.[b]	438	2,203
Stratasys Ltd.[b]	1,844	42,209
Super Micro Computer Inc.[b]	2,165	53,800
USA Technologies Inc.[b]	309	1,319
Western Digital Corp.	20,214	955,314

		12,228,640
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Coach Inc.	16,224	660,966
Deckers Outdoor Corp.[b]	2,106	121,137
Delta Apparel Inc.[b]	507	11,433
Fossil Group Inc.[b,c]	2,903	82,823
G-III Apparel Group Ltd.[b]	618	28,255
Iconix Brand Group Inc.[b,c]	3,250	21,970
Movado Group Inc.	1,055	22,872
Perry Ellis International Inc.[b]	890	17,907
PVH Corp.	5,788	545,403
Ralph Lauren Corp.	3,810	341,452
Sequential Brands Group Inc.[b]	2,479	19,783
Unifi Inc.[b]	983	26,767
Vera Bradley Inc.[b,c]	431	6,107
Vince Holding Corp.[b]	1,377	7,546
Wolverine World Wide Inc.	5,816	118,181

		2,032,602
THRIFTS & MORTGAGE FINANCE — 0.34%
Astoria Financial Corp.	6,607	101,285
Bank Mutual Corp.	3,543	27,210
BankFinancial Corp.	1,526	18,297
Bear State Financial Inc.	890	8,393
Beneficial Bancorp. Inc.[b]	5,400	68,688
BofI Holding Inc.[b]	252	4,463
BSB Bancorp. Inc./MAb	455	10,306
Capitol Federal Financial Inc.	9,078	126,638

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
Charter Financial Corp./MD	1,034	$13,731
Clifton Bancorp. Inc.	2,001	30,155
Dime Community Bancshares Inc.	2,188	37,218
ESSA Bancorp. Inc.	581	7,785
EverBank Financial Corp.	7,026	104,406
Federal Agricultural Mortgage Corp. Class C	746	25,976
First Defiance Financial Corp.	748	29,060
Flagstar Bancorp. Inc.[b]	1,526	37,250
Fox Chase Bancorp. Inc.	879	17,879
Greene County Bancorp. Inc.	195	3,173
Hingham Institution for Savings	69	8,481
Home Bancorp. Inc.	356	9,779
HomeStreet Inc.[b]	1,557	31,015
IMPAC Mortgage Holdings Inc.[b,c]	671	10,521
Kearny Financial Corp./MD	6,916	87,003
Lake Sunapee Bank Group	558	9,547
Meridian Bancorp. Inc.	3,101	45,833
Meta Financial Group Inc.	626	31,901
MGIC Investment Corp.[b]	23,883	142,104
Nationstar Mortgage Holdings Inc.[b,c]	1,277	14,379
New York Community Bancorp. Inc.	34,040	510,260
NMI Holdings Inc. Class Ab	3,829	20,983
Northfield Bancorp. Inc.	3,182	47,189
Northwest Bancshares Inc.	7,243	107,414
OceanFirst Financial Corp.	1,658	30,126
Ocwen Financial Corp.[b,c]	7,271	12,433
Oritani Financial Corp.	3,014	48,194
PennyMac Financial Services Inc. Class Ab,d	726	9,068
PHH Corp.[b]	3,474	46,274
Provident Bancorp. Inc.[b]	286	4,410
Provident Financial Holdings Inc.	470	8,601
Provident Financial Services Inc.	4,525	88,871
Radian Group Inc.	15,089	157,227
SI Financial Group Inc.	792	10,486
Southern Missouri Bancorp. Inc.	416	9,788
Territorial Bancorp. Inc.	772	20,435
TFS Financial Corp.	4,094	70,499
TrustCo Bank Corp. NY	6,986	44,780
United Community Financial Corp./OH	3,346	20,344

Security	Shares	Value
United Financial Bancorp. Inc.	3,447	$44,742
Walker & Dunlop Inc.[b]	1,852	42,189
Walter Investment Management Corp.[b,c]	2,542	7,016
Washington Federal Inc.	6,473	157,035
Waterstone Financial Inc.	1,954	29,955
Westfield Financial Inc.	1,031	7,939
WSFS Financial Corp.	2,233	71,880

		2,690,614
TOBACCO — 1.45%
Alliance One International Inc.[b]	593	9,132
Philip Morris International Inc.	99,515	10,122,666
Reynolds American Inc.	22,796	1,229,388
Turning Point Brands Inc.[b]	196	2,013
Universal Corp./VA	1,583	91,403
Vector Group Ltd.	3,543	79,434

		11,534,036
TRADING COMPANIES & DISTRIBUTORS — 0.15%
Air Lease Corp.	3,478	93,141
Aircastle Ltd.	3,399	66,484
Applied Industrial Technologies Inc.	1,466	66,175
BMC Stock Holdings Inc.[b]	592	10,549
CAI International Inc.[b]	1,395	10,463
DXP Enterprises Inc.[b]	559	8,346
GATX Corp.[c]	3,066	134,812
Kaman Corp.	1,910	81,213
Lawson Products Inc./DEb	114	2,264
MRC Global Inc.[b]	6,675	94,852
MSC Industrial Direct Co. Inc. Class A	1,980	139,709
Neff Corp.[b]	584	6,383
NOW Inc.[b]	7,580	137,501
Rush Enterprises Inc. Class Ab	2,384	51,375
Rush Enterprises Inc. Class Bb	469	9,751
TAL International Group Inc.	2,253	30,213
Textainer Group Holdings Ltd.	1,807	20,130
Titan Machinery Inc.[b]	1,300	14,495
United Rentals Inc.[b]	924	62,000
Veritiv Corp.[b,c]	536	20,143
WESCO International Inc.[b,c]	3,018	155,397
Willis Lease Finance Corp.[b]	303	6,736

		1,222,132

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	5,318	$393,798
Wesco Aircraft Holdings Inc.[b,c]	3,082	41,360

		435,158
WATER UTILITIES — 0.22%
American States Water Co.	879	38,518
American Water Works Co. Inc.	12,781	1,080,122
Aqua America Inc.	12,663	451,563
Artesian Resources Corp. Class A	627	21,268
California Water Service Group	1,396	48,762
Connecticut Water Service Inc.	599	33,664
Consolidated Water Co. Ltd.	845	11,036
Middlesex Water Co.	176	7,635
SJW Corp.	1,288	50,721
York Water Co. (The)	105	3,364

		1,746,653
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[b]	1,159	10,338
Leap Wireless International Inc.[e]	2,472	7,849
NII Holdings Inc.[b]	3,811	12,119
Spok Holdings Inc.	1,480	28,364
Sprint Corp.[b,c]	54,559	247,152
T-Mobile U.S. Inc.[b,c]	7,846	339,497
Telephone & Data Systems Inc.	6,621	196,379
U.S. Cellular Corp.[b]	1,008	39,584

		881,282

TOTAL COMMON STOCKS (Cost: $807,815,072)		791,419,232

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[f,g,h]	14,443,620	14,443,620
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[f,g,h]	795,122	795,122
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[f,g]	935,821	935,821

		16,174,563

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,174,563)		16,174,563

Value
TOTAL INVESTMENTS IN SECURITIES — 101.76% (Cost: $823,989,635)[i]	$807,593,795
Other Assets, Less Liabilities — (1.76)%	(13,995,104)

NET ASSETS — 100.00%	$793,598,691

NVS  —  Non-Voting Shares

[a]	Formerly the iShares Core U.S. Value ETF.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	Illiquid and non-transferable.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $845,862,522. Net unrealized depreciation was $38,268,727, of which $50,754,837 represented gross unrealized appreciation on securities and $89,023,563 represented gross unrealized depreciation on securities.

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE RUSSELL U.S. VALUE ETFa

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,782	3,194	—	8,976	$3,074,549	$13,300	$—
PennyMac Financial Services Inc. Class A	726	—	—	726	9,068	—	—
PennyMac Mortgage Investment Trust	2,669	2,320	—	4,989	80,971	1,254	—
PNC Financial Services Group Inc. (The)	34,932	2,318	(1,350)	35,900	2,921,901	17,815	(20,249)

					$6,086,489	$32,369	$(20,249)

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	31	Sep. 2016	Chicago Mercantile	$3,214,213	$3,239,810	$25,597
S&P MidCap 400 E-Mini	4	Sep. 2016	Chicago Mercantile	589,801	597,200	7,400

				Net unrealized appreciation		$32,997

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$791,405,410	$5,962	$7,860	$791,419,232
Money market funds	16,174,563	—	—	16,174,563

Total	$807,579,973	$5,962	$7,860	$807,593,795

Derivative financial instruments[a]:
Assets:
Futures contracts	$32,997	$—	$—	$32,997

Total	$32,997	$—	$—	$32,997

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

57

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.62%
Boeing Co. (The)	2,401,339	$311,861,896
General Dynamics Corp.	1,152,211	160,433,860
Honeywell International Inc.	3,056,330	355,512,306
L-3 Communications Holdings Inc.	308,622	45,271,761
Lockheed Martin Corp.	1,050,026	260,584,952
Northrop Grumman Corp.	723,679	160,859,368
Raytheon Co.	1,190,989	161,914,955
Rockwell Collins Inc.	522,157	44,456,447
Textron Inc.	1,077,973	39,410,693
TransDigm Group Inc.[a,b]	212,464	56,024,632
United Technologies Corp.	3,121,166	320,075,573

		1,916,406,443
AIR FREIGHT & LOGISTICS — 0.72%
CH Robinson Worldwide Inc.	572,586	42,514,510
Expeditors International of Washington Inc.	729,740	35,786,450
FedEx Corp.	1,001,124	151,950,601
United Parcel Service Inc. Class B	2,768,930	298,269,139

		528,520,700
AIRLINES — 0.50%
Alaska Air Group Inc.	493,751	28,780,746
American Airlines Group Inc.	2,318,738	65,643,473
Delta Air Lines Inc.	3,094,378	112,728,190
Southwest Airlines Co.	2,561,392	100,432,180
United Continental Holdings Inc.[a]	1,346,326	55,253,219

		362,837,808
AUTO COMPONENTS — 0.32%
BorgWarner Inc.	871,855	25,737,160
Delphi Automotive PLC	1,094,757	68,531,788
Goodyear Tire & Rubber Co. (The)	1,064,833	27,323,615
Johnson Controls Inc.	2,600,212	115,085,383

		236,677,946
AUTOMOBILES — 0.53%
Ford Motor Co.	15,648,288	196,698,980
General Motors Co.	5,619,471	159,031,029
Harley-Davidson Inc.	725,665	32,872,625

		388,602,634

Security	Shares	Value
BANKS — 5.21%
Bank of America Corp.	41,193,500	$546,637,745
BB&T Corp.	3,291,997	117,228,013
Citigroup Inc.	11,769,956	498,928,435
Citizens Financial Group Inc.	2,121,501	42,387,590
Comerica Inc.	701,606	28,857,055
Fifth Third Bancorp.	3,078,925	54,158,291
Huntington Bancshares Inc./OH	3,200,424	28,611,790
JPMorgan Chase & Co.	14,664,272	911,237,862
KeyCorp	3,377,463	37,320,966
M&T Bank Corp.	637,655	75,389,951
People’s United Financial Inc.[b]	1,249,536	18,318,198
PNC Financial Services Group Inc. (The)[c]	2,002,515	162,984,696
Regions Financial Corp.	5,080,211	43,232,596
SunTrust Banks Inc.	2,009,740	82,560,119
U.S. Bancorp.	6,508,027	262,468,729
Wells Fargo & Co.	18,528,024	876,931,376
Zions BanCorp.	822,466	20,668,570

		3,807,921,982
BEVERAGES — 2.35%
Brown-Forman Corp. Class B	402,947	40,197,993
Coca-Cola Co. (The)	15,614,407	707,801,069
Constellation Brands Inc. Class A	707,473	117,016,034
Dr Pepper Snapple Group Inc.	745,196	72,008,290
Molson Coors Brewing Co. Class B	738,432	74,677,628
Monster Beverage Corp.[a]	564,590	90,735,259
PepsiCo Inc.	5,792,543	613,662,005

		1,716,098,278
BIOTECHNOLOGY — 2.90%
AbbVie Inc.	6,486,122	401,555,813
Alexion Pharmaceuticals Inc.[a]	898,414	104,898,819
Amgen Inc.	3,012,613	458,369,068
Biogen Inc.[a]	878,460	212,429,197
Celgene Corp.[a,b]	3,106,388	306,383,048
Gilead Sciences Inc.	5,341,028	445,548,556
Regeneron Pharmaceuticals Inc.[a,b]	312,802	109,239,842
Vertex Pharmaceuticals Inc.[a]	991,979	85,330,034

		2,123,754,377

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
BUILDING PRODUCTS — 0.14%
Allegion PLC	383,968	$26,658,898
Fortune Brands Home & Security Inc.	615,964	35,707,433
Masco Corp.	1,334,508	41,289,678

		103,656,009
CAPITAL MARKETS — 1.76%
Affiliated Managers Group Inc.[a,b]	215,638	30,355,361
Ameriprise Financial Inc.	664,985	59,748,902
Bank of New York Mellon Corp. (The)	4,319,487	167,812,070
BlackRock Inc.[c]	504,466	172,794,739
Charles Schwab Corp. (The)	4,823,425	122,080,887
E*TRADE Financial Corp.[a,b]	1,116,314	26,222,216
Franklin Resources Inc.	1,477,908	49,317,790
Goldman Sachs Group Inc. (The)	1,549,261	230,189,199
Invesco Ltd.	1,673,481	42,740,705
Legg Mason Inc.	423,656	12,493,615
Morgan Stanley	6,059,169	157,417,211
Northern Trust Corp.	860,146	56,993,274
State Street Corp.	1,587,882	85,618,598
T Rowe Price Group Inc.	995,401	72,634,411

		1,286,418,978
CHEMICALS — 2.06%
Air Products & Chemicals Inc.	779,917	110,779,411
Albemarle Corp.	448,379	35,560,938
CF Industries Holdings Inc.	933,436	22,495,808
Dow Chemical Co. (The)	4,502,911	223,839,706
Eastman Chemical Co.	596,154	40,478,857
Ecolab Inc.	1,058,629	125,553,399
EI du Pont de Nemours & Co.	3,503,068	226,998,806
FMC Corp.	535,569	24,802,200
International Flavors & Fragrances Inc.	319,623	40,294,872
LyondellBasell Industries NV Class A	1,369,077	101,886,710
Monsanto Co.	1,751,907	181,164,703
Mosaic Co. (The)	1,402,364	36,713,889
PPG Industries Inc.	1,067,012	111,129,300
Praxair Inc.	1,144,018	128,576,183
Sherwin-Williams Co. (The)	315,307	92,596,207

		1,502,870,989

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.43%
Cintas Corp.	347,327	$34,083,199
Pitney Bowes Inc.	758,148	13,495,034
Republic Services Inc.	951,665	48,829,931
Stericycle Inc.[a,b]	340,333	35,435,472
Tyco International PLC	1,706,438	72,694,259
Waste Management Inc.	1,656,948	109,805,944

		314,343,839
COMMUNICATIONS EQUIPMENT — 0.99%
Cisco Systems Inc.	20,170,664	578,696,350
F5 Networks Inc.[a,b]	268,367	30,550,899
Harris Corp.	500,130	41,730,847
Juniper Networks Inc.	1,415,539	31,835,472
Motorola Solutions Inc.	637,178	42,034,633

		724,848,201
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	557,695	27,483,209
Jacobs Engineering Group Inc.[a,b]	488,684	24,341,350
Quanta Services Inc.[a,b]	607,114	14,036,476

		65,861,035
CONSTRUCTION MATERIALS — 0.15%
Martin Marietta Materials Inc.	254,771	48,916,032
Vulcan Materials Co.	534,148	64,290,053

		113,206,085
CONSUMER FINANCE — 0.71%
American Express Co.	3,241,875	196,976,325
Capital One Financial Corp.	2,053,704	130,430,741
Discover Financial Services	1,653,198	88,594,881
Navient Corp.	1,328,434	15,874,786
Synchrony Financial[a]	3,344,370	84,545,674

		516,422,407
CONTAINERS & PACKAGING — 0.32%
Avery Dennison Corp.	357,135	26,695,841
Ball Corp.	696,695	50,364,082
International Paper Co.	1,648,990	69,884,196
Owens-Illinois Inc.[a,b]	650,846	11,721,736
Sealed Air Corp.	790,299	36,330,045
WestRock Co.	1,013,116	39,379,819

		234,375,719
DISTRIBUTORS — 0.14%
Genuine Parts Co.	600,068	60,756,885
LKQ Corp.[a]	1,229,658	38,980,159

		99,737,044

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.[b]	901,925	$20,744,275

		20,744,275
DIVERSIFIED FINANCIAL SERVICES — 2.15%
Berkshire Hathaway Inc. Class Ba	7,514,663	1,088,048,056
CME Group Inc./IL	1,358,069	132,275,921
Intercontinental Exchange Inc.	477,416	122,199,399
Leucadia National Corp.	1,339,906	23,220,571
Moody’s Corp.	677,927	63,528,539
Nasdaq Inc.	461,347	29,835,310
S&P Global Inc.	1,061,149	113,818,842

		1,572,926,638
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.91%
AT&T Inc.	24,687,361	1,066,740,869
CenturyLink Inc.	2,189,927	63,529,783
Frontier Communications Corp.	4,695,815	23,197,326
Level 3 Communications Inc.[a,b]	1,162,725	59,868,710
Verizon Communications Inc.	16,347,118	912,823,069

		2,126,159,757
ELECTRIC UTILITIES — 2.24%
Alliant Energy Corp.	906,972	36,006,788
American Electric Power Co. Inc.	1,970,344	138,101,411
Duke Energy Corp.	2,762,736	237,015,121
Edison International	1,306,638	101,486,573
Entergy Corp.	716,843	58,315,178
Eversource Energy	1,272,147	76,201,605
Exelon Corp.	3,696,766	134,414,412
FirstEnergy Corp.	1,703,311	59,462,587
NextEra Energy Inc.	1,850,547	241,311,329
PG&E Corp.	1,989,303	127,156,248
Pinnacle West Capital Corp.	445,460	36,108,988
PPL Corp.	2,714,821	102,484,493
Southern Co. (The)	3,763,920	201,859,030
Xcel Energy Inc.	2,037,116	91,222,054

		1,641,145,817
ELECTRICAL EQUIPMENT — 0.53%
Acuity Brands Inc.	175,782	43,586,905
AMETEK Inc.	936,045	43,273,360
Eaton Corp. PLC	1,836,753	109,709,257
Emerson Electric Co.	2,580,070	134,576,451
Rockwell Automation Inc.	522,413	59,983,461

		391,129,434

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.35%
Amphenol Corp. Class A	1,234,928	$70,798,422
Corning Inc.	4,312,609	88,322,232
FLIR Systems Inc.	553,221	17,122,190
TE Connectivity Ltd.	1,434,185	81,906,306

		258,149,150
ENERGY EQUIPMENT & SERVICES — 1.10%
Baker Hughes Inc.	1,756,222	79,258,299
Diamond Offshore Drilling Inc.	259,625	6,316,676
FMC Technologies Inc.[a]	907,858	24,212,573
Halliburton Co.	3,445,970	156,067,981
Helmerich & Payne Inc.[b]	432,773	29,052,052
National Oilwell Varco Inc.	1,512,208	50,885,799
Schlumberger Ltd.	5,572,396	440,665,076
Transocean Ltd.[b]	1,379,891	16,406,904

		802,865,360
FOOD & STAPLES RETAILING — 2.34%
Costco Wholesale Corp.	1,756,788	275,885,987
CVS Health Corp.	4,307,154	412,366,924
Kroger Co. (The)	3,825,045	140,723,406
Sysco Corp.	2,101,729	106,641,729
Wal-Mart Stores Inc.	6,124,381	447,202,301
Walgreens Boots Alliance Inc.	3,465,718	288,590,338
Whole Foods Market Inc.	1,287,112	41,213,326

		1,712,624,011
FOOD PRODUCTS — 1.85%
Archer-Daniels-Midland Co.	2,356,492	101,069,942
Campbell Soup Co.	719,106	47,842,122
ConAgra Foods Inc.	1,750,214	83,677,731
General Mills Inc.	2,383,775	170,010,833
Hershey Co. (The)	563,614	63,964,553
Hormel Foods Corp.	1,083,349	39,650,573
JM Smucker Co. (The)	479,976	73,153,142
Kellogg Co.	1,010,763	82,528,799
Kraft Heinz Co. (The)	2,389,439	211,417,563
McCormick & Co. Inc./MD	462,287	49,312,154
Mead Johnson Nutrition Co.	748,609	67,936,267
Mondelez International Inc. Class A	6,224,265	283,266,300
Tyson Foods Inc. Class A	1,205,282	80,500,785

		1,354,330,764

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
GAS UTILITIES — 0.04%
AGL Resources Inc.	483,572	$31,901,245

		31,901,245
HEALTH CARE EQUIPMENT & SUPPLIES — 2.47%
Abbott Laboratories	5,891,791	231,606,304
Baxter International Inc.	2,214,800	100,153,256
Becton Dickinson and Co.	851,001	144,321,260
Boston Scientific Corp.[a]	5,441,554	127,169,117
CR Bard Inc.	294,053	69,149,504
DENTSPLY SIRONA Inc.	939,385	58,279,445
Edwards Lifesciences Corp.[a,b]	849,265	84,697,198
Hologic Inc.[a]	972,103	33,634,764
Intuitive Surgical Inc.[a]	152,637	100,955,638
Medtronic PLC	5,639,127	489,307,050
St. Jude Medical Inc.	1,140,073	88,925,694
Stryker Corp.	1,259,824	150,964,710
Varian Medical Systems Inc.[a,b]	381,492	31,370,087
Zimmer Biomet Holdings Inc.	799,657	96,262,710

		1,806,796,737
HEALTH CARE PROVIDERS & SERVICES — 2.77%
Aetna Inc.	1,406,022	171,717,467
AmerisourceBergen Corp.	735,836	58,366,512
Anthem Inc.	1,054,539	138,503,152
Cardinal Health Inc.	1,306,653	101,932,001
Centene Corp.[a,b]	683,725	48,797,453
Cigna Corp.	1,028,714	131,665,105
DaVita HealthCare Partners Inc.[a,b]	654,266	50,587,847
Express Scripts Holding Co.[a]	2,537,755	192,361,829
HCA Holdings Inc.[a,b]	1,207,584	92,996,044
Henry Schein Inc.[a]	329,130	58,190,184
Humana Inc.	597,701	107,514,456
Laboratory Corp. of America Holdings[a]	410,682	53,499,544
McKesson Corp.	902,417	168,436,133
Patterson Companies Inc.	334,815	16,034,290
Quest Diagnostics Inc.	567,269	46,181,369
UnitedHealth Group Inc.	3,813,018	538,398,142
Universal Health Services Inc. Class B	359,984	48,273,854

		2,023,455,382
HEALTH CARE TECHNOLOGY — 0.10%
Cerner Corp.[a,b]	1,206,722	70,713,909

		70,713,909

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.72%
Carnival Corp.	1,758,446	$77,723,313
Chipotle Mexican Grill Inc.[a,b]	117,109	47,166,821
Darden Restaurants Inc.	456,948	28,943,086
Marriott International Inc./MD Class Ab	764,708	50,822,494
McDonald’s Corp.	3,520,488	423,655,526
Royal Caribbean Cruises Ltd.	673,321	45,213,505
Starbucks Corp.	5,874,725	335,564,292
Starwood Hotels & Resorts Worldwide Inc.	675,979	49,988,647
Wyndham Worldwide Corp.	448,694	31,960,474
Wynn Resorts Ltd.	326,356	29,580,908
Yum! Brands Inc.	1,633,997	135,491,031

		1,256,110,097
HOUSEHOLD DURABLES — 0.49%
DR Horton Inc.	1,323,730	41,671,020
Garmin Ltd.[b]	471,419	19,997,594
Harman International Industries Inc.	283,594	20,367,721
Leggett & Platt Inc.	537,885	27,491,302
Lennar Corp. Class A	735,080	33,887,188
Mohawk Industries Inc.[a]	255,540	48,491,271
Newell Brands Inc.	1,831,479	88,954,935
PulteGroup Inc.	1,260,462	24,566,404
Whirlpool Corp.	304,665	50,769,376

		356,196,811
HOUSEHOLD PRODUCTS — 2.04%
Church & Dwight Co. Inc.	514,675	52,954,911
Clorox Co. (The)	518,708	71,784,000
Colgate-Palmolive Co.	3,581,297	262,150,941
Kimberly-Clark Corp.	1,444,236	198,553,565
Procter & Gamble Co. (The)	10,674,808	903,835,993

		1,489,279,410
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
AES Corp./VA	2,640,323	32,951,231
NRG Energy Inc.	1,265,824	18,974,702

		51,925,933
INDUSTRIAL CONGLOMERATES — 2.60%
3M Co.	2,432,323	425,948,404
Danaher Corp.	2,402,853	242,688,153
General Electric Co.	36,877,271	1,160,896,491
Roper Technologies Inc.	405,869	69,225,017

		1,898,758,065

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
INSURANCE — 2.66%
Aflac Inc.	1,660,251	$119,803,712
Allstate Corp. (The)	1,501,368	105,020,692
American International Group Inc.	4,487,683	237,353,554
Aon PLC	1,062,432	116,049,447
Arthur J Gallagher & Co.	709,848	33,788,765
Assurant Inc.	248,940	21,486,011
Chubb Ltd.	1,862,719	243,476,001
Cincinnati Financial Corp.	593,129	44,419,431
Hartford Financial Services Group Inc. (The)	1,577,659	70,016,506
Lincoln National Corp.	958,327	37,154,338
Loews Corp.	1,074,059	44,133,084
Marsh & McLennan Companies Inc.	2,090,340	143,104,676
MetLife Inc.	4,406,034	175,492,334
Principal Financial Group Inc.	1,081,094	44,443,774
Progressive Corp. (The)	2,338,086	78,325,881
Prudential Financial Inc.	1,772,594	126,456,856
Torchmark Corp.	449,516	27,789,079
Travelers Companies Inc. (The)	1,172,615	139,588,090
Unum Group	952,463	30,278,799
Willis Towers Watson PLC	555,213	69,018,528
XL Group PLC	1,141,118	38,010,641

		1,945,210,199
INTERNET & CATALOG RETAIL — 2.18%
Amazon.com Inc.[a]	1,551,570	1,110,334,523
Expedia Inc.	470,115	49,973,225
Netflix Inc.[a,b]	1,717,645	157,130,165
Priceline Group Inc. (The)[a]	199,062	248,510,991
TripAdvisor Inc.[a,b]	457,852	29,439,884

		1,595,388,788
INTERNET SOFTWARE & SERVICES — 4.12%
Akamai Technologies Inc.[a,b]	703,926	39,370,581
Alphabet Inc. Class Aa	1,177,719	828,560,648
Alphabet Inc. Class Ca	1,184,469	819,770,995
eBay Inc.[a]	4,238,959	99,234,030
Facebook Inc. Class Aa	9,271,250	1,059,518,450
VeriSign Inc.[a,b]	382,512	33,071,988
Yahoo! Inc.[a,b]	3,504,770	131,639,161

		3,011,165,853

Security	Shares	Value
IT SERVICES — 3.67%
Accenture PLC Class A	2,501,612	$283,407,623
Alliance Data Systems Corp.[a,b]	236,383	46,312,157
Automatic Data Processing Inc.	1,826,861	167,833,720
Cognizant Technology Solutions Corp. Class Aa	2,429,761	139,079,520
CSRA Inc.	551,404	12,919,396
Fidelity National Information Services Inc.	1,112,829	81,993,241
Fiserv Inc.[a,b]	891,642	96,948,235
Global Payments Inc.	617,622	44,085,858
International Business Machines Corp.	3,541,768	537,569,547
MasterCard Inc. Class A	3,893,211	342,836,161
Paychex Inc.	1,285,384	76,480,348
PayPal Holdings Inc.[a]	4,423,204	161,491,178
Teradata Corp.[a,b]	522,524	13,099,677
Total System Services Inc.	677,085	35,959,984
Visa Inc. Class A	7,638,779	566,568,238
Western Union Co. (The)	1,968,837	37,762,294
Xerox Corp.	3,817,321	36,226,376

		2,680,573,553
LEISURE PRODUCTS — 0.11%
Hasbro Inc.	449,950	37,791,300
Mattel Inc.	1,365,309	42,720,519

		80,511,819
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Agilent Technologies Inc.	1,314,524	58,312,285
Illumina Inc.[a,b]	590,338	82,871,648
PerkinElmer Inc.	437,140	22,914,879
Thermo Fisher Scientific Inc.	1,578,121	233,183,159
Waters Corp.[a,b]	324,594	45,654,146

		442,936,117
MACHINERY — 1.26%
Caterpillar Inc.	2,341,526	177,511,086
Cummins Inc.	635,385	71,442,689
Deere & Co.[b]	1,197,298	97,029,030
Dover Corp.	622,213	43,131,805
Flowserve Corp.	522,035	23,580,321
Illinois Tool Works Inc.	1,297,086	135,104,478
Ingersoll-Rand PLC	1,032,547	65,752,593
PACCAR Inc.	1,405,521	72,904,374
Parker-Hannifin Corp.	540,133	58,361,371

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
Pentair PLC	724,768	$42,246,727
Snap-on Inc.	233,068	36,782,792
Stanley Black & Decker Inc.	602,034	66,958,221
Xylem Inc./NY	716,905	32,009,808

		922,815,295
MEDIA — 2.71%
CBS Corp. Class B NVS	1,665,576	90,673,957
Comcast Corp. Class A	9,695,910	632,076,373
Discovery Communications Inc. Class Aa,b	604,867	15,260,794
Discovery Communications Inc. Class C NVS[a,b]	955,660	22,792,491
Interpublic Group of Companies Inc. (The)	1,613,273	37,266,606
News Corp. Class A	1,529,761	17,362,787
News Corp. Class B	433,324	5,056,891
Omnicom Group Inc.	953,487	77,699,656
Scripps Networks Interactive Inc. Class A	380,395	23,687,197
TEGNA Inc.	874,592	20,264,297
Time Warner Inc.	3,153,713	231,924,054
Twenty-First Century Fox Inc. Class A	4,394,275	118,865,139
Twenty-First Century Fox Inc. Class B	1,729,347	47,124,706
Viacom Inc. Class B NVS	1,390,076	57,646,452
Walt Disney Co. (The)	5,985,970	585,547,585

		1,983,248,985
METALS & MINING — 0.34%
Alcoa Inc.	5,274,266	48,892,446
Freeport-McMoRan Inc.	5,021,720	55,941,961
Newmont Mining Corp.	2,127,654	83,233,824
Nucor Corp.	1,275,041	62,999,776

		251,068,007
MULTI-UTILITIES — 1.23%
Ameren Corp.	973,095	52,138,430
CenterPoint Energy Inc.	1,726,592	41,438,208
CMS Energy Corp.	1,119,568	51,343,389
Consolidated Edison Inc.	1,219,803	98,120,953
Dominion Resources Inc./VA	2,471,249	192,584,435
DTE Energy Co.	719,611	71,327,842
NiSource Inc.	1,288,539	34,172,054

Security	Shares	Value
Public Service Enterprise Group Inc.	2,028,992	$94,571,317
SCANA Corp.	573,066	43,358,174
Sempra Energy	950,558	108,382,623
TECO Energy Inc.	939,664	25,972,313
WEC Energy Group Inc.	1,265,888	82,662,486

		896,072,224
MULTILINE RETAIL — 0.62%
Dollar General Corp.	1,138,065	106,978,110
Dollar Tree Inc.[a]	944,720	89,030,413
Kohl’s Corp.	735,648	27,895,772
Macy’s Inc.	1,236,845	41,570,360
Nordstrom Inc.[b]	514,634	19,581,824
Target Corp.	2,363,214	164,999,602

		450,056,081
OIL, GAS & CONSUMABLE FUELS — 6.28%
Anadarko Petroleum Corp.	2,047,008	109,003,176
Apache Corp.	1,518,081	84,511,569
Cabot Oil & Gas Corp.	1,864,902	48,002,578
Chesapeake Energy Corp.[a,b]	2,351,335	10,063,714
Chevron Corp.	7,558,216	792,327,783
Cimarex Energy Co.	380,240	45,370,237
Columbia Pipeline Group Inc.	1,597,273	40,714,489
Concho Resources Inc.[a,b]	522,770	62,350,778
ConocoPhillips	4,966,342	216,532,511
Devon Energy Corp.	2,101,472	76,178,360
EOG Resources Inc.	2,206,801	184,091,339
EQT Corp.	692,761	53,640,484
Exxon Mobil Corp.	16,629,108	1,558,812,584
Hess Corp.	1,057,200	63,537,720
Kinder Morgan Inc./DE	7,338,491	137,376,552
Marathon Oil Corp.	3,399,545	51,027,170
Marathon Petroleum Corp.	2,124,881	80,660,483
Murphy Oil Corp.[b]	650,621	20,657,217
Newfield Exploration Co.[a]	788,170	34,821,351
Noble Energy Inc.	1,718,768	61,652,208
Occidental Petroleum Corp.	3,062,864	231,430,004
ONEOK Inc.[b]	842,352	39,969,602
Phillips 66	1,875,921	148,835,572
Pioneer Natural Resources Co.	653,883	98,873,648
Range Resources Corp.[b]	680,056	29,337,616
Southwestern Energy Co.[a,b]	1,897,787	23,874,160

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
Spectra Energy Corp.	2,743,973	$100,511,731
Tesoro Corp.	480,904	36,029,328
Valero Energy Corp.	1,884,110	96,089,610
Williams Companies Inc. (The)	2,727,375	58,993,121

		4,595,276,695
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	892,634	81,247,547

		81,247,547
PHARMACEUTICALS — 5.82%
Allergan PLC[a]	1,586,300	366,578,067
Bristol-Myers Squibb Co.	6,694,441	492,376,136
Eli Lilly & Co.	3,895,536	306,773,460
Endo International PLC[a]	820,355	12,789,334
Johnson & Johnson	11,030,886	1,338,046,472
Mallinckrodt PLC[a,b]	437,701	26,603,467
Merck & Co. Inc.	11,100,618	639,506,603
Mylan NVa,b	1,712,572	74,051,613
Perrigo Co. PLC	574,391	52,080,032
Pfizer Inc.	24,321,842	856,372,057
Zoetis Inc.	1,830,774	86,888,534

		4,252,065,775
PROFESSIONAL SERVICES — 0.31%
Dun & Bradstreet Corp. (The)	145,741	17,757,084
Equifax Inc.	477,300	61,285,320
Nielsen Holdings PLC	1,446,995	75,200,330
Robert Half International Inc.	527,845	20,142,565
Verisk Analytics Inc. Class Aa,b	620,486	50,309,005

		224,694,304
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.19%
American Tower Corp.	1,702,638	193,436,703
Apartment Investment & Management Co. Class A	627,116	27,693,443
AvalonBay Communities Inc.[b]	550,087	99,230,194
Boston Properties Inc.	616,043	81,256,072
Crown Castle International Corp.[b]	1,351,079	137,039,943
Digital Realty Trust Inc.[b]	588,647	64,156,637
Equinix Inc.	278,441	107,959,929
Equity Residential[b]	1,465,814	100,965,268
Essex Property Trust Inc.[b]	262,403	59,851,500
Extra Space Storage Inc.	502,153	46,469,239
Federal Realty Investment Trust[b]	284,365	47,076,626

Security	Shares	Value
General Growth Properties Inc.	2,337,736	$69,711,288
HCP Inc.[b]	1,873,243	66,275,337
Host Hotels & Resorts Inc.[b]	2,997,126	48,583,412
Iron Mountain Inc.	958,112	38,161,601
Kimco Realty Corp.[b]	1,683,024	52,813,293
Macerich Co. (The)[b]	506,212	43,225,443
Prologis Inc.[b]	2,106,925	103,323,602
Public Storage[b]	591,025	151,060,080
Realty Income Corp.[b]	1,033,220	71,664,139
Simon Property Group Inc.[b]	1,240,829	269,135,810
SL Green Realty Corp.[b]	401,912	42,791,571
UDR Inc.[b]	1,070,922	39,538,440
Ventas Inc.	1,356,054	98,747,852
Vornado Realty Trust	711,625	71,247,895
Welltower Inc.[b]	1,431,695	109,052,208
Weyerhaeuser Co.[b]	2,996,076	89,193,182

		2,329,660,707
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Aa	1,169,496	30,968,254

		30,968,254
ROAD & RAIL — 0.79%
CSX Corp.	3,833,413	99,975,411
JB Hunt Transport Services Inc.	356,488	28,850,574
Kansas City Southern	433,102	39,018,159
Norfolk Southern Corp.	1,186,028	100,966,564
Ryder System Inc.	215,866	13,198,047
Union Pacific Corp.	3,372,817	294,278,283

		576,287,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.84%
Analog Devices Inc.	1,232,608	69,814,917
Applied Materials Inc.	4,367,909	104,698,779
Broadcom Ltd.	1,487,540	231,163,716
First Solar Inc.[a,b]	308,250	14,943,960
Intel Corp.	18,936,646	621,121,989
KLA-Tencor Corp.	629,302	46,096,371
Lam Research Corp.	640,085	53,805,545
Linear Technology Corp.	958,917	44,618,408
Microchip Technology Inc.	861,554	43,732,481
Micron Technology Inc.[a,b]	4,159,076	57,228,886
NVIDIA Corp.	2,034,482	95,640,999
Qorvo Inc.[a]	510,777	28,225,537
QUALCOMM Inc.	5,890,812	315,570,799

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
Skyworks Solutions Inc.	762,956	$48,279,856
Texas Instruments Inc.	4,027,284	252,309,342
Xilinx Inc.	1,017,580	46,940,965

		2,074,192,550
SOFTWARE — 4.17%
Activision Blizzard Inc.	2,042,833	80,957,472
Adobe Systems Inc.[a]	2,006,013	192,155,985
Autodesk Inc.[a,b]	900,716	48,764,764
CA Inc.	1,186,390	38,949,184
Citrix Systems Inc.[a]	622,032	49,818,543
Electronic Arts Inc.[a,b]	1,209,585	91,638,160
Intuit Inc.	1,026,142	114,527,709
Microsoft Corp.	31,522,735	1,613,018,350
Oracle Corp.	12,481,679	510,875,121
Red Hat Inc.[a]	727,647	52,827,172
salesforce.com inc.[a]	2,553,984	202,811,869
Symantec Corp.	2,455,611	50,438,250

		3,046,782,579
SPECIALTY RETAIL — 2.58%
Advance Auto Parts Inc.	294,950	47,672,769
AutoNation Inc.[a,b]	285,937	13,433,320
AutoZone Inc.[a,b]	119,754	95,065,515
Bed Bath & Beyond Inc.[b]	618,150	26,716,443
Best Buy Co. Inc.	1,130,027	34,578,826
CarMax Inc.[a,b]	777,104	38,101,409
Foot Locker Inc.	545,165	29,907,752
Gap Inc. (The)[b]	911,806	19,348,523
Home Depot Inc. (The)	4,988,840	637,024,980
L Brands Inc.	1,014,654	68,113,723
Lowe’s Companies Inc.	3,553,570	281,336,137
O’Reilly Automotive Inc.[a,b]	386,822	104,867,444
Ross Stores Inc.	1,611,405	91,350,549
Signet Jewelers Ltd.	312,364	25,741,917
Staples Inc.	2,597,818	22,393,191
Tiffany & Co.	439,057	26,624,417
TJX Companies Inc. (The)	2,651,168	204,749,705
Tractor Supply Co.	535,117	48,791,968
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	250,478	61,026,460
Urban Outfitters Inc.[a,b]	348,368	9,580,120

		1,886,425,168

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.60%
Apple Inc.	21,966,040	$2,099,953,424
EMC Corp./MA	7,832,974	212,821,904
Hewlett Packard Enterprise Co.	6,664,111	121,753,308
HP Inc.	6,860,255	86,096,200
NetApp Inc.	1,157,976	28,474,630
Seagate Technology PLC[b]	1,195,504	29,122,477
Western Digital Corp.	1,128,701	53,342,409

		2,631,564,352
TEXTILES, APPAREL & LUXURY GOODS — 0.82%
Coach Inc.	1,114,994	45,424,856
Hanesbrands Inc.	1,513,541	38,035,285
Michael Kors Holdings Ltd.[a,b]	707,329	34,998,639
NIKE Inc. Class B	5,339,632	294,747,686
PVH Corp.	324,728	30,599,119
Ralph Lauren Corp.	229,185	20,539,560
Under Armour Inc. Class Aa,b	733,473	29,434,272
Under Armour Inc. Class Ca,b	739,895	26,932,165
VF Corp.	1,337,933	82,269,500

		602,981,082
TOBACCO — 1.85%
Altria Group Inc.	7,845,868	541,051,058
Philip Morris International Inc.	6,221,042	632,804,392
Reynolds American Inc.	3,320,012	179,048,247

		1,352,903,697
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	1,158,572	51,429,011
United Rentals Inc.[a,b]	354,255	23,770,511
WW Grainger Inc.[b]	226,250	51,415,312

		126,614,834
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	712,720	60,231,967

		60,231,967

TOTAL COMMON STOCKS (Cost: $68,346,720,092)		73,038,716,739

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	641,246,265	$641,246,265
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	35,300,638	35,300,638
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	66,471,620	66,471,620

		743,018,523

TOTAL SHORT-TERM INVESTMENTS (Cost: $743,018,523)		743,018,523

TOTAL INVESTMENTS IN SECURITIES — 100.92% (Cost: $69,089,738,615)[g]		73,781,735,262
Other Assets, Less Liabilities — (0.92)%		(672,036,324)

NET ASSETS — 100.00%		$73,109,698,938

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $70,162,049,636. Net unrealized appreciation was $3,619,685,626, of which $8,786,704,732 represented gross unrealized appreciation on securities and $5,167,019,106 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	498,816	33,646	(27,996)	504,466	$172,794,739	$1,152,436	$2,586,719
PNC Financial Services Group Inc. (The)	1,980,082	133,692	(111,259)	2,002,515	162,984,696	1,007,932	1,238,065

					$335,779,435	$2,160,368	$3,824,784

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,140	Sep. 2016	Chicago Mercantile	$119,749,160	$119,141,400	$(607,760)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$73,038,716,739	$—	$—	$73,038,716,739
Money market funds	743,018,523	—	—	743,018,523

Total	$73,781,735,262	$—	$—	$73,781,735,262

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(607,760)	—	—	(607,760)

Total	$(607,760)	$—	$—	$(607,760)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

67

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.05%
B/E Aerospace Inc.	1,912,236	$88,297,497
Curtiss-Wright Corp.	833,466	70,219,510
Esterline Technologies Corp.[a,b]	549,192	34,071,872
Huntington Ingalls Industries Inc.	879,376	147,761,549
KLX Inc.[a,b]	985,152	30,539,712
Orbital ATK Inc.	1,095,459	93,267,379
Teledyne Technologies Inc.[a,b]	645,992	63,985,508
Triumph Group Inc.	926,253	32,881,982

		561,025,009
AIRLINES — 0.36%
JetBlue Airways Corp.[a,b]	6,026,038	99,791,189

		99,791,189
AUTO COMPONENTS — 0.41%
Dana Holding Corp.	2,764,030	29,188,157
Gentex Corp.	5,404,465	83,498,984

		112,687,141
AUTOMOBILES — 0.20%
Thor Industries Inc.	855,401	55,378,661

		55,378,661
BANKS — 5.63%
Associated Banc-Corp.	2,805,142	48,108,185
BancorpSouth Inc.	1,588,839	36,050,757
Bank of Hawaii Corp.	806,326	55,475,229
Bank of the Ozarks Inc.	1,529,563	57,389,204
Cathay General Bancorp.	1,370,792	38,656,334
Commerce Bancshares Inc./MO	1,554,184	74,445,414
Cullen/Frost Bankers Inc.[b]	1,021,470	65,098,283
East West Bancorp. Inc.	2,695,854	92,144,290
First Horizon National Corp.	4,355,584	60,019,948
First Niagara Financial Group Inc.	6,623,064	64,508,643
FirstMerit Corp.	3,117,882	63,199,468
FNB Corp./PA	3,897,641	48,876,418
Fulton Financial Corp.	3,241,316	43,757,766
Hancock Holding Co.	1,449,210	37,838,873
International Bancshares Corp.	1,035,561	27,017,786
PacWest Bancorp.	2,141,852	85,202,873
PrivateBancorp. Inc.	1,486,533	65,452,048
Prosperity Bancshares Inc.	1,224,706	62,447,759
Signature Bank/New York NYa	1,003,992	125,418,681

Security	Shares	Value
SVB Financial Group[a]	969,188	$92,227,930
Synovus Financial Corp.	2,349,610	68,115,194
TCF Financial Corp.	3,196,607	40,437,079
Trustmark Corp.	1,263,886	31,407,567
Umpqua Holdings Corp.	4,128,313	63,865,002
Valley National Bancorp.	4,185,678	38,173,383
Webster Financial Corp.	1,716,857	58,287,295

		1,543,621,409

BEVERAGES — 0.11%
Boston Beer Co. Inc. (The)[a,b]	174,533	29,850,379

		29,850,379

BIOTECHNOLOGY — 0.32%
United Therapeutics Corp.[a,b]	834,896	88,432,184

		88,432,184

BUILDING PRODUCTS — 0.82%
AO Smith Corp.	1,392,023	122,651,146
Lennox International Inc.	725,921	103,516,335

		226,167,481

CAPITAL MARKETS — 1.77%
Eaton Vance Corp. NVS	2,123,043	75,028,340
Federated Investors Inc. Class B	1,669,786	48,056,441
Janus Capital Group Inc.[b]	2,725,708	37,941,855
Raymond James Financial Inc.	2,355,861	116,143,947
SEI Investments Co.	2,544,927	122,436,438
Stifel Financial Corp.[a,b]	1,241,032	39,030,456
Waddell & Reed Financial Inc. Class A	1,496,311	25,766,476
WisdomTree Investments Inc.[b]	2,109,484	20,651,848

		485,055,801

CHEMICALS — 3.00%
Ashland Inc.	1,160,660	133,208,948
Cabot Corp.	1,169,160	53,383,846
Minerals Technologies Inc.	650,855	36,968,564
NewMarket Corp.[b]	186,293	77,196,093
Olin Corp.	3,091,106	76,783,073
PolyOne Corp.	1,574,402	55,481,927
RPM International Inc.	2,484,534	124,102,473
Scotts Miracle-Gro Co. (The) Class A	848,607	59,326,115
Sensient Technologies Corp.	839,599	59,645,113

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value
Valspar Corp. (The)	1,363,785	$147,329,694

		823,425,846

COMMERCIAL SERVICES & SUPPLIES — 1.55%
Clean Harbors Inc.[a,b]	981,448	51,143,255
Copart Inc.[a,b]	1,862,239	91,268,333
Deluxe Corp.	916,139	60,804,146
Herman Miller Inc.	1,119,590	33,464,545
HNI Corp.	829,630	38,569,499
MSA Safety Inc.	594,972	31,253,879
Rollins Inc.	1,757,041	51,428,590
RR Donnelley & Sons Co.	3,920,959	66,342,626

		424,274,873

COMMUNICATIONS EQUIPMENT — 1.40%
ARRIS International PLC[a,b]	3,271,132	68,562,927
Brocade Communications Systems Inc.	8,734,447	80,182,223
Ciena Corp.[a,b]	2,415,790	45,296,063
InterDigital Inc./PA	646,137	35,976,908
NetScout Systems Inc.[a,b]	1,751,988	38,981,733
Plantronics Inc.	622,912	27,408,128
Polycom Inc.[a]	2,536,813	28,539,146
ViaSat Inc.[a,b]	843,393	60,218,260

		385,165,388
CONSTRUCTION & ENGINEERING — 1.00%
AECOM[a,b]	2,869,374	91,160,012
EMCOR Group Inc.	1,137,557	56,036,058
Granite Construction Inc.	739,605	33,689,008
KBR Inc.	2,662,383	35,249,951
Valmont Industries Inc.	424,947	57,482,580

		273,617,609
CONSTRUCTION MATERIALS — 0.25%
Eagle Materials Inc.	903,890	69,735,113

		69,735,113
CONSUMER FINANCE — 0.18%
SLM Corp.[a,b]	7,995,501	49,412,196

		49,412,196
CONTAINERS & PACKAGING — 1.65%
AptarGroup Inc.	1,181,546	93,495,735
Bemis Co. Inc.	1,771,541	91,216,646
Greif Inc. Class A	484,978	18,075,130

Security	Shares	Value
Packaging Corp. of America	1,760,125	$117,805,166
Silgan Holdings Inc.	757,461	38,978,943
Sonoco Products Co.	1,885,021	93,610,143

		453,181,763
DISTRIBUTORS — 0.27%
Pool Corp.	787,502	74,048,813

		74,048,813
DIVERSIFIED CONSUMER SERVICES — 0.67%
DeVry Education Group Inc.[b]	1,062,552	18,955,928
Graham Holdings Co. Class B	80,016	39,171,032
Service Corp. International/U.S.	3,623,944	97,991,446
Sotheby’sb	974,245	26,694,313

		182,812,719
DIVERSIFIED FINANCIAL SERVICES — 1.65%
CBOE Holdings Inc.	1,522,521	101,430,349
FactSet Research Systems Inc.	764,557	123,414,791
MarketAxess Holdings Inc.	702,642	102,164,147
MSCI Inc.	1,624,327	125,268,098

		452,277,385
ELECTRIC UTILITIES — 2.02%
Great Plains Energy Inc.	2,890,076	87,858,310
Hawaiian Electric Industries Inc.	2,019,749	66,227,570
IDACORP Inc.	943,642	76,765,277
OGE Energy Corp.	3,734,907	122,318,204
PNM Resources Inc.	1,492,605	52,897,921
Westar Energy Inc.	2,649,718	148,622,683

		554,689,965
ELECTRICAL EQUIPMENT — 0.54%
Hubbell Inc.	972,799	102,601,111
Regal Beloit Corp.	835,730	46,006,936

		148,608,047
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.08%
Arrow Electronics Inc.[a,b]	1,713,905	106,090,720
Avnet Inc.	2,404,009	97,386,405
Belden Inc.	786,066	47,454,804
Cognex Corp.	1,592,392	68,632,095
FEI Co.	764,614	81,721,944
Ingram Micro Inc. Class A	2,779,462	96,669,688
IPG Photonics Corp.[a,b]	686,093	54,887,440

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value
Jabil Circuit Inc.	3,579,816	$66,119,202
Keysight Technologies Inc.[a,b]	3,184,522	92,637,745
Knowles Corp.[a,b]	1,658,271	22,685,147
National Instruments Corp.	1,889,704	51,777,890
SYNNEX Corp.	543,126	51,499,207
Tech Data Corp.[a,b]	657,577	47,246,907
Trimble Navigation Ltd.[a]	4,695,780	114,389,201
VeriFone Systems Inc.[a]	2,060,049	38,193,309
Vishay Intertechnology Inc.[b]	2,536,829	31,431,311
Zebra Technologies Corp. Class Aa,b	978,989	49,047,349

		1,117,870,364
ENERGY EQUIPMENT & SERVICES — 1.55%
Dril-Quip Inc.[a,b]	709,268	41,442,529
Ensco PLC Class A	5,644,166	54,804,852
Nabors Industries Ltd.	5,282,175	53,085,859
Noble Corp. PLC	4,545,038	37,451,113
Oceaneering International Inc.	1,837,038	54,853,955
Oil States International Inc.[a,b]	960,026	31,565,655
Patterson-UTI Energy Inc.	2,760,348	58,850,619
Rowan Companies PLC Class A	2,344,456	41,403,093
Superior Energy Services Inc.[b]	2,837,145	52,231,839

		425,689,514
FOOD & STAPLES RETAILING — 0.82%
Casey’s General Stores Inc.	730,543	96,073,710
Sprouts Farmers Market Inc.[a,b]	2,653,846	60,773,073
SUPERVALU Inc.[a,b]	4,967,568	23,446,921
United Natural Foods Inc.[a,b]	940,529	44,016,757

		224,310,461
FOOD PRODUCTS — 3.06%
Dean Foods Co.[b]	1,718,461	31,086,959
Flowers Foods Inc.[b]	3,408,373	63,906,994
Hain Celestial Group Inc. (The)[a,b]	1,935,230	96,277,693
Ingredion Inc.	1,346,198	174,211,483
Lancaster Colony Corp.	363,636	46,403,590
Post Holdings Inc.[a,b]	1,202,987	99,474,995
Snyder’s-Lance Inc.	1,486,172	50,366,369
Tootsie Roll Industries Inc.[b]	335,055	12,909,669
TreeHouse Foods Inc.[a,b]	1,055,498	108,346,870
WhiteWave Foods Co. (The)[a,b]	3,308,570	155,304,276

		838,288,898

Security	Shares	Value
GAS UTILITIES — 2.69%
Atmos Energy Corp.	1,911,873	$155,473,512
National Fuel Gas Co.	1,589,132	90,389,828
New Jersey Resources Corp.	1,611,618	62,127,874
ONE Gas Inc.	976,780	65,043,780
Questar Corp.	3,282,085	83,266,497
Southwest Gas Corp.	889,511	70,013,411
UGI Corp.	3,229,368	146,128,902
WGL Holdings Inc.	942,537	66,722,194

		739,165,998
HEALTH CARE EQUIPMENT & SUPPLIES — 4.19%
ABIOMED Inc.[a]	735,784	80,413,833
Align Technology Inc.[a]	1,364,711	109,927,471
Cooper Companies Inc. (The)	906,024	155,446,538
Halyard Health Inc.[a]	874,110	28,426,057
Hill-Rom Holdings Inc.	1,065,776	53,768,399
IDEXX Laboratories Inc.[a,b]	1,674,323	155,477,634
LivaNova PLC[a,b]	798,078	40,087,458
ResMed Inc.[b]	2,625,768	166,027,311
STERIS PLC	1,608,468	110,582,175
Teleflex Inc.	815,309	144,562,439
West Pharmaceutical Services Inc.	1,366,874	103,718,399

		1,148,437,714
HEALTH CARE PROVIDERS & SERVICES — 2.22%
Amsurg Corp.[a,b]	1,011,807	78,455,515
Community Health Systems Inc.[a,b]	2,108,422	25,406,485
LifePoint Health Inc.[a]	813,446	53,174,965
MEDNAX Inc.[a,b]	1,739,769	126,011,469
Molina Healthcare Inc.[a,b]	772,136	38,529,586
Owens & Minor Inc.[b]	1,173,354	43,859,972
Tenet Healthcare Corp.[a,b]	1,860,748	51,431,075
VCA Inc.[a]	1,511,757	102,209,891
WellCare Health Plans Inc.[a,b]	827,727	88,798,552

		607,877,510
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a,b]	3,495,564	44,393,663

		44,393,663

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.52%
Brinker International Inc.	1,040,958	$47,394,818
Buffalo Wild Wings Inc.[a,b]	351,744	48,874,829
Cheesecake Factory Inc. (The)	833,819	40,140,047
Churchill Downs Inc.	225,726	28,522,737
Cracker Barrel Old Country Store Inc.[b]	448,090	76,833,992
Domino’s Pizza Inc.	937,930	123,225,244
Dunkin’ Brands Group Inc.	1,715,169	74,815,672
International Speedway Corp. Class A	499,474	16,707,405
Jack in the Box Inc.	609,735	52,388,431
Panera Bread Co. Class Aa,b	426,557	90,404,491
Texas Roadhouse Inc.[b]	1,185,694	54,067,646
Wendy’s Co. (The)	3,984,686	38,332,679

		691,707,991
HOUSEHOLD DURABLES — 1.74%
CalAtlantic Group Inc.	1,397,390	51,298,187
Helen of Troy Ltd.[a,b]	520,001	53,476,903
KB Home[b]	1,568,887	23,862,771
NVR Inc.[a]	68,508	121,967,533
Tempur Sealy International Inc.[a,b]	1,140,644	63,100,426
Toll Brothers Inc.[a,b]	2,855,585	76,843,792
TRI Pointe Group Inc.[a,b]	2,729,424	32,261,792
Tupperware Brands Corp.	946,249	53,254,894

		476,066,298
HOUSEHOLD PRODUCTS — 0.22%
Energizer Holdings Inc.	1,158,085	59,629,797

		59,629,797
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
Talen Energy Corp.[a]	1,207,672	16,363,956

		16,363,956
INDUSTRIAL CONGLOMERATES — 0.46%
Carlisle Companies Inc.	1,200,515	126,870,425

		126,870,425
INSURANCE — 4.96%
Alleghany Corp.[a,b]	286,844	157,643,726
American Financial Group Inc./OH	1,330,022	98,328,527

Security	Shares	Value
Aspen Insurance Holdings Ltd.	1,137,765	$52,769,541
Brown & Brown Inc.	2,174,921	81,494,290
CNO Financial Group Inc.	3,343,761	58,382,067
Endurance Specialty Holdings Ltd.	1,159,975	77,903,921
Everest Re Group Ltd.	786,320	143,637,074
First American Financial Corp.	2,050,551	82,473,161
Genworth Financial Inc. Class Aa	9,269,564	23,915,475
Hanover Insurance Group Inc. (The)	804,191	68,050,642
Kemper Corp.	899,228	27,858,083
Mercury General Corp.	574,555	30,543,344
Old Republic International Corp.	4,562,057	88,002,080
Primerica Inc.[b]	878,351	50,276,811
Reinsurance Group of America Inc.	1,198,230	116,216,328
RenaissanceRe Holdings Ltd.	798,839	93,815,652
WR Berkley Corp.	1,834,463	109,921,023

		1,361,231,745
INTERNET & CATALOG RETAIL — 0.11%
HSN Inc.[b]	597,207	29,221,338

		29,221,338
INTERNET SOFTWARE & SERVICES — 0.58%
comScore Inc.[a]	881,465	21,049,384
j2 Global Inc.[b]	866,644	54,745,901
Rackspace Hosting Inc.[a,b]	1,997,050	41,658,463
WebMD Health Corp.[a,b]	722,978	42,012,252

		159,466,000
IT SERVICES — 3.70%
Acxiom Corp.[a,b]	1,449,060	31,864,829
Broadridge Financial Solutions Inc.	2,210,792	144,143,638
Computer Sciences Corp.	2,593,591	128,771,793
Convergys Corp.	1,802,771	45,069,275
CoreLogic Inc./U.S.[a]	1,663,859	64,025,294
DST Systems Inc.	584,025	67,998,031
Gartner Inc.[a]	1,542,850	150,289,018
Jack Henry & Associates Inc.	1,475,317	128,750,915
Leidos Holdings Inc.	1,211,525	57,995,702
MAXIMUS Inc.	1,215,116	67,280,973
NeuStar Inc. Class Aa,b	805,074	18,927,290

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value
Science Applications International Corp.	768,759	$44,857,088
WEX Inc.[a,b]	724,649	64,254,627

		1,014,228,473
LEISURE PRODUCTS — 0.81%
Brunswick Corp./DE	1,696,206	76,872,056
Polaris Industries Inc.[b]	1,124,403	91,931,189
Vista Outdoor Inc.[a,b]	1,137,828	54,308,531

		223,111,776
LIFE SCIENCES TOOLS & SERVICES — 1.65%
Bio-Rad Laboratories Inc. Class Aa,b	391,021	55,923,824
Bio-Techne Corp.	696,493	78,543,516
Charles River Laboratories International Inc.[a]	883,116	72,804,083
Mettler-Toledo International Inc.[a,b]	500,420	182,613,266
PAREXEL International Corp.[a,b]	990,530	62,284,526

		452,169,215
MACHINERY — 4.36%
AGCO Corp.[b]	1,328,160	62,596,181
CLARCOR Inc.	908,646	55,272,936
Crane Co.	928,549	52,667,299
Donaldson Co. Inc.	2,313,706	79,498,938
Graco Inc.	1,040,711	82,205,762
IDEX Corp.	1,419,557	116,545,630
ITT Inc.	1,688,532	53,999,253
Joy Global Inc.	1,834,462	38,780,527
Kennametal Inc.	1,489,336	32,929,219
Lincoln Electric Holdings Inc.	1,172,232	69,255,467
Nordson Corp.	1,003,508	83,903,304
Oshkosh Corp.	1,373,765	65,542,328
Terex Corp.	2,040,440	41,441,336
Timken Co. (The)	1,287,986	39,489,651
Toro Co. (The)	1,029,611	90,811,690
Trinity Industries Inc.	2,825,659	52,472,488
Wabtec Corp./DE	1,685,211	118,352,368
Woodward Inc.	1,030,041	59,371,563

		1,195,135,940
MARINE — 0.23%
Kirby Corp.[a,b]	1,008,515	62,921,251

		62,921,251

Security	Shares	Value
MEDIA — 1.62%
AMC Networks Inc. Class Aa,b	1,145,669	$69,221,321
Cable One Inc.	81,550	41,705,486
Cinemark Holdings Inc.	1,979,065	72,156,710
DreamWorks Animation SKG Inc. Class Aa,b	1,343,839	54,922,700
John Wiley & Sons Inc. Class A	901,513	47,040,948
Live Nation Entertainment Inc.[a,b]	2,735,895	64,293,532
Meredith Corp.	686,569	35,639,797
New York Times Co. (The) Class A	2,306,470	27,908,287
Time Inc.	1,902,150	31,309,389

		444,198,170
METALS & MINING — 1.91%
Allegheny Technologies Inc.[b]	2,035,538	25,953,110
Carpenter Technology Corp.[b]	872,648	28,736,299
Commercial Metals Co.	2,142,388	36,206,357
Compass Minerals International Inc.[b]	631,137	46,824,054
Reliance Steel & Aluminum Co.	1,352,957	104,042,393
Royal Gold Inc.	1,221,757	87,990,939
Steel Dynamics Inc.	4,555,524	111,610,338
U.S. Steel Corp.	2,735,888	46,127,072
Worthington Industries Inc.	841,497	35,595,323

		523,085,885
MULTI-UTILITIES — 0.84%
Black Hills Corp.[b]	966,137	60,905,277
MDU Resources Group Inc.	3,654,355	87,704,520
Vectren Corp.	1,549,620	81,618,485

		230,228,282
MULTILINE RETAIL — 0.34%
Big Lots Inc.[b]	829,307	41,556,574
JC Penney Co. Inc.[a,b]	5,744,281	51,009,215

		92,565,789
OIL, GAS & CONSUMABLE FUELS — 2.14%
CONSOL Energy Inc.	4,294,191	69,093,533
Denbury Resources Inc.	6,558,302	23,544,304
Energen Corp.	1,816,197	87,558,857
Gulfport Energy Corp.[a,b]	2,345,998	73,335,898
HollyFrontier Corp.	3,290,005	78,203,419
QEP Resources Inc.	4,430,335	78,106,806
SM Energy Co.	1,273,097	34,373,619

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value
Western Refining Inc.[b]	1,499,749	$30,939,822
World Fuel Services Corp.	1,326,389	62,990,214
WPX Energy Inc.[a,b]	5,179,566	48,221,759

		586,368,231
PAPER & FOREST PRODUCTS — 0.32%
Domtar Corp.	1,169,466	40,943,004
Louisiana-Pacific Corp.[a]	2,685,925	46,600,799

		87,543,803
PERSONAL PRODUCTS — 0.45%
Avon Products Inc.	8,161,624	30,850,939
Edgewell Personal Care Co.	1,110,513	93,738,402

		124,589,341
PHARMACEUTICALS — 0.53%
Akorn Inc.[a]	1,562,074	44,495,678
Catalent Inc.[a,b]	2,003,156	46,052,557
Prestige Brands Holdings Inc.[a,b]	988,441	54,759,631

		145,307,866
PROFESSIONAL SERVICES — 0.56%
CEB Inc.	601,880	37,123,958
FTI Consulting Inc.[a,b]	774,701	31,514,837
ManpowerGroup Inc.	1,337,652	86,064,530

		154,703,325
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.76%
Alexandria Real Estate Equities Inc.[b]	1,381,552	143,018,263
American Campus Communities Inc.[b]	2,439,498	128,976,259
Camden Property Trust[b]	1,627,025	143,861,551
Care Capital Properties Inc.	1,569,127	41,126,819
Communications Sales & Leasing Inc.[a,b]	2,554,311	73,819,588
Corporate Office Properties Trust[b]	1,773,623	52,446,032
Corrections Corp. of America[b]	2,198,690	76,998,124
DCT Industrial Trust Inc.[b]	1,657,146	79,609,294
Douglas Emmett Inc.[b]	2,626,921	93,308,234
Duke Realty Corp.[b]	6,469,353	172,472,951
Education Realty Trust Inc.[b]	1,237,646	57,104,986
EPR Properties[b]	1,189,792	95,992,419
Equity One Inc.	1,703,763	54,827,093
First Industrial Realty Trust Inc.[b]	2,188,388	60,880,954

Security	Shares	Value
Healthcare Realty Trust Inc.[b]	2,110,362	$73,841,566
Highwoods Properties Inc.[b]	1,822,249	96,214,747
Hospitality Properties Trust[b]	2,815,647	81,090,634
Kilroy Realty Corp.[b]	1,724,006	114,284,358
Lamar Advertising Co. Class Ab	1,541,942	102,230,755
LaSalle Hotel Properties[b]	2,118,805	49,961,422
Liberty Property Trust[b]	2,742,352	108,926,221
Mack-Cali Realty Corp.[b]	1,674,899	45,222,273
Medical Properties Trust Inc.[b]	4,453,212	67,733,355
Mid-America Apartment Communities Inc.[b]	1,412,127	150,250,313
National Retail Properties Inc.[b]	2,693,512	139,308,441
Omega Healthcare Investors Inc.[b]	3,097,191	105,149,634
Post Properties Inc.[b]	1,001,713	61,154,579
Potlatch Corp.[b]	762,373	25,996,919
Rayonier Inc.[b]	2,294,985	60,220,406
Regency Centers Corp.[b]	1,825,430	152,843,254
Senior Housing Properties Trust[b]	4,412,075	91,903,522
Sovran Self Storage Inc.[b]	867,059	90,971,830
Tanger Factory Outlet Centers Inc.[b]	1,779,145	71,486,046
Taubman Centers Inc.[b]	1,128,207	83,712,959
Urban Edge Properties[b]	1,726,873	51,564,428
Weingarten Realty Investors	2,160,016	88,171,853
WP Glimcher Inc.[b]	3,465,182	38,775,387

		3,225,457,469
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
Alexander & Baldwin Inc.	861,585	31,137,682
Jones Lang LaSalle Inc.	844,157	82,263,100

		113,400,782
ROAD & RAIL — 0.78%
Genesee & Wyoming Inc. Class Aa,b	1,070,303	63,094,362
Landstar System Inc.	792,990	54,446,693
Old Dominion Freight Line Inc.[a,b]	1,280,554	77,230,212
Werner Enterprises Inc.	838,821	19,267,718

		214,038,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.87%
Advanced Micro Devices Inc.[a,b]	12,036,744	61,868,864
Cree Inc.[a,b]	1,876,454	45,860,536

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value
Cypress Semiconductor Corp.[b]	5,839,991	$61,611,905
Fairchild Semiconductor International Inc.[a]	2,122,415	42,129,938
Integrated Device Technology Inc.[a,b]	2,504,333	50,412,224
Intersil Corp. Class A	2,523,632	34,169,977
Microsemi Corp.[a,b]	2,117,597	69,203,070
Silicon Laboratories Inc.[a,b]	725,672	35,369,253
Synaptics Inc.[a,b]	688,567	37,010,476
Teradyne Inc.	3,803,013	74,881,326

		512,517,569
SOFTWARE — 4.56%
ACI Worldwide Inc.[a,b]	2,179,044	42,513,149
ANSYS Inc.[a,b]	1,646,460	149,416,245
Cadence Design Systems Inc.[a,b]	5,626,632	136,727,158
CDK Global Inc.	2,904,916	161,193,789
CommVault Systems Inc.[a,b]	768,668	33,198,771
Fair Isaac Corp.[b]	583,815	65,976,933
Fortinet Inc.[a,b]	2,730,258	86,248,850
Manhattan Associates Inc.[a]	1,349,754	86,559,724
Mentor Graphics Corp.	1,879,538	39,958,978
PTC Inc.[a,b]	2,145,099	80,612,820
Synopsys Inc.[a]	2,839,312	153,549,993
Tyler Technologies Inc.[a,b]	608,054	101,368,682
Ultimate Software Group Inc. (The)[a,b]	540,139	113,585,830

		1,250,910,922
SPECIALTY RETAIL — 2.12%
Aaron’s Inc.	1,210,507	26,497,998
Abercrombie & Fitch Co. Class A	1,264,974	22,529,187
American Eagle Outfitters Inc.[b]	3,109,597	49,535,880
Ascena Retail Group Inc.[a,b]	3,206,718	22,414,959
Cabela’s Inc.[a]	905,721	45,340,393
Chico’s FAS Inc.	2,479,183	26,552,050
CST Brands Inc.	1,417,528	61,067,106
Dick’s Sporting Goods Inc.	1,669,125	75,210,773
GameStop Corp. Class A	1,947,843	51,773,667
Guess? Inc.[b]	1,200,569	18,068,564
Murphy USA Inc.[a]	693,962	51,464,222
Office Depot Inc.[a,b]	9,262,220	30,657,948
Restoration Hardware Holdings Inc.[a,b]	707,349	20,286,769

Security	Shares	Value
Williams-Sonoma Inc.	1,538,278	$80,190,432

		581,589,948
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.61%
3D Systems Corp.[a,b]	1,990,041	27,243,661
Diebold Inc.	1,219,643	30,283,736
Lexmark International Inc. Class A	1,170,504	44,186,526
NCR Corp.[a,b]	2,320,041	64,427,539

		166,141,462
TEXTILES, APPAREL & LUXURY GOODS — 1.02%
Carter’s Inc.	949,675	101,111,897
Deckers Outdoor Corp.[a,b]	598,511	34,426,353
Fossil Group Inc.[a,b]	773,683	22,073,176
Kate Spade & Co.[a,b]	2,391,116	49,280,901
Skechers U.S.A. Inc. Class Aa,b	2,487,580	73,930,877

		280,823,204
THRIFTS & MORTGAGE FINANCE — 0.65%
New York Community Bancorp. Inc.[b]	9,108,021	136,529,235
Washington Federal Inc.	1,701,761	41,284,722

		177,813,957
TRADING COMPANIES & DISTRIBUTORS — 0.73%
GATX Corp.[b]	764,412	33,611,196
MSC Industrial Direct Co. Inc. Class A	900,323	63,526,791
NOW Inc.[a,b]	2,008,401	36,432,394
Watsco Inc.	482,896	67,938,638

		201,509,019
WATER UTILITIES — 0.43%
Aqua America Inc.	3,315,459	118,229,268

		118,229,268
WIRELESS TELECOMMUNICATION SERVICES — 0.19%
Telephone & Data Systems Inc.	1,774,447	52,630,098

		52,630,098

TOTAL COMMON STOCKS
(Cost: $26,519,467,964)		27,391,070,673

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.28%

MONEY MARKET FUNDS — 5.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,353,338,233	$1,353,338,233
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	74,501,334	74,501,334
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	20,901,810	20,901,810

		1,448,741,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,448,741,377)		1,448,741,377

TOTAL INVESTMENTS IN SECURITIES — 105.14% (Cost: $27,968,209,341)[f]		28,839,812,050

SHORT POSITIONS[g] — 0.00%

COMMON STOCKS — 0.00%
Alliant Energy Corp.	(6,882)	(273,215)

TOTAL SHORT POSITIONS (Proceeds: $273,215)		(273,215)
Other Assets, Less Liabilities — (5.14)%		(1,410,992,809)

NET ASSETS — 100.00%		$27,428,546,026

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $28,481,791,081. Net unrealized appreciation was $358,020,969, of which $3,241,191,279 represented gross unrealized appreciation on securities and $2,883,170,310 represented gross unrealized depreciation on securities.
[g]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	290	Sep. 2016	Chicago Mercantile	$42,467,927	$43,297,000	$829,073

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$27,391,070,673	$—	$—	$27,391,070,673
Money market funds	1,448,741,377	—	—	1,448,741,377
Liabilities:
Short positions	(273,215)	—	—	(273,215)

Total	$28,839,538,835	$—	$—	$28,839,538,835

Derivative financial instruments[a]:
Assets:
Futures contracts	$829,073	$—	$—	$829,073

Total	$829,073	$—	$—	$829,073

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

76

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.38%
AAR Corp.	956,121	$22,315,864
Aerojet Rocketdyne Holdings Inc.[a,b]	1,876,801	34,307,922
Aerovironment Inc.[a,b]	598,760	16,645,528
American Science & Engineering Inc.	207,762	7,772,377
Cubic Corp.	638,155	25,628,305
Engility Holdings Inc.[a,b]	506,282	10,692,676
Mercury Systems Inc.[a]	1,168,650	29,052,639
Moog Inc. Class Aa	958,339	51,673,639
National Presto Industries Inc.	141,783	13,377,226
TASER International Inc.[a,b]	1,534,880	38,187,814

		249,653,990
AIR FREIGHT & LOGISTICS — 0.69%
Atlas Air Worldwide Holdings Inc.[a,b]	724,363	30,003,115
Echo Global Logistics Inc.[a,b]	731,258	16,394,804
Forward Air Corp.	888,590	39,568,913
Hub Group Inc. Class Aa	998,672	38,319,045

		124,285,877
AIRLINES — 0.83%
Allegiant Travel Co.	376,106	56,980,059
Hawaiian Holdings Inc.[a,b]	1,391,444	52,819,214
SkyWest Inc.	1,499,656	39,680,898

		149,480,171
AUTO COMPONENTS — 1.30%
American Axle & Manufacturing Holdings Inc.[a,b]	2,233,138	32,335,838
Dorman Products Inc.[a,b]	878,562	50,253,746
Drew Industries Inc.	714,863	60,648,977
Gentherm Inc.[a,b]	1,063,275	36,417,169
Motorcar Parts of America Inc.[a,b]	534,926	14,539,289
Standard Motor Products Inc.	577,652	22,978,997
Superior Industries International Inc.	655,190	17,545,988

		234,720,004
AUTOMOBILES — 0.10%
Winnebago Industries Inc.[b]	787,985	18,060,616

		18,060,616
BANKS — 9.37%
Ameris Bancorp.	815,540	24,221,538
Banc of California Inc.	1,436,418	25,999,166

Security	Shares	Value
Banner Corp.	599,881	$25,518,938
BBCN Bancorp. Inc.	2,323,483	34,666,366
Boston Private Financial Holdings Inc.	2,421,669	28,527,261
Brookline Bancorp. Inc.	2,060,267	22,724,745
Cardinal Financial Corp.	948,139	20,802,170
Central Pacific Financial Corp.	909,435	21,462,666
City Holding Co.[b]	438,013	19,916,451
Columbia Banking System Inc.	1,692,436	47,489,754
Community Bank System Inc.	1,286,978	52,881,926
Customers Bancorp. Inc.[a,b]	736,858	18,517,242
CVB Financial Corp.	2,925,354	47,946,552
First BanCorp./Puerto Rico[a]	3,430,129	13,617,612
First Commonwealth Financial Corp.	2,596,390	23,886,788
First Financial Bancorp.	1,805,550	35,117,947
First Financial Bankshares Inc.[b]	1,926,989	63,185,969
First Midwest Bancorp. Inc./IL	2,373,417	41,677,203
First NBC Bank Holding Co.[a]	466,314	7,829,412
Glacier Bancorp. Inc.	2,222,039	59,061,797
Great Western Bancorp. Inc.	1,712,144	54,001,022
Hanmi Financial Corp.	943,879	22,171,718
Home BancShares Inc./ARb	3,562,422	70,500,331
Independent Bank Corp./Rockland MAb	767,705	35,084,119
LegacyTexas Financial Group Inc.	1,279,534	34,432,260
MB Financial Inc.	2,001,148	72,601,649
NBT Bancorp. Inc.	1,253,763	35,895,235
OFG Bancorp.	1,283,268	10,651,124
Old National Bancorp./IN	3,933,049	49,281,104
Opus Bank	550,788	18,616,634
Pinnacle Financial Partners Inc.	1,128,984	55,150,868
S&T Bancorp. Inc.	1,020,499	24,951,201
ServisFirst Bancshares Inc.	635,124	31,368,774
Simmons First National Corp. Class A	834,235	38,529,143
Southside Bancshares Inc.[b]	713,763	22,069,552
Sterling Bancorp./DE	3,504,884	55,026,679
Talmer Bancorp. Inc. Class A	1,860,190	35,659,842
Texas Capital Bancshares Inc.[a,b]	1,339,142	62,618,280
Tompkins Financial Corp.	359,910	23,394,150
UMB Financial Corp.	1,226,875	65,282,019
United Bankshares Inc./WVb	1,891,115	70,935,724
United Community Banks Inc./GA	2,051,877	37,528,830

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
Westamerica Bancorp.[b]	744,245	$36,661,509
Wilshire Bancorp. Inc.	2,076,348	21,635,546
Wintrust Financial Corp.	1,503,873	76,697,523

		1,695,796,339
BIOTECHNOLOGY — 1.33%
Acorda Therapeutics Inc.[a,b]	1,344,576	34,293,411
AMAG Pharmaceuticals Inc.[a,b]	1,011,322	24,190,822
Emergent BioSolutions Inc.[a,b]	912,454	25,658,206
Enanta Pharmaceuticals Inc.[a,b]	390,510	8,610,746
Ligand Pharmaceuticals Inc.[a,b]	552,707	65,921,364
MiMedx Group Inc.[a,b]	2,911,585	23,234,448
Momenta Pharmaceuticals Inc.[a,b]	1,847,739	19,955,581
Repligen Corp.[a,b]	982,324	26,876,385
Spectrum Pharmaceuticals Inc.[a,b]	1,781,828	11,706,610

		240,447,573
BUILDING PRODUCTS — 1.75%
AAON Inc.	1,160,895	31,936,222
American Woodmark Corp.[a]	399,223	26,500,423
Apogee Enterprises Inc.	840,177	38,942,204
Gibraltar Industries Inc.[a]	868,386	27,414,946
Griffon Corp.[b]	1,078,558	18,184,488
PGT Inc.[a,b]	1,420,612	14,632,304
Quanex Building Products Corp.	1,002,687	18,639,951
Simpson Manufacturing Co. Inc.	1,198,362	47,898,529
Trex Co. Inc.[a,b]	856,049	38,453,721
Universal Forest Products Inc.	592,286	54,898,989

		317,501,777
CAPITAL MARKETS — 1.23%
Calamos Asset Management Inc. Class A	511,490	3,738,992
Evercore Partners Inc. Class A	1,157,705	51,158,984
Financial Engines Inc.	1,543,271	39,924,421
Greenhill & Co. Inc.	812,609	13,083,005
Interactive Brokers Group Inc. Class A	1,698,679	60,133,236
INTL. FCStone Inc.[a,b]	438,314	11,961,589
Investment Technology Group Inc.	918,804	15,362,403
Piper Jaffray Companies[a]	414,309	15,619,449
Virtus Investment Partners Inc.[b]	175,559	12,496,290

		223,478,369
CHEMICALS — 2.77%
A Schulman Inc.	855,330	20,887,159
American Vanguard Corp.	751,207	11,350,738
Balchem Corp.	921,174	54,948,029

Security	Shares	Value
Calgon Carbon Corp.	1,475,501	$19,402,838
Chemours Co. (The)	5,295,014	43,630,915
Flotek Industries Inc.[a,b]	1,572,492	20,756,894
FutureFuel Corp.	671,146	7,302,068
Hawkins Inc.	277,701	12,055,000
HB Fuller Co.	1,457,023	64,094,442
Ingevity Corp.[a,b]	1,228,580	41,820,863
Innophos Holdings Inc.	565,241	23,858,823
Innospec Inc.	699,735	32,180,813
Intrepid Potash Inc.[a,b]	1,639,412	2,360,753
Koppers Holdings Inc.[a]	601,545	18,485,478
Kraton Performance Polymers Inc.[a,b]	900,644	25,154,987
LSB Industries Inc.[a,b]	601,638	7,267,787
Quaker Chemical Corp.	386,395	34,466,434
Rayonier Advanced Materials Inc.	1,265,606	17,199,586
Stepan Co.	534,522	31,820,095
Tredegar Corp.	725,360	11,692,803

		500,736,505
COMMERCIAL SERVICES & SUPPLIES — 3.48%
ABM Industries Inc.	1,636,294	59,692,005
Brady Corp. Class A	1,363,391	41,665,229
Brink’s Co. (The)	1,439,554	41,012,893
Essendant Inc.	1,084,541	33,143,573
G&K Services Inc. Class A	576,488	44,141,686
Healthcare Services Group Inc.[b]	2,110,490	87,332,076
Interface Inc.	1,911,420	29,149,155
Matthews International Corp. Class A	934,741	52,008,989
Mobile Mini Inc.	1,297,082	44,930,921
Multi-Color Corp.	383,139	24,291,013
Team Inc.[a,b]	863,599	21,443,163
Tetra Tech Inc.	1,690,151	51,963,693
U.S. Ecology Inc.	635,580	29,204,901
UniFirst Corp./MA	446,089	51,621,419
Viad Corp.	593,043	18,384,333

		629,985,049
COMMUNICATIONS EQUIPMENT — 1.20%
ADTRAN Inc.	1,432,274	26,711,910
Bel Fuse Inc. Class B	259,544	4,614,692
Black Box Corp.	437,532	5,722,919
CalAmp Corp.[a,b]	1,071,975	15,875,950

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
Comtech Telecommunications Corp.	684,661	$8,791,047
Digi International Inc.[a]	763,296	8,190,166
Harmonic Inc.[a,b]	2,272,815	6,477,523
Ixia[a]	1,816,468	17,837,716
Lumentum Holdings Inc.[a,b]	1,384,262	33,499,140
NETGEAR Inc.[a,b]	950,223	45,173,601
Viavi Solutions Inc.[a]	6,784,422	44,980,718

		217,875,382
CONSTRUCTION & ENGINEERING — 0.85%
Aegion Corp.[a,b]	1,028,104	20,058,309
Comfort Systems USA Inc.	1,085,702	35,361,314
Dycom Industries Inc.[a,b]	914,215	82,059,938
MYR Group Inc.[a]	532,693	12,827,248
Orion Group Holdings Inc.[a,b]	799,947	4,247,719

		154,554,528
CONSTRUCTION MATERIALS — 0.35%
Headwaters Inc.[a]	2,161,203	38,771,982
U.S. Concrete Inc.[a,b]	403,778	24,594,118

		63,366,100
CONSUMER FINANCE — 0.98%
Cash America International Inc.	701,761	29,909,054
Encore Capital Group Inc.[a,b]	686,277	16,148,098
Enova International Inc.[a,b]	782,419	5,758,604
Ezcorp Inc. Class Aa,b	1,499,277	11,334,534
First Cash Financial Services Inc.	824,187	42,305,519
Green Dot Corp. Class Aa,b	1,264,485	29,070,510
PRA Group Inc.[a,b]	1,352,611	32,652,029
World Acceptance Corp.[a,b]	243,902	11,121,931

		178,300,279
CONTAINERS & PACKAGING — 0.05%
Myers Industries Inc.	638,524	9,194,746

		9,194,746
DISTRIBUTORS — 0.36%
Core-Mark Holding Co. Inc.	1,349,630	63,243,662
VOXX International Corp.[a]	592,648	1,653,488

		64,897,150
DIVERSIFIED CONSUMER SERVICES — 0.40%
American Public Education Inc.[a,b]	468,365	13,161,056
Capella Education Co.	311,523	16,398,571
Career Education Corp.[a,b]	1,992,235	11,853,798
Regis Corp.[a,b]	1,092,893	13,606,518

Security	Shares	Value
Strayer Education Inc.[a,b]	326,097	$16,021,146
Universal Technical Institute Inc.	635,763	1,436,824

		72,477,913
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.33%
8x8 Inc.[a,b]	2,608,356	38,108,081
ATN International Inc.	315,796	24,572,087
Cincinnati Bell Inc.[a,b]	6,133,522	28,030,195
Cogent Communications Holdings Inc.	1,200,914	48,108,615
Consolidated Communications Holdings Inc.[b]	1,478,292	40,268,674
General Communication Inc. Class Aa	854,499	13,501,084
Inteliquent Inc.	993,783	19,766,344
Iridium Communications Inc.[a,b]	2,373,535	21,076,991
Lumos Networks Corp.[a]	682,649	8,260,053

		241,692,124
ELECTRIC UTILITIES — 0.79%
ALLETE Inc.	1,351,161	87,325,535
El Paso Electric Co.	1,181,052	55,828,328

		143,153,863
ELECTRICAL EQUIPMENT — 0.97%
AZZ Inc.	756,307	45,363,294
Encore Wire Corp.	604,440	22,533,523
EnerSys	1,261,838	75,041,506
General Cable Corp.	1,442,266	18,331,201
Powell Industries Inc.	257,664	10,136,502
Vicor Corp.[a]	484,419	4,878,099

		176,284,125
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.39%
Agilysys Inc.[a,b]	442,555	4,633,551
Anixter International Inc.[a,b]	829,389	44,189,846
Badger Meter Inc.	424,413	30,994,881
Benchmark Electronics Inc.[a,b]	1,439,519	30,445,827
Coherent Inc.[a,b]	708,560	65,031,637
CTS Corp.	960,043	17,203,971
Daktronics Inc.	1,130,198	7,063,738
DTS Inc./CAa,b	510,865	13,512,379
Electro Scientific Industries Inc.[a]	820,933	4,794,249
ePlus Inc.[a,b]	164,319	13,439,651
Fabrinet[a]	894,257	33,194,820

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
FARO Technologies Inc.[a,b]	486,769	$16,467,395
II-VI Inc.[a,b]	1,548,884	29,057,064
Insight Enterprises Inc.[a,b]	1,072,509	27,885,234
Itron Inc.[a,b]	1,105,787	47,659,420
Littelfuse Inc.	654,007	77,297,087
Methode Electronics Inc.	1,077,283	36,875,397
MTS Systems Corp.	479,142	21,005,585
OSI Systems Inc.[a,b]	513,710	29,861,962
Park Electrochemical Corp.	591,154	8,589,468
Plexus Corp.[a]	973,055	42,035,976
QLogic Corp.[a]	2,427,847	35,786,465
Rofin-Sinar Technologies Inc.[a,b]	828,526	26,463,120
Rogers Corp.[a]	525,682	32,119,170
Sanmina Corp.[a]	2,148,103	57,590,641
ScanSource Inc.[a]	750,430	27,848,457
TTM Technologies Inc.[a,b]	1,904,805	14,343,182

		795,390,173
ENERGY EQUIPMENT & SERVICES — 1.67%
Archrock Inc.	2,035,493	19,174,344
Atwood Oceanics Inc.[b]	1,703,517	21,328,033
Basic Energy Services Inc.[a,b]	1,167,433	1,961,287
Bristow Group Inc.	1,027,487	11,723,627
CARBO Ceramics Inc.[b]	574,075	7,520,383
Era Group Inc.[a,b]	576,465	5,418,771
Exterran Corp.[a]	1,031,272	13,251,845
Geospace Technologies Corp.[a,b]	393,807	6,446,621
Gulf Island Fabrication Inc.	394,562	2,738,260
Gulfmark Offshore Inc. Class Aa,b	768,315	2,404,826
Helix Energy Solutions Group Inc.[a]	2,922,738	19,757,709
Hornbeck Offshore Services Inc.[a,b]	944,033	7,873,235
Matrix Service Co.[a]	776,494	12,804,386
Newpark Resources Inc.[a,b]	2,459,871	14,242,653
Pioneer Energy Services Corp.[a,b]	1,903,901	8,757,945
SEACOR Holdings Inc.[a,b]	464,909	26,941,477
Tesco Corp.	1,348,528	9,021,652
TETRA Technologies Inc.[a]	2,643,792	16,840,955
Tidewater Inc.	1,374,335	6,060,817
U.S. Silica Holdings Inc.[b]	1,852,401	63,852,262
Unit Corp.[a,b]	1,501,670	23,365,985

		301,487,073
FOOD & STAPLES RETAILING — 0.34%
Andersons Inc. (The)	767,120	27,263,445

Security	Shares	Value
SpartanNash Co.	1,093,852	$33,449,994

		60,713,439
FOOD PRODUCTS — 1.86%
B&G Foods Inc.[b]	1,826,903	88,056,725
Cal-Maine Foods Inc.[b]	906,223	40,163,803
Calavo Growers Inc.	432,949	29,007,583
Darling Ingredients Inc.[a]	4,800,312	71,524,649
J&J Snack Foods Corp.	429,155	51,185,317
Sanderson Farms Inc.[b]	579,674	50,222,955
Seneca Foods Corp. Class Aa	175,258	6,346,092

		336,507,124
GAS UTILITIES — 2.00%
Northwest Natural Gas Co.	802,122	51,993,548
Piedmont Natural Gas Co. Inc.	2,364,106	142,130,053
South Jersey Industries Inc.	2,318,167	73,300,440
Spire Inc.	1,330,776	94,272,172

		361,696,213
HEALTH CARE EQUIPMENT & SUPPLIES — 4.49%
Abaxis Inc.	618,385	29,206,324
Analogic Corp.	361,549	28,721,453
AngioDynamics Inc.[a,b]	773,170	11,110,453
Anika Therapeutics Inc.[a,b]	418,603	22,458,051
Cantel Medical Corp.	1,046,079	71,897,010
CONMED Corp.	753,412	35,960,355
CryoLife Inc.	754,733	8,913,397
Cynosure Inc. Class Aa,b	686,638	33,401,505
Haemonetics Corp.[a,b]	1,489,449	43,179,126
ICU Medical Inc.[a,b]	422,289	47,613,085
Inogen Inc.[a,b]	424,690	21,281,216
Integer Holdings Corp.[a,b]	737,624	22,814,710
Integra LifeSciences Holdings Corp.[a,b]	846,823	67,559,539
Invacare Corp.[b]	885,599	10,742,316
Masimo Corp.[a,b]	1,285,986	67,533,555
Meridian Bioscience Inc.[b]	1,231,117	24,006,781
Merit Medical Systems Inc.[a]	1,296,128	25,702,218
Natus Medical Inc.[a]	966,506	36,533,927
Neogen Corp.[a,b]	1,094,645	61,573,781
NuVasive Inc.[a,b]	1,453,379	86,795,794
SurModics Inc.[a,b]	381,276	8,952,360
Vascular Solutions Inc.[a,b]	508,232	21,172,945
Zeltiq Aesthetics Inc.[a,b]	944,745	25,819,881

		812,949,782

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.68%
Aceto Corp.	862,874	$18,888,312
Adeptus Health Inc. Class Aa,b	392,956	20,300,107
Air Methods Corp.[a,b]	1,019,020	36,511,487
Almost Family Inc.[a,b]	255,052	10,867,766
Amedisys Inc.[a,b]	819,192	41,352,812
AMN Healthcare Services Inc.[a,b]	1,401,314	56,010,521
Chemed Corp.	482,968	65,833,368
CorVel Corp.[a]	297,929	12,864,574
Cross Country Healthcare Inc.[a,b]	960,157	13,365,385
Diplomat Pharmacy Inc.[a,b]	1,059,059	37,067,065
Ensign Group Inc. (The)	1,366,226	28,704,408
ExamWorks Group Inc.[a,b]	1,154,758	40,243,316
HealthEquity Inc.[a,b]	1,031,784	31,350,757
Healthways Inc.[a,b]	918,858	10,612,810
Kindred Healthcare Inc.	2,486,380	28,071,230
Landauer Inc.	280,055	11,527,064
LHC Group Inc.[a,b]	381,392	16,506,646
Magellan Health Inc.[a]	681,201	44,802,590
PharMerica Corp.[a,b]	897,769	22,138,983
Providence Service Corp. (The)[a]	357,262	16,033,919
Quorum Health Corp.[a]	862,908	9,241,745
Select Medical Holdings Corp.[a,b]	3,064,936	33,315,854
Surgical Care Affiliates Inc.[a,b]	794,068	37,853,221
U.S. Physical Therapy Inc.	365,201	21,988,752

		665,452,692
HEALTH CARE TECHNOLOGY — 1.13%
Computer Programs & Systems Inc.[b]	312,825	12,487,974
HealthStream Inc.[a,b]	713,902	18,932,681
HMS Holdings Corp.[a]	2,455,674	43,244,419
Medidata Solutions Inc.[a,b]	1,671,199	78,329,097
Omnicell Inc.[a,b]	1,048,305	35,883,480
Quality Systems Inc.	1,303,570	15,525,519

		204,403,170
HOTELS, RESTAURANTS & LEISURE — 2.90%
Belmond Ltd.[a,b]	2,551,797	25,262,790
Biglari Holdings Inc.[a,b]	30,850	12,443,039
BJ’s Restaurants Inc.[a,b]	577,685	25,319,934
Bob Evans Farms Inc./DE	579,493	21,991,759
Boyd Gaming Corp.[a,b]	2,354,870	43,329,608
Chuy’s Holdings Inc.[a,b]	483,886	16,747,294

Security	Shares	Value
DineEquity Inc.	483,541	$40,994,606
Interval Leisure Group Inc.	3,234,606	51,430,235
Krispy Kreme Doughnuts Inc.[a]	1,780,030	37,309,429
Marcus Corp. (The)	548,298	11,569,088
Marriott Vacations Worldwide Corp.	716,304	49,059,661
Monarch Casino & Resort Inc.[a]	318,481	6,997,028
Papa John’s International Inc.	804,009	54,672,612
Popeyes Louisiana Kitchen Inc.[a,b]	639,014	34,915,725
Red Robin Gourmet Burgers Inc.[a,b]	398,671	18,908,966
Ruby Tuesday Inc.[a,b]	1,753,420	6,329,846
Ruth’s Hospitality Group Inc.	986,452	15,733,909
Scientific Games Corp. Class Aa,b	1,483,952	13,637,519
Sonic Corp.	1,416,922	38,327,740

		524,980,788
HOUSEHOLD DURABLES — 1.59%
Cavco Industries Inc.[a]	242,649	22,736,211
Ethan Allen Interiors Inc.[b]	746,608	24,667,929
Installed Building Products Inc.[a]	486,698	17,662,271
iRobot Corp.[a,b]	802,516	28,152,261
La-Z-Boy Inc.	1,455,940	40,504,251
M/I Homes Inc.[a,b]	720,722	13,571,195
MDC Holdings Inc.	1,145,733	27,887,141
Meritage Homes Corp.[a,b]	1,085,763	40,759,543
TopBuild Corp.[a,b]	1,122,355	40,629,251
Universal Electronics Inc.[a,b]	421,558	30,470,212

		287,040,265
HOUSEHOLD PRODUCTS — 0.40%
Central Garden & Pet Co.[a,b]	289,616	6,611,933
Central Garden & Pet Co. Class Aa	970,235	21,063,802
WD-40 Co.	388,620	45,643,419

		73,319,154
INSURANCE — 2.91%
American Equity Investment Life Holding Co.	2,126,211	30,298,507
AMERISAFE Inc.	559,894	34,276,711
eHealth Inc.[a,b]	495,022	6,940,208
Employers Holdings Inc.	893,459	25,928,180
HCI Group Inc.	253,833	6,924,564
Horace Mann Educators Corp.	1,170,973	39,567,178
Infinity Property & Casualty Corp.	306,398	24,714,063
Navigators Group Inc. (The)[b]	322,455	29,656,186
ProAssurance Corp.	1,551,484	83,081,968

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
RLI Corp.	1,108,215	$76,223,028
Safety Insurance Group Inc.	409,290	25,204,078
Selective Insurance Group Inc.	1,665,566	63,641,277
Stewart Information Services Corp.	677,241	28,044,550
United Fire Group Inc.	622,054	26,393,751
United Insurance Holdings Corp.	528,207	8,652,030
Universal Insurance Holdings Inc.[b]	938,015	17,428,319

		526,974,598
INTERNET & CATALOG RETAIL — 0.30%
Blue Nile Inc.[b]	339,826	9,304,436
FTD Companies Inc.[a,b]	520,843	13,000,241
NutriSystem Inc.	852,806	21,627,160
PetMed Express Inc.	588,184	11,034,332

		54,966,169
INTERNET SOFTWARE & SERVICES — 1.15%
Blucora Inc.[a,b]	1,207,527	12,509,980
DHI Group Inc.[a]	1,208,414	7,528,419
Liquidity Services Inc.[a]	727,941	5,707,058
LivePerson Inc.[a,b]	1,454,096	9,218,969
LogMeIn Inc.[a,b]	729,405	46,266,159
Monster Worldwide Inc.[a,b]	2,590,803	6,192,019
NIC Inc.	1,788,929	39,249,102
QuinStreet Inc.[a,b]	1,052,627	3,736,826
Shutterstock Inc.[a]	550,463	25,211,205
Stamps.com Inc.[a,b]	458,238	40,059,166
XO Group Inc.[a,b]	697,867	12,163,822

		207,842,725
IT SERVICES — 1.86%
CACI International Inc. Class Aa,b	709,390	64,135,950
Cardtronics Inc.[a,b]	1,319,310	52,521,731
CIBER Inc.[a,b]	2,147,701	3,221,552
CSG Systems International Inc.	946,739	38,163,049
ExlService Holdings Inc.[a,b]	976,621	51,184,707
Forrester Research Inc.	292,953	10,798,248
ManTech International Corp./VA Class A	716,811	27,109,792
Perficient Inc.[a]	1,054,656	21,420,063
Sykes Enterprises Inc.[a]	1,132,240	32,789,670
TeleTech Holdings Inc.	480,424	13,033,903
Virtusa Corp.[a,b]	795,346	22,969,592

		337,348,257

Security	Shares	Value
LEISURE PRODUCTS — 0.39%
Arctic Cat Inc.[b]	386,148	$6,564,516
Callaway Golf Co.	2,744,750	28,023,897
Sturm Ruger & Co. Inc.[b]	553,488	35,428,767

		70,017,180
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Albany Molecular Research Inc.[a,b]	790,834	10,628,809
Cambrex Corp.[a,b]	933,080	48,268,228
Luminex Corp.[a,b]	1,126,682	22,792,777

		81,689,814
MACHINERY — 4.45%
Actuant Corp. Class A	1,718,339	38,851,645
Alamo Group Inc.	274,163	18,086,533
Albany International Corp. Class A	840,657	33,567,434
Astec Industries Inc.	551,605	30,972,621
Barnes Group Inc.	1,472,502	48,769,266
Briggs & Stratton Corp.	1,265,400	26,801,172
Chart Industries Inc.[a,b]	894,196	21,576,949
CIRCOR International Inc.	479,484	27,325,793
EnPro Industries Inc.	634,657	28,172,424
ESCO Technologies Inc.	751,450	30,012,913
Federal Signal Corp.	1,769,433	22,790,297
Franklin Electric Co. Inc.[b]	1,118,316	36,960,344
Greenbrier Companies Inc. (The)[b]	748,300	21,797,979
Harsco Corp.	2,342,762	15,555,940
Hillenbrand Inc.	1,838,419	55,226,107
John Bean Technologies Corp.	852,406	52,184,295
Lindsay Corp.[b]	315,292	21,395,715
Lydall Inc.[a,b]	499,242	19,250,771
Mueller Industries Inc.	1,666,685	53,133,918
Proto Labs Inc.[a,b]	690,817	39,763,426
SPX Corp.	1,219,272	18,106,189
SPX FLOW Inc.[a,b]	1,217,015	31,727,581
Standex International Corp.	373,841	30,890,482
Tennant Co.	516,526	27,825,256
Titan International Inc.	1,275,303	7,906,879
Watts Water Technologies Inc. Class A	812,907	47,359,962

		806,011,891
MARINE — 0.22%
Matson Inc.	1,262,328	40,760,571

		40,760,571

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
MEDIA — 0.69%
EW Scripps Co. (The) Class Aa	1,559,476	$24,702,100
Gannett Co. Inc.	3,400,060	46,954,828
Harte-Hanks Inc.	1,408,205	2,239,046
Scholastic Corp.[b]	778,060	30,818,957
Sizmek Inc.[a]	577,139	1,321,648
World Wrestling Entertainment Inc. Class Ab	1,003,790	18,479,774

		124,516,353
METALS & MINING — 1.02%
AK Steel Holding Corp.[a,b]	6,952,927	32,400,640
Century Aluminum Co.[a,b]	1,459,115	9,236,198
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Haynes International Inc.	364,643	11,697,747
Kaiser Aluminum Corp.	504,409	45,603,618
Materion Corp.	585,781	14,503,938
Olympic Steel Inc.	264,986	7,236,768
Stillwater Mining Co.[a,b]	3,533,482	41,907,096
SunCoke Energy Inc.	1,886,225	10,977,829
TimkenSteel Corp.	1,107,842	10,657,440

		184,224,764
MULTI-UTILITIES — 0.95%
Avista Corp.	1,843,586	82,592,653
NorthWestern Corp.	1,405,594	88,650,813

		171,243,466
MULTILINE RETAIL — 0.14%
Fred’s Inc. Class A	1,020,719	16,443,783
Tuesday Morning Corp.[a,b]	1,310,249	9,197,948

		25,641,731
OIL, GAS & CONSUMABLE FUELS — 1.28%
Bill Barrett Corp.[a,b]	1,466,835	9,373,076
Bonanza Creek Energy Inc.[a,b]	1,187,901	2,387,681
Carrizo Oil & Gas Inc.[a,b]	1,594,683	57,169,386
Cloud Peak Energy Inc.[a,b]	1,799,054	3,706,051
Contango Oil & Gas Co.[a]	520,388	6,369,549
Green Plains Inc.	1,057,506	20,854,018
Northern Oil and Gas Inc.[a,b]	1,573,557	7,269,833
PDC Energy Inc.[a,b]	1,350,963	77,828,979
REX American Resources Corp.[a,b]	160,548	9,605,587
Synergy Resources Corp.[a,b]	5,652,764	37,647,408

		232,211,568

Security	Shares	Value
PAPER & FOREST PRODUCTS — 1.13%
Boise Cascade Co.[a,b]	1,133,102	$26,004,691
Clearwater Paper Corp.[a,b]	499,306	32,639,633
Deltic Timber Corp.	312,216	20,959,060
KapStone Paper and Packaging Corp.	2,507,223	32,618,971
Neenah Paper Inc.	488,529	35,354,844
PH Glatfelter Co.	1,272,115	24,882,570
Schweitzer-Mauduit International Inc.	891,865	31,464,997

		203,924,766
PERSONAL PRODUCTS — 0.13%
Inter Parfums Inc.	498,873	14,252,802
Medifast Inc.	274,398	9,129,221

		23,382,023
PHARMACEUTICALS — 1.71%
ANI Pharmaceuticals Inc.[a,b]	221,447	12,361,171
Depomed Inc.[a,b]	1,783,273	34,987,816
Impax Laboratories Inc.[a,b]	2,024,093	58,334,360
Lannett Co. Inc.[a,b]	818,001	19,460,244
Medicines Co. (The)[a,b]	2,029,228	68,242,938
Nektar Therapeutics[a,b]	3,975,242	56,567,694
Phibro Animal Health Corp.	539,514	10,067,331
Sagent Pharmaceuticals Inc.[a,b]	705,092	10,562,278
SciClone Pharmaceuticals Inc.[a]	1,458,184	19,043,883
Supernus Pharmaceuticals Inc.[a,b]	1,010,718	20,588,326

		310,216,041
PROFESSIONAL SERVICES — 1.77%
CDI Corp.	431,191	2,630,265
Exponent Inc.	757,383	44,238,741
Heidrick & Struggles International Inc.	510,743	8,621,342
Insperity Inc.[b]	474,382	36,636,522
Kelly Services Inc. Class A	871,796	16,537,970
Korn/Ferry International	1,672,064	34,611,725
Navigant Consulting Inc.[a]	1,391,648	22,475,115
On Assignment Inc.[a]	1,401,677	51,791,965
Resources Connection Inc.	1,078,074	15,933,934
TrueBlue Inc.[a,b]	1,240,152	23,463,676
WageWorks Inc.[a,b]	1,056,941	63,215,641

		320,156,896

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.82%
Acadia Realty Trust[b]	2,088,616	$74,187,640
Agree Realty Corp.[b]	689,977	33,284,491
American Assets Trust Inc.	1,149,220	48,772,897
Capstead Mortgage Corp.[b]	2,805,590	27,214,223
CareTrust REIT Inc.[b]	1,691,441	23,308,057
Cedar Realty Trust Inc.[b]	2,195,241	16,310,641
Chesapeake Lodging Trust[b]	1,753,378	40,766,039
CoreSite Realty Corp.[b]	889,954	78,930,020
Cousins Properties Inc.[b]	5,822,711	60,556,194
DiamondRock Hospitality Co.[b]	5,859,645	52,912,594
EastGroup Properties Inc.[b]	938,022	64,648,476
Four Corners Property Trust Inc.[b]	1,566,518	32,254,606
Franklin Street Properties Corp.[b]	2,602,841	31,936,859
GEO Group Inc. (The)[b]	2,157,488	73,742,940
Getty Realty Corp.[b]	770,731	16,532,180
Government Properties Income Trust[b]	1,710,651	39,447,612
Kite Realty Group Trust[b]	2,431,648	68,159,093
Lexington Realty Trust[b]	6,170,297	62,381,703
LTC Properties Inc.	1,106,082	57,217,622
Parkway Properties Inc./Md	2,380,039	39,818,052
Pennsylvania REIT[b]	2,027,162	43,482,625
PS Business Parks Inc.[b]	568,713	60,329,075
Retail Opportunity Investments Corp.[b]	2,935,083	63,603,249
Sabra Health Care REIT Inc.[b]	1,904,849	39,306,559
Saul Centers Inc.[b]	332,568	20,522,771
Summit Hotel Properties Inc.[b]	2,546,624	33,717,302
Universal Health Realty Income Trust[b]	278,016	15,896,955
Urstadt Biddle Properties Inc. Class Ab	650,707	16,124,519

		1,235,364,994
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.34%
Forestar Group Inc.[a,b]	993,856	11,816,948
HFF Inc. Class A	1,011,809	29,221,044
RE/MAX Holdings Inc. Class A	515,500	20,754,030

		61,792,022
ROAD & RAIL — 0.74%
ArcBest Corp.	710,977	11,553,376
Celadon Group Inc.	804,443	6,572,299

Security	Shares	Value
Heartland Express Inc.[b]	1,725,314	$30,003,211
Knight Transportation Inc.[b]	1,778,682	47,277,368
Marten Transport Ltd.	675,835	13,381,533
Roadrunner Transportation Systems Inc.[a]	887,374	6,619,810
Saia Inc.[a,b]	733,043	18,428,701

		133,836,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.50%
Advanced Energy Industries Inc.[a]	1,154,685	43,831,843
Brooks Automation Inc.	2,004,649	22,492,162
Cabot Microelectronics Corp.	691,047	29,258,930
CEVA Inc.[a,b]	599,299	16,282,954
Cirrus Logic Inc.[a,b]	1,815,134	70,409,048
Cohu Inc.	739,992	8,028,913
Diodes Inc.[a,b]	1,129,383	21,221,107
DSP Group Inc.[a]	641,238	6,803,535
Exar Corp.[a,b]	1,429,424	11,506,863
Kopin Corp.[a,b]	1,825,742	4,053,147
Kulicke & Soffa Industries Inc.[a,b]	2,055,248	25,012,368
MKS Instruments Inc.	1,556,804	67,035,980
Monolithic Power Systems Inc.	1,081,184	73,866,491
Nanometrics Inc.[a,b]	715,308	14,871,253
Power Integrations Inc.	840,469	42,082,283
Rambus Inc.[a,b]	3,212,555	38,807,664
Rudolph Technologies Inc.[a,b]	906,257	14,074,171
Semtech Corp.[a,b]	1,904,847	45,449,650
Tessera Technologies Inc.	1,344,389	41,192,079
Ultratech Inc.[a,b]	780,594	17,930,244
Veeco Instruments Inc.[a,b]	1,166,978	19,325,156

		633,535,841
SOFTWARE — 2.86%
Blackbaud Inc.	1,385,226	94,056,845
Bottomline Technologies de Inc.[a,b]	1,106,976	23,833,193
Ebix Inc.[b]	745,807	35,724,155
Epiq Systems Inc.	953,986	13,928,196
Interactive Intelligence Group Inc.[a,b]	516,254	21,161,251
MicroStrategy Inc. Class Aa,b	273,979	47,951,805
Monotype Imaging Holdings Inc.	1,187,182	29,240,293
Progress Software Corp.[a,b]	1,468,501	40,325,037
Qualys Inc.[a]	714,052	21,285,890
Rovi Corp.[a,b]	2,365,557	36,997,312

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
Synchronoss Technologies Inc.[a,b]	1,174,508	$37,419,825
Take-Two Interactive Software Inc.[a,b]	2,474,126	93,818,858
Tangoe Inc.[a,b]	1,093,535	8,442,090
VASCO Data Security International Inc.[a]	875,595	14,351,002

		518,535,752
SPECIALTY RETAIL — 3.98%
Asbury Automotive Group Inc.[a,b]	646,567	34,099,944
Barnes & Noble Education Inc.[a,b]	1,144,597	11,617,660
Barnes & Noble Inc.	1,764,757	20,029,992
Big 5 Sporting Goods Corp.	534,929	4,958,792
Buckle Inc. (The)[b]	817,845	21,255,792
Caleres Inc.	1,275,112	30,870,462
Cato Corp. (The) Class A	756,836	28,547,854
Children’s Place Inc. (The)	550,746	44,158,814
Express Inc.[a,b]	1,999,783	29,016,851
Finish Line Inc. (The) Class A	1,235,162	24,937,921
Five Below Inc.[a,b]	1,596,202	74,079,735
Francesca’s Holdings Corp.[a,b]	1,188,713	13,135,279
Genesco Inc.[a,b]	610,230	39,243,891
Group 1 Automotive Inc.	612,245	30,220,413
Haverty Furniture Companies Inc.	587,950	10,600,739
Hibbett Sports Inc.[a,b]	654,750	22,778,752
Kirkland’s Inc.[a]	421,116	6,181,983
Lithia Motors Inc. Class A	695,151	49,404,382
Lumber Liquidators Holdings Inc.[a,b]	790,359	12,187,336
MarineMax Inc.[a,b]	711,360	12,071,779
Monro Muffler Brake Inc.[b]	940,724	59,792,417
Outerwall Inc.[b]	502,884	21,121,128
Rent-A-Center Inc./TX	1,548,525	19,015,887
Select Comfort Corp.[a,b]	1,363,793	29,157,894
Sonic Automotive Inc. Class A	842,785	14,420,051
Stage Stores Inc.[b]	790,214	3,856,244
Stein Mart Inc.	871,418	6,727,347
Tailored Brands Inc.	1,421,320	17,993,911
Vitamin Shoppe Inc.[a,b]	709,046	21,675,536
Zumiez Inc.[a,b]	549,598	7,864,747

		721,023,533
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.67%
Cray Inc.[a,b]	1,189,708	35,596,064
Electronics For Imaging Inc.[a,b]	1,374,030	59,138,251

Security	Shares	Value
Super Micro Computer Inc.[a,b]	1,088,065	$27,038,415

		121,772,730
TEXTILES, APPAREL & LUXURY GOODS — 1.70%
Crocs Inc.[a,b]	2,142,275	24,164,862
G-III Apparel Group Ltd.[a,b]	1,170,161	53,499,761
Iconix Brand Group Inc.[a,b]	1,420,223	9,600,707
Movado Group Inc.	480,572	10,418,801
Oxford Industries Inc.	430,629	24,382,214
Perry Ellis International Inc.[a]	340,473	6,850,317
Steven Madden Ltd.[a,b]	1,623,581	55,493,999
Tumi Holdings Inc.[a,b]	1,638,442	43,811,939
Unifi Inc.[a]	440,314	11,989,750
Vera Bradley Inc.[a,b]	591,553	8,382,306
Wolverine World Wide Inc.	2,904,296	59,015,295

		307,609,951
THRIFTS & MORTGAGE FINANCE — 1.45%
Astoria Financial Corp.	2,663,432	40,830,413
Bank Mutual Corp.	1,237,188	9,501,604
BofI Holding Inc.[a,b]	1,675,453	29,672,273
Dime Community Bancshares Inc.	904,298	15,382,109
LendingTree Inc.[a,b]	201,819	17,826,672
Northfield Bancorp. Inc.	1,147,281	17,014,177
Northwest Bancshares Inc.[b]	2,972,120	44,076,540
Oritani Financial Corp.	1,120,697	17,919,945
Provident Financial Services Inc.	1,727,172	33,921,658
TrustCo Bank Corp. NY	2,793,444	17,905,976
Walker & Dunlop Inc.[a,b]	795,776	18,127,777

		262,179,144
TOBACCO — 0.21%
Universal Corp./VA	663,016	38,282,544

		38,282,544
TRADING COMPANIES & DISTRIBUTORS — 0.55%
Applied Industrial Technologies Inc.	1,138,651	51,398,706
DXP Enterprises Inc.[a,b]	375,979	5,613,367
Kaman Corp.	790,102	33,595,137
Veritiv Corp.[a,b]	238,816	8,974,705

		99,581,915
WATER UTILITIES — 0.53%
American States Water Co.	1,066,578	46,737,448
California Water Service Group	1,399,723	48,892,324

		95,629,772

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Spok Holdings Inc.	604,991	$11,594,653

		11,594,653

TOTAL COMMON STOCKS (Cost: $16,835,180,748)		18,091,750,315

SHORT-TERM INVESTMENTS — 10.08%

MONEY MARKET FUNDS — 10.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,715,233,822	1,715,233,822
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	94,423,704	94,423,704
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	14,933,803	14,933,803

		1,824,591,329

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,824,591,329)		1,824,591,329

TOTAL INVESTMENTS IN SECURITIES — 110.00% (Cost: $18,659,772,077)[f]		19,916,341,644

SHORT POSITIONS[g] — 0.00%

COMMON STOCKS — 0.00%
Southwest Gas Corp.	(440)	(34,632)

TOTAL SHORT POSITIONS (Proceeds: $34,630)		(34,632)
Other Assets, Less Liabilities — (10.00)%		(1,810,640,919)

NET ASSETS — 100.00%		$18,105,666,093

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $19,152,322,912. Net unrealized appreciation was $764,018,732, of which $2,722,918,279 represented gross unrealized appreciation on securities and $1,958,899,547 represented gross unrealized depreciation on securities.
[g]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	130	Sep. 2016	ICE Markets Equity	$14,409,214	$14,916,200	$506,986

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$18,091,746,825	$—	$3,490	$18,091,750,315
Money market funds	1,824,591,329	—	—	1,824,591,329
Liabilities:
Short Positions	(34,632)	—	—	(34,632)

Total	$19,916,303,522	$—	$3,490	$19,916,307,012

Derivative financial instruments[a]:
Assets:
Futures contracts	$506,986	$—	$—	$506,986

Total	$506,986	$—	$—	$506,986

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

87

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.42%
AAR Corp.	6,011	$140,297
Aerojet Rocketdyne Holdings Inc.[a]	11,770	215,156
Aerovironment Inc.[a]	3,689	102,554
Air Industries Group	1,537	7,301
American Science & Engineering Inc.	1,431	53,534
Arotech Corp.[a]	4,027	11,316
Astronics Corp.[a]	3,530	117,408
Astrotech Corp.[a,b]	2,685	4,538
B/E Aerospace Inc.	18,953	875,155
Boeing Co. (The)	110,108	14,299,726
BWX Technologies Inc.	19,149	684,960
CPI Aerostructures Inc.[a]	1,400	8,610
Cubic Corp.	4,058	162,969
Curtiss-Wright Corp.	8,242	694,388
DigitalGlobe Inc.[a,b]	11,007	235,440
Ducommun Inc.[a]	1,867	36,929
Engility Holdings Inc.[a]	3,235	68,323
Erickson Inc.[a]	906	553
Esterline Technologies Corp.[a]	5,468	339,235
General Dynamics Corp.	52,849	7,358,695
HEICO Corp.	3,490	233,167
HEICO Corp. Class A	6,609	354,573
Hexcel Corp.	17,157	714,417
Honeywell International Inc.	140,135	16,300,503
Huntington Ingalls Industries Inc.	8,646	1,452,787
Innovative Solutions & Support Inc.[a]	2,813	7,933
KEYW Holding Corp. (The)[a,b]	7,549	75,037
KLX Inc.[a]	9,982	309,442
Kratos Defense & Security Solutions Inc.[a]	8,596	35,244
L-3 Communications Holdings Inc.	14,180	2,080,064
LMI Aerospace Inc.[a]	2,442	19,634
Lockheed Martin Corp.	48,150	11,949,385
Mercury Systems Inc.[a]	7,318	181,925
Micronet Enertec Technologies Inc.[a]	1,626	3,528
Moog Inc. Class Aa	6,040	325,677
National Presto Industries Inc.	875	82,556
Northrop Grumman Corp.	33,194	7,378,362
Orbital ATK Inc.	10,745	914,829
Raytheon Co.	54,628	7,426,677
Rockwell Collins Inc.	24,039	2,046,680

Security	Shares	Value
SIFCO Industries Inc.[a]	557	$5,498
Sparton Corp.[a]	1,609	35,028
Spirit AeroSystems Holdings Inc. Class Aa	22,060	948,580
TASER International Inc.[a,b]	9,678	240,789
Tel-Instrument Electronics Corp.[a]	226	972
Teledyne Technologies Inc.[a]	6,391	633,028
Textron Inc.	49,480	1,808,989
TransDigm Group Inc.[a]	9,758	2,573,087
Triumph Group Inc.	9,233	327,771
United Technologies Corp.	143,114	14,676,341
Vectrus Inc.[a]	1,884	53,675

		98,613,265
AIR FREIGHT & LOGISTICS — 0.63%
Air T Inc.[a]	253	5,439
Air Transport Services Group Inc.[a]	9,460	122,602
Atlas Air Worldwide Holdings Inc.[a]	4,431	183,532
CH Robinson Worldwide Inc.	26,255	1,949,434
Echo Global Logistics Inc.[a]	4,578	102,639
Expeditors International of Washington Inc.	33,492	1,642,448
FedEx Corp.	45,918	6,969,434
Forward Air Corp.	5,708	254,177
Hub Group Inc. Class Aa	6,335	243,074
Park-Ohio Holdings Corp.	1,630	46,096
Radiant Logistics Inc.[a]	5,926	17,778
United Parcel Service Inc. Class B	126,966	13,676,778
XPO Logistics Inc.[a,b]	16,501	433,316

		25,646,747
AIRLINES — 0.48%
Alaska Air Group Inc.	22,739	1,325,456
Allegiant Travel Co.	2,431	368,296
American Airlines Group Inc.	106,334	3,010,316
Delta Air Lines Inc.	141,964	5,171,749
Hawaiian Holdings Inc.[a]	8,586	325,925
JetBlue Airways Corp.[a]	58,999	977,023
SkyWest Inc.	9,279	245,522
Southwest Airlines Co.	117,469	4,605,959
Spirit Airlines Inc.[a]	13,176	591,207
United Continental Holdings Inc.[a]	61,938	2,541,936
Virgin America Inc.[a]	3,372	189,540

		19,352,929

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
AUTO COMPONENTS — 0.46%
American Axle & Manufacturing Holdings Inc.[a]	13,779	$199,520
Autoliv Inc.	16,238	1,744,773
BorgWarner Inc.	40,150	1,185,228
Clean Diesel Technologies Inc.[a,b]	4,549	1,501
Cooper Tire & Rubber Co.	9,456	281,978
Cooper-Standard Holding Inc.[a]	3,238	255,770
Dana Holding Corp.	27,688	292,385
Delphi Automotive PLC	50,253	3,145,838
Dorman Products Inc.[a,b]	5,713	326,784
Drew Industries Inc.	4,483	380,338
Federal-Mogul Holdings Corp.[a,b]	5,807	48,256
Fox Factory Holding Corp.[a]	3,264	56,696
Gentex Corp.	52,997	818,804
Gentherm Inc.[a]	6,646	227,625
Goodyear Tire & Rubber Co. (The)	48,872	1,254,055
Horizon Global Corp.[a]	3,402	38,613
Johnson Controls Inc.	119,295	5,279,997
Lear Corp.	13,604	1,384,343
Metaldyne Performance Group Inc.	2,360	32,450
Modine Manufacturing Co.[a]	7,988	70,294
Motorcar Parts of America Inc.[a,b]	3,371	91,624
Shiloh Industries Inc.[a]	1,806	13,166
Spartan Motors Inc.	6,314	39,526
Standard Motor Products Inc.	3,539	140,781
Stoneridge Inc.[a]	4,893	73,101
Strattec Security Corp.	711	28,987
Superior Industries International Inc.	4,225	113,145
Sypris Solutions Inc.[a]	3,509	2,983
Tenneco Inc.[a,b]	10,444	486,795
Tower International Inc.	3,734	76,846
Unique Fabricating Inc.	657	8,797
UQM Technologies Inc.[a]	7,825	4,930
Visteon Corp.	6,275	412,958
Workhorse Group Inc.[a,b]	3,172	21,728

		18,540,615
AUTOMOBILES — 0.56%
Ford Motor Co.	717,636	9,020,685
General Motors Co.	257,745	7,294,183
Harley-Davidson Inc.	33,397	1,512,884
Tesla Motors Inc.[a,b]	20,657	4,385,068
Thor Industries Inc.	8,362	541,356
Winnebago Industries Inc.	4,967	113,844

		22,868,020

Security	Shares	Value
BANKS — 5.33%
1st Century Bancshares Inc.[a]	1,518	$17,032
1st Constitution Bancorp.[a]	1,088	13,078
1st Source Corp.	2,847	92,214
Access National Corp.	1,162	22,671
ACNB Corp.	1,082	27,169
Allegiance Bancshares Inc.[a]	636	15,824
American National Bankshares Inc.	1,544	38,878
American River Bankshares[a]	1,151	11,683
Ameris Bancorp.	4,843	143,837
AmeriServ Financial Inc.	3,213	9,703
Ames National Corp.	1,738	46,613
Anchor Bancorp. Inc./WAa	565	13,351
Arrow Financial Corp.	2,395	72,545
Associated Banc-Corp.	27,332	468,744
Atlantic Capital Bancshares Inc.[a]	1,404	20,302
Auburn National BanCorp. Inc.	538	15,328
Avenue Financial Holdings Inc.[a]	571	11,220
Banc of California Inc.	8,951	162,013
BancFirst Corp.	1,510	91,083
Bancorp. Inc. (The)[a]	6,603	39,750
Bancorp. of New Jersey Inc.	933	10,888
BancorpSouth Inc.	15,386	349,108
Bank of America Corp.	1,888,558	25,061,165
Bank of Commerce Holdings	2,333	15,398
Bank of Hawaii Corp.	7,825	538,360
Bank of Marin Bancorp.	960	46,435
Bank of South Carolina Corp.	816	12,925
Bank of the James Financial Group Inc.	718	8,803
Bank of the Ozarks Inc.	14,988	562,350
BankUnited Inc.	19,133	587,766
Bankwell Financial Group Inc.[b]	1,042	22,987
Banner Corp.	3,626	154,250
Bar Harbor Bankshares	1,055	37,030
Bay Bancorp. Inc.[a]	1,889	9,577
BB&T Corp.	151,030	5,378,178
BBCN Bancorp. Inc.	14,485	216,116
BCB Bancorp. Inc.	1,761	18,033
Berkshire Hills Bancorp. Inc.	5,741	154,548
Blue Hills Bancorp. Inc.	5,098	75,246
BNC Bancorp.	7,216	163,875
BOK Financial Corp.	3,710	232,617

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Boston Private Financial Holdings Inc.	15,287	$180,081
Bridge Bancorp. Inc.	1,786	50,722
Brookline Bancorp. Inc.	12,779	140,952
Bryn Mawr Bank Corp.	2,796	81,643
C&F Financial Corp.	647	28,960
C1 Financial Inc.[a]	1,439	33,572
California First National Bancorp.	286	4,224
Camden National Corp.	1,444	60,648
Capital Bank Financial Corp. Class A	4,429	127,555
Capital City Bank Group Inc.	1,898	26,420
Cardinal Financial Corp.	5,891	129,249
Carolina Bank Holdings Inc.[a]	894	15,627
Carolina Financial Corp.[b]	1,770	33,064
Carolina Trust Bank[a]	983	5,800
Cascade Bancorp.[a]	5,711	31,639
Cathay General Bancorp.	13,688	386,002
CB Financial Services Inc.	772	16,444
CenterState Banks Inc.	8,379	131,969
Central Pacific Financial Corp.	5,775	136,290
Central Valley Community Bancorp.	1,691	23,674
Century Bancorp. Inc./MA Class A	578	24,467
Chemical Financial Corp.[b]	6,913	257,786
Chemung Financial Corp.[b]	717	21,044
CIT Group Inc.	31,676	1,010,781
Citigroup Inc.	539,617	22,874,365
Citizens & Northern Corp.	2,299	46,486
Citizens Financial Group Inc.	97,401	1,946,072
Citizens First Corp.	289	4,115
Citizens Holding Co.	771	16,908
City Holding Co.	2,736	124,406
Civista Bancshares Inc.	1,135	14,869
CNB Financial Corp./PA	2,432	43,290
CoBiz Financial Inc.	6,755	79,033
Codorus Valley Bancorp. Inc.	1,129	22,998
Colony Bankcorp Inc.[a]	1,095	10,413
Columbia Banking System Inc.	10,438	292,890
Comerica Inc.	32,355	1,330,761
Commerce Bancshares Inc./MO	15,275	731,672
Community Bank System Inc.	8,098	332,747
Community Bankers Trust Corp.[a]	4,257	22,051
Community Financial Corp. (The )	823	18,221
Community Trust Bancorp. Inc.	3,129	108,451
Community West Bancshares	1,101	8,070

Security	Shares	Value
CommunityOne Bancorp.[a]	2,272	$28,718
ConnectOne Bancorp. Inc.	5,104	80,082
Cordia Bancorp. Inc.[a]	1,421	7,162
County Bancorp. Inc.	805	16,599
CU Bancorp.[a]	1,878	42,687
Cullen/Frost Bankers Inc.	10,042	639,977
Customers Bancorp. Inc.[a]	4,871	122,408
CVB Financial Corp.	17,963	294,414
DNB Financial Corp.	561	13,240
Eagle Bancorp. Inc.[a]	5,345	257,148
Eagle Bancorp. Montana Inc.	793	10,079
East West Bancorp. Inc.	26,325	899,788
Eastern Virginia Bankshares Inc.	1,892	14,285
Emclaire Financial Corp.	214	5,123
Enterprise Bancorp. Inc./MA	1,204	28,884
Enterprise Financial Services Corp.	3,584	99,958
Equity Bancshares Inc. Class Aa,b	302	6,686
Evans Bancorp. Inc.	736	18,135
Farmers Capital Bank Corp.	1,446	39,548
Farmers National Banc Corp.	3,272	28,794
Fauquier Bankshares Inc.	774	11,246
FCB Financial Holdings Inc. Class Aa,b	1,581	53,754
Fidelity Southern Corp.	3,322	52,056
Fifth Third Bancorp.	141,647	2,491,571
Financial Institutions Inc.	2,489	64,888
First Bancorp. Inc./ME	1,808	38,944
First BanCorp./Puerto Rico[a]	21,393	84,930
First Bancorp./Southern Pines NC	3,440	60,475
First Bancshares Inc. (The)	926	15,992
First Bank/Hamilton NJa	1,466	10,174
First Busey Corp.	5,729	122,543
First Business Financial Services Inc.	1,552	36,425
First Citizens BancShares Inc./NC Class A	1,642	425,130
First Commonwealth Financial Corp.	16,195	148,994
First Community Bancshares Inc./VA	2,816	63,191
First Community Corp./SC	1,130	15,809
First Connecticut Bancorp. Inc./Farmington CT	2,587	42,841
First Financial Bancorp.	11,194	217,723
First Financial Bankshares Inc.[b]	11,992	393,218
First Financial Corp./IN	2,019	73,936
First Financial Northwest Inc.	1,802	23,931

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
First Foundation Inc.[a]	2,320	$49,880
First Horizon National Corp.	42,790	589,646
First Internet Bancorp.	786	18,723
First Interstate BancSystem Inc.	3,333	93,657
First Merchants Corp.	7,461	186,003
First Midwest Bancorp. Inc./IL	14,838	260,555
First NBC Bank Holding Co.[a]	2,795	46,928
First Niagara Financial Group Inc.	64,398	627,237
First Northwest Bancorp.[a]	2,420	30,831
First of Long Island Corp. (The)	2,460	70,528
First Republic Bank/CA	26,131	1,828,909
First Savings Financial Group Inc.	214	7,392
First South Bancorp. Inc./Washington NC	1,715	16,018
First United Corp.[a]	1,057	10,401
FirstMerit Corp.	30,551	619,269
Flushing Financial Corp.	5,013	99,658
FNB Corp./PA	37,865	474,827
Franklin Financial Network Inc.[a]	616	19,318
Fulton Financial Corp.	31,630	427,005
German American Bancorp. Inc.	2,545	81,364
Glacier Bancorp. Inc.	13,796	366,698
Glen Burnie Bancorp.	541	5,772
Great Southern Bancorp. Inc.	1,755	64,882
Great Western Bancorp. Inc.	10,569	333,346
Green Bancorp. Inc.[a]	1,926	16,795
Guaranty Bancorp.	2,771	46,276
Hampton Roads Bankshares Inc.[a,b]	6,986	12,505
Hancock Holding Co.	13,970	364,757
Hanmi Financial Corp.	5,860	137,651
Hawthorn Bancshares Inc.	875	12,060
Heartland Financial USA Inc.	3,153	111,269
Heritage Commerce Corp.	3,721	39,182
Heritage Financial Corp./WA	5,399	94,914
Heritage Oaks Bancorp.	3,699	29,370
Hilltop Holdings Inc.[a]	14,415	302,571
Home BancShares Inc./AR	22,186	439,061
HomeTrust Bancshares Inc.[a,b]	3,116	57,646
Horizon Bancorp./IN	1,654	41,582
Howard Bancorp. Inc.[a]	644	8,372
Huntington Bancshares Inc./OH	146,891	1,313,206
IBERIABANK Corp.	6,093	363,935
Independent Bank Corp./MI	4,173	60,550

Security	Shares	Value
Independent Bank Corp./Rockland MA	4,869	$222,513
Independent Bank Group Inc.	1,903	81,658
International Bancshares Corp.	10,173	265,414
Investar Holding Corp.[b]	1,131	17,395
Investors Bancorp. Inc.	66,040	731,723
JPMorgan Chase & Co.	672,249	41,773,553
KeyCorp	155,013	1,712,894
Lakeland Bancorp. Inc.	6,594	75,040
Lakeland Financial Corp.	3,142	147,705
Landmark Bancorp. Inc./Manhattan KS	587	14,869
LCNB Corp.[b]	1,598	25,248
LegacyTexas Financial Group Inc.	7,896	212,481
Live Oak Bancshares Inc.	902	12,727
M&T Bank Corp.	29,295	3,463,548
Macatawa Bank Corp.[b]	4,882	36,224
Mackinac Financial Corp.[b]	707	7,784
MainSource Financial Group Inc.	4,158	91,684
MB Financial Inc.	12,651	458,978
MBT Financial Corp.	4,040	32,320
Melrose Bancorp. Inc.[a]	571	8,439
Mercantile Bank Corp.	2,883	68,788
Merchants Bancshares Inc./VT	944	28,773
Mid Penn Bancorp. Inc.	733	11,662
Middleburg Financial Corp.[b]	891	24,235
Middlefield Banc Corp.[b]	269	8,517
MidSouth Bancorp. Inc.	1,785	17,921
MidWestOne Financial Group Inc.	1,410	40,270
MutualFirst Financial Inc.	1,099	30,058
National Bank Holdings Corp. Class A	5,415	110,249
National Bankshares Inc.	1,413	49,342
National Commerce Corp.[a]	548	12,779
NBT Bancorp. Inc.	7,825	224,030
Nicolet Bankshares Inc.[a]	1,136	43,259
Northrim BanCorp. Inc.	1,102	28,972
Norwood Financial Corp.	688	19,264
Oak Valley Bancorp.	1,071	10,442
OFG Bancorp.	7,901	65,578
Ohio Valley Banc Corp.	724	15,827
Old Line Bancshares Inc.	1,514	27,252
Old National Bancorp./IN	24,229	303,589
Old Point Financial Corp.	709	13,599
Old Second Bancorp. Inc.	5,347	36,520
Opus Bank	3,253	109,951

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Orrstown Financial Services Inc.	1,412	$25,487
Pacific Continental Corp.	3,454	54,262
Pacific Mercantile Bancorp.[a]	2,407	17,090
Pacific Premier Bancorp. Inc.[a]	3,991	95,784
PacWest Bancorp.	21,168	842,063
Park National Corp.	2,399	220,180
Park Sterling Corp.	9,130	64,732
Parke Bancorp. Inc.	1,003	12,959
Patriot National Bancorp Inc.[a]	59	756
Peapack Gladstone Financial Corp.	2,531	46,849
Penns Woods Bancorp. Inc.	871	36,573
People’s United Financial Inc.	57,059	836,485
People’s Utah Bancorp.	537	8,914
Peoples Bancorp. Inc./OH	3,413	74,369
Peoples Bancorp. of North Carolina Inc.	755	14,806
Peoples Financial Corp./MSa	765	7,880
Peoples Financial Services Corp.	1,120	43,837
Pinnacle Financial Partners Inc.	6,491	317,085
Plumas Bancorp.[a]	908	8,181
PNC Financial Services Group Inc. (The)[c]	91,845	7,475,265
Popular Inc.	19,231	563,468
Porter Bancorp. Inc.[a]	1,601	2,434
Preferred Bank/Los Angeles CA	2,326	67,163
Premier Financial Bancorp. Inc.	1,114	18,771
PrivateBancorp. Inc.	14,411	634,516
Prosperity Bancshares Inc.	11,966	610,146
QCR Holdings Inc.	1,878	51,063
Regions Financial Corp.	233,389	1,986,140
Renasant Corp.	6,999	226,278
Republic Bancorp. Inc./KY Class A	1,615	44,622
Republic First Bancorp. Inc.[a]	6,093	26,261
Royal Bancshares of Pennsylvania Inc.[a]	4,113	9,295
S&T Bancorp. Inc.	6,245	152,690
Salisbury Bancorp. Inc.	207	6,164
Sandy Spring Bancorp. Inc.	4,387	127,486
SB Financial Group Inc.	808	8,783
Seacoast Banking Corp. of Florida[a]	4,536	73,665
Select Bancorp. Inc.[a]	1,607	12,985
ServisFirst Bancshares Inc.	4,015	198,301
Shore Bancshares Inc.	2,472	29,046
Sierra Bancorp.	1,939	32,362

Security	Shares	Value
Signature Bank/New York NYa	9,868	$1,232,711
Simmons First National Corp. Class A	5,119	236,421
SmartFinancial Inc.[a,b]	1,205	18,509
Sound Financial Bancorp. Inc.	260	6,227
South State Corp.	4,369	297,310
Southern First Bancshares Inc.[a,b]	1,017	24,510
Southern National Bancorp. of Virginia Inc.	2,267	27,544
Southside Bancshares Inc.	4,517	139,666
Southwest Bancorp. Inc.	3,660	61,964
Southwest Georgia Financial Corp.	281	4,108
State Bank Financial Corp.	6,595	134,208
Sterling Bancorp./DE	21,621	339,450
Stewardship Financial Corp.	1,067	6,871
Stock Yards Bancorp. Inc.	3,832	108,163
Stonegate Bank	1,968	63,507
Suffolk Bancorp.	2,030	63,559
Summit Financial Group Inc.	1,682	29,435
Summit State Bank	638	8,536
Sun Bancorp. Inc./NJa,b	1,767	36,506
Sunshine Bancorp. Inc.[a]	873	12,362
SunTrust Banks Inc.	92,237	3,789,096
Sussex Bancorp.	697	9,312
SVB Financial Group[a]	9,505	904,496
Synovus Financial Corp.	23,236	673,612
Talmer Bancorp. Inc. Class A	11,351	217,599
TCF Financial Corp.	31,561	399,247
Texas Capital Bancshares Inc.[a,b]	8,393	392,457
Tompkins Financial Corp.	2,316	150,540
TowneBank/Portsmouth VA	11,040	239,016
TriCo Bancshares	3,577	98,725
Tristate Capital Holdings Inc.[a,b]	4,000	54,920
Triumph Bancorp. Inc.[a]	2,750	44,000
Trustmark Corp.	12,193	302,996
Two River Bancorp.	1,397	15,171
U.S. Bancorp.	298,427	12,035,561
UMB Financial Corp.	7,641	406,578
Umpqua Holdings Corp.	40,068	619,852
Union Bankshares Corp.	8,252	203,907
Union Bankshares Inc./Morrisville VTb	751	27,306
United Bancorp. Inc./OH	924	9,027
United Bancshares Inc./OH	622	11,072
United Bankshares Inc./WVb	11,816	443,218

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
United Community Banks Inc./GA	12,565	$229,814
United Security Bancshares Inc./ALb	1,038	9,238
United Security Bancshares/Fresno CAa	2,358	15,138
Unity Bancorp. Inc.	970	12,329
Univest Corp. of Pennsylvania	2,675	56,228
Valley National Bancorp.	40,496	369,324
Veritex Holdings Inc.[a]	1,423	22,796
Village Bank and Trust Financial Corp.[a]	113	2,558
Washington Trust Bancorp. Inc.	2,612	99,047
WashingtonFirst Bankshares Inc.	1,576	34,057
Webster Financial Corp.	16,828	571,311
Wellesley Bank	267	5,420
Wells Fargo & Co.	849,378	40,201,061
WesBanco Inc.	6,557	203,595
West Bancorp. Inc.	2,839	52,777
Westamerica Bancorp.[b]	4,547	223,985
Westbury Bancorp. Inc.[a]	720	14,040
Western Alliance Bancorp.[a]	16,858	550,414
Wilshire Bancorp. Inc.	12,857	133,970
Wintrust Financial Corp.	8,928	455,328
Xenith Bankshares Inc.[a]	1,817	14,445
Yadkin Financial Corp.	8,256	207,143
Your Community Bankshares Inc.	895	33,258
Zions BanCorp.	37,513	942,702

		216,994,682
BEVERAGES — 1.96%
Boston Beer Co. Inc. (The)[a,b]	1,729	295,711
Brown-Forman Corp. Class A	5,083	549,117
Brown-Forman Corp. Class B	18,561	1,851,645
Castle Brands Inc.[a]	15,265	11,182
Coca-Cola Bottling Co. Consolidated	846	124,760
Coca-Cola Co. (The)	715,830	32,448,574
Constellation Brands Inc. Class A	32,453	5,367,726
Craft Brew Alliance Inc.[a]	1,758	20,252
Crystal Rock Holdings Inc.[a]	1,839	1,269
Dr Pepper Snapple Group Inc.	34,210	3,305,712
MGP Ingredients Inc.	2,464	94,199
Molson Coors Brewing Co. Class B	33,924	3,430,734
Monster Beverage Corp.[a]	25,909	4,163,835
National Beverage Corp.[a]	2,010	126,248
PepsiCo Inc.	265,561	28,133,532

Security	Shares	Value
Primo Water Corp.[a]	4,112	$48,563
Reed’s Inc.[a,b]	1,877	4,636
Truett-Hurst Inc.[a]	651	1,009
Willamette Valley Vineyards Inc.[a]	737	6,183

		79,984,887
BIOTECHNOLOGY — 3.08%
AbbVie Inc.	297,386	18,411,167
Abeona Therapeutics Inc.[a]	1,498	3,535
ACADIA Pharmaceuticals Inc.[a,b]	16,565	537,700
Acceleron Pharma Inc.[a,b]	6,177	209,894
Achillion Pharmaceuticals Inc.[a,b]	21,603	168,503
Acorda Therapeutics Inc.[a,b]	8,659	220,848
Actinium Pharmaceuticals Inc.[a]	6,786	12,011
Adamas Pharmaceuticals Inc.[a,b]	2,578	39,031
ADMA Biologics Inc.[a]	627	3,731
Aduro Biotech Inc.[a,b]	1,500	16,965
Advaxis Inc.[a,b]	5,176	41,874
Adverum Biotechnologies Inc.[a]	3,265	10,317
Aegerion Pharmaceuticals Inc.[a]	5,264	7,843
Agenus Inc.[a,b]	12,986	52,593
Agios Pharmaceuticals Inc.[a,b]	4,983	208,763
Aimmune Therapeutics Inc.[a]	1,889	20,439
Akebia Therapeutics Inc.[a,b]	5,835	43,646
Alder Biopharmaceuticals Inc.[a,b]	8,000	199,760
Aldeyra Therapeutics Inc.[a]	1,073	6,105
Alexion Pharmaceuticals Inc.[a]	41,219	4,812,730
Alkermes PLC[a]	27,833	1,202,942
Alnylam Pharmaceuticals Inc.[a,b]	13,732	761,989
AMAG Pharmaceuticals Inc.[a,b]	6,222	148,830
Amgen Inc.	138,122	21,015,262
Amicus Therapeutics Inc.[a]	22,551	123,128
Ampliphi Biosciences Corp.[a]	720	1,116
Anavex Life Sciences Corp.[a,b]	5,871	35,872
Anthera Pharmaceuticals Inc.[a,b]	6,579	20,329
Applied Genetic Technologies Corp./DEa	1,975	27,907
Aquinox Pharmaceuticals Inc.[a]	1,761	11,658
ARCA biopharma Inc.[a]	808	2,343
Ardelyx Inc.[a]	3,272	28,565
Arena Pharmaceuticals Inc.[a]	44,258	75,681
Argos Therapeutics Inc.[a,b]	2,767	16,962
ARIAD Pharmaceuticals Inc.[a,b]	36,040	266,336
ArQule Inc.[a]	11,039	20,974

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Array BioPharma Inc.[a,b]	24,022	$85,518
Arrowhead Pharmaceuticals Inc.[a,b]	11,000	58,520
Asterias Biotherapeutics Inc.[a]	2,241	5,378
Atara Biotherapeutics Inc.[a,b]	3,165	71,244
Athersys Inc.[a,b]	15,568	33,783
aTyr Pharma Inc.[a]	1,058	2,941
AVEO Pharmaceuticals Inc.[a]	11,142	10,709
Avexis Inc.[a]	776	29,504
Aviragen Therapeutics Inc.[a]	7,813	10,938
Bellicum Pharmaceuticals Inc.[a,b]	1,502	19,466
Biocept Inc.[a,b]	4,038	2,685
BioCryst Pharmaceuticals Inc.[a]	11,445	32,504
Biogen Inc.[a]	40,287	9,742,202
BioMarin Pharmaceutical Inc.[a]	29,894	2,325,753
BioSpecifics Technologies Corp.[a]	905	36,146
Biostage Inc.[a]	2,805	3,198
BioTime Inc.[a,b]	11,199	29,229
Bluebird Bio Inc.[a,b]	6,848	296,450
Blueprint Medicines Corp.[a,b]	1,606	32,522
Brainstorm Cell Therapeutics Inc.[a]	3,505	8,447
Caladrius Biosciences Inc.[a]	9,183	5,418
Calithera Biosciences Inc.[a]	2,254	8,362
Cancer Genetics Inc.[a,b]	2,444	4,864
Capricor Therapeutics Inc.[a]	1,543	6,095
Cara Therapeutics Inc.[a,b]	3,186	15,325
CareDx Inc.[a]	1,414	6,108
Cascadian Therapeutics Inc.[a]	16,572	15,629
CASI Pharmaceuticals Inc.[a]	4,993	5,842
Catabasis Pharmaceuticals Inc.[a]	1,000	3,700
Catalyst Biosciences Inc.	626	952
Catalyst Pharmaceuticals Inc.[a,b]	12,184	8,651
CEL-SCI Corp.[a]	21,610	9,941
Celator Pharmaceuticals Inc.[a]	5,875	177,308
Celgene Corp.[a]	142,438	14,048,660
Celldex Therapeutics Inc.[a,b]	16,544	72,628
Cellectar Biosciences Inc.[a]	540	1,858
Cellular Biomedicine Group Inc.[a,b]	1,544	18,513
Celsion Corp.[a]	3,558	4,519
Cepheid[a]	13,578	417,523
Ceres Inc.[a]	3,447	1,345
Cerulean Pharma Inc.[a,b]	2,853	6,048
ChemoCentryx Inc.[a,b]	4,042	18,149
Chiasma Inc.[a,b]	1,155	3,338

Security	Shares	Value
Chimerix Inc.[a]	6,103	$23,985
Cidara Therapeutics Inc.[a,b]	920	9,485
Cleveland BioLabs Inc.[a]	684	1,929
Clovis Oncology Inc.[a,b]	6,888	94,503
Coherus Biosciences Inc.[a,b]	4,850	81,917
CoLucid Pharmaceuticals Inc.[a]	1,022	8,350
Conatus Pharmaceuticals Inc.[a]	2,631	5,420
Concert Pharmaceuticals Inc.[a]	2,674	30,029
Corbus Pharmaceuticals Holdings Inc.[a]	5,987	17,901
CorMedix Inc.[a,b]	6,847	13,626
Corvus Pharmaceuticals Inc.[a]	844	12,035
CTI BioPharma Corp.[a,b]	37,742	12,832
Curis Inc.[a]	20,315	31,691
Cyclacel Pharmaceuticals Inc.[a]	739	3,710
Cytokinetics Inc.[a,b]	6,816	64,684
CytomX Therapeutics Inc.[a]	1,169	11,941
Cytori Therapeutics Inc.[a]	2,311	4,830
CytRx Corp.[a,b]	10,481	23,373
Dicerna Pharmaceuticals Inc.[a,b]	2,485	7,455
Dimension Therapeutics Inc.[a]	1,047	6,282
Dyax Corp.	19,917	22,108
Dynavax Technologies Corp.[a,b]	6,956	101,418
Eagle Pharmaceuticals Inc./DEa,b	1,661	64,430
Edge Therapeutics Inc.[a,b]	1,488	15,044
Editas Medicine Inc.[a,b]	958	23,375
Eiger Biopharmaceuticals Inc.[a]	248	4,915
Eleven Biotherapeutics Inc.[a,b]	1,624	2,712
Emergent BioSolutions Inc.[a]	5,861	164,811
Enanta Pharmaceuticals Inc.[a,b]	2,432	53,626
EPIRUS Biopharmaceuticals Inc.[a]	2,778	1,256
Epizyme Inc.[a]	7,683	78,674
Esperion Therapeutics Inc.[a,b]	2,633	26,014
Exact Sciences Corp.[a,b]	18,424	225,694
Exelixis Inc.[a]	37,952	296,405
Fate Therapeutics Inc.[a]	3,988	6,780
Fibrocell Science Inc.[a,b]	4,916	5,653
FibroGen Inc.[a]	9,801	160,834
Five Prime Therapeutics Inc.[a]	4,830	199,720
Flexion Therapeutics Inc.[a]	1,800	26,937
Fortress Biotech Inc.[a,b]	5,388	14,494
Foundation Medicine Inc.[a,b]	2,274	42,433
Galectin Therapeutics Inc.[a]	5,821	8,557
Galena Biopharma Inc.[a,b]	32,710	15,246
Genocea Biosciences Inc.[a,b]	3,624	14,858

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Genomic Health Inc.[a,b]	3,265	$84,547
GenVec Inc.[a]	3,200	1,833
Geron Corp.[a,b]	28,828	77,259
Gilead Sciences Inc.	244,876	20,427,556
Global Blood Therapeutics Inc.[a,b]	1,136	18,846
GlobeImmune Inc.[a]	879	1,705
GlycoMimetics Inc.[a]	1,802	13,101
GTx Inc.[a]	8,416	4,629
Halozyme Therapeutics Inc.[a,b]	21,224	183,163
Heat Biologics Inc.[a,b]	1,631	1,158
Hemispherx Biopharma Inc.[a]	57,294	6,600
Heron Therapeutics Inc.[a,b]	5,693	102,759
Histogenics Corp.[a]	1,748	2,989
iBio Inc.[a]	15,313	11,025
Idera Pharmaceuticals Inc.[a,b]	18,154	27,776
Ignyta Inc.[a]	4,289	23,246
Immucell Corp.[a]	679	4,685
Immune Design Corp.[a,b]	1,498	12,224
Immune Pharmaceuticals Inc.[a]	6,024	2,410
ImmunoCellular Therapeutics Ltd.[a]	20,585	4,739
ImmunoGen Inc.[a,b]	15,685	48,310
Immunomedics Inc.[a,b]	16,367	37,971
Incyte Corp.[a]	31,510	2,520,170
Infinity Pharmaceuticals Inc.[a]	7,934	10,552
Inotek Pharmaceuticals Corp.[a]	2,600	19,344
Inovio Pharmaceuticals Inc.[a,b]	12,274	113,412
Insmed Inc.[a]	11,187	110,304
Insys Therapeutics Inc.[a,b]	5,023	64,998
Intercept Pharmaceuticals Inc.[a,b]	3,209	457,860
Intrexon Corp.[a,b]	9,569	235,493
Invitae Corp.[a,b]	1,491	11,018
Ionis Pharmaceuticals Inc.[a,b]	22,504	524,118
Ironwood Pharmaceuticals Inc.[a]	23,717	310,100
IsoRay Inc.[a]	11,364	9,887
Juno Therapeutics Inc.[a,b]	13,459	517,364
Karyopharm Therapeutics Inc.[a]	3,695	24,793
Keryx Biopharmaceuticals Inc.[a,b]	19,755	130,778
Kindred Biosciences Inc.[a]	2,647	9,370
Kite Pharma Inc.[a,b]	7,980	399,000
Kura Oncology Inc.[a,b]	1,154	3,127
La Jolla Pharmaceutical Co.[a]	2,467	39,472
Lexicon Pharmaceuticals Inc.[a,b]	8,368	120,081
Ligand Pharmaceuticals Inc.[a,b]	3,455	412,078
Lion Biotechnologies Inc.[a]	8,705	70,511

Security	Shares	Value
Loxo Oncology Inc.[a]	1,853	$42,953
Lpath Inc. Class Aa	399	870
MacroGenics Inc.[a]	5,567	150,253
MannKind Corp.[a,b]	59,966	69,561
Mast Therapeutics Inc.[a]	33,638	15,810
Medgenics Inc.[a,b]	6,140	34,077
MediciNova Inc.[a,b]	4,940	37,297
Medivation Inc.[a]	30,293	1,826,668
MEI Pharma Inc.[a]	5,168	7,028
Merrimack Pharmaceuticals Inc.[a,b]	21,278	114,688
MiMedx Group Inc.[a,b]	18,045	143,999
Minerva Neurosciences Inc.[a,b]	1,121	11,445
Mirati Therapeutics Inc.[a,b]	2,718	14,840
Mirna Therapeutics Inc.[a]	1,168	4,976
Momenta Pharmaceuticals Inc.[a]	11,338	122,450
Myriad Genetics Inc.[a]	13,008	398,045
NanoViricides Inc.[a,b]	7,819	12,510
NantKwest Inc.[a,b]	1,640	10,201
Natera Inc.[a,b]	1,904	22,972
Navidea Biopharmaceuticals Inc.[a,b]	25,896	13,738
Neothetics Inc.[a,b]	1,067	1,046
Neuralstem Inc.[a,b]	17,431	5,072
Neurocrine Biosciences Inc.[a]	14,759	670,797
NewLink Genetics Corp.[a,b]	4,359	49,082
Nivalis Therapeutics Inc.[a]	1,106	5,088
Northwest Biotherapeutics Inc.[a]	6,570	3,819
Novavax Inc.[a,b]	50,457	366,822
Ohr Pharmaceutical Inc.[a,b]	4,517	12,377
Oncocyte Corp.[a]	636	2,264
OncoGenex Pharmaceuticals Inc.[a]	4,337	4,337
OncoMed Pharmaceuticals Inc.[a,b]	2,400	29,544
Onconova Therapeutics Inc.[a]	448	2,589
Opexa Therapeutics Inc.[a]	1,745	7,207
OpGen Inc.[a]	583	886
Ophthotech Corp.[a]	5,385	274,797
OPKO Health Inc.[a,b]	59,307	553,927
Oragenics Inc.[a,b]	3,651	1,862
Organovo Holdings Inc.[a,b]	16,020	59,594
Osiris Therapeutics Inc.[b]	2,884	14,680
Otonomy Inc.[a,b]	4,010	63,679
OvaScience Inc.[a]	4,433	23,096
Palatin Technologies Inc.[a]	10,894	4,809
Peregrine Pharmaceuticals Inc.[a]	36,865	13,423

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Pfenex Inc.[a,b]	2,849	$23,846
PharmAthene Inc.[a,b]	10,541	25,720
Portola Pharmaceuticals Inc.[a]	10,583	249,759
Progenics Pharmaceuticals Inc.[a,b]	12,868	54,303
Proteon Therapeutics Inc.[a,b]	1,149	9,226
Proteostasis Therapeutics Inc.[a]	926	11,232
Prothena Corp. PLC[a,b]	6,365	222,520
PTC Therapeutics Inc.[a,b]	4,783	33,577
Puma Biotechnology Inc.[a,b]	4,120	122,735
Radius Health Inc.[a,b]	6,491	238,544
Raptor Pharmaceutical Corp.[a]	15,497	83,219
Recro Pharma Inc.[a]	827	6,575
Regeneron Pharmaceuticals Inc.[a]	14,342	5,008,657
REGENXBIO Inc.[a,b]	1,139	9,112
Regulus Therapeutics Inc.[a,b]	4,905	14,175
Repligen Corp.[a]	5,999	164,133
Retrophin Inc.[a]	5,744	102,301
Rexahn Pharmaceuticals Inc.[a]	39,543	9,933
Rigel Pharmaceuticals Inc.[a]	16,391	36,552
RXi Pharmaceuticals Corp.[a]	1,602	3,845
Sage Therapeutics Inc.[a,b]	3,194	96,235
Sangamo BioSciences Inc.[a]	12,777	73,979
Sarepta Therapeutics Inc.[a,b]	7,586	144,665
Seattle Genetics Inc.[a,b]	19,970	806,988
Seres Therapeutics Inc.[a,b]	1,620	47,061
Signal Genetics Inc.[a]	1,341	570
Sorrento Therapeutics Inc.[a,b]	4,420	24,752
Spark Therapeutics Inc.[a,b]	2,978	152,265
Spectrum Pharmaceuticals Inc.[a]	10,978	72,125
StemCells Inc.[a,b]	1,828	736
Stemline Therapeutics Inc.[a,b]	2,832	19,173
Sunesis Pharmaceuticals Inc.[a]	13,486	7,386
Syndax Pharmaceuticals Inc.[a]	792	7,801
Synergy Pharmaceuticals Inc.[a]	31,115	118,237
Synta Pharmaceuticals Corp.[a,b]	20,799	5,412
Synthetic Biologics Inc.[a,b]	14,351	25,832
T2 Biosystems Inc.[a,b]	2,786	21,982
Tenax Therapeutics Inc.[a,b]	4,914	12,580
TESARO Inc.[a,b]	5,998	504,132
Tetralogic Pharmaceuticals Corp.[a,b]	1,931	591
TG Therapeutics Inc.[a,b]	7,008	42,468
Threshold Pharmaceuticals Inc.[a]	11,711	7,441
Tobira Therapeutics Inc.[a]	579	7,272

Security	Shares	Value
Tokai Pharmaceuticals Inc.[a,b]	1,396	$7,692
Tonix Pharmaceuticals Holding Corp.[a]	3,589	7,142
Tracon Pharmaceuticals Inc.[a]	1,104	4,836
Trevena Inc.[a]	5,814	36,628
TrovaGene Inc.[a,b]	5,185	23,488
Ultragenyx Pharmaceutical Inc.[a]	6,622	323,882
United Therapeutics Corp.[a]	8,233	872,039
Vanda Pharmaceuticals Inc.[a,b]	7,849	87,830
Venaxis Inc.[a,b]	1,384	4,858
Verastem Inc.[a,b]	5,707	7,419
Vericel Corp.[a]	4,936	11,106
Versartis Inc.[a,b]	3,563	39,407
Vertex Pharmaceuticals Inc.[a]	45,469	3,911,243
Vical Inc.[a]	1,904	8,625
Viking Therapeutics Inc.[a]	646	814
Vitae Pharmaceuticals Inc.[a]	4,126	44,520
Vital Therapies Inc.[a,b]	4,221	26,170
Voyager Therapeutics Inc.[a,b]	929	10,210
vTv Therapeutics Inc. Class Aa	1,433	8,311
Windtree Therapeutics Inc.[a]	1,914	3,694
XBiotech Inc.[a,b]	783	16,380
Xencor Inc.[a,b]	5,965	113,275
XOMA Corp.[a,b]	19,642	10,829
Zafgen Inc.[a]	3,514	21,049
ZIOPHARM Oncology Inc.[a,b]	23,864	131,013

		125,326,880
BUILDING PRODUCTS — 0.30%
AAON Inc.	7,463	205,307
Advanced Drainage Systems Inc.	6,160	168,599
Allegion PLC	17,575	1,220,232
Alpha Pro Tech Ltd.[a]	2,704	6,138
American Woodmark Corp.[a]	2,510	166,614
AO Smith Corp.	13,631	1,201,028
Apogee Enterprises Inc.	5,248	243,245
Armstrong Flooring Inc.[a]	4,350	73,733
Armstrong World Industries Inc.[a]	8,701	340,644
Builders FirstSource Inc.[a]	14,857	167,141
Continental Building Products Inc.[a]	7,162	159,211
Continental Materials Corp.[a]	77	1,195
CSW Industrials Inc.[a]	2,677	87,297
Fortune Brands Home & Security Inc.	28,298	1,640,435
Gibraltar Industries Inc.[a]	5,320	167,952

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Griffon Corp.	6,903	$116,385
Insteel Industries Inc.	3,243	92,717
Jewett-Cameron Trading Co. Ltd.[a]	283	3,042
Lennox International Inc.	7,170	1,022,442
Masco Corp.	61,103	1,890,527
Masonite International Corp.[a]	5,129	339,232
NCI Building Systems Inc.[a]	5,244	83,852
Nortek Inc.[a]	1,740	103,199
Owens Corning	21,240	1,094,285
Patrick Industries Inc.[a,b]	2,635	158,864
PGT Inc.[a]	8,822	90,867
Ply Gem Holdings Inc.[a]	4,034	58,775
Quanex Building Products Corp.	6,144	114,217
Simpson Manufacturing Co. Inc.	7,524	300,734
Tecogen Inc.[a,b]	857	4,234
Trex Co. Inc.[a]	5,465	245,488
Universal Forest Products Inc.	3,709	343,787
USG Corp.[a]	16,840	454,006

		12,365,424
CAPITAL MARKETS — 1.71%
Affiliated Managers Group Inc.[a]	9,924	1,397,001
Ameriprise Financial Inc.	30,489	2,739,437
Artisan Partners Asset Management Inc.	7,220	199,850
Ashford Inc.[a,b]	153	7,650
Associated Capital Group Inc.	899	25,783
Bank of New York Mellon Corp. (The)	198,113	7,696,690
BGC Partners Inc. Class A	32,639	284,286
BlackRock Inc.[c]	23,138	7,925,459
Calamos Asset Management Inc. Class A	3,265	23,867
Charles Schwab Corp. (The)	221,261	5,600,116
Cohen & Steers Inc.	3,538	143,077
Cowen Group Inc. Class Aa,b	18,628	55,139
Diamond Hill Investment Group Inc.	570	107,399
E*TRADE Financial Corp.[a]	51,407	1,207,550
Eaton Vance Corp. NVS	20,989	741,751
Evercore Partners Inc. Class A	7,161	316,445
FBR & Co.	972	14,512
Federated Investors Inc. Class B	15,588	448,623
Fifth Street Asset Management Inc.	957	3,866
Financial Engines Inc.	9,749	252,207
Franklin Resources Inc.	67,886	2,265,356

Security	Shares	Value
FXCM Inc.[a]	934	$8,079
GAMCO Investors Inc. Class A	668	21,890
Goldman Sachs Group Inc. (The)	71,047	10,556,163
Greenhill & Co. Inc.[b]	5,296	85,266
Houlihan Lokey Inc.	2,337	52,279
Institutional Financial Markets Inc.	3,152	2,575
Interactive Brokers Group Inc. Class A	10,731	379,877
INTL. FCStone Inc.[a]	2,759	75,293
Invesco Ltd.	76,758	1,960,399
Investment Technology Group Inc.	4,349	72,715
Janus Capital Group Inc.	26,535	369,367
KCG Holdings Inc. Class Aa,b	9,189	122,214
Ladenburg Thalmann Financial Services Inc.[a]	19,718	46,534
Lazard Ltd. Class A	24,032	715,673
Legg Mason Inc.	19,534	576,058
LPL Financial Holdings Inc.	14,274	321,593
Manning & Napier Inc.	2,778	26,391
Medley Management Inc.	1,147	6,744
Moelis & Co. Class A	3,341	75,172
Morgan Stanley	277,925	7,220,491
National Holdings Corp.[a]	2,621	7,863
Northern Trust Corp.	39,501	2,617,336
NorthStar Asset Management Group Inc./New York	35,190	359,290
Oppenheimer Holdings Inc. Class A	1,824	28,199
Piper Jaffray Companies[a]	2,724	102,695
PJT Partners Inc.	3,127	71,921
Pzena Investment Management Inc. Class A	2,721	20,707
Raymond James Financial Inc.	23,191	1,143,316
Safeguard Scientifics Inc.[a]	3,728	46,563
SEI Investments Co.	25,068	1,206,021
Silvercrest Asset Management Group Inc.	1,174	14,370
State Street Corp.	72,867	3,928,989
Stifel Financial Corp.[a]	12,362	388,785
T Rowe Price Group Inc.	45,727	3,336,699
TD Ameritrade Holding Corp.	48,776	1,388,897
U.S. Global Investors Inc. Class A	3,701	6,292
Virtu Financial Inc.	3,588	64,584
Virtus Investment Partners Inc.[b]	1,142	81,288
Waddell & Reed Financial Inc. Class A	14,316	246,522

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Westwood Holdings Group Inc.	1,462	$75,732
WisdomTree Investments Inc.	20,714	202,790
ZAIS Group Holdings Inc.[a]	798	2,242

		69,491,938
CHEMICALS — 2.13%
A Schulman Inc.	5,287	129,109
AgroFresh Solutions Inc.[a]	4,594	24,394
Air Products & Chemicals Inc.	35,778	5,081,907
Albemarle Corp.	20,685	1,640,527
American Vanguard Corp.	4,565	68,977
Ashland Inc.	11,451	1,314,231
Axalta Coating Systems Ltd.[a]	31,151	826,436
Axiall Corp.	13,126	428,039
Balchem Corp.	5,792	345,493
BioAmber Inc.[a,b]	3,413	10,171
Cabot Corp.	11,307	516,278
Calgon Carbon Corp.	9,393	123,518
Celanese Corp. Series A	27,136	1,776,051
CF Industries Holdings Inc.	42,849	1,032,661
Chase Corp.	1,403	82,875
Chemours Co. (The)	32,846	270,651
Chemtura Corp.[a]	11,789	310,994
Codexis Inc.[a]	5,778	23,285
Core Molding Technologies Inc.[a]	1,408	19,219
Dow Chemical Co. (The)	206,492	10,264,717
Eastman Chemical Co.	27,362	1,857,880
Ecolab Inc.	48,565	5,759,809
EI du Pont de Nemours & Co.	160,643	10,409,666
Ferro Corp.[a]	15,693	209,972
Flotek Industries Inc.[a,b]	9,661	127,525
FMC Corp.	24,688	1,143,301
FutureFuel Corp.	4,228	46,001
GCP Applied Technologies Inc.[a]	12,837	334,276
Hawkins Inc.	1,739	75,490
HB Fuller Co.	9,240	406,468
Huntsman Corp.	36,652	492,969
Ikonics Corp.[a]	237	2,631
Ingevity Corp.[a]	7,881	268,269
Innophos Holdings Inc.	3,476	146,722
Innospec Inc.	4,352	200,149
International Flavors & Fragrances Inc.	14,662	1,848,438
Intrepid Potash Inc.[a]	8,407	12,106
KMG Chemicals Inc.	1,449	37,660

Security	Shares	Value
Koppers Holdings Inc.[a]	3,653	$112,257
Kraton Performance Polymers Inc.[a]	5,437	151,855
Kronos Worldwide Inc.	3,986	20,927
LSB Industries Inc.[a,b]	3,530	42,642
LyondellBasell Industries NV Class A	62,814	4,674,618
Marrone Bio Innovations Inc.[a,b]	4,024	3,300
Metabolix Inc.[a]	1,687	1,400
Minerals Technologies Inc.	6,434	365,451
Monsanto Co.	80,346	8,308,580
Mosaic Co. (The)	64,487	1,688,270
NewMarket Corp.	1,829	757,901
Northern Technologies International Corp.[a]	734	8,103
Olin Corp.	30,626	760,750
OMNOVA Solutions Inc.[a]	8,447	61,241
Platform Specialty Products Corp.[a,b]	27,923	247,956
PolyOne Corp.	15,608	550,026
PPG Industries Inc.	48,912	5,094,185
Praxair Inc.	52,481	5,898,340
Quaker Chemical Corp.	2,459	219,343
Rayonier Advanced Materials Inc.	7,770	105,594
RPM International Inc.	24,335	1,215,533
Scotts Miracle-Gro Co. (The) Class A	8,344	583,329
Senomyx Inc.[a,b]	8,297	22,817
Sensient Technologies Corp.	8,303	589,845
Sherwin-Williams Co. (The)	14,455	4,245,000
Stepan Co.	3,346	199,187
TerraVia Holdings Inc.[a,b]	13,047	34,183
TOR Minerals International Inc.[a]	263	1,194
Trecora Resources[a,b]	3,520	36,714
Tredegar Corp.	4,499	72,524
Trinseo SAa	5,408	232,165
Tronox Ltd. Class A	14,026	61,855
Valspar Corp. (The)	13,373	1,444,685
Westlake Chemical Corp.	7,329	314,561
WR Grace & Co.	12,964	949,094

		86,744,290
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	10,220	372,826
ACCO Brands Corp.[a]	19,489	201,321
Acme United Corp.	683	12,499
AMREP Corp.[a]	635	3,086
Aqua Metals Inc.[a,b]	1,607	18,906

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
ARC Document Solutions Inc.[a]	7,128	$27,728
Brady Corp. Class A	8,561	261,624
Brink’s Co. (The)	8,797	250,627
Casella Waste Systems Inc. Class Aa	6,837	53,670
CECO Environmental Corp.	4,913	42,940
Cemtrex Inc.[a]	1,751	6,461
Cenveo Inc.[a]	12,549	10,239
Cintas Corp.	15,984	1,568,510
Clean Harbors Inc.[a]	9,701	505,519
Command Security Corp.[a]	1,431	3,821
CompX International Inc.	257	2,955
Copart Inc.[a,b]	18,398	901,686
Covanta Holding Corp.	24,135	397,021
Deluxe Corp.	9,010	597,994
Ecology and Environment Inc. Class A	220	2,248
Ennis Inc.	4,588	87,998
Essendant Inc.	6,814	208,236
Fuel Tech Inc.[a]	3,348	4,955
G&K Services Inc. Class A	3,583	274,350
Healthcare Services Group Inc.	13,270	549,113
Heritage-Crystal Clean Inc.[a,b]	2,810	34,310
Herman Miller Inc.	10,937	326,907
HNI Corp.	8,159	379,312
Hudson Technologies Inc.[a]	5,264	18,950
Industrial Services of America Inc.[a]	1,806	3,142
InnerWorkings Inc.[a]	7,037	58,196
Interface Inc.	11,974	182,603
Intersections Inc.[a]	2,501	5,352
KAR Auction Services Inc.	25,194	1,051,598
Kimball International Inc. Class B	5,921	67,381
Knoll Inc.	8,803	213,737
MagneGas Corp.[a,b]	5,940	3,505
Matthews International Corp. Class A	5,974	332,393
McGrath RentCorp	3,989	122,023
Mobile Mini Inc.	8,024	277,951
MSA Safety Inc.	5,833	306,407
Multi-Color Corp.	2,439	154,633
NL Industries Inc.[a]	1,785	4,587
Odyssey Marine Exploration Inc.[a,b]	1,126	2,275
Performant Financial Corp.[a]	6,989	11,322
Perma-Fix Environmental Services[a]	2,379	12,109
Pitney Bowes Inc.	34,946	622,039
Quad/Graphics Inc.	4,358	101,498
Quest Resource Holding Corp.[a]	15,202	4,409
Republic Services Inc.	43,593	2,236,757

Security	Shares	Value
Rollins Inc.	17,088	$500,166
RR Donnelley & Sons Co.	38,479	651,065
SP Plus Corp.[a]	3,321	74,988
Steelcase Inc. Class A	16,342	221,761
Stericycle Inc.[a,b]	15,607	1,625,001
Team Inc.[a]	5,378	133,536
Tetra Tech Inc.	10,828	332,907
TRC Companies Inc.[a]	5,143	32,504
Tyco International PLC	78,396	3,339,670
U.S. Ecology Inc.	4,050	186,097
UniFirst Corp./MA	2,810	325,173
Versar Inc.[a]	1,563	1,688
Viad Corp.	3,596	111,476
Virco Manufacturing Corp.[a]	1,471	6,399
VSE Corp.	754	50,367
Waste Management Inc.	75,969	5,034,466
West Corp.	9,179	180,459
Wilhelmina International Inc.[a]	303	2,154

		25,709,606
COMMUNICATIONS EQUIPMENT — 1.06%
ADTRAN Inc.	9,122	170,125
Aerohive Networks Inc.[a,b]	4,546	30,095
Applied Optoelectronics Inc.[a,b]	2,748	30,640
Arista Networks Inc.[a,b]	6,453	415,444
ARRIS International PLC[a]	32,301	677,029
Aviat Networks Inc.[a]	1,122	8,729
Bel Fuse Inc. Class A	246	3,707
Bel Fuse Inc. Class B	1,689	30,030
Black Box Corp.	2,822	36,912
Brocade Communications Systems Inc.	85,354	783,550
CalAmp Corp.[a,b]	6,733	99,716
Calix Inc.[a]	8,298	57,339
Ciena Corp.[a]	23,525	441,094
Cisco Systems Inc.	924,735	26,530,647
Clearfield Inc.[a,b]	2,265	40,521
ClearOne Inc.	1,022	11,446
CommScope Holding Co. Inc.[a]	27,207	844,233
Communications Systems Inc.	1,143	7,967
Comtech Telecommunications Corp.	2,837	36,427
Digi International Inc.[a]	4,574	49,079
EchoStar Corp. Class Aa	8,262	328,001
EMCORE Corp.[a]	3,509	20,844
Extreme Networks Inc.[a]	18,730	63,495
F5 Networks Inc.[a,b]	12,354	1,406,379
Finisar Corp.[a]	19,443	340,447
Harmonic Inc.[a]	16,118	45,936

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Harris Corp.	23,025	$1,921,206
Infinera Corp.[a]	25,469	287,290
InfoSonics Corp.[a]	3,192	2,617
InterDigital Inc./PA	6,364	354,348
Inventergy Global Inc.[a,b]	300	447
Ixia[a]	11,117	109,169
Juniper Networks Inc.	64,965	1,461,063
KVH Industries Inc.[a]	2,707	20,844
Lantronix Inc.[a]	1,597	1,549
Lumentum Holdings Inc.[a]	8,573	207,467
Motorola Solutions Inc.	29,198	1,926,192
MRV Communications Inc.[a]	1,098	12,407
NETGEAR Inc.[a]	5,798	275,637
NetScout Systems Inc.[a]	17,438	387,996
Network-1 Technologies Inc.[a]	2,499	6,647
Novatel Wireless Inc.[a]	5,975	9,082
Oclaro Inc.[a,b]	17,895	87,328
Optical Cable Corp.	1,562	3,468
Palo Alto Networks Inc.[a]	14,017	1,719,045
ParkerVision Inc.[a,b]	2,238	7,027
PC-Tel Inc.	3,326	15,666
Plantronics Inc.	6,083	267,652
Polycom Inc.[a]	24,884	279,945
RELM Wireless Corp.	2,568	13,071
Resonant Inc.[a,b]	1,118	4,897
ShoreTel Inc.[a]	12,003	80,300
Sonus Networks Inc.[a]	9,261	80,478
TESSCO Technologies Inc.	1,054	14,640
Ubiquiti Networks Inc.[a,b]	4,536	175,362
ViaSat Inc.[a,b]	8,348	596,047
Viavi Solutions Inc.[a]	42,119	279,249
Westell Technologies Inc. Class Aa	8,503	5,952
xG Technology Inc.[a,b]	1,294	1,423
Xtera Communications Inc.[a]	910	819
Zhone Technologies Inc.[a]	4,914	5,848

		43,132,010
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	28,219	896,518
Aegion Corp.[a]	6,662	129,976
Ameresco Inc. Class Aa	3,560	15,557
Argan Inc.	2,351	98,084
Chicago Bridge & Iron Co. NV	17,666	611,774
Comfort Systems USA Inc.	6,799	221,443
Dycom Industries Inc.[a,b]	5,809	521,416
EMCOR Group Inc.	11,329	558,066
Fluor Corp.	25,731	1,268,024

Security	Shares	Value
Goldfield Corp. (The)[a]	5,248	$17,213
Granite Construction Inc.	7,306	332,788
Great Lakes Dredge & Dock Corp.[a]	10,558	46,033
HC2 Holdings Inc.[a,b]	4,978	21,405
IES Holdings Inc.[a]	1,609	19,984
Jacobs Engineering Group Inc.[a]	22,437	1,117,587
KBR Inc.	26,291	348,093
Layne Christensen Co.[a,b]	4,057	32,862
MasTec Inc.[a]	12,266	273,777
MYR Group Inc.[a]	3,695	88,976
Northwest Pipe Co.[a,b]	1,781	19,199
NV5 Global Inc.[a]	1,311	37,285
Orion Group Holdings Inc.[a,b]	5,139	27,288
Primoris Services Corp.	7,011	132,718
Quanta Services Inc.[a]	27,975	646,782
Sterling Construction Co. Inc.[a]	3,274	16,075
Tutor Perini Corp.[a]	6,994	164,709
Valmont Industries Inc.	4,209	569,351

		8,232,983
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	8,939	689,644
Headwaters Inc.[a]	13,505	242,280
Martin Marietta Materials Inc.	11,704	2,247,168
Summit Materials Inc. Class Aa	11,316	231,525
Tecnoglass Inc.[a,b]	548	6,198
U.S. Concrete Inc.[a]	2,462	149,960
U.S. Lime & Minerals Inc.	287	16,930
Vulcan Materials Co.	24,532	2,952,672

		6,536,377
CONSUMER FINANCE — 0.68%
Ally Financial Inc.[a]	80,930	1,381,475
American Express Co.	148,676	9,033,554
Asta Funding Inc.[a]	1,633	17,261
Atlanticus Holdings Corp.[a]	926	2,695
Capital One Financial Corp.	94,211	5,983,341
Cash America International Inc.	4,544	193,665
Consumer Portfolio Services Inc.[a]	3,617	13,636
Credit Acceptance Corp.[a,b]	1,835	339,622
Discover Financial Services	75,869	4,065,820
Emergent Capital Inc.[a,b]	4,909	16,494
Encore Capital Group Inc.[a,b]	4,261	100,261
Enova International Inc.[a]	3,950	29,072
Ezcorp Inc. Class Aa	8,470	64,033

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
First Cash Financial Services Inc.	5,082	$260,859
First Marblehead Corp. (The)[a]	1,586	7,708
Green Dot Corp. Class Aa	8,124	186,771
LendingClub Corp.[a,b]	39,679	170,620
Navient Corp.	61,161	730,874
Nelnet Inc. Class A	3,425	119,019
Nicholas Financial Inc.[a]	2,255	23,181
OneMain Holdings Inc.[a]	8,753	199,743
PRA Group Inc.[a,b]	8,711	210,284
Regional Management Corp.[a]	1,941	28,455
Santander Consumer USA Holdings Inc.[a]	20,137	208,015
SLM Corp.[a]	78,907	487,645
Synchrony Financial[a]	153,293	3,875,247
World Acceptance Corp.[a]	1,587	72,367

		27,821,717
CONTAINERS & PACKAGING — 0.45%
AEP Industries Inc.	756	60,828
AptarGroup Inc.	11,593	917,354
Avery Dennison Corp.	16,498	1,233,226
Ball Corp.	32,001	2,313,352
Bemis Co. Inc.	17,371	894,433
Berry Plastics Group Inc.[a]	22,251	864,451
Crown Holdings Inc.[a]	25,644	1,299,381
Graphic Packaging Holding Co.	59,452	745,528
Greif Inc.	1,624	88,914
Greif Inc. Class A	4,582	170,771
International Paper Co.	75,699	3,208,124
Myers Industries Inc.	4,167	60,005
Owens-Illinois Inc.[a,b]	29,727	535,383
Packaging Corp. of America	17,416	1,165,653
Sealed Air Corp.	36,272	1,667,424
Silgan Holdings Inc.	7,436	382,657
Sonoco Products Co.	18,484	917,915
UFP Technologies Inc.[a,b]	1,102	24,839
WestRock Co.	46,511	1,807,883

		18,358,121
DISTRIBUTORS — 0.14%
AMCON Distributing Co.	53	4,743
Core-Mark Holding Co. Inc.	8,428	394,936
Educational Development Corp.	638	7,407
Fenix Parts Inc.[a,b]	2,477	9,735
Genuine Parts Co.	27,556	2,790,045

Security	Shares	Value
LKQ Corp.[a]	56,437	$1,789,053
Pool Corp.	7,731	726,946
VOXX International Corp.[a]	3,698	10,317
Weyco Group Inc.	1,076	29,891

		5,763,073
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	3,115	87,532
Apollo Education Group Inc.[a]	18,293	166,832
Ascent Capital Group Inc. Class Aa,b	2,277	35,043
Bridgepoint Education Inc.[a]	3,313	23,986
Bright Horizons Family Solutions Inc.[a]	7,816	518,279
Cambium Learning Group Inc.[a,b]	2,377	10,720
Capella Education Co.	1,917	100,911
Career Education Corp.[a]	12,248	72,876
Carriage Services Inc.	3,156	74,734
Chegg Inc.[a,b]	9,193	45,965
Collectors Universe Inc.	1,464	28,914
DeVry Education Group Inc.	10,354	184,715
Graham Holdings Co. Class B	798	390,653
Grand Canyon Education Inc.[a]	8,567	341,995
H&R Block Inc.	41,462	953,626
Houghton Mifflin Harcourt Co.[a]	19,321	301,987
ITT Educational Services Inc.[a,b]	4,393	8,435
K12 Inc.[a]	5,891	73,579
Liberty Tax Inc.	1,131	15,065
LifeLock Inc.[a]	15,573	246,209
Lincoln Educational Services Corp.[a]	4,860	7,290
National American University Holdings Inc.[b]	1,624	3,216
Regis Corp.[a]	6,934	86,328
Service Corp. International/U.S.	35,769	967,194
ServiceMaster Global Holdings Inc.[a]	24,923	991,935
Sotheby’sb	9,751	267,177
Strayer Education Inc.[a,b]	1,935	95,067
Universal Technical Institute Inc.	4,248	9,600
Weight Watchers International Inc.[a,b]	5,045	58,673

		6,168,536
DIVERSIFIED FINANCIAL SERVICES — 1.92%
A-Mark Precious Metals Inc.	627	10,145
Bats Global Markets Inc.[a]	5,055	129,863
BBX Capital Corp.[a,b]	712	10,943
Berkshire Hathaway Inc. Class Ba	344,487	49,878,273
CBOE Holdings Inc.	14,894	992,238

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
CME Group Inc./IL	62,301	$6,068,117
FactSet Research Systems Inc.	7,576	1,222,918
GAIN Capital Holdings Inc.	4,480	28,314
GWG Holdings Inc.[a]	186	1,395
Intercontinental Exchange Inc.	21,903	5,606,292
Leucadia National Corp.	61,337	1,062,970
MarketAxess Holdings Inc.	6,865	998,171
Marlin Business Services Corp.	1,728	28,166
Moody’s Corp.	31,124	2,916,630
Morningstar Inc.	3,445	281,732
MSCI Inc.	16,032	1,236,388
Nasdaq Inc.	21,174	1,369,323
NewStar Financial Inc.[a]	4,018	33,832
On Deck Capital Inc.[a,b]	6,816	35,102
PICO Holdings Inc.[a]	4,316	40,829
Resource America Inc. Class A	2,860	27,799
S&P Global Inc.	48,647	5,217,877
TheStreet Inc.	6,865	7,758
Tiptree Financial Inc.[b]	6,052	33,165
Value Line Inc.	194	3,172
Voya Financial Inc.	37,631	931,744

		78,173,156
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.52%
8x8 Inc.[a]	16,263	237,602
Alaska Communications Systems Group Inc.[a]	10,088	17,150
AT&T Inc.	1,131,721	48,901,664
ATN International Inc.	1,890	147,061
CenturyLink Inc.	100,666	2,920,321
Cincinnati Bell Inc.[a,b]	38,384	175,415
Cogent Communications Holdings Inc.	7,534	301,812
Consolidated Communications Holdings Inc.	9,247	251,888
Elephant Talk Communications Corp.[a]	24,788	4,402
Fairpoint Communications Inc.[a]	3,725	54,683
Frontier Communications Corp.	216,290	1,068,473
Fusion Telecommunications International Inc.[a]	1,445	2,659
General Communication Inc. Class Aa	5,333	84,261
Globalstar Inc.[a,b]	49,868	60,340

Security	Shares	Value
Hawaiian Telcom Holdco Inc.[a]	1,996	$42,295
IDT Corp. Class B	3,149	44,684
Inteliquent Inc.	6,098	121,289
Iridium Communications Inc.[a,b]	14,708	130,607
Level 3 Communications Inc.[a]	53,399	2,749,515
Lumos Networks Corp.[a]	4,203	50,856
One Horizon Group Inc.[a,b]	3,142	2,388
Ooma Inc.[a]	871	7,134
ORBCOMM Inc.[a]	11,967	119,072
Otelco Inc.[a,b]	754	3,167
pdvWireless Inc.[a,b]	1,936	41,411
SBA Communications Corp. Class Aa	23,136	2,497,300
Straight Path Communications Inc. Class Ba,b	1,787	49,446
Towerstream Corp.[a,b]	15,689	2,636
Verizon Communications Inc.	749,398	41,846,384
Vonage Holdings Corp.[a]	33,701	205,576
Windstream Holdings Inc.[b]	17,884	165,785
Zayo Group Holdings Inc.[a]	7,587	211,905

		102,519,181
ELECTRIC UTILITIES — 2.09%
ALLETE Inc.	8,541	552,005
Alliant Energy Corp.	41,821	1,660,294
American Electric Power Co. Inc.	90,387	6,335,225
Avangrid Inc.	10,302	474,510
Duke Energy Corp.	126,694	10,869,078
Edison International	59,914	4,653,520
El Paso Electric Co.	7,444	351,878
Empire District Electric Co. (The)	7,894	268,159
Entergy Corp.	32,871	2,674,056
Eversource Energy	58,442	3,500,676
Exelon Corp.	169,588	6,166,220
FirstEnergy Corp.	78,220	2,730,660
Genie Energy Ltd. Class B	3,258	22,057
Great Plains Energy Inc.	28,405	863,512
Hawaiian Electric Industries Inc.	19,863	651,308
IDACORP Inc.	9,215	749,640
ITC Holdings Corp.	28,193	1,319,996
MGE Energy Inc.	6,223	351,693
NextEra Energy Inc.	84,863	11,066,135
OGE Energy Corp.	36,798	1,205,135
Otter Tail Corp.	6,844	229,206
PG&E Corp.	91,260	5,833,339

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Pinnacle West Capital Corp.	20,499	$1,661,649
PNM Resources Inc.	14,492	513,596
Portland General Electric Co.	16,402	723,656
PPL Corp.	124,520	4,700,630
Southern Co. (The)	172,621	9,257,664
Spark Energy Inc. Class A	940	31,067
Westar Energy Inc.	26,100	1,463,949
Xcel Energy Inc.	93,373	4,181,243

		85,061,756
ELECTRICAL EQUIPMENT — 0.56%
Active Power Inc.[a]	5,018	1,982
Acuity Brands Inc.	8,083	2,004,261
Allied Motion Technologies Inc.	1,093	25,423
American Electric Technologies Inc.[a]	1,746	4,365
American Superconductor Corp.[a,b]	2,336	19,716
AMETEK Inc.	42,988	1,987,335
AZZ Inc.	4,759	285,445
Babcock & Wilcox Enterprises Inc.[a]	9,687	142,302
Broadwind Energy Inc.[a]	3,276	13,825
Capstone Turbine Corp.[a]	3,181	4,390
Eaton Corp. PLC	84,270	5,033,447
Emerson Electric Co.	118,355	6,173,397
Encore Wire Corp.	3,668	136,743
Energous Corp.[a,b]	2,439	31,585
Energy Focus Inc.[a,b]	1,612	10,059
EnerSys	7,974	474,214
Enphase Energy Inc.[a,b]	5,087	10,123
Ensync Inc.[a,b]	10,994	4,068
Espey Manufacturing & Electronics Corp.	555	14,436
FuelCell Energy Inc.[a,b]	4,100	25,502
Generac Holdings Inc.[a,b]	12,146	424,624
General Cable Corp.	8,844	112,407
Hubbell Inc.	9,609	1,013,461
Ideal Power Inc.[a,b]	1,408	6,942
Lime Energy Co.[a]	320	710
LSI Industries Inc.	4,491	49,715
Ocean Power Technologies Inc.[a,b]	295	749
Orion Energy Systems Inc.[a]	5,367	6,226
Pioneer Power Solutions Inc.[a]	969	5,184
Plug Power Inc.[a,b]	32,796	61,001
Powell Industries Inc.	1,629	64,085
Power Solutions International Inc.[a,b]	895	15,976

Security	Shares	Value
Preformed Line Products Co.	593	$23,951
Real Goods Solar Inc. Class Aa	91	371
Regal Beloit Corp.	8,331	458,622
Revolution Lighting Technologies Inc.[a,b]	1,077	6,656
Rockwell Automation Inc.	23,987	2,754,187
Sensata Technologies Holding NVa	31,569	1,101,442
Servotronics Inc.	113	1,104
Solarcity Corp.[a,b]	11,324	270,983
Sunrun Inc.[a,b]	3,416	20,257
Thermon Group Holdings Inc.[a]	5,934	113,992
Ultralife Corp.[a]	1,910	9,569
Vicor Corp.[a]	2,882	29,022

		22,953,854
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.76%
ADDvantage Technologies Group Inc.[a]	948	1,678
Agilysys Inc.[a]	2,818	29,504
Amphenol Corp. Class A	56,604	3,245,107
Anixter International Inc.[a]	5,145	274,126
Applied DNA Sciences Inc.[a,b]	3,995	12,904
Arrow Electronics Inc.[a]	16,835	1,042,086
Avnet Inc.	23,741	961,748
AVX Corp.	8,599	116,774
Badger Meter Inc.	2,618	191,193
Belden Inc.	7,805	471,188
Benchmark Electronics Inc.[a]	9,250	195,637
CDW Corp./DE	27,215	1,090,777
ClearSign Combustion Corp.[a]	2,017	10,105
Cognex Corp.	15,651	674,558
Coherent Inc.[a]	4,474	410,624
Control4 Corp.[a,b]	3,296	26,895
Corning Inc.	197,913	4,053,258
CPS Technologies Corp.[a,b]	1,489	2,576
CTS Corp.	5,947	106,570
CUI Global Inc.[a,b]	3,743	18,902
Daktronics Inc.	7,054	44,088
Data I/O Corp.[a]	1,405	3,302
Digital Ally Inc.[a]	832	3,228
Dolby Laboratories Inc. Class A	9,290	444,526
DTS Inc./CAa	3,216	85,063
Dynasil Corp. of America[a,b]	2,618	3,456
Echelon Corp.[a]	702	3,342

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Electro Rent Corp.	3,246	$50,021
Electro Scientific Industries Inc.[a]	5,047	29,474
Electro-Sensors Inc.[a]	222	702
eMagin Corp.[a]	4,178	8,022
ePlus Inc.[a]	1,010	82,608
Fabrinet[a]	5,423	201,302
FARO Technologies Inc.[a,b]	3,254	110,083
FEI Co.	7,494	800,959
Fitbit Inc.[a]	10,592	129,434
FLIR Systems Inc.	25,352	784,644
Frequency Electronics Inc.[a]	1,405	13,067
Giga-Tronics Inc.[a,b]	848	907
ID Systems Inc.[a]	2,343	11,270
Identiv Inc.[a]	2,507	4,488
IEC Electronics Corp.[a]	1,912	7,935
II-VI Inc.[a]	9,535	178,877
Image Sensing Systems Inc.[a]	1,093	2,448
Ingram Micro Inc. Class A	27,277	948,694
Insight Enterprises Inc.[a]	6,783	176,358
Intellicheck Mobilisa Inc.[a,b]	1,557	2,149
IntriCon Corp.[a]	1,098	5,863
InvenSense Inc.[a]	14,544	89,155
IPG Photonics Corp.[a,b]	6,675	534,000
Iteris Inc.[a]	4,904	14,025
Itron Inc.[a]	6,878	296,442
Jabil Circuit Inc.	34,880	644,234
Kemet Corp.[a]	8,344	24,448
KEY Tronic Corp.[a]	1,846	13,900
Keysight Technologies Inc.[a]	31,288	910,168
Kimball Electronics Inc.[a]	4,057	50,510
Knowles Corp.[a,b]	16,126	220,604
LGL Group Inc. (The)[a]	257	843
LightPath Technologies Inc.[a]	2,457	4,275
Littelfuse Inc.	4,111	485,879
LRAD Corp.	5,949	10,649
Luna Innovations Inc.[a]	6,266	7,770
Maxwell Technologies Inc.[a,b]	5,892	31,110
Mesa Laboratories Inc.	647	79,581
Methode Electronics Inc.	6,958	238,172
Microvision Inc.[a,b]	9,213	15,478
MOCON Inc.	973	13,778
MTS Systems Corp.	2,915	127,794

Security	Shares	Value
Multi-Fineline Electronix Inc.[a]	1,652	$38,326
NAPCO Security Technologies Inc.[a]	2,480	15,773
National Instruments Corp.	18,558	508,489
Neonode Inc.[a]	7,618	11,122
NetList Inc.[a,b]	7,853	9,188
Novanta Inc.[a]	5,783	87,612
OSI Systems Inc.[a]	3,352	194,852
PAR Technology Corp.[a]	1,980	9,484
Park Electrochemical Corp.	3,654	53,093
PC Connection Inc.	3,347	79,659
PCM Inc.[a]	1,497	16,677
Perceptron Inc.[a,b]	1,760	8,237
Plexus Corp.[a]	6,054	261,533
QLogic Corp.[a]	15,306	225,610
RadiSys Corp.[a,b]	6,153	27,565
Research Frontiers Inc.[a]	3,539	12,917
RF Industries Ltd.	1,412	3,092
Richardson Electronics Ltd./U.S.	2,326	12,258
RMG Networks Holding Corp.[a]	2,298	2,229
Rofin-Sinar Technologies Inc.[a]	5,148	164,427
Rogers Corp.[a]	3,305	201,935
Sanmina Corp.[a]	13,716	367,726
ScanSource Inc.[a]	4,948	183,620
Schmitt Industries Inc.[a]	374	688
SigmaTron International Inc.[a]	933	5,673
Superconductor Technologies Inc.[a]	4,326	818
SYNNEX Corp.	5,329	505,296
Systemax Inc.[a]	1,934	16,497
Taitron Components Inc.[b]	743	750
TE Connectivity Ltd.	65,817	3,758,809
Tech Data Corp.[a]	6,428	461,852
Trimble Navigation Ltd.[a]	46,280	1,127,381
TTM Technologies Inc.[a]	11,889	89,524
Uni-Pixel Inc.[a,b]	5,402	7,941
Universal Display Corp.[a]	7,863	533,111
Universal Security Instruments Inc.[a]	565	2,006
VeriFone Systems Inc.[a]	20,265	375,713
Vicon Industries Inc.[a]	1,044	532
Vishay Intertechnology Inc.	24,658	305,513
Vishay Precision Group Inc.[a]	2,397	32,168
Wayside Technology Group Inc.	773	13,960
Wireless Telecom Group Inc.[a]	3,201	4,289
Zebra Technologies Corp. Class Aa,b	9,601	481,010

		31,104,290

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.13%
Archrock Inc.	13,390	$126,134
Aspen Aerogels Inc.[a]	3,148	15,646
Atwood Oceanics Inc.[b]	10,760	134,715
Baker Hughes Inc.	80,603	3,637,613
Basic Energy Services Inc.[a,b]	7,340	12,331
Bristow Group Inc.	6,764	77,177
C&J Energy Services Ltd.[a,b]	18,623	11,217
CARBO Ceramics Inc.	3,979	52,125
Core Laboratories NVb	8,105	1,004,128
Dawson Geophysical Co.[a]	4,151	33,831
Diamond Offshore Drilling Inc.	11,895	289,405
Dril-Quip Inc.[a]	7,003	409,185
Eco Stim Energy Solutions Inc[a]	2,529	7,334
ENGlobal Corp.[a]	2,801	3,361
Ensco PLC Class A	55,864	542,439
Enservco Corp.[a,b]	4,571	2,834
Era Group Inc.[a]	3,482	32,731
Exterran Corp.[a]	6,526	83,859
Fairmount Santrol Holdings Inc.[a,b]	12,864	99,181
FMC Technologies Inc.[a]	41,763	1,113,819
Forbes Energy Services Ltd.[a]	1,866	345
Forum Energy Technologies Inc.[a,b]	12,354	213,848
Frank’s International NV	6,308	92,160
Geospace Technologies Corp.[a,b]	2,033	33,280
Glori Energy Inc.[a]	8,826	1,987
Gulf Island Fabrication Inc.	2,541	17,635
Gulfmark Offshore Inc. Class Aa	3,933	12,310
Halliburton Co.	158,062	7,158,628
Helix Energy Solutions Group Inc.[a]	18,451	124,729
Helmerich & Payne Inc.	19,934	1,338,169
Hornbeck Offshore Services Inc.[a,b]	6,443	53,735
Independence Contract Drilling Inc.[a,b]	4,728	25,673
ION Geophysical Corp.[a,b]	1,671	10,410
Key Energy Services Inc.[a]	56,256	13,046
Matrix Service Co.[a]	4,938	81,428
McDermott International Inc.[a]	43,640	215,582
Mitcham Industries Inc.[a]	2,310	8,663
Nabors Industries Ltd.	52,014	522,741
National Oilwell Varco Inc.	69,429	2,336,286
Natural Gas Services Group Inc.[a]	2,433	55,716
Newpark Resources Inc.[a]	16,337	94,591
Noble Corp. PLC	44,874	369,762

Security	Shares	Value
Oceaneering International Inc.	18,180	$542,855
Oil States International Inc.[a]	9,591	315,352
Parker Drilling Co.[a,b]	23,946	54,836
Patterson-UTI Energy Inc.	27,190	579,691
PHI Inc.[a]	147	2,433
PHI Inc. NVS[a]	1,161	20,759
Pioneer Energy Services Corp.[a]	9,826	45,200
Profire Energy Inc.[a]	5,732	6,363
RigNet Inc.[a,b]	2,415	32,337
Rowan Companies PLC Class A	23,149	408,811
RPC Inc.[b]	11,514	178,812
SAExploration Holdings Inc.[a]	2,026	248
Schlumberger Ltd.	255,486	20,203,833
SEACOR Holdings Inc.[a,b]	2,813	163,013
Superior Drilling Products Inc.[a]	1,553	3,323
Superior Energy Services Inc.	27,936	514,302
Synthesis Energy Systems Inc.[a,b]	13,546	14,223
Tesco Corp.[b]	7,025	46,997
TETRA Technologies Inc.[a]	14,574	92,836
Tidewater Inc.	9,657	42,587
Transocean Ltd.[b]	63,338	753,089
U.S. Silica Holdings Inc.[b]	11,591	399,542
Unit Corp.[a,b]	9,743	151,601
Weatherford International PLC[a,b]	165,469	918,353
Willbros Group Inc.[a]	7,956	20,129

		45,981,314
FOOD & STAPLES RETAILING — 2.05%
Andersons Inc. (The)	4,846	172,227
Casey’s General Stores Inc.	7,206	947,661
Chefs’ Warehouse Inc. (The)[a,b]	3,449	55,184
Costco Wholesale Corp.	80,557	12,650,671
CVS Health Corp.	197,479	18,906,640
Ingles Markets Inc. Class A	2,433	90,751
Kroger Co. (The)	175,466	6,455,394
Natural Grocers by Vitamin Cottage Inc.[a]	1,706	22,263
Performance Food Group Co.[a]	6,122	164,743
PriceSmart Inc.	3,642	340,782
Rite Aid Corp.[a]	192,872	1,444,611
Smart & Final Stores Inc.[a,b]	4,951	73,720
SpartanNash Co.	6,857	209,687
Sprouts Farmers Market Inc.[a,b]	26,309	602,476
SUPERVALU Inc.[a]	48,151	227,273

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Sysco Corp.	96,434	$4,893,061
United Natural Foods Inc.[a]	9,330	436,644
Village Super Market Inc. Class A	1,173	33,888
Wal-Mart Stores Inc.	280,792	20,503,432
Walgreens Boots Alliance Inc.	158,917	13,233,019
Weis Markets Inc.	2,353	118,944
Whole Foods Market Inc.	59,172	1,894,688

		83,477,759
FOOD PRODUCTS — 1.88%
Alico Inc.	592	17,908
Amplify Snack Brands Inc.[a]	4,826	71,184
Arcadia Biosciences Inc.[a,b]	1,916	4,962
Archer-Daniels-Midland Co.	108,126	4,637,524
B&G Foods Inc.	11,432	551,022
Blue Buffalo Pet Products Inc.[a,b]	6,076	141,814
Bridgford Foods Corp.[a]	584	7,393
Bunge Ltd.	25,823	1,527,430
Cal-Maine Foods Inc.[b]	5,735	254,175
Calavo Growers Inc.	2,664	178,488
Campbell Soup Co.	33,036	2,197,885
Coffee Holding Co. Inc.[a,b]	1,493	8,435
ConAgra Foods Inc.	80,418	3,844,785
Darling Ingredients Inc.[a]	29,957	446,359
Dean Foods Co.	16,518	298,811
Farmer Bros. Co.[a]	1,016	32,573
Flowers Foods Inc.	34,004	637,575
Fresh Del Monte Produce Inc.	6,044	328,975
Freshpet Inc.[a,b]	3,323	31,004
General Mills Inc.	109,338	7,797,986
Golden Enterprises Inc.	1,111	8,010
Hain Celestial Group Inc. (The)[a]	19,090	949,728
Hershey Co. (The)	25,883	2,937,462
Hormel Foods Corp.	49,790	1,822,314
Ingredion Inc.	13,264	1,716,494
Inventure Foods Inc.[a,b]	3,672	28,678
J&J Snack Foods Corp.	2,655	316,662
JM Smucker Co. (The)	22,018	3,355,763
John B Sanfilippo & Son Inc.	1,589	67,739
Kellogg Co.	46,439	3,791,744
Kraft Heinz Co. (The)	109,582	9,695,815
Lancaster Colony Corp.	3,586	457,609
Landec Corp.[a]	4,993	53,725
Lifeway Foods Inc.[a]	960	9,283

Security	Shares	Value
Limoneira Co.[b]	2,314	$40,773
McCormick & Co. Inc./MD	21,201	2,261,511
Mead Johnson Nutrition Co.	34,343	3,116,627
Mondelez International Inc. Class A	285,413	12,989,146
Omega Protein Corp.[a]	4,143	82,819
Pilgrim’s Pride Corp.	11,693	297,938
Pinnacle Foods Inc.	20,117	931,216
Post Holdings Inc.[a]	11,804	976,073
RiceBran Technologies[a]	1,578	2,604
Rocky Mountain Chocolate Factory Inc.	920	9,338
S&W Seed Co.[a,b]	2,563	11,175
Sanderson Farms Inc.	3,665	317,536
Seaboard Corp.[a]	49	140,661
Seneca Foods Corp. Class Aa	1,053	38,129
Seneca Foods Corp. Class Ba	117	4,218
Snyder’s-Lance Inc.	14,678	497,437
Tofutti Brands Inc.[a]	628	1,325
Tootsie Roll Industries Inc.[b]	3,353	129,191
TreeHouse Foods Inc.[a]	10,367	1,064,173
Tyson Foods Inc. Class A	55,371	3,698,229
WhiteWave Foods Co. (The)[a]	32,536	1,527,240

		76,364,673
GAS UTILITIES — 0.28%
AGL Resources Inc.	22,249	1,467,767
Atmos Energy Corp.	18,811	1,529,711
Chesapeake Utilities Corp.	2,727	180,473
Delta Natural Gas Co. Inc.	1,396	37,608
Gas Natural Inc.	1,873	13,092
National Fuel Gas Co.	15,671	891,366
New Jersey Resources Corp.	15,816	609,707
Northwest Natural Gas Co.	5,022	325,526
ONE Gas Inc.	9,622	640,729
Piedmont Natural Gas Co. Inc.	15,047	904,626
Questar Corp.	32,201	816,939
RGC Resources Inc.	774	18,785
South Jersey Industries Inc.	14,506	458,680
Southwest Gas Corp.	8,730	687,138
Spire Inc.	8,285	586,909
UGI Corp.	31,752	1,436,778
WGL Holdings Inc.	9,146	647,445

		11,253,279

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.58%
Abaxis Inc.	3,991	$188,495
Abbott Laboratories	270,192	10,621,248
ABIOMED Inc.[a]	7,233	790,495
Accuray Inc.[a,b]	14,622	75,888
Aethlon Medical Inc.[a]	1,174	6,692
Akers Biosciences Inc.[a]	623	2,006
Alere Inc.[a]	15,886	662,128
Align Technology Inc.[a]	13,403	1,079,612
Alliqua BioMedical Inc.[a,b]	4,430	4,962
Alphatec Holdings Inc.[a]	11,864	4,155
Amedica Corp.[a,b]	1,960	2,587
Analogic Corp.	2,343	186,128
AngioDynamics Inc.[a]	4,954	71,189
Anika Therapeutics Inc.[a,b]	2,652	142,280
Antares Pharma Inc.[a]	26,842	28,184
Atossa Genetics Inc.[a]	8,726	2,443
AtriCure Inc.[a]	4,989	70,495
Atrion Corp.	276	118,089
Avinger Inc.[a,b]	941	11,226
AxoGen Inc.[a,b]	4,372	30,079
Baxter International Inc.	101,561	4,592,588
Becton Dickinson and Co.	39,037	6,620,285
Biolase Inc.[a]	8,808	10,305
BioLife Solutions Inc.[a]	1,785	2,856
Boston Scientific Corp.[a]	249,639	5,834,063
Bovie Medical Corp.[a,b]	4,945	8,110
Cantel Medical Corp.	6,584	452,518
Capnia Inc.[a,b]	880	1,021
Cardiovascular Systems Inc.[a,b]	5,410	99,409
CAS Medical Systems Inc.[a,b]	4,838	8,902
Cerus Corp.[a,b]	17,720	110,573
Cesca Therapeutics Inc.[a,b]	272	797
Chembio Diagnostics Inc.[a]	1,592	13,038
Cogentix Medical Inc.[a]	5,027	4,836
ConforMIS Inc.[a,b]	1,756	12,327
CONMED Corp.	4,575	218,365
Cooper Companies Inc. (The)	8,910	1,528,689
Corindus Vascular Robotics Inc.[a,b]	15,639	22,364
CR Bard Inc.	13,497	3,173,955
CryoLife Inc.	4,521	53,393
Cryoport Inc.[a,b]	2,880	5,990
Cutera Inc.[a]	2,557	28,664

Security	Shares	Value
Cynosure Inc. Class Aa	4,171	$202,898
CytoSorbents Corp.[a,b]	3,198	14,551
Daxor Corp.	131	1,045
Delcath Systems Inc.[a,b]	4,024	1,006
DENTSPLY SIRONA Inc.	43,058	2,671,318
Derma Sciences Inc.[a]	5,059	19,932
DexCom Inc.[a]	15,328	1,215,970
Dextera Surgical Inc.[a,b]	2,609	4,696
Echo Therapeutics Inc.[a,b]	1,709	2,222
Edwards Lifesciences Corp.[a]	38,976	3,887,076
Electromed Inc.[a]	920	3,551
EndoChoice Holdings Inc.[a,b]	1,452	7,115
Endologix Inc.[a,b]	13,149	163,837
Entellus Medical Inc.[a,b]	1,106	20,207
EnteroMedics Inc.[a,b]	1,087	315
ERBA Diagnostics Inc.[a]	3,601	2,881
Escalon Medical Corp.[a]	1,438	978
Exactech Inc.[a]	1,884	50,378
Fonar Corp.[a]	1,095	22,294
GenMark Diagnostics Inc.[a,b]	7,822	68,051
Glaukos Corp.[a]	1,103	32,163
Globus Medical Inc. Class Aa,b	12,935	308,241
Great Basin Scientific Inc.[a,b]	589	1,043
Haemonetics Corp.[a]	9,258	268,389
Halyard Health Inc.[a]	8,731	283,932
Hansen Medical Inc.[a]	1,027	4,077
HeartWare International Inc.[a]	3,207	185,204
Hill-Rom Holdings Inc.	10,493	529,372
Hologic Inc.[a]	44,737	1,547,900
ICU Medical Inc.[a]	2,600	293,150
IDEXX Laboratories Inc.[a]	16,479	1,530,240
Inogen Inc.[a,b]	2,596	130,086
InspireMD Inc.[a]	1,094	350
Insulet Corp.[a]	10,324	312,198
Integer Holdings Corp.[a,b]	4,922	152,237
Integra LifeSciences Holdings Corp.[a]	5,345	426,424
Intuitive Surgical Inc.[a]	6,999	4,629,209
Invacare Corp.	5,354	64,944
InVivo Therapeutics Holdings Corp.[a,b]	4,932	28,507
Invuity Inc.[a,b]	775	7,386
iRadimed Corp.[a,b]	866	18,844
IRIDEX Corp.[a,b]	1,504	22,244

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
K2M Group Holdings Inc.[a,b]	4,422	$68,629
Kewaunee Scientific Corp.	262	4,947
Lantheus Holdings Inc.[a]	2,562	9,403
LDR Holding Corp.[a]	4,346	160,585
LeMaitre Vascular Inc.	2,391	34,120
LivaNova PLC[a]	7,986	401,137
Masimo Corp.[a]	8,107	425,739
Medovex Corp.[a,b]	2,674	3,503
Medtronic PLC	258,539	22,433,429
Meridian Bioscience Inc.	7,635	148,883
Merit Medical Systems Inc.[a]	7,945	157,549
MGC Diagnostics Corp.[a]	737	4,805
Milestone Scientific Inc.[a,b]	2,357	6,600
Misonix Inc.[a]	1,057	5,327
Natus Medical Inc.[a]	5,995	226,611
Neogen Corp.[a]	6,806	382,838
NeuroMetrix Inc.[a]	807	1,340
Nevro Corp.[a,b]	2,469	182,113
NuVasive Inc.[a,b]	9,100	543,452
Nuvectra Corp.[a]	1,528	11,307
NxStage Medical Inc.[a]	10,541	228,529
Oncosec Medical Inc.[a]	3,322	5,448
OraSure Technologies Inc.[a,b]	10,305	60,903
Orthofix International NVa	3,427	145,305
Penumbra Inc.[a,b]	746	44,387
PhotoMedex Inc.[a]	2,484	626
Presbia PLC[a,b]	707	3,196
Pro-Dex Inc.[a]	556	3,091
Quidel Corp.[a,b]	5,257	93,890
ResMed Inc.	25,859	1,635,065
Retractable Technologies Inc.[a]	2,410	6,073
Rockwell Medical Inc.[a,b]	8,488	64,254
Roka Bioscience Inc.[a]	925	529
RTI Surgical Inc.[a]	10,942	39,282
SeaSpine Holdings Corp.[a]	1,663	17,428
Second Sight Medical Products Inc.[a,b]	2,829	10,128
Semler Scientific Inc.[a]	559	766
Senseonics Holdings Inc.[a,b]	2,584	10,155
Sientra Inc.[a,b]	1,807	11,890
Skyline Medical Inc.[a,b]	1,038	158
Span-America Medical Systems Inc.	541	9,678
Spectranetics Corp. (The)[a,b]	7,733	144,684
St. Jude Medical Inc.	52,320	4,080,960

Security	Shares	Value
STAAR Surgical Co.[a]	5,222	$28,773
Stereotaxis Inc.[a]	5,202	4,890
STERIS PLC	15,945	1,096,219
Strata Skin Sciences Inc.[a]	3,308	2,018
Stryker Corp.	57,789	6,924,856
Sunshine Heart Inc.[a,b]	4,090	1,885
SurModics Inc.[a,b]	2,445	57,409
Symmetry Surgical Inc.[a]	1,773	23,280
Tandem Diabetes Care Inc.[a,b]	3,643	27,468
TearLab Corp.[a]	5,985	3,830
Teleflex Inc.	8,016	1,421,317
TransEnterix Inc.[a,b]	11,197	13,660
Unilife Corp.[a,b]	2,486	8,179
Utah Medical Products Inc.	697	43,911
Varian Medical Systems Inc.[a,b]	17,563	1,444,206
Vascular Solutions Inc.[a]	3,242	135,062
Veracyte Inc.[a]	2,683	13,496
Vermillion Inc.[a]	4,488	4,982
VolitionRx Ltd.[a,b]	2,349	7,399
West Pharmaceutical Services Inc.	13,420	1,018,310
Wright Medical Group NVa,b	18,516	321,623
Xtant Medical Holdings Inc.[a]	1,080	2,063
Zeltiq Aesthetics Inc.[a,b]	5,875	160,564
Zimmer Biomet Holdings Inc.	36,609	4,406,991
Zosano Pharma Corp.[a,b]	1,630	2,152

		105,041,175
HEALTH CARE PROVIDERS & SERVICES — 2.64%
AAC Holdings Inc.[a,b]	1,548	35,325
Acadia Healthcare Co. Inc.[a,b]	13,675	757,595
Aceto Corp.	5,317	116,389
Adcare Health Systems Inc.	3,323	6,114
Addus HomeCare Corp.[a]	1,127	19,644
Adeptus Health Inc. Class Aa,b	2,437	125,895
Aetna Inc.	64,488	7,875,919
Air Methods Corp.[a,b]	6,595	236,299
Alliance HealthCare Services Inc.[a]	1,951	12,174
Almost Family Inc.[a]	1,558	66,386
Amedisys Inc.[a]	5,145	259,720
American Renal Associates Holdings Inc.[a,b]	1,204	34,880
American Shared Hospital Services[a]	652	1,324
AmerisourceBergen Corp.	33,852	2,685,141
AMN Healthcare Services Inc.[a,b]	8,637	345,221

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Amsurg Corp.[a]	9,914	$768,731
Anthem Inc.	48,373	6,353,310
BioScrip Inc.[a]	12,854	32,778
BioTelemetry Inc.[a]	5,077	82,755
Brookdale Senior Living Inc.[a,b]	34,461	532,078
Capital Senior Living Corp.[a]	5,101	90,135
Cardinal Health Inc.	59,957	4,677,246
Centene Corp.[a]	31,381	2,239,662
Chemed Corp.	3,080	419,835
Cigna Corp.	47,190	6,039,848
Civitas Solutions Inc.[a]	3,312	68,989
Community Health Systems Inc.[a,b]	21,109	254,363
CorVel Corp.[a]	1,837	79,322
Cross Country Healthcare Inc.[a]	5,989	83,367
DaVita HealthCare Partners Inc.[a]	30,053	2,323,698
Digirad Corp.	3,691	19,009
Diplomat Pharmacy Inc.[a,b]	6,606	231,210
Diversicare Healthcare Services Inc.	886	7,132
Ensign Group Inc. (The)	8,698	182,745
Envision Healthcare Holdings Inc.[a]	34,518	875,722
ExamWorks Group Inc.[a]	7,138	248,759
Express Scripts Holding Co.[a]	116,388	8,822,210
Five Star Quality Care Inc.[a]	8,525	19,948
Genesis Healthcare Inc.[a]	4,522	8,004
HCA Holdings Inc.[a]	55,414	4,267,432
HealthEquity Inc.[a,b]	6,264	190,332
HealthSouth Corp.	16,608	644,723
Healthways Inc.[a]	5,851	67,579
Henry Schein Inc.[a]	15,115	2,672,332
Hooper Holmes Inc.[a]	721	872
Humana Inc.	27,419	4,932,130
InfuSystems Holdings Inc.[a]	3,292	8,559
Interpace Diagnostics Group Inc.[a]	1,986	655
Joint Corp. (The)[a,b]	1,480	3,004
Kindred Healthcare Inc.	15,808	178,472
Laboratory Corp. of America Holdings[a]	18,856	2,456,371
Landauer Inc.	1,755	72,236
LHC Group Inc.[a]	2,411	104,348
LifePoint Health Inc.[a]	8,008	523,483
Magellan Health Inc.[a]	3,365	221,316
McKesson Corp.	41,391	7,725,630
MEDNAX Inc.[a]	17,097	1,238,336
Molina Healthcare Inc.[a]	7,506	374,549

Security	Shares	Value
National Healthcare Corp.	2,111	$136,666
National Research Corp. Class A	1,663	22,783
National Research Corp. Class B	194	6,439
Owens & Minor Inc.	11,349	424,226
Patterson Companies Inc.	15,469	740,810
PharMerica Corp.[a]	5,428	133,854
Premier Inc.[a]	8,184	267,617
Providence Service Corp. (The)[a]	2,367	106,231
Psychemedics Corp.	944	12,971
Quest Diagnostics Inc.	26,068	2,122,196
Quorum Health Corp.[a]	5,491	58,809
RadNet Inc.[a]	5,941	31,725
Select Medical Holdings Corp.[a]	19,017	206,715
Sharps Compliance Corp.[a]	2,267	9,952
Surgery Partners Inc.[a,b]	2,654	47,507
Surgical Care Affiliates Inc.[a]	4,946	235,776
Team Health Holdings Inc.[a]	13,418	545,710
Teladoc Inc.[a,b]	1,642	26,305
Tenet Healthcare Corp.[a,b]	18,551	512,750
Triple-S Management Corp. Class Ba	4,322	105,586
U.S. Physical Therapy Inc.	2,343	141,072
UnitedHealth Group Inc.	174,813	24,683,596
Universal American Corp.	10,197	77,293
Universal Health Services Inc. Class B	16,521	2,215,466
USMD Holdings Inc.[a,b]	268	5,022
VCA Inc.[a]	14,782	999,411
WellCare Health Plans Inc.[a]	8,136	872,830
		107,470,559

HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	34,315	435,801
Arrhythmia Research Technology Inc.[a]	563	2,477
athenahealth Inc.[a,b]	7,208	994,776
Castlight Health Inc.[a,b]	7,643	30,266
Cerner Corp.[a]	55,402	3,246,557
Computer Programs & Systems Inc.	1,869	74,611
Connecture Inc.[a]	1,416	3,200
Evolent Health Inc.[a,b]	2,322	44,583
HealthStream Inc.[a]	4,387	116,343
HMS Holdings Corp.[a]	15,590	274,540
HTG Molecular Diagnostics Inc.[a]	937	2,436
Icad Inc.[a]	2,497	13,034

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Imprivata Inc.[a]	2,618	$36,652
IMS Health Holdings Inc.[a]	27,199	689,767
Inovalon Holdings Inc.[a,b]	11,827	213,004
Medidata Solutions Inc.[a]	10,467	490,588
Omnicell Inc.[a]	6,557	224,446
Press Ganey Holdings Inc.[a]	1,660	65,321
Quality Systems Inc.	7,979	95,030
Simulations Plus Inc.	1,852	14,001
Streamline Health Solutions Inc.[a]	4,266	5,119
Veeva Systems Inc.[a]	17,534	598,260
Vocera Communications Inc.[a]	4,368	56,129

		7,726,941
HOTELS, RESTAURANTS & LEISURE — 2.05%
Aramark	41,972	1,402,704
Ark Restaurants Corp.	295	6,584
Belmond Ltd.[a]	16,112	159,509
Biglari Holdings Inc.[a]	174	70,181
BJ’s Restaurants Inc.[a]	3,668	160,768
Bloomin’ Brands Inc.	21,431	382,972
Bob Evans Farms Inc./DE	3,705	140,605
Bojangles’ Inc.[a,b]	1,505	25,510
Bowl America Inc.	629	8,995
Boyd Gaming Corp.[a]	14,542	267,573
Bravo Brio Restaurant Group Inc.[a]	2,649	21,695
Brinker International Inc.	10,350	471,235
Buffalo Wild Wings Inc.[a,b]	3,451	479,516
Caesars Entertainment Corp.[a,b]	7,701	59,221
Canterbury Park Holding Corp.	541	5,956
Carnival Corp.	80,689	3,566,454
Carrols Restaurant Group Inc.[a,b]	6,121	72,840
Century Casinos Inc.[a]	4,003	24,939
Chanticleer Holdings Inc.[a,b]	5,776	2,484
Cheesecake Factory Inc. (The)	8,312	400,140
Chipotle Mexican Grill Inc.[a,b]	5,388	2,170,071
Choice Hotels International Inc.	6,534	311,149
Churchill Downs Inc.	2,159	272,811
Chuy’s Holdings Inc.[a,b]	3,135	108,502
ClubCorp Holdings Inc.	11,835	153,855
Cosi Inc.[a]	10,122	5,061
Cracker Barrel Old Country Store Inc.[b]	4,392	753,096
Darden Restaurants Inc.	20,977	1,328,683
Dave & Buster’s Entertainment Inc.[a,b]	4,858	227,306
Del Frisco’s Restaurant Group Inc.[a]	4,310	61,719

Security	Shares	Value
Del Taco Restaurants Inc.[a]	4,878	$44,390
Denny’s Corp.[a]	14,666	157,366
Diamond Resorts International Inc.[a,b]	9,809	293,878
DineEquity Inc.	3,145	266,633
Diversified Restaurant Holdings Inc.[a]	2,495	3,792
Domino’s Pizza Inc.	9,231	1,212,769
Dover Downs Gaming & Entertainment Inc.[a]	3,130	3,318
Dover Motorsports Inc.	3,170	6,879
Dunkin’ Brands Group Inc.	16,905	737,396
El Pollo Loco Holdings Inc.[a,b]	3,736	48,568
Eldorado Resorts Inc.[a]	4,149	63,044
Empire Resorts Inc.[a,b]	578	9,132
Extended Stay America Inc.	12,857	192,212
Famous Dave’s of America Inc.[a]	1,121	5,639
Fiesta Restaurant Group Inc.[a]	4,937	107,676
Flanigan’s Enterprises Inc.	198	4,095
Fogo De Chao Inc.[a]	901	11,767
Full House Resorts Inc.[a]	3,519	7,108
Gaming Partners International Corp.[a]	768	7,142
Golden Entertainment Inc.[b]	1,640	19,172
Good Times Restaurants Inc.[a,b]	2,272	7,929
Habit Restaurants Inc. (The)[a,b]	2,267	37,133
Hilton Worldwide Holdings Inc.	96,647	2,177,457
Hyatt Hotels Corp. Class Aa,b	4,565	224,324
Ignite Restaurant Group Inc.[a]	1,462	2,281
International Speedway Corp. Class A	4,930	164,908
Interval Leisure Group Inc.	20,631	328,033
Intrawest Resorts Holdings Inc.[a]	2,616	33,956
Isle of Capri Casinos Inc.[a]	4,307	78,904
J Alexander’s Holdings Inc.[a]	2,719	27,000
Jack in the Box Inc.	6,004	515,864
Jamba Inc.[a,b]	3,143	32,341
Kona Grill Inc.[a,b]	1,854	19,875
Krispy Kreme Doughnuts Inc.[a]	11,340	237,686
La Quinta Holdings Inc.[a]	15,648	178,387
Las Vegas Sands Corp.	67,306	2,927,138
Lindblad Expeditions Holdings Inc.[a]	3,345	32,212
Luby’s Inc.[a,b]	3,975	19,955
Marcus Corp. (The)	3,448	72,753
Marriott International Inc./MD Class Ab	35,076	2,331,151
Marriott Vacations Worldwide Corp.	4,582	313,821
McDonald’s Corp.	161,409	19,423,959

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
MGM Resorts International[a]	87,428	$1,978,496
Monarch Casino & Resort Inc.[a]	1,904	41,831
Morgans Hotel Group Co.[a,b]	5,840	12,498
Nathan’s Famous Inc.[a]	652	29,014
Nevada Gold & Casinos Inc.[a,b]	2,610	5,037
Noodles & Co.[a,b]	3,722	36,401
Norwegian Cruise Line Holdings Ltd.[a]	28,857	1,149,663
ONE Group Hospitality Inc. (The)[a]	2,774	7,240
Panera Bread Co. Class Aa	4,217	893,751
Papa John’s International Inc.[b]	5,214	354,552
Papa Murphy’s Holdings Inc.[a,b]	1,825	12,109
Peak Resorts Inc.	2,283	10,410
Penn National Gaming Inc.[a]	13,024	181,685
Pinnacle Entertainment Inc.[a]	10,526	116,628
Planet Fitness Inc. Class Aa,b	2,603	49,145
Popeyes Louisiana Kitchen Inc.[a]	4,137	226,046
Potbelly Corp.[a,b]	4,395	55,113
Rave Restaurant Group Inc.[a]	1,455	5,820
RCI Hospitality Holdings Inc.	1,838	18,729
Red Lion Hotels Corp.[a]	3,647	26,477
Red Robin Gourmet Burgers Inc.[a]	2,541	120,520
Red Rock Resorts Inc. Class Aa	5,139	112,955
Royal Caribbean Cruises Ltd.	30,927	2,076,748
Ruby Tuesday Inc.[a]	11,346	40,959
Ruth’s Hospitality Group Inc.	6,263	99,895
Scientific Games Corp. Class Aa	9,182	84,383
SeaWorld Entertainment Inc.[b]	12,162	174,281
Shake Shack Inc. Class Aa,b	909	33,115
Six Flags Entertainment Corp.	15,922	922,680
Sonic Corp.	9,135	247,102
Speedway Motorsports Inc.	2,010	35,678
Starbucks Corp.	269,368	15,386,300
Starwood Hotels & Resorts Worldwide Inc.	31,049	2,296,074
Texas Roadhouse Inc.	11,602	529,051
Town Sports International Holdings Inc.[a]	5,008	13,622
Vail Resorts Inc.	6,699	926,003
Wendy’s Co. (The)	39,653	381,462
Wingstop Inc.[a,b]	2,528	68,888
Wyndham Worldwide Corp.	20,649	1,470,828
Wynn Resorts Ltd.	15,017	1,361,141
Yum! Brands Inc.	74,955	6,215,269
Zoe’s Kitchen Inc.[a,b]	3,497	126,836

		83,445,612

Security	Shares	Value
HOUSEHOLD DURABLES — 0.59%
Bassett Furniture Industries Inc.	1,844	$44,145
Beazer Homes USA Inc.[a,b]	4,874	37,773
CalAtlantic Group Inc.	13,841	508,103
Cavco Industries Inc.[a]	1,554	145,610
Century Communities Inc.[a]	2,596	45,015
Comstock Holding Companies Inc.[a]	285	507
CSS Industries Inc.	1,624	43,539
CTI Industries Corp.[a]	230	1,548
Dixie Group Inc. (The)[a]	2,669	9,502
DR Horton Inc.	60,816	1,914,488
Emerson Radio Corp.[a]	3,506	2,016
Ethan Allen Interiors Inc.[b]	4,872	160,971
Flexsteel Industries Inc.	1,052	41,680
Garmin Ltd.	21,433	909,188
GoPro Inc.[a,b]	14,534	157,113
Green Brick Partners Inc.[a]	4,955	36,023
Harman International Industries Inc.	13,085	939,765
Helen of Troy Ltd.[a]	5,113	525,821
Hooker Furniture Corp.	1,905	40,938
Hovnanian Enterprises Inc. Class Aa,b	23,035	38,699
Installed Building Products Inc.[a]	3,132	113,660
iRobot Corp.[a,b]	5,251	184,205
KB Home[b]	15,704	238,858
La-Z-Boy Inc.	9,205	256,083
Leggett & Platt Inc.	24,755	1,265,228
Lennar Corp. Class A	33,735	1,555,183
Lennar Corp. Class B	1,812	67,497
LGI Homes Inc.[a,b]	2,615	83,523
Libbey Inc.	4,035	64,116
Lifetime Brands Inc.	2,010	29,326
Live Ventures Inc.[a]	2,644	3,966
M/I Homes Inc.[a]	4,428	83,379
MDC Holdings Inc.	7,050	171,597
Meritage Homes Corp.[a]	6,746	253,245
Mohawk Industries Inc.[a]	11,727	2,225,316
NACCO Industries Inc. Class A	911	51,016
New Home Co. Inc. (The)[a]	2,501	23,860
Newell Brands Inc.	83,954	4,077,646
Nova Lifestyle Inc.[a]	3,514	1,476
NVR Inc.[a]	677	1,205,290
P&F Industries Inc. Class A	632	5,909
PulteGroup Inc.	58,275	1,135,780

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Skullcandy Inc.[a]	3,248	$19,943
Skyline Corp.[a]	1,818	17,089
Stanley Furniture Co. Inc.[a]	3,168	7,762
Taylor Morrison Home Corp. Class Aa	6,064	89,990
Tempur Sealy International Inc.[a,b]	11,255	622,627
Toll Brothers Inc.[a]	28,223	759,481
TopBuild Corp.[a]	6,851	248,006
TRI Pointe Group Inc.[a]	27,395	323,809
Tupperware Brands Corp.	9,394	528,694
Turtle Beach Corp.[a]	3,244	3,147
UCP Inc. Class Aa	1,519	12,182
Universal Electronics Inc.[a]	2,616	189,084
Vuzix Corp.[a,b]	2,513	18,973
WCI Communities Inc.[a]	3,426	57,899
Whirlpool Corp.	13,992	2,331,627
William Lyon Homes Class Aa,b	3,443	55,501
ZAGG Inc.[a]	5,272	27,678

		24,012,095
HOUSEHOLD PRODUCTS — 1.73%
Central Garden & Pet Co.[a,b]	1,859	42,441
Central Garden & Pet Co. Class Aa	6,002	130,303
Church & Dwight Co. Inc.	23,640	2,432,320
Clorox Co. (The)	23,828	3,297,557
Colgate-Palmolive Co.	164,224	12,021,197
Energizer Holdings Inc.	11,283	580,962
HRG Group Inc.[a,b]	22,291	306,056
Kimberly-Clark Corp.	66,236	9,106,125
Ocean Bio-Chem Inc.	671	1,543
Oil-Dri Corp. of America	909	31,388
Orchids Paper Products Co.	1,693	60,220
Procter & Gamble Co. (The)	489,363	41,434,365
Spectrum Brands Holdings Inc.	4,988	595,118
WD-40 Co.	2,467	289,749

		70,329,344
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	121,497	1,516,283
American DG Energy Inc.[a]	5,194	1,210
Calpine Corp.[a]	60,464	891,844
Dynegy Inc.[a]	20,124	346,938
NRG Energy Inc.	58,102	870,949
NRG Yield Inc. Class A	6,261	95,292
NRG Yield Inc. Class C	11,323	176,526

Security	Shares	Value
Ormat Technologies Inc.	6,424	$281,114
Pattern Energy Group Inc.	10,693	245,618
Talen Energy Corp.[a]	11,870	160,838
TerraForm Global Inc. Class A	9,155	29,845
TerraForm Power Inc.	13,935	151,892
U.S. Geothermal Inc.[a]	22,099	18,088
Vivint Solar Inc.[a,b]	3,645	11,190

		4,797,627
INDUSTRIAL CONGLOMERATES — 2.17%
3M Co.	111,520	19,529,382
Carlisle Companies Inc.	11,856	1,252,942
Danaher Corp.	110,189	11,129,089
General Electric Co.	1,690,513	53,217,349
Raven Industries Inc.	6,800	128,792
Roper Technologies Inc.	18,644	3,179,921

		88,437,475
INSURANCE — 2.87%
1347 Property Insurance Holdings Inc.[a]	986	6,301
Aflac Inc.	76,171	5,496,499
Alleghany Corp.[a]	2,644	1,453,090
Allied World Assurance Co. Holdings AG	16,543	581,321
Allstate Corp. (The)	68,890	4,818,855
American Equity Investment Life Holding Co.	10,757	153,287
American Financial Group Inc./OH	13,120	969,962
American Independence Corp.[a]	77	1,889
American International Group Inc.	205,793	10,884,392
American National Insurance Co.	1,608	181,945
AMERISAFE Inc.	3,457	211,638
AmTrust Financial Services Inc.	14,662	359,219
Aon PLC	48,744	5,324,307
Arch Capital Group Ltd.[a]	22,455	1,616,760
Argo Group International Holdings Ltd.	5,601	290,692
Arthur J Gallagher & Co.	32,578	1,550,713
Aspen Insurance Holdings Ltd.	11,220	520,384
Assurant Inc.	11,428	986,351
Assured Guaranty Ltd.	24,789	628,897
Atlantic American Corp.	692	2,602
Atlas Financial Holdings Inc.[a]	1,883	32,425
Axis Capital Holdings Ltd.	17,144	942,920

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Baldwin & Lyons Inc. Class A	175	$3,990
Baldwin & Lyons Inc. Class B	1,574	38,815
Blue Capital Reinsurance Holdings Ltd.	1,033	19,121
Brown & Brown Inc.	21,295	797,924
Chubb Ltd.	85,420	11,165,248
Cincinnati Financial Corp.	27,308	2,045,096
Citizens Inc./TXa,b	8,475	64,410
CNA Financial Corp.	4,990	156,786
CNO Financial Group Inc.	33,148	578,764
Conifer Holdings Inc.[a]	776	5,385
Crawford & Co. Class A	3,269	24,942
Crawford & Co. Class B	2,340	19,867
Donegal Group Inc. Class A	1,440	23,746
eHealth Inc.[a]	3,204	44,920
EMC Insurance Group Inc.	1,529	42,384
Employers Holdings Inc.	5,208	151,136
Endurance Specialty Holdings Ltd.	11,468	770,191
Enstar Group Ltd.[a]	2,153	348,764
Erie Indemnity Co. Class A	4,342	431,334
Everest Re Group Ltd.	7,461	1,362,901
FBL Financial Group Inc. Class A	1,777	107,811
Federated National Holding Co.	2,439	46,439
Fidelity & Guaranty Life	1,957	45,363
First Acceptance Corp.[a]	3,472	4,861
First American Financial Corp.	20,006	804,641
Genworth Financial Inc. Class Aa	90,080	232,406
Global Indemnity PLC[a]	1,639	45,122
Greenlight Capital Re Ltd. Class Aa,b	5,737	115,658
Hallmark Financial Services Inc.[a]	2,631	30,493
Hanover Insurance Group Inc. (The)	7,825	662,151
Hartford Financial Services Group Inc. (The)	72,424	3,214,177
HCI Group Inc.	1,662	45,339
Health Insurance Innovations Inc.[a]	1,550	6,091
Heritage Insurance Holdings Inc.	4,537	54,308
Horace Mann Educators Corp.	7,218	243,896
Independence Holding Co.	1,441	25,895
Infinity Property & Casualty Corp.	1,527	123,168
Investors Title Co.	216	20,574
James River Group Holdings Ltd.	2,549	86,564
Kemper Corp.[b]	9,109	282,197
Kingstone Companies Inc.	991	8,770

Security	Shares	Value
Lincoln National Corp.	44,098	$1,709,679
Loews Corp.	49,415	2,030,462
Maiden Holdings Ltd.	10,288	125,925
Markel Corp.[a]	2,573	2,451,503
Marsh & McLennan Companies Inc.	95,888	6,564,492
MBIA Inc.[a,b]	24,678	168,551
Mercury General Corp.	954	50,715
MetLife Inc.	202,074	8,048,607
National General Holdings Corp.	10,810	231,550
National Interstate Corp.	1,407	42,562
National Security Group Inc. (The)	249	4,512
National Western Life Group Inc.	371	72,445
Navigators Group Inc. (The)	2,034	187,067
Old Republic International Corp.	44,807	864,327
OneBeacon Insurance Group Ltd. Class A	4,296	59,285
Patriot National Inc.[a,b]	1,792	14,659
Primerica Inc.[b]	8,729	499,648
Principal Financial Group Inc.	49,667	2,041,810
ProAssurance Corp.	9,790	524,254
Progressive Corp. (The)	107,261	3,593,243
Prudential Financial Inc.	81,317	5,801,155
Reinsurance Group of America Inc.	11,829	1,147,295
RenaissanceRe Holdings Ltd.	7,067	829,948
RLI Corp.	6,865	472,175
Safety Insurance Group Inc.	2,555	157,337
Selective Insurance Group Inc.	8,536	326,161
State Auto Financial Corp.	2,712	59,420
State National Companies Inc.	5,834	61,432
Stewart Information Services Corp.	4,201	173,963
Third Point Reinsurance Ltd.[a,b]	10,367	121,501
Torchmark Corp.	20,784	1,284,867
Travelers Companies Inc. (The)	53,792	6,403,400
Trupanion Inc.[a,b]	2,580	34,185
Unico American Corp.[a,b]	562	6,216
United Fire Group Inc.	3,720	157,840
United Insurance Holdings Corp.	3,329	54,529
Universal Insurance Holdings Inc.[b]	5,915	109,901
Unum Group	43,851	1,394,023
Validus Holdings Ltd.	15,135	735,410
White Mountains Insurance Group Ltd.	934	786,428
Willis Towers Watson PLC	25,505	3,170,527

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
WMIH Corp.[a]	18,588	$41,265
WR Berkley Corp.	17,936	1,074,725
XL Group PLC	52,523	1,749,541

		116,754,637
INTERNET & CATALOG RETAIL — 1.84%
1-800-Flowers.com Inc. Class Aa	5,709	51,495
Amazon.com Inc.[a]	71,128	50,900,619
Blue Nile Inc.	2,009	55,006
CafePress Inc.[a]	1,456	4,514
Duluth Holdings Inc.[a,b]	1,306	31,945
Etsy Inc.[a]	3,141	30,122
EVINE Live Inc.[a]	8,284	13,669
Expedia Inc.	21,588	2,294,804
FTD Companies Inc.[a]	3,382	84,415
Gaiam Inc. Class Aa	3,284	25,418
Groupon Inc.[a,b]	77,951	253,341
HSN Inc.	5,860	286,730
JRjr33 Inc.[a,b]	2,417	2,175
Lands’ End Inc.[a,b]	3,169	52,035
Liberty TripAdvisor Holdings Inc. Class Aa	12,844	281,027
Netflix Inc.[a,b]	78,782	7,206,977
NutriSystem Inc.	5,260	133,394
Overstock.com Inc.[a]	2,802	45,140
PetMed Express Inc.	3,595	67,442
Priceline Group Inc. (The)[a]	9,129	11,396,735
Shutterfly Inc.[a]	6,437	300,028
TripAdvisor Inc.[a]	21,099	1,356,666
U.S. Auto Parts Network Inc.[a]	3,126	12,348
Wayfair Inc. Class Aa,b	4,644	181,116
		75,067,161

INTERNET SOFTWARE & SERVICES — 3.83%
2U Inc.[a,b]	5,984	175,989
Actua Corp.[a]	6,794	61,350
Akamai Technologies Inc.[a]	32,395	1,811,852
Alarm.com Holdings Inc.[a]	1,424	36,497
Alphabet Inc. Class Aa	53,991	37,984,288
Alphabet Inc. Class Ca	54,301	37,581,722
Amber Road Inc.[a,b]	2,389	18,419
Angie’s List Inc.[a]	7,992	52,028
Apigee Corp.[a]	1,077	13,161
Appfolio Inc.[a,b]	1,167	16,875
ARI Network Services Inc.[a]	2,435	10,227

Security	Shares	Value
Autobytel Inc.[a]	1,637	$22,705
Bankrate Inc.[a]	10,414	77,897
Bazaarvoice Inc.[a]	11,974	48,016
Benefitfocus Inc.[a,b]	2,415	92,060
Blucora Inc.[a]	7,583	78,560
Box Inc. Class Aa,b	7,694	79,556
Brightcove Inc.[a]	6,101	53,689
BroadVision Inc.[a]	828	5,490
Carbonite Inc.[a]	3,472	33,783
Care.com Inc.[a]	2,517	29,399
ChannelAdvisor Corp.[a]	4,311	62,466
comScore Inc.[a]	8,544	204,031
Cornerstone OnDemand Inc.[a]	9,058	344,747
CoStar Group Inc.[a]	5,984	1,308,461
Cvent Inc.[a]	4,269	152,489
Demand Media Inc.[a]	2,518	13,018
Demandware Inc.[a,b]	6,070	454,643
Determine Inc.[a]	1,516	2,304
DHI Group Inc.[a]	7,672	47,797
EarthLink Holdings Corp.	18,852	120,653
eBay Inc.[a]	194,504	4,553,339
eGain Corp.[a]	3,393	9,568
Endurance International Group Holdings Inc.[a,b]	11,415	102,621
Envestnet Inc.[a]	7,038	234,436
Everyday Health Inc.[a]	4,253	33,514
Facebook Inc. Class Aa	425,012	48,570,371
Five9 Inc.[a]	4,937	58,750
FunctionX Inc.[a]	894	255
Glowpoint Inc.[a]	2,760	814
GoDaddy Inc. Class Aa,b	7,798	243,220
Gogo Inc.[a,b]	8,711	73,085
Great Elm Capital Group Inc.[a]	1,671	11,012
GrubHub Inc.[a,b]	14,362	446,227
GTT Communications Inc.[a,b]	4,474	82,679
Hortonworks Inc.[a,b]	6,017	64,322
IAC/InterActiveCorp	14,139	796,026
inContact Inc.[a,b]	11,191	154,995
Instructure Inc.[a,b]	1,130	21,470
Internap Corp.[a]	10,275	21,166
IntraLinks Holdings Inc.[a]	7,412	48,178
Inuvo Inc.[a]	4,274	5,984
iPass Inc.[a]	10,086	12,507

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Issuer Direct Corp.	318	$2,061
j2 Global Inc.	8,422	532,018
Limelight Networks Inc.[a]	11,960	17,820
LinkedIn Corp. Class Aa	21,692	4,105,211
Liquidity Services Inc.[a]	3,462	27,142
LivePerson Inc.[a]	8,850	56,109
LogMeIn Inc.[a,b]	4,484	284,420
Marchex Inc. Class B	5,205	16,552
Marin Software Inc.[a]	4,845	11,386
Marketo Inc.[a]	6,743	234,791
Match Group Inc.[a,b]	7,370	111,103
MaxPoint Interactive Inc.[a]	460	4,968
MeetMe Inc.[a]	7,627	40,652
Monster Worldwide Inc.[a,b]	16,845	40,260
Net Element Inc.[a,b]	461	848
New Relic Inc.[a,b]	3,651	107,266
NIC Inc.	11,107	243,688
Numerex Corp. Class Aa	2,559	19,167
Onvia Inc.[a,b]	1,458	5,190
Pandora Media Inc.[a,b]	39,941	497,265
Q2 Holdings Inc.[a]	4,240	118,805
QuinStreet Inc.[a]	6,576	23,345
Qumu Corp.[a]	2,276	10,105
Quotient Technology Inc.[a]	11,248	150,836
Rackspace Hosting Inc.[a,b]	19,868	414,446
RealNetworks Inc.[a]	4,578	19,731
Reis Inc.	1,701	42,355
Remark Media Inc.[a]	2,708	11,482
RetailMeNot Inc.[a]	6,801	52,436
Rightside Group Ltd.[a]	2,008	21,365
Rocket Fuel Inc.[a,b]	5,391	11,968
Sajan Inc.[a]	998	4,162
SciQuest Inc.[a]	5,143	90,825
SharpSpring Inc.[a]	1,067	5,580
Shutterstock Inc.[a,b]	3,530	161,674
Spark Networks Inc.[a,b]	4,889	7,725
SPS Commerce Inc.[a]	3,124	189,314
Stamps.com Inc.[a,b]	2,845	248,710
Support.com Inc.[a]	11,335	9,533
Synacor Inc.[a]	4,915	15,138
TechTarget Inc.[a]	3,267	26,463
Travelzoo Inc.[a]	1,414	11,340
Tremor Video Inc.[a]	6,054	11,139

Security	Shares	Value
TrueCar Inc.[a,b]	10,991	$86,279
Twitter Inc.[a,b]	112,369	1,900,160
United Online Inc.[a]	2,695	29,645
VeriSign Inc.[a,b]	17,639	1,525,068
Web.com Group Inc.[a]	9,299	169,056
WebMD Health Corp.[a,b]	7,063	410,431
Xactly Corp.[a,b]	1,423	18,229
XO Group Inc.[a]	4,290	74,775
Yahoo! Inc.[a]	160,779	6,038,859
Yelp Inc.[a]	10,615	322,271
YuMe Inc.[a,b]	3,375	12,420
Zillow Group Inc. Class Aa,b	8,266	302,949
Zillow Group Inc. Class Ca,b	19,175	695,669

		156,140,916
IT SERVICES — 3.55%
Accenture PLC Class A	114,708	12,995,269
Acxiom Corp.[a]	14,259	313,555
ALJ Regional Holdings Inc.[a,b]	2,540	12,700
Alliance Data Systems Corp.[a]	10,878	2,131,218
Automatic Data Processing Inc.	83,793	7,698,063
Black Knight Financial Services Inc. Class Aa,b	3,290	123,704
Blackhawk Network Holdings Inc.[a]	10,318	345,550
Booz Allen Hamilton Holding Corp.	23,578	698,852
Broadridge Financial Solutions Inc.	21,742	1,417,578
CACI International Inc. Class Aa	4,476	404,675
Cardtronics Inc.[a]	8,265	329,030
Cartesian Inc.[a]	971	971
Cass Information Systems Inc.	1,690	87,373
CIBER Inc.[a]	13,149	19,724
Cognizant Technology Solutions Corp. Class Aa	111,454	6,379,627
Computer Sciences Corp.	25,530	1,267,564
Computer Task Group Inc.	2,753	13,682
Convergys Corp.	17,784	444,600
CoreLogic Inc./U.S.[a]	16,344	628,917
CSG Systems International Inc.	5,961	240,288
CSP Inc.	624	5,067
CSRA Inc.	24,971	585,071
Datalink Corp.[a]	4,078	30,585
DST Systems Inc.	5,777	672,616
Edgewater Technology Inc.[a]	2,261	19,535
EPAM Systems Inc.[a,b]	7,789	500,911

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Euronet Worldwide Inc.[a]	9,192	$635,994
Everi Holdings Inc.[a]	12,233	14,068
EVERTEC Inc.	11,684	181,569
ExlService Holdings Inc.[a]	5,993	314,093
Fidelity National Information Services Inc.	51,132	3,767,406
First Data Corp. Class Aa,b	33,495	370,790
Fiserv Inc.[a]	40,947	4,452,167
FleetCor Technologies Inc.[a]	14,304	2,047,332
Forrester Research Inc.	1,803	66,459
Gartner Inc.[a]	15,146	1,475,372
Genpact Ltd.[a]	28,221	757,452
Global Payments Inc.	28,302	2,020,197
Hackett Group Inc. (The)	4,481	62,151
Higher One Holdings Inc.[a,b]	6,870	35,106
Information Services Group Inc.[a]	5,836	21,885
Innodata Inc.[a]	4,922	12,059
InterCloud Systems Inc.[a]	5,417	3,792
International Business Machines Corp.	162,376	24,645,429
Jack Henry & Associates Inc.	14,532	1,268,208
JetPay Corp.[a]	1,559	3,555
Leidos Holdings Inc.	11,740	561,994
Lionbridge Technologies Inc.[a]	10,911	43,098
ManTech International Corp./VA Class A	4,404	166,559
MasterCard Inc. Class A	178,506	15,719,238
Mattersight Corp.[a]	2,693	10,422
MAXIMUS Inc.	11,900	658,903
ModusLink Global Solutions Inc.[a,b]	8,503	10,459
MoneyGram International Inc.[a]	5,344	36,606
NCI Inc. Class A	1,135	15,947
NeuStar Inc. Class Aa,b	4,411	103,703
Paychex Inc.	58,987	3,509,726
Payment Data Systems Inc.[a]	851	1,132
PayPal Holdings Inc.[a]	202,877	7,407,039
Perficient Inc.[a]	6,569	133,416
PFSweb Inc.[a,b]	2,624	24,928
Planet Payment Inc.[a]	7,922	35,570
PRGX Global Inc.[a]	4,479	23,380
Sabre Corp.	37,751	1,011,349
Science Applications International Corp.	7,560	441,126
ServiceSource International Inc.[a,b]	10,509	42,351
Square Inc.[a,b]	5,978	54,101

Security	Shares	Value
StarTek Inc.[a]	2,309	$10,090
Sykes Enterprises Inc.[a]	7,013	203,096
Syntel Inc.[a,b]	5,842	264,409
Sysorex Global Holdings Corp.[a]	5,896	3,101
TeleTech Holdings Inc.	3,131	84,944
Teradata Corp.[a,b]	24,074	603,535
Total System Services Inc.	31,075	1,650,393
Travelport Worldwide Ltd.	20,404	263,008
Unisys Corp.[a,b]	9,178	66,816
Vantiv Inc. Class Aa	28,788	1,629,401
Virtusa Corp.[a]	4,988	144,053
Visa Inc. Class A	350,204	25,974,631
Western Union Co. (The)	90,539	1,736,538
WEX Inc.[a]	7,098	629,380
WidePoint Corp.[a]	14,427	8,512
Xerox Corp.	175,208	1,662,724

		144,467,487
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	2,461	41,837
Black Diamond Inc.[a]	4,434	18,357
Brunswick Corp./DE	16,700	756,844
Callaway Golf Co.	17,351	177,154
Escalade Inc.	1,712	17,531
Hasbro Inc.	20,694	1,738,089
JAKKS Pacific Inc.[a]	2,825	22,346
Johnson Outdoors Inc. Class A	1,071	27,525
Malibu Boats Inc. Class Aa	3,354	40,516
Marine Products Corp.	1,916	16,209
Mattel Inc.	62,711	1,962,227
MCBC Holdings Inc.	1,100	12,155
Nautilus Inc.[a]	5,212	92,982
Polaris Industries Inc.	11,091	906,800
Smith & Wesson Holding Corp.[a,b]	9,993	271,610
Sturm Ruger & Co. Inc.	3,409	218,210
Summer Infant Inc.[a]	2,347	3,896
Vista Outdoor Inc.[a]	11,272	538,012

		6,862,300
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Accelerate Diagnostics Inc.[a,b]	4,955	71,302
Agilent Technologies Inc.	60,359	2,677,525
Albany Molecular Research Inc.[a,b]	4,967	66,756
Bio-Rad Laboratories Inc. Class Aa	3,782	540,902
Bio-Techne Corp.	6,885	776,421

116

Schedule of Investments (Unaudited) (Continued)

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June 30, 2016

Security	Shares	Value
Bioanalytical Systems Inc.[a]	1,075	$1,258
Bruker Corp.	19,602	445,750
Cambrex Corp.[a,b]	5,797	299,879
Charles River Laboratories International Inc.[a]	8,711	718,135
ChromaDex Corp.[a]	3,083	12,764
CombiMatrix Corp.[a]	92	263
Enzo Biochem Inc.[a]	7,603	45,390
Fluidigm Corp.[a]	5,240	47,317
Harvard Bioscience Inc.[a]	5,368	15,352
Illumina Inc.[a]	27,125	3,807,808
INC Research Holdings Inc.[a,b]	7,468	284,755
Luminex Corp.[a]	6,953	140,659
Mettler-Toledo International Inc.[a]	4,922	1,796,136
NanoString Technologies Inc.[a]	2,317	29,194
NeoGenomics Inc.[a,b]	9,215	74,089
Pacific Biosciences of California Inc.[a,b]	12,512	88,022
PAREXEL International Corp.[a]	9,777	614,778
PerkinElmer Inc.	20,136	1,055,529
PRA Health Sciences Inc.[a,b]	5,383	224,794
pSivida Corp.[a]	5,732	16,222
Quintiles Transnational Holdings Inc.[a]	17,222	1,124,941
Sequenom Inc.[a,b]	22,179	20,265
Thermo Fisher Scientific Inc.	72,369	10,693,243
Transgenomic Inc.[a]	2,797	1,538
VWR Corp.[a,b]	14,007	404,802
WaferGen Bio-Systems Inc.[a,b]	4,485	3,683
Waters Corp.[a,b]	14,868	2,091,184

		28,190,656
MACHINERY — 1.63%
Accuride Corp.[a]	7,723	9,577
Actuant Corp. Class A	10,923	246,969
AGCO Corp.	12,969	611,229
Alamo Group Inc.	1,707	112,611
Albany International Corp. Class A	5,210	208,035
Allison Transmission Holdings Inc.	31,376	885,744
Altra Industrial Motion Corp.	4,862	131,177
American Railcar Industries Inc.[b]	1,638	64,652
ARC Group Worldwide Inc.[a,b]	1,441	3,285
Art’s-Way Manufacturing Co. Inc.[a]	304	900
Astec Industries Inc.	3,438	193,044
Barnes Group Inc.	9,379	310,632
Blue Bird Corp.[a]	1,116	13,280

Security	Shares	Value
Briggs & Stratton Corp.	7,948	$168,339
Caterpillar Inc.	107,392	8,141,388
Chart Industries Inc.[a]	5,704	137,638
Chicago Rivet & Machine Co.	125	3,403
CIRCOR International Inc.	3,124	178,037
CLARCOR Inc.	8,989	546,801
Colfax Corp.[a,b]	18,433	487,737
Columbus McKinnon Corp./NY	3,635	51,435
Commercial Vehicle Group Inc.[a]	4,866	25,303
Crane Co.	9,061	513,940
Cummins Inc.	29,144	3,276,951
Deere & Co.	54,974	4,455,093
Donaldson Co. Inc.	22,676	779,147
Douglas Dynamics Inc.	4,162	107,088
Dover Corp.	28,590	1,981,859
Dynamic Materials Corp.	2,452	26,359
Eastern Co. (The)	1,015	16,829
Energy Recovery Inc.[a,b]	6,561	58,327
EnPro Industries Inc.	4,070	180,667
ESCO Technologies Inc.	4,582	183,005
ExOne Co. (The)[a,b]	1,856	19,618
Federal Signal Corp.	11,271	145,170
Flowserve Corp.	24,029	1,085,390
Franklin Electric Co. Inc.	6,956	229,896
FreightCar America Inc.	2,376	33,383
Gencor Industries Inc.[a]	970	15,054
Global Brass & Copper Holdings Inc.	4,045	110,388
Gorman-Rupp Co. (The)	3,456	94,729
Graco Inc.	10,188	804,750
Graham Corp.	1,848	34,040
Greenbrier Companies Inc. (The)[b]	4,856	141,455
Hardinge Inc.	2,514	25,291
Harsco Corp.	14,556	96,652
Hillenbrand Inc.	11,348	340,894
Hurco Companies Inc.	1,141	31,754
Hyster-Yale Materials Handling Inc.	1,692	100,657
IDEX Corp.	13,981	1,147,840
Illinois Tool Works Inc.	59,500	6,197,520
Ingersoll-Rand PLC	47,429	3,020,279
ITT Inc.	16,486	527,222
Jason Industries Inc.[a]	3,208	11,581
John Bean Technologies Corp.	5,253	321,589
Joy Global Inc.	18,260	386,016

117

Schedule of Investments (Unaudited) (Continued)

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June 30, 2016

Security	Shares	Value
Kadant Inc.	1,899	$97,818
Kennametal Inc.	14,939	330,301
Key Technology Inc.[a]	940	8,657
LB Foster Co. Class A	1,845	20,092
Lincoln Electric Holdings Inc.	11,592	684,855
Lindsay Corp.[b]	1,969	133,616
Liqtech International Inc.[a]	5,190	3,114
LS Starrett Co. (The) Class A	1,093	13,018
Lydall Inc.[a]	3,187	122,891
Manitex International Inc.[a,b]	2,715	18,815
Manitowoc Co. Inc. (The)	25,014	136,326
Manitowoc Foodservice Inc.[a,b]	24,821	437,346
Meritor Inc.[a,b]	16,935	121,932
MFRI Inc.[a]	1,404	10,474
Middleby Corp. (The)[a]	10,578	1,219,115
Milacron Holdings Corp.[a,b]	2,738	39,728
Miller Industries Inc./TN	2,013	41,448
Mueller Industries Inc.	10,358	330,213
Mueller Water Products Inc. Class A	29,149	332,882
Navistar International Corp.[a,b]	12,086	141,285
NN Inc.	4,963	69,432
Nordson Corp.	9,784	818,040
Omega Flex Inc.	993	37,774
Oshkosh Corp.	13,618	649,715
PACCAR Inc.	64,590	3,350,283
Parker-Hannifin Corp.	24,843	2,684,286
Pentair PLC	33,287	1,940,299
Proto Labs Inc.[a,b]	4,280	246,357
RBC Bearings Inc.[a]	4,393	318,493
Rexnord Corp.[a]	18,647	366,041
Snap-on Inc.	10,720	1,691,830
SPX Corp.	7,494	111,286
SPX FLOW Inc.[a]	7,924	206,579
Standex International Corp.	2,389	197,403
Stanley Black & Decker Inc.	27,638	3,073,898
Sun Hydraulics Corp.	4,502	133,664
Supreme Industries Inc. Class A	1,983	27,167
Taylor Devices Inc.[a]	645	11,487
Tennant Co.	3,295	177,502
Terex Corp.	20,175	409,754
Timken Co. (The)	12,746	390,792
Titan International Inc.	8,281	51,342
Toro Co. (The)	10,154	895,583

Security	Shares	Value
TriMas Corp.[a]	8,307	$149,526
Trinity Industries Inc.	27,921	518,493
Twin Disc Inc.[b]	1,790	19,225
Wabash National Corp.[a]	12,047	152,997
WABCO Holdings Inc.[a]	9,642	882,918
Wabtec Corp./DE	16,631	1,167,995
Watts Water Technologies Inc. Class A	5,119	298,233
Westport Fuel Systems Inc.[a]	3	5
Woodward Inc.	10,147	584,873
WSI Industries Inc.	892	2,694
Xerium Technologies Inc.[a]	1,962	12,518
Xylem Inc./NY	32,903	1,469,119

		66,393,178
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a,b]	2,615	1,490
Kirby Corp.[a]	9,869	615,727
Matson Inc.	7,864	253,929
Pangaea Logistics Solutions Ltd.[a]	1,746	4,208
Rand Logistics Inc.[a]	4,070	4,192

		879,546
MEDIA — 2.96%
A H Belo Corp. Class A	3,683	18,415
AMC Entertainment Holdings Inc. Class A	4,024	111,103
AMC Networks Inc. Class Aa	11,249	679,665
Ballantyne Strong Inc.[a]	2,448	12,803
Beasley Broadcast Group Inc. Class A	847	3,566
Cable One Inc.	820	419,356
Carmike Cinemas Inc.[a]	4,447	133,944
CBS Corp. Class A	1,460	84,125
CBS Corp. Class B NVS	76,435	4,161,121
Central European Media Enterprises Ltd. Class Aa,b	13,801	29,120
Charter Communications Inc. Class Aa	39,786	9,096,671
Cinedigm Corp. Class Aa	1,814	2,195
Cinemark Holdings Inc.	19,378	706,522
Clear Channel Outdoor Holdings Inc. Class A	6,305	39,217
Comcast Corp. Class A	444,512	28,977,737
Cumulus Media Inc. Class Aa	32,313	10,017
Daily Journal Corp.[a]	133	31,520
Discovery Communications Inc. Class Aa,b	27,582	695,894

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Discovery Communications Inc. Class C NVS[a]	43,976	$1,048,828
DISH Network Corp. Class Aa	41,629	2,181,360
DreamWorks Animation SKG Inc. Class Aa	13,147	537,318
Emmis Communications Corp.[a]	6,068	4,414
Entercom Communications Corp. Class A	4,433	60,156
Entravision Communications Corp. Class A	10,332	69,431
EW Scripps Co. (The) Class Aa	9,620	152,381
Gannett Co. Inc.	21,475	296,570
Global Eagle Entertainment Inc.[a,b]	8,572	56,918
Gray Television Inc.[a,b]	12,203	132,403
Harte-Hanks Inc.	8,582	13,645
Hemisphere Media Group Inc.[a,b]	1,870	22,066
Insignia Systems Inc.[a]	2,345	5,112
Interpublic Group of Companies Inc. (The)	74,256	1,715,314
John Wiley & Sons Inc. Class A	8,825	460,489
Lee Enterprises Inc.[a,b]	10,256	19,589
Liberty Broadband Corp. Class Aa	4,447	264,152
Liberty Broadband Corp. Class Ca,b	12,112	726,720
Liberty Global PLC Series Aa	52,263	1,518,763
Liberty Global PLC Series C NVS[a]	120,081	3,440,321
Liberty Global PLC LiLAC Class Aa	6,520	210,323
Liberty Global PLC LiLAC Class Ca	15,047	488,870
Lions Gate Entertainment Corp.	17,968	363,493
Live Nation Entertainment Inc.[a]	26,913	632,455
Loral Space & Communications Inc.[a]	2,416	85,212
Madison Square Garden Co. (The)[a]	3,713	640,530
McClatchy Co. (The) Class Aa	1,085	15,863
Media General Inc.[a]	17,174	295,221
Meredith Corp.	6,429	333,729
MSG Networks Inc. Class Aa	11,120	170,581
National CineMedia Inc.	11,184	173,128
New Media Investment Group Inc.	7,152	129,237
New York Times Co. (The) Class A	22,448	271,621
News Corp. Class A	70,379	798,802
News Corp. Class B	20,176	235,454
Nexstar Broadcasting Group Inc. Class Ab	5,649	268,779
NTN Buzztime Inc.[a]	331	2,847

Security	Shares	Value
Omnicom Group Inc.	43,764	$3,566,328
Radio One Inc. Class Aa	233	729
Radio One Inc. Class Da	5,434	17,334
ReachLocal Inc.[a,b]	2,477	11,270
Reading International Inc. Class Aa	3,124	39,019
Regal Entertainment Group Class Ab	12,222	269,373
Saga Communications Inc. Class A	899	35,546
Salem Media Group Inc. Class A	2,437	17,595
Scholastic Corp.	4,921	194,921
Scripps Networks Interactive Inc. Class A	17,498	1,089,600
Sinclair Broadcast Group Inc. Class A	12,689	378,894
Sirius XM Holdings Inc.[a,b]	384,046	1,516,982
Sizmek Inc.[a]	3,990	9,137
Spanish Broadcasting System Inc.[a]	616	2,193
SPAR Group Inc.[a]	1,103	1,158
Starz Series Aa,b	14,736	440,901
TEGNA Inc.	40,272	933,102
Time Inc.	19,001	312,756
Time Warner Inc.	144,623	10,635,575
Townsquare Media Inc. Class Aa	1,878	14,817
Tribune Media Co.	14,506	568,345
tronc Inc.	4,073	56,207
Twenty-First Century Fox Inc. Class A	201,588	5,452,955
Twenty-First Century Fox Inc. Class B	79,260	2,159,835
Viacom Inc. Class A	2,098	97,389
Viacom Inc. Class B NVS	63,825	2,646,823
Walt Disney Co. (The)	274,429	26,844,645
World Wrestling Entertainment Inc. Class Ab	6,194	114,032
Xcel Brands Inc.[a]	315	1,584

		120,484,131
METALS & MINING — 0.47%
A. M. Castle & Co.[a,b]	3,275	5,371
AK Steel Holding Corp.[a]	42,984	200,305
Alcoa Inc.	241,650	2,240,095
Allegheny Technologies Inc.	20,254	258,238
Ampco-Pittsburgh Corp.	1,632	18,458
Carpenter Technology Corp.	8,828	290,706
Century Aluminum Co.[a]	9,121	57,736
Cliffs Natural Resources Inc.[a,b]	30,498	172,924

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Coeur Mining Inc.[a,b]	25,020	$266,713
Commercial Metals Co.[b]	21,201	358,297
Compass Minerals International Inc.	6,218	461,313
Comstock Mining Inc.[a,b]	23,124	8,068
Freeport-McMoRan Inc.	230,508	2,567,859
Friedman Industries Inc.	1,441	8,401
General Moly Inc.[a]	18,554	6,401
Gerber Scientific Inc. Escrow[a]	664	7
Gold Resource Corp.	10,295	36,959
Golden Minerals Co.[a,b]	17,817	11,601
Handy & Harman Ltd.[a]	618	16,185
Haynes International Inc.	2,346	75,260
Hecla Mining Co.	69,164	352,736
Kaiser Aluminum Corp.	3,033	274,214
Materion Corp.	3,601	89,161
McEwen Mining Inc.	41,248	158,805
Mines Management Inc.[a,b]	4,444	4,711
Newmont Mining Corp.	97,754	3,824,136
Nucor Corp.	58,578	2,894,339
Olympic Steel Inc.	1,725	47,110
Paramount Gold Nevada Corp.[a]	1,147	1,904
Pershing Gold Corp.[a,b]	3,321	14,247
Real Industry Inc.[a]	4,545	35,315
Reliance Steel & Aluminum Co.	13,283	1,021,463
Royal Gold Inc.	12,087	870,506
Ryerson Holding Corp.[a,b]	1,995	34,913
Schnitzer Steel Industries Inc. Class A	4,964	87,366
Solitario Exploration & Royalty Corp.[a]	6,616	3,444
Steel Dynamics Inc.	44,766	1,096,767
Stillwater Mining Co.[a]	22,092	262,011
SunCoke Energy Inc.	11,926	69,409
Synalloy Corp.	1,800	13,788
TimkenSteel Corp.	6,991	67,253
U.S. Antimony Corp.[a]	13,095	2,750
U.S. Steel Corp.	27,189	458,407
Universal Stainless & Alloy Products Inc.[a]	1,439	15,685
Worthington Industries Inc.	8,447	357,308

		19,118,645
MULTI-UTILITIES — 1.09%
Ameren Corp.	44,687	2,394,329
Avista Corp.	11,550	517,440
Black Hills Corp.	9,490	598,250

Security	Shares	Value
CenterPoint Energy Inc.	79,244	$1,901,856
CMS Energy Corp.	51,396	2,357,021
Consolidated Edison Inc.	55,928	4,498,848
Dominion Resources Inc./VA	113,340	8,832,586
DTE Energy Co.	33,054	3,276,313
MDU Resources Group Inc.	36,048	865,152
NiSource Inc.	59,137	1,568,313
NorthWestern Corp.	8,869	559,368
Public Service Enterprise Group Inc.	93,015	4,335,429
SCANA Corp.	26,334	1,992,430
Sempra Energy	43,596	4,970,816
TECO Energy Inc.	43,323	1,197,448
Unitil Corp.	2,426	103,517
Vectren Corp.	15,123	796,528
WEC Energy Group Inc.	58,175	3,798,828

		44,564,472
MULTILINE RETAIL — 0.55%
Big Lots Inc.	8,255	413,658
Bon-Ton Stores Inc. (The)[b]	2,767	3,902
Dillard’s Inc. Class A	4,035	244,521
Dollar General Corp.	52,219	4,908,586
Dollar Tree Inc.[a,b]	43,300	4,080,592
Fred’s Inc. Class A	6,270	101,010
Gordmans Stores Inc.[a]	2,321	2,994
JC Penney Co. Inc.[a,b]	56,748	503,922
Kohl’s Corp.	33,895	1,285,298
Macy’s Inc.	56,968	1,914,695
Nordstrom Inc.	23,457	892,539
Ollie’s Bargain Outlet Holdings Inc.[a]	5,843	145,432
Sears Holdings Corp.[a,b]	10,043	136,685
Target Corp.	108,394	7,568,069
Tuesday Morning Corp.[a]	8,305	58,301

		22,260,204
OIL, GAS & CONSUMABLE FUELS — 5.61%
Abraxas Petroleum Corp.[a,b]	18,164	20,525
Adams Resources & Energy Inc.	549	21,137
Aemetis Inc.[a]	2,474	5,641
Alon USA Energy Inc.	6,818	44,181
Amyris Inc.[a,b]	10,227	4,607
Anadarko Petroleum Corp.	93,917	5,001,080
Antero Resources Corp.[a,b]	24,590	638,848
Apache Corp.	69,674	3,878,752
Approach Resources Inc.[a,b]	7,543	15,840

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Barnwell Industries Inc.[a]	690	$1,070
Bill Barrett Corp.[a,b]	9,388	59,989
Bonanza Creek Energy Inc.[a,b]	4,831	9,710
Cabot Oil & Gas Corp.	85,601	2,203,370
California Resources Corp.[b]	6,933	84,583
Callon Petroleum Co.[a]	21,993	246,981
Carrizo Oil & Gas Inc.[a]	10,172	364,666
Centrus Energy Corp.[a,b]	1,144	3,752
Cheniere Energy Inc.[a,b]	43,433	1,630,909
Chesapeake Energy Corp.[a]	106,794	457,078
Chevron Corp.	346,496	36,323,176
Cimarex Energy Co.	17,472	2,084,759
Clayton Williams Energy Inc.[a,b]	1,295	35,561
Clean Energy Fuels Corp.[a]	17,927	62,207
Cloud Peak Energy Inc.[a,b]	7,828	16,126
Cobalt International Energy Inc.[a,b]	64,334	86,208
Columbia Pipeline Group Inc.	74,187	1,891,027
Comstock Resources Inc.[a,b]	7,461	6,270
Concho Resources Inc.[a]	23,968	2,858,663
ConocoPhillips	227,753	9,930,031
CONSOL Energy Inc.	42,506	683,922
Contango Oil & Gas Co.[a]	3,242	39,682
Continental Resources Inc./OKa,b	15,263	690,956
CVR Energy Inc.[b]	3,158	48,949
Dakota Plains Holdings Inc.[a]	15,641	1,720
Delek U.S. Holdings Inc.	10,397	137,344
Denbury Resources Inc.	65,608	235,533
Devon Energy Corp.	96,545	3,499,756
Diamondback Energy Inc.[a]	13,226	1,206,343
Earthstone Energy Inc.[a]	276	2,975
Eclipse Resources Corp.[a,b]	10,096	33,721
Energen Corp.	17,947	865,225
EOG Resources Inc.	101,213	8,443,188
EP Energy Corp. Class Aa,b	8,230	42,631
EQT Corp.	31,807	2,462,816
Erin Energy Corp.[a,b]	2,487	5,994
Evolution Petroleum Corp.	5,326	29,133
EXCO Resources Inc.[a,b]	34,341	44,643
Exxon Mobil Corp.	762,287	71,456,783
Gastar Exploration Inc.[a]	11,293	12,422
Gener8 Maritime Inc.[a]	2,911	18,630
Gevo Inc.[a]	15,271	9,010
Green Plains Inc.	6,579	129,738

Security	Shares	Value
Gulfport Energy Corp.[a]	23,141	$723,388
Halcon Resourses Corp.[a,b]	16,179	7,507
Hallador Energy Co.	3,293	15,214
Harvest Natural Resources Inc.[a]	7,501	6,263
Hess Corp.	48,461	2,912,506
HollyFrontier Corp.	32,520	773,000
Houston American Energy Corp.[a]	7,402	1,643
Isramco Inc.[a]	145	11,926
Jones Energy Inc. Class Aa	6,821	28,103
Kinder Morgan Inc./DE	336,642	6,301,938
Kosmos Energy Ltd.[a,b]	26,741	145,738
Laredo Petroleum Inc.[a,b]	23,192	243,052
Lucas Energy Inc.[a,b]	151	574
Magellan Petroleum Corp.[a]	947	1,117
Marathon Oil Corp.	156,031	2,342,025
Marathon Petroleum Corp.	97,541	3,702,656
Matador Resources Co.[a,b]	15,682	310,504
Memorial Resource Development Corp.[a]	17,370	275,836
Murphy Oil Corp.	29,864	948,182
Newfield Exploration Co.[a]	36,281	1,602,895
Noble Energy Inc.	78,913	2,830,609
Northern Oil and Gas Inc.[a,b]	9,485	43,821
Oasis Petroleum Inc.[a,b]	33,651	314,300
Occidental Petroleum Corp.	140,457	10,612,931
ONEOK Inc.	38,765	1,839,399
Pacific Ethanol Inc.[a,b]	4,393	23,942
Panhandle Oil and Gas Inc. Class A	3,188	53,144
Par Pacific Holdings Inc.[a,b]	5,093	78,127
Parsley Energy Inc. Class Aa,b	26,284	711,245
PBF Energy Inc.	18,184	432,416
PDC Energy Inc.[a]	8,566	493,487
PEDEVCO Corp.[a]	5,944	1,655
PetroQuest Energy Inc.[a]	2,627	8,748
Phillips 66	86,048	6,827,048
Pioneer Natural Resources Co.	30,162	4,560,796
PrimeEnergy Corp.[a]	174	10,484
QEP Resources Inc.	43,501	766,923
Range Resources Corp.	31,314	1,350,886
Renewable Energy Group Inc.[a,b]	6,282	55,470
Resolute Energy Corp.[a]	2,882	8,560
REX American Resources Corp.[a]	1,007	60,249
Rex Energy Corp.[a,b]	1,202	794

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Ring Energy Inc.[a,b]	6,064	$53,485
RSP Permian Inc.[a,b]	13,165	459,327
SemGroup Corp. Class A	8,148	265,299
SM Energy Co.	12,561	339,147
Southwestern Energy Co.[a]	87,073	1,095,378
Spectra Energy Corp.	125,803	4,608,164
Stone Energy Corp.[a,b]	18	217
Synergy Resources Corp.[a,b]	35,261	234,838
Targa Resources Corp.	29,631	1,248,650
Tesoro Corp.	22,123	1,657,455
Torchlight Energy Resources Inc.[a,b]	4,452	2,449
TransAtlantic Petroleum Ltd.[a]	6,029	4,944
Triangle Petroleum Corp.[a,b]	11,711	3,362
U.S. Energy Corp. Wyoming[a]	613	1,042
Uranium Energy Corp.[a,b]	18,697	16,412
Uranium Resources Inc.[a]	520	832
VAALCO Energy Inc.[a]	11,112	11,779
Valero Energy Corp.	86,455	4,409,205
Vertex Energy Inc.[a,b]	3,119	4,148
W&T Offshore Inc.[a,b]	6,933	16,085
Western Refining Inc.	12,678	261,547
Westmoreland Coal Co.[a]	3,163	30,112
Whiting Petroleum Corp.[a]	38,317	354,815
Williams Companies Inc. (The)	126,164	2,728,927
World Fuel Services Corp.	13,129	623,496
WPX Energy Inc.[a]	50,655	471,598
Yuma Energy Inc.[a,b]	5,144	1,501
Zion Oil & Gas Inc.[a]	7,728	10,742

		228,441,918
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	7,001	160,673
Clearwater Paper Corp.[a]	3,283	214,610
Deltic Timber Corp.	1,922	129,024
Domtar Corp.	11,344	397,153
KapStone Paper and Packaging Corp.	16,326	212,401
Louisiana-Pacific Corp.[a]	26,471	459,272
Mercer International Inc.	7,821	62,411
Neenah Paper Inc.	3,148	227,821
PH Glatfelter Co.	7,861	153,761
Rentech Inc.[a,b]	3,024	7,258
Resolute Forest Products Inc.[a,b]	16,592	87,772
Schweitzer-Mauduit International Inc.	5,430	191,570

		2,303,726

Security	Shares	Value
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	78,373	$296,250
CCA Industries Inc.[a]	1,455	4,743
Coty Inc. Class Ab	13,071	339,715
Cyanotech Corp.[a]	755	4,024
DS Healthcare Group Inc.[a]	2,605	1,719
Edgewell Personal Care Co.	10,964	925,471
Elizabeth Arden Inc.[a]	4,153	57,145
Estee Lauder Companies Inc. (The) Class A	41,015	3,733,185
Female Health Co. (The)[a]	4,150	5,229
Herbalife Ltd.[a,b]	11,823	692,000
Inter Parfums Inc.	3,215	91,853
Lifevantage Corp.[a,b]	2,598	35,333
Mannatech Inc.[a]	256	5,182
Medifast Inc.	1,721	57,258
MYOS RENS Technology Inc.[a,b]	307	599
Natural Alternatives International Inc.[a]	823	9,086
Natural Health Trends Corp.[b]	1,425	40,171
Nature’s Sunshine Products Inc.	1,663	15,848
Nu Skin Enterprises Inc. Class A	10,399	480,330
Nutraceutical International Corp.[a,b]	1,559	36,091
Reliv International Inc.[a]	1,610	998
Revlon Inc. Class Aa	1,956	62,944
Synutra International Inc.[a]	3,186	12,139
United-Guardian Inc.	583	9,369
USANA Health Sciences Inc.[a]	980	109,201

		7,025,883
PHARMACEUTICALS — 4.98%
AcelRx Pharmaceuticals Inc.[a]	5,777	15,540
Achaogen Inc.[a]	1,955	7,409
Aclaris Therapeutics Inc.[a]	946	17,473
Acura Pharmaceuticals Inc.[a]	1,820	3,367
Adamis Pharmaceuticals Corp.[a]	2,392	6,698
Aerie Pharmaceuticals Inc.[a,b]	4,911	86,434
Agile Therapeutics Inc.[a]	2,478	18,858
Akorn Inc.[a]	15,121	430,722
Alimera Sciences Inc.[a,b]	6,057	7,450
Allergan PLC[a]	72,732	16,807,638
Amphastar Pharmaceuticals Inc.[a,b]	6,210	100,105
Ampio Pharmaceuticals Inc.[a,b]	8,745	11,281
ANI Pharmaceuticals Inc.[a,b]	1,470	82,055
Apricus Biosciences Inc.[a,b]	10,216	4,081

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Aradigm Corp.[a,b]	1,934	$8,452
Aratana Therapeutics Inc.[a,b]	5,211	32,934
Assembly Biosciences Inc.[a]	2,527	14,025
Axsome Therapeutics Inc.[a,b]	1,045	7,879
Bio-Path Holdings Inc.[a,b]	16,077	31,993
Biodel Inc.[a]	11,195	3,484
BioDelivery Sciences International Inc.[a,b]	8,828	20,834
BioPharmX Corp.[a,b]	1,902	1,236
Bristol-Myers Squibb Co.	306,923	22,574,187
Carbylan Therapeutics Inc.[a]	3,160	2,094
Catalent Inc.[a]	19,572	449,960
Cempra Inc.[a,b]	7,511	123,856
Cerecor Inc.[a]	1,249	2,748
Collegium Pharmaceutical Inc.[a,b]	1,903	22,551
ContraVir Pharmaceuticals Inc.[a,b]	4,984	5,183
Corcept Therapeutics Inc.[a]	13,026	71,122
Corium International Inc.[a,b]	2,544	8,828
Cumberland Pharmaceuticals Inc.[a]	1,990	8,955
Cymabay Therapeutics Inc.[a,b]	3,520	6,125
Depomed Inc.[a]	10,845	212,779
Dermira Inc.[a]	3,251	95,092
Dipexium Pharmaceuticals Inc.[a]	1,453	14,399
DURECT Corp.[a,b]	19,874	24,246
Egalet Corp.[a,b]	1,856	9,206
Eli Lilly & Co.	178,626	14,066,797
Endo International PLC[a]	37,412	583,253
Endocyte Inc.[a,b]	6,620	21,250
Evoke Pharma Inc.[a]	972	6,658
EyeGate Pharmaceuticals Inc.[a]	578	1,497
Flex Pharma Inc.[a]	1,765	18,021
Heska Corp.[a]	1,029	38,248
Horizon Pharma PLC[a]	27,184	447,720
Impax Laboratories Inc.[a]	13,061	376,418
Imprimis Pharmaceuticals Inc.[a]	1,056	3,971
Innoviva Inc.[b]	14,995	157,897
Intersect ENT Inc.[a]	3,387	43,794
Intra-Cellular Therapies Inc.[a,b]	5,320	206,522
Jaguar Animal Health Inc.[a]	594	1,093
Jazz Pharmaceuticals PLC[a]	11,141	1,574,335
Johnson & Johnson	505,668	61,337,528
Juniper Pharmaceuticals Inc.[a]	1,994	13,978
KemPharm Inc.[a]	987	3,928

Security	Shares	Value
Lannett Co. Inc.[a,b]	5,072	$120,663
Lipocine Inc.[a,b]	2,859	8,691
Mallinckrodt PLC[a,b]	20,171	1,225,993
Marinus Pharmaceuticals Inc.[a]	2,448	3,109
Mateon Therapeutics Inc.[a]	6,092	4,264
Medicines Co. (The)[a,b]	12,673	426,193
Merck & Co. Inc.	508,908	29,318,190
Mylan NVa	78,682	3,402,210
MyoKardia Inc.[a]	1,026	12,722
Nektar Therapeutics[a,b]	25,001	355,764
Neos Therapeutics Inc.[a,b]	1,015	9,419
NovaBay Pharmaceuticals Inc.[a,b]	600	1,500
Ocera Therapeutics Inc.[a]	2,401	4,562
Ocular Therapeutix Inc.[a]	1,563	7,737
Oculus Innovative Sciences Inc.[a]	877	3,517
Omeros Corp.[a,b]	6,603	69,464
Orexigen Therapeutics Inc.[a,b]	22,416	9,639
Pacira Pharmaceuticals Inc./DEa,b	6,931	233,783
Pain Therapeutics Inc.[a]	7,422	16,254
Paratek Pharmaceuticals Inc.[a]	908	12,630
Pernix Therapeutics Holdings Inc.[a,b]	7,494	3,357
Perrigo Co. PLC	26,425	2,395,955
Pfizer Inc.	1,114,989	39,258,763
Phibro Animal Health Corp.	3,345	62,418
Prestige Brands Holdings Inc.[a]	9,732	539,153
ProPhase Labs Inc.[a]	3,427	4,489
Provectus Biopharmaceuticals Inc.[a,b]	36,052	13,339
Pulmatrix Inc.[a]	240	470
Relypsa Inc.[a,b]	6,075	112,388
Repros Therapeutics Inc.[a,b]	5,723	9,214
Revance Therapeutics Inc.[a,b]	3,571	48,566
Ritter Pharmaceuticals Inc.[a]	656	1,004
Sagent Pharmaceuticals Inc.[a]	4,330	64,863
SciClone Pharmaceuticals Inc.[a]	9,229	120,531
SCYNEXIS Inc.[a,b]	2,480	5,382
Sucampo Pharmaceuticals Inc. Class Aa,b	3,649	40,030
Supernus Pharmaceuticals Inc.[a,b]	6,163	125,540
Teligent Inc.[a,b]	7,445	53,157
Tetraphase Pharmaceuticals Inc.[a,b]	6,749	29,021
TherapeuticsMD Inc.[a,b]	27,128	230,588
Theravance Biopharma Inc.[a]	5,632	127,790

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Titan Pharmaceuticals Inc.[a,b]	3,366	$18,412
VIVUS Inc.[a]	18,556	20,783
WaVe Life Sciences Ltd.[a,b]	1,770	36,621
XenoPort Inc.[a,b]	10,607	74,673
Zoetis Inc.	84,091	3,990,959
Zogenix Inc.[a,b]	3,995	32,160
Zynerba Pharmaceuticals Inc.[a,b]	644	4,411

		202,924,528
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.	8,453	37,193
Advisory Board Co. (The)[a]	7,634	270,167
Barrett Business Services Inc.	1,412	58,344
CBIZ Inc.[a]	9,135	95,095
CDI Corp.	2,733	16,671
CEB Inc.	6,010	370,697
CRA International Inc.[a]	1,658	41,815
DLH Holdings Corp.[a]	710	3,586
Dun & Bradstreet Corp. (The)	6,637	808,652
Equifax Inc.	21,920	2,814,528
Exponent Inc.	4,756	277,798
Franklin Covey Co.[a,b]	2,666	40,870
FTI Consulting Inc.[a]	7,649	311,161
General Employment Enterprises Inc.[a,b]	757	3,202
GP Strategies Corp.[a]	3,169	68,736
Heidrick & Struggles International Inc.	3,240	54,691
Hill International Inc.[a]	7,633	31,066
Hudson Global Inc.	5,736	11,300
Huron Consulting Group Inc.[a]	4,032	243,613
ICF International Inc.[a]	3,473	142,046
IHS Inc. Class Aa	12,398	1,433,333
Insperity Inc.	3,001	231,767
Kelly Services Inc. Class A	5,367	101,812
Kforce Inc.	4,557	76,968
Korn/Ferry International	10,573	218,861
Lightbridge Corp.[a,b]	4,891	2,250
ManpowerGroup Inc.	13,208	849,803
Marathon Patent Group Inc.[a,b]	2,427	6,650
Mastech Holdings Inc.[a]	577	3,837
Mistras Group Inc.[a]	2,888	68,937
Navigant Consulting Inc.[a]	8,652	139,730
Nielsen Holdings PLC	66,441	3,452,939
On Assignment Inc.[a]	8,617	318,398

Security	Shares	Value
Pendrell Corp.[a]	32,607	$16,450
RCM Technologies Inc.	2,019	10,519
Resources Connection Inc.	6,776	100,149
Robert Half International Inc.	24,088	919,198
RPX Corp.[a]	9,967	91,397
Spherix Inc.[a,b]	238	566
TransUnion[a]	12,740	426,026
TriNet Group Inc.[a]	7,906	164,366
TrueBlue Inc.[a]	7,647	144,681
Verisk Analytics Inc. Class Aa,b	28,485	2,309,564
Volt Information Sciences Inc.[a,b]	1,874	11,075
WageWorks Inc.[a]	6,618	395,823
Willdan Group Inc.[a]	1,418	15,059

		17,211,389
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.61%
Acadia Realty Trust	13,072	464,317
ACRE Realty Investors Inc.[a]	999	1,389
AG Mortgage Investment Trust Inc.	5,173	74,698
Agree Realty Corp.	4,256	205,309
Alexander’s Inc.	703	287,689
Alexandria Real Estate Equities Inc.	13,630	1,410,978
Altisource Residential Corp.[b]	10,139	93,177
American Assets Trust Inc.	7,083	300,602
American Campus Communities Inc.	23,955	1,266,501
American Capital Agency Corp.	60,858	1,206,206
American Capital Mortgage Investment Corp.	8,537	134,799
American Farmland Co.	1,431	8,643
American Homes 4 Rent Class A	32,680	669,286
American Tower Corp.	78,089	8,871,691
Annaly Capital Management Inc.[b]	170,473	1,887,136
Anworth Mortgage Asset Corp.[b]	18,306	86,038
Apartment Investment & Management Co. Class A	28,894	1,275,959
Apollo Commercial Real Estate Finance Inc.[b]	10,422	167,482
Apollo Residential Mortgage Inc.	5,801	77,733
Apple Hospitality REIT Inc.[b]	28,336	533,000
Arbor Realty Trust Inc.	7,694	55,320
Ares Commercial Real Estate Corp.	5,203	63,945
Armada Hoffler Properties Inc.	5,400	74,196
ARMOUR Residential REIT Inc.	7,155	143,100

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Ashford Hospitality Prime Inc.	4,577	$64,719
Ashford Hospitality Trust Inc.[b]	14,727	79,084
AvalonBay Communities Inc.	25,222	4,549,797
Blackstone Mortgage Trust Inc. Class Ab	17,562	485,941
Bluerock Residential Growth REIT Inc.	3,399	44,187
Boston Properties Inc.	28,298	3,732,506
Brandywine Realty Trust	31,789	534,055
Brixmor Property Group Inc.	37,768	999,341
BRT Realty Trust[a,b]	1,643	11,747
Camden Property Trust	16,028	1,417,196
Capstead Mortgage Corp.[b]	17,338	168,179
Care Capital Properties Inc.	15,711	411,785
CareTrust REIT Inc.	10,623	146,385
CatchMark Timber Trust Inc. Class Ab	7,030	85,907
CBL & Associates Properties Inc.	28,443	264,804
Cedar Realty Trust Inc.[b]	13,637	101,323
Chatham Lodging Trust	6,926	152,233
Cherry Hill Mortgage Investment Corp.	1,121	17,454
Chesapeake Lodging Trust	10,923	253,960
Chimera Investment Corp.[b]	34,826	546,768
CIM Commercial Trust Corp.	3,628	58,919
City Office REIT Inc.	3,305	42,899
Colony Capital Inc.	20,984	322,104
Colony Starwood Homes[b]	6,888	209,533
Columbia Property Trust Inc.	22,923	490,552
Communications Sales & Leasing Inc.[a]	25,075	724,667
Community Healthcare Trust Inc.[b]	2,278	48,157
CorEnergy Infrastructure Trust Inc.	2,265	65,345
CoreSite Realty Corp.	5,591	495,866
Corporate Office Properties Trust	17,743	524,660
Corrections Corp. of America	21,664	758,673
Cousins Properties Inc.	37,011	384,914
Crown Castle International Corp.	61,981	6,286,733
CubeSmart	32,594	1,006,503
CyrusOne Inc.[b]	12,834	714,340
CYS Investments Inc.	28,184	235,900
DCT Industrial Trust Inc.	16,324	784,205
DDR Corp.	56,369	1,022,534
DiamondRock Hospitality Co.	36,572	330,245
Digital Realty Trust Inc.[b]	26,945	2,936,736
Douglas Emmett Inc.	25,768	915,279
Duke Realty Corp.[b]	63,731	1,699,068

Security	Shares	Value
DuPont Fabros Technology Inc.	13,628	$647,875
Dynex Capital Inc.	8,753	60,746
Easterly Government Properties Inc.	3,717	73,336
EastGroup Properties Inc.	5,853	403,389
Education Realty Trust Inc.	12,130	559,678
Ellington Residential Mortgage REIT	1,143	14,928
Empire State Realty Trust Inc. Class A	22,306	423,591
EPR Properties	11,710	944,763
Equinix Inc.	12,771	4,951,700
Equity Commonwealth[a]	22,997	669,903
Equity Lifestyle Properties Inc.	14,825	1,186,741
Equity One Inc.	16,688	537,020
Equity Residential	67,212	4,629,563
Essex Property Trust Inc.[b]	12,053	2,749,169
Extra Space Storage Inc.	23,063	2,134,250
Farmland Partners Inc.	2,273	25,730
Federal Realty Investment Trust	13,052	2,160,759
FelCor Lodging Trust Inc.	24,015	149,613
First Industrial Realty Trust Inc.[b]	21,380	594,792
First Potomac Realty Trust	10,498	96,582
Five Oaks Investment Corp.	2,418	13,251
Forest City Realty Trust Inc.	40,571	905,139
Forest City Realty Trust Inc.	603	13,381
Four Corners Property Trust Inc.	9,626	198,199
Franklin Street Properties Corp.	16,222	199,044
General Growth Properties Inc.	107,418	3,203,205
GEO Group Inc. (The)	13,826	472,573
Getty Realty Corp.	4,869	104,440
Gladstone Commercial Corp.	4,064	68,641
Gladstone Land Corp.	1,456	16,103
Global Net Lease Inc.[b]	30,738	244,367
Global Self Storage Inc.	1,374	7,406
Government Properties Income Trust	5,487	126,530
Gramercy Property Trust[b]	77,435	713,951
Great Ajax Corp.	2,415	33,496
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,555	141,588
Hatteras Financial Corp.	17,695	290,198
HCP Inc.[b]	86,000	3,042,680
Healthcare Realty Trust Inc.	19,394	678,596
Healthcare Trust of America Inc. Class A	25,074	810,893
Hersha Hospitality Trust[b]	8,407	144,180

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Highwoods Properties Inc.	18,003	$950,558
Hospitality Properties Trust	24,514	706,003
Host Hotels & Resorts Inc.	137,671	2,231,647
Hudson Pacific Properties Inc.	16,136	470,848
Independence Realty Trust Inc.	5,743	46,978
InfraREIT Inc.[a]	4,285	75,159
Invesco Mortgage Capital Inc.	20,851	285,450
Investors Real Estate Trust[b]	22,945	148,454
Iron Mountain Inc.	43,960	1,750,927
iStar Inc.[a]	14,357	137,684
Jernigan Capital Inc.	1,082	15,083
Kilroy Realty Corp.	17,022	1,128,388
Kimco Realty Corp.	77,265	2,424,576
Kite Realty Group Trust	15,211	426,364
Ladder Capital Corp.	8,750	106,750
Lamar Advertising Co. Class Ab	15,231	1,009,815
LaSalle Hotel Properties	20,990	494,944
Lexington Realty Trust	38,467	388,901
Liberty Property Trust	27,079	1,075,578
LTC Properties Inc.	6,848	354,247
Macerich Co. (The)	23,215	1,982,329
Mack-Cali Realty Corp.	16,241	438,507
Manhattan Bridge Capital Inc.	822	4,373
Medical Properties Trust Inc.	43,786	665,985
MFA Financial Inc.	67,200	488,544
Mid-America Apartment Communities Inc.	13,903	1,479,279
Monmouth Real Estate Investment Corp.	11,664	154,665
Monogram Residential Trust Inc.[b]	30,163	307,964
National Health Investors Inc.	6,381	479,149
National Retail Properties Inc.[b]	26,473	1,369,184
National Storage Affiliates Trust	4,219	87,840
New Residential Investment Corp.	42,733	591,425
New Senior Investment Group Inc.	15,681	167,473
New York Mortgage Trust Inc.	19,949	121,689
New York REIT Inc.	29,429	272,218
Newcastle Investment Corp.[b]	12,294	56,429
NexPoint Residential Trust Inc.	4,055	73,801
NorthStar Realty Europe Corp.	11,416	105,598
NorthStar Realty Finance Corp.	33,306	380,688
Omega Healthcare Investors Inc.	30,588	1,038,463
One Liberty Properties Inc.	2,596	61,915

Security	Shares	Value
Orchid Island Capital Inc.[b]	4,025	$41,417
Outfront Media Inc.	25,646	619,864
Owens Realty Mortgage Inc.[b]	1,765	29,370
Paramount Group Inc.	30,539	486,792
Parkway Properties Inc./Md	14,746	246,701
Pebblebrook Hotel Trust	13,000	341,250
Pennsylvania REIT	12,642	271,171
PennyMac Mortgage Investment Trust[c]	12,358	200,570
Physicians Realty Trust	24,547	515,732
Piedmont Office Realty Trust Inc. Class Ab	26,462	569,991
Pinnacle Entertainment Inc.	34,906	1,203,559
Post Properties Inc.	9,739	594,566
Potlatch Corp.	7,477	254,966
Power REIT[a]	239	1,668
Preferred Apartment Communities Inc.	4,199	61,809
Prologis Inc.	96,672	4,740,795
PS Business Parks Inc.	3,503	371,598
Public Storage	27,111	6,929,300
QTS Realty Trust Inc. Class A	8,473	474,319
RAIT Financial Trust	14,389	45,038
Ramco-Gershenson Properties Trust[b]	14,433	283,031
Rayonier Inc.	22,426	588,458
Realty Income Corp.[b]	47,460	3,291,826
Redwood Trust Inc.	14,505	200,314
Regency Centers Corp.[b]	17,919	1,500,358
Resource Capital Corp.	6,084	78,240
Retail Opportunity Investments Corp.	18,522	401,372
Retail Properties of America Inc. Class A	43,652	737,719
Rexford Industrial Realty Inc.	12,008	253,249
RLJ Lodging Trust	23,168	496,954
Rouse Properties Inc.	6,858	125,158
Ryman Hospitality Properties Inc.	9,551	483,758
Sabra Health Care REIT Inc.	12,229	252,345
Saul Centers Inc.	1,994	123,050
Select Income REIT	11,696	303,979
Senior Housing Properties Trust[b]	41,361	861,550
Seritage Growth Properties[b]	2,580	128,587
Silver Bay Realty Trust Corp.	6,638	113,045
Simon Property Group Inc.	56,900	12,341,610
SL Green Realty Corp.	18,494	1,969,056
Sotherly Hotels Inc.	2,336	13,175

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Sovran Self Storage Inc.	8,504	$892,240
Spirit Realty Capital Inc.	88,102	1,125,063
STAG Industrial Inc.[b]	12,252	291,720
Starwood Property Trust Inc.	43,929	910,209
STORE Capital Corp.[b]	27,983	824,099
Summit Hotel Properties Inc.	15,690	207,736
Sun Communities Inc.	11,897	911,786
Sunstone Hotel Investors Inc.	40,222	485,480
Tanger Factory Outlet Centers Inc.	17,458	701,462
Taubman Centers Inc.	10,913	809,745
Terreno Realty Corp.[b]	7,840	202,821
Tier REIT Inc.[b]	8,596	131,777
Two Harbors Investment Corp.	64,460	551,778
UDR Inc.	49,257	1,818,568
UMH Properties Inc.	4,449	50,051
United Development Funding IVb	4,423	14,154
Universal Health Realty Income Trust	338	19,327
Urban Edge Properties	16,869	503,708
Urstadt Biddle Properties Inc. Class A	2,794	69,235
Ventas Inc.	62,174	4,527,511
VEREIT Inc.	166,820	1,691,555
Vornado Realty Trust	32,668	3,270,720
Washington REIT[b]	13,174	414,454
Weingarten Realty Investors	21,175	864,363
Welltower Inc.	65,633	4,999,266
Western Asset Mortgage Capital Corp.[b]	7,706	72,359
Weyerhaeuser Co.[b]	137,672	4,098,495
Wheeler Real Estate Investment Trust Inc.	3,366	5,184
Whitestone REIT	5,042	76,033
WP Carey Inc.	18,001	1,249,629
WP Glimcher Inc.	34,525	386,335
Xenia Hotels & Resorts Inc.[b]	20,146	338,050
ZAIS Financial Corp.	1,518	20,812

		187,565,293
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	8,395	303,395
Altisource Portfolio Solutions SAa,b	1,957	54,483
American Realty Investors Inc.[a]	722	4,895
AV Homes Inc.[a]	1,953	23,866
CBRE Group Inc. Class Aa	53,819	1,425,127
CKX Lands Inc.	229	2,597

Security	Shares	Value
Consolidated-Tomoka Land Co.	1,037	$49,226
Forestar Group Inc.[a,b]	6,139	72,993
FRP Holdings Inc.[a]	1,059	36,535
Griffin Industrial Realty Inc.	585	17,930
HFF Inc. Class A	6,187	178,681
Howard Hughes Corp. (The)[a]	6,632	758,170
Income Opportunity Realty Investors Inc.[a]	108	797
InterGroup Corp. (The)[a]	126	3,147
Jones Lang LaSalle Inc.	8,338	812,538
JW Mays Inc.[a]	106	5,233
Kennedy-Wilson Holdings Inc.	17,381	329,544
Marcus & Millichap Inc.[a]	2,475	62,890
Maui Land & Pineapple Co. Inc.[a]	1,394	10,065
RE/MAX Holdings Inc. Class A	3,176	127,866
Realogy Holdings Corp.[a]	27,005	783,685
RMR Group Inc. (The)	1,175	36,390
Stratus Properties Inc.[a,b]	1,041	19,498
Tejon Ranch Co.[a]	2,710	64,064
Transcontinental Realty Investors Inc.[a]	269	2,623

		5,186,238
ROAD & RAIL — 0.77%
AMERCO	1,137	425,863
ArcBest Corp.	4,425	71,906
Avis Budget Group Inc.[a]	17,540	565,314
Celadon Group Inc.	5,194	42,435
Covenant Transportation Group Inc. Class Aa,b	2,288	41,344
CSX Corp.	175,892	4,587,263
Genesee & Wyoming Inc. Class Aa	10,516	619,918
Heartland Express Inc.[b]	11,028	191,777
Hertz Global Holdings Inc.[a]	68,910	762,834
JB Hunt Transport Services Inc.	16,418	1,328,709
Kansas City Southern	19,922	1,794,773
Knight Transportation Inc.	11,165	296,766
Landstar System Inc.	7,810	536,235
Marten Transport Ltd.	4,322	85,576
Norfolk Southern Corp.	54,420	4,632,775
Old Dominion Freight Line Inc.[a]	12,663	763,705
PAM Transportation Services Inc.[a]	616	9,788
Patriot Transportation Holding Inc.[a]	624	12,137
Providence and Worcester Railroad Co.	674	10,986

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Roadrunner Transportation Systems Inc.[a]	5,697	$42,500
Ryder System Inc.	9,870	603,452
Saia Inc.[a]	4,497	113,055
Swift Transportation Co.[a,b]	15,752	242,738
Union Pacific Corp.	154,656	13,493,736
Universal Logistics Holdings Inc.	1,510	19,479
USA Truck Inc.[a]	1,581	27,683
Werner Enterprises Inc.	7,994	183,622
YRC Worldwide Inc.[a]	5,994	52,747

		31,559,116
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.71%
Adesto Technologies Corp.[a,b]	1,045	3,428
Advanced Energy Industries Inc.[a]	7,525	285,649
Advanced Micro Devices Inc.[a]	118,535	609,270
Aehr Test Systems[a]	2,586	4,163
Alpha & Omega Semiconductor Ltd.[a]	3,410	47,501
Amkor Technology Inc.[a]	17,867	102,735
Amtech Systems Inc.[a]	1,856	11,080
Analog Devices Inc.	56,585	3,204,974
Applied Materials Inc.	200,417	4,803,996
Applied Micro Circuits Corp.[a,b]	15,143	97,218
Axcelis Technologies Inc.[a]	21,193	57,009
AXT Inc.[a]	6,613	21,095
Broadcom Ltd.	68,215	10,600,611
Brooks Automation Inc.	12,210	136,996
Cabot Microelectronics Corp.	4,354	184,348
Cavium Inc.[a,b]	10,782	416,185
CEVA Inc.[a]	3,665	99,578
Cirrus Logic Inc.[a]	11,459	444,495
Cohu Inc.	4,504	48,868
Cree Inc.[a,b]	18,750	458,250
CVD Equipment Corp.[a,b]	1,021	8,760
Cyberoptics Corp.[a]	1,395	20,897
Cypress Semiconductor Corp.	57,771	609,484
Diodes Inc.[a]	7,023	131,962
DSP Group Inc.[a]	4,028	42,737
Entegris Inc.[a]	25,589	370,273
Exar Corp.[a]	8,848	71,226
Fairchild Semiconductor International Inc.[a]	20,587	408,652
First Solar Inc.[a]	14,250	690,840

Security	Shares	Value
FormFactor Inc.[a,b]	12,221	$109,867
GigPeak Inc.[a]	7,095	13,906
GSI Technology Inc.[a]	3,529	14,716
Inphi Corp.[a,b]	6,546	209,668
Integrated Device Technology Inc.[a]	24,940	502,042
Intel Corp.	868,156	28,475,517
Intermolecular Inc.[a]	5,014	7,421
Intersil Corp. Class A	24,744	335,034
inTEST Corp.[a]	1,493	5,688
IXYS Corp.	4,477	45,889
KLA-Tencor Corp.	28,664	2,099,638
Kopin Corp.[a]	11,298	25,082
Kulicke & Soffa Industries Inc.[a]	12,855	156,445
Lam Research Corp.	29,389	2,470,439
Lattice Semiconductor Corp.[a,b]	21,514	115,100
Linear Technology Corp.	44,085	2,051,275
MACOM Technology Solutions Holdings Inc.[a,b]	3,543	116,848
Marvell Technology Group Ltd.	86,587	825,174
Maxim Integrated Products Inc.	52,288	1,866,159
MaxLinear Inc. Class Aa	9,483	170,504
Microchip Technology Inc.	39,544	2,007,253
Micron Technology Inc.[a]	191,032	2,628,600
Microsemi Corp.[a]	20,854	681,509
MKS Instruments Inc.	9,612	413,893
Monolithic Power Systems Inc.	6,815	465,601
MoSys Inc.[a]	11,810	4,783
Nanometrics Inc.[a]	4,363	90,707
NeoPhotonics Corp.[a]	5,143	49,013
NVE Corp.	880	51,612
NVIDIA Corp.	93,357	4,388,713
ON Semiconductor Corp.[a]	76,040	670,673
PDF Solutions Inc.[a]	4,908	68,663
Photronics Inc.[a,b]	12,128	108,061
Pixelworks Inc.[a]	4,902	9,020
Power Integrations Inc.	5,159	258,311
Qorvo Inc.[a]	23,533	1,300,434
QUALCOMM Inc.	270,109	14,469,739
QuickLogic Corp.[a]	11,693	11,342
Rambus Inc.[a,b]	20,396	246,384
Rubicon Technology Inc.[a]	4,298	2,923
Rudolph Technologies Inc.[a]	5,759	89,437
Semtech Corp.[a]	11,851	282,765

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Sevcon Inc.[a]	720	$6,502
Sigma Designs Inc.[a]	6,766	43,505
Silicon Laboratories Inc.[a]	6,983	340,351
Skyworks Solutions Inc.	35,046	2,217,711
SolarEdge Technologies Inc.[a,b]	1,176	23,050
SunEdison Semiconductor Ltd.[a]	7,704	45,685
SunPower Corp.[a,b]	10,018	155,179
Sunworks Inc.[a,b]	2,839	6,615
Synaptics Inc.[a]	6,650	357,438
Teradyne Inc.	37,424	736,879
Tessera Technologies Inc.	8,677	265,863
Texas Instruments Inc.	184,678	11,570,077
Trio-Tech International[a,b]	311	1,113
Ultra Clean Holdings Inc.[a]	6,101	34,715
Ultratech Inc.[a]	4,928	113,196
Veeco Instruments Inc.[a]	7,512	124,399
Xcerra Corp.[a]	10,076	57,937
Xilinx Inc.	46,811	2,159,391

		110,167,734
SOFTWARE — 4.21%
A10 Networks Inc.[a]	7,116	46,041
ACI Worldwide Inc.[a]	21,463	418,743
Activision Blizzard Inc.	93,858	3,719,593
Adobe Systems Inc.[a]	92,000	8,812,680
American Software Inc./GA Class A	4,932	51,687
ANSYS Inc.[a]	16,195	1,469,696
Aspen Technology Inc.[a,b]	15,201	611,688
Asure Software Inc.[a]	1,476	6,952
Autodesk Inc.[a]	41,397	2,241,234
Aware Inc.[a]	3,429	14,882
Barracuda Networks Inc.[a,b]	4,176	63,225
Blackbaud Inc.	8,731	592,835
Bottomline Technologies de Inc.[a]	6,911	148,794
BroadSoft Inc.[a]	5,284	216,803
Bsquare Corp.[a]	2,011	11,221
CA Inc.	54,451	1,787,626
Cadence Design Systems Inc.[a]	55,507	1,348,820
Callidus Software Inc.[a]	10,229	204,375
CDK Global Inc.	28,621	1,588,179
Citrix Systems Inc.[a]	28,561	2,287,451
CommVault Systems Inc.[a]	7,660	330,835
Copsync Inc.[a,b]	1,082	1,396
Covisint Corp.[a]	7,532	16,420

Security	Shares	Value
Datawatch Corp.[a]	1,818	$10,072
Digimarc Corp.[a,b]	1,673	53,469
Digital Turbine Inc.[a]	9,619	10,292
Document Security Systems Inc.[a]	17,719	3,565
Ebix Inc.[b]	4,882	233,848
Electronic Arts Inc.[a]	55,508	4,205,286
Ellie Mae Inc.[a,b]	5,477	501,967
EnerNOC Inc.[a]	5,265	33,275
Epiq Systems Inc.	5,951	86,885
Evolving Systems Inc.	1,801	9,311
Exa Corp.[a,b]	1,971	28,481
Fair Isaac Corp.	5,734	647,999
FalconStor Software Inc.[a]	7,107	7,462
Finjan Holdings Inc.[a,b]	1,101	2,004
FireEye Inc.[a,b]	27,318	449,927
FORM Holdings Corp.[a]	2,553	4,825
Fortinet Inc.[a]	26,882	849,202
Gigamon Inc.[a]	5,041	188,483
GlobalSCAPE Inc.	2,790	10,295
Glu Mobile Inc.[a,b]	21,407	47,095
GSE Systems Inc.[a]	2,345	5,229
Guidance Software Inc.[a,b]	3,558	22,024
Guidewire Software Inc.[a]	13,216	816,220
HubSpot Inc.[a,b]	1,786	77,548
Imperva Inc.[a]	4,968	213,674
Infoblox Inc.[a]	10,082	189,138
Intelligent Systems Corp.	910	3,385
Interactive Intelligence Group Inc.[a]	3,229	132,357
Intuit Inc.	47,081	5,254,710
Jive Software Inc.[a]	8,547	32,137
Majesco[a]	1,032	5,480
Majesco Entertainment Co.	1,654	1,158
Mam Software Group Inc.[a]	1,944	11,042
Manhattan Associates Inc.[a]	13,343	855,687
Mentor Graphics Corp.	18,107	384,955
Microsoft Corp.	1,445,015	73,941,418
MicroStrategy Inc. Class Aa	1,700	297,534
Mitek Systems Inc.[a,b]	5,343	37,989
MobileIron Inc.[a]	7,476	22,802
Model N Inc.[a]	4,041	53,947
Monotype Imaging Holdings Inc.	7,159	176,326
NetSol Technologies Inc.[a]	1,789	10,448
NetSuite Inc.[a,b]	6,952	506,106

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Nuance Communications Inc.[a]	41,213	$644,159
NXT-ID Inc.[a,b]	2,256	795
Oracle Corp.	572,247	23,422,070
Park City Group Inc.[a,b]	2,569	23,044
Paycom Software Inc.[a,b]	6,710	289,939
Paylocity Holding Corp.[a,b]	3,624	156,557
Pegasystems Inc.	6,604	177,978
Progress Software Corp.[a]	9,211	252,934
Proofpoint Inc.[a,b]	7,591	478,916
PROS Holdings Inc.[a]	4,469	77,895
PTC Inc.[a]	21,024	790,082
QAD Inc.	244	4,221
QAD Inc. Class A	1,704	32,836
Qlik Technologies Inc.[a]	17,288	511,379
Qualys Inc.[a]	4,327	128,988
Rapid7 Inc.[a,b]	1,463	18,405
RealPage Inc.[a]	9,411	210,148
Red Hat Inc.[a,b]	33,415	2,425,929
RingCentral Inc. Class Aa,b	10,792	212,818
Rosetta Stone Inc.[a]	3,223	24,978
Rovi Corp.[a]	14,310	223,808
Rubicon Project Inc. (The)[a]	4,038	55,119
salesforce.com inc.[a]	117,127	9,301,055
Seachange International Inc.[a]	6,217	19,832
SecureWorks Corp. Class Aa	1,139	16,060
ServiceNow Inc.[a]	28,196	1,872,214
Silver Spring Networks Inc.[a]	6,772	82,280
SITO Mobile Ltd.[a]	3,245	11,747
Smith Micro Software Inc.[a]	9,454	5,594
Sonic Foundry Inc.[a]	703	4,352
Splunk Inc.[a,b]	24,371	1,320,421
SS&C Technologies Holdings Inc.	29,511	828,669
Symantec Corp.	112,970	2,320,404
Synchronoss Technologies Inc.[a,b]	7,410	236,083
Synopsys Inc.[a]	28,004	1,514,456
Tableau Software Inc. Class Aa	10,074	492,820
Take-Two Interactive Software Inc.[a,b]	15,650	593,448
Tangoe Inc.[a,b]	6,898	53,253
Telenav Inc.[a]	5,250	26,775
TiVo Inc.[a]	17,889	177,101
TubeMogul Inc.[a]	2,813	33,475
Tyler Technologies Inc.[a,b]	6,009	1,001,760
Ultimate Software Group Inc. (The)[a,b]	5,311	1,116,850

Security	Shares	Value
Upland Software Inc.[a]	744	$5,669
Varonis Systems Inc.[a,b]	2,722	65,382
VASCO Data Security International Inc.[a]	5,365	87,932
Verint Systems Inc.[a]	11,502	381,061
VirnetX Holding Corp.[a,b]	8,824	35,296
VMware Inc. Class Aa,b	14,542	832,093
Voltari Corp.[a,b]	988	3,577
Workday Inc. Class Aa,b	21,749	1,623,998
Workiva Inc.[a,b]	3,600	49,176
Xura Inc.[a]	4,483	109,520
Zedge Inc. Class Ba	1,048	4,810
Zendesk Inc.[a,b]	10,432	275,196
Zix Corp.[a]	10,191	38,216
Zynga Inc. Class Aa	137,969	343,543

		171,473,349
SPECIALTY RETAIL — 2.47%
Aaron’s Inc.	11,810	258,521
Abercrombie & Fitch Co. Class A	12,156	216,498
Advance Auto Parts Inc.	13,541	2,188,632
America’s Car-Mart Inc./TXa,b	1,622	45,805
American Eagle Outfitters Inc.	30,540	486,502
Appliance Recycling Centers of America Inc.[a,b]	812	942
Asbury Automotive Group Inc.[a]	4,159	219,346
Ascena Retail Group Inc.[a]	31,405	219,521
AutoNation Inc.[a,b]	13,180	619,196
AutoZone Inc.[a]	5,496	4,362,945
Barnes & Noble Education Inc.[a,b]	7,100	72,065
Barnes & Noble Inc.	11,223	127,381
bebe stores inc.[a,b]	8,317	4,184
Bed Bath & Beyond Inc.[b]	28,481	1,230,949
Best Buy Co. Inc.	51,885	1,587,681
Big 5 Sporting Goods Corp.	3,397	31,490
Boot Barn Holdings Inc.[a,b]	2,597	22,386
Buckle Inc. (The)[b]	5,135	133,459
Build-A-Bear Workshop Inc.[a]	2,720	36,502
Burlington Stores Inc.[a]	13,223	882,106
Cabela’s Inc.[a]	8,845	442,781
Caleres Inc.	7,886	190,920
CarMax Inc.[a,b]	35,728	1,751,744
Cato Corp. (The) Class A	4,858	183,244
Chico’s FAS Inc.	24,515	262,556

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Children’s Place Inc. (The)	3,489	$279,748
Christopher & Banks Corp.[a]	6,761	14,807
Citi Trends Inc.	2,769	43,003
Conn’s Inc.[a,b]	4,883	36,720
Container Store Group Inc. (The)[a]	3,306	17,687
CST Brands Inc.	14,028	604,326
Destination Maternity Corp.	2,651	15,588
Destination XL Group Inc.[a]	8,308	37,968
Dick’s Sporting Goods Inc.	16,342	736,370
DSW Inc. Class A	13,032	276,018
Express Inc.[a]	13,008	188,746
Finish Line Inc. (The) Class A	8,269	166,951
Five Below Inc.[a,b]	9,997	463,961
Foot Locker Inc.	25,115	1,377,809
Francesca’s Holdings Corp.[a]	7,610	84,090
GameStop Corp. Class A	19,082	507,200
Gap Inc. (The)[b]	41,708	885,044
Genesco Inc.[a]	3,918	251,967
GNC Holdings Inc. Class A	12,614	306,394
Group 1 Automotive Inc.	3,942	194,577
Guess? Inc.	11,686	175,874
Haverty Furniture Companies Inc.	3,623	65,323
hhgregg Inc.[a,b]	2,541	4,498
Hibbett Sports Inc.[a,b]	4,195	145,944
Home Depot Inc. (The)	228,713	29,204,363
Kirkland’s Inc.[a]	2,783	40,854
L Brands Inc.	46,579	3,126,848
Lithia Motors Inc. Class A	4,298	305,459
Lowe’s Companies Inc.	162,947	12,900,514
Lumber Liquidators Holdings Inc.[a,b]	5,020	77,408
MarineMax Inc.[a]	4,547	77,163
Mattress Firm Holding Corp.[a,b]	4,001	134,234
Michaels Companies Inc. (The)[a]	17,058	485,129
Monro Muffler Brake Inc.	5,852	371,953
Murphy USA Inc.[a]	6,876	509,924
New York & Co. Inc.[a]	6,206	9,247
O’Reilly Automotive Inc.[a]	17,750	4,812,025
Office Depot Inc.[a]	91,219	301,935
Outerwall Inc.[b]	3,230	135,660
Party City Holdco Inc.[a,b]	4,187	58,241
Penske Automotive Group Inc.	7,418	233,370
Perfumania Holdings Inc.[a]	1,538	3,722
Pier 1 Imports Inc.	15,702	80,708

Security	Shares	Value
Rent-A-Center Inc./TX	9,613	$118,048
Restoration Hardware Holdings Inc.[a,b]	7,053	202,280
Ross Stores Inc.	73,950	4,192,225
Sally Beauty Holdings Inc.[a]	27,066	796,011
Sears Hometown and Outlet Stores Inc.[a]	2,281	15,374
Select Comfort Corp.[a]	8,805	188,251
Shoe Carnival Inc.	2,659	66,634
Signet Jewelers Ltd.	14,397	1,186,457
Sonic Automotive Inc. Class A	5,313	90,905
Sportsman’s Warehouse Holdings Inc.[a]	5,518	44,475
Stage Stores Inc.[b]	5,870	28,646
Staples Inc.	119,780	1,032,504
Stein Mart Inc.	5,433	41,943
Tailored Brands Inc.	8,763	110,940
Tandy Leather Factory Inc.[a]	1,139	8,098
Tiffany & Co.	20,234	1,226,990
Tile Shop Holdings Inc.[a]	5,185	103,078
Tilly’s Inc. Class Aa	2,029	11,748
TJX Companies Inc. (The)	121,586	9,390,087
Tractor Supply Co.	24,514	2,235,186
Trans World Entertainment Corp.[a]	2,291	8,591
Ulta Salon Cosmetics & Fragrance Inc.[a]	11,480	2,796,987
Urban Outfitters Inc.[a]	15,682	431,255
Vitamin Shoppe Inc.[a,b]	4,620	141,233
West Marine Inc.[a]	3,138	26,328
Williams-Sonoma Inc.	15,230	793,940
Winmark Corp.	258	25,715
Zumiez Inc.[a,b]	3,580	51,230

		100,691,885
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.04%
3D Systems Corp.[a,b]	19,464	266,462
Apple Inc.	1,006,916	96,261,170
AstroNova Inc.	982	14,946
Avid Technology Inc.[a,b]	5,731	33,297
Concurrent Computer Corp.	1,417	7,397
CPI Card Group Inc.[b]	2,757	13,813
Cray Inc.[a,b]	7,459	223,173
Crossroads Systems Inc.[a]	157	630

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Diebold Inc.	11,842	$294,037
Eastman Kodak Co.[a]	6,980	112,238
Electronics For Imaging Inc.[a]	8,640	371,866
EMC Corp./MA	359,217	9,759,926
Hewlett Packard Enterprise Co.	305,717	5,585,450
HP Inc.	314,820	3,950,991
Hutchinson Technology Inc.[a]	6,182	20,957
Immersion Corp.[a,b]	5,217	38,293
Intevac Inc.[a]	4,073	23,135
ITUS Corp.[a]	1,474	4,628
Lexmark International Inc. Class A	11,479	433,332
NCR Corp.[a]	22,614	627,991
NetApp Inc.	53,245	1,309,294
Nimble Storage Inc.[a]	9,472	75,397
Pure Storage Inc. Class Aa,b	10,763	117,317
Quantum Corp.[a]	48,532	20,383
Seagate Technology PLC	54,784	1,334,538
Silicon Graphics International Corp.[a]	6,741	33,907
Super Micro Computer Inc.[a]	6,720	166,992
TransAct Technologies Inc.	1,563	12,535
USA Technologies Inc.[a]	6,579	28,092
Violin Memory Inc.[a,b]	17,281	15,895
Western Digital Corp.	51,935	2,454,448
Xplore Technologies Corp.[a]	1,837	4,409

		123,616,939
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Carter’s Inc.	9,342	994,643
Charles & Colvard Ltd.[a]	4,960	5,059
Cherokee Inc.[a]	1,611	17,898
Coach Inc.	51,257	2,088,210
Columbia Sportswear Co.	5,213	299,956
Crocs Inc.[a,b]	13,514	152,438
Crown Crafts Inc.	1,730	16,366
Culp Inc.	1,742	48,131
Deckers Outdoor Corp.[a]	5,900	339,368
Delta Apparel Inc.[a]	1,164	26,248
Differential Brands Group Inc.[a]	239	715
Forward Industries Inc.[a]	2,284	2,718
Fossil Group Inc.[a,b]	7,788	222,192
G-III Apparel Group Ltd.[a]	7,181	328,315
Hanesbrands Inc.	69,653	1,750,380
Iconix Brand Group Inc.[a,b]	7,970	53,877
Kate Spade & Co.[a]	23,177	477,678

Security	Shares	Value
Lakeland Industries Inc.[a,b]	1,133	$9,823
lululemon athletica Inc.[a,b]	19,993	1,476,683
Michael Kors Holdings Ltd.[a,b]	32,538	1,609,980
Movado Group Inc.	3,124	67,728
Naked Brand Group Inc.[a]	917	1,247
NIKE Inc. Class B	244,843	13,515,334
Oxford Industries Inc.	2,636	149,250
Perry Ellis International Inc.[a]	2,265	45,572
PVH Corp.	14,947	1,408,456
Ralph Lauren Corp.	10,533	943,967
Rocky Brands Inc.	1,481	16,913
Sequential Brands Group Inc.[a]	5,415	43,212
Skechers U.S.A. Inc. Class Aa	24,359	723,950
Steven Madden Ltd.[a]	10,236	349,866
Superior Uniform Group Inc.	1,540	29,399
Tumi Holdings Inc.[a]	10,267	274,540
Under Armour Inc. Class Aa,b	33,664	1,350,936
Under Armour Inc. Class Ca,b	33,966	1,236,356
Unifi Inc.[a]	2,684	73,085
Vera Bradley Inc.[a,b]	3,700	52,429
VF Corp.	61,395	3,775,179
Vince Holding Corp.[a,b]	4,232	23,191
Wolverine World Wide Inc.	18,718	380,350

		34,381,638
THRIFTS & MORTGAGE FINANCE — 0.19%
ASB Bancorp. Inc.[a]	760	18,643
Astoria Financial Corp.	16,423	251,765
Atlantic Coast Financial Corp.[a]	2,621	15,674
Bank Mutual Corp.	7,695	59,098
BankFinancial Corp.	3,394	40,694
Bear State Financial Inc.	2,410	22,726
Beneficial Bancorp. Inc.[a]	14,241	181,145
BofI Holding Inc.[a,b]	10,378	183,794
Broadway Financial Corp./DEa	965	1,747
BSB Bancorp. Inc./MAa	1,604	36,331
Capitol Federal Financial Inc.	22,965	320,362
Central Federal Corp.[a,b]	3,514	4,779
Charter Financial Corp./MD	2,738	36,361
Chicopee Bancorp. Inc.	823	15,028
Citizens Community Bancorp. Inc./WI	742	7,687
Clifton Bancorp. Inc.	4,275	64,424
Coastway Bancorp. Inc.[a]	801	9,972
Dime Community Bancshares Inc.	5,712	97,161

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Elmira Savings Bank	580	$11,403
Entegra Financial Corp.[a]	1,156	20,218
Equitable Financial Corp.[a]	690	5,734
ESSA Bancorp. Inc.	1,718	23,021
Essent Group Ltd.[a]	11,967	261,000
EverBank Financial Corp.	14,546	216,154
Federal Agricultural Mortgage Corp. Class C	1,731	60,273
First Capital Inc.	570	18,816
First Clover Leaf Financial Corp.	1,125	13,387
First Defiance Financial Corp.	1,701	66,084
Flagstar Bancorp. Inc.[a]	3,626	88,511
Fox Chase Bancorp. Inc.	1,808	36,775
FS Bancorp. Inc.	569	14,424
Georgetown Bancorp. Inc.	222	4,520
Greene County Bancorp. Inc.	579	9,420
Guaranty Federal Bancshares Inc.	768	12,265
Hamilton Bancorp. Inc./MDa	733	10,196
Hingham Institution for Savings	180	22,126
HMN Financial Inc.[a]	791	10,742
Home Bancorp. Inc.	995	27,333
Home Federal Bancorp. Inc./LA	253	5,427
HomeStreet Inc.[a]	3,686	73,425
HopFed Bancorp. Inc.	1,076	12,471
IF Bancorp. Inc.	640	11,738
IMPAC Mortgage Holdings Inc.[a,b]	1,505	23,598
Jacksonville Bancorp. Inc./ILb	232	6,482
Kearny Financial Corp./MD	3,433	43,187
Kentucky First Federal Bancorp.	787	6,453
Lake Shore Bancorp. Inc.	595	7,753
Lake Sunapee Bank Group	1,562	26,726
Laporte Bancorp. Inc.	920	15,024
LendingTree Inc.[a,b]	1,272	112,356
Magyar Bancorp. Inc.[a]	657	6,458
Malvern Bancorp. Inc.[a]	1,068	16,661
Meridian Bancorp. Inc.	9,186	135,769
Meta Financial Group Inc.	1,122	57,177
MGIC Investment Corp.[a]	63,127	375,606
MSB Financial Corp./MDa	593	8,177
Nationstar Mortgage Holdings Inc.[a,b]	7,104	79,991
New York Community Bancorp. Inc.	89,676	1,344,243
NMI Holdings Inc. Class Aa	9,522	52,181
Northfield Bancorp. Inc.	7,534	111,729

Security	Shares	Value
Northwest Bancshares Inc.	18,586	$275,630
Ocean Shore Holding Co.	986	16,723
OceanFirst Financial Corp.	3,731	67,792
Oconee Federal Financial Corp.	212	4,149
Ocwen Financial Corp.[a]	19,142	32,733
Oritani Financial Corp.	6,859	109,675
Pathfinder Bancorp. Inc.	656	7,393
PB Bancorp Inc.	641	5,397
PHH Corp.[a,b]	8,115	108,092
Poage Bankshares Inc.	604	10,377
Provident Bancorp. Inc.[a]	1,794	27,663
Provident Financial Holdings Inc.	1,147	20,990
Provident Financial Services Inc.	10,591	208,007
Prudential Bancorp. Inc.[b]	1,541	21,728
Radian Group Inc.	39,081	407,224
Riverview Bancorp. Inc.	4,216	19,942
Security National Financial Corp. Class Aa	2,299	11,242
Severn Bancorp. Inc.[a]	1,601	9,606
SI Financial Group Inc.	1,981	26,228
Southern Missouri Bancorp. Inc.	987	23,224
Stonegate Mortgage Corp.[a]	4,407	14,807
Territorial Bancorp. Inc.	1,564	41,399
TFS Financial Corp.	12,085	208,104
Timberland Bancorp. Inc./WA	1,129	16,935
TrustCo Bank Corp. NY	17,338	111,137
United Community Bancorp.[b]	754	10,609
United Community Financial Corp./OH	8,781	53,388
United Financial Bancorp. Inc.	9,160	118,897
Walker & Dunlop Inc.[a]	4,956	112,898
Walter Investment Management Corp.[a,b]	6,917	19,091
Washington Federal Inc.	16,962	411,498
Waterstone Financial Inc.	4,875	74,734
Wayne Savings Bancshares Inc.	625	7,950
Westfield Financial Inc.	2,835	21,829
Wolverine Bancorp. Inc.	283	7,225
WSFS Financial Corp.	5,082	163,590
WVS Financial Corp.	222	2,473

		7,642,804
TOBACCO — 1.54%
22nd Century Group Inc.[a,b]	10,037	8,151
Alliance One International Inc.[a]	1,653	25,456

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
Altria Group Inc.	359,707	$24,805,395
Philip Morris International Inc.	285,203	29,010,849
Reynolds American Inc.	152,275	8,212,191
Universal Corp./VA	4,171	240,834
Vector Group Ltd.	16,096	360,872

		62,663,748
TRADING COMPANIES & DISTRIBUTORS — 0.30%
AeroCentury Corp.[a]	249	2,306
Air Lease Corp.	17,517	469,105
Aircastle Ltd.	11,301	221,048
Applied Industrial Technologies Inc.	7,064	318,869
Beacon Roofing Supply Inc.[a]	10,966	498,624
BlueLinx Holdings Inc.[a]	666	4,695
BMC Stock Holdings Inc.[a]	8,166	145,518
CAI International Inc.[a]	3,213	24,097
DXP Enterprises Inc.[a]	2,409	35,966
Empire Resources Inc.	806	2,894
EnviroStar Inc.	1,026	3,776
Fastenal Co.	53,192	2,361,193
GATX Corp.[b]	7,708	338,921
General Finance Corp.[a,b]	2,478	10,532
H&E Equipment Services Inc.	5,809	110,545
HD Supply Holdings Inc.[a]	33,951	1,182,174
Houston Wire & Cable Co.	3,360	17,640
Huttig Building Products Inc.[a]	3,122	16,390
Kaman Corp.	4,981	211,792
Lawson Products Inc./DEa	1,040	20,654
MRC Global Inc.[a]	18,484	262,658
MSC Industrial Direct Co. Inc. Class A	8,738	616,553
Neff Corp.[a]	1,943	21,237
NOW Inc.[a,b]	19,821	359,553
Rush Enterprises Inc. Class Aa	5,005	107,858
Rush Enterprises Inc. Class Ba	1,716	35,676
TAL International Group Inc.	6,071	81,412
Titan Machinery Inc.[a,b]	3,228	35,992
Transcat Inc.[a]	1,431	14,382
United Rentals Inc.[a]	16,329	1,095,676
Univar Inc.[a,b]	6,197	117,185
Veritiv Corp.[a,b]	1,546	58,099
Watsco Inc.	4,752	668,559
WESCO International Inc.[a,b]	7,867	405,072

Security	Shares	Value
Willis Lease Finance Corp.[a,b]	992	$22,052
WW Grainger Inc.	10,414	2,366,581

		12,265,284
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	13,803	1,022,112
Wesco Aircraft Holdings Inc.[a,b]	10,414	139,756

		1,161,868
WATER UTILITIES — 0.12%
American States Water Co.	6,717	294,339
American Water Works Co. Inc.	32,748	2,767,534
Aqua America Inc.	32,646	1,164,156
Artesian Resources Corp. Class A	1,493	50,643
Cadiz Inc.[a,b]	3,315	19,459
California Water Service Group	8,671	302,878
Connecticut Water Service Inc.	1,967	110,545
Middlesex Water Co.	2,875	124,718
Pure Cycle Corp.[a]	3,179	14,973
SJW Corp.	3,167	124,716
York Water Co. (The)	2,428	77,793

		5,051,754
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a]	6,156	54,912
NII Holdings Inc.[a,b]	18,605	59,164
Shenandoah Telecommunications Co.	8,366	326,776
Spok Holdings Inc.	3,712	71,140
Sprint Corp.[a,b]	147,715	669,149
T-Mobile U.S. Inc.[a,b]	51,371	2,222,823
Telephone & Data Systems Inc.	17,149	508,639
U.S. Cellular Corp.[a]	2,451	96,251

		4,008,854

TOTAL COMMON STOCKS (Cost: $3,687,934,627)		4,062,329,471

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	118,727,404	118,727,404

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	6,535,949	$6,535,949
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	5,507,668	5,507,668

		130,771,021

TOTAL SHORT-TERM INVESTMENTS (Cost: $130,771,021)		130,771,021

TOTAL INVESTMENTS IN SECURITIES — 102.97% (Cost: $3,818,705,648)[g]		4,193,100,492
Other Assets, Less Liabilities — (2.97)%		(120,846,691)

NET ASSETS — 100.00%		$4,072,253,801

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,891,700,167. Net unrealized appreciation was $301,400,325, of which $492,694,612 represented gross unrealized appreciation on securities and $191,294,287 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	21,371	2,371	(604)	23,138	$7,925,459	$51,969	$71,085
PNC Financial Services Group Inc. (The)	84,858	9,389	(2,402)	91,845	7,475,265	43,769	36,173
PennyMac Mortgage Investment Trust	—	12,596	(238)	12,358	200,570	—	41

					$15,601,294	$95,738	$107,299

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	104	Sep. 2016	Chicago Mercantile	$10,896,861	$10,869,040	$(27,821)
S&P MidCap 400 E-Mini	10	Sep. 2016	Chicago Mercantile	1,502,977	1,493,000	(9,977)

				Net unrealized depreciation		$(37,798)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,062,289,763	$17,593	$22,115	$4,062,329,471
Money market funds	130,771,021	—	—	130,771,021

Total	$4,193,060,784	$17,593	$22,115	$4,193,100,492

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(37,798)	—	—	(37,798)

Total	$(37,798)	$—	$—	$(37,798)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

136

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.36%

EXCHANGE-TRADED FUNDS — 99.36%
iShares JPX-Nikkei 400 ETF[a]	42,282	$2,122,557

		2,122,557

TOTAL INVESTMENT COMPANIES
(Cost: $2,233,852)		2,122,557

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[b,c]	1,497	1,497

		1,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,497)		1,497

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $2,235,349)[d]		2,124,054
Other Assets, Less Liabilities — 0.57%		12,190

NET ASSETS — 100.00%		$2,136,244

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,244,677. Net unrealized depreciation was $120,624, of which $ - represented gross unrealized appreciation on securities and $120,624 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares JPX-Nikkei 400 ETF	69,407	814	(27,939)	42,282	$2,122,557	$17,286	$(25,512)

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

June 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of June 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,531,651	JPY	259,719,000	BNP	08/03/2016	$14,365

						14,365

JPY	256,220,000	USD	2,495,520	BNP	07/05/2016	$(14,331)
USD	2,340,707	JPY	256,220,000	BNP	07/05/2016	(140,482)
JPY	39,534,000	USD	385,736	BNP	08/03/2016	(2,558)

						(157,371)

			Net unrealized depreciation			$(143,006)

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,122,557	$—	$—	$2,122,557
Money market funds	1,497	—	—	1,497

Total	$2,124,054	$—	$—	$2,124,054

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$14,365	$—	$14,365
Liabilities:
Forward currency contracts	—	(157,371)	—	(157,371)

Total	$—	$(143,006)	$—	$(143,006)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

138

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.01%

BRAZIL — 20.01%
CCR SA	507,000	$2,658,634
CPFL Energia SA ADR	88,179	1,133,982
Ultrapar Participacoes SA ADR	234,120	5,152,981

		8,945,597
CHILE — 6.82%
Empresa Nacional de Electricidad SA/Chile ADR	28,470	789,473
Endesa Americas SA ADR	37,056	509,891
Enersis Chile SA ADR	125,570	732,073
Enersis SA ADR	118,650	1,018,017

		3,049,454
CHINA — 33.06%
Beijing Capital International Airport Co. Ltd. Class H	900,000	974,484
Beijing Enterprises Water Group Ltd.	1,500,000	901,011
CGN Power Co. Ltd. Class Ha	3,120,000	864,661
China Gas Holdings Ltd.[b]	660,000	1,005,575
China Merchants Holdings International Co. Ltd.	1,020,000	2,708,448
China Oilfield Services Ltd. Class H	960,000	736,277
China Resources Gas Group Ltd.	240,000	726,996
China Resources Power Holdings Co. Ltd.	540,000	804,646
COSCO Pacific Ltd.	1,020,000	1,013,696
Guangdong Investment Ltd.	900,000	1,366,598
Huaneng Power International Inc. Class H ADR[b]	31,290	781,311
Jiangsu Expressway Co. Ltd. Class H	720,000	1,000,471
Shenzhen International Holdings Ltd.	570,499	823,618
Sinopec Oilfield Service Corp.[c,b]	1,200,000	228,926
Zhejiang Expressway Co. Ltd. Class H	900,000	845,713

		14,782,431
GREECE — 0.27%
Aegean Marine Petroleum Network Inc.	22,260	122,430

		122,430
MALAYSIA — 7.07%
Sapurakencana Petroleum Bhd[b]	1,365,000	497,718
Tenaga Nasional Bhd	762,000	2,665,063

		3,162,781

Security	Shares	Value
MEXICO — 10.44%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	16,890	$801,262
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,440	1,995,127
Grupo Aeroportuario del Sureste SAB de CV Series B	11,730	1,871,521

		4,667,910
PHILIPPINES — 1.49%
International Container Terminal Services Inc.	508,500	664,706

		664,706
RUSSIA — 4.53%
Novatek OJSC GDR[d]	9,080	926,160
RusHydro PJSC	915,730	833,314
TMK PJSC GDR[d]	97,770	266,912

		2,026,386
SOUTH KOREA — 9.07%
Korea Electric Power Corp. ADR	156,420	4,055,971

		4,055,971
THAILAND — 6.25%
Airports of Thailand PCL NVDR[b]	252,000	2,796,813

		2,796,813

TOTAL COMMON STOCKS
(Cost: $42,267,140)		44,274,479

SHORT-TERM INVESTMENTS — 3.66%

MONEY MARKET FUNDS — 3.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	1,496,619	1,496,619
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	82,389	82,389
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	56,295	56,295

		1,635,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,635,303)		1,635,303

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.67%
(Cost: $43,902,443)[h]	$45,909,782
Other Assets, Less Liabilities — (2.67)%	(1,195,300)

NET ASSETS — 100.00%	$44,714,482

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $44,410,281. Net unrealized appreciation was $1,499,501, of which $9,783,939 represented gross unrealized appreciation on securities and $8,284,438 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$44,274,479	$—	$—	$44,274,479
Money market funds	1,635,303	—	—	1,635,303

Total	$45,909,782	$—	$—	$45,909,782

140

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.61%

AUSTRIA — 0.20%
Erste Group Bank AG	103,385	$2,332,715
OMV AG	48,177	1,349,563
Voestalpine AG	37,628	1,254,920

		4,937,198
BELGIUM — 2.48%
Ageas	71,093	2,447,218
Anheuser-Busch InBev SA/NV	282,339	36,886,927
Colruyt SA	22,644	1,247,125
Delhaize Group	35,640	3,742,843
Groupe Bruxelles Lambert SA	27,690	2,259,790
KBC Group NVa	116,041	5,661,977
Proximus SADP	48,193	1,524,551
Solvay SA	25,437	2,356,254
UCB SA	44,154	3,296,352
Umicore SA	34,729	1,785,197

		61,208,234
DENMARK — 2.93%
AP Moeller - Maersk A/S Class A	1,172	1,468,325
AP Moeller - Maersk A/S Class B	2,301	2,991,011
Carlsberg A/S Class B	37,565	3,559,161
Chr Hansen Holding A/S	33,024	2,159,421
Coloplast A/S Class B	37,347	2,775,595
Danske Bank A/S	263,225	6,894,288
DSV A/S	66,263	2,772,502
Novo Nordisk A/S Class B	637,889	34,110,030
Novozymes A/S Class B	79,140	3,776,900
Pandora A/S	40,191	5,443,382
TDC A/S	276,344	1,347,305
Vestas Wind Systems A/S	76,905	5,196,439

		72,494,359
FINLAND — 1.45%
Fortum OYJ	149,748	2,392,292
Kone OYJ Class B	131,279	6,016,078
Metso OYJ	44,215	1,033,007
Nokia OYJ	1,994,963	11,314,227
Nokian Renkaat OYJ	33,301	1,184,973
Sampo OYJ Class A	171,203	6,947,928
Stora Enso OYJ Class R	195,685	1,560,904
UPM-Kymmene OYJ	182,951	3,333,289
Wartsila OYJ Abp	52,954	2,150,208

		35,932,906

Security	Shares	Value
FRANCE — 14.77%
Accor SA	64,172	$2,473,114
Air Liquide SA	118,566	12,389,661
Airbus Group SE	211,234	12,139,494
Alstom SAa	52,869	1,226,089
ArcelorMittal[a]	637,769	2,898,592
Arkema SA	25,410	1,949,793
AXA SA	659,383	13,042,895
BNP Paribas SA	363,781	16,066,677
Bouygues SA	66,589	1,918,224
Capgemini SA	55,690	4,838,138
Carrefour SA	202,400	4,994,055
Casino Guichard Perrachon SA	20,467	1,141,892
Christian Dior SE	18,181	2,924,695
Cie. de Saint-Gobain	171,173	6,533,103
Cie. Generale des Etablissements Michelin Class B	62,671	5,932,687
Credit Agricole SA	399,602	3,356,168
Danone SA	209,537	14,760,897
Dassault Systemes	46,763	3,547,237
Edenred	71,056	1,459,988
Electricite de France SAb	104,872	1,278,087
Engie SA	556,674	8,973,516
Essilor International SA	68,327	9,021,647
Hermes International	6,903	2,584,030
Kering	25,608	4,137,935
Klepierre	65,098	2,881,975
L’Oreal SA	84,587	16,163,163
Lagardere SCA	41,489	905,711
Legrand SA	91,247	4,694,482
LVMH Moet Hennessy Louis Vuitton SE	94,397	14,262,360
Orange SA	792,767	12,907,011
Pernod Ricard SA	71,197	7,917,536
Peugeot SAa	160,886	1,933,032
Publicis Groupe SA	70,013	4,708,078
Renault SA	71,239	5,416,542
Safran SA	117,675	7,964,131
Sanofi	409,689	34,099,370
Schneider Electric SE	200,827	11,838,144
SES SA	119,997	2,587,559
Societe Generale SA	276,945	8,679,424

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2016

Security	Shares	Value
Sodexo SA	33,643	$3,616,470
STMicroelectronics NV	73,381	427,667
STMicroelectronics NV New	153,322	892,545
Suez	123,638	1,933,966
Technip SA	42,124	2,284,426
Thales SA	34,662	2,888,465
Total SA	856,006	41,253,485
Unibail-Rodamco SE	33,802	8,774,098
Valeo SA	81,932	3,652,725
Veolia Environnement SA	167,227	3,617,151
Vinci SA	160,262	11,339,557
Vivendi SA	404,759	7,599,368

		364,827,055
GERMANY — 12.58%
adidas AG	72,311	10,318,885
Allianz SE Registered	157,336	22,338,460
BASF SE	316,862	24,162,492
Bayer AG Registered	285,419	28,537,746
Bayerische Motoren Werke AG	110,779	8,096,766
Beiersdorf AG	34,237	3,228,840
Brenntag AG	53,215	2,567,546
Commerzbank AG	361,601	2,339,620
Continental AG	37,124	6,982,421
Daimler AG Registered	343,327	20,413,541
Deutsche Bank AG Registered[a]	478,866	6,556,849
Deutsche Boerse AG	66,292	5,416,005
Deutsche Lufthansa AG Registered	78,982	923,955
Deutsche Post AG Registered	328,688	9,192,796
Deutsche Telekom AG Registered	1,096,151	18,607,500
Deutsche Wohnen AG Bearer	115,497	3,916,703
E.ON SE	693,673	6,955,757
Fresenius Medical Care AG & Co. KGaA	73,709	6,389,640
Fresenius SE & Co. KGaA	135,889	9,936,569
GEA Group AG	61,003	2,865,029
HeidelbergCement AG	48,338	3,623,211
Infineon Technologies AG	387,828	5,590,373
K+S AG Registered	65,546	1,335,852
Lanxess AG	31,172	1,360,287
Linde AG	64,202	8,940,610
MAN SE	12,661	1,292,500

Security	Shares	Value
Merck KGaA	44,376	$4,488,719
METRO AGb	55,591	1,696,514
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	49,035	8,184,929
Osram Licht AG	29,883	1,545,058
ProSiebenSat.1 Media SE Registered	75,007	3,267,746
QIAGEN NVa	80,299	1,739,112
RWE AGa	166,372	2,622,750
SAP SE	330,445	24,654,952
Siemens AG Registered	275,547	28,104,765
Symrise AG	41,899	2,846,390
ThyssenKrupp AG	150,053	3,002,290
Volkswagen AG	10,121	1,353,768
Vonovia SE	152,154	5,535,909

		310,932,855
IRELAND — 0.92%
Bank of Ireland[a]	9,689,252	1,991,390
CRH PLC	285,523	8,247,242
Irish Bank Resolution Corp. Ltd.[a]	211,770	2
Kerry Group PLC Class A	52,589	4,665,718
Paddy Power Betfair PLC	29,147	3,059,990
Ryanair Holdings PLC ADR	43,433	3,020,331
Smurfit Kappa Group PLC	81,147	1,784,974

		22,769,647
ITALY — 3.14%
Assicurazioni Generali SpA	465,372	5,454,400
Atlantia SpA	139,228	3,460,086
Banca Monte dei Paschi di Siena SpA[a,b]	1,022,992	430,958
Banco Popolare SCb	279,266	665,177
CNH Industrial NV	341,957	2,461,732
Enel SpA	2,620,903	11,588,529
Eni SpA	927,237	14,957,246
Ferrari NV	42,767	1,741,314
Fiat Chrysler Automobiles NVb	313,883	1,916,151
Intesa Sanpaolo SpA	4,898,138	9,261,575
Leonardo-Finmeccanica SpA[a]	135,313	1,361,953
Luxottica Group SpA	47,892	2,321,892
Mediaset SpA	244,685	851,380
Mediobanca SpA	207,834	1,190,254

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2016

Security	Shares	Value
Prysmian SpA	70,486	$1,537,937
Saipem SpA[a]	2,032,962	809,679
Snam SpA	734,948	4,376,387
Telecom Italia SpA/Milano[a]	3,566,753	2,912,424
Tenaris SA	162,013	2,341,647
Terna Rete Elettrica Nazionale SpA	483,259	2,681,160
UniCredit SpA	1,995,289	4,366,830
Unione di Banche Italiane SpA	314,762	865,120

		77,553,831
NETHERLANDS — 4.50%
Aegon NV	494,294	1,938,449
Akzo Nobel NV	85,051	5,326,252
Altice NV Class Aa,b	118,447	1,773,815
ASML Holding NV	151,099	14,837,441
Gemalto NVb	30,593	1,862,163
Heineken Holding NV	32,558	2,646,219
Heineken NV	73,834	6,789,279
ING Groep NV CVA	1,331,748	13,580,373
Koninklijke Ahold NV	289,561	6,401,584
Koninklijke DSM NV	62,268	3,596,491
Koninklijke KPN NV	1,158,922	4,190,825
Koninklijke Philips NV	319,933	7,959,841
PostNL NVa	155,274	634,978
Randstad Holding NV	44,074	1,770,293
RELX NV	359,456	6,233,657
Unilever NV CVA	591,226	27,527,417
Wolters Kluwer NV	103,554	4,205,981

		111,275,058
NORWAY — 0.85%
DNB ASA	318,613	3,782,790
Norsk Hydro ASA	468,862	1,698,850
Orkla ASA	283,215	2,499,469
Statoil ASA	365,534	6,294,666
Subsea 7 SAa,b	87,096	846,194
Telenor ASA	237,410	3,903,897
Yara International ASA	60,549	1,908,810

		20,934,676
PORTUGAL — 0.19%
EDP - Energias de Portugal SA	895,828	2,740,835
Galp Energia SGPS SA	142,653	1,981,003

		4,721,838

Security	Shares	Value
SPAIN — 4.53%
Abertis Infraestructuras SA	170,727	$2,503,632
Acciona SA	9,068	657,133
ACS Actividades de Construccion y Servicios SA	64,160	1,738,839
Aena SAc	25,321	3,326,414
Amadeus IT Holding SA Class A	152,526	6,655,097
Banco Bilbao Vizcaya Argentaria SA	2,237,988	12,590,580
Banco de Sabadell SA	1,822,363	2,386,948
Banco Popular Espanol SAb	1,316,490	1,683,399
Banco Santander SA	4,939,385	18,816,318
Bankia SA	1,456,224	1,045,093
CaixaBank SA	833,571	1,821,551
Distribuidora Internacional de Alimentacion SA	213,333	1,232,885
Enagas SA	72,197	2,190,058
Ferrovial SA	147,106	2,849,355
Gas Natural SDG SA	124,112	2,435,688
Iberdrola SA	2,020,333	13,662,197
Industria de Diseno Textil SA	388,409	12,906,247
International Consolidated Airlines Group SA	287,581	1,422,422
Red Electrica Corp. SA	36,701	3,268,768
Repsol SA	359,998	4,563,310
Telefonica SA	1,511,495	14,205,985

		111,961,919
SWEDEN — 4.41%
Alfa Laval AB	98,117	1,528,609
Assa Abloy AB	340,938	6,925,234
Atlas Copco AB Class A	223,368	5,728,737
Atlas Copco AB Class B	136,809	3,200,343
Boliden AB	94,034	1,806,831
Electrolux AB Class B	81,499	2,197,944
Hennes & Mauritz AB Class B	328,208	9,548,700
Hexagon AB Class B	85,303	3,079,796
Holmen AB Class B	18,110	576,685
Investor AB Class B	156,503	5,188,628
Kinnevik AB Class B	81,104	1,914,478
Millicom International Cellular SA SDR	20,692	1,257,731
Nordea Bank AB	1,108,719	9,277,819
Sandvik AB	379,545	3,751,684

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2016

Security	Shares	Value
Securitas AB Class B	110,185	$1,681,509
Skandinaviska Enskilda Banken AB Class A	588,694	5,068,659
Skanska AB Class B	137,881	2,854,383
SKF AB Class B	128,846	2,039,285
Svenska Cellulosa AB SCA Class B	220,655	7,005,582
Svenska Handelsbanken AB Class A	514,072	6,176,606
Swedbank AB Class A	353,881	7,338,498
Swedish Match AB	65,057	2,245,940
Tele2 AB Class B	108,844	944,855
Telefonaktiebolaget LM Ericsson Class B	1,045,972	7,937,965
Telia Co. AB	937,609	4,395,509
Volvo AB Class B	529,826	5,190,265

		108,862,275
SWITZERLAND — 14.84%
ABB Ltd. Registered	693,114	13,603,305
Actelion Ltd. Registered	34,953	5,855,399
Adecco Group AG Registered	59,876	3,004,863
Baloise Holding AG Registered	17,383	1,930,651
Cie. Financiere Richemont SA Class A Registered	180,395	10,508,537
Clariant AG Registered	99,222	1,673,391
Credit Suisse Group AG Registered	591,844	6,263,510
GAM Holding AG	56,790	603,343
Geberit AG Registered	12,990	4,906,919
Givaudan SA Registered	3,173	6,370,753
Julius Baer Group Ltd.	77,017	3,068,189
Kuehne + Nagel International AG Registered	19,476	2,722,882
LafargeHolcim Ltd. Registered	152,228	6,334,760
Lonza Group AG Registered	18,251	3,019,977
Nestle SA Registered	1,099,215	84,793,684
Novartis AG Registered	905,794	74,522,058
Roche Holding AG	242,191	63,667,743
Schindler Holding AG Participation Certificates	15,310	2,765,921
Schindler Holding AG Registered	7,111	1,292,710
SGS SA Registered	1,879	4,293,424
Sika AG Bearer	742	3,104,488

Security	Shares	Value
Swatch Group AG (The) Bearer	10,568	$3,069,949
Swatch Group AG (The) Registered	20,275	1,158,185
Swiss Life Holding AG Registered	10,997	2,527,436
Swiss Re AG	118,154	10,278,743
Swisscom AG Registered	8,719	4,320,120
Syngenta AG Registered	32,116	12,332,781
UBS Group AG	1,231,514	15,890,095
Zurich Insurance Group AG	51,491	12,653,403

		366,537,219
UNITED KINGDOM — 30.82%
3i Group PLC	333,873	2,443,610
Aberdeen Asset Management PLC	325,813	1,216,918
Aggreko PLC	87,668	1,497,747
Amec Foster Wheeler PLC	138,142	904,874
Anglo American PLC	478,010	4,644,919
Antofagasta PLC[b]	134,981	840,141
ARM Holdings PLC	485,066	7,333,814
Ashtead Group PLC	173,173	2,463,135
Associated British Foods PLC	122,344	4,446,910
AstraZeneca PLC	430,756	25,722,534
Aviva PLC	1,390,187	7,320,246
Babcock International Group PLC	172,421	2,084,804
BAE Systems PLC	1,085,483	7,603,627
Barclays PLC	5,362,332	9,935,355
Barratt Developments PLC	342,515	1,856,222
BHP Billiton PLC	729,445	9,193,452
BP PLC	6,286,243	36,819,717
British American Tobacco PLC	643,072	41,633,272
British Land Co. PLC (The)	351,366	2,851,116
BT Group PLC	3,023,046	16,568,954
Bunzl PLC	114,154	3,512,877
Burberry Group PLC	151,745	2,353,092
Capita PLC	230,338	2,962,151
Carnival PLC	74,050	3,276,571
Centrica PLC	1,884,602	5,681,103
Cobham PLC	582,124	1,224,082
Compass Group PLC	569,886	10,833,132
Daily Mail & General Trust PLC Class A NVS	99,369	792,370

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2016

Security	Shares	Value
DCC PLC	30,358	$2,672,363
Diageo PLC	864,900	24,124,080
Direct Line Insurance Group PLC	473,066	2,180,497
easyJet PLC	88,629	1,286,685
Experian PLC	333,091	6,287,298
FirstGroup PLC[a]	418,209	560,739
G4S PLC	526,759	1,287,930
GKN PLC	594,551	2,143,564
GlaxoSmithKline PLC	1,679,177	36,016,596
Glencore PLC	4,192,757	8,567,056
Hammerson PLC	269,346	1,937,132
Hays PLC	478,777	624,988
HSBC Holdings PLC	6,735,741	41,951,217
IMI PLC	92,196	1,191,804
Imperial Brands PLC	328,357	17,792,744
InterContinental Hotels Group PLC	71,058	2,615,084
Intertek Group PLC	55,271	2,570,504
ITV PLC	1,244,305	2,989,106
J Sainsbury PLC[b]	496,786	1,542,713
Johnson Matthey PLC	66,635	2,495,066
Kingfisher PLC	789,286	3,402,754
Ladbrokes PLC	330,454	492,994
Land Securities Group PLC	275,191	3,822,225
Legal & General Group PLC	2,029,962	5,174,937
Lloyds Banking Group PLC	20,119,176	14,539,608
London Stock Exchange Group PLC	106,716	3,610,673
Man Group PLC	595,744	921,424
Marks & Spencer Group PLC	567,133	2,416,203
National Grid PLC	1,353,385	19,828,889
Next PLC	51,814	3,414,762
Old Mutual PLC	1,494,935	4,002,854
Pearson PLC	280,644	3,627,845
Persimmon PLC	104,137	2,014,374
Petrofac Ltd.	89,640	929,887
Provident Financial PLC	50,325	1,547,313
Prudential PLC	881,270	14,808,488
Randgold Resources Ltd.	31,585	3,550,940
Reckitt Benckiser Group PLC	226,211	22,649,677
RELX PLC	388,754	7,150,885
Rentokil Initial PLC	622,469	1,607,649
Rio Tinto PLC	418,706	12,840,120

Security	Shares	Value
Rolls-Royce Holdings PLC	643,688	$6,122,331
Royal Bank of Scotland Group PLC[a]	1,084,803	2,488,483
Royal Dutch Shell PLC Class A	1,452,625	39,759,773
Royal Dutch Shell PLC Class B	1,291,877	35,610,354
RSA Insurance Group PLC	348,785	2,328,948
SABMiller PLC	340,484	19,890,450
Sage Group PLC (The)	383,442	3,308,738
Schroders PLC	38,677	1,218,132
Segro PLC	259,238	1,437,140
Severn Trent PLC	82,515	2,685,953
Shire PLC	310,730	19,277,967
Sky PLC	359,858	4,079,374
Smith & Nephew PLC	316,079	5,353,511
Smiths Group PLC	135,115	2,082,569
SSE PLC	350,841	7,288,327
Standard Chartered PLC	933,861	7,048,384
Standard Life PLC	677,291	2,658,262
Tate & Lyle PLC	159,780	1,427,875
Taylor Wimpey PLC	1,108,900	1,961,186
Tesco PLC[a]	2,763,831	6,462,012
Travis Perkins PLC	86,082	1,696,197
Tullow Oil PLC[a]	318,880	1,117,703
UBM PLC	133,237	1,141,693
Unilever PLC	443,034	21,196,552
United Utilities Group PLC	235,645	3,260,356
Vodafone Group PLC	9,149,089	27,842,740
Weir Group PLC (The)	72,699	1,400,422
Whitbread PLC	62,301	2,908,277
William Hill PLC	304,389	1,047,786
Wm Morrison Supermarkets PLC	800,088	2,004,351
Wolseley PLC	91,110	4,713,500
WPP PLC	459,854	9,540,654

		761,568,412

TOTAL COMMON STOCKS
(Cost: $3,029,351,195)		2,436,517,482

PREFERRED STOCKS — 0.83%

GERMANY — 0.75%
Bayerische Motoren Werke AG	18,868	1,196,476
Henkel AG & Co. KGaA	61,552	7,491,156
Porsche Automobil Holding SE	52,689	2,419,536
Volkswagen AG	62,038	7,464,153

		18,571,321

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2016

Security	Shares	Value
ITALY — 0.08%
Intesa Sanpaolo SpA	324,140	$575,805
Telecom Italia SpA/Milano	2,099,698	1,345,944

		1,921,749

TOTAL PREFERRED STOCKS
(Cost: $30,044,632)		20,493,070

RIGHTS — 0.01%

SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SAa	64,160	45,119
Repsol SAa	375,003	122,067

		167,186

TOTAL RIGHTS
(Cost: $171,843)		167,186

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	12,163,049	12,163,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	669,576	669,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	193,008	193,008

		13,025,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,025,633)		13,025,633

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $3,072,593,303)[g]		2,470,203,371
Other Assets, Less Liabilities — 0.02%		549,406

NET ASSETS — 100.00%		$2,470,752,777

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,143,635,056. Net unrealized depreciation was $673,431,685, of which $123,454,751 represented gross unrealized appreciation on securities and $796,886,436 represented gross unrealized depreciation on securities.

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,436,517,480	$—	$2	$2,436,517,482
Preferred stocks	20,493,070	—	—	20,493,070
Rights	167,186	—	—	167,186
Money market funds	13,025,633	—	—	13,025,633

Total	$2,470,203,369	$—	$2	$2,470,203,371

147

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.53%

AUSTRALIA — 0.66%
BHP Billiton Ltd.	558,153	$7,750,953
Westfield Corp.	332,073	2,633,336

		10,384,289
FRANCE — 5.77%
AXA SA	333,144	6,589,740
Carrefour SA	101,680	2,508,871
Cie. de Saint-Gobain	85,777	3,273,822
Engie SA	280,657	4,524,156
L’Oreal SA	42,869	8,191,550
LVMH Moet Hennessy Louis Vuitton SE	47,525	7,180,510
Orange SA	400,653	6,523,017
Sanofi	206,415	17,180,401
Schneider Electric SE	101,311	5,971,977
Societe Generale SA	140,139	4,391,940
Total SA	430,978	20,770,117
Vivendi SA	203,906	3,828,344

		90,934,445
GERMANY — 5.38%
Allianz SE Registered	79,455	11,280,968
BASF SE	159,587	12,169,397
Bayer AG Registered	143,831	14,381,007
Daimler AG Registered	172,993	10,285,820
Deutsche Bank AG Registered[a]	239,467	3,278,890
Deutsche Telekom AG Registered	557,145	9,457,708
E.ON SE	347,525	3,484,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	24,918	4,159,316
RWE AGa	83,529	1,316,782
Siemens AG Registered	138,806	14,157,694
Volkswagen AG	5,275	705,575

		84,677,939
JAPAN — 3.91%
Bridgestone Corp.	121,100	3,858,816
Canon Inc.	192,350	5,460,760
Honda Motor Co. Ltd.	315,300	7,906,319
Nissan Motor Co. Ltd.	450,000	4,026,270
Panasonic Corp.	406,400	3,489,993
Seven & I Holdings Co. Ltd.	140,220	5,851,270

Security	Shares	Value
Sony Corp.	222,000	$6,465,893
Toyota Motor Corp.	498,000	24,523,794

		61,583,115
NETHERLANDS — 1.64%
Aegon NV	254,105	996,511
ING Groep NV CVA	675,237	6,885,665
Koninklijke Philips NV	161,881	4,027,552
Unilever NV CVA	298,269	13,887,372

		25,797,100
SOUTH KOREA — 1.62%
Samsung Electronics Co. Ltd. GDR[b]	41,063	25,500,123

		25,500,123
SPAIN — 1.61%
Banco Bilbao Vizcaya Argentaria SA	1,126,773	6,339,053
Banco Santander SA	2,500,593	9,525,873
Repsol SA	180,297	2,285,433
Telefonica SA	766,510	7,204,145

		25,354,504
SWEDEN — 0.26%
Telefonaktiebolaget LM Ericsson Class B	528,783	4,012,977

		4,012,977
SWITZERLAND — 6.57%
ABB Ltd. Registered	348,216	6,834,213
Credit Suisse Group AG Registered	299,235	3,166,817
Nestle SA Registered	554,876	42,803,255
Novartis AG Registered	456,992	37,597,935
Swiss Re AG	59,063	5,138,154
UBS Group AG	619,603	7,994,672

		103,535,046
UNITED KINGDOM — 11.05%
Anglo American PLC	240,577	2,337,735
AstraZeneca PLC	217,344	12,978,667
Aviva PLC	701,641	3,694,600
Barclays PLC	2,732,186	5,062,208
BP PLC	3,176,834	18,607,319
Diageo PLC	435,691	12,152,439
GlaxoSmithKline PLC	847,126	18,169,970
HSBC Holdings PLC	3,408,906	21,231,183

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2016

Security	Shares	Value
National Grid PLC	681,968	$9,991,737
Prudential PLC	444,729	7,473,038
Rio Tinto PLC	210,956	6,469,218
Royal Dutch Shell PLC Class A	735,404	20,128,730
Royal Dutch Shell PLC Class B	651,563	17,960,215
Standard Chartered PLC	477,534	3,604,223
Vodafone Group PLC	4,645,252	14,136,549

		173,997,831
UNITED STATES — 61.06%
3M Co.	105,659	18,503,004
Alphabet Inc. Class Aa	51,144	35,981,338
Alphabet Inc. Class Ca	51,401	35,574,632
Aon PLC	45,770	4,999,457
Apple Inc.	953,781	91,181,464
Bristol-Myers Squibb Co.	291,204	21,418,054
Caterpillar Inc.	101,442	7,690,318
Chevron Corp.	328,624	34,449,654
Citigroup Inc.	512,796	21,737,422
Coca-Cola Co. (The)	677,488	30,710,531
Colgate-Palmolive Co.	155,237	11,363,348
Dow Chemical Co. (The)	195,412	9,713,931
EI du Pont de Nemours & Co.	151,948	9,846,230
EMC Corp./MA	339,695	9,229,513
Exxon Mobil Corp.	722,808	67,756,022
Ford Motor Co.	678,643	8,530,543
General Electric Co.	1,601,665	50,420,414
Goldman Sachs Group Inc. (The)	67,085	9,967,489
HP Inc.	297,473	3,733,286
Intel Corp.	821,190	26,935,032
International Business Machines Corp.	153,723	23,332,077
Johnson & Johnson	479,638	58,180,089
JPMorgan Chase & Co.	638,427	39,671,854
Kimberly-Clark Corp.	62,792	8,632,644
Marsh & McLennan Companies Inc.	90,587	6,201,586
McDonald’s Corp.	152,859	18,395,052
Merck & Co. Inc.	482,732	27,810,191
Microsoft Corp.	1,370,886	70,148,237
Morgan Stanley	262,577	6,821,751
NIKE Inc. Class B	231,469	12,777,089
PepsiCo Inc.	251,077	26,599,097
Pfizer Inc.	1,056,824	37,210,773

Security	Shares	Value
Philip Morris International Inc.	270,659	$27,531,434
Procter & Gamble Co. (The)	463,124	39,212,709
Texas Instruments Inc.	174,675	10,943,389
Twenty-First Century Fox Inc. Class A	190,256	5,146,425
United Technologies Corp.	135,194	13,864,145
Wal-Mart Stores Inc.	265,663	19,398,712

		961,618,936

TOTAL COMMON STOCKS
(Cost: $1,498,975,549)		1,567,396,305

RIGHTS — 0.00%

SPAIN — 0.00%
Repsol SAa	186,966	60,859

		60,859

TOTAL RIGHTS
(Cost: $60,853)		60,859

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	6,001,137	6,001,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	330,363	330,363
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	1,293,159	1,293,159

		7,624,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,624,659)		7,624,659

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $1,506,661,061)[f]	$1,575,081,823
Other Assets, Less Liabilities — (0.02)%	(276,485)

NET ASSETS — 100.00%	$1,574,805,338

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,563,109,886. Net unrealized appreciation was $11,971,937, of which $267,421,410 represented gross unrealized appreciation on securities and $255,449,473 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,567,396,305	$—	$—	$1,567,396,305
Rights	60,859	—	—	60,859
Money market funds	7,624,659	—	—	7,624,659

Total	$1,575,081,823	$—	$—	$1,575,081,823

150

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 91.39%

AUSTRIA — 5.39%
Verbund AGa	300,420	$4,241,981

		4,241,981
CANADA — 1.89%
Canadian Solar Inc.[a,b]	98,667	1,491,845

		1,491,845
CHINA — 29.26%
China Everbright International Ltd.[a]	3,553,000	3,938,644
China Longyuan Power Group Corp. Ltd.	5,400,000	4,468,706
China Singyes Solar Technologies Holdings Ltd.[a]	872,000	298,986
GCL-Poly Energy Holdings Ltd.[a]	25,560,000	3,327,632
Huaneng Renewables Corp. Ltd. Class H	9,038,000	2,994,046
JA Solar Holdings Co. Ltd. ADR[a,b]	99,180	679,383
JinkoSolar Holding Co. Ltd.[a,b]	49,860	1,016,147
Shunfeng International Clean Energy Ltd.[a,b]	7,020,000	913,927
Trina Solar Ltd. ADR[a,b]	206,280	1,596,607
Xinyi Solar Holdings Ltd.[a]	9,664,000	3,799,354

		23,033,432
DENMARK — 4.88%
Vestas Wind Systems A/S	56,830	3,839,979

		3,839,979
GERMANY — 6.54%
Nordex SEa,b	146,610	4,141,130
SMA Solar Technology AGa	20,430	1,003,194

		5,144,324
JAPAN — 3.89%
Electric Power Development Co. Ltd.	132,200	3,065,638

		3,065,638
NEW ZEALAND — 5.26%
Meridian Energy Ltd.	2,205,720	4,139,358

		4,139,358
NORWAY — 1.07%
REC Silicon ASA[a,b]	4,730,882	838,990

		838,990
PORTUGAL — 4.52%
EDP Renovaveis SA	471,870	3,554,237

		3,554,237

Security	Shares	Value
SPAIN — 5.16%
Gamesa Corp. Tecnologica SA	206,550	$4,060,411

		4,060,411
UNITED STATES — 23.53%
Covanta Holding Corp.	242,370	3,986,987
First Solar Inc.[a,b]	62,910	3,049,877
Pattern Energy Group Inc.[a]	133,560	3,067,873
Renewable Energy Group Inc.[a,b]	85,140	751,786
Solarcity Corp.[a,b]	140,580	3,364,079
SunPower Corp.[a,b]	128,700	1,993,563
TerraForm Global Inc. Class A	115,057	375,086
TerraForm Power Inc.	177,120	1,930,608

		18,519,859

TOTAL COMMON STOCKS
(Cost: $82,843,354)		71,930,054

PREFERRED STOCKS — 7.49%

BRAZIL — 7.49%
Cia. Energetica de Minas Gerais ADR	1,697,040	3,750,458
Cia. Paranaense de Energia Class B ADR	239,310	2,149,004

		5,899,462

TOTAL PREFERRED STOCKS
(Cost: $9,870,516)		5,899,462

RIGHTS — 0.01%

HONG KONG — 0.01%
China Singyes Solar Technologies Holdings Ltd.[a,b]	218,400	4,110

		4,110

TOTAL RIGHTS
(Cost: $0)		4,110

SHORT-TERM INVESTMENTS — 37.59%

MONEY MARKET FUNDS — 37.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	27,888,319	27,888,319
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,535,253	1,535,253

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	162,034	$162,034

		29,585,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,585,606)		29,585,606

TOTAL INVESTMENTS IN SECURITIES — 136.48%
(Cost: $122,299,476)[f]		107,419,232
Other Assets, Less Liabilities — (36.48)%		(28,711,126)

NET ASSETS — 100.00%		$78,708,106

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $126,637,058. Net unrealized depreciation was $19,217,826, of which $8,239,261 represented gross unrealized appreciation on securities and $27,457,087 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$71,930,054	$—	$—	$71,930,054
Preferred stocks	5,899,462	—	—	5,899,462
Rights	4,110	—	—	4,110
Money market funds	29,585,606	—	—	29,585,606

Total	$107,419,232	$—	$—	$107,419,232

152

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.47%

CANADA — 1.95%
Canadian Tire Corp. Ltd. Class A	4,984	$540,154
Dollarama Inc.	7,616	528,962
Gildan Activewear Inc.	16,296	474,814
Magna International Inc. Class A	25,592	893,661
Restaurant Brands International Inc.	15,568	644,681
Shaw Communications Inc. Class B	29,400	561,423
Thomson Reuters Corp.	23,729	955,043

		4,598,738
DENMARK — 0.45%
Pandora A/S	7,846	1,062,645

		1,062,645
FINLAND — 0.10%
Nokian Renkaat OYJ	7,000	249,086

		249,086
FRANCE — 5.09%
Accor SA	11,626	448,053
Christian Dior SE	3,374	542,760
Cie. Generale des Etablissements Michelin Class B	12,712	1,203,369
Hermes International	1,344	503,105
Kering	4,777	771,904
Lagardere SCA	7,840	171,148
LVMH Moet Hennessy Louis Vuitton SE	17,964	2,714,165
Peugeot SAa	31,864	382,843
Publicis Groupe SA	13,328	896,252
Renault SA	13,608	1,034,662
SES SA	23,296	502,344
Sodexo SA	6,496	698,291
Valeo SA	16,072	716,528
Vivendi SA	76,384	1,434,113

		12,019,537
GERMANY — 4.11%
adidas AG	13,832	1,973,846
Bayerische Motoren Werke AG	21,168	1,547,156
Continental AG	7,396	1,391,067
Daimler AG Registered	65,856	3,915,667
ProSiebenSat.1 Media SE Registered	13,944	607,483
Volkswagen AG	1,962	262,434

		9,697,653

Security	Shares	Value
HONG KONG — 0.57%
Galaxy Entertainment Group Ltd.[b]	224,000	$664,093
Sands China Ltd.[b]	201,600	674,343

		1,338,436
IRELAND — 0.24%
Paddy Power Betfair PLC	5,432	570,277

		570,277
ITALY — 0.52%
Ferrari NV	7,979	324,876
Fiat Chrysler Automobiles NVb	58,520	357,245
Luxottica Group SpA	9,016	437,112
Mediaset SpA	34,720	120,808

		1,240,041
JAPAN — 13.33%
Aisin Seiki Co. Ltd.	13,300	536,071
Bridgestone Corp.	44,800	1,427,539
Denso Corp.	34,400	1,199,423
Dentsu Inc.	16,800	781,129
Fast Retailing Co. Ltd.	4,200	1,117,653
Fuji Heavy Industries Ltd.	44,800	1,518,807
Honda Motor Co. Ltd.	118,100	2,961,422
Isuzu Motors Ltd.	44,800	545,207
Mazda Motor Corp.	39,200	519,279
Nikon Corp.[b]	28,000	378,282
Nissan Motor Co. Ltd.	173,600	1,553,245
Nitori Holdings Co. Ltd.	5,600	673,594
Oriental Land Co. Ltd./Japan	15,300	987,886
Panasonic Corp.	151,200	1,298,442
Rakuten Inc.	61,600	661,994
Sekisui House Ltd.	44,800	777,089
Shimano Inc.	5,600	847,724
Sony Corp.	80,000	2,330,052
Sumitomo Electric Industries Ltd.	57,200	747,408
Suzuki Motor Corp.	33,600	901,819
Toyota Industries Corp.	13,600	534,906
Toyota Motor Corp.	186,600	9,189,036

		31,488,007
MEXICO — 0.37%
Grupo Televisa SAB	168,000	868,991

		868,991
NETHERLANDS — 0.98%
Altice NV Class Aa,b	22,176	332,099

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2016

Security	Shares	Value
RELX NV	67,312	$1,167,319
Wolters Kluwer NV	19,992	812,001

		2,311,419
SOUTH KOREA — 0.19%
Hyundai Motor Co. GDR	7,549	444,020

		444,020
SPAIN — 1.03%
Industria de Diseno Textil SA	73,584	2,445,086

		2,445,086
SWEDEN — 0.97%
Electrolux AB Class B	15,960	430,425
Hennes & Mauritz AB Class B	63,616	1,850,808

		2,281,233
SWITZERLAND — 1.17%
Cie. Financiere Richemont SA Class A Registered	33,992	1,980,134
Swatch Group AG (The) Bearer[b]	2,072	601,905
Swatch Group AG (The) Registered	3,304	188,737

		2,770,776
UNITED KINGDOM — 5.61%
Barratt Developments PLC	64,184	347,838
Burberry Group PLC	27,440	425,509
Carnival PLC	14,392	636,818
Compass Group PLC	108,360	2,059,847
Daily Mail & General Trust PLC Class A NVS	19,208	153,165
GKN PLC	117,592	423,960
InterContinental Hotels Group PLC	13,209	486,119
ITV PLC	234,192	562,583
Kingfisher PLC	151,648	653,782
Ladbrokes PLC	66,808	99,669
Marks & Spencer Group PLC	108,808	463,564
Next PLC	9,795	645,532
Pearson PLC	52,248	675,402
Persimmon PLC	20,216	391,048
RELX PLC	73,304	1,348,381
Sky PLC	68,656	778,289
Taylor Wimpey PLC	209,272	370,116
UBM PLC	23,813	204,051
Whitbread PLC	11,928	556,812
William Hill PLC	56,896	195,851

Security	Shares	Value
WPP PLC	85,321	$1,770,166

		13,248,502
UNITED STATES — 61.79%
Advance Auto Parts Inc.	4,816	778,410
Amazon.com Inc.[a]	25,200	18,033,624
AutoNation Inc.[a]	4,592	215,732
AutoZone Inc.[a]	2,072	1,644,836
Bed Bath & Beyond Inc.	9,912	428,397
Best Buy Co. Inc.	18,536	567,202
BorgWarner Inc.	14,504	428,158
CarMax Inc.[a,b]	12,600	617,778
Carnival Corp.	28,398	1,255,192
CBS Corp. Class B NVS	26,878	1,463,238
Chipotle Mexican Grill Inc.[a,b]	1,930	777,327
Coach Inc.	17,920	730,061
Comcast Corp. Class A	158,404	10,326,357
Darden Restaurants Inc.	7,728	489,492
Delphi Automotive PLC	17,976	1,125,298
Discovery Communications Inc. Class Aa,b	11,312	285,402
Discovery Communications Inc. Class C NVS[a,b]	13,104	312,530
Dollar General Corp.	18,760	1,763,440
Dollar Tree Inc.[a]	15,288	1,440,741
DR Horton Inc.	20,608	648,740
Expedia Inc.	7,504	797,675
Foot Locker Inc.	9,016	494,618
Ford Motor Co.	258,944	3,254,926
Gap Inc. (The)	15,344	325,600
Garmin Ltd.	7,168	304,067
General Motors Co.	92,792	2,626,014
Genuine Parts Co.	10,106	1,023,232
Goodyear Tire & Rubber Co. (The)	18,368	471,323
H&R Block Inc.	15,344	352,912
Hanesbrands Inc.	24,584	617,796
Harley-Davidson Inc.	12,376	560,633
Harman International Industries Inc.	4,256	305,666
Hasbro Inc.	7,504	630,261
Home Depot Inc. (The)	81,424	10,397,031
Interpublic Group of Companies Inc. (The)	25,368	586,001
Johnson Controls Inc.	43,680	1,933,277
Kohl’s Corp.	11,704	443,816

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2016

Security	Shares	Value
L Brands Inc.	16,688	$1,120,265
Leggett & Platt Inc.	9,240	472,256
Lennar Corp. Class A	11,256	518,902
LKQ Corp.[a]	19,992	633,746
Lowe’s Companies Inc.	57,960	4,588,693
Macy’s Inc.	20,104	675,695
Marriott International Inc./MD Class A	12,152	807,622
Mattel Inc.	22,512	704,400
McDonald’s Corp.	57,909	6,968,769
Michael Kors Holdings Ltd.[a]	11,536	570,801
Mohawk Industries Inc.[a]	3,976	754,486
Netflix Inc.[a,b]	28,000	2,561,440
Newell Brands Inc.	29,183	1,417,418
News Corp. Class A	24,584	279,028
News Corp. Class B	5,014	58,513
NIKE Inc. Class B	86,912	4,797,542
Nordstrom Inc.	8,288	315,358
O’Reilly Automotive Inc.[a,b]	6,384	1,730,702
Omnicom Group Inc.	15,568	1,268,636
Priceline Group Inc. (The)[a]	3,248	4,054,836
PulteGroup Inc.	19,320	376,547
PVH Corp.	5,208	490,750
Ralph Lauren Corp.	3,752	336,254
Ross Stores Inc.	26,656	1,511,129
Royal Caribbean Cruises Ltd.	10,696	718,236
Scripps Networks Interactive Inc. Class A	6,160	383,583
Signet Jewelers Ltd.	5,096	419,961
Staples Inc.	42,280	364,454
Starbucks Corp.	95,284	5,442,622
Starwood Hotels & Resorts Worldwide Inc.	10,976	811,675
Target Corp.	38,808	2,709,575
TEGNA Inc.	13,272	307,512
Tiffany & Co.	7,112	431,272
Time Warner Inc.	51,296	3,772,308
TJX Companies Inc. (The)	44,020	3,399,665
Tractor Supply Co.	8,736	796,548
TripAdvisor Inc.[a,b]	7,168	460,902
Twenty-First Century Fox Inc. Class A	73,789	1,995,992
Twenty-First Century Fox Inc. Class B	25,090	683,703
Ulta Salon Cosmetics & Fragrance Inc.[a]	4,094	997,462
Under Armour Inc. Class Aa,b	11,368	456,198
Under Armour Inc. Class Ca	11,900	433,160
Urban Outfitters Inc.[a,b]	5,768	158,620

Security	Shares	Value
VF Corp.	21,638	$1,330,521
Viacom Inc. Class B NVS	22,120	917,316
Walt Disney Co. (The)	97,384	9,526,103
Whirlpool Corp.	4,872	811,870
Wyndham Worldwide Corp.	7,168	510,577
Wynn Resorts Ltd.	5,264	477,129
Yum! Brands Inc.	26,186	2,171,343

		145,958,898

TOTAL COMMON STOCKS (Cost: $269,805,184)		232,593,345

PREFERRED STOCKS — 1.24%

GERMANY — 0.88%
Bayerische Motoren Werke AG	3,416	216,619
Porsche Automobil Holding SE	9,968	457,741
Volkswagen AG	11,648	1,401,439

		2,075,799
SOUTH KOREA — 0.36%
Hyundai Motor Co. GDR[b,c]	20,904	845,567

		845,567

TOTAL PREFERRED STOCKS (Cost: $5,067,324)		2,921,366

SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	432,702	432,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	7,860,152	7,860,152
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	671,823	671,823

		8,964,677

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,964,677)		8,964,677

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.50% (Cost: $283,837,185)[g]	$244,479,388
Other Assets, Less Liabilities — (3.50)%	(8,265,611)

NET ASSETS — 100.00%	$236,213,777

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $284,471,437. Net unrealized depreciation was $39,992,049, of which $7,881,469 represented gross unrealized appreciation on securities and $47,873,518 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$232,149,325	$444,020	$—	$232,593,345
Preferred stocks	2,921,366	—	—	2,921,366
Money market funds	8,964,677	—	—	8,964,677

Total	$244,035,368	$444,020	$—	$244,479,388

156

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.01%

AUSTRALIA — 1.70%
Coca-Cola Amatil Ltd.	150,903	$924,742
Wesfarmers Ltd.	216,943	6,477,584
Woolworths Ltd.	246,600	3,835,787

		11,238,113
BELGIUM — 3.43%
Anheuser-Busch InBev SA/NV	152,150	19,878,040
Colruyt SA	12,820	706,066
Delhaize Group	19,137	2,009,730

		22,593,836
BRAZIL — 0.99%
Ambev SA ADR	821,618	4,855,763
BRF SA ADR	121,397	1,691,060

		6,546,823
CANADA — 1.40%
Alimentation Couche-Tard Inc. Class B	77,516	3,311,456
George Weston Ltd.	8,864	763,135
Loblaw Companies Ltd.	40,448	2,152,431
Metro Inc.	46,268	1,603,544
Saputo Inc.	48,436	1,431,038

		9,261,604
CHILE — 0.12%
Cencosud SA ADR[a]	90,325	808,409

		808,409
DENMARK — 0.29%
Carlsberg A/S Class B	20,066	1,901,188

		1,901,188
FRANCE — 3.69%
Carrefour SA	105,517	2,603,546
Casino Guichard Perrachon SA	10,752	599,874
Danone SA	113,844	8,019,775
L’Oreal SA	46,255	8,838,558
Pernod Ricard SA	38,266	4,255,410

		24,317,163
GERMANY — 0.39%
Beiersdorf AG	18,160	1,712,642
METRO AGa	28,952	883,551

		2,596,193
IRELAND — 0.39%
Kerry Group PLC Class A	28,561	2,533,944

		2,533,944

Security	Shares	Value
JAPAN — 6.53%
Aeon Co. Ltd.	164,117	$2,537,182
Ajinomoto Co. Inc.	109,700	2,572,748
Asahi Group Holdings Ltd.	91,798	2,958,224
Japan Tobacco Inc.	216,300	8,650,735
Kao Corp.	98,700	5,704,185
Kirin Holdings Co. Ltd.	179,496	3,014,637
Lawson Inc.	13,400	1,067,141
MEIJI Holdings Co. Ltd.	29,300	2,978,838
NH Foods Ltd.	41,000	996,325
Nissin Foods Holdings Co. Ltd.	17,500	953,553
Seven & I Holdings Co. Ltd.	146,537	6,114,874
Shiseido Co. Ltd.	79,200	2,035,777
Unicharm Corp.	86,300	1,922,171
Yakult Honsha Co. Ltd.	31,120	1,601,653

		43,108,043
MEXICO — 0.97%
Fomento Economico Mexicano SAB de CV	433,809	3,978,038
Wal-Mart de Mexico SAB de CV	1,024,310	2,437,901

		6,415,939
NETHERLANDS — 3.56%
Heineken Holding NV	16,959	1,378,378
Heineken NV	40,541	3,727,878
Koninklijke Ahold NV	155,216	3,431,499
Unilever NV CVA	320,844	14,938,461

		23,476,216
NORWAY — 0.23%
Orkla ASA	173,478	1,531,002

		1,531,002
SPAIN — 0.10%
Distribuidora Internacional de Alimentacion SAa	116,173	671,382

		671,382
SWEDEN — 0.79%
Svenska Cellulosa AB SCA Class B	121,561	3,859,444
Swedish Match AB	39,555	1,365,543

		5,224,987
SWITZERLAND — 6.92%
Nestle SA Registered	591,633	45,638,698

		45,638,698

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2016

Security	Shares	Value
UNITED KINGDOM — 13.33%
Associated British Foods PLC	62,492	$2,271,434
British American Tobacco PLC	346,507	22,433,289
Diageo PLC	461,045	12,859,621
Imperial Brands PLC	179,093	9,704,547
J Sainsbury PLC[a]	243,444	755,988
Reckitt Benckiser Group PLC	123,785	12,394,137
SABMiller PLC	182,165	10,641,745
Tate & Lyle PLC	89,297	798,003
Tesco PLC[b]	1,482,788	3,466,852
Unilever PLC	241,792	11,568,315
Wm Morrison Supermarkets PLC	430,755	1,079,112

		87,973,043
UNITED STATES — 54.18%
Altria Group Inc.	365,843	25,228,533
Archer-Daniels-Midland Co.	109,164	4,682,044
Brown-Forman Corp. Class B	18,407	1,836,282
Campbell Soup Co.	36,011	2,395,812
Church & Dwight Co. Inc.	25,219	2,594,783
Clorox Co. (The)	25,352	3,508,463
Coca-Cola Co. (The)	721,359	32,699,204
Colgate-Palmolive Co.	165,795	12,136,194
ConAgra Foods Inc.	81,314	3,887,622
Constellation Brands Inc. Class A	33,298	5,507,489
Costco Wholesale Corp.	80,811	12,690,559
CVS Health Corp.	198,280	18,983,327
Dr Pepper Snapple Group Inc.	35,853	3,464,475
Estee Lauder Companies Inc. (The) Class A	41,314	3,760,400
General Mills Inc.	111,168	7,928,502
Hershey Co. (The)	26,609	3,019,855
Hormel Foods Corp.	51,298	1,877,507
JM Smucker Co. (The)	22,129	3,372,681
Kellogg Co.	47,965	3,916,342
Kimberly-Clark Corp.	67,555	9,287,461
Kraft Heinz Co. (The)	110,216	9,751,912
Kroger Co. (The)	175,796	6,467,535
McCormick & Co. Inc./MD	22,452	2,394,955
Mead Johnson Nutrition Co.	34,327	3,115,175
Molson Coors Brewing Co. Class B	34,243	3,462,995
Mondelez International Inc. Class A	287,912	13,102,875
Monster Beverage Corp.[b]	26,343	4,233,584
PepsiCo Inc.	267,142	28,301,024

Security	Shares	Value
Philip Morris International Inc.	288,637	$29,360,156
Procter & Gamble Co. (The)	492,824	41,727,408
Reynolds American Inc.	155,103	8,364,705
Sysco Corp.	98,540	4,999,920
Tyson Foods Inc. Class A	56,349	3,763,550
Wal-Mart Stores Inc.	281,858	20,581,271
Walgreens Boots Alliance Inc.	158,920	13,233,268
Whole Foods Market Inc.	59,179	1,894,912

		357,532,780

TOTAL COMMON STOCKS (Cost: $539,546,240)		653,369,363

PREFERRED STOCKS — 0.63%

GERMANY — 0.63%
Henkel AG & Co. KGaA	33,854	4,120,185

		4,120,185

TOTAL PREFERRED STOCKS (Cost: $3,184,042)		4,120,185

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	2,284,556	2,284,556
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	125,765	125,765
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	776,665	776,665

		3,186,986

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,186,986)		3,186,986

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $545,917,268)[f]	$660,676,534
Other Assets, Less Liabilities — (0.12)%	(785,231)

NET ASSETS — 100.00%	$659,891,303

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $548,591,900. Net unrealized appreciation was $112,084,634, of which $134,776,076 represented gross unrealized appreciation on securities and $22,691,442 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$653,369,363	$—	$—	$653,369,363
Preferred stocks	4,120,185	—	—	4,120,185
Money market funds	3,186,986	—	—	3,186,986

Total	$660,676,534	$—	$—	$660,676,534

159

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.32%

AUSTRALIA — 1.75%
Caltex Australia Ltd.	128,662	$3,056,075
Oil Search Ltd.	567,447	2,818,215
Origin Energy Ltd.	840,220	3,597,360
Santos Ltd.	757,394	2,616,754
Woodside Petroleum Ltd.	350,594	7,006,643

		19,095,047
AUSTRIA — 0.18%
OMV AG	71,454	2,001,611

		2,001,611
BRAZIL — 0.90%
Petroleo Brasileiro SA ADR[a,b]	726,099	5,198,869
Ultrapar Participacoes SA ADR[a]	210,477	4,632,599

		9,831,468
CANADA — 9.60%
ARC Resources Ltd.	168,434	2,867,541
Cameco Corp.	195,049	2,131,166
Canadian Natural Resources Ltd.	526,396	16,156,268
Cenovus Energy Inc.	400,259	5,507,529
Crescent Point Energy Corp.	243,096	3,820,428
Enbridge Inc.	447,699	18,866,995
Encana Corp.	406,191	3,143,312
Husky Energy Inc.	145,493	1,766,709
Imperial Oil Ltd.	125,834	3,960,956
Inter Pipeline Ltd.	162,568	3,429,863
Pembina Pipeline Corp.	189,473	5,727,813
Suncor Energy Inc.	800,974	22,104,341
TransCanada Corp.	339,164	15,267,211

		104,750,132
CHINA — 2.34%
China Petroleum & Chemical Corp. Class H	12,330,400	8,900,578
CNOOC Ltd.	7,768,000	9,632,462
PetroChina Co. Ltd. Class H	10,222,000	6,970,190

		25,503,230
COLOMBIA — 0.12%
Ecopetrol SA ADR	141,749	1,355,120

		1,355,120
FRANCE — 5.56%
Technip SA	58,483	3,171,591

Security	Shares	Value
Total SA	1,192,920	$57,490,376

		60,661,967
ITALY — 2.31%
Eni SpA	1,290,430	20,815,907
Saipem SpA[a,b]	2,830,285	1,127,233
Tenaris SA	225,948	3,265,729

		25,208,869
JAPAN — 0.81%
INPEX Corp.	525,800	4,066,378
JX Holdings Inc.	1,213,120	4,714,601

		8,780,979
NORWAY — 0.92%
Statoil ASA	509,152	8,767,835
Subsea 7 SAa,b	127,978	1,243,388

		10,011,223
PORTUGAL — 0.24%
Galp Energia SGPS SA	192,075	2,667,320

		2,667,320
SPAIN — 0.58%
Repsol SA	497,885	6,311,157

		6,311,157
UNITED KINGDOM — 14.70%
Amec Foster Wheeler PLC	191,052	1,251,452
BP PLC	8,753,121	51,268,690
Petrofac Ltd.	123,900	1,285,285
Royal Dutch Shell PLC Class A	2,022,975	55,370,812
Royal Dutch Shell PLC Class B	1,798,690	49,580,563
Tullow Oil PLC[b]	436,186	1,528,871

		160,285,673
UNITED STATES — 59.31%
Anadarko Petroleum Corp.	245,251	13,059,616
Apache Corp.	181,970	10,130,270
Baker Hughes Inc.	211,799	9,558,489
Cabot Oil & Gas Corp.	222,285	5,721,616
Chesapeake Energy Corp.[b]	284,519	1,217,741
Chevron Corp.	905,475	94,920,944
Cimarex Energy Co.	45,418	5,419,276
Columbia Pipeline Group Inc.	192,180	4,898,668
Concho Resources Inc.[b]	62,355	7,437,081
ConocoPhillips	595,418	25,960,225
Devon Energy Corp.	251,966	9,133,768

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2016

Security	Shares	Value
Diamond Offshore Drilling Inc.	31,164	$758,220
EOG Resources Inc.	264,575	22,070,846
EQT Corp.	82,712	6,404,390
Exxon Mobil Corp.	1,992,395	186,767,107
FMC Technologies Inc.[b]	108,890	2,904,096
Halliburton Co.	412,797	18,695,576
Helmerich & Payne Inc.	51,949	3,487,336
Hess Corp.	126,023	7,573,982
Kinder Morgan Inc./DE	880,149	16,476,389
Marathon Oil Corp.	405,691	6,089,422
Marathon Petroleum Corp.	254,286	9,652,697
Murphy Oil Corp.	77,389	2,457,101
National Oilwell Varco Inc.	181,399	6,104,076
Newfield Exploration Co.[b]	94,442	4,172,448
Noble Energy Inc.	205,196	7,360,381
Occidental Petroleum Corp.	368,557	27,848,167
ONEOK Inc.	100,401	4,764,027
Phillips 66	225,095	17,859,037
Pioneer Natural Resources Co.	78,671	11,895,842
Range Resources Corp.	81,543	3,517,765
Schlumberger Ltd.	668,097	52,833,111
Southwestern Energy Co.[b]	224,752	2,827,380
Spectra Energy Corp.	328,941	12,049,109
Tesoro Corp.	58,004	4,345,660
Transocean Ltd.[a]	164,658	1,957,784
Valero Energy Corp.	225,900	11,520,900
Williams Companies Inc. (The)	327,095	7,075,065

		646,925,608

TOTAL COMMON STOCKS (Cost: $1,259,167,206)		1,083,389,404

PREFERRED STOCKS — 0.52%

BRAZIL — 0.52%
Petroleo Brasileiro SA ADR[b]	981,965	5,705,217

		5,705,217

TOTAL PREFERRED STOCKS (Cost: $20,864,456)		5,705,217

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	529,039	172,206

		172,206

Security	Shares	Value
TOTAL RIGHTS (Cost: $172,190)		$172,206

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	7,690,909	7,690,909
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	423,385	423,385
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	311,169	311,169

		8,425,463

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,425,463)		8,425,463

TOTAL INVESTMENTS IN SECURITIES — 100.63% (Cost: $1,288,629,315)[f]		1,097,692,290
Other Assets, Less Liabilities — (0.63)%		(6,917,172)

NET ASSETS — 100.00%		$1,090,775,118

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,329,350,374. Net unrealized depreciation was $231,658,084, of which $35,237,735 represented gross unrealized appreciation on securities and $266,895,819 represented gross unrealized depreciation on securities.

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,083,389,404	$—	$—	$1,083,389,404
Preferred stocks	5,705,217	—	—	5,705,217
Rights	172,206	—	—	172,206
Money market funds	8,425,463	—	—	8,425,463

Total	$1,097,692,290	$—	$—	$1,097,692,290

162

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.34%

AUSTRALIA — 7.36%
AMP Ltd.	106,176	$407,943
ASX Ltd.	6,888	234,694
Australia & New Zealand Banking Group Ltd.	99,540	1,787,714
Commonwealth Bank of Australia	58,296	3,228,193
Dexus Property Group	34,272	230,181
Goodman Group	55,020	291,282
GPT Group (The)	63,588	256,151
Insurance Australia Group Ltd.	85,428	346,673
LendLease Group	18,984	178,107
Macquarie Group Ltd.	11,760	603,322
Medibank Pvt Ltd.	95,172	209,052
Mirvac Group	135,828	204,298
National Australia Bank Ltd.	90,048	1,705,075
QBE Insurance Group Ltd.	48,216	374,454
Scentre Group	184,212	674,848
Stockland	85,932	301,369
Suncorp Group Ltd.	45,360	411,380
Vicinity Centres	117,012	289,262
Westfield Corp.	64,848	514,244
Westpac Banking Corp.	113,148	2,476,950

		14,725,192
AUSTRIA — 0.11%
Erste Group Bank AG	10,080	227,439

		227,439
BELGIUM — 0.49%
Ageas	6,720	231,321
Groupe Bruxelles Lambert SA	2,436	198,803
KBC Group NVa	11,340	553,311

		983,435
BRAZIL — 0.14%
Banco do Brasil SA ADR	51,600	272,964

		272,964
CANADA — 6.66%
Bank of Montreal	22,176	1,399,340
Bank of Nova Scotia (The)	40,992	1,998,309
Brookfield Asset Management Inc. Class A	29,568	973,078
Canadian Imperial Bank of Commerce/Canada	13,524	1,010,525

Security	Shares	Value
Manulife Financial Corp.	67,368	$916,603
National Bank of Canada	11,424	388,717
Power Corp. of Canada	12,768	270,363
Royal Bank of Canada	50,820	2,987,294
Sun Life Financial Inc.	21,000	686,255
Toronto-Dominion Bank (The)	63,504	2,712,868

		13,343,352
CHILE — 0.15%
Banco de Chile ADR	2,458	157,656
Banco Santander Chile ADR	7,728	149,692

		307,348
CHINA — 2.54%
China Construction Bank Corp. Class H	3,444,720	2,273,406
China Life Insurance Co. Ltd. Class H	252,000	539,864
Industrial & Commercial Bank of China Ltd. Class H	2,772,000	1,532,864
Ping An Insurance Group Co. of China Ltd. Class H	168,000	739,525

		5,085,659
COLOMBIA — 0.09%
Bancolombia SA ADR	5,376	187,730

		187,730
DENMARK — 0.34%
Danske Bank A/S	25,956	679,830

		679,830
FINLAND — 0.34%
Sampo OYJ Class A	16,632	674,976

		674,976
FRANCE — 2.61%
AXA SA	65,604	1,297,677
BNP Paribas SA	36,120	1,595,269
Credit Agricole SA	39,816	334,406
Klepierre	5,964	264,034
Societe Generale SA	27,552	863,476
Unibail-Rodamco SE	3,344	868,013

		5,222,875
GERMANY — 2.70%
Allianz SE Registered	15,624	2,218,285
Commerzbank AG	36,036	233,159
Deutsche Bank AG Registered[a]	47,208	646,393

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2016

Security	Shares	Value
Deutsche Boerse AG	6,720	$549,019
Deutsche Wohnen AG Bearer	11,424	387,408
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	4,956	827,256
Vonovia SE	14,868	540,951

		5,402,471
HONG KONG — 2.77%
AIA Group Ltd.	420,000	2,509,297
BOC Hong Kong Holdings Ltd.	126,000	376,801
Cheung Kong Property Holdings Ltd.	84,500	527,175
Hang Seng Bank Ltd.	25,200	429,747
Hong Kong Exchanges and Clearing Ltd.	39,300	950,339
Sun Hung Kai Properties Ltd.[b]	62,000	743,637

		5,536,996
IRELAND — 0.10%
Bank of Ireland[a]	964,320	198,192
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		198,193
ITALY — 1.10%
Assicurazioni Generali SpA	45,696	535,581
Banca Monte dei Paschi di Siena SpA[a,b]	100,548	42,358
Banco Popolare SCb	28,650	68,241
Intesa Sanpaolo SpA	487,368	921,533
Mediobanca SpA	19,236	110,163
UniCredit SpA	202,356	442,870
Unione di Banche Italiane SpA	32,004	87,963

		2,208,709
JAPAN — 6.04%
Dai-ichi Life Insurance Co. Ltd. (The)	42,000	461,390
Daiwa House Industry Co. Ltd.	25,200	732,492
Daiwa Securities Group Inc.	84,000	440,101
Mitsubishi Estate Co. Ltd.	48,000	876,343
Mitsubishi UFJ Financial Group Inc.	487,200	2,165,070
Mitsui Fudosan Co. Ltd.	34,000	772,697
Mizuho Financial Group Inc.	826,900	1,195,334
MS&AD Insurance Group Holdings Inc.	17,800	454,847
Nomura Holdings Inc.	123,900	441,059
ORIX Corp.	42,000	535,491
Resona Holdings Inc.	75,600	274,132
Shinsei Bank Ltd.	84,000	121,181
Sompo Japan Nipponkoa Holdings Inc.	16,800	441,903

Security	Shares	Value
Sumitomo Mitsui Financial Group Inc.	50,400	$1,437,473
Sumitomo Mitsui Trust Holdings Inc.	133,270	428,428
Sumitomo Realty & Development Co. Ltd.	18,000	483,293
Tokio Marine Holdings Inc.	25,200	827,063

		12,088,297
MEXICO — 0.41%
Fibra Uno Administracion SA de CV	109,200	230,010
Grupo Elektra SAB de CV	2,521	34,936
Grupo Financiero Banorte SAB de CV	100,800	560,132

		825,078
NETHERLANDS — 0.77%
Aegon NV	49,896	195,675
ING Groep NV CVA	131,376	1,339,694

		1,535,369
NORWAY — 0.19%
DNB ASA	31,752	376,981

		376,981
PERU — 0.18%
Credicorp Ltd.	2,352	362,984

		362,984
SINGAPORE — 1.01%
DBS Group Holdings Ltd.[b]	58,800	688,526
Oversea-Chinese Banking Corp. Ltd.	100,800	650,830
United Overseas Bank Ltd.[b]	50,400	689,775

		2,029,131
SOUTH KOREA — 0.41%
KB Financial Group Inc. ADR	12,889	366,821
Shinhan Financial Group Co. Ltd. ADR	13,595	445,100

		811,921
SPAIN — 1.90%
Banco Bilbao Vizcaya Argentaria SA	221,612	1,246,756
Banco de Sabadell SA	179,498	235,108
Banco Popular Espanol SAb	137,330	175,604
Banco Santander SA	487,536	1,857,242
Bankia SA	150,948	108,331
CaixaBank SA	84,784	185,273

		3,808,314
SWEDEN — 1.73%
Investor AB Class B	16,212	537,485

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2016

Security	Shares	Value
Kinnevik AB Class B	8,148	$192,335
Nordea Bank AB	109,452	915,900
Skandinaviska Enskilda Banken AB Class A	58,212	501,206
Svenska Handelsbanken AB Class A	50,568	607,578
Swedbank AB Class A	34,524	715,931

		3,470,435
SWITZERLAND — 2.64%
Baloise Holding AG Registered	1,680	186,590
Credit Suisse Group AG Registered	58,800	622,283
GAM Holding AG	5,712	60,685
Julius Baer Group Ltd.	7,476	297,827
Swiss Life Holding AG Registered	1,092	250,974
Swiss Re AG	11,844	1,030,362
UBS Group AG	121,800	1,571,573
Zurich Insurance Group AG	5,124	1,259,172

		5,279,466
UNITED KINGDOM — 6.70%
3i Group PLC	33,002	241,541
Aberdeen Asset Management PLC	32,760	122,359
Aviva PLC	138,516	729,378
Barclays PLC	532,560	986,730
British Land Co. PLC (The)	34,104	276,733
Direct Line Insurance Group PLC	48,972	225,726
Hammerson PLC	25,452	183,050
HSBC Holdings PLC	667,212	4,155,497
Land Securities Group PLC	26,880	373,346
Legal & General Group PLC	200,340	510,722
Lloyds Banking Group PLC	1,993,152	1,440,399
London Stock Exchange Group PLC	10,752	363,788
Man Group PLC	63,336	97,960
Old Mutual PLC	147,924	396,083
Provident Financial PLC	5,124	157,545
Prudential PLC	86,520	1,453,845
Royal Bank of Scotland Group PLC[a]	109,032	250,114
RSA Insurance Group PLC	34,608	231,089
Schroders PLC	3,948	124,342
Segro PLC	23,436	129,922
Standard Chartered PLC	93,364	704,672
Standard Life PLC	67,014	263,020

		13,417,861
UNITED STATES — 48.86%
Affiliated Managers Group Inc.[a]	1,764	248,318

Security	Shares	Value
Aflac Inc.	14,364	$1,036,506
Allstate Corp. (The)	13,104	916,625
American Express Co.	27,888	1,694,475
American International Group Inc.	38,388	2,030,341
American Tower Corp.	14,280	1,622,351
Ameriprise Financial Inc.	5,712	513,223
Aon PLC	9,072	990,935
Apartment Investment & Management Co. Class A	5,292	233,695
Arthur J Gallagher & Co.	6,290	299,404
Assurant Inc.	2,100	181,251
AvalonBay Communities Inc.	4,704	848,555
Bank of America Corp.	349,692	4,640,413
Bank of New York Mellon Corp. (The)	36,876	1,432,633
BB&T Corp.	27,720	987,109
Berkshire Hathaway Inc. Class Ba	64,260	9,304,205
BlackRock Inc.[c]	4,284	1,467,399
Boston Properties Inc.	5,124	675,856
Capital One Financial Corp.	17,640	1,120,316
CBRE Group Inc. Class Aa	9,828	260,245
Charles Schwab Corp. (The)	40,740	1,031,129
Chubb Ltd.	15,792	2,064,172
Cincinnati Financial Corp.	5,292	396,318
Citigroup Inc.	99,708	4,226,622
Citizens Financial Group Inc.	17,724	354,126
CME Group Inc./IL	11,928	1,161,787
Comerica Inc.	5,796	238,389
Crown Castle International Corp.	11,424	1,158,736
Digital Realty Trust Inc.[b]	4,974	542,116
Discover Financial Services	14,280	765,265
E*TRADE Financial Corp.[a]	9,828	230,860
Equinix Inc.	2,352	911,941
Equity Residential	12,516	862,102
Essex Property Trust Inc.	2,352	536,468
Extra Space Storage Inc.	4,246	392,925
Federal Realty Investment Trust	2,520	417,186
Fifth Third Bancorp.	25,872	455,088
Franklin Resources Inc.	12,936	431,674
General Growth Properties Inc.	19,656	586,142
Goldman Sachs Group Inc. (The)	13,272	1,971,954
Hartford Financial Services Group Inc. (The)	13,692	607,651
HCP Inc.	15,876	561,693

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2016

Security	Shares	Value
Host Hotels & Resorts Inc.	25,956	$420,747
Huntington Bancshares Inc./OH	26,376	235,801
Intercontinental Exchange Inc.	4,116	1,053,531
Invesco Ltd.	14,364	366,857
Iron Mountain Inc.	8,148	324,535
JPMorgan Chase & Co.	124,404	7,730,465
KeyCorp	27,804	307,234
Kimco Realty Corp.	14,196	445,470
Legg Mason Inc.	4,032	118,904
Leucadia National Corp.	11,508	199,434
Lincoln National Corp.	8,064	312,641
Loews Corp.	9,072	372,768
M&T Bank Corp.	5,357	633,358
Macerich Co. (The)	4,368	372,984
Marsh & McLennan Companies Inc.	17,976	1,230,637
MetLife Inc.	37,548	1,495,537
Moody’s Corp.	5,628	527,400
Morgan Stanley	51,576	1,339,944
Nasdaq Inc.	4,284	277,046
Navient Corp.	11,844	141,536
Northern Trust Corp.	7,392	489,794
People’s United Financial Inc.	9,912	145,310
PNC Financial Services Group Inc. (The)[c]	16,968	1,381,026
Principal Financial Group Inc.	9,072	372,950
Progressive Corp. (The)	20,076	672,546
Prologis Inc.	17,892	877,424
Prudential Financial Inc.	15,036	1,072,668
Public Storage	5,040	1,288,174
Realty Income Corp.	8,988	623,408
Regions Financial Corp.	42,840	364,568
S&P Global Inc.	8,988	964,053
Simon Property Group Inc.	10,500	2,277,450
SL Green Realty Corp.	3,276	348,796
State Street Corp.	13,692	738,273
SunTrust Banks Inc.	16,884	693,595
Synchrony Financial[a]	28,485	720,101
T Rowe Price Group Inc.	8,652	631,336
Torchmark Corp.	3,780	233,680
Travelers Companies Inc. (The)	9,996	1,189,924
U.S. Bancorp.	55,104	2,222,344
UDR Inc.	9,072	334,938
Unum Group	7,812	248,343
Ventas Inc.	11,676	850,246

Security	Shares	Value
Vornado Realty Trust	5,796	$580,296
Wells Fargo & Co.	157,080	7,434,596
Welltower Inc.	12,348	940,547
Weyerhaeuser Co.	24,921	741,898
Willis Towers Watson PLC	4,727	587,613
XL Group PLC	10,248	341,361
Zions BanCorp.	6,300	158,319

		97,840,605

TOTAL COMMON STOCKS (Cost: $270,266,125)		196,903,611

PREFERRED STOCKS — 1.07%

BRAZIL — 1.05%
Banco Bradesco SA ADR	118,449	925,088
Itau Unibanco Holding SA ADR	124,152	1,171,995

		2,097,083
ITALY — 0.02%
Intesa Sanpaolo SpA	25,872	45,959

		45,959

TOTAL PREFERRED STOCKS (Cost: $2,789,463)		2,143,042

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	1,993,152	1,993,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	109,723	109,723
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	106,959	106,959

		2,209,834

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,209,834)		2,209,834

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.51% (Cost: $275,265,422)[g]	$201,256,487
Other Assets, Less Liabilities — (0.51)%	(1,021,104)

NET ASSETS — 100.00%	$200,235,383

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $280,655,080. Net unrealized depreciation was $79,398,593, of which $4,383,105 represented gross unrealized appreciation on securities and $83,781,698 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	4,692	182	(590)	4,284	$1,467,399	$10,195	$2,703
PNC Financial Services Group Inc. (The)	18,676	252	(1,960)	16,968	1,381,026	9,421	(20,370)

					$2,848,425	$19,616	$(17,667)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$196,903,610	$—	$1	$196,903,611
Preferred stocks	2,143,042	—	—	2,143,042
Money market funds	2,209,834	—	—	2,209,834

Total	$201,256,486	$—	$1	$201,256,487

167

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.59%

AUSTRALIA — 1.42%
Cochlear Ltd.	23,472	$2,119,117
CSL Ltd.	187,635	15,673,006
Ramsay Health Care Ltd.	53,464	2,856,715
Sonic Healthcare Ltd.	171,476	2,751,526

		23,400,364
BELGIUM — 0.24%
UCB SA	52,812	3,942,722

		3,942,722
CANADA — 0.14%
Valeant Pharmaceuticals International Inc.[a,b]	118,890	2,384,757

		2,384,757
DENMARK — 2.66%
Coloplast A/S Class B	44,540	3,310,172
Novo Nordisk A/S Class B	759,978	40,638,532

		43,948,704
FRANCE — 3.11%
Essilor International SA	81,430	10,751,719
Sanofi	487,674	40,590,243

		51,341,962
GERMANY — 3.68%
Bayer AG Registered	339,222	33,917,263
Fresenius Medical Care AG & Co. KGaA	87,921	7,621,641
Fresenius SE & Co. KGaA	162,133	11,855,601
Merck KGaA	52,992	5,360,244
QIAGEN NVa,b	95,705	2,072,775

		60,827,524
JAPAN — 5.12%
Astellas Pharma Inc.	912,875	14,237,255
Chugai Pharmaceutical Co. Ltd.	85,700	3,036,548
Daiichi Sankyo Co. Ltd.	274,900	6,627,987
Eisai Co. Ltd.	120,800	6,697,635
Hoya Corp.	165,500	5,862,433
Ono Pharmaceutical Co. Ltd.	216,700	9,361,676
Otsuka Holdings Co. Ltd.	228,200	10,496,889
Shionogi & Co. Ltd.	123,800	6,719,158
Taisho Pharmaceutical Holdings Co. Ltd.	21,700	2,275,972

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	304,300	$13,122,363
Terumo Corp.	147,000	6,225,899

		84,663,815
SWITZERLAND — 10.60%
Actelion Ltd. Registered	41,862	7,012,809
Lonza Group AG Registered	21,942	3,630,723
Novartis AG Registered	1,077,912	88,682,659
Roche Holding AG	288,328	75,796,347

		175,122,538
UNITED KINGDOM — 6.22%
AstraZeneca PLC	512,110	30,580,577
GlaxoSmithKline PLC	1,998,054	42,856,176
Shire PLC	370,233	22,969,586
Smith & Nephew PLC	375,577	6,361,244

		102,767,583
UNITED STATES — 66.40%
Abbott Laboratories	602,426	23,681,366
AbbVie Inc.	663,602	41,083,600
Aetna Inc.	143,786	17,560,584
Agilent Technologies Inc.	134,964	5,987,003
Alexion Pharmaceuticals Inc.[a]	92,044	10,747,057
Allergan PLC[a]	162,241	37,492,273
AmerisourceBergen Corp.	75,201	5,964,943
Amgen Inc.	308,260	46,901,759
Anthem Inc.	107,703	14,145,712
Baxter International Inc.	226,756	10,253,906
Becton Dickinson and Co.	87,005	14,755,178
Biogen Inc.[a]	89,837	21,724,383
Boston Scientific Corp.[a]	557,305	13,024,218
Bristol-Myers Squibb Co.	685,177	50,394,768
Cardinal Health Inc.	133,688	10,429,001
Celgene Corp.[a]	317,731	31,337,809
Centene Corp.[a]	70,043	4,998,969
Cerner Corp.[a,b]	123,444	7,233,818
Cigna Corp.	105,303	13,477,731
CR Bard Inc.	30,475	7,166,501
DaVita HealthCare Partners Inc.[a]	66,877	5,170,930
DENTSPLY SIRONA Inc.	96,045	5,958,632
Edwards Lifesciences Corp.[a]	86,859	8,662,448
Eli Lilly & Co.	398,492	31,381,245
Endo International PLC[a]	80,932	1,261,730
Express Scripts Holding Co.[a]	259,398	19,662,368

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2016

Security	Shares	Value
Gilead Sciences Inc.	546,274	$45,570,177
HCA Holdings Inc.[a]	123,645	9,521,901
Henry Schein Inc.[a]	33,821	5,979,553
Hologic Inc.[a]	99,708	3,449,897
Humana Inc.	60,985	10,969,982
Illumina Inc.[a,b]	60,579	8,504,080
Intuitive Surgical Inc.[a]	15,609	10,323,949
Johnson & Johnson	1,128,641	136,904,153
Laboratory Corp. of America Holdings[a]	42,054	5,478,375
Mallinckrodt PLC[a,b]	44,988	2,734,371
McKesson Corp.	92,441	17,254,113
Medtronic PLC	576,721	50,042,081
Merck & Co. Inc.	1,135,708	65,428,138
Mylan NVa	175,304	7,580,145
Patterson Companies Inc.	34,230	1,639,275
PerkinElmer Inc.	44,988	2,358,271
Perrigo Co. PLC	58,805	5,331,849
Pfizer Inc.	2,488,965	87,636,458
Quest Diagnostics Inc.	58,028	4,724,059
Regeneron Pharmaceuticals Inc.[a]	32,012	11,179,551
St. Jude Medical Inc.	116,409	9,079,902
Stryker Corp.	128,873	15,442,852
Thermo Fisher Scientific Inc.	161,559	23,871,958
UnitedHealth Group Inc.	389,907	55,054,868
Universal Health Services Inc. Class B	36,838	4,939,976
Varian Medical Systems Inc.[a]	38,993	3,206,394
Vertex Pharmaceuticals Inc.[a]	101,551	8,735,417
Waters Corp.[a]	33,198	4,669,299
Zimmer Biomet Holdings Inc.	81,688	9,833,601
Zoetis Inc.	187,776	8,911,849

		1,096,814,426

TOTAL COMMON STOCKS (Cost: $1,477,817,633)		1,645,214,395

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	14,385,999	14,385,999

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	791,950	$791,950
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	1,361,427	1,361,427

		16,539,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,539,376)		16,539,376

TOTAL INVESTMENTS IN SECURITIES — 100.59% (Cost: $1,494,357,009)[f]		1,661,753,771
Other Assets, Less Liabilities — (0.59)%		(9,816,569)

NET ASSETS — 100.00%		$1,651,937,202

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,506,377,341. Net unrealized appreciation was $155,376,430, of which $221,901,089 represented gross unrealized appreciation on securities and $66,524,659 represented gross unrealized depreciation on securities.

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,645,214,395	$—	$—	$1,645,214,395
Money market funds	16,539,376	—	—	16,539,376

Total	$1,661,753,771	$—	$—	$1,661,753,771

170

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 1.91%
Asciano Ltd.	51,600	$340,798
Aurizon Holdings Ltd.	108,600	389,762
Brambles Ltd.	82,750	763,418
Qantas Airways Ltd.	109,701	230,347
Sydney Airport	120,100	620,620
Transurban Group	108,900	972,232

		3,317,177
BRAZIL — 0.15%
Embraer SA ADR	11,900	258,468

		258,468
CANADA — 2.16%
Bombardier Inc. Class Ba	104,800	156,550
Canadian National Railway Co.	40,047	2,352,495
Canadian Pacific Railway Ltd.	7,200	922,135
SNC-Lavalin Group Inc.	7,700	321,708

		3,752,888
CHILE — 0.09%
LATAM Airlines Group SA ADR[a,b]	23,250	153,450

		153,450
DENMARK — 1.07%
AP Moeller – Maersk A/S Class A	165	206,718
AP Moeller – Maersk A/S Class B	350	454,956
DSV A/S	9,803	410,166
Vestas Wind Systems A/S	11,751	794,011

		1,865,851
FINLAND — 0.80%
Kone OYJ Class B	19,750	905,077
Metso OYJ	7,100	165,879
Wartsila OYJ Abp	7,900	320,781

		1,391,737
FRANCE — 5.30%
Airbus Group SE	31,297	1,798,620
Alstom SAa	8,350	193,645
Bouygues SA	9,750	280,868
Cie. de Saint-Gobain	25,400	969,433
Edenred	10,550	216,771

Security	Shares	Value
Legrand SA	13,650	$702,266
Safran SA	17,500	1,184,383
Schneider Electric SE	29,800	1,756,620
Thales SA	5,100	424,995
Vinci SA	23,697	1,676,714

		9,204,315
GERMANY — 3.94%
Brenntag AG	7,900	381,163
Deutsche Lufthansa AG Registered	11,550	135,115
Deutsche Post AG Registered	48,650	1,360,651
GEA Group AG	9,150	429,733
MAN SE	1,598	163,132
Osram Licht AG	4,300	222,326
Siemens AG Registered	40,748	4,156,144

		6,848,264
HONG KONG — 0.85%
CK Hutchison Holdings Ltd.	136,020	1,482,414

		1,482,414
IRELAND — 0.39%
Allegion PLC	4,850	336,735
Ryanair Holdings PLC ADR	4,876	339,077

		675,812
ITALY — 0.73%
Atlantia SpA	20,100	499,524
CNH Industrial NV	50,100	360,667
Leonardo-Finmeccanica SpA[a]	19,619	197,469
Prysmian SpA	9,650	210,554

		1,268,214
JAPAN — 15.25%
ANA Holdings Inc.	150,000	425,772
Asahi Glass Co. Ltd.	50,000	269,032
Central Japan Railway Co.	10,000	1,766,741
Dai Nippon Printing Co. Ltd.	32,000	354,031
Daikin Industries Ltd.	15,000	1,244,858
East Japan Railway Co.	20,000	1,838,971
FANUC Corp.	10,000	1,611,755
ITOCHU Corp.	80,000	966,566
Japan Airlines Co. Ltd.	20,000	641,778
JGC Corp.	13,000	184,121
Kajima Corp.	50,000	345,063

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2016

Security	Shares	Value
Kawasaki Heavy Industries Ltd.	100,000	$277,805
Kintetsu Group Holdings Co. Ltd.	100,000	426,942
Komatsu Ltd.	50,000	862,413
Kubota Corp.	60,000	799,786
LIXIL Group Corp.	15,000	246,369
Makita Corp.	6,300	415,128
Marubeni Corp.	95,000	425,504
Mitsubishi Corp.	80,000	1,394,288
Mitsubishi Electric Corp.	108,000	1,271,703
Mitsubishi Heavy Industries Ltd.	170,000	675,095
Mitsui & Co. Ltd.	95,000	1,123,721
NGK Insulators Ltd.	14,000	279,345
Nidec Corp.	13,300	1,001,098
Nippon Express Co. Ltd.	50,000	227,118
Nippon Yusen KK	100,000	174,481
NSK Ltd.	30,000	219,904
Obayashi Corp.	35,000	370,163
Odakyu Electric Railway Co. Ltd.	32,000	373,058
Recruit Holdings Co. Ltd.	25,000	910,176
Secom Co. Ltd.	10,000	736,232
Shimizu Corp.	50,000	465,932
SMC Corp./Japan	3,500	849,669
Sumitomo Corp.	65,000	649,113
Taisei Corp.	50,000	408,422
Tokyu Corp.	50,000	437,177
Toppan Printing Co. Ltd.	50,000	427,917
TOTO Ltd.	8,100	320,558
West Japan Railway Co.	10,000	630,373
Yamato Holdings Co. Ltd.	20,000	456,282

		26,504,460
MEXICO — 0.22%
Alfa SAB de CV	220,000	375,386

		375,386
NETHERLANDS — 0.88%
Koninklijke Philips NV	47,300	1,176,811
PostNL NVa,b	21,500	87,922
Randstad Holding NV	6,600	265,098

		1,529,831
SINGAPORE — 0.50%
Jardine Matheson Holdings Ltd.[b]	15,000	874,650

		874,650

Security	Shares	Value
SPAIN — 1.02%
Abertis Infraestructuras SA	25,329	$371,438
ACS Actividades de Construccion y Servicios SA	9,533	258,360
Aena SAc	3,800	499,205
Ferrovial SA	22,599	437,729
International Consolidated Airlines Group SA	41,350	204,524

		1,771,256
SWEDEN — 2.82%
Alfa Laval AB	15,200	236,807
Assa Abloy AB	50,900	1,033,896
Atlas Copco AB Class A	34,150	875,848
Atlas Copco AB Class B	18,743	438,451
Sandvik AB	57,350	566,887
Securitas AB Class B	15,700	239,594
Skanska AB Class B	20,350	421,281
SKF AB Class B	19,550	309,424
Volvo AB Class B	78,600	769,979

		4,892,167
SWITZERLAND — 2.79%
ABB Ltd. Registered	101,892	1,999,769
Adecco Group AG Registered	8,850	444,135
Geberit AG Registered	1,950	736,604
Kuehne + Nagel International AG Registered	2,800	391,460
Schindler Holding AG Participation Certificates	2,400	433,587
Schindler Holding AG Registered	850	154,522
SGS SA Registered	300	685,485

		4,845,562
UNITED KINGDOM — 4.72%
Aggreko PLC	13,450	229,784
Ashtead Group PLC	25,943	369,002
Babcock International Group PLC	24,600	297,447
BAE Systems PLC	161,478	1,131,126
Bunzl PLC	16,492	507,511
Capita PLC	34,090	438,398
Cobham PLC	88,900	186,938
DCC PLC	4,500	396,127
easyJet PLC	13,204	191,691

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2016

Security	Shares	Value
Experian PLC	48,800	$921,130
FirstGroup PLC[a]	56,600	75,890
G4S PLC	82,550	201,835
Hays PLC	69,400	90,594
IMI PLC	14,939	193,114
Intertek Group PLC	8,046	374,198
Rentokil Initial PLC	84,978	219,472
Rolls-Royce Holdings PLC	96,050	913,564
Smiths Group PLC	20,400	314,431
Travis Perkins PLC	12,600	248,276
Weir Group PLC (The)	11,200	215,749
Wolseley PLC	13,397	693,083

		8,209,360
UNITED STATES — 54.11%
3M Co.	30,848	5,402,102
Acuity Brands Inc.	2,250	557,910
Alaska Air Group Inc.	6,300	367,227
American Airlines Group Inc.	29,800	843,638
AMETEK Inc.	11,900	550,137
Boeing Co. (The)	30,548	3,967,269
Caterpillar Inc.	30,100	2,281,881
CH Robinson Worldwide Inc.	7,247	538,090
Cintas Corp.	4,150	407,240
CSX Corp.	48,950	1,276,616
Cummins Inc.	8,100	910,764
Danaher Corp.	30,348	3,065,148
Deere & Co.	15,300	1,239,912
Delta Air Lines Inc.	39,300	1,431,699
Dover Corp.	7,950	551,094
Dun & Bradstreet Corp. (The)	1,800	219,312
Eaton Corp. PLC	23,450	1,400,668
Emerson Electric Co.	32,850	1,713,456
Equifax Inc.	5,847	750,755
Expeditors International of Washington Inc.	9,300	456,072
Fastenal Co.	14,850	659,191
FedEx Corp.	12,798	1,942,480
Flowserve Corp.	6,750	304,898
Fluor Corp.	7,200	354,816
Fortune Brands Home & Security Inc.	7,854	455,296
General Dynamics Corp.	14,600	2,032,904

Security	Shares	Value
General Electric Co.	468,075	$14,735,001
Honeywell International Inc.	38,748	4,507,167
Illinois Tool Works Inc.	16,400	1,708,224
Ingersoll-Rand PLC	13,000	827,840
Jacobs Engineering Group Inc.[a]	6,150	306,332
JB Hunt Transport Services Inc.	4,600	372,278
Kansas City Southern	5,550	500,000
L-3 Communications Holdings Inc.	3,850	564,756
Lockheed Martin Corp.	13,299	3,300,413
Masco Corp.	16,950	524,433
Nielsen Holdings PLC	18,200	945,854
Norfolk Southern Corp.	15,100	1,285,463
Northrop Grumman Corp.	9,150	2,033,862
PACCAR Inc.	18,000	933,660
Parker-Hannifin Corp.	6,848	739,926
Pentair PLC	9,200	536,268
Pitney Bowes Inc.	9,650	171,770
Quanta Services Inc.[a]	7,600	175,712
Raytheon Co.	15,100	2,052,845
Republic Services Inc.	11,700	600,327
Robert Half International Inc.	6,801	259,526
Rockwell Automation Inc.	6,650	763,553
Rockwell Collins Inc.	6,650	566,181
Roper Technologies Inc.	5,150	878,384
Ryder System Inc.	2,950	180,363
Snap-on Inc.	2,950	465,569
Southwest Airlines Co.	32,550	1,276,285
Stanley Black & Decker Inc.	7,648	850,611
Stericycle Inc.[a]	4,300	447,716
Textron Inc.	13,750	502,700
TransDigm Group Inc.[a]	2,700	711,963
Tyco International PLC	21,500	915,900
Union Pacific Corp.	42,897	3,742,763
United Continental Holdings Inc.[a]	17,250	707,940
United Parcel Service Inc. Class B	35,197	3,791,421
United Rentals Inc.[a]	4,650	312,015
United Technologies Corp.	39,648	4,065,902
Verisk Analytics Inc. Class Aa	7,798	632,262
Waste Management Inc.	20,850	1,381,729
WW Grainger Inc.[b]	2,900	659,025
Xylem Inc./NY	9,050	404,083

		94,018,597

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2016

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $174,970,392)		$173,239,859

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAa	9,533	6,704

		6,704

TOTAL RIGHTS (Cost: $7,397)		6,704

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	586,696	586,696
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	32,298	32,298
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	75,389	75,389

		694,383

TOTAL SHORT-TERM INVESTMENTS (Cost: $694,383)		694,383

TOTAL INVESTMENTS IN SECURITIES — 100.10% (Cost: $175,672,172)[g]		173,940,946
Other Assets, Less Liabilities — (0.10)%		(172,313)

NET ASSETS — 100.00%		$173,768,633

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $177,476,536. Net unrealized depreciation was $3,535,590, of which $18,093,069 represented gross unrealized appreciation on securities and $21,628,659 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$173,239,859	$—	$—	$173,239,859
Rights	6,704	—	—	6,704
Money market funds	694,383	—	—	694,383

Total	$173,940,946	$—	$—	$173,940,946

174

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRALIA — 8.10%
Macquarie Atlas Roads Group	1,304,844	$5,032,820
Qube Holdings Ltd.[a]	3,204,768	5,273,657
Sydney Airport	3,521,688	18,198,407
Transurban Group	5,154,624	46,019,213

		74,524,097
BRAZIL — 1.18%
CPFL Energia SA ADR	162,783	2,093,389
Ultrapar Participacoes SA ADR	397,404	8,746,862

		10,840,251
CANADA — 9.76%
AltaGas Ltd.	134,064	3,241,403
Enbridge Inc.	847,020	35,695,237
Inter Pipeline Ltd.	307,993	6,498,043
Pembina Pipeline Corp.	343,584	10,386,623
TransCanada Corp.	643,872	28,983,412
Veresen Inc.	273,543	2,306,380
Westshore Terminals Investment Corp.	191,475	2,758,526

		89,869,624
CHILE — 0.56%
Empresa Nacional de Electricidad SA/Chile ADR	56,088	1,555,320
Endesa Americas SA ADR	55,626	765,414
Enersis Americas SA ADR	198,030	1,699,097
Enersis Chile SA ADR	196,241	1,144,085

		5,163,916
CHINA — 3.61%
Beijing Enterprises Water Group Ltd.	2,294,000	1,377,946
CGN Power Co. Ltd. Class Hb	5,040,000	1,396,761
China Gas Holdings Ltd.	1,222,000	1,861,837
China Merchants Holdings International Co. Ltd.	5,786,000	15,363,801
China Resources Gas Group Ltd.	456,000	1,381,293
China Resources Power Holdings Co. Ltd.	1,005,600	1,498,429

Security	Shares	Value
COSCO Pacific Ltd.	5,472,000	$5,438,179
Guangdong Investment Ltd.	1,368,000	2,077,229
Hopewell Highway Infrastructure Ltd.	3,064,500	1,524,755
Huaneng Power International Inc. Class H ADR	50,616	1,263,881

		33,184,111
FRANCE — 4.78%
Aeroports de Paris	105,564	11,613,868
Engie SA	832,656	13,422,312
Groupe Eurotunnel SE Registered	1,784,100	18,928,528

		43,964,708
GERMANY — 1.82%
E.ON SE	1,031,472	10,343,013
Fraport AG Frankfurt Airport Services Worldwide	119,878	6,395,892

		16,738,905
ITALY — 5.98%
Ansaldo STS SpA	391,704	4,456,072
Atlantia SpA	1,311,684	32,597,890
Enel SpA	3,635,460	16,074,472
Societa Iniziative Autostradali e Servizi SpA	221,011	1,901,646

		55,030,080
JAPAN — 2.87%
Japan Airport Terminal Co. Ltd.[a]	237,200	8,508,588
Kamigumi Co. Ltd.	844,000	7,749,761
Mitsubishi Logistics Corp.	554,000	7,678,994
Sumitomo Warehouse Co. Ltd. (The)	502,000	2,480,885

		26,418,228
MEXICO — 2.31%
Grupo Aeroportuario del Pacifico SAB de CV ADR	105,264	10,803,245
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	65,664	10,476,691

		21,279,936
NETHERLANDS — 0.33%
Koninklijke Vopak NV	60,648	3,024,884

		3,024,884

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2016

Security	Shares	Value
NEW ZEALAND — 1.51%
Auckland International Airport Ltd.	3,006,864	$13,919,675

		13,919,675
SINGAPORE — 1.78%
Hutchison Port Holdings Trust[a]	17,447,500	7,938,612
SATS Ltd.[a]	2,052,200	6,266,842
SIA Engineering Co. Ltd.[a]	811,800	2,219,648

		16,425,102
SPAIN — 8.24%
Abertis Infraestructuras SA	1,606,654	23,560,829
Aena SAb	238,488	31,330,113
Iberdrola SA	3,100,951	20,969,713

		75,860,655
SWITZERLAND — 1.18%
Flughafen Zuerich AG	61,700	10,906,118

		10,906,118
UNITED KINGDOM — 5.30%
BBA Aviation PLC	2,906,316	8,578,441
National Grid PLC	2,022,054	29,625,778
SSE PLC	508,606	10,565,717

		48,769,936

UNITED STATES — 40.11%
American Electric Power Co. Inc.	253,308	17,754,358
Cheniere Energy Inc.[c]	215,120	8,077,756
Columbia Pipeline Group Inc.	366,404	9,339,638
Consolidated Edison Inc.	151,309	12,171,296
Dominion Resources Inc./VA	307,572	23,969,086
Duke Energy Corp.	354,996	30,455,107
Edison International	167,808	13,033,647
Exelon Corp.	474,200	17,241,912
Kinder Morgan Inc./DE	1,675,800	31,370,976
Macquarie Infrastructure Corp.	240,996	17,845,754
NextEra Energy Inc.	237,576	30,979,910
ONEOK Inc.	192,518	9,134,979
PG&E Corp.	253,992	16,235,169
PPL Corp.	347,085	13,102,459
Public Service Enterprise Group Inc.	261,060	12,168,007
Sempra Energy	121,524	13,856,166

Security	Shares	Value
Southern Co. (The)	470,820	$25,250,077
Spectra Energy Corp.	615,144	22,532,725
Targa Resources Corp.	148,985	6,278,228
WEC Energy Group Inc.	163,020	10,645,206
Wesco Aircraft Holdings Inc.[c]	185,409	2,488,189
Williams Companies Inc. (The)	625,404	13,527,488
Xcel Energy Inc.	261,516	11,710,686

		369,168,819

TOTAL COMMON STOCKS (Cost: $906,279,345)		915,089,045

SHORT-TERM INVESTMENTS — 1.77%

MONEY MARKET FUNDS — 1.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	14,471,657	14,471,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	796,666	796,666
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	1,080,552	1,080,552

		16,348,875

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,348,875)		16,348,875

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 101.19% (Cost: $922,628,220)[g]	$931,437,920
Other Assets, Less Liabilities — (1.19)%	(10,992,935)

NET ASSETS — 100.00%	$920,444,985

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $941,972,768. Net unrealized depreciation was $10,534,848, of which $104,997,786 represented gross unrealized appreciation on securities and $115,532,634 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$915,089,045	$—	$—	$915,089,045
Money market funds	16,348,875	—	—	16,348,875

Total	$931,437,920	$—	$—	$931,437,920

177

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.05%

AUSTRALIA — 6.98%
Amcor Ltd./Australia	169,380	$1,882,977
BHP Billiton Ltd.	467,550	6,492,768
Incitec Pivot Ltd.	240,030	530,817
James Hardie Industries PLC	64,980	989,455
Newcrest Mining Ltd.[a]	113,760	1,948,231
Orica Ltd.	54,270	498,248
Rio Tinto Ltd.	61,650	2,088,659
South32 Ltd.[a]	773,370	886,811

		15,317,966
AUSTRIA — 0.25%
Voestalpine AG	16,560	552,288

		552,288
BELGIUM — 0.80%
Solvay SA	10,890	1,008,751
Umicore SA	14,490	744,839

		1,753,590
BRAZIL — 0.51%
Vale SA ADR[b]	219,510	1,110,721

		1,110,721
CANADA — 8.49%
Agnico Eagle Mines Ltd.	33,030	1,758,446
Agrium Inc.	19,710	1,774,006
Barrick Gold Corp.	171,270	3,637,196
Eldorado Gold Corp.	93,210	416,994
First Quantum Minerals Ltd.	100,260	700,206
Franco-Nevada Corp.	26,460	2,001,563
Goldcorp Inc.	123,210	2,345,231
Kinross Gold Corp.[a]	184,680	901,572
Potash Corp. of Saskatchewan Inc.	121,410	1,963,202
Silver Wheaton Corp.	66,060	1,546,843
Teck Resources Ltd. Class B	66,960	877,023
Yamana Gold Inc.	140,670	727,884

		18,650,166
CHILE — 0.32%
Empresas CMPC SA	185,130	385,128
Sociedad Quimica y Minera de Chile SA ADR	13,050	322,596

		707,724

Security	Shares	Value
DENMARK — 1.15%
Chr Hansen Holding A/S	14,040	$918,068
Novozymes A/S Class B	33,660	1,606,399

		2,524,467
FINLAND — 0.96%
Stora Enso OYJ Class R	84,420	673,386
UPM-Kymmene OYJ	78,120	1,423,313

		2,096,699
FRANCE — 3.34%
Air Liquide SA	50,400	5,266,594
ArcelorMittal[a]	273,150	1,241,438
Arkema SA	10,710	821,813

		7,329,845
GERMANY — 8.74%
BASF SE	133,920	10,212,146
HeidelbergCement AG	20,790	1,558,330
K+S AG Registered	27,990	570,446
Lanxess AG	13,230	577,332
Linde AG	27,090	3,772,486
Symrise AG	17,730	1,204,480
ThyssenKrupp AG	64,710	1,294,730

		19,189,950
IRELAND — 1.94%
CRH PLC	121,320	3,504,290
Smurfit Kappa Group PLC	34,650	762,189

		4,266,479
JAPAN — 8.69%
Asahi Kasei Corp.	180,000	1,242,226
JFE Holdings Inc.	81,000	1,038,259
Kobe Steel Ltd.	450,000	364,071
Kuraray Co. Ltd.	45,000	532,947
Mitsubishi Chemical Holdings Corp.	198,000	896,877
Mitsubishi Materials Corp.	180,000	426,357
Mitsui Chemicals Inc.	180,000	652,695
Nippon Paint Holdings Co. Ltd.	27,000	658,485
Nippon Steel & Sumitomo Metal Corp.	135,029	2,577,121
Nitto Denko Corp.	27,400	1,718,943
Oji Holdings Corp.	90,000	343,893
Shin-Etsu Chemical Co. Ltd.	63,000	3,661,234

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2016

Security	Shares	Value
Sumitomo Chemical Co. Ltd.	270,000	$1,100,107
Sumitomo Metal Mining Co. Ltd.	90,000	902,281
Taiheiyo Cement Corp.	180,000	422,848
Toray Industries Inc.	260,000	2,203,373
Toyo Seikan Group Holdings Ltd.	18,000	340,735

		19,082,452
MEXICO — 1.24%
Cemex SAB de CV CPO[a]	2,061,115	1,262,415
Grupo Mexico SAB de CV Series B	621,000	1,450,405

		2,712,820
NETHERLANDS — 1.72%
Akzo Nobel NV	36,000	2,254,472
Koninklijke DSM NV	26,190	1,512,689

		3,767,161
NORWAY — 0.69%
Norsk Hydro ASA	196,380	711,553
Yara International ASA	25,830	814,292

		1,525,845
PERU — 0.33%
Southern Copper Corp.[b]	26,820	723,604

		723,604
SOUTH KOREA — 1.60%
LG Chem Ltd.	6,390	1,442,375
POSCO	11,790	2,062,495

		3,504,870
SWEDEN — 0.45%
Boliden AB	39,240	753,983
Holmen AB Class B	7,650	243,602

		997,585
SWITZERLAND — 5.78%
Clariant AG Registered	37,620	634,466
Givaudan SA Registered	1,350	2,710,532
LafargeHolcim Ltd. Registered	64,080	2,666,601
Sika AG Bearer	360	1,506,220
Syngenta AG Registered	13,500	5,184,100

		12,701,919
TAIWAN — 2.05%
Formosa Chemicals & Fibre Corp.	540,100	1,356,152
Formosa Plastics Corp.	720,720	1,738,182
Nan Ya Plastics Corp.	744,940	1,408,640

		4,502,974

Security	Shares	Value
UNITED KINGDOM — 8.11%
Anglo American PLC	204,660	$1,988,722
Antofagasta PLC[b]	61,650	383,718
BHP Billiton PLC	311,940	3,931,490
Glencore PLC	1,779,120	3,635,274
Johnson Matthey PLC	29,610	1,108,710
Randgold Resources Ltd.	11,172	1,256,011
Rio Tinto PLC	179,460	5,503,355

		17,807,280
UNITED STATES — 34.91%
Air Products & Chemicals Inc.	28,440	4,039,618
Albemarle Corp.	16,200	1,284,822
Alcoa Inc.	192,240	1,782,065
Avery Dennison Corp.	13,230	988,942
Ball Corp.	25,470	1,841,226
CF Industries Holdings Inc.	34,200	824,220
Dow Chemical Co. (The)	164,070	8,155,920
Eastman Chemical Co.	21,780	1,478,862
Ecolab Inc.	38,430	4,557,798
EI du Pont de Nemours & Co.	127,620	8,269,776
FMC Corp.	19,260	891,931
Freeport-McMoRan Inc.	182,610	2,034,275
International Flavors & Fragrances Inc.	11,610	1,463,673
International Paper Co.	60,660	2,570,771
LyondellBasell Industries NV Class A	49,860	3,710,581
Martin Marietta Materials Inc.	9,270	1,779,840
Monsanto Co.	63,810	6,598,592
Mosaic Co. (The)	51,210	1,340,678
Newmont Mining Corp.	78,840	3,084,221
Nucor Corp.	47,160	2,330,176
Owens-Illinois Inc.[a]	23,940	431,159
PPG Industries Inc.	38,610	4,021,231
Praxair Inc.	41,670	4,683,291
Sealed Air Corp.	29,250	1,344,622
Sherwin-Williams Co. (The)	11,430	3,356,648
Vulcan Materials Co.	19,530	2,350,631
WestRock Co.	37,080	1,441,300

		76,656,869

TOTAL COMMON STOCKS (Cost: $291,302,676)		217,483,274

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 0.66%

BRAZIL — 0.66%
Gerdau SA ADR	133,830	$243,571
Vale SA ADR	298,530	1,197,105

		1,440,676

TOTAL PREFERRED STOCKS (Cost: $9,219,886)		1,440,676

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,796,425	1,796,425
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	98,893	98,893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	63,573	63,573

		1,958,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,958,891)		1,958,891

TOTAL INVESTMENTS IN SECURITIES — 100.60% (Cost: $302,481,453)[f]		220,882,841
Other Assets, Less Liabilities — (0.60)%		(1,307,505)

NET ASSETS — 100.00%		$219,575,336

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $311,212,754. Net unrealized depreciation was $90,329,913, of which $20,550,040 represented gross unrealized appreciation on securities and $110,879,953 represented gross unrealized depreciation on securities.

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$217,483,274	$—	$—	$217,483,274
Preferred stocks	1,440,676	—	—	1,440,676
Money market funds	1,958,891	—	—	1,958,891

Total	$220,882,841	$—	$—	$220,882,841

181

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AUSTRALIA — 0.08%
Computershare Ltd.	81,252	$554,788

		554,788
BRAZIL — 0.22%
Cielo SA	148,043	1,564,646

		1,564,646
CANADA — 0.48%
BlackBerry Ltd.[a,b]	71,780	479,197
CGI Group Inc. Class Aa	42,624	1,811,364
Constellation Software Inc./Canada	2,960	1,139,624

		3,430,185
CHINA — 2.66%
Tencent Holdings Ltd.	844,400	19,167,285

		19,167,285
FINLAND — 0.72%
Nokia OYJ	909,756	5,159,587

		5,159,587
FRANCE — 0.61%
Capgemini SA	25,456	2,211,522
Dassault Systemes	21,312	1,616,635
STMicroelectronics NV New	104,488	608,264

		4,436,421
GERMANY — 1.92%
Infineon Technologies AG	177,452	2,557,894
SAP SE	150,812	11,252,289

		13,810,183
JAPAN — 4.82%
Canon Inc.	177,400	5,036,334
FUJIFILM Holdings Corp.	74,000	2,844,878
Fujitsu Ltd.	296,000	1,079,092
Hirose Electric Co. Ltd.	5,355	652,998
Hitachi Ltd.	740,000	3,057,666
Keyence Corp.	7,060	4,758,050
Konica Minolta Inc.	74,000	533,775
Kyocera Corp.	59,200	2,794,097
Murata Manufacturing Co. Ltd.	33,500	3,716,054
NEC Corp.	384,000	887,104
Nintendo Co. Ltd.	18,000	2,559,021
NTT Data Corp.	21,400	1,007,525

Security	Shares	Value
Ricoh Co. Ltd.	118,400	$1,020,232
Rohm Co. Ltd.	14,800	577,776
TDK Corp.	20,600	1,138,532
Tokyo Electron Ltd.	26,700	2,231,723
Yahoo Japan Corp.	192,400	847,693

		34,742,550
NETHERLANDS — 1.06%
ASML Holding NV	68,820	6,757,905
Gemalto NVb	14,060	855,817

		7,613,722
SOUTH KOREA — 3.46%
Samsung Electronics Co. Ltd.	18,056	22,337,804
SK Hynix Inc.	91,612	2,576,923

		24,914,727
SPAIN — 0.42%
Amadeus IT Holding SA Class A	69,116	3,015,706

		3,015,706
SWEDEN — 0.70%
Hexagon AB Class B	39,072	1,410,663
Telefonaktiebolaget LM Ericsson Class B	480,112	3,643,609

		5,054,272
TAIWAN — 3.28%
Delta Electronics Inc.	296,000	1,431,414
Hon Hai Precision Industry Co. Ltd.	2,142,794	5,480,037
MediaTek Inc.	234,000	1,769,925
Taiwan Semiconductor Manufacturing Co. Ltd.	2,960,600	14,913,590

		23,594,966
UNITED KINGDOM — 0.67%
ARM Holdings PLC	222,148	3,358,702
Sage Group PLC (The)	174,196	1,503,145

		4,861,847
UNITED STATES — 78.64%
Accenture PLC Class A	97,976	11,099,701
Activision Blizzard Inc.	79,920	3,167,230
Adobe Systems Inc.[a]	78,736	7,542,122
Akamai Technologies Inc.[a]	27,824	1,556,196
Alliance Data Systems Corp.[a]	9,324	1,826,758
Alphabet Inc. Class Aa	46,176	32,486,201

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2016

Security	Shares	Value
Alphabet Inc. Class Ca	46,620	$32,265,702
Amphenol Corp. Class A	48,100	2,757,573
Analog Devices Inc.	48,248	2,732,767
Apple Inc.	862,248	82,430,909
Applied Materials Inc.	171,384	4,108,075
Autodesk Inc.[a]	35,520	1,923,053
Automatic Data Processing Inc.	71,484	6,567,235
Broadcom Ltd.	58,460	9,084,684
CA Inc.	46,472	1,525,676
Cisco Systems Inc.	791,652	22,712,496
Citrix Systems Inc.[a]	24,272	1,943,945
Cognizant Technology Solutions Corp. Class Aa	95,460	5,464,130
Corning Inc.	169,608	3,473,572
CSRA Inc.	21,608	506,275
eBay Inc.[a]	166,500	3,897,765
Electronic Arts Inc.[a]	47,508	3,599,206
EMC Corp./MA	307,100	8,343,907
F5 Networks Inc.[a]	10,508	1,196,231
Facebook Inc. Class Aa	363,932	41,590,149
Fidelity National Information Services Inc.	43,512	3,205,964
First Solar Inc.[a,b]	12,136	588,353
Fiserv Inc.[a]	34,928	3,797,721
FLIR Systems Inc.	21,312	659,606
Global Payments Inc.	24,272	1,732,535
Harris Corp.	19,684	1,642,433
Hewlett Packard Enterprise Co.	262,108	4,788,713
HP Inc.	270,544	3,395,327
Intel Corp.	742,960	24,369,088
International Business Machines Corp.	138,972	21,093,170
Intuit Inc.	40,256	4,492,972
Juniper Networks Inc.	55,204	1,241,538
KLA-Tencor Corp.	24,272	1,777,924
Lam Research Corp.	25,012	2,102,509
Linear Technology Corp.	37,148	1,728,496
MasterCard Inc. Class A	152,884	13,462,965
Microchip Technology Inc.	33,300	1,690,308
Micron Technology Inc.[a]	164,575	2,264,552
Microsoft Corp.	1,237,576	63,326,764
Motorola Solutions Inc.	25,012	1,650,042

Security	Shares	Value
NetApp Inc.	45,436	$1,117,271
NVIDIA Corp.	79,772	3,750,082
Oracle Corp.	490,176	20,062,904
Paychex Inc.	50,172	2,985,234
PayPal Holdings Inc.[a]	173,900	6,349,089
Qorvo Inc.[a]	20,276	1,120,452
QUALCOMM Inc.	231,028	12,376,170
Red Hat Inc.[a]	28,712	2,084,491
salesforce.com inc.[a]	100,344	7,968,317
Seagate Technology PLC	47,212	1,150,084
Skyworks Solutions Inc.	30,192	1,910,550
Symantec Corp.	96,496	1,982,028
TE Connectivity Ltd.	56,388	3,220,319
Teradata Corp.[a]	21,016	526,871
Texas Instruments Inc.	157,620	9,874,893
Total System Services Inc.	26,492	1,406,990
VeriSign Inc.[a,b]	15,096	1,305,200
Visa Inc. Class A	299,848	22,239,726
Western Digital Corp.	44,492	2,102,692
Western Union Co. (The)	77,996	1,495,963
Xerox Corp.	150,220	1,425,588
Xilinx Inc.	39,664	1,829,700
Yahoo! Inc.[a]	137,196	5,153,082

		566,250,234

TOTAL COMMON STOCKS (Cost: $583,448,244)		718,171,119

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	2,510,857	2,510,857
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	138,223	138,223
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	534,702	534,702

		3,183,782

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $3,183,782)	$3,183,782

TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $586,632,026)[f]	721,354,901
Other Assets, Less Liabilities — (0.18)%	(1,303,756)

NET ASSETS — 100.00%	$720,051,145

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $594,212,304. Net unrealized appreciation was $127,142,597, of which $182,250,050 represented gross unrealized appreciation on securities and $55,107,453 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$718,171,119	$—	$—	$718,171,119
Money market funds	3,183,782	—	—	3,183,782

Total	$721,354,901	$—	$—	$721,354,901

184

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.14%

AUSTRALIA — 3.82%
Telstra Corp. Ltd.	3,697,388	$15,307,097

		15,307,097
BELGIUM — 0.34%
Proximus SADP	42,949	1,358,661

		1,358,661
CANADA — 5.61%
BCE Inc.	262,866	12,375,165
Rogers Communications Inc. Class B	108,363	4,363,891
TELUS Corp.	178,675	5,723,323

		22,462,379
CHINA — 4.77%
China Mobile Ltd.	1,671,000	19,094,497

		19,094,497
DENMARK — 0.30%
TDC A/S	243,797	1,188,623

		1,188,623
FRANCE — 2.83%
Orange SA	696,463	11,339,089

		11,339,089
GERMANY — 4.07%
Deutsche Telekom AG Registered	961,251	16,317,531

		16,317,531
ITALY — 0.64%
Telecom Italia SpA/Milano[a]	3,156,617	2,577,529

		2,577,529
JAPAN — 15.49%
KDDI Corp.	546,600	16,586,078
Nippon Telegraph & Telephone Corp.	386,600	18,088,313
NTT DOCOMO Inc.	406,800	10,969,999
SoftBank Group Corp.	290,400	16,386,837

		62,031,227
MEXICO — 1.43%
America Movil SAB de CV	9,397,180	5,714,940

		5,714,940

Security	Shares	Value
NETHERLANDS — 0.92%
Koninklijke KPN NV	1,020,551	$3,690,456

		3,690,456
NORWAY — 0.86%
Telenor ASA	209,020	3,437,061

		3,437,061
SINGAPORE — 1.77%
Singapore Telecommunications Ltd.	2,315,750	7,106,061

		7,106,061
SPAIN — 3.11%
Telefonica SA	1,324,017	12,443,948

		12,443,948
SWEDEN — 1.45%
Millicom International Cellular SA SDR	18,441	1,120,908
Tele2 AB Class B	94,596	821,171
Telia Co. AB	825,401	3,869,478

		5,811,557
SWITZERLAND — 0.95%
Swisscom AG Registered	7,678	3,804,322

		3,804,322
TAIWAN — 1.03%
Chunghwa Telecom Co. Ltd. ADR	113,301	4,112,826

		4,112,826
UNITED KINGDOM — 9.72%
BT Group PLC	2,650,522	14,527,194
Vodafone Group PLC	8,010,233	24,376,945

		38,904,139
UNITED STATES — 40.03%
AT&T Inc.	1,861,093	80,417,828
CenturyLink Inc.	165,085	4,789,116
Frontier Communications Corp.	354,667	1,752,055
Level 3 Communications Inc.[a]	87,694	4,515,364
Verizon Communications Inc.	1,232,359	68,814,927

		160,289,290

TOTAL COMMON STOCKS (Cost: $408,121,794)		396,991,233

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

June 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 0.29%

ITALY — 0.29%
Telecom Italia SpA/Milano	1,819,887	$1,166,580

		1,166,580

TOTAL PREFERRED STOCKS (Cost: $1,925,060)		1,166,580

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[b,c]	453,766	453,766

		453,766

TOTAL SHORT-TERM INVESTMENTS (Cost: $453,766)		453,766

TOTAL INVESTMENTS IN SECURITIES — 99.55% (Cost: $410,500,620)[d]		398,611,579
Other Assets, Less Liabilities — 0.45%		1,820,268

NET ASSETS — 100.00%		$400,431,847

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $420,946,414. Net unrealized depreciation was $22,334,835, of which $43,486,894 represented gross unrealized appreciation on securities and $65,821,729 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$396,991,233	$—	$—	$396,991,233
Preferred stocks	1,166,580	—	—	1,166,580
Money market funds	453,766	—	—	453,766

Total	$398,611,579	$—	$—	$398,611,579

186

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 95.77%

BRAZIL — 6.22%
Fibria Celulose SA ADR	764,985	$5,171,299
Klabin SA Units	1,209,040	5,819,242

		10,990,541
CANADA — 6.95%
Canfor Corp.[a]	337,740	3,393,784
West Fraser Timber Co. Ltd.	305,890	8,896,177

		12,289,961
FINLAND — 10.42%
Metsa Board OYJ	914,030	4,620,257
Stora Enso OYJ Class R	813,085	6,485,668
UPM-Kymmene OYJ	401,180	7,309,327

		18,415,252
IRELAND — 3.63%
Smurfit Kappa Group PLC	291,265	6,406,897

		6,406,897
JAPAN — 12.44%
Nippon Paper Industries Co. Ltd.	390,000	6,793,352
Oji Holdings Corp.	1,755,000	6,705,917
Sumitomo Forestry Co. Ltd.	630,500	8,481,236

		21,980,505
SOUTH AFRICA — 4.34%
Sappi Ltd.[a]	1,641,510	7,674,578

		7,674,578
SWEDEN — 4.17%
Holmen AB Class B	231,400	7,368,574

		7,368,574
UNITED KINGDOM — 4.03%
Mondi PLC	381,615	7,116,494

		7,116,494
UNITED STATES — 43.57%
CatchMark Timber Trust Inc. Class Ab	177,255	2,166,056
Deltic Timber Corp.	48,620	3,263,861
Ingevity Corp.[a,b]	30,192	1,027,736
International Paper Co.	175,175	7,423,917
KapStone Paper and Packaging Corp.	389,610	5,068,826
Packaging Corp. of America	124,735	8,348,514

Security	Shares	Value
Potlatch Corp.	184,860	$6,303,726
Rayonier Inc.[b]	557,505	14,628,931
Sonoco Products Co.	149,240	7,411,258
WestRock Co.	181,220	7,044,021
Weyerhaeuser Co.	480,350	14,300,019

		76,986,865

TOTAL COMMON STOCKS (Cost: $168,718,491)		169,229,667

PREFERRED STOCKS — 3.79%

BRAZIL — 3.79%
Suzano Papel e Celulose SA Class A	1,891,500	6,689,253

		6,689,253

TOTAL PREFERRED STOCKS (Cost: $8,482,779)		6,689,253

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,017,343	1,017,343
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	56,005	56,005
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	416,680	416,680

		1,490,028

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,490,028)		1,490,028

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.40% (Cost: $178,691,298)[f]	$177,408,948
Other Assets, Less Liabilities — (0.40)%	(705,821)

NET ASSETS — 100.00%	$176,703,127

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $182,144,853. Net unrealized depreciation was $4,735,905, of which $18,643,006 represented gross unrealized appreciation on securities and $23,378,911 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$169,229,667	$—	$—	$169,229,667
Preferred stocks	6,689,253	—	—	6,689,253
Money market funds	1,490,028	—	—	1,490,028

Total	$177,408,948	$—	$—	$177,408,948

188

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.18%

AUSTRALIA — 1.54%
AGL Energy Ltd.	101,568	$1,458,855
APA Group	167,948	1,155,500

		2,614,355
BRAZIL — 0.36%
CPFL Energia SA ADR	47,768	614,296

		614,296
CANADA — 1.33%
Emera Inc.[a]	22,348	836,652
Fortis Inc./Canada	42,686	1,435,356

		2,272,008
CHILE — 0.56%
Empresa Nacional de Electricidad SA/Chile ADR	16,473	456,796
Enersis Americas SA ADR	57,615	494,337

		951,133
FINLAND — 0.62%
Fortum OYJ	65,663	1,048,996

		1,048,996
FRANCE — 4.06%
Electricite de France SA	46,099	561,814
Engie SA	243,528	3,925,641
Suez	53,820	841,862
Veolia Environnement SA	72,890	1,576,624

		6,905,941
GERMANY — 2.46%
E.ON SE	301,860	3,026,880
RWE AGb	73,072	1,151,934

		4,178,814
HONG KONG — 4.01%
CLP Holdings Ltd.	296,000	3,014,198
Hong Kong & China Gas Co. Ltd.	1,107,457	2,018,503
Power Assets Holdings Ltd.	195,500	1,790,457

		6,823,158
ITALY — 4.80%
Enel SpA	1,149,056	5,080,642
Snam SpA	321,968	1,917,219
Terna Rete Elettrica Nazionale SpA	210,991	1,170,595

		8,168,456

Security	Shares	Value
JAPAN — 3.83%
Chubu Electric Power Co. Inc.	108,500	$1,531,945
Kansai Electric Power Co. Inc. (The)[b]	121,700	1,176,074
Kyushu Electric Power Co. Inc.	70,000	697,339
Osaka Gas Co. Ltd.	317,000	1,212,504
Tokyo Electric Power Co. Holdings Inc.[b]	118,500	498,996
Tokyo Gas Co. Ltd.	341,000	1,397,372

		6,514,230
PORTUGAL — 0.70%
EDP - Energias de Portugal SA	391,280	1,197,143

		1,197,143
SOUTH KOREA — 1.20%
Korea Electric Power Corp. ADR	78,457	2,034,390

		2,034,390
SPAIN — 5.78%
Acciona SA	3,939	285,448
Enagas SA	34,416	1,043,991
Gas Natural SDG SA	54,272	1,065,084
Iberdrola SA	883,979	5,977,775
Red Electrica Corp. SA	16,393	1,460,039

		9,832,337
UNITED KINGDOM — 9.93%
Centrica PLC	826,480	2,491,411
National Grid PLC	591,667	8,668,708
Severn Trent PLC	35,978	1,171,123
SSE PLC	151,659	3,150,545
United Utilities Group PLC	102,818	1,422,577

		16,904,364
UNITED STATES — 58.00%
AES Corp./VA	99,350	1,239,888
Alliant Energy Corp.	34,155	1,355,954
Ameren Corp.	36,610	1,961,564
American Electric Power Co. Inc.	74,076	5,191,987
American Water Works Co. Inc.	26,838	2,268,079
CenterPoint Energy Inc.	64,953	1,558,872
CMS Energy Corp.	42,142	1,932,632
Consolidated Edison Inc.	45,840	3,687,370
Dominion Resources Inc./VA	92,963	7,244,607
DTE Energy Co.	27,070	2,683,178
Duke Energy Corp.	103,877	8,911,608

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2016

Security	Shares	Value
Edison International	49,170	$3,819,034
Entergy Corp.	26,939	2,191,488
Eversource Energy	47,819	2,864,358
Exelon Corp.	139,057	5,056,113
FirstEnergy Corp.	64,130	2,238,778
NextEra Energy Inc.	69,675	9,085,620
NiSource Inc.	48,529	1,286,989
NRG Energy Inc.	47,545	712,700
PG&E Corp.	74,795	4,780,896
Pinnacle West Capital Corp.	16,752	1,357,917
PPL Corp.	102,134	3,855,558
Public Service Enterprise Group Inc.	76,335	3,557,974
SCANA Corp.	21,582	1,632,894
Sempra Energy	35,729	4,073,821
Southern Co. (The)	141,496	7,588,430
WEC Energy Group Inc.	47,641	3,110,957
Xcel Energy Inc.	76,619	3,430,999

		98,680,265

TOTAL COMMON STOCKS (Cost: $202,368,790)		168,739,885

PREFERRED STOCKS — 0.14%

BRAZIL — 0.14%
Cia. Energetica de Minas Gerais ADR	108,439	239,651

		239,651

TOTAL PREFERRED STOCKS (Cost: $763,027)		239,651

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	823,099	823,099
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	45,312	45,312
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	306,553	306,553

		1,174,964

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,174,964)	$1,174,964

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $204,306,781)[f]	170,154,500
Other Assets, Less Liabilities — (0.01)%	(16,613)

NET ASSETS — 100.00%	$170,137,887

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $211,444,592. Net unrealized depreciation was $41,290,092, of which $5,798,349 represented gross unrealized appreciation on securities and $47,088,441 represented gross unrealized depreciation on securities.

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$168,739,885	$—	$—	$168,739,885
Preferred stocks	239,651	—	—	239,651
Money market funds	1,174,964	—	—	1,174,964

Total	$170,154,500	$—	$—	$170,154,500

191

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.18%

ALABAMA — 0.59%
Alabama Drinking Water Finance Authority RB
Series A
4.00%, 08/15/16		$100	$100,447
City of Huntsville AL GO
Series A
4.00%, 09/01/16		150	150,903
State of Alabama GO
Series A
5.00%, 08/01/16		500	501,975

			753,325
ALASKA — 3.83%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 09/01/16	(MO)	100	100,761
City of Valdez AK RB
0.37%, 12/01/33	(Call 06/30/16)	4,000	4,000,000
Municipality of Anchorage AK GO
Series A
5.00%, 08/01/16		100	100,391
Series D
5.00%, 08/01/16	(AMBAC)	100	100,391
State of Alaska GO
Series A
4.00%, 08/01/16		235	235,722
5.00%, 08/01/16		225	225,884
Series B
5.00%, 08/01/16		100	100,393

			4,863,542
ARIZONA — 8.00%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21	(PR 07/01/16)	100	100,013
Arizona State University Energy Management LLC RB
5.00%, 07/01/16		200	200,024
Arizona State University RB Series A
4.00%, 07/01/16	(AMBAC)	100	100,010

Security		Principal (000s)	Value
Arizona Transportation Board RB
4.00%, 07/01/16		$95	$95,010
5.00%, 07/01/16		415	415,053
Series A
4.00%, 07/01/16		285	285,028
City of Chandler AZ GOL
5.00%, 07/01/16		100	100,013
City of Mesa AZ GO
3.88%, 07/01/16	(ETM) (NPFGC)	60	60,006
3.88%, 07/01/16	(NPFGC)	40	40,004
City of Mesa AZ Utility System Revenue RB
5.25%, 07/01/16	(ETM) (NPFGC)	65	65,008
5.25%, 07/01/16	(NPFGC)	45	45,006
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	170,022
City of Phoenix AZ GO
Series A
5.00%, 07/01/16		350	350,045
6.25%, 07/01/16		100	100,016
City of Phoenix AZ GOL Series C
4.00%, 07/01/16		200	200,020
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		670	670,087
5.50%, 07/01/16		200	200,028
Series A
4.00%, 07/01/16		100	100,010
Series B
5.00%, 07/01/16	(NPFGC)	170	170,022
Series C
4.00%, 07/01/16		250	250,025
City of Scottsdale AZ GO
5.00%, 07/01/16		75	75,010
City of Scottsdale AZ GOL
5.00%, 07/01/16		195	195,025
City of Tempe AZ GO
Series A
3.00%, 07/01/16		125	125,009
Series C
4.00%, 07/01/16		160	160,016

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
County of Pima AZ GO
4.50%, 07/01/16	(NPFGC-FGIC)	$125	$125,014
County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16	(AGM)	125	125,013
Industrial Development Authority of the City of Phoenix (The) RB Series B
0.38%, 11/15/52	(Call 06/30/16)	4,300	4,300,000
Maricopa County Community College District GO
Series C
4.00%, 07/01/16		100	100,010
Series D
2.00%, 07/01/16		150	150,006
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	90,012
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	100,010
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	100,008
Maricopa County Unified School District No. 48 Scottsdale GO Series B
4.75%, 07/01/25	(Call 07/01/16) (AGM)	125	125,015
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		75	75,008
Regional Public Transportation Authority RB Series A
5.00%, 07/01/16		120	120,016
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21	(PR 07/01/16)	395	395,051
Town of Gilbert AZ GO
5.00%, 07/01/16		100	100,013

			10,175,686

Security		Principal (000s)	Value
CALIFORNIA — 11.44%
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/16	(AGM)	$185	$184,913
Berkeley Unified School District/CA GO
3.00%, 08/01/16		300	300,669
California State Public Works Board RB Series D
4.00%, 09/01/16		710	714,295
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	300	299,835
City & County of San Francisco CA COP Series B
5.00%, 09/01/16		200	201,546
City of Los Angeles CA GO Series B
5.00%, 09/01/16		450	453,483
Coast Community College District GO Series B
4.75%, 08/01/16	(AGM)	100	100,372
Contra Costa Community College District GO Series A
2.00%, 08/01/16		500	500,680
Desert Sands Unified School District GO
5.00%, 08/01/16		100	100,394
Eastern Municipal Water District COP Series A
5.00%, 07/01/16	(ETM) (NPFGC)	100	100,013
Long Beach Unified School District GO Series A
5.00%, 08/01/16		125	125,493
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16	(AGM)	200	200,788
Series E-1
3.25%, 08/01/16		200	200,486

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/16	(ETM)	$220	$221,254
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16		105	105,006
5.00%, 07/01/16		275	275,036
Series A
5.00%, 07/01/16		290	290,038
Series B
5.00%, 07/01/16		275	275,036
Series D
5.00%, 07/01/16		150	150,020
Series E
3.25%, 07/01/16		100	100,008
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/16		350	350,045
Los Angeles Department of Water RB Series A
5.00%, 07/01/16		140	140,018
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	235	235,035
Series A-1
4.00%, 07/01/16		100	100,010
Series B
5.00%, 07/01/16	(AGM)	435	435,057
Series E
5.00%, 07/01/16	(AGM)	300	300,039
Series F
5.00%, 07/01/16	(FGIC)	100	100,013
Series G
5.00%, 07/01/16	(AMBAC)	170	170,022
Series H
5.00%, 07/01/16	(AGM)	110	110,014
Series I
5.00%, 07/01/16		75	75,010
Series KY
5.00%, 07/01/16		370	370,048
M-S-R Public Power Agency RB Series L
5.00%, 07/01/16	(AGM)	130	130,016

Security		Principal (000s)	Value
Metropolitan Water District of Southern California RB
3.00%, 07/01/16		$200	$200,014
Series B
4.00%, 07/01/16		110	110,011
5.00%, 07/01/16		350	350,045
Northern California Power Agency RB
5.00%, 07/01/16	(AGM)	210	210,027
Series A
5.00%, 07/01/16		100	100,013
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	250	250,030
Orange County Transportation Authority RB
4.00%, 08/15/16		100	100,450
Sacramento Municipal Utility District RB
4.00%, 07/01/16	(ETM) (NPFGC)	100	100,010
Series U
5.00%, 08/15/16	(AGM)	195	196,113
San Diego Community College District GO
4.00%, 08/01/16		325	326,011
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/16	(ETM)	155	155,608
5.00%, 08/01/16		200	200,784
San Diego Unified School District/CA GO Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	99,999
San Francisco Bay Area Rapid Transit District GO Series B
4.00%, 08/01/16		100	100,313
San Juan Unified School District GO
2.00%, 08/01/16		150	150,203
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16	(NPFGC)	100	100,353
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	175	174,998

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Southern California Public Power Authority RB
5.00%, 07/01/16		$100	$100,013
Series 2010-1
5.00%, 07/01/16		115	115,015
Series A
4.00%, 07/01/16		350	350,035
5.00%, 07/01/16		225	225,029
State of California GO
5.00%, 08/01/16		790	793,120
5.00%, 09/01/16		1,555	1,567,067
5.00%, 09/01/16	(NPFGC)	75	75,582
Series A
4.00%, 07/01/16	(ETM)	645	645,064
5.00%, 07/01/16	(ETM)	325	325,042

			14,535,641
COLORADO — 0.43%
City & County of Denver CO GO
5.00%, 08/01/16		130	130,514
Series A
5.00%, 08/01/16		410	411,619

			542,133
CONNECTICUT — 0.85%
City of Norwalk CT GO Series B
5.00%, 07/01/16		100	100,013
Connecticut State Health & Educational Facility Authority RB Series A
1.35%, 07/01/42		350	350,178
State of Connecticut GO Series E
4.00%, 08/15/16		75	75,330
State of Connecticut RB Series A
4.20%, 07/01/16		100	100,011
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16	(AMBAC)	360	360,047
Town of Stratford CT GO
4.00%, 08/01/16		100	100,292

			1,085,871

Security		Principal (000s)	Value
DELAWARE — 0.95%
County of New Castle DE GO
Series A
4.00%, 07/15/16	(ETM)	$40	$40,059
4.00%, 07/15/16		60	60,090
5.00%, 07/15/16		200	200,384
Delaware Transportation Authority RB
5.00%, 07/01/16		400	400,052
Series A
5.00%, 07/01/16		150	150,020
State of Delaware GO
5.00%, 07/01/16		100	100,013
Series B
3.00%, 07/01/16		100	100,007
5.00%, 07/01/16		155	155,020

			1,205,645
DISTRICT OF COLUMBIA — 0.12%
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/16		150	150,020

			150,020
FLORIDA — 5.15%
County of Hillsborough FL RB
5.00%, 08/01/16		500	501,980
County of Miami-Dade FL GO
2.70%, 07/01/16		115	115,007
Series B
5.00%, 07/01/16		150	150,019
County of Miami-Dade FL RB
5.00%, 08/01/16	(NPFGC-FGIC)	375	376,459
County of Miami-Dade FL Transit System RB
4.00%, 07/01/16		300	300,030
County of Palm Beach FL GO
4.00%, 08/01/16		115	115,357
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16	(AGM)	75	75,010
5.00%, 07/01/16	(AMBAC)	290	290,038
5.00%, 07/01/16	(NPFGC)	100	100,013

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series B
5.00%, 07/01/16	(NPFGC)	$315	$315,041
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/16		50	50,096
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16		450	450,058
Series B
5.00%, 07/01/16		350	350,045
Lee County School Board COP Series B
3.00%, 08/01/16		100	100,216
Miami-Dade County Expressway Authority RB Series A
3.00%, 07/01/16	(AGM)	100	100,007
Sarasota County School Board COP Series B
3.00%, 07/01/16		210	210,015
School District of Broward County/FL COP Series A
5.00%, 07/01/16		125	125,016
State Board of Administration Finance Corp. RB
Series A
3.75%, 07/01/16	(ETM)	180	180,016
5.00%, 07/01/16	(ETM)	1,280	1,280,154
State of Florida GO
5.00%, 07/01/16		250	250,032
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16		100	100,013
Series B
5.00%, 07/01/16		200	200,026
5.00%, 07/01/16	(NPFGC)	315	315,041
Series C
5.00%, 07/01/16		445	445,058
Volusia County School Board COP
4.00%, 08/01/16		50	50,152

			6,544,899

Security		Principal (000s)	Value

GEORGIA — 2.10%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	$100	$100,305
Cherokee County Board of Education GO Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	150,494
County of Douglas GA GO
4.00%, 08/01/16		130	130,400
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16	(GTD)	100	100,329
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16	(AMBAC)	170	170,022
5.00%, 07/01/16	(NPFGC-FGIC)	125	125,016
Savannah-Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	190,789
State of Georgia GO
Series A
5.00%, 07/01/16		130	130,017
Series B
5.00%, 07/01/16		400	400,052
5.75%, 08/01/16		110	110,506
Series E
5.00%, 08/01/16		835	838,298
Series E-1
4.00%, 07/01/16		230	230,023

			2,676,251
HAWAII — 1.33%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16	(ETM) (AGM)	130	130,017
5.25%, 07/01/16	(AGM)	60	60,008
Series B
2.00%, 08/01/16		100	100,136
5.00%, 08/01/16		100	100,393

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16		$200	$200,020
4.25%, 07/01/16	(NPFGC)	150	150,016
5.00%, 07/01/16	(NPFGC)	100	100,013
County of Hawaii HI GO Series A
5.00%, 07/15/16	(AGC)	100	100,191
State of Hawaii GO
Series EK
3.00%, 08/01/16		100	100,223
5.00%, 08/01/16		100	100,395
Series DN
5.00%, 08/01/16		400	401,580
University of Hawaii RB Series A
4.00%, 07/15/16	(NPFGC)	150	150,222

			1,693,214
IDAHO — 0.10%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	125,494

			125,494
ILLINOIS — 2.85%
Illinois Finance Authority RB
Series B
5.00%, 07/01/16	(ETM)	55	55,007
5.00%, 07/01/16		265	265,034
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	465	465,056
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	150,018
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	550,066
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,080,129

Security		Principal (000s)	Value
Regional Transportation Authority RB Series A
5.75%, 07/01/16	(NPFGC)	$65	$65,010
State of Illinois GO
5.00%, 08/01/16		985	988,507

			3,618,827
INDIANA — 0.29%
Indiana University RB Series S
3.50%, 08/01/16		175	175,464
Indianapolis Local Public Improvement Bond Bank RB Series A
5.50%, 07/01/16	(NPFGC)	100	100,013
Purdue University RB Series Y
4.50%, 07/01/16		100	100,011

			375,488
IOWA — 0.32%
Iowa Finance Authority RB
5.00%, 08/01/16		100	100,396
5.00%, 08/01/16	(ETM)	200	200,784
Series A
4.00%, 08/01/16		100	100,310

			401,490
KANSAS — 0.20%
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/16		250	251,943

			251,943
KENTUCKY — 0.16%
Kentucky State Property & Building Commission RB Series A
3.50%, 08/01/16		100	100,262
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/16		100	100,013

			200,275

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
LOUISIANA — 0.53%
City of Shreveport LA GO
5.00%, 08/01/16		$150	$150,567
State of Louisiana GO
Series A
5.00%, 08/01/16		100	100,388
Series B
4.25%, 07/15/16	(CIFG)	120	120,188
Series C
5.00%, 07/15/16		300	300,564

			671,707
MAINE — 0.24%
Maine Municipal Bond Bank RB Class A
5.00%, 09/01/16		300	302,274

			302,274
MARYLAND — 2.92%
County of Baltimore MD GO
5.00%, 09/01/17	(PR 09/01/16)	100	100,770
County of Calvert MD GO
3.00%, 07/15/16		100	100,108
County of Frederick MD GO Series B
4.00%, 08/01/16		225	225,695
County of Howard MD GO Series B
5.00%, 08/15/16		360	362,063
County of Montgomery MD GO Series A
5.00%, 07/01/16		500	500,065
County of Montgomery MD GOL Series A
5.00%, 08/01/16		100	100,395
Maryland State Transportation Authority RB
4.00%, 07/01/16	(AGM)	150	150,015
Series A
3.00%, 07/01/16		100	100,007
5.00%, 07/01/16		300	300,039
State of Maryland Department of Transportation RB
4.00%, 09/01/16		150	150,910

Security		Principal (000s)	Value
State of Maryland GO
Second Series
5.00%, 08/01/16		$1,210	$1,214,780
5.00%, 08/01/19	(PR 08/01/16)	100	100,389
Second Series A
5.00%, 08/01/16		150	150,592
Series B
5.00%, 08/01/16		150	150,593

			3,706,421
MASSACHUSETTS — 6.69%
City of Boston MA GO Series C
5.00%, 08/01/16		175	175,695
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	732,891
Series B
4.00%, 08/01/16		350	351,085
5.00%, 08/01/16		700	702,772
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	501,815
5.00%, 08/01/16		445	446,762
5.00%, 08/01/17	(PR 08/01/16)	1,000	1,003,850
5.00%, 08/01/21	(PR 08/01/16)	275	276,059
5.00%, 08/01/22	(PR 08/01/16)	110	110,424
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16	(ETM)	750	750,097
Series C
5.25%, 07/01/16		360	360,050
5.50%, 07/01/16	(ETM)	90	90,013
5.50%, 07/01/16		505	505,071
Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16		330	331,020
5.00%, 08/01/16		250	250,987
Series 15A
5.00%, 08/01/16		100	100,395
Series A
5.00%, 08/01/16		195	195,770
5.25%, 08/01/16		250	251,042

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Massachusetts Health & Educational Facilities Authority RB Series O
5.00%, 07/01/16		$470	$470,061
Massachusetts Municipal Wholesale Electric Co. RB Series A
4.00%, 07/01/16		100	100,010
Massachusetts Port Authority RB Series D
5.50%, 07/01/16	(AGM)	165	165,023
Massachusetts School Building Authority RB Series A
4.00%, 08/15/16	(ETM) (AMBAC)	145	145,641
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/16		150	150,467
Series B
5.50%, 08/01/16	(ETM) (AGM)	100	100,430
Series J
5.25%, 08/01/16	(AGM)	240	241,003

			8,508,433
MICHIGAN — 0.45%
Michigan Finance Authority RB Series A
5.00%, 07/01/16		575	575,075

			575,075
MINNESOTA — 1.06%
State of Minnesota GO
Series D
4.00%, 08/01/16		135	135,417
5.00%, 08/01/16		270	271,067
Series F
4.00%, 08/01/16		945	947,920

			1,354,404
MISSISSIPPI — 3.15%
Mississippi Business Finance Corp. RB Class F
0.40%, 12/01/30	(Call 07/01/16)	3,900	3,900,000

Security		Principal (000s)	Value
Mississippi Development Bank RB Series A
5.00%, 07/01/16	(AMBAC)	$100	$100,012

			4,000,012
MISSOURI — 0.43%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/16	(ETM) (NPFGC-FGIC)	100	100,387
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16		300	300,039
Series B
4.00%, 07/01/16		150	150,015

			550,441
MONTANA — 0.02%
State of Montana GO Series G
4.00%, 08/01/16		25	25,077

			25,077
NEBRASKA — 0.18%
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16	(AMBAC)	225	225,430

			225,430
NEVADA — 0.72%
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16		150	150,019
County of Clark Department of Aviation RB Series D
5.00%, 07/01/16		100	100,013
County of Clark NV RB
5.00%, 07/01/16	(AMBAC)	300	300,039
Series A
5.00%, 07/01/16		125	125,016
Series F
5.00%, 07/01/16		235	235,031

			910,118

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
NEW HAMPSHIRE — 0.45%
City of Nashua NH GO
5.00%, 07/15/16	(NPFGC)	$100	$100,191
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/16		365	367,077
State of New Hampshire GO Series A
3.00%, 07/01/16		100	100,007

			567,275
NEW JERSEY — 1.38%
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16		450	450,058
Series D
5.00%, 07/01/16	(AGM)	100	100,012
Series E
5.00%, 07/01/16		100	100,013
State of New Jersey GO
Series H
5.25%, 07/01/16		105	105,014
5.25%, 07/01/16	(NPFGC)	100	100,013
Series L
5.25%, 07/15/16	(AMBAC)	520	521,030
Series M
5.50%, 07/15/16	(AMBAC)	125	125,260
Series O
5.00%, 08/01/16		100	100,386
Series Q
4.00%, 08/15/16		150	150,652

			1,752,438
NEW MEXICO — 1.52%
Albuquerque Bernalillo County Water Utility Authority RB Series A
5.25%, 07/01/16	(AMBAC)	100	100,013
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	100,309
Series B
5.00%, 08/01/16	(SAW)	150	150,592

Security		Principal (000s)	Value
City of Albuquerque NM GO
Series A
3.00%, 07/01/16		$100	$100,007
4.00%, 07/01/16		105	105,011
Series B
4.50%, 07/01/16	(NPFGC)	100	100,011
City of Albuquerque NM RB Series B
5.00%, 07/01/16		200	200,026
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	200	200,432
4.00%, 08/01/16	(SAW)	100	100,302
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/16		470	470,061
Series B
5.00%, 07/01/16		300	300,039

			1,926,803
NEW YORK — 7.91%
City of New York NY GO
Series A
3.00%, 08/01/16		220	220,475
Series A-1
4.00%, 08/15/16		125	125,546
5.00%, 08/01/16		265	266,026
5.00%, 08/15/16		300	301,686
Series B
4.00%, 08/01/16		1,840	1,845,538
5.00%, 08/01/16		440	441,703
Series C
3.00%, 08/01/16		100	100,216
5.00%, 08/01/16		175	175,677
5.25%, 08/01/16		100	100,409
Series D
5.00%, 08/01/16		100	100,387
Series E
5.00%, 08/01/16		600	602,322
Series F
3.00%, 08/01/16		225	225,486
5.00%, 08/01/16		260	261,006
Series G
4.00%, 08/01/16	(AGM)	100	100,301
5.00%, 08/01/16		250	250,968
5.25%, 08/01/16		200	200,818

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series I
3.00%, 08/01/16		$200	$200,432
5.00%, 08/01/16		100	100,387
Series J
5.00%, 08/01/16		325	326,258
Series J-1
4.00%, 08/01/16		150	150,452
5.00%, 08/01/16		440	441,703
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/16	(SAP)	300	300,045
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	105,153
5.00%, 07/15/16	(SAW)	500	500,934
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16	(ETM)	110	110,235
3.00%, 08/01/16		90	90,196
4.00%, 08/01/16	(ETM)	55	55,165
4.00%, 08/01/16		45	45,137
5.00%, 08/01/16	(ETM)	35	35,135
5.00%, 08/01/16		130	130,507
Series A-3
5.00%, 08/01/16	(ETM)	100	100,392
New York State Dormitory Authority RB
4.13%, 07/01/16		100	100,010
5.00%, 07/01/16		635	635,083
5.00%, 07/01/16	(SAP)	100	100,013
5.00%, 08/01/16		100	100,388
Series A
4.00%, 07/01/16		100	100,010
5.00%, 07/01/16		95	95,012
5.00%, 07/01/16	(GOI)	140	140,018
Series B
5.00%, 07/01/16		250	250,033
Port Authority of New York & New Jersey RB
5.00%, 08/15/16	(AGM)	425	427,427
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	100,304

			10,058,993

Security	Principal (000s)	Value
NORTH CAROLINA — 1.25%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16	(ETM)	$200	$200,786
City of Charlotte NC GO
5.00%, 08/01/16	295	296,165
City of Charlotte NC Water & Sewer System Revenue RB Series A
5.00%, 07/01/16	275	275,036
County of Forsyth NC GO
3.50%, 08/01/16	100	100,266
4.00%, 07/01/16	150	150,015
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16	150	150,335
4.00%, 08/01/16	115	115,355
5.00%, 08/01/16	150	150,592
State of North Carolina GO Series A
5.00%, 09/01/16	150	151,164

1,589,714
OHIO — 1.22%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16	125	125,719
Series A
4.00%, 07/01/16	100	100,010
5.00%, 08/15/16	100	100,575
City of Columbus OH GOL
4.00%, 08/15/16	250	251,125
State of Ohio Department of Administration COP
5.00%, 09/01/16	150	151,141
State of Ohio GO
5.00%, 08/01/16	200	200,786
Series A
4.00%, 08/01/16	100	100,310
Series C
5.00%, 08/01/16	525	527,069

1,556,735

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
OKLAHOMA — 1.29%
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16		$240	$240,010
4.00%, 07/01/16		250	250,025
5.00%, 07/01/16		110	110,014
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16		250	250,010
Oklahoma Department of Transportation RB
5.00%, 09/01/16		85	85,629
State of Oklahoma GO Series A
2.50%, 07/15/16		200	200,176
Tulsa County Independent School District No. 1 Tulsa GO Series B
1.25%, 08/01/16		250	250,167
University of Oklahoma (The) RB Series A
4.00%, 07/01/16	(NPFGC)	250	250,025

			1,636,056
OREGON — 0.29%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 08/01/16		100	100,397
State of Oregon GO
Series A
4.00%, 08/01/16		165	165,512
5.00%, 08/01/16		100	100,396

			366,305
PENNSYLVANIA — 2.71%
City of Philadelphia PA GO
5.00%, 08/01/16	(CIFG)	100	100,394
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 08/01/16	(AMBAC)	175	175,686
Series C
5.00%, 08/01/16	(AGM)	250	250,980

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		$200	$200,026
Series A
5.00%, 07/15/16		200	200,378
Third Series
5.38%, 07/01/16	(NPFGC)	1,085	1,085,152
County of Butler PA GO
4.00%, 07/15/16		110	110,164
County of Chester PA GO Series C
4.00%, 07/15/16		160	160,237
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16		595	595,060
5.00%, 07/01/16		465	465,060
Pennsylvania State University RB
5.25%, 08/15/16		100	100,600

			3,443,737
RHODE ISLAND — 0.14%
State of Rhode Island GO
5.00%, 08/01/16	(ETM) (AMBAC)	180	180,704

			180,704
SOUTH DAKOTA — 0.08%
Sioux Falls School District No. 49-5/SD GO Series B
5.00%, 07/01/16	(ETM)	100	100,013

			100,013
TENNESSEE — 1.43%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16		225	225,029
Series B
4.00%, 08/01/16		125	125,388
5.00%, 08/01/21	(PR 08/01/16)	420	421,634
Series D
5.00%, 07/01/16		350	350,045

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB Series A
5.00%, 07/01/16		$150	$150,020
State of Tennessee GO Series A
4.00%, 08/01/16		550	551,699

			1,823,815
TEXAS — 12.95%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	100,650
Austin Independent School District GO
5.00%, 08/01/16		100	100,396
5.00%, 08/01/16	(PSF)	325	326,290
Series A
4.00%, 08/01/16	(NPFGC)	100	100,310
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16	(AGM)	85	85,162
5.25%, 07/15/16	(AGM)	260	260,525
City of El Paso TX GOL Series A
5.00%, 08/15/16		150	150,846
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/16	(NPFGC)	125	125,016
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16		115	115,654
City of San Antonio TX GOL
5.00%, 08/01/16		100	100,396
County of Dallas TX GOL
5.00%, 08/15/16		100	100,567
County of Harris TX GO
Series A
5.00%, 08/15/16		150	150,856
Series C
5.00%, 08/15/16		100	100,576
County of Harris TX GOL Series C
4.00%, 08/15/16		150	150,669

Security		Principal (000s)	Value
County of Harris TX RB Series A
5.00%, 08/15/16	(NPFGC)	$350	$351,967
County of Tarrant TX GOL
5.00%, 07/15/16		300	300,576
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	250	251,345
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	201,142
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	100,394
Edinburg Consolidated Independent School District/TX GO Series A
5.00%, 08/15/16	(AGM)	150	150,851
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	321,827
Frisco Independent School District GO
3.00%, 08/15/16	(PSF)	150	150,477
Series A
5.25%, 08/15/16	(PSF)	100	100,602
Gulf Coast Industrial Development Authority RB
0.35%, 11/01/41	(Call 06/30/16)	3,700	3,700,000
Houston Independent School District GOL Series A
5.00%, 08/15/16	(PSF)	275	276,587
Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	200	200,782
Leander Independent School District GO
5.00%, 08/15/16	(ETM) (PSF)	95	95,540
5.00%, 08/15/16	(PSF)	5	5,028
Lewisville Independent School District GO
0.00%, 08/15/16	(PSF)	150	149,906
5.00%, 08/15/16	(PSF)	245	246,399
Series A
4.00%, 08/15/16	(PSF)	125	125,558
Magnolia Independent School District/TX GO
5.00%, 08/15/16	(PSF)	100	100,571

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
North East Independent School District/TX GO
5.00%, 08/01/16	(PSF)	$240	$240,953
Series A
5.00%, 08/01/16	(PSF)	185	185,734
North Texas Municipal Water District RB
5.00%, 09/01/16		590	594,596
Northside Independent School District GO Series A
5.25%, 08/15/16	(PSF)	150	150,903
Permanent University Fund RB Series B
5.00%, 07/01/16		300	300,039
Round Rock Independent School District GO
5.00%, 08/01/16		200	200,788
Series A
4.00%, 08/01/16		150	150,462
San Antonio Independent School District/TX GO
5.00%, 08/15/16	(PSF)	125	125,721
Socorro Independent School District GO Series A
5.00%, 08/15/16	(PSF)	150	150,857
State of Texas GO
5.00%, 08/01/16		165	165,655
Series B
5.00%, 08/01/16		200	200,794
Series C
4.00%, 08/01/16		100	100,311
Series E
5.00%, 08/01/16		150	150,596
Texas Municipal Power Agency RB
0.00%, 09/01/16	(ETM)	85	84,924
0.00%, 09/01/16		195	194,756
Texas Public Finance Authority RB
5.00%, 07/01/16		500	500,065
Texas Tech University RB Series S
3.00%, 08/15/16		1,685	1,690,392

Security		Principal (000s)	Value
Texas Water Development Board RB Series A
5.00%, 07/15/16		$775	$776,488
University of Texas System (The) RB
Series A
5.00%, 08/15/16		460	462,599
Series B
5.00%, 08/15/24	(PR 08/15/16)	750	754,275
Series C
5.00%, 08/15/16		480	482,712

			16,461,085
UTAH — 2.16%
County of Salt Lake UT RB Series A
5.00%, 08/15/16		100	100,572
Intermountain Power Agency RB
Series A
4.00%, 07/01/16		340	340,034
5.00%, 07/01/16		100	100,013
5.00%, 07/01/16	(AMBAC)	240	240,031
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/16		220	220,022
State of Utah GO
Series A
4.00%, 07/01/16		200	200,020
5.00%, 07/01/16		1,455	1,455,189
Series C
5.00%, 07/01/16		90	90,012

			2,745,893
VERMONT — 0.20%
State of Vermont GO Series D
4.00%, 08/15/16		250	251,128

			251,128
VIRGINIA — 2.78%
City of Fairfax VA GO
2.50%, 07/15/16		40	40,034
County of Arlington VA GO
5.00%, 08/01/16		250	250,995
5.00%, 08/01/18	(PR 08/01/16)	200	200,768
Series C
4.00%, 08/15/16		200	200,906

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Virginia Beach Development Authority RB
Series A
5.00%, 07/15/16		$100	$100,189
Series C
5.00%, 08/01/16		220	220,860
Virginia College Building Authority RB
4.00%, 09/01/16		100	100,606
4.25%, 09/01/16		175	176,136
Virginia Public Building Authority RB
5.00%, 08/01/19	(PR 08/01/16)	415	416,631
Series A
5.00%, 08/01/16		100	100,395
Series B
5.00%, 08/01/16		255	256,007
5.00%, 08/01/16	(SAP)	185	185,731
Series D
5.00%, 08/01/16		150	150,593
Virginia Public School Authority RB
Series A
3.00%, 08/01/16	(SAW)	100	100,222
5.00%, 08/01/16		200	200,788
Series B
5.00%, 08/01/16		260	261,024
Series C
5.00%, 08/01/16	(SAW)	570	572,246

			3,534,131
WASHINGTON — 4.55%
City of Seattle WA GOL
5.00%, 09/01/16		100	100,778
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/16		235	235,726
Energy Northwest RB
5.00%, 07/01/16	(ETM)	200	200,024
Series A
4.00%, 07/01/16	(ETM)	280	280,028
5.00%, 07/01/16	(ETM)	400	400,048
5.25%, 07/01/16		140	140,018
5.25%, 07/01/16	(ETM)	485	485,063
5.25%, 07/01/16	(ETM) (NPFGC)	190	190,025

Security		Principal (000s)	Value
Series B
7.13%, 07/01/16	(ETM)	$400	$400,076
Series C
5.00%, 07/01/16	(ETM)	160	160,019
Series D
5.00%, 07/01/16	(ETM)	335	335,040
Port of Seattle WA RB
Series A
4.00%, 08/01/16		165	165,507
5.00%, 09/01/16		95	95,733
State of Washington GO
5.00%, 07/01/16		360	360,047
5.00%, 07/01/16	(AGM)	250	250,032
Series 2010B
5.00%, 08/01/16		540	542,138
Series A
5.00%, 07/01/16		450	450,059
Series B
5.00%, 07/01/16		100	100,013
5.00%, 07/01/16	(AGM)	145	145,019
Series F
4.50%, 07/01/16		250	250,028
Series R-2011C
5.00%, 07/01/16		100	100,013
State of Washington RB
5.00%, 09/01/16		395	398,002

			5,783,436
WISCONSIN — 0.77%
State of Wisconsin RB Series 1
5.00%, 07/01/16		200	200,026
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16		100	100,013
Series A
5.00%, 07/01/16		150	150,020
5.25%, 07/01/16	(AGM)	275	275,038
WPPI Energy RB Series A
5.00%, 07/01/16		250	250,030

			975,127

TOTAL MUNICIPAL BONDS & NOTES (Cost: $124,754,803)			124,782,524

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds MuniCash Portfolio 0.24%[a,b]	79	79,431

		79,431

TOTAL SHORT-TERM INVESTMENTS (Cost: $79,431)		79,431

TOTAL INVESTMENTS IN SECURITIES — 98.24% (Cost: $124,834,234)[c]		124,861,955
Other Assets, Less Liabilities — 1.76%		2,241,285

NET ASSETS — 100.00%		$127,103,240

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

CIFG  —  CDC Assurance North America, Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $124,834,234. Net unrealized appreciation was $27,721, of which $28,451 represented gross unrealized appreciation on securities and $730 represented gross unrealized depreciation on securities.

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$124,782,524	$—	$124,782,524
Money market funds	79,431	—	—	79,431

Total	$79,431	$124,782,524	$—	$124,861,955

207

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.06%

ALABAMA — 0.46%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$183,823
Alabama Water Pollution Control Authority RB Series B
2.50%, 08/15/17		150	152,621
City of Huntsville AL GO Series A
4.00%, 09/01/17		290	301,461
State of Alabama GO Series A
4.00%, 06/01/17		250	257,877

			895,782
ALASKA — 0.65%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	129,270
5.00%, 06/30/17	(ETM) (NPFGC)	205	214,042
5.00%, 06/30/17	(NPFGC)	110	114,852
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	103,910
Series D
4.25%, 08/01/17	(AMBAC)	100	103,910
State of Alaska GO Series A
5.00%, 08/01/17		570	596,967

			1,262,951
ARIZONA — 4.45%
Arizona State University RB Series A
4.00%, 07/01/17		130	134,440
Arizona Transportation Board RB
5.00%, 07/01/17		860	898,304
Series A
4.00%, 07/01/17		150	155,106
City of Chandler AZ GO
3.00%, 07/01/17		100	102,447

Security		Principal (000s)	Value
City of Glendale AZ GOL
4.00%, 07/01/17		$100	$102,712
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	100	104,423
City of Mesa AZ RB
5.00%, 07/01/17		100	104,372
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	100	103,282
5.25%, 07/01/17	(ETM) (NPFGC-FGIC)	90	94,206
5.25%, 07/01/17	(NPFGC-FGIC)	105	109,885

City of Phoenix AZ GO Series A
5.00%, 07/01/17		480	501,379
City of Phoenix AZ GOL
4.00%, 07/01/17		150	155,184
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	102,437
4.00%, 07/01/17	(NPFGC)	175	181,011
5.00%, 07/01/17		400	417,698
5.50%, 07/01/17		325	341,100
Series A
4.00%, 07/01/17		180	186,053
5.00%, 07/01/17		165	172,060
Series B
5.00%, 07/01/17		325	339,475
Series C
5.00%, 07/01/17		310	323,392
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	104,392
City of Tempe AZ GO Series C
5.00%, 07/01/17		250	261,135
City of Tempe AZ RB
5.00%, 07/01/17		240	250,615
County of Maricopa AZ COP
5.00%, 07/01/17		250	260,518
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	103,404

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17	(AGM)	$180	$187,063
5.00%, 07/01/17	(AGM)	195	203,625
Maricopa County Community College District GO
4.00%, 07/01/17		525	543,144
Series C
5.00%, 07/01/17		290	302,917
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	555	579,548
Maricopa County Unified School District No. 04 Mesa GO Series C
4.00%, 07/01/17		170	175,823
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	102,284
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/17	(NPFGC)	90	93,083
Pima County Regional Transportation Authority RB
4.00%, 06/01/17		300	309,444
Regional Public Transportation Authority RB Series A
5.00%, 07/01/17		100	104,454
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	208,846
State of Arizona COP
4.00%, 09/01/17		100	103,816
Town of Gilbert AZ GO
5.00%, 07/01/17		110	114,843

			8,637,920
ARKANSAS — 0.05%
State of Arkansas GO Series A
5.00%, 06/01/17		100	104,067

			104,067

Security		Principal (000s)	Value
CALIFORNIA — 12.37%
Acalanes Union High School District GO
0.00%, 08/01/17	(NPFGC)	$100	$99,028
Anaheim Union High School District GO
5.00%, 08/01/17		105	110,003
Berkeley Unified School District/CA GO
4.00%, 08/01/17		150	155,676
Cabrillo Community College District GO
5.00%, 08/01/17		100	104,787
California State Public Works Board RB
Series A
4.00%, 09/01/17		300	311,961
5.00%, 06/01/17		250	260,147
Series C
5.00%, 06/01/17		395	411,033
Series F
5.00%, 09/01/17		200	210,278
Series I
5.00%, 06/01/17		275	286,162
City & County of San Francisco CA GO Series R1
5.00%, 06/15/17		150	156,525
City of Cupertino CA COP
2.00%, 07/01/17		100	101,529
City of Los Angeles CA GO
4.00%, 09/01/17		100	104,059
Series A
4.00%, 09/01/17		150	156,089
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/17		200	208,172
Series A
4.00%, 06/01/17		625	644,812
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		105	108,915
Series A
3.00%, 06/01/17		125	127,873
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/17		225	234,929
County of Sacramento CA Airport System Revenue RB Series D
3.75%, 07/01/17	(AGM)	380	391,446

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGM)	$200	$207,434
Eastside Union School District GO Series A
0.00%, 08/01/17	(NPFGC)	250	247,265
Escondido Union School District/CA GO Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	167,747
Evergreen School District GO Series A
6.00%, 08/01/17	(AGM)	100	105,790
Fullerton School District GO
4.00%, 08/01/17		145	150,407
Hayward Unified School District GO
4.00%, 08/01/17	(AGM)	100	103,551
Long Beach Unified School District GO Series A
5.00%, 08/01/17		185	193,899
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/17		420	440,202
5.00%, 08/01/32	(PR 08/01/17)	300	314,571
Series F
5.00%, 08/01/17		75	78,608
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	(ETM)	210	220,563
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		220	229,959
Series B
5.00%, 07/01/17		915	956,290
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17		300	310,896
5.00%, 07/01/17		410	428,475
Series A-1
5.00%, 07/01/17	(AMBAC)	270	282,166

Security		Principal (000s)	Value
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/17		$1,000	$1,044,440
Series A-1
4.00%, 07/01/17		570	589,636
5.50%, 07/01/17	(FGIC)	135	141,673
Series B
4.00%, 07/01/17	(AMBAC)	150	155,168
Series C
2.00%, 07/01/17		500	507,240
4.00%, 07/01/17	(AGM)	100	103,445
Series I
5.00%, 07/01/17		100	104,444
Series KRY
4.00%, 07/01/17		100	103,445
5.00%, 07/01/17		145	151,444
Series KY
5.00%, 07/01/17		320	334,221
M-S-R Public Power Agency RB Series L
5.00%, 07/01/17	(AGM)	100	104,310
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17		135	139,734
Series E
4.00%, 07/01/17		100	103,507
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17		75	77,960
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	99,269
Northern California Power Agency RB
Series A
3.00%, 06/01/17		150	153,419
5.00%, 06/01/17		100	104,129
Oak Grove School District GO Series B
4.00%, 08/01/17		125	129,619
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	233,971
Placentia-Yorba Linda Unified School District GO
4.00%, 08/01/17		150	155,526

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Sacramento County Water Financing Authority RB
5.00%, 06/01/17		$250	$260,017
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	227,570
5.00%, 08/15/17	(AGM)	655	687,619
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/17		200	208,620
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/17	(ETM)	285	298,808
San Diego Unified School District/CA GO Series D-1
5.50%, 07/01/17	(NPFGC)	365	383,042
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17		225	231,104
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/17		100	103,527
San Francisco Unified School District GO Series A
5.00%, 06/15/17		260	271,183
San Jose Financing Authority RB Series A
4.00%, 06/01/17		125	129,000
San Juan Unified School District GO Series B
2.00%, 08/01/17		150	152,333
San Mateo County Community College District GO
4.00%, 09/01/17		345	359,169
San Mateo County Transit District RB Series A
5.25%, 06/01/17	(ETM) (NPFGC)	130	135,659

Security		Principal (000s)	Value
San Mateo Foster City School District/CA GO Series A
2.00%, 08/01/17		$175	$177,741
Santa Clara Unified School District GO
5.00%, 07/01/17		200	208,888
Santa Margarita-Dana Point Authority RB Series 2014A
5.00%, 08/01/17		100	104,899
Santa Monica Community College District GO
5.00%, 08/01/17		245	256,784
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	105,114
Southern California Public Power Authority RB
5.00%, 07/01/17		460	480,442
Series A
5.00%, 07/01/17		635	663,274
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	231,176
State of California GO
4.00%, 09/01/17		1,065	1,107,802
4.20%, 06/01/17	(SGI)	280	289,386
5.00%, 06/01/17	(SGI)	915	952,286
5.00%, 09/01/17		175	184,049
Series A
4.25%, 07/01/17	(ETM)	30	31,118
5.00%, 07/01/17	(ETM)	1,070	1,117,882
Series B
5.00%, 09/01/17		1,100	1,156,881
West Basin Municipal Water District/CA RB Series A
4.00%, 08/01/17		50	51,869
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	104,754

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
West Valley-Mission Community College District GO Series A
4.00%, 08/01/17		$200	$207,590

			24,037,433
COLORADO — 1.19%
City & County of Denver CO GO Series A
5.00%, 08/01/17		200	209,620
City & County of Denver CO RB Series A
5.00%, 09/01/17	(ETM) (AGM)	350	367,916
County of Boulder CO RB
5.00%, 07/15/17		50	52,305
Platte River Power Authority RB Series GG
4.50%, 06/01/17	(AGM)	70	72,564
Regional Transportation District COP Series A
5.00%, 06/01/17		300	311,712
University of Colorado RB
Series A
4.00%, 06/01/17		75	77,369
5.00%, 06/01/17		750	780,975
Series B
4.00%, 06/01/17		125	128,948
5.00%, 06/01/17		305	317,596

			2,319,005
CONNECTICUT — 1.65%
City of Danbury CT GO Series B
5.00%, 07/01/17		265	276,639
City of Hartford CT GO Series A
5.25%, 08/15/17	(ETM) (AMBAC)	100	105,229
City of Stamford CT GO Series B
5.00%, 07/01/17		300	313,395

Security		Principal (000s)	Value
Connecticut State Health & Educational Facility Authority RB Series A
0.80%, 07/01/48		$100	$100,110
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	208,456
Series C
5.00%, 06/01/17		1,130	1,175,188
5.00%, 06/15/17		100	104,164
Series E
4.00%, 08/15/17		150	155,631
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	180	186,671
Series B
5.25%, 07/01/17	(AMBAC)	480	502,478
University of Connecticut RB Series A
4.00%, 08/15/17		75	77,866

			3,205,827
DELAWARE — 1.13%
City of Wilmington DE GO Series A
5.00%, 06/01/17	(AGM)	100	104,130
County of New Castle DE GO
Series A
5.00%, 07/15/17	(ETM)	70	73,216
5.00%, 07/15/17		130	136,027
Series B
5.00%, 07/15/17		130	136,027
Delaware Transportation Authority RB
5.00%, 07/01/17		290	303,038
5.00%, 09/01/17		120	126,079
Series A
5.00%, 07/01/17		580	606,077
State of Delaware GO
Series A
3.00%, 07/01/17		130	133,181
5.00%, 07/01/17		280	292,443
Series B
5.00%, 07/01/17		275	287,221

			2,197,439

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.72%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	$870	$905,522
Series C
5.00%, 06/01/17	(AGM)	100	104,083
Series F
5.00%, 06/01/17	(BHAC)	375	390,311

			1,399,916
FLORIDA — 5.67%
Central Florida Expressway Authority RB
5.00%, 07/01/17		175	182,560
County of Hillsborough FL Utility Revenue RB Series A
4.00%, 08/01/17		195	202,094
County of Miami-Dade FL GO
5.00%, 07/01/17		120	125,370
Series B
5.00%, 07/01/17		100	104,475
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC-FGIC)	100	104,111
5.00%, 08/01/17	(NPFGC-FGIC)	275	287,790
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	144,680
5.00%, 07/01/17		200	208,682
5.00%, 07/01/17	(AGM)	225	234,767
Series A
3.00%, 07/01/17		100	102,345
County of Palm Beach FL GO
5.00%, 08/01/17		290	304,013
County of Palm Beach FL RB
4.00%, 06/01/17		350	361,182
Florida Department of Environmental Protection RB
5.00%, 07/01/17		125	130,465
5.00%, 07/01/17	(AGM)	195	203,625
Series A
3.25%, 07/01/17		180	184,725
4.00%, 07/01/17		200	206,748
Series B
5.00%, 07/01/17		115	120,028
5.25%, 07/01/17		285	298,170

Security		Principal (000s)	Value
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		$845	$882,636
Series C
5.00%, 07/01/17		350	365,589
Lee County School Board COP
Series B
5.00%, 08/01/17		300	314,121
Miami-Dade County Expressway Authority RB Series A
State of Connecticut Special Tax Revenue ST
5.00%, 07/01/17		100	104,320
Palm Beach County School District COP
Series B
3.00%, 08/01/17		100	102,458
5.00%, 08/01/17		150	156,927
School Board of Miami-Dade County ( The) COP Series A
5.00%, 08/01/17	(AMBAC)	100	104,668
State of Florida GO
5.00%, 07/01/17		435	454,645
Series A
5.00%, 06/01/17		1,160	1,207,688
5.00%, 07/01/17		340	355,354
Series B
5.00%, 06/01/17		610	635,077
Series C
5.00%, 06/01/17		270	281,100
Series D
5.00%, 06/01/17		225	234,250
5.50%, 06/01/17		330	345,078
Series E
5.00%, 06/01/17		175	182,194
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		545	569,274
5.00%, 07/01/17	(AMBAC)	130	135,790
Series B
5.00%, 07/01/17		260	271,580
Series C
5.00%, 07/01/17		430	449,152

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series E
5.00%, 07/01/17		$225	$235,022
Volusia County School Board COP
5.00%, 08/01/17		125	130,828

			11,023,581
GEORGIA — 3.39%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		140	145,523
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	312,363
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	197,524
Series A
4.00%, 06/01/17	(AGM)	100	102,989
5.00%, 06/01/17		575	597,828
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/17	(GTD)	450	466,677
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/17	(NPFGC)	315	328,967
State of Georgia GO
Series A
5.00%, 07/01/17		320	334,221
Series B
5.00%, 07/01/17		100	104,444
Series D
5.00%, 07/01/17		500	522,220
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	890,809
5.00%, 08/01/21	(PR 08/01/17)	950	995,609
Series I
5.00%, 07/01/17		660	689,330
Series J-1
4.00%, 07/01/17		875	905,144

			6,593,648

Security		Principal (000s)	Value
HAWAII — 1.15%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	(ETM)	$50	$51,848
4.00%, 08/01/17		75	77,771
Series B
2.50%, 08/01/17		100	102,073
5.00%, 08/01/17		275	288,164
Series F
5.00%, 09/01/17		115	120,910
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		100	101,398
3.25%, 07/01/17		100	102,645
4.25%, 07/01/17	(NPFGC)	150	155,466
5.00%, 07/01/17		125	130,490
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	262,025
Series DQ
5.00%, 06/01/17		435	452,800
Series DR
5.00%, 06/01/17		155	161,343
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		220	230,899

			2,237,832
IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	102,549

			102,549
ILLINOIS — 2.25%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17	(ETM)	10	10,439
5.00%, 07/01/17		225	234,790

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(ETM) (NPFGC)	$50	$49,615
0.00%, 06/15/17	(NPFGC-FGIC)	180	177,786
5.20%, 06/15/17	(NPFGC)	100	103,608
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	93,503
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	156,511
6.00%, 07/01/17	(NPFGC-FGIC)	200	210,616
State of Illinois GO
5.00%, 06/01/17		75	77,720
5.00%, 08/01/17		475	493,625
First Series
5.50%, 08/01/17	(NPFGC)	35	36,663
Series A
5.00%, 06/01/17		850	878,679
State of Illinois RB
4.00%, 06/15/17		200	206,364
5.00%, 06/15/17		895	932,017
5.00%, 06/15/17	(ETM)	5	5,210
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	320	334,730
Series B
4.50%, 06/15/17		350	362,806

			4,364,682
INDIANA — 0.80%
Indiana Finance Authority RB Series C
5.00%, 07/01/17		50	52,135
Indiana University RB
Series A
2.00%, 06/01/17		100	101,345
Series V-1
3.00%, 08/01/17		275	282,279
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/17		320	332,672
Purdue University RB
Series BB-1
4.00%, 07/01/17		105	108,650

Security		Principal (000s)	Value
Series Z-1
5.00%, 07/01/17		$655	$684,311

			1,561,392
IOWA — 0.76%
City of Des Moines IA GO Series A
5.00%, 06/01/17		400	415,728
Iowa Finance Authority RB
4.25%, 08/01/17	(ETM)	250	259,945
5.00%, 08/01/17		250	261,998
Series A
4.00%, 08/01/17		155	160,761
State of Iowa RB
4.00%, 06/15/17		150	154,887
Series A
5.00%, 06/01/17	(ETM)	215	223,697

			1,477,016
KANSAS — 0.25%
Johnson County Water District No. 1 RB
4.50%, 06/01/17		400	414,324
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/17		75	78,881

			493,205
KENTUCKY — 0.56%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17		400	419,448
Kentucky Public Transportation Infrastructure Authority RB Series A
3.00%, 07/01/17		50	51,157
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17		150	156,993
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/17		450	469,580

			1,097,178

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
LOUISIANA — 0.52%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	$165	$170,161
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17		110	114,213
State of Louisiana GO
Series C
5.00%, 07/15/17		565	590,255
State of Louisiana RB Series A
4.00%, 06/15/17		140	144,521

			1,019,150
MAINE — 0.40%
Maine Turnpike Authority RB
5.00%, 07/01/17	(AGM)	100	104,434
5.25%, 07/01/37	(PR 07/01/17)	250	261,708
State of Maine GO
5.00%, 06/01/17		400	416,484

			782,626
MARYLAND — 3.55%
City of Baltimore MD RB
Series D
5.00%, 07/01/17	(AMBAC)	150	156,558
City of Frederick MD GO
5.00%, 09/01/17		100	105,187
County of Baltimore MD GO
5.00%, 08/01/17		345	361,594
County of Frederick MD GO
4.00%, 06/01/17		50	51,585
5.00%, 06/01/18	(PR 06/01/17)	100	104,067
Series B
4.00%, 08/01/17		100	103,729
County of Howard MD GO Series B
5.00%, 08/15/17		365	383,177
County of Montgomery MD GO
5.00%, 07/01/17		200	208,888
Series A
5.00%, 07/01/17		100	104,444
5.00%, 08/01/17		200	209,620

Security		Principal (000s)	Value
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	$350	$366,117
Series B
5.00%, 07/15/17		200	209,186
Series C
5.00%, 08/01/17		200	209,574
Maryland State Transportation Authority RB
5.00%, 07/01/17		250	261,110
Series A
4.00%, 07/01/17		380	393,091
5.00%, 07/01/17		100	104,444
State of Maryland Department of Transportation RB Second Series
5.00%, 06/01/17		100	104,086
State of Maryland GO
5.00%, 08/15/23	(PR 08/15/17)	250	262,313
Second Series
5.00%, 07/15/17		275	287,691
5.00%, 08/01/17		485	508,329
Second Series A
3.00%, 08/15/17		100	102,741
Second Series B
5.00%, 08/01/17		725	759,872
5.25%, 08/15/17		360	378,936
Series B
4.50%, 08/01/17		250	260,673
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17		475	494,409
Series A
5.00%, 06/01/17		400	416,344

			6,907,765
MASSACHUSETTS — 5.52%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	104,043
Series C
5.25%, 08/01/17		240	252,281

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17		$130	$134,532
Series A
4.00%, 08/01/17		300	311,295
5.00%, 08/01/17		450	471,811
Series B
3.00%, 07/01/17		100	102,487
3.00%, 08/01/17		180	184,831
4.00%, 08/01/17		250	259,413
5.00%, 06/01/17		210	218,654
5.00%, 07/01/17		400	417,940
5.00%, 08/01/17		350	366,965
Series C
4.13%, 08/01/17	(AGM)	120	124,681
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	450	471,550
Series D
5.50%, 08/01/17		215	226,584
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17		175	182,868
5.25%, 07/01/17		385	403,149
Series C
5.50%, 07/01/17	(ETM)	205	214,986
5.50%, 07/01/17		990	1,039,450
Series D
5.00%, 07/01/17	(ETM)	500	521,860
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17		500	524,050
Series 12
5.25%, 08/01/17		950	998,260
Series 14
3.50%, 08/01/17		100	103,188
5.00%, 08/01/17		245	256,785
Series A
5.25%, 08/01/17		485	509,638
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	471,775

Security		Principal (000s)	Value
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		$100	$104,331
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	103,832
Series D
5.00%, 07/01/17	(AGM)	140	146,063
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17		835	867,481
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17	(ETM)	65	68,252
5.25%, 08/01/17		475	499,344
5.25%, 08/01/17	(ETM) (AGM)	55	57,752

			10,720,131
MICHIGAN — 0.71%
Michigan Finance Authority RB Series A
5.00%, 07/01/17		1,215	1,269,116
Michigan State University RB Series A
4.00%, 08/15/17		100	103,832

			1,372,948
MINNESOTA — 1.54%
State of Minnesota GO
5.00%, 08/01/17		905	948,322
5.00%, 08/01/17	(ETM)	5	5,235
Series A
5.00%, 06/01/17		125	130,084
5.00%, 08/01/17		175	183,377
Series B
5.00%, 08/01/17		275	288,164
Series C
5.00%, 08/01/17		235	246,249
Series D
3.00%, 08/01/17		200	205,250
4.00%, 08/01/17		100	103,706

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
5.00%, 08/01/17		$465	$487,260
Series F
4.00%, 08/01/17		375	388,898

			2,986,545
MISSISSIPPI — 0.05%
Mississippi Development Bank RB Series C
5.00%, 08/01/17		100	104,383

			104,383
MISSOURI — 0.22%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17	(ETM)	5	5,222
5.00%, 07/01/17		245	255,888
Series B
5.00%, 07/01/17		150	156,666

			417,776
MONTANA — 0.11%
Montana Department of Transportation RB
4.00%, 06/01/17	(ETM)	200	206,210

			206,210
NEBRASKA — 0.21%
City of Omaha NE GO
5.00%, 06/01/17		250	260,098
Nebraska Public Power District RB
4.00%, 07/01/17		150	155,184

			415,282
NEVADA — 2.10%
Clark County School District GOL
Series A
5.50%, 06/15/17		100	104,644
Series C
5.00%, 06/15/17		115	119,792
Series D
4.00%, 06/15/17		250	258,032
Series B
4.50%, 06/15/17	(AMBAC)	475	492,580
County of Clark Department of Aviation RB Series D
5.00%, 07/01/17		505	526,922

Security		Principal (000s)	Value
County of Clark NV RB
5.00%, 07/01/17		$300	$312,993
5.00%, 07/01/17	(AMBAC)	250	260,930
Series B
3.00%, 07/01/17		150	153,456
Las Vegas Valley Water District GOL Series B
4.00%, 06/01/17		100	103,120
State of Nevada GOL
4.00%, 08/01/17		150	155,575
Series D
5.00%, 06/01/17		425	442,353
State of Nevada RB
5.00%, 06/01/17		805	837,715
Washoe County School District/NV GOL
4.00%, 06/01/17		100	103,111
Series A
4.13%, 06/01/17		110	113,548
Series F
3.00%, 06/01/17		100	102,195

			4,086,966
NEW HAMPSHIRE — 0.79%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17		150	155,748
5.00%, 08/15/17		475	498,247
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	208,888
Series B
4.00%, 06/01/17		100	103,170
5.00%, 06/01/17		200	208,172
State of New Hampshire RB
5.00%, 09/01/17		350	367,521

			1,541,746
NEW JERSEY — 1.94%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	104,723
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		115	117,086
5.00%, 06/15/17		250	259,288

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
New Jersey Economic Development Authority RB
5.00%, 06/15/17		$150	$154,692
Series GG
5.00%, 09/01/17	(ETM) (SAP)	40	42,019
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17		250	259,862
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	329,043
Series AA
5.00%, 06/15/17		370	383,856
State of New Jersey GO
5.00%, 06/01/17		215	223,106
5.00%, 08/01/17		100	104,428
5.00%, 06/01/23	(PR 06/01/17)	160	166,480
5.00%, 06/01/25	(PR 06/01/17)	150	156,075
5.00%, 06/01/26	(PR 06/01/17)	100	104,050
5.00%, 06/01/27	(PR 06/01/17)	295	306,947
Series H
5.25%, 07/01/17		125	130,429
Series L
5.25%, 07/15/17	(AMBAC)	380	397,134
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	419,068
Series Q
5.00%, 08/15/17		100	104,584

			3,762,870
NEW MEXICO — 1.68%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17	(SAW)	225	233,451
City of Albuquerque NM GO Series A
4.00%, 07/01/17		100	103,476
City of Albuquerque NM RB Series B
5.00%, 07/01/17		150	156,635

Security	Principal (000s)	Value
County of Santa Fe NM GO
4.00%, 07/01/17	$100	$103,476
New Mexico Finance Authority RB
4.50%, 06/01/17	100	103,603
Series B
5.00%, 06/15/17	600	625,572
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	262,010
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17	100	104,475
Series A
5.00%, 07/01/17	1,175	1,227,581
Series A-2
5.00%, 07/01/17	175	182,831
Series B
5.00%, 07/01/17	150	156,712

3,259,822
NEW YORK — 9.33%
City of Albany NY GOL Series A
2.00%, 07/01/17	100	101,367
City of New York NY GO
Series 1
5.00%, 08/01/17	50	52,372
Series A
3.00%, 08/01/17	100	102,581
Series A-1
4.00%, 08/01/17	115	119,211
4.00%, 08/15/17	250	259,480
4.20%, 08/01/17	210	218,144
5.00%, 08/01/17	835	874,604
Series B
4.00%, 08/01/17	250	259,155
5.00%, 08/01/17	2,220	2,325,294
Series C
3.00%, 08/01/17	100	102,581
4.00%, 08/01/17	250	259,155
5.00%, 08/01/17	835	874,605
5.25%, 08/01/17	100	105,013
Series E
4.00%, 08/01/17	555	575,324
5.00%, 08/01/17	905	947,924

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series F
5.00%, 08/01/17		$200	$209,486
Series G
4.00%, 08/01/17		540	559,775
5.00%, 08/01/17		100	104,743
Series H
4.00%, 08/01/17		200	207,324
Series I
5.00%, 08/01/17		600	628,458
Series I-1
4.00%, 08/01/17		120	124,394
5.00%, 08/01/17		650	680,829
Series J-1
5.00%, 08/01/17		585	612,747
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/17	(SAP)	345	362,198
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	362,183
4.50%, 07/15/17	(SAW)	275	285,997
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17	(ETM)	20	20,944
5.00%, 08/01/17		275	288,192
Series A-3
4.00%, 08/01/17	(ETM)	335	347,385
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17		250	259,205
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	(ETM)	390	406,567
Series EE
3.00%, 06/15/17		100	102,333
5.00%, 06/15/17	(ETM)	165	172,009
Series FF-1
4.00%, 06/15/17		215	222,172

Security		Principal (000s)	Value
Series GG
4.00%, 06/15/17		$150	$155,004
5.00%, 06/15/17		100	104,291
New York State Dormitory Authority RB
3.00%, 07/01/17		130	133,036
4.75%, 07/01/17		100	104,122
5.00%, 07/01/17		795	830,324
Series A
3.10%, 07/01/17		200	205,216
5.00%, 07/01/17		675	704,716
6.00%, 07/01/17	(NPFGC)	100	105,360
Series B
5.00%, 07/01/17	(ETM) (AGM)	105	109,623
Series D
3.00%, 06/15/17		120	122,834
5.00%, 06/15/17		635	661,937
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		375	391,016
5.50%, 06/15/17		195	204,261
Series A
5.00%, 06/15/17		305	318,027
5.00%, 08/15/17		225	236,252
Series B
5.00%, 06/15/17		150	156,407
Series C
5.00%, 06/15/17		230	239,823
Port Authority of New York & New Jersey RB
5.00%, 08/15/17	(AGM)	100	104,952
Series 163
2.50%, 07/15/17	(GOI)	50	51,000
Series 180
3.00%, 06/01/17		50	51,117

			18,123,069
NORTH CAROLINA — 1.26%
City of Charlotte NC GO
5.00%, 08/01/17		645	676,025
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17		110	114,888

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Series B
4.00%, 07/01/17	$100	$103,445
5.00%, 07/01/17	200	208,888
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17	175	182,502
County of Guilford NC GO Series A
5.00%, 08/01/17	100	104,810
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	103,729
5.00%, 08/01/17	270	282,987
State of North Carolina GO Series B
5.00%, 06/01/17	645	671,355

2,448,629
OHIO — 2.37%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	635	666,623
Series A
5.00%, 07/01/17	115	120,111
5.00%, 08/15/17	75	78,735
Ohio State University (The) RB Series A
4.00%, 06/01/17	100	103,156
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/17	510	531,008
State of Ohio Department of Administration COP
5.00%, 09/01/17	105	110,294
State of Ohio GO
Series B
5.00%, 08/01/17	680	712,932
Series C
5.00%, 08/01/17	1,410	1,477,714
State of Ohio RB
Series 2007-1
5.00%, 06/15/17	(AGM)	130	135,482
5.50%, 06/15/17	(AGM)	100	104,694
Series 2008-1
5.00%, 06/15/17	540	562,772

4,603,521

Security		Principal (000s)	Value
OKLAHOMA — 1.22%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17		$100	$103,111
5.00%, 06/01/17	(BHAC)	150	156,111
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17		375	387,345
Series A
3.25%, 07/01/17		100	102,615
Series B
4.00%, 07/01/17		255	263,499
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	103,394
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17		150	151,423
2.50%, 08/01/17		65	66,320
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	102,355
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	104,886
Oklahoma Development Finance Authority RB
3.00%, 06/01/17		120	122,597
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	129,519
5.00%, 07/15/17		360	376,751
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	202,870

			2,372,796
OREGON — 1.07%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17		315	328,485
5.00%, 08/01/17		440	460,966
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM,GTD)	190	198,096

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	$100	$103,307
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM,GTD)	100	104,451
Multnomah County School District No. 1 Portland/OR GO Series B
5.00%, 06/15/17	(GTD)	100	104,261
Portland Community College District GO
5.00%, 06/15/17		375	390,979
State of Oregon GO Series A
5.00%, 08/01/17		215	225,318
State of Oregon GOL Series A
5.00%, 08/01/17		150	157,231

			2,073,094
PENNSYLVANIA — 4.22%
City of Philadelphia PA GO Series A
5.25%, 08/01/17	(AGM)	150	157,184
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17	(AGM)	175	182,290
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	78,279
First Series
5.00%, 08/15/17		350	367,087
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	183,381
Series T
5.00%, 07/01/17		450	469,674
Third Series
5.00%, 07/15/17		600	627,210
5.38%, 07/01/17		500	523,730
5.38%, 07/01/17	(AGM)	920	963,663
County of Bucks PA GO
5.00%, 06/01/17		150	156,138

Security	Principal (000s)	Value
Delaware County Authority RB
5.00%, 08/01/17	$150	$157,095
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17	450	472,158
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17	1,605	1,676,824
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17	150	154,254
5.00%, 08/01/17	285	298,130
5.00%, 09/01/17	125	131,484
Series AN
5.00%, 06/15/17	125	130,196
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17	715	745,116
Pennsylvania State University RB Series B
5.25%, 08/15/17	100	105,162
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17	(AGM)	250	259,782
Series C
5.25%, 06/01/17	(AGM)	250	260,355
Philadelphia Regional Port Authority RB
5.00%, 09/01/17	100	104,978

8,204,170
RHODE ISLAND — 0.06%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17	105	109,224

109,224
SOUTH CAROLINA — 0.39%
County of Charleston SC GO Series A
5.50%, 08/01/17	100	105,350
North Charleston Sewer District RB
4.00%, 07/01/17	100	103,282
South Carolina Ports Authority RB
5.00%, 07/01/17	125	130,144

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
State of South Carolina GO
Series A
5.00%, 06/01/17		$200	$208,172
5.00%, 07/01/17	(SAW)	200	208,888

			755,836
SOUTH DAKOTA — 0.11%
South Dakota State Building Authority RB
5.00%, 06/01/17	(ETM) (AGM)	85	88,441
5.00%, 06/01/17	(AGM)	115	119,581

			208,022
TENNESSEE — 1.23%
City of Johnson City TN GO
4.00%, 06/01/17		100	103,195
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		250	258,690
5.00%, 07/01/17		695	726,101
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	260,980
Metropolitan Nashville Airport Authority (The) RB Series A
4.13%, 07/01/17	(AGM)	100	103,519
State of Tennessee GO
Series A
4.00%, 08/01/17		695	720,993
Series C
5.00%, 09/01/17		200	210,374

			2,383,852
TEXAS — 7.75%
Austin Independent School District GO
4.00%, 08/01/17		250	259,377
5.00%, 08/01/17	(PSF)	215	225,212
Camino Real Regional Mobility Authority RB
5.00%, 08/15/17		125	130,990
City of Arlington TX GOL Series A
4.00%, 08/15/17		115	119,433

Security		Principal (000s)	Value
City of Austin TX GOL
5.00%, 09/01/17		$100	$105,199
City of Carrollton TX GOL
4.00%, 08/15/17		200	207,302
City of Dallas TX RB
5.00%, 08/15/17	(AGM)	100	104,422
City of El Paso TX GOL
5.00%, 08/15/17		100	104,859
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	182,525
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		650	681,960
City of San Antonio TX GOL
5.00%, 08/01/17		390	408,845
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(MT 08/14/17)	100	102,546
Corpus Christi Independent School District GO
5.00%, 08/15/17		320	335,808
County of Bexar TX GOL
5.00%, 06/15/17		50	52,121
County of Harris TX GOL Series C
5.00%, 08/15/17		390	409,313
County of Harris TX RB Series A
5.00%, 08/15/17	(NPFGC)	355	372,207
County of Tarrant TX GOL
4.00%, 07/15/17		345	357,361
5.00%, 07/15/17		200	209,242
Del Mar College District GOL
5.00%, 08/15/17		100	104,824
Denton Independent School District GO
4.50%, 08/15/17	(ETM)	75	78,333
4.50%, 08/15/17		50	52,144
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	209,834
Ennis Independent School District GO
5.00%, 08/15/17		125	131,034

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Frisco Independent School District GO
5.00%, 08/15/17	(PSF)	$100	$104,827
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	400	415,188
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	300	315,003
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	101,081
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	259,097
5.00%, 08/01/17	(PSF)	100	104,750
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	49,646
Lewisville Independent School District GO
5.00%, 08/15/17		50	52,453
Lone Star College System GOL Series A
5.00%, 08/15/17		100	104,818
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	100	104,917
Mesquite Independent School District GO
4.25%, 08/15/17	(ETM) (PSF)	100	104,129
4.25%, 08/15/17	(PSF)	130	135,300
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	146,768
Series A
5.00%, 08/01/17	(PSF)	385	403,498
North Texas Municipal Water District RB
3.00%, 06/01/17		100	102,130
4.00%, 06/01/17		535	551,494
5.00%, 09/01/17		300	315,597
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	25,976
5.00%, 09/01/17		300	315,198

Security		Principal (000s)	Value
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	$200	$207,595
Permanent University Fund RB
5.00%, 07/01/17		500	522,220
Series A
5.00%, 07/01/17		100	104,423
Round Rock Independent School District GO
5.00%, 08/01/17		365	382,337
5.00%, 08/01/17	(PSF)	170	178,075
Series A
4.00%, 08/01/17		125	129,586
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	304,503
Series 2011
4.00%, 08/15/17		150	155,822
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	93,589
State of Texas GO
Series A
5.00%, 08/01/17		260	272,563
Series B
5.00%, 08/01/17		100	104,843
Series C
4.00%, 08/01/17		125	129,660
5.25%, 08/01/17		200	210,160
Series D
4.00%, 08/01/17		100	103,728
Series E
4.00%, 08/01/17		340	352,675
Tarrant Regional Water District RB
6.00%, 09/01/17		250	265,755
Texas Tech University RB Series A
5.00%, 08/15/17		450	472,126
Texas Water Development Board RB
Series A
5.00%, 07/15/17		385	402,872

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
University of Texas System (The) RB
Series A
4.00%, 08/15/17		$245	$254,290
5.00%, 08/15/17		275	288,505
Series B
3.00%, 08/15/17		250	256,680
5.00%, 08/15/17		290	304,242
5.25%, 08/15/17		390	410,245
Series C
5.00%, 08/15/17		180	188,840
Series E
5.00%, 08/15/17		100	104,911
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	103,988
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	99,292

			15,060,286
UTAH — 1.88%
County of Salt Lake UT RB Series A
5.00%, 08/15/17		125	131,219
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	104,020
Intermountain Power Agency RB Series A
4.00%, 07/01/17		700	723,758
State of Utah GO
Series A
4.00%, 07/01/17		510	527,626
5.00%, 07/01/17		1,615	1,686,932
Series C
4.00%, 07/01/17		100	103,456
5.00%, 07/01/17		360	376,034

			3,653,045
VIRGINIA — 3.43%
City of Alexandria VA GO Series A
5.00%, 07/15/17		50	52,308
City of Fairfax VA GO
2.50%, 07/15/17		100	102,022

Security		Principal (000s)	Value
City of Richmond VA GO Series C
5.00%, 07/15/17	(SAW)	$150	$156,996
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17		200	208,266
Series B
5.00%, 07/15/17		175	183,169
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	130,108
Series B
4.00%, 06/01/17		130	134,121
5.00%, 06/01/17		325	338,280
County of Arlington VA GO
Series C
4.00%, 08/15/17		100	103,861
Series D
5.00%, 08/01/17		200	209,620
County of Henrico VA GO
5.00%, 07/15/17		370	387,075
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17		100	104,731
Virginia College Building Authority RB
4.25%, 09/01/17		100	104,302
5.00%, 09/01/17		850	893,987
Series A
5.00%, 09/01/17		140	147,245
Series B
5.00%, 09/01/17		285	299,680
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		840	880,496
Series B
5.00%, 08/01/17	(SAP)	150	157,232
Series C
5.00%, 08/01/17		100	104,821
Series D
5.00%, 08/01/17		125	131,026
Virginia Public School Authority RB
Series A
5.00%, 08/01/17		280	293,403

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series B
5.00%, 08/01/17		$350	$366,754
5.00%, 08/01/17	(SAW)	150	157,181
5.25%, 08/01/17		615	646,101
Series C
5.00%, 08/01/17	(SAW)	125	130,984
Series 2010C
5.00%, 08/01/17	(SAW)	230	241,010

			6,664,779
WASHINGTON — 5.97%
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/17		150	155,592
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17	(GTD)	150	153,237
County of King WA GOL
5.00%, 06/01/17		100	104,092
Series B
5.00%, 06/01/17		100	104,121
Energy Northwest RB
Series A
4.00%, 07/01/17		385	398,225
4.50%, 07/01/17		285	296,212
5.00%, 07/01/17		2,055	2,146,119
5.25%, 07/01/17	(NPFGC)	275	287,878
Series B
5.00%, 07/01/17		495	516,948
Series C
0.00%, 07/01/17		100	99,242
5.00%, 07/01/17		120	125,321
5.25%, 07/01/17	(NPFGC)	140	146,556
Series D
5.00%, 07/01/17		100	104,434
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17		200	208,184
Port of Seattle WA RB
4.00%, 06/01/17		100	103,153
5.50%, 09/01/17	(NPFGC)	150	158,339

Security		Principal (000s)	Value
Series A
4.00%, 08/01/17		$200	$207,408
State of Washington COP
5.00%, 07/01/17		195	203,424
Series B
4.50%, 07/01/17		560	581,974
Series D
4.00%, 07/01/17		140	144,795
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	130,970
Series 2010C
5.00%, 08/01/17		115	120,492
Series A
5.00%, 07/01/17		400	417,692
5.00%, 07/01/32	(PR 07/01/17)	260	271,528
Series B
5.00%, 07/01/17		100	104,423
5.00%, 07/01/17	(AGM)	200	208,846
Series C
0.00%, 06/01/17	(AMBAC)	100	99,341
5.00%, 06/01/17		180	187,315
5.50%, 07/01/17		205	215,092
Series R
5.00%, 07/01/17		130	135,750
Series R-2007C
5.00%, 07/01/17		575	600,432
Series R-2011B
5.00%, 07/01/17		315	328,933
Series R-2011C
5.00%, 07/01/17		1,045	1,091,220
Series R-2013A
5.00%, 07/01/17		290	302,827
Series R-2015-C
5.00%, 07/01/17		100	104,423
State of Washington RB
5.00%, 09/01/17		980	1,029,020

			11,593,558

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
WEST VIRGINIA — 0.19%
School Building Authority of West Virginia RB
5.00%, 07/01/17		$100	$104,423
State of West Virginia GO Series A
5.00%, 06/01/17		250	260,230

			364,653
WISCONSIN — 1.69%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	416,296
Series 4
4.00%, 06/01/17		250	257,895
5.00%, 06/01/17		300	312,222
State of Wisconsin RB
Series 1
4.00%, 07/01/17		325	336,131
5.00%, 07/01/17		100	104,423
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		350	365,663
5.00%, 07/01/17	(NPFGC-FGIC)	195	203,726
Series 2
4.00%, 07/01/17		425	439,773
Series A
5.00%, 07/01/17		75	78,356
WPPI Energy RB
Series 2013A
4.00%, 07/01/17		310	320,553
Series A
5.00%, 07/01/17	(AGM)	435	453,792

			3,288,830

TOTAL MUNICIPAL BONDS & NOTES (Cost: $191,554,268)			192,503,007

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Liquidity Funds MuniCash Portfolio
0.24%[a,b]	67	$66,872

		66,872

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,872)		66,872

TOTAL INVESTMENTS IN SECURITIES — 99.10% (Cost: $191,621,140)[c]		192,569,879
Other Assets, Less Liabilities — 0.90%		1,754,754

NET ASSETS — 100.00%		$194,324,633

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $191,621,140. Net unrealized appreciation was $948,739, of which $953,924 represented gross unrealized appreciation on securities and $5,185 represented gross unrealized depreciation on securities.

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$192,503,007	$—	$192,503,007
Money market funds	66,872	—	—	66,872

Total	$66,872	$192,503,007	$—	$192,569,879

228

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.08%

ALABAMA — 0.78%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$320	$349,271
Alabama Public School & College Authority RB
5.00%, 09/01/18	215	234,931
Series A
5.00%, 06/01/18	50	54,135
State of Alabama GO
Series A
5.00%, 08/01/18	50	54,527
Series C
5.00%, 06/01/18	250	270,892

		963,756
ALASKA — 0.65%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18	25	27,072
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	106,028
5.50%, 06/30/18	120	130,792
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	108,900
5.00%, 09/01/18	100	109,241
State of Alaska GO
Series A
4.00%, 08/01/18	245	261,422
5.00%, 08/01/18	50	54,384

		797,839
ARIZONA — 3.86%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	107,937
Arizona State University RB
Series A
4.00%, 07/01/18	90	95,971
Arizona Transportation Board RB
5.00%, 07/01/18	225	244,539

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$125	$135,645
City of Chandler AZ GO
3.13%, 07/01/18		30	31,500
City of Mesa AZ GO
5.00%, 07/01/18	(ETM) (NPFGC)	35	38,039
5.00%, 07/01/18	(NPFGC)	10	10,852
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18		20	20,868
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		60	64,018
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		570	619,139
5.25%, 07/01/18	(NPFGC-FGIC)	150	163,770
Series A
4.00%, 07/01/18		185	197,082
5.00%, 07/01/18		280	303,668
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	107,732
City of Scottsdale AZ GOL
3.00%, 07/01/18		220	230,226
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	54,311
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	165,379
4.25%, 07/01/18		35	37,518
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		120	128,035
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18		65	70,576
County of Maricopa AZ COP
5.00%, 07/01/18		250	270,300
County of Pima AZ GO
4.00%, 07/01/18	(AGM)	185	197,197

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
County of Pima AZ RB
4.00%, 07/01/18		$215	$228,863
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18		110	119,483
5.00%, 07/01/18	(AGM)	125	135,776
Maricopa County Community College District GO
4.00%, 07/01/18		355	378,771
Series D
3.00%, 07/01/18		25	26,177
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18		100	104,505
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		75	81,356
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	157,651
State of Arizona COP
5.00%, 09/01/18		100	109,082
Yavapai County Community College District GOL
4.00%, 07/01/18		100	106,593

			4,742,559
CALIFORNIA — 14.87%
Anaheim Union High School District GO
5.00%, 08/01/18		185	201,667
Burbank Unified School District GO
Series B
0.00%, 08/01/18		115	111,805
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	48,925
Cabrillo Community College District GO
5.00%, 08/01/18		100	109,162
California State Public Works Board RB
5.00%, 06/01/18		150	162,190
5.00%, 09/01/18	(ETM)	250	273,615

Security		Principal (000s)	Value
5.00%, 09/01/18		$100	$109,119
Series A
5.00%, 09/01/18		100	109,119
Series F
4.00%, 09/01/18		20	21,399
Series G
5.00%, 09/01/18		75	81,839
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	79,913
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	141,284
City of Cupertino CA COP
2.00%, 07/01/18		150	154,387
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	93,035
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/18		225	243,894
Clovis Unified School District GO
Series A
0.00%, 08/01/18	(NPFGC)	150	146,560
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	116,693
Desert Sands Unified School District GO
4.00%, 08/01/18		50	53,514
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18		40	42,644
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	218,270
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)	55	53,817

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	$70	$76,809
Fremont Unified School District/Alameda County CA GO
Series B
4.00%, 08/01/18		100	106,919
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	109,009
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	170	185,203
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	80,270
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	200	194,790
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	108,900
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		70	76,367
Los Altos Elementary School District GO
3.00%, 08/01/18		100	105,067
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		200	214,054
Series F-1
4.00%, 08/01/18		80	85,622
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	240,208
Series A
5.00%, 07/01/18		515	560,344
Series B
5.00%, 06/01/18		130	141,012

Security		Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18		$290	$316,442
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18		200	209,624
4.00%, 07/01/18		135	144,180
5.00%, 07/01/18		160	174,061
Series B
5.00%, 07/01/18		325	353,561
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18		285	310,165
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		220	239,241
Series A-1
4.00%, 07/01/18		105	112,053
5.50%, 07/01/18	(FGIC)	280	307,272
Series B
5.00%, 07/01/18		200	217,492
Series C
5.00%, 07/01/18		230	250,116
Series D
5.00%, 07/01/18		50	54,373
Series KRY
5.00%, 07/01/18		290	315,363
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18	(AGM)	125	135,592
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	250,406
Series E
4.00%, 07/01/18		50	53,442
Municipal Improvement Corp. of Los Angeles RB
Series A
4.10%, 09/01/18	(ETM)	100	107,450

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	$125	$136,070
Northern California Power Agency RB
Series A
5.00%, 07/01/18		175	190,379
Orange County Transportation Authority RB
5.00%, 08/15/18		170	186,121
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18		100	108,987
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18		165	178,878
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	115	126,773
Series U
5.00%, 08/15/18	(AGM)	95	103,797
Series X
5.00%, 08/15/18		75	81,945
San Diego Community College District GO
5.00%, 08/01/18		285	311,602
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18	(ETM)	150	163,644
San Diego Unified School District/CA GO
6.05%, 07/01/18		125	138,436
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	140	136,903
Series R-3
5.00%, 07/01/18		100	108,746
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	267,967
5.00%, 08/01/18		150	163,842

Security		Principal (000s)	Value
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		$135	$146,579
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	54,723
San Jose Financing Authority RB
Series A
5.00%, 06/01/18		300	325,182
San Juan Unified School District GO
5.00%, 08/01/18		125	136,344
San Mateo County Community College District GO
Series A
0.00%, 09/01/18	(NPFGC)	200	196,396
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		50	53,598
Santa Clara Unified School District GO
5.00%, 07/01/18		100	108,746
Santa Monica Community College District GO
Series A
4.00%, 08/01/18		100	107,027
Southern California Public Power Authority RB
4.00%, 07/01/18		100	106,759
5.00%, 07/01/18		520	565,479
Series A
3.50%, 07/01/18		100	105,765
5.00%, 07/01/18		100	108,746
State of California GO
4.00%, 09/01/18		165	176,900
4.50%, 08/01/18		215	232,108
5.00%, 08/01/18		520	566,753
5.00%, 09/01/18		825	902,047
Series A
4.40%, 07/01/18	(ETM)	460	494,937
5.00%, 07/01/18	(ETM)	1,925	2,094,169

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series B
5.00%, 09/01/18		$725	$792,708
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18		75	82,483
William S Hart Union High School District GO
Series C
4.00%, 08/01/18		100	106,919

			18,276,716
COLORADO — 0.48%
City & County of Denver CO GO
5.25%, 08/01/18		145	158,940
Series A
5.00%, 08/01/18		145	158,189
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18		60	64,354
Regional Transportation District COP
Series A
5.00%, 06/01/18		100	107,844
University of Colorado RB
5.00%, 06/01/18		90	97,588

			586,915
CONNECTICUT — 2.12%
City of Bristol CT GO
4.00%, 07/15/18		60	63,953
City of Stamford CT GO
5.00%, 08/15/18		100	109,304
Connecticut State Health & Educational Facility Authority RB
Series A
1.38%, 07/01/35		550	556,561
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	440	476,692
Series C
5.00%, 06/01/18		170	183,369
5.00%, 06/15/18		250	270,032
State of Connecticut RB
Series A
5.00%, 06/01/18		150	162,536

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue RB
Series A
4.00%, 09/01/18		$75	$80,341
Series B
5.00%, 08/01/18		100	108,947
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18	(AMBAC)	100	109,117
Town of Newton CT GO
5.00%, 07/01/18		100	108,746
Town of Watertown CT GO
Series B
5.00%, 07/01/18		150	162,837
Town of West Hartford CT GO
Series A
5.00%, 07/01/18		100	108,788
University of Connecticut RB
Series A
4.00%, 08/15/18		100	106,883

			2,608,106
DELAWARE — 0.99%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	90,887
5.00%, 07/15/18		100	108,953
Series B
4.00%, 07/15/18		135	144,350
Delaware Transportation Authority RB
5.00%, 07/01/18		140	152,215
Series A
5.00%, 07/01/18		420	456,645
State of Delaware GO
5.00%, 07/01/18		175	190,269
Series A
3.00%, 07/01/18		75	78,578

			1,221,897
DISTRICT OF COLUMBIA — 0.60%
District of Columbia GO
Series A
5.00%, 06/01/18		305	330,345

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series B
5.25%, 06/01/18	(AMBAC)	$380	$413,391

			743,736
FLORIDA — 5.66%
County of Hillsborough FL RB
5.00%, 08/01/18		150	163,518
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC-FGIC)	50	54,556
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	157,257
Series A
5.00%, 07/01/18	(AGC)	175	189,829
County of Palm Beach FL RB
5.00%, 06/01/18		200	216,742
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		140	151,893
5.25%, 07/01/18		430	468,661
Florida Department of Management Services COP
Series A
5.00%, 08/01/18		160	174,245
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	250,736
5.00%, 07/01/18		415	451,038
Hillsborough County School Board COP
5.50%, 07/01/18		175	191,898
Lee County School Board COP
5.00%, 08/01/18		180	195,901
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		90	97,552
Series B
5.00%, 07/01/18		100	108,245
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		335	363,793

Security		Principal (000s)	Value
Series B
5.00%, 08/01/18		$65	$70,587
Pasco County School Board COP
5.00%, 08/01/18		100	108,486
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/18		110	119,017
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/18	(AMBAC)	230	250,077
School District of Broward County/FL COP
Series A
5.00%, 07/01/18		225	243,599
State of Florida GO
5.00%, 07/01/18		170	184,832
Series A
5.00%, 06/01/18		1,000	1,083,710
5.00%, 07/01/18		70	76,108
Series B
4.00%, 06/01/18		120	127,711
5.00%, 06/01/18		255	276,346
Series C
5.00%, 06/01/18		45	48,767
Series D
5.00%, 06/01/18		125	135,464
Series E
5.00%, 06/01/18		70	75,860
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	436,144
5.00%, 07/01/18		100	108,684
Series E
5.00%, 07/01/18		310	336,920
Volusia County School Board COP
Series A
5.00%, 08/01/18		35	38,077

			6,956,253
GEORGIA — 2.31%
County of Cobb GA Water & Sewerage Revenue RB

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
4.50%, 07/01/18	$75	$80,815
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	40	43,323
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18	50	53,015
5.00%, 06/01/18	300	324,150
5.00%, 06/01/18	(AGM)	295	318,806
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	45	48,889
Series B
4.00%, 07/01/18	100	106,655
State of Georgia GO
Series A
5.00%, 07/01/18	275	299,052
Series B
4.25%, 08/01/18	150	161,316
5.00%, 07/01/18	100	108,746
Series E-2
4.00%, 09/01/18	265	284,329
Series I
5.00%, 07/01/18	925	1,005,900

2,834,996
HAWAII — 1.94%
City & County of Honolulu HI GO
4.00%, 08/01/18	75	80,159
Series B
5.00%, 08/01/18	150	163,454
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	188,257
Series 2009A
5.00%, 07/01/18	185	200,832
Series A
5.00%, 07/01/18	100	108,558
County of Hawaii HI GO
Series B
5.00%, 09/01/18	100	109,293

Security		Principal (000s)	Value
County of Maui HI GO
5.00%, 06/01/18		$150	$162,497
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/18		110	117,297
State of Hawaii GO
5.00%, 06/01/18		360	389,844
Series DO
5.00%, 08/01/18		200	217,938
Series DQ
5.00%, 06/01/18	(ETM)	500	541,705
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18	(AGM)	100	109,180

			2,389,014
ILLINOIS — 2.11%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		70	75,579
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(ETM) (NPFGC-FGIC)	55	54,047
0.00%, 06/15/18	(NPFGC-FGIC)	150	145,267
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	109,503
Series A
5.00%, 07/01/18		50	54,227
Series B
5.50%, 06/01/18	(NPFGC)	160	174,509
State of Illinois GO
0.00%, 08/01/18		100	95,686
4.00%, 07/01/18		360	376,891
5.00%, 08/01/18		265	283,237
First Series
5.50%, 08/01/18	(NPFGC)	135	146,178
Series A
4.00%, 09/01/18		30	31,496
State of Illinois RB
3.00%, 06/15/18		150	156,261

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
5.00%, 06/15/18		$225	$243,112
Second Series
5.75%, 06/15/18		100	109,341
Series B
5.00%, 06/15/18		500	540,250

			2,595,584
INDIANA — 0.26%
Indiana University RB
Series 2008A
5.00%, 06/01/18		100	108,331
Purdue University RB
Series Y
5.00%, 07/01/18		200	217,450

			325,781
IOWA — 0.48%
Iowa City Community School District GO
Series B
3.00%, 06/01/18		135	141,024
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	80	86,397
5.00%, 08/01/18	(ETM)	65	70,870
5.00%, 08/01/18		70	76,337
Series A
5.00%, 08/01/18		55	59,979
State of Iowa RB
4.00%, 06/15/18		150	159,676

			594,283
KANSAS — 0.74%
Douglas County Unified School District No. 497 Lawrence GO
Series A
4.00%, 09/01/18		90	96,268
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18		240	262,140
State of Kansas Department of Transportation RB
Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	547,000

			905,408

Security		Principal (000s)	Value
KENTUCKY — 0.36%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18		$75	$81,332
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18		335	363,040

			444,372
LOUISIANA — 0.35%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	107,757
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	218,062
5.00%, 09/01/18	(ETM)	100	109,377

			435,196
MAINE — 0.36%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/18		100	109,157
Maine Turnpike Authority RB
5.00%, 07/01/18		50	54,321
5.00%, 07/01/18	(AGM)	255	277,037

			440,515
MARYLAND — 4.34%
City of Frederick MD GO
5.00%, 09/01/18		175	191,422
County of Baltimore MD GO
5.00%, 08/01/18		250	272,740
Series B
4.50%, 09/01/18		100	108,370
County of Frederick MD GO
4.00%, 08/01/18		100	106,983
County of Harford MD GO
5.00%, 07/01/18		150	163,308
County of Howard MD GO
Series A
5.00%, 08/15/18		100	109,260
Series B
5.00%, 08/15/18		390	426,114

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
County of Montgomery MD GO
Series A
5.00%, 07/01/18	$110	$119,621
5.00%, 08/01/18	100	109,096
County of Montgomery MD GOL
Series A
5.00%, 08/01/18	150	163,644
County of Prince George’s MD GOL
4.00%, 07/15/18	25	26,710
Series A
5.00%, 09/01/18	250	273,500
Maryland State Transportation Authority RB
5.00%, 07/01/18	250	271,657
Series A
4.00%, 07/01/18	285	304,026
5.00%, 07/01/18	95	103,230
State of Maryland Department of Transportation RB
4.00%, 09/01/18	125	134,117
State of Maryland GO
4.00%, 08/15/18	575	616,124
5.25%, 08/15/18	155	170,170
Second Series
5.00%, 07/15/18	270	294,057
Series A
5.00%, 08/01/18	200	218,192
Series B
4.50%, 08/01/18	280	302,574
5.00%, 08/01/18	150	163,644
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	350	379,390
Second Series
5.00%, 06/01/18	75	81,298
Series 2009A
4.00%, 06/01/18	110	117,141
Series 2010A
4.00%, 06/01/18	100	106,492

		5,332,880
MASSACHUSETTS — 3.82%
Commonwealth of Massachusetts GO
Series A

Security		Principal (000s)	Value
4.00%, 09/01/18		$50	$53,565
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		100	108,280
Series A
3.70%, 08/01/18		100	106,262
5.00%, 08/01/18		220	239,690
Series B
4.00%, 06/01/18		240	255,302
4.00%, 07/01/18		25	26,659
5.00%, 08/01/18		625	680,938
Series D
5.50%, 08/01/18		160	175,974
5.50%, 08/01/18	(NPFGC)	100	109,984
Massachusetts Bay Transportation Authority RB
5.50%, 07/01/18		100	109,635
Series A
4.00%, 07/01/18		100	106,800
5.00%, 07/01/24	(PR 07/01/18)	100	108,579
5.25%, 07/01/18		285	311,043
Series B
5.00%, 07/01/18		270	293,333
5.25%, 07/01/18		105	114,595
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	542,895
Series D
5.00%, 07/01/18		120	130,370
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	152,734
Series 12B
5.00%, 08/01/18		195	212,737
Series 15A
5.00%, 08/01/18		590	643,667
Massachusetts Water Resources Authority RB
5.00%, 08/01/18		200	218,156

			4,701,198
MICHIGAN — 0.64%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18		640	695,577

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Michigan State University RB
Series C
5.00%, 08/15/18	$80	$87,297

782,874
MINNESOTA — 1.62%
Metropolitan Council GO
Series D
5.00%, 09/01/18	25	27,356
State of Minnesota GO
5.00%, 08/01/18	395	430,759
Series A
5.00%, 06/01/18	200	216,714
5.00%, 08/01/18	385	419,854
Series B
4.00%, 08/01/18	100	107,027
5.00%, 08/01/18	125	136,316
Series F
4.00%, 08/01/18	365	390,488
State of Minnesota RB
4.00%, 06/01/18	(AGM)	155	164,714
University of Minnesota RB
5.00%, 08/01/18	90	98,052

1,991,280
MISSISSIPPI — 0.02%
Mississippi State University Educational Building Corp. RB
Series A
4.00%, 08/01/18	25	26,720

26,720
MISSOURI — 0.18%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	81,560
Series A
5.00%, 07/01/18	125	135,932

217,492

Security		Principal (000s)	Value
MONTANA — 0.13%
Montana Department of Transportation RB
5.00%, 06/01/18		$150	$162,175

			162,175
NEBRASKA — 0.09%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	106,512

			106,512
NEVADA — 2.41%
Clark County School District GOL
Series A
5.00%, 06/15/18		365	395,357
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	316,683
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		580	629,027
Series D
5.00%, 07/01/18		280	303,554
County of Clark NV GOL
5.00%, 06/01/18		225	243,038
County of Clark NV RB
4.00%, 07/01/18		100	106,572
Series A
5.25%, 07/01/18		80	87,143
Series B
4.00%, 07/01/18		75	79,667
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	108,230
Series C
5.00%, 06/01/18		165	178,579
State of Nevada GOL
5.00%, 06/01/18		135	146,247
5.00%, 08/01/18		190	207,123
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	106,892

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18		$50	$54,109

			2,962,221
NEW HAMPSHIRE — 0.75%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18		165	181,787
New Hampshire State Turnpike System RB
Series C
5.00%, 08/01/18		200	217,712
State of New Hampshire GO
Series A
5.00%, 07/01/18		110	119,620
Series B
4.00%, 06/01/18		125	133,115
5.00%, 06/01/18		100	108,397
State of New Hampshire RB
5.00%, 09/01/18		145	158,014

			918,645
NEW JERSEY — 2.89%
County of Middlesex NJ GO
Series A
3.00%, 06/01/18		100	104,527
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		150	159,483
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	267,240
5.00%, 09/01/18	(ETM)	315	344,062
5.00%, 09/01/18		200	213,490
Series A
0.00%, 07/01/18	(NPFGC)	55	53,072
Series PP
5.00%, 06/15/18		100	106,223
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	275,894
Series J
5.00%, 07/01/18		50	54,373

Security		Principal (000s)	Value
Series K
4.25%, 07/01/18		$100	$107,256
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18	(GTD)	300	321,543
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	425,288
5.75%, 06/15/18		50	53,881
Series AA
4.00%, 06/15/18		65	67,863
Series B
5.00%, 06/15/18		75	79,741
State of New Jersey GO
5.00%, 06/01/18		170	182,444
Series H
5.25%, 07/01/18		175	189,201
Series K
5.13%, 07/15/18		50	54,007
Series L
5.25%, 07/15/18	(AMBAC)	50	54,133
Series M
5.50%, 07/15/18	(AMBAC)	360	391,568
Series Q
5.00%, 08/15/18		50	54,032

			3,559,321
NEW MEXICO — 1.67%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	104,917
City of Albuquerque NM GO
Series A
4.00%, 07/01/18		50	53,400
City of Santa Fe NM RB
5.00%, 06/01/18		125	135,387
Series A
4.00%, 06/01/18		60	63,844
County of Santa Fe NM GO
4.00%, 07/01/18		100	106,759

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series A
3.00%, 07/01/18		$75	$78,578
New Mexico Finance Authority RB
4.00%, 06/01/18		60	63,856
5.00%, 06/15/18		300	325,803
Series E
4.00%, 06/01/18		280	297,993
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	160,221
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		610	663,607

			2,054,365
NEW YORK — 9.07%
City of New York NY GO
5.00%, 08/01/18		350	381,353
Series 1
4.00%, 08/01/18		100	106,890
5.00%, 08/01/18		360	392,249
Series A
3.00%, 08/01/18		125	131,028
Series B
4.00%, 08/01/18		275	293,947
5.00%, 08/01/18		285	310,530
Series C
4.00%, 08/01/18		255	272,569
5.00%, 08/01/18		775	844,425
5.25%, 08/01/18		70	76,633
Series D
5.00%, 08/01/18		45	49,031
Series E
0.00%, 08/01/18		50	48,994
4.00%, 08/01/18		380	406,182
5.00%, 08/01/18		245	266,947
Series F
5.00%, 08/01/18		70	76,271
Series G
5.00%, 08/01/18		665	724,571
Series I
5.00%, 08/01/18		680	740,914
Series I-1
5.00%, 08/01/18		375	408,592

Security		Principal (000s)	Value
Series J
5.00%, 08/01/18		$50	$54,479
County of Onondaga NY GO
Series A
5.00%, 06/15/18		125	135,803
County of Orange NY GO
Series A
5.00%, 07/15/18		25	27,090
County of Westchester NY GO
Series B
5.00%, 07/01/18		100	108,746
County of Westchester NY GOL
4.00%, 07/01/18		20	21,360
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18	(SAP)	150	165,229
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	104,653
5.00%, 07/15/18	(SAW)	555	603,285
Series S-2
4.90%, 07/15/18	(SAW)	25	27,124
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		420	457,960
Series A-3
5.00%, 08/01/18	(ETM)	145	157,905
New York City Water & Sewer System RB
5.00%, 06/15/18	(ETM)	60	65,125
Series C
5.25%, 06/15/18	(ETM)	115	125,382
Series D
0.00%, 06/15/18		60	58,911
Series FF
5.00%, 06/15/18		200	217,038
Series FF-1
3.25%, 06/15/18		100	105,098
5.00%, 06/15/18		150	162,778

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
New York State Dormitory Authority RB
4.00%, 07/01/18		$205	$218,050
5.00%, 07/01/18		450	488,563
5.50%, 07/01/18	(NPFGC-FGIC)	140	153,371
Series A
4.00%, 07/01/18		150	160,263
4.00%, 07/01/18	(GOI)	135	144,125
4.50%, 07/01/18		100	107,461
5.00%, 07/01/18		100	108,558
Series D
5.00%, 06/15/18		330	358,047
Series E
5.00%, 08/15/18		125	136,505
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		105	114,074
Series A
5.00%, 06/15/18		150	162,963
Series B
5.00%, 06/15/18		355	385,679
5.00%, 08/15/18		90	98,424
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	(GOI)	355	386,240

			11,151,415
NORTH CAROLINA — 1.92%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	125,436
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18		25	27,067
City of Charlotte NC GO
Series A
5.00%, 07/01/18		105	114,183
Series C
5.00%, 06/01/18		130	140,916
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18		150	163,119
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18		110	119,694

Security	Principal (000s)	Value
County of Buncombe NC RB
Series A
5.00%, 06/01/18	$300	$324,510
County of Forsyth NC GO
5.00%, 07/01/18	155	168,556
County of Guilford NC GO
Series D
4.00%, 08/01/18	200	214,054
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	78,718
5.00%, 08/01/18	25	27,274
State of North Carolina GO
Series B
5.00%, 06/01/18	350	379,390
Series D
3.00%, 06/01/18	350	366,051
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	108,397

		2,357,365
OHIO — 2.15%
City of Columbus OH GO
Series A
4.00%, 06/01/18	300	319,416
5.00%, 07/01/18	100	108,725
Miami University/Oxford OH RB
5.00%, 09/01/18	165	180,135
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	54,176
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	108,391
Ohio Water Development Authority RB
4.00%, 06/01/18	100	106,485
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	108,391

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series B
5.00%, 06/01/18		$140	$151,747
State of Ohio Department of Administration COP
Series S
4.00%, 09/01/18		50	53,482
State of Ohio GO
Series A
3.00%, 08/01/18		100	104,896
4.00%, 08/01/18		250	267,198
Series B
5.00%, 08/01/18		50	54,539
Series C
3.00%, 08/01/18		50	52,406
4.00%, 08/01/18		165	176,350
State of Ohio RB
Series 2008-1
5.25%, 06/15/18		50	54,452
5.75%, 06/15/18		125	137,291
Series A
4.63%, 09/01/18		560	607,398

			2,645,478
OKLAHOMA — 1.17%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18		50	53,170
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	104,384
5.00%, 06/01/18	(BHAC)	100	108,290
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/18		200	212,896
Series A
4.00%, 07/01/18		220	234,232
5.00%, 07/01/18		405	439,239
Series B
5.00%, 07/01/18		165	178,913
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	27,203
State of Oklahoma GO
Series A

Security		Principal (000s)	Value
5.00%, 07/15/18		$75	$81,644

			1,439,971
OREGON — 1.17%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18		200	217,676
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18		440	477,558
5.00%, 08/01/18		65	70,787
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM,GTD)	50	54,227
County of Multnomah OR GO
3.00%, 08/01/18		160	167,698
Portland Community College District GO
5.00%, 06/15/18		100	108,495
State of Oregon GO
Series A
4.00%, 08/01/18		325	347,626

			1,444,067
PENNSYLVANIA — 3.30%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18		100	108,274
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	404,887
5.00%, 06/15/18		50	54,064
5.00%, 07/01/18		475	514,458
Second Series
5.00%, 07/01/18		150	162,461
Series A
5.00%, 07/15/18		150	162,681
Third Series
5.38%, 07/01/18	(AGM)	540	589,102
County of Bucks PA GO
5.00%, 06/01/18		95	102,914

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
County of Erie PA GO
Series C
3.00%, 09/01/18		$100	$104,640
Delaware County Authority RB
4.00%, 08/01/18		100	106,789
Delaware River Joint Toll Bridge Commission RB
Series A
5.50%, 07/01/18	(NPFGC)	75	82,085
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18		880	956,780
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18		100	108,294
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		305	330,599
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/18	(AGM)	75	81,693
Series C
5.38%, 06/01/18	(AGC)	75	81,503
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	107,937

			4,059,161
SOUTH CAROLINA — 0.24%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	107,995
State of South Carolina GO
Series A
5.00%, 06/01/18		170	184,275

			292,270
SOUTH DAKOTA — 0.09%
South Dakota Conservancy District RB
Series 2012B
4.00%, 08/01/18		100	107,027

			107,027

Security	Principal (000s)	Value
TENNESSEE — 1.02%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18	$440	$478,390
Series D
4.00%, 07/01/18	150	160,107
5.00%, 07/01/18	105	114,162
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	125	135,750
State of Tennessee GO
Series A
4.00%, 09/01/18	125	134,145
5.00%, 08/01/18	45	49,103
Series B
4.00%, 08/01/18	165	176,629

1,248,286
TEXAS — 6.79%
Austin Community College District GOL
5.00%, 08/01/18	100	108,947
Austin Independent School District GO
Series B
5.00%, 08/01/18	120	130,867
City of Arlington TX GOL
Series A
4.00%, 08/15/18	100	107,059
City of Austin TX GOL
4.00%, 09/01/18	150	160,782
City of Plano TX GOL
Series 2011
4.00%, 09/01/18	150	160,706
City of San Antonio TX GOL
4.50%, 08/01/18	70	75,615
5.00%, 08/01/18	100	109,056
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	53,433

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Coppell Independent School District GO
Series B
0.00%, 08/15/18		$145	$141,443
County of Bexar TX GOL
Series A
5.00%, 06/15/18		150	162,589
County of Harris TX GO
Series C
5.25%, 08/15/18	(AGM)	150	164,673
County of Harris TX RB
Series C
5.00%, 08/15/18		170	185,278
County of Tarrant TX GOL
5.00%, 07/15/18		65	70,745
Dallas Independent School District GOL
1.50%, 02/15/34		150	152,057
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	149,828
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	160,530
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	311,009
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	108,970
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		150	163,648
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	130,951
Keller Independent School District/TX GO
4.00%, 08/15/18		275	294,803
Series A
0.00%, 08/15/18	(PSF)	25	24,602

Security		Principal (000s)	Value
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	$160	$174,344
Laredo Community College District GOL
5.00%, 08/01/18		100	108,551
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	109,496
Series 2010
0.00%, 08/15/18		150	147,609
Series B
0.00%, 08/15/18		170	165,663
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	235	251,497
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	54,563
North East Independent School District/TX GO
Series A
5.00%, 08/01/18	(PSF)	400	435,860
North Texas Municipal Water District RB
4.00%, 06/01/18		150	159,461
4.00%, 09/01/18		100	107,121
5.00%, 06/01/18		25	27,053
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	64,212
Permanent University Fund RB
5.00%, 07/01/18		300	326,176
Round Rock Independent School District GO
4.50%, 08/01/18		300	323,793
5.00%, 08/01/18		80	87,172
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	107,392

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	$100	$105,966
State of Texas GO
4.00%, 08/01/18		145	155,005
Series B
3.00%, 08/01/18		150	157,248
5.00%, 08/01/18		120	130,920
Series C
4.00%, 08/01/18		175	187,075
5.00%, 08/01/18		75	81,825
Tarrant Regional Water District RB
6.00%, 09/01/18		190	211,654
Texas Tech University RB
Series A
5.00%, 08/15/18		200	218,064
Texas Water Development Board RB
4.00%, 07/15/18		260	277,714
United Independent School District/TX GO
5.00%, 08/15/18		100	109,126
University of Texas System (The) RB
Series B
4.00%, 08/15/18		240	256,954
5.25%, 08/15/18		190	208,424
Series C
5.00%, 08/15/18		320	349,347
Series E
3.00%, 08/15/18		120	125,948

			8,352,824
UTAH — 2.28%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18		200	218,330
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	70,406
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	330,311
5.00%, 07/01/18		140	151,952
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	58,660

Security		Principal (000s)	Value
5.00%, 07/01/20	(PR 07/01/18)	$300	$325,989
5.00%, 01/01/24	(PR 07/01/18)	150	162,995
Series C
3.00%, 07/01/18		60	62,875
5.00%, 07/01/18		830	902,766
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(ETM) (AGM)	205	222,427
5.00%, 06/15/25	(PR 06/15/18)	270	292,896

			2,799,607
VERMONT — 0.34%
State of Vermont GO
Series B
5.00%, 08/15/18		250	273,260
Series D
4.00%, 08/15/18		130	139,355

			412,615
VIRGINIA — 4.63%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	108,560
5.00%, 07/15/18		5	5,446
City of Newport News VA GO
Series B
5.00%, 07/01/18		55	59,810
City of Richmond VA GO
Series B
5.00%, 07/15/18		150	163,224
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18		245	266,935
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	266,230
5.00%, 06/01/18		300	325,191
County of Arlington VA GO
Series B
4.00%, 08/15/18		100	107,152
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	136,138

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
County of Henrico VA GO
4.00%, 07/15/18		$125	$133,605
Series A
5.00%, 08/01/18		100	109,096
County of Loudoun VA GO
Series A
5.00%, 07/01/18		100	108,746
University of Virginia RB
5.00%, 09/01/18		125	136,864
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18		135	146,872
Virginia College Building Authority RB
5.00%, 09/01/18	(SAW)	300	327,948
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,148,941
Series B
5.00%, 09/01/18	(SAW)	250	273,290
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	107,224
5.00%, 08/01/18		100	109,034
5.00%, 08/01/18	(SAP)	190	207,165
Series B-1
5.00%, 08/01/18		100	109,034
Series C
5.00%, 08/01/18		175	190,809
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	81,715
Series B
5.00%, 08/01/18		205	223,386
5.00%, 08/01/18	(SAW)	215	234,283
Series C
4.00%, 08/01/18	(SAW)	285	304,665
5.00%, 08/01/18		275	299,665

			5,691,028
WASHINGTON — 6.10%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18		195	211,127
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18		290	310,138

Security	Principal (000s)	Value
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	$250	$265,667
County of King WA GOL
5.00%, 06/01/18	100	108,331
County of Pierce WA RB
5.00%, 08/01/18	110	119,793
Energy Northwest RB
4.00%, 07/01/18	250	266,638
5.00%, 07/01/18	405	440,000
Series A
5.00%, 07/01/18	1,600	1,738,271
5.25%, 07/01/18	580	633,001
Port of Seattle WA RB
5.00%, 06/01/18	75	81,238
State of Washington COP
Series A
5.00%, 07/01/18	125	135,645
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	125,289
Series 2010C
5.00%, 08/01/18	120	130,736
Series 2013A
5.00%, 08/01/18	515	561,077
Series A
5.00%, 08/01/18	350	381,314
Series B
5.00%, 07/01/18	150	162,932
5.00%, 08/01/18	270	294,157
Series B-2
5.00%, 08/01/18	125	136,184
Series C
5.00%, 06/01/18	100	108,270
5.50%, 07/01/18	130	142,498
Series D
5.00%, 07/01/18	300	325,863
Series R-2011C
5.00%, 07/01/18	240	260,690
Series R-2015
5.00%, 07/01/18	100	108,621

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Security	Principal or Shares (000s)	Value
Series R-2015-C
4.00%, 07/01/18	$50	$53,317
State of Washington RB
5.00%, 09/01/18	300	326,904
University of Washington RB
Series C
5.00%, 07/01/18	65	70,645

7,498,346
WISCONSIN — 1.33%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	162,435
Series 2
5.00%, 06/01/18	265	286,969
Series 5
5.00%, 06/01/18	100	108,290
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	490	532,621
Series 2
4.00%, 07/01/18	250	266,845
WPPI Energy RB
Series A
5.00%, 07/01/18	(AGM)	255	276,397

1,633,557

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $120,871,476)	121,811,626

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Liquidity Funds MuniCash Portfolio
0.24%[a,b]	462	462,405

462,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $462,405)	462,405

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $121,333,881)[c]	122,274,031
Other Assets, Less Liabilities — 0.54%	664,721

NET ASSETS — 100.00%	$122,938,752

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

ST  —  Special Tax

SAW  —  State Aid Withholding

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

BHAC  —  Berkshire Hathaway Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $121,333,881. Net unrealized appreciation was $940,150, of which $945,022 represented gross unrealized appreciation on securities and $4,872 represented gross unrealized depreciation on securities.

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$121,811,626	$—	$121,811,626
Money market funds	462,405	—	—	462,405

Total	$462,405	$121,811,626	$—	$122,274,031

248

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.02%

ALABAMA — 1.24%
Alabama Drinking Water Finance Authority RB
Series A
3.00%, 08/15/19		$200	$213,696
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		290	327,259
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/19		195	220,709
City of Huntsville AL GO
Series A
5.00%, 09/01/19		140	158,677
State of Alabama GO
Series A
4.00%, 06/01/19		175	191,739
5.00%, 08/01/19		125	141,352
Series C
5.00%, 06/01/19		55	61,848
Series D
4.25%, 06/01/19		25	27,572

			1,342,852
ALASKA — 0.42%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	125,065
5.00%, 06/30/19		10	11,170
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/19	(NPFGC)	20	22,601
State of Alaska GO
Series A
4.00%, 08/01/19		250	274,122
Series B
5.00%, 08/01/19		20	22,538

			455,496
ARIZONA — 3.92%
Arizona Board of Regents COP
Series B

Security	Principal (000s)	Value
5.00%, 06/01/19	$100	$111,715
Series C
5.00%, 06/01/19	40	44,686
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	200	225,382
Arizona Transportation Board RB
5.00%, 07/01/19	80	90,102
City of Flagstaff AZ GOL
Series B
4.00%, 07/01/19	35	38,240
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	53,349
4.00%, 07/01/19	110	120,526
5.00%, 07/01/19	380	427,761
Series A
4.00%, 07/01/19	430	470,278
5.00%, 07/01/19	465	523,085
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	106,730
City of Tempe AZ GOL
Series B
4.00%, 07/01/19	120	131,596
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	45,000
County of Pima AZ RB
4.00%, 07/01/19	25	27,338
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	70	78,772
Series B
5.00%, 07/01/19	90	101,279
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	60	67,577
Series D
4.00%, 07/01/19	280	307,056
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	100	113,177

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19		$105	$115,047
Maricopa County Unified School District No. 69 Paradise Valley GO
Series D
3.50%, 07/01/19		70	75,553
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		75	82,177
Pima County Regional Transportation Authority RB
5.00%, 06/01/19		100	112,198
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		135	152,133
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	342,738
State of Arizona COP
4.00%, 09/01/19		100	109,521
University of Arizona RB
5.00%, 08/01/19		105	118,159
Series B
5.00%, 06/01/19		40	44,879

			4,236,054
CALIFORNIA — 16.03%
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	48,134
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	101,922
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	28,616
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	28,003
5.00%, 09/01/19		395	446,326
Series D
5.00%, 09/01/19		75	84,746
Series F
4.00%, 09/01/19		25	27,468
5.00%, 09/01/19		75	84,746

Security		Principal (000s)	Value
Series G
5.00%, 09/01/19		$100	$112,994
Chaffey Community College District GO
Series A
5.00%, 06/01/19		45	50,759
City & County of San Francisco CA GO
4.00%, 06/15/19		150	164,754
Series A
5.00%, 06/15/19		65	73,295
City of Los Angeles CA GO
Series A
4.00%, 09/01/19		90	99,332
5.00%, 09/01/19		165	187,273
Series B
5.00%, 09/01/19		105	119,174
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		395	444,446
5.25%, 06/01/19		50	56,620
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/19	(AMBAC)	60	57,549
Clovis Unified School District GO
Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	145,893
Coast Community College District GO
Series A
5.00%, 08/01/19		135	152,794
Contra Costa County Public Financing Authority RB
Series B
5.00%, 06/01/19		75	84,044
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/19		25	28,181

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
County of Santa Clara CA GO
Series B
5.00%, 08/01/19		$25	$28,323
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	61,984
Series B
4.00%, 06/01/19		20	21,962
5.00%, 06/01/19		65	73,254
East Bay Regional Park District GO
Series A
3.00%, 09/01/19		35	37,549
El Camino Community College District GO
5.00%, 08/01/19		40	45,272
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	74,134
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	93,612
5.00%, 08/01/19		20	22,636
Los Altos Elementary School District GO
5.00%, 08/01/19		25	28,306
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/19		200	226,362
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		115	129,815
Series A
5.00%, 07/01/19		280	315,931
Series B
5.00%, 07/01/19		205	231,279
Series D
5.00%, 07/01/19		170	191,792
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/19		160	180,510

Security	Principal (000s)	Value
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	$140	$158,036
Series B
5.00%, 07/01/19	330	372,514
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	90	96,140
5.00%, 07/01/19	535	603,753
Series C
5.00%, 07/01/19	300	338,553
Series F
5.00%, 07/01/19	50	56,426
Series I
5.00%, 07/01/19	390	440,119
Series K
4.00%, 07/01/19	175	192,295
Series KRY
5.00%, 07/01/19	90	101,566
Marin Community College District GO
4.00%, 08/01/19	80	88,158
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	108,586
Series A
5.00%, 07/01/19	125	141,303
Series B
5.00%, 07/01/19	125	141,303
Series C
5.00%, 07/01/19	65	73,477
Municipal Improvement Corp. of Los Angeles RB
Series C
4.50%, 09/01/19	100	111,599
Northern California Power Agency RB
Series A
5.00%, 07/01/19	100	112,820
Orange County Transportation Authority RB
5.00%, 08/15/19	100	113,602
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	56,525

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Port of Los Angeles RB
Series A
5.00%, 08/01/19		$160	$181,002
Poway Unified School District GO
5.00%, 08/01/19		185	209,385
Rancho Santiago Community College District GO
5.25%, 09/01/19	(AGM)	100	114,292
Redding Joint Powers Financing Authority RB
Series A
5.00%, 06/01/19		50	56,241
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/19		140	157,423
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		170	192,669
Series Y
4.00%, 08/15/19		120	132,298
San Diego Community College District GO
5.00%, 08/01/19		270	306,299
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/19		35	39,264
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/19		150	170,063
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/19	(ETM)	75	84,848
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	212,111
0.00%, 07/01/19	(NPFGC)	160	154,262
Series C-2
5.50%, 07/01/19	(AGM)	165	188,653
Series R-3
5.00%, 07/01/19		45	50,783

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		$100	$112,883
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		125	140,756
Series E
5.00%, 06/15/19		70	78,824
San Jose Financing Authority RB
Series A
5.00%, 06/01/19		45	50,589
San Jose Unified School District GO
4.00%, 08/01/19		50	55,066
San Juan Unified School District GO
5.00%, 08/01/19		25	28,279
San Mateo County Community College District GO
4.00%, 09/01/19		105	116,178
San Mateo County Transit District RB
Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	28,315
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		90	99,293
Santa Margarita-Dana Point Authority RB
Series A
5.00%, 08/01/19		75	85,034
Santa Monica Community College District GO
Series C
5.25%, 08/01/19		55	62,669
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		205	198,440
Sonoma County Junior College District GO
5.00%, 08/01/19		60	67,909
Southern California Public Power Authority RB
5.00%, 07/01/19		270	304,697
Series A
4.00%, 07/01/19		120	131,860
5.00%, 07/01/19		295	332,910

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
State of California GO
3.00%, 09/01/19		$60	$64,213
5.00%, 09/01/19		950	1,076,103
Series A
4.60%, 07/01/19	(ETM)	600	670,170
5.00%, 07/01/19	(ETM)	1,870	2,110,912
5.00%, 07/01/20	(PR 07/01/19)	470	530,249
5.25%, 07/01/21	(PR 07/01/19)	60	68,137
Series B
5.00%, 09/01/19		750	849,555
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	55	62,906
Ventura County Community College District GO
5.00%, 08/01/19		40	45,272
William S Hart Union High School District GO
Series C
4.00%, 08/01/19		20	21,981

			17,339,358
COLORADO — 0.63%
City & County of Denver CO GO
Series A
5.00%, 08/01/19		110	124,499
City & County of Denver CO RB
Series A
5.25%, 09/01/19	(ETM)	100	113,875
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 09/01/19		25	28,346
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/19		100	112,535
University of Colorado RB
Series A
5.00%, 06/01/19		185	208,138
Series B
5.00%, 06/01/19		80	90,006

			677,399

Security		Principal (000s)	Value
CONNECTICUT — 1.50%
Connecticut State Health & Educational Facility Authority RB
Series A-1
1.00%, 07/01/42		$400	$401,180
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	369,913
Series C
5.00%, 06/15/19		140	156,125
5.00%, 07/15/19		130	145,363
Series D
5.00%, 06/15/19		75	83,639
Series E
5.00%, 09/01/19		25	28,070
State of Connecticut RB
Series A
5.00%, 06/01/19		100	112,420
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 09/01/19		160	180,933
University of Connecticut RB
Series A
5.00%, 08/15/19		125	140,768

			1,618,411
DELAWARE — 0.73%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	28,259
Series B
5.00%, 07/15/19		100	113,038
Delaware Transportation Authority RB
5.00%, 09/01/19		150	169,473
Series A
5.00%, 07/01/19		360	405,573
State of Delaware GO
Series A
5.00%, 07/01/19		70	79,018

			795,361

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.71%
District of Columbia GO
Series A
5.00%, 06/01/19		$335	$376,071
Series B
5.25%, 06/01/19	(AGM-AMBAC)	120	135,576
5.25%, 06/01/19	(AMBAC)	100	112,980
Series D
5.00%, 06/01/19		125	140,325

			764,952
FLORIDA — 7.12%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/19		30	33,731
County of Hillsborough FL RB
5.00%, 08/01/19		170	192,027
County of Miami-Dade FL GO
3.50%, 07/01/19		75	80,973
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19		130	145,961
5.00%, 07/01/19	(AGM)	130	146,085
County of Palm Beach FL GO
5.00%, 07/01/19		100	112,915
County of Palm Beach FL RB
5.00%, 06/01/19		215	241,426
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19		145	162,987
Series B
5.00%, 07/01/19		380	427,139
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/19		175	197,199
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19		605	681,400
Lee County School Board COP
Series B
5.00%, 08/01/19		150	168,748

Security	Principal (000s)	Value
Leon County School District RB
5.00%, 09/01/19	$150	$169,372
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	134,695
5.00%, 07/01/19	(AGM)	75	83,900
Series B
5.00%, 07/01/19	70	78,439
Orange County School Board COP
Series D
5.00%, 08/01/19	215	242,716
Palm Beach County School District COP
5.00%, 08/01/19	165	185,194
Series C
4.00%, 08/01/19	20	21,841
Series D
5.00%, 08/01/19	50	56,119
Pasco County School Board COP
5.00%, 08/01/19	50	56,120
Reedy Creek Improvement District GOL
Series B
4.00%, 06/01/19	25	27,315
Sarasota County School Board COP
Series B
3.00%, 07/01/19	185	195,806
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	81,849
5.00%, 07/01/19	325	364,286
Seminole County School Board COP
Series A
4.00%, 07/01/19	25	27,237
St. Johns County School Board COP
5.00%, 07/01/19	220	246,594
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	78,661

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
State of Florida GO
5.00%, 07/01/19		$245	$276,093
Series A
5.00%, 06/01/19		435	488,731
Series B
5.00%, 06/01/19		775	870,728
Series C
5.00%, 06/01/19		230	258,410
Series F
4.00%, 06/01/19		100	109,901
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		160	180,103
Series C
5.00%, 07/01/19		160	180,102
Series E
5.00%, 07/01/19		155	174,474
Series F
5.00%, 07/01/19		265	298,295
Volusia County School Board COP
5.00%, 08/01/19		150	168,846
Series A
5.00%, 08/01/19		50	56,282

			7,702,700
GEORGIA — 2.37%
County of Carroll GA GO
4.00%, 06/01/19		120	131,179
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		25	27,842
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/19		385	431,148
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	245	277,455
Series A
4.00%, 08/01/19	(GTD)	70	77,002
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		170	191,359
5.00%, 07/01/19	(NPFGC)	130	146,333

Security		Principal (000s)	Value
State of Georgia GO
Series C
5.00%, 07/01/19		$140	$157,991
Series E-1
4.50%, 07/01/19		85	94,662
Series E-2
4.00%, 09/01/19		125	137,975
Series I
4.00%, 07/01/19		190	208,778
5.00%, 07/01/19		600	677,106

			2,558,830
HAWAII — 2.47%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	64,797
5.00%, 07/01/19		100	112,437
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		25	27,454
Series B
5.00%, 08/01/19		195	220,137
5.25%, 07/01/19	(AGM)	155	175,623
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC-FGIC)	30	28,752
Series A
4.00%, 07/01/19		285	312,006
County of Hawaii HI GO
Series B
4.00%, 09/01/19		50	55,047
County of Maui HI GO
5.00%, 06/01/19		190	213,353
5.00%, 09/01/19		145	164,263
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/19		150	168,798
State of Hawaii GO
Series DQ
5.00%, 06/01/19		110	123,452
Series DR
4.25%, 06/01/19		200	220,134
5.00%, 06/01/19		275	308,630

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series EH
4.00%, 08/01/19		$350	$384,465
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/19	(AGM)	80	90,695

			2,670,043
IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	56,589

			56,589
ILLINOIS — 1.53%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19	(NPFGC-FGIC)	100	94,353
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	20	22,392
5.50%, 07/01/19	(NPFGC-FGIC)	50	56,878
Series B
5.50%, 06/01/19	(NPFGC)	25	28,350
State of Illinois GO
0.00%, 08/01/19		70	65,415
5.00%, 08/01/19		340	370,318
Second Series
5.75%, 06/15/19		75	85,297
Series A
5.00%, 06/01/19		135	146,501
State of Illinois RB
5.00%, 06/15/19		470	524,718
Series A
4.00%, 06/15/19		95	103,297
Series B
5.00%, 06/15/19		140	156,299

			1,653,818
INDIANA — 0.71%
Indiana University RB
Series U
5.00%, 08/01/19		110	124,253

Security		Principal (000s)	Value
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/19		$210	$235,042
Purdue University RB
Series A
5.00%, 07/01/19		300	338,073
Series Y
5.00%, 07/01/19		65	73,249

			770,617
IOWA — 0.86%
City of Des Moines IA GO
Series A
5.00%, 06/01/19		25	27,934
City of West Des Moines IA GO
Series A
4.25%, 06/01/19		160	176,205
Iowa Finance Authority RB
5.00%, 08/01/19	(ETM)	40	45,152
5.00%, 08/01/19		150	169,673
Iowa State University of Science & Technology RB
4.00%, 07/01/19		120	131,371
State of Iowa RB
5.00%, 06/15/19		100	112,291
Series A
4.00%, 06/01/19	(ETM)	75	81,942
5.00%, 06/01/19	(ETM)	165	185,024

			929,592
KANSAS — 0.46%
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		80	85,800
5.00%, 09/01/19		175	198,643
Series B
5.00%, 09/01/19		185	209,993

			494,436
KENTUCKY — 0.36%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	125	141,432

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	$50	$54,313
5.00%, 08/01/19	25	28,002
Series A
5.00%, 08/01/19	25	28,002
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/19	120	134,202

		385,951
LOUISIANA — 0.28%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19	100	111,281
State of Louisiana GO
Series C
5.00%, 07/15/19	150	168,305
State of Louisiana RB
5.00%, 09/01/19	20	22,400

		301,986
MAINE — 0.42%
Maine Municipal Bond Bank RB
Series A
4.00%, 09/01/19	45	49,393
State of Maine GO
4.25%, 06/01/19	275	303,105
Series B
5.00%, 06/01/19	95	106,764

		459,262
MARYLAND — 4.60%
City of Baltimore MD RB
Series D
5.00%, 07/01/19	120	135,115
City of Frederick MD GO
5.00%, 09/01/19	135	153,027
County of Baltimore MD GO
5.00%, 08/01/19	310	350,861
County of Charles MD GO
5.00%, 07/15/19	25	28,212
County of Harford MD GO
4.00%, 07/01/19	25	27,487
Series A
5.00%, 07/01/19	15	16,937

Security		Principal (000s)	Value
County of Howard MD GO
Series A
5.00%, 08/15/19		$55	$62,334
Series B
5.00%, 08/15/19		265	300,337
County of Montgomery MD GO
Series A
5.00%, 07/01/19		260	293,413
5.00%, 08/01/19		140	158,453
County of Prince George’s MD GOL
Series C
5.00%, 08/01/19		100	113,017
Maryland Economic Development Corp. RB
4.00%, 06/01/19		20	21,863
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	65,779
Series A
5.00%, 07/01/19		265	298,380
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	112,512
State of Maryland GO
4.00%, 08/01/19		80	88,106
4.50%, 08/01/19		150	167,484
5.00%, 08/01/19		235	265,975
Second Series
3.00%, 08/01/19		50	53,541
Second Series E
5.00%, 08/01/19		175	198,067
Series B
4.50%, 08/01/19		455	508,035
5.00%, 08/01/20	(PR 08/01/19)	250	281,792
5.00%, 08/01/21	(PR 08/01/19)	275	309,972
5.00%, 08/01/23	(PR 08/01/19)	325	366,649
5.25%, 08/15/19		290	330,910
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		240	270,029

			4,978,287

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
MASSACHUSETTS — 4.33%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19	$270	$303,863
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19	150	164,771
Series A
5.25%, 08/01/19	340	386,417
Series B
4.00%, 08/01/19	120	131,816
5.00%, 08/01/19	475	536,232
Series C
5.00%, 08/01/19	100	112,891
Series D
5.50%, 08/01/19	150	171,620
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/19	(AGM)	160	182,021
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19	140	158,627
Series B
5.25%, 07/01/19	245	277,597
Series C
5.25%, 07/01/19	105	118,970
5.50%, 07/01/19	115	131,153
Series D
5.00%, 07/01/19	75	84,423
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	26,771
5.25%, 08/01/19	300	341,829
Series 15A
5.00%, 08/01/19	265	299,930
Series A
5.25%, 08/01/19	245	279,160
Massachusetts Development Finance Agency RB
Series S
5.00%, 07/01/19	65	73,167

Security		Principal (000s)	Value
Massachusetts Port Authority RB
Series B
5.00%, 07/01/19		$10	$11,256
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19		175	192,605
5.00%, 08/15/19		375	424,290
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	(GOI)	175	197,846
Series J
5.25%, 08/01/19	(AGM)	70	79,672

			4,686,927
MICHIGAN — 0.76%
Michigan Finance Authority RB
Series A
5.00%, 07/01/19		585	658,874
Michigan State University RB
4.00%, 08/15/19		145	159,445

			818,319
MINNESOTA — 1.78%
Metropolitan Council GO
Series B
5.00%, 09/01/19		100	113,476
State of Minnesota COP
5.00%, 06/01/19		125	140,016
State of Minnesota GO
5.00%, 08/01/19	(ETM)	5	5,618
5.00%, 08/01/19		205	231,886
Series A
5.00%, 08/01/19		125	141,394
Series C
5.00%, 08/01/19		275	311,066
Series D
5.00%, 08/01/19		325	367,623
Series E
4.00%, 08/01/19		140	154,094
5.00%, 08/01/19		220	248,853
Series F
4.00%, 08/01/19		65	71,544

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Series G
5.00%, 08/01/19	$50	$56,558
State of Minnesota RB
Series A
5.00%, 06/01/19	75	84,148

		1,926,276
MISSOURI — 0.38%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	100	112,891
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	169,180
5.25%, 07/01/19	115	130,632
		412,703
MONTANA — 0.05%
Montana Department of Transportation RB
4.00%, 06/01/19	50	54,512

		54,512
NEBRASKA — 0.20%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	93,468
Nebraska Public Power District RB
5.00%, 07/01/19	105	117,991

		211,459
NEVADA — 1.33%
Clark County School District GOL
Series A
5.00%, 06/15/19	180	201,965
Series B
5.00%, 06/15/19	230	258,067
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	56,060
Series D
4.50%, 07/01/19	145	160,476
County of Clark NV RB
5.00%, 07/01/19	210	235,538

Security		Principal (000s)	Value
Nevada System of Higher Education RB
Series B
4.00%, 07/01/19		$100	$109,695
State of Nevada GOL
5.00%, 06/01/19		30	33,659
5.00%, 08/01/19		40	45,144
Series B
5.00%, 08/01/19		50	56,429
Series C
5.00%, 06/01/19		200	224,396
5.00%, 08/01/19		50	56,430

			1,437,859
NEW HAMPSHIRE — 0.72%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19		220	248,697
State of New Hampshire GO
Series A
5.00%, 07/01/19		230	259,483
Series B
4.00%, 06/01/19		200	219,070
State of New Hampshire RB
5.00%, 09/01/19		50	56,290

			783,540
NEW JERSEY — 2.36%
New Jersey Building Authority RB
Series A
5.00%, 06/15/19		150	162,396
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	52,010
4.00%, 06/15/19		50	52,862
5.00%, 06/15/19		365	397,214
5.25%, 09/01/19	(ETM)	75	85,305
5.25%, 09/01/19		25	27,409
Series PP
5.00%, 06/15/19		270	292,718
Series UU
4.00%, 06/15/19		50	52,779
5.00%, 06/15/19		160	173,462

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19		$80	$91,615
Series C
5.00%, 09/01/19		25	28,434
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19		100	108,264
Series AA
5.00%, 06/15/19		75	81,198
Series B
5.00%, 06/15/19		100	108,264
State of New Jersey COP
Series A
5.00%, 06/15/19		25	27,066
State of New Jersey GO
5.00%, 08/01/19		135	150,031
Series H
5.25%, 07/01/19		225	251,089
Series L
5.25%, 07/15/19	(AMBAC)	50	55,866
Series N
5.50%, 07/15/19	(NPFGC)	65	73,213
Series Q
5.00%, 08/15/19		255	283,716

			2,554,911
NEW MEXICO — 0.77%
City of Albuquerque NM GO
Series A
4.00%, 07/01/19		35	38,415
City of Albuquerque NM RB
Series B
5.00%, 07/01/19		35	39,309
New Mexico Finance Authority RB
4.00%, 06/15/19		355	389,488
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19		260	292,420
Series B
5.00%, 07/01/19		70	78,683

			838,315

Security		Principal (000s)	Value
NEW YORK — 9.29%
City of New York NY GO
5.00%, 08/01/19		$135	$152,264
Series 1
5.00%, 08/01/19		465	524,464
Series A
5.00%, 08/01/19		345	389,119
Series B
4.00%, 08/01/19		465	510,314
5.00%, 08/01/19		245	276,330
Series C
4.00%, 08/01/19		225	246,926
5.00%, 08/01/19		265	298,888
Series D
5.00%, 08/01/19		220	248,134
Series E
5.00%, 08/01/19		285	321,446
Series G
5.00%, 08/01/19		75	84,591
Series H
5.00%, 08/01/19		155	174,821
Series I
4.00%, 08/01/19		95	104,258
5.00%, 08/01/19		470	530,104
Series I-1
5.00%, 08/01/19		535	603,416
Series J
5.00%, 08/01/19		420	473,710
Series K
5.00%, 08/01/19		255	287,609
County of Orange NY GOL
Series B
4.00%, 07/01/19		50	54,473
County of Westchester NY GOL
Series B
5.00%, 07/01/19		115	129,779
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	35	33,697
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19		115	129,303

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/19	(SAW)	$85	$93,149
Series S-1A
4.00%, 07/15/19	(SAW)	100	109,587
5.00%, 07/15/19	(SAW)	400	450,344
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19		100	113,017
Series A-1
4.00%, 08/01/19		165	181,452
5.00%, 08/01/19		120	135,620
Series A-3
5.00%, 08/01/19	(ETM)	155	174,567
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19		310	348,899
New York State Dormitory Authority RB
3.00%, 07/01/19		150	159,495
5.00%, 07/01/19		195	218,819
5.00%, 07/01/19	(SAP)	65	73,042
5.50%, 07/01/19	(NPFGC-FGIC)	105	119,646
Series A
5.00%, 07/01/19		355	399,721
5.00%, 07/01/19	(GOI)	50	56,426
Series D
3.50%, 06/15/19		120	129,430
4.50%, 06/15/19		160	177,738
5.00%, 06/15/19		110	123,803
Series E
5.00%, 08/15/19		300	339,606
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		350	394,688
Series A
5.00%, 06/15/19		320	360,858
Port Authority of New York & New Jersey RB
5.20%, 09/01/19		85	96,756
Town of Hempstead NY GOL
4.00%, 08/15/19		200	220,170

			10,050,479

Security	Principal (000s)	Value
NORTH CAROLINA — 2.45%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	$205	$231,344
Series C
5.00%, 06/01/19	50	56,256
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	30	32,965
Series B
4.00%, 07/01/19	20	21,977
5.00%, 07/01/19	180	203,132
City of Durham NC GO
Series C
5.00%, 07/01/19	115	129,779
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	62,227
Series A
5.00%, 06/01/19	170	191,114
County of Buncombe NC RB
Series A
5.00%, 06/01/19	110	123,248
County of Forsyth NC GO
Series E
4.00%, 07/01/19	175	192,295
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	143,172
5.00%, 08/01/19	80	90,545
County of New Hanover NC GO
5.00%, 06/01/19	50	56,256
Series A
4.00%, 08/01/19	50	55,066
5.00%, 08/01/19	25	28,295
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	112,373
State of North Carolina GO
Series A
5.00%, 06/01/19	300	337,536
Series B
5.00%, 06/01/19	460	517,555

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Town of Cary NC GO
Series B
4.00%, 06/01/19	$60	$65,776

		2,650,911
OHIO — 2.35%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	50	57,020
Series A
5.00%, 06/01/19	100	112,481
5.00%, 07/01/19	100	112,787
5.00%, 08/15/19	370	419,092
County of Franklin OH GOL
1.50%, 06/01/19	110	112,845
Miami University/Oxford OH RB
5.00%, 09/01/19	195	220,687
Ohio State Water Development Authority RB
Series B
5.00%, 06/01/19	110	123,621
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	152,692
State of Ohio GO
5.00%, 08/01/19	55	62,108
Series A
5.00%, 08/01/19	100	113,054
Series B
5.00%, 06/15/19	35	39,390
5.00%, 08/01/19	460	520,053
Series C
5.00%, 08/01/19	405	457,342
University of Cincinnati RB
Series C
5.00%, 06/01/19	35	39,248

		2,542,420
OKLAHOMA — 0.92%
Grand River Dam Authority RB
Series A
4.00%, 06/01/19	255	278,139

Security		Principal (000s)	Value
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		$50	$51,777
5.00%, 07/01/19		40	44,860
Series B
5.00%, 07/01/19		165	185,311
Series C
5.00%, 07/01/19		50	56,155
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		335	377,515

			993,757
OREGON — 1.06%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC-FGIC)	160	155,318
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19		55	61,864
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19		70	76,647
Metro/OR GO
4.00%, 06/01/19		200	219,130
Series A
5.00%, 06/01/19		20	22,496
Port of Portland OR RB
Series 23
5.00%, 07/01/19		125	140,546
Portland Community College District GO
5.00%, 06/15/19		200	224,958
State of Oregon GO
Series B
5.00%, 08/01/19		20	22,603
Series O
5.00%, 08/01/19		100	113,082
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 09/01/19		50	56,626

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/19	(GTD)	$50	$54,779

			1,148,049
PENNSYLVANIA — 3.71%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/19		100	112,141
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	330	373,441
First Series
5.00%, 06/01/19		65	72,489
5.00%, 07/01/19		330	369,055
5.00%, 08/15/19		150	168,426
Second Series
5.00%, 07/01/19		620	693,377
County of Bucks PA GO
5.00%, 06/01/19		75	84,218
County of Butler PA GO
5.00%, 07/15/19		25	28,235
County of Chester PA GO
Series C
5.00%, 07/15/19		30	33,863
Delaware County Authority RB
5.00%, 08/01/19		145	163,543
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19		955	1,076,199
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	294,219
Series AJ
5.00%, 06/15/19		10	11,217
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		200	224,582

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	$150	$167,710
Series B
5.00%, 06/01/19		125	139,478

			4,012,193
RHODE ISLAND — 0.08%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		75	84,964

			84,964
SOUTH CAROLINA — 0.38%
South Carolina State Ports Authority RB
5.00%, 07/01/19		50	55,855
State of South Carolina GO
Series A
5.00%, 06/01/19		300	337,536
5.00%, 07/01/19	(SAW)	20	22,570

			415,961
TENNESSEE — 1.07%
City of Memphis TN GO
Series D
3.63%, 07/01/19		100	108,521
County of Sumner TN GO
5.00%, 06/01/19		40	44,916
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19		210	236,651
Series D
4.00%, 07/01/19		515	565,089
State of Tennessee GO
Series A
5.00%, 08/01/19		75	84,886
5.00%, 09/01/19		100	113,510

			1,153,573
TEXAS — 8.01%
Austin Community College District GOL
5.00%, 08/01/19		140	158,003

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	$170	$186,731
Series B
5.00%, 08/01/19		100	113,022
Central Texas Turnpike System RB
0.00%, 08/15/19	(ETM) (AMBAC)	25	24,218
Series A
0.00%, 08/15/19	(AMBAC)	90	86,536
City of Austin TX GOL
5.00%, 09/01/19		185	209,951
Series A
5.00%, 09/01/19		135	153,207
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		55	61,710
City of El Paso TX GOL
5.00%, 08/15/19		90	101,412
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/19		50	55,870
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	22,589
City of San Antonio TX GOL
Series A
5.00%, 08/01/19		195	220,266
County of Bexar TX GOL
5.00%, 06/15/19		240	269,499
Series A
4.50%, 06/15/19		20	22,166
County of Denton TX GO
4.00%, 07/15/19		30	32,923
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	25	28,470
County of Harris TX RB
Series C
5.00%, 08/15/19		410	463,751
County of Tarrant TX GOL
5.00%, 07/15/19		100	112,782

Security		Principal (000s)	Value
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	$220	$249,117
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	93,461
5.00%, 08/15/19	(PSF)	125	141,295
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	76,889
El Paso Independent School District GO
5.00%, 08/15/19		40	45,214
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	56,518
Frisco Independent School District GO
Series B
5.00%, 08/15/19	(PSF)	170	191,893
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	181,384
5.00%, 08/15/19	(PSF)	85	96,081
Series B
4.00%, 08/15/19		30	32,979
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	48,617
Klein Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	165	181,239
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	355	390,337
Series D
0.00%, 08/15/19	(PSF)	25	24,308
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	140	153,936
5.00%, 08/15/19	(PSF)	135	152,599

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	$145	$159,433
5.00%, 08/15/19	(PSF)	10	11,304
North East Independent School District/TX GO
Series A
5.00%, 08/01/19	(PSF)	210	237,061
North Texas Municipal Water
District RB
5.00%, 06/01/19		190	213,069
5.00%, 09/01/19		345	390,712
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	205	231,724
Permanent University Fund RB
5.00%, 07/01/19		135	152,219
Series A
5.00%, 07/01/19		75	84,566
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	112,886
Series A
5.00%, 08/01/19		175	197,550
Socorro Independent School District GO
Series A
5.00%, 08/15/19	(PSF)	110	124,166
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	112,878
State of Texas GO
5.00%, 08/01/19		150	169,731
Series B
5.00%, 08/01/19		210	237,623
Series C
5.00%, 08/01/19		90	101,720
Series E
4.50%, 08/01/19		75	83,527
Tarrant Regional Water District RB
5.00%, 09/01/19		160	181,365
6.00%, 09/01/19		100	116,308

Security		Principal (000s)	Value
Texas Water Development Board RB
4.00%, 07/15/19		$125	$137,225
University of Texas System (The) RB
Series A
4.00%, 08/15/19		265	291,638
5.00%, 08/15/19		180	203,643
Series B
4.00%, 08/15/19		125	137,565
5.00%, 08/15/19		420	475,167
5.25%, 08/15/19		50	56,953

			8,659,006
UTAH — 1.03%
Intermountain Power Agency RB
Series A
5.00%, 07/01/19		290	325,882
Metropolitan Water District of Salt Lake & Sandy RB
Series A
5.00%, 07/01/19		110	123,785
State of Utah GO
5.00%, 07/01/19		100	112,883
Series A
5.00%, 07/01/19		165	186,257
Series C
5.00%, 07/01/19		115	129,815
University of Utah (The) RB
Series A
5.00%, 08/01/19		150	169,436
Utah Transit Authority RB
Series C
5.25%, 06/15/19		60	67,869

			1,115,927
VERMONT — 0.05%
State of Vermont GO
Series F
5.00%, 08/15/19		50	56,684

			56,684
VIRGINIA — 2.85%
City of Alexandria VA GO
Series A
4.50%, 06/15/19	(SAW)	50	55,604
City of Richmond VA GO
Series C
4.00%, 07/15/19	(SAW)	25	27,437

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19		$300	$337,536
Series B
5.00%, 06/01/19		115	129,389
Series D
5.00%, 06/01/19		100	112,512
County of Arlington VA GO
Series A
5.00%, 08/01/19		25	28,295
Series C
4.00%, 08/15/19		75	82,686
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	135,606
Virginia Beach Development Authority RB
Series B
5.00%, 07/15/19		100	112,556
Virginia College Building Authority RB
5.00%, 09/01/19		195	220,839
Series B
5.00%, 09/01/19		105	118,914
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	146,887
Series A
5.00%, 08/01/19		140	158,186
Series B
4.00%, 08/01/19		50	54,972
Series D
5.00%, 08/01/19		100	112,990
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	120	135,469
Series B
4.00%, 08/01/19	(SAW)	65	71,401
Series C
4.00%, 08/01/19	(SAW)	335	367,987
5.00%, 08/01/19	(SAW)	445	502,365
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	168,768

			3,080,399

Security		Principal (000s)	Value
WASHINGTON — 5.44%
City of Seattle WA GOL
Series A
5.00%, 06/01/19		$90	$100,978
Series B
5.00%, 08/01/19		195	220,393
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		190	213,811
Series A
5.00%, 06/01/19		90	100,978
City of Seattle WA Water System Revenue RB
Series B
4.50%, 08/01/19		85	94,719
County of King WA GOL
Series B
5.00%, 06/01/19		240	269,645
County of King WA Sewer Revenue RB
Series B
4.00%, 07/01/19		125	137,001
County of Pierce WA GOL
Series A
5.00%, 08/01/19		75	84,374
Energy Northwest RB
Series A
5.00%, 07/01/19		620	697,698
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19		200	224,026
Port of Seattle WA RB
5.00%, 06/01/19		225	252,747
Series A
5.25%, 07/01/19	(NPFGC)	45	50,801
State of Washington COP
4.00%, 07/01/19		75	81,710
State of Washington GO
5.00%, 07/01/19		950	1,068,455
Series 2010B
5.00%, 08/01/19		95	107,153
Series 2010C
5.00%, 08/01/19		35	39,478

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series 2013A
5.00%, 08/01/19		$25	$28,198
Series A
5.00%, 08/01/19		495	558,325
Series B-2
5.00%, 08/01/19		250	281,983
Series D
5.00%, 07/01/19		65	73,105
Series R
5.00%, 07/01/19		250	281,172
Series R-2015-C
5.00%, 07/01/19		280	314,913
Series R-2015D
5.00%, 07/01/19		50	56,235
State of Washington RB
5.00%, 09/01/19		340	382,847
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	145	158,724

			5,879,469
WISCONSIN — 1.24%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19		115	129,063
Series 1
5.00%, 06/01/19		100	112,229
Series 2
5.00%, 06/01/19		200	224,458
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19		95	106,997
Series 2
4.00%, 07/01/19		50	54,832
Series I
5.00%, 07/01/19	(NPFGC)	530	596,928
WPPI Energy RB
5.00%, 07/01/19		105	118,192

			1,342,699

TOTAL MUNICIPAL BONDS & NOTES (Cost: $105,788,427)			107,103,306

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Liquidity Funds MuniCash Portfolio
0.24%[a,b]	139	$139,205

		139,205

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,205)		139,205

TOTAL INVESTMENTS IN SECURITIES — 99.15%		107,242,511
(Cost: $105,927,632)[c]
Other Assets, Less Liabilities — 0.85%		917,070

NET ASSETS — 100.00%		$108,159,581

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $105,927,632. Net unrealized appreciation was $1,314,879, of which $1,316,627 represented gross unrealized appreciation on securities and $1,748 represented gross unrealized depreciation on securities.

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$107,103,306	$—	$107,103,306
Money market funds	139,205	—	—	139,205

Total	$139,205	$107,103,306	$—	$107,242,511

268

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.95%

ALABAMA — 1.26%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$340	$395,783
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20		110	128,118
Auburn University RB
5.00%, 06/01/20		20	23,152
City of Huntsville AL GO
4.00%, 09/01/20		100	112,743
Series A
4.00%, 09/01/20		50	56,437
State of Alabama GO
Series A
5.00%, 08/01/20		400	467,224
University of Alabama (The) RB
Series A
5.00%, 07/01/20		80	92,902

			1,276,359
ALASKA — 0.35%
Alaska Municipal Bond Bank Authority RB
Series Three
5.00%, 09/01/20	(MO)	25	29,240
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20	(NPFGC)	130	151,064
State of Alaska GO
Series A
4.00%, 08/01/20		70	78,506
5.00%, 08/01/20		25	29,037
Series B
5.00%, 08/01/20		60	69,690

			357,537
ARIZONA — 4.18%
Arizona Board of Regents COP
Series C
5.00%, 06/01/20		70	80,618
Arizona School Facilities Board COP
Series A
5.00%, 09/01/20		165	191,369

Security		Principal (000s)	Value
Arizona Transportation Board RB
4.00%, 07/01/20		$60	$67,221
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	89,762
City of Flagstaff AZ GOL
Series B
5.00%, 07/01/20		15	17,329
City of Mesa AZ RB
5.00%, 07/01/20		25	28,968
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/20	(NPFGC)	75	87,095
City of Phoenix AZ GO
4.00%, 07/01/20		305	342,604
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		30	32,484
5.00%, 07/01/20		735	853,239
5.25%, 07/01/20	(NPFGC)	35	41,033
Series A
3.50%, 07/01/20		85	93,317
5.00%, 07/01/20		195	225,531
Series B
5.00%, 07/01/20		315	366,203
City of Scottsdale AZ GOL
5.00%, 07/01/20		55	64,011
City of Tempe AZ GO
Series C
5.00%, 07/01/20		10	11,626
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		60	67,397
5.00%, 07/01/20		120	139,506
Series C
4.00%, 07/01/20		25	28,082
City of Tucson AZ GOL
Series A
4.00%, 07/01/20		45	50,416
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		160	185,803
Series A
5.00%, 07/01/20		115	133,546

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Maricopa County Community College District GO
Series D
4.00%, 07/01/20		$145	$162,877
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	75	87,701
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		170	196,835
State of Arizona COP
5.00%, 09/01/20		280	325,368
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20	(AGM)	80	92,423
Yavapai County Community College District GOL
3.00%, 07/01/20		150	162,296

			4,224,660
ARKANSAS — 0.28%
State of Arkansas GO
4.00%, 06/15/20		250	281,155

			281,155
CALIFORNIA — 14.32%
Acalanes Union High School District GO
4.00%, 08/01/20		50	56,462
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/20	(AGM)	200	189,916
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	100,671
California State Public Works Board RB
5.00%, 06/01/20		115	133,093
Series A
5.00%, 06/01/20		100	115,733
5.00%, 09/01/20		450	524,925
Series D
5.00%, 09/01/20		25	29,163
Series F
5.00%, 09/01/20		155	180,807
Cerritos Community College District GO
Series A
5.00%, 08/01/20		50	58,469

Security		Principal (000s)	Value
Chaffey Community College District GO
Series A
5.00%, 06/01/20		$75	$87,188
City & County of San Francisco CA GO
5.00%, 06/15/20		50	58,243
Series R1
5.00%, 06/15/20		290	337,809
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	93,750
Series B
5.00%, 09/01/20		295	345,702
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/20		335	389,722
City of Pasadena CA Electric Revenue RB
Series A
4.00%, 06/01/20		40	44,849
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/20		25	29,059
Clovis Unified School District GO
Series A
0.00%, 08/01/20	(NPFGC)	100	94,846
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	118,481
Series A
5.00%, 08/01/20		60	70,163
Contra Costa Community College District GO
5.00%, 08/01/20		50	58,469
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/20	(AGM)	40	37,770
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20		20	23,318
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/20		140	157,821
5.00%, 06/01/20		340	396,399

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
East Side Union High School District GO
4.00%, 08/01/20		$90	$101,399
El Camino Community College District GO
5.00%, 08/01/20		50	58,469
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	33,884
5.25%, 08/01/20	(NPFGC-FGIC)	105	124,001
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20		20	23,335
Huntington Beach Union High School District GO
5.00%, 08/01/20		130	152,019
Long Beach Community College District GO
Series B
4.00%, 08/01/20		25	28,167
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20		175	204,641
Series F
5.00%, 08/01/20		280	327,426
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		405	472,400
Series B
5.00%, 06/01/20		180	209,428
5.00%, 07/01/20		120	139,867
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20		100	116,568
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20		50	56,312
5.00%, 07/01/20		365	425,429
Series B
5.00%, 07/01/20		10	11,656

Security	Principal (000s)	Value
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	$285	$332,429
Series B
5.00%, 07/01/20	40	46,657
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	105	118,254
5.00%, 07/01/20	375	437,085
Series A-1
5.00%, 07/01/20	40	46,622
Series C
5.00%, 07/01/20	75	87,417
Series KRY
4.00%, 07/01/20	50	56,312
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	50,826
Los Rios Community College District GO
5.00%, 08/01/20	75	87,638
Marin Community College District GO
4.00%, 08/01/20	70	79,047
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20	90	105,211
Series C
5.00%, 07/01/20	40	46,760
Series G
5.00%, 07/01/20	165	192,887
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20	100	116,604
Morgan Hill Redevelopment Agency Successor Agency TA
Series A
5.00%, 09/01/20	100	116,589
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20	65	75,650

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Orange County Transportation Authority RB
5.00%, 08/15/20		$95	$111,406
Poway Unified School District GO
5.00%, 08/01/20		70	81,857
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20		75	87,576
Roseville Joint Union High School District GO
4.00%, 08/01/20		100	112,666
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	263,320
Series X
5.00%, 08/15/20		210	245,765
Series Y
5.00%, 08/15/20		40	46,812
San Diego Community College District GO
5.00%, 08/01/20		75	87,868
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/20		65	75,928
San Diego Unified School District/CA GO
Series R-3
5.00%, 07/01/20		80	93,314
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20		110	128,922
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/20		45	50,661
San Francisco Unified School District GO
Series E
5.00%, 06/15/20		195	226,898
San Jose Evergreen Community College District GO
Series A
0.00%, 09/01/20	(AMBAC)	175	165,657

Security		Principal (000s)	Value
San Jose Financing Authority RB
Series A
5.00%, 06/01/20		$100	$115,869
San Mateo County Community College District GO
4.00%, 09/01/20		70	79,381
Series B
0.00%, 09/01/20	(NPFGC)	215	205,385
San Mateo Union High School District GO
Series A
5.00%, 09/01/20		20	23,446
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		220	248,906
Santa Clara Unified School District GO
5.00%, 07/01/20		50	58,321
Santa Monica Community College District GO
5.00%, 08/01/20		125	146,172
Sequoia Union High School District GO
4.00%, 07/01/20		50	56,417
Sonoma County Junior College District GO
4.00%, 08/01/20		110	124,122
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20		75	85,826
Southern California Public Power Authority RB
4.00%, 07/01/20		135	152,156
5.00%, 07/01/20		105	122,474
Series A
5.00%, 07/01/20		330	384,919
State of California GO
4.00%, 09/01/20		290	327,253
5.00%, 08/01/20		25	29,154
5.00%, 09/01/20		720	841,918
Series B
5.00%, 09/01/20		870	1,017,317

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Tamalpais Union High School District GO
5.00%, 08/01/20	$30	$35,088
Ventura County Community College District GO
4.00%, 08/01/20	125	141,155
5.00%, 08/01/20	45	52,622
William S Hart Union High School District GO
4.00%, 09/01/20	100	113,006
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)	125	119,084

14,472,458
COLORADO — 0.62%
City & County of Denver CO GO
Series D
5.00%, 08/01/20	20	23,387
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20	100	115,538
Series B
0.00%, 09/01/20	50	46,682
University of Colorado RB
Series A
5.00%, 06/01/20	185	215,168
Series B
5.00%, 06/01/20	195	226,799

627,574
CONNECTICUT — 1.40%
State of Connecticut Clean Water Fund - State Revolving Fund RB
Series B
5.00%, 07/01/20	100	116,384
State of Connecticut GO
Series B
5.25%, 06/01/20	220	253,994
Series C
5.00%, 06/01/20	110	125,948
Series D
5.00%, 06/15/20	155	177,635

Security		Principal (000s)	Value
Series E
5.00%, 08/15/20		$100	$115,074
5.00%, 09/01/20		200	230,400
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		95	110,362
5.00%, 09/01/20		50	58,235
Series B
5.00%, 09/01/20		160	186,354
Town of Darien CT GO
4.00%, 08/01/20		40	45,170

			1,419,556
DELAWARE — 1.08%
County of New Castle DE GO
Series A
5.00%, 07/15/20		125	146,030
Delaware Transportation Authority RB
5.00%, 07/01/20		340	395,413
5.00%, 09/01/20		60	69,856
Series 2014
5.00%, 07/01/20		75	87,224
State of Delaware GO
5.00%, 07/01/20		95	110,810
Series A
4.00%, 08/01/20		150	169,386
5.00%, 07/01/20		100	116,685

			1,095,404
DISTRICT OF COLUMBIA — 0.47%
District of Columbia GO
Series A
5.00%, 06/01/20		100	115,928
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	270	315,603
5.25%, 06/01/20	(SGI)	40	46,756

			478,287
FLORIDA — 8.11%
Central Florida Expressway Authority RB
5.00%, 07/01/20		200	231,314

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® IBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Series B
5.00%, 07/01/20	$120	$138,788
County of Hillsborough FL RB
5.00%, 08/01/20	115	134,050
County of Miami-Dade FL GO
4.00%, 07/01/20	65	72,741
Series B
5.00%, 07/01/20	80	92,662
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20	290	335,406
County of Palm Beach FL GO
5.00%, 07/01/20	60	69,985
5.00%, 08/01/20	200	233,876
County of Palm Beach FL RB
4.00%, 06/01/20	90	100,911
5.00%, 06/01/20	140	162,358
Florida Department of Environmental Protection RB
5.00%, 07/01/20	385	445,934
Series A
5.00%, 07/01/20	75	86,870
Series B
5.00%, 07/01/20	75	86,870
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/20	285	331,124
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	195	226,697
Series B
5.00%, 07/01/20	370	430,143
Leon County School District RB
5.00%, 09/01/20	235	272,870
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/20	210	242,880
Orange County School Board COP
Series D
5.00%, 08/01/20	270	313,818

Security	Principal (000s)	Value
Palm Beach County School District COP
Series A
5.00%, 08/01/20	$125	$144,081
Series B
5.00%, 08/01/20	30	34,606
Series C
5.00%, 08/01/20	175	201,714
Pasco County School Board COP
5.00%, 08/01/20	200	230,906
Series A
5.00%, 08/01/20	75	86,590
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	210	242,922
Series B
4.00%, 06/01/20	50	55,918
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	60	69,266
Series B
5.00%, 07/01/20	390	450,232
Seminole County School Board COP
Series A
5.00%, 07/01/20	50	57,552
St. Johns County School Board COP
5.00%, 07/01/20	30	34,595
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	69,522
State of Florida GO
5.00%, 07/01/20	265	308,418
Series A
5.00%, 06/01/20	735	852,379

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series B
5.00%, 06/01/20		$130	$150,761
Series C
5.00%, 06/01/20		150	173,955
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		195	226,280
Series E
5.00%, 07/01/20		350	406,143
Series F
5.00%, 07/01/20		285	330,717
Volusia County School Board COP
Series B
5.00%, 08/01/20		50	57,944

			8,193,798
GEORGIA — 1.63%
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		45	52,276
5.00%, 07/01/20	(NPFGC)	40	46,468
State of Georgia GO
Series E-1
4.00%, 07/01/20		35	39,448
Series E-2
5.00%, 09/01/20		70	82,062
Series I
5.00%, 07/01/20		1,220	1,423,032

			1,643,286
HAWAII — 1.23%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		100	112,344
Series B
5.00%, 08/01/20		60	69,886
City & County of Honolulu HI Wastewater System Revenue RB
Series 2012B
5.00%, 07/01/20		150	173,805

Security		Principal (000s)	Value
County of Maui HI GO
5.00%, 09/01/20		$200	$233,746
State of Hawaii GO
Series EH
5.00%, 08/01/20		250	291,192
Series EO
5.00%, 08/01/20		75	87,358
Series EP
5.00%, 08/01/20		235	273,721

			1,242,052
ILLINOIS — 1.74%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20	(NPFGC)	50	45,688
0.00%, 06/15/20	(NPFGC-FGIC)	100	91,377
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC-GOI)	40	47,046
6.00%, 07/01/20	(NPFGC)	60	71,664
State of Illinois GO
0.00%, 08/01/20		75	68,191
4.00%, 09/01/20		175	185,537
5.00%, 07/01/20		325	357,068
5.00%, 08/01/20		80	87,982
5.00%, 08/01/20	(AGM)	50	56,422
State of Illinois RB
4.00%, 06/15/20		135	149,986
5.00%, 06/15/20		520	597,802

			1,758,763
INDIANA — 0.82%
Indiana Finance Authority RB
5.25%, 07/01/20		115	133,884
Indiana University RB
Series U
5.00%, 08/01/20		65	75,767
Series V-1
5.00%, 08/01/20		45	52,454
Series W-2
5.00%, 08/01/20		115	134,050

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	$50	$57,377
Series K
5.00%, 06/01/20	190	218,517
Purdue University RB
Series A
5.00%, 07/01/20	25	29,096
Series AA
4.00%, 07/01/20	50	56,228
Series Y
5.00%, 07/01/20	65	75,650

		833,023
IOWA — 0.72%
City of Des Moines IA GO
Series A
5.00%, 06/01/20	185	214,311
Iowa Finance Authority RB
5.00%, 08/01/20	100	116,674
Series A
5.00%, 08/01/20	165	192,512
State of Iowa RB
4.00%, 06/15/20	50	56,006
5.00%, 06/15/20	130	150,660

		730,163
KANSAS — 1.34%
City of Topeka KS GO
Series A
5.00%, 08/15/20	50	58,288
City of Wichita KS GO
Series 811
5.00%, 06/01/20	105	121,680
Series A
4.00%, 09/01/20	30	33,744
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20	150	174,707
Series B
5.00%, 09/01/20	150	174,706

Security		Principal (000s)	Value
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		$10	$10,926
Series B
5.00%, 09/01/20		270	316,283
Series C
5.00%, 09/01/20		325	381,001
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20		75	88,286

			1,359,621
KENTUCKY — 0.28%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	66,623
5.00%, 08/01/20		55	63,257
5.50%, 08/01/20	(AMBAC)	10	11,700
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20		120	138,125

			279,705
LOUISIANA — 0.79%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	120,071
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	116,912
State of Louisiana GO
Series A
5.00%, 08/01/20		250	288,795
Series C
4.00%, 07/15/20		60	66,854
5.00%, 07/15/20		50	57,683
5.00%, 08/01/20		50	57,759
State of Louisiana RB
Series A
5.00%, 06/15/20		80	92,308

			800,382

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
MAINE — 0.20%
Maine Turnpike Authority RB
5.00%, 07/01/20	$100	$116,169
State of Maine GO
Series B
4.00%, 06/01/20	75	84,216

		200,385
MARYLAND — 3.29%
City of Baltimore MD RB
Series D
5.00%, 07/01/20	75	87,095
County of Baltimore MD GO
5.00%, 08/01/20	495	578,843
County of Frederick MD GO
4.00%, 08/01/20	25	28,167
County of Montgomery MD GO
Series A
5.00%, 07/01/20	155	180,795
5.00%, 08/01/20	200	233,876
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	170	197,124
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	110,518
State of Maryland GO
5.00%, 08/01/20	285	333,273
Second Series E
4.50%, 08/01/20	590	677,833
Series A
5.00%, 08/01/20	205	239,723
Series B
5.00%, 08/01/20	150	175,407
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	305	354,822
Series A
4.00%, 06/01/20	110	123,593

		3,321,069

Security	Principal (000s)	Value
MASSACHUSETTS — 5.29%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/20	$140	$162,782
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/20	565	664,248
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	235	276,280
Series B
3.00%, 08/01/20	100	108,553
4.00%, 08/01/20	50	56,279
5.00%, 08/01/20	200	233,130
5.25%, 08/01/20	145	170,471
5.25%, 09/01/20	(AGM)	110	129,684
Series D
1.00%, 08/01/43	700	700,000
5.50%, 08/01/20	20	23,714
Series E
5.00%, 09/01/20	445	520,085
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20	125	145,749
5.25%, 07/01/20	230	269,447
Series B
5.25%, 07/01/20	305	357,311
Series C
5.00%, 07/01/20	85	98,744
5.50%, 07/01/20	55	64,972
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	390	455,970
5.25%, 08/01/20	90	106,068
Massachusetts Port Authority RB
Series C
5.00%, 07/01/20	45	52,276

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		$220	$247,960
5.00%, 08/15/20		195	227,668
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM) (GOI)	35	39,388
Series J
5.50%, 08/01/20	(AGM)	200	237,490

			5,348,269
MICHIGAN — 0.20%
Michigan State University RB
Series A
5.00%, 08/15/20		170	198,256

			198,256
MINNESOTA — 2.05%
Metropolitan Council GO
Series D
5.00%, 09/01/20		75	87,901
Series E
5.00%, 09/01/20		75	87,902
State of Minnesota GO
5.00%, 08/01/20	(ETM)	5	5,794
5.00%, 08/01/20		290	338,758
Series A
5.00%, 08/01/20		150	175,286
Series B
4.00%, 08/01/20		200	225,346
5.00%, 08/01/20		520	607,427
Series D
5.00%, 08/01/20		220	256,989
State of Minnesota RB
Series A
5.00%, 06/01/20		200	231,688
University of Minnesota RB
5.00%, 08/01/20		50	58,129

			2,075,220
MISSOURI — 0.20%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20		170	198,218

			198,218

Security	Principal (000s)	Value
MONTANA — 0.14%
Montana Department of Transportation RB
3.00%, 06/01/20	$20	$21,462
State of Montana GO
5.00%, 08/01/20	100	116,938

		138,400
NEBRASKA — 0.46%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20	105	122,623
Nebraska Public Power District RB
5.00%, 07/01/20	275	318,525
University of Nebraska RB
5.00%, 07/01/20	25	28,978

		470,126
NEVADA — 1.27%
Clark County School District GOL
Series A
5.00%, 06/15/20	25	28,921
Series B
5.00%, 06/15/20	390	451,168
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	80,781
County of Clark NV RB
5.00%, 07/01/20	40	46,399
Series B
5.00%, 07/01/20	50	57,700
State of Nevada GOL
5.00%, 06/01/20	85	98,467
5.00%, 08/01/20	160	186,293
Series C
5.00%, 06/01/20	180	208,519
5.00%, 08/01/20	75	87,325
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	30	34,703

		1,280,276

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
NEW HAMPSHIRE — 0.63%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20		$85	$98,562
New Hampshire Municipal Bond Bank RB
Series B
5.00%, 08/15/20		50	58,332
Series C
5.25%, 08/15/20		100	117,675
State of New Hampshire GO
Series A
3.50%, 07/01/20		140	154,686
5.00%, 07/01/20		50	58,299
State of New Hampshire RB
5.00%, 09/01/20		130	150,201

			637,755
NEW JERSEY — 2.38%
New Jersey Building Authority RB
Series A
3.00%, 06/15/20		25	25,656
New Jersey Economic Development Authority RB
5.00%, 06/15/20		30	33,186
5.00%, 09/01/20	(ETM)	230	268,088
5.00%, 09/01/20		85	93,713
Series EE
4.50%, 09/01/20		65	70,381
Series XX
5.00%, 06/15/20		320	351,984
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	33,075
Series A
5.00%, 07/01/20		25	29,160
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	79,788
5.00%, 06/15/20		175	192,757
5.00%, 06/15/20	(SAP)	40	44,059
Series AA
5.00%, 06/15/20		240	264,353
5.00%, 06/15/20	(SAP)	95	104,640

Security	Principal (000s)	Value
Series B
5.00%, 06/15/20	$145	$159,713
State of New Jersey GO
5.00%, 06/01/20	165	187,293
Series Q
4.00%, 08/15/20	75	82,583
5.00%, 08/15/20	340	387,937

		2,408,366
NEW MEXICO — 0.94%
New Mexico Finance Authority RB
4.00%, 06/15/20	75	84,284
Series B
5.00%, 06/15/20	250	290,982
Series D
5.00%, 06/01/20	150	173,676
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	200	231,826
Series B
4.00%, 07/01/20	150	167,865

		948,633
NEW YORK — 9.60%
City of New York NY GO
Series A
5.00%, 08/01/20	290	337,316
Series B
3.00%, 08/01/20	180	194,965
4.00%, 08/01/20	200	224,630
5.00%, 08/01/20	730	849,106
Series C
3.00%, 08/01/20	25	27,079
5.00%, 08/01/20	175	203,553
Series E
4.00%, 08/01/20	120	134,779
5.00%, 08/01/20	100	116,316
Series F
4.00%, 08/01/20	95	106,699
Series G
5.00%, 08/01/20	240	279,158
Series H
5.00%, 08/01/20	200	232,632
Series H-2
5.00%, 06/01/20	165	190,994

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series I
5.00%, 08/01/20		$220	$255,895
Series I-1
5.00%, 08/01/20		160	186,106
Series J
5.00%, 08/01/20		1,070	1,244,581
Series K
5.00%, 08/01/20		175	203,553
County of Orange NY GOL
Series B
4.00%, 07/01/20		35	38,920
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	94,801
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	255	286,039
5.00%, 07/15/20	(SAW)	310	360,003
Series S-1A
5.00%, 07/15/20	(SAW)	65	75,485
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/20		180	209,698
Series A-1
5.00%, 08/01/20		165	192,223
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	209,614
Series EE
4.00%, 06/15/20		25	28,064
Series FF
5.00%, 06/15/20		190	220,662
Series GG
4.00%, 06/15/20		180	202,057
5.00%, 06/15/20		225	261,310
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	355	411,037
Series A
4.13%, 07/01/20		170	190,866
5.00%, 07/01/20		640	743,420

Security	Principal (000s)	Value
Series C
5.00%, 06/15/20	$50	$58,069
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20	100	112,628
5.00%, 06/15/20	310	361,215
Series A
3.50%, 06/15/20	110	121,750
5.00%, 06/15/20	150	174,782
Series B
5.00%, 08/15/20	120	140,544
Port Authority of New York & New Jersey RB
Series 180
5.00%, 06/01/20	280	324,677
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,242
Town of Hempstead NY GOL
5.00%, 08/15/20	65	75,869

		9,704,337
NORTH CAROLINA — 2.06%
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/20	205	236,660
City of Charlotte NC GO
Series A
5.00%, 07/01/20	395	460,736
City of Charlotte NC Water & Sewer System Revenue RB
Series B
5.00%, 07/01/20	90	104,978
City of Durham NC GO
5.00%, 09/01/20	100	117,231
City of Raleigh NC GO
Series A
5.00%, 09/01/20	50	58,615
City of Winston-Salem NC GO
Series 2010B
4.00%, 06/01/20	50	56,365
County of Buncombe NC RB
Series A
5.00%, 06/01/20	95	109,813

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
County of Forsyth NC GO
Series E
4.00%, 07/01/20	$145	$163,427
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	29,084
County of Wake NC GO
5.00%, 09/01/20	80	93,785
State of North Carolina GO
Series 2013D
4.00%, 06/01/20	385	433,052
State of North Carolina RB
Series B
5.00%, 06/01/20	190	220,183

		2,083,929
OHIO — 3.42%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	75	84,467
5.00%, 07/01/20	165	192,317
Series A
5.00%, 07/01/20	120	139,867
5.00%, 08/15/20	260	304,166
City of Columbus OH GOL
4.00%, 08/15/20	155	174,784
5.00%, 08/15/20	50	58,494
Cleveland State University RB
5.00%, 06/01/20	125	144,195
Miami University/Oxford OH RB
5.00%, 09/01/20	190	221,605
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	101,059
5.00%, 06/01/20	160	185,821
Ohio State Water Development Authority RB
5.00%, 06/01/20	155	180,014
Series A
5.00%, 06/01/20	135	156,786
State of Ohio Department of Administration COP
5.00%, 09/01/20	25	29,062
State of Ohio GO
5.00%, 08/01/20	60	69,913

Security		Principal (000s)	Value
Series A
5.00%, 09/01/20		$300	$351,159
Series B
4.00%, 08/01/20		180	202,529
5.00%, 08/01/20		395	461,123
Series C
5.00%, 08/01/20		280	326,511
University of Cincinnati RB
Series A
5.00%, 06/01/20		60	69,431

			3,453,303
OKLAHOMA — 0.56%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20		25	27,908
5.00%, 06/01/20		150	173,202
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20		150	173,421
Series B
3.00%, 07/01/20		100	107,543
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20		55	61,804
Tulsa County Industrial Authority RB
4.00%, 09/01/20		20	22,290

			566,168
OREGON — 1.39%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/20		205	238,597
City of Tigard OR Water Revenue RB
4.00%, 08/01/20		110	123,720
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	116,061
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	63,880

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Principal (000s)	Value
Metro/OR GO
5.00%, 06/01/20	$105	$122,064
Series A
5.00%, 06/01/20	160	186,002
Portland Community College District GO
5.00%, 06/15/20	170	197,448
State of Oregon GO
Series A
4.00%, 08/01/20	180	203,031
Series N
5.00%, 08/01/20	35	40,882
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	100	116,146

1,407,831
PENNSYLVANIA — 1.45%
City of Philadelphia PA GO
Series A
5.00%, 07/15/20	110	125,902
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	225	257,931
5.00%, 07/01/20	60	68,935
Second Series
5.00%, 07/01/20	310	356,165
Series T
5.00%, 07/01/20	170	195,316
County of Butler PA GO
5.00%, 07/15/20	70	81,714
Delaware County Authority RB
5.00%, 08/01/20	150	174,408
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20	50	57,782
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	80	92,679
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/20	(AGM)	25	29,129

Security	Principal (000s)	Value
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20	(AGM)	$25	$29,092

1,469,053
RHODE ISLAND — 0.90%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	150	172,128
Rhode Island Health & Educational Building Corp. RB
Series A
4.50%, 09/01/20	210	240,958
State of Rhode Island GO
5.00%, 08/01/20	300	349,167
Series D
5.00%, 08/01/20	25	29,112
Series SE
5.00%, 08/01/20	100	116,447

907,812
SOUTH CAROLINA — 0.11%
State of South Carolina GO
Series A
5.00%, 06/01/20	100	116,335

116,335
TENNESSEE — 1.64%
County of Sumner TN GO
5.00%, 06/01/20	95	110,171
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/20	185	207,731
5.00%, 07/01/20	220	255,950
Series D
4.00%, 07/01/20	50	56,144
5.00%, 07/01/20	215	250,133
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	165	191,539

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Series A
4.00%, 07/01/20		$90	$100,531
State of Tennessee GO
Series A
5.00%, 08/01/20		175	204,642
5.00%, 09/01/20		40	46,892
Series B
5.00%, 08/01/20		200	233,876

			1,657,609
TEXAS — 8.10%
Austin Community College District GOL
5.00%, 08/01/20		45	52,395
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	135	154,317
5.00%, 08/01/20	(PSF)	50	58,155
Series B
5.00%, 08/01/20		75	87,232
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)	15	14,327
Series A
0.00%, 08/15/20	(AMBAC)	80	75,360
City of Arlington TX GOL
5.00%, 08/15/20		90	104,959
City of Austin TX GOL
5.00%, 09/01/20		335	392,576
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	40,594
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		50	56,735
City of El Paso TX GOL
Series A
5.00%, 08/15/20		170	197,355
City of Houston TX RB
5.00%, 09/01/20		150	173,706
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		260	297,619

Security		Principal (000s)	Value
City of Plano TX GOL
Series 2013
5.00%, 09/01/20		$50	$58,310
City of Round Rock TX GOL
4.00%, 08/15/20		85	95,142
County of Bexar TX GOL
5.00%, 06/15/20		200	231,784
County of Denton TX GOL
5.00%, 07/15/20		165	191,692
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	145	169,308
Del Mar College District GOL
5.00%, 08/15/20		20	23,218
Denton Independent School District GO
Series C
5.00%, 08/15/20	(PSF)	50	58,228
Eanes Independent School District GO
5.00%, 08/01/20		80	93,047
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,823
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	200	232,910
Series A
4.00%, 08/15/20	(PSF)	150	168,625
Frisco Independent School District GO
Series B
5.00%, 08/15/20	(PSF)	55	64,050
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	116,268
Series A
5.00%, 08/15/20		145	169,035
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	145,569
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20	(PSF)	25	29,191

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	$200	$191,664
4.00%, 08/15/20	(PSF)	50	56,209
Series A
0.00%, 08/15/20	(PSF)	50	47,916
Series D
0.00%, 08/15/20	(PSF)	175	167,706
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	19,166
Series A
4.00%, 08/15/20	(PSF)	15	16,863
5.00%, 08/15/20	(PSF)	95	110,632
Series B
4.00%, 08/15/20		150	168,544
Lone Star College System GOL
Series A
5.00%, 08/15/20		110	127,955
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	50	56,209
5.00%, 08/15/20	(PSF)	20	23,291
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	87,232
North Texas Municipal Water District RB
4.00%, 09/01/20		25	28,164
5.00%, 09/01/20		410	478,630
5.25%, 09/01/20		100	118,030
Permanent University Fund RB
4.00%, 07/01/20		95	106,832
Series A
5.00%, 07/01/20		150	174,769
Series B
5.00%, 07/01/20		165	192,034
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	290	337,725
Socorro Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	85	98,940

Security		Principal (000s)	Value
Spring Independent School District GO
5.00%, 08/15/20	(PSF)	$40	$46,424
State of Texas GO
5.00%, 08/01/20		285	333,085
Series B
5.00%, 08/01/20		95	111,028
Tarrant Regional Water District RB
5.00%, 09/01/20		30	35,062
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	108,379
Texas Tech University RB
Series A
5.00%, 08/15/20		205	238,620
University of Texas System (The) RB
Series A
4.00%, 08/15/20		345	388,736
5.00%, 08/15/20		500	583,605
Series B
5.00%, 08/15/20		60	70,033
Ysleta Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	90	104,809

			8,185,822
UTAH — 0.66%
Davis County School District GO
Series A
4.00%, 06/01/20	(GTD)	40	44,893
State of Utah GO
Series A
5.00%, 07/01/20		235	274,210
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		50	58,282
Series A
5.00%, 08/01/20		60	69,939
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	215,342

			662,666

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
VERMONT — 0.03%
State of Vermont GO
Series F
5.00%, 08/15/20		$30	$35,136

			35,136
VIRGINIA — 2.83%
City of Alexandria VA GO
Series B
5.00%, 06/15/20	(SAW)	100	116,478
City of Newport News VA GO
Series A
5.00%, 07/01/20		50	58,214
5.00%, 07/15/20	(SAW)	65	75,773
City of Richmond VA GO
Series B
5.00%, 07/15/20	(SAW)	50	58,179
Series C
4.00%, 07/15/20	(SAW)	35	39,338
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20		45	50,616
Series B
5.00%, 06/01/20		25	29,084
County of Henrico VA GO
5.00%, 07/15/20		125	145,976
5.00%, 08/01/20		25	29,235
Series A
4.00%, 08/01/20		105	118,570
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	134,479
University of Virginia RB
5.00%, 09/01/20		50	58,660
Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20		100	116,215
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20	(ST)	45	52,512
Series 2012B
5.00%, 09/01/20		100	116,694
Series A
5.00%, 09/01/20		435	507,619

Security		Principal (000s)	Value
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		$25	$29,130
Series B
5.00%, 08/01/20		95	110,695
Series B-3
4.00%, 08/01/20		175	197,466
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	150	168,903
Series 2012A
5.00%, 08/01/20	(SAW)	485	564,913
Series A
5.00%, 08/01/20	(SAW)	15	17,472
Series D
4.00%, 08/01/20	(SAW)	55	61,860

			2,858,081
WASHINGTON — 7.12%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		155	181,015
City of Seattle WA GOL
5.00%, 09/01/20		25	29,218
Series A
5.00%, 06/01/20		25	28,993
Series B
5.00%, 08/01/20		225	262,271
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		200	233,478
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		210	245,433
County of King WA GOL
Series A
5.00%, 07/01/20		265	308,076
County of King WA Sewer Revenue RB
5.00%, 07/01/20		215	249,763
County of Pierce WA GOL
Series A
5.00%, 07/01/20		35	40,465

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security		Principal (000s)	Value
Energy Northwest RB
5.00%, 07/01/20		$100	$116,127
Series A
5.00%, 07/01/20		785	911,597
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	20	22,400
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	255	301,280
State of Washington COP
5.00%, 07/01/20	(ST)	75	86,743
Series A
5.00%, 07/01/20		190	219,748
State of Washington GO
5.00%, 07/01/20		200	232,082
Series A
5.00%, 07/01/20		130	150,853
5.00%, 08/01/20		100	116,346
Series B-1
5.00%, 08/01/20		50	58,173
Series C
5.00%, 06/01/20		200	231,520
Series R
4.00%, 07/01/20		300	336,357
5.00%, 07/01/20		280	324,915
Series R-2011B
5.00%, 07/01/20		415	481,570
Series R-2013A
5.00%, 07/01/20		225	261,092
Series R-2014A
5.00%, 07/01/20		120	139,249
Series R-2014B
5.00%, 07/01/20		175	203,072
Series R-2015
5.00%, 07/01/20		185	214,676
Series R-F
5.00%, 07/01/20		100	116,041
State of Washington RB
5.00%, 09/01/20		550	637,654
TOP RB
5.00%, 07/01/20		70	80,900
University of Washington RB
5.00%, 07/01/20		40	46,502
Series A
5.00%, 07/01/20		140	162,757

Security		Principal (000s)	Value
Series C
5.00%, 07/01/20		$140	$162,757

			7,193,123
WEST VIRGINIA — 0.17%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/20		50	58,021
State of West Virginia GO
4.00%, 06/01/20		105	117,600

			175,621
WISCONSIN — 1.24%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20		100	112,041
5.00%, 06/01/20		150	173,829
Series 2
5.00%, 06/01/20		60	69,532
Series 4
5.00%, 06/01/20		130	150,652
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	16,542
5.00%, 07/01/20		235	273,199
Series 2
5.00%, 07/01/20		85	98,817
Series A
5.00%, 07/01/20		120	139,506
5.00%, 07/01/20	(AGM)	60	69,753
Series I
5.00%, 07/01/20		45	52,315
WPPI Energy RB
Series A
5.00%, 07/01/20		85	98,598

			1,254,784

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $98,431,504)			100,030,366

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 4.03%

MONEY MARKET FUNDS — 4.03%
BlackRock Liquidity Funds MuniCash Portfolio 0.24%[a,b]	4,068	$4,068,335

		4,068,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,068,335)		4,068,335

TOTAL INVESTMENTS IN SECURITIES — 102.98% (Cost: $102,499,839)[c]		104,098,701
Other Assets, Less Liabilities — (2.98)%		(3,009,738)

NET ASSETS — 100.00%		$101,088,963

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —   State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $102,499,839. Net unrealized appreciation was $1,598,862, of which $1,601,008 represented gross unrealized appreciation on securities and $2,146 represented gross unrealized depreciation on securities.

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$100,030,366	$—	$100,030,366
Money market funds	4,068,335	—	—	4,068,335

Total	$4,068,335	$100,030,366	$—	$104,098,701

288

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.48%

AUTO COMPONENTS — 0.71%
Bosch Ltd.	15,248	$5,113,239

		5,113,239
AUTOMOBILES — 9.98%
Bajaj Auto Ltd.	233,835	9,313,066
Hero MotoCorp. Ltd.	210,773	9,918,408
Mahindra & Mahindra Ltd.	752,119	15,923,787
Maruti Suzuki India Ltd.	196,856	12,204,256
Tata Motors Ltd.[a]	3,181,896	21,635,856
Tata Motors Ltd. Class Aa	603,773	2,608,095

		71,603,468
BANKS — 23.37%
Axis Bank Ltd.	1,885,501	14,893,615
Axis Bank Ltd. GDR[b]	157,287	6,102,736
Bank of Baroda	1,345,899	3,067,829
HDFC Bank Ltd.	2,067,147	36,006,738
HDFC Bank Ltd. ADR	285,288	18,928,859
ICICI Bank Ltd.	9,291,304	33,091,845
IndusInd Bank Ltd.	706,179	11,622,573
Kotak Mahindra Bank Ltd.	1,683,738	19,029,929
State Bank of India	4,967,740	16,093,301
Yes Bank Ltd.	539,180	8,838,113

		167,675,538
CHEMICALS — 1.56%
Asian Paints Ltd.	753,416	11,191,920

		11,191,920
CONSTRUCTION & ENGINEERING — 4.07%
Larsen & Toubro Ltd.	1,317,755	29,197,814

		29,197,814
CONSTRUCTION MATERIALS — 2.63%
ACC Ltd.	187,733	4,491,944
Ambuja Cements Ltd.	1,446,561	5,457,266
Grasim Industries Ltd.	200	13,816
Ultratech Cement Ltd.	175,638	8,870,317

		18,833,343
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.54%
Bharti Infratel Ltd.	761,438	3,890,053

		3,890,053

Security	Shares	Value
ELECTRIC UTILITIES — 1.74%
Power Grid Corp. of India Ltd.	3,700,841	$8,937,032
Tata Power Co. Ltd.	3,226,272	3,503,806

		12,440,838
ELECTRICAL EQUIPMENT — 0.37%
Bharat Heavy Electricals Ltd.	1,419,247	2,683,415

		2,683,415
GAS UTILITIES — 0.62%
GAIL India Ltd.	780,341	4,449,931

		4,449,931
HOUSEHOLD PRODUCTS — 2.17%
Hindustan Unilever Ltd.	1,168,176	15,541,376

		15,541,376
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.17%
NTPC Ltd.	3,632,187	8,405,550

		8,405,550
IT SERVICES — 15.91%
HCL Technologies Ltd.	920,522	9,955,512
Infosys Ltd.	3,207,302	55,598,300
Tata Consultancy Services Ltd.	846,089	31,983,267
Tech Mahindra Ltd.	1,015,535	7,604,484
Wipro Ltd.	1,090,249	9,006,580

		114,148,143
MACHINERY — 0.72%
Eicher Motors Ltd.	18,134	5,161,075

		5,161,075
MEDIA — 0.89%
Zee Entertainment Enterprises Ltd.	941,036	6,360,422

		6,360,422
METALS & MINING — 1.23%
Hindalco Industries Ltd.	2,011,834	3,659,369
Tata Steel Ltd.	1,083,771	5,166,125

		8,825,494
OIL, GAS & CONSUMABLE FUELS — 8.84%
Bharat Petroleum Corp. Ltd.	428,303	6,799,009
Coal India Ltd.	2,030,268	9,408,852
Oil & Natural Gas Corp. Ltd.	2,825,611	9,049,151
Reliance Industries Ltd.	2,657,838	38,138,047

		63,395,059

289

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

June 30, 2016

Security	Shares	Value
PHARMACEUTICALS — 6.88%
Aurobindo Pharma Ltd.	376,816	$4,142,521
Cipla Ltd./India	857,431	6,360,274
Dr. Reddy’s Laboratories Ltd.	205,858	10,307,225
Lupin Ltd.	386,949	8,821,223
Sun Pharmaceutical Industries Ltd.	1,745,094	19,716,927

		49,348,170
THRIFTS & MORTGAGE FINANCE — 6.58%
Housing Development Finance Corp. Ltd.	2,544,382	47,225,900

		47,225,900
TOBACCO — 6.88%
ITC Ltd.	9,047,004	49,347,295

		49,347,295
TRANSPORTATION INFRASTRUCTURE — 0.56%
Adani Ports & Special Economic Zone Ltd.	1,299,942	3,981,241

		3,981,241
WIRELESS TELECOMMUNICATION SERVICES — 2.06%
Bharti Airtel Ltd.	2,189,436	11,890,511
Idea Cellular Ltd.	1,847,057	2,915,254

		14,805,765

TOTAL COMMON STOCKS
(Cost: $585,382,810)		713,625,049

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	1,676,335	1,676,335

		1,676,335

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,676,335)		1,676,335

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $587,059,145)[e]		715,301,384
Other Assets, Less Liabilities — 0.29%		2,099,365

NET ASSETS — 100.00%		$717,400,749

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $618,637,814. Net unrealized appreciation was $96,663,570, of which $151,772,533 represented gross unrealized appreciation on securities and $55,108,963 represented gross unrealized depreciation on securities.

290

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$713,625,049	$—	$—	$713,625,049
Money market funds	1,676,335	—	—	1,676,335

Total	$715,301,384	$—	$—	$715,301,384

291

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.39%

AUSTRALIA — 13.17%
360 Capital Group Ltd.	47,840	$34,019
360 Capital Office Fund	11,080	18,563
Abacus Property Group	54,040	126,750
ALE Property Group	35,760	121,152
Arena REIT	44,960	66,620
Aspen Group[a]	24,512	21,902
Astro Japan Property Group	11,560	59,134
Aveo Group	77,720	183,449
BWP Trust	94,800	256,940
Cedar Woods Properties Ltd.	11,000	35,629
Charter Hall Group	64,840	244,296
Charter Hall Retail REIT	64,560	228,820
Cromwell Property Group	247,920	187,370
Dexus Property Group	187,520	1,259,439
Folkestone Education Trust	43,520	86,521
Galileo Japan Trust	22,600	42,911
Gateway Lifestyle	56,800	121,382
GDI Property Group	91,920	60,573
Goodman Group	307,640	1,628,679
GPT Group (The)	350,200	1,410,706
Growthpoint Properties Australia Ltd.	35,080	82,280
Hotel Property Investments	28,400	65,766
Industria REIT[a]	22,280	35,502
Ingenia Communities Group	29,254	62,516
Investa Office Fund	119,720	381,534
LendLease Group	103,480	970,845
Mirvac Group	711,720	1,070,492
National Storage REIT[b]	18,432	21,685
New South Resources Ltd.[b]	61,440	75,942
Peet Ltd.	75,520	52,577
Scentre Group	1,038,560	3,804,694
Shopping Centres Australasia Property Group	141,840	240,800
Stockland	463,400	1,625,174
Sunland Group Ltd.	24,400	25,708
Vicinity Centres	637,240	1,575,303
Villa World Ltd.	21,040	32,586
Westfield Corp.	372,920	2,957,252

		19,275,511

Security	Shares	Value
AUSTRIA — 0.88%
Atrium European Real Estate Ltd.	32,560	$139,518
BUWOG AG	9,840	227,216
CA Immobilien Anlagen AG	14,120	235,456
Conwert Immobilien Invest SEb	14,000	225,134
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AGb	170,560	364,187
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	10,880	101,532

		1,293,045
BELGIUM — 0.96%
Aedifica SA	2,760	213,654
Befimmo SA	3,960	254,723
Cofinimmo SA	3,920	460,533
Intervest Offices & Warehouses NV	1,560	44,194
Retail Estates NV	1,080	95,506
Warehouses De Pauw CVA	2,720	254,585
Wereldhave Belgium NVb	400	49,148
Xior Student Housing NVb	760	29,256

		1,401,599
CANADA — 3.32%
Allied Properties REIT	7,520	223,973
Artis REIT	13,120	136,383
Boardwalk REIT[a]	4,440	196,786
Brookfield Canada Office Properties	2,680	59,225
Canadian Apartment Properties REIT	12,400	316,612
Canadian REIT	6,920	257,362
Choice Properties REIT	9,000	98,406
Cominar REIT	16,000	207,469
Crombie REIT	7,840	92,665
CT REIT	6,102	69,539
Dream Global REIT	10,520	75,982
Dream Industrial REIT	5,840	39,257
Dream Office REIT	10,280	147,072
Dream Unlimited Corp. Class Aa,b	10,240	62,921
First Capital Realty Inc.	22,240	379,486
Granite REIT	4,520	134,866
H&R REIT	26,800	464,517
InnVest REIT	12,640	67,838
InterRent REIT[a]	6,400	39,079
Killam Apartment REIT	6,068	59,292
Mainstreet Equity Corp.[a,b]	760	20,862

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Security	Shares	Value
Melcor Developments Ltd.	2,800	$31,241
Milestone Apartments REIT	7,160	104,144
Morguard Corp.	1,040	126,663
Morguard North American REIT	3,160	30,464
Morguard REIT	5,840	66,238
Northview Apartment Real Estate Investment Trust	4,280	73,920
NorthWest Healthcare Properties REIT	5,600	43,249
OneREIT	4,880	14,692
Plaza Retail REIT	10,680	39,967
Pure Industrial Real Estate Trust	19,240	76,296
RioCan REIT	30,960	699,204
Slate Retail REIT[b]	3,120	32,841
Smart REIT	12,360	363,557

		4,852,068
CHINA — 0.43%
Beijing Properties Holdings Ltd.[a,b]	400,000	25,522
China Merchants Land Ltd.[a]	240,000	33,720
China Oceanwide Holdings Ltd.[b]	800,000	88,683
Gemdale Properties & Investment Corp. Ltd.	1,200,000	63,419
Goldin Properties Holdings Ltd.[a,b]	258,000	104,425
K Wah International Holdings Ltd.	240,000	118,794
Nam Tai Property Inc.	4,960	26,635
New Century REIT	80,000	24,439
Road King Infrastructure Ltd.	40,000	31,452
Shanghai Zendai Property Ltd.[a,b]	1,000,000	18,304
Spring REIT	160,000	69,503
Top Spring International Holdings Ltd.	60,000	21,578

		626,474
DENMARK — 0.01%
TK Development A/Sa,b	12,440	13,003

		13,003
FINLAND — 0.28%
Citycon OYJ	73,880	167,930
Sponda OYJ	41,160	178,334
Technopolis OYJ	15,800	62,313

		408,577
FRANCE — 6.61%
Affine SA	1,200	20,797

Security	Shares	Value
Altarea SCA	480	$92,253
ANF Immobilier	1,920	46,671
Fonciere de Paris SIIC	1,800	280,979
Fonciere des Murs SCA	1,560	45,840
Fonciere des Regions	8,440	750,207
Gecina SA	6,960	947,195
ICADE	6,880	486,651
Klepierre	36,760	1,627,414
Mercialys SA	3,600	76,809
Nexity SA	6,960	353,323
Unibail-Rodamco SE	19,065	4,948,766

		9,676,905
GERMANY — 6.11%
ADLER Real Estate AGa,b	5,040	63,831
ADO Properties SAc	4,800	184,346
Alstria office REIT AG	19,920	268,660
Deutsche Euroshop AG	8,640	394,455
Deutsche Wohnen AG Bearer	65,640	2,225,966
DIC Asset AG	8,760	82,848
Grand City Properties SA	19,680	403,709
Hamborner REIT AG	12,250	132,403
LEG Immobilien AG	12,240	1,140,738
PATRIZIA Immobilien AGb	7,000	167,820
TAG Immobilien AG	23,840	312,258
TLG Immobilien AG	10,960	229,883
Vib Vermoegen AG	5,160	111,153
Vonovia SE	86,360	3,142,087
WCM Beteiligungs & Grundbesitz-AGa,b	20,720	74,581

		8,934,738
HONG KONG — 13.45%
Champion REIT	440,000	248,416
Cheung Kong Property Holdings Ltd.	540,000	3,368,931
China City Infrastructure Group Ltd.[b]	160,000	14,024
China Motor Bus Co. Ltd.	1,200	11,740
China New Town Development Co. Ltd.[a,b]	640,000	23,776
Chinese Estates Holdings Ltd.[a]	80,000	169,529
CSI Properties Ltd.	1,208,000	42,821
Emperor International Holdings Ltd.	161,000	32,167
Far East Consortium International Ltd./HK	200,000	63,161

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Security	Shares	Value
Great Eagle Holdings Ltd.	40,000	$159,063
Greenland Hong Kong Holdings Ltd.[a,b]	80,000	27,636
Hang Lung Group Ltd.	160,000	479,508
Hang Lung Properties Ltd.	400,000	805,367
Henderson Land Development Co. Ltd.[a]	220,582	1,238,258
HKC Holdings Ltd.[b]	560,000	10,178
HKR International Ltd.	128,000	52,303
Hong Kong Ferry Holdings Co. Ltd.	40,000	44,754
Hongkong Land Holdings Ltd.	232,000	1,412,880
Hysan Development Co. Ltd.	120,000	532,873
International Entertainment Corp.	80,000	13,818
ITC Properties Group Ltd.	80,000	32,174
Kerry Properties Ltd.	120,000	295,130
Kingwell Group Ltd.[b]	320,000	12,168
Kowloon Development Co. Ltd.	40,000	38,154
Lai Fung Holdings Ltd.	1,520,000	23,120
Lai Sun Development Co. Ltd.	3,008,000	46,140
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	200,000	70,379
Link REIT	440,000	2,994,606
Liu Chong Hing Investment Ltd.	80,000	94,252
Man Sang International Ltd.[b]	80,000	6,806
Prosperity REIT	240,000	98,377
Regal REIT[a]	160,000	40,629
Sino Land Co. Ltd.	924,000	1,507,852
Sinolink Worldwide Holdings Ltd.[b]	400,000	42,279
Soundwill Holdings Ltd.	20,000	32,689
SRE Group Ltd.[b]	1,016,000	26,716
Sun Hung Kai Properties Ltd.	320,000	3,838,127
Sunlight REIT	200,000	113,948
Swire Properties Ltd.	208,000	550,970
TAI Cheung Holdings Ltd.[a]	80,000	65,894
Tian An China Investment Co. Ltd.[a]	160,200	84,251
Wang On Group Ltd.	1,600,000	17,118
Wheelock & Co. Ltd.	160,000	747,620
Yuexiu REIT	200,000	113,174
ZH International Holdings Ltd.[b]	400,000	10,828
Zhuguang Holdings Group Co. Ltd.[a,b]	160,000	28,255

		19,682,859

Security	Shares	Value
IRELAND — 0.33%
Green REIT PLC	135,080	$208,443
Hibernia REIT PLC	135,211	201,285
Irish Residential Properties REIT PLC	61,880	76,308

		486,036
ISRAEL — 0.88%
ADO Group Ltd.[b]	2,680	35,909
Africa Israel Investments Ltd.[b]	22,431	6,040
Africa Israel Properties Ltd.	2,480	38,316
Airport City Ltd.[b]	11,724	114,768
Alony Hetz Properties & Investments Ltd.	17,920	146,111
Alrov Properties and Lodgings Ltd.	1	14
Amot Investments Ltd.	22,440	91,482
Azrieli Group Ltd.	5,880	249,790
Big Shopping Centers Ltd.	640	37,359
Blue Square Real Estate Ltd.	880	28,906
Gazit-Globe Ltd.	18,840	168,289
Melisron Ltd.	3,440	138,291
Norstar Holdings Inc.	3,120	46,552
REIT 1 Ltd.	32,600	97,010
Sella Capital Real Estate Ltd.	29,480	46,159
Summit Real Estate Holdings Ltd.[b]	8,480	42,850

		1,287,846
ITALY — 0.13%
Beni Stabili SpA SIIQ	208,920	129,163
Immobiliare Grande Distribuzione SIIQ SpA	61,800	50,394
Prelios SpA[a,b]	106,040	8,600

		188,157
JAPAN — 29.85%
Activia Properties Inc.	102	540,871
Advance Residence Investment Corp.	240	644,039
Aeon Mall Co. Ltd.	20,080	261,105
AEON REIT Investment Corp.	200	229,067
Comforia Residential REIT Inc.	86	193,645
Daibiru Corp.	12,000	102,583
Daikyo Inc.	40,000	57,705
Daito Trust Construction Co. Ltd.	16,000	2,595,185
Daiwa House Industry Co. Ltd.	128,000	3,720,597

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Security	Shares	Value
Daiwa House REIT Investment Corp.	80	$471,001
Daiwa House Residential Investment Corp.	120	326,465
Daiwa Office Investment Corp.	80	474,900
Frontier Real Estate Investment Corp.	80	416,415
Fukuoka REIT Corp.	120	237,918
Global One Real Estate Investment Corp.	40	147,578
GLP J-REIT	520	657,920
Goldcrest Co. Ltd.	4,000	62,696
Hankyu REIT Inc.	120	153,114
Heiwa Real Estate Co. Ltd.	8,000	100,984
Heiwa Real Estate REIT Inc.	200	162,004
Hoshino Resorts REIT Inc.	16	201,657
Hulic Co. Ltd.	88,000	919,544
Hulic Reit Inc.	160	292,894
Ichigo Hotel REIT Investment Corp.	40	70,143
Ichigo Office REIT Investment	320	249,849
Industrial & Infrastructure Fund Investment Corp.	80	446,827
Invesco Office J-Reit Inc.	160	147,227
Invincible Investment Corp.	630	397,934
Japan Excellent Inc.	240	328,921
Japan Hotel REIT Investment Corp.	640	539,624
Japan Logistics Fund Inc.	160	373,838
Japan Prime Realty Investment Corp.	160	687,786
Japan Real Estate Investment Corp.	262	1,619,144
Japan Rental Housing Investments Inc.	320	262,638
Japan Retail Fund Investment Corp.	484	1,236,538
Keihanshin Building Co. Ltd.	8,000	39,614
Kenedix Office Investment Corp.	80	478,019
Kenedix Residential Investment Corp.	40	108,588
Kenedix Retail REIT Corp.	80	215,772
LaSalle Logiport REIT[b]	200	204,503
Leopalace21 Corp.	52,000	362,413
MCUBS MidCity Investment Corp.	40	137,830
Mitsubishi Estate Co. Ltd.	280,000	5,111,999
Mitsui Fudosan Co. Ltd.	200,556	4,557,913
Mori Hills REIT Investment Corp.	280	439,965
MORI TRUST Sogo REIT Inc.	200	379,764

Security	Shares	Value
Nippon Accommodations Fund Inc.	80	$364,948
Nippon Building Fund Inc.	280	1,727,654
Nippon Prologis REIT Inc.	360	880,788
NIPPON REIT Investment Corp.	80	215,460
Nomura Real Estate Holdings Inc.	24,000	416,181
Nomura Real Estate Master Fund Inc.	739	1,171,998
NTT Urban Development Corp.	20,000	212,886
Orix JREIT Inc.	480	829,555
Premier Investment Corp.	240	316,054
SAMTY Co. Ltd.	4,000	37,197
Samty Residential Investment Corp.[a]	40	36,573
Sekisui House Reit Inc.	160	216,317
Sekisui House SI Residential Investment Corp.	200	231,991
SIA Reit Inc.[a]	17	70,675
Star Asia Investment Corp.[b]	40	35,091
Starts Proceed Investment Corp.[a]	40	66,907
Sumitomo Realty & Development Co. Ltd.	93,000	2,497,012
Takara Leben Co. Ltd.	16,000	121,493
TOC Co. Ltd.	16,000	129,915
Tokyo Tatemono Co. Ltd.	44,000	524,106
Tokyo Theatres Co. Inc.	40,000	44,449
Tokyu Fudosan Holdings Corp.	100,000	617,994
TOKYU REIT Inc.	200	284,823
Top REIT Inc.	40	162,004
United Urban Investment Corp.	520	938,220
Unizo Holdings Co. Ltd.	4,000	157,520

		43,674,547
NETHERLANDS — 0.72%
Brack Capital Properties NV	640	51,485
Eurocommercial Properties NV	9,400	401,531
NSI NV	26,640	106,781
VastNed Retail NV	3,720	150,865
Wereldhave NV	7,760	351,304

		1,061,966
NEW ZEALAND — 0.72%
Argosy Property Ltd.	158,000	128,844
Goodman Property Trust	204,680	188,776
Kiwi Property Group Ltd.	250,800	266,143

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Security	Shares	Value
Precinct Properties New Zealand Ltd.	196,160	$173,933
Property for Industry Ltd.	86,520	96,743
Stride Property Ltd.	71,680	119,969
Vital Healthcare Property Trust[a]	54,720	86,907

		1,061,315
NORWAY — 0.22%
Entra ASA[c]	14,960	140,340
Norwegian Property ASA	45,840	50,069
Olav Thon Eiendomsselskap ASA	5,760	98,777
Selvaag Bolig ASA	9,000	34,310

		323,496
SINGAPORE — 7.12%
AIMS AMP Capital Industrial REIT	112,085	116,174
Ascendas Hospitality Trust[a]	164,000	82,250
Ascendas India Trust	144,000	105,922
Ascendas REIT	439,336	809,535
Ascott Residence Trust	168,060	136,106
Cache Logistics Trust[a]	164,000	104,792
Cambridge Industrial Trust	204,440	83,544
CapitaLand Commercial Trust	392,000	429,601
CapitaLand Ltd.	484,000	1,104,005
CapitaLand Mall Trust	520,000	822,944
CapitaLand Retail China Trust	132,060	147,180
CDL Hospitality Trusts	136,000	142,477
City Developments Ltd.	92,000	556,416
Croesus Retail Trust	148,000	89,620
Far East Hospitality Trust[a]	164,000	74,329
First REIT	112,000	104,020
Fortune REIT[a]	240,000	286,158
Frasers Centrepoint Ltd.[a]	72,000	81,849
Frasers Centrepoint Trust	108,000	170,919
Frasers Commercial Trust	108,000	102,311
Frasers Hospitality Trust[a]	104,000	59,499
Global Logistic Properties Ltd.[a]	588,000	788,573
GSH Corp. Ltd.	164,000	31,072
GuocoLand Ltd.[a]	44,000	60,480
Ho Bee Land Ltd.	40,000	63,006
Keppel DC REIT[a]	180,000	148,451
Keppel REIT[a]	344,000	268,371
Lippo Malls Indonesia Retail Trust	368,000	95,698
Mapletree Commercial Trust	268,000	294,702

Security	Shares	Value
Mapletree Greater China Commercial Trust[a]	352,000	$264,150
Mapletree Industrial Trust	236,040	301,649
Mapletree Logistics Trust	292,040	216,985
OUE Commercial REIT	92,000	46,140
OUE Hospitality Trust	204,000	103,826
Oxley Holdings Ltd.	104,000	32,068
Parkway Life REIT	76,000	136,652
Perennial Real Estate Holdings Ltd.[a]	76,058	50,860
Sabana Shari’ah Compliant Industrial REIT	120,000	46,809
Sinarmas Land Ltd.[a]	284,000	98,120
Soilbuild Business Space REIT	128,000	65,146
SPH REIT	148,000	102,266
Starhill Global REIT	268,000	156,312
Suntec REIT[a]	492,000	647,032
United Industrial Corp. Ltd.[a]	32,000	65,621
UOL Group Ltd.	120,000	486,812
Wheelock Properties Singapore Ltd.	48,400	52,144
Wing Tai Holdings Ltd.	76,050	92,103
Yoma Strategic Holdings Ltd.[a,b]	212,033	88,222

		10,412,921
SPAIN — 0.99%
Axiare Patrimonio SOCIMI SA	11,520	146,922
Hispania Activos Inmobiliarios SOCIMI SA	21,410	249,747
Inmobiliaria Colonial SA	379,800	274,682
Lar Espana Real Estate SOCIMI SA	11,640	104,137
Merlin Properties SOCIMI SA	61,200	639,991
Realia Business SAb	35,240	38,367

		1,453,846
SWEDEN — 2.57%
Atrium Ljungberg AB Class Ba	9,280	149,506
Castellum AB	51,000	721,718
D. Carnegie & Co. ABb	7,060	80,618
Dios Fastigheter AB	9,640	68,266
Fabege AB	27,440	462,477
Fastighets AB Balder Class Bb	15,080	378,927
FastPartner AB	2,920	44,630
Hemfosa Fastigheter AB	30,928	315,752
Hufvudstaden AB Class A	22,880	356,728
Klovern AB Class B	89,760	102,974
Kungsleden AB	30,560	197,477

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Security	Shares	Value
NP3 Fastigheter AB	7,600	$36,956
Platzer Fastigheter Holding AB	7,640	40,217
Sagax AB	14,760	131,090
Victoria Park AB Class B	20,880	47,070
Wallenstam AB Class B	42,800	346,282
Wihlborgs Fastigheter AB	13,560	275,595

		3,756,283
SWITZERLAND — 1.96%
Allreal Holding AG Registered	2,720	376,925
Hiag Immobilien AG	600	59,618
Intershop Holdings AG	240	110,614
Mobimo Holding AG Registered	1,160	263,983
PSP Swiss Property AG Registered	7,840	760,501
Swiss Prime Site AG Registered	13,556	1,227,303
Zug Estates Holding AG Bearer	40	65,490

		2,864,434
UNITED KINGDOM — 8.68%
Assura PLC	321,880	235,583
Big Yellow Group PLC	29,280	305,695
British Land Co. PLC (The)	199,400	1,618,007
Capital & Counties Properties PLC	145,200	576,487
CLS Holdings PLC[b]	3,280	59,807
Daejan Holdings PLC	1,680	113,302
Derwent London PLC	21,560	753,103
Empiric Student Property PLC	91,440	131,710
F&C Commercial Property Trust Ltd.	155,240	236,163
Grainger PLC	83,360	235,909
Great Portland Estates PLC	67,040	561,464
Hammerson PLC	152,440	1,096,346
Hansteen Holdings PLC	140,800	191,986
Helical Bar PLC	20,760	78,954
Intu Properties PLC	158,480	614,595
Land Securities Group PLC	156,160	2,168,961
LondonMetric Property PLC	122,440	245,189
McKay Securities PLC[a]	18,320	40,409
Picton Property Income Ltd.	109,200	96,711
Primary Health Properties PLC	116,640	166,449
Raven Russia Ltd.[b]	115,400	57,464
Redefine International PLC/Isle of Man	238,160	144,796
Regional REIT Ltd.[c]	36,800	49,194
Safestore Holdings PLC	41,360	204,131
Schroder REIT Ltd.	103,280	69,723

Security	Shares	Value
Segro PLC	144,280	$799,847
Shaftesbury PLC	54,080	635,466
ST Modwen Properties PLC	36,840	132,181
Tritax Big Box REIT PLC	164,323	287,105
U & I Group PLC	25,400	53,648
UK Commercial Property Trust Ltd.	115,720	111,612
UNITE Group PLC (The)	43,480	360,369
Urban & Civic PLC	19,840	54,901
Workspace Group PLC	23,240	214,209

		12,701,476

TOTAL COMMON STOCKS
(Cost: $138,997,835)		145,437,102

RIGHTS — 0.00%

GERMANY — 0.00%
ADLER Real Estate AGa,b	5,200	—

		—
NEW ZEALAND — 0.00%
Vital Healthcare Property Trust[b]	12,160	953

		953

TOTAL RIGHTS
(Cost: $0)		953

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	2,701,390	2,701,390
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	148,712	148,712
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	60,827	60,827

		2,910,929

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,910,929)		2,910,929

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.38%
(Cost: $141,908,764)[g]	$148,348,984
Other Assets, Less Liabilities — (1.38)%	(2,023,297)

NET ASSETS — 100.00%	$146,325,687

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $151,863,598. Net unrealized depreciation was $3,514,614, of which $18,493,624 represented gross unrealized appreciation on securities and $22,008,238 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$145,437,100	$—		$2	$145,437,102
Rights	953	0	[a]	—	953
Money market funds	2,910,929	—		—	2,910,929

Total	$148,348,982	$0	[a]	$2	$148,348,984

[a]	Rounds to less than $1.

298

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.14%

AUSTRALIA — 3.89%
Amcor Ltd./Australia	1,584	$17,609
Ansell Ltd.	212	2,868
AP Eagers Ltd.	156	1,386
Aristocrat Leisure Ltd.	438	4,501
carsales.com Ltd.	206	1,890
Computershare Ltd.	564	3,851
Corporate Travel Management Ltd.	86	896
Domino’s Pizza Enterprises Ltd.	30	1,522
Magellan Financial Group Ltd.	220	3,645
REA Group Ltd.	38	1,683
Seek Ltd.	304	3,443
TPG Telecom Ltd.	182	1,612
Westpac Banking Corp.	6,494	142,162

		187,068
AUSTRIA — 0.09%
Mayr Melnhof Karton AG	16	1,740
Vienna Insurance Group AG Wiener Versicherung Gruppe	138	2,607

		4,347
BELGIUM — 2.48%
Anheuser-Busch InBev SA/NV	912	119,151

		119,151
BRAZIL — 0.79%
Ambev SA	4,600	27,352
TOTVS SA	200	1,907
Ultrapar Participacoes SA	400	8,878

		38,137
CANADA — 12.18%
Alimentation Couche-Tard Inc. Class B	88	3,759
Atco Ltd./Canada Class I	98	3,420
Bank of Nova Scotia (The)	1,770	86,285
BCE Inc.	400	18,831
Canadian Imperial Bank of Commerce/Canada	634	47,373
Canadian National Railway Co.	456	26,787
Canadian Tire Corp. Ltd. Class A	54	5,852

Security	Shares	Value
Canadian Utilities Ltd. Class A	136	$3,920
Canadian Western Bank	82	1,556
CCL Industries Inc. Class B	10	1,731
CI Financial Corp.	308	6,391
Cineplex Inc.	86	3,416
Cogeco Communications Inc.	40	2,088
Constellation Software Inc./Canada	8	3,080
Emera Inc.	258	9,659
Finning International Inc.	122	1,976
Fortis Inc./Canada	382	12,845
Genworth MI Canada Inc.	66	1,684
Gildan Activewear Inc.	64	1,865
Home Capital Group Inc.	56	1,381
Imperial Oil Ltd.	132	4,155
Intact Financial Corp.	144	10,233
Keyera Corp.	202	6,147
Laurentian Bank of Canada	80	2,972
Magna International Inc. Class A	304	10,616
Methanex Corp.	92	2,663
Metro Inc.	138	4,783
National Bank of Canada	588	20,007
Ritchie Bros Auctioneers Inc.	98	3,295
Rogers Communications Inc. Class B	514	20,699
Royal Bank of Canada	2,124	124,853
Saputo Inc.	170	5,023
ShawCor Ltd.	46	1,134
SNC-Lavalin Group Inc.	116	4,847
Stella-Jones Inc.	22	815
Thomson Reuters Corp.	378	15,214
Toronto-Dominion Bank (The)	2,444	104,407

		585,762
CHINA — 1.81%
China Everbright International Ltd.	2,000	2,217
China Merchants Bank Co. Ltd. Class H	9,000	20,116
China Overseas Land & Investment Ltd.	4,000	12,632
China Power International Development Ltd.	10,000	3,674
Great Wall Motor Co. Ltd. Class H	8,000	6,620
Guangdong Investment Ltd.	4,000	6,074

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Security	Shares	Value
Hengan International Group Co. Ltd.	1,000	$8,340
Lenovo Group Ltd.	16,000	9,631
Qinqin Foodstuffs Group Cayman Co. Ltd.[a]	200	284
Sinopharm Group Co. Ltd. Class H	800	3,810
Tencent Holdings Ltd.	600	13,620

		87,018
DENMARK — 1.66%
Coloplast A/S Class B	146	10,851
GN Store Nord A/S	114	2,048
Novo Nordisk A/S Class B	1,114	59,569
Novozymes A/S Class B	152	7,254

		79,722
FINLAND — 0.99%
Amer Sports OYJ	98	2,674
Huhtamaki OYJ	78	3,222
Sampo OYJ Class A	946	38,391
Tieto OYJ	114	3,108

		47,395
FRANCE — 7.82%
Air Liquide SA	336	35,111
Airbus Group SE	618	35,516
Arkema SA	62	4,758
Christian Dior SE	34	5,470
Dassault Systemes	18	1,365
Essilor International SA	58	7,658
Eurofins Scientific SE	12	4,447
Hermes International	6	2,246
Imerys SA	22	1,406
Ingenico Group SA	20	2,335
L’Oreal SA	161	30,764
Legrand SA	214	11,010
LVMH Moet Hennessy Louis Vuitton SE	235	35,506
Orpea	18	1,481
Plastic Omnium SA	8	225
Rubis SCA	40	3,063
Safran SA	262	17,732
Sanofi	1,700	141,495
SEB SA	10	1,210

Security	Shares	Value
Societe BIC SA	48	$6,770
Sodexo SA	80	8,600
Technip SA	178	9,653
Valeo SA	172	7,668
XPO Logistics Europe SADIR	2	442

		375,931
GERMANY — 7.38%
AURELIUS SE & Co KGaA	30	1,757
BASF SE	1,388	105,843
Bayer AG Registered	800	79,988
Bayerische Motoren Werke AG	566	41,369
BayWa AG	30	898
Brenntag AG	110	5,307
CTS Eventim AG & Co. KGaA	32	975
Duerr AG	24	1,813
ElringKlinger AG	26	509
Fresenius Medical Care AG & Co. KGaA	92	7,975
Fresenius SE & Co. KGaA	114	8,336
Gerresheimer AG	18	1,380
GRENKE AG	6	1,046
HeidelbergCement AG	78	5,847
Henkel AG & Co. KGaA	66	7,103
HUGO BOSS AG	146	8,256
Linde AG	168	23,395
Merck KGaA	78	7,890
Rational AG	4	1,849
SAP SE	526	39,246
Symrise AG	58	3,940

		354,722
HONG KONG — 3.02%
AIA Group Ltd.	6,800	40,627
CK Hutchison Holdings Ltd.	3,000	32,695
Hong Kong & China Gas Co. Ltd.	8,800	16,039
Jardine Strategic Holdings Ltd.	200	6,036
MTR Corp. Ltd.	2,000	10,106
New World Development Co. Ltd.	12,000	12,142
Swire Pacific Ltd. Class A	1,000	11,292
Techtronic Industries Co. Ltd.	1,000	4,157
Wharf Holdings Ltd. (The)	2,000	12,104

		145,198

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Security	Shares	Value
HUNGARY — 0.03%
OTP Bank PLC	58	$1,296

		1,296
INDIA — 1.51%
ICICI Bank Ltd. ADR	2,006	14,403
Infosys Ltd. ADR	1,732	30,916
Larsen & Toubro Ltd. GDR[b]	186	4,120
Reliance Industries Ltd. GDR[c]	318	9,079
Wipro Ltd. ADR	1,124	13,893

		72,411
INDONESIA — 0.19%
Bank Rakyat Indonesia Persero Tbk PT	11,000	8,991

		8,991
IRELAND — 0.06%
Paddy Power Betfair PLC	28	2,940

		2,940
ISRAEL — 1.05%
Gazit-Globe Ltd.	386	3,448
Teva Pharmaceutical Industries Ltd.	938	47,130

		50,578
ITALY — 0.09%
Luxottica Group SpA	92	4,460

		4,460
JAPAN — 9.83%
Asahi Group Holdings Ltd.	200	6,445
Autobacs Seven Co. Ltd.	200	2,827
Bridgestone Corp.	800	25,492
Denso Corp.	600	20,920
Financial Products Group Co. Ltd.	200	2,033
FUJIFILM Holdings Corp.	400	15,378
Hino Motors Ltd.	400	3,942
Hitachi Construction Machinery Co. Ltd.	200	2,887
Honda Motor Co. Ltd.	2,000	50,151
Japan Tobacco Inc.	1,200	47,993
JSR Corp.	400	5,248
KDDI Corp.	1,400	42,482
Kirin Holdings Co. Ltd.	800	13,436

Security	Shares	Value
Kubota Corp.	800	$10,664
Mitsubishi Chemical Holdings Corp.	1,600	7,247
Mitsubishi Heavy Industries Ltd.	4,000	15,885
Nippon Telegraph & Telephone Corp.	600	28,073
Nissan Motor Co. Ltd.	3,200	28,631
NOK Corp.	200	3,359
Nomura Real Estate Holdings Inc.	200	3,468
NTT DOCOMO Inc.	1,200	32,360
Sekisui Chemical Co. Ltd.	600	7,334
Sekisui House Ltd.	800	13,877
Seven & I Holdings Co. Ltd.	600	25,038
Sumitomo Electric Industries Ltd.	800	10,453
Sumitomo Rubber Industries Ltd.	200	2,657
Suzuki Motor Corp.	200	5,368
Terumo Corp.	200	8,471
Unicharm Corp.	200	4,455
USS Co. Ltd.	200	3,281
West Japan Railway Co.	200	12,607
Yahoo Japan Corp.	1,200	5,287
Yaskawa Electric Corp.	400	5,158

		472,907
MEXICO — 0.95%
Alfa SAB de CV	2,000	3,413
America Movil SAB de CV	50,600	30,773
Grupo Financiero Banorte SAB de CV	1,600	8,891
Grupo Financiero Inbursa SAB de CV Series O	1,600	2,688

		45,765
NETHERLANDS — 3.27%
Aalberts Industries NV	66	1,984
ASML Holding NV	172	16,890
Gemalto NV	20	1,217
Koninklijke Ahold NV	826	18,261
RELX NV	1,044	18,105
Unilever NV CVA	1,890	87,998
Wolters Kluwer NV	318	12,916

		157,371

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Security	Shares	Value
NORWAY — 0.53%
Telenor ASA	1,412	$23,218
Tomra Systems ASA	216	2,291

		25,509
PHILIPPINES — 0.10%
Ayala Land Inc.	2,400	1,979
SM Investments Corp.	130	2,672

		4,651
POLAND — 0.02%
Asseco Poland SA	90	1,186

		1,186
QATAR — 0.14%
Qatar National Bank SAQ	170	6,536

		6,536
RUSSIA — 0.12%
Novatek OJSC GDR[b]	56	5,712

		5,712
SINGAPORE — 0.55%
ComfortDelGro Corp. Ltd.	4,400	8,990
Jardine Matheson Holdings Ltd.	300	17,493

		26,483
SOUTH AFRICA — 1.40%
AVI Ltd.	448	2,539
Bidvest Group Ltd. (The)	694	6,572
Capitec Bank Holdings Ltd.	32	1,300
Discovery Ltd.	154	1,288
FirstRand Ltd.	5,496	16,828
Foschini Group Ltd. (The)	220	2,088
Investec Ltd.	381	2,345
Liberty Holdings Ltd.	213	1,760
Mr. Price Group Ltd.	252	3,549
Naspers Ltd. Class N	36	5,506
Nedbank Group Ltd.	362	4,608
PSG Group Ltd.	30	397
Sanlam Ltd.	2,078	8,565
Shoprite Holdings Ltd.	270	3,066
SPAR Group Ltd. (The)	198	2,731
Tongaat Hulett Ltd.	158	1,266
Truworths International Ltd.	504	2,953

		67,361

Security	Shares	Value
SOUTH KOREA — 0.06%
SK Holdings Co. Ltd.	16	$2,813

		2,813
SPAIN — 0.47%
Industria de Diseno Textil SA	686	22,795

		22,795
SWEDEN — 4.49%
Alfa Laval AB	282	4,393
Assa Abloy AB	500	10,156
Atrium Ljungberg AB Class B	72	1,160
Castellum AB	453	6,411
Hexagon AB Class B	90	3,249
Hexpol AB	112	1,137
Hufvudstaden AB Class A	192	2,994
Intrum Justitia AB	68	2,112
JM AB	116	2,887
Loomis AB Class B	64	1,554
Skandinaviska Enskilda Banken AB Class A	4,064	34,991
Svenska Cellulosa AB SCA Class B	516	16,383
Svenska Handelsbanken AB Class A	2,290	27,514
Swedbank AB Class A	2,274	47,156
Telefonaktiebolaget LM Ericsson Class B	6,326	48,009
Trelleborg AB Class B	190	3,335
Wihlborgs Fastigheter AB	132	2,683

		216,124
SWITZERLAND — 12.97%
ABB Ltd. Registered	577	11,324
Cie. Financiere Richemont SA Class A Registered	472	27,495
EMS-Chemie Holding AG Registered	8	4,127
Galenica AG Registered	2	2,691
Givaudan SA Registered	10	20,078
Nestle SA Registered	1,942	149,806
Novartis AG Registered	1,878	154,508
Partners Group Holding AG	20	8,556
Roche Holding AG	572	150,369
Roche Holding AG Bearer	22	5,832

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Security	Shares	Value
Swiss Re AG	594	$51,675
Syngenta AG Registered	94	36,097
VZ Holding AG	4	1,190

		623,748
TAIWAN — 0.45%
Advanced Semiconductor Engineering Inc.	12,000	13,633
SinoPac Financial Holdings Co. Ltd.	28,000	8,255

		21,888
THAILAND — 0.17%
Airports of Thailand PCL NVDR	400	4,439
Bangkok Dusit Medical Services PCL NVDR	5,200	3,537

		7,976
TURKEY — 0.08%
BIM Birlesik Magazalar AS	206	4,015

		4,015
UNITED ARAB EMIRATES — 0.09%
National Bank of Abu Dhabi PJSC	1,616	4,250

		4,250
UNITED KINGDOM — 18.36%
Aggreko PLC	224	3,827
ARM Holdings PLC	370	5,594
Ashtead Group PLC	330	4,694
Associated British Foods PLC	146	5,307
AVEVA Group PLC	44	996
BAE Systems PLC	4,710	32,993
Beazley PLC	682	3,319
Bellway PLC	146	3,704
Berendsen PLC	194	3,159
Booker Group PLC	1,656	3,839
Bovis Homes Group PLC	202	1,969
British American Tobacco PLC	2,376	153,825
BT Group PLC	8,948	49,043
Bunzl PLC	200	6,155
Burberry Group PLC	400	6,203
Close Brothers Group PLC	258	3,908
Cobham PLC	3,120	6,561
Compass Group PLC	1,406	26,727

Security	Shares	Value
Cranswick PLC	68	$1,897
Daily Mail & General Trust PLC Class A NVS	308	2,456
Dairy Crest Group PLC	324	2,328
Diageo PLC	2,764	77,094
Domino’s Pizza Group PLC	420	1,866
DS Smith PLC	852	4,400
Dunelm Group PLC	106	1,117
Euromoney Institutional Investor PLC	52	650
Experian PLC	720	13,590
Galliford Try PLC	168	2,049
GKN PLC	1,414	5,098
Halma PLC	114	1,550
Hargreaves Lansdown PLC	202	3,356
Henderson Group PLC	1,458	4,112
Hikma Pharmaceuticals PLC	46	1,516
Imperial Brands PLC	1,276	69,143
Inchcape PLC	386	3,240
Interserve PLC	84	292
Intertek Group PLC	84	3,907
ITV PLC	2,814	6,760
Jardine Lloyd Thompson Group PLC	236	2,964
John Wood Group PLC	394	3,624
Jupiter Fund Management PLC	674	3,294
Kingfisher PLC	2,422	10,442
Laird PLC	298	1,309
Legal & General Group PLC	10,018	25,539
Meggitt PLC	980	5,318
Micro Focus International PLC	76	1,639
Mitie Group PLC	716	2,374
Moneysupermarket.com Group PLC	378	1,369
National Grid PLC	6,298	92,274
Next PLC	218	14,367
Provident Financial PLC	186	5,719
Prudential PLC	2,446	41,101
PZ Cussons PLC	342	1,503
QinetiQ Group PLC	846	2,515
Rank Group PLC	386	1,105
Regus PLC	340	1,313
RELX PLC	816	15,010

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Security	Shares	Value
Renishaw PLC	28	$817
Rightmove PLC	18	878
Savills PLC	188	1,541
Schroders PLC	42	1,015
Senior PLC	498	1,368
Shire PLC	82	5,087
SIG PLC	866	1,302
Sky PLC	1,160	13,150
Smiths Group PLC	494	7,614
Spectris PLC	86	2,098
Spirax-Sarco Engineering PLC	50	2,500
St. James’s Place PLC	428	4,491
Stagecoach Group PLC	750	2,317
Standard Life PLC	3,136	12,308
Synthomer PLC	300	1,302
Ted Baker PLC	30	974
Telecom Plus PLC	130	1,811
Travis Perkins PLC	198	3,901
Ultra Electronics Holdings PLC	94	2,186
UNITE Group PLC (The)	416	3,448
Victrex PLC	88	1,777
WH Smith PLC	130	2,735
Whitbread PLC	148	6,909
William Hill PLC	1,096	3,773
Wolseley PLC	226	11,692
WPP PLC	1,196	24,814

		882,831
UNITED STATES — 0.05%
Ball Corp.	33	2,391

		2,391

TOTAL COMMON STOCKS
(Cost: $4,789,423)		4,767,439

PREFERRED STOCKS — 0.49%

BRAZIL — 0.04%
Lojas Americanas SA	400	2,008

		2,008
COLOMBIA — 0.07%
Bancolombia SA	384	3,363

		3,363

Security	Shares	Value
GERMANY — 0.38%
Bayerische Motoren Werke AG	26	$1,649
Fuchs Petrolub SE	62	2,430
Henkel AG & Co. KGaA	98	11,927
Sartorius AG	32	2,359

		18,365

TOTAL PREFERRED STOCKS
(Cost: $22,942)		23,736

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	3,679	3,679

		3,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,679)		3,679

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $4,816,044)[f]		4,794,854
Other Assets, Less Liabilities — 0.29%		14,142

NET ASSETS — 100.00%		$4,808,996

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $4,816,044. Net unrealized depreciation was $21,190, of which $119,352 represented gross unrealized appreciation on securities and $140,542 represented gross unrealized depreciation on securities.

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,767,155	$284	$—	$4,767,439
Preferred stocks	23,736	—	—	23,736
Money market funds	3,679	—	—	3,679

Total	$4,794,570	$284	$—	$4,794,854

305

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
PREFERRED STOCKS — 99.24%

CANADA — 75.27%
AltaGas Ltd., 5.25%[a]	28,341	$551,457
Bank of Montreal Series 27, 4.00%[a]	70,848	1,014,686
Bank of Montreal Series 29, 3.90%[a]	56,674	806,886
Bank of Montreal Series 31, 3.80%[a]	42,451	597,851
Bank of Nova Scotia (The) Series 18, 3.35%[a]	26,581	491,013
Bank of Nova Scotia (The) Series 32, 2.06%[a]	39,959	612,292
Bank of Nova Scotia (The) Series 34, 5.50%[a]	49,718	1,014,114
BCE Inc. Series AK, 4.15%[a]	88,747	907,492
BCE Inc. Series AM, 2.76%[a]	40,820	440,040
Brookfield Asset Management Inc., 5.00%[a]	35,410	718,725
Brookfield Asset Management Inc. Series 24, 3.01%[a]	39,050	459,146
Brookfield Asset Management Inc. Series 32, 4.50%[a]	42,539	615,140
Brookfield Asset Management Inc. Series 36, 4.85%	28,304	467,701
Brookfield Asset Management Inc. Series 37, 4.90%	28,291	473,804
Brookfield Asset Management Inc. Series 42, 4.50%[a]	42,436	640,445
Brookfield Office Properties Inc. Series T, 4.60%[a]	35,539	465,206
Brookfield Renewable Partners LP, 5.50%[a]	24,877	463,750
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	56,644	804,714
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	42,453	591,995
Canadian Utilities Ltd. Series DD, 4.50%	31,946	522,471
Canadian Utilities Ltd. Series FF, 4.50%[a]	35,531	715,709

Security	Shares	Value
Element Financial Corp. Series G, 6.50%[a]	24,402	$468,799
Emera Inc. Series C, 4.10%[a]	35,360	488,184
Empire Life Insurance Co. (The) Series 1, 5.75%[a]	21,160	419,387
Enbridge Inc. Series 03, 4.00%[a]	63,639	709,550
Enbridge Inc. Series 07, 4.40%[a]	26,489	320,022
Enbridge Inc. Series 09, 4.40%[a]	29,168	370,804
Enbridge Inc. Series 11, 4.40%[a]	53,033	675,827
Enbridge Inc. Series 13, 4.40%[a]	37,124	475,949
Enbridge Inc. Series 15, 4.40%[a]	29,180	379,720
Enbridge Inc. Series B, 4.00%[a]	53,032	550,452
Enbridge Inc. Series D, 4.00%[a]	47,730	521,145
Enbridge Inc. Series F, 4.00%[a]	53,193	593,081
Enbridge Inc. Series H, 4.00%[a]	37,123	389,038
Enbridge Inc. Series N, 4.00%[a]	48,192	563,298
Enbridge Inc. Series P, 4.00%[a]	42,424	485,098
Enbridge Inc. Series R, 4.00%[a]	42,424	485,098
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	33,595	468,214
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	32,629	520,325
Fortis Inc./Canada Series M, 4.10%[a]	85,189	1,272,555
Husky Energy Inc. Series 03, 4.50%[a]	35,465	477,891
Husky Energy Inc. Series 05, 4.50%[a]	28,342	423,373
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	35,433	514,020
Intact Financial Corp. Series 3, 4.20%[a]	35,520	480,274
Loblaw Companies Ltd. Series B, 5.30%	31,918	607,049
Manulife Financial Corp. Series 15, 3.90%[a]	28,374	383,651
Manulife Financial Corp. Series 17, 3.90%[a]	49,717	703,626
Manulife Financial Corp. Series 21, 5.60%[a]	60,320	1,229,437
National Bank of Canada Series 30, 4.10%[a]	49,819	685,505

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
National Bank of Canada Series 32, 3.90%[a]	42,436	$567,578
National Bank of Canada Series 34, 5.60%[a]	56,773	1,147,525
Pembina Pipeline Corp. Series 01, 4.25%[a]	35,443	408,003
Pembina Pipeline Corp. Series 05, 5.00%[a]	35,449	499,512
Pembina Pipeline Corp. Series 07, 4.50%[a]	35,440	470,459
Pembina Pipeline Corp. Series 09, 4.75%[a]	31,920	493,289
Pembina Pipeline Corp. Series 11, 5.75%[a]	24,130	479,181
Power Financial Corp. Series S, 4.80%	42,503	749,456
Power Financial Corp. Series T, 4.20%[a]	28,638	450,508
Royal Bank of Canada Series AJ, 3.52%[a]	48,326	871,855
Royal Bank of Canada Series AZ, 4.00%[a]	70,964	1,008,697
Royal Bank of Canada Series BB, 3.90%[a]	70,836	1,006,333
Royal Bank of Canada Series BD, 3.60%[a]	85,226	1,286,888
Royal Bank of Canada Series BK, 5.50%[a,b]	102,955	2,107,141
Sun Life Financial Inc. Series 4, 4.45%	42,436	704,489
Toronto-Dominion Bank (The) Series 01, 3.90%[a]	70,991	1,012,908
Toronto-Dominion Bank (The) Series 03, 3.80%[a]	70,790	1,002,954
Toronto-Dominion Bank (The) Series 05, 3.75%[a]	70,964	1,000,501
Toronto-Dominion Bank (The) Series 07, 3.60%[a]	49,720	754,969
Toronto-Dominion Bank (The) Series 09, 3.70%[a]	28,756	458,342
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	99,427	2,040,294
TransCanada Corp. Series 01, 3.27%[a]	33,671	368,937

Security	Shares	Value
TransCanada Corp. Series 05, 2.26%[a]	45,078	$412,703
TransCanada Corp. Series 07, 4.00%[a]	85,189	1,134,804
TransCanada Corp. Series 09, 4.25%[a]	64,068	868,250
TransCanada Corp. Series 11, 3.80%[a]	35,513	502,055

		50,843,640
SINGAPORE — 1.34%
City Developments Ltd., 0.00%[a,c]	1,194,464	905,233

		905,233
SWEDEN — 1.02%
Sagax AB, 0.00%	176,815	688,670

		688,670
UNITED KINGDOM — 21.61%
Aviva PLC, 8.38%	355,015	620,519
Aviva PLC, 8.75%	355,015	653,740
Balfour Beatty PLC, 9.68%[c]	397,622	603,299
Doric Nimrod Air Three Ltd., 0.00%	781,037	1,068,887
Doric Nimrod Air Two Ltd., 0.00%	613,271	1,742,119
Ecclesiastical Insurance Group PLC, 8.63%	377,913	665,593
General Accident PLC, 7.88%	390,529	652,574
General Accident PLC, 8.88%	497,013	906,916
Lloyds Banking Group PLC, 6.48%	452,887	632,663
Lloyds Banking Group PLC, 9.25%	1,193,727	2,130,359
Lloyds Banking Group PLC, 9.75%	257,774	489,321
National Westminster Bank PLC Series A, 9.00%	497,013	868,712
Raven Russia Ltd., 12.00%	511,534	841,097
RSA Insurance Group PLC, 7.38%	443,766	686,660
Santander UK PLC, 10.38%	483,147	988,182
Standard Chartered PLC, 7.38%	340,943	489,956
Standard Chartered PLC, 8.25%	352,356	553,460

		14,594,057

TOTAL PREFERRED STOCKS (Cost: $77,030,222)		67,031,600

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.32%[d,e]	13,987	$13,987

		13,987

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,987)		13,987

TOTAL INVESTMENTS IN SECURITIES — 99.26%
(Cost: $77,044,209)[f]		67,045,587
Other Assets, Less Liabilities — 0.74%		498,029

NET ASSETS — 100.00%		$67,543,616

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Fund has option to convert preferred stock into a fixed number of common stock shares after a predetermined period of time.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $77,499,709. Net unrealized depreciation was $10,454,122, of which $16,845 represented gross unrealized appreciation on securities and $10,470,967 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$67,031,600	$—	$—	$67,031,600
Money market funds	13,987	—	—	13,987

Total	$67,045,587	$—	$—	$67,045,587

308

Schedule of Investments (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.40%

AIR FREIGHT & LOGISTICS — 0.32%
Kintetsu World Express Inc.	1,600	$19,262
Yamato Holdings Co. Ltd.	16,000	365,026

		384,288
AIRLINES — 0.39%
ANA Holdings Inc.	168,000	476,865

		476,865
AUTO COMPONENTS — 3.60%
Aisin Seiki Co. Ltd.	8,800	354,692
Bridgestone Corp.	32,000	1,019,670
Calsonic Kansei Corp.	8,000	60,201
Denso Corp.	22,400	781,020
Eagle Industry Co. Ltd.	800	9,202
Exedy Corp.	1,600	33,999
Koito Manufacturing Co. Ltd.	5,600	255,191
Mitsuba Corp.	1,600	17,015
NGK Spark Plug Co. Ltd.	8,000	119,232
NHK Spring Co. Ltd.	9,600	77,294
Nifco Inc./Japan	1,600	83,283
Nippon Seiki Co. Ltd.	2,000	32,537
NOK Corp.	4,000	67,180
Stanley Electric Co. Ltd.	6,400	135,187
Sumitomo Electric Industries Ltd.	38,400	501,756
Sumitomo Rubber Industries Ltd.	8,800	116,916
Tokai Rika Co. Ltd.	2,400	35,044
Toyo Tire & Rubber Co. Ltd.	4,000	43,201
Toyoda Gosei Co. Ltd.	3,200	56,489
Toyota Boshoku Corp.	3,200	66,002
Toyota Industries Corp.	8,000	314,651
TPR Co. Ltd.	800	15,308
TS Tech Co. Ltd.	2,400	58,228
Unipres Corp.	1,600	25,531
Yokohama Rubber Co. Ltd. (The)	5,600	69,434

		4,348,263
AUTOMOBILES — 5.45%
Daihatsu Motor Co. Ltd.	10,400	134,118
Fuji Heavy Industries Ltd.	28,800	976,376
Honda Motor Co. Ltd.	60,800	1,524,593
Isuzu Motors Ltd.	26,400	321,283
Mazda Motor Corp.	28,000	370,913

Security	Shares	Value
Mitsubishi Motors Corp.	36,000	$164,577
Nissan Motor Co. Ltd.	127,200	1,138,092
Suzuki Motor Corp.	16,800	450,910
Toyota Motor Corp.	26,400	1,300,057
Yamaha Motor Co. Ltd.	12,800	192,268

		6,573,187
BANKS — 5.81%
Aozora Bank Ltd.	56,000	193,235
Chiba Bank Ltd. (The)	32,000	150,034
Chugoku Bank Ltd. (The)	8,800	89,038
Concordia Financial Group Ltd.[a]	59,200	230,129
Fukuoka Financial Group Inc.	40,000	130,617
Gunma Bank Ltd. (The)	24,000	86,558
Hachijuni Bank Ltd. (The)	20,800	90,021
Hiroshima Bank Ltd. (The)	24,000	79,540
Hokuhoku Financial Group Inc.	64,000	72,366
Iyo Bank Ltd. (The)	12,800	77,731
Joyo Bank Ltd. (The)	32,000	118,842
Juroku Bank Ltd. (The)	16,000	42,109
Keiyo Bank Ltd. (The)	8,000	29,866
Mitsubishi UFJ Financial Group Inc.	273,600	1,215,852
Mizuho Financial Group Inc.	928,800	1,342,636
Nishi-Nippon City Bank Ltd. (The)	32,000	55,834
North Pacific Bank Ltd.	13,600	36,721
Resona Holdings Inc.	104,800	380,014
Seven Bank Ltd.	33,600	103,496
Shinsei Bank Ltd.	80,000	115,411
Shizuoka Bank Ltd. (The)	24,000	167,736
Sumitomo Mitsui Financial Group Inc.	47,200	1,346,205
Sumitomo Mitsui Trust Holdings Inc.	184,040	591,640
Suruga Bank Ltd.	8,800	197,719
Yamaguchi Financial Group Inc.	8,000	75,251

		7,018,601
BEVERAGES — 1.16%
Asahi Group Holdings Ltd.	18,400	592,947
Ito EN Ltd.	3,200	123,365
Kirin Holdings Co. Ltd.	40,800	685,236

		1,401,548

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
BUILDING PRODUCTS — 1.49%
Aica Kogyo Co. Ltd.	3,200	$72,522
Asahi Glass Co. Ltd.	48,000	258,271
Daikin Industries Ltd.	12,800	1,062,279
Sankyo Tateyama Inc.	1,600	22,474
Sanwa Holdings Corp.	10,400	93,568
TOTO Ltd.	7,200	284,940

		1,794,054
CAPITAL MARKETS — 1.17%
Daiwa Securities Group Inc.	80,000	419,144
Jafco Co. Ltd.	1,600	39,240
kabu.com Securities Co. Ltd.	8,000	25,655
Matsui Securities Co. Ltd.	4,800	39,396
Nihon M&A Center Inc.	1,600	103,090
Nomura Holdings Inc.	169,600	603,742
Okasan Securities Group Inc.	8,000	35,325
SBI Holdings Inc./Japan	10,400	102,287
Tokai Tokyo Financial Holdings Inc.	10,400	43,794

		1,411,673
CHEMICALS — 3.96%
Air Water Inc.	8,000	116,737
Asahi Kasei Corp.	56,000	386,470
Daicel Corp.	13,600	139,593
Denka Co. Ltd.	16,000	64,100
DIC Corp.	4,000	82,893
Hitachi Chemical Co. Ltd.	4,800	88,570
JSR Corp.	9,600	125,954
Kansai Paint Co. Ltd.	10,400	208,324
Kuraray Co. Ltd.	15,200	180,018
Mitsubishi Chemical Holdings Corp.	62,400	282,652
Nihon Parkerizing Co. Ltd.	4,800	50,017
Nippon Kayaku Co. Ltd.	8,000	78,838
Nippon Paint Holdings Co. Ltd.	7,200	175,596
Nippon Synthetic Chemical Industry Co. Ltd. (The)	2,000	10,118
Nissan Chemical Industries Ltd.	5,600	162,012
Nitto Denko Corp.	7,200	451,693
NOF Corp.	8,000	65,893
Shin-Etsu Chemical Co. Ltd.	16,800	976,329
Sumitomo Chemical Co. Ltd.	72,000	293,362

Security	Shares	Value
Taiyo Nippon Sanso Corp.	7,200	$65,550
Toray Industries Inc.	64,000	542,369
Tosoh Corp.	24,000	109,484
Ube Industries Ltd.	48,000	78,604
Zeon Corp.	8,000	51,389

		4,786,565
COMMERCIAL SERVICES & SUPPLIES — 0.93%
Aeon Delight Co. Ltd.	800	21,718
Park24 Co. Ltd.	4,800	164,460
Pilot Corp.	1,600	68,467
Secom Co. Ltd.	9,600	706,782
Sohgo Security Services Co. Ltd.	3,200	157,520

		1,118,947
COMMUNICATIONS EQUIPMENT — 0.03%
Hitachi Kokusai Electric Inc.	2,000	33,181

		33,181
CONSTRUCTION & ENGINEERING — 1.52%
Chiyoda Corp.	8,000	52,403
COMSYS Holdings Corp.	4,800	77,388
Hazama Ando Corp.	6,400	35,309
JGC Corp.	10,000	141,632
Kajima Corp.	48,000	331,260
Kyowa Exeo Corp.	4,000	49,673
Nippo Corp.	2,000	33,921
Obayashi Corp.	31,200	329,974
Shimizu Corp.	32,000	298,197
Sumitomo Mitsui Construction Co. Ltd.	39,200	32,861
Taisei Corp.	56,000	457,433

		1,840,051
CONSTRUCTION MATERIALS — 0.11%
Taiheiyo Cement Corp.	56,000	131,553

		131,553
CONSUMER FINANCE — 0.31%
Acom Co. Ltd.[a]	18,400	88,243
AEON Financial Service Co. Ltd.	5,600	119,817
Credit Saison Co. Ltd.	7,200	120,222
Hitachi Capital Corp.	2,400	47,162

		375,444

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.06%
Benesse Holdings Inc.	3,200	$74,892

		74,892
DIVERSIFIED FINANCIAL SERVICES — 1.10%
Century Tokyo Leasing Corp.	2,400	76,850
Fuyo General Lease Co. Ltd.	800	32,206
IBJ Leasing Co. Ltd.	1,600	27,465
Japan Exchange Group Inc.	26,400	300,567
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,400	85,154
ORIX Corp.	63,200	805,786

		1,328,028
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.08%
Nippon Telegraph & Telephone Corp.	53,600	2,507,847

		2,507,847
ELECTRICAL EQUIPMENT — 1.72%
Fuji Electric Co. Ltd.	24,000	98,723
Mitsubishi Electric Corp.	96,000	1,130,403
Nidec Corp.	11,200	843,029

		2,072,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.83%
Alps Electric Co. Ltd.	8,000	148,864
Anritsu Corp.	5,600	32,151
Enplas Corp.	800	20,969
Hamamatsu Photonics KK	7,200	200,371
Hirose Electric Co. Ltd.	1,650	201,204
Hitachi High-Technologies Corp.	3,200	86,745
Hitachi Ltd.	232,000	958,620
HORIBA Ltd.	1,600	69,870
Japan Aviation Electronics Industry Ltd.	2,000	27,176
Keyence Corp.	2,036	1,372,152
Kyocera Corp.	14,400	679,645
Murata Manufacturing Co. Ltd.	9,600	1,064,899
Oki Electric Industry Co. Ltd.	40,000	53,027

Security	Shares	Value
Omron Corp.	10,400	$335,549
TDK Corp.	5,600	309,504
Topcon Corp.	3,200	31,255
Yaskawa Electric Corp.	11,200	144,435
Yokogawa Electric Corp.	8,800	98,302

		5,834,738
FOOD & STAPLES RETAILING — 2.86%
Aeon Co. Ltd.	36,800	568,913
Ain Holdings Inc.	800	61,838
Cosmos Pharmaceutical Corp.	800	160,951
FamilyMart Co. Ltd.	2,400	146,213
Lawson Inc.	3,200	254,840
Matsumotokiyoshi Holdings Co. Ltd.	1,600	77,746
Seven & I Holdings Co. Ltd.	37,600	1,569,019
Sugi Holdings Co. Ltd.	1,600	88,742
Sundrug Co. Ltd.	1,600	149,098
Tsuruha Holdings Inc.	2,000	241,154
Valor Holdings Co. Ltd.	1,600	42,375
Welcia Holdings Co. Ltd.	800	50,297
Yaoko Co. Ltd.	800	36,105

		3,447,291
FOOD PRODUCTS — 2.18%
Ajinomoto Co. Inc.	20,800	487,814
Calbee Inc.	4,000	166,098
Kewpie Corp.	4,800	152,062
Kikkoman Corp.	8,000	292,426
MEIJI Holdings Co. Ltd.	5,600	569,334
NH Foods Ltd.	8,000	194,405
Nichirei Corp.	8,000	73,223
Nissin Foods Holdings Co. Ltd.	4,000	217,955
Toyo Suisan Kaisha Ltd.	4,800	193,703
Yakult Honsha Co. Ltd.	5,600	288,215

		2,635,235
GAS UTILITIES — 0.66%
Osaka Gas Co. Ltd.	96,000	367,194
Tokyo Gas Co. Ltd.	104,000	426,178

		793,372
HEALTH CARE EQUIPMENT & SUPPLIES — 1.98%
Hoya Corp.	20,000	708,451
Nihon Kohden Corp.	4,000	111,707

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
Olympus Corp.	13,600	$503,090
Sysmex Corp.	7,200	490,574
Terumo Corp.	13,600	576,002

		2,389,824
HEALTH CARE PROVIDERS & SERVICES — 0.50%
Alfresa Holdings Corp.	11,200	232,101
Medipal Holdings Corp.	8,800	143,764
Miraca Holdings Inc.	2,400	103,402
Ship Healthcare Holdings Inc.	1,600	49,439
Toho Holdings Co. Ltd.	3,200	76,764

		605,470
HEALTH CARE TECHNOLOGY — 0.23%
M3 Inc.	8,000	276,830

		276,830
HOTELS, RESTAURANTS & LEISURE — 0.67%
HIS Co. Ltd.	1,600	51,389
Oriental Land Co. Ltd./Japan	10,400	671,504
Resorttrust Inc.	4,000	85,856

		808,749
HOUSEHOLD DURABLES — 2.24%
Casio Computer Co. Ltd.	8,800	125,579
Fujitsu General Ltd.	2,000	44,117
Haseko Corp.	12,000	119,427
Iida Group Holdings Co. Ltd.	8,000	162,433
Misawa Homes Co. Ltd.	1,600	10,761
Nikon Corp.[b]	16,800	226,970
Panasonic Corp.	102,400	879,368
Pressance Corp.	200	7,525
Rinnai Corp.	1,600	140,365
Sekisui Chemical Co. Ltd.	22,400	273,804
Sekisui House Ltd.	33,600	582,817
Starts Corp. Inc.	1,600	31,629
Sumitomo Forestry Co. Ltd.	7,200	96,852

		2,701,647
HOUSEHOLD PRODUCTS — 0.47%
Pigeon Corp.	4,800	141,534
Unicharm Corp.	19,200	427,644

		569,178

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
Electric Power Development Co. Ltd.	8,000	$185,515

		185,515
INDUSTRIAL CONGLOMERATES — 0.14%
Keihan Holdings Co. Ltd.	24,000	165,864

		165,864
INSURANCE — 2.80%
Dai-ichi Life Insurance Co. Ltd. (The)	56,800	623,975
MS&AD Insurance Group Holdings Inc.	26,400	674,604
Sompo Japan Nipponkoa Holdings Inc.	20,000	526,075
Sony Financial Holdings Inc.	8,800	98,130
T&D Holdings Inc.	32,800	274,607
Tokio Marine Holdings Inc.	36,000	1,181,519

		3,378,910
INTERNET & CATALOG RETAIL — 0.50%
Rakuten Inc.	44,000	472,853
Start Today Co. Ltd.	2,400	125,860

		598,713
INTERNET SOFTWARE & SERVICES — 0.56%
COOKPAD Inc.	2,400	29,102
DeNA Co. Ltd.	4,000	92,719
GMO Internet Inc.	3,200	32,970
Gree Inc.[a]	5,600	31,551
Kakaku.com Inc.	7,200	142,119
Mixi Inc.	1,600	65,425
Yahoo Japan Corp.	64,800	285,502

		679,388
IT SERVICES — 1.03%
Fujitsu Ltd.	88,000	320,811
Itochu Techno-Solutions Corp.	2,400	51,373
Nomura Research Institute Ltd.	6,480	236,234
NTT Data Corp.	5,600	263,651
Obic Co. Ltd.	3,200	174,988
Otsuka Corp.	2,400	111,707
SCSK Corp.	2,400	89,482

		1,248,246

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
LEISURE PRODUCTS — 0.99%
Bandai Namco Holdings Inc.	8,800	$225,854
Heiwa Corp.	2,400	48,402
Sega Sammy Holdings Inc.	9,600	102,841
Shimano Inc.	4,000	605,517
Universal Entertainment Corp.[a]	800	16,758
Yamaha Corp.	7,200	192,089

		1,191,461
MACHINERY — 5.53%
Ebara Corp.	24,000	131,241
FANUC Corp.	9,600	1,547,285
Hino Motors Ltd.	12,800	126,141
Hitachi Construction Machinery Co. Ltd.	4,000	57,744
Hoshizaki Electric Co. Ltd.	2,400	233,707
IHI Corp.	72,000	190,896
JTEKT Corp.	9,600	107,332
Kawasaki Heavy Industries Ltd.	72,000	200,019
Komatsu Ltd.	46,400	800,320
Kubota Corp.	44,800	597,173
Makita Corp.	5,600	369,003
Minebea Co. Ltd.	13,600	90,808
Mitsubishi Heavy Industries Ltd.	160,000	635,383
Mitsui Engineering & Shipbuilding Co. Ltd.	32,000	43,669
Nabtesco Corp.	4,800	113,602
Nachi-Fujikoshi Corp.	8,000	24,096
Namura Shipbuilding Co. Ltd.	3,200	17,468
NGK Insulators Ltd.	11,000	219,485
NSK Ltd.	18,400	134,875
OSG Corp.	4,000	66,127
SMC Corp./Japan	2,800	679,735
Sumitomo Heavy Industries Ltd.	24,000	103,870
Tadano Ltd.	4,000	32,986
THK Co. Ltd.	6,000	101,355
Tsubakimoto Chain Co.	8,000	48,816

		6,673,136
MARINE — 0.12%
Nippon Yusen KK	80,000	139,585

		139,585

Security	Shares	Value
MEDIA — 1.10%
Avex Group Holdings Inc.	1,600	$17,998
CyberAgent Inc.	2,400	144,341
Daiichikosho Co. Ltd.	2,400	100,478
Dentsu Inc.	10,400	483,556
Fuji Media Holdings Inc.	9,600	107,519
Hakuhodo DY Holdings Inc.	12,800	152,467
Nippon Television Network Corp.	8,000	131,007
Toho Co. Ltd./Tokyo	6,400	176,173
USEN Corp.[a]	4,000	11,814

		1,325,353
METALS & MINING — 1.59%
Asahi Holdings Inc.	1,600	23,067
Dowa Holdings Co. Ltd.	16,000	81,567
Hitachi Metals Ltd.	10,400	104,314
JFE Holdings Inc.	25,625	328,462
Kobe Steel Ltd.	176,000	142,392
Mitsubishi Materials Corp.	56,000	132,644
Mitsui Mining & Smelting Co. Ltd.	24,000	39,536
Nippon Steel & Sumitomo Metal Corp.	43,204	824,578
Sumitomo Metal Mining Co. Ltd.	24,000	240,608

		1,917,168
MULTILINE RETAIL — 0.78%
Don Quijote Holdings Co. Ltd.	5,600	206,336
Isetan Mitsukoshi Holdings Ltd.	17,600	155,431
Izumi Co. Ltd.	1,600	61,994
J Front Retailing Co. Ltd.	11,200	115,177
Ryohin Keikaku Co. Ltd.	900	218,267
Seria Co. Ltd.	800	66,049
Takashimaya Co. Ltd.	16,000	114,007

		937,261
OIL, GAS & CONSUMABLE FUELS — 0.45%
INPEX Corp.	54,400	420,713
Nippon Gas Co. Ltd.	1,600	34,592
Showa Shell Sekiyu KK	9,600	89,085

		544,390
PAPER & FOREST PRODUCTS — 0.17%
Daio Paper Corp.[b]	4,800	51,982
Oji Holdings Corp.	40,000	152,841

		204,823

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 1.86%
Ci:z Holdings Co. Ltd.	1,600	$34,982
Kao Corp.	25,600	1,479,505
Kobayashi Pharmaceutical Co. Ltd.	3,200	141,456
Kose Corp.	1,600	133,970
Shiseido Co. Ltd.	17,600	452,395

		2,242,308
PHARMACEUTICALS — 7.65%
Astellas Pharma Inc.	105,640	1,647,568
Chugai Pharmaceutical Co. Ltd.	9,600	340,150
Daiichi Sankyo Co. Ltd.	32,003	771,609
Eisai Co. Ltd.	12,000	665,328
Hisamitsu Pharmaceutical Co. Inc.	3,200	183,410
Kaken Pharmaceutical Co. Ltd.	1,600	104,338
KYORIN Holdings Inc.	2,400	46,765
Kyowa Hakko Kirin Co. Ltd.	11,200	189,523
Mitsubishi Tanabe Pharma Corp.	11,200	201,205
Mochida Pharmaceutical Co. Ltd.	800	64,334
Ono Pharmaceutical Co. Ltd.	21,600	933,143
Otsuka Holdings Co. Ltd.	20,000	919,973
Rohto Pharmaceutical Co. Ltd.	4,800	72,756
Santen Pharmaceutical Co. Ltd.	17,600	274,491
Sawai Pharmaceutical Co. Ltd.	1,600	123,521
Shionogi & Co. Ltd.	13,600	738,130
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	251,720
Takeda Pharmaceutical Co. Ltd.	37,600	1,621,429
Tsumura & Co.	3,200	86,433

		9,235,826
PROFESSIONAL SERVICES — 0.09%
Temp Holdings Co. Ltd.	6,400	109,921

		109,921
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.46%
Aeon Mall Co. Ltd.	5,600	72,818
Daikyo Inc.	16,000	23,082
Daito Trust Construction Co. Ltd.	4,000	648,796
Daiwa House Industry Co. Ltd.	29,600	860,388
Hulic Co. Ltd.	18,400	192,268
Leopalace21 Corp.	11,200	78,058

Security	Shares	Value
Mitsubishi Estate Co. Ltd.	65,000	$1,186,714
Mitsui Fudosan Co. Ltd.	48,000	1,090,867
Nomura Real Estate Holdings Inc.	5,600	97,109
NTT Urban Development Corp.	5,600	59,608
Relo Holdings Inc.	800	140,677
Sumitomo Real Estate Sales Co. Ltd.	800	15,612
Sumitomo Realty & Development Co. Ltd.	24,000	644,390
Takara Leben Co. Ltd.	4,000	30,373
Tokyo Tatemono Co. Ltd.	8,800	104,821
Tokyu Fudosan Holdings Corp.	21,600	133,487

		5,379,068
ROAD & RAIL — 5.51%
Central Japan Railway Co.	8,000	1,413,393
East Japan Railway Co.	16,000	1,471,177
Hankyu Hanshin Holdings Inc.	64,000	475,368
Keio Corp.	24,000	225,285
Keisei Electric Railway Co. Ltd.	16,000	204,932
Kintetsu Group Holdings Co. Ltd.	88,000	375,709
Nagoya Railroad Co. Ltd.	48,000	269,968
Nankai Electric Railway Co. Ltd.	24,000	134,984
Nippon Express Co. Ltd.	32,000	145,355
Nishi-Nippon Railroad Co. Ltd.	16,000	82,815
Odakyu Electric Railway Co. Ltd.	32,000	373,058
Sankyu Inc.	8,000	42,655
Sotetsu Holdings Inc.	24,000	134,282
Tobu Railway Co. Ltd.	48,000	262,482
Tokyu Corp.	56,000	489,638
West Japan Railway Co.	8,800	554,729

		6,655,830
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.62%
Disco Corp.	1,600	143,328
NuFlare Technology Inc.	100	4,747
Tokyo Electron Ltd.	7,200	601,813

		749,888
SOFTWARE — 0.33%
GungHo Online Entertainment Inc.[b]	20,800	55,959
Nexon Co. Ltd.	8,000	117,516
Oracle Corp. Japan	1,600	84,999
Trend Micro Inc./Japan	4,000	142,119

		400,593

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Security	Shares	Value
SPECIALTY RETAIL — 1.32%
ABC-Mart Inc.	800	$53,417
AOKI Holdings Inc.	2,400	24,704
Fast Retailing Co. Ltd.	1,600	425,773
Geo Holdings Corp.	1,600	21,429
Hikari Tsushin Inc.	800	66,829
K’s Holdings Corp.	4,000	74,354
Nitori Holdings Co. Ltd.	4,000	481,139
Sanrio Co. Ltd.	2,700	47,899
Shimamura Co. Ltd.	800	118,374
T-Gaia Corp.	800	11,198
United Arrows Ltd.	1,600	46,320
USS Co. Ltd.	12,000	196,861
VT Holdings Co. Ltd.	4,800	21,803

		1,590,100
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.70%
Brother Industries Ltd.	12,000	127,264
Canon Inc.	48,050	1,364,125
FUJIFILM Holdings Corp.	21,600	830,397
Konica Minolta Inc.	22,400	161,575
NEC Corp.	120,000	277,220
Ricoh Co. Ltd.	29,600	255,058
Seiko Epson Corp.	13,600	216,481
Wacom Co. Ltd.[b]	7,200	27,933

		3,260,053
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
ASICS Corp.	8,800	147,196
Seiko Holdings Corp.	8,000	23,862

		171,058
TOBACCO — 1.93%
Japan Tobacco Inc.	58,400	2,335,659

		2,335,659
TRADING COMPANIES & DISTRIBUTORS — 3.87%
ITOCHU Corp.	70,400	850,578
Iwatani Corp.	8,000	45,229
Kanamoto Co. Ltd.	1,600	30,865
Kanematsu Corp.	16,000	25,110
Marubeni Corp.	88,000	394,151

Security	Shares	Value
MISUMI Group Inc.	10,400	$185,819
Mitsubishi Corp.	66,400	1,157,259
Mitsui & Co. Ltd.	80,800	955,754
MonotaRO Co. Ltd.	3,200	104,650
Nippon Steel & Sumikin Bussan Corp.	8,000	25,655
Sojitz Corp.	57,600	135,311
Sumitomo Corp.	56,000	559,236
Toyota Tsusho Corp.	9,600	204,558

		4,674,175
WIRELESS TELECOMMUNICATION SERVICES — 5.18%
KDDI Corp.	80,000	2,427,527
NTT DOCOMO Inc.	66,400	1,790,580
SoftBank Group Corp.	36,000	2,031,426

		6,249,533

TOTAL COMMON STOCKS
(Cost: $126,502,661)		119,983,301

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.57%[c,d,e]	361,769	361,769
BlackRock Cash Funds: Prime, SL Agency Shares 0.51%[c,d,e]	19,915	19,915
BlackRock Cash Funds: Treasury, SL Agency Shares 0.32%[c,d]	18,773	18,773

		400,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,457)		400,457

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.73% (Cost: $126,903,118)[f]	$120,383,758
Other Assets, Less Liabilities — 0.27%	327,605

NET ASSETS — 100.00%	$120,711,363

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $134,239,760. Net unrealized depreciation was $13,856,002, of which $12,423,476 represented gross unrealized appreciation on securities and $26,279,478 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$119,983,301	$—	$—	$119,983,301
Money market funds	400,457	—	—	400,457

Total	$120,383,758	$—	$—	$120,383,758

316

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 76.32%

BRAZIL — 28.73%
Ambev SA ADR	9,417,494	$55,657,390
Banco do Brasil SA	2,393,000	12,832,381
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,652,600	20,521,826
BRF SA ADR	1,304,379	18,170,000
CCR SA	1,852,000	9,711,619
Cielo SA	2,084,497	22,030,767
CPFL Energia SA ADR	675,212	8,683,226
Embraer SA ADR	348,670	7,573,112
Petroleo Brasileiro SA ADR[a,b]	3,186,377	22,814,459
Ultrapar Participacoes SA	929,100	20,622,177
Vale SA ADR[b]	3,236,288	16,375,617

		214,992,574
CHILE — 10.15%
Banco de Chile	59,686,387	6,394,471
Banco Santander Chile ADR	331,908	6,429,058
Cencosud SA	2,497,382	7,124,761
Empresa Nacional de Electricidad SA/Chile ADR	233,430	6,473,014
Empresas CMPC SA	2,679,347	5,573,871
Empresas COPEC SA	1,086,124	9,551,047
Enersis Americas SA ADR	819,117	7,028,024
LATAM Airlines Group SA ADR[a,b]	747,620	4,934,292
SACI Falabella	2,294,242	17,493,091
Sociedad Quimica y Minera de Chile SA ADR	198,320	4,902,470

		75,904,099
COLOMBIA — 1.81%
Bancolombia SA ADR	241,898	8,447,078
Ecopetrol SA ADR	528,393	5,051,437

		13,498,515
MEXICO — 31.24%
Alfa SAB de CV	7,894,200	13,469,892
America Movil SAB de CV	66,525,300	40,457,681
Cemex SAB de CV CPO[a]	29,987,318	18,366,963
Fibra Uno Administracion SA de CV	5,691,700	11,988,534
Fomento Economico Mexicano SAB de CV	4,627,200	42,431,519

Security	Shares	Value
Grupo Elektra SAB de CVb	122,035	$1,691,163
Grupo Financiero Banorte SAB de CV	5,939,000	33,002,224
Grupo Mexico SAB de CV Series B	9,168,500	21,413,915
Grupo Televisa SAB	4,684,700	24,231,929
Wal-Mart de Mexico SAB de CV	11,214,600	26,691,225

		233,745,045
PERU — 4.39%
Credicorp Ltd.	143,447	22,138,176
Southern Copper Corp.[b]	397,633	10,728,138

		32,866,314

TOTAL COMMON STOCKS
(Cost: $685,298,002)		571,006,547

PREFERRED STOCKS — 23.47%

BRAZIL — 23.47%
Banco Bradesco SA ADR	5,951,804	46,483,589
Cia. Energetica de Minas Gerais ADR	1,543,155	3,410,373
Gerdau SA ADR	1,914,069	3,483,606
Itau Unibanco Holding SA ADR	6,294,308	59,418,267
Itausa-Investimentos Itau SA	8,423,307	19,955,646
Petroleo Brasileiro SA ADR[a]	4,378,340	25,438,155
Vale SA ADR	4,341,589	17,409,772

		175,599,408

TOTAL PREFERRED STOCKS
(Cost: $383,478,581)		175,599,408

SHORT-TERM INVESTMENTS — 6.95%

MONEY MARKET FUNDS — 6.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	49,248,594	49,248,594
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,711,138	2,711,138
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	74,404	74,404

		52,034,136

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,034,136)	$52,034,136

TOTAL INVESTMENTS IN SECURITIES — 106.74%
(Cost: $1,120,810,719)[f]	798,640,091
Other Assets, Less Liabilities — (6.74)%	(50,419,634)

NET ASSETS — 100.00%	$748,220,457

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,215,948,481. Net unrealized depreciation was $417,308,390, of which $32,770,784 represented gross unrealized appreciation on securities and $450,079,174 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$571,006,547	$—	$—	$571,006,547
Preferred stocks	175,599,408	—	—	175,599,408
Money market funds	52,034,136	—	—	52,034,136

Total	$798,640,091	$—	$—	$798,640,091

318

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.27%
Aerovironment Inc.[a,b]	47,641	$1,324,419
American Science & Engineering Inc.	16,618	621,679
Arotech Corp.[a]	53,804	151,189
Astrotech Corp.[a]	30,627	51,760
CPI Aerostructures Inc.[a]	18,232	112,127
Ducommun Inc.[a]	24,688	488,329
Innovative Solutions & Support Inc.[a]	34,282	96,675
KEYW Holding Corp. (The)[a,b]	83,558	830,566
Kratos Defense & Security Solutions Inc.[a,b]	107,866	442,251
LMI Aerospace Inc.[a]	27,018	217,225
Mercury Systems Inc.[a]	90,672	2,254,106
National Presto Industries Inc.	11,456	1,080,873
SIFCO Industries Inc.[a]	7,348	72,525
Sparton Corp.[a,b]	22,708	494,353
Vectrus Inc.[a]	24,875	708,689

		8,946,766
AIR FREIGHT & LOGISTICS — 0.55%
Air Transport Services Group Inc.[a]	120,725	1,564,596
Echo Global Logistics Inc.[a,b]	66,876	1,499,360
Park-Ohio Holdings Corp.	19,810	560,227
Radiant Logistics Inc.[a,b]	87,947	263,841

		3,888,024
AUTO COMPONENTS — 1.16%
Fox Factory Holding Corp.[a,b]	52,141	905,689
Horizon Global Corp.[a,b]	42,648	484,055
Modine Manufacturing Co.[a]	109,617	964,630
Motorcar Parts of America Inc.[a,b]	42,585	1,157,460
Shiloh Industries Inc.[a]	19,170	139,749
Spartan Motors Inc.	79,185	495,698
Stoneridge Inc.[a]	62,469	933,287
Strattec Security Corp.	8,297	338,269
Superior Industries International Inc.	58,486	1,566,255
Tower International Inc.	47,732	982,325
Workhorse Group Inc.[a,b]	26,700	182,895

		8,150,312

Security	Shares	Value
AUTOMOBILES — 0.20%
Winnebago Industries Inc.	62,411	$1,430,460

		1,430,460
BANKS — 14.28%
1st Century Bancshares Inc.[a]	20,817	233,567
Access National Corp.	21,241	414,412
ACNB Corp.	21,503	539,940
Allegiance Bancshares Inc.[a]	25,627	637,600
American National Bankshares Inc.	26,292	662,033
American River Bankshares[a]	25,612	259,962
AmeriServ Financial Inc.	54,660	165,073
Ames National Corp.	22,187	595,055
Arrow Financial Corp.	30,918	936,506
Atlantic Capital Bancshares Inc.[a]	40,492	585,514
Avenue Financial Holdings Inc.[a]	30,319	595,768
Bancorp. Inc. (The)[a,b]	81,595	491,202
Bank of Commerce Holdings	44,945	296,637
Bank of Marin Bancorp.	17,452	844,153
Bankwell Financial Group Inc.	20,034	441,950
Bar Harbor Bankshares	16,469	578,062
BCB Bancorp. Inc.	29,075	297,728
Blue Hills Bancorp. Inc.[b]	63,838	942,249
Bridge Bancorp. Inc.	40,067	1,137,903
Bryn Mawr Bank Corp.	39,184	1,144,173
C&F Financial Corp.	9,301	416,313
C1 Financial Inc.[a]	20,872	486,944
Camden National Corp.	23,720	996,240
Capital City Bank Group Inc.	27,529	383,204
Cardinal Financial Corp.	73,132	1,604,516
Carolina Financial Corp.[b]	33,962	634,410
Cascade Bancorp.[a]	76,702	424,929
CenterState Banks Inc.	107,947	1,700,165
Central Valley Community Bancorp.	24,058	336,812
Century Bancorp. Inc./MA Class A	9,288	393,161
Chemung Financial Corp.[b]	10,787	316,598
Citizens & Northern Corp.	33,834	684,123
Citizens Holding Co.	3,129	68,619
CNB Financial Corp./PA	35,624	634,107
CoBiz Financial Inc.	86,575	1,012,928
Codorus Valley Bancorp. Inc.	28,509	580,728
Community Bankers Trust Corp.[a]	66,129	342,548
Community Trust Bancorp. Inc.	35,438	1,228,281

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
CommunityOne Bancorp.[a]	29,123	$368,115
ConnectOne Bancorp. Inc.	66,893	1,049,551
CU Bancorp.[a]	39,898	906,882
Customers Bancorp. Inc.[a]	60,450	1,519,109
Eastern Virginia Bankshares Inc.	821	6,199
Enterprise Bancorp. Inc./MA	20,074	481,575
Enterprise Financial Services Corp.	46,371	1,293,287
Equity Bancshares Inc. Class Aa,b	13,816	305,886
Farmers Capital Bank Corp.	19,613	536,416
Farmers National Banc Corp.	71,589	629,983
Fidelity Southern Corp.	48,268	756,360
Financial Institutions Inc.	33,177	864,924
First Bancorp. Inc./ME	27,239	586,728
First Bancorp./Southern Pines NC	45,804	805,234
First Busey Corp.	72,911	1,559,566
First Business Financial Services Inc.	26,372	618,951
First Community Bancshares Inc./VA	36,994	830,145
First Community Financial Partners Inc.[a,b]	31,776	279,629
First Connecticut Bancorp. Inc./Farmington CT	38,535	638,140
First Financial Corp./IN	25,571	936,410
First Financial Northwest Inc.	30,114	399,914
First Foundation Inc.[a,b]	38,591	829,707
First Internet Bancorp.	15,470	368,495
First NBC Bank Holding Co.[a]	36,409	611,307
First Northwest Bancorp.[a,b]	34,526	439,861
First of Long Island Corp. (The)	33,150	950,411
First South Bancorp. Inc./Washington NC	37,453	349,811
First United Corp.[a]	17,674	173,912
Flushing Financial Corp.	64,658	1,285,401
Franklin Financial Network Inc.[a]	22,789	714,663
German American Bancorp. Inc.	33,554	1,072,721
Great Southern Bancorp. Inc.	24,967	923,030
Green Bancorp. Inc.[a,b]	48,199	420,295
Guaranty Bancorp.	36,913	616,447
Hampton Roads Bankshares Inc.[a,b]	81,291	145,511
Hanmi Financial Corp.	73,009	1,714,981

Security	Shares	Value
Heritage Commerce Corp.	60,716	$639,339
Heritage Financial Corp./WA	68,620	1,206,340
Heritage Oaks Bancorp.	55,964	444,354
HomeTrust Bancshares Inc.[a,b]	47,259	874,292
Horizon Bancorp./IN	28,655	720,387
Independent Bank Corp./MI	53,284	773,151
Independent Bank Group Inc.	25,874	1,110,253
Lakeland Bancorp. Inc.	91,670	1,043,205
Lakeland Financial Corp.	39,386	1,851,536
LCNB Corp.	23,903	377,667
Live Oak Bancshares Inc.	47,791	674,331
Macatawa Bank Corp.	64,362	477,566
MainSource Financial Group Inc.	53,679	1,183,622
MBT Financial Corp.	58,624	468,992
Mercantile Bank Corp.	37,790	901,669
Merchants Bancshares Inc./VT	16,728	509,869
Middleburg Financial Corp.	17,460	474,912
Midland States Bancorp. Inc.[a]	8,608	186,708
MidSouth Bancorp. Inc.	23,045	231,372
MidWestOne Financial Group Inc.	20,277	579,111
National Bankshares Inc.	17,809	621,890
National Commerce Corp.[a]	23,039	537,269
Nicolet Bankshares Inc.[a,b]	19,065	725,995
Northrim BanCorp. Inc.	18,962	498,511
OFG Bancorp.	100,693	835,752
Old Line Bancshares Inc.	24,452	440,136
Old Second Bancorp. Inc.	70,017	478,216
Orrstown Financial Services Inc.	24,062	434,319
Pacific Continental Corp.	45,335	712,213
Pacific Mercantile Bancorp.[a,b]	49,169	349,100
Pacific Premier Bancorp. Inc.[a]	63,305	1,519,320
Park Sterling Corp.	119,961	850,523
Peapack Gladstone Financial Corp.	38,635	715,134
Penns Woods Bancorp. Inc.[b]	12,424	521,684
People’s Utah Bancorp.	33,268	552,249
Peoples Bancorp. Inc./OH	39,763	866,436
Peoples Financial Corp./MSa	7,311	75,303
Peoples Financial Services Corp.	18,113	708,943
Porter Bancorp. Inc.[a]	21,007	31,931
Preferred Bank/Los Angeles CA	29,226	843,901
Premier Financial Bancorp. Inc.	23,053	388,443
QCR Holdings Inc.	31,218	848,817

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Republic Bancorp. Inc./KY Class A	22,386	$618,525
Republic First Bancorp. Inc.[a,b]	85,771	369,673
Royal Bancshares of Pennsylvania Inc.[a]	52,910	119,577
Sandy Spring Bancorp. Inc.	55,393	1,609,721
Seacoast Banking Corp. of Florida[a]	68,986	1,120,333
Shore Bancshares Inc.	33,107	389,007
Sierra Bancorp.	30,482	508,745
Southern National Bancorp. of Virginia Inc.	40,026	486,316
Southside Bancshares Inc.	56,954	1,761,018
Southwest Bancorp. Inc.	45,983	778,492
State Bank Financial Corp.	81,376	1,656,002
Stock Yards Bancorp. Inc.	49,743	1,404,245
Stonegate Bank	31,405	1,013,439
Suffolk Bancorp.	26,676	835,226
Summit Financial Group Inc.[b]	22,887	400,523
Sun Bancorp. Inc./NJa,b	24,965	515,777
Tompkins Financial Corp.	2,378	154,570
TowneBank/Portsmouth VA	5,830	126,229
TriCo Bancshares	48,570	1,340,532
Tristate Capital Holdings Inc.[a,b]	51,130	702,015
Triumph Bancorp. Inc.[a,b]	38,307	612,912
United Security Bancshares Inc./ALb	21,320	189,748
United Security Bancshares/Fresno CAa	41,815	268,452
Unity Bancorp. Inc.	3,895	49,505
Univest Corp. of Pennsylvania	44,905	943,903
Veritex Holdings Inc.[a,b]	24,944	399,603
Washington Trust Bancorp. Inc.	35,193	1,334,519
WashingtonFirst Bankshares Inc.	29,363	634,534
West Bancorp. Inc.	38,425	714,321
Westbury Bancorp. Inc.[a]	16,526	322,257
Xenith Bankshares Inc.[a]	18,713	148,768
Your Community Bankshares Inc.	17,240	640,638

		100,487,556
BEVERAGES — 0.30%
Craft Brew Alliance Inc.[a,b]	29,441	339,160
MGP Ingredients Inc.	29,220	1,117,081
Primo Water Corp.[a,b]	49,151	580,473
Reed’s Inc.[a,b]	27,917	68,955

		2,105,669

Security	Shares	Value
BIOTECHNOLOGY — 8.75%
Abeona Therapeutics Inc.[a]	35,164	$82,987
Actinium Pharmaceuticals Inc.[a]	95,217	168,534
Adamas Pharmaceuticals Inc.[a,b]	38,895	588,870
ADMA Biologics Inc.[a]	9,050	53,848
Advaxis Inc.[a,b]	77,773	629,184
Adverum Biotechnologies Inc.[a,b]	53,570	169,281
Aegerion Pharmaceuticals Inc.[a,b]	71,335	106,289
Aeglea BioTherapeutics Inc.[a]	11,035	53,630
Agenus Inc.[a,b]	170,074	688,800
Akebia Therapeutics Inc.[a,b]	83,629	625,545
Aldeyra Therapeutics Inc.[a]	19,557	111,279
Anavex Life Sciences Corp.[a,b]	76,331	466,382
Anthera Pharmaceuticals Inc.[a,b]	94,315	291,433
Applied Genetic Technologies Corp./DEa	29,579	417,951
ARCA biopharma Inc.[a]	12,213	35,418
Ardelyx Inc.[a]	54,280	473,864
Arena Pharmaceuticals Inc.[a]	573,243	980,246
Argos Therapeutics Inc.[a,b]	26,614	163,144
ArQule Inc.[a]	151,502	287,854
Arrowhead Pharmaceuticals Inc.[a,b]	140,870	749,428
Asterias Biotherapeutics Inc.[a]	52,869	126,886
Athersys Inc.[a,b]	177,020	384,133
aTyr Pharma Inc.[a]	39,215	109,018
AVEO Pharmaceuticals Inc.[a]	13,012	12,506
Aviragen Therapeutics Inc.[a]	94,491	132,287
Bellicum Pharmaceuticals Inc.[a,b]	37,396	484,652
Bio Blast Pharma Ltd.[a,b]	16,786	26,858
BioCryst Pharmaceuticals Inc.[a,b]	170,977	485,575
BioSpecifics Technologies Corp.[a,b]	12,576	502,285
BioTime Inc.[a,b]	148,839	388,470
Blueprint Medicines Corp.[a,b]	46,685	945,371
Brainstorm Cell Therapeutics Inc.[a]	38,306	92,317
Caladrius Biosciences Inc.[a]	1,332	786
Calithera Biosciences Inc.[a,b]	33,092	122,771
Cancer Genetics Inc.[a,b]	34,418	68,492
Capricor Therapeutics Inc.[a,b]	14,314	56,540
Cara Therapeutics Inc.[a,b]	48,909	235,252
CareDx Inc.[a]	20,121	86,923
Cascadian Therapeutics Inc.[a]	194,727	183,647

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
CASI Pharmaceuticals Inc.[a]	30,670	$35,884
Catabasis Pharmaceuticals Inc.[a]	16,424	60,769
Celator Pharmaceuticals Inc.[a]	76,033	2,294,676
Celldex Therapeutics Inc.[a]	223,427	980,845
Cellular Biomedicine Group Inc.[a,b]	28,323	339,593
Celsion Corp.[a]	43,875	55,721
Cerulean Pharma Inc.[a,b]	39,977	84,751
ChemoCentryx Inc.[a,b]	49,584	222,632
Chiasma Inc.[a,b]	43,618	126,056
Chimerix Inc.[a]	99,802	392,222
Cidara Therapeutics Inc.[a,b]	25,016	257,915
Coherus Biosciences Inc.[a,b]	68,702	1,160,377
CoLucid Pharmaceuticals Inc.[a]	7,475	61,071
Conatus Pharmaceuticals Inc.[a]	44,952	92,601
Concert Pharmaceuticals Inc.[a]	38,382	431,030
Contrafect Corp.[a,b]	57,923	167,977
Corbus Pharmaceuticals Holdings Inc.[a]	77,975	233,145
CorMedix Inc.[a,b]	81,219	161,626
Corvus Pharmaceuticals Inc.[a]	7,768	110,772
CTI BioPharma Corp.[a]	42,319	14,388
Curis Inc.[a,b]	259,723	405,168
Cytokinetics Inc.[a,b]	78,808	747,888
CytomX Therapeutics Inc.[a,b]	47,671	486,959
Cytori Therapeutics Inc.[a]	31,194	65,195
CytRx Corp.[a,b]	155,480	346,720
Dicerna Pharmaceuticals Inc.[a]	40,719	122,157
Dimension Therapeutics Inc.[a]	28,515	171,090
Dynavax Technologies Corp.[a,b]	90,465	1,318,980
Edge Therapeutics Inc.[a,b]	37,894	383,108
Eiger Biopharmaceuticals Inc.[a,b]	8,063	159,809
Enanta Pharmaceuticals Inc.[a,b]	36,337	801,231
Esperion Therapeutics Inc.[a]	33,465	330,634
Fate Therapeutics Inc.[a]	71,584	121,693
Fibrocell Science Inc.[a,b]	55,786	64,154
Flexion Therapeutics Inc.[a]	43,123	645,336
Fortress Biotech Inc.[a,b]	85,454	229,871
Galectin Therapeutics Inc.[a]	73,134	107,507
Galena Biopharma Inc.[a,b]	431,100	200,936
Genocea Biosciences Inc.[a,b]	57,043	233,876
Geron Corp.[a,b]	351,345	941,605
GlycoMimetics Inc.[a,b]	26,350	191,565
GTx Inc.[a]	120,664	66,365

Security	Shares	Value
Heron Therapeutics Inc.[a,b]	73,987	$1,335,465
Histogenics Corp.[a]	6,325	10,816
Idera Pharmaceuticals Inc.[a,b]	207,255	317,100
Ignyta Inc.[a,b]	68,620	371,920
Immune Design Corp.[a,b]	26,881	219,349
Immunomedics Inc.[a,b]	206,263	478,530
Infinity Pharmaceuticals Inc.[a,b]	121,635	161,775
Inotek Pharmaceuticals Corp.[a]	40,731	303,039
Inovio Pharmaceuticals Inc.[a,b]	154,266	1,425,418
Invitae Corp.[a,b]	53,113	392,505
IsoRay Inc.[a]	93,738	81,552
Karyopharm Therapeutics Inc.[a]	55,000	369,050
Kindred Biosciences Inc.[a]	40,289	142,623
Kura Oncology Inc.[a,b]	34,066	92,319
La Jolla Pharmaceutical Co.[a,b]	32,400	518,400
Lion Biotechnologies Inc.[a,b]	105,963	858,300
Loxo Oncology Inc.[a,b]	29,289	678,919
MacroGenics Inc.[a]	74,202	2,002,712
MannKind Corp.[a,b]	758,132	879,433
Medgenics Inc.[a,b]	56,721	314,802
MediciNova Inc.[a,b]	69,126	521,901
MEI Pharma Inc.[a,b]	66,003	89,764
Minerva Neurosciences Inc.[a,b]	37,242	380,241
Mirati Therapeutics Inc.[a,b]	29,559	161,392
Mirna Therapeutics Inc.[a]	21,585	91,952
NanoViricides Inc.[a,b]	104,300	166,880
Navidea Biopharmaceuticals Inc.[a,b]	380,824	202,027
NewLink Genetics Corp.[a]	50,581	569,542
Nivalis Therapeutics Inc.[a]	23,870	109,802
Nymox Pharmaceutical Corp.[a]	62,593	209,687
Ohr Pharmaceutical Inc.[a,b]	70,816	194,036
Oncocyte Corp.[a]	6,015	21,413
OncoMed Pharmaceuticals Inc.[a,b]	40,778	501,977
Organovo Holdings Inc.[a,b]	200,343	745,276
Osiris Therapeutics Inc.[b]	48,090	244,778
Otonomy Inc.[a,b]	55,978	888,931
OvaScience Inc.[a]	73,147	381,096
Peregrine Pharmaceuticals Inc.[a]	2,274	828
Pfenex Inc.[a]	42,392	354,821
PharmAthene Inc.[a,b]	148,749	362,948
Pieris Pharmaceuticals Inc.[a]	70,132	112,913
Progenics Pharmaceuticals Inc.[a,b]	162,010	683,682

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Proteon Therapeutics Inc.[a,b]	21,282	$170,894
Proteostasis Therapeutics Inc.[a,b]	14,742	178,820
PTC Therapeutics Inc.[a]	77,755	545,840
Raptor Pharmaceutical Corp.[a,b]	199,118	1,069,264
Recro Pharma Inc.[a,b]	14,441	114,806
REGENXBIO Inc.[a,b]	47,280	378,240
Regulus Therapeutics Inc.[a,b]	90,397	261,247
Rigel Pharmaceuticals Inc.[a]	216,799	483,462
Sangamo BioSciences Inc.[a]	162,327	939,873
Sorrento Therapeutics Inc.[a,b]	66,799	374,074
Spectrum Pharmaceuticals Inc.[a,b]	155,655	1,022,653
Stemline Therapeutics Inc.[a,b]	40,432	273,725
Strongbridge Biopharma PLC[a]	16,204	64,492
Syndax Pharmaceuticals Inc.[a]	11,023	108,577
Synergy Pharmaceuticals Inc.[a,b]	422,883	1,606,955
Synta Pharmaceuticals Corp.[a]	370	96
Synthetic Biologics Inc.[a,b]	176,299	317,338
T2 Biosystems Inc.[a,b]	34,045	268,615
Tenax Therapeutics Inc.[a,b]	55,833	142,932
TG Therapeutics Inc.[a,b]	86,920	526,735
Tobira Therapeutics Inc.[a,b]	20,679	259,728
Tokai Pharmaceuticals Inc.[a,b]	25,917	142,803
Tonix Pharmaceuticals Holding Corp.[a,b]	40,551	80,697
Tracon Pharmaceuticals Inc.[a]	19,202	84,105
Trevena Inc.[a]	104,250	656,775
TrovaGene Inc.[a,b]	65,492	296,679
Vanda Pharmaceuticals Inc.[a,b]	86,596	969,009
VBI Vaccines Inc.[a]	44,789	176,917
Verastem Inc.[a]	89,680	116,584
Vericel Corp.[a]	62,943	141,622
Versartis Inc.[a,b]	63,643	703,892
Vical Inc.[a]	21,555	97,644
Vitae Pharmaceuticals Inc.[a,b]	61,245	660,834
Vital Therapies Inc.[a,b]	55,144	341,893
Voyager Therapeutics Inc.[a,b]	27,379	300,895
vTv Therapeutics Inc. Class Aa,b	20,178	117,032
XBiotech Inc.[a,b]	40,838	854,331
Xencor Inc.[a]	74,886	1,422,085
Zafgen Inc.[a]	53,261	319,033

		61,555,744

Security	Shares	Value
BUILDING PRODUCTS — 1.14%
Alpha Pro Tech Ltd.[a]	42,127	$95,628
Armstrong Flooring Inc.[a]	54,700	927,165
CSW Industrials Inc.[a]	33,707	1,099,185
Insteel Industries Inc.	40,785	1,166,043
Patrick Industries Inc.[a,b]	33,796	2,037,561
PGT Inc.[a,b]	111,214	1,145,504
Quanex Building Products Corp.	79,686	1,481,363
Tecogen Inc.[a]	13,527	66,824

		8,019,273
CAPITAL MARKETS — 1.29%
Arlington Asset Investment Corp. Class Ab	47,166	613,630
B. Riley Financial Inc.	21,725	208,126
Cowen Group Inc. Class Aa,b	241,106	713,674
Diamond Hill Investment Group Inc.	6,667	1,256,196
FBR & Co.	16,050	239,626
Fifth Street Asset Management Inc.	27,888	112,668
FXCM Inc.[a,b]	14,014	121,221
Hennessy Advisors Inc.	9,061	303,272
INTL. FCStone Inc.[a]	35,064	956,897
Ladenburg Thalmann Financial Services Inc.[a,b]	238,695	563,320
Manning & Napier Inc.	34,574	328,453
Medley Management Inc.[b]	23,550	138,474
National Holdings Corp.[a]	18,931	56,793
Oppenheimer Holdings Inc. Class A	23,929	369,942
PJT Partners Inc.	41,443	953,189
Pzena Investment Management Inc. Class A	34,033	258,991
Safeguard Scientifics Inc.[a,b]	47,651	595,161
Silvercrest Asset Management Group Inc.	20,993	256,954
Westwood Holdings Group Inc.	18,579	962,392
Wins Finance Holdings Inc.[a,b]	3,296	51,088

		9,060,067
CHEMICALS — 1.55%
AgroFresh Solutions Inc.[a]	51,464	273,274
American Vanguard Corp.	65,694	992,636

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Chase Corp.	16,437	$970,934
China Green Agriculture Inc.[a]	6,641	8,832
Codexis Inc.[a]	82,680	333,200
Core Molding Technologies Inc.[a]	16,867	230,235
Flotek Industries Inc.[a,b]	121,175	1,599,510
FutureFuel Corp.	58,088	631,997
Hawkins Inc.	24,299	1,054,820
Intrepid Potash Inc.[a]	130,965	188,590
KMG Chemicals Inc.	21,640	562,424
Koppers Holdings Inc.[a]	44,655	1,372,248
LSB Industries Inc.[a]	48,239	582,727
Northern Technologies International Corp.[a]	8,923	98,510
OMNOVA Solutions Inc.[a]	100,650	729,712
Senomyx Inc.[a,b]	103,644	285,021
TerraVia Holdings Inc.[a,b]	187,395	490,975
Trecora Resources[a,b]	47,004	490,252

		10,895,897
COMMERCIAL SERVICES & SUPPLIES — 1.56%
AMREP Corp.[a]	3,880	18,857
Aqua Metals Inc.[a,b]	25,114	295,466
ARC Document Solutions Inc.[a]	95,588	371,837
Casella Waste Systems Inc. Class Aa,b	94,345	740,608
CECO Environmental Corp.	68,150	595,631
Cenveo Inc.[a]	130,409	106,401
Ecology and Environment Inc. Class A	8,189	83,691
Ennis Inc.	59,564	1,142,437
Fuel Tech Inc.[a]	43,005	63,647
Heritage-Crystal Clean Inc.[a,b]	29,708	362,735
Hudson Technologies Inc.[a]	67,731	243,832
InnerWorkings Inc.[a]	89,443	739,694
Intersections Inc.[a]	11,730	25,102
Kimball International Inc. Class B	85,948	978,088
NL Industries Inc.[a]	18,933	48,658
Performant Financial Corp.[a]	86,881	140,747
Perma-Fix Environmental Services[a]	25,598	130,294
SP Plus Corp.[a]	40,229	908,371
Team Inc.[a,b]	67,263	1,670,140
TRC Companies Inc.[a,b]	43,302	273,669

Security	Shares	Value
Versar Inc.[a]	12,810	$13,835
Viad Corp.	46,822	1,451,482
VSE Corp.	8,656	578,221

		10,983,443
COMMUNICATIONS EQUIPMENT — 1.71%
Aerohive Networks Inc.[a]	55,763	369,151
Applied Optoelectronics Inc.[a,b]	38,388	428,026
Aviat Networks Inc.[a]	1,092	8,496
Bel Fuse Inc. Class B	22,623	402,237
Black Box Corp.	35,576	465,334
CalAmp Corp.[a,b]	83,307	1,233,777
Calix Inc.[a,b]	97,286	672,246
Clearfield Inc.[a,b]	26,658	476,912
ClearOne Inc.	17,064	191,117
Communications Systems Inc.	21,258	148,168
Comtech Telecommunications Corp.	36,422	467,658
Digi International Inc.[a]	60,327	647,309
EMCORE Corp.[a]	40,445	240,243
Extreme Networks Inc.[a]	240,605	815,651
Harmonic Inc.[a,b]	181,128	516,215
KVH Industries Inc.[a]	34,465	265,380
MRV Communications Inc.[a]	13,664	154,403
Network-1 Technologies Inc.[a]	24,520	65,223
Novatel Wireless Inc.[a,b]	100,703	153,069
Oclaro Inc.[a,b]	229,737	1,121,117
ParkerVision Inc.[a]	26,717	83,891
PC-Tel Inc.	41,459	195,272
RELM Wireless Corp.	20,639	105,052
Resonant Inc.[a,b]	12,026	52,674
ShoreTel Inc.[a]	156,637	1,047,902
Silicom Ltd.[b]	13,136	392,766
Sonus Networks Inc.[a]	111,032	964,868
TESSCO Technologies Inc.	15,130	210,156
Westell Technologies Inc. Class Aa	114,644	80,251
Xtera Communications Inc.[a]	15,292	13,763
Zhone Technologies Inc.[a]	61,728	73,456

		12,061,783
CONSTRUCTION & ENGINEERING — 0.79%
Ameresco Inc. Class Aa,b	51,388	224,566
Argan Inc.	31,137	1,299,036

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Goldfield Corp. (The)[a]	54,520	$178,826
Great Lakes Dredge & Dock Corp.[a]	137,508	599,535
HC2 Holdings Inc.[a,b]	77,772	334,420
IES Holdings Inc.[a]	18,194	225,969
Layne Christensen Co.[a]	42,081	340,856
MYR Group Inc.[a]	40,863	983,981
Northwest Pipe Co.[a,b]	23,549	253,858
NV5 Global Inc.[a]	17,085	485,897
Orion Group Holdings Inc.[a]	62,987	334,461
Sterling Construction Co. Inc.[a]	59,663	292,945

		5,554,350
CONSTRUCTION MATERIALS — 0.04%
U.S. Lime & Minerals Inc.	4,860	286,691

		286,691
CONSUMER FINANCE — 0.45%
Asta Funding Inc.[a]	8,952	94,623
Consumer Portfolio Services Inc.[a]	51,799	195,282
Emergent Capital Inc.[a,b]	48,488	162,920
Enova International Inc.[a]	61,974	456,129
Ezcorp Inc. Class Aa,b	117,847	890,923
First Marblehead Corp. (The)[a]	20,796	101,068
Nicholas Financial Inc.[a]	21,596	222,007
Regional Management Corp.[a]	25,979	380,852
World Acceptance Corp.[a,b]	14,135	644,556

		3,148,360
CONTAINERS & PACKAGING — 0.26%
AEP Industries Inc.	9,401	756,404
Myers Industries Inc.	51,368	739,699
UFP Technologies Inc.[a,b]	15,114	340,670

		1,836,773
DISTRIBUTORS — 0.11%
Educational Development Corp.	10,457	121,406
Fenix Parts Inc.[a,b]	41,209	161,951
VOXX International Corp.[a]	45,770	127,698
Weyco Group Inc.	13,928	386,920

		797,975
DIVERSIFIED CONSUMER SERVICES — 1.09%
American Public Education Inc.[a,b]	36,042	1,012,780
Ascent Capital Group Inc. Class Aa,b	23,717	365,005

Security	Shares	Value
Bridgepoint Education Inc.[a]	41,565	$300,931
Cambium Learning Group Inc.[a,b]	30,943	139,553
Career Education Corp.[a]	155,594	925,784
Carriage Services Inc.	34,400	814,592
Chegg Inc.[a,b]	187,436	937,180
Collectors Universe Inc.	18,192	359,292
ITT Educational Services Inc.[a,b]	47,620	91,430
K12 Inc.[a]	78,695	982,900
Liberty Tax Inc.	16,591	220,992
Lincoln Educational Services Corp.[a]	66,476	99,714
National American University Holdings Inc.[b]	35,720	70,726
Strayer Education Inc.[a,b]	24,536	1,205,454
Universal Technical Institute Inc.	53,490	120,887

		7,647,220
DIVERSIFIED FINANCIAL SERVICES — 0.50%
A-Mark Precious Metals Inc.	10,466	169,340
BBX Capital Corp.[a]	8,520	130,952
GAIN Capital Holdings Inc.	86,837	548,810
Marlin Business Services Corp.	19,977	325,625
NewStar Financial Inc.[a,b]	57,060	480,445
On Deck Capital Inc.[a,b]	112,186	577,758
PICO Holdings Inc.[a]	51,809	490,113
Resource America Inc. Class A	34,772	337,984
TheStreet Inc.	97,062	109,680
Tiptree Financial Inc.[b]	67,905	372,120

		3,542,827
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
Alaska Communications Systems Group Inc.[a]	122,688	208,570
Fairpoint Communications Inc.[a]	49,420	725,485
General Communication Inc. Class Aa,b	67,295	1,063,261
Hawaiian Telcom Holdco Inc.[a]	13,958	295,770
IDT Corp. Class B	40,407	573,375
Inteliquent Inc.	76,202	1,515,658
Intelsat SAa	68,139	175,799
Lumos Networks Corp.[a]	49,478	598,684
magicJack VocalTec Ltd.[a]	33,630	211,533

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Ooma Inc.[a]	21,755	$178,173
ORBCOMM Inc.[a,b]	150,516	1,497,634
pdvWireless Inc.[a,b]	22,692	485,382
Straight Path Communications Inc. Class Ba,b	22,285	616,626

		8,145,950
ELECTRIC UTILITIES — 0.11%
Genie Energy Ltd. Class B	32,419	219,476
Spark Energy Inc. Class A	16,294	538,517

		757,993
ELECTRICAL EQUIPMENT — 0.78%
Active Power Inc.[a]	16,837	6,651
Allied Motion Technologies Inc.[b]	15,052	350,109
American Electric Technologies Inc.[a]	5,234	13,085
American Superconductor Corp.[a,b]	27,425	231,467
Broadwind Energy Inc.[a]	38,124	160,883
Capstone Turbine Corp.[a]	51,121	70,547
Energous Corp.[a,b]	34,501	446,788
Energy Focus Inc.[a,b]	23,809	148,568
Enphase Energy Inc.[a,b]	85,715	170,573
FuelCell Energy Inc.[a,b]	66,183	411,658
Ideal Power Inc.[a]	20,152	99,349
LSI Industries Inc.	55,367	612,913
Orion Energy Systems Inc.[a]	65,569	76,060
Plug Power Inc.[a,b]	420,513	782,154
Powell Industries Inc.	20,240	796,242
Power Solutions International Inc.[a,b]	11,665	208,220
Preformed Line Products Co.	6,235	251,832
Revolution Lighting Technologies Inc.[a,b]	20,553	127,017
TCP International Holdings Ltd.[a,b]	16,816	19,507
Ultralife Corp.[a]	22,693	113,692
Vicor Corp.[a]	38,369	386,376

		5,483,691
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.24%
Agilysys Inc.[a]	36,437	381,495
Applied DNA Sciences Inc.[a,b]	52,922	170,938
ClearSign Combustion Corp.[a,b]	31,627	158,451
Control4 Corp.[a,b]	48,875	398,820

Security	Shares	Value
CTS Corp.	72,905	$1,306,458
CUI Global Inc.[a,b]	46,775	236,214
Daktronics Inc.	85,385	533,656
DTS Inc./CAa,b	41,393	1,094,845
Electro Rent Corp.	39,601	610,251
Electro Scientific Industries Inc.[a]	64,006	373,795
eMagin Corp.[a]	53,259	102,257
ePlus Inc.[a]	14,719	1,203,867
Frequency Electronics Inc.[a]	18,678	173,705
ID Systems Inc.[a]	30,149	145,017
Identiv Inc.[a]	12,848	22,998
IEC Electronics Corp.[a]	29,906	124,110
Interlink Electronics Inc.[a]	2,508	28,340
IntriCon Corp.[a]	10,499	56,065
Iteris Inc.[a]	60,934	174,271
Kemet Corp.[a]	109,534	320,935
KEY Tronic Corp.[a]	24,577	185,065
Kimball Electronics Inc.[a]	65,368	813,832
LRAD Corp.	62,689	112,213
Maxwell Technologies Inc.[a,b]	73,318	387,119
Mesa Laboratories Inc.	6,983	858,909
Microvision Inc.[a]	130,965	220,021
MOCON Inc.	13,333	188,795
Multi-Fineline Electronix Inc.[a]	21,868	507,338
NAPCO Security Technologies Inc.[a]	30,059	191,175
Neonode Inc.[a]	99,648	145,486
NetList Inc.[a]	97,436	114,000
Novanta Inc.[a]	74,182	1,123,857
PAR Technology Corp.[a]	25,440	121,858
Park Electrochemical Corp.	44,962	653,298
PC Connection Inc.	26,432	629,082
PCM Inc.[a]	23,910	266,357
Perceptron Inc.[a,b]	22,586	105,703
RadiSys Corp.[a,b]	84,803	379,918
Research Frontiers Inc.[a,b]	53,232	194,297
RF Industries Ltd.	3,385	7,413
Richardson Electronics Ltd./U.S.	30,838	162,516
Systemax Inc.[a]	27,705	236,324
Uni-Pixel Inc.[a,b]	102,097	150,083
Vishay Precision Group Inc.[a]	27,732	372,163

		15,743,310

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.99%
Aspen Aerogels Inc.[a]	39,870	$198,154
Basic Energy Services Inc.[a,b]	87,013	146,182
Bristow Group Inc.	78,567	896,450
CARBO Ceramics Inc.	45,506	596,129
Dawson Geophysical Co.[a,b]	47,840	389,896
Eco Stim Energy Solutions Inc[a]	14,507	42,070
ENGlobal Corp.[a]	30,303	36,364
Enservco Corp.[a,b]	22,158	13,738
Era Group Inc.[a]	45,506	427,756
Exterran Corp.[a]	74,073	951,838
Geospace Technologies Corp.[a,b]	30,347	496,780
Gulf Island Fabrication Inc.	34,855	241,894
Gulfmark Offshore Inc. Class Aa	50,362	157,633
Hornbeck Offshore Services Inc.[a]	76,051	634,265
Independence Contract Drilling Inc.[a,b]	69,793	378,976
ION Geophysical Corp.[a,b]	24,260	151,140
Matrix Service Co.[a]	61,892	1,020,599
Mitcham Industries Inc.[a]	33,133	124,249
Natural Gas Services Group Inc.[a,b]	29,049	665,222
Newpark Resources Inc.[a]	193,618	1,121,048
Nordic American Offshore Ltd.[a,b]	43,149	203,232
North Atlantic Drilling Ltd.[a,b]	19,008	128,114
Parker Drilling Co.[a,b]	281,320	644,223
PHI Inc. NVS[a]	28,065	501,802
Pioneer Energy Services Corp.[a,b]	148,505	683,123
Profire Energy Inc.[a]	50,327	55,863
RigNet Inc.[a]	29,425	394,001
Synthesis Energy Systems Inc.[a,b]	175,426	184,197
Tesco Corp.	90,494	605,405
TETRA Technologies Inc.[a]	183,849	1,171,118
Tidewater Inc.	110,659	488,006
Willbros Group Inc.[a]	100,699	254,768

		14,004,235
FOOD & STAPLES RETAILING — 0.21%
Chefs’ Warehouse Inc. (The)[a,b]	45,033	720,528
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,170	276,269
Village Super Market Inc. Class A	17,023	491,794

		1,488,591

Security	Shares	Value
FOOD PRODUCTS — 0.87%
Alico Inc.	10,979	$332,115
Arcadia Biosciences Inc.[a,b]	32,998	85,465
Farmer Bros. Co.[a]	18,829	603,658
Freshpet Inc.[a,b]	52,012	485,272
Inventure Foods Inc.[a,b]	47,080	367,695
John B Sanfilippo & Son Inc.	19,828	845,268
Landec Corp.[a]	62,261	669,928
Lifeway Foods Inc.[a]	11,317	109,435
Limoneira Co.[b]	27,296	480,956
Omega Protein Corp.[a]	50,911	1,017,711
Rocky Mountain Chocolate Factory Inc.	24,856	252,288
S&W Seed Co.[a,b]	54,403	237,197
Seneca Foods Corp. Class Aa	17,840	645,986

		6,132,974
GAS UTILITIES — 0.12%
Delta Natural Gas Co. Inc.	23,558	634,653
Gas Natural Inc.	33,756	235,954

		870,607
HEALTH CARE EQUIPMENT & SUPPLIES — 4.22%
Accuray Inc.[a,b]	185,553	963,020
Aethlon Medical Inc.[a]	15,433	87,968
Alliqua BioMedical Inc.[a]	66,838	74,859
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	62,832	902,896
Anika Therapeutics Inc.[a,b]	32,796	1,759,505
AtriCure Inc.[a,b]	73,182	1,034,062
Atrion Corp.	2,885	1,234,376
Avinger Inc.[a,b]	25,469	303,845
AxoGen Inc.[a,b]	63,428	436,385
Biolase Inc.[a]	91,761	107,360
Bovie Medical Corp.[a]	67,106	110,054
Cardiovascular Systems Inc.[a,b]	74,156	1,362,617
CAS Medical Systems Inc.[a]	92,811	170,772
Cerus Corp.[a,b]	235,717	1,470,874
Chembio Diagnostics Inc.[a]	26,241	214,914
Cogentix Medical Inc.[a]	23,013	22,139
ConforMIS Inc.[a,b]	83,490	586,100
Corindus Vascular Robotics Inc.[a,b]	53,545	76,569

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
CryoLife Inc.	73,407	$866,937
Cutera Inc.[a]	28,598	320,584
CytoSorbents Corp.[a,b]	50,717	230,762
Derma Sciences Inc.[a]	49,436	194,778
Electromed Inc.[a]	14,265	55,063
EndoChoice Holdings Inc.[a,b]	29,129	142,732
Entellus Medical Inc.[a]	17,460	318,994
Exactech Inc.[a]	24,281	649,274
Fonar Corp.[a]	15,820	322,095
GenMark Diagnostics Inc.[a,b]	93,392	812,510
Hansen Medical Inc.[a]	25,689	101,985
Invacare Corp.	73,773	894,866
InVivo Therapeutics Holdings Corp.[a,b]	74,922	433,049
Invuity Inc.[a,b]	24,325	231,817
iRadimed Corp.[a,b]	9,424	205,066
IRIDEX Corp.[a,b]	19,340	286,039
Lantheus Holdings Inc.[a]	27,424	100,646
LeMaitre Vascular Inc.	31,443	448,692
Lombard Medical Inc.[a,b]	12,633	13,770
Merit Medical Systems Inc.[a]	100,125	1,985,479
Milestone Scientific Inc.[a]	22,506	63,017
Misonix Inc.[a]	11,630	58,615
Nuvectra Corp.[a]	23,838	176,401
Oncosec Medical Inc.[a,b]	33,928	55,642
OraSure Technologies Inc.[a,b]	126,141	745,493
Orthofix International NVa	41,471	1,758,370
Oxford Immunotec Global PLC[a,b]	51,674	465,066
Pulse Biosciences Inc.[a]	11,828	53,108
Retractable Technologies Inc.[a]	29,660	74,743
Rockwell Medical Inc.[a,b]	111,499	844,047
RTI Surgical Inc.[a]	133,739	480,123
SeaSpine Holdings Corp.[a]	18,278	191,553
Second Sight Medical Products Inc.[a,b]	36,863	131,970
Senseonics Holdings Inc.[a]	58,554	230,117
Sientra Inc.[a,b]	30,954	203,677
STAAR Surgical Co.[a,b]	93,151	513,262
Sunshine Heart Inc.[a,b]	17,639	8,132
SurModics Inc.[a]	30,176	708,532
Symmetry Surgical Inc.[a]	25,755	338,163
Tandem Diabetes Care Inc.[a,b]	43,296	326,452
TearLab Corp.[a]	9,495	6,077

Security	Shares	Value
TransEnterix Inc.[a,b]	162,166	$197,843
Unilife Corp.[a]	32,054	105,458
Utah Medical Products Inc.	7,997	503,811
Vascular Solutions Inc.[a,b]	39,223	1,634,030
Veracyte Inc.[a]	34,256	172,308
Vermillion Inc.[a]	55,216	61,290
ViewRay Inc.[a]	15,408	63,019

		29,703,772
HEALTH CARE PROVIDERS & SERVICES — 2.77%
AAC Holdings Inc.[a,b]	23,098	527,096
Aceto Corp.	67,709	1,482,150
Adcare Health Systems Inc.	44,357	81,617
Addus HomeCare Corp.[a]	17,215	300,057
Alliance HealthCare Services Inc.[a]	11,243	70,156
Almost Family Inc.[a]	18,460	786,581
BioScrip Inc.[a]	157,942	402,752
BioTelemetry Inc.[a]	62,801	1,023,656
Civitas Solutions Inc.[a,b]	35,172	732,633
Cross Country Healthcare Inc.[a,b]	74,578	1,038,126
Digirad Corp.	47,717	245,743
Five Star Quality Care Inc.[a]	107,049	250,495
Genesis Healthcare Inc.[a]	95,994	169,909
Healthways Inc.[a]	74,138	856,294
InfuSystems Holdings Inc.[a]	55,271	143,705
Joint Corp. (The)[a]	21,131	42,896
Landauer Inc.[b]	22,230	914,987
LHC Group Inc.[a]	34,896	1,510,299
National Research Corp. Class A	19,477	266,835
Nobilis Health Corp.[a,b]	129,373	288,502
PharMerica Corp.[a]	68,739	1,695,104
Providence Service Corp. (The)[a,b]	30,141	1,352,728
Psychemedics Corp.	12,253	168,356
Quorum Health Corp.[a]	69,351	742,749
RadNet Inc.[a]	86,472	461,760
Sharps Compliance Corp.[a]	30,664	134,615
Teladoc Inc.[a]	48,508	777,098
Triple-S Management Corp. Class Ba	54,238	1,325,034
U.S. Physical Therapy Inc.	28,167	1,695,935

		19,487,868

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.70%
Castlight Health Inc.[a]	94,320	$373,507
Computer Programs & Systems Inc.	26,084	1,041,274
HealthStream Inc.[a]	59,883	1,588,097
Icad Inc.[a]	32,736	170,882
Imprivata Inc.[a,b]	37,284	521,976
MGT Capital Investments Inc.[a,b]	47,543	181,614
Simulations Plus Inc.	33,884	256,163
Streamline Health Solutions Inc.[a]	25,724	30,869
Vocera Communications Inc.[a]	57,567	739,736

		4,904,118
HOTELS, RESTAURANTS & LEISURE — 2.92%
Ark Restaurants Corp.	4,752	106,065
Biglari Holdings Inc.[a,b]	2,396	966,403
Bravo Brio Restaurant Group Inc.[a]	33,531	274,619
Carrols Restaurant Group Inc.[a]	82,460	981,274
Century Casinos Inc.[a,b]	52,357	326,184
Chuy’s Holdings Inc.[a,b]	38,058	1,317,187
Cosi Inc.[a]	18,084	9,042
Del Frisco’s Restaurant Group Inc.[a]	55,091	788,903
Del Taco Restaurants Inc.[a]	54,083	492,155
Denny’s Corp.[a,b]	176,419	1,892,976
Diversified Restaurant Holdings Inc.[a]	34,103	51,837
Dover Downs Gaming & Entertainment Inc.[a]	35,516	37,647
Dover Motorsports Inc.	71,999	156,238
El Pollo Loco Holdings Inc.[a]	47,411	616,343
Eldorado Resorts Inc.[a,b]	66,666	1,012,990
Empire Resorts Inc.[a,b]	8,798	139,008
Famous Dave’s of America Inc.[a]	12,282	61,778
Fogo De Chao Inc.[a]	12,812	167,325
Full House Resorts Inc.[a]	23,453	47,375
Golden Entertainment Inc.[b]	23,945	279,917
Good Times Restaurants Inc.[a,b]	31,053	108,375
Habit Restaurants Inc. (The)[a,b]	31,478	515,610
Ignite Restaurant Group Inc.[a]	18,207	28,403
Intrawest Resorts Holdings Inc.[a]	37,112	481,714
Isle of Capri Casinos Inc.[a,b]	58,249	1,067,122
J Alexander’s Holdings Inc.[a]	31,191	309,727

Security	Shares	Value
Jamba Inc.[a,b]	29,303	$301,528
Kona Grill Inc.[a,b]	19,405	208,022
Lindblad Expeditions Holdings Inc.[a]	34,412	331,388
Luby’s Inc.[a,b]	48,872	245,337
Marcus Corp. (The)	43,302	913,672
Monarch Casino & Resort Inc.[a]	24,717	543,032
Morgans Hotel Group Co.[a,b]	74,445	159,312
Nathan’s Famous Inc.[a]	9,226	410,557
Nevada Gold & Casinos Inc.[a]	28,081	54,196
Noodles & Co.[a,b]	27,811	271,992
Papa Murphy’s Holdings Inc.[a,b]	27,514	182,555
Peak Resorts Inc.	27,815	126,836
Potbelly Corp.[a]	55,470	695,594
Rave Restaurant Group Inc.[a,b]	17,185	68,740
RCI Hospitality Holdings Inc.	21,605	220,155
Red Lion Hotels Corp.[a]	36,880	267,749
Ruby Tuesday Inc.[a,b]	138,291	499,230
Ruth’s Hospitality Group Inc.	74,102	1,181,927
Town Sports International Holdings Inc.[a]	33,006	89,776
Zoe’s Kitchen Inc.[a,b]	42,473	1,540,496

		20,548,311
HOUSEHOLD DURABLES — 1.54%
Bassett Furniture Industries Inc.	24,227	579,994
Beazer Homes USA Inc.[a,b]	73,270	567,842
Century Communities Inc.[a,b]	35,419	614,165
CSS Industries Inc.	20,239	542,608
Dixie Group Inc. (The)[a,b]	37,312	132,831
Flexsteel Industries Inc.	15,107	598,539
Green Brick Partners Inc.[a,b]	54,065	393,053
Hooker Furniture Corp.	26,406	567,465
Hovnanian Enterprises Inc. Class Aa,b	283,707	476,628
LGI Homes Inc.[a,b]	35,973	1,148,978
Libbey Inc.	51,101	811,995
Lifetime Brands Inc.	25,429	371,009
M/I Homes Inc.[a,b]	55,095	1,037,439
NACCO Industries Inc. Class A	9,186	514,416
New Home Co. Inc. (The)[a,b]	29,557	281,974
Skullcandy Inc.[a]	55,306	339,579
Skyline Corp.[a]	16,243	152,684
Stanley Furniture Co. Inc.[a]	20,036	49,088

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Turtle Beach Corp.[a]	55,140	$53,486
UCP Inc. Class Aa,b	24,172	193,859
Vuzix Corp.[a,b]	28,859	217,885
WCI Communities Inc.[a,b]	50,473	852,994
ZAGG Inc.[a,b]	64,189	336,992

		10,835,503
HOUSEHOLD PRODUCTS — 0.16%
Oil-Dri Corp. of America	11,862	409,595
Orchids Paper Products Co.[b]	21,030	748,037

		1,157,632
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
Atlantic Power Corp.	283,866	703,988
TerraForm Global Inc. Class A	213,648	696,492
Vivint Solar Inc.[a,b]	53,139	163,137

		1,563,617
INSURANCE — 2.04%
1347 Property Insurance Holdings Inc.[a]	9,916	63,363
American Independence Corp.[a]	5,055	123,999
Atlas Financial Holdings Inc.[a]	27,429	472,327
Baldwin & Lyons Inc. Class B	20,971	517,145
Blue Capital Reinsurance Holdings Ltd.	20,160	373,162
Citizens Inc./TXa,b	110,776	841,898
Conifer Holdings Inc.[a]	12,366	85,820
Crawford & Co. Class B	27,689	235,080
Donegal Group Inc. Class A	19,516	321,819
eHealth Inc.[a]	41,975	588,489
EMC Insurance Group Inc.	19,437	538,794
Federated National Holding Co.	29,986	570,933
First Acceptance Corp.[a]	47,952	67,133
Hallmark Financial Services Inc.[a]	32,781	379,932
HCI Group Inc.	20,108	548,546
Health Insurance Innovations Inc.[a]	17,725	69,659
Heritage Insurance Holdings Inc.	61,893	740,859
Independence Holding Co.	16,257	292,138
Investors Title Co.	3,939	375,190
Kingstone Companies Inc.	20,893	184,903
National Interstate Corp.	17,438	527,499
Patriot National Inc.[a,b]	25,337	207,257

Security	Shares	Value
State National Companies Inc.	71,013	$747,767
Stewart Information Services Corp.	50,363	2,085,532
Trupanion Inc.[a,b]	38,052	504,189
United Insurance Holdings Corp.	39,955	654,463
Universal Insurance Holdings Inc.[b]	64,775	1,203,519
WMIH Corp.[a]	474,721	1,053,881

		14,375,296
INTERNET & CATALOG RETAIL — 0.94%
1-800-Flowers.com Inc. Class Aa,b	60,606	546,666
Blue Nile Inc.[b]	25,685	703,255
CafePress Inc.[a]	21,149	65,562
Duluth Holdings Inc.[a,b]	22,350	546,681
EVINE Live Inc.[a]	110,939	183,049
FTD Companies Inc.[a,b]	40,574	1,012,727
Gaiam Inc. Class Aa	32,616	252,448
JRjr33 Inc.[a,b]	56,541	50,887
NutriSystem Inc.	67,778	1,718,850
Overstock.com Inc.[a]	30,759	495,527
PetMed Express Inc.	46,138	865,549
U.S. Auto Parts Network Inc.[a]	36,790	145,321

		6,586,522
INTERNET SOFTWARE & SERVICES — 3.65%
Actua Corp.[a,b]	83,628	755,161
Amber Road Inc.[a,b]	42,408	326,966
Angie’s List Inc.[a,b]	94,606	615,885
Apigee Corp.[a]	35,941	439,199
Appfolio Inc.[a]	17,703	255,985
ARI Network Services Inc.[a]	4,948	20,782
Autobytel Inc.[a,b]	18,595	257,913
Bazaarvoice Inc.[a,b]	191,349	767,309
Blucora Inc.[a,b]	91,258	945,433
Brightcove Inc.[a]	71,923	632,922
Carbonite Inc.[a]	43,362	421,912
Care.com Inc.[a]	37,188	434,356
ChannelAdvisor Corp.[a]	55,220	800,138
Demand Media Inc.[a]	32,321	167,100
DHI Group Inc.[a]	116,842	727,926
EarthLink Holdings Corp.	244,628	1,565,619
eGain Corp.[a,b]	39,189	110,513

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Everyday Health Inc.[a]	65,990	$520,001
Five9 Inc.[a,b]	76,972	915,967
Global Sources Ltd.[a,b]	19,028	174,487
Great Elm Capital Group Inc.[a]	6,580	43,362
GTT Communications Inc.[a,b]	61,412	1,134,894
inContact Inc.[a,b]	137,839	1,909,070
Instructure Inc.[a,b]	24,509	465,671
Internap Corp.[a]	129,096	265,938
IntraLinks Holdings Inc.[a]	96,315	626,047
Inuvo Inc.[a]	47,922	67,091
iPass Inc.[a]	167,604	207,829
IZEA Inc.[a]	9,936	75,712
Limelight Networks Inc.[a]	165,271	246,254
Liquidity Services Inc.[a]	58,024	454,908
LivePerson Inc.[a]	124,005	786,192
Marchex Inc. Class B	80,267	255,249
Marin Software Inc.[a,b]	79,921	187,814
MaxPoint Interactive Inc.[a]	7,586	81,929
MeetMe Inc.[a,b]	96,077	512,090
Monster Worldwide Inc.[a,b]	203,884	487,283
Numerex Corp. Class Aa	32,750	245,297
QuinStreet Inc.[a]	85,196	302,446
Qumu Corp.[a]	21,674	96,233
RealNetworks Inc.[a]	58,111	250,458
Reis Inc.	20,781	517,447
RetailMeNot Inc.[a]	90,155	695,095
Rightside Group Ltd.[a]	31,145	331,383
Rocket Fuel Inc.[a,b]	88,144	195,680
SciQuest Inc.[a]	63,479	1,121,039
Spark Networks Inc.[a,b]	44,748	70,702
Synacor Inc.[a]	68,789	211,870
TechTarget Inc.[a,b]	42,758	346,340
Travelzoo Inc.[a]	17,764	142,467
Tremor Video Inc.[a]	102,632	188,843
United Online Inc.[a]	32,327	355,597
Xactly Corp.[a,b]	53,285	682,581
XO Group Inc.[a]	59,138	1,030,775
YuMe Inc.[a,b]	54,464	200,427

		25,647,587
IT SERVICES — 1.57%
ALJ Regional Holdings Inc.[a,b]	43,275	216,375
Cass Information Systems Inc.	25,516	1,319,177
CIBER Inc.[a]	183,008	274,512

Security	Shares	Value
Computer Task Group Inc.	40,364	$200,609
Datalink Corp.[a]	47,902	359,265
Edgewater Technology Inc.[a]	24,801	214,281
Everi Holdings Inc.[a]	182,864	210,294
Forrester Research Inc.	23,117	852,093
Hackett Group Inc. (The)	52,236	724,513
Higher One Holdings Inc.[a,b]	92,911	474,775
Information Services Group Inc.[a]	74,238	278,393
Innodata Inc.[a]	63,677	156,009
Lionbridge Technologies Inc.[a,b]	133,227	526,247
Mattersight Corp.[a]	45,144	174,707
ModusLink Global Solutions Inc.[a,b]	87,658	107,819
MoneyGram International Inc.[a]	68,879	471,821
NCI Inc. Class A	14,711	206,690
Perficient Inc.[a]	82,077	1,666,984
PFSweb Inc.[a]	34,197	324,872
Planet Payment Inc.[a]	99,823	448,205
PRGX Global Inc.[a]	52,395	273,502
ServiceSource International Inc.[a,b]	142,070	572,542
StarTek Inc.[a]	30,331	132,546
Unisys Corp.[a]	117,448	855,021
WidePoint Corp.[a]	45,712	26,970

		11,068,222
LEISURE PRODUCTS — 0.58%
Arctic Cat Inc.[b]	30,492	518,364
Black Diamond Inc.[a,b]	53,744	222,500
Escalade Inc.	25,889	265,103
JAKKS Pacific Inc.[a,b]	35,585	281,477
Johnson Outdoors Inc. Class A	12,240	314,568
Malibu Boats Inc. Class Aa	42,017	507,566
Marine Products Corp.	25,087	212,236
MCBC Holdings Inc.	19,490	215,365
Nautilus Inc.[a,b]	71,337	1,272,652
Performance Sports Group Ltd.[a]	89,299	267,897
Summer Infant Inc.[a,b]	3,932	6,527

		4,084,255
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Albany Molecular Research Inc.[a,b]	60,498	813,093
ChromaDex Corp.[a]	66,916	277,032
Enzo Biochem Inc.[a,b]	92,383	551,527
Fluidigm Corp.[a,b]	67,679	611,142

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Harvard Bioscience Inc.[a]	74,329	$212,581
NanoString Technologies Inc.[a,b]	34,497	434,662
NeoGenomics Inc.[a,b]	123,392	992,072
Pacific Biosciences of California Inc.[a,b]	177,437	1,248,269
pSivida Corp.[a]	76,741	217,177
Sequenom Inc.[a,b]	278,687	254,636

		5,612,191
MACHINERY — 2.44%
Accuride Corp.[a]	103,385	128,197
Alamo Group Inc.	22,227	1,466,315
ARC Group Worldwide Inc.[a,b]	15,500	35,340
Blue Bird Corp.[a,b]	12,094	143,919
Columbus McKinnon Corp./NY	45,196	639,523
Commercial Vehicle Group Inc.[a]	64,375	334,750
Douglas Dynamics Inc.	51,491	1,324,863
Dynamic Materials Corp.	33,374	358,770
Eastern Co. (The)	15,874	263,191
Energy Recovery Inc.[a,b]	80,134	712,391
ExOne Co. (The)[a,b]	25,418	268,668
Federal Signal Corp.	139,637	1,798,525
FreightCar America Inc.	29,511	414,630
Gencor Industries Inc.[a,b]	11,998	186,209
Global Brass & Copper Holdings Inc.	49,161	1,341,604
Graham Corp.	22,716	418,429
Hardinge Inc.	27,177	273,401
Hurco Companies Inc.	15,070	419,398
Jason Industries Inc.[a]	42,182	152,277
Kadant Inc.	24,961	1,285,741
Key Technology Inc.[a]	11,956	110,115
LB Foster Co. Class A	22,431	244,274
LS Starrett Co. (The) Class A	12,504	148,923
Lydall Inc.[a]	38,662	1,490,807
Manitex International Inc.[a,b]	35,622	246,860
MFRI Inc.[a]	15,712	117,212
Miller Industries Inc./TN	25,634	527,804
NN Inc.	61,069	854,355
Supreme Industries Inc. Class A	30,502	417,877
Titan International Inc.	103,042	638,860
Twin Disc Inc.[b]	23,054	247,600
Xerium Technologies Inc.[a]	28,125	179,438

		17,190,266

Security	Shares	Value
MARINE — 0.08%
Golden Ocean Group Ltd.[a]	5,407	$3,591
Navios Maritime Holdings Inc.[b]	202,149	163,741
Rand Logistics Inc.[a]	45,739	47,111
Safe Bulkers Inc.[b]	104,401	109,621
Scorpio Bulkers Inc.[a,b]	93,840	261,814

		585,878
MEDIA — 1.35%
A H Belo Corp. Class A	45,429	227,145
Ballantyne Strong Inc.[a]	27,552	144,097
Beasley Broadcast Group Inc. Class A	15,050	63,361
Carmike Cinemas Inc.[a]	54,006	1,626,661
Central European Media Enterprises Ltd. Class Aa,b	178,019	375,620
Cumulus Media Inc. Class Aa	1,996	619
Daily Journal Corp.[a,b]	1,172	277,752
Emmis Communications Corp.[a]	61,786	44,949
Entercom Communications Corp. Class A	60,425	819,967
Entravision Communications Corp. Class A	151,444	1,017,704
Harte-Hanks Inc.	116,643	185,462
Hemisphere Media Group Inc.[a]	15,199	179,348
Lee Enterprises Inc.[a,b]	122,576	234,120
McClatchy Co. (The) Class Aa	14,171	207,180
New Media Investment Group Inc.	90,333	1,632,317
Radio One Inc. Class Da	61,143	195,046
ReachLocal Inc.[a,b]	27,809	126,531
Reading International Inc. Class Aa	39,148	488,959
Saga Communications Inc. Class A	8,764	346,529
Salem Media Group Inc. Class A	27,338	197,380
Sizmek Inc.[a]	58,673	134,361
Townsquare Media Inc. Class Aa	21,086	166,369
tronc Inc.	55,270	762,726
You On Demand Holdings Inc.[a,b]	35,609	58,043

		9,512,246
METALS & MINING — 0.97%
A. M. Castle & Co.[a]	29,397	48,211
Ampco-Pittsburgh Corp.	22,087	249,804

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Friedman Industries Inc.	28,912	$168,557
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	122,890	441,175
Handy & Harman Ltd.[a,b]	5,383	140,981
Haynes International Inc.	28,924	927,882
Olympic Steel Inc.[b]	21,336	582,686
Pershing Gold Corp.[a]	30,219	129,639
Real Industry Inc.[a]	61,023	474,149
Ryerson Holding Corp.[a]	25,372	444,010
Schnitzer Steel Industries Inc. Class A	60,755	1,069,288
SunCoke Energy Inc.	150,745	877,336
Synalloy Corp.	22,443	171,913
TimkenSteel Corp.	92,216	887,118
U.S. Antimony Corp.[a]	89,104	18,712
Universal Stainless & Alloy Products Inc.[a]	18,350	200,015

		6,831,920
MULTI-UTILITIES — 0.20%
Unitil Corp.	33,063	1,410,798

		1,410,798
MULTILINE RETAIL — 0.30%
Bon-Ton Stores Inc. (The)[b]	30,925	43,604
Fred’s Inc. Class A	82,227	1,324,677
Gordmans Stores Inc.[a]	19,269	24,857
Tuesday Morning Corp.[a]	104,496	733,562

		2,126,700
OIL, GAS & CONSUMABLE FUELS — 2.01%
Abraxas Petroleum Corp.[a,b]	300,729	339,824
Adams Resources & Energy Inc.	5,169	199,006
Aemetis Inc.[a,b]	25,131	57,299
Approach Resources Inc.[a]	89,565	188,086
Ardmore Shipping Corp.	50,815	344,017
Bill Barrett Corp.[a,b]	114,106	729,137
Bonanza Creek Energy Inc.[a,b]	116,733	234,633
Clayton Williams Energy Inc.[a,b]	13,941	382,820
Clean Energy Fuels Corp.[a]	204,929	711,104
Cloud Peak Energy Inc.[a,b]	169,400	348,964
Contango Oil & Gas Co.[a]	41,415	506,920
DHT Holdings Inc.	213,661	1,074,715
Earthstone Energy Inc.[a]	3,869	41,708
Energy Fuels Inc./Canada[a,b]	124,190	281,911

Security	Shares	Value
Evolution Petroleum Corp.	57,558	$314,842
EXCO Resources Inc.[a]	320,632	416,822
Gastar Exploration Inc.[a,b]	280,127	308,140
Hallador Energy Co.	32,589	150,561
Isramco Inc.[a,b]	2,341	192,547
Jones Energy Inc. Class Aa	71,771	295,696
Navios Maritime Acquisition Corp.	192,696	302,533
Northern Oil and Gas Inc.[a,b]	108,622	501,834
Pacific Ethanol Inc.[a,b]	69,265	377,494
Panhandle Oil and Gas Inc. Class A	37,023	617,173
PetroQuest Energy Inc.[a]	42,509	141,555
Renewable Energy Group Inc.[a,b]	100,755	889,667
REX American Resources Corp.[a,b]	13,176	788,320
Ring Energy Inc.[a,b]	83,239	734,168
Sanchez Energy Corp.[a,b]	123,279	870,350
Teekay Tankers Ltd. Class A	271,318	808,528
TransAtlantic Petroleum Ltd.[a]	26,914	22,069
VAALCO Energy Inc.[a]	144,410	153,075
Vertex Energy Inc.[a,b]	47,660	63,388
W&T Offshore Inc.[a,b]	86,824	201,432
Westmoreland Coal Co.[a]	42,869	408,113
Zion Oil & Gas Inc.[a]	107,420	149,314

		14,147,765
PAPER & FOREST PRODUCTS — 0.02%
Rentech Inc.[a,b]	45,951	110,282

		110,282
PERSONAL PRODUCTS — 0.57%
DS Healthcare Group Inc.[a,b]	30,533	20,152
Elizabeth Arden Inc.[a,b]	56,661	779,655
Female Health Co. (The)[a,b]	75,848	95,569
Lifevantage Corp.[a]	32,128	436,941
Mannatech Inc.[a]	5,720	115,773
Medifast Inc.	24,326	809,326
Natural Alternatives International Inc.[a]	13,802	152,374
Natural Health Trends Corp.[b]	17,560	495,016
Nature’s Sunshine Products Inc.	21,686	206,668
Nutraceutical International Corp.[a]	21,622	500,549
Synutra International Inc.[a]	52,021	198,200
United-Guardian Inc.	13,074	210,099

		4,020,322

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
PHARMACEUTICALS — 3.03%
AcelRx Pharmaceuticals Inc.[a,b]	82,391	$221,632
Achaogen Inc.[a]	39,927	151,323
Aclaris Therapeutics Inc.[a,b]	21,007	387,999
Adamis Pharmaceuticals Corp.[a,b]	47,414	132,759
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	56,090	987,184
Agile Therapeutics Inc.[a]	32,045	243,862
Alimera Sciences Inc.[a,b]	87,009	107,021
Amphastar Pharmaceuticals Inc.[a,b]	82,877	1,335,977
Ampio Pharmaceuticals Inc.[a,b]	107,494	138,667
ANI Pharmaceuticals Inc.[a,b]	18,438	1,029,209
Aoxing Pharmaceutical Co. Inc.[a,b]	23,080	15,002
Aratana Therapeutics Inc.[a,b]	77,666	490,849
Assembly Biosciences Inc.[a]	36,168	200,732
Axsome Therapeutics Inc.[a,b]	25,930	195,512
Bio-Path Holdings Inc.[a,b]	203,382	404,730
BioDelivery Sciences International Inc.[a,b]	114,181	269,467
Collegium Pharmaceutical Inc.[a,b]	31,564	374,033
Corcept Therapeutics Inc.[a,b]	173,971	949,882
Corium International Inc.[a,b]	32,564	112,997
Cumberland Pharmaceuticals Inc.[a]	29,852	134,334
Cymabay Therapeutics Inc.[a,b]	62,552	108,841
Dipexium Pharmaceuticals Inc.[a,b]	14,221	140,930
DURECT Corp.[a,b]	310,278	378,539
Egalet Corp.[a,b]	51,648	256,174
Endocyte Inc.[a,b]	90,787	291,426
Evoke Pharma Inc.[a]	11,120	76,172
EyeGate Pharmaceuticals Inc.[a]	9,717	25,167
Flex Pharma Inc.[a,b]	24,827	253,484
Heska Corp.[a]	14,197	527,703
Imprimis Pharmaceuticals Inc.[a,b]	31,923	120,031
Intersect ENT Inc.[a,b]	59,462	768,844
Juniper Pharmaceuticals Inc.[a]	26,298	184,349
KemPharm Inc.[a,b]	27,449	109,247
Lipocine Inc.[a,b]	40,923	124,406
Marinus Pharmaceuticals Inc.[a,b]	32,892	41,773
MyoKardia Inc.[a,b]	26,240	325,376
Neos Therapeutics Inc.[a,b]	32,069	297,600
Ocera Therapeutics Inc.[a]	43,835	83,287

Security	Shares	Value
Ocular Therapeutix Inc.[a,b]	41,699	$206,410
Omeros Corp.[a,b]	86,159	906,393
Pain Therapeutics Inc.[a]	89,091	195,109
Paratek Pharmaceuticals Inc.[a,b]	33,567	466,917
Pulmatrix Inc.[a]	16,468	32,277
Reata Pharmaceuticals Inc.[a]	13,295	262,576
Repros Therapeutics Inc.[a,b]	52,819	85,039
Revance Therapeutics Inc.[a,b]	47,604	647,414
Sagent Pharmaceuticals Inc.[a]	60,107	900,403
SciClone Pharmaceuticals Inc.[a,b]	116,594	1,522,718
SCYNEXIS Inc.[a,b]	27,610	59,914
Sucampo Pharmaceuticals Inc. Class Aa,b	54,507	597,942
Teligent Inc.[a,b]	96,352	687,953
Tetraphase Pharmaceuticals Inc.[a]	84,983	365,427
Titan Pharmaceuticals Inc.[a]	43,980	240,571
VIVUS Inc.[a,b]	244,820	274,198
WaVe Life Sciences Ltd.[a]	17,291	357,751
XenoPort Inc.[a]	132,571	933,300
Zogenix Inc.[a,b]	57,755	464,928
Zynerba Pharmaceuticals Inc.[a,b]	16,234	111,203

		21,314,964
PROFESSIONAL SERVICES — 1.39%
Acacia Research Corp.	108,314	476,582
Barrett Business Services Inc.	16,428	678,805
BG Staffing Inc.	15,822	299,352
CBIZ Inc.[a]	114,903	1,196,140
CDI Corp.	35,216	214,818
CRA International Inc.[a]	20,397	514,412
DLH Holdings Corp.[a]	6,938	35,037
Franklin Covey Co.[a]	23,751	364,103
GP Strategies Corp.[a]	29,640	642,891
Heidrick & Struggles International Inc.	42,632	719,628
Hill International Inc.[a,b]	81,269	330,765
Hudson Global Inc.	64,074	126,226
IDI Inc.[a,b]	37,173	175,828
Kelly Services Inc. Class A	68,341	1,296,429
Marathon Patent Group Inc.[a,b]	30,041	82,312
Mistras Group Inc.[a]	39,929	953,105
RCM Technologies Inc.	23,418	122,008
Resources Connection Inc.	82,938	1,225,824
Volt Information Sciences Inc.[a,b]	27,742	163,955
Willdan Group Inc.[a]	16,751	177,896

		9,796,116

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.53%
AG Mortgage Investment Trust Inc.[b]	65,386	$944,174
American Farmland Co.[b]	37,246	224,966
Anworth Mortgage Asset Corp.	222,876	1,047,517
Apollo Residential Mortgage Inc.	74,405	997,027
Ares Commercial Real Estate Corp.	62,534	768,543
Armada Hoffler Properties Inc.[b]	72,350	994,089
Ashford Hospitality Prime Inc.[b]	59,773	845,190
Ashford Hospitality Trust Inc.	182,779	981,523
Bluerock Residential Growth REIT Inc.	44,769	581,997
BRT Realty Trust[a]	27,462	196,353
CareTrust REIT Inc.[b]	133,992	1,846,410
CatchMark Timber Trust Inc. Class Ab	90,391	1,104,578
Cedar Realty Trust Inc.[b]	192,110	1,427,377
Cherry Hill Mortgage Investment Corp.	20,185	314,280
City Office REIT Inc.[b]	44,050	571,769
Community Healthcare Trust Inc.[b]	29,345	620,353
CorEnergy Infrastructure Trust Inc.[b]	27,826	802,780
Dynex Capital Inc.[b]	107,110	743,343
Ellington Residential Mortgage REIT	17,784	232,259
Farmland Partners Inc.	29,720	336,430
First Potomac Realty Trust	134,989	1,241,899
Five Oaks Investment Corp.	31,535	172,812
Getty Realty Corp.	60,993	1,308,300
Gladstone Commercial Corp.[b]	51,996	878,212
Gladstone Land Corp.	25,112	277,739
Global Self Storage Inc.	17,145	92,412
Great Ajax Corp.	30,235	419,360
Gyrodyne LLC	2,522	50,490
Hannon Armstrong Sustainable Infrastructure Capital Inc.	85,076	1,837,642
Independence Realty Trust Inc.[b]	93,969	768,666
Jernigan Capital Inc.	18,346	255,743
Manhattan Bridge Capital Inc.	10,874	57,850
Monmouth Real Estate Investment Corp.[b]	146,807	1,946,661

Security	Shares	Value
New York Mortgage Trust Inc.[b]	256,132	$1,562,405
NexPoint Residential Trust Inc.	41,798	760,724
One Liberty Properties Inc.[b]	30,751	733,411
Orchid Island Capital Inc.[b]	47,557	489,362
Owens Realty Mortgage Inc.[b]	28,592	475,771
Preferred Apartment Communities Inc.[b]	52,765	776,701
RAIT Financial Trust[b]	170,209	532,754
Resource Capital Corp.	70,478	906,347
Silver Bay Realty Trust Corp.[b]	77,053	1,312,213
Sotherly Hotels Inc.	30,383	171,360
UMH Properties Inc.[b]	56,744	638,370
United Development Funding IVb	67,929	217,373
Universal Health Realty Income Trust[b]	28,237	1,614,592
Urstadt Biddle Properties Inc. Class Ab	62,880	1,558,166
Western Asset Mortgage Capital Corp.[b]	95,279	894,670
Wheeler Real Estate Investment Trust Inc.	133,591	205,730
Whitestone REIT[b]	60,913	918,568
ZAIS Financial Corp.	18,596	254,951

		38,912,212
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.62%
Altisource Asset Management Corp.[a]	1,751	25,512
Altisource Portfolio Solutions SAa,b	27,963	778,490
American Realty Investors Inc.[a]	6,309	42,775
AV Homes Inc.[a,b]	30,143	368,348
Consolidated-Tomoka Land Co.	9,851	467,627
Forestar Group Inc.[a,b]	79,574	946,135
FRP Holdings Inc.[a,b]	14,740	508,530
Griffin Industrial Realty Inc.	4,203	128,822
Tejon Ranch Co.[a,b]	32,399	765,912
Trinity Place Holdings Inc.[a]	45,281	348,211

		4,380,362
ROAD & RAIL — 0.57%
ArcBest Corp.	57,544	935,090
Celadon Group Inc.	63,435	518,264

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Covenant Transportation Group Inc. Class Aa,b	27,613	$498,967
PAM Transportation Services Inc.[a]	5,475	86,998
Patriot Transportation Holding Inc.[a]	7,648	148,754
Roadrunner Transportation Systems Inc.[a]	71,528	533,599
Universal Logistics Holdings Inc.	16,790	216,591
USA Truck Inc.[a,b]	21,458	375,729
YRC Worldwide Inc.[a,b]	75,769	666,767

		3,980,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.63%
Adesto Technologies Corp.[a,b]	19,733	64,724
Alpha & Omega Semiconductor Ltd.[a]	42,267	588,779
Amtech Systems Inc.[a]	27,958	166,909
Applied Micro Circuits Corp.[a]	176,643	1,134,048
Axcelis Technologies Inc.[a,b]	271,395	730,053
AXT Inc.[a]	77,429	246,999
CEVA Inc.[a]	45,847	1,245,663
Cohu Inc.	61,412	666,320
CVD Equipment Corp.[a,b]	12,500	107,250
Cyberoptics Corp.[a]	18,311	274,299
DSP Group Inc.[a]	51,365	544,983
Exar Corp.[a]	95,057	765,209
FormFactor Inc.[a,b]	158,766	1,427,306
GigPeak Inc.[a]	108,210	212,092
GSI Technology Inc.[a,b]	31,533	131,493
Intermolecular Inc.[a]	61,701	91,317
inTEST Corp.[a]	27,345	104,184
IXYS Corp.	58,475	599,369
Kopin Corp.[a]	152,574	338,714
MoSys Inc.[a]	54,679	22,145
Nanometrics Inc.[a]	55,078	1,145,072
NeoPhotonics Corp.[a,b]	71,752	683,797
NVE Corp.	10,456	613,244
PDF Solutions Inc.[a,b]	62,919	880,237
Photronics Inc.[a,b]	151,941	1,353,794
Pixelworks Inc.[a]	67,199	123,646
QuickLogic Corp.[a]	173,097	167,904
Rubicon Technology Inc.[a]	33,209	22,582

Security	Shares	Value
Rudolph Technologies Inc.[a]	69,693	$1,082,332
Sigma Designs Inc.[a]	83,453	536,603
Sunworks Inc.[a,b]	54,337	126,605
Ultra Clean Holdings Inc.[a]	74,717	425,140
Ultratech Inc.[a,b]	50,227	1,153,714
Xcerra Corp.[a]	123,172	708,239

		18,484,765
SOFTWARE — 2.51%
A10 Networks Inc.[a,b]	102,696	664,443
American Software Inc./GA Class A	60,032	629,135
Aware Inc.[a]	42,598	184,875
Bsquare Corp.[a]	28,048	156,508
Covisint Corp.[a]	99,758	217,472
Datawatch Corp.[a]	23,018	127,520
Digimarc Corp.[a,b]	19,454	621,750
Digital Turbine Inc.[a,b]	151,028	161,600
EnerNOC Inc.[a,b]	62,274	393,572
Epiq Systems Inc.	54,276	792,430
Evolving Systems Inc.	24,842	128,433
Exa Corp.[a,b]	32,284	466,504
FalconStor Software Inc.[a]	88,975	93,424
Finjan Holdings Inc.[a]	19,843	36,114
GlobalSCAPE Inc.	37,951	140,039
Glu Mobile Inc.[a,b]	247,357	544,185
GSE Systems Inc.[a]	35,922	80,106
Guidance Software Inc.[a,b]	55,225	341,843
Jive Software Inc.[a,b]	134,463	505,581
Mind CTI Ltd.	44,545	95,326
Mitek Systems Inc.[a,b]	68,557	487,440
MobileIron Inc.[a,b]	108,207	330,031
Model N Inc.[a,b]	51,709	690,315
NetSol Technologies Inc.[a]	21,162	123,586
Park City Group Inc.[a,b]	30,091	269,916
PROS Holdings Inc.[a,b]	58,649	1,022,252
QAD Inc. Class A	22,897	441,225
Rosetta Stone Inc.[a,b]	46,083	357,143
Rubicon Project Inc. (The)[a,b]	86,767	1,184,370
Sapiens International Corp. NV	56,529	661,955
Seachange International Inc.[a]	87,034	277,638
SITO Mobile Ltd.[a]	27,175	98,374
Smith Micro Software Inc.[a]	22,805	13,494
Tangoe Inc.[a]	64,214	495,732

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
Telenav Inc.[a]	75,888	$387,029
Top Image Systems Ltd.[a]	25,976	49,874
TubeMogul Inc.[a]	51,268	610,089
Upland Software Inc.[a]	14,960	113,995
Varonis Systems Inc.[a]	24,742	594,303
VirnetX Holding Corp.[a,b]	112,616	450,464
Voltari Corp.[a,b]	11,169	40,432
Workiva Inc.[a,b]	51,286	700,567
Xura Inc.[a]	55,495	1,355,743
Zedge Inc. Class Ba	11,122	51,050
Zix Corp.[a]	122,824	460,590

		17,648,467
SPECIALTY RETAIL — 2.02%
America’s Car-Mart Inc./TXa,b	18,132	512,048
Barnes & Noble Education Inc.[a]	93,683	950,882
Big 5 Sporting Goods Corp.	41,321	383,046
Boot Barn Holdings Inc.[a,b]	31,031	267,487
Build-A-Bear Workshop Inc.[a]	31,557	423,495
Christopher & Banks Corp.[a]	75,411	165,150
Citi Trends Inc.	34,018	528,300
Conn’s Inc.[a,b]	47,456	356,869
Container Store Group Inc. (The)[a,b]	37,234	199,202
Destination Maternity Corp.	28,194	165,781
Destination XL Group Inc.[a,b]	84,425	385,822
Francesca’s Holdings Corp.[a]	94,341	1,042,468
Haverty Furniture Companies Inc.	45,733	824,566
hhgregg Inc.[a,b]	37,655	66,649
Kirkland’s Inc.[a]	35,181	516,457
Lumber Liquidators Holdings Inc.[a,b]	61,290	945,092
MarineMax Inc.[a,b]	57,530	976,284
New York & Co. Inc.[a]	64,915	96,723
Perfumania Holdings Inc.[a]	15,598	37,747
Pier 1 Imports Inc.	189,318	973,095
Sears Hometown and Outlet Stores Inc.[a]	25,259	170,246
Shoe Carnival Inc.	33,288	834,197
Sportsman’s Warehouse Holdings Inc.[a,b]	60,148	484,793
Stage Stores Inc.	63,619	310,461
Stein Mart Inc.	72,517	559,831
Tandy Leather Factory Inc.[a]	14,127	100,443

Security	Shares	Value
Tilly’s Inc. Class Aa	29,141	$168,726
Trans World Entertainment Corp.[a]	40,682	152,557
West Marine Inc.[a]	42,902	359,948
Winmark Corp.	6,304	628,320
Zumiez Inc.[a]	42,165	603,381

		14,190,066
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.45%
AstroNova Inc.	15,340	233,475
Avid Technology Inc.[a,b]	74,845	434,849
Concurrent Computer Corp.	23,222	121,219
CPI Card Group Inc.[b]	48,904	245,009
Hutchinson Technology Inc.[a]	79,924	270,942
Imation Corp.[a,b]	87,317	109,146
Immersion Corp.[a,b]	67,369	494,489
Intevac Inc.[a]	45,292	257,259
Silicon Graphics International Corp.[a,b]	84,357	424,316
TransAct Technologies Inc.	19,961	160,087
USA Technologies Inc.[a,b]	87,701	374,483
Xplore Technologies Corp.[a]	22,241	53,378

		3,178,652
TEXTILES, APPAREL & LUXURY GOODS — 1.00%
Charles & Colvard Ltd.[a,b]	36,616	37,348
Cherokee Inc.[a]	21,337	237,054
Crown Crafts Inc.	26,549	251,154
Culp Inc.	25,061	692,436
Delta Apparel Inc.[a,b]	16,546	373,112
Iconix Brand Group Inc.[a]	100,168	677,136
Lakeland Industries Inc.[a,b]	17,254	149,592
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	35,809	776,339
Perry Ellis International Inc.[a]	29,246	588,430
Rocky Brands Inc.	16,553	189,035
Sequential Brands Group Inc.[a,b]	91,386	729,260
Superior Uniform Group Inc.	19,359	369,563
Unifi Inc.[a]	36,461	992,833
Vera Bradley Inc.[a]	47,186	668,626
Vince Holding Corp.[a]	50,183	275,003

		7,006,921

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 3.58%
ASB Bancorp. Inc.[a]	13,227	$324,458
Atlantic Coast Financial Corp.[a]	27,133	162,255
Bank Mutual Corp.	107,529	825,823
BankFinancial Corp.	49,254	590,555
Bear State Financial Inc.	41,803	394,202
BSB Bancorp. Inc./MAa,b	27,204	616,171
Charter Financial Corp./MD	41,172	546,764
Chicopee Bancorp. Inc.	16,738	305,636
Clifton Bancorp. Inc.	64,136	966,529
Dime Community Bancshares Inc.	72,758	1,237,614
Entegra Financial Corp.[a]	16,964	296,700
ESSA Bancorp. Inc.	31,690	424,646
Federal Agricultural Mortgage Corp. Class C	21,623	752,913
First Clover Leaf Financial Corp.	14,583	173,538
First Defiance Financial Corp.	24,368	946,697
Fox Chase Bancorp. Inc.	32,949	670,183
Hingham Institution for Savings	3,965	487,378
Home Bancorp. Inc.[b]	21,344	586,320
HomeStreet Inc.[a]	54,996	1,095,520
HopFed Bancorp. Inc.	22,051	255,571
IMPAC Mortgage Holdings Inc.[a,b]	19,630	307,798
Lake Sunapee Bank Group	22,342	382,272
Laporte Bancorp. Inc.	4,279	69,876
Meridian Bancorp. Inc.	121,533	1,796,258
Meta Financial Group Inc.	22,287	1,135,745
NMI Holdings Inc. Class Aa	114,966	630,014
Ocean Shore Holding Co.	19,115	324,190
OceanFirst Financial Corp.	53,419	970,623
Ocwen Financial Corp.[a]	235,262	402,298
Provident Bancorp. Inc.[a,b]	1,992	30,717
Provident Financial Holdings Inc.	23,797	435,485
Prudential Bancorp. Inc.[b]	7,044	99,320
Riverview Bancorp. Inc.	59,243	280,219
Security National Financial Corp. Class Aa	23,122	113,067
SI Financial Group Inc.	37,245	493,124
Stonegate Mortgage Corp.[a,b]	32,749	110,037
Territorial Bancorp. Inc.	24,360	644,809

Security	Shares	Value
United Community Financial Corp./OH	133,722	$813,030
United Financial Bancorp. Inc.	116,710	1,514,896
Walker & Dunlop Inc.[a,b]	64,081	1,459,765
Walter Investment Management Corp.[a,b]	43,237	119,334
Waterstone Financial Inc.	66,161	1,014,248
Westfield Financial Inc.	51,178	394,071

		25,200,669
TOBACCO — 0.07%
Alliance One International Inc.[a]	20,685	318,549
Turning Point Brands Inc.[a]	13,926	143,020

		461,569
TRADING COMPANIES & DISTRIBUTORS — 0.39%
BlueLinx Holdings Inc.[a]	2,340	16,497
CAI International Inc.[a]	36,177	271,328
DXP Enterprises Inc.[a,b]	30,153	450,184
General Finance Corp.[a,b]	24,557	104,367
Houston Wire & Cable Co.	37,312	195,888
Huttig Building Products Inc.[a]	57,325	300,956
Lawson Products Inc./DEa	15,113	300,144
Neff Corp.[a]	23,672	258,735
Titan Machinery Inc.[a,b]	41,254	459,982
Transcat Inc.[a]	14,707	147,805
Willis Lease Finance Corp.[a,b]	9,902	220,122

		2,726,008
WATER UTILITIES — 1.05%
Artesian Resources Corp. Class A	21,486	728,805
Cadiz Inc.[a,b]	40,812	239,566
Connecticut Water Service Inc.	25,233	1,418,095
Consolidated Water Co. Ltd.	33,833	441,859
Global Water Resources Inc.[b]	19,241	169,321
Middlesex Water Co.	40,167	1,742,444
Pure Cycle Corp.[a]	42,938	202,238
SJW Corp.	38,021	1,497,267
York Water Co. (The)	29,937	959,182

		7,398,777

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.37%
Boingo Wireless Inc.[a,b]	82,880	$739,290
Leap Wireless International Inc.[c]	158,735	503,984
NII Holdings Inc.[a]	125,168	398,034
Spok Holdings Inc.	48,646	932,300

		2,573,608

TOTAL COMMON STOCKS
(Cost: $809,905,659)		701,791,527

SHORT-TERM INVESTMENTS — 18.10%

MONEY MARKET FUNDS — 18.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	120,196,863	120,196,863
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	6,616,843	6,616,843
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	558,217	558,217

		127,371,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,371,923)		127,371,923

Value
TOTAL INVESTMENTS IN SECURITIES — 117.84%
(Cost: $937,277,582)[g]	$829,163,450
Other Assets, Less Liabilities — (17.84)%	(125,541,085)

NET ASSETS — 100.00%	$703,622,365

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $959,704,438. Net unrealized depreciation was $130,540,988, of which $75,905,582 represented gross unrealized appreciation on securities and $206,446,570 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	8	Sep. 2016	ICE Markets Equity	$918,446	$917,920	$(526)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$701,049,573	$237,525	$504,429	$701,791,527
Money market funds	127,371,923	—	—	127,371,923

Total	$828,421,496	$237,525	$504,429	$829,163,450

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(526)	—	—	(526)

Total	$(526)	$—	$—	$(526)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

339

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.02%

DIVERSIFIED REITS — 0.59%
RAIT Financial Trust[a]	2,116,351	$6,624,179

		6,624,179
MORTGAGE REITS — 97.43%
AG Mortgage Investment Trust Inc.[a]	623,753	9,006,993
Altisource Residential Corp.[a]	1,215,080	11,166,585
American Capital Agency Corp.[a]	6,001,136	118,942,516
American Capital Mortgage Investment Corp.[a]	1,070,010	16,895,458
Annaly Capital Management Inc.[a]	16,694,760	184,810,993
Anworth Mortgage Asset Corp.[a]	2,255,557	10,601,118
Apollo Commercial Real Estate Finance Inc.[a]	1,575,674	25,321,081
Apollo Residential Mortgage Inc.	749,145	10,038,543
Arbor Realty Trust Inc.	1,000,969	7,196,967
Ares Commercial Real Estate Corp.	619,318	7,611,418
ARMOUR Residential REIT Inc.[a]	857,772	17,155,440
Blackstone Mortgage Trust Inc. Class Aa	1,724,487	47,716,555
Capstead Mortgage Corp.[a]	2,233,877	21,668,607
Cherry Hill Mortgage Investment Corp.	152,782	2,378,816
Chimera Investment Corp.	3,236,821	50,818,090
Colony Capital Inc.	2,541,181	39,007,128
CYS Investments Inc.[a]	3,548,653	29,702,226
Dynex Capital Inc.[a]	1,149,821	7,979,758
Ellington Residential Mortgage REIT	151,868	1,983,396
Great Ajax Corp.	324,516	4,501,037
Hannon Armstrong Sustainable Infrastructure Capital Inc.	856,146	18,492,754
Hatteras Financial Corp.	2,210,355	36,249,822
Invesco Mortgage Capital Inc.[a]	2,608,981	35,716,950
iStar Inc.[a,b]	1,778,760	17,058,308
Ladder Capital Corp.	1,202,106	14,665,693

Security	Shares	Value
MFA Financial Inc.[a]	6,776,816	$49,267,452
New Residential Investment Corp.	4,117,808	56,990,463
New York Mortgage Trust Inc.[a]	2,557,371	15,599,963
Newcastle Investment Corp.[a]	1,490,478	6,841,294
Orchid Island Capital Inc.[a]	488,381	5,025,440
PennyMac Mortgage Investment Trust[a,c]	1,619,253	26,280,476
Redwood Trust Inc.[a]	1,499,337	20,705,844
Resource Capital Corp.	700,360	9,006,630
Starwood Property Trust Inc.[a]	4,265,953	88,390,546
Two Harbors Investment Corp.[a]	6,023,176	51,558,387
Western Asset Mortgage Capital Corp.[a]	965,811	9,068,965
ZAIS Financial Corp.	132,532	1,817,014

		1,087,238,726

TOTAL COMMON STOCKS (Cost: $1,183,204,349)		1,093,862,905

SHORT-TERM INVESTMENTS — 17.28%

MONEY MARKET FUNDS — 17.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	181,833,905	181,833,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	10,009,966	10,009,966
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	960,710	960,710

		192,804,581

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

June 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $192,804,581)	$192,804,581

TOTAL INVESTMENTS IN SECURITIES — 115.30% (Cost: $1,376,008,930)[g]	1,286,667,486
Other Assets, Less Liabilities — (15.30)%	(170,715,482)

NET ASSETS — 100.00%	$1,115,952,004

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,455,754,200. Net unrealized depreciation was $169,086,714, of which $38,901,465 represented gross unrealized appreciation on securities and $207,988,179 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,120,452	546,431	(47,630)	1,619,253	$26,280,476	$526,612	$(328,376)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,093,862,905	$—	$—	$1,093,862,905
Money market funds	192,804,581	—	—	192,804,581

Total	$1,286,667,486	$—	$—	$1,286,667,486

341

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

BIOTECHNOLOGY — 79.40%
ACADIA Pharmaceuticals Inc.[a,b]	1,450,007	$47,067,227
Acceleron Pharma Inc.[a,b]	476,866	16,203,907
Achillion Pharmaceuticals Inc.[a,b]	1,750,612	13,654,774
Acorda Therapeutics Inc.[a,b]	590,204	15,053,153
Adamas Pharmaceuticals Inc.[a,b]	274,656	4,158,292
Aduro Biotech Inc.[a,b]	829,996	9,387,255
Adverum Biotechnologies Inc.[a,b]	513,353	1,622,195
Aegerion Pharmaceuticals Inc.[a,b]	381,787	568,863
Affimed NVa,b	437,668	1,085,417
Agios Pharmaceuticals Inc.[a,b]	485,871	20,355,566
Akebia Therapeutics Inc.[a,b]	482,248	3,607,215
Alder Biopharmaceuticals Inc.[a,b]	640,232	15,986,593
Alexion Pharmaceuticals Inc.[a,b]	1,861,585	217,358,665
Alkermes PLC[a]	1,936,994	83,716,881
Alnylam Pharmaceuticals Inc.[a,b]	1,096,342	60,836,018
AMAG Pharmaceuticals Inc.[a,b]	442,981	10,596,105
Amarin Corp. PLC ADR[a,b]	2,257,164	4,875,474
Amgen Inc.	3,557,042	541,203,940
Amicus Therapeutics Inc.[a,b]	1,629,714	8,898,238
Anthera Pharmaceuticals Inc.[a,b]	526,360	1,626,452
Applied Genetic Technologies Corp./DEa,b	229,033	3,236,236
Aquinox Pharmaceuticals Inc.[a,b]	226,932	1,502,290
Ardelyx Inc.[a,b]	439,696	3,838,546
Arena Pharmaceuticals Inc.[a,b]	3,137,035	5,364,330
ARIAD Pharmaceuticals Inc.[a,b]	2,453,152	18,128,793
Array BioPharma Inc.[a,b]	1,849,624	6,584,661
Arrowhead Pharmaceuticals Inc.[a,b]	761,200	4,049,584
Atara Biotherapeutics Inc.[a,b]	369,270	8,312,268
aTyr Pharma Inc.[a,b]	312,192	867,894
Bellicum Pharmaceuticals Inc.[a,b]	348,606	4,517,934
BioCryst Pharmaceuticals Inc.[a,b]	935,470	2,656,735
Biogen Inc.[a]	1,939,161	468,927,913
BioMarin Pharmaceutical Inc.[a,b]	2,080,008	161,824,622
Bluebird Bio Inc.[a,b]	473,319	20,489,979
Blueprint Medicines Corp.[a,b]	350,928	7,106,292
Cara Therapeutics Inc.[a,b]	358,854	1,726,088
Cascadian Therapeutics Inc.[a,b]	1,260,844	1,189,102
Celgene Corp.[a,b]	5,324,425	525,148,038
Celldex Therapeutics Inc.[a,b]	1,274,716	5,596,003

Security	Shares	Value
ChemoCentryx Inc.[a,b]	607,368	$2,727,082
Chiasma Inc.[a,b]	315,712	912,408
Chimerix Inc.[a]	581,928	2,286,977
China Biologic Products Inc.[a]	340,710	36,224,287
Clovis Oncology Inc.[a,b]	494,328	6,782,180
Coherus Biosciences Inc.[a,b]	502,681	8,490,282
Concert Pharmaceuticals Inc.[a]	282,111	3,168,106
Curis Inc.[a,b]	1,636,848	2,553,483
DBV Technologies SA ADR[a]	300,477	9,801,560
Dicerna Pharmaceuticals Inc.[a,b]	272,518	817,554
Eagle Pharmaceuticals Inc./DEa,b	200,918	7,793,609
Enanta Pharmaceuticals Inc.[a,b]	244,738	5,396,473
Epizyme Inc.[a,b]	735,333	7,529,810
Esperion Therapeutics Inc.[a,b]	286,161	2,827,271
Exelixis Inc.[a,b]	2,930,766	22,889,282
FibroGen Inc.[a,b]	800,094	13,129,543
Five Prime Therapeutics Inc.[a,b]	361,306	14,940,003
Flexion Therapeutics Inc.[a,b]	273,887	4,098,719
Foundation Medicine Inc.[a,b]	444,186	8,288,511
Genomic Health Inc.[a,b]	422,952	10,952,342
Geron Corp.[a,b]	2,054,060	5,504,881
Gilead Sciences Inc.	6,453,394	538,342,127
Grifols SA ADR	1,905,800	31,769,686
Halozyme Therapeutics Inc.[a,b]	1,654,496	14,278,300
Immune Design Corp.[a,b]	255,193	2,082,375
ImmunoGen Inc.[a,b]	1,105,562	3,405,131
Immunomedics Inc.[a,b]	1,203,727	2,792,647
Incyte Corp.[a,b]	2,404,155	192,284,317
Infinity Pharmaceuticals Inc.[a,b]	650,374	864,997
Inotek Pharmaceuticals Corp.[a]	334,646	2,489,766
Inovio Pharmaceuticals Inc.[a,b]	937,305	8,660,698
Insmed Inc.[a,b]	794,921	7,837,921
Insys Therapeutics Inc.[a,b]	916,596	11,860,752
Intercept Pharmaceuticals Inc.[a,b]	315,142	44,964,461
Ionis Pharmaceuticals Inc.[a,b]	1,547,627	36,044,233
Ironwood Pharmaceuticals Inc.[a,b]	1,646,126	21,523,097
Juno Therapeutics Inc.[a,b]	1,352,293	51,982,143
Karyopharm Therapeutics Inc.[a,b]	456,661	3,064,195
Kite Pharma Inc.[a,b]	629,490	31,474,500
Lexicon Pharmaceuticals Inc.[a,b]	1,330,178	19,088,054
Ligand Pharmaceuticals Inc.[a,b]	266,793	31,820,401
Lion Biotechnologies Inc.[a,b]	616,841	4,996,412
MacroGenics Inc.[a,b]	442,562	11,944,748

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2016

Security	Shares	Value
MannKind Corp.[a,b]	6,079,096	$7,051,751
Medivation Inc.[a,b]	2,109,497	127,202,669
Merrimack Pharmaceuticals Inc.[a,b]	1,636,542	8,820,961
Momenta Pharmaceuticals Inc.[a,b]	909,732	9,825,106
Myriad Genetics Inc.[a,b]	900,735	27,562,491
NantKwest Inc.[a,b]	1,056,261	6,569,943
Neurocrine Biosciences Inc.[a,b]	1,110,368	50,466,226
NewLink Genetics Corp.[a,b]	366,910	4,131,407
Novavax Inc.[a,b]	3,469,453	25,222,923
OncoMed Pharmaceuticals Inc.[a,b]	384,728	4,736,002
Ophthotech Corp.[a,b]	453,203	23,126,949
Osiris Therapeutics Inc.[b]	431,942	2,198,585
Otonomy Inc.[a,b]	388,699	6,172,540
OvaScience Inc.[a,b]	440,193	2,293,406
PDL BioPharma Inc.	2,127,522	6,680,419
Portola Pharmaceuticals Inc.[a,b]	723,500	17,074,600
Progenics Pharmaceuticals Inc.[a,b]	888,112	3,747,833
Pronai Therapeutics Inc.[a,b]	396,221	788,480
Prothena Corp. PLC[a,b]	440,086	15,385,407
PTC Therapeutics Inc.[a,b]	435,075	3,054,226
Radius Health Inc.[a,b]	551,420	20,264,685
Raptor Pharmaceutical Corp.[a,b]	1,101,559	5,915,372
Regeneron Pharmaceuticals Inc.[a]	1,271,912	444,189,828
Regulus Therapeutics Inc.[a,b]	670,169	1,936,788
Repligen Corp.[a,b]	431,216	11,798,070
Retrophin Inc.[a,b]	470,787	8,384,716
Rigel Pharmaceuticals Inc.[a,b]	1,166,935	2,602,265
Sage Therapeutics Inc.[a,b]	410,776	12,376,681
Sangamo BioSciences Inc.[a,b]	894,973	5,181,894
Sarepta Therapeutics Inc.[a,b]	586,385	11,182,362
Seattle Genetics Inc.[a,b]	1,796,065	72,578,987
Seres Therapeutics Inc.[a,b]	506,314	14,708,422
Shire PLC ADR	463,785	85,373,543
Spark Therapeutics Inc.[a,b]	351,042	17,948,777
Spectrum Pharmaceuticals Inc.[a,b]	893,151	5,868,002
Synergy Pharmaceuticals Inc.[a,b]	2,306,917	8,766,285
TESARO Inc.[a,b]	587,407	49,371,558
Tokai Pharmaceuticals Inc.[a,b]	281,320	1,550,073
Trevena Inc.[a]	669,362	4,216,981
Ultragenyx Pharmaceutical Inc.[a,b]	499,962	24,453,141
uniQure NVa	315,775	2,327,262
United Therapeutics Corp.[a,b]	570,829	60,462,208

Security	Shares	Value
Vanda Pharmaceuticals Inc.[a,b]	556,359	$6,225,657
Versartis Inc.[a,b]	373,665	4,132,735
Vertex Pharmaceuticals Inc.[a,b]	3,015,731	259,413,181
Vitae Pharmaceuticals Inc.[a,b]	370,298	3,995,515
Vital Therapies Inc.[a,b]	400,984	2,486,101
XBiotech Inc.[a,b]	416,416	8,711,423
Xencor Inc.[a,b]	524,156	9,953,722
Zafgen Inc.[a,b]	341,540	2,045,825

		5,100,148,845
HEALTH CARE EQUIPMENT & SUPPLIES — 0.13%
Cerus Corp.[a,b]	1,308,188	8,163,093

		8,163,093
LIFE SCIENCES TOOLS & SERVICES — 7.42%
Albany Molecular Research Inc.[a,b]	460,155	6,184,483
Bio-Techne Corp.	476,826	53,771,668
Compugen Ltd.[a,b]	642,155	4,161,164
Illumina Inc.[a,b]	1,886,239	264,790,231
INC Research Holdings Inc.[a,b]	694,742	26,490,513
Luminex Corp.[a,b]	555,233	11,232,364
NanoString Technologies Inc.[a,b]	256,379	3,230,375
Pacific Biosciences of California Inc.[a,b]	1,119,506	7,875,725
PRA Health Sciences Inc.[a,b]	775,899	32,401,542
QIAGEN NVa	2,990,569	65,224,310
Sequenom Inc.[a,b]	1,553,545	1,419,474

		476,781,849
PHARMACEUTICALS — 13.00%
Aerie Pharmaceuticals Inc.[a,b]	342,271	6,023,970
Akorn Inc.[a]	1,530,274	43,589,855
Alcobra Ltd.[a,b]	361,130	1,621,474
Amphastar Pharmaceuticals Inc.[a,b]	575,313	9,274,046
ANI Pharmaceuticals Inc.[a,b]	147,694	8,244,279
Aratana Therapeutics Inc.[a,b]	445,598	2,816,179
Cempra Inc.[a,b]	617,513	10,182,789
Collegium Pharmaceutical Inc.[a]	298,733	3,539,986
Concordia International Corp.[b]	656,230	14,135,194
Depomed Inc.[a,b]	782,771	15,357,967
Dermira Inc.[a,b]	384,567	11,248,585
DURECT Corp.[a,b]	1,782,845	2,175,071
Egalet Corp.[a,b]	327,679	1,625,288
Endo International PLC[a]	2,853,037	44,478,847
Endocyte Inc.[a,b]	553,330	1,776,189

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2016

Security	Shares	Value
Flamel Technologies SA ADR[a]	510,864	$5,486,679
Flex Pharma Inc.[a,b]	227,023	2,317,905
Foamix Pharmaceuticals Ltd.[a,b]	385,144	2,445,664
GW Pharmaceuticals PLC ADR[a,b]	197,888	18,120,604
Horizon Pharma PLC[a,b]	2,054,668	33,840,382
Impax Laboratories Inc.[a,b]	945,790	27,257,668
Innoviva Inc.[b]	1,448,653	15,254,316
Jazz Pharmaceuticals PLC[a]	774,224	109,405,593
KemPharm Inc.[a,b]	190,736	759,129
Medicines Co. (The)[a,b]	897,846	30,194,561
Mylan NVa,b	6,481,673	280,267,541
Nektar Therapeutics[a,b]	1,745,922	24,844,470
Neos Therapeutics Inc.[a,b]	209,670	1,945,738
Neuroderm Ltd.[a,b]	274,891	4,466,979
Ocular Therapeutix Inc.[a,b]	308,070	1,524,947
Omeros Corp.[a,b]	505,604	5,318,954
Orexigen Therapeutics Inc.[a,b]	1,933,929	831,589
Pacira Pharmaceuticals Inc./DEa,b	476,203	16,062,327
Relypsa Inc.[a,b]	573,234	10,604,829
Revance Therapeutics Inc.[a,b]	361,507	4,916,495
Sagent Pharmaceuticals Inc.[a,b]	423,344	6,341,693
SciClone Pharmaceuticals Inc.[a]	640,946	8,370,755
Sucampo Pharmaceuticals Inc. Class Aa,b	590,259	6,475,141
Supernus Pharmaceuticals Inc.[a,b]	633,146	12,897,184
Teligent Inc.[a,b]	673,700	4,810,218
Tetraphase Pharmaceuticals Inc.[a,b]	478,879	2,059,180
Theravance Biopharma Inc.[a,b]	608,301	13,802,350
XenoPort Inc.[a,b]	856,124	6,027,113
Zogenix Inc.[a,b]	314,267	2,529,849

		835,269,572

TOTAL COMMON STOCKS (Cost: $9,029,004,368)		6,420,363,359

SHORT-TERM INVESTMENTS — 17.06%

MONEY MARKET FUNDS — 17.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,033,602,042	1,033,602,042

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	56,899,842	$56,899,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	5,658,994	5,658,994

		1,096,160,878

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,096,160,878)		1,096,160,878

TOTAL INVESTMENTS IN SECURITIES — 117.01% (Cost: $10,125,165,246)[f]		7,516,524,237
Other Assets, Less Liabilities — (17.01)%		(1,092,553,398)

NET ASSETS — 100.00%		$6,423,970,839

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $10,307,609,594. Net unrealized depreciation was $2,791,085,357, of which $51,744,378 represented gross unrealized appreciation on securities and $2,842,829,735 represented gross unrealized depreciation on securities.

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,420,363,359	$—	$—	$6,420,363,359
Money market funds	1,096,160,878	—	—	1,096,160,878

Total	$7,516,524,237	$—	$—	$7,516,524,237

345

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

CONSTRUCTION MATERIALS — 1.98%
Eagle Materials Inc.	32,255	$2,488,473
Martin Marietta Materials Inc.	42,623	8,183,616
Vulcan Materials Co.	89,407	10,761,027

		21,433,116
CONTAINERS & PACKAGING — 6.11%
AptarGroup Inc.	42,338	3,350,206
Avery Dennison Corp.	60,072	4,490,382
Ball Corp.	116,824	8,445,207
Bemis Co. Inc.	63,474	3,268,276
Berry Plastics Group Inc.[a]	81,005	3,147,044
Crown Holdings Inc.[a]	93,798	4,752,745
Graphic Packaging Holding Co.	215,553	2,703,035
Greif Inc. Class A	17,437	649,877
International Paper Co.	276,225	11,706,416
Owens-Illinois Inc.[a]	109,546	1,972,924
Packaging Corp. of America	63,368	4,241,220
Sealed Air Corp.	132,736	6,101,874
Silgan Holdings Inc.	27,014	1,390,140
Sonoco Products Co.	67,743	3,364,117
WestRock Co.	169,343	6,582,362

		66,165,825
ENERGY EQUIPMENT & SERVICES — 14.74%
Baker Hughes Inc.	294,343	13,283,700
Core Laboratories NV	29,444	3,647,817
Diamond Offshore Drilling Inc.	43,616	1,061,177
Dril-Quip Inc.[a]	25,682	1,500,599
Ensco PLC Class A	203,856	1,979,442
FMC Technologies Inc.[a]	152,039	4,054,880
Forum Energy Technologies Inc.[a,b]	44,436	769,187
Frank’s International NV	23,132	337,958
Halliburton Co.	577,103	26,136,995
Helmerich & Payne Inc.	72,787	4,886,191
Nabors Industries Ltd.	190,720	1,916,736
National Oilwell Varco Inc.	253,048	8,515,065
Noble Corp. PLC	164,545	1,355,851
Oceaneering International Inc.	66,339	1,980,883
Oil States International Inc.[a,b]	34,749	1,142,547
Patterson-UTI Energy Inc.	99,700	2,125,604
Precision Drilling Corp.[b]	198,209	1,050,508
Rowan Companies PLC Class A	84,885	1,499,069

Security	Shares	Value
RPC Inc.[b]	41,224	$640,209
Schlumberger Ltd.	933,175	73,795,479
Superior Energy Services Inc.	102,438	1,885,884
Transocean Ltd.[b]	229,532	2,729,135
Weatherford International PLC[a,b]	601,006	3,335,583

		159,630,499
METALS & MINING — 10.14%
Agnico Eagle Mines Ltd.	148,870	7,964,545
Alcoa Inc.	882,639	8,182,064
Barrick Gold Corp.	781,942	16,694,462
Compass Minerals International Inc.	22,853	1,695,464
Eldorado Gold Corp.[b]	490,776	2,208,492
Franco-Nevada Corp.	119,324	9,075,783
Freeport-McMoRan Inc.	840,639	9,364,719
Goldcorp Inc.	558,957	10,692,847
Kinross Gold Corp.[a]	835,773	4,086,930
New Gold Inc.[a]	345,205	1,511,998
Newmont Mining Corp.	356,567	13,948,901
Pan American Silver Corp.	102,836	1,691,652
Royal Gold Inc.	43,726	3,149,147
Silver Wheaton Corp.	294,896	6,938,903
Tahoe Resources Inc.	200,725	3,004,853
Teck Resources Ltd. Class B	312,028	4,109,409
Turquoise Hill Resources Ltd.[a]	657,688	2,222,985
Yamana Gold Inc.	634,781	3,300,861

		109,844,015
OIL, GAS & CONSUMABLE FUELS — 66.55%
Anadarko Petroleum Corp.	342,702	18,248,882
Antero Resources Corp.[a,b]	90,047	2,339,421
Apache Corp.	254,461	14,165,844
Cabot Oil & Gas Corp.	312,070	8,032,682
Cameco Corp.	265,089	2,908,026
Canadian Natural Resources Ltd.	737,034	22,722,758
Carrizo Oil & Gas Inc.[a,b]	36,980	1,325,733
Cenovus Energy Inc.	558,982	7,725,131
Cheniere Energy Inc.[a]	158,466	5,950,398
Chesapeake Energy Corp.[a,b]	395,735	1,693,746
Chevron Corp.	792,080	83,033,746
Cimarex Energy Co.	63,718	7,602,832
Columbia Pipeline Group Inc.	268,151	6,835,169
Concho Resources Inc.[a,b]	87,550	10,442,089

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

June 30, 2016

Security	Shares	Value
ConocoPhillips	831,707	$36,262,425
CONSOL Energy Inc.	153,195	2,464,908
Continental Resources Inc./OKa,b	55,061	2,492,611
Crescent Point Energy Corp.	340,635	5,378,627
CVR Energy Inc.[b]	9,812	152,086
Denbury Resources Inc.	237,190	851,512
Devon Energy Corp.	352,191	12,766,924
Diamondback Energy Inc.[a]	48,288	4,404,349
Enbridge Inc.	624,013	26,433,191
Encana Corp.	571,324	4,450,614
Energen Corp.	65,242	3,145,317
EOG Resources Inc.	369,573	30,829,780
EQT Corp.	115,980	8,980,331
Exxon Mobil Corp.	898,133	84,190,987
Gulfport Energy Corp.[a]	83,890	2,622,401
Hess Corp.	176,928	10,633,373
HollyFrontier Corp.	117,706	2,797,872
Kinder Morgan Inc./DE	1,229,006	23,006,992
Kosmos Energy Ltd.[a,b]	96,418	525,478
Laredo Petroleum Inc.[a,b]	87,549	917,514
Marathon Oil Corp.	568,940	8,539,789
Marathon Petroleum Corp.	356,067	13,516,303
Memorial Resource Development Corp.[a]	62,828	997,709
Murphy Oil Corp.	108,559	3,446,748
Newfield Exploration Co.[a]	132,336	5,846,605
Noble Energy Inc.	287,833	10,324,570
Oasis Petroleum Inc.[a]	121,175	1,131,775
Occidental Petroleum Corp.	512,930	38,756,991
ONEOK Inc.	141,063	6,693,439
Parsley Energy Inc. Class Aa,b	95,188	2,575,787
PBF Energy Inc.	65,353	1,554,094
PDC Energy Inc.[a]	30,843	1,776,865
Phillips 66	314,164	24,925,772
Pioneer Natural Resources Co.	109,787	16,600,892
QEP Resources Inc.	159,526	2,812,443
Range Resources Corp.	113,708	4,905,363
Rice Energy Inc.[a,b]	71,286	1,571,143
RSP Permian Inc.[a,b]	48,135	1,679,430
SemGroup Corp. Class A	34,762	1,131,851
SM Energy Co.	46,056	1,243,512

Security	Shares	Value
Southwestern Energy Co.[a,b]	318,286	$4,004,038
Spectra Energy Corp.	459,179	16,819,727
Suncor Energy Inc.	1,062,551	29,464,539
Targa Resources Corp.	108,161	4,557,905
Tesoro Corp.	80,495	6,030,685
TransCanada Corp.	471,831	21,336,198
Valero Energy Corp.	315,326	16,081,626
Western Refining Inc.	54,051	1,115,072
Whiting Petroleum Corp.[a,b]	141,991	1,314,837
Williams Companies Inc. (The)	458,632	9,920,210
World Fuel Services Corp.	47,264	2,244,567
WPX Energy Inc.[a,b]	187,549	1,746,081

		721,000,315
PAPER & FOREST PRODUCTS — 0.36%
Domtar Corp.	42,341	1,482,358
KapStone Paper and Packaging Corp.	58,111	756,024
Louisiana-Pacific Corp.[a]	97,253	1,687,340

		3,925,722

TOTAL COMMON STOCKS (Cost: $1,447,697,994)		1,081,999,492

SHORT-TERM INVESTMENTS — 2.26%

MONEY MARKET FUNDS — 2.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	22,785,724	22,785,724
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,254,355	1,254,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	448,391	448,391

		24,488,470

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

June 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $24,488,470)	$24,488,470

TOTAL INVESTMENTS IN SECURITIES — 102.14% (Cost: $1,472,186,464)[f]	1,106,487,962
Other Assets, Less Liabilities — (2.14)%	(23,158,643)

NET ASSETS — 100.00%	$1,083,329,319

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,513,798,917. Net unrealized depreciation was $407,310,955, of which $26,624,621 represented gross unrealized appreciation on securities and $433,935,576 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,081,999,492	$—	$—	$1,081,999,492
Money market funds	24,488,470	—	—	24,488,470

Total	$1,106,487,962	$—	$—	$1,106,487,962

348

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

COMMUNICATIONS EQUIPMENT — 5.28%
ADTRAN Inc.	8,814	$164,381
Arista Networks Inc.[a]	6,338	408,040
ARRIS International PLC[a]	31,239	654,769
Brocade Communications Systems Inc.	83,445	766,025
Ciena Corp.[a]	22,979	430,856
Cisco Systems Inc.	897,071	25,736,967
CommScope Holding Co. Inc.[a]	26,416	819,689
EchoStar Corp. Class Aa	8,306	329,748
F5 Networks Inc.[a]	11,975	1,363,234
Finisar Corp.[a]	18,985	332,427
Harris Corp.	22,299	1,860,629
Infinera Corp.[a]	24,907	280,951
InterDigital Inc./PA	6,129	341,263
Ixia[a]	11,209	110,072
Juniper Networks Inc.	63,152	1,420,289
Lumentum Holdings Inc.[a]	8,190	198,198
Motorola Solutions Inc.	28,407	1,874,010
NETGEAR Inc.[a]	5,694	270,693
NetScout Systems Inc.[a]	16,762	372,955
Palo Alto Networks Inc.[a]	13,616	1,669,866
Plantronics Inc.	6,046	266,024
Polycom Inc.[a]	23,624	265,770
Ubiquiti Networks Inc.[a,b]	4,288	165,774
ViaSat Inc.[a,b]	8,051	574,841
Viavi Solutions Inc.[a]	40,909	271,227

		40,948,698
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.54%
Amphenol Corp. Class A	54,845	3,144,264
Anixter International Inc.[a]	5,082	270,769
Arrow Electronics Inc.[a]	16,383	1,014,108
Avnet Inc.	22,976	930,758
AVX Corp.	8,200	111,356
Belden Inc.	7,492	452,292
Benchmark Electronics Inc.[a]	8,661	183,180
CDW Corp./DE	26,351	1,056,148
Celestica Inc.[a]	21,960	204,228
Cognex Corp.	15,107	651,112
Coherent Inc.[a]	4,342	398,509

Security	Shares	Value
Corning Inc.	191,663	$3,925,258
Dolby Laboratories Inc. Class A	8,953	428,401
FEI Co.	7,305	780,758
Fitbit Inc.[a]	11,052	135,055
FLIR Systems Inc.	24,606	761,556
Ingram Micro Inc. Class A	26,525	922,540
IPG Photonics Corp.[a]	6,526	522,080
Itron Inc.[a]	6,854	295,407
Jabil Circuit Inc.	34,100	629,827
Keysight Technologies Inc.[a]	30,434	885,325
Knowles Corp.[a]	15,461	211,506
Littelfuse Inc.	3,936	465,196
Methode Electronics Inc.	6,430	220,099
National Instruments Corp.	18,029	493,995
OSI Systems Inc.[a]	3,085	179,331
Plexus Corp.[a]	6,026	260,323
QLogic Corp.[a]	15,049	221,822
Sanmina Corp.[a]	13,165	352,954
SYNNEX Corp.	5,158	489,082
TE Connectivity Ltd.	63,739	3,640,134
Tech Data Corp.[a]	6,292	452,080
Trimble Navigation Ltd.[a]	44,889	1,093,496
Universal Display Corp.[a]	7,622	516,772
VeriFone Systems Inc.[a]	19,445	360,510
Vishay Intertechnology Inc.	24,070	298,227
Zebra Technologies Corp. Class Aa	9,304	466,130

		27,424,588
INTERNET & CATALOG RETAIL — 9.28%
Amazon.com Inc.[a]	69,006	49,382,074
Expedia Inc.	20,841	2,215,398
Groupon Inc.[a,b]	74,354	241,651
Liberty TripAdvisor Holdings Inc. Class Aa	12,135	265,514
Netflix Inc.[a]	76,383	6,987,517
Priceline Group Inc. (The)[a]	8,853	11,052,174
Shutterfly Inc.[a]	6,043	281,664
TripAdvisor Inc.[a]	20,435	1,313,970
Wayfair Inc. Class Aa,b	4,694	183,066

		71,923,028
INTERNET SOFTWARE & SERVICES — 17.96%
Akamai Technologies Inc.[a]	31,393	1,755,810
Alphabet Inc. Class Aa	45,869	32,270,218

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2016

Security	Shares	Value
Alphabet Inc. Class Ca,b	46,132	$31,927,957
Bankrate Inc.[a]	9,118	68,203
comScore Inc.[a]	8,525	203,577
Cornerstone OnDemand Inc.[a]	8,682	330,437
CoStar Group Inc.[a]	5,820	1,272,601
Cvent Inc.[a]	4,214	150,524
Demandware Inc.[a,b]	6,012	450,299
eBay Inc.[a]	188,469	4,412,059
Endurance International Group Holdings Inc.[a]	11,584	104,140
Envestnet Inc.[a]	6,838	227,774
Facebook Inc. Class Aa	412,338	47,121,987
GoDaddy Inc. Class Aa,b	7,539	235,141
Gogo Inc.[a]	8,914	74,788
GrubHub Inc.[a]	13,731	426,622
IAC/InterActiveCorp	13,816	777,841
j2 Global Inc.	8,246	520,900
LinkedIn Corp. Class Aa	21,010	3,976,142
LogMeIn Inc.[a,b]	4,469	283,469
New Relic Inc.[a,b]	3,671	107,854
NIC Inc.	10,888	238,883
Pandora Media Inc.[a,b]	37,950	472,477
Rackspace Hosting Inc.[a,b]	19,108	398,593
Shutterstock Inc.[a,b]	3,441	157,598
Stamps.com Inc.[a]	2,773	242,416
Twitter Inc.[a]	109,175	1,846,149
VeriSign Inc.[a,b]	17,067	1,475,613
Web.com Group Inc.[a,b]	9,122	165,838
WebMD Health Corp.[a,b]	6,815	396,020
Yahoo! Inc.[a]	155,850	5,853,726
Yelp Inc.[a]	9,985	303,145
Zillow Group Inc. Class Aa,b	8,107	297,121
Zillow Group Inc. Class Ca,b	18,721	679,198

		139,225,120
IT SERVICES — 17.92%
Accenture PLC Class A	111,253	12,603,852
Acxiom Corp.[a]	13,792	303,286
Alliance Data Systems Corp.[a]	10,479	2,053,046
Automatic Data Processing Inc.	81,239	7,463,427
Black Knight Financial Services Inc. Class Aa	3,172	119,267
Blackhawk Network Holdings Inc.[a]	9,799	328,169
Booz Allen Hamilton Holding Corp.	22,877	678,074

Security	Shares	Value
Broadridge Financial Solutions Inc.	21,135	$1,378,002
CACI International Inc. Class Aa	4,348	393,103
Cardtronics Inc.[a]	7,998	318,400
Cognizant Technology Solutions Corp. Class Aa	108,049	6,184,725
Computer Sciences Corp.	24,794	1,231,022
Convergys Corp.	17,094	427,350
CoreLogic Inc./U.S.[a]	15,828	609,061
CSRA Inc.	24,201	567,029
DST Systems Inc.	5,577	649,330
EPAM Systems Inc.[a]	7,512	483,097
Euronet Worldwide Inc.[a]	8,840	611,640
EVERTEC Inc.	11,467	178,197
ExlService Holdings Inc.[a]	5,900	309,219
Fidelity National Information Services Inc.	49,444	3,643,034
First Data Corp. Class Aa	32,621	361,114
Fiserv Inc.[a]	39,634	4,309,405
FleetCor Technologies Inc.[a]	13,825	1,978,772
Gartner Inc.[a]	14,749	1,436,700
Genpact Ltd.[a]	27,475	737,429
Global Payments Inc.	27,370	1,953,671
International Business Machines Corp.	157,516	23,907,779
Jack Henry & Associates Inc.	14,103	1,230,769
Leidos Holdings Inc.	11,506	550,792
ManTech International Corp./VA Class A	4,345	164,328
MasterCard Inc. Class A	173,143	15,246,973
MAXIMUS Inc.	11,603	642,458
NeuStar Inc. Class Aa,b	10,366	243,705
Paychex Inc.	57,082	3,396,379
PayPal Holdings Inc.[a]	196,697	7,181,407
Sabre Corp.	36,661	982,148
Science Applications International Corp.	7,329	427,647
Syntel Inc.[a]	5,710	258,435
TeleTech Holdings Inc.	2,849	77,293
Teradata Corp.[a,b]	23,242	582,677
Total System Services Inc.	30,201	1,603,975
Travelport Worldwide Ltd.	20,656	266,256
Vantiv Inc. Class Aa	27,951	1,582,027
Virtusa Corp.[a]	4,864	140,472

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2016

Security	Shares	Value
Visa Inc. Class A	339,729	$25,197,700
Western Union Co. (The)	87,808	1,684,157
WEX Inc.[a]	6,919	613,508
Xerox Corp.	170,243	1,615,606

		138,905,912
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.49%
Advanced Energy Industries Inc.[a]	7,075	268,567
Advanced Micro Devices Inc.[a,b]	114,914	590,658
Amkor Technology Inc.[a]	16,990	97,692
Analog Devices Inc.	54,734	3,100,134
Applied Materials Inc.	194,209	4,655,190
Broadcom Ltd.	66,154	10,280,332
Cabot Microelectronics Corp.	4,159	176,092
Cavium Inc.[a]	10,200	393,720
Cirrus Logic Inc.[a,b]	11,125	431,539
Cree Inc.[a]	17,775	434,421
Cypress Semiconductor Corp.	55,738	588,036
Diodes Inc.[a]	7,081	133,052
Entegris Inc.[a]	25,367	367,060
Fairchild Semiconductor International Inc.[a]	20,039	397,774
First Solar Inc.[a]	13,665	662,479
Integrated Device Technology Inc.[a]	23,892	480,946
Intel Corp.	842,190	27,623,832
Intersil Corp. Class A	24,105	326,382
KLA-Tencor Corp.	29,069	2,129,304
Lam Research Corp.	28,389	2,386,379
Linear Technology Corp.	42,747	1,989,018
MACOM Technology Solutions Holdings Inc.[a,b]	3,644	120,179
Marvell Technology Group Ltd.	84,211	802,531
Maxim Integrated Products Inc.	50,830	1,814,123
Microchip Technology Inc.	38,407	1,949,539
Micron Technology Inc.[a]	184,423	2,537,660
Microsemi Corp.[a]	20,222	660,855
MKS Instruments Inc.	9,541	410,835
Monolithic Power Systems Inc.	6,627	452,757
NVIDIA Corp.	90,441	4,251,631
ON Semiconductor Corp.[a]	74,158	654,074
Power Integrations Inc.	5,170	258,862
Qorvo Inc.[a,b]	22,800	1,259,928

Security	Shares	Value
QUALCOMM Inc.	261,979	$14,034,215
Rambus Inc.[a,b]	19,951	241,008
Semtech Corp.[a]	11,724	279,735
Silicon Laboratories Inc.[a]	6,838	333,284
Skyworks Solutions Inc.	33,824	2,140,383
SunPower Corp.[a,b]	9,971	154,451
Synaptics Inc.[a]	6,638	356,792
Teradyne Inc.	36,325	715,239
Tessera Technologies Inc.	8,168	250,268
Texas Instruments Inc.	179,101	11,220,678
Veeco Instruments Inc.[a]	7,023	116,301
Xilinx Inc.	45,103	2,080,601

		104,608,536
SOFTWARE — 20.65%
ACI Worldwide Inc.[a]	20,850	406,783
Activision Blizzard Inc.	90,753	3,596,541
Adobe Systems Inc.[a]	89,209	8,545,330
ANSYS Inc.[a]	15,740	1,428,405
Aspen Technology Inc.[a,b]	14,636	588,953
Autodesk Inc.[a]	39,941	2,162,406
Barracuda Networks Inc.[a]	4,165	63,058
Blackbaud Inc.	8,377	568,798
CA Inc.	52,904	1,736,838
Cadence Design Systems Inc.[a]	53,790	1,307,097
CDK Global Inc.	27,772	1,541,068
Citrix Systems Inc.[a]	27,586	2,209,363
CommVault Systems Inc.[a]	7,353	317,576
Ebix Inc.	4,569	218,855
Electronic Arts Inc.[a]	53,762	4,073,009
Ellie Mae Inc.[a]	5,362	491,427
Fair Isaac Corp.	5,574	629,918
FireEye Inc.[a,b]	26,275	432,749
Fortinet Inc.[a]	26,088	824,120
Guidewire Software Inc.[a]	12,838	792,875
HubSpot Inc.[a]	1,855	80,544
Imperva Inc.[a,b]	4,864	209,201
Infoblox Inc.[a]	9,230	173,155
Intuit Inc.	45,630	5,092,764
Manhattan Associates Inc.[a]	12,897	827,085
Mentor Graphics Corp.	18,118	385,189
Microsoft Corp.	1,310,930	67,080,288
MicroStrategy Inc. Class Aa	1,679	293,859
NetSuite Inc.[a,b]	6,712	488,634

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2016

Security	Shares	Value
Nuance Communications Inc.[a]	39,936	$624,200
Open Text Corp.	21,686	1,282,944
Oracle Corp.	555,107	22,720,529
Paycom Software Inc.[a]	6,568	283,803
Paylocity Holding Corp.[a,b]	3,464	149,645
Pegasystems Inc.	6,247	168,357
Progress Software Corp.[a]	8,996	247,030
Proofpoint Inc.[a,b]	7,311	461,251
PTC Inc.[a]	20,493	770,127
Qlik Technologies Inc.[a]	16,699	493,956
RealPage Inc.[a,b]	9,138	204,052
Red Hat Inc.[a]	32,282	2,343,673
Rovi Corp.[a]	16,256	254,244
salesforce.com inc.[a]	113,578	9,019,229
ServiceNow Inc.[a]	27,256	1,809,798
Splunk Inc.[a]	23,645	1,281,086
SS&C Technologies Holdings Inc.	28,704	806,008
Symantec Corp.	108,868	2,236,149
Synchronoss Technologies Inc.[a]	7,232	230,412
Synopsys Inc.[a]	27,144	1,467,947
Tableau Software Inc. Class Aa	9,846	481,666
Take-Two Interactive Software Inc.[a,b]	15,167	575,133
TiVo Inc.[a]	18,164	179,824
Tyler Technologies Inc.[a]	5,812	968,918
Ultimate Software Group Inc. (The)[a]	5,163	1,085,727
Verint Systems Inc.[a]	11,120	368,406
VMware Inc. Class Aa,b	14,139	809,034
Workday Inc. Class Aa,b	21,106	1,575,985
Zendesk Inc.[a,b]	9,874	260,476
Zynga Inc. Class Aa	132,247	329,295

		160,054,792
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.80%
3D Systems Corp.[a,b]	18,466	252,800
Apple Inc.	679,079	64,919,953
BlackBerry Ltd.[a,b]	81,447	546,509
Cray Inc.[a,b]	7,273	217,608
Diebold Inc.	11,647	289,195
Electronics For Imaging Inc.[a]	8,287	356,673
EMC Corp./MA	348,340	9,464,398
Hewlett Packard Enterprise Co.	296,338	5,414,095
HP Inc.	304,915	3,826,683

Security	Shares	Value
Lexmark International Inc. Class A	11,151	$420,950
NCR Corp.[a]	22,152	615,161
NetApp Inc.	51,683	1,270,885
Nimble Storage Inc.[a]	9,516	75,747
Seagate Technology PLC	53,365	1,299,971
Super Micro Computer Inc.[a,b]	6,768	168,185
Western Digital Corp.	50,058	2,365,741

		91,504,554

TOTAL COMMON STOCKS (Cost: $661,205,954)		774,595,228

SHORT-TERM INVESTMENTS — 4.42%

MONEY MARKET FUNDS — 4.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	31,840,033	31,840,033
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,752,795	1,752,795
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	672,755	672,755

		34,265,583

TOTAL SHORT-TERM INVESTMENTS (Cost: $34,265,583)		34,265,583

TOTAL INVESTMENTS IN SECURITIES — 104.34% (Cost: $695,471,537)[f]		808,860,811
Other Assets, Less Liabilities — (4.34)%		(33,657,919)

NET ASSETS — 100.00%		$775,202,892

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $704,379,249. Net unrealized appreciation was $104,481,562, of which $147,418,761 represented gross unrealized appreciation on securities and $42,937,199 represented gross unrealized depreciation on securities.

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$774,595,228	$—	$—	$774,595,228
Money market funds	34,265,583	—	—	34,265,583

Total	$808,860,811	$—	$—	$808,860,811

353

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

COMMUNICATIONS EQUIPMENT — 99.90%
ADTRAN Inc.	34,545	$644,264
Arista Networks Inc.[a,b]	25,189	1,621,668
ARRIS International PLC[a]	96,047	2,013,145
Brocade Communications Systems Inc.	257,656	2,365,282
Ciena Corp.[a]	91,239	1,710,731
Cisco Systems Inc.	149,725	4,295,610
CommScope Holding Co. Inc.[a]	71,295	2,212,284
EchoStar Corp. Class Aa	32,505	1,290,448
F5 Networks Inc.[a]	19,304	2,197,567
Finisar Corp.[a]	75,883	1,328,711
Harris Corp.	53,715	4,481,980
Infinera Corp.[a,b]	99,835	1,126,139
InterDigital Inc./PA	24,401	1,358,648
Ixia[a]	43,786	429,978
Juniper Networks Inc.	186,061	4,184,512
Lumentum Holdings Inc.[a]	33,469	809,950
Motorola Solutions Inc.	63,638	4,198,199
NETGEAR Inc.[a]	22,978	1,092,374
NetScout Systems Inc.[a,b]	66,164	1,472,149
Palo Alto Networks Inc.[a]	32,354	3,967,895
Plantronics Inc.	23,511	1,034,484
Polycom Inc.[a]	95,706	1,076,692
Ubiquiti Networks Inc.[a,b]	17,551	678,522
ViaSat Inc.[a,b]	31,182	2,226,395
Viavi Solutions Inc.[a]	164,085	1,087,884

		48,905,511

TOTAL COMMON STOCKS (Cost: $57,029,620)		48,905,511

SHORT-TERM INVESTMENTS — 6.52%

MONEY MARKET FUNDS — 6.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	3,009,391	3,009,391
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	165,667	165,667

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	17,458	$17,458

		3,192,516

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,192,516)		3,192,516

TOTAL INVESTMENTS IN SECURITIES — 106.42% (Cost: $60,222,136)[f]		52,098,027
Other Assets, Less Liabilities — (6.42)%		(3,143,871)

NET ASSETS — 100.00%		$48,954,156

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $61,007,660. Net unrealized depreciation was $8,909,633, of which $36,587 represented gross unrealized appreciation on securities and $8,946,220 represented gross unrealized depreciation on securities.

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$48,905,511	$—	$—	$48,905,511
Money market funds	3,192,516	—	—	3,192,516

Total	$52,098,027	$—	$—	$52,098,027

355

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

APPLICATION SOFTWARE — 55.66%
ACI Worldwide Inc.[a,b]	207,266	$4,043,760
Adobe Systems Inc.[a]	703,634	67,401,101
ANSYS Inc.[a,b]	156,474	14,200,015
Aspen Technology Inc.[a,b]	145,502	5,855,000
Autodesk Inc.[a,b]	399,162	21,610,631
Blackbaud Inc.	84,432	5,732,933
Cadence Design Systems Inc.[a]	534,731	12,993,963
CDK Global Inc.	276,081	15,319,735
Citrix Systems Inc.[a]	275,664	22,077,930
Ebix Inc.	45,425	2,175,857
Ellie Mae Inc.[a,b]	53,310	4,885,861
Fair Isaac Corp.	55,420	6,263,014
Guidewire Software Inc.[a,b]	128,085	7,910,530
HubSpot Inc.[a]	18,135	787,422
Intuit Inc.	454,358	50,710,896
Manhattan Associates Inc.[a]	128,216	8,222,492
Mentor Graphics Corp.	178,753	3,800,289
MicroStrategy Inc. Class Aa	16,692	2,921,434
Nuance Communications Inc.[a]	396,803	6,202,031
Open Text Corp.	215,586	12,754,068
Paycom Software Inc.[a,b]	66,050	2,854,020
Paylocity Holding Corp.[a,b]	36,269	1,566,821
Pegasystems Inc.	63,750	1,718,063
PTC Inc.[a,b]	203,744	7,656,700
Qlik Technologies Inc.[a]	167,037	4,940,954
RealPage Inc.[a,b]	93,896	2,096,698
salesforce.com inc.[a]	834,106	66,236,357
Splunk Inc.[a]	235,559	12,762,587
SS&C Technologies Holdings Inc.	285,392	8,013,807
Synchronoss Technologies Inc.[a]	71,539	2,279,233
Synopsys Inc.[a]	269,843	14,593,109
TiVo Inc.[a]	176,553	1,747,875
Tyler Technologies Inc.[a,b]	57,777	9,632,004
Ultimate Software Group Inc. (The)[a,b]	51,331	10,794,396
Verint Systems Inc.[a]	110,557	3,662,753
Workday Inc. Class Aa,b	209,823	15,667,483
Zendesk Inc.[a,b]	101,237	2,670,632

		444,762,454

Security	Shares	Value
HOME ENTERTAINMENT SOFTWARE — 10.64%
Activision Blizzard Inc.	905,310	$35,877,435
Electronic Arts Inc.[a,b]	530,477	40,188,937
Take-Two Interactive Software Inc.[a,b]	150,793	5,718,071
Zynga Inc. Class Aa	1,314,975	3,274,288

		85,058,731
SYSTEMS SOFTWARE — 33.67%
Barracuda Networks Inc.[a]	38,926	589,340
CA Inc.	525,922	17,266,019
CommVault Systems Inc.[a]	73,095	3,156,973
FireEye Inc.[a,b]	263,474	4,339,417
Fortinet Inc.[a]	259,353	8,192,961
Imperva Inc.[a,b]	49,226	2,117,210
Infoblox Inc.[a]	94,584	1,774,396
Microsoft Corp.	1,336,797	68,403,902
NetSuite Inc.[a,b]	67,208	4,892,742
Oracle Corp.	1,767,105	72,327,608
Progress Software Corp.[a]	89,432	2,455,803
Proofpoint Inc.[a,b]	73,762	4,653,645
Red Hat Inc.[a,b]	322,464	23,410,886
Rovi Corp.[a,b]	141,600	2,214,624
ServiceNow Inc.[a]	272,224	18,075,674
Symantec Corp.	1,088,228	22,352,203
Tableau Software Inc. Class Aa	97,763	4,782,566
VMware Inc. Class Aa,b	141,359	8,088,562

		269,094,531

TOTAL COMMON STOCKS (Cost: $834,829,159)		798,915,716

SHORT-TERM INVESTMENTS — 8.89%

MONEY MARKET FUNDS — 8.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	66,853,818	66,853,818
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	3,680,306	3,680,306

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	469,367	$469,367

		71,003,491

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,003,491)		71,003,491

TOTAL INVESTMENTS IN SECURITIES — 108.86% (Cost: $905,832,650)[f]		869,919,207
Other Assets, Less Liabilities — (8.86)%		(70,773,834)

NET ASSETS — 100.00%		$799,145,373

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $910,065,018. Net unrealized depreciation was $40,145,811, of which $16,997,149 represented gross unrealized appreciation on securities and $57,142,960 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$798,915,716	$—	$—	$798,915,716
Money market funds	71,003,491	—	—	71,003,491

Total	$869,919,207	$—	$—	$869,919,207

357

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

COMMUNICATIONS EQUIPMENT — 1.18%
Infinera Corp.[a]	222,933	$2,514,684
InterDigital Inc./PA	54,313	3,024,148

		5,538,832
SEMICONDUCTOR EQUIPMENT — 11.41%
Applied Materials Inc.	779,426	18,682,841
ASML Holding NV NYS[b,c]	92,696	9,196,370
Lam Research Corp.	229,847	19,320,939
Teradyne Inc.	319,608	6,293,082

		53,493,232
SEMICONDUCTORS — 87.20%
Analog Devices Inc.	325,359	18,428,334
ARM Holdings PLC ADR[c]	145,728	6,632,081
Broadcom Ltd.	246,610	38,323,194
Cavium Inc.[a]	90,105	3,478,053
Cypress Semiconductor Corp.[c]	490,370	5,173,403
Integrated Device Technology Inc.[a]	210,140	4,230,118
Intel Corp.	1,205,024	39,524,787
Linear Technology Corp.	376,094	17,499,654
Marvell Technology Group Ltd.	814,189	7,759,221
Maxim Integrated Products Inc.	447,212	15,960,996
Microchip Technology Inc.	337,899	17,151,753
Micron Technology Inc.[a]	1,496,347	20,589,735
Microsemi Corp.[a]	177,923	5,814,524
Monolithic Power Systems Inc.	63,352	4,328,209
NVIDIA Corp.	407,396	19,151,686
NXP Semiconductors NVa	402,865	31,560,444
ON Semiconductor Corp.[a]	652,479	5,754,865
Qorvo Inc.[a]	200,605	11,085,432
QUALCOMM Inc.	693,131	37,131,028
Silicon Laboratories Inc.[a]	65,593	3,197,003
Skyworks Solutions Inc.	285,104	18,041,381
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	769,964	20,196,156
Texas Instruments Inc.	628,162	39,354,349
Xilinx Inc.	399,106	18,410,760

		408,777,166

TOTAL COMMON STOCKS
(Cost: $503,275,318)		467,809,230

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	5,233,221	$5,233,221
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	288,089	288,089
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	478,902	478,902

		6,000,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,000,212)		6,000,212

TOTAL INVESTMENTS IN SECURITIES — 101.07%
(Cost: $509,275,530)[g]		473,809,442
Other Assets, Less Liabilities — (1.07)%		(5,004,204)

NET ASSETS — 100.00%		$468,805,238

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $515,247,022. Net unrealized depreciation was $41,437,580, of which $5,998,033 represented gross unrealized appreciation on securities and $47,435,613 represented gross unrealized depreciation on securities.

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$467,809,230	$—	$—	$467,809,230
Money market funds	6,000,212	—	—	6,000,212

Total	$473,809,442	$—	$—	$473,809,442

359

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.42%

HEALTH CARE REITS — 34.30%
Care Capital Properties Inc.	135,663	$3,555,727
CareTrust REIT Inc.[a]	93,897	1,293,901
Community Healthcare Trust Inc.	20,962	443,137
HCP Inc.	550,131	19,463,635
Healthcare Realty Trust Inc.[a]	175,696	6,147,603
Healthcare Trust of America Inc. Class A	227,673	7,362,945
LTC Properties Inc.[a]	63,021	3,260,076
Medical Properties Trust Inc.[a]	398,674	6,063,831
National Health Investors Inc.[a]	59,258	4,449,683
New Senior Investment Group Inc.	128,154	1,368,685
Omega Healthcare Investors Inc.[a]	278,884	9,468,112
Physicians Realty Trust	225,891	4,745,970
Sabra Health Care REIT Inc.[a]	105,702	2,181,161
Senior Housing Properties Trust	384,532	8,009,801
Universal Health Realty Income Trust[a]	16,970	970,345
Ventas Inc.	483,109	35,179,997
Welltower Inc.	510,512	38,885,699

		152,850,308
RESIDENTIAL REITS — 45.03%
American Campus Communities Inc.	218,235	11,538,085
American Homes 4 Rent Class Aa	310,722	6,363,587
Apartment Investment & Management Co. Class A	261,762	11,559,410
AvalonBay Communities Inc.	196,765	35,494,438
Bluerock Residential Growth REIT Inc.	33,162	431,106
Camden Property Trust	144,701	12,794,463
Colony Starwood Homes[a]	81,853	2,489,968
Education Realty Trust Inc.[a]	110,788	5,111,758
Equity Lifestyle Properties Inc.	127,899	10,238,315
Equity Residential	516,601	35,583,477
Essex Property Trust Inc.	89,566	20,429,109
Independence Realty Trust Inc.	55,483	453,851
Mid-America Apartment Communities Inc.	126,034	13,410,018
Monogram Residential Trust Inc.[a]	283,586	2,895,413
NexPoint Residential Trust Inc.	28,237	513,913
Post Properties Inc.	89,677	5,474,781
Preferred Apartment Communities Inc.	38,135	561,347

Security	Shares	Value
Silver Bay Realty Trust Corp.[a]	56,603	$963,949
Sun Communities Inc.	96,316	7,381,658
UDR Inc.	447,321	16,515,091
UMH Properties Inc.[a]	40,701	457,886

		200,661,623
SPECIALIZED REITS — 20.09%
CubeSmart	297,413	9,184,113
Extra Space Storage Inc.[a]	197,072	18,237,043
National Storage Affiliates Trust	38,307	797,552
Public Storage	208,445	53,276,458
Sovran Self Storage Inc.	76,185	7,993,330

		89,488,496

TOTAL COMMON STOCKS
(Cost: $384,159,299)		443,000,427

SHORT-TERM INVESTMENTS — 7.44%

MONEY MARKET FUNDS — 7.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[b,c,d]	31,153,819	31,153,819
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[b,c,d]	1,715,019	1,715,019
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[b,c]	298,191	298,191

		33,167,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,167,029)		33,167,029

TOTAL INVESTMENTS IN SECURITIES — 106.86%
(Cost: $417,326,328)[e]		476,167,456
Other Assets, Less Liabilities — (6.86)%		(30,570,448)

NET ASSETS — 100.00%		$445,597,008

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $423,146,838. Net unrealized appreciation was $53,020,618, of which $62,916,506 represented gross unrealized appreciation on securities and $9,895,888 represented gross unrealized depreciation on securities.

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$443,000,427	$—	$—	$443,000,427
Money market funds	33,167,029	—	—	33,167,029

Total	$476,167,456	$—	$—	$476,167,456

361

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 2.46%
B/E Aerospace Inc.	77,031	$3,556,906
Boeing Co. (The)	451,862	58,683,318
BWX Technologies Inc.	70,346	2,516,276
General Dynamics Corp.	184,892	25,744,362
HEICO Corp.	14,650	978,767
HEICO Corp. Class A	28,830	1,546,730
Hexcel Corp.	69,913	2,911,177
Honeywell International Inc.	576,441	67,051,617
Huntington Ingalls Industries Inc.	35,128	5,902,558
L-3 Communications Holdings Inc.	58,017	8,510,514
Lockheed Martin Corp.	198,687	49,308,153
Northrop Grumman Corp.	126,066	28,021,950
Orbital ATK Inc.	44,006	3,746,671
Raytheon Co.	224,961	30,583,448
Rockwell Collins Inc.	98,749	8,407,490
Spirit AeroSystems Holdings Inc. Class Aa	100,329	4,314,147
Textron Inc.	203,531	7,441,093
TransDigm Group Inc.[a]	37,823	9,973,547
United Technologies Corp.	588,018	60,301,246

		379,499,970
AIR FREIGHT & LOGISTICS — 0.65%
CH Robinson Worldwide Inc.	107,456	7,978,608
Expeditors International of Washington Inc.	137,066	6,721,717
FedEx Corp.	189,055	28,694,768
United Parcel Service Inc. Class B	523,988	56,443,987

		99,839,080
AIRLINES — 0.49%
Alaska Air Group Inc.	90,331	5,265,394
American Airlines Group Inc.	435,772	12,336,705
Copa Holdings SA Class Ab	23,481	1,227,117
Delta Air Lines Inc.	584,368	21,288,526
JetBlue Airways Corp.[a]	242,999	4,024,064
Southwest Airlines Co.	484,419	18,994,069
Spirit Airlines Inc.[a,b]	54,231	2,433,345
United Continental Holdings Inc.[a]	253,418	10,400,275

		75,969,495

Security	Shares	Value
AUTO COMPONENTS — 0.36%
BorgWarner Inc.	163,890	$4,838,033
Delphi Automotive PLC	206,127	12,903,550
Gentex Corp.	213,651	3,300,908
Goodyear Tire & Rubber Co. (The)	201,713	5,175,955
Johnson Controls Inc.	491,799	21,767,024
Lear Corp.	55,724	5,670,474
Visteon Corp.	25,954	1,708,033

		55,363,977
AUTOMOBILES — 0.61%
Ford Motor Co.	2,940,981	36,968,131
General Motors Co.	1,061,985	30,054,176
Harley-Davidson Inc.	136,668	6,191,060
Tesla Motors Inc.[a,b]	88,728	18,835,180
Thor Industries Inc.	36,295	2,349,738

		94,398,285
BANKS — 4.99%
Associated Banc-Corp.	114,032	1,955,649
Bank of America Corp.	7,787,245	103,336,741
Bank of Hawaii Corp.	32,532	2,238,202
BankUnited Inc.	74,861	2,299,730
BB&T Corp.	616,282	21,945,802
BOK Financial Corp.	19,343	1,212,806
CIT Group Inc.	150,235	4,793,999
Citigroup Inc.	2,224,701	94,305,075
Citizens Financial Group Inc.	399,976	7,991,520
Comerica Inc.	132,462	5,448,162
Commerce Bancshares Inc./MO	62,689	3,002,803
Cullen/Frost Bankers Inc.	40,530	2,582,977
East West Bancorp. Inc.	107,933	3,689,150
Fifth Third Bancorp.	577,274	10,154,250
First Horizon National Corp.	173,618	2,392,456
First Niagara Financial Group Inc.	263,794	2,569,354
First Republic Bank/CA	110,046	7,702,120
Huntington Bancshares Inc./OH	598,619	5,351,654
JPMorgan Chase & Co.	2,758,101	171,388,396
KeyCorp	633,797	7,003,457
M&T Bank Corp.	112,918	13,350,295
PacWest Bancorp.	89,498	3,560,230
People’s United Financial Inc.	234,264	3,434,310
PNC Financial Services Group Inc. (The)[c]	378,314	30,790,976

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Popular Inc.	77,456	$2,269,461
Regions Financial Corp.	957,772	8,150,640
Signature Bank/New York NYa	39,848	4,977,812
SunTrust Banks Inc.	378,981	15,568,540
SVB Financial Group[a]	39,052	3,716,188
Synovus Financial Corp.	94,913	2,751,528
TCF Financial Corp.	118,411	1,497,899
U.S. Bancorp.	1,229,902	49,601,948
Wells Fargo & Co.	3,462,077	163,860,104
Western Alliance Bancorp.[a]	70,380	2,297,907
Zions BanCorp.	151,369	3,803,903

		770,996,044
BEVERAGES — 2.10%
Brown-Forman Corp. Class A	20,698	2,236,005
Brown-Forman Corp. Class B	75,103	7,492,275
Coca-Cola Co. (The)	2,951,462	133,789,772
Constellation Brands Inc. Class A	125,476	20,753,730
Dr Pepper Snapple Group Inc.	139,941	13,522,499
Molson Coors Brewing Co. Class B	129,797	13,126,371
Monster Beverage Corp.[a]	112,641	18,102,535
PepsiCo Inc.	1,094,187	115,918,171

		324,941,358
BIOTECHNOLOGY — 2.95%
AbbVie Inc.	1,225,812	75,890,021
ACADIA Pharmaceuticals Inc.[a,b]	68,189	2,213,415
Agios Pharmaceuticals Inc.[a,b]	21,406	896,804
Alexion Pharmaceuticals Inc.[a]	164,569	19,215,076
Alkermes PLC[a]	113,459	4,903,698
Alnylam Pharmaceuticals Inc.[a,b]	56,457	3,132,799
Amgen Inc.	569,113	86,590,543
Biogen Inc.[a]	165,742	40,079,730
BioMarin Pharmaceutical Inc.[a]	122,498	9,530,344
Celgene Corp.[a]	581,951	57,397,827
Gilead Sciences Inc.	1,003,670	83,726,151
Incyte Corp.[a]	122,848	9,825,383
Intercept Pharmaceuticals Inc.[a,b]	12,373	1,765,380
Intrexon Corp.[a,b]	41,731	1,027,000
Ionis Pharmaceuticals Inc.[a,b]	91,232	2,124,793
Juno Therapeutics Inc.[a,b]	47,361	1,820,557
Medivation Inc.[a]	120,222	7,249,387
Neurocrine Biosciences Inc.[a]	64,826	2,946,342
OPKO Health Inc.[a,b]	242,642	2,266,276

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[a]	58,731	$20,510,627
Seattle Genetics Inc.[a,b]	72,570	2,932,554
United Therapeutics Corp.[a]	33,231	3,519,828
Vertex Pharmaceuticals Inc.[a]	186,029	16,002,215

		455,566,750
BUILDING PRODUCTS — 0.24%
Allegion PLC	72,462	5,031,037
AO Smith Corp.	55,531	4,892,836
Armstrong World Industries Inc.[a]	35,015	1,370,837
Fortune Brands Home & Security Inc.	115,278	6,682,666
Lennox International Inc.	30,083	4,289,836
Masco Corp.	250,469	7,749,511
Owens Corning	86,514	4,457,201
USG Corp.[a]	65,715	1,771,676

		36,245,600
CAPITAL MARKETS — 1.72%
Affiliated Managers Group Inc.[a,b]	40,607	5,716,247
Ameriprise Financial Inc.	118,520	10,649,022
Artisan Partners Asset Management Inc.	28,056	776,590
Bank of New York Mellon Corp. (The)	793,145	30,813,683
BlackRock Inc.[c]	94,654	32,421,835
Charles Schwab Corp. (The)	883,087	22,350,932
E*TRADE Financial Corp.[a]	210,686	4,949,014
Eaton Vance Corp. NVS	82,749	2,924,350
Federated Investors Inc. Class B	67,259	1,935,714
Franklin Resources Inc.	272,448	9,091,590
Goldman Sachs Group Inc. (The)	292,167	43,410,173
Interactive Brokers Group Inc. Class A	47,674	1,687,660
Invesco Ltd.	310,545	7,931,319
Lazard Ltd. Class A	96,214	2,865,253
Legg Mason Inc.	79,325	2,339,294
LPL Financial Holdings Inc.	64,808	1,460,124
Morgan Stanley	1,081,456	28,096,227
Northern Trust Corp.	156,342	10,359,221
NorthStar Asset Management Group Inc./New York	139,136	1,420,578
Raymond James Financial Inc.	95,470	4,706,671
SEI Investments Co.	96,346	4,635,206
State Street Corp.	298,123	16,074,792

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
T Rowe Price Group Inc.	183,312	$13,376,277
TD Ameritrade Holding Corp.	187,671	5,343,932

		265,335,704
CHEMICALS — 2.11%
Air Products & Chemicals Inc.	148,278	21,061,407
Albemarle Corp.	84,610	6,710,419
Ashland Inc.	46,848	5,376,745
Axalta Coating Systems Ltd.[a]	124,213	3,295,371
Cabot Corp.	47,035	2,147,618
Celanese Corp. Series A	111,325	7,286,221
CF Industries Holdings Inc.	175,664	4,233,502
Dow Chemical Co. (The)	849,864	42,246,740
Eastman Chemical Co.	111,696	7,584,158
Ecolab Inc.	197,225	23,390,885
EI du Pont de Nemours & Co.	662,181	42,909,329
FMC Corp.	100,819	4,668,928
Huntsman Corp.	149,451	2,010,116
International Flavors & Fragrances Inc.	60,394	7,613,872
LyondellBasell Industries NV Class A	262,934	19,567,548
Monsanto Co.	330,394	34,166,044
Mosaic Co. (The)	264,226	6,917,437
NewMarket Corp.	5,550	2,299,809
Platform Specialty Products Corp.[a,b]	123,972	1,100,871
PPG Industries Inc.	200,969	20,930,921
Praxair Inc.	216,322	24,312,430
RPM International Inc.	98,357	4,912,932
Scotts Miracle-Gro Co. (The) Class A	33,998	2,376,800
Sherwin-Williams Co. (The)	60,976	17,906,822
Valspar Corp. (The)	59,196	6,394,944
Westlake Chemical Corp.	28,582	1,226,739
WR Grace & Co.	53,151	3,891,185

		326,539,793
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Cintas Corp.	67,013	6,575,986
Clean Harbors Inc.[a,b]	39,456	2,056,052
Copart Inc.[a]	73,759	3,614,929
Covanta Holding Corp.	89,698	1,475,532
KAR Auction Services Inc.	103,901	4,336,828
Pitney Bowes Inc.	144,260	2,567,828

Security	Shares	Value
Republic Services Inc.	177,995	$9,132,923
Rollins Inc.	72,619	2,125,558
RR Donnelley & Sons Co.	157,319	2,661,837
Stericycle Inc.[a,b]	62,196	6,475,848
Tyco International PLC	301,145	12,828,777
Waste Management Inc.	336,033	22,268,907

		76,121,005
COMMUNICATIONS EQUIPMENT — 1.03%
Arista Networks Inc.[a,b]	29,417	1,893,866
ARRIS International PLC[a]	142,254	2,981,644
Brocade Communications Systems Inc.	353,864	3,248,472
Cisco Systems Inc.	3,813,517	109,409,803
CommScope Holding Co. Inc.[a]	96,570	2,996,567
EchoStar Corp. Class Aa	34,411	1,366,117
F5 Networks Inc.[a]	50,638	5,764,630
Harris Corp.	94,229	7,862,468
Juniper Networks Inc.	281,839	6,338,559
Motorola Solutions Inc.	131,793	8,694,384
Palo Alto Networks Inc.[a,b]	65,619	8,047,514

		158,604,024
CONSTRUCTION & ENGINEERING — 0.14%
AECOM[a]	114,897	3,650,278
Chicago Bridge & Iron Co. NV	78,644	2,723,442
Fluor Corp.	105,164	5,182,482
Jacobs Engineering Group Inc.[a]	90,357	4,500,682
KBR Inc.	108,433	1,435,653
Quanta Services Inc.[a]	108,483	2,508,127
Valmont Industries Inc.	16,749	2,265,637

		22,266,301
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	35,264	2,720,618
Martin Marietta Materials Inc.	47,954	9,207,168
Vulcan Materials Co.	100,004	12,036,481

		23,964,267
CONSUMER FINANCE — 0.70%
Ally Financial Inc.[a]	335,060	5,719,474
American Express Co.	605,913	36,815,274
Capital One Financial Corp.	386,765	24,563,445
Credit Acceptance Corp.[a,b]	6,419	1,188,028
Discover Financial Services	310,205	16,623,886
Navient Corp.	248,191	2,965,882
OneMain Holdings Inc.[a,b]	40,785	930,714

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Santander Consumer USA Holdings Inc.[a]	79,557	$821,824
SLM Corp.[a]	326,492	2,017,721
Synchrony Financial[a]	631,818	15,972,359

		107,618,607
CONTAINERS & PACKAGING — 0.47%
AptarGroup Inc.	46,663	3,692,443
Avery Dennison Corp.	67,672	5,058,482
Ball Corp.	129,010	9,326,133
Bemis Co. Inc.	71,108	3,661,351
Berry Plastics Group Inc.[a]	91,171	3,541,993
Crown Holdings Inc.[a]	101,536	5,144,829
Graphic Packaging Holding Co.	244,322	3,063,798
International Paper Co.	309,874	13,132,460
Owens-Illinois Inc.[a]	122,933	2,214,023
Packaging Corp. of America	70,495	4,718,231
Sealed Air Corp.	148,269	6,815,926
Silgan Holdings Inc.	31,421	1,616,925
Sonoco Products Co.	74,833	3,716,207
WestRock Co.	189,036	7,347,829

		73,050,630
DISTRIBUTORS — 0.14%
Genuine Parts Co.	110,307	11,168,584
LKQ Corp.[a]	230,346	7,301,968
Pool Corp.	30,444	2,862,649

		21,333,201
DIVERSIFIED CONSUMER SERVICES — 0.09%
Graham Holdings Co. Class B	3,271	1,601,285
H&R Block Inc.	169,466	3,897,718
Service Corp. International/U.S.	141,524	3,826,809
ServiceMaster Global Holdings Inc.[a,b]	102,266	4,070,187

		13,395,999
DIVERSIFIED FINANCIAL SERVICES — 2.08%
Berkshire Hathaway Inc. Class Ba	1,432,760	207,449,321
CBOE Holdings Inc.	61,092	4,069,949
CME Group Inc./IL	255,926	24,927,192
FactSet Research Systems Inc.	30,181	4,871,817
Intercontinental Exchange Inc.	89,147	22,818,066
Leucadia National Corp.	248,067	4,299,001
MarketAxess Holdings Inc.	27,651	4,020,455
Moody’s Corp.	127,903	11,985,790
Morningstar Inc.	13,497	1,103,785

Security	Shares	Value
MSCI Inc.	68,690	$5,297,373
Nasdaq Inc.	84,585	5,470,112
S&P Global Inc.	199,745	21,424,649
Voya Financial Inc.	154,304	3,820,567

		321,558,077
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.69%
AT&T Inc.	4,667,845	201,697,582
CenturyLink Inc.	406,042	11,779,278
Frontier Communications Corp.	881,338	4,353,810
Level 3 Communications Inc.[a]	220,718	11,364,770
SBA Communications Corp. Class Aa	93,955	10,141,503
Verizon Communications Inc.	3,091,705	172,640,807
Zayo Group Holdings Inc.[a]	123,155	3,439,719

		415,417,469
ELECTRIC UTILITIES — 2.16%
Alliant Energy Corp.	171,532	6,809,820
American Electric Power Co. Inc.	372,996	26,143,290
Avangrid Inc.	42,303	1,948,476
Duke Energy Corp.	522,285	44,806,830
Edison International	239,732	18,619,984
Entergy Corp.	135,162	10,995,429
Eversource Energy	239,794	14,363,661
Exelon Corp.	672,197	24,441,083
FirstEnergy Corp.	321,363	11,218,782
Great Plains Energy Inc.	117,083	3,559,323
Hawaiian Electric Industries Inc.	81,435	2,670,254
ITC Holdings Corp.	113,589	5,318,237
NextEra Energy Inc.	348,877	45,493,561
OGE Energy Corp.	150,807	4,938,929
PG&E Corp.	376,293	24,052,649
Pinnacle West Capital Corp.	83,623	6,778,480
PPL Corp.	513,991	19,403,160
Southern Co. (The)	711,811	38,174,424
Westar Energy Inc.	106,752	5,987,720
Xcel Energy Inc.	384,170	17,203,133

		332,927,225
ELECTRICAL EQUIPMENT — 0.52%
Acuity Brands Inc.	32,846	8,144,494
AMETEK Inc.	173,865	8,037,779
Eaton Corp. PLC	346,651	20,705,464
Emerson Electric Co.	485,456	25,321,385
Hubbell Inc.	41,398	4,366,247

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Regal Beloit Corp.	34,010	$1,872,251
Rockwell Automation Inc.	98,094	11,263,153
Solarcity Corp.[a,b]	49,330	1,180,467

		80,891,240
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Amphenol Corp. Class A	226,529	12,986,908
Arrow Electronics Inc.[a]	68,580	4,245,102
Avnet Inc.	96,768	3,920,072
CDW Corp./DE	122,739	4,919,379
Cognex Corp.	61,265	2,640,521
Corning Inc.	813,099	16,652,268
Dolby Laboratories Inc. Class A	38,541	1,844,187
FEI Co.	30,866	3,298,958
Fitbit Inc.[a,b]	95,069	1,161,743
FLIR Systems Inc.	103,939	3,216,912
Ingram Micro Inc. Class A	109,627	3,812,827
IPG Photonics Corp.[a,b]	26,692	2,135,360
Jabil Circuit Inc.	141,028	2,604,787
Keysight Technologies Inc.[a,b]	129,447	3,765,613
National Instruments Corp.	77,996	2,137,090
Trimble Navigation Ltd.[a]	189,911	4,626,232
VeriFone Systems Inc.[a]	84,784	1,571,895
Zebra Technologies Corp. Class Aa,b	39,075	1,957,658

		77,497,512
ENERGY EQUIPMENT & SERVICES — 1.11%
Baker Hughes Inc.	331,042	14,939,925
Diamond Offshore Drilling Inc.	48,949	1,190,929
Dril-Quip Inc.[a,b]	28,516	1,666,190
Ensco PLC Class A	227,966	2,213,550
FMC Technologies Inc.[a]	171,760	4,580,839
Frank’s International NV	27,652	403,996
Halliburton Co.	649,325	29,407,929
Helmerich & Payne Inc.	73,284	4,919,555
Nabors Industries Ltd.	207,973	2,090,129
National Oilwell Varco Inc.	285,255	9,598,831
Noble Corp. PLC	185,381	1,527,539
Oceaneering International Inc.	74,383	2,221,076
Patterson-UTI Energy Inc.	110,039	2,346,032
Rowan Companies PLC Class A	95,967	1,694,777
RPC Inc.[b]	45,068	699,906
Schlumberger Ltd.	1,054,407	83,382,506

Security	Shares	Value
Superior Energy Services Inc.	112,605	$2,073,058
Transocean Ltd.	260,399	3,096,144
Weatherford International PLC[a,b]	671,455	3,726,575

		171,779,486
FOOD & STAPLES RETAILING — 2.17%
Casey’s General Stores Inc.	29,323	3,856,268
Costco Wholesale Corp.	329,952	51,815,662
CVS Health Corp.	812,955	77,832,312
Kroger Co. (The)	720,241	26,497,666
Rite Aid Corp.[a]	776,185	5,813,625
Sprouts Farmers Market Inc.[a,b]	105,290	2,411,141
Sysco Corp.	397,589	20,173,666
U.S. Foods Holding Corp.[a]	33,678	816,355
Wal-Mart Stores Inc.	1,146,107	83,688,733
Walgreens Boots Alliance Inc.	651,296	54,233,418
Whole Foods Market Inc.	245,299	7,854,474

		334,993,320
FOOD PRODUCTS — 1.89%
Archer-Daniels-Midland Co.	435,854	18,693,778
Blue Buffalo Pet Products Inc.[a,b]	44,985	1,049,950
Bunge Ltd.	104,918	6,205,900
Campbell Soup Co.	140,725	9,362,434
ConAgra Foods Inc.	330,118	15,782,942
Flowers Foods Inc.	131,942	2,473,913
General Mills Inc.	450,266	32,112,971
Hain Celestial Group Inc. (The)[a]	76,719	3,816,770
Hershey Co. (The)	105,886	12,017,002
Hormel Foods Corp.	204,361	7,479,613
Ingredion Inc.	54,163	7,009,234
JM Smucker Co. (The)	87,499	13,335,723
Kellogg Co.	187,613	15,318,601
Kraft Heinz Co. (The)	451,536	39,951,905
McCormick & Co. Inc./MD	87,304	9,312,718
Mead Johnson Nutrition Co.	141,111	12,805,823
Mondelez International Inc. Class A	1,131,622	51,500,117
Pilgrim’s Pride Corp.	44,650	1,137,682
Pinnacle Foods Inc.	87,097	4,031,720
Post Holdings Inc.[a]	48,381	4,000,625
TreeHouse Foods Inc.[a]	41,328	4,242,319
Tyson Foods Inc. Class A	220,699	14,740,486
WhiteWave Foods Co. (The)[a]	131,309	6,163,644

		292,545,870

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
GAS UTILITIES — 0.18%
AGL Resources Inc.	90,652	$5,980,312
Atmos Energy Corp.	76,405	6,213,255
National Fuel Gas Co.	55,576	3,161,163
Piedmont Natural Gas Co. Inc.	60,599	3,643,212
Questar Corp.	132,184	3,353,508
UGI Corp.	129,834	5,874,988

		28,226,438
HEALTH CARE EQUIPMENT & SUPPLIES — 2.50%
Abbott Laboratories	1,112,287	43,724,002
ABIOMED Inc.[a]	29,940	3,272,142
Alere Inc.[a]	65,288	2,721,204
Align Technology Inc.[a]	54,456	4,386,431
Baxter International Inc.	376,943	17,045,362
Becton Dickinson and Co.	158,414	26,865,430
Boston Scientific Corp.[a]	1,020,940	23,859,368
Cooper Companies Inc. (The)	35,848	6,150,441
CR Bard Inc.	55,654	13,087,595
DENTSPLY SIRONA Inc.	173,546	10,766,794
DexCom Inc.[a]	62,013	4,919,491
Edwards Lifesciences Corp.[a]	159,422	15,899,156
Hill-Rom Holdings Inc.	49,369	2,490,666
Hologic Inc.[a]	210,621	7,287,486
IDEXX Laboratories Inc.[a]	66,987	6,220,413
Intuitive Surgical Inc.[a]	28,608	18,921,617
Medtronic PLC	1,062,445	92,188,353
ResMed Inc.	105,264	6,655,843
St. Jude Medical Inc.	210,194	16,395,132
Stryker Corp.	254,843	30,537,837
Teleflex Inc.	32,948	5,842,010
Varian Medical Systems Inc.[a,b]	71,943	5,915,873
West Pharmaceutical Services Inc.	54,153	4,109,130
Zimmer Biomet Holdings Inc.	139,402	16,781,213

		386,042,989
HEALTH CARE PROVIDERS & SERVICES — 2.64%
Acadia Healthcare Co. Inc.[a]	54,954	3,044,452
Aetna Inc.	256,971	31,383,868
AmerisourceBergen Corp.	134,332	10,655,214
Amsurg Corp.[a]	40,591	3,147,426
Anthem Inc.	199,523	26,205,351
Brookdale Senior Living Inc.[a,b]	140,942	2,176,144
Cardinal Health Inc.	246,642	19,240,542

Security	Shares	Value
Centene Corp.[a]	126,209	$9,007,536
Cigna Corp.	192,230	24,603,518
DaVita HealthCare Partners Inc.[a]	126,523	9,782,758
Envision Healthcare Holdings Inc.[a]	140,908	3,574,836
Express Scripts Holding Co.[a]	479,105	36,316,159
HCA Holdings Inc.[a]	232,587	17,911,525
Henry Schein Inc.[a]	61,809	10,927,831
Humana Inc.	112,937	20,315,108
Laboratory Corp. of America Holdings[a]	77,251	10,063,488
LifePoint Health Inc.[a]	30,378	1,985,810
McKesson Corp.	170,243	31,775,856
MEDNAX Inc.[a]	69,613	5,042,070
Patterson Companies Inc.	63,878	3,059,117
Premier Inc.[a,b]	34,470	1,127,169
Quest Diagnostics Inc.	106,917	8,704,113
Tenet Healthcare Corp.[a,b]	60,471	1,671,418
UnitedHealth Group Inc.	710,206	100,281,087
Universal Health Services Inc. Class B	64,606	8,663,665
VCA Inc.[a]	58,637	3,964,448
WellCare Health Plans Inc.[a]	33,441	3,587,551

		408,218,060
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	140,744	1,787,449
athenahealth Inc.[a,b]	29,372	4,053,630
Cerner Corp.[a,b]	222,045	13,011,837
IMS Health Holdings Inc.[a]	114,104	2,893,677
Inovalon Holdings Inc.[a,b]	44,495	801,355
Veeva Systems Inc.[a]	72,430	2,471,312

		25,019,260
HOTELS, RESTAURANTS & LEISURE — 1.93%
Aramark	182,777	6,108,407
Brinker International Inc.	42,157	1,919,408
Carnival Corp.	308,090	13,617,578
Chipotle Mexican Grill Inc.[a,b]	21,322	8,587,649
Choice Hotels International Inc.	24,872	1,184,405
Darden Restaurants Inc.	87,937	5,569,930
Domino’s Pizza Inc.	37,580	4,937,260
Dunkin’ Brands Group Inc.	69,169	3,017,152
Extended Stay America Inc.	55,544	830,383

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Hilton Worldwide Holdings Inc.	395,550	$8,911,741
Hyatt Hotels Corp. Class Aa,b	18,008	884,913
International Game Technology PLC	71,283	1,335,843
Las Vegas Sands Corp.	274,518	11,938,788
Marriott International Inc./MD Class Ab	141,134	9,379,766
McDonald’s Corp.	665,755	80,116,957
MGM Resorts International[a]	357,913	8,099,571
Norwegian Cruise Line Holdings Ltd.[a]	120,030	4,781,995
Panera Bread Co. Class Aa,b	16,855	3,572,249
Royal Caribbean Cruises Ltd.	127,124	8,536,377
Six Flags Entertainment Corp.	54,395	3,152,190
Starbucks Corp.	1,080,552	61,721,130
Starwood Hotels & Resorts Worldwide Inc.	127,611	9,436,833
Vail Resorts Inc.	27,159	3,754,189
Wendy’s Co. (The)	159,621	1,535,554
Wyndham Worldwide Corp.	83,674	5,960,099
Wynn Resorts Ltd.	60,715	5,503,208
Yum! Brands Inc.	292,493	24,253,519

		298,647,094
HOUSEHOLD DURABLES — 0.52%
CalAtlantic Group Inc.	56,347	2,068,498
DR Horton Inc.	254,628	8,015,690
Garmin Ltd.	84,070	3,566,250
Harman International Industries Inc.	53,363	3,832,531
Leggett & Platt Inc.	99,993	5,110,642
Lennar Corp. Class A	136,423	6,289,100
Lennar Corp. Class B	7,289	271,515
Mohawk Industries Inc.[a]	46,538	8,831,051
Newell Brands Inc.	332,034	16,126,891
NVR Inc.[a]	2,639	4,698,317
PulteGroup Inc.	261,856	5,103,574
Tempur Sealy International Inc.[a,b]	40,159	2,221,596
Toll Brothers Inc.[a]	116,629	3,138,486
Tupperware Brands Corp.	38,306	2,155,862
Whirlpool Corp.	56,077	9,344,671

		80,774,674
HOUSEHOLD PRODUCTS — 1.84%
Church & Dwight Co. Inc.	96,838	9,963,662

Security	Shares	Value
Clorox Co. (The)	97,822	$13,537,586
Colgate-Palmolive Co.	657,328	48,116,410
Energizer Holdings Inc.	46,613	2,400,103
Kimberly-Clark Corp.	272,146	37,414,632
Procter & Gamble Co. (The)	2,018,758	170,928,240
Spectrum Brands Holdings Inc.	18,919	2,257,226

		284,617,859
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	498,015	6,215,227
Calpine Corp.[a,b]	269,708	3,978,193
NRG Energy Inc.	237,796	3,564,562

		13,757,982
INDUSTRIAL CONGLOMERATES — 2.34%
3M Co.	445,690	78,049,233
Carlisle Companies Inc.	47,223	4,990,527
Danaher Corp.	458,311	46,289,411
General Electric Co.	6,972,519	219,494,898
Roper Technologies Inc.	75,386	12,857,836

		361,681,905
INSURANCE — 2.85%
Aflac Inc.	304,621	21,981,451
Alleghany Corp.[a]	11,268	6,192,667
Allied World Assurance Co. Holdings AG	65,976	2,318,397
Allstate Corp. (The)	283,455	19,827,677
American Financial Group Inc./OH	51,550	3,811,091
American International Group Inc.	840,091	44,432,413
American National Insurance Co.	5,658	640,203
AmTrust Financial Services Inc.	66,574	1,631,063
Aon PLC	199,247	21,763,750
Arch Capital Group Ltd.[a]	86,519	6,229,368
Arthur J Gallagher & Co.	132,413	6,302,859
Aspen Insurance Holdings Ltd.	45,868	2,127,358
Assurant Inc.	46,591	4,021,269
Assured Guaranty Ltd.	100,352	2,545,930
Axis Capital Holdings Ltd.	68,975	3,793,625
Brown & Brown Inc.	87,799	3,289,829
Chubb Ltd.	350,063	45,756,735
Cincinnati Financial Corp.	113,158	8,474,403
CNA Financial Corp.	20,846	654,981
Endurance Specialty Holdings Ltd.	48,212	3,237,918

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Erie Indemnity Co. Class A	18,499	$1,837,691
Everest Re Group Ltd.	31,751	5,799,955
First American Financial Corp.	80,404	3,233,849
FNF Group	198,162	7,431,075
Hanover Insurance Group Inc. (The)	31,893	2,698,786
Hartford Financial Services Group Inc. (The)	296,429	13,155,519
Lincoln National Corp.	180,299	6,990,192
Loews Corp.	212,145	8,717,038
Markel Corp.[a]	10,305	9,818,398
Marsh & McLennan Companies Inc.	394,919	27,036,155
Mercury General Corp.	12,439	661,257
MetLife Inc.	704,740	28,069,794
Old Republic International Corp.	182,335	3,517,242
Principal Financial Group Inc.	202,043	8,305,988
ProAssurance Corp.	39,622	2,121,758
Progressive Corp. (The)	439,358	14,718,493
Prudential Financial Inc.	334,923	23,893,407
Reinsurance Group of America Inc.	48,195	4,674,433
RenaissanceRe Holdings Ltd.	32,021	3,760,546
Torchmark Corp.	89,659	5,542,719
Travelers Companies Inc. (The)	221,144	26,324,982
Unum Group	179,634	5,710,565
Validus Holdings Ltd.	56,688	2,754,470
White Mountains Insurance Group Ltd.	3,548	2,987,416
WR Berkley Corp.	72,808	4,362,655
XL Group PLC	209,164	6,967,253

		440,124,623
INTERNET & CATALOG RETAIL — 2.03%
Amazon.com Inc.[a]	294,676	210,876,039
Expedia Inc.	90,128	9,580,606
Groupon Inc.[a,b]	276,207	897,673
Liberty Interactive Corp. QVC Group Series Aa	335,115	8,501,868
Liberty Ventures Series Aa,b	100,405	3,722,013
Netflix Inc.[a,b]	308,893	28,257,532
Priceline Group Inc. (The)[a]	37,476	46,785,413
TripAdvisor Inc.[a,b]	85,951	5,526,649

		314,147,793

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 3.93%
Akamai Technologies Inc.[a]	130,070	$7,274,815
Alphabet Inc. Class Aa	222,434	156,488,992
Alphabet Inc. Class Ca	224,816	155,595,154
CoStar Group Inc.[a,b]	24,168	5,284,575
eBay Inc.[a]	809,377	18,947,516
Facebook Inc. Class Aa,b	1,700,105	194,287,999
GoDaddy Inc. Class Aa,b	35,115	1,095,237
IAC/InterActiveCorp	53,077	2,988,235
LinkedIn Corp. Class Aa	88,738	16,793,667
Match Group Inc.[a,b]	21,846	329,328
Pandora Media Inc.[a,b]	165,989	2,066,563
Rackspace Hosting Inc.[a,b]	80,670	1,682,776
Twitter Inc.[a,b]	478,501	8,091,452
VeriSign Inc.[a,b]	71,615	6,191,833
Yahoo! Inc.[a]	656,881	24,672,450
Yelp Inc.[a]	51,372	1,559,654
Zillow Group Inc. Class Aa,b	38,608	1,414,983
Zillow Group Inc. Class Ca,b	77,327	2,805,424

		607,570,653
IT SERVICES — 3.76%
Accenture PLC Class A	472,399	53,518,083
Alliance Data Systems Corp.[a]	43,576	8,537,410
Amdocs Ltd.	111,763	6,450,960
Automatic Data Processing Inc.	345,271	31,720,047
Black Knight Financial Services Inc. Class Aa,b	17,454	656,270
Booz Allen Hamilton Holding Corp.	85,676	2,539,437
Broadridge Financial Solutions Inc.	88,854	5,793,281
Cognizant Technology Solutions Corp. Class Aa	457,554	26,190,391
Computer Sciences Corp.	104,797	5,203,171
CoreLogic Inc./U.S.[a]	67,170	2,584,702
CSRA Inc.	123,331	2,889,645
DST Systems Inc.	24,783	2,885,485
Euronet Worldwide Inc.[a]	37,604	2,601,821
Fidelity National Information Services Inc.	245,934	18,120,417
First Data Corp. Class Aa	236,056	2,613,140
Fiserv Inc.[a]	167,628	18,226,192
FleetCor Technologies Inc.[a]	69,143	9,896,438

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Gartner Inc.[a]	60,309	$5,874,700
Genpact Ltd.[a]	113,451	3,045,025
Global Payments Inc.	115,787	8,264,876
International Business Machines Corp.	666,096	101,100,051
Jack Henry & Associates Inc.	59,413	5,184,972
Leidos Holdings Inc.	50,188	2,402,500
MasterCard Inc. Class A	730,054	64,288,555
Paychex Inc.	243,551	14,491,284
PayPal Holdings Inc.[a]	857,248	31,298,124
Sabre Corp.	156,284	4,186,848
Square Inc.[a,b]	38,999	352,941
Teradata Corp.[a,b]	99,494	2,494,315
Total System Services Inc.	125,362	6,657,976
Vantiv Inc. Class Aa	116,913	6,617,276
Visa Inc. Class A	1,443,688	107,078,339
Western Union Co. (The)	371,501	7,125,389
WEX Inc.[a]	29,467	2,612,839
Xerox Corp.	759,844	7,210,919

		580,713,819
LEISURE PRODUCTS — 0.16%
Brunswick Corp./DE	68,951	3,124,859
Hasbro Inc.	84,806	7,122,856
Mattel Inc.	257,502	8,057,238
Polaris Industries Inc.[b]	45,417	3,713,294
Vista Outdoor Inc.[a]	45,741	2,183,218

		24,201,465
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Agilent Technologies Inc.	245,498	10,890,291
Bio-Rad Laboratories Inc. Class Aa	15,603	2,231,541
Bio-Techne Corp.	27,918	3,148,313
Bruker Corp.	78,868	1,793,458
Charles River Laboratories International Inc.[a]	35,084	2,892,325
Illumina Inc.[a]	110,431	15,502,304
Mettler-Toledo International Inc.[a]	19,817	7,231,620
PerkinElmer Inc.	81,901	4,293,250
QIAGEN NVa	172,921	3,771,407
Quintiles Transnational Holdings Inc.[a]	62,236	4,065,256
Thermo Fisher Scientific Inc.	297,034	43,889,744
VWR Corp.[a,b]	58,796	1,699,204
Waters Corp.[a]	57,957	8,151,652

		109,560,365

Security	Shares	Value
MACHINERY — 1.46%
AGCO Corp.[b]	53,443	$2,518,769
Allison Transmission Holdings Inc.	106,741	3,013,298
Caterpillar Inc.	422,486	32,028,664
Colfax Corp.[a]	75,187	1,989,448
Crane Co.	36,827	2,088,827
Cummins Inc.	119,247	13,408,133
Deere & Co.[b]	238,534	19,330,795
Donaldson Co. Inc.	95,724	3,289,077
Dover Corp.	115,781	8,025,939
Flowserve Corp.	98,041	4,428,512
Graco Inc.	41,910	3,310,471
IDEX Corp.	57,332	4,706,957
Illinois Tool Works Inc.	223,169	23,245,283
Ingersoll-Rand PLC	194,368	12,377,354
ITT Inc.	68,411	2,187,784
Lincoln Electric Holdings Inc.	46,089	2,722,938
Manitowoc Foodservice Inc.[a,b]	95,282	1,678,869
Middleby Corp. (The)[a]	42,824	4,935,466
Nordson Corp.	43,125	3,605,681
Oshkosh Corp.	55,057	2,626,770
PACCAR Inc.	258,638	13,415,553
Parker-Hannifin Corp.	100,841	10,895,870
Pentair PLC	125,474	7,313,879
Snap-on Inc.	43,795	6,911,727
Stanley Black & Decker Inc.	112,948	12,562,077
Terex Corp.	81,353	1,652,279
Timken Co. (The)	52,732	1,616,763
Toro Co. (The)	40,308	3,555,166
Trinity Industries Inc.	112,620	2,091,353
WABCO Holdings Inc.[a]	39,859	3,649,889
Wabtec Corp./DE	64,915	4,558,980
Xylem Inc./NY	135,770	6,062,131

		225,804,702
MARINE — 0.02%
Kirby Corp.[a]	39,800	2,483,122

		2,483,122
MEDIA — 3.08%
AMC Networks Inc. Class Aa	45,544	2,751,768
Cable One Inc.	3,542	1,811,414
CBS Corp. Class B NVS	305,110	16,610,188
Charter Communications Inc. Class Aa,b	151,744	34,694,748

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Cinemark Holdings Inc.	79,922	$2,913,956
Clear Channel Outdoor Holdings Inc. Class A	26,304	163,611
Comcast Corp. Class A	1,825,673	119,015,623
Discovery Communications Inc. Class Aa,b	112,924	2,849,073
Discovery Communications Inc. Class C NVS[a]	177,584	4,235,378
DISH Network Corp. Class Aa,b	165,866	8,691,378
Interpublic Group of Companies Inc. (The)	302,997	6,999,231
John Wiley & Sons Inc. Class A	33,459	1,745,891
Liberty Broadband Corp. Class Aa,b	19,729	1,171,903
Liberty Broadband Corp. Class Ca,b	77,916	4,674,960
Liberty SiriusXM Group Class Aa	68,554	2,149,853
Liberty SiriusXM Group Class Ca	138,308	4,269,568
Lions Gate Entertainment Corp.	71,164	1,439,648
Live Nation Entertainment Inc.[a]	98,923	2,324,691
Madison Square Garden Co. (The)[a,b]	14,650	2,527,271
News Corp. Class A	287,089	3,258,460
News Corp. Class B	91,517	1,068,003
Omnicom Group Inc.	178,447	14,541,646
Regal Entertainment Group Class Ab	62,766	1,383,363
Scripps Networks Interactive Inc. Class A	62,145	3,869,769
Sirius XM Holdings Inc.[a,b]	1,343,762	5,307,860
Starz Series Aa,b	64,921	1,942,436
TEGNA Inc.	164,247	3,805,603
Thomson Reuters Corp.	226,615	9,159,778
Time Warner Inc.	595,693	43,807,263
Tribune Media Co.	58,537	2,293,480
Twenty-First Century Fox Inc. Class A	823,653	22,279,814
Twenty-First Century Fox Inc. Class B	369,519	10,069,393
Viacom Inc. Class Ab	7,621	353,767
Viacom Inc. Class B NVS	260,321	10,795,512
Walt Disney Co. (The)	1,229,289	120,249,050

		475,225,350

Security	Shares	Value
METALS & MINING — 0.44%
Alcoa Inc.	994,760	$9,221,425
Compass Minerals International Inc.	25,503	1,892,068
Freeport-McMoRan Inc.	944,987	10,527,155
Newmont Mining Corp.	401,614	15,711,140
Nucor Corp.	240,279	11,872,185
Reliance Steel & Aluminum Co.	52,427	4,031,636
Royal Gold Inc.	49,117	3,537,406
Southern Copper Corp.[b]	63,166	1,704,219
Steel Dynamics Inc.	177,050	4,337,725
Tahoe Resources Inc.	226,771	3,394,762
U.S. Steel Corp.	102,607	1,729,954

		67,959,675
MULTI-UTILITIES — 1.14%
Ameren Corp.	183,216	9,816,713
CenterPoint Energy Inc.	325,838	7,820,112
CMS Energy Corp.	210,174	9,638,580
Consolidated Edison Inc.	231,095	18,589,282
Dominion Resources Inc./VA	465,981	36,313,899
DTE Energy Co.	135,313	13,412,225
MDU Resources Group Inc.	146,803	3,523,272
NiSource Inc.	242,890	6,441,443
Public Service Enterprise Group Inc.	382,222	17,815,367
SCANA Corp.	98,357	7,441,691
Sempra Energy	189,230	21,576,005
TECO Energy Inc.	177,105	4,895,182
Vectren Corp.	62,614	3,297,879
WEC Energy Group Inc.	238,787	15,592,791

		176,174,441
MULTILINE RETAIL — 0.57%
Dillard’s Inc. Class A	14,326	868,156
Dollar General Corp.	215,464	20,253,616
Dollar Tree Inc.[a]	171,610	16,172,526
JC Penney Co. Inc.[a,b]	233,122	2,070,123
Kohl’s Corp.	139,392	5,285,745
Macy’s Inc.	232,866	7,826,626
Nordstrom Inc.	92,995	3,538,460
Target Corp.	447,137	31,219,105

		87,234,357
OIL, GAS & CONSUMABLE FUELS — 5.95%
Anadarko Petroleum Corp.	386,911	20,603,011

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Antero Resources Corp.[a,b]	123,767	$3,215,467
Apache Corp.	286,492	15,949,010
Cabot Oil & Gas Corp.	348,009	8,957,752
Cheniere Energy Inc.[a]	150,568	5,653,828
Chesapeake Energy Corp.[a]	459,086	1,964,888
Chevron Corp.	1,424,320	149,311,466
Cimarex Energy Co.	70,604	8,424,469
Columbia Pipeline Group Inc.	302,905	7,721,048
Concho Resources Inc.[a]	98,476	11,745,232
ConocoPhillips	938,988	40,939,877
CONSOL Energy Inc.	171,363	2,757,231
Continental Resources Inc./OKa,b	65,365	2,959,074
Devon Energy Corp.	394,763	14,310,159
Diamondback Energy Inc.[a]	54,062	4,930,995
Energen Corp.	73,147	3,526,417
EOG Resources Inc.	416,366	34,733,252
EQT Corp.	129,987	10,064,893
Exxon Mobil Corp.	3,141,141	294,450,557
Gulfport Energy Corp.[a]	94,400	2,950,944
Hess Corp.	212,812	12,790,001
HollyFrontier Corp.	122,266	2,906,263
Kinder Morgan Inc./DE	1,457,509	27,284,568
Kosmos Energy Ltd.[a,b]	122,974	670,208
Laredo Petroleum Inc.[a,b]	101,180	1,060,366
Marathon Oil Corp.	640,135	9,608,426
Marathon Petroleum Corp.	397,378	15,084,469
Memorial Resource Development Corp.[a]	76,410	1,213,391
Murphy Oil Corp.	123,111	3,908,774
Newfield Exploration Co.[a]	149,830	6,619,489
Noble Energy Inc.	322,195	11,557,135
Occidental Petroleum Corp.	577,487	43,634,918
ONEOK Inc.	157,868	7,490,837
Parsley Energy Inc. Class Aa	113,950	3,083,487
PBF Energy Inc.	74,270	1,766,141
Phillips 66	341,521	27,096,276
Pioneer Natural Resources Co.	123,241	18,635,272
QEP Resources Inc.	164,315	2,896,873
Range Resources Corp.	126,340	5,450,308
SM Energy Co.[b]	51,005	1,377,135
Southwestern Energy Co.[a,b]	295,323	3,715,163
Spectra Energy Corp.	530,107	19,417,819
Targa Resources Corp.	117,781	4,963,291
Tesoro Corp.	90,118	6,751,641

Security	Shares	Value
Valero Energy Corp.	356,064	$18,159,264
Whiting Petroleum Corp.[a]	152,421	1,411,418
Williams Companies Inc. (The)	521,565	11,281,451
World Fuel Services Corp.	52,135	2,475,891
WPX Energy Inc.[a]	208,192	1,938,268

		919,418,113
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	47,077	1,648,166

		1,648,166
PERSONAL PRODUCTS — 0.16%
Coty Inc. Class Ab	34,095	886,129
Edgewell Personal Care Co.	44,492	3,755,570
Estee Lauder Companies Inc. (The) Class A	163,690	14,899,064
Herbalife Ltd.[a,b]	55,701	3,260,179
Nu Skin Enterprises Inc. Class A	41,473	1,915,638

		24,716,580
PHARMACEUTICALS — 5.20%
Akorn Inc.[a]	63,282	1,802,588
Allergan PLC[a]	299,588	69,231,791
Bristol-Myers Squibb Co.	1,264,989	93,039,941
Eli Lilly & Co.	738,699	58,172,546
Endo International PLC[a]	154,458	2,408,000
Johnson & Johnson	2,081,831	252,526,100
Mallinckrodt PLC[a,b]	82,567	5,018,422
Merck & Co. Inc.	2,098,971	120,921,719
Mylan NVa	329,710	14,256,661
Perrigo Co. PLC	103,940	9,424,240
Pfizer Inc.	4,552,637	160,298,349
Zoetis Inc.	344,237	16,337,488

		803,437,845
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	27,435	3,342,680
Equifax Inc.	89,455	11,486,022
IHS Inc. Class Aa	50,646	5,855,184
ManpowerGroup Inc.	53,804	3,461,749
Nielsen Holdings PLC	272,141	14,143,168
Robert Half International Inc.	96,142	3,668,779
TransUnion[a]	39,970	1,336,597
Verisk Analytics Inc. Class Aa	115,720	9,382,578

		52,676,757

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.22%
Alexandria Real Estate Equities Inc.	55,089	$5,702,813
American Campus Communities Inc.[b]	98,572	5,211,502
American Capital Agency Corp.	250,561	4,966,119
American Homes 4 Rent Class A	125,532	2,570,895
American Tower Corp.	319,169	36,260,790
Annaly Capital Management Inc.[b]	705,204	7,806,608
Apartment Investment & Management Co. Class A	117,619	5,194,055
Apple Hospitality REIT Inc.[b]	123,938	2,331,274
AvalonBay Communities Inc.	103,849	18,733,321
Boston Properties Inc.	115,605	15,248,299
Brandywine Realty Trust[b]	129,724	2,179,363
Brixmor Property Group Inc.	144,287	3,817,834
Camden Property Trust	64,462	5,699,730
Care Capital Properties Inc.	63,246	1,657,678
Chimera Investment Corp.	141,836	2,226,825
Columbia Property Trust Inc.	92,709	1,983,973
Communications Sales & Leasing Inc.[a]	92,119	2,662,239
Corporate Office Properties Trust	70,780	2,092,965
Corrections Corp. of America	88,276	3,091,426
Crown Castle International Corp.[b]	254,454	25,809,269
CubeSmart	133,850	4,133,288
CyrusOne Inc.	53,312	2,967,346
DCT Industrial Trust Inc.	67,912	3,262,492
DDR Corp.	232,110	4,210,475
Digital Realty Trust Inc.[b]	111,058	12,104,211
Douglas Emmett Inc.	105,471	3,746,330
Duke Realty Corp.	261,164	6,962,632
Empire State Realty Trust Inc. Class A	91,514	1,737,851
EPR Properties	47,566	3,837,625
Equinix Inc.	52,411	20,321,317
Equity Commonwealth[a,b]	92,065	2,681,853
Equity Lifestyle Properties Inc.	57,630	4,613,282
Equity One Inc.	69,019	2,221,031
Equity Residential	271,631	18,709,943
Essex Property Trust Inc.	49,207	11,223,625
Extra Space Storage Inc.	90,960	8,417,438
Federal Realty Investment Trust	53,322	8,827,457

Security	Shares	Value
Forest City Realty Trust Inc.	172,326	$3,844,593
General Growth Properties Inc.	434,897	12,968,629
HCP Inc.[b]	353,194	12,496,004
Healthcare Trust of America Inc. Class Ab	102,323	3,309,126
Highwoods Properties Inc.	72,258	3,815,222
Hospitality Properties Trust	109,120	3,142,656
Host Hotels & Resorts Inc.[b]	555,769	9,009,015
Iron Mountain Inc.	197,014	7,847,068
Kilroy Realty Corp.[b]	68,273	4,525,817
Kimco Realty Corp.	304,706	9,561,674
Lamar Advertising Co. Class A	61,876	4,102,379
Liberty Property Trust	111,510	4,429,177
Macerich Co. (The)	108,297	9,247,481
MFA Financial Inc.	276,974	2,013,601
Mid-America Apartment Communities Inc.	56,815	6,045,116
National Retail Properties Inc.[b]	107,787	5,574,744
NorthStar Realty Finance Corp.	137,525	1,571,911
Omega Healthcare Investors Inc.	138,881	4,715,010
Outfront Media Inc.	104,676	2,530,019
Paramount Group Inc.	136,104	2,169,498
Piedmont Office Realty Trust Inc. Class Ab	109,090	2,349,799
Pinnacle Entertainment Inc.	141,218	4,869,197
Post Properties Inc.	39,721	2,424,967
Prologis Inc.	395,445	19,392,623
Public Storage	111,745	28,560,905
Rayonier Inc.	92,540	2,428,250
Realty Income Corp.[b]	194,664	13,501,895
Regency Centers Corp.[b]	72,658	6,083,654
Retail Properties of America Inc. Class A	179,127	3,027,246
Senior Housing Properties Trust	174,787	3,640,813
Simon Property Group Inc.	233,073	50,553,534
SL Green Realty Corp.[b]	73,614	7,837,683
Sovran Self Storage Inc.	34,464	3,615,963
Spirit Realty Capital Inc.	363,982	4,648,050
Starwood Property Trust Inc.	174,883	3,623,576
STORE Capital Corp.[b]	113,786	3,350,998
Sun Communities Inc.	47,133	3,612,273
Tanger Factory Outlet Centers Inc.	70,972	2,851,655
Taubman Centers Inc.	46,354	3,439,467

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Two Harbors Investment Corp.	262,527	$2,247,231
UDR Inc.[b]	200,082	7,387,027
Ventas Inc.	255,965	18,639,371
VEREIT Inc.	685,092	6,946,833
Vornado Realty Trust	129,634	12,978,956
Weingarten Realty Investors	87,841	3,585,670
Welltower Inc.	270,511	20,604,823
Weyerhaeuser Co.	560,191	16,676,886
WP Carey Inc.	78,463	5,446,901

		652,470,160
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
CBRE Group Inc. Class Aa	226,365	5,994,145
Howard Hughes Corp. (The)[a]	27,271	3,117,621
Jones Lang LaSalle Inc.	33,957	3,309,110
Realogy Holdings Corp.[a]	109,112	3,166,430

		15,587,306
ROAD & RAIL — 0.80%
AMERCO	4,612	1,727,425
Avis Budget Group Inc.[a,b]	63,062	2,032,488
CSX Corp.	723,612	18,871,801
Genesee & Wyoming Inc. Class Aa,b	43,243	2,549,175
Hertz Global Holdings Inc.[a]	273,257	3,024,955
JB Hunt Transport Services Inc.	66,892	5,413,570
Kansas City Southern	81,283	7,322,785
Landstar System Inc.	31,811	2,184,143
Norfolk Southern Corp.	223,844	19,055,840
Old Dominion Freight Line Inc.[a]	50,901	3,069,839
Ryder System Inc.	40,528	2,477,882
Union Pacific Corp.	638,911	55,744,985

		123,474,888
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.68%
Analog Devices Inc.	231,770	13,127,453
Applied Materials Inc.	825,915	19,797,183
Broadcom Ltd.	285,481	44,363,747
Cree Inc.[a,b]	74,950	1,831,778
Cypress Semiconductor Corp.	237,040	2,500,772
First Solar Inc.[a,b]	56,887	2,757,882
Intel Corp.	3,580,687	117,446,534
KLA-Tencor Corp.	118,548	8,683,641
Lam Research Corp.	120,442	10,124,355
Linear Technology Corp.	179,865	8,369,118

Security	Shares	Value
Marvell Technology Group Ltd.	303,698	$2,894,242
Maxim Integrated Products Inc.	213,567	7,622,206
Microchip Technology Inc.	158,709	8,056,069
Micron Technology Inc.[a]	782,315	10,764,654
NVIDIA Corp.	385,674	18,130,535
ON Semiconductor Corp.[a]	310,978	2,742,826
Qorvo Inc.[a]	103,485	5,718,581
QUALCOMM Inc.	1,112,761	59,610,607
Skyworks Solutions Inc.	143,716	9,094,348
SunPower Corp.[a,b]	43,407	672,374
Teradyne Inc.	153,629	3,024,955
Texas Instruments Inc.	761,126	47,684,544
Xilinx Inc.	191,769	8,846,304

		413,864,708
SOFTWARE — 4.16%
Activision Blizzard Inc.	423,049	16,765,432
Adobe Systems Inc.[a]	369,391	35,383,964
ANSYS Inc.[a]	66,375	6,023,531
Atlassian Corp. PLC Class Aa	20,620	534,058
Autodesk Inc.[a]	159,920	8,658,069
CA Inc.	220,115	7,226,375
Cadence Design Systems Inc.[a]	225,676	5,483,927
CDK Global Inc.	117,325	6,510,364
Citrix Systems Inc.[a]	117,152	9,382,704
Electronic Arts Inc.[a]	219,716	16,645,684
FireEye Inc.[a,b]	114,183	1,880,594
Fortinet Inc.[a]	109,265	3,451,681
Guidewire Software Inc.[a]	54,568	3,370,120
Intuit Inc.	184,617	20,605,103
Manhattan Associates Inc.[a]	54,076	3,467,894
Microsoft Corp.	5,738,555	293,641,859
NetSuite Inc.[a,b]	29,856	2,173,517
Nuance Communications Inc.[a]	167,490	2,617,869
Oracle Corp.	2,240,631	91,709,027
PTC Inc.[a]	86,914	3,266,228
Red Hat Inc.[a]	136,962	9,943,441
salesforce.com inc.[a]	484,565	38,479,307
ServiceNow Inc.[a]	119,003	7,901,799
Splunk Inc.[a,b]	99,050	5,366,529
SS&C Technologies Holdings Inc.	126,906	3,563,521
Symantec Corp.	463,271	9,515,586
Synopsys Inc.[a]	114,089	6,169,933
Tableau Software Inc. Class Aa	41,436	2,027,049
Tyler Technologies Inc.[a]	24,928	4,155,747

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
Ultimate Software Group Inc. (The)[a,b]	20,716	$4,356,368
VMware Inc. Class Aa,b	61,741	3,532,820
Workday Inc. Class Aa,b	87,942	6,566,629
Zynga Inc. Class Aa	552,039	1,374,577

		641,751,306
SPECIALTY RETAIL — 2.45%
Advance Auto Parts Inc.	53,449	8,638,962
AutoNation Inc.[a,b]	49,058	2,304,745
AutoZone Inc.[a]	22,235	17,651,032
Bed Bath & Beyond Inc.[b]	112,176	4,848,247
Best Buy Co. Inc.	209,236	6,402,622
Burlington Stores Inc.[a]	52,993	3,535,163
Cabela’s Inc.[a]	37,764	1,890,466
CarMax Inc.[a,b]	145,848	7,150,927
CST Brands Inc.	57,214	2,464,779
Dick’s Sporting Goods Inc.	65,884	2,968,733
Foot Locker Inc.	101,866	5,588,369
GameStop Corp. Class A	77,120	2,049,850
Gap Inc. (The)	169,379	3,594,222
Home Depot Inc. (The)	942,733	120,377,577
L Brands Inc.	183,040	12,287,475
Lowe’s Companies Inc.	677,332	53,624,374
Michaels Companies Inc. (The)[a,b]	70,092	1,993,416
Murphy USA Inc.[a]	27,909	2,069,731
O’Reilly Automotive Inc.[a]	71,585	19,406,694
Penske Automotive Group Inc.	28,957	910,987
Ross Stores Inc.	297,436	16,861,647
Sally Beauty Holdings Inc.[a,b]	111,404	3,276,392
Signet Jewelers Ltd.	59,212	4,879,661
Staples Inc.	486,479	4,193,449
Tiffany & Co.	82,623	5,010,259
TJX Companies Inc. (The)	500,540	38,656,704
Tractor Supply Co.	100,728	9,184,379
Ulta Salon Cosmetics & Fragrance Inc.[a]	44,185	10,765,233
Urban Outfitters Inc.[a,b]	67,545	1,857,488
Williams-Sonoma Inc.	66,670	3,475,507

		377,919,090
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.22%
Apple Inc.	4,152,559	396,984,641
EMC Corp./MA	1,478,253	40,164,134

Security	Shares	Value
Hewlett Packard Enterprise Co.	1,308,426	$23,904,943
HP Inc.	1,307,793	16,412,802
Lexmark International Inc. Class A	47,279	1,784,782
NCR Corp.[a]	93,816	2,605,270
NetApp Inc.	220,488	5,421,800
Western Digital Corp.	213,209	10,076,257

		497,354,629
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Carter’s Inc.	37,773	4,021,691
Coach Inc.	210,457	8,574,018
Hanesbrands Inc.	284,686	7,154,159
Kate Spade & Co.[a]	97,751	2,014,648
lululemon athletica Inc.[a,b]	73,280	5,412,461
Michael Kors Holdings Ltd.[a]	129,567	6,410,975
NIKE Inc. Class B	1,003,367	55,385,858
PVH Corp.	60,892	5,737,853
Ralph Lauren Corp.	43,062	3,859,217
Skechers U.S.A. Inc. Class Aa	98,305	2,921,625
Under Armour Inc. Class Aa,b	138,135	5,543,358
Under Armour Inc. Class Ca,b	139,742	5,086,620
VF Corp.	257,158	15,812,645

		127,935,128
THRIFTS & MORTGAGE FINANCE — 0.04%
New York Community Bancorp. Inc.	358,118	5,368,189
TFS Financial Corp.	43,070	741,665

		6,109,854
TOBACCO — 1.65%
Altria Group Inc.	1,482,039	102,201,410
Philip Morris International Inc.	1,173,949	119,414,092
Reynolds American Inc.	625,496	33,732,999

		255,348,501
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Air Lease Corp.	72,612	1,944,549
Fastenal Co.	217,304	9,646,125
HD Supply Holdings Inc.[a]	151,745	5,283,761
MSC Industrial Direct Co. Inc. Class A	36,061	2,544,464
United Rentals Inc.[a]	66,615	4,469,867
Watsco Inc.	19,596	2,756,961
WESCO International Inc.[a,b]	31,755	1,635,065
WW Grainger Inc.[b]	41,772	9,492,687

		37,773,479

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	56,323	$4,170,718

		4,170,718
WATER UTILITIES — 0.11%
American Water Works Co. Inc.	134,912	11,401,413
Aqua America Inc.	133,949	4,776,621

		16,178,034
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Sprint Corp.[a,b]	571,501	2,588,899
T-Mobile U.S. Inc.[a,b]	215,528	9,325,897
Telephone & Data Systems Inc.	72,016	2,135,995
U.S. Cellular Corp.[a,b]	9,823	385,749

		14,436,540

TOTAL COMMON STOCKS (Cost: $14,090,991,793)		15,393,118,717

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	281,428,533	281,428,533

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	15,492,654	$15,492,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	51,260,747	51,260,747

		348,181,934

TOTAL SHORT-TERM INVESTMENTS (Cost: $348,181,934)		348,181,934

TOTAL INVESTMENTS IN SECURITIES — 101.91% (Cost: $14,439,173,727)[g]		15,741,300,651
Other Assets, Less Liabilities — (1.91)%		(295,331,959)

NET ASSETS — 100.00%		$15,445,968,692

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $14,662,437,871. Net unrealized appreciation was $1,078,862,780, of which $2,020,367,553 represented gross unrealized appreciation on securities and $941,504,773 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	91,162	7,738	(4,246)	94,654	$32,421,835	$211,951	$685,354
PNC Financial Services Group Inc. (The)	376,337	28,483	(26,506)	378,314	30,790,976	191,636	153,797

					$63,212,811	$403,587	$839,151

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	587	Sep. 2016	Chicago Mercantile	$61,604,694	$61,347,370	$(257,324)
S&P MidCap 400 E-Mini	47	Sep. 2016	Chicago Mercantile	$7,088,211	$7,017,100	$(71,111)

				Net unrealized depreciation		$(328,435)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,393,118,717	$—	$—	$15,393,118,717
Money market funds	348,181,934	—	—	348,181,934

Total	$15,741,300,651	$—	$—	$15,741,300,651

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(328,435)	$—	$—	$(328,435)

Total	$(328,435)	$—	$—	$(328,435)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

377

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 3.44%
B/E Aerospace Inc.	293,623	$13,558,042
Boeing Co. (The)	1,720,423	223,431,335
BWX Technologies Inc.	268,155	9,591,904
General Dynamics Corp.	292,600	40,741,624
HEICO Corp.	55,852	3,731,472
HEICO Corp. Class A	109,894	5,895,813
Hexcel Corp.	266,463	11,095,519
Honeywell International Inc.	2,194,786	255,297,508
Huntington Ingalls Industries Inc.	111,935	18,808,438
Lockheed Martin Corp.	756,455	187,729,438
Northrop Grumman Corp.	479,668	106,620,603
Raytheon Co.	327,021	44,458,505
Rockwell Collins Inc.	374,609	31,894,210
Spirit AeroSystems Holdings Inc. Class Aa	196,495	8,449,285
Textron Inc.	241,282	8,821,270
TransDigm Group Inc.[a]	144,151	38,011,177

		1,008,136,143
AIR FREIGHT & LOGISTICS — 1.27%
CH Robinson Worldwide Inc.	409,613	30,413,765
Expeditors International of Washington Inc.	367,817	18,037,746
FedEx Corp.	719,346	109,182,336
United Parcel Service Inc. Class B	1,994,288	214,824,703

		372,458,550
AIRLINES — 0.52%
Alaska Air Group Inc.	283,359	16,516,996
Delta Air Lines Inc.	1,731,096	63,063,827
JetBlue Airways Corp.[a]	69,466	1,150,357
Southwest Airlines Co.	1,841,573	72,208,078

		152,939,258
AUTO COMPONENTS — 0.37%
BorgWarner Inc.	75,586	2,231,299
Delphi Automotive PLC	785,694	49,184,444
Gentex Corp.	525,281	8,115,591
Johnson Controls Inc.	562,940	24,915,724
Lear Corp.	175,873	17,896,837
Visteon Corp.	98,454	6,479,258

		108,823,153

Security	Shares	Value
AUTOMOBILES — 0.36%
Harley-Davidson Inc.	520,959	$23,599,443
Tesla Motors Inc.[a,b]	337,277	71,597,161
Thor Industries Inc.	138,350	8,956,779

		104,153,383
BANKS — 0.22%
Citizens Financial Group Inc.	628,120	12,549,838
First Republic Bank/CA	336,839	23,575,362
Signature Bank/New York NYa	89,621	11,195,455
SVB Financial Group[a]	110,158	10,482,635
Western Alliance Bancorp.[a]	151,583	4,949,185

		62,752,475
BEVERAGES — 3.41%
Brown-Forman Corp. Class A	73,646	7,955,977
Brown-Forman Corp. Class B	269,947	26,929,913
Coca-Cola Co. (The)	8,406,159	381,051,188
Constellation Brands Inc. Class A	477,065	78,906,551
Dr Pepper Snapple Group Inc.	533,426	51,544,954
Monster Beverage Corp.[a]	428,176	68,812,165
PepsiCo Inc.	3,624,661	383,996,586

		999,197,334
BIOTECHNOLOGY — 5.88%
AbbVie Inc.	4,667,290	288,951,924
ACADIA Pharmaceuticals Inc.[a]	259,917	8,436,906
Agios Pharmaceuticals Inc.[a,b]	81,589	3,418,171
Alexion Pharmaceuticals Inc.[a]	625,624	73,047,858
Alkermes PLC[a]	432,480	18,691,786
Alnylam Pharmaceuticals Inc.[a,b]	186,778	10,364,311
Amgen Inc.	2,166,933	329,698,856
Biogen Inc.[a]	630,981	152,583,825
BioMarin Pharmaceutical Inc.[a]	466,914	36,325,909
Celgene Corp.[a]	2,215,242	218,489,319
Gilead Sciences Inc.	3,821,510	318,790,364
Incyte Corp.[a]	468,250	37,450,635
Intercept Pharmaceuticals Inc.[a,b]	47,179	6,731,500
Intrexon Corp.[a,b]	159,081	3,914,983
Ionis Pharmaceuticals Inc.[a,b]	346,202	8,063,045
Juno Therapeutics Inc.[a,b]	162,838	6,259,493
Medivation Inc.[a,b]	458,264	27,633,319
Neurocrine Biosciences Inc.[a,b]	247,125	11,231,831

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
OPKO Health Inc.[a,b]	843,156	$7,875,077
Regeneron Pharmaceuticals Inc.[a,b]	223,603	78,088,876
Seattle Genetics Inc.[a,b]	276,605	11,177,608
United Therapeutics Corp.[a]	35,219	3,730,397
Vertex Pharmaceuticals Inc.[a,b]	709,065	60,993,771

		1,721,949,764
BUILDING PRODUCTS — 0.33%
Allegion PLC	275,999	19,162,611
AO Smith Corp.	209,579	18,466,006
Fortune Brands Home & Security Inc.	439,431	25,473,815
Lennox International Inc.	105,807	15,088,078
Masco Corp.	619,624	19,171,166

		97,361,676
CAPITAL MARKETS — 0.71%
Affiliated Managers Group Inc.[a,b]	134,808	18,976,922
Ameriprise Financial Inc.	137,327	12,338,831
Artisan Partners Asset Management Inc.	106,963	2,960,736
Charles Schwab Corp. (The)	2,670,042	67,578,763
Eaton Vance Corp. NVS	315,403	11,146,342
Federated Investors Inc. Class B	263,491	7,583,271
Interactive Brokers Group Inc. Class A	20,705	732,957
Invesco Ltd.	198,869	5,079,114
Lazard Ltd. Class A	50,179	1,494,331
LPL Financial Holdings Inc.	35,575	801,505
NorthStar Asset Management Group Inc./New York	530,360	5,414,975
SEI Investments Co.	367,226	17,667,243
T Rowe Price Group Inc.	533,815	38,952,480
TD Ameritrade Holding Corp.	636,275	18,117,931

		208,845,401
CHEMICALS — 2.71%
Air Products & Chemicals Inc.	491,094	69,754,992
Axalta Coating Systems Ltd.[a]	473,467	12,561,079
Celanese Corp. Series A	38,604	2,526,632
Ecolab Inc.	750,852	89,051,047
EI du Pont de Nemours & Co.	2,521,065	163,365,012
FMC Corp.	309,739	14,344,013

Security	Shares	Value
International Flavors & Fragrances Inc.	229,467	$28,928,905
LyondellBasell Industries NV Class A	441,837	32,881,509
Monsanto Co.	816,142	84,397,244
NewMarket Corp.	19,699	8,162,872
PPG Industries Inc.	764,186	79,589,972
Praxair Inc.	722,463	81,197,617
RPM International Inc.	374,907	18,726,605
Scotts Miracle-Gro Co. (The) Class A	119,625	8,362,984
Sherwin-Williams Co. (The)	231,760	68,060,959
Valspar Corp. (The)	225,617	24,373,404
WR Grace & Co.	112,242	8,217,237

		794,502,083
COMMERCIAL SERVICES & SUPPLIES — 0.63%
Cintas Corp.	255,384	25,060,832
Clean Harbors Inc.[a,b]	11,882	619,171
Copart Inc.[a,b]	281,159	13,779,603
Covanta Holding Corp.	335,007	5,510,865
KAR Auction Services Inc.	396,027	16,530,167
Pitney Bowes Inc.	542,638	9,658,956
Rollins Inc.	275,666	8,068,744
RR Donnelley & Sons Co.	406,036	6,870,129
Stericycle Inc.[a,b]	224,061	23,329,231
Tyco International PLC	106,758	4,547,891
Waste Management Inc.	1,055,571	69,952,690

		183,928,279
COMMUNICATIONS EQUIPMENT — 0.27%
Arista Networks Inc.[a,b]	112,129	7,218,865
ARRIS International PLC[a]	123,089	2,579,945
CommScope Holding Co. Inc.[a]	368,121	11,422,795
F5 Networks Inc.[a]	193,013	21,972,600
Motorola Solutions Inc.	56,791	3,746,502
Palo Alto Networks Inc.[a,b]	250,126	30,675,453

		77,616,160
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	112,697	2,605,555
Valmont Industries Inc.	50,993	6,897,823

		9,503,378
CONSTRUCTION MATERIALS — 0.29%
Eagle Materials Inc.	134,402	10,369,114
Martin Marietta Materials Inc.	165,427	31,761,984

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Vulcan Materials Co.	354,892	$42,714,801

		84,845,899
CONSUMER FINANCE — 0.09%
Credit Acceptance Corp.[a,b]	23,669	4,380,659
Discover Financial Services	390,189	20,910,228

		25,290,887
CONTAINERS & PACKAGING — 0.54%
AptarGroup Inc.	45,274	3,582,532
Avery Dennison Corp.	241,629	18,061,768
Ball Corp.	492,093	35,573,403
Bemis Co. Inc.	39,294	2,023,248
Berry Plastics Group Inc.[a]	347,532	13,501,618
Crown Holdings Inc.[a]	387,015	19,610,050
Graphic Packaging Holding Co.	644,604	8,083,334
Owens-Illinois Inc.[a,b]	463,531	8,348,193
Packaging Corp. of America	268,723	17,985,630
Sealed Air Corp.	565,152	25,980,038
Silgan Holdings Inc.	117,216	6,031,935

		158,781,749
DISTRIBUTORS — 0.27%
Genuine Parts Co.	396,505	40,146,131
LKQ Corp.[a]	878,019	27,833,202
Pool Corp.	116,062	10,913,310

		78,892,643
DIVERSIFIED CONSUMER SERVICES — 0.10%
Service Corp. International/U.S.	539,479	14,587,512
ServiceMaster Global Holdings Inc.[a,b]	389,818	15,514,757

		30,102,269
DIVERSIFIED FINANCIAL SERVICES — 0.81%
CBOE Holdings Inc.	232,626	15,497,544
FactSet Research Systems Inc.	115,019	18,566,367
Intercontinental Exchange Inc.	162,406	41,569,440
MarketAxess Holdings Inc.	105,381	15,322,398
Moody’s Corp.	436,324	40,887,922
Morningstar Inc.	51,440	4,206,763
MSCI Inc.	261,825	20,191,944
S&P Global Inc.	759,563	81,470,727

		237,713,105

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.25%
SBA Communications Corp. Class Aa	228,145	$24,625,971
Verizon Communications Inc.	5,886,157	328,683,007
Zayo Group Holdings Inc.[a,b]	469,459	13,111,990

		366,420,968
ELECTRIC UTILITIES — 0.03%
ITC Holdings Corp.	213,881	10,013,908

		10,013,908
ELECTRICAL EQUIPMENT — 0.33%
Acuity Brands Inc.	125,193	31,042,856
AMETEK Inc.	121,941	5,637,333
Emerson Electric Co.	299,162	15,604,290
Hubbell Inc.	101,323	10,686,537
Rockwell Automation Inc.	296,127	34,001,302

		96,972,318
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Amphenol Corp. Class A	862,869	49,468,280
CDW Corp./DE	467,832	18,750,707
Cognex Corp.	233,519	10,064,669
FEI Co.	117,671	12,576,676
Fitbit Inc.[a]	295,698	3,613,430
IPG Photonics Corp.[a,b]	85,421	6,833,680
National Instruments Corp.	234,293	6,419,628
Trimble Navigation Ltd.[a]	572,605	13,948,658
VeriFone Systems Inc.[a]	316,588	5,869,541
Zebra Technologies Corp. Class Aa,b	121,773	6,100,827

		133,646,096
FOOD & STAPLES RETAILING — 2.56%
Casey’s General Stores Inc.	111,769	14,698,741
Costco Wholesale Corp.	1,256,260	197,283,070
CVS Health Corp.	2,915,802	279,158,883
Kroger Co. (The)	2,738,258	100,740,512
Rite Aid Corp.[a]	2,958,621	22,160,071
Sprouts Farmers Market Inc.[a,b]	401,340	9,190,686
Sysco Corp.	1,511,705	76,703,912
U.S. Foods Holding Corp.[a]	128,382	3,111,980
Walgreens Boots Alliance Inc.	510,814	42,535,482
Whole Foods Market Inc.	154,046	4,932,553

		750,515,890

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
FOOD PRODUCTS — 1.74%
Blue Buffalo Pet Products Inc.[a,b]	171,476	$4,002,250
Campbell Soup Co.	536,395	35,686,359
ConAgra Foods Inc.	994,085	47,527,204
Flowers Foods Inc.	455,467	8,540,006
General Mills Inc.	1,713,472	122,204,823
Hain Celestial Group Inc. (The)[a,b]	218,333	10,862,067
Hershey Co. (The)	403,610	45,805,699
Hormel Foods Corp.	680,800	24,917,280
Ingredion Inc.	145,742	18,860,472
Kellogg Co.	660,072	53,894,879
Kraft Heinz Co. (The)	220,017	19,467,104
McCormick & Co. Inc./MD	332,778	35,497,429
Mead Johnson Nutrition Co.	193,633	17,572,195
Pilgrim’s Pride Corp.	24,511	624,540
Post Holdings Inc.[a]	106,590	8,813,927
TreeHouse Foods Inc.[a]	49,617	5,093,185
Tyson Foods Inc. Class A	392,577	26,220,218
WhiteWave Foods Co. (The)[a]	499,883	23,464,508

		509,054,145
GAS UTILITIES — 0.00%
Piedmont Natural Gas Co. Inc.	17,554	1,055,347

		1,055,347
HEALTH CARE EQUIPMENT & SUPPLIES — 2.64%
ABIOMED Inc.[a,b]	114,100	12,469,989
Alere Inc.[a]	45,979	1,916,405
Align Technology Inc.[a]	207,579	16,720,488
Baxter International Inc.	159,493	7,212,273
Becton Dickinson and Co.	602,707	102,213,080
Boston Scientific Corp.[a]	3,883,280	90,752,254
Cooper Companies Inc. (The)	106,190	18,219,018
CR Bard Inc.	211,428	49,719,408
DexCom Inc.[a,b]	236,348	18,749,487
Edwards Lifesciences Corp.[a]	607,661	60,602,032
Hill-Rom Holdings Inc.	176,155	8,887,020
Hologic Inc.[a,b]	802,834	27,778,056
IDEXX Laboratories Inc.[a,b]	255,317	23,708,737
Intuitive Surgical Inc.[a,b]	108,755	71,931,645
ResMed Inc.	400,543	25,326,334
St. Jude Medical Inc.	555,908	43,360,824
Stryker Corp.	969,779	116,208,618

Security	Shares	Value
Teleflex Inc.	23,102	$4,096,216
Varian Medical Systems Inc.[a,b]	274,219	22,549,028
West Pharmaceutical Services Inc.	206,405	15,662,011
Zimmer Biomet Holdings Inc.	282,167	33,967,263

		772,050,186
HEALTH CARE PROVIDERS & SERVICES — 3.89%
Acadia Healthcare Co. Inc.[a,b]	72,066	3,992,456
Aetna Inc.	330,051	40,309,129
AmerisourceBergen Corp.	512,040	40,615,013
Amsurg Corp.[a]	86,945	6,741,715
Anthem Inc.	206,472	27,118,032
Cardinal Health Inc.	870,152	67,880,557
Centene Corp.[a]	354,662	25,312,227
Cigna Corp.	244,537	31,298,291
DaVita HealthCare Partners Inc.[a]	189,543	14,655,465
Envision Healthcare Holdings Inc.[a]	446,788	11,335,012
Express Scripts Holding Co.[a,b]	1,610,326	122,062,711
HCA Holdings Inc.[a]	598,525	46,092,410
Henry Schein Inc.[a,b]	235,592	41,652,666
Humana Inc.	404,129	72,694,724
Laboratory Corp. of America Holdings[a]	131,904	17,183,134
McKesson Corp.	647,868	120,924,562
MEDNAX Inc.[a,b]	185,158	13,410,994
Patterson Companies Inc.	241,061	11,544,411
Premier Inc.[a,b]	40,068	1,310,224
Tenet Healthcare Corp.[a,b]	230,493	6,370,826
UnitedHealth Group Inc.	2,704,183	381,830,640
Universal Health Services Inc. Class B	60,828	8,157,035
VCA Inc.[a]	223,507	15,111,308
WellCare Health Plans Inc.[a]	117,264	12,580,082

		1,140,183,624
HEALTH CARE TECHNOLOGY — 0.30%
athenahealth Inc.[a,b]	111,958	15,451,324
Cerner Corp.[a]	846,375	49,597,575
IMS Health Holdings Inc.[a]	434,918	11,029,520
Inovalon Holdings Inc.[a,b]	169,609	3,054,658
Veeva Systems Inc.[a,b]	276,074	9,419,645

		88,552,722

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.26%
Aramark	300,281	$10,035,391
Brinker International Inc.	159,565	7,264,994
Chipotle Mexican Grill Inc.[a,b]	81,270	32,732,305
Choice Hotels International Inc.	65,031	3,096,776
Darden Restaurants Inc.	335,190	21,230,935
Domino’s Pizza Inc.	143,527	18,856,577
Dunkin’ Brands Group Inc.	263,651	11,500,457
Extended Stay America Inc.	29,216	436,779
Hilton Worldwide Holdings Inc.	1,326,822	29,893,300
Hyatt Hotels Corp. Class Aa	3,835	188,452
Las Vegas Sands Corp.	1,046,400	45,507,936
Marriott International Inc./MD Class A	469,638	31,212,142
McDonald’s Corp.	2,534,880	305,047,459
MGM Resorts International[a,b]	122,782	2,778,557
Norwegian Cruise Line Holdings Ltd.[a,b]	42,552	1,695,272
Panera Bread Co. Class Aa,b	64,627	13,697,046
Six Flags Entertainment Corp.	205,724	11,921,706
Starbucks Corp.	4,114,150	235,000,248
Starwood Hotels & Resorts Worldwide Inc.	287,472	21,258,554
Vail Resorts Inc.	103,506	14,307,634
Wendy’s Co. (The)	344,161	3,310,829
Wyndham Worldwide Corp.	316,801	22,565,735
Wynn Resorts Ltd.	209,962	19,030,956
Yum! Brands Inc.	1,112,570	92,254,304

		954,824,344
HOUSEHOLD DURABLES — 0.66%
CalAtlantic Group Inc.	26,404	969,291
DR Horton Inc.	532,844	16,773,929
Harman International Industries Inc.	93,757	6,733,628
Leggett & Platt Inc.	381,160	19,481,087
Lennar Corp. Class A	271,445	12,513,614
Lennar Corp. Class B	14,659	546,048
Mohawk Industries Inc.[a]	140,333	26,629,590
Newell Brands Inc.	1,265,637	61,471,989
NVR Inc.[a]	10,056	17,903,099
PulteGroup Inc.	294,336	5,736,609
Tempur Sealy International Inc.[a,b]	153,072	8,467,943

Security	Shares	Value
Toll Brothers Inc.[a,b]	208,936	$5,622,468
Tupperware Brands Corp.	144,380	8,125,706
Whirlpool Corp.	20,937	3,488,942

		194,463,943
HOUSEHOLD PRODUCTS — 0.85%
Church & Dwight Co. Inc.	369,142	37,981,021
Clorox Co. (The)	317,641	43,958,338
Colgate-Palmolive Co.	447,971	32,791,477
Energizer Holdings Inc.	55,121	2,838,180
Kimberly-Clark Corp.	882,338	121,303,828
Spectrum Brands Holdings Inc.	70,819	8,449,415

		247,322,259
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.00%
Calpine Corp.[a]	160	2,360

		2,360
INDUSTRIAL CONGLOMERATES — 1.83%
3M Co.	1,696,984	297,175,838
Carlisle Companies Inc.	53,825	5,688,226
Danaher Corp.	460,655	46,526,155
General Electric Co.	5,150,607	162,141,109
Roper Technologies Inc.	146,852	25,047,077

		536,578,405
INSURANCE — 0.78%
AmTrust Financial Services Inc.	18,018	441,441
Aon PLC	757,673	82,760,622
Arthur J Gallagher & Co.	346,245	16,481,262
Brown & Brown Inc.	20,088	752,697
Erie Indemnity Co. Class A	51,443	5,110,347
Lincoln National Corp.	155,997	6,048,004
Marsh & McLennan Companies Inc.	1,502,452	102,857,864
Progressive Corp. (The)	160,760	5,385,460
XL Group PLC	264,700	8,817,157

		228,654,854
INTERNET & CATALOG RETAIL — 4.00%
Amazon.com Inc.[a]	1,122,043	802,956,411
Expedia Inc.	343,538	36,518,089
Groupon Inc.[a,b]	1,052,855	3,421,779
Liberty Interactive Corp. QVC Group Series Aa	719,170	18,245,343

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Liberty Ventures Series Aa,b	71,188	$2,638,939
Netflix Inc.[a]	1,175,341	107,520,195
Priceline Group Inc. (The)[a,b]	142,687	178,131,878
TripAdvisor Inc.[a,b]	327,644	21,067,509

		1,170,500,143
INTERNET SOFTWARE & SERVICES — 7.52%
Akamai Technologies Inc.[a]	440,742	24,650,700
Alphabet Inc. Class Aa	846,960	595,861,769
Alphabet Inc. Class Ca	856,024	592,454,210
CoStar Group Inc.[a,b]	91,850	20,083,921
eBay Inc.[a]	3,076,974	72,031,961
Facebook Inc. Class Aa	6,473,537	739,795,808
GoDaddy Inc. Class Aa,b	133,837	4,174,376
IAC/InterActiveCorp	158,618	8,930,193
LinkedIn Corp. Class Aa	338,262	64,016,084
Match Group Inc.[a,b]	77,887	1,174,147
Pandora Media Inc.[a,b]	544,137	6,774,506
Rackspace Hosting Inc.[a,b]	308,566	6,436,687
Twitter Inc.[a,b]	1,610,517	27,233,842
VeriSign Inc.[a,b]	273,193	23,620,267
Yelp Inc.[a,b]	151,157	4,589,127
Zillow Group Inc. Class Aa,b	101,859	3,733,132
Zillow Group Inc. Class Ca,b	203,961	7,399,705

		2,202,960,435
IT SERVICES — 6.75%
Accenture PLC Class A	1,798,611	203,764,640
Alliance Data Systems Corp.[a,b]	166,087	32,539,765
Automatic Data Processing Inc.	1,313,926	120,710,382
Black Knight Financial Services Inc. Class Aa,b	66,553	2,502,393
Booz Allen Hamilton Holding Corp.	307,284	9,107,898
Broadridge Financial Solutions Inc.	338,703	22,083,435
Cognizant Technology Solutions Corp. Class Aa	1,740,273	99,613,226
CoreLogic Inc./U.S.[a]	149,658	5,758,840
CSRA Inc.	470,111	11,014,701
DST Systems Inc.	94,453	10,997,163
Euronet Worldwide Inc.[a]	143,319	9,916,242
Fidelity National Information Services Inc.	531,910	39,191,129

Security	Shares	Value
First Data Corp. Class Aa,b	899,771	$9,960,465
Fiserv Inc.[a]	638,923	69,470,098
FleetCor Technologies Inc.[a]	263,549	37,721,768
Gartner Inc.[a]	229,899	22,394,461
Genpact Ltd.[a]	432,451	11,606,985
Global Payments Inc.	441,350	31,503,563
International Business Machines Corp.	1,742,386	264,459,347
Jack Henry & Associates Inc.	226,441	19,761,506
MasterCard Inc. Class A	2,779,672	244,777,916
Paychex Inc.	928,346	55,236,587
PayPal Holdings Inc.[a,b]	3,262,276	119,105,697
Sabre Corp.	595,710	15,959,071
Square Inc.[a,b]	148,675	1,345,509
Teradata Corp.[a,b]	372,614	9,341,433
Total System Services Inc.	477,824	25,377,233
Vantiv Inc. Class Aa,b	445,637	25,223,054
Visa Inc. Class A	5,497,035	407,715,086
Western Union Co. (The)	1,416,072	27,160,261
WEX Inc.[a,b]	110,880	9,831,729

		1,975,151,583
LEISURE PRODUCTS — 0.28%
Brunswick Corp./DE	211,710	9,594,697
Hasbro Inc.	323,262	27,150,775
Mattel Inc.	981,513	30,711,542
Polaris Industries Inc.	173,102	14,152,820
Vista Outdoor Inc.[a]	30,511	1,456,290

		83,066,124
LIFE SCIENCES TOOLS & SERVICES — 0.85%
Agilent Technologies Inc.	245,172	10,875,830
Bio-Techne Corp.	105,621	11,910,880
Bruker Corp.	300,620	6,836,099
Charles River Laboratories International Inc.[a]	134,214	11,064,602
Illumina Inc.[a,b]	420,947	59,092,540
Mettler-Toledo International Inc.[a,b]	75,516	27,557,299
PerkinElmer Inc.	65,562	3,436,760
Quintiles Transnational Holdings Inc.[a,b]	155,389	10,150,009
Thermo Fisher Scientific Inc.	514,689	76,050,447
VWR Corp.[a,b]	13,000	375,700
Waters Corp.[a]	220,916	31,071,835

		248,422,001

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
MACHINERY — 1.06%
Deere & Co.	224,009	$18,153,689
Donaldson Co. Inc.	336,767	11,571,314
Flowserve Corp.	227,209	10,263,031
Graco Inc.	158,838	12,546,614
IDEX Corp.	203,466	16,704,559
Illinois Tool Works Inc.	848,783	88,409,237
Ingersoll-Rand PLC	371,925	23,684,184
Lincoln Electric Holdings Inc.	110,842	6,548,545
Manitowoc Foodservice Inc.[a]	159,444	2,809,403
Middleby Corp. (The)[a,b]	162,818	18,764,775
Nordson Corp.	163,998	13,711,873
PACCAR Inc.	86,751	4,499,774
Snap-on Inc.	121,793	19,221,371
Stanley Black & Decker Inc.	52,092	5,793,672
Toro Co. (The)	153,638	13,550,872
WABCO Holdings Inc.[a]	152,432	13,958,198
Wabtec Corp./DE	247,464	17,379,397
Xylem Inc./NY	268,155	11,973,121

		309,543,629
MEDIA — 5.22%
AMC Networks Inc. Class Aa	171,375	10,354,477
Cable One Inc.	13,493	6,900,455
CBS Corp. Class B NVS	1,162,984	63,312,849
Charter Communications Inc. Class Aa,b	577,553	132,051,718
Cinemark Holdings Inc.	304,635	11,106,992
Clear Channel Outdoor Holdings Inc. Class A	38,527	239,638
Comcast Corp. Class A	6,430,140	419,180,827
Discovery Communications Inc. Class Aa,b	397,051	10,017,597
Discovery Communications Inc. Class C NVS[a]	629,508	15,013,766
DISH Network Corp. Class Aa	487,454	25,542,590
Interpublic Group of Companies Inc. (The)	1,151,594	26,601,821
Lions Gate Entertainment Corp.	173,633	3,512,596
Live Nation Entertainment Inc.[a,b]	215,295	5,059,433
Madison Square Garden Co. (The)[a,b]	5,583	963,123

Security	Shares	Value
Omnicom Group Inc.	680,203	$55,429,742
Regal Entertainment Group Class Ab	65,544	1,444,590
Scripps Networks Interactive Inc. Class A	236,890	14,751,140
Sirius XM Holdings Inc.[a,b]	5,122,076	20,232,200
Starz Series Aa,b	241,670	7,230,766
Time Warner Inc.	1,490,052	109,578,424
Tribune Media Co.	17,401	681,771
Twenty-First Century Fox Inc. Class A	2,424,537	65,583,726
Twenty-First Century Fox Inc. Class B	1,090,187	29,707,596
Viacom Inc. Class A	25,485	1,183,014
Viacom Inc. Class B NVS	875,205	36,294,751
Walt Disney Co. (The)	4,680,708	457,866,857

		1,529,842,459
METALS & MINING — 0.05%
Freeport-McMoRan Inc.	785,236	8,747,529
Royal Gold Inc.	12,154	875,331
Southern Copper Corp.[b]	105,049	2,834,222
Steel Dynamics Inc.	100,557	2,463,647

		14,920,729
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	109,964	8,569,495

		8,569,495
MULTILINE RETAIL — 0.56%
Dollar General Corp.	819,249	77,009,406
Dollar Tree Inc.[a]	652,379	61,480,197
Nordstrom Inc.	355,721	13,535,184
Target Corp.	183,767	12,830,612

		164,855,399
OIL, GAS & CONSUMABLE FUELS — 0.58%
Apache Corp.	753,493	41,946,955
Cabot Oil & Gas Corp.	933,821	24,036,552
Chesapeake Energy Corp.[a]	146,997	629,147
Cimarex Energy Co.	42,523	5,073,844
Continental Resources Inc./OKa,b	110,877	5,019,402
Devon Energy Corp.	133,918	4,854,527
Diamondback Energy Inc.[a,b]	50,680	4,622,523
EOG Resources Inc.	177,502	14,807,217

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Memorial Resource Development Corp.[a,b]	58,252	$925,042
Newfield Exploration Co.[a]	145,635	6,434,154
ONEOK Inc.	601,762	28,553,607
Parsley Energy Inc. Class Aa,b	37,796	1,022,760
Southwestern Energy Co.[a]	1,125,701	14,161,319
Spectra Energy Corp.	310,360	11,368,487
Williams Companies Inc. (The)	331,227	7,164,440

		170,619,976
PERSONAL PRODUCTS — 0.25%
Coty Inc. Class Ab	72,400	1,881,676
Estee Lauder Companies Inc. (The) Class A	623,943	56,791,292
Herbalife Ltd.[a]	212,069	12,412,398
Nu Skin Enterprises Inc. Class A	45,526	2,102,846

		73,188,212
PHARMACEUTICALS — 3.50%
Akorn Inc.[a]	241,224	6,871,266
Allergan PLC[a]	675,272	156,048,606
Bristol-Myers Squibb Co.	4,816,534	354,256,076
Eli Lilly & Co.	2,812,526	221,486,422
Johnson & Johnson	1,371,389	166,349,486
Mylan NVa	356,927	15,433,523
Pfizer Inc.	1,213,453	42,725,680
Zoetis Inc.	1,312,123	62,273,358

		1,025,444,417
PROFESSIONAL SERVICES — 0.57%
Dun & Bradstreet Corp. (The)	42,245	5,147,131
Equifax Inc.	340,993	43,783,501
IHS Inc. Class Aa	172,575	19,951,396
Nielsen Holdings PLC	811,194	42,157,752
Robert Half International Inc.	366,446	13,983,579
TransUnion[a,b]	152,354	5,094,718
Verisk Analytics Inc. Class Aa	441,092	35,763,739

		165,881,816
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.04%
Alexandria Real Estate Equities Inc.[b]	21,201	2,194,727
American Tower Corp.	1,214,916	138,026,607
Boston Properties Inc.[b]	74,907	9,880,233
Care Capital Properties Inc.	23,624	619,185

Security	Shares	Value
Crown Castle International Corp.	857,653	$86,991,744
CubeSmart	346,958	10,714,063
CyrusOne Inc.	178,407	9,930,134
Digital Realty Trust Inc.[b]	296,426	32,307,470
Empire State Realty Trust Inc. Class A	213,834	4,060,708
Equinix Inc.[b]	199,295	77,272,650
Equity Lifestyle Properties Inc.	219,672	17,584,744
Essex Property Trust Inc.	78,229	17,843,253
Extra Space Storage Inc.	346,706	32,084,173
Federal Realty Investment Trust	203,237	33,645,885
Healthcare Trust of America Inc. Class Ab	285,724	9,240,314
Iron Mountain Inc.	748,794	29,824,465
Lamar Advertising Co. Class A	235,847	15,636,656
Omega Healthcare Investors Inc.[b]	196,399	6,667,746
Outfront Media Inc.	63,907	1,544,632
Pinnacle Entertainment Inc.	538,270	18,559,550
Public Storage	425,179	108,671,501
Regency Centers Corp.	48,193	4,035,200
Senior Housing Properties Trust	79,468	1,655,318
Simon Property Group Inc.[b]	803,967	174,380,442
Sovran Self Storage Inc.	86,041	9,027,422
Tanger Factory Outlet Centers Inc.[b]	242,291	9,735,252
Taubman Centers Inc.	83,370	6,186,054
Ventas Inc.	305,539	22,249,350

		890,569,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
CBRE Group Inc. Class Aa	862,854	22,848,374

		22,848,374
ROAD & RAIL — 0.29%
AMERCO	10,940	4,097,577
Avis Budget Group Inc.[a,b]	240,383	7,747,544
Hertz Global Holdings Inc.[a]	206,082	2,281,328
JB Hunt Transport Services Inc.	254,955	20,633,508
Landstar System Inc.	121,248	8,324,888

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Old Dominion Freight Line Inc.[a,b]	120,671	$7,277,668
Union Pacific Corp.	381,925	33,322,956

		83,685,469
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.55%
Applied Materials Inc.	2,242,025	53,741,339
Broadcom Ltd.	1,086,911	168,905,969
Cree Inc.[a]	104,268	2,548,310
Intel Corp.	1,227,062	40,247,634
KLA-Tencor Corp.	450,485	32,998,026
Lam Research Corp.	366,829	30,835,646
Linear Technology Corp.	321,412	14,955,300
Maxim Integrated Products Inc.	813,547	29,035,493
Microchip Technology Inc.	604,945	30,707,008
NVIDIA Corp.	1,466,022	68,917,694
ON Semiconductor Corp.[a]	118,544	1,045,558
Qorvo Inc.[a]	38,648	2,135,689
QUALCOMM Inc.	877,013	46,981,587
Skyworks Solutions Inc.	501,399	31,728,529
Texas Instruments Inc.	2,897,836	181,549,425
Xilinx Inc.	231,716	10,689,059

		747,022,266
SOFTWARE — 6.82%
Activision Blizzard Inc.	1,612,552	63,905,436
Adobe Systems Inc.[a]	1,406,016	134,682,273
ANSYS Inc.[a,b]	65,530	5,946,848
Atlassian Corp. PLC Class Aa	74,936	1,940,842
Autodesk Inc.[a]	498,657	26,997,290
Cadence Design Systems Inc.[a]	860,207	20,903,030
CDK Global Inc.	447,709	24,843,372
Citrix Systems Inc.[a]	447,281	35,822,735
Electronic Arts Inc.[a]	837,482	63,447,636
FireEye Inc.[a,b]	101,412	1,670,256
Fortinet Inc.[a]	416,483	13,156,698
Guidewire Software Inc.[a]	208,005	12,846,389
Intuit Inc.	701,983	78,348,323
Manhattan Associates Inc.[a]	206,109	13,217,770
Microsoft Corp.	21,851,138	1,118,122,732
NetSuite Inc.[a,b]	114,393	8,327,810
Nuance Communications Inc.[a]	486,166	7,598,775
Oracle Corp.	836,079	34,220,714
PTC Inc.[a,b]	145,504	5,468,040

Security	Shares	Value
Red Hat Inc.[a]	521,046	$37,827,940
salesforce.com inc.[a]	1,844,616	146,480,957
ServiceNow Inc.[a]	453,600	30,119,040
Splunk Inc.[a,b]	376,684	20,408,739
SS&C Technologies Holdings Inc.[b]	445,038	12,496,667
Symantec Corp.	250,749	5,150,384
Synopsys Inc.[a]	41,312	2,234,153
Tableau Software Inc. Class Aa	157,957	7,727,256
Tyler Technologies Inc.[a]	95,006	15,838,450
Ultimate Software Group Inc. (The)[a,b]	78,963	16,605,129
VMware Inc. Class Aa,b	73,342	4,196,629
Workday Inc. Class Aa,b	335,210	25,030,131

		1,995,582,444
SPECIALTY RETAIL — 4.31%
Advance Auto Parts Inc.	203,721	32,927,425
AutoNation Inc.[a,b]	74,238	3,487,701
AutoZone Inc.[a,b]	84,725	67,258,094
Bed Bath & Beyond Inc.	44,886	1,939,973
Burlington Stores Inc.[a]	115,741	7,721,082
Cabela’s Inc.[a]	17,992	900,680
CarMax Inc.[a,b]	556,108	27,265,975
Dick’s Sporting Goods Inc.	196,382	8,848,973
Foot Locker Inc.	349,083	19,150,693
Gap Inc. (The)[b]	40,938	868,704
Home Depot Inc. (The)	3,589,588	458,354,492
L Brands Inc.	126,272	8,476,639
Lowe’s Companies Inc.	2,578,850	204,167,555
Michaels Companies Inc. (The)[a,b]	205,475	5,843,709
Murphy USA Inc.[a]	64,695	4,797,781
O’Reilly Automotive Inc.[a]	272,156	73,781,492
Ross Stores Inc.	1,133,771	64,273,478
Sally Beauty Holdings Inc.[a,b]	420,434	12,364,964
Signet Jewelers Ltd.	206,054	16,980,910
TJX Companies Inc. (The)	1,905,407	147,154,583
Tractor Supply Co.	383,939	35,007,558
Ulta Salon Cosmetics & Fragrance Inc.[a]	168,430	41,036,285
Urban Outfitters Inc.[a,b]	199,996	5,499,890
Williams-Sonoma Inc.	254,111	13,246,807

		1,261,355,443

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.82%
Apple Inc.	14,483,880	$1,384,658,928
EMC Corp./MA	596,539	16,207,965
NCR Corp.[a]	355,173	9,863,154

		1,410,730,047
TEXTILES, APPAREL & LUXURY GOODS — 1.45%
Carter’s Inc.	143,962	15,327,634
Coach Inc.	151,617	6,176,877
Hanesbrands Inc.	1,084,651	27,257,280
Kate Spade & Co.[a]	367,843	7,581,244
lululemon athletica Inc.[a,b]	279,333	20,631,535
Michael Kors Holdings Ltd.[a,b]	493,866	24,436,490
NIKE Inc. Class B	3,820,199	210,874,985
Ralph Lauren Corp.	11,322	1,014,678
Skechers U.S.A. Inc. Class Aa,b	374,707	11,136,292
Under Armour Inc. Class Aa,b	526,527	21,129,528
Under Armour Inc. Class Ca,b	532,670	19,389,206
VF Corp.	980,203	60,272,682

		425,228,431
TOBACCO — 1.77%
Altria Group Inc.	5,643,012	389,142,108
Philip Morris International Inc.	478,285	48,651,150
Reynolds American Inc.	1,466,459	79,086,134

		516,879,392
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Air Lease Corp.	137,260	3,675,823
Fastenal Co.	828,293	36,767,926
HD Supply Holdings Inc.[a]	578,396	20,139,749
MSC Industrial Direct Co. Inc. Class A	56,785	4,006,750
United Rentals Inc.[a]	216,843	14,550,165
Watsco Inc.	74,649	10,502,368
WW Grainger Inc.[b]	159,238	36,186,835

		125,829,616
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
T-Mobile U.S. Inc.[a]	506,898	21,933,477

		21,933,477

TOTAL COMMON STOCKS
(Cost: $23,197,762,690)		29,192,735,813

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.53%

MONEY MARKET FUNDS — 2.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	630,892,864	$630,892,864
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	34,730,682	34,730,682
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	75,733,874	75,733,874

		741,357,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $741,357,420)		741,357,420

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $23,939,120,110)[f]		29,934,093,233
Other Assets, Less Liabilities — (2.22)%		(649,176,440)

NET ASSETS — 100.00%		$29,284,916,793

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $24,060,635,778. Net unrealized appreciation was $5,873,457,455, of which $6,466,076,489 represented gross unrealized appreciation on securities and $592,619,034 represented gross unrealized depreciation on securities.

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	112,557	3,045	(115,602)	—	$—	$255,310	$11,022,863

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	858	Sep. 2016	Chicago Mercantile	$89,497,883	$89,669,580	$171,697

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,192,735,813	$—	$—	$29,192,735,813
Money market funds	741,357,420	—	—	741,357,420

Total	$29,934,093,233	$—	$—	$29,934,093,233

Derivative financial instruments[a]:
Assets:
Futures contracts	$171,697	$—	$—	$171,697

Total	$171,697	$—	$—	$171,697

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

388

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 1.48%
General Dynamics Corp.	397,417	$55,336,343
Huntington Ingalls Industries Inc.	21,206	3,563,244
L-3 Communications Holdings Inc.	213,750	31,354,988
Orbital ATK Inc.	162,009	13,793,446
Raytheon Co.	511,806	69,580,026
Spirit AeroSystems Holdings Inc. Class Aa,b	178,003	7,654,129
Textron Inc.	516,228	18,873,296
United Technologies Corp.	2,165,408	222,062,590

		422,218,062
AIR FREIGHT & LOGISTICS — 0.03%
Expeditors International of Washington Inc.	149,354	7,324,320

		7,324,320
AIRLINES — 0.46%
Alaska Air Group Inc.	60,548	3,529,343
American Airlines Group Inc.	1,607,794	45,516,648
Copa Holdings SA Class Ab	86,448	4,517,772
Delta Air Lines Inc.	474,297	17,278,640
JetBlue Airways Corp.[a]	827,453	13,702,622
Spirit Airlines Inc.[a]	198,133	8,890,228
United Continental Holdings Inc.[a]	935,364	38,387,338

		131,822,591
AUTO COMPONENTS — 0.35%
BorgWarner Inc.	530,320	15,655,046
Gentex Corp.	279,204	4,313,702
Goodyear Tire & Rubber Co. (The)	739,729	18,981,446
Johnson Controls Inc.	1,264,837	55,981,686
Lear Corp.	35,279	3,589,991

		98,521,871
AUTOMOBILES — 0.86%
Ford Motor Co.	10,828,535	136,114,685
General Motors Co.	3,909,046	110,626,002

		246,740,687
BANKS — 9.73%
Associated Banc-Corp.	414,094	7,101,712

Security	Shares	Value
Bank of America Corp.	28,677,401	$380,549,111
Bank of Hawaii Corp.	117,755	8,101,544
BankUnited Inc.	275,568	8,465,449
BB&T Corp.	2,267,123	80,732,250
BOK Financial Corp.[b]	71,195	4,463,926
CIT Group Inc.	553,055	17,647,985
Citigroup Inc.	8,192,694	347,288,299
Citizens Financial Group Inc.	865,773	17,298,145
Comerica Inc.	484,946	19,945,829
Commerce Bancshares Inc./MO	230,788	11,054,745
Cullen/Frost Bankers Inc.[b]	147,456	9,397,371
East West Bancorp. Inc.	398,420	13,617,996
Fifth Third Bancorp.	2,130,933	37,483,111
First Horizon National Corp.	639,776	8,816,113
First Niagara Financial Group Inc.	976,974	9,515,727
First Republic Bank/CA	79,803	5,585,412
Huntington Bancshares Inc./OH	2,203,683	19,700,926
JPMorgan Chase & Co.	10,157,082	631,161,075
KeyCorp	2,342,196	25,881,266
M&T Bank Corp.	416,570	49,251,071
PacWest Bancorp.	329,473	13,106,436
People’s United Financial Inc.[b]	858,540	12,586,196
PNC Financial Services Group Inc. (The)[c]	1,392,567	113,341,028
Popular Inc.	284,323	8,330,664
Regions Financial Corp.	3,537,690	30,105,742
Signature Bank/New York NYa	60,142	7,512,939
SunTrust Banks Inc.	1,397,600	57,413,408
SVB Financial Group[a]	38,335	3,647,959
Synovus Financial Corp.	345,524	10,016,741
TCF Financial Corp.	435,907	5,514,224
U.S. Bancorp.	4,529,177	182,661,708
Wells Fargo & Co.	12,749,560	603,436,675
Western Alliance Bancorp.[a]	112,705	3,679,818
Zions BanCorp.	559,053	14,049,002

		2,778,461,603
BEVERAGES — 0.81%
Brown-Forman Corp. Class A	4,301	464,637
Brown-Forman Corp. Class B	16,778	1,673,773
Coca-Cola Co. (The)	2,739,542	124,183,439

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
Molson Coors Brewing Co. Class B	478,824	$48,423,471
PepsiCo Inc.	524,032	55,515,950

		230,261,270
BIOTECHNOLOGY — 0.04%
Alnylam Pharmaceuticals Inc.[a,b]	27,432	1,522,202
Juno Therapeutics Inc.[a]	17,084	656,709
OPKO Health Inc.[a,b]	75,924	709,130
United Therapeutics Corp.[a]	88,337	9,356,655

		12,244,696
BUILDING PRODUCTS — 0.14%
Armstrong World Industries Inc.[a,b]	128,886	5,045,887
Lennox International Inc.	8,755	1,248,463
Masco Corp.	323,640	10,013,422
Owens Corning	318,492	16,408,708
USG Corp.[a]	241,919	6,522,136

		39,238,616
CAPITAL MARKETS — 2.72%
Affiliated Managers Group Inc.[a]	19,910	2,802,731
Ameriprise Financial Inc.	304,795	27,385,831
Bank of New York Mellon Corp. (The)	2,919,529	113,423,702
BlackRock Inc.[c]	348,451	119,354,921
Charles Schwab Corp. (The)	664,930	16,829,378
E*TRADE Financial Corp.[a]	775,593	18,218,680
Franklin Resources Inc.	1,006,017	33,570,787
Goldman Sachs Group Inc. (The)	1,075,897	159,856,776
Interactive Brokers Group Inc. Class A	155,490	5,504,346
Invesco Ltd.	955,175	24,395,170
Lazard Ltd. Class A	305,329	9,092,698
Legg Mason Inc.	292,016	8,611,552
LPL Financial Holdings Inc.	204,239	4,601,505
Morgan Stanley	3,980,172	103,404,869
Northern Trust Corp.	577,059	38,235,929
Raymond James Financial Inc.	351,108	17,309,624
State Street Corp.	1,099,383	59,278,731
T Rowe Price Group Inc.	159,253	11,620,691
TD Ameritrade Holding Corp.	75,306	2,144,338

		775,642,259

Security	Shares	Value
CHEMICALS — 1.52%
Air Products & Chemicals Inc.	70,245	$9,977,600
Albemarle Corp.	312,309	24,769,227
Ashland Inc.	172,468	19,794,152
Cabot Corp.	169,685	7,747,817
Celanese Corp. Series A	374,069	24,482,816
CF Industries Holdings Inc.	648,490	15,628,609
Dow Chemical Co. (The)	3,129,594	155,572,118
Eastman Chemical Co.	411,982	27,973,578
FMC Corp.	71,997	3,334,181
Huntsman Corp.	550,186	7,400,002
LyondellBasell Industries NV Class A	540,057	40,191,042
Monsanto Co.	427,250	44,181,922
Mosaic Co. (The)	976,583	25,566,943
NewMarket Corp.	1,649	683,313
Platform Specialty Products Corp.[a,b]	456,378	4,052,637
Praxair Inc.	96,952	10,896,435
Scotts Miracle-Gro Co. (The) Class A	9,774	683,300
Westlake Chemical Corp.	105,223	4,516,171
WR Grace & Co.	87,264	6,388,597

		433,840,460
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Clean Harbors Inc.[a,b]	133,775	6,971,015
Republic Services Inc.	657,221	33,722,010
RR Donnelley & Sons Co.	186,239	3,151,164
Stericycle Inc.[a,b]	12,591	1,310,975
Tyco International PLC	1,007,891	42,936,157
Waste Management Inc.	214,746	14,231,217

		102,322,538
COMMUNICATIONS EQUIPMENT — 1.78%
ARRIS International PLC[a]	404,802	8,484,650
Brocade Communications Systems Inc.	1,297,138	11,907,727
Cisco Systems Inc.	14,043,719	402,914,298
EchoStar Corp. Class Aa	127,801	5,073,700
Harris Corp.	348,085	29,044,212
Juniper Networks Inc.	1,042,065	23,436,042
Motorola Solutions Inc.	432,123	28,507,154

		509,367,783

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.26%
AECOM[a,b]	422,939	$13,436,772
Chicago Bridge & Iron Co. NV	289,513	10,025,835
Fluor Corp.	387,142	19,078,358
Jacobs Engineering Group Inc.[a,b]	332,616	16,567,603
KBR Inc.	396,111	5,244,509
Quanta Services Inc.[a]	291,300	6,734,856
Valmont Industries Inc.	12,388	1,675,725

		72,763,658
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	16,769	3,219,648
Vulcan Materials Co.	26,244	3,158,728

		6,378,376
CONSUMER FINANCE — 1.30%
Ally Financial Inc.[a]	1,233,445	21,054,906
American Express Co.	2,230,875	135,547,965
Capital One Financial Corp.	1,423,106	90,381,462
Discover Financial Services	766,991	41,103,048
Navient Corp.	913,651	10,918,129
OneMain Holdings Inc.[a,b]	146,930	3,352,942
Santander Consumer USA Holdings Inc.[a]	292,866	3,025,306
SLM Corp.[a]	1,182,787	7,309,624
Synchrony Financial[a]	2,329,917	58,900,302

		371,593,684
CONTAINERS & PACKAGING — 0.40%
AptarGroup Inc.	128,435	10,163,062
Avery Dennison Corp.	15,143	1,131,939
Bemis Co. Inc.	223,811	11,524,028
Graphic Packaging Holding Co.	263,002	3,298,045
International Paper Co.	1,143,136	48,446,104
Sonoco Products Co.	275,835	13,697,966
WestRock Co.	698,540	27,152,250

		115,413,394
DISTRIBUTORS — 0.01%
Genuine Parts Co.	24,148	2,444,985

		2,444,985
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	12,031	5,889,656
H&R Block Inc.	623,840	14,348,320

		20,237,976

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 3.34%
Berkshire Hathaway Inc. Class Ba	5,276,347	$763,962,282
CME Group Inc./IL	941,745	91,725,963
Intercontinental Exchange Inc.	171,003	43,769,928
Leucadia National Corp.	913,197	15,825,704
Moody’s Corp.	50,418	4,724,671
Nasdaq Inc.	312,933	20,237,377
Voya Financial Inc.	568,016	14,064,076

		954,310,001
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.12%
AT&T Inc.	17,189,994	742,779,641
CenturyLink Inc.	1,498,266	43,464,697
Frontier Communications Corp.	3,244,437	16,027,519
Level 3 Communications Inc.[a]	814,514	41,939,326
SBA Communications Corp. Class Aa	125,557	13,552,622
Verizon Communications Inc.	5,692,990	317,896,561

		1,175,660,366
ELECTRIC UTILITIES — 4.26%
Alliant Energy Corp.	633,966	25,168,450
American Electric Power Co. Inc.	1,372,619	96,206,866
Avangrid Inc.	156,120	7,190,887
Duke Energy Corp.	1,923,320	165,001,623
Edison International	881,561	68,470,843
Entergy Corp.	498,826	40,579,495
Eversource Energy	884,462	52,979,274
Exelon Corp.	2,473,303	89,929,297
FirstEnergy Corp.	1,185,955	41,401,689
Great Plains Energy Inc.	429,651	13,061,390
Hawaiian Electric Industries Inc.	298,167	9,776,896
ITC Holdings Corp.	211,582	9,906,269
NextEra Energy Inc.	1,284,754	167,531,922
OGE Energy Corp.	552,944	18,108,916
PG&E Corp.	1,384,531	88,499,221
Pinnacle West Capital Corp.	309,148	25,059,537
PPL Corp.	1,890,328	71,359,882
Southern Co. (The)	2,620,867	140,557,097
Westar Energy Inc.	394,768	22,142,537

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
Xcel Energy Inc.	1,416,634	$63,436,871

		1,216,368,962
ELECTRICAL EQUIPMENT — 0.72%
AMETEK Inc.	524,475	24,246,479
Eaton Corp. PLC	1,275,064	76,159,573
Emerson Electric Co.	1,497,001	78,083,572
Hubbell Inc.	55,530	5,856,749
Regal Beloit Corp.	123,836	6,817,172
Rockwell Automation Inc.	75,111	8,624,245
Solarcity Corp.[a]	181,610	4,345,927

		204,133,717
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Arrow Electronics Inc.[a,b]	252,465	15,627,584
Avnet Inc.	355,942	14,419,210
Corning Inc.	2,998,408	61,407,396
Dolby Laboratories Inc. Class A	140,817	6,738,093
Fitbit Inc.[a,b]	64,395	786,907
FLIR Systems Inc.	380,590	11,779,261
Ingram Micro Inc. Class A	405,237	14,094,143
IPG Photonics Corp.[a]	15,599	1,247,920
Jabil Circuit Inc.	519,144	9,588,590
Keysight Technologies Inc.[a]	476,526	13,862,141
National Instruments Corp.	60,872	1,667,893
Trimble Navigation Ltd.[a]	146,109	3,559,215
Zebra Technologies Corp. Class Aa	28,034	1,404,503

		156,182,856
ENERGY EQUIPMENT & SERVICES — 2.21%
Baker Hughes Inc.	1,220,849	55,096,915
Diamond Offshore Drilling Inc.	178,549	4,344,097
Dril-Quip Inc.[a,b]	104,983	6,134,157
Ensco PLC Class A	837,398	8,131,135
FMC Technologies Inc.[a]	626,482	16,708,275
Frank’s International NV	103,894	1,517,891
Halliburton Co.	2,389,966	108,241,560
Helmerich & Payne Inc.	269,788	18,110,869
Nabors Industries Ltd.	764,788	7,686,119
National Oilwell Varco Inc.	1,053,131	35,437,858
Noble Corp. PLC	671,724	5,535,006
Oceaneering International Inc.	271,852	8,117,501

Security	Shares	Value
Patterson-UTI Energy Inc.	400,783	$8,544,694
Rowan Companies PLC Class A	348,872	6,161,080
RPC Inc.[b]	161,880	2,513,996
Schlumberger Ltd.	3,882,965	307,064,872
Superior Energy Services Inc.	417,279	7,682,106
Transocean Ltd.[b]	958,607	11,397,837
Weatherford International PLC[a,b]	2,479,942	13,763,678

		632,189,646
FOOD & STAPLES RETAILING — 1.78%
CVS Health Corp.	173,379	16,599,305
Wal-Mart Stores Inc.	4,220,643	308,191,352
Walgreens Boots Alliance Inc.	1,904,404	158,579,721
Whole Foods Market Inc.	739,928	23,692,495

		507,062,873
FOOD PRODUCTS — 2.05%
Archer-Daniels-Midland Co.	1,602,788	68,743,577
Bunge Ltd.	387,936	22,946,415
ConAgra Foods Inc.	255,198	12,201,017
Flowers Foods Inc.	39,811	746,456
Hain Celestial Group Inc. (The)[a]	71,788	3,571,453
Hormel Foods Corp.	94,786	3,469,168
Ingredion Inc.	58,615	7,585,367
JM Smucker Co. (The)	322,769	49,193,223
Kellogg Co.	54,465	4,447,067
Kraft Heinz Co. (The)	1,449,917	128,288,656
Mead Johnson Nutrition Co.	333,587	30,273,020
Mondelez International Inc. Class A	4,167,257	189,651,866
Pilgrim’s Pride Corp.	140,700	3,585,036
Pinnacle Foods Inc.	320,835	14,851,452
Post Holdings Inc.[a]	76,413	6,318,591
TreeHouse Foods Inc.[a]	105,239	10,802,784
Tyson Foods Inc. Class A	432,543	28,889,547

		585,564,695
GAS UTILITIES — 0.36%
AGL Resources Inc.	335,213	22,114,002
Atmos Energy Corp.	282,233	22,951,188
National Fuel Gas Co.	204,588	11,636,965
Piedmont Natural Gas Co. Inc.	206,126	12,392,295
Questar Corp.	486,963	12,354,251

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
UGI Corp.	480,193	$21,728,733

		103,177,434
HEALTH CARE EQUIPMENT & SUPPLIES — 2.37%
Abbott Laboratories	4,094,741	160,964,269
Alere Inc.[a]	195,638	8,154,192
Baxter International Inc.	1,235,838	55,884,594
Cooper Companies Inc. (The)	30,030	5,152,247
DENTSPLY SIRONA Inc.	640,510	39,737,241
Hill-Rom Holdings Inc.	12,776	644,549
Medtronic PLC	3,912,573	339,493,959
St. Jude Medical Inc.	236,718	18,464,004
Teleflex Inc.	98,961	17,546,775
Zimmer Biomet Holdings Inc.	241,511	29,073,094

		675,114,924
HEALTH CARE PROVIDERS & SERVICES — 1.40%
Acadia Healthcare Co. Inc.[a]	132,713	7,352,300
Aetna Inc.	628,003	76,698,006
Amsurg Corp.[a]	65,440	5,074,218
Anthem Inc.	534,578	70,211,475
Brookdale Senior Living Inc.[a,b]	511,295	7,894,395
Cardinal Health Inc.	68,434	5,338,536
Centene Corp.[a]	123,120	8,787,074
Cigna Corp.	471,698	60,372,627
DaVita HealthCare Partners Inc.[a]	284,024	21,960,736
Envision Healthcare Holdings Inc.[a]	85,262	2,163,097
Express Scripts Holding Co.[a]	206,064	15,619,651
HCA Holdings Inc.[a]	275,785	21,238,203
Humana Inc.	24,466	4,400,944
Laboratory Corp. of America Holdings[a]	156,970	20,448,482
LifePoint Health Inc.[a]	111,808	7,308,889
MEDNAX Inc.[a,b]	75,551	5,472,159
Premier Inc.[a]	88,192	2,883,878
Quest Diagnostics Inc.	394,768	32,138,063
Universal Health Services Inc. Class B	179,823	24,114,264
WellCare Health Plans Inc.[a]	9,696	1,040,187

		400,517,184
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	518,105	6,579,934

		6,579,934

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.62%
Aramark	382,847	$12,794,747
Carnival Corp.	1,136,418	50,229,675
Choice Hotels International Inc.	30,853	1,469,220
Extended Stay America Inc.	176,256	2,635,027
Hilton Worldwide Holdings Inc.	174,737	3,936,825
Hyatt Hotels Corp. Class Aa,b	62,588	3,075,574
International Game Technology PLC	261,173	4,894,382
Marriott International Inc./MD Class A	67,431	4,481,464
MGM Resorts International[a,b]	1,199,906	27,153,873
Norwegian Cruise Line Holdings Ltd.[a]	400,750	15,965,880
Royal Caribbean Cruises Ltd.	469,446	31,523,299
Starwood Hotels & Resorts Worldwide Inc.	193,448	14,305,479
Wendy’s Co. (The)	249,719	2,402,297
Wynn Resorts Ltd.	20,309	1,840,808

		176,708,550
HOUSEHOLD DURABLES — 0.38%
CalAtlantic Group Inc.	181,905	6,677,732
DR Horton Inc.	422,733	13,307,635
Garmin Ltd.	309,490	13,128,566
Harman International Industries Inc.	105,022	7,542,680
Lennar Corp. Class A	240,056	11,066,582
Lennar Corp. Class B	12,967	483,021
Mohawk Industries Inc.[a]	35,803	6,793,977
PulteGroup Inc.	672,835	13,113,554
Toll Brothers Inc.[a]	227,546	6,123,263
Whirlpool Corp.	186,757	31,121,186

		109,358,196
HOUSEHOLD PRODUCTS — 2.83%
Clorox Co. (The)	54,034	7,477,765
Colgate-Palmolive Co.	1,987,407	145,478,193
Energizer Holdings Inc.	119,380	6,146,876
Kimberly-Clark Corp.	148,022	20,350,065
Procter & Gamble Co. (The)	7,434,339	629,465,483

		808,918,382

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.18%
AES Corp./VA	1,841,609	$22,983,280
Calpine Corp.[a,b]	992,862	14,644,715
NRG Energy Inc.	874,498	13,108,725

		50,736,720
INDUSTRIAL CONGLOMERATES — 2.85%
Carlisle Companies Inc.	122,817	12,979,300
Danaher Corp.	1,242,232	125,465,432
General Electric Co.	20,696,014	651,510,521
Roper Technologies Inc.	136,294	23,246,305

		813,201,558
INSURANCE — 4.90%
Aflac Inc.	1,120,602	80,862,640
Alleghany Corp.[a]	41,252	22,671,274
Allied World Assurance Co. Holdings AG	242,877	8,534,698
Allstate Corp. (The)	1,042,520	72,924,274
American Financial Group Inc./OH	189,864	14,036,646
American International Group Inc.	3,093,674	163,624,418
American National Insurance Co.	20,370	2,304,866
AmTrust Financial Services Inc.	229,230	5,616,135
Arch Capital Group Ltd.[a]	319,943	23,035,896
Arthur J Gallagher & Co.	153,055	7,285,418
Aspen Insurance Holdings Ltd.	166,861	7,739,013
Assurant Inc.	171,529	14,804,668
Assured Guaranty Ltd.	369,423	9,372,262
Axis Capital Holdings Ltd.	253,911	13,965,105
Brown & Brown Inc.	303,810	11,383,761
Chubb Ltd.	1,289,109	168,499,437
Cincinnati Financial Corp.	417,939	31,299,452
CNA Financial Corp.	78,261	2,458,961
Endurance Specialty Holdings Ltd.	177,471	11,918,952
Erie Indemnity Co. Class A	19,016	1,889,049
Everest Re Group Ltd.	116,243	21,234,109
First American Financial Corp.	295,971	11,903,954
FNF Group	732,210	27,457,875

Security	Shares	Value
Hanover Insurance Group Inc. (The)	118,587	$10,034,832
Hartford Financial Services Group Inc. (The)	1,090,703	48,405,399
Lincoln National Corp.	513,055	19,891,142
Loews Corp.	780,981	32,090,509
Markel Corp.[a,b]	38,044	36,247,562
Mercury General Corp.	53,355	2,836,352
MetLife Inc.	2,593,741	103,308,704
Old Republic International Corp.	671,217	12,947,776
Principal Financial Group Inc.	746,236	30,677,762
ProAssurance Corp.	145,856	7,810,589
Progressive Corp. (The)	1,465,170	49,083,195
Prudential Financial Inc.	1,232,319	87,913,637
Reinsurance Group of America Inc.	177,407	17,206,705
RenaissanceRe Holdings Ltd.	117,229	13,767,374
Torchmark Corp.	330,061	20,404,371
Travelers Companies Inc. (The)	814,086	96,908,797
Unum Group	661,280	21,022,091
Validus Holdings Ltd.	208,665	10,139,032
White Mountains Insurance Group Ltd.	13,165	11,084,930
WR Berkley Corp.	267,815	16,047,475
XL Group PLC	514,345	17,132,832

		1,399,783,929
INTERNET & CATALOG RETAIL — 0.09%
Liberty Interactive Corp. QVC Group Series Aa	539,105	13,677,094
Liberty Ventures Series Aa	300,867	11,153,140

		24,830,234
INTERNET SOFTWARE & SERVICES — 0.37%
Akamai Technologies Inc.[a]	53,150	2,972,679
IAC/InterActiveCorp	42,203	2,376,029
Pandora Media Inc.[a,b]	85,544	1,065,023
Twitter Inc.[a]	206,089	3,484,965
Yahoo! Inc.[a]	2,417,052	90,784,473
Yelp Inc.[a]	43,114	1,308,941
Zillow Group Inc. Class Aa,b	43,780	1,604,537
Zillow Group Inc. Class Ca,b	87,671	3,180,704

		106,777,351

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
IT SERVICES — 0.80%
Amdocs Ltd.	413,188	$23,849,211
Booz Allen Hamilton Holding Corp.	21,466	636,252
Computer Sciences Corp.	384,930	19,111,775
CoreLogic Inc./U.S.[a]	100,855	3,880,901
Fidelity National Information Services Inc.	390,487	28,771,082
International Business Machines Corp.	767,870	116,547,309
Leidos Holdings Inc.	181,821	8,703,771
Xerox Corp.	2,808,057	26,648,461

		228,148,762
LEISURE PRODUCTS — 0.03%
Brunswick Corp./DE	46,714	2,117,078
Vista Outdoor Inc.[a]	138,908	6,630,079

		8,747,157
LIFE SCIENCES TOOLS & SERVICES — 0.57%
Agilent Technologies Inc.	669,252	29,688,019
Bio-Rad Laboratories Inc. Class Aa,b	57,611	8,239,525
PerkinElmer Inc.	238,184	12,485,605
QIAGEN NVa	633,720	13,821,433
Quintiles Transnational Holdings Inc.[a,b]	79,045	5,163,220
Thermo Fisher Scientific Inc.	596,357	88,117,710
VWR Corp.[a,b]	203,883	5,892,219

		163,407,731
MACHINERY — 1.86%
AGCO Corp.	195,217	9,200,577
Allison Transmission Holdings Inc.	392,925	11,092,273
Caterpillar Inc.	1,555,249	117,903,427
Colfax Corp.[a,b]	272,878	7,220,352
Crane Co.	135,148	7,665,595
Cummins Inc.	439,882	49,460,332
Deere & Co.[b]	660,734	53,545,883
Donaldson Co. Inc.	27,131	932,221
Dover Corp.	427,621	29,642,688
Flowserve Corp.	143,467	6,480,404
IDEX Corp.	14,565	1,195,786
Ingersoll-Rand PLC	357,950	22,794,256
ITT Inc.	250,476	8,010,222

Security	Shares	Value
Lincoln Electric Holdings Inc.	64,249	$3,795,831
Manitowoc Foodservice Inc.[a,b]	196,776	3,467,193
Oshkosh Corp.	202,091	9,641,762
PACCAR Inc.	870,303	45,142,617
Parker-Hannifin Corp.	372,173	40,213,293
Pentair PLC	463,619	27,024,351
Snap-on Inc.	43,064	6,796,360
Stanley Black & Decker Inc.	366,416	40,752,788
Terex Corp.	293,646	5,963,950
Timken Co. (The)	195,257	5,986,580
Trinity Industries Inc.	414,596	7,699,048
Xylem Inc./NY	238,097	10,631,031

		532,258,820
MARINE — 0.03%
Kirby Corp.[a,b]	146,508	9,140,634

		9,140,634
MEDIA — 0.95%
Clear Channel Outdoor Holdings Inc. Class A	58,615	364,585
Comcast Corp. Class A	505,076	32,925,904
Discovery Communications Inc. Class Aa,b	29,098	734,143
Discovery Communications Inc. Class C NVS[a,b]	45,758	1,091,328
DISH Network Corp. Class Aa,b	139,825	7,326,830
John Wiley & Sons Inc. Class A	123,184	6,427,741
Liberty Broadband Corp. Class Aa	70,557	4,191,086
Liberty Broadband Corp. Class Ca,b	286,810	17,208,600
Liberty SiriusXM Group Class Aa	252,367	7,914,229
Liberty SiriusXM Group Class Ca,b	509,131	15,716,874
Lions Gate Entertainment Corp.	92,702	1,875,361
Live Nation Entertainment Inc.[a]	156,215	3,671,053
Madison Square Garden Co. (The)[a]	48,557	8,376,568
News Corp. Class A	1,054,949	11,973,671
News Corp. Class B	337,287	3,936,139
Regal Entertainment Group Class Ab	161,164	3,552,055

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
TEGNA Inc.	604,624	$14,009,138
Thomson Reuters Corp.	836,735	33,820,829
Time Warner Inc.	752,670	55,351,352
Tribune Media Co.	198,677	7,784,165
Twenty-First Century Fox Inc. Class A	683,706	18,494,247
Twenty-First Century Fox Inc. Class B	307,428	8,377,413
Viacom Inc. Class A	3,295	152,954
Viacom Inc. Class B NVS	113,079	4,689,386

		269,965,651
METALS & MINING — 0.83%
Alcoa Inc.	3,672,962	34,048,358
Compass Minerals International Inc.	93,515	6,937,878
Freeport-McMoRan Inc.	2,729,663	30,408,446
Newmont Mining Corp.	1,481,091	57,940,280
Nucor Corp.	886,509	43,802,409
Reliance Steel & Aluminum Co.	194,282	14,940,286
Royal Gold Inc.	168,838	12,159,713
Southern Copper Corp.[b]	129,519	3,494,422
Steel Dynamics Inc.	554,652	13,588,974
Tahoe Resources Inc.	834,807	12,497,061
U.S. Steel Corp.	377,727	6,368,477

		236,186,304
MULTI-UTILITIES — 2.24%
Ameren Corp.	676,356	36,239,154
CenterPoint Energy Inc.	1,203,642	28,887,408
CMS Energy Corp.	775,952	35,585,159
Consolidated Edison Inc.	849,813	68,358,958
Dominion Resources Inc./VA	1,609,434	125,423,192
DTE Energy Co.	499,141	49,474,856
MDU Resources Group Inc.	538,741	12,929,784
NiSource Inc.	898,011	23,815,252
Public Service Enterprise Group Inc.	1,409,471	65,695,443
SCANA Corp.	363,473	27,500,367
Sempra Energy	695,830	79,338,537
TECO Energy Inc.	649,396	17,949,305
Vectren Corp.	230,512	12,141,067
WEC Energy Group Inc.	880,578	57,501,743

		640,840,225

Security	Shares	Value
MULTILINE RETAIL — 0.57%
Dillard’s Inc. Class A	52,724	$3,195,074
JC Penney Co. Inc.[a,b]	854,150	7,584,852
Kohl’s Corp.	513,147	19,458,534
Macy’s Inc.	860,233	28,912,431
Target Corp.	1,468,764	102,549,103

		161,699,994
OIL, GAS & CONSUMABLE FUELS — 11.28%
Anadarko Petroleum Corp.	1,423,205	75,785,666
Antero Resources Corp.[a,b]	455,621	11,837,034
Apache Corp.	326,933	18,200,360
Cabot Oil & Gas Corp.	377,368	9,713,452
Cheniere Energy Inc.[a,b]	554,276	20,813,064
Chesapeake Energy Corp.[a]	1,548,054	6,625,671
Chevron Corp.	5,245,255	549,860,082
Cimarex Energy Co.	219,661	26,209,951
Columbia Pipeline Group Inc.	1,112,113	28,347,760
Concho Resources Inc.[a,b]	363,336	43,335,085
ConocoPhillips	3,457,740	150,757,464
CONSOL Energy Inc.	630,242	10,140,594
Continental Resources Inc./OKa,b	133,552	6,045,899
Devon Energy Corp.	1,326,592	48,088,960
Diamondback Energy Inc.[a,b]	150,045	13,685,604
Energen Corp.	269,286	12,982,278
EOG Resources Inc.	1,361,487	113,575,246
EQT Corp.	479,809	37,151,611
Exxon Mobil Corp.	11,567,729	1,084,358,916
Gulfport Energy Corp.[a]	348,487	10,893,704
Hess Corp.	785,107	47,184,931
HollyFrontier Corp.	451,048	10,721,411
Kinder Morgan Inc./DE	5,364,089	100,415,746
Kosmos Energy Ltd.[a,b]	435,782	2,375,012
Laredo Petroleum Inc.[a,b]	372,454	3,903,318
Marathon Oil Corp.	2,363,086	35,469,921
Marathon Petroleum Corp.	1,465,515	55,630,949
Memorial Resource Development Corp.[a]	225,033	3,573,524
Murphy Oil Corp.	453,220	14,389,735
Newfield Exploration Co.[a]	410,919	18,154,401
Noble Energy Inc.	1,184,517	42,488,625
Occidental Petroleum Corp.	2,126,608	160,686,501
Parsley Energy Inc. Class Aa	382,978	10,363,385

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
PBF Energy Inc.	271,471	$6,455,580
Phillips 66	1,256,915	99,723,636
Pioneer Natural Resources Co.	453,247	68,535,479
QEP Resources Inc.	599,599	10,570,930
Range Resources Corp.	462,395	19,947,720
SM Energy Co.[b]	186,785	5,043,195
Spectra Energy Corp.	1,649,435	60,418,804
Targa Resources Corp.	433,594	18,271,651
Tesoro Corp.	333,066	24,953,305
Valero Energy Corp.	1,309,401	66,779,451
Whiting Petroleum Corp.[a,b]	559,554	5,181,470
Williams Companies Inc. (The)	1,599,372	34,594,416
World Fuel Services Corp.	191,933	9,114,898
WPX Energy Inc.[a]	766,417	7,135,342

		3,220,491,737
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	173,103	6,060,336

		6,060,336
PERSONAL PRODUCTS — 0.07%
Coty Inc. Class A	55,602	1,445,096
Edgewell Personal Care Co.	163,793	13,825,767
Nu Skin Enterprises Inc. Class Ab	108,715	5,021,546

		20,292,409
PHARMACEUTICALS — 6.89%
Allergan PLC[a]	450,174	104,030,710
Endo International PLC[a]	568,581	8,864,178
Johnson & Johnson	6,340,341	769,083,363
Mallinckrodt PLC[a,b]	305,641	18,576,860
Merck & Co. Inc.	7,729,722	445,309,284
Mylan NVa,b	871,358	37,677,520
Perrigo Co. PLC	383,706	34,790,623
Pfizer Inc.	15,592,125	548,998,721

		1,967,331,259
PROFESSIONAL SERVICES — 0.12%
Dun & Bradstreet Corp. (The)	60,968	7,428,341
IHS Inc. Class Aa	19,763	2,284,801
ManpowerGroup Inc.	198,053	12,742,730
Nielsen Holdings PLC	220,260	11,446,912

		33,902,784
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.40%
Alexandria Real Estate Equities Inc.[b]	182,320	18,873,766

Security	Shares	Value
American Campus Communities Inc.	362,857	$19,184,250
American Capital Agency Corp.	921,425	18,262,644
American Homes 4 Rent Class Ab	462,136	9,464,545
Annaly Capital Management Inc.[b]	2,570,931	28,460,206
Apartment Investment & Management Co. Class A	432,694	19,107,767
Apple Hospitality REIT Inc.[b]	456,252	8,582,100
AvalonBay Communities Inc.	381,897	68,890,400
Boston Properties Inc.[b]	353,995	46,691,940
Brandywine Realty Trust[b]	477,540	8,022,672
Brixmor Property Group Inc.[b]	531,172	14,054,811
Camden Property Trust[b]	237,284	20,980,651
Care Capital Properties Inc.	210,011	5,504,388
Chimera Investment Corp.	520,468	8,171,348
Columbia Property Trust Inc.	343,398	7,348,717
Communications Sales & Leasing Inc.[a]	339,117	9,800,481
Corporate Office Properties Trust	262,170	7,752,367
Corrections Corp. of America	324,395	11,360,313
Crown Castle International Corp.	107,612	10,915,085
CubeSmart	157,682	4,869,220
CyrusOne Inc.	25,875	1,440,203
DCT Industrial Trust Inc.	250,011	12,010,528
DDR Corp.	854,464	15,499,977
Digital Realty Trust Inc.[b]	122,106	13,308,333
Douglas Emmett Inc.	388,267	13,791,244
Duke Realty Corp.	965,231	25,733,058
Empire State Realty Trust Inc. Class A	130,384	2,475,992
EPR Properties	176,435	14,234,776
Equity Commonwealth[a]	338,917	9,872,652
Equity One Inc.[b]	254,069	8,175,940
Equity Residential	991,117	68,268,139
Essex Property Trust Inc.[b]	106,062	24,191,682
Forest City Realty Trust Inc.[b]	634,747	14,161,206
General Growth Properties Inc.	1,604,329	47,841,091
HCP Inc.[b]	1,303,033	46,101,308

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
Healthcare Trust of America Inc. Class A	99,487	$3,217,410
Highwoods Properties Inc.	265,983	14,043,902
Hospitality Properties Trust	415,438	11,964,614
Host Hotels & Resorts Inc.[b]	2,052,137	33,265,141
Kilroy Realty Corp.[b]	251,332	16,660,798
Kimco Realty Corp.[b]	1,124,919	35,299,958
Liberty Property Trust	405,833	16,119,687
Macerich Co. (The)	399,858	34,143,875
MFA Financial Inc.[b]	1,027,202	7,467,759
Mid-America Apartment Communities Inc.	210,120	22,356,768
National Retail Properties Inc.[b]	396,799	20,522,444
NorthStar Realty Finance Corp.	498,420	5,696,941
Omega Healthcare Investors Inc.[b]	321,590	10,917,981
Outfront Media Inc.	321,643	7,774,111
Paramount Group Inc.[b]	500,251	7,974,001
Piedmont Office Realty Trust Inc. Class Ab	402,047	8,660,092
Post Properties Inc.[b]	146,218	8,926,609
Prologis Inc.	1,454,399	71,323,727
Rayonier Inc.[b]	340,665	8,939,050
Realty Income Corp.[b]	718,081	49,806,098
Regency Centers Corp.[b]	222,194	18,604,304
Retail Properties of America Inc. Class A	659,418	11,144,164
Senior Housing Properties Trust	576,515	12,008,807
Simon Property Group Inc.	81,038	17,577,142
SL Green Realty Corp.[b]	271,968	28,956,433
Sovran Self Storage Inc.	43,769	4,592,243
Spirit Realty Capital Inc.	1,331,703	17,005,847
Starwood Property Trust Inc.[b]	643,777	13,339,059
STORE Capital Corp.[b]	418,874	12,335,839
Sun Communities Inc.	173,510	13,297,806
Tanger Factory Outlet Centers Inc.	24,845	998,272
Taubman Centers Inc.[b]	81,493	6,046,781
Two Harbors Investment Corp.	960,275	8,219,954
UDR Inc.[b]	739,306	27,295,178
Ventas Inc.[b]	646,047	47,045,143
VEREIT Inc.	2,531,990	25,674,379

Security	Shares	Value
Vornado Realty Trust	478,219	$47,879,286
Weingarten Realty Investors	323,351	13,199,188
Welltower Inc.[b]	995,022	75,790,826
Weyerhaeuser Co.[b]	2,065,758	61,497,616
WP Carey Inc.	287,599	19,965,123

		1,540,958,156
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Howard Hughes Corp. (The)[a,b]	100,376	11,474,985
Jones Lang LaSalle Inc.	125,865	12,265,544
Realogy Holdings Corp.[a]	401,495	11,651,385

		35,391,914
ROAD & RAIL — 1.31%
AMERCO	6,682	2,502,743
CSX Corp.	2,661,100	69,401,488
Genesee & Wyoming Inc. Class Aa,b	158,656	9,352,771
Hertz Global Holdings Inc.[a]	802,391	8,882,468
Kansas City Southern	300,353	27,058,802
Norfolk Southern Corp.	823,190	70,078,165
Old Dominion Freight Line Inc.[a]	70,824	4,271,395
Ryder System Inc.	148,554	9,082,592
Union Pacific Corp.	1,983,484	173,058,979

		373,689,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.81%
Analog Devices Inc.	854,939	48,423,745
Applied Materials Inc.	867,319	20,789,636
Cree Inc.[a,b]	175,197	4,281,815
Cypress Semiconductor Corp.[b]	865,327	9,129,200
First Solar Inc.[a,b]	210,103	10,185,793
Intel Corp.	11,999,597	393,586,782
Lam Research Corp.	89,120	7,491,427
Linear Technology Corp.	351,448	16,352,875
Marvell Technology Group Ltd.	1,117,985	10,654,397
Micron Technology Inc.[a]	2,887,471	39,731,601
ON Semiconductor Corp.[a]	1,030,314	9,087,370
Qorvo Inc.[a,b]	343,613	18,988,054
QUALCOMM Inc.	3,249,656	174,084,072
Skyworks Solutions Inc.	44,741	2,831,210
SunPower Corp.[a,b]	159,777	2,474,946
Teradyne Inc.	563,671	11,098,682

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
Xilinx Inc.	484,375	$22,344,219

		801,535,824
SOFTWARE — 1.52%
ANSYS Inc.[a]	181,058	16,431,014
Autodesk Inc.[a]	107,145	5,800,830
CA Inc.	813,389	26,703,561
FireEye Inc.[a,b]	322,390	5,309,763
Nuance Communications Inc.[a]	150,713	2,355,644
Oracle Corp.	7,442,772	304,632,658
PTC Inc.[a]	175,975	6,613,141
SS&C Technologies Holdings Inc.	37,373	1,049,434
Symantec Corp.	1,468,153	30,155,863
Synopsys Inc.[a]	381,943	20,655,477
VMware Inc. Class Aa,b	156,381	8,948,121
Zynga Inc. Class Aa	2,013,923	5,014,668

		433,670,174
SPECIALTY RETAIL — 0.60%
AutoNation Inc.[a]	108,913	5,116,733
Bed Bath & Beyond Inc.	369,576	15,973,075
Best Buy Co. Inc.	773,518	23,669,651
Burlington Stores Inc.[a]	83,295	5,556,610
Cabela’s Inc.[a]	121,632	6,088,898
CST Brands Inc.	206,750	8,906,790
Dick’s Sporting Goods Inc.	52,874	2,382,502
Foot Locker Inc.	39,759	2,181,179
GameStop Corp. Class A	283,886	7,545,690
Gap Inc. (The)	578,252	12,270,507
L Brands Inc.	553,340	37,145,714
Michaels Companies Inc. (The)[a]	59,610	1,695,308
Murphy USA Inc.[a]	40,276	2,986,868
Penske Automotive Group Inc.	106,596	3,353,510
Signet Jewelers Ltd.	18,959	1,562,411
Staples Inc.	1,790,842	15,437,058
Tiffany & Co.	304,145	18,443,353
Urban Outfitters Inc.[a]	54,794	1,506,835

		171,822,692
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.64%
Apple Inc.	1,284,846	122,831,278
EMC Corp./MA	4,866,459	132,221,691
Hewlett Packard Enterprise Co.	4,814,112	87,953,826

Security	Shares	Value
HP Inc.	4,822,658	$60,524,358
Lexmark International Inc. Class A	171,721	6,482,468
NetApp Inc.	805,885	19,816,712
Western Digital Corp.	787,081	37,197,448

		467,027,781
TEXTILES, APPAREL & LUXURY GOODS — 0.21%
Coach Inc.	630,842	25,700,503
PVH Corp.	224,161	21,122,691
Ralph Lauren Corp.	147,576	13,225,761

		60,048,955
THRIFTS & MORTGAGE FINANCE — 0.08%
New York Community Bancorp. Inc.	1,318,334	19,761,826
TFS Financial Corp.	158,540	2,730,059

		22,491,885
TOBACCO — 1.54%
Philip Morris International Inc.	3,860,650	392,705,318
Reynolds American Inc.	884,748	47,714,460

		440,419,778
TRADING COMPANIES & DISTRIBUTORS — 0.06%
Air Lease Corp.	134,708	3,607,480
MSC Industrial Direct Co. Inc. Class A	76,685	5,410,894
United Rentals Inc.[a]	37,189	2,495,382
WESCO International Inc.[a,b]	116,897	6,019,026

		17,532,782
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	207,324	15,352,342

		15,352,342
WATER UTILITIES — 0.21%
American Water Works Co. Inc.	496,206	41,934,369
Aqua America Inc.	493,111	17,584,338

		59,518,707
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a,b]	2,103,825	9,530,327
T-Mobile U.S. Inc.[a,b]	303,883	13,149,018
Telephone & Data Systems Inc.	264,657	7,849,727
U.S. Cellular Corp.[a]	39,764	1,561,532

		32,090,604

TOTAL COMMON STOCKS
(Cost: $25,896,539,650)		28,454,041,141

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	342,490,664	$342,490,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	18,854,128	18,854,128
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	94,819,835	94,819,835

		456,164,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $456,164,627)		456,164,627

TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $26,352,704,277)[g]		28,910,205,768
Other Assets, Less Liabilities — (1.26)%		(359,351,386)

NET ASSETS — 100.00%		$28,550,854,382

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $27,209,178,812. Net unrealized appreciation was $1,701,026,956, of which $3,750,755,028 represented gross unrealized appreciation on securities and $2,049,728,072 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	228,694	126,785	(7,028)	348,451	$119,354,921	$536,744	$1,142,894
PNC Financial Services Group Inc. (The)	1,384,266	160,918	(152,617)	1,392,567	113,341,028	703,058	(550,259)

					$232,695,949	$1,239,802	$592,635

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,503	Sep. 2016	Chicago Mercantile	$157,261,666	$157,078,530	$(183,136)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$28,454,041,141	$—	$—	$28,454,041,141
Money market funds	456,164,627	—	—	456,164,627

Total	$28,910,205,768	$—	$—	$28,910,205,768

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(183,136)	$—	$—	$(183,136)

Total	$(183,136)	$—	$—	$(183,136)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

401

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.54%

AEROSPACE & DEFENSE — 1.47%
AAR Corp.	509,111	$11,882,651
Aerojet Rocketdyne Holdings Inc.[a,b]	915,636	16,737,826
Aerovironment Inc.[a,b]	313,185	8,706,543
American Science & Engineering Inc.	110,342	4,127,894
Astronics Corp.[a]	295,025	9,812,531
Cubic Corp.	385,392	15,477,343
Curtiss-Wright Corp.	678,625	57,174,156
DigitalGlobe Inc.[a,b]	968,367	20,713,370
Ducommun Inc.[a]	158,838	3,141,816
Engility Holdings Inc.[a,b]	276,207	5,833,492
Esterline Technologies Corp.[a,b]	453,727	28,149,223
KEYW Holding Corp. (The)[a,b]	549,919	5,466,195
KLX Inc.[a,b]	810,708	25,131,948
Kratos Defense & Security Solutions Inc.[a,b]	712,062	2,919,454
Mercury Systems Inc.[a,b]	596,728	14,834,658
Moog Inc. Class Aa	490,200	26,431,584
National Presto Industries Inc.	75,419	7,115,783
Sparton Corp.[a,b]	143,119	3,115,701
TASER International Inc.[a,b]	798,785	19,873,771
Teledyne Technologies Inc.[a,b]	524,127	51,914,779
Triumph Group Inc.	756,520	26,856,460
Vectrus Inc.[a]	163,893	4,669,311

		370,086,489
AIR FREIGHT & LOGISTICS — 0.48%
Air Transport Services Group Inc.[a,b]	798,689	10,351,009
Atlas Air Worldwide Holdings Inc.[a]	375,698	15,561,411
Echo Global Logistics Inc.[a,b]	439,004	9,842,470
Forward Air Corp.	457,042	20,352,080
Hub Group Inc. Class Aa,b	513,997	19,722,065
Park-Ohio Holdings Corp.	131,966	3,731,998
Radiant Logistics Inc.[a,b]	582,174	1,746,522
XPO Logistics Inc.[a,b]	1,500,802	39,411,061

		120,718,616
AIRLINES — 0.39%
Allegiant Travel Co.	202,640	30,699,960
Hawaiian Holdings Inc.[a,b]	808,937	30,707,249

Security	Shares	Value
SkyWest Inc.	771,355	$20,410,053
Virgin America Inc.[a,b]	297,244	16,708,085

		98,525,347
AUTO COMPONENTS — 1.08%
American Axle & Manufacturing Holdings Inc.[a,b]	1,172,834	16,982,636
Cooper Tire & Rubber Co.	849,080	25,319,566
Cooper-Standard Holding Inc.[a]	227,939	18,004,902
Dana Holding Corp.	2,286,087	24,141,079
Dorman Products Inc.[a,b]	407,131	23,287,893
Drew Industries Inc.	364,084	30,888,886
Federal-Mogul Holdings Corp.[a,b]	470,755	3,911,974
Fox Factory Holding Corp.[a,b]	342,822	5,954,818
Gentherm Inc.[a,b]	560,284	19,189,727
Horizon Global Corp.[a,b]	280,645	3,185,321
Metaldyne Performance Group Inc.	230,682	3,171,877
Modine Manufacturing Co.[a,b]	724,161	6,372,617
Motorcar Parts of America Inc.[a,b]	280,104	7,613,227
Spartan Motors Inc.	510,706	3,197,019
Standard Motor Products Inc.	328,567	13,070,395
Stoneridge Inc.[a]	409,920	6,124,205
Strattec Security Corp.	54,217	2,210,427
Superior Industries International Inc.	384,272	10,290,804
Tenneco Inc.[a,b]	864,011	40,271,553
Tower International Inc.	316,801	6,519,765
Unique Fabricating Inc.[b]	102,094	1,367,039
Workhorse Group Inc.[a]	177,238	1,214,080

		272,289,810
AUTOMOBILES — 0.04%
Winnebago Industries Inc.[b]	410,226	9,402,380

		9,402,380
BANKS — 9.73%
1st Source Corp.	238,932	7,739,007
Access National Corp.	125,466	2,447,842
ACNB Corp.[b]	91,727	2,303,265
Allegiance Bancshares Inc.[a,b]	168,355	4,188,672
American National Bankshares Inc.	125,330	3,155,809
Ameris Bancorp.	520,639	15,462,978
Ames National Corp.	130,807	3,508,244
Arrow Financial Corp.	169,275	5,127,340

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Atlantic Capital Bancshares Inc.[a,b]	265,704	$3,842,080
Avenue Financial Holdings Inc.[a,b]	127,794	2,511,152
Banc of California Inc.	747,513	13,529,985
BancFirst Corp.	119,976	7,236,952
Banco Latinoamericano de Comercio Exterior SA Class E	462,925	12,267,512
Bancorp. Inc. (The)[a]	537,927	3,238,321
BancorpSouth Inc.	1,327,461	30,120,090
Bank of Marin Bancorp.	92,327	4,465,857
Bank of the Ozarks Inc.	1,287,957	48,324,147
Bankwell Financial Group Inc.[b]	88,212	1,945,957
Banner Corp.	461,449	19,630,040
Bar Harbor Bankshares	91,669	3,217,582
BBCN Bancorp. Inc.	1,191,860	17,782,551
Berkshire Hills Bancorp. Inc.	470,623	12,669,171
Blue Hills Bancorp. Inc.	376,531	5,557,598
BNC Bancorp.	579,124	13,151,906
Boston Private Financial Holdings Inc.	1,252,021	14,748,807
Bridge Bancorp. Inc.	255,915	7,267,986
Brookline Bancorp. Inc.	1,059,038	11,681,189
Bryn Mawr Bank Corp.	255,346	7,456,103
C&F Financial Corp.	49,693	2,224,259
C1 Financial Inc.[a]	113,569	2,649,565
California First National Bancorp.	37,173	549,045
Camden National Corp.	155,860	6,546,120
Capital Bank Financial Corp. Class A	302,833	8,721,590
Capital City Bank Group Inc.	169,137	2,354,387
Cardinal Financial Corp.	483,271	10,602,966
Carolina Financial Corp.[b]	157,356	2,939,410
Cascade Bancorp.[a]	482,827	2,674,862
Cathay General Bancorp.	1,137,873	32,088,019
CenterState Banks Inc.	709,507	11,174,735
Central Pacific Financial Corp.	463,142	10,930,151
Central Valley Community Bancorp.[b]	134,983	1,889,762
Century Bancorp. Inc./MA Class A	45,495	1,925,803
Chemical Financial Corp.	587,566	21,910,336
Chemung Financial Corp.	48,577	1,425,735
Citizens & Northern Corp.	182,953	3,699,310
City Holding Co.	222,830	10,132,080
CNB Financial Corp./PA	215,844	3,842,023

Security	Shares	Value
CoBiz Financial Inc.	569,616	$6,664,507
Codorus Valley Bancorp. Inc.	118,753	2,418,999
Columbia Banking System Inc.	891,184	25,006,623
Community Bank System Inc.	660,626	27,145,122
Community Trust Bancorp. Inc.	234,361	8,122,952
CommunityOne Bancorp.[a]	202,564	2,560,409
ConnectOne Bancorp. Inc.	433,884	6,807,640
County Bancorp. Inc.[b]	74,263	1,531,303
CU Bancorp.[a]	247,908	5,634,949
Customers Bancorp. Inc.[a]	371,897	9,345,772
CVB Financial Corp.	1,551,309	25,425,954
Eagle Bancorp. Inc.[a,b]	469,563	22,590,676
Enterprise Bancorp. Inc./MA	128,961	3,093,774
Enterprise Financial Services Corp.	293,160	8,176,232
Equity Bancshares Inc. Class Aa,b	77,819	1,722,913
Farmers Capital Bank Corp.	115,166	3,149,790
Farmers National Banc Corp.[b]	381,550	3,357,640
FCB Financial Holdings Inc. Class Aa,b	458,082	15,574,788
Fidelity Southern Corp.	317,823	4,980,286
Financial Institutions Inc.	213,271	5,559,975
First Bancorp. Inc./ME	159,453	3,434,618
First BanCorp./Puerto Rico[a]	1,820,594	7,227,758
First Bancorp./Southern Pines NC	302,308	5,314,575
First Busey Corp.	474,401	10,147,437
First Business Financial Services Inc.	123,292	2,893,663
First Citizens BancShares Inc./NC Class A	116,276	30,105,019
First Commonwealth Financial Corp.	1,354,908	12,465,154
First Community Bancshares Inc./VA	238,133	5,343,705
First Community Financial Partners Inc.[a,b]	209,584	1,844,339
First Connecticut Bancorp. Inc./Farmington CT	213,417	3,534,186
First Financial Bancorp.	937,087	18,226,342
First Financial Bankshares Inc.[b]	978,680	32,090,917
First Financial Corp./IN	152,809	5,595,866
First Financial Northwest Inc.	140,142	1,861,086
First Foundation Inc.[a,b]	202,445	4,352,567

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
First Internet Bancorp.	80,108	$1,908,173
First Interstate BancSystem Inc.	301,620	8,475,522
First Merchants Corp.	623,008	15,531,589
First Mid-Illinois Bancshares Inc.[b]	88,436	2,210,900
First Midwest Bancorp. Inc./IL	1,236,308	21,709,568
First NBC Bank Holding Co.[a]	239,909	4,028,072
First Northwest Bancorp.[a,b]	170,776	2,175,686
First of Long Island Corp. (The)	218,133	6,253,873
FirstMerit Corp.	2,536,265	51,410,092
Flushing Financial Corp.	424,356	8,436,197
FNB Corp./PA	3,220,483	40,384,857
Franklin Financial Network Inc.[a,b]	143,652	4,504,927
Fulton Financial Corp.	2,635,705	35,582,017
German American Bancorp. Inc.	216,704	6,928,027
Glacier Bancorp. Inc.	1,168,907	31,069,548
Great Southern Bancorp. Inc.	164,202	6,070,548
Great Western Bancorp. Inc.	905,832	28,569,941
Green Bancorp. Inc.[a,b]	317,830	2,771,478
Guaranty Bancorp.	230,300	3,846,010
Hampton Roads Bankshares Inc.[a,b]	560,068	1,002,522
Hancock Holding Co.	1,166,534	30,458,203
Hanmi Financial Corp.	483,103	11,348,089
Heartland Financial USA Inc.	335,827	11,851,335
Heritage Commerce Corp.	399,982	4,211,810
Heritage Financial Corp./WA	454,508	7,990,251
Heritage Oaks Bancorp.	368,563	2,926,390
Hilltop Holdings Inc.[a,b]	1,151,741	24,175,044
Home BancShares Inc./ARb	1,854,589	36,702,316
HomeTrust Bancshares Inc.[a,b]	252,672	4,674,432
Horizon Bancorp./IN	172,771	4,343,463
IBERIABANK Corp.	627,737	37,494,731
Independent Bank Corp./MI	310,949	4,511,870
Independent Bank Corp./Rockland MA	397,819	18,180,328
Independent Bank Group Inc.	170,136	7,300,536
International Bancshares Corp.	840,945	21,940,255
Investors Bancorp. Inc.	4,558,480	50,507,958
Lakeland Bancorp. Inc.	592,830	6,746,405
Lakeland Financial Corp.	247,644	11,641,744
LCNB Corp.[b]	135,521	2,141,232
LegacyTexas Financial Group Inc.	681,365	18,335,532
Live Oak Bancshares Inc.	299,925	4,231,942

Security	Shares	Value
Macatawa Bank Corp.[b]	406,523	$3,016,401
MainSource Financial Group Inc.	352,259	7,767,311
MB Financial Inc.	1,072,541	38,911,787
MBT Financial Corp.	274,079	2,192,632
Mercantile Bank Corp.	242,674	5,790,202
Merchants Bancshares Inc./VT	88,503	2,697,571
Middleburg Financial Corp.	72,249	1,965,173
Midland States Bancorp. Inc.[a]	57,058	1,237,588
MidWestOne Financial Group Inc.	126,658	3,617,352
MutualFirst Financial Inc.	83,860	2,293,571
National Bank Holdings Corp. Class A	400,019	8,144,387
National Bankshares Inc.	104,817	3,660,210
National Commerce Corp.[a,b]	129,859	3,028,312
NBT Bancorp. Inc.	651,356	18,648,322
Nicolet Bankshares Inc.[a,b]	116,378	4,431,674
Northrim BanCorp. Inc.	103,419	2,718,886
OFG Bancorp.	668,082	5,545,081
Old Line Bancshares Inc.	128,890	2,320,020
Old National Bancorp./IN	2,039,127	25,550,261
Old Second Bancorp. Inc.	437,997	2,991,520
Opus Bank	262,493	8,872,263
Orrstown Financial Services Inc.	113,962	2,057,014
Pacific Continental Corp.	294,069	4,619,824
Pacific Mercantile Bancorp.[a]	236,480	1,679,008
Pacific Premier Bancorp. Inc.[a]	416,263	9,990,312
Park National Corp.	204,404	18,760,199
Park Sterling Corp.	789,792	5,599,625
Peapack Gladstone Financial Corp.	242,498	4,488,638
Penns Woods Bancorp. Inc.	71,298	2,993,803
People’s Utah Bancorp.	199,315	3,308,629
Peoples Bancorp. Inc./OH	245,415	5,347,593
Peoples Financial Services Corp.	104,983	4,109,035
Pinnacle Financial Partners Inc.	615,225	30,053,741
Preferred Bank/Los Angeles CA	185,915	5,368,296
Premier Financial Bancorp. Inc.	130,933	2,206,221
PrivateBancorp. Inc.[b]	1,203,381	52,984,865
Prosperity Bancshares Inc.	1,025,506	52,290,551
QCR Holdings Inc.	182,338	4,957,770
Renasant Corp.	627,572	20,289,403
Republic Bancorp. Inc./KY Class A	148,936	4,115,102

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Republic First Bancorp. Inc.[a,b]	517,948	$2,232,356
S&T Bancorp. Inc.	521,997	12,762,827
Sandy Spring Bancorp. Inc.	359,504	10,447,186
Seacoast Banking Corp. of Florida[a,b]	453,385	7,362,972
ServisFirst Bancshares Inc.	354,303	17,499,025
Shore Bancshares Inc.	193,112	2,269,066
Sierra Bancorp.	177,842	2,968,183
Simmons First National Corp. Class A	448,273	20,703,489
South State Corp.	363,091	24,708,343
Southern First Bancshares Inc.[a,b]	88,298	2,127,982
Southern National Bancorp. of Virginia Inc.	172,578	2,096,823
Southside Bancshares Inc.	377,699	11,678,453
Southwest Bancorp. Inc.	276,959	4,688,916
State Bank Financial Corp.	535,337	10,894,108
Sterling Bancorp./DE	1,943,965	30,520,250
Stock Yards Bancorp. Inc.	324,607	9,163,656
Stonegate Bank	175,569	5,665,612
Suffolk Bancorp.	174,330	5,458,272
Summit Financial Group Inc.[b]	128,383	2,246,702
Sun Bancorp. Inc./NJa,b	164,616	3,400,967
Talmer Bancorp. Inc. Class A	894,277	17,143,290
Texas Capital Bancshares Inc.[a,b]	708,135	33,112,393
Tompkins Financial Corp.	223,037	14,497,405
TowneBank/Portsmouth VA	854,518	18,500,315
TriCo Bancshares	308,856	8,524,426
Tristate Capital Holdings Inc.[a,b]	336,245	4,616,644
Triumph Bancorp. Inc.[a,b]	237,363	3,797,808
Trustmark Corp.	1,035,013	25,720,073
UMB Financial Corp.	688,093	36,613,429
Umpqua Holdings Corp.	3,385,999	52,381,405
Union Bankshares Corp.	666,523	16,469,783
Union Bankshares Inc./Morrisville VT	59,782	2,173,674
United Bankshares Inc./WV	1,006,461	37,752,352
United Community Banks Inc./GA	1,078,417	19,724,247
Univest Corp. of Pennsylvania	288,137	6,056,640
Valley National Bancorp.	3,797,581	34,633,939
Veritex Holdings Inc.[a,b]	127,256	2,038,641
Washington Trust Bancorp. Inc.	227,872	8,640,906
WashingtonFirst Bankshares Inc.[b]	124,432	2,688,976

Security	Shares	Value
Webster Financial Corp.	1,406,246	$47,742,052
WesBanco Inc.	544,162	16,896,230
West Bancorp. Inc.	243,738	4,531,089
Westamerica Bancorp.[b]	379,122	18,675,550
Wilshire Bancorp. Inc.	1,099,703	11,458,905
Wintrust Financial Corp.	742,355	37,860,105
Yadkin Financial Corp.	766,892	19,241,320
Your Community Bankshares Inc.	75,620	2,810,039

		2,444,566,227
BEVERAGES — 0.23%
Boston Beer Co. Inc. (The)[a,b]	135,350	23,148,911
Coca-Cola Bottling Co. Consolidated	72,130	10,637,011
Craft Brew Alliance Inc.[a,b]	194,684	2,242,760
MGP Ingredients Inc.	192,039	7,341,651
National Beverage Corp.[a,b]	179,135	11,251,469
Primo Water Corp.[a,b]	324,169	3,828,436

		58,450,238
BIOTECHNOLOGY — 4.66%
Acceleron Pharma Inc.[a,b]	419,041	14,239,013
Achillion Pharmaceuticals Inc.[a,b]	1,791,528	13,973,918
Acorda Therapeutics Inc.[a,b]	657,523	16,770,124
Adamas Pharmaceuticals Inc.[a,b]	256,026	3,876,234
Aduro Biotech Inc.[a,b]	543,316	6,144,904
Advaxis Inc.[a,b]	512,350	4,144,912
Adverum Biotechnologies Inc.[a,b]	356,245	1,125,734
Agenus Inc.[a,b]	1,116,292	4,520,983
Aimmune Therapeutics Inc.[a,b]	402,903	4,359,410
Akebia Therapeutics Inc.[a,b]	551,036	4,121,749
Alder Biopharmaceuticals Inc.[a,b]	720,137	17,981,821
AMAG Pharmaceuticals Inc.[a,b]	533,331	12,757,278
Amicus Therapeutics Inc.[a,b]	1,947,848	10,635,250
Anavex Life Sciences Corp.[a]	502,823	3,072,249
Anthera Pharmaceuticals Inc.[a,b]	622,503	1,923,534
Applied Genetic Technologies Corp./DEa,b	195,036	2,755,859
Ardelyx Inc.[a,b]	351,835	3,071,520
Arena Pharmaceuticals Inc.[a,b]	3,754,078	6,419,473
Argos Therapeutics Inc.[a]	166,047	1,017,868
ARIAD Pharmaceuticals Inc.[a,b]	2,718,423	20,089,146
Array BioPharma Inc.[a,b]	2,211,054	7,871,352

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Arrowhead Pharmaceuticals Inc.[a,b]	927,358	$4,933,545
Asterias Biotherapeutics Inc.[a,b]	352,307	845,537
Atara Biotherapeutics Inc.[a,b]	355,606	8,004,691
Athersys Inc.[a]	1,171,779	2,542,760
Avexis Inc.[a,b]	74,276	2,823,974
Axovant Sciences Ltd.[a,b]	374,653	4,810,545
Bellicum Pharmaceuticals Inc.[a,b]	321,345	4,164,631
BioCryst Pharmaceuticals Inc.[a,b]	1,127,915	3,203,279
BioSpecifics Technologies Corp.[a,b]	82,961	3,313,462
BioTime Inc.[a,b]	983,522	2,566,992
Bluebird Bio Inc.[a,b]	568,588	24,614,175
Blueprint Medicines Corp.[a,b]	306,560	6,207,840
Cara Therapeutics Inc.[a,b]	324,423	1,560,475
Celator Pharmaceuticals Inc.[a]	499,503	15,075,001
Celldex Therapeutics Inc.[a,b]	1,476,890	6,483,547
Cellular Biomedicine Group Inc.[a,b]	186,912	2,241,075
Cepheid[a,b]	1,114,473	34,270,045
ChemoCentryx Inc.[a,b]	325,754	1,462,635
Chimerix Inc.[a,b]	651,999	2,562,356
Cidara Therapeutics Inc.[a,b]	165,411	1,705,387
Clovis Oncology Inc.[a,b]	486,746	6,678,155
Coherus Biosciences Inc.[a,b]	451,545	7,626,595
Concert Pharmaceuticals Inc.[a,b]	253,353	2,845,154
Corvus Pharmaceuticals Inc.[a]	52,050	742,233
Curis Inc.[a,b]	1,752,299	2,733,586
Cytokinetics Inc.[a,b]	518,883	4,924,200
CytomX Therapeutics Inc.[a,b]	313,746	3,204,915
CytRx Corp.[a,b]	1,027,733	2,291,845
Dimension Therapeutics Inc.[a]	189,310	1,135,860
Dyax Corp.	2,384,154	2,646,411
Dynavax Technologies Corp.[a,b]	594,823	8,672,519
Eagle Pharmaceuticals Inc./DEa,b	135,674	5,262,794
Edge Therapeutics Inc.[a,b]	249,979	2,527,288
Editas Medicine Inc.[a,b]	105,595	2,576,518
Eiger Biopharmaceuticals Inc.[a,b]	53,910	1,068,496
Emergent BioSolutions Inc.[a,b]	496,573	13,963,633
Enanta Pharmaceuticals Inc.[a,b]	238,522	5,259,410
Epizyme Inc.[a,b]	616,332	6,311,240
Esperion Therapeutics Inc.[a,b]	219,726	2,170,893
Exact Sciences Corp.[a,b]	1,480,345	18,134,226
Exelixis Inc.[a,b]	3,487,684	27,238,812

Security	Shares	Value
FibroGen Inc.[a,b]	800,910	$13,142,933
Five Prime Therapeutics Inc.[a,b]	412,569	17,059,728
Flexion Therapeutics Inc.[a,b]	283,872	4,248,144
Fortress Biotech Inc.[a,b]	527,041	1,417,740
Foundation Medicine Inc.[a,b]	206,508	3,853,439
Galena Biopharma Inc.[a,b]	2,808,994	1,309,272
Genomic Health Inc.[a,b]	286,024	7,406,592
Geron Corp.[a,b]	2,305,725	6,179,343
Global Blood Therapeutics Inc.[a,b]	215,930	3,582,279
GlycoMimetics Inc.[a,b]	159,024	1,156,104
Halozyme Therapeutics Inc.[a,b]	1,667,253	14,388,393
Heron Therapeutics Inc.[a,b]	486,337	8,778,383
Idera Pharmaceuticals Inc.[a,b]	1,371,331	2,098,136
Ignyta Inc.[a,b]	453,614	2,458,588
Immune Design Corp.[a,b]	171,881	1,402,549
ImmunoGen Inc.[a,b]	1,293,166	3,982,951
Immunomedics Inc.[a,b]	1,332,736	3,091,948
Infinity Pharmaceuticals Inc.[a,b]	738,455	982,145
Inotek Pharmaceuticals Corp.[a]	268,792	1,999,812
Inovio Pharmaceuticals Inc.[a,b]	1,013,461	9,364,380
Insmed Inc.[a,b]	947,396	9,341,325
Insys Therapeutics Inc.[a,b]	361,925	4,683,310
Intellia Therapeutics Inc.[a]	107,227	2,289,296
Invitae Corp.[a,b]	349,638	2,583,825
Ironwood Pharmaceuticals Inc.[a,b]	1,985,527	25,960,766
Karyopharm Therapeutics Inc.[a]	363,079	2,436,260
Keryx Biopharmaceuticals Inc.[a,b]	1,205,768	7,982,184
Kite Pharma Inc.[a,b]	600,761	30,038,050
La Jolla Pharmaceutical Co.[a,b]	213,522	3,416,352
Lexicon Pharmaceuticals Inc.[a,b]	646,763	9,281,049
Ligand Pharmaceuticals Inc.[a,b]	291,898	34,814,674
Lion Biotechnologies Inc.[a]	697,355	5,648,576
Loxo Oncology Inc.[a,b]	204,360	4,737,065
MacroGenics Inc.[a,b]	487,453	13,156,356
MannKind Corp.[a,b]	4,967,034	5,761,759
Medgenics Inc.[a,b]	375,192	2,082,316
MediciNova Inc.[a]	456,101	3,443,563
Merrimack Pharmaceuticals Inc.[a,b]	1,866,817	10,062,144
MiMedx Group Inc.[a,b]	1,574,458	12,564,175
Minerva Neurosciences Inc.[a,b]	245,965	2,511,303
Mirati Therapeutics Inc.[a,b]	198,463	1,083,608
Momenta Pharmaceuticals Inc.[a,b]	994,253	10,737,932
Myriad Genetics Inc.[a,b]	1,034,343	31,650,896

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
NantKwest Inc.[a,b]	257,200	$1,599,784
Natera Inc.[a,b]	399,712	4,822,525
NewLink Genetics Corp.[a,b]	332,004	3,738,365
Novavax Inc.[a,b]	4,141,452	30,108,356
OncoMed Pharmaceuticals Inc.[a,b]	268,829	3,309,285
Ophthotech Corp.[a,b]	467,942	23,879,080
Organovo Holdings Inc.[a,b]	1,314,850	4,891,242
Osiris Therapeutics Inc.[b]	307,330	1,564,310
Otonomy Inc.[a,b]	368,172	5,846,571
OvaScience Inc.[a,b]	482,866	2,515,732
PDL BioPharma Inc.	2,529,067	7,941,270
Pfenex Inc.[a,b]	280,205	2,345,316
PharmAthene Inc.[a,b]	959,339	2,340,787
Portola Pharmaceuticals Inc.[a,b]	753,083	17,772,759
Progenics Pharmaceuticals Inc.[a,b]	1,066,852	4,502,115
Proteostasis Therapeutics Inc.[a]	97,883	1,187,321
Prothena Corp. PLC[a,b]	533,743	18,659,655
PTC Therapeutics Inc.[a,b]	513,046	3,601,583
Puma Biotechnology Inc.[a,b]	377,704	11,251,802
Radius Health Inc.[a,b]	484,763	17,815,040
Raptor Pharmaceutical Corp.[a,b]	1,309,411	7,031,537
REGENXBIO Inc.[a,b]	311,198	2,489,584
Regulus Therapeutics Inc.[a,b]	595,604	1,721,296
Repligen Corp.[a,b]	516,467	14,130,537
Retrophin Inc.[a,b]	553,987	9,866,508
Rigel Pharmaceuticals Inc.[a,b]	1,429,526	3,187,843
Sage Therapeutics Inc.[a,b]	405,034	12,203,674
Sangamo BioSciences Inc.[a,b]	1,063,491	6,157,613
Sarepta Therapeutics Inc.[a,b]	657,989	12,547,850
Seres Therapeutics Inc.[a,b]	272,927	7,928,529
Sorrento Therapeutics Inc.[a,b]	446,565	2,500,764
Spark Therapeutics Inc.[a,b]	262,495	13,421,369
Spectrum Pharmaceuticals Inc.[a,b]	1,024,099	6,728,330
Stemline Therapeutics Inc.[a,b]	260,081	1,760,748
Syndax Pharmaceuticals Inc.[a]	73,523	724,202
Synergy Pharmaceuticals Inc.[a,b]	2,775,556	10,547,113
Synthetic Biologics Inc.[a,b]	1,165,940	2,098,692
T2 Biosystems Inc.[a,b]	225,122	1,776,213
TESARO Inc.[a,b]	375,340	31,547,327
TG Therapeutics Inc.[a,b]	569,969	3,454,012
Tobira Therapeutics Inc.[a,b]	136,680	1,716,701
Tokai Pharmaceuticals Inc.[a,b]	149,179	821,976
Trevena Inc.[a,b]	686,083	4,322,323

Security	Shares	Value
TrovaGene Inc.[a,b]	443,479	$2,008,960
Ultragenyx Pharmaceutical Inc.[a,b]	552,224	27,009,276
Vanda Pharmaceuticals Inc.[a]	559,652	6,262,506
Versartis Inc.[a,b]	418,799	4,631,917
Vitae Pharmaceuticals Inc.[a,b]	403,304	4,351,650
Vital Therapies Inc.[a,b]	364,241	2,258,294
Voyager Therapeutics Inc.[a,b]	180,746	1,986,399
vTv Therapeutics Inc. Class Aa,b	119,642	693,924
XBiotech Inc.[a,b]	268,165	5,610,012
Xencor Inc.[a,b]	492,302	9,348,815
Zafgen Inc.[a,b]	351,899	2,107,875
ZIOPHARM Oncology Inc.[a,b]	1,859,132	10,206,635

		1,171,302,611
BUILDING PRODUCTS — 1.21%
AAON Inc.	617,702	16,992,982
Advanced Drainage Systems Inc.	531,090	14,535,933
American Woodmark Corp.[a]	211,550	14,042,689
Apogee Enterprises Inc.	436,003	20,208,739
Armstrong Flooring Inc.[a,b]	358,335	6,073,778
Builders FirstSource Inc.[a,b]	1,282,410	14,427,113
Caesarstone Ltd.[a,b]	364,571	12,672,488
Continental Building Products Inc.[a,b]	538,978	11,981,481
CSW Industrials Inc.[a]	220,709	7,197,321
Gibraltar Industries Inc.[a]	482,309	15,226,495
Griffon Corp.	461,909	7,787,786
Insteel Industries Inc.	267,709	7,653,800
Masonite International Corp.[a]	465,653	30,798,290
NCI Building Systems Inc.[a]	416,684	6,662,777
Nortek Inc.[a,b]	150,678	8,936,712
Patrick Industries Inc.[a,b]	221,920	13,379,557
PGT Inc.[a,b]	731,599	7,535,470
Ply Gem Holdings Inc.[a]	337,365	4,915,408
Quanex Building Products Corp.	523,758	9,736,661
Simpson Manufacturing Co. Inc.	637,089	25,464,447
Trex Co. Inc.[a,b]	453,340	20,364,033
Universal Forest Products Inc.	304,118	28,188,697

		304,782,657
CAPITAL MARKETS — 1.23%
Arlington Asset Investment Corp. Class Ab	318,614	4,145,168

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Associated Capital Group Inc.	68,578	$1,966,817
B. Riley Financial Inc.	143,752	1,377,144
BGC Partners Inc. Class A	3,339,103	29,083,587
Calamos Asset Management Inc. Class A	263,546	1,926,521
Cohen & Steers Inc.	319,551	12,922,642
Cowen Group Inc. Class Aa,b	1,588,948	4,703,286
Diamond Hill Investment Group Inc.	46,347	8,732,702
Evercore Partners Inc. Class A	598,777	26,459,956
FBR & Co.	101,468	1,514,917
Fifth Street Asset Management Inc.	90,658	366,258
Financial Engines Inc.[b]	821,586	21,254,430
GAMCO Investors Inc. Class A	70,314	2,304,190
Greenhill & Co. Inc.	424,340	6,831,874
Hennessy Advisors Inc.[b]	44,611	1,493,130
Houlihan Lokey Inc.	187,008	4,183,369
INTL. FCStone Inc.[a,b]	230,719	6,296,322
Investment Technology Group Inc.	519,154	8,680,255
Janus Capital Group Inc.	2,214,660	30,828,067
KCG Holdings Inc. Class Aa,b	802,471	10,672,864
Ladenburg Thalmann Financial Services Inc.[a,b]	1,576,720	3,721,059
Manning & Napier Inc.	229,905	2,184,098
Medley Management Inc.	99,547	585,336
Moelis & Co. Class A	284,521	6,401,723
OM Asset Management PLC	614,091	8,198,115
Oppenheimer Holdings Inc. Class A	151,171	2,337,104
Piper Jaffray Companies[a,b]	234,419	8,837,596
PJT Partners Inc.	271,455	6,243,465
Pzena Investment Management Inc. Class A	225,321	1,714,693
Safeguard Scientifics Inc.[a,b]	308,068	3,847,769
Silvercrest Asset Management Group Inc.	108,802	1,331,737
Stifel Financial Corp.[a,b]	980,121	30,824,805
Virtu Financial Inc.	385,918	6,946,524
Virtus Investment Partners Inc.	95,537	6,800,324
Waddell & Reed Financial Inc. Class A	500,019	8,610,327

Security	Shares	Value
Westwood Holdings Group Inc.	122,234	$6,331,721
Wins Finance Holdings Inc.[a]	22,940	355,570
WisdomTree Investments Inc.[b]	1,755,095	17,182,380

		308,197,845
CHEMICALS — 2.42%
A Schulman Inc.	440,342	10,753,152
AgroFresh Solutions Inc.[a]	339,708	1,803,850
American Vanguard Corp.	435,442	6,579,529
Axiall Corp.	1,087,831	35,474,169
Balchem Corp.	482,671	28,791,325
Calgon Carbon Corp.	769,554	10,119,635
Chase Corp.	108,087	6,384,699
Chemours Co. (The)	2,812,038	23,171,193
Chemtura Corp.[a]	976,943	25,771,756
Codexis Inc.[a,b]	515,489	2,077,421
Ferro Corp.[a,b]	1,272,545	17,026,652
Flotek Industries Inc.[a,b]	795,151	10,495,993
FutureFuel Corp.	382,671	4,163,461
GCP Applied Technologies Inc.[a]	1,088,053	28,332,900
Hawkins Inc.	146,715	6,368,898
HB Fuller Co.	768,527	33,807,503
Ingevity Corp.[a,b]	654,039	22,263,488
Innophos Holdings Inc.	295,730	12,482,763
Innospec Inc.	362,267	16,660,659
KMG Chemicals Inc.	137,663	3,577,862
Koppers Holdings Inc.[a]	311,303	9,566,341
Kraton Performance Polymers Inc.[a,b]	455,754	12,729,209
Kronos Worldwide Inc.	339,009	1,779,797
LSB Industries Inc.[a,b]	316,751	3,826,352
Minerals Technologies Inc.	531,679	30,199,367
Olin Corp.[b]	2,537,670	63,035,723
OMNOVA Solutions Inc.[a]	648,938	4,704,801
PolyOne Corp.	1,285,892	45,314,834
Quaker Chemical Corp.	198,669	17,721,275
Rayonier Advanced Materials Inc.	658,724	8,952,059
Sensient Technologies Corp.	682,182	48,462,209
Stepan Co.	301,877	17,970,738
TerraVia Holdings Inc.[a,b]	1,195,647	3,132,595
Trecora Resources[a,b]	307,432	3,206,516
Tredegar Corp.	389,353	6,276,370
Trinseo SAa,b	441,657	18,960,335
Tronox Ltd. Class A	988,635	4,359,880
Valhi Inc.	393,030	617,057

		606,922,366

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.37%
ABM Industries Inc.	854,954	$31,188,722
ACCO Brands Corp.[a,b]	1,633,492	16,873,972
Aqua Metals Inc.[a,b]	165,796	1,950,590
ARC Document Solutions Inc.[a]	643,049	2,501,461
Brady Corp. Class A	702,164	21,458,132
Brink’s Co. (The)	691,838	19,710,465
Casella Waste Systems Inc. Class Aa,b	595,808	4,677,093
CECO Environmental Corp.	449,003	3,924,286
CompX International Inc.	25,921	298,092
Deluxe Corp.	749,162	49,721,882
Ennis Inc.	393,908	7,555,155
Essendant Inc.	571,714	17,471,580
G&K Services Inc. Class A	300,500	23,009,285
Healthcare Services Group Inc.	1,078,608	44,632,799
Heritage-Crystal Clean Inc.[a,b]	199,678	2,438,068
Herman Miller Inc.	918,688	27,459,584
HNI Corp.	694,986	32,309,899
InnerWorkings Inc.[a,b]	589,011	4,871,121
Interface Inc.	993,506	15,150,967
Kimball International Inc. Class B	565,626	6,436,824
Knoll Inc.	736,013	17,870,396
Matthews International Corp. Class A	490,161	27,272,558
McGrath RentCorp	360,921	11,040,573
Mobile Mini Inc.	679,679	23,544,081
MSA Safety Inc.	476,827	25,047,722
Multi-Color Corp.	207,762	13,172,111
NL Industries Inc.[a]	135,998	349,515
Quad/Graphics Inc.	443,645	10,332,492
SP Plus Corp.[a,b]	264,585	5,974,329
Steelcase Inc. Class A	1,323,215	17,956,028
Team Inc.[a,b]	442,068	10,976,548
Tetra Tech Inc.	886,151	27,244,713
TRC Companies Inc.[a]	286,545	1,810,964
U.S. Ecology Inc.	333,995	15,347,070
UniFirst Corp./MA	231,902	26,835,699
Viad Corp.	307,879	9,544,249
VSE Corp.	66,039	4,411,405
West Corp.	664,912	13,072,170

		595,442,600
COMMUNICATIONS EQUIPMENT — 1.69%
ADTRAN Inc.	753,043	14,044,252

Security	Shares	Value
Aerohive Networks Inc.[a,b]	368,718	$2,440,913
Applied Optoelectronics Inc.[a,b]	251,305	2,802,051
Bel Fuse Inc. Class B	141,470	2,515,337
Black Box Corp.	230,742	3,018,105
CalAmp Corp.[a,b]	548,087	8,117,168
Calix Inc.[a,b]	629,002	4,346,404
Ciena Corp.[a,b]	2,104,255	39,454,781
Clearfield Inc.[a,b]	176,932	3,165,313
Comtech Telecommunications Corp.	245,788	3,155,918
Digi International Inc.[a]	397,394	4,264,038
EMCORE Corp.[a,b]	404,872	2,404,940
Extreme Networks Inc.[a]	1,583,635	5,368,523
Finisar Corp.[a,b]	1,649,169	28,876,949
Harmonic Inc.[a,b]	1,186,323	3,381,021
Infinera Corp.[a,b]	2,156,999	24,330,949
InterDigital Inc./PA	531,090	29,571,091
Ixia[a,b]	981,830	9,641,571
KVH Industries Inc.[a,b]	230,541	1,775,166
Lumentum Holdings Inc.[a]	776,466	18,790,477
NETGEAR Inc.[a,b]	497,184	23,636,127
NetScout Systems Inc.[a,b]	1,471,702	32,745,369
Oclaro Inc.[a,b]	1,510,879	7,373,089
Plantronics Inc.	509,643	22,424,292
Polycom Inc.[a]	2,089,731	23,509,474
ShoreTel Inc.[a,b]	1,030,265	6,892,473
Silicom Ltd.	86,299	2,580,340
Sonus Networks Inc.[a,b]	735,758	6,393,737
Ubiquiti Networks Inc.[a,b]	398,886	15,420,933
ViaSat Inc.[a,b]	681,126	48,632,396
Viavi Solutions Inc.[a]	3,601,082	23,875,174

		424,948,371
CONSTRUCTION & ENGINEERING — 0.89%
Aegion Corp.[a]	533,811	10,414,653
Ameresco Inc. Class Aa,b	329,084	1,438,097
Argan Inc.	204,663	8,538,540
Comfort Systems USA Inc.	570,238	18,572,652
Dycom Industries Inc.[a,b]	468,196	42,025,273
EMCOR Group Inc.	928,127	45,719,536
Granite Construction Inc.	606,351	27,619,288
Great Lakes Dredge & Dock Corp.[a]	908,902	3,962,813
HC2 Holdings Inc.[a,b]	513,803	2,209,353

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
IES Holdings Inc.[a,b]	121,032	$1,503,217
Layne Christensen Co.[a,b]	278,982	2,259,754
MasTec Inc.[a,b]	1,016,584	22,690,155
MYR Group Inc.[a,b]	259,739	6,254,515
NV5 Global Inc.[a,b]	112,654	3,203,880
Orion Group Holdings Inc.[a,b]	426,664	2,265,586
Primoris Services Corp.	615,771	11,656,545
Tutor Perini Corp.[a,b]	577,600	13,602,480

		223,936,337
CONSTRUCTION MATERIALS — 0.22%
Headwaters Inc.[a]	1,117,967	20,056,328
Summit Materials Inc. Class Aa,b	971,769	19,882,394
U.S. Concrete Inc.[a,b]	220,369	13,422,676
U.S. Lime & Minerals Inc.	29,679	1,750,764

		55,112,162
CONSUMER FINANCE — 0.50%
Cash America International Inc.	365,599	15,581,829
Encore Capital Group Inc.[a,b]	381,709	8,981,613
Enova International Inc.[a,b]	407,557	2,999,620
Ezcorp Inc. Class Aa,b	780,136	5,897,828
First Cash Financial Services Inc.[b]	421,510	21,636,108
Green Dot Corp. Class Aa,b	652,689	15,005,320
LendingClub Corp.[a,b]	5,048,866	21,710,124
Nelnet Inc. Class A	311,913	10,838,977
PRA Group Inc.[a,b]	707,904	17,088,803
Regional Management Corp.[a,b]	162,825	2,387,014
World Acceptance Corp.[a,b]	92,363	4,211,753

		126,338,989
CONTAINERS & PACKAGING — 0.14%
AEP Industries Inc.	61,931	4,982,968
Greif Inc.	87,723	4,802,834
Greif Inc. Class A	393,736	14,674,541
Multi Packaging Solutions International Ltd.[a,b]	325,037	4,339,244
Myers Industries Inc.	331,361	4,771,599
UFP Technologies Inc.[a]	98,602	2,222,489

		35,793,675
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	700,328	32,817,370
Weyco Group Inc.	102,123	2,836,977

		35,654,347

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.96%
American Public Education Inc.[a,b]	236,586	$6,648,067
Apollo Education Group Inc.[a]	1,315,389	11,996,348
Ascent Capital Group Inc. Class Aa,b	155,772	2,397,331
Bridgepoint Education Inc.[a,b]	274,967	1,990,761
Bright Horizons Family Solutions Inc.[a]	672,850	44,616,683
Cambium Learning Group Inc.[a,b]	217,565	981,218
Capella Education Co.	172,669	9,089,296
Career Education Corp.[a,b]	1,023,422	6,089,361
Carriage Services Inc.	228,126	5,402,024
Chegg Inc.[a,b]	1,233,125	6,165,625
Collectors Universe Inc.	115,205	2,275,299
DeVry Education Group Inc.[b]	960,559	17,136,373
Grand Canyon Education Inc.[a,b]	689,363	27,519,371
Houghton Mifflin Harcourt Co.[a,b]	1,902,181	29,731,089
K12 Inc.[a]	517,889	6,468,434
Liberty Tax Inc.	105,267	1,402,156
LifeLock Inc.[a,b]	1,297,621	20,515,388
Regis Corp.[a]	568,819	7,081,796
Sotheby’s	803,373	22,012,420
Strayer Education Inc.[a,b]	160,990	7,909,439
Weight Watchers International Inc.[a,b]	425,095	4,943,855

		242,372,334
DIVERSIFIED FINANCIAL SERVICES — 0.13%
BBX Capital Corp.[a,b]	48,509	745,583
FNFV Group[a,b]	1,013,237	11,621,829
GAIN Capital Holdings Inc.	572,209	3,616,361
Marlin Business Services Corp.	130,440	2,126,172
NewStar Financial Inc.[a,b]	376,183	3,167,461
On Deck Capital Inc.[a,b]	736,214	3,791,502
PICO Holdings Inc.[a,b]	334,167	3,161,220
Resource America Inc. Class A	179,655	1,746,247
Tiptree Financial Inc.[b]	416,484	2,282,332
Value Line Inc.	19,015	310,895

		32,569,602
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.77%
8x8 Inc.[a]	1,356,093	19,812,519
ATN International Inc.	165,294	12,861,526
Cincinnati Bell Inc.[a,b]	3,217,566	14,704,277

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Cogent Communications Holdings Inc.	637,553	$25,540,373
Consolidated Communications Holdings Inc.[b]	760,531	20,716,864
Fairpoint Communications Inc.[a,b]	325,494	4,778,252
General Communication Inc. Class Aa	442,178	6,986,412
Globalstar Inc.[a,b]	5,697,755	6,894,284
Hawaiian Telcom Holdco Inc.[a,b]	92,023	1,949,967
IDT Corp. Class B	266,362	3,779,677
Inteliquent Inc.	503,148	10,007,614
Intelsat SAa,b	465,371	1,200,657
Iridium Communications Inc.[a,b]	1,261,779	11,204,598
Lumos Networks Corp.[a]	288,964	3,496,464
ORBCOMM Inc.[a,b]	989,159	9,842,132
pdvWireless Inc.[a,b]	149,197	3,191,324
Straight Path Communications Inc. Class Ba,b	146,767	4,061,043
Vonage Holdings Corp.[a,b]	2,921,972	17,824,029
Windstream Holdings Inc.[b]	1,468,611	13,614,024

		192,466,036
ELECTRIC UTILITIES — 1.28%
ALLETE Inc.	760,772	49,168,694
El Paso Electric Co.	620,007	29,307,731
Empire District Electric Co. (The)	677,887	23,027,821
Genie Energy Ltd. Class B	202,516	1,371,033
IDACORP Inc.	774,316	62,990,607
MGE Energy Inc.	536,462	30,318,150
Otter Tail Corp.	583,563	19,543,525
PNM Resources Inc.	1,225,548	43,433,421
Portland General Electric Co.	1,371,471	60,509,301
Spark Energy Inc. Class A	75,258	2,487,277

		322,157,560
ELECTRICAL EQUIPMENT — 0.69%
Allied Motion Technologies Inc.	98,059	2,280,852
American Superconductor Corp.[a,b]	181,329	1,530,417
AZZ Inc.	397,673	23,852,426
Babcock & Wilcox Enterprises Inc.[a]	699,225	10,271,615
Encore Wire Corp.	309,800	11,549,344
Energous Corp.[a]	228,015	2,952,794
EnerSys	667,609	39,702,707

Security	Shares	Value
FuelCell Energy Inc.[a,b]	382,427	$2,378,696
Generac Holdings Inc.[a,b]	1,001,519	35,013,104
General Cable Corp.	741,963	9,430,350
LSI Industries Inc.	364,825	4,038,613
Plug Power Inc.[a,b]	2,768,960	5,150,266
Powell Industries Inc.	132,932	5,229,545
Power Solutions International Inc.[a,b]	74,162	1,323,792
Preformed Line Products Co.	39,654	1,601,625
Sunrun Inc.[a,b]	968,906	5,745,613
Thermon Group Holdings Inc.[a,b]	489,349	9,400,394
Vicor Corp.[a]	251,809	2,535,717

		173,987,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.72%
Agilysys Inc.[a]	238,940	2,501,702
Anixter International Inc.[a,b]	445,118	23,715,887
AVX Corp.	712,018	9,669,204
Badger Meter Inc.	215,733	15,754,981
Belden Inc.	642,443	38,784,284
Benchmark Electronics Inc.[a,b]	756,780	16,005,897
Coherent Inc.[a,b]	370,946	34,045,424
Control4 Corp.[a,b]	312,850	2,552,856
CTS Corp.	478,567	8,575,921
Daktronics Inc.	560,366	3,502,288
DTS Inc./CAa,b	269,785	7,135,813
Electro Rent Corp.	261,122	4,023,890
Electro Scientific Industries Inc.[a]	422,821	2,469,275
ePlus Inc.[a,b]	96,781	7,915,718
Fabrinet[a]	533,610	19,807,603
FARO Technologies Inc.[a,b]	253,337	8,570,391
II-VI Inc.[a]	910,023	17,072,031
Insight Enterprises Inc.[a,b]	561,033	14,586,858
InvenSense Inc.[a,b]	1,251,755	7,673,258
Itron Inc.[a,b]	513,237	22,120,515
Kimball Electronics Inc.[a]	429,039	5,341,536
Knowles Corp.[a,b]	1,356,983	18,563,527
Littelfuse Inc.	339,495	40,124,914
Maxwell Technologies Inc.[a]	484,353	2,557,384
Mesa Laboratories Inc.	45,860	5,640,780
Methode Electronics Inc.	560,358	19,181,054
MTS Systems Corp.	226,968	9,950,277
Multi-Fineline Electronix Inc.[a,b]	144,221	3,345,927

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Novanta Inc.[a,b]	482,976	$7,317,086
OSI Systems Inc.[a,b]	269,283	15,653,421
Park Electrochemical Corp.	295,052	4,287,106
PC Connection Inc.	174,063	4,142,699
Plexus Corp.[a]	512,075	22,121,640
QLogic Corp.[a]	1,289,804	19,011,711
RadiSys Corp.[a,b]	547,724	2,453,804
Rofin-Sinar Technologies Inc.[a,b]	416,138	13,291,448
Rogers Corp.[a,b]	276,910	16,919,201
Sanmina Corp.[a]	1,126,601	30,204,173
ScanSource Inc.[a]	386,286	14,335,073
SYNNEX Corp.	447,932	42,472,912
Systemax Inc.[a,b]	181,988	1,552,358
Tech Data Corp.[a,b]	536,230	38,528,125
TTM Technologies Inc.[a,b]	1,109,238	8,352,562
Universal Display Corp.[a,b]	635,526	43,088,663
Vishay Intertechnology Inc.	2,093,457	25,937,932
Vishay Precision Group Inc.[a]	191,111	2,564,710

		683,423,819
ENERGY EQUIPMENT & SERVICES — 1.03%
Archrock Inc.	1,064,763	10,030,067
Atwood Oceanics Inc.[b]	938,389	11,748,630
Bristow Group Inc.	519,339	5,925,658
CARBO Ceramics Inc.	299,425	3,922,468
Dawson Geophysical Co.[a,b]	310,434	2,530,037
Era Group Inc.[a,b]	298,669	2,807,489
Exterran Corp.[a]	483,829	6,217,203
Fairmount Santrol Holdings Inc.[a,b]	1,007,812	7,770,231
Forum Energy Technologies Inc.[a,b]	918,219	15,894,371
Geospace Technologies Corp.[a,b]	199,536	3,266,404
Helix Energy Solutions Group Inc.[a,b]	1,538,069	10,397,346
Hornbeck Offshore Services Inc.[a,b]	498,767	4,159,717
Independence Contract Drilling Inc.[a,b]	461,049	2,503,496
Matrix Service Co.[a]	407,244	6,715,454
McDermott International Inc.[a,b]	3,716,659	18,360,295
Natural Gas Services Group Inc.[a,b]	189,749	4,345,252
Newpark Resources Inc.[a,b]	1,269,750	7,351,853
North Atlantic Drilling Ltd.[a]	4,148	27,958

Security	Shares	Value
Oil States International Inc.[a,b]	785,640	$25,831,843
Parker Drilling Co.[a,b]	1,863,581	4,267,601
PHI Inc. NVS[a]	179,395	3,207,583
Pioneer Energy Services Corp.[a]	971,314	4,468,044
RigNet Inc.[a,b]	194,531	2,604,770
SEACOR Holdings Inc.[a,b]	245,162	14,207,138
Seadrill Ltd.[a,b]	5,809,839	18,823,878
Tesco Corp.[b]	600,431	4,016,883
TETRA Technologies Inc.[a]	1,211,636	7,718,121
Tidewater Inc.[b]	726,589	3,204,257
U.S. Silica Holdings Inc.[b]	981,284	33,824,859
Unit Corp.[a,b]	774,071	12,044,545
Willbros Group Inc.[a]	666,523	1,686,303

		259,879,754
FOOD & STAPLES RETAILING — 0.64%
Andersons Inc. (The)	413,357	14,690,708
Chefs’ Warehouse Inc. (The)[a,b]	296,577	4,745,232
Ingles Markets Inc. Class A	214,008	7,982,498
Natural Grocers by Vitamin Cottage Inc.[a,b]	143,159	1,868,225
Performance Food Group Co.[a,b]	572,627	15,409,392
PriceSmart Inc.	307,345	28,758,272
Smart & Final Stores Inc.[a,b]	353,102	5,257,689
SpartanNash Co.	566,076	17,310,604
SUPERVALU Inc.[a]	4,065,892	19,191,010
United Natural Foods Inc.[a,b]	760,429	35,588,077
Village Super Market Inc. Class A	112,231	3,242,354
Weis Markets Inc.	146,440	7,402,542

		161,446,603
FOOD PRODUCTS — 1.47%
Alico Inc.	48,669	1,472,237
Amplify Snack Brands Inc.[a,b]	447,830	6,605,492
B&G Foods Inc.[b]	950,014	45,790,675
Cal-Maine Foods Inc.[b]	475,318	21,066,094
Calavo Growers Inc.	236,674	15,857,158
Darling Ingredients Inc.[a]	2,517,438	37,509,826
Dean Foods Co.[b]	1,405,288	25,421,660
Farmer Bros. Co.[a,b]	124,200	3,981,852
Fresh Del Monte Produce Inc.	495,754	26,983,890
Freshpet Inc.[a,b]	343,129	3,201,394
Inventure Foods Inc.[a,b]	294,950	2,303,559
J&J Snack Foods Corp.	230,328	27,471,221
John B Sanfilippo & Son Inc.	130,454	5,561,254

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Lancaster Colony Corp.	287,813	$36,727,817
Landec Corp.[a,b]	408,513	4,395,600
Lifeway Foods Inc.[a,b]	69,253	669,677
Limoneira Co.[b]	180,147	3,174,190
Omega Protein Corp.[a,b]	334,903	6,694,711
Sanderson Farms Inc.[b]	306,755	26,577,253
Seaboard Corp.[a,b]	4,078	11,706,470
Seneca Foods Corp. Class Aa	100,025	3,621,905
Snyder’s-Lance Inc.	1,233,757	41,812,025
Tootsie Roll Industries Inc.[b]	263,010	10,133,775

		368,739,735
GAS UTILITIES — 1.38%
Chesapeake Utilities Corp.	225,495	14,923,259
Delta Natural Gas Co. Inc.[b]	105,086	2,831,017
New Jersey Resources Corp.	1,315,169	50,699,765
Northwest Natural Gas Co.	416,900	27,023,458
ONE Gas Inc.	798,368	53,163,325
South Jersey Industries Inc.	1,224,053	38,704,556
Southwest Gas Corp.	725,532	57,106,623
Spire Inc.	685,188	48,538,718
WGL Holdings Inc.	773,510	54,756,773

		347,747,494
HEALTH CARE EQUIPMENT & SUPPLIES — 3.24%
Abaxis Inc.	337,094	15,920,950
Accuray Inc.[a,b]	1,220,925	6,336,601
Analogic Corp.	190,260	15,114,254
AngioDynamics Inc.[a,b]	413,316	5,939,351
Anika Therapeutics Inc.[a,b]	215,298	11,550,738
AtriCure Inc.[a,b]	481,212	6,799,526
Atrion Corp.	20,987	8,979,498
Avinger Inc.[a,b]	168,295	2,007,759
AxoGen Inc.[a,b]	371,291	2,554,482
Cantel Medical Corp.	548,943	37,728,852
Cardiovascular Systems Inc.[a,b]	487,497	8,957,757
Cerus Corp.[a,b]	1,549,643	9,669,772
ConforMIS Inc.[a,b]	548,586	3,851,074
CONMED Corp.	421,740	20,129,650
Corindus Vascular Robotics Inc.[a,b]	851,634	1,217,837
CryoLife Inc.	482,888	5,702,907
Cutera Inc.[a]	179,201	2,008,843
Cynosure Inc. Class Aa,b	362,467	17,632,207
Endologix Inc.[a,b]	1,239,338	15,442,151
Entellus Medical Inc.[a,b]	115,529	2,110,715

Security	Shares	Value
Exactech Inc.[a,b]	159,950	$4,277,063
GenMark Diagnostics Inc.[a,b]	613,117	5,334,118
Glaukos Corp.[a,b]	255,816	7,459,595
Globus Medical Inc. Class Aa,b	1,075,046	25,618,346
Haemonetics Corp.[a]	785,578	22,773,906
Halyard Health Inc.[a]	718,543	23,367,018
HeartWare International Inc.[a,b]	266,603	15,396,323
ICU Medical Inc.[a]	225,731	25,451,170
Inogen Inc.[a,b]	249,520	12,503,447
Insulet Corp.[a,b]	885,090	26,765,122
Integer Holdings Corp.[b]	467,634	14,463,920
Integra LifeSciences Holdings Corp.[a,b]	463,175	36,952,101
Invacare Corp.	486,759	5,904,387
InVivo Therapeutics Holdings Corp.[a,b]	494,717	2,859,464
iRadimed Corp.[a,b]	62,696	1,364,265
IRIDEX Corp.[a,b]	116,291	1,719,944
K2M Group Holdings Inc.[a,b]	394,267	6,119,024
LDR Holding Corp.[a]	420,148	15,524,469
LeMaitre Vascular Inc.	207,570	2,962,024
Masimo Corp.[a,b]	626,129	32,881,164
Meridian Bioscience Inc.[b]	637,827	12,437,627
Merit Medical Systems Inc.[a,b]	657,952	13,047,188
Natus Medical Inc.[a]	499,950	18,898,110
Neogen Corp.[a,b]	558,703	31,427,044
Nevro Corp.[a,b]	368,546	27,183,953
Novocure Ltd.[a,b]	775,247	9,047,132
NuVasive Inc.[a,b]	759,111	45,334,109
NxStage Medical Inc.[a,b]	978,436	21,212,492
OraSure Technologies Inc.[a,b]	839,153	4,959,394
Orthofix International NVa	269,695	11,435,068
Oxford Immunotec Global PLC[a,b]	340,944	3,068,496
Penumbra Inc.[a,b]	390,827	23,254,206
Quidel Corp.[a,b]	411,293	7,345,693
Rockwell Medical Inc.[a,b]	731,888	5,540,392
RTI Surgical Inc.[a,b]	891,883	3,201,860
Second Sight Medical Products Inc.[a,b]	210,300	752,874
Senseonics Holdings Inc.[a,b]	429,363	1,687,397
Spectranetics Corp. (The)[a,b]	653,612	12,229,081
STAAR Surgical Co.[a,b]	614,383	3,385,250
SurModics Inc.[a]	198,855	4,669,115
Symmetry Surgical Inc.[a,b]	151,282	1,986,333

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Tandem Diabetes Care Inc.[a,b]	286,431	$2,159,690
TransEnterix Inc.[a,b]	1,075,613	1,312,248
Utah Medical Products Inc.	52,540	3,310,020
Vascular Solutions Inc.[a,b]	258,627	10,774,401
Veracyte Inc.[a,b]	210,527	1,058,951
ViewRay Inc.[a,b]	105,896	433,115
Wright Medical Group NVa,b	1,582,803	27,493,288
Zeltiq Aesthetics Inc.[a,b]	542,175	14,817,643

		812,813,964
HEALTH CARE PROVIDERS & SERVICES — 2.46%
AAC Holdings Inc.[a,b]	152,263	3,474,642
Aceto Corp.	445,118	9,743,633
Addus HomeCare Corp.[a,b]	113,877	1,984,876
Adeptus Health Inc. Class Aa,b	189,313	9,779,910
Air Methods Corp.[a,b]	546,288	19,573,499
Almost Family Inc.[a,b]	124,328	5,297,616
Amedisys Inc.[a]	429,464	21,679,343
American Renal Associates Holdings Inc.[a]	133,873	3,878,301
AMN Healthcare Services Inc.[a,b]	725,950	29,016,222
BioScrip Inc.[a,b]	1,044,928	2,664,566
BioTelemetry Inc.[a]	413,153	6,734,394
Capital Senior Living Corp.[a,b]	429,736	7,593,435
Chemed Corp.	247,813	33,779,390
Civitas Solutions Inc.[a,b]	231,491	4,821,958
Community Health Systems Inc.[a,b]	1,694,809	20,422,448
CorVel Corp.[a]	151,407	6,537,754
Cross Country Healthcare Inc.[a,b]	490,690	6,830,405
Diplomat Pharmacy Inc.[a,b]	701,883	24,565,905
Ensign Group Inc. (The)	734,128	15,424,029
ExamWorks Group Inc.[a]	616,516	21,485,583
Genesis Healthcare Inc.[a,b]	566,429	1,002,579
HealthEquity Inc.[a,b]	663,116	20,148,780
HealthSouth Corp.	1,359,021	52,757,195
Healthways Inc.[a,b]	488,066	5,637,162
Kindred Healthcare Inc.	1,288,646	14,548,813
Landauer Inc.	146,420	6,026,647
LHC Group Inc.[a]	229,393	9,928,129
Magellan Health Inc.[a]	375,699	24,709,723
Molina Healthcare Inc.[a,b]	663,284	33,097,872
National Healthcare Corp.	171,211	11,084,200
National Research Corp. Class A	128,039	1,754,134
Nobilis Health Corp.[a,b]	854,686	1,905,950

Security	Shares	Value
Owens & Minor Inc.	957,006	$35,772,884
PharMerica Corp.[a]	455,255	11,226,588
Providence Service Corp. (The)[a,b]	198,258	8,897,819
Quorum Health Corp.[a,b]	454,578	4,868,530
RadNet Inc.[a,b]	570,431	3,046,102
Select Medical Holdings Corp.[a]	1,632,150	17,741,471
Surgery Partners Inc.[a,b]	285,496	5,110,378
Surgical Care Affiliates Inc.[a,b]	412,488	19,663,303
Team Health Holdings Inc.[a,b]	1,039,627	42,281,630
Teladoc Inc.[a,b]	318,224	5,097,949
Triple-S Management Corp. Class Ba	356,528	8,709,979
U.S. Physical Therapy Inc.	184,974	11,137,285
Universal American Corp.	886,799	6,721,936
USMD Holdings Inc.[a,b]	37,048	694,280

		618,859,227
HEALTH CARE TECHNOLOGY — 0.56%
Castlight Health Inc.[a,b]	619,989	2,455,157
Computer Programs & Systems Inc.	172,684	6,893,545
Cotiviti Holdings Inc.[a]	194,192	4,103,277
Evolent Health Inc.[a,b]	233,509	4,483,373
HealthStream Inc.[a,b]	393,711	10,441,216
HMS Holdings Corp.[a,b]	1,293,848	22,784,663
Imprivata Inc.[a,b]	245,775	3,440,850
Medidata Solutions Inc.[a,b]	842,498	39,487,881
Omnicell Inc.[a,b]	545,474	18,671,575
Press Ganey Holdings Inc.[a,b]	338,670	13,326,665
Quality Systems Inc.	781,907	9,312,512
Vocera Communications Inc.[a,b]	384,527	4,941,172

		140,341,886
HOTELS, RESTAURANTS & LEISURE — 3.26%
Belmond Ltd.[a,b]	1,288,540	12,756,546
Biglari Holdings Inc.[a,b]	15,899	6,412,703
BJ’s Restaurants Inc.[a,b]	356,896	15,642,752
Bloomin’ Brands Inc.	1,744,636	31,176,645
Bob Evans Farms Inc./DE	303,775	11,528,261
Bojangles’ Inc.[a,b]	150,835	2,556,653
Boyd Gaming Corp.[a,b]	1,267,101	23,314,658
Buffalo Wild Wings Inc.[a,b]	290,023	40,298,696
Caesars Acquisition Co. Class Aa,b	728,969	8,179,032
Caesars Entertainment Corp.[a,b]	863,747	6,642,214

414

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Carrols Restaurant Group Inc.[a,b]	530,988	$6,318,757
Century Casinos Inc.[a]	328,778	2,048,287
Cheesecake Factory Inc. (The)	696,147	33,512,517
Churchill Downs Inc.	207,255	26,188,742
Chuy’s Holdings Inc.[a,b]	250,332	8,663,991
ClubCorp Holdings Inc.	984,582	12,799,566
Cracker Barrel Old Country Store Inc.	294,160	50,439,615
Dave & Buster’s Entertainment Inc.[a,b]	581,465	27,206,747
Del Frisco’s Restaurant Group Inc.[a]	362,712	5,194,036
Del Taco Restaurants Inc.[a]	355,322	3,233,430
Denny’s Corp.[a,b]	1,159,699	12,443,570
Diamond Resorts International Inc.[a,b]	571,369	17,118,215
DineEquity Inc.	268,821	22,790,644
El Pollo Loco Holdings Inc.[a,b]	311,173	4,045,249
Eldorado Resorts Inc.[a,b]	438,816	6,667,809
Empire Resorts Inc.[a,b]	53,907	851,731
Fiesta Restaurant Group Inc.[a,b]	407,550	8,888,665
Fogo De Chao Inc.[a,b]	75,260	982,896
Golden Entertainment Inc.	158,789	1,856,243
Habit Restaurants Inc. (The)[a,b]	206,793	3,387,269
International Speedway Corp. Class A	405,592	13,567,052
Interval Leisure Group Inc.	1,736,324	27,607,552
Intrawest Resorts Holdings Inc.[a,b]	247,329	3,210,330
Isle of Capri Casinos Inc.[a]	382,857	7,013,940
J Alexander’s Holdings Inc.[a]	209,504	2,080,375
Jack in the Box Inc.	500,286	42,984,573
Jamba Inc.[a,b]	193,290	1,988,954
Kona Grill Inc.[a,b]	128,281	1,375,172
Krispy Kreme Doughnuts Inc.[a,b]	893,234	18,722,185
La Quinta Holdings Inc.[a,b]	1,304,602	14,872,463
Lindblad Expeditions Holdings Inc.[a]	226,668	2,182,813
Luby’s Inc.[a]	300,578	1,508,902
Marcus Corp. (The)	285,050	6,014,555
Marriott Vacations Worldwide Corp.[b]	343,842	23,549,739
Monarch Casino & Resort Inc.[a]	163,016	3,581,462
Nathan’s Famous Inc.[a]	46,806	2,082,867
Noodles & Co.[a,b]	172,791	1,689,896

Security	Shares	Value
Papa John’s International Inc.	417,011	$28,356,748
Penn National Gaming Inc.[a,b]	1,145,663	15,981,999
Pinnacle Entertainment Inc.[a,b]	888,244	9,841,744
Planet Fitness Inc. Class Aa,b	240,924	4,548,645
Popeyes Louisiana Kitchen Inc.[a,b]	332,568	18,171,516
Potbelly Corp.[a,b]	365,224	4,579,909
Red Lion Hotels Corp.[a]	219,083	1,590,543
Red Robin Gourmet Burgers Inc.[a,b]	210,578	9,987,715
Red Rock Resorts Inc. Class Aa	460,005	10,110,910
Ruby Tuesday Inc.[a]	907,423	3,275,797
Ruth’s Hospitality Group Inc.	486,456	7,758,973
Scientific Games Corp. Class Aa,b	794,944	7,305,535
SeaWorld Entertainment Inc.[b]	1,023,473	14,666,368
Shake Shack Inc. Class Aa,b	240,345	8,755,768
Sonic Corp.	722,446	19,542,164
Speedway Motorsports Inc.	181,423	3,220,258
Texas Roadhouse Inc.	1,015,209	46,293,530
Wingstop Inc.[a,b]	241,043	6,568,422
Zoe’s Kitchen Inc.[a,b]	292,199	10,598,058

		818,333,571
HOUSEHOLD DURABLES — 1.31%
Bassett Furniture Industries Inc.	157,086	3,760,639
Beazer Homes USA Inc.[a,b]	490,867	3,804,219
Cavco Industries Inc.[a]	130,407	12,219,136
Century Communities Inc.[a,b]	234,588	4,067,756
CSS Industries Inc.	130,645	3,502,592
Ethan Allen Interiors Inc.[b]	380,329	12,566,070
Flexsteel Industries Inc.	99,485	3,941,596
GoPro Inc.[a,b]	1,545,119	16,702,736
Green Brick Partners Inc.[a,b]	356,924	2,594,837
Helen of Troy Ltd.[a,b]	429,207	44,139,648
Hooker Furniture Corp.	173,995	3,739,153
Hovnanian Enterprises Inc. Class Aa,b	1,872,107	3,145,140
Installed Building Products Inc.[a]	307,844	11,171,659
iRobot Corp.[a,b]	413,008	14,488,321
KB Home[b]	1,282,257	19,503,129
La-Z-Boy Inc.	753,565	20,964,178
LGI Homes Inc.[a,b]	236,552	7,555,471
Libbey Inc.	336,295	5,343,727
Lifetime Brands Inc.	169,786	2,477,178
M/I Homes Inc.[a,b]	361,510	6,807,233

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
MDC Holdings Inc.	605,393	$14,735,266
Meritage Homes Corp.[a,b]	586,882	22,031,550
NACCO Industries Inc. Class A	59,148	3,312,288
New Home Co. Inc. (The)[a,b]	195,642	1,866,425
Taylor Morrison Home Corp. Class Aa,b	464,277	6,889,871
TopBuild Corp.[a]	591,864	21,425,477
TRI Pointe Group Inc.[a,b]	2,283,525	26,991,265
UCP Inc. Class Aa	125,704	1,008,146
Universal Electronics Inc.[a]	217,598	15,727,983
WCI Communities Inc.[a,b]	331,802	5,607,454
William Lyon Homes Class Aa,b	366,248	5,903,918
ZAGG Inc.[a,b]	417,563	2,192,206

		330,186,267
HOUSEHOLD PRODUCTS — 0.29%
Central Garden & Pet Co.[a,b]	155,314	3,545,819
Central Garden & Pet Co. Class Aa	515,520	11,191,939
HRG Group Inc.[a,b]	1,821,109	25,003,826
Oil-Dri Corp. of America	76,641	2,646,414
Orchids Paper Products Co.	137,781	4,900,870
WD-40 Co.	216,029	25,372,606

		72,661,474
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.64%
Atlantic Power Corp.	1,869,742	4,636,960
Atlantica Yield PLC[b]	922,932	17,148,076
Dynegy Inc.[a,b]	1,791,750	30,889,770
NRG Yield Inc. Class A	535,048	8,143,430
NRG Yield Inc. Class C	970,535	15,130,641
Ormat Technologies Inc.	596,863	26,118,725
Pattern Energy Group Inc.	886,169	20,355,302
Talen Energy Corp.[a]	1,289,096	17,467,251
TerraForm Global Inc. Class A	1,401,745	4,569,689
TerraForm Power Inc.	1,337,831	14,582,358
Vivint Solar Inc.[a,b]	352,831	1,083,191

		160,125,393
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	559,401	10,595,055

		10,595,055
INSURANCE — 2.31%
Ambac Financial Group Inc.[a,b]	630,999	10,386,243
American Equity Investment Life Holding Co.	1,258,247	17,930,020

Security	Shares	Value
American Independence Corp.[a,b]	9,941	$243,853
AMERISAFE Inc.	289,738	17,737,760
Argo Group International Holdings Ltd.	442,291	22,954,903
Atlas Financial Holdings Inc.[a]	163,423	2,814,144
Baldwin & Lyons Inc. Class B	137,680	3,395,189
Blue Capital Reinsurance Holdings Ltd.	91,147	1,687,131
Citizens Inc./TXa,b	709,465	5,391,934
CNO Financial Group Inc.	2,737,700	47,800,242
Crawford & Co. Class B	182,845	1,552,354
Donegal Group Inc. Class A	130,753	2,156,117
eHealth Inc.[a]	277,969	3,897,125
EMC Insurance Group Inc.	128,215	3,554,120
Employers Holdings Inc.	513,977	14,915,612
Enstar Group Ltd.[a]	174,580	28,280,214
FBL Financial Group Inc. Class A	150,586	9,136,053
Federated National Holding Co.	191,999	3,655,661
Fidelity & Guaranty Life[b]	182,622	4,233,178
Genworth Financial Inc. Class Aa	5,680,072	14,654,586
Global Indemnity PLC[a]	128,844	3,547,075
Greenlight Capital Re Ltd. Class Aa,b	449,637	9,064,682
Hallmark Financial Services Inc.[a,b]	219,332	2,542,058
HCI Group Inc.	133,579	3,644,035
Heritage Insurance Holdings Inc.	407,483	4,877,571
Horace Mann Educators Corp.	622,895	21,047,622
Independence Holding Co.	110,879	1,992,496
Infinity Property & Casualty Corp.	172,700	13,929,982
Investors Title Co.	22,043	2,099,596
James River Group Holdings Ltd.	218,476	7,419,445
Kemper Corp.	609,188	18,872,644
Maiden Holdings Ltd.	904,361	11,069,379
MBIA Inc.[a,b]	2,012,290	13,743,941
National General Holdings Corp.	740,432	15,860,053
National Interstate Corp.	115,049	3,480,232
National Western Life Group Inc.	34,501	6,737,010
Navigators Group Inc. (The)	171,696	15,790,881
OneBeacon Insurance Group Ltd. Class A	304,531	4,202,528
Patriot National Inc.[a,b]	168,296	1,376,661
Primerica Inc.[b]	718,149	41,106,849
RLI Corp.	582,786	40,084,021
Safety Insurance Group Inc.	219,770	13,533,437

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Selective Insurance Group Inc.	885,834	$33,847,717
State Auto Financial Corp.	237,056	5,193,897
State National Companies Inc.	469,222	4,940,908
Stewart Information Services Corp.	366,446	15,174,529
Third Point Reinsurance Ltd.[a,b]	1,017,895	11,929,729
Trupanion Inc.[a,b]	219,899	2,913,662
United Fire Group Inc.	330,295	14,014,417
United Insurance Holdings Corp.	263,280	4,312,526
Universal Insurance Holdings Inc.[b]	477,891	8,879,215
WMIH Corp.[a]	3,108,703	6,901,321

		580,506,558
INTERNET & CATALOG RETAIL — 0.60%
1-800-Flowers.com Inc. Class Aa,b	399,780	3,606,016
Blue Nile Inc.	168,506	4,613,694
Duluth Holdings Inc.[a,b]	147,204	3,600,610
Etsy Inc.[a]	1,605,602	15,397,723
FTD Companies Inc.[a,b]	266,297	6,646,773
Gaiam Inc. Class Aa	208,000	1,609,920
HSN Inc.	480,020	23,487,379
Lands’ End Inc.[a,b]	227,918	3,742,414
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,113,622	24,366,049
NutriSystem Inc.	445,555	11,299,275
Overstock.com Inc.[a,b]	202,872	3,268,268
PetMed Express Inc.	304,958	5,721,012
Shutterfly Inc.[a,b]	528,914	24,652,681
Wayfair Inc. Class Aa,b	484,635	18,900,765

		150,912,579
INTERNET SOFTWARE & SERVICES — 2.66%
2U Inc.[a,b]	560,824	16,493,834
Actua Corp.[a,b]	549,265	4,959,863
Alarm.com Holdings Inc.[a,b]	158,303	4,057,306
Amber Road Inc.[a,b]	272,371	2,099,980
Angie’s List Inc.[a,b]	607,088	3,952,143
Apigee Corp.[a,b]	236,594	2,891,179
Appfolio Inc.[a]	117,251	1,695,449
Autobytel Inc.[a,b]	130,222	1,806,179
Bankrate Inc.[a]	724,221	5,417,173
Bazaarvoice Inc.[a,b]	1,258,958	5,048,422
Benefitfocus Inc.[a,b]	197,105	7,513,643
Blucora Inc.[a,b]	598,875	6,204,345

Security	Shares	Value
Box Inc. Class Aa,b	747,079	$7,724,797
Brightcove Inc.[a]	457,502	4,026,018
Carbonite Inc.[a]	279,311	2,717,696
Care.com Inc.[a,b]	244,312	2,853,564
ChannelAdvisor Corp.[a]	355,710	5,154,238
Cimpress NVa,b	384,468	35,555,601
comScore Inc.[a,b]	732,344	17,488,375
Cornerstone OnDemand Inc.[a,b]	771,566	29,365,802
Cvent Inc.[a]	461,042	16,468,420
Demandware Inc.[a,b]	577,748	43,273,325
DHI Group Inc.[a]	768,732	4,789,200
EarthLink Holdings Corp.	1,607,781	10,289,798
Endurance International Group Holdings Inc.[a]	916,415	8,238,571
Envestnet Inc.[a,b]	636,076	21,187,692
Everyday Health Inc.[a]	434,888	3,426,917
Five9 Inc.[a,b]	505,930	6,020,567
Global Sources Ltd.[a]	127,396	1,168,221
Gogo Inc.[a,b]	861,511	7,228,077
GrubHub Inc.[a,b]	1,237,816	38,458,943
GTT Communications Inc.[a,b]	403,912	7,464,294
Hortonworks Inc.[a,b]	617,634	6,602,508
inContact Inc.[a,b]	904,360	12,525,386
Instructure Inc.[a,b]	161,376	3,066,144
IntraLinks Holdings Inc.[a,b]	634,386	4,123,509
j2 Global Inc.	721,391	45,570,270
Limelight Networks Inc.[a]	1,095,676	1,632,557
Liquidity Services Inc.[a,b]	383,030	3,002,955
LivePerson Inc.[a,b]	813,929	5,160,310
LogMeIn Inc.[a,b]	386,546	24,518,613
Marchex Inc. Class B	523,012	1,663,178
Marketo Inc.[a]	637,967	22,214,011
MeetMe Inc.[a,b]	634,087	3,379,684
Monster Worldwide Inc.[a,b]	1,351,855	3,230,933
New Relic Inc.[a,b]	335,946	9,870,094
NIC Inc.	974,520	21,380,969
Numerex Corp. Class Aa	213,554	1,599,519
Q2 Holdings Inc.[a,b]	391,225	10,962,125
QuinStreet Inc.[a]	565,618	2,007,944
Quotient Technology Inc.[a,b]	980,454	13,147,888
RealNetworks Inc.[a]	370,162	1,595,398
Reis Inc.	134,227	3,342,252
RetailMeNot Inc.[a,b]	591,254	4,558,568
Rightside Group Ltd.[a]	179,496	1,909,837

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
SciQuest Inc.[a,b]	420,617	$7,428,096
Shutterstock Inc.[a,b]	291,884	13,368,287
SPS Commerce Inc.[a,b]	253,360	15,353,616
Stamps.com Inc.[a,b]	248,434	21,718,100
TechTarget Inc.[a,b]	294,755	2,387,516
TrueCar Inc.[a,b]	832,378	6,534,167
United Online Inc.[a]	205,057	2,255,627
Web.com Group Inc.[a,b]	653,723	11,884,684
WebMD Health Corp.[a,b]	572,101	33,244,789
Xactly Corp.[a,b]	350,173	4,485,716
XO Group Inc.[a]	388,097	6,764,531

		667,529,413
IT SERVICES — 2.05%
Acxiom Corp.[a,b]	1,189,989	26,167,858
ALJ Regional Holdings Inc.[a,b]	286,580	1,432,900
Blackhawk Network Holdings Inc.[a,b]	842,587	28,218,239
CACI International Inc. Class Aa,b	373,002	33,723,111
Cardtronics Inc.[a,b]	691,546	27,530,446
Cass Information Systems Inc.	167,554	8,662,542
Convergys Corp.	1,363,055	34,076,375
CSG Systems International Inc.	492,345	19,846,427
Datalink Corp.[a]	309,689	2,322,667
EPAM Systems Inc.[a,b]	738,602	47,499,495
EVERTEC Inc.	976,992	15,182,456
ExlService Holdings Inc.[a]	498,408	26,121,563
Forrester Research Inc.	152,281	5,613,078
Hackett Group Inc. (The)	342,948	4,756,689
Higher One Holdings Inc.[a]	474,292	2,423,632
Information Services Group Inc.[a]	478,886	1,795,822
Lionbridge Technologies Inc.[a]	871,331	3,441,757
ManTech International Corp./VA Class A	378,052	14,297,927
MAXIMUS Inc.	983,383	54,449,917
MoneyGram International Inc.[a]	455,308	3,118,860
NCI Inc. Class A	93,689	1,316,330
NeuStar Inc. Class Aa,b	331,105	7,784,279
Perficient Inc.[a]	539,555	10,958,362
PFSweb Inc.[a,b]	225,931	2,146,344
Planet Payment Inc.[a]	650,542	2,920,934
Science Applications International Corp.	648,245	37,825,096
ServiceSource International Inc.[a,b]	936,444	3,773,869

Security	Shares	Value
Sykes Enterprises Inc.[a]	591,767	$17,137,572
Syntel Inc.[a,b]	495,890	22,443,981
TeleTech Holdings Inc.	251,385	6,820,075
Travelport Worldwide Ltd.	1,775,094	22,880,962
Unisys Corp.[a,b]	769,403	5,601,254
Virtusa Corp.[a,b]	425,491	12,288,180

		514,578,999
LEISURE PRODUCTS — 0.32%
Arctic Cat Inc.	201,111	3,418,887
Callaway Golf Co.	1,441,786	14,720,635
Escalade Inc.	164,163	1,681,029
JAKKS Pacific Inc.[a,b]	243,700	1,927,667
Johnson Outdoors Inc. Class A	74,851	1,923,670
Malibu Boats Inc. Class Aa,b	277,235	3,348,999
Marine Products Corp.	171,980	1,454,951
MCBC Holdings Inc.	119,342	1,318,729
Nautilus Inc.[a,b]	468,749	8,362,482
Performance Sports Group Ltd.[a,b]	583,454	1,750,362
Smith & Wesson Holding Corp.[a,b]	841,543	22,873,139
Sturm Ruger & Co. Inc.	283,688	18,158,869

		80,939,419
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	351,858	5,063,237
Albany Molecular Research Inc.[a,b]	398,200	5,351,808
Cambrex Corp.[a,b]	489,081	25,300,160
ChromaDex Corp.[a,b]	442,828	1,833,308
Enzo Biochem Inc.[a,b]	609,180	3,636,805
Fluidigm Corp.[a,b]	445,829	4,025,836
INC Research Holdings Inc.[a]	635,461	24,230,128
Luminex Corp.[a,b]	611,536	12,371,373
NanoString Technologies Inc.[a,b]	227,535	2,866,941
NeoGenomics Inc.[a,b]	811,887	6,527,571
Pacific Biosciences of California Inc.[a,b]	1,165,835	8,201,649
PAREXEL International Corp.[a,b]	804,446	50,583,564
PRA Health Sciences Inc.[a,b]	369,859	15,445,312

		165,437,692
MACHINERY — 3.24%
Actuant Corp. Class A	902,590	20,407,560
Alamo Group Inc.	144,702	9,545,991
Albany International Corp. Class A	437,790	17,480,955
Altra Industrial Motion Corp.	384,842	10,383,037

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
American Railcar Industries Inc.[b]	118,447	$4,675,103
Astec Industries Inc.	295,915	16,615,627
Barnes Group Inc.	770,721	25,526,279
Blue Bird Corp.[a,b]	86,484	1,029,160
Briggs & Stratton Corp.	653,806	13,847,611
Chart Industries Inc.[a,b]	467,792	11,287,821
CIRCOR International Inc.	253,563	14,450,555
CLARCOR Inc.	729,617	44,382,602
Columbus McKinnon Corp./NY	296,545	4,196,112
Douglas Dynamics Inc.	338,707	8,714,931
Dynamic Materials Corp.	215,896	2,320,882
Energy Recovery Inc.[a]	527,932	4,693,315
EnPro Industries Inc.	332,002	14,737,569
ESCO Technologies Inc.	390,618	15,601,283
ExOne Co. (The)[a,b]	170,354	1,800,642
Federal Signal Corp.	924,153	11,903,091
Franklin Electric Co. Inc.[b]	706,399	23,346,487
FreightCar America Inc.	189,077	2,656,532
Gencor Industries Inc.[a]	80,129	1,243,602
Global Brass & Copper Holdings Inc.	323,487	8,827,960
Gorman-Rupp Co. (The)	269,034	7,374,222
Graham Corp.	146,039	2,690,038
Greenbrier Companies Inc. (The)[b]	414,858	12,084,813
Hardinge Inc.	180,484	1,815,669
Harsco Corp.	1,233,751	8,192,107
Hillenbrand Inc.	905,402	27,198,276
Hurco Companies Inc.	97,049	2,700,874
Hyster-Yale Materials Handling Inc.	144,297	8,584,228
John Bean Technologies Corp.	446,871	27,357,443
Joy Global Inc.[b]	1,511,674	31,956,788
Kadant Inc.	165,547	8,527,326
Kennametal Inc.	1,212,066	26,798,779
Lindsay Corp.[b]	163,381	11,087,035
Lydall Inc.[a]	255,820	9,864,419
Manitowoc Co. Inc. (The)	1,945,810	10,604,664
Meritor Inc.[a,b]	1,337,195	9,627,804
Milacron Holdings Corp.[a,b]	225,012	3,264,924
Miller Industries Inc./TN	171,745	3,536,230
Mueller Industries Inc.	869,244	27,711,499
Mueller Water Products Inc. Class A	2,390,348	27,297,774

Security	Shares	Value
Navistar International Corp.[a,b]	761,543	$8,902,438
NN Inc.[b]	400,687	5,605,611
Omega Flex Inc.	45,431	1,728,195
Proto Labs Inc.[a,b]	378,819	21,804,822
RBC Bearings Inc.[a,b]	347,832	25,217,820
Rexnord Corp.[a,b]	1,271,511	24,959,761
SPX Corp.	635,948	9,443,828
SPX FLOW Inc.[a]	539,853	14,073,968
Standex International Corp.	194,376	16,061,289
Sun Hydraulics Corp.	355,997	10,569,551
Supreme Industries Inc. Class A	199,390	2,731,643
Tennant Co.	269,429	14,514,140
Titan International Inc.	678,614	4,207,407
TriMas Corp.[a,b]	689,319	12,407,742
Wabash National Corp.[a,b]	993,558	12,618,187
Watts Water Technologies Inc. Class A	426,931	24,873,000
Woodward Inc.	811,206	46,757,914

		814,426,935
MARINE — 0.10%
Costamare Inc.[b]	405,925	3,113,445
Matson Inc.	664,386	21,453,024
Scorpio Bulkers Inc.[a,b]	601,738	1,678,849

		26,245,318
MEDIA — 1.87%
AMC Entertainment Holdings Inc. Class A	331,189	9,144,128
Carmike Cinemas Inc.[a]	368,561	11,101,057
Central European Media Enterprises Ltd. Class Aa,b	1,175,593	2,480,501
Daily Journal Corp.[a,b]	17,027	4,035,229
DreamWorks Animation SKG Inc. Class Aa,b	1,187,282	48,524,215
Entercom Communications Corp. Class A	397,695	5,396,721
Entravision Communications Corp. Class A	996,240	6,694,733
Eros International PLC[a,b]	453,039	7,370,944
EW Scripps Co. (The) Class Aa	910,601	14,423,920
Gannett Co. Inc.	1,803,913	24,912,038
Global Eagle Entertainment Inc.[a,b]	717,611	4,764,937
Gray Television Inc.[a,b]	981,147	10,645,445
Hemisphere Media Group Inc.[a,b]	100,041	1,180,484

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
IMAX Corp.[a,b]	903,210	$26,626,631
Liberty Braves Group Class Aa,b	147,913	2,224,611
Liberty Braves Group Class Ca	505,583	7,411,847
Liberty Media Group Class Aa,b	350,548	6,709,489
Liberty Media Group Class Ca,b	706,070	13,394,148
Loral Space & Communications Inc.[a,b]	197,456	6,964,273
MDC Partners Inc. Class A	783,440	14,329,118
Media General Inc.[a,b]	1,673,121	28,760,950
Meredith Corp.	593,860	30,827,273
MSG Networks Inc. Class Aa,b	910,243	13,963,128
National CineMedia Inc.	941,169	14,569,296
New Media Investment Group Inc.	598,911	10,822,322
New York Times Co. (The) Class A	1,909,465	23,104,526
Nexstar Broadcasting Group Inc. Class Ab	458,040	21,793,543
Radio One Inc. Class Da	382,673	1,220,727
Reading International Inc. Class Aa	258,389	3,227,279
Saga Communications Inc. Class A	56,203	2,222,267
Salem Media Group Inc. Class A	171,760	1,240,107
Scholastic Corp.	413,508	16,379,052
Sinclair Broadcast Group Inc. Class A	1,014,327	30,287,804
Time Inc.	1,576,925	25,956,185
Townsquare Media Inc. Class Aa,b	133,929	1,056,700
tronc Inc.	428,831	5,917,868
World Wrestling Entertainment Inc. Class Ab	552,893	10,178,760

		469,862,256
METALS & MINING — 1.18%
AK Steel Holding Corp.[a,b]	3,627,041	16,902,011
Allegheny Technologies Inc.	1,667,567	21,261,479
Ampco-Pittsburgh Corp.	132,193	1,495,103
Carpenter Technology Corp.[b]	710,120	23,384,252
Century Aluminum Co.[a,b]	764,604	4,839,943
Cliffs Natural Resources Inc.[a,b]	2,693,003	15,269,327
Coeur Mining Inc.[a,b]	2,345,595	25,004,043
Commercial Metals Co.	1,762,328	29,783,343
Ferroglobe PLC	1,000,815	8,617,017
Gerber Scientific Inc. Escrow[a]	276,144	2,762

Security	Shares	Value
Gold Resource Corp.	769,181	$2,761,360
Handy & Harman Ltd.[a,b]	45,475	1,190,990
Haynes International Inc.	190,305	6,104,984
Hecla Mining Co.[b]	5,854,859	29,859,781
Kaiser Aluminum Corp.	259,535	23,464,559
Materion Corp.	305,309	7,559,451
Olympic Steel Inc.	140,737	3,843,528
Real Industry Inc.[a,b]	402,464	3,127,145
Ryerson Holding Corp.[a,b]	170,074	2,976,295
Schnitzer Steel Industries Inc. Class A	401,528	7,066,893
Stillwater Mining Co.[a,b]	1,878,378	22,277,563
SunCoke Energy Inc.	994,948	5,790,597
TimkenSteel Corp.	607,906	5,848,056
Worthington Industries Inc.	690,839	29,222,490

		297,652,972
MULTI-UTILITIES — 0.59%
Avista Corp.	970,301	43,469,485
Black Hills Corp.	791,000	49,864,640
NorthWestern Corp.	745,791	47,037,038
Unitil Corp.	212,569	9,070,319

		149,441,482
MULTILINE RETAIL — 0.25%
Big Lots Inc.[b]	764,661	38,317,163
Fred’s Inc. Class A	539,727	8,695,002
Ollie’s Bargain Outlet Holdings Inc.[a,b]	309,526	7,704,102
Sears Holdings Corp.[a,b]	173,146	2,356,517
Tuesday Morning Corp.[a,b]	688,252	4,831,529

		61,904,313
OIL, GAS & CONSUMABLE FUELS — 1.99%
Abraxas Petroleum Corp.[a]	1,902,083	2,149,354
Adams Resources & Energy Inc.	32,244	1,241,394
Alon USA Energy Inc.	484,829	3,141,692
Ardmore Shipping Corp.	335,568	2,271,795
Bill Barrett Corp.[a,b]	759,794	4,855,084
California Resources Corp.[b]	485,459	5,922,600
Callon Petroleum Co.[a,b]	1,862,575	20,916,717
Carrizo Oil & Gas Inc.[a,b]	855,167	30,657,737
Clayton Williams Energy Inc.[a,b]	91,666	2,517,148
Clean Energy Fuels Corp.[a,b]	1,344,119	4,664,093
Cobalt International Energy Inc.[a,b]	6,242,341	8,364,737
Contango Oil & Gas Co.[a]	273,205	3,344,029

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
CVR Energy Inc.	242,562	$3,759,711
Delek U.S. Holdings Inc.	943,039	12,457,545
Denbury Resources Inc.	5,399,169	19,383,017
DHT Holdings Inc.	1,405,663	7,070,485
Dorian LPG Ltd.[a,b]	378,868	2,671,019
Earthstone Energy Inc.[a,b]	24,943	268,885
Eclipse Resources Corp.[a,b]	749,355	2,502,846
EP Energy Corp. Class Aa,b	593,954	3,076,682
Erin Energy Corp.[a,b]	241,348	581,649
Evolution Petroleum Corp.	376,425	2,059,045
EXCO Resources Inc.[a,b]	2,138,647	2,780,241
Frontline Ltd./Bermuda[b]	994,435	7,826,203
GasLog Ltd.[b]	628,935	8,163,576
Gener8 Maritime Inc.[a,b]	602,122	3,853,581
Golar LNG Ltd.	1,365,584	21,166,552
Green Plains Inc.	552,962	10,904,411
Isramco Inc.[a,b]	11,112	913,962
Jones Energy Inc. Class Aa,b	475,012	1,957,049
Matador Resources Co.[a,b]	1,273,985	25,224,903
Navios Maritime Acquisition Corp.	1,250,221	1,962,847
Nordic American Tankers Ltd.[b]	1,333,223	18,518,467
Northern Oil and Gas Inc.[a,b]	713,953	3,298,463
Oasis Petroleum Inc.[a,b]	2,731,144	25,508,885
Overseas Shipholding Group Inc.	553,659	6,084,712
Pacific Ethanol Inc.[a,b]	438,193	2,388,152
Panhandle Oil and Gas Inc. Class A	234,055	3,901,697
Par Pacific Holdings Inc.[a,b]	428,135	6,567,591
PDC Energy Inc.[a,b]	706,360	40,693,400
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	669,412	5,910,908
REX American Resources Corp.[a,b]	87,246	5,219,928
Ring Energy Inc.[a,b]	548,031	4,833,633
RSP Permian Inc.[a,b]	1,205,294	42,052,708
Sanchez Energy Corp.[a,b]	772,395	5,453,109
Scorpio Tankers Inc.	2,518,150	10,576,230
SemGroup Corp. Class A	680,375	22,153,010
Ship Finance International Ltd.[b]	916,644	13,511,332
Synergy Resources Corp.[a,b]	2,856,095	19,021,593
Teekay Corp.	673,451	4,801,706
Teekay Tankers Ltd. Class A	1,785,041	5,319,422
W&T Offshore Inc.[a,b]	554,641	1,286,767

Security	Shares	Value
Western Refining Inc.	1,042,736	$21,511,644
Westmoreland Coal Co.[a,b]	283,067	2,694,798

		499,938,744
PAPER & FOREST PRODUCTS — 0.58%
Boise Cascade Co.[a]	596,984	13,700,783
Clearwater Paper Corp.[a]	260,587	17,034,572
Deltic Timber Corp.	162,206	10,888,889
KapStone Paper and Packaging Corp.	1,327,399	17,269,461
Louisiana-Pacific Corp.[a]	2,209,785	38,339,770
Neenah Paper Inc.	253,775	18,365,697
PH Glatfelter Co.	664,937	13,006,167
Schweitzer-Mauduit International Inc.	463,043	16,336,157

		144,941,496
PERSONAL PRODUCTS — 0.28%
Avon Products Inc.	6,759,160	25,549,625
Elizabeth Arden Inc.[a,b]	365,820	5,033,683
Inter Parfums Inc.	267,474	7,641,732
Lifevantage Corp.[a]	211,215	2,872,524
Medifast Inc.	161,394	5,369,579
Natural Health Trends Corp.[b]	114,143	3,217,691
Nature’s Sunshine Products Inc.	130,061	1,239,481
Nutraceutical International Corp.[a,b]	126,831	2,936,138
Revlon Inc. Class Aa	179,774	5,785,127
Synutra International Inc.[a,b]	325,548	1,240,338
USANA Health Sciences Inc.[a,b]	80,039	8,918,746

		69,804,664
PHARMACEUTICALS — 2.00%
AcelRx Pharmaceuticals Inc.[a,b]	547,092	1,471,677
Aclaris Therapeutics Inc.[a,b]	138,541	2,558,852
Aerie Pharmaceuticals Inc.[a,b]	368,877	6,492,235
Agile Therapeutics Inc.[a,b]	211,790	1,611,722
Amphastar Pharmaceuticals Inc.[a,b]	544,590	8,778,791
Ampio Pharmaceuticals Inc.[a]	676,226	872,332
ANI Pharmaceuticals Inc.[a,b]	121,257	6,768,566
Aratana Therapeutics Inc.[a,b]	512,296	3,237,711
Axsome Therapeutics Inc.[a,b]	172,283	1,299,014
Bio-Path Holdings Inc.[a,b]	1,276,477	2,540,189
Catalent Inc.[a,b]	1,526,809	35,101,339
Cempra Inc.[a,b]	632,948	10,437,312

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Collegium Pharmaceutical Inc.[a,b]	208,025	$2,465,096
Corcept Therapeutics Inc.[a,b]	1,144,041	6,246,464
Depomed Inc.[a,b]	938,461	18,412,605
Dermira Inc.[a,b]	321,303	9,398,113
DURECT Corp.[a,b]	1,937,173	2,363,351
Egalet Corp.[a]	341,484	1,693,761
Endocyte Inc.[a,b]	597,195	1,916,996
Flex Pharma Inc.[a,b]	164,085	1,675,308
Heska Corp.[a]	93,765	3,485,245
Horizon Pharma PLC[a]	2,471,497	40,705,556
Impax Laboratories Inc.[a,b]	1,122,482	32,349,931
Innoviva Inc.[b]	1,244,178	13,101,194
Intersect ENT Inc.[a,b]	390,988	5,055,475
Intra-Cellular Therapies Inc.[a,b]	527,306	20,470,019
Lannett Co. Inc.[a,b]	423,868	10,083,820
Lipocine Inc.[a]	255,486	776,677
Medicines Co. (The)[a,b]	1,031,985	34,705,656
MyoKardia Inc.[a,b]	173,140	2,146,936
Nektar Therapeutics[a,b]	1,985,685	28,256,298
Neos Therapeutics Inc.[a,b]	211,810	1,965,597
Ocular Therapeutix Inc.[a,b]	276,771	1,370,016
Omeros Corp.[a,b]	569,751	5,993,780
Pacira Pharmaceuticals Inc./DEa,b	559,605	18,875,477
Paratek Pharmaceuticals Inc.[a,b]	221,371	3,079,271
Phibro Animal Health Corp.	287,060	5,356,540
Prestige Brands Holdings Inc.[a]	815,222	45,163,299
Reata Pharmaceuticals Inc.[a]	87,763	1,733,319
Relypsa Inc.[a,b]	577,422	10,682,307
Revance Therapeutics Inc.[a,b]	313,450	4,262,920
Sagent Pharmaceuticals Inc.[a,b]	393,839	5,899,708
SciClone Pharmaceuticals Inc.[a]	766,768	10,013,990
Sucampo Pharmaceuticals Inc. Class Aa,b	357,704	3,924,013
Supernus Pharmaceuticals Inc.[a,b]	717,490	14,615,271
Teligent Inc.[a,b]	635,066	4,534,371
Tetraphase Pharmaceuticals Inc.[a,b]	574,825	2,471,747
TherapeuticsMD Inc.[a,b]	2,306,033	19,601,280
Theravance Biopharma Inc.[a,b]	554,727	12,586,756
Titan Pharmaceuticals Inc.[a]	290,558	1,589,352
WaVe Life Sciences Ltd.[a,b]	113,824	2,355,019
XenoPort Inc.[a]	868,161	6,111,853
Zogenix Inc.[a,b]	384,402	3,094,436

		501,758,563

Security	Shares	Value
PROFESSIONAL SERVICES — 1.35%
Acacia Research Corp.	800,400	$3,521,760
Advisory Board Co. (The)[a,b]	628,517	22,243,217
Barrett Business Services Inc.	109,046	4,505,781
CBIZ Inc.[a,b]	755,553	7,865,307
CEB Inc.	492,687	30,388,934
CRA International Inc.[a]	133,307	3,362,003
Exponent Inc.	392,838	22,945,668
Franklin Covey Co.[a,b]	155,559	2,384,719
FTI Consulting Inc.[a]	636,917	25,909,784
GP Strategies Corp.[a]	196,759	4,267,703
Heidrick & Struggles International Inc.	280,803	4,739,955
Hill International Inc.[a]	493,486	2,008,488
Huron Consulting Group Inc.[a,b]	332,082	20,064,394
ICF International Inc.[a,b]	278,178	11,377,480
IDI Inc.[a]	235,655	1,114,648
Insperity Inc.	241,010	18,613,202
Kelly Services Inc. Class A	451,602	8,566,890
Kforce Inc.	375,505	6,342,279
Korn/Ferry International	880,899	18,234,609
Mistras Group Inc.[a,b]	262,695	6,270,530
Navigant Consulting Inc.[a]	727,515	11,749,367
On Assignment Inc.[a]	780,212	28,828,833
Resources Connection Inc.	544,258	8,044,133
RPX Corp.[a]	767,076	7,034,087
TriNet Group Inc.[a,b]	644,431	13,397,720
TrueBlue Inc.[a]	644,255	12,189,305
WageWorks Inc.[a,b]	559,521	33,464,951

		339,435,747
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.24%
Acadia Realty Trust[b]	1,085,665	38,562,821
AG Mortgage Investment Trust Inc.[b]	432,201	6,240,982
Agree Realty Corp.[b]	349,645	16,866,875
Alexander’s Inc.[b]	32,618	13,348,264
Altisource Residential Corp.[b]	799,233	7,344,951
American Assets Trust Inc.	555,810	23,588,576
American Capital Mortgage Investment Corp.	708,950	11,194,320
Anworth Mortgage Asset Corp.[b]	1,462,214	6,872,406
Apollo Commercial Real Estate Finance Inc.[b]	898,958	14,446,255

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Apollo Residential Mortgage Inc.	489,524	$6,559,622
Ares Commercial Real Estate Corp.	411,930	5,062,620
Armada Hoffler Properties Inc.[b]	476,618	6,548,731
ARMOUR Residential REIT Inc.[b]	562,168	11,243,360
Ashford Hospitality Prime Inc.[b]	392,277	5,546,797
Ashford Hospitality Trust Inc.[b]	1,194,056	6,412,081
Bluerock Residential Growth REIT Inc.[b]	288,132	3,745,716
Capstead Mortgage Corp.[b]	1,460,960	14,171,312
CareTrust REIT Inc.[b]	880,730	12,136,459
CatchMark Timber Trust Inc. Class Ab	597,378	7,299,959
CBL & Associates Properties Inc.[b]	2,590,724	24,119,640
Cedar Realty Trust Inc.[b]	1,273,237	9,460,151
Chatham Lodging Trust[b]	575,265	12,644,325
Chesapeake Lodging Trust[b]	913,043	21,228,250
City Office REIT Inc.[b]	288,502	3,744,756
Colony Capital Inc.	1,726,028	26,494,530
Colony Starwood Homes[b]	997,173	30,334,003
Community Healthcare Trust Inc.[b]	193,479	4,090,146
CorEnergy Infrastructure Trust Inc.[b]	183,288	5,287,859
CoreSite Realty Corp.[b]	513,638	45,554,554
Cousins Properties Inc.[b]	3,184,160	33,115,264
CYS Investments Inc.[b]	2,327,042	19,477,342
DiamondRock Hospitality Co.[b]	3,080,376	27,815,795
DuPont Fabros Technology Inc.[b]	1,142,992	54,337,840
Dynex Capital Inc.[b]	685,209	4,755,350
Easterly Government Properties Inc.[b]	365,005	7,201,549
EastGroup Properties Inc.[b]	471,601	32,502,741
Education Realty Trust Inc.[b]	1,018,595	46,997,973
Farmland Partners Inc.	179,423	2,031,068
FelCor Lodging Trust Inc.[b]	2,099,071	13,077,212
First Industrial Realty Trust Inc.[b]	1,779,775	49,513,340
First Potomac Realty Trust[b]	889,718	8,185,406
Four Corners Property Trust Inc.[b]	613,665	12,635,362
Franklin Street Properties Corp.[b]	1,492,469	18,312,595
GEO Group Inc. (The)	1,137,902	38,893,490
Getty Realty Corp.[b]	401,012	8,601,707
Gladstone Commercial Corp.[b]	342,384	5,782,866
Global Net Lease Inc.[b]	2,620,548	20,833,357

Security	Shares	Value
Government Properties Income Trust[b]	1,002,009	$23,106,328
Gramercy Property Trust[b]	6,472,400	59,675,528
Great Ajax Corp.	199,082	2,761,267
Hannon Armstrong Sustainable Infrastructure Capital Inc.	563,184	12,164,774
Hatteras Financial Corp.	1,445,022	23,698,361
Healthcare Realty Trust Inc.[b]	1,599,034	55,950,200
Hersha Hospitality Trust[b]	638,267	10,946,279
Hudson Pacific Properties Inc.	1,202,767	35,096,741
Independence Realty Trust Inc.[b]	618,520	5,059,494
InfraREIT Inc.[a,b]	609,636	10,693,015
Invesco Mortgage Capital Inc.	1,728,288	23,660,263
Investors Real Estate Trust[b]	1,853,509	11,992,203
iStar Inc.[a,b]	1,109,890	10,643,845
Kite Realty Group Trust[b]	1,267,484	35,527,576
Ladder Capital Corp.	585,216	7,139,635
LaSalle Hotel Properties[b]	1,635,302	38,560,421
Lexington Realty Trust[b]	3,524,679	35,634,505
LTC Properties Inc.[b]	578,086	29,904,389
Mack-Cali Realty Corp.[b]	1,368,263	36,943,101
Medical Properties Trust Inc.[b]	3,633,784	55,269,855
Monmouth Real Estate Investment Corp.[b]	964,729	12,792,307
Monogram Residential Trust Inc.[b]	2,585,093	26,393,800
National Health Investors Inc.[b]	570,988	42,875,489
National Storage Affiliates Trust[b]	352,493	7,338,904
New Residential Investment Corp.[b]	3,426,538	47,423,286
New Senior Investment Group Inc.[b]	1,175,532	12,554,682
New York Mortgage Trust Inc.[b]	1,683,730	10,270,753
New York REIT Inc.[b]	2,537,357	23,470,552
NexPoint Residential Trust Inc.[b]	274,268	4,991,678
NorthStar Realty Europe Corp.[b]	912,490	8,440,532
One Liberty Properties Inc.	202,578	4,831,485
Orchid Island Capital Inc.[b]	312,556	3,216,201
Owens Realty Mortgage Inc.[b]	154,334	2,568,118
Parkway Properties Inc./Mdb	1,231,213	20,598,193
Pebblebrook Hotel Trust[b]	1,097,045	28,797,431
Pennsylvania REIT[b]	1,049,075	22,502,659
PennyMac Mortgage Investment Trust[b,c]	1,042,941	16,926,932

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Physicians Realty Trust[b]	2,070,572	$43,502,718
Potlatch Corp.	624,295	21,288,459
Preferred Apartment Communities Inc.[b]	347,483	5,114,950
PS Business Parks Inc.[b]	302,245	32,062,150
QTS Realty Trust Inc. Class Ab	717,421	40,161,228
RAIT Financial Trust[b]	1,376,528	4,308,533
Ramco-Gershenson Properties Trust[b]	1,209,603	23,720,315
Redwood Trust Inc.[b]	1,166,291	16,106,479
Resource Capital Corp.	462,574	5,948,702
Retail Opportunity Investments Corp.[b]	1,525,554	33,058,755
Rexford Industrial Realty Inc.[b]	1,007,756	21,253,574
RLJ Lodging Trust[b]	1,868,586	40,081,170
Rouse Properties Inc.[b]	581,917	10,619,985
Ryman Hospitality Properties Inc.[b]	666,190	33,742,523
Sabra Health Care REIT Inc.[b]	992,614	20,482,590
Saul Centers Inc.	146,795	9,058,719
Select Income REIT[b]	973,430	25,299,446
Seritage Growth Properties[b]	383,722	19,124,704
Silver Bay Realty Trust Corp.[b]	507,906	8,649,639
STAG Industrial Inc.[b]	1,055,283	25,126,288
Summit Hotel Properties Inc.[b]	1,323,592	17,524,358
Sunstone Hotel Investors Inc.[b]	3,331,111	40,206,510
Terreno Realty Corp.[b]	652,418	16,878,054
Tier REIT Inc.	730,700	11,201,631
UMH Properties Inc.[b]	373,975	4,207,219
United Development Funding IVb	445,028	1,424,090
Universal Health Realty Income Trust[b]	166,052	9,494,853
Urban Edge Properties[b]	1,375,434	41,070,459
Urstadt Biddle Properties Inc. Class Ab	381,242	9,447,177
Washington REIT[b]	1,125,724	35,415,277
Western Asset Mortgage Capital Corp.[b]	625,802	5,876,281
Whitestone REIT[b]	405,512	6,115,121
WP Glimcher Inc.	2,849,507	31,885,983
Xenia Hotels & Resorts Inc.[b]	1,586,224	26,616,839

		2,320,716,139

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.51%
Alexander & Baldwin Inc.	715,037	$25,841,437
Altisource Portfolio Solutions SAa,b	176,481	4,913,231
AV Homes Inc.[a,b]	187,796	2,294,867
Consolidated-Tomoka Land Co.	62,424	2,963,267
Forestar Group Inc.[a,b]	523,498	6,224,391
FRP Holdings Inc.[a,b]	96,056	3,313,932
Griffin Industrial Realty Inc.	11,355	348,031
HFF Inc. Class A	551,616	15,930,670
Kennedy-Wilson Holdings Inc.	1,265,584	23,995,473
Marcus & Millichap Inc.[a,b]	222,487	5,653,395
RE/MAX Holdings Inc. Class A	271,572	10,933,489
RMR Group Inc. (The)	105,160	3,256,805
St. Joe Co. (The)[a,b]	699,684	12,398,400
Stratus Properties Inc.[a,b]	95,989	1,797,874
Tejon Ranch Co.[a,b]	213,315	5,042,767
Trinity Place Holdings Inc.[a]	298,880	2,298,387

		127,206,416
ROAD & RAIL — 0.46%
ArcBest Corp.	375,915	6,108,619
Celadon Group Inc.	424,615	3,469,104
Covenant Transportation Group Inc. Class Aa,b	182,097	3,290,493
Heartland Express Inc.[b]	709,349	12,335,579
Knight Transportation Inc.[b]	1,027,330	27,306,431
Marten Transport Ltd.	351,080	6,951,384
PAM Transportation Services Inc.[a]	41,263	655,669
Roadrunner Transportation Systems Inc.[a,b]	469,604	3,503,246
Saia Inc.[a,b]	385,643	9,695,065
Swift Transportation Co.[a,b]	1,147,604	17,684,578
Universal Logistics Holdings Inc.	128,731	1,660,630
USA Truck Inc.[a,b]	137,538	2,408,290
Werner Enterprises Inc.	683,374	15,697,101
YRC Worldwide Inc.[a,b]	503,214	4,428,283

		115,194,472
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.25%
Acacia Communications Inc.[a,b]	80,515	3,215,769
Advanced Energy Industries Inc.[a]	606,117	23,008,201
Advanced Micro Devices Inc.[a,b]	10,043,931	51,625,805

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Alpha & Omega Semiconductor Ltd.[a]	277,544	$3,866,188
Ambarella Inc.[a,b]	491,424	24,969,253
Amkor Technology Inc.[a]	1,532,097	8,809,558
Applied Micro Circuits Corp.[a,b]	1,159,435	7,443,573
Axcelis Technologies Inc.[a]	1,786,856	4,806,643
Brooks Automation Inc.	1,039,187	11,659,678
Cabot Microelectronics Corp.	362,219	15,336,352
Cavium Inc.[a,b]	862,619	33,297,093
CEVA Inc.[a,b]	300,854	8,174,203
Cirrus Logic Inc.[a,b]	960,465	37,256,437
Cohu Inc.	404,382	4,387,545
Diodes Inc.[a,b]	582,735	10,949,591
DSP Group Inc.[a]	337,595	3,581,883
Entegris Inc.[a,b]	2,168,831	31,382,985
Exar Corp.[a]	625,812	5,037,787
Fairchild Semiconductor International Inc.[a]	1,759,282	34,921,748
FormFactor Inc.[a,b]	1,052,388	9,460,971
GigPeak Inc.[a]	718,059	1,407,396
Inphi Corp.[a,b]	617,491	19,778,237
Integrated Device Technology Inc.[a]	2,065,137	41,571,208
Intersil Corp. Class A	2,060,491	27,899,048
IXYS Corp.	385,286	3,949,181
Kopin Corp.[a,b]	941,336	2,089,766
Lattice Semiconductor Corp.[a,b]	1,835,484	9,819,839
MACOM Technology Solutions Holdings Inc.[a,b]	356,215	11,747,971
MaxLinear Inc. Class Aa,b	854,053	15,355,873
Microsemi Corp.[a,b]	1,744,683	57,016,240
MKS Instruments Inc.	816,092	35,140,921
Monolithic Power Systems Inc.	596,774	40,771,600
Nanometrics Inc.[a]	362,289	7,531,988
NeoPhotonics Corp.[a,b]	472,647	4,504,326
NVE Corp.	74,115	4,346,845
PDF Solutions Inc.[a,b]	414,021	5,792,154
Photronics Inc.[a,b]	997,616	8,888,758
Power Integrations Inc.	420,852	21,072,060
Rambus Inc.[a,b]	1,669,572	20,168,430
Rudolph Technologies Inc.[a,b]	457,356	7,102,739
Semtech Corp.[a,b]	991,698	23,661,914
Sigma Designs Inc.[a,b]	550,198	3,537,773

Security	Shares	Value
Silicon Laboratories Inc.[a,b]	632,768	$30,841,112
Synaptics Inc.[a,b]	569,154	30,592,027
Tessera Technologies Inc.	756,147	23,168,344
Ultra Clean Holdings Inc.[a,b]	493,182	2,806,206
Ultratech Inc.[a,b]	330,079	7,581,915
Veeco Instruments Inc.[a,b]	609,864	10,099,348
Xcerra Corp.[a,b]	822,123	4,727,207

		816,161,689
SOFTWARE — 4.14%
A10 Networks Inc.[a,b]	675,801	4,372,432
ACI Worldwide Inc.[a,b]	1,768,243	34,498,421
American Software Inc./GA Class A	395,536	4,145,217
Aspen Technology Inc.[a,b]	1,266,921	50,980,901
AVG Technologies NVa,b	643,855	12,226,806
Barracuda Networks Inc.[a,b]	337,286	5,106,510
Blackbaud Inc.	723,202	49,105,416
Bottomline Technologies de Inc.[a,b]	617,039	13,284,850
BroadSoft Inc.[a,b]	452,020	18,546,381
Callidus Software Inc.[a,b]	850,312	16,989,234
CommVault Systems Inc.[a,b]	593,627	25,638,750
Digimarc Corp.[a,b]	128,323	4,101,203
Ebix Inc.[b]	385,487	18,464,827
Ellie Mae Inc.[a,b]	451,438	41,374,293
EnerNOC Inc.[a,b]	411,944	2,603,486
Epiq Systems Inc.	356,666	5,207,324
Exa Corp.[a,b]	213,018	3,078,110
Fair Isaac Corp.	474,684	53,644,039
FleetMatics Group PLC[a,b]	601,627	26,068,498
Gigamon Inc.[a,b]	499,496	18,676,155
Globant SAa,b	393,035	15,465,927
Glu Mobile Inc.[a,b]	1,571,685	3,457,707
Guidance Software Inc.[a,b]	348,079	2,154,609
HubSpot Inc.[a,b]	443,427	19,253,600
Imperva Inc.[a,b]	440,641	18,951,969
Infoblox Inc.[a,b]	866,128	16,248,561
Interactive Intelligence Group Inc.[a,b]	274,863	11,266,634
Jive Software Inc.[a,b]	886,089	3,331,695
Majesco[a,b]	93,079	494,250
Mentor Graphics Corp.	1,642,493	34,919,401
MicroStrategy Inc. Class Aa	145,795	25,517,041
Mitek Systems Inc.[a]	452,197	3,215,121

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
MobileIron Inc.[a,b]	715,476	$2,182,202
Model N Inc.[a,b]	340,579	4,546,730
Monotype Imaging Holdings Inc.	620,418	15,280,895
Park City Group Inc.[a,b]	199,209	1,786,905
Paycom Software Inc.[a,b]	675,048	29,168,824
Paylocity Holding Corp.[a,b]	329,669	14,241,701
Pegasystems Inc.	551,614	14,865,997
Progress Software Corp.[a]	769,748	21,137,280
Proofpoint Inc.[a,b]	625,471	39,460,965
PROS Holdings Inc.[a,b]	385,829	6,725,000
QAD Inc. Class A	143,849	2,771,970
Qlik Technologies Inc.[a]	1,438,392	42,547,635
Qualys Inc.[a]	416,051	12,402,480
Rapid7 Inc.[a,b]	305,173	3,839,076
RealPage Inc.[a,b]	830,900	18,553,997
RingCentral Inc. Class Aa	901,089	17,769,475
Rosetta Stone Inc.[a,b]	297,063	2,302,238
Rovi Corp.[a,b]	1,283,181	20,068,951
Rubicon Project Inc. (The)[a,b]	569,922	7,779,435
Sapiens International Corp. NV	372,361	4,360,347
SecureWorks Corp. Class Aa	93,965	1,324,907
Silver Spring Networks Inc.[a,b]	580,271	7,050,293
Synchronoss Technologies Inc.[a,b]	634,328	20,209,690
Take-Two Interactive Software Inc.[a,b]	1,275,071	48,350,692
Tangoe Inc.[a,b]	422,086	3,258,504
Telenav Inc.[a]	501,038	2,555,294
TiVo Inc.[a,b]	1,444,625	14,301,788
TubeMogul Inc.[a,b]	337,653	4,018,071
Varonis Systems Inc.[a,b]	163,984	3,938,896
VASCO Data Security International Inc.[a]	461,506	7,564,083
Verint Systems Inc.[a,b]	952,218	31,546,982
VirnetX Holding Corp.[a,b]	743,290	2,973,160
Workiva Inc.[a,b]	336,848	4,601,344
Xura Inc.[a]	364,902	8,914,556
Zendesk Inc.[a,b]	1,244,586	32,832,179
Zix Corp.[a]	815,238	3,057,143

		1,040,679,053
SPECIALTY RETAIL — 2.66%
Aaron’s Inc.	1,009,436	22,096,554
Abercrombie & Fitch Co. Class A	1,043,356	18,582,170

Security	Shares	Value
America’s Car-Mart Inc./TXa,b	120,421	$3,400,689
American Eagle Outfitters Inc.[b]	2,553,050	40,670,086
Asbury Automotive Group Inc.[a,b]	307,023	16,192,393
Ascena Retail Group Inc.[a,b]	2,659,535	18,590,150
Barnes & Noble Education Inc.[a,b]	613,817	6,230,243
Barnes & Noble Inc.	967,087	10,976,437
Big 5 Sporting Goods Corp.	274,924	2,548,545
Boot Barn Holdings Inc.[a,b]	205,624	1,772,479
Buckle Inc. (The)[b]	437,985	11,383,230
Build-A-Bear Workshop Inc.[a,b]	208,317	2,795,614
Caleres Inc.	657,812	15,925,628
Cato Corp. (The) Class A	392,821	14,817,208
Chico’s FAS Inc.	2,000,608	21,426,512
Children’s Place Inc. (The)	287,562	23,056,721
Citi Trends Inc.	219,899	3,415,031
Conn’s Inc.[a,b]	309,992	2,331,140
Container Store Group Inc. (The)[a,b]	245,751	1,314,768
Destination XL Group Inc.[a,b]	561,415	2,565,667
DSW Inc. Class A	1,033,496	21,889,445
Express Inc.[a,b]	1,142,860	16,582,899
Finish Line Inc. (The) Class A	639,634	12,914,210
Five Below Inc.[a,b]	820,948	38,100,197
Francesca’s Holdings Corp.[a,b]	618,023	6,829,154
Genesco Inc.[a,b]	315,542	20,292,506
GNC Holdings Inc. Class A	1,053,171	25,581,524
Group 1 Automotive Inc.	319,288	15,760,056
Guess? Inc.	935,558	14,080,148
Haverty Furniture Companies Inc.	304,184	5,484,438
Hibbett Sports Inc.[a,b]	349,484	12,158,548
Kirkland’s Inc.[a]	225,209	3,306,068
Lithia Motors Inc. Class A	364,467	25,902,670
Lumber Liquidators Holdings Inc.[a,b]	407,745	6,287,428
MarineMax Inc.[a,b]	381,074	6,466,826
Mattress Firm Holding Corp.[a,b]	257,111	8,626,074
Monro Muffler Brake Inc.	481,408	30,598,292
Office Depot Inc.[a]	8,487,221	28,092,701
Outerwall Inc.[b]	260,207	10,928,694
Party City Holdco Inc.[a,b]	412,822	5,742,354
Pier 1 Imports Inc.[b]	1,248,995	6,419,834
Rent-A-Center Inc./TXb	795,186	9,764,884
Restoration Hardware Holdings Inc.[a,b]	591,867	16,974,746

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
Sears Hometown and Outlet Stores Inc.[a,b]	174,821	$1,178,294
Select Comfort Corp.[a,b]	708,383	15,145,229
Shoe Carnival Inc.	218,488	5,475,309
Sonic Automotive Inc. Class A	427,174	7,308,947
Sportsman’s Warehouse Holdings Inc.[a,b]	396,343	3,194,525
Stage Stores Inc.	405,512	1,978,899
Stein Mart Inc.	478,011	3,690,245
Tailored Brands Inc.	748,104	9,470,997
Tile Shop Holdings Inc.[a,b]	498,450	9,909,186
Tilly’s Inc. Class Aa	190,472	1,102,833
Vitamin Shoppe Inc.[a,b]	369,585	11,298,213
West Marine Inc.[a,b]	284,952	2,390,747
Winmark Corp.	34,574	3,445,991
Zumiez Inc.[a,b]	275,452	3,941,718

		668,406,094
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.64%
3D Systems Corp.[a,b]	1,647,898	22,559,724
Avid Technology Inc.[a,b]	496,094	2,882,306
CPI Card Group Inc.[b]	324,444	1,625,464
Cray Inc.[a,b]	618,765	18,513,449
Diebold Inc.	916,107	22,746,937
Eastman Kodak Co.[a,b]	260,065	4,181,845
Electronics For Imaging Inc.[a,b]	721,010	31,032,270
Immersion Corp.[a,b]	444,178	3,260,267
Nimble Storage Inc.[a]	963,795	7,671,808
Pure Storage Inc. Class Aa,b	933,946	10,180,011
Silicon Graphics International Corp.[a,b]	556,927	2,801,343
Stratasys Ltd.[a,b]	753,971	17,258,396
Super Micro Computer Inc.[a,b]	591,117	14,689,258
USA Technologies Inc.[a]	551,873	2,356,498

		161,759,576
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Columbia Sportswear Co.	413,747	23,807,002
Crocs Inc.[a,b]	1,127,412	12,717,207
Culp Inc.	164,977	4,558,315
Deckers Outdoor Corp.[a,b]	497,695	28,627,416
Delta Apparel Inc.[a,b]	109,491	2,469,022
Fossil Group Inc.[a,b]	644,867	18,398,056
G-III Apparel Group Ltd.[a,b]	659,532	30,153,803

Security	Shares	Value
Iconix Brand Group Inc.[a,b]	654,297	$4,423,048
Movado Group Inc.	234,947	5,093,651
Oxford Industries Inc.	232,399	13,158,431
Perry Ellis International Inc.[a]	192,755	3,878,231
Sequential Brands Group Inc.[a,b]	601,451	4,799,579
Steven Madden Ltd.[a,b]	944,200	32,272,756
Superior Uniform Group Inc.	123,683	2,361,108
Tumi Holdings Inc.[a,b]	867,078	23,185,666
Unifi Inc.[a]	239,795	6,529,618
Vera Bradley Inc.[a,b]	310,888	4,405,283
Vince Holding Corp.[a,b]	332,368	1,821,377
Wolverine World Wide Inc.	1,485,164	30,178,532

		252,838,101
THRIFTS & MORTGAGE FINANCE — 1.98%
Astoria Financial Corp.	1,414,145	21,678,843
Bank Mutual Corp.	623,336	4,787,220
BankFinancial Corp.	231,936	2,780,913
Bear State Financial Inc.	275,943	2,602,143
Beneficial Bancorp. Inc.[a,b]	1,080,112	13,739,025
BofI Holding Inc.[a,b]	921,132	16,313,248
BSB Bancorp. Inc./MAa,b	124,863	2,828,147
Capitol Federal Financial Inc.	1,955,260	27,275,877
Charter Financial Corp./MD	207,891	2,760,792
Clifton Bancorp. Inc.[b]	334,411	5,039,574
Dime Community Bancshares Inc.	478,644	8,141,734
ESSA Bancorp. Inc.	126,000	1,688,400
Essent Group Ltd.[a,b]	1,146,741	25,010,421
EverBank Financial Corp.	1,581,166	23,496,127
Federal Agricultural Mortgage Corp. Class C	131,181	4,567,722
First Defiance Financial Corp.	134,452	5,223,460
Flagstar Bancorp. Inc.[a,b]	320,439	7,821,916
Fox Chase Bancorp. Inc.[b]	158,836	3,230,724
Greene County Bancorp. Inc.	47,178	767,586
Hingham Institution for Savings	20,570	2,528,464
Home Bancorp. Inc.[b]	88,544	2,432,304
HomeStreet Inc.[a,b]	360,862	7,188,371
IMPAC Mortgage Holdings Inc.[a,b]	120,923	1,896,073
Kearny Financial Corp./MD	1,418,414	17,843,648
Lake Sunapee Bank Group	120,575	2,063,038
LendingTree Inc.[a,b]	97,347	8,598,661
Meridian Bancorp. Inc.	743,529	10,989,359
Meta Financial Group Inc.	126,036	6,422,795

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
MGIC Investment Corp.[a,b]	5,233,538	$31,139,551
Nationstar Mortgage Holdings Inc.[a,b]	522,019	5,877,934
NMI Holdings Inc. Class Aa	757,828	4,152,897
Northfield Bancorp. Inc.	642,926	9,534,593
Northwest Bancshares Inc.	1,474,602	21,868,348
OceanFirst Financial Corp.	314,032	5,705,961
Ocwen Financial Corp.[a,b]	1,536,788	2,627,907
Oritani Financial Corp.	589,315	9,423,147
PennyMac Financial Services Inc. Class Aa,b,c	224,219	2,800,495
PHH Corp.[a,b]	810,530	10,796,260
Provident Bancorp. Inc.[a,b]	68,455	1,055,576
Provident Financial Holdings Inc.	101,818	1,863,269
Provident Financial Services Inc.	938,148	18,425,227
Radian Group Inc.	3,301,223	34,398,744
SI Financial Group Inc.	171,289	2,267,866
Southern Missouri Bancorp. Inc.	89,913	2,115,653
Territorial Bancorp. Inc.	115,711	3,062,870
TrustCo Bank Corp. NY	1,394,836	8,940,899
United Community Financial Corp./OH	710,352	4,318,940
United Financial Bancorp. Inc.	767,215	9,958,451
Walker & Dunlop Inc.[a,b]	421,234	9,595,711
Walter Investment Management Corp.[a,b]	285,044	786,721
Washington Federal Inc.	1,393,298	33,801,409
Waterstone Financial Inc.	388,616	5,957,483
Westfield Financial Inc.	245,413	1,889,680
WSFS Financial Corp.	440,579	14,182,238

		496,264,415
TOBACCO — 0.21%
Alliance One International Inc.[a]	128,580	1,980,132
Turning Point Brands Inc.[a,b]	92,850	953,569
Universal Corp./VA	340,503	19,660,643
Vector Group Ltd.	1,355,656	30,393,808

		52,988,152
TRADING COMPANIES & DISTRIBUTORS — 1.04%
Aircastle Ltd.[b]	734,152	14,360,013
Applied Industrial Technologies Inc.	557,005	25,143,206
Beacon Roofing Supply Inc.[a,b]	916,175	41,658,477
BMC Stock Holdings Inc.[a,b]	842,649	15,016,005

Security	Shares	Value
CAI International Inc.[a]	245,117	$1,838,377
DXP Enterprises Inc.[a,b]	198,909	2,969,711
GATX Corp.	627,402	27,586,866
GMS Inc.[a]	109,447	2,435,196
H&E Equipment Services Inc.	482,968	9,190,881
Kaman Corp.	410,261	17,444,298
Lawson Products Inc./DEa	97,209	1,930,571
MRC Global Inc.[a,b]	1,439,249	20,451,728
Neff Corp.[a]	145,406	1,589,288
NOW Inc.[a,b]	1,641,113	29,769,790
Rush Enterprises Inc. Class Aa,b	450,083	9,699,289
Rush Enterprises Inc. Class Ba,b	101,475	2,109,665
SiteOne Landscape Supply Inc.[a]	178,215	6,057,528
TAL International Group Inc.	508,208	6,815,069
Textainer Group Holdings Ltd.[b]	347,906	3,875,673
Titan Machinery Inc.[a,b]	272,277	3,035,888
Univar Inc.[a,b]	657,791	12,438,828
Veritiv Corp.[a,b]	126,238	4,744,024
Willis Lease Finance Corp.[a,b]	65,855	1,463,957

		261,624,328
TRANSPORTATION INFRASTRUCTURE — 0.05%
Wesco Aircraft Holdings Inc.[a,b]	857,492	11,507,543

		11,507,543
WATER UTILITIES — 0.38%
American States Water Co.	560,407	24,557,035
Artesian Resources Corp. Class A	120,640	4,092,109
California Water Service Group[b]	737,573	25,763,425
Connecticut Water Service Inc.	166,674	9,367,079
Consolidated Water Co. Ltd.	220,822	2,883,935
Global Water Resources Inc.	127,990	1,126,312
Middlesex Water Co.	243,572	10,566,153
SJW Corp.	249,920	9,841,849
York Water Co. (The)	197,423	6,325,433

		94,523,330
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Boingo Wireless Inc.[a,b]	544,747	4,859,143
Leap Wireless International Inc.[d]	952,518	3,024,245
NII Holdings Inc.[a,b]	823,093	2,617,436
Shenandoah Telecommunications Co.	709,359	27,707,563
Spok Holdings Inc.	316,294	6,061,774

		44,270,161

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $32,019,960,621)		$25,010,635,330

SHORT-TERM INVESTMENTS — 15.79%

MONEY MARKET FUNDS — 15.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	3,681,358,205	3,681,358,205
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	202,658,944	202,658,944
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	82,801,301	82,801,301

		3,966,818,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,966,818,450)		3,966,818,450

TOTAL INVESTMENTS IN SECURITIES — 115.33%
(Cost: $35,986,779,071)[h]		28,977,453,780
Other Assets, Less Liabilities — (15.33)%		(3,852,822,813)

NET ASSETS — 100.00%		$25,124,630,967

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $36,173,447,758. Net unrealized depreciation was $7,195,993,978, of which $421,237,871 represented gross unrealized appreciation on securities and $7,617,231,849 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$2,800,495	$—	$—
PennyMac Mortgage Investment Trust	880,631	456,269	(293,959)	1,042,941	16,926,932	413,897	1,416

					$19,727,427	$413,897	$1,416

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	1,027	Sep. 2016	ICE Markets Equity	$118,794,673	$117,837,980	$(956,693)

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2016

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$25,003,537,822	$1,424,090	$5,673,418	$25,010,635,330
Money market funds	3,966,818,450	—	—	3,966,818,450

Total	$28,970,356,272	$1,424,090	$5,673,418	$28,977,453,780

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(956,693)	$—	$—	$(956,693)

Total	$(956,693)	$—	$—	$(956,693)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

430

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.58%

AEROSPACE & DEFENSE — 0.80%
Aerojet Rocketdyne Holdings Inc.[a,b]	223,236	$4,080,754
Aerovironment Inc.[a]	24,316	675,985
Astronics Corp.[a]	141,235	4,697,476
Curtiss-Wright Corp.	234,973	19,796,475
Mercury Systems Inc.[a]	22,300	554,378
Moog Inc. Class Aa	22,450	1,210,504
National Presto Industries Inc.	3,721	351,076
Sparton Corp.[a,b]	4,656	101,361
TASER International Inc.[a,b]	381,908	9,501,871
Teledyne Technologies Inc.[a,b]	70,595	6,992,435
Vectrus Inc.[a,b]	14,930	425,356

		48,387,671
AIR FREIGHT & LOGISTICS — 0.39%
Air Transport Services Group Inc.[a,b]	54,378	704,739
Echo Global Logistics Inc.[a,b]	184,130	4,128,195
Forward Air Corp.	217,823	9,699,658
Hub Group Inc. Class Aa,b	227,106	8,714,057
Radiant Logistics Inc.[a,b]	163,760	491,280

		23,737,929
AIRLINES — 0.61%
Allegiant Travel Co.	96,625	14,638,688
Hawaiian Holdings Inc.[a,b]	385,851	14,646,904
Virgin America Inc.[a,b]	133,753	7,518,256

		36,803,848
AUTO COMPONENTS — 1.44%
American Axle & Manufacturing Holdings Inc.[a,b]	562,465	8,144,493
Cooper-Standard Holding Inc.[a]	100,672	7,952,081
Dorman Products Inc.[a,b]	193,945	11,093,654
Drew Industries Inc.	173,663	14,733,569
Fox Factory Holding Corp.[a,b]	163,762	2,844,546
Gentherm Inc.[a,b]	266,791	9,137,592
Horizon Global Corp.[a,b]	133,570	1,516,019
Metaldyne Performance Group Inc.	68,512	942,040
Motorcar Parts of America Inc.[a,b]	125,471	3,410,302
Standard Motor Products Inc.	93,532	3,720,703
Stoneridge Inc.[a,b]	196,328	2,933,140
Tenneco Inc.[a,b]	412,560	19,229,422
Unique Fabricating Inc.[b]	48,367	647,634
Workhorse Group Inc.[a]	77,755	532,622

		86,837,817

Security	Shares	Value
AUTOMOBILES — 0.07%
Winnebago Industries Inc.	196,176	$4,496,354

		4,496,354
BANKS — 1.81%
Allegiance Bancshares Inc.[a]	7,540	187,595
Ameris Bancorp.	183,604	5,453,039
Atlantic Capital Bancshares Inc.[a]	23,298	336,889
Avenue Financial Holdings Inc.[a]	51,916	1,020,149
Banc of California Inc.	255,339	4,621,636
Bank of the Ozarks Inc.	615,070	23,077,426
Bankwell Financial Group Inc.[b]	7,106	156,758
Blue Hills Bancorp. Inc.	17,064	251,865
BNC Bancorp.	26,587	603,791
C1 Financial Inc.[a]	54,108	1,262,340
Capital Bank Financial Corp. Class A	75,897	2,185,834
Cardinal Financial Corp.	14,599	320,302
CoBiz Financial Inc.	29,249	342,213
County Bancorp. Inc.	23,443	483,395
CU Bancorp.[a]	15,628	355,224
Customers Bancorp. Inc.[a]	72,726	1,827,604
Eagle Bancorp. Inc.[a,b]	175,854	8,460,336
First Connecticut Bancorp. Inc./Farmington CT	21,878	362,300
First Financial Bankshares Inc.[b]	291,408	9,555,268
First Foundation Inc.[a,b]	31,453	676,240
Franklin Financial Network Inc.[a,b]	17,737	556,232
Heritage Commerce Corp.	18,672	196,616
Home BancShares Inc./AR	885,425	17,522,561
Live Oak Bancshares Inc.	143,185	2,020,340
National Bank Holdings Corp. Class A	191,700	3,903,012
Opus Bank	80,981	2,737,158
Pacific Premier Bancorp. Inc.[a]	66,326	1,591,824
Park Sterling Corp.	123,923	878,614
Pinnacle Financial Partners Inc.	22,922	1,119,740
ServisFirst Bancshares Inc.	168,569	8,325,623
Talmer Bancorp. Inc. Class A	330,414	6,334,036
Texas Capital Bancshares Inc.[a,b]	25,744	1,203,790
Union Bankshares Inc./Morrisville VTb	25,609	931,143
Veritex Holdings Inc.[a]	18,653	298,821

		109,159,714

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
BEVERAGES — 0.45%
Boston Beer Co. Inc. (The)[a,b]	64,537	$11,037,763
Coca-Cola Bottling Co. Consolidated	34,491	5,086,388
Craft Brew Alliance Inc.[a]	34,096	392,786
MGP Ingredients Inc.	91,794	3,509,285
National Beverage Corp.[a,b]	85,671	5,380,995
Primo Water Corp.[a,b]	154,604	1,825,873

		27,233,090
BIOTECHNOLOGY — 7.82%
Acceleron Pharma Inc.[a,b]	200,495	6,812,820
Achillion Pharmaceuticals Inc.[a,b]	856,978	6,684,428
Acorda Therapeutics Inc.[a,b]	44,344	1,130,994
Adamas Pharmaceuticals Inc.[a]	61,050	924,297
Aduro Biotech Inc.[a,b]	259,541	2,935,409
Advaxis Inc.[a,b]	244,511	1,978,094
Agenus Inc.[a,b]	447,981	1,814,323
Aimmune Therapeutics Inc.[a,b]	192,379	2,081,541
Akebia Therapeutics Inc.[a]	78,799	589,417
Alder Biopharmaceuticals Inc.[a,b]	342,696	8,557,119
AMAG Pharmaceuticals Inc.[a,b]	78,297	1,872,864
Amicus Therapeutics Inc.[a,b]	931,698	5,087,071
Anavex Life Sciences Corp.[a]	239,210	1,461,573
Anthera Pharmaceuticals Inc.[a,b]	301,600	931,944
Applied Genetic Technologies Corp./DEa,b	92,967	1,313,624
Ardelyx Inc.[a,b]	27,283	238,181
Arena Pharmaceuticals Inc.[a]	1,805,380	3,087,200
Argos Therapeutics Inc.[a,b]	78,312	480,053
ARIAD Pharmaceuticals Inc.[a,b]	1,215,193	8,980,276
Array BioPharma Inc.[a,b]	101,421	361,059
Arrowhead Pharmaceuticals Inc.[a,b]	413,285	2,198,676
Asterias Biotherapeutics Inc.[a]	166,494	399,586
Atara Biotherapeutics Inc.[a,b]	9,852	221,769
Athersys Inc.[a,b]	524,352	1,137,844
Avexis Inc.[a,b]	35,403	1,346,022
Axovant Sciences Ltd.[a,b]	178,894	2,296,999
Bellicum Pharmaceuticals Inc.[a,b]	102,380	1,326,845
BioCryst Pharmaceuticals Inc.[a,b]	448,143	1,272,726
BioSpecifics Technologies Corp.[a]	39,558	1,579,947
BioTime Inc.[a,b]	468,237	1,222,099
Bluebird Bio Inc.[a]	101,648	4,400,342
Blueprint Medicines Corp.[a,b]	146,449	2,965,592
Cara Therapeutics Inc.[a,b]	21,044	101,222
Celator Pharmaceuticals Inc.[a]	238,956	7,211,692
Cellular Biomedicine Group Inc.[a,b]	61,813	741,138

Security	Shares	Value
Cepheid[a,b]	531,981	$16,358,416
ChemoCentryx Inc.[a,b]	156,047	700,651
Cidara Therapeutics Inc.[a,b]	5,019	51,746
Clovis Oncology Inc.[a,b]	232,578	3,190,970
Coherus Biosciences Inc.[a,b]	215,800	3,644,862
Concert Pharmaceuticals Inc.[a,b]	49,075	551,112
Corvus Pharmaceuticals Inc.[a]	3,892	55,500
Curis Inc.[a,b]	836,438	1,304,843
Cytokinetics Inc.[a,b]	247,866	2,352,248
CytomX Therapeutics Inc.[a,b]	149,570	1,527,858
CytRx Corp.[a,b]	457,808	1,020,912
Dimension Therapeutics Inc.[a,b]	36,233	217,398
Dyax Corp.	1,121,579	1,244,953
Dynavax Technologies Corp.[a,b]	284,397	4,146,508
Eagle Pharmaceuticals Inc./DEa,b	64,798	2,513,514
Edge Therapeutics Inc.[a,b]	45,744	462,472
Editas Medicine Inc.[a,b]	50,315	1,227,686
Eiger Biopharmaceuticals Inc.[a]	25,425	503,923
Emergent BioSolutions Inc.[a,b]	237,623	6,681,959
Epizyme Inc.[a,b]	209,866	2,149,028
Exact Sciences Corp.[a,b]	709,086	8,686,303
Exelixis Inc.[a,b]	1,029,398	8,039,598
FibroGen Inc.[a]	383,107	6,286,786
Five Prime Therapeutics Inc.[a,b]	45,973	1,900,984
Flexion Therapeutics Inc.[a,b]	135,494	2,027,668
Fortress Biotech Inc.[a,b]	249,951	672,368
Foundation Medicine Inc.[a,b]	98,523	1,838,439
Galena Biopharma Inc.[a,b]	1,337,709	623,506
Genomic Health Inc.[a,b]	136,677	3,539,251
Geron Corp.[a,b]	1,106,959	2,966,650
Global Blood Therapeutics Inc.[a,b]	102,964	1,708,173
GlycoMimetics Inc.[a,b]	75,159	546,406
Halozyme Therapeutics Inc.[a,b]	797,653	6,883,745
Heron Therapeutics Inc.[a,b]	232,504	4,196,697
Idera Pharmaceuticals Inc.[a,b]	604,144	924,340
Ignyta Inc.[a,b]	137,467	745,071
Immune Design Corp.[a,b]	77,068	628,875
ImmunoGen Inc.[a,b]	616,134	1,897,693
Immunomedics Inc.[a,b]	594,847	1,380,045
Infinity Pharmaceuticals Inc.[a]	358,402	476,675
Inotek Pharmaceuticals Corp.[a]	115,253	857,482

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Inovio Pharmaceuticals Inc.[a,b]	485,531	$4,486,306
Insmed Inc.[a,b]	455,337	4,489,623
Insys Therapeutics Inc.[a,b]	172,846	2,236,627
Intellia Therapeutics Inc.[a,b]	51,141	1,091,860
Invitae Corp.[a,b]	166,618	1,231,307
Ironwood Pharmaceuticals Inc.[a,b]	946,434	12,374,625
Karyopharm Therapeutics Inc.[a]	36,980	248,136
Keryx Biopharmaceuticals Inc.[a,b]	577,445	3,822,686
Kite Pharma Inc.[a,b]	286,628	14,331,400
La Jolla Pharmaceutical Co.[a]	100,558	1,608,928
Lexicon Pharmaceuticals Inc.[a,b]	309,247	4,437,694
Ligand Pharmaceuticals Inc.[a,b]	139,342	16,619,320
Lion Biotechnologies Inc.[a,b]	335,732	2,719,429
Loxo Oncology Inc.[a,b]	97,610	2,262,600
MacroGenics Inc.[a,b]	233,940	6,314,041
MannKind Corp.[a,b]	2,373,176	2,752,884
Medgenics Inc.[a,b]	178,512	990,742
MediciNova Inc.[a]	217,437	1,641,649
Merrimack Pharmaceuticals Inc.[a,b]	552,523	2,978,099
MiMedx Group Inc.[a,b]	747,733	5,966,909
Minerva Neurosciences Inc.[a]	117,137	1,195,969
Mirati Therapeutics Inc.[a,b]	89,311	487,638
Momenta Pharmaceuticals Inc.[a,b]	114,070	1,231,956
Myriad Genetics Inc.[a,b]	493,781	15,109,699
NantKwest Inc.[a,b]	13,042	81,121
Natera Inc.[a,b]	190,878	2,302,943
NewLink Genetics Corp.[a,b]	120,740	1,359,532
Novavax Inc.[a,b]	1,979,268	14,389,278
OncoMed Pharmaceuticals Inc.[a,b]	128,260	1,578,881
Ophthotech Corp.[a,b]	223,089	11,384,232
Organovo Holdings Inc.[a,b]	629,688	2,342,439
Osiris Therapeutics Inc.[b]	135,393	689,150
OvaScience Inc.[a,b]	30,992	161,468
Pfenex Inc.[a,b]	124,400	1,041,228
PharmAthene Inc.[a]	429,597	1,048,217
Portola Pharmaceuticals Inc.[a,b]	330,007	7,788,165
Progenics Pharmaceuticals Inc.[a,b]	519,530	2,192,417
Proteostasis Therapeutics Inc.[a]	46,435	563,257
Prothena Corp. PLC[a,b]	254,070	8,882,287
Puma Biotechnology Inc.[a,b]	180,638	5,381,206
Radius Health Inc.[a,b]	230,791	8,481,569
Raptor Pharmaceutical Corp.[a,b]	625,868	3,360,911
Regulus Therapeutics Inc.[a,b]	284,025	820,832
Repligen Corp.[a,b]	247,032	6,758,796

Security	Shares	Value
Rigel Pharmaceuticals Inc.[a,b]	549,712	$1,225,858
Sage Therapeutics Inc.[a,b]	193,781	5,838,622
Sangamo BioSciences Inc.[a,b]	511,720	2,962,859
Sarepta Therapeutics Inc.[a,b]	312,546	5,960,252
Seres Therapeutics Inc.[a,b]	130,436	3,789,166
Sorrento Therapeutics Inc.[a,b]	207,825	1,163,820
Spark Therapeutics Inc.[a]	125,560	6,419,883
Spectrum Pharmaceuticals Inc.[a,b]	144,066	946,514
Stemline Therapeutics Inc.[a,b]	25,537	172,885
Syndax Pharmaceuticals Inc.[a]	16,535	162,870
Synergy Pharmaceuticals Inc.[a,b]	1,327,408	5,044,150
Synthetic Biologics Inc.[a,b]	554,539	998,170
T2 Biosystems Inc.[a,b]	107,065	844,743
TESARO Inc.[a,b]	179,610	15,096,220
TG Therapeutics Inc.[a,b]	269,385	1,632,473
Tobira Therapeutics Inc.[a,b]	64,929	815,508
Tokai Pharmaceuticals Inc.[a,b]	72,798	401,117
Trevena Inc.[a]	327,474	2,063,086
TrovaGene Inc.[a,b]	189,163	856,908
Ultragenyx Pharmaceutical Inc.[a,b]	263,493	12,887,443
Vanda Pharmaceuticals Inc.[a,b]	268,165	3,000,766
Versartis Inc.[a,b]	17,734	196,138
Vitae Pharmaceuticals Inc.[a,b]	192,470	2,076,751
Vital Therapies Inc.[a,b]	173,448	1,075,378
Voyager Therapeutics Inc.[a,b]	41,170	452,458
vTv Therapeutics Inc. Class Aa,b	56,159	325,722
XBiotech Inc.[a,b]	127,994	2,677,634
Xencor Inc.[a,b]	235,327	4,468,860
ZIOPHARM Oncology Inc.[a,b]	889,173	4,881,560

		472,153,970
BUILDING PRODUCTS — 2.16%
AAON Inc.	295,462	8,128,160
Advanced Drainage Systems Inc.	254,084	6,954,279
American Woodmark Corp.[a]	101,167	6,715,465
Apogee Enterprises Inc.	207,705	9,627,127
Armstrong Flooring Inc.[a]	10,367	175,721
Builders FirstSource Inc.[a,b]	613,518	6,902,078
Caesarstone Ltd.[a,b]	174,364	6,060,893
Continental Building Products Inc.[a]	257,772	5,730,272
Gibraltar Industries Inc.[a]	149,071	4,706,171
Griffon Corp.	185,286	3,123,922
Insteel Industries Inc.	128,243	3,666,467
Masonite International Corp.[a,b]	222,146	14,692,736

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
NCI Building Systems Inc.[a]	198,762	$3,178,204
Nortek Inc.[a,b]	72,349	4,291,019
Patrick Industries Inc.[a,b]	106,182	6,401,713
PGT Inc.[a,b]	349,481	3,599,654
Ply Gem Holdings Inc.[a,b]	160,651	2,340,685
Quanex Building Products Corp.	23,292	432,998
Simpson Manufacturing Co. Inc.	303,679	12,138,050
Trex Co. Inc.[a,b]	215,766	9,692,209
Universal Forest Products Inc.	126,452	11,720,836

		130,278,659
CAPITAL MARKETS — 1.25%
BGC Partners Inc. Class A	1,592,886	13,874,037
Cohen & Steers Inc.	152,856	6,181,497
Cowen Group Inc. Class Aa,b	44,311	131,161
Diamond Hill Investment Group Inc.	22,083	4,160,879
Evercore Partners Inc. Class A	285,644	12,622,608
Fifth Street Asset Management Inc.	44,818	181,065
Financial Engines Inc.[b]	391,345	10,124,095
GAMCO Investors Inc. Class A	6,248	204,747
Greenhill & Co. Inc.	150,784	2,427,622
Hennessy Advisors Inc.	21,147	707,790
Houlihan Lokey Inc.	89,302	1,997,686
Investment Technology Group Inc.	33,471	559,635
Ladenburg Thalmann Financial Services Inc.[a,b]	79,617	187,896
Medley Management Inc.	18,749	110,244
Moelis & Co. Class A	135,995	3,059,888
OM Asset Management PLC	200,277	2,673,698
Pzena Investment Management Inc. Class A	79,659	606,205
Silvercrest Asset Management Group Inc.	51,584	631,388
Virtu Financial Inc.	172,610	3,106,980
Waddell & Reed Financial Inc. Class A	22,107	380,683
Westwood Holdings Group Inc.	58,418	3,026,052
WisdomTree Investments Inc.[b]	842,774	8,250,757

		75,206,613
CHEMICALS — 2.76%
Balchem Corp.	230,056	13,722,840
Chase Corp.	51,680	3,052,738
Chemours Co. (The)	1,118,314	9,214,907
Chemtura Corp.[a]	238,171	6,282,951
Codexis Inc.[a]	230,822	930,213

Security	Shares	Value
Ferro Corp.[a]	608,930	$8,147,483
Flotek Industries Inc.[a]	380,927	5,028,236
GCP Applied Technologies Inc.[a]	437,973	11,404,817
Hawkins Inc.	13,855	601,446
HB Fuller Co.	366,757	16,133,640
Ingevity Corp.[a,b]	250,266	8,519,055
Innophos Holdings Inc.	125,654	5,303,855
KMG Chemicals Inc.	29,859	776,035
Koppers Holdings Inc.[a]	119,023	3,657,577
Minerals Technologies Inc.	136,439	7,749,735
OMNOVA Solutions Inc.[a]	197,002	1,428,265
PolyOne Corp.	614,003	21,637,466
Quaker Chemical Corp.	70,856	6,320,355
Rayonier Advanced Materials Inc.	190,944	2,594,929
Sensient Technologies Corp.	325,783	23,143,624
Stepan Co.	14,071	837,647
Trecora Resources[a,b]	116,232	1,212,300
Trinseo SAa,b	210,290	9,027,750
Valhi Inc.	12,117	19,024

		166,746,888
COMMERCIAL SERVICES & SUPPLIES — 3.13%
Aqua Metals Inc.[a]	78,780	926,847
Brady Corp. Class A	254,757	7,785,374
Brink’s Co. (The)	329,570	9,389,449
Deluxe Corp.	357,754	23,744,133
G&K Services Inc. Class A	108,802	8,330,969
Healthcare Services Group Inc.[b]	515,032	21,312,024
Heritage-Crystal Clean Inc.[a,b]	50,182	612,722
Herman Miller Inc.	438,045	13,093,165
HNI Corp.	331,635	15,417,711
InnerWorkings Inc.[a,b]	262,169	2,168,138
Interface Inc.	419,355	6,395,164
Kimball International Inc. Class B	228,926	2,605,178
Knoll Inc.	351,576	8,536,265
Matthews International Corp. Class A	233,896	13,013,973
Mobile Mini Inc.	239,533	8,297,423
MSA Safety Inc.	155,044	8,144,461
Multi-Color Corp.	99,436	6,304,242
Quad/Graphics Inc.	112,485	2,619,776

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
SP Plus Corp.[a]	119,646	$2,701,607
Steelcase Inc. Class A	629,848	8,547,037
Team Inc.[a,b]	197,209	4,896,700
Tetra Tech Inc.	68,976	2,120,667
U.S. Ecology Inc.	160,668	7,382,695
UniFirst Corp./MA	10,519	1,217,259
Viad Corp.	84,217	2,610,727
West Corp.	45,825	900,920

		189,074,626
COMMUNICATIONS EQUIPMENT — 1.88%
ADTRAN Inc.	232,707	4,339,986
Aerohive Networks Inc.[a,b]	179,960	1,191,335
CalAmp Corp.[a,b]	261,864	3,878,206
Ciena Corp.[a,b]	1,004,800	18,840,000
Clearfield Inc.[a,b]	85,025	1,521,097
Extreme Networks Inc.[a]	756,469	2,564,430
Infinera Corp.[a,b]	718,511	8,104,804
InterDigital Inc./PA	253,503	14,115,047
Lumentum Holdings Inc.[a]	369,656	8,945,675
NETGEAR Inc.[a]	156,861	7,457,172
Oclaro Inc.[a]	619,002	3,020,730
Plantronics Inc.	242,783	10,682,452
ShoreTel Inc.[a]	115,425	772,193
Silicom Ltd.	10,898	325,850
Sonus Networks Inc.[a]	46,264	402,034
Ubiquiti Networks Inc.[a,b]	189,814	7,338,209
ViaSat Inc.[a,b]	283,637	20,251,682

		113,750,902
CONSTRUCTION & ENGINEERING — 1.09%
Argan Inc.	97,867	4,083,011
Comfort Systems USA Inc.	271,365	8,838,358
Dycom Industries Inc.[a,b]	223,553	20,066,117
EMCOR Group Inc.	74,041	3,647,260
Granite Construction Inc.	218,876	9,969,802
Great Lakes Dredge & Dock Corp.[a]	37,729	164,498
IES Holdings Inc.[a]	51,704	642,164
MasTec Inc.[a]	484,463	10,813,214
NV5 Global Inc.[a,b]	39,231	1,115,730
Orion Group Holdings Inc.[a]	18,637	98,963
Primoris Services Corp.[b]	294,554	5,575,907
Tutor Perini Corp.[a]	42,887	1,009,989

		66,025,013

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.42%
Headwaters Inc.[a]	532,167	$9,547,076
Summit Materials Inc. Class Aa	462,667	9,466,167
U.S. Concrete Inc.[a,b]	104,715	6,378,190
U.S. Lime & Minerals Inc.	1,133	66,836

		25,458,269
CONSUMER FINANCE — 0.27%
First Cash Financial Services Inc.[b]	201,212	10,328,212
Green Dot Corp. Class Aa	54,076	1,243,207
LendingClub Corp.[a,b]	1,073,448	4,615,826
Regional Management Corp.[a]	6,531	95,745

		16,282,990
CONTAINERS & PACKAGING — 0.11%
AEP Industries Inc.	29,646	2,385,317
Multi Packaging Solutions International Ltd.[a]	155,167	2,071,479
Myers Industries Inc.	158,704	2,285,338

		6,742,134
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.	334,205	15,660,846
Weyco Group Inc.	2,705	75,145

		15,735,991
DIVERSIFIED CONSUMER SERVICES — 1.21%
Bright Horizons Family Solutions Inc.[a,b]	321,322	21,306,862
Capella Education Co.	76,787	4,042,068
Carriage Services Inc.	100,308	2,375,293
Chegg Inc.[a,b]	250,603	1,253,015
Collectors Universe Inc.	54,785	1,082,004
Grand Canyon Education Inc.[a,b]	328,926	13,130,726
Houghton Mifflin Harcourt Co.[a,b]	607,164	9,489,973
Liberty Tax Inc.	42,583	567,206
LifeLock Inc.[a,b]	618,348	9,776,082
Sotheby’sb	219,681	6,019,259
Strayer Education Inc.[a,b]	34,353	1,687,763
Weight Watchers International Inc.[a,b]	188,135	2,188,010

		72,918,261
DIVERSIFIED FINANCIAL SERVICES — 0.01%
GAIN Capital Holdings Inc.	44,993	284,356
PICO Holdings Inc.[a]	15,220	143,981
Value Line Inc.	7,863	128,560

		556,897

435

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.82%
8x8 Inc.[a]	645,540	$9,431,340
Cogent Communications Holdings Inc.	304,070	12,181,044
Consolidated Communications Holdings Inc.[b]	251,562	6,852,549
Fairpoint Communications Inc.[a,b]	122,509	1,798,432
General Communication Inc. Class Aa,b	211,739	3,345,476
Globalstar Inc.[a]	1,709,596	2,068,611
IDT Corp. Class B	76,549	1,086,230
Inteliquent Inc.	238,590	4,745,555
Lumos Networks Corp.[a]	12,309	148,939
ORBCOMM Inc.[a]	432,811	4,306,470
Straight Path Communications Inc. Class Ba,b	69,660	1,927,492
Vonage Holdings Corp.[a]	156,856	956,822
Windstream Holdings Inc.[b]	82,879	768,288

		49,617,248
ELECTRIC UTILITIES — 0.13%
MGE Energy Inc.	117,731	6,653,567
Spark Energy Inc. Class A	35,814	1,183,653

		7,837,220
ELECTRICAL EQUIPMENT — 0.73%
Allied Motion Technologies Inc.[b]	45,338	1,054,562
AZZ Inc.	189,504	11,366,450
Energous Corp.[a,b]	108,569	1,405,969
EnerSys	94,062	5,593,867
Generac Holdings Inc.[a,b]	478,141	16,715,809
General Cable Corp.	329,911	4,193,169
LSI Industries Inc.	24,152	267,363
Plug Power Inc.[a,b]	843,879	1,569,615
Power Solutions International Inc.[a,b]	27,232	486,091
Vicor Corp.[a]	110,793	1,115,685

		43,768,580
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.18%
Agilysys Inc.[a]	9,571	100,208
Badger Meter Inc.	102,620	7,494,339
Belden Inc.	306,750	18,518,497
Coherent Inc.[a]	177,073	16,251,760
DTS Inc./CAa,b	127,602	3,375,073
ePlus Inc.[a]	33,131	2,709,784
Fabrinet[a]	255,067	9,468,087

Security	Shares	Value
FARO Technologies Inc.[a]	30,371	$1,027,451
II-VI Inc.[a]	122,422	2,296,637
Itron Inc.[a]	244,697	10,546,441
Littelfuse Inc.	161,940	19,139,689
Mesa Laboratories Inc.[b]	21,962	2,701,326
Methode Electronics Inc.	244,152	8,357,323
MTS Systems Corp.	98,534	4,319,730
Novanta Inc.[a]	60,720	919,908
RadiSys Corp.[a]	241,631	1,082,507
Rogers Corp.[a]	45,373	2,772,290
Universal Display Corp.[a,b]	303,467	20,575,063

		131,656,113
ENERGY EQUIPMENT & SERVICES — 0.31%
PHI Inc. NVS[a,b]	7,518	134,422
RigNet Inc.[a,b]	7,669	102,688
TETRA Technologies Inc.[a]	379,850	2,419,644
U.S. Silica Holdings Inc.	469,495	16,183,493

		18,840,247
FOOD & STAPLES RETAILING — 0.41%
Chefs’ Warehouse Inc. (The)[a,b]	129,622	2,073,952
Performance Food Group Co.[a,b]	273,968	7,372,479
PriceSmart Inc.	146,570	13,714,555
Smart & Final Stores Inc.[a]	119,347	1,777,077

		24,938,063
FOOD PRODUCTS — 1.58%
Alico Inc.	2,838	85,850
Amplify Snack Brands Inc.[a,b]	213,967	3,156,013
B&G Foods Inc.[b]	453,665	21,866,653
Cal-Maine Foods Inc.[b]	175,373	7,772,531
Calavo Growers Inc.	113,225	7,586,075
Darling Ingredients Inc.[a]	326,964	4,871,764
Dean Foods Co.	335,238	6,064,455
Farmer Bros. Co.[a]	59,226	1,898,786
Fresh Del Monte Produce Inc.	13,749	748,358
Freshpet Inc.[a,b]	163,573	1,526,136
Inventure Foods Inc.[a,b]	138,704	1,083,278
J&J Snack Foods Corp.	109,852	13,102,048
John B Sanfilippo & Son Inc.	17,353	739,758
Lancaster Colony Corp.	137,424	17,536,677
Landec Corp.[a,b]	45,965	494,583
Lifeway Foods Inc.[a]	32,591	315,155

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Limoneira Co.[b]	80,126	$1,411,820
Omega Protein Corp.[a]	8,732	174,553
Tootsie Roll Industries Inc.[b]	125,985	4,854,202

		95,288,695
GAS UTILITIES — 0.12%
Chesapeake Utilities Corp.	12,681	839,229
New Jersey Resources Corp.	51,545	1,987,060
Southwest Gas Corp.	36,057	2,838,046
WGL Holdings Inc.	18,864	1,335,382

		6,999,717
HEALTH CARE EQUIPMENT & SUPPLIES — 5.05%
Abaxis Inc.	160,399	7,575,645
Accuray Inc.[a,b]	580,546	3,013,034
Analogic Corp.	8,579	681,516
Anika Therapeutics Inc.[a,b]	84,455	4,531,011
AtriCure Inc.[a,b]	180,569	2,551,440
Atrion Corp.	9,963	4,262,769
Avinger Inc.[a]	80,058	955,092
AxoGen Inc.[a]	176,744	1,215,999
Cantel Medical Corp.	262,098	18,013,996
Cardiovascular Systems Inc.[a,b]	233,127	4,283,709
Cerus Corp.[a,b]	644,042	4,018,822
ConforMIS Inc.[a,b]	261,775	1,837,660
Corindus Vascular Robotics Inc.[a,b]	403,223	576,609
CryoLife Inc.	152,274	1,798,356
Cutera Inc.[a]	85,982	963,858
Cynosure Inc. Class Aa	173,449	8,437,427
Endologix Inc.[a,b]	593,025	7,389,091
Entellus Medical Inc.[a,b]	54,915	1,003,297
GenMark Diagnostics Inc.[a,b]	293,589	2,554,224
Glaukos Corp.[a]	122,320	3,566,851
Globus Medical Inc. Class Aa,b	512,568	12,214,495
HeartWare International Inc.[a,b]	128,273	7,407,766
ICU Medical Inc.[a]	73,480	8,284,870
Inogen Inc.[a,b]	119,341	5,980,177
Insulet Corp.[a,b]	422,261	12,769,173
Integra LifeSciences Holdings Corp.[a,b]	221,126	17,641,432
InVivo Therapeutics Holdings Corp.[a,b]	231,746	1,339,492
iRadimed Corp.[a,b]	29,676	645,750
IRIDEX Corp.[a]	55,273	817,488
K2M Group Holdings Inc.[a,b]	58,919	914,423

Security	Shares	Value
LDR Holding Corp.[a]	201,010	$7,427,319
LeMaitre Vascular Inc.	98,899	1,411,289
Masimo Corp.[a]	298,911	15,697,311
Meridian Bioscience Inc.[b]	263,101	5,130,469
Merit Medical Systems Inc.[a]	121,579	2,410,912
Natus Medical Inc.[a]	237,882	8,991,940
Neogen Corp.[a,b]	266,468	14,988,825
Nevro Corp.[a,b]	175,723	12,961,328
Novocure Ltd.[a,b]	370,606	4,324,972
NuVasive Inc.[a,b]	362,509	21,649,037
NxStage Medical Inc.[a,b]	465,684	10,096,029
OraSure Technologies Inc.[a,b]	396,700	2,344,497
Orthofix International NVa	128,086	5,430,846
Oxford Immunotec Global PLC[a,b]	162,539	1,462,851
Penumbra Inc.[a,b]	186,225	11,080,387
Quidel Corp.[a,b]	185,185	3,307,404
Rockwell Medical Inc.[a,b]	318,911	2,414,156
Second Sight Medical Products Inc.[a,b]	98,524	352,716
Senseonics Holdings Inc.[a]	203,843	801,103
Spectranetics Corp. (The)[a,b]	312,181	5,840,907
STAAR Surgical Co.[a,b]	289,016	1,592,478
SurModics Inc.[a,b]	94,900	2,228,252
Tandem Diabetes Care Inc.[a,b]	132,778	1,001,146
TransEnterix Inc.[a,b]	75,776	92,447
Utah Medical Products Inc.[b]	25,160	1,585,080
Vascular Solutions Inc.[a,b]	123,271	5,135,470
Veracyte Inc.[a,b]	105,997	533,165
ViewRay Inc.[a,b]	48,996	200,394
Zeltiq Aesthetics Inc.[a,b]	259,391	7,089,156

		304,827,358
HEALTH CARE PROVIDERS & SERVICES — 3.56%
AAC Holdings Inc.[a,b]	72,603	1,656,800
Aceto Corp.	189,472	4,147,542
Addus HomeCare Corp.[a,b]	7,318	127,553
Adeptus Health Inc. Class Aa,b	90,495	4,674,972
Air Methods Corp.[a,b]	260,273	9,325,582
Almost Family Inc.[a]	14,801	630,671
Amedisys Inc.[a,b]	204,579	10,327,148
American Renal Associates Holdings Inc.[a]	56,119	1,625,767
AMN Healthcare Services Inc.[a,b]	346,209	13,837,974
BioScrip Inc.[a]	63,672	162,364

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
BioTelemetry Inc.[a]	197,364	$3,217,033
Capital Senior Living Corp.[a]	205,766	3,635,885
Chemed Corp.[b]	118,327	16,129,153
Civitas Solutions Inc.[a,b]	110,519	2,302,111
CorVel Corp.[a]	72,393	3,125,930
Cross Country Healthcare Inc.[a,b]	234,479	3,263,948
Diplomat Pharmacy Inc.[a,b]	334,537	11,708,795
Ensign Group Inc. (The)	351,449	7,383,944
ExamWorks Group Inc.[a,b]	293,856	10,240,882
Genesis Healthcare Inc.[a]	158,004	279,667
HealthEquity Inc.[a,b]	315,686	9,592,119
HealthSouth Corp.	648,992	25,193,869
Landauer Inc.	69,859	2,875,396
LHC Group Inc.[a]	7,273	314,775
Magellan Health Inc.[a]	128,396	8,444,605
Molina Healthcare Inc.[a,b]	210,488	10,503,351
National Research Corp. Class A	55,100	754,870
Nobilis Health Corp.[a,b]	30,022	66,949
Owens & Minor Inc.	53,940	2,016,277
Providence Service Corp. (The)[a]	95,083	4,267,325
Quorum Health Corp.[a]	217,110	2,325,248
RadNet Inc.[a]	271,966	1,452,298
Select Medical Holdings Corp.[a]	58,556	636,504
Surgery Partners Inc.[a,b]	79,492	1,422,907
Surgical Care Affiliates Inc.[a,b]	196,352	9,360,100
Team Health Holdings Inc.[a,b]	496,423	20,189,523
Teladoc Inc.[a,b]	151,891	2,433,294
U.S. Physical Therapy Inc.	88,534	5,330,632

		214,983,763
HEALTH CARE TECHNOLOGY — 1.05%
Castlight Health Inc.[a,b]	295,455	1,170,002
Computer Programs & Systems Inc.[b]	81,969	3,272,202
Cotiviti Holdings Inc.[a]	70,314	1,485,735
HealthStream Inc.[a,b]	188,277	4,993,106
HMS Holdings Corp.[a,b]	616,498	10,856,530
Imprivata Inc.[a,b]	117,201	1,640,814
Medidata Solutions Inc.[a,b]	402,213	18,851,723
Omnicell Inc.[a,b]	260,317	8,910,651
Press Ganey Holdings Inc.[a,b]	161,963	6,373,244
Quality Systems Inc.	373,899	4,453,137
Vocera Communications Inc.[a]	124,282	1,597,024

		63,604,168

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 4.92%
Biglari Holdings Inc.[a]	693	$279,515
BJ’s Restaurants Inc.[a,b]	170,801	7,486,208
Bloomin’ Brands Inc.	832,892	14,883,780
Bob Evans Farms Inc./DE	145,256	5,512,465
Bojangles’ Inc.[a,b]	71,818	1,217,315
Boyd Gaming Corp.[a,b]	603,889	11,111,558
Buffalo Wild Wings Inc.[a,b]	138,467	19,239,990
Carrols Restaurant Group Inc.[a,b]	221,287	2,633,315
Century Casinos Inc.[a,b]	72,826	453,706
Cheesecake Factory Inc. (The)	332,353	15,999,473
Churchill Downs Inc.	98,785	12,482,473
Chuy’s Holdings Inc.[a,b]	119,615	4,139,875
ClubCorp Holdings Inc.	470,971	6,122,623
Cracker Barrel Old Country Store Inc.[b]	132,768	22,765,729
Dave & Buster’s Entertainment Inc.[a]	277,307	12,975,194
Del Frisco’s Restaurant Group Inc.[a]	11,080	158,666
Denny’s Corp.[a,b]	404,990	4,345,543
Diamond Resorts International Inc.[a,b]	271,709	8,140,402
DineEquity Inc.	74,004	6,274,059
Eldorado Resorts Inc.[a,b]	190,587	2,895,969
Empire Resorts Inc.[a,b]	1,998	31,568
Fiesta Restaurant Group Inc.[a,b]	160,111	3,492,021
Golden Entertainment Inc.	15,804	184,749
Habit Restaurants Inc. (The)[a,b]	98,585	1,614,822
Interval Leisure Group Inc.	79,467	1,263,525
Isle of Capri Casinos Inc.[a]	183,021	3,352,945
Jack in the Box Inc.	186,084	15,988,337
Jamba Inc.[a,b]	95,016	977,715
Kona Grill Inc.[a,b]	34,839	373,474
Krispy Kreme Doughnuts Inc.[a]	425,476	8,917,977
La Quinta Holdings Inc.[a,b]	128,453	1,464,364
Lindblad Expeditions Holdings Inc.[a]	107,843	1,038,528
Marriott Vacations Worldwide Corp.	10,326	707,228
Nathan’s Famous Inc.[a]	22,285	991,682
Noodles & Co.[a,b]	57,408	561,450
Papa John’s International Inc.	198,853	13,522,004
Penn National Gaming Inc.[a,b]	469,569	6,550,488
Pinnacle Entertainment Inc.[a,b]	35,300	391,124
Planet Fitness Inc. Class Aa,b	115,009	2,171,370
Popeyes Louisiana Kitchen Inc.[a,b]	158,431	8,656,670
Potbelly Corp.[a,b]	174,412	2,187,126

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Red Robin Gourmet Burgers Inc.[a,b]	18,986	$900,506
Red Rock Resorts Inc. Class Aa	219,968	4,834,897
Ruth’s Hospitality Group Inc.	233,040	3,716,988
Scientific Games Corp. Class Aa	380,035	3,492,522
SeaWorld Entertainment Inc.[b]	489,303	7,011,712
Shake Shack Inc. Class Aa,b	114,918	4,186,463
Sonic Corp.	344,278	9,312,720
Texas Roadhouse Inc.[b]	484,773	22,105,649
Wingstop Inc.[a,b]	115,173	3,138,464
Zoe’s Kitchen Inc.[a,b]	139,719	5,067,608

		297,324,554
HOUSEHOLD DURABLES — 1.22%
Bassett Furniture Industries Inc.	40,526	970,192
Cavco Industries Inc.[a]	61,973	5,806,870
Century Communities Inc.[a]	8,634	149,714
Ethan Allen Interiors Inc.	180,690	5,969,998
Helen of Troy Ltd.[a,b]	204,955	21,077,572
Hooker Furniture Corp.	5,475	117,658
Installed Building Products Inc.[a,b]	146,924	5,331,872
iRobot Corp.[a,b]	196,422	6,890,484
KB Home	133,160	2,025,364
La-Z-Boy Inc.	151,270	4,208,331
LGI Homes Inc.[a,b]	106,388	3,398,033
Libbey Inc.	13,161	209,128
M/I Homes Inc.[a,b]	34,029	640,766
MDC Holdings Inc.	111,243	2,707,655
Meritage Homes Corp.[a,b]	20,322	762,888
New Home Co. Inc. (The)[a,b]	19,306	184,179
Taylor Morrison Home Corp. Class Aa	222,432	3,300,891
TopBuild Corp.[a]	38,101	1,379,256
TRI Pointe Group Inc.[a,b]	65,660	776,101
UCP Inc. Class Aa	6,377	51,144
Universal Electronics Inc.[a,b]	103,616	7,489,364
ZAGG Inc.[a]	23,597	123,884

		73,571,344
HOUSEHOLD PRODUCTS — 0.45%
Central Garden & Pet Co.[a]	9,333	213,073
Central Garden & Pet Co. Class Aa	30,578	663,848
HRG Group Inc.[a]	868,111	11,919,164
Orchids Paper Products Co.[b]	66,150	2,352,956
WD-40 Co.	103,005	12,097,937

		27,246,978

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
Ormat Technologies Inc.[b]	128,923	$5,641,670
Pattern Energy Group Inc.	338,013	7,764,159

		13,405,829
INDUSTRIAL CONGLOMERATES — 0.05%
Raven Industries Inc.	165,181	3,128,528

		3,128,528
INSURANCE — 1.02%
American Independence Corp.[a]	2,191	53,745
AMERISAFE Inc.	103,560	6,339,943
Atlas Financial Holdings Inc.[a]	38,808	668,274
Crawford & Co. Class B	87,793	745,363
eHealth Inc.[a]	134,784	1,889,672
Maiden Holdings Ltd.	56,348	689,699
National General Holdings Corp.	206,914	4,432,098
National Interstate Corp.	13,763	416,331
Patriot National Inc.[a,b]	79,756	652,404
Primerica Inc.	343,885	19,683,977
RLI Corp.	229,028	15,752,546
State National Companies Inc.	17,352	182,717
Third Point Reinsurance Ltd.[a,b]	35,766	419,177
Trupanion Inc.[a,b]	105,220	1,394,165
United Insurance Holdings Corp.	92,769	1,519,556
Universal Insurance Holdings Inc.	174,870	3,249,085
WMIH Corp.[a]	1,485,866	3,298,622

		61,387,374
INTERNET & CATALOG RETAIL — 1.08%
1-800-Flowers.com Inc. Class Aa,b	55,780	503,136
Blue Nile Inc.	80,740	2,210,661
Duluth Holdings Inc.[a,b]	70,245	1,718,193
Etsy Inc.[a,b]	768,194	7,366,980
Gaiam Inc. Class Aa	46,443	359,469
HSN Inc.	228,882	11,199,196
Liberty TripAdvisor Holdings Inc. Class Aa	531,173	11,622,065
NutriSystem Inc.	215,077	5,454,353
Overstock.com Inc.[a,b]	96,715	1,558,079
PetMed Express Inc.	144,989	2,719,994
Shutterfly Inc.[a,b]	252,776	11,781,889
Wayfair Inc. Class Aa,b	230,737	8,998,743

		65,492,758

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 4.83%
2U Inc.[a,b]	268,314	$7,891,115
Alarm.com Holdings Inc.[a,b]	75,519	1,935,552
Amber Road Inc.[a,b]	129,772	1,000,542
Angie’s List Inc.[a]	290,739	1,892,711
Apigee Corp.[a,b]	112,766	1,378,000
Appfolio Inc.[a]	55,709	805,552
Benefitfocus Inc.[a,b]	94,212	3,591,361
Blucora Inc.[a]	59,543	616,865
Box Inc. Class Aa,b	357,186	3,693,303
Brightcove Inc.[a]	219,126	1,928,309
Carbonite Inc.[a,b]	132,568	1,289,887
Care.com Inc.[a]	117,209	1,369,001
ChannelAdvisor Corp.[a,b]	158,230	2,292,753
Cimpress NVa,b	183,567	16,976,276
comScore Inc.[a]	349,185	8,338,538
Cornerstone OnDemand Inc.[a,b]	368,326	14,018,488
Cvent Inc.[a]	220,553	7,878,153
Demandware Inc.[a]	275,893	20,664,386
DHI Group Inc.[a]	367,183	2,287,550
EarthLink Holdings Corp.	766,315	4,904,416
Endurance International Group Holdings Inc.[a]	438,896	3,945,675
Envestnet Inc.[a,b]	303,069	10,095,228
Everyday Health Inc.[a]	68,978	543,547
Five9 Inc.[a,b]	241,741	2,876,718
Gogo Inc.[a,b]	416,070	3,490,827
GrubHub Inc.[a,b]	590,953	18,360,910
GTT Communications Inc.[a,b]	193,015	3,566,917
Hortonworks Inc.[a,b]	295,159	3,155,250
inContact Inc.[a,b]	429,803	5,952,771
Instructure Inc.[a]	76,933	1,461,727
IntraLinks Holdings Inc.[a]	17,247	112,105
j2 Global Inc.	344,477	21,760,612
LivePerson Inc.[a,b]	389,762	2,471,091
LogMeIn Inc.[a,b]	184,239	11,686,280
Marketo Inc.[a]	303,944	10,583,330
MeetMe Inc.[a,b]	261,197	1,392,180
New Relic Inc.[a,b]	160,678	4,720,720
NIC Inc.[b]	464,455	10,190,143
Numerex Corp. Class Aa	17,627	132,026
Q2 Holdings Inc.[a,b]	187,064	5,241,533
Quotient Technology Inc.[a,b]	469,016	6,289,505

Security	Shares	Value
Reis Inc.	43,700	$1,088,130
SciQuest Inc.[a,b]	199,597	3,524,883
Shutterstock Inc.[a,b]	138,719	6,353,330
SPS Commerce Inc.[a,b]	121,192	7,344,235
Stamps.com Inc.[a,b]	118,377	10,348,517
TechTarget Inc.[a]	39,937	323,490
TrueCar Inc.[a,b]	397,716	3,122,071
Web.com Group Inc.[a,b]	310,954	5,653,144
WebMD Health Corp.[a,b]	273,056	15,867,284
Xactly Corp.[a,b]	167,144	2,141,115
XO Group Inc.[a]	185,877	3,239,836

		291,787,888
IT SERVICES — 3.08%
Acxiom Corp.[a]	278,050	6,114,319
ALJ Regional Holdings Inc.[a]	135,777	678,885
Blackhawk Network Holdings Inc.[a,b]	401,828	13,457,220
Cardtronics Inc.[a,b]	329,747	13,127,228
Cass Information Systems Inc.	48,806	2,523,270
Convergys Corp.	329,357	8,233,925
CSG Systems International Inc.	234,566	9,455,355
Datalink Corp.[a]	10,115	75,863
EPAM Systems Inc.[a,b]	352,708	22,682,651
EVERTEC Inc.	380,222	5,908,650
ExlService Holdings Inc.[a]	238,079	12,477,720
Forrester Research Inc.	73,629	2,713,965
Hackett Group Inc. (The)	164,189	2,277,301
Information Services Group Inc.[a]	227,678	853,793
Lionbridge Technologies Inc.[a]	417,238	1,648,090
MAXIMUS Inc.	469,599	26,001,697
NeuStar Inc. Class Aa,b	119,457	2,808,434
Perficient Inc.[a]	184,258	3,742,280
PFSweb Inc.[a,b]	101,250	961,875
Planet Payment Inc.[a]	310,042	1,392,089
Science Applications International Corp.	309,496	18,059,092
ServiceSource International Inc.[a,b]	280,750	1,131,422
Syntel Inc.[a,b]	236,242	10,692,313
TeleTech Holdings Inc.	120,190	3,260,755
Travelport Worldwide Ltd.	629,121	8,109,370
Unisys Corp.[a,b]	247,129	1,799,099
Virtusa Corp.[a,b]	202,317	5,842,915

		186,029,576

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
LEISURE PRODUCTS — 0.49%
Arctic Cat Inc.	40,247	$684,199
Callaway Golf Co.	256,720	2,621,111
Malibu Boats Inc. Class Aa	132,713	1,603,173
Marine Products Corp.	81,841	692,375
MCBC Holdings Inc.	56,529	624,646
Nautilus Inc.[a,b]	224,249	4,000,602
Smith & Wesson Holding Corp.[a,b]	400,950	10,897,821
Sturm Ruger & Co. Inc.	135,729	8,688,013

		29,811,940
LIFE SCIENCES TOOLS & SERVICES — 1.22%
Accelerate Diagnostics Inc.[a,b]	157,727	2,269,691
Albany Molecular Research Inc.[a,b]	89,333	1,200,635
Cambrex Corp.[a,b]	233,086	12,057,539
ChromaDex Corp.[a]	209,902	868,994
Enzo Biochem Inc.[a]	273,142	1,630,658
Fluidigm Corp.[a,b]	215,256	1,943,762
INC Research Holdings Inc.[a,b]	302,924	11,550,492
Luminex Corp.[a,b]	121,496	2,457,864
NanoString Technologies Inc.[a,b]	108,482	1,366,873
NeoGenomics Inc.[a,b]	387,801	3,117,920
Pacific Biosciences of California Inc.[a,b]	557,549	3,922,357
PAREXEL International Corp.[a,b]	384,144	24,154,975
PRA Health Sciences Inc.[a,b]	177,006	7,391,771

		73,933,531
MACHINERY — 3.52%
Actuant Corp. Class A	206,407	4,666,862
Alamo Group Inc.	15,617	1,030,253
Albany International Corp. Class A	31,242	1,247,493
Altra Industrial Motion Corp.	152,597	4,117,067
Astec Industries Inc.	66,575	3,738,186
Blue Bird Corp.[a,b]	4,589	54,609
CLARCOR Inc.	348,378	21,191,834
Douglas Dynamics Inc.	138,265	3,557,558
Energy Recovery Inc.[a]	252,057	2,240,787
EnPro Industries Inc.	157,950	7,011,401
ExOne Co. (The)[a]	10,308	108,956
Franklin Electric Co. Inc.	316,032	10,444,858
Global Brass & Copper Holdings Inc.	140,770	3,841,613
Gorman-Rupp Co. (The)	112,070	3,071,839
Hillenbrand Inc.	431,908	12,974,516

Security	Shares	Value
Hyster-Yale Materials Handling Inc.	21,405	$1,273,383
John Bean Technologies Corp.	213,101	13,046,043
Kadant Inc.	13,840	712,898
Lindsay Corp.[b]	67,631	4,589,440
Lydall Inc.[a]	121,547	4,686,852
Milacron Holdings Corp.[a,b]	92,535	1,342,683
Miller Industries Inc./TN	7,824	161,096
Mueller Industries Inc.	295,592	9,423,473
Mueller Water Products Inc. Class A	1,140,330	13,022,569
Navistar International Corp.[a,b]	21,600	252,504
Omega Flex Inc.	22,113	841,179
Proto Labs Inc.[a,b]	180,452	10,386,817
RBC Bearings Inc.[a]	165,906	12,028,185
Rexnord Corp.[a,b]	466,416	9,155,746
Standex International Corp.	71,405	5,900,195
Sun Hydraulics Corp.	152,479	4,527,102
Supreme Industries Inc. Class A	54,604	748,075
Tennant Co.	120,681	6,501,085
Wabash National Corp.[a,b]	126,965	1,612,456
Watts Water Technologies Inc. Class A	189,459	11,037,881
Woodward Inc.	387,395	22,329,448

		212,876,942
MARINE — 0.08%
Matson Inc.	141,139	4,557,378

		4,557,378
MEDIA — 1.52%
AMC Entertainment Holdings Inc. Class A	12,844	354,623
Carmike Cinemas Inc.[a]	116,349	3,504,432
Central European Media Enterprises Ltd. Class Aa,b	560,070	1,181,748
Daily Journal Corp.[a]	5,522	1,308,659
DreamWorks Animation SKG Inc. Class Aa	567,008	23,173,617
Entravision Communications Corp. Class A	476,083	3,199,278
Global Eagle Entertainment Inc.[a,b]	24,648	163,663
Gray Television Inc.[a,b]	293,641	3,186,005
Hemisphere Media Group Inc.[a,b]	41,857	493,913
IMAX Corp.[a,b]	430,924	12,703,639

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Liberty Braves Group Class Aa	4,660	$70,086
Liberty Braves Group Class Ca,b	15,744	230,807
Liberty Media Group Class Aa,b	28,216	540,054
Liberty Media Group Class Ca,b	56,833	1,078,122
Loral Space & Communications Inc.[a,b]	94,182	3,321,799
MDC Partners Inc. Class A	114,001	2,085,078
MSG Networks Inc. Class Aa,b	146,827	2,252,326
New Media Investment Group Inc.	46,694	843,761
Nexstar Broadcasting Group Inc. Class Ab	218,334	10,388,332
Radio One Inc. Class Da,b	165,237	527,106
Reading International Inc. Class Aa	30,665	383,006
Sinclair Broadcast Group Inc. Class Ab	483,818	14,446,805
Townsquare Media Inc. Class Aa	5,932	46,803
tronc Inc.	117,633	1,623,335
World Wrestling Entertainment Inc. Class Ab	264,475	4,868,985

		91,975,982
METALS & MINING — 0.48%
Century Aluminum Co.[a]	22,144	140,172
Coeur Mining Inc.[a]	823,879	8,782,550
Gold Resource Corp.	290,945	1,044,493
Kaiser Aluminum Corp.	41,578	3,759,067
Real Industry Inc.[a,b]	191,922	1,491,234
Worthington Industries Inc.	329,585	13,941,445

		29,158,961
MULTILINE RETAIL — 0.37%
Big Lots Inc.[b]	365,025	18,291,403
Fred’s Inc. Class A	14,326	230,792
Ollie’s Bargain Outlet Holdings Inc.[a,b]	147,971	3,682,998
Sears Holdings Corp.[a,b]	16,347	222,482

		22,427,675
OIL, GAS & CONSUMABLE FUELS — 0.71%
Abraxas Petroleum Corp.[a]	403,526	455,984
Callon Petroleum Co.[a]	887,106	9,962,200
Carrizo Oil & Gas Inc.[a,b]	408,310	14,637,914
CVR Energy Inc.	6,578	101,959
Evolution Petroleum Corp.	177,841	972,790
Isramco Inc.[a]	5,366	441,354
Matador Resources Co.[a,b]	607,480	12,028,104
Panhandle Oil and Gas Inc. Class A	58,434	974,095
Par Pacific Holdings Inc.[a,b]	74,848	1,148,168

Security	Shares	Value
Renewable Energy Group Inc.[a,b]	20,149	$177,916
Sanchez Energy Corp.[a,b]	86,417	610,104
Synergy Resources Corp.[a,b]	157,973	1,052,100

		42,562,688
PAPER & FOREST PRODUCTS — 0.78%
Boise Cascade Co.[a]	245,009	5,622,957
Clearwater Paper Corp.[a,b]	124,056	8,109,541
Deltic Timber Corp.[b]	77,668	5,213,853
KapStone Paper and Packaging Corp.	41,687	542,348
Louisiana-Pacific Corp.[a]	983,312	17,060,463
Neenah Paper Inc.	121,431	8,787,961
Schweitzer-Mauduit International Inc.	42,573	1,501,975

		46,839,098
PERSONAL PRODUCTS — 0.28%
Avon Products Inc.	690,063	2,608,438
Elizabeth Arden Inc.[a]	160,632	2,210,296
Inter Parfums Inc.	57,180	1,633,633
Lifevantage Corp.[a,b]	100,637	1,368,663
Medifast Inc.	76,455	2,543,658
Natural Health Trends Corp.[b]	55,132	1,554,171
Revlon Inc. Class Aa	25,538	821,813
Synutra International Inc.[a,b]	42,872	163,342
USANA Health Sciences Inc.[a,b]	37,986	4,232,780

		17,136,794
PHARMACEUTICALS — 3.70%
AcelRx Pharmaceuticals Inc.[a]	259,504	698,066
Aclaris Therapeutics Inc.[a,b]	66,005	1,219,112
Aerie Pharmaceuticals Inc.[a,b]	176,241	3,101,842
Agile Therapeutics Inc.[a,b]	98,068	746,297
Amphastar Pharmaceuticals Inc.[a,b]	260,421	4,197,987
Ampio Pharmaceuticals Inc.[a,b]	321,842	415,176
ANI Pharmaceuticals Inc.[a,b]	57,942	3,234,322
Aratana Therapeutics Inc.[a,b]	224,719	1,420,224
Axsome Therapeutics Inc.[a]	81,551	614,895
Bio-Path Holdings Inc.[a]	608,186	1,210,290
Catalent Inc.[a]	728,786	16,754,790
Cempra Inc.[a,b]	302,768	4,992,644
Collegium Pharmaceutical Inc.[a,b]	99,168	1,175,141
Corcept Therapeutics Inc.[a,b]	546,661	2,984,769

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Depomed Inc.[a,b]	446,618	$8,762,645
Dermira Inc.[a,b]	153,590	4,492,508
DURECT Corp.[a,b]	936,677	1,142,746
Egalet Corp.[a,b]	40,488	200,820
Endocyte Inc.[a]	20,513	65,847
Flex Pharma Inc.[a]	66,508	679,047
Heska Corp.[a]	44,664	1,660,161
Horizon Pharma PLC[a]	1,180,167	19,437,351
Impax Laboratories Inc.[a,b]	535,713	15,439,249
Innoviva Inc.[b]	525,602	5,534,589
Intersect ENT Inc.[a,b]	186,697	2,413,992
Intra-Cellular Therapies Inc.[a,b]	251,054	9,745,916
Lipocine Inc.[a]	121,365	368,950
Medicines Co. (The)[a,b]	450,206	15,140,428
MyoKardia Inc.[a,b]	82,444	1,022,306
Nektar Therapeutics[a,b]	947,104	13,477,290
Neos Therapeutics Inc.[a,b]	94,159	873,796
Ocular Therapeutix Inc.[a,b]	131,261	649,742
Omeros Corp.[a,b]	171,139	1,800,382
Pacira Pharmaceuticals Inc./DEa,b	266,528	8,989,989
Paratek Pharmaceuticals Inc.[a,b]	105,544	1,468,117
Phibro Animal Health Corp.	128,481	2,397,455
Prestige Brands Holdings Inc.[a,b]	389,277	21,565,946
Reata Pharmaceuticals Inc.[a,b]	41,681	823,200
Relypsa Inc.[a,b]	276,138	5,108,553
Revance Therapeutics Inc.[a,b]	149,654	2,035,294
Sagent Pharmaceuticals Inc.[a]	12,028	180,179
SciClone Pharmaceuticals Inc.[a]	366,708	4,789,207
Sucampo Pharmaceuticals Inc. Class Aa,b	171,317	1,879,348
Supernus Pharmaceuticals Inc.[a,b]	343,231	6,991,615
Teligent Inc.[a,b]	300,973	2,148,947
TherapeuticsMD Inc.[a,b]	1,027,466	8,733,461
Theravance Biopharma Inc.[a,b]	265,369	6,021,223
Titan Pharmaceuticals Inc.[a]	129,922	710,673
WaVe Life Sciences Ltd.[a]	43,957	909,470
XenoPort Inc.[a,b]	416,609	2,932,927

		223,358,924
PROFESSIONAL SERVICES — 1.66%
Advisory Board Co. (The)[a,b]	299,636	10,604,118
Barrett Business Services Inc.	52,412	2,165,664
CEB Inc.	235,144	14,503,682
Exponent Inc.	187,129	10,930,205

Security	Shares	Value
Franklin Covey Co.[a,b]	59,957	$919,141
FTI Consulting Inc.[a,b]	27,339	1,112,150
GP Strategies Corp.[a]	93,146	2,020,337
Hill International Inc.[a]	100,620	409,523
Huron Consulting Group Inc.[a,b]	20,903	1,262,959
Insperity Inc.	114,811	8,866,854
Kforce Inc.	179,462	3,031,113
Korn/Ferry International	247,377	5,120,704
Mistras Group Inc.[a,b]	125,525	2,996,282
On Assignment Inc.[a]	372,108	13,749,391
TriNet Group Inc.[a,b]	308,243	6,408,372
TrueBlue Inc.[a,b]	19,400	367,048
WageWorks Inc.[a]	267,061	15,972,918

		100,440,461
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.19%
Acadia Realty Trust	110,444	3,922,971
Alexander’s Inc.[b]	14,676	6,005,860
American Assets Trust Inc.	99,851	4,237,676
Armada Hoffler Properties Inc.[b]	202,690	2,784,961
CareTrust REIT Inc.	421,117	5,802,992
Chesapeake Lodging Trust	117,477	2,731,340
City Office REIT Inc.	106,965	1,388,406
CoreSite Realty Corp.[b]	245,291	21,754,859
DuPont Fabros Technology Inc.[b]	545,886	25,951,420
EastGroup Properties Inc.[b]	231,146	15,930,582
Education Realty Trust Inc.	61,322	2,829,397
FelCor Lodging Trust Inc.	875,062	5,451,636
First Industrial Realty Trust Inc.[b]	187,031	5,203,202
Four Corners Property Trust Inc.[b]	196,088	4,037,452
GEO Group Inc. (The)	117,943	4,031,292
Gramercy Property Trust[b]	460,743	4,248,050
Hersha Hospitality Trust	17,361	297,741
iStar Inc.[a]	531,710	5,099,099
LTC Properties Inc.[b]	237,719	12,297,204
Medical Properties Trust Inc.	588,377	8,949,214
Monmouth Real Estate Investment Corp.	78,568	1,041,812
National Health Investors Inc.[b]	272,667	20,474,565
National Storage Affiliates Trust	18,357	382,193
Orchid Island Capital Inc.	30,408	312,898
Pennsylvania REIT	144,503	3,099,589
Physicians Realty Trust	509,273	10,699,826
Potlatch Corp.	297,306	10,138,135

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
PS Business Parks Inc.	144,222	$15,299,070
QTS Realty Trust Inc. Class Ab	342,578	19,177,516
Retail Opportunity Investments Corp.	517,613	11,216,674
Rexford Industrial Realty Inc.[b]	186,287	3,928,793
Ryman Hospitality Properties Inc.[b]	317,897	16,101,483
Sabra Health Care REIT Inc.	77,113	1,591,227
Saul Centers Inc.	62,613	3,863,848
STAG Industrial Inc.[b]	502,993	11,976,263
Terreno Realty Corp.	80,581	2,084,631
UMH Properties Inc.	50,811	571,624
Universal Health Realty Income Trust[b]	86,129	4,924,856
Urban Edge Properties[b]	656,157	19,592,848
Urstadt Biddle Properties Inc. Class Ab	190,959	4,731,964
Washington REIT	185,951	5,850,019
WP Glimcher Inc.[b]	292,434	3,272,336

		313,287,524
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
Alexander & Baldwin Inc.	181,188	6,548,134
Altisource Portfolio Solutions SAa,b	84,478	2,351,868
AV Homes Inc.[a]	27,705	338,555
Consolidated-Tomoka Land Co.	26,714	1,268,114
Forestar Group Inc.[a]	22,891	272,174
HFF Inc. Class A	262,509	7,581,260
Kennedy-Wilson Holdings Inc.	300,614	5,699,641
Marcus & Millichap Inc.[a,b]	106,300	2,701,083
RMR Group Inc. (The)	50,696	1,570,055
Trinity Place Holdings Inc.[a,b]	16,732	128,669

		28,459,553
ROAD & RAIL — 0.45%
Heartland Express Inc.[b]	336,934	5,859,282
Knight Transportation Inc.	455,513	12,107,535
Swift Transportation Co.[a,b]	546,468	8,421,072
Universal Logistics Holdings Inc.	42,472	547,889
YRC Worldwide Inc.[a,b]	51,405	452,364

		27,388,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.16%
Acacia Communications Inc.[a]	38,344	1,531,459
Advanced Energy Industries Inc.[a]	274,294	10,412,200
Advanced Micro Devices Inc.[a,b]	2,297,731	11,810,337
Ambarella Inc.[a,b]	94,382	4,795,549
Amkor Technology Inc.[a]	41,294	237,441
Applied Micro Circuits Corp.[a,b]	555,488	3,566,233

Security	Shares	Value
Cabot Microelectronics Corp.	22,916	$970,263
Cavium Inc.[a,b]	411,687	15,891,118
CEVA Inc.[a,b]	144,159	3,916,800
Cirrus Logic Inc.[a,b]	458,496	17,785,060
Entegris Inc.[a,b]	648,869	9,389,134
Exar Corp.[a,b]	50,649	407,724
Fairchild Semiconductor International Inc.[a]	308,239	6,118,544
FormFactor Inc.[a,b]	288,529	2,593,872
GigPeak Inc.[a]	33,814	66,275
Inphi Corp.[a,b]	293,864	9,412,464
Integrated Device Technology Inc.[a,b]	986,045	19,849,086
Lattice Semiconductor Corp.[a,b]	877,845	4,696,471
MACOM Technology Solutions Holdings Inc.[a,b]	170,325	5,617,319
MaxLinear Inc. Class Aa,b	408,611	7,346,826
Microsemi Corp.[a,b]	833,219	27,229,597
MKS Instruments Inc.	20,678	890,395
Monolithic Power Systems Inc.	284,951	19,467,852
Nanometrics Inc.[a]	139,427	2,898,687
NeoPhotonics Corp.[a]	37,154	354,078
NVE Corp.	17,293	1,014,235
PDF Solutions Inc.[a,b]	186,609	2,610,660
Power Integrations Inc.	200,641	10,046,095
Rambus Inc.[a,b]	202,057	2,440,849
Semtech Corp.[a,b]	472,959	11,284,802
Silicon Laboratories Inc.[a]	302,048	14,721,820
Synaptics Inc.[a]	271,517	14,594,039
Tessera Technologies Inc.	236,050	7,232,572
Ultratech Inc.[a]	12,720	292,178

		251,492,034
SOFTWARE — 7.10%
A10 Networks Inc.[a,b]	322,651	2,087,552
ACI Worldwide Inc.[a,b]	844,010	16,466,635
American Software Inc./GA Class A	188,817	1,978,802
Aspen Technology Inc.[a,b]	604,988	24,344,717
AVG Technologies NVa	307,971	5,848,369
Barracuda Networks Inc.[a]	161,082	2,438,781
Blackbaud Inc.	345,329	23,447,839
Bottomline Technologies de Inc.[a,b]	255,122	5,492,777

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
BroadSoft Inc.[a,b]	215,887	$8,857,844
Callidus Software Inc.[a,b]	406,824	8,128,344
CommVault Systems Inc.[a]	283,167	12,229,983
Digimarc Corp.[a,b]	57,237	1,829,295
Ebix Inc.[b]	184,411	8,833,287
Ellie Mae Inc.[a,b]	215,522	19,752,591
EnerNOC Inc.[a,b]	168,581	1,065,432
Epiq Systems Inc.	70,385	1,027,621
Exa Corp.[a]	101,556	1,467,484
Fair Isaac Corp.[b]	226,683	25,617,446
FleetMatics Group PLC[a,b]	286,857	12,429,514
Gigamon Inc.[a]	237,752	8,889,547
Globant SAa,b	188,060	7,400,161
Guidance Software Inc.[a,b]	165,644	1,025,336
HubSpot Inc.[a,b]	211,155	9,168,350
Imperva Inc.[a,b]	209,779	9,022,595
Infoblox Inc.[a,b]	412,168	7,732,272
Interactive Intelligence Group Inc.[a,b]	131,479	5,389,324
Jive Software Inc.[a]	422,656	1,589,187
Majesco[a]	43,250	229,657
MicroStrategy Inc. Class Aa	36,891	6,456,663
Mitek Systems Inc.[a]	215,581	1,532,781
MobileIron Inc.[a,b]	340,578	1,038,763
Model N Inc.[a,b]	162,611	2,170,857
Monotype Imaging Holdings Inc.	296,331	7,298,633
Park City Group Inc.[a,b]	89,332	801,308
Paycom Software Inc.[a,b]	321,958	13,911,805
Paylocity Holding Corp.[a,b]	157,674	6,811,517
Pegasystems Inc.	263,391	7,098,387
Progress Software Corp.[a]	51,362	1,410,401
Proofpoint Inc.[a,b]	298,623	18,840,125
PROS Holdings Inc.[a,b]	184,357	3,213,342
Qlik Technologies Inc.[a]	686,868	20,317,555
Qualys Inc.[a]	199,012	5,932,548
Rapid7 Inc.[a,b]	145,667	1,832,491
RealPage Inc.[a,b]	395,460	8,830,622
RingCentral Inc. Class Aa,b	428,834	8,456,606
Rosetta Stone Inc.[a]	109,214	846,408
Rubicon Project Inc. (The)[a,b]	107,276	1,464,317
Sapiens International Corp. NV	177,765	2,081,628
SecureWorks Corp. Class Aa	14,271	201,221
Silver Spring Networks Inc.[a,b]	262,908	3,194,332
Synchronoss Technologies Inc.[a,b]	302,094	9,624,715

Security	Shares	Value
Take-Two Interactive Software Inc.[a,b]	608,913	$23,089,981
TiVo Inc.[a]	687,023	6,801,528
TubeMogul Inc.[a]	161,122	1,917,352
Varonis Systems Inc.[a,b]	78,315	1,881,126
VASCO Data Security International Inc.[a]	199,400	3,268,166
VirnetX Holding Corp.[a,b]	352,577	1,410,308
Workiva Inc.[a,b]	160,812	2,196,692
Xura Inc.[a]	174,425	4,261,203
Zendesk Inc.[a,b]	593,978	15,669,140
Zix Corp.[a]	389,363	1,460,111

		429,113,374
SPECIALTY RETAIL — 2.56%
American Eagle Outfitters Inc.[b]	1,098,310	17,496,078
Asbury Automotive Group Inc.[a,b]	146,151	7,708,004
Ascena Retail Group Inc.[a,b]	426,748	2,982,969
Buckle Inc. (The)[b]	70,141	1,822,965
Build-A-Bear Workshop Inc.[a]	6,659	89,364
Cato Corp. (The) Class A	35,795	1,350,187
Chico’s FAS Inc.	858,177	9,191,076
Children’s Place Inc. (The)	137,026	10,986,745
Container Store Group Inc. (The)[a,b]	34,826	186,319
Destination XL Group Inc.[a,b]	189,534	866,170
Finish Line Inc. (The) Class A	93,978	1,897,416
Five Below Inc.[a,b]	391,916	18,188,822
Francesca’s Holdings Corp.[a,b]	295,651	3,266,944
Genesco Inc.[a]	17,755	1,141,824
GNC Holdings Inc. Class A	502,163	12,197,539
Group 1 Automotive Inc.	35,317	1,743,247
Hibbett Sports Inc.[a,b]	132,531	4,610,753
Kirkland’s Inc.[a]	48,979	719,012
Lithia Motors Inc. Class A	173,769	12,349,763
MarineMax Inc.[a,b]	101,531	1,722,981
Mattress Firm Holding Corp.[a,b]	123,146	4,131,548
Monro Muffler Brake Inc.	229,689	14,599,033
Outerwall Inc.[b]	124,396	5,224,632
Party City Holdco Inc.[a,b]	87,076	1,211,227
Pier 1 Imports Inc.	93,575	480,975
Select Comfort Corp.[a,b]	338,845	7,244,506
Sportsman’s Warehouse Holdings Inc.[a,b]	179,562	1,447,270

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
Stein Mart Inc.	228,003	$1,760,183
Tailored Brands Inc.	108,334	1,371,508
Tile Shop Holdings Inc.[a,b]	238,358	4,738,557
Vitamin Shoppe Inc.[a,b]	10,464	319,884
Winmark Corp.[b]	16,606	1,655,120

		154,702,621
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.93%
3D Systems Corp.[a,b]	785,012	10,746,814
Avid Technology Inc.[a,b]	158,794	922,593
CPI Card Group Inc.[b]	58,497	293,070
Cray Inc.[a,b]	294,470	8,810,543
Diebold Inc.	104,404	2,592,351
Eastman Kodak Co.[a,b]	104,915	1,687,033
Electronics For Imaging Inc.[a,b]	343,951	14,803,651
Immersion Corp.[a,b]	70,060	514,240
Nimble Storage Inc.[a]	460,699	3,667,164
Pure Storage Inc. Class Aa,b	446,669	4,868,692
Silicon Graphics International Corp.[a,b]	219,978	1,106,489
Stratasys Ltd.[a,b]	169,447	3,878,642
Super Micro Computer Inc.[a,b]	60,222	1,496,517
USA Technologies Inc.[a]	230,899	985,939

		56,373,738
TEXTILES, APPAREL & LUXURY GOODS — 1.15%
Columbia Sportswear Co.	197,328	11,354,253
Crocs Inc.[a,b]	539,313	6,083,451
Culp Inc.	78,802	2,177,299
Deckers Outdoor Corp.[a,b]	16,373	941,775
G-III Apparel Group Ltd.[a,b]	251,021	11,476,680
Oxford Industries Inc.	111,163	6,294,049
Steven Madden Ltd.[a,b]	450,554	15,399,936
Superior Uniform Group Inc.	59,499	1,135,836
Tumi Holdings Inc.[a,b]	413,167	11,048,086
Vera Bradley Inc.[a]	104,079	1,474,799
Vince Holding Corp.[a,b]	16,069	88,058
Wolverine World Wide Inc.	111,295	2,261,514

		69,735,736
THRIFTS & MORTGAGE FINANCE — 0.45%
BofI Holding Inc.[a,b]	412,790	7,310,511
Essent Group Ltd.[a,b]	546,486	11,918,860
Greene County Bancorp. Inc.	3,082	50,144
Hingham Institution for Savings	4,515	554,984

Security	Shares	Value
Home Bancorp. Inc.	5,526	$151,799
LendingTree Inc.[a,b]	46,778	4,131,901
Meridian Bancorp. Inc.	56,107	829,261
Nationstar Mortgage Holdings Inc.[a]	118,870	1,338,476
Northfield Bancorp. Inc.	31,518	467,412
Provident Bancorp. Inc.[a]	3,185	49,113
Westfield Financial Inc.	10,708	82,452

		26,884,913
TOBACCO — 0.11%
Turning Point Brands Inc.[a]	23,580	242,167
Vector Group Ltd.	282,575	6,335,331

		6,577,498
TRADING COMPANIES & DISTRIBUTORS — 0.79%
Applied Industrial Technologies Inc.	115,033	5,192,590
Beacon Roofing Supply Inc.[a]	437,500	19,893,125
BMC Stock Holdings Inc.[a,b]	342,319	6,100,125
GMS Inc.[a]	52,108	1,159,403
H&E Equipment Services Inc.	230,734	4,390,868
Kaman Corp.	17,311	736,064
Lawson Products Inc./DEa	34,730	689,738
Neff Corp.[a]	27,639	302,094
SiteOne Landscape Supply Inc.[a]	85,168	2,894,860
Univar Inc.[a,b]	314,608	5,949,237
Veritiv Corp.[a]	3,295	123,826

		47,431,930
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a,b]	90,490	1,214,376

		1,214,376
WATER UTILITIES — 0.39%
American States Water Co.	176,978	7,755,176
California Water Service Group	208,174	7,271,518
Connecticut Water Service Inc.	17,783	999,405
Global Water Resources Inc.[b]	60,417	531,670
Middlesex Water Co.	98,009	4,251,630
York Water Co. (The)	83,339	2,670,181

		23,479,580
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
Boingo Wireless Inc.[a,b]	152,279	1,358,329
Leap Wireless International Inc.[c]	88,918	282,315
Shenandoah Telecommunications Co.	338,457	13,220,130

		14,860,774

TOTAL COMMON STOCKS
(Cost: $6,449,145,399)		6,015,405,804

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 19.88%

MONEY MARKET FUNDS — 19.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	1,119,550,618	$1,119,550,618
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	61,631,315	61,631,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	19,415,838	19,415,838

		1,200,597,771

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,200,597,771)	$1,200,597,771

TOTAL INVESTMENTS IN SECURITIES — 119.46%
(Cost: $7,649,743,170)[g]	7,216,003,575
Other Assets, Less Liabilities — (19.46)%	(1,175,455,031)

NET ASSETS — 100.00%	$6,040,548,544

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $7,700,327,456. Net unrealized depreciation was $484,323,881, of which $415,944,574 represented gross unrealized appreciation on securities and $900,268,455 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	213	Sep. 2016	ICE Markets Equity	$24,288,922	$24,439,620	$150,698

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,013,878,536	$—	$1,527,268	$6,015,405,804
Money market funds	1,200,597,771	—	—	1,200,597,771

Total	$7,214,476,307	$—	$1,527,268	$7,216,003,575

Derivative financial instruments[a]:
Assets:
Futures contracts	$150,698	$—	$—	$150,698

Total	$150,698	$—	$—	$150,698

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

447

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.46%

AEROSPACE & DEFENSE — 2.16%
AAR Corp.	237,885	$5,552,236
Aerojet Rocketdyne Holdings Inc.[a]	210,164	3,841,798
Aerovironment Inc.[a,b]	124,033	3,448,117
American Science & Engineering Inc.	51,376	1,921,976
Cubic Corp.	181,098	7,272,896
Curtiss-Wright Corp.	87,467	7,369,095
DigitalGlobe Inc.[a,b]	453,231	9,694,611
Ducommun Inc.[a]	75,374	1,490,898
Engility Holdings Inc.[a,b]	128,907	2,722,516
Esterline Technologies Corp.[a,b]	212,152	13,161,910
KEYW Holding Corp. (The)[a,b]	256,657	2,551,170
KLX Inc.[a,b]	379,037	11,750,147
Kratos Defense & Security Solutions Inc.[a,b]	332,220	1,362,102
Mercury Systems Inc.[a]	258,238	6,419,797
Moog Inc. Class Aa	207,007	11,161,817
National Presto Industries Inc.	32,069	3,025,710
Sparton Corp.[a,b]	62,657	1,364,043
Teledyne Technologies Inc.[a,b]	176,219	17,454,492
Triumph Group Inc.	353,758	12,558,409
Vectrus Inc.[a]	61,929	1,764,357

		125,888,097
AIR FREIGHT & LOGISTICS — 0.57%
Air Transport Services Group Inc.[a]	320,817	4,157,788
Atlas Air Worldwide Holdings Inc.[a]	176,305	7,302,553
Echo Global Logistics Inc.[a]	25,741	577,113
Hub Group Inc. Class Aa	17,686	678,612
Park-Ohio Holdings Corp.	60,931	1,723,129
Radiant Logistics Inc.[a,b]	111,855	335,565
XPO Logistics Inc.[a,b]	702,527	18,448,359

		33,223,119
AIRLINES — 0.17%
SkyWest Inc.	360,607	9,541,661
Virgin America Inc.[a,b]	7,584	426,297

		9,967,958
AUTO COMPONENTS — 0.73%
Cooper Tire & Rubber Co.	397,290	11,847,188
Cooper-Standard Holding Inc.[a]	7,613	601,351
Dana Holding Corp.	1,069,597	11,294,944

Security	Shares	Value
Federal-Mogul Holdings Corp.[a,b]	219,700	$1,825,707
Metaldyne Performance Group Inc.	40,980	563,475
Modine Manufacturing Co.[a,b]	336,540	2,961,552
Motorcar Parts of America Inc.[a,b]	9,444	256,688
Spartan Motors Inc.	238,297	1,491,739
Standard Motor Products Inc.	63,362	2,520,540
Strattec Security Corp.	24,996	1,019,087
Superior Industries International Inc.	181,323	4,855,830
Tower International Inc.	146,568	3,016,369
Workhorse Group Inc.[a,b]	7,230	49,526

		42,303,996
BANKS — 17.78%
1st Source Corp.	113,109	3,663,601
Access National Corp.	58,560	1,142,506
ACNB Corp.	42,788	1,074,407
Allegiance Bancshares Inc.[a,b]	71,328	1,774,641
American National Bankshares Inc.	59,829	1,506,494
Ameris Bancorp.	63,845	1,896,196
Ames National Corp.	62,848	1,685,583
Arrow Financial Corp.	78,601	2,380,824
Atlantic Capital Bancshares Inc.[a]	101,410	1,466,389
Avenue Financial Holdings Inc.[a]	9,069	178,206
Banc of California Inc.	99,173	1,795,031
BancFirst Corp.	55,953	3,375,085
Banco Latinoamericano de Comercio Exterior SA Class E	218,070	5,778,855
Bancorp. Inc. (The)[a]	250,996	1,510,996
BancorpSouth Inc.	622,158	14,116,765
Bank of Marin Bancorp.	42,695	2,065,157
Bankwell Financial Group Inc.	34,276	756,129
Banner Corp.	215,531	9,168,689
Bar Harbor Bankshares	42,603	1,495,365
BBCN Bancorp. Inc.	558,419	8,331,611
Berkshire Hills Bancorp. Inc.	221,702	5,968,218
Blue Hills Bancorp. Inc.	162,749	2,402,175
BNC Bancorp.	246,665	5,601,762
Boston Private Financial Holdings Inc.	588,818	6,936,276
Bridge Bancorp. Inc.	119,486	3,393,402
Brookline Bancorp. Inc.	499,042	5,504,433
Bryn Mawr Bank Corp.	118,964	3,473,749
C&F Financial Corp.	23,143	1,035,881
California First National Bancorp.	17,262	254,960

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Camden National Corp.	72,775	$3,056,550
Capital Bank Financial Corp. Class A	67,417	1,941,610
Capital City Bank Group Inc.	78,933	1,098,747
Cardinal Financial Corp.	211,774	4,646,322
Carolina Financial Corp.	73,412	1,371,336
Cascade Bancorp.[a]	225,206	1,247,641
Cathay General Bancorp.	533,073	15,032,659
CenterState Banks Inc.	334,480	5,268,060
Central Pacific Financial Corp.	218,408	5,154,429
Central Valley Community Bancorp.[b]	62,962	881,468
Century Bancorp. Inc./MA Class A	21,200	897,396
Chemical Financial Corp.[b]	274,551	10,238,007
Chemung Financial Corp.	22,638	664,425
Citizens & Northern Corp.	85,619	1,731,216
City Holding Co.[b]	105,315	4,788,673
CNB Financial Corp./PA	100,791	1,794,080
CoBiz Financial Inc.	241,293	2,823,128
Codorus Valley Bancorp. Inc.	55,383	1,128,152
Columbia Banking System Inc.	416,612	11,690,133
Community Bank System Inc.	308,933	12,694,057
Community Trust Bancorp. Inc.	108,799	3,770,973
CommunityOne Bancorp.[a]	90,123	1,139,155
ConnectOne Bancorp. Inc.	204,532	3,209,107
County Bancorp. Inc.[b]	11,857	244,491
CU Bancorp.[a,b]	102,741	2,335,303
Customers Bancorp. Inc.[a,b]	104,815	2,634,001
CVB Financial Corp.[b]	725,776	11,895,469
Eagle Bancorp. Inc.[a,b]	46,664	2,245,005
Enterprise Bancorp. Inc./MA	60,111	1,442,063
Enterprise Financial Services Corp.	137,123	3,824,360
Equity Bancshares Inc. Class Aa,b	36,309	803,881
Farmers Capital Bank Corp.	52,732	1,442,220
Farmers National Banc Corp.	178,004	1,566,435
FCB Financial Holdings Inc. Class Aa,b	215,388	7,323,192
Fidelity Southern Corp.	148,348	2,324,613
Financial Institutions Inc.	99,164	2,585,205
First Bancorp. Inc./ME	73,469	1,582,522
First BanCorp./Puerto Rico[a]	849,786	3,373,650
First Bancorp./Southern Pines NC	140,760	2,474,561
First Busey Corp.	223,546	4,781,649
First Business Financial Services Inc.	58,862	1,381,491

Security	Shares	Value
First Citizens BancShares Inc./NC Class A	54,419	$14,089,623
First Commonwealth Financial Corp.	638,201	5,871,449
First Community Bancshares Inc./VA	111,755	2,507,782
First Community Financial Partners Inc.[a]	97,749	860,191
First Connecticut Bancorp. Inc./Farmington CT	78,429	1,298,784
First Financial Bancorp.	440,091	8,559,770
First Financial Bankshares Inc.[b]	172,751	5,664,505
First Financial Corp./IN	71,833	2,630,524
First Financial Northwest Inc.	65,336	867,662
First Foundation Inc.[a]	63,860	1,372,990
First Internet Bancorp.	37,331	889,224
First Interstate BancSystem Inc.	142,671	4,009,055
First Merchants Corp.	292,928	7,302,695
First Mid-Illinois Bancshares Inc.	41,230	1,030,750
First Midwest Bancorp. Inc./IL	577,627	10,143,130
First NBC Bank Holding Co.[a]	111,962	1,879,842
First Northwest Bancorp.[a]	79,652	1,014,766
First of Long Island Corp. (The)	101,815	2,919,036
FirstMerit Corp.	1,187,122	24,062,963
Flushing Financial Corp.	200,776	3,991,427
FNB Corp./PA	1,507,472	18,903,699
Franklin Financial Network Inc.[a,b]	49,811	1,562,073
Fulton Financial Corp.	1,234,616	16,667,316
German American Bancorp. Inc.	101,516	3,245,467
Glacier Bancorp. Inc.	547,705	14,557,999
Great Southern Bancorp. Inc.	76,676	2,834,712
Great Western Bancorp. Inc.	423,666	13,362,426
Green Bancorp. Inc.[a,b]	148,306	1,293,228
Guaranty Bancorp.	107,490	1,795,083
Hampton Roads Bankshares Inc.[a,b]	268,264	480,193
Hancock Holding Co.	527,613	13,775,975
Hanmi Financial Corp.	226,236	5,314,284
Heartland Financial USA Inc.	158,301	5,586,442
Heritage Commerce Corp.	170,934	1,799,935
Heritage Financial Corp./WA	210,683	3,703,807
Heritage Oaks Bancorp.	171,924	1,365,077
Hilltop Holdings Inc.[a,b]	538,332	11,299,589
HomeTrust Bancshares Inc.[a,b]	117,978	2,182,593

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Horizon Bancorp./IN	80,353	$2,020,074
IBERIABANK Corp.	293,909	17,555,185
Independent Bank Corp./MI	147,980	2,147,190
Independent Bank Corp./Rockland MA	185,843	8,493,025
Independent Bank Group Inc.	79,414	3,407,655
International Bancshares Corp.	392,899	10,250,735
Investors Bancorp. Inc.	2,133,645	23,640,787
Lakeland Bancorp. Inc.	277,431	3,157,165
Lakeland Financial Corp.	115,867	5,446,908
LCNB Corp.	63,215	998,797
LegacyTexas Financial Group Inc.	318,103	8,560,152
Macatawa Bank Corp.	189,656	1,407,248
MainSource Financial Group Inc.	164,821	3,634,303
MB Financial Inc.	502,049	18,214,338
MBT Financial Corp.	127,862	1,022,896
Mercantile Bank Corp.	115,549	2,756,999
Merchants Bancshares Inc./VT	41,266	1,257,788
Middleburg Financial Corp.	33,742	917,782
Midland States Bancorp. Inc.[a]	26,592	576,780
MidWestOne Financial Group Inc.	59,103	1,687,982
MutualFirst Financial Inc.	39,096	1,069,276
National Bankshares Inc.	48,905	1,707,763
National Commerce Corp.[a,b]	60,616	1,413,565
NBT Bancorp. Inc.	304,498	8,717,778
Nicolet Bankshares Inc.[a,b]	54,343	2,069,381
Northrim BanCorp. Inc.	48,281	1,269,307
OFG Bancorp.	309,373	2,567,796
Old Line Bancshares Inc.	60,076	1,081,368
Old National Bancorp./IN	953,337	11,945,313
Old Second Bancorp. Inc.	204,592	1,397,363
Opus Bank	43,417	1,467,495
Orrstown Financial Services Inc.	53,148	959,321
Pacific Continental Corp.	136,524	2,144,792
Pacific Mercantile Bancorp.[a]	110,265	782,881
Pacific Premier Bancorp. Inc.[a]	131,530	3,156,720
Park National Corp.	95,518	8,766,642
Park Sterling Corp.	247,032	1,751,457
Peapack Gladstone Financial Corp.	112,510	2,082,560
Penns Woods Bancorp. Inc.	32,999	1,385,628
People’s Utah Bancorp.	93,038	1,544,431
Peoples Bancorp. Inc./OH	116,869	2,546,576
Peoples Financial Services Corp.	49,009	1,918,212

Security	Shares	Value
Pinnacle Financial Partners Inc.	265,322	$12,960,980
Preferred Bank/Los Angeles CA	86,811	2,506,668
Premier Financial Bancorp. Inc.	61,078	1,029,164
PrivateBancorp. Inc.	563,268	24,800,690
Prosperity Bancshares Inc.	480,005	24,475,455
QCR Holdings Inc.	85,120	2,314,413
Renasant Corp.	293,170	9,478,186
Republic Bancorp. Inc./KY Class A	69,446	1,918,793
Republic First Bancorp. Inc.[a]	241,609	1,041,335
S&T Bancorp. Inc.	245,902	6,012,304
Sandy Spring Bancorp. Inc.	169,845	4,935,696
Seacoast Banking Corp. of Florida[a]	211,634	3,436,936
Shore Bancshares Inc.	90,059	1,058,193
Sierra Bancorp.	83,870	1,399,790
Simmons First National Corp. Class A	210,321	9,713,675
South State Corp.	169,672	11,546,180
Southern First Bancshares Inc.[a]	41,167	992,125
Southern National Bancorp. of Virginia Inc.	80,451	977,480
Southside Bancshares Inc.	174,773	5,403,981
Southwest Bancorp. Inc.	129,211	2,187,542
State Bank Financial Corp.	252,265	5,133,593
Sterling Bancorp./DE	910,772	14,299,120
Stock Yards Bancorp. Inc.	153,572	4,335,338
Stonegate Bank	81,921	2,643,591
Suffolk Bancorp.	81,949	2,565,823
Summit Financial Group Inc.	59,845	1,047,287
Sun Bancorp. Inc./NJa,b	76,843	1,587,576
Talmer Bancorp. Inc. Class A	95,097	1,823,009
Texas Capital Bancshares Inc.[a,b]	306,958	14,353,356
Tompkins Financial Corp.	104,332	6,781,580
TowneBank/Portsmouth VA	401,283	8,687,777
TriCo Bancshares	146,089	4,032,056
Tristate Capital Holdings Inc.[a,b]	156,919	2,154,498
Triumph Bancorp. Inc.[a,b]	110,732	1,771,712
Trustmark Corp.	483,890	12,024,666
UMB Financial Corp.	322,177	17,143,038
Umpqua Holdings Corp.	1,584,865	24,517,862
Union Bankshares Corp.	311,649	7,700,847
Union Bankshares Inc./Morrisville VTb	2,983	108,462
United Bankshares Inc./WV	471,110	17,671,336

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
United Community Banks Inc./GA	503,662	$9,211,978
Univest Corp. of Pennsylvania	135,694	2,852,288
Valley National Bancorp.	1,778,597	16,220,805
Veritex Holdings Inc.[a,b]	41,269	661,129
Washington Trust Bancorp. Inc.	107,699	4,083,946
WashingtonFirst Bankshares Inc.	58,003	1,253,445
Webster Financial Corp.	658,224	22,346,705
WesBanco Inc.	254,133	7,890,830
West Bancorp. Inc.	113,548	2,110,857
Westamerica Bancorp.	177,226	8,730,153
Wilshire Bancorp. Inc.	518,307	5,400,759
Wintrust Financial Corp.	347,574	17,726,274
Yadkin Financial Corp.	358,206	8,987,389
Your Community Bankshares Inc.	35,252	1,309,964

		1,037,214,936
BEVERAGES — 0.01%
Craft Brew Alliance Inc.[a,b]	57,777	665,591

		665,591
BIOTECHNOLOGY — 1.47%
Acorda Therapeutics Inc.[a]	265,672	6,775,964
Adamas Pharmaceuticals Inc.[a,b]	59,645	903,025
Adverum Biotechnologies Inc.[a]	166,111	524,911
Agenus Inc.[a,b]	100,823	408,333
Akebia Therapeutics Inc.[a,b]	179,579	1,343,251
AMAG Pharmaceuticals Inc.[a]	174,786	4,180,881
Ardelyx Inc.[a]	137,502	1,200,393
ARIAD Pharmaceuticals Inc.[a]	77,944	576,006
Array BioPharma Inc.[a,b]	933,123	3,321,918
Arrowhead Pharmaceuticals Inc.[a,b]	28,906	153,780
Atara Biotherapeutics Inc.[a]	156,336	3,519,123
Athersys Inc.[a,b]	36,295	78,760
Bellicum Pharmaceuticals Inc.[a]	50,326	652,225
BioCryst Pharmaceuticals Inc.[a,b]	91,973	261,203
Bluebird Bio Inc.[a,b]	166,516	7,208,478
Cara Therapeutics Inc.[a]	130,746	628,888
Celldex Therapeutics Inc.[a,b]	683,021	2,998,462
Cellular Biomedicine Group Inc.[a,b]	26,962	323,274
Chimerix Inc.[a]	306,333	1,203,889
Cidara Therapeutics Inc.[a]	72,264	745,042
Concert Pharmaceuticals Inc.[a]	70,362	790,165
Corvus Pharmaceuticals Inc.[a]	20,577	293,428
CytRx Corp.[a,b]	33,118	73,853
Dimension Therapeutics Inc.[a,b]	55,543	333,258

Security	Shares	Value
Edge Therapeutics Inc.[a]	72,001	$727,930
Enanta Pharmaceuticals Inc.[a]	111,638	2,461,618
Epizyme Inc.[a,b]	83,060	850,534
Esperion Therapeutics Inc.[a,b]	102,501	1,012,710
Exelixis Inc.[a]	625,193	4,882,757
Five Prime Therapeutics Inc.[a]	149,028	6,162,308
Idera Pharmaceuticals Inc.[a,b]	59,337	90,786
Ignyta Inc.[a]	76,744	415,953
Immune Design Corp.[a]	6,020	49,123
Immunomedics Inc.[a,b]	51,166	118,705
Infinity Pharmaceuticals Inc.[a]	38,430	51,112
Inotek Pharmaceuticals Corp.[a]	13,296	98,922
Karyopharm Therapeutics Inc.[a]	133,337	894,691
Merrimack Pharmaceuticals Inc.[a,b]	332,738	1,793,458
Momenta Pharmaceuticals Inc.[a]	352,838	3,810,650
NantKwest Inc.[a,b]	107,244	667,058
NewLink Genetics Corp.[a]	37,218	419,075
Osiris Therapeutics Inc.[b]	11,809	60,108
Otonomy Inc.[a]	171,804	2,728,248
OvaScience Inc.[a,b]	195,002	1,015,960
PDL BioPharma Inc.	1,180,446	3,706,600
Pfenex Inc.[a]	8,809	73,731
PharmAthene Inc.[a]	29,389	71,709
Portola Pharmaceuticals Inc.[a]	29,803	703,351
PTC Therapeutics Inc.[a]	238,195	1,672,129
REGENXBIO Inc.[a,b]	145,175	1,161,400
Retrophin Inc.[a]	261,446	4,656,353
Rigel Pharmaceuticals Inc.[a]	127,842	285,088
Spectrum Pharmaceuticals Inc.[a,b]	339,732	2,232,039
Stemline Therapeutics Inc.[a,b]	99,494	673,574
Syndax Pharmaceuticals Inc.[a]	18,297	180,226
TrovaGene Inc.[a,b]	18,018	81,622
Versartis Inc.[a,b]	178,319	1,972,208
Voyager Therapeutics Inc.[a,b]	46,041	505,991
Zafgen Inc.[a,b]	164,139	983,193

		85,769,430
BUILDING PRODUCTS — 0.26%
Armstrong Flooring Inc.[a]	157,232	2,665,083
CSW Industrials Inc.[a]	103,015	3,359,319
Gibraltar Industries Inc.[a]	81,251	2,565,094
Griffon Corp.	35,148	592,595
Quanex Building Products Corp.	225,766	4,196,990
Universal Forest Products Inc.	18,090	1,676,762

		15,055,843

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
CAPITAL MARKETS — 1.21%
Arlington Asset Investment Corp. Class Ab	160,451	$2,087,468
Associated Capital Group Inc.	32,296	926,249
B. Riley Financial Inc.	67,029	642,138
Calamos Asset Management Inc. Class A	125,612	918,224
Cowen Group Inc. Class Aa,b	688,649	2,038,401
FBR & Co.	45,123	673,686
Fifth Street Asset Management Inc.	12,126	48,989
GAMCO Investors Inc. Class A	25,411	832,719
Greenhill & Co. Inc.	51,470	828,667
INTL. FCStone Inc.[a,b]	107,698	2,939,078
Investment Technology Group Inc.	196,984	3,293,573
Janus Capital Group Inc.	1,037,524	14,442,334
KCG Holdings Inc. Class Aa	378,458	5,033,491
Ladenburg Thalmann Financial Services Inc.[a,b]	651,465	1,537,457
Manning & Napier Inc.	107,284	1,019,198
Medley Management Inc.	23,480	138,062
OM Asset Management PLC	91,489	1,221,378
Oppenheimer Holdings Inc. Class A	72,458	1,120,201
Piper Jaffray Companies[a,b]	110,819	4,177,876
PJT Partners Inc.[b]	126,683	2,913,709
Pzena Investment Management Inc. Class A	27,472	209,062
Safeguard Scientifics Inc.[a,b]	144,652	1,806,704
Stifel Financial Corp.[a,b]	458,777	14,428,537
Virtu Financial Inc.	11,916	214,488
Virtus Investment Partners Inc.	44,708	3,182,315
Waddell & Reed Financial Inc. Class A	201,032	3,461,771
Wins Finance Holdings Inc.[a]	10,618	164,579

		70,300,354
CHEMICALS — 2.07%
A Schulman Inc.	207,570	5,068,859
AgroFresh Solutions Inc.[a]	158,443	841,332
American Vanguard Corp.	201,736	3,048,231
Axiall Corp.	509,484	16,614,273
Calgon Carbon Corp.	363,549	4,780,669
Chemours Co. (The)	217,720	1,794,013
Chemtura Corp.[a]	224,374	5,918,986
Codexis Inc.[a]	15,847	63,863
FutureFuel Corp.	178,612	1,943,299
GCP Applied Technologies Inc.[a]	79,184	2,061,951

Security	Shares	Value
Hawkins Inc.	56,166	$2,438,166
Ingevity Corp.[a,b]	60,055	2,044,272
Innophos Holdings Inc.	15,442	651,807
Innospec Inc.	169,629	7,801,238
KMG Chemicals Inc.	35,444	921,190
Koppers Holdings Inc.[a]	29,252	898,914
Kraton Performance Polymers Inc.[a,b]	212,390	5,932,053
Kronos Worldwide Inc.	158,162	830,351
LSB Industries Inc.[a,b]	147,754	1,784,868
Minerals Technologies Inc.	115,275	6,547,620
Olin Corp.	1,187,776	29,504,356
OMNOVA Solutions Inc.[a]	110,864	803,764
Quaker Chemical Corp.	23,134	2,063,553
Rayonier Advanced Materials Inc.	120,929	1,643,425
Stepan Co.	127,305	7,578,467
TerraVia Holdings Inc.[a,b]	563,261	1,475,744
Trecora Resources[a]	28,871	301,125
Tredegar Corp.	181,710	2,929,165
Tronox Ltd. Class A	461,344	2,034,527
Valhi Inc.[b]	171,206	268,793

		120,588,874
COMMERCIAL SERVICES & SUPPLIES — 1.60%
ABM Industries Inc.	399,964	14,590,687
ACCO Brands Corp.[a]	763,716	7,889,186
ARC Document Solutions Inc.[a]	294,676	1,146,290
Brady Corp. Class A	79,678	2,434,960
Casella Waste Systems Inc. Class Aa	276,618	2,171,451
CECO Environmental Corp.	209,543	1,831,406
CompX International Inc.	12,030	138,345
Ennis Inc.	182,857	3,507,197
Essendant Inc.	267,630	8,178,773
G&K Services Inc. Class A	34,366	2,631,405
Heritage-Crystal Clean Inc.[a,b]	42,220	515,506
InnerWorkings Inc.[a,b]	18,631	154,078
Interface Inc.	53,029	808,692
Kimball International Inc. Class B	40,278	458,364
McGrath RentCorp	169,312	5,179,254

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Mobile Mini Inc.	83,983	$2,909,171
MSA Safety Inc.	71,225	3,741,449
NL Industries Inc.[a]	63,982	164,434
Quad/Graphics Inc.	97,168	2,263,043
SP Plus Corp.[a,b]	6,999	158,037
Team Inc.[a]	14,083	349,681
Tetra Tech Inc.	346,593	10,656,002
TRC Companies Inc.[a]	133,673	844,813
UniFirst Corp./MA	97,977	11,337,898
Viad Corp.	61,385	1,902,935
VSE Corp.	30,807	2,057,908
West Corp.	265,965	5,228,872

		93,249,837
COMMUNICATIONS EQUIPMENT — 1.49%
ADTRAN Inc.	123,715	2,307,285
Applied Optoelectronics Inc.[a,b]	118,325	1,319,324
Bel Fuse Inc. Class B	68,339	1,215,067
Black Box Corp.	106,612	1,394,485
Calix Inc.[a,b]	295,347	2,040,848
Comtech Telecommunications Corp.	114,553	1,470,861
Digi International Inc.[a]	185,451	1,989,889
EMCORE Corp.[a]	130,609	775,817
Finisar Corp.[a,b]	771,376	13,506,794
Harmonic Inc.[a,b]	547,712	1,560,979
Infinera Corp.[a,b]	302,233	3,409,188
Ixia[a]	463,643	4,552,974
KVH Industries Inc.[a,b]	108,522	835,619
NETGEAR Inc.[a]	79,149	3,762,744
NetScout Systems Inc.[a,b]	689,284	15,336,569
Oclaro Inc.[a,b]	100,624	491,045
Polycom Inc.[a]	976,837	10,989,416
ShoreTel Inc.[a,b]	368,611	2,466,008
Silicom Ltd.	29,716	888,508
Sonus Networks Inc.[a,b]	301,331	2,618,566
ViaSat Inc.[a,b]	41,322	2,950,391
Viavi Solutions Inc.[a]	1,683,317	11,160,392

		87,042,769
CONSTRUCTION & ENGINEERING — 0.69%
Aegion Corp.[a,b]	252,342	4,923,192
Ameresco Inc. Class Aa,b	153,043	668,798
EMCOR Group Inc.	361,965	17,830,396
Granite Construction Inc.	69,660	3,173,013

Security	Shares	Value
Great Lakes Dredge & Dock Corp.[a]	392,207	$1,710,023
HC2 Holdings Inc.[a,b]	239,714	1,030,770
IES Holdings Inc.[a]	6,202	77,029
Layne Christensen Co.[a,b]	130,136	1,054,102
MYR Group Inc.[a]	122,986	2,961,503
NV5 Global Inc.[a]	14,339	407,801
Orion Group Holdings Inc.[a]	174,153	924,752
Tutor Perini Corp.[a,b]	229,778	5,411,272

		40,172,651
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	13,182	777,606

		777,606
CONSUMER FINANCE — 0.73%
Cash America International Inc.	171,915	7,327,017
Encore Capital Group Inc.[a,b]	146,213	3,440,392
Enova International Inc.[a,b]	190,012	1,398,488
Ezcorp Inc. Class Aa,b	362,008	2,736,780
Green Dot Corp. Class Aa,b	254,032	5,840,196
LendingClub Corp.[a,b]	1,311,737	5,640,469
Nelnet Inc. Class A	145,784	5,065,994
PRA Group Inc.[a]	330,958	7,989,326
Regional Management Corp.[a,b]	69,372	1,016,994
World Acceptance Corp.[a,b]	43,281	1,973,614

		42,429,270
CONTAINERS & PACKAGING — 0.17%
Greif Inc.	40,931	2,240,972
Greif Inc. Class A	183,902	6,854,028
UFP Technologies Inc.[a]	46,034	1,037,606

		10,132,606
DISTRIBUTORS — 0.02%
Weyco Group Inc.	45,118	1,253,378

		1,253,378
DIVERSIFIED CONSUMER SERVICES — 0.72%
American Public Education Inc.[a,b]	111,395	3,130,199
Apollo Education Group Inc.[a]	614,572	5,604,897
Ascent Capital Group Inc. Class Aa,b	72,756	1,119,715
Bridgepoint Education Inc.[a,b]	128,259	928,595
Cambium Learning Group Inc.[a,b]	101,301	456,868
Capella Education Co.	5,946	312,997
Career Education Corp.[a]	477,939	2,843,737
Carriage Services Inc.	7,692	182,147

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Chegg Inc.[a,b]	331,538	$1,657,690
DeVry Education Group Inc.[b]	449,408	8,017,439
Houghton Mifflin Harcourt Co.[a,b]	296,039	4,627,090
K12 Inc.[a]	241,656	3,018,283
Liberty Tax Inc.	10,106	134,612
Regis Corp.[a]	265,472	3,305,126
Sotheby’s	161,037	4,412,414
Strayer Education Inc.[a,b]	41,721	2,049,753
Weight Watchers International Inc.[a,b]	15,686	182,428

		41,983,990
DIVERSIFIED FINANCIAL SERVICES — 0.25%
BBX Capital Corp.[a]	22,039	338,739
FNFV Group[a,b]	473,446	5,430,426
GAIN Capital Holdings Inc.	223,412	1,411,964
Marlin Business Services Corp.	59,826	975,164
NewStar Financial Inc.[a,b]	175,526	1,477,929
On Deck Capital Inc.[a,b]	343,497	1,769,009
PICO Holdings Inc.[a,b]	141,306	1,336,755
Resource America Inc. Class A	88,069	856,031
Tiptree Financial Inc.[b]	198,270	1,086,519
Value Line Inc.	2,969	48,543

		14,731,079
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.71%
ATN International Inc.	76,384	5,943,439
Cincinnati Bell Inc.[a,b]	1,513,367	6,916,087
Consolidated Communications Holdings Inc.	111,067	3,025,465
Fairpoint Communications Inc.[a]	32,425	475,999
Globalstar Inc.[a,b]	994,845	1,203,763
Hawaiian Telcom Holdco Inc.[a]	42,955	910,216
IDT Corp. Class B	49,248	698,829
Intelsat SAa,b	210,821	543,918
Iridium Communications Inc.[a,b]	595,072	5,284,239
Lumos Networks Corp.[a]	123,546	1,494,907
ORBCOMM Inc.[a,b]	39,174	389,781
pdvWireless Inc.[a,b]	69,977	1,496,808
Vonage Holdings Corp.[a]	1,220,235	7,443,434
Windstream Holdings Inc.[b]	610,391	5,658,325

		41,485,210
ELECTRIC UTILITIES — 2.45%
ALLETE Inc.	356,097	23,014,549
El Paso Electric Co.	289,951	13,705,984

Security	Shares	Value
Empire District Electric Co. (The)	316,769	$10,760,643
Genie Energy Ltd. Class B	93,049	629,942
IDACORP Inc.	362,417	29,482,623
MGE Energy Inc.	135,611	7,664,056
Otter Tail Corp.	272,574	9,128,503
PNM Resources Inc.	573,664	20,330,652
Portland General Electric Co.	641,921	28,321,554

		143,038,506
ELECTRICAL EQUIPMENT — 0.66%
American Superconductor Corp.[a,b]	84,506	713,231
Babcock & Wilcox Enterprises Inc.[a,b]	328,959	4,832,408
Encore Wire Corp.	145,751	5,433,597
EnerSys	220,545	13,115,811
FuelCell Energy Inc.[a,b]	178,328	1,109,200
General Cable Corp.	27,032	343,577
LSI Industries Inc.	147,121	1,628,629
Plug Power Inc.[a,b]	495,023	920,743
Powell Industries Inc.	63,316	2,490,851
Power Solutions International Inc.[a,b]	8,029	143,318
Preformed Line Products Co.	18,564	749,800
Sunrun Inc.[a,b]	452,214	2,681,629
Thermon Group Holdings Inc.[a,b]	231,019	4,437,875
Vicor Corp.[a]	12,748	128,372

		38,729,041
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.27%
Agilysys Inc.[a]	98,791	1,034,342
Anixter International Inc.[a]	208,077	11,086,343
AVX Corp.	336,149	4,564,903
Benchmark Electronics Inc.[a]	355,632	7,521,617
Control4 Corp.[a,b]	144,153	1,176,288
CTS Corp.	224,866	4,029,599
Daktronics Inc.	262,742	1,642,138
Electro Rent Corp.	121,861	1,877,878
Electro Scientific Industries Inc.[a]	197,275	1,152,086
ePlus Inc.[a,b]	12,793	1,046,339
FARO Technologies Inc.[a]	90,251	3,053,191
II-VI Inc.[a]	307,842	5,775,116
Insight Enterprises Inc.[a]	263,801	6,858,826
InvenSense Inc.[a]	584,205	3,581,177
Kimball Electronics Inc.[a]	203,256	2,530,537
Knowles Corp.[a,b]	633,778	8,670,083
Maxwell Technologies Inc.[a]	225,973	1,193,137

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Methode Electronics Inc.	22,342	$764,767
MTS Systems Corp.	9,891	433,621
Multi-Fineline Electronix Inc.[a]	67,293	1,561,198
Novanta Inc.[a,b]	169,706	2,571,046
OSI Systems Inc.[a,b]	125,934	7,320,543
Park Electrochemical Corp.	140,660	2,043,790
PC Connection Inc.	81,242	1,933,560
Plexus Corp.[a]	239,310	10,338,192
QLogic Corp.[a]	602,414	8,879,582
RadiSys Corp.[a]	20,291	90,904
Rofin-Sinar Technologies Inc.[a,b]	194,607	6,215,748
Rogers Corp.[a]	85,145	5,202,359
Sanmina Corp.[a]	527,875	14,152,329
ScanSource Inc.[a]	180,103	6,683,622
SYNNEX Corp.	209,650	19,879,013
Systemax Inc.[a,b]	84,874	723,975
Tech Data Corp.[a,b]	250,993	18,033,847
TTM Technologies Inc.[a,b]	524,521	3,949,643
Vishay Intertechnology Inc.	978,856	12,128,026
Vishay Precision Group Inc.[a]	87,484	1,174,035

		190,873,400
ENERGY EQUIPMENT & SERVICES — 1.77%
Archrock Inc.	502,916	4,737,469
Atwood Oceanics Inc.[b]	438,492	5,489,920
Bristow Group Inc.	240,130	2,739,883
CARBO Ceramics Inc.[b]	139,313	1,825,000
Dawson Geophysical Co.[a,b]	144,808	1,180,185
Era Group Inc.[a]	143,302	1,347,039
Exterran Corp.[a]	230,328	2,959,715
Fairmount Santrol Holdings Inc.[a,b]	470,429	3,627,007
Forum Energy Technologies Inc.[a,b]	431,631	7,471,533
Geospace Technologies Corp.[a,b]	93,385	1,528,712
Helix Energy Solutions Group Inc.[a,b]	726,845	4,913,472
Hornbeck Offshore Services Inc.[a,b]	232,743	1,941,077
Independence Contract Drilling Inc.[a,b]	215,041	1,167,673
Matrix Service Co.[a]	190,056	3,134,023
McDermott International Inc.[a,b]	1,735,932	8,575,504
Natural Gas Services Group Inc.[a]	88,774	2,032,925
Newpark Resources Inc.[a]	592,664	3,431,524
North Atlantic Drilling Ltd.[a]	259	1,746
Oil States International Inc.[a,b]	367,304	12,076,955

Security	Shares	Value
Parker Drilling Co.[a,b]	864,775	$1,980,335
PHI Inc. NVS[a]	80,877	1,446,081
Pioneer Energy Services Corp.[a]	456,477	2,099,794
RigNet Inc.[a]	83,238	1,114,557
SEACOR Holdings Inc.[a,b]	114,554	6,638,404
Seadrill Ltd.[a,b]	2,713,520	8,791,805
Tesco Corp.[b]	280,140	1,874,137
TETRA Technologies Inc.[a]	193,173	1,230,512
Tidewater Inc.[b]	339,004	1,495,008
Unit Corp.[a,b]	364,365	5,669,519
Willbros Group Inc.[a]	310,825	786,387

		103,307,901
FOOD & STAPLES RETAILING — 0.88%
Andersons Inc. (The)	193,161	6,864,942
Chefs’ Warehouse Inc. (The)[a]	12,052	192,832
Ingles Markets Inc. Class A	99,890	3,725,897
Natural Grocers by Vitamin Cottage Inc.[a]	65,426	853,809
Smart & Final Stores Inc.[a,b]	48,634	724,160
SpartanNash Co.	265,429	8,116,819
SUPERVALU Inc.[a]	1,909,595	9,013,288
United Natural Foods Inc.[a]	356,152	16,667,914
Village Super Market Inc. Class A	52,396	1,513,721
Weis Markets Inc.	69,393	3,507,816

		51,181,198
FOOD PRODUCTS — 1.36%
Alico Inc.	20,666	625,146
Cal-Maine Foods Inc.[b]	49,809	2,207,535
Darling Ingredients Inc.[a]	859,695	12,809,455
Dean Foods Co.[b]	329,623	5,962,880
Fresh Del Monte Produce Inc.	218,103	11,871,346
John B Sanfilippo & Son Inc.	44,020	1,876,573
Landec Corp.[a,b]	148,627	1,599,226
Limoneira Co.[b]	5,922	104,346
Omega Protein Corp.[a]	148,237	2,963,258
Sanderson Farms Inc.	143,261	12,412,133
Seaboard Corp.[a,b]	1,912	5,488,664
Seneca Foods Corp. Class Aa	46,708	1,691,297
Snyder’s-Lance Inc.	577,629	19,575,847

		79,187,706
GAS UTILITIES — 2.67%
Chesapeake Utilities Corp.	93,015	6,155,733
Delta Natural Gas Co. Inc.	49,018	1,320,545

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
New Jersey Resources Corp.	565,134	$21,785,916
Northwest Natural Gas Co.	194,912	12,634,196
ONE Gas Inc.	373,696	24,884,417
South Jersey Industries Inc.	573,181	18,123,983
Southwest Gas Corp.	304,305	23,951,846
Spire Inc.	320,670	22,716,263
WGL Holdings Inc.	343,612	24,324,293

		155,897,192
HEALTH CARE EQUIPMENT & SUPPLIES — 1.40%
Analogic Corp.	81,153	6,446,794
AngioDynamics Inc.[a]	192,935	2,772,476
Anika Therapeutics Inc.[a,b]	18,992	1,018,921
AtriCure Inc.[a]	48,695	688,060
Cerus Corp.[a,b]	99,547	621,173
CONMED Corp.	197,971	9,449,156
CryoLife Inc.	76,393	902,201
Exactech Inc.[a]	74,678	1,996,890
Haemonetics Corp.[a,b]	367,139	10,643,360
Halyard Health Inc.[a]	335,843	10,921,614
ICU Medical Inc.[a]	33,706	3,800,352
Integer Holdings Corp.[a,b]	219,957	6,803,270
Invacare Corp.[b]	226,625	2,748,961
K2M Group Holdings Inc.[a]	126,549	1,964,041
Meridian Bioscience Inc.	41,325	805,838
Merit Medical Systems Inc.[a]	191,098	3,789,473
Quidel Corp.[a,b]	11,105	198,335
Rockwell Medical Inc.[a,b]	34,333	259,901
RTI Surgical Inc.[a,b]	411,664	1,477,874
Symmetry Surgical Inc.[a]	70,596	926,925
TransEnterix Inc.[a,b]	443,461	541,022
Wright Medical Group NVa,b	740,119	12,855,867

		81,632,504
HEALTH CARE PROVIDERS & SERVICES — 1.36%
Aceto Corp.	24,228	530,351
Addus HomeCare Corp.[a]	47,267	823,864
Almost Family Inc.[a]	43,417	1,849,998
American Renal Associates Holdings Inc.[a]	7,857	227,617
BioScrip Inc.[a,b]	422,397	1,077,112
Community Health Systems Inc.[a]	792,001	9,543,612
Genesis Healthcare Inc.[a]	125,057	221,351
Healthways Inc.[a]	227,814	2,631,252
Kindred Healthcare Inc.	606,020	6,841,966

Security	Shares	Value
LHC Group Inc.[a]	101,181	$4,379,114
Magellan Health Inc.[a]	51,968	3,417,935
Molina Healthcare Inc.[a,b]	104,523	5,215,698
National Healthcare Corp.	80,682	5,223,353
National Research Corp. Class A	8,700	119,190
Nobilis Health Corp.[a,b]	369,416	823,798
Owens & Minor Inc.[b]	395,439	14,781,510
PharMerica Corp.[a]	213,017	5,252,999
Select Medical Holdings Corp.[a]	709,358	7,710,721
Surgery Partners Inc.[a,b]	55,814	999,071
Triple-S Management Corp. Class Ba	168,594	4,118,751
Universal American Corp.[b]	413,897	3,137,339
USMD Holdings Inc.[a,b]	16,014	300,102

		79,226,704
HEALTH CARE TECHNOLOGY — 0.06%
Cotiviti Holdings Inc.[a]	22,116	467,311
Evolent Health Inc.[a,b]	108,925	2,091,360
Vocera Communications Inc.[a]	54,335	698,205

		3,256,876
HOTELS, RESTAURANTS & LEISURE — 1.57%
Belmond Ltd.[a]	602,002	5,959,820
Biglari Holdings Inc.[a]	6,681	2,694,715
Caesars Acquisition Co. Class Aa,b	344,614	3,866,569
Caesars Entertainment Corp.[a,b]	403,174	3,100,408
Carrols Restaurant Group Inc.[a,b]	34,404	409,408
Century Casinos Inc.[a,b]	82,619	514,716
Cracker Barrel Old Country Store Inc.	7,389	1,266,992
Del Frisco’s Restaurant Group Inc.[a]	157,462	2,254,856
Del Taco Restaurants Inc.[a]	165,757	1,508,389
Denny’s Corp.[a,b]	145,960	1,566,151
DineEquity Inc.	53,375	4,525,133
El Pollo Loco Holdings Inc.[a]	145,182	1,887,366
Eldorado Resorts Inc.[a,b]	18,597	282,581
Empire Resorts Inc.[a,b]	22,243	351,439
Fiesta Restaurant Group Inc.[a]	34,119	744,135
Fogo De Chao Inc.[a,b]	36,024	470,473
Golden Entertainment Inc.	58,757	686,869
International Speedway Corp. Class A	188,530	6,306,329
Interval Leisure Group Inc.	734,033	11,671,125
Intrawest Resorts Holdings Inc.[a,b]	115,433	1,498,320

456

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
J Alexander’s Holdings Inc.[a]	95,839	$951,681
Jack in the Box Inc.	52,120	4,478,150
Kona Grill Inc.[a,b]	28,379	304,223
La Quinta Holdings Inc.[a,b]	484,800	5,526,720
Luby’s Inc.[a]	140,172	703,663
Marcus Corp. (The)	133,013	2,806,574
Marriott Vacations Worldwide Corp.	150,679	10,320,005
Monarch Casino & Resort Inc.[a]	76,037	1,670,533
Noodles & Co.[a,b]	25,836	252,676
Penn National Gaming Inc.[a,b]	73,875	1,030,556
Pinnacle Entertainment Inc.[a,b]	385,409	4,270,332
Red Lion Hotels Corp.[a]	102,150	741,609
Red Robin Gourmet Burgers Inc.[a]	80,043	3,796,440
Ruby Tuesday Inc.[a]	430,873	1,555,452
Speedway Motorsports Inc.	84,219	1,494,887

		91,469,295
HOUSEHOLD DURABLES — 1.41%
Bassett Furniture Industries Inc.	33,662	805,868
Beazer Homes USA Inc.[a,b]	225,795	1,749,911
Century Communities Inc.[a]	99,942	1,732,994
CSS Industries Inc.	61,002	1,635,464
Flexsteel Industries Inc.	46,446	1,840,191
GoPro Inc.[a]	725,897	7,846,947
Green Brick Partners Inc.[a,b]	166,544	1,210,775
Hooker Furniture Corp.	75,307	1,618,347
Hovnanian Enterprises Inc. Class Aa,b	873,431	1,467,364
KB Home[b]	468,688	7,128,745
La-Z-Boy Inc.	204,592	5,691,749
LGI Homes Inc.[a,b]	6,495	207,450
Libbey Inc.	144,124	2,290,130
Lifetime Brands Inc.	79,227	1,155,922
M/I Homes Inc.[a,b]	138,503	2,608,012
MDC Holdings Inc.	176,319	4,291,604
Meritage Homes Corp.[a,b]	254,998	9,572,625
NACCO Industries Inc. Class A	28,480	1,594,880
New Home Co. Inc. (The)[a,b]	72,624	692,833
TopBuild Corp.[a]	239,338	8,664,036
TRI Pointe Group Inc.[a]	1,002,392	11,848,273
UCP Inc. Class Aa	54,735	438,975
WCI Communities Inc.[a,b]	154,859	2,617,117
William Lyon Homes Class Aa,b	170,949	2,755,698
ZAGG Inc.[a]	175,004	918,771

		82,384,681

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.13%
Central Garden & Pet Co.[a]	63,494	$1,449,568
Central Garden & Pet Co. Class Aa	211,095	4,582,872
Oil-Dri Corp. of America	35,799	1,236,140

		7,268,580
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.06%
Atlantic Power Corp.	872,550	2,163,924
Atlantica Yield PLC[b]	420,530	7,813,447
Dynegy Inc.[a,b]	838,434	14,454,602
NRG Yield Inc. Class A	249,686	3,800,221
NRG Yield Inc. Class C	456,479	7,116,508
Ormat Technologies Inc.	153,106	6,699,919
Pattern Energy Group Inc.	81,841	1,879,888
Talen Energy Corp.[a]	605,537	8,205,026
TerraForm Global Inc. Class A	654,127	2,132,454
TerraForm Power Inc.	630,301	6,870,281
Vivint Solar Inc.[a,b]	164,461	504,895

		61,641,165
INDUSTRIAL CONGLOMERATES — 0.03%
Raven Industries Inc.	97,802	1,852,370

		1,852,370
INSURANCE — 3.52%
Ambac Financial Group Inc.[a,b]	297,818	4,902,084
American Equity Investment Life Holding Co.	560,176	7,982,508
American Independence Corp.[a]	2,823	69,248
AMERISAFE Inc.	34,157	2,091,092
Argo Group International Holdings Ltd.	206,553	10,720,101
Atlas Financial Holdings Inc.[a]	37,877	652,242
Baldwin & Lyons Inc. Class B	64,292	1,585,441
Blue Capital Reinsurance Holdings Ltd.	42,518	787,008
Citizens Inc./TXa,b	334,405	2,541,478
CNO Financial Group Inc.	1,256,577	21,939,834
Donegal Group Inc. Class A	60,114	991,280
EMC Insurance Group Inc.	59,793	1,657,462
Employers Holdings Inc.	216,164	6,273,079
Enstar Group Ltd.[a,b]	81,648	13,226,160
FBL Financial Group Inc. Class A	71,112	4,314,365
Federated National Holding Co.	89,641	1,706,765

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Fidelity & Guaranty Life[b]	85,240	$1,975,863
Genworth Financial Inc. Class Aa	1,294,762	3,340,486
Global Indemnity PLC[a]	60,075	1,653,865
Greenlight Capital Re Ltd. Class Aa,b	212,527	4,284,544
Hallmark Financial Services Inc.[a]	103,002	1,193,793
HCI Group Inc.	61,861	1,687,568
Heritage Insurance Holdings Inc.	190,141	2,275,988
Horace Mann Educators Corp.	290,962	9,831,606
Independence Holding Co.	51,104	918,339
Infinity Property & Casualty Corp.	77,028	6,213,079
Investors Title Co.	10,277	978,884
James River Group Holdings Ltd.	101,971	3,462,935
Kemper Corp.	284,429	8,811,610
Maiden Holdings Ltd.	371,484	4,546,964
MBIA Inc.[a,b]	947,053	6,468,372
National General Holdings Corp.	146,042	3,128,220
National Interstate Corp.	40,302	1,219,136
National Western Life Group Inc.	16,113	3,146,386
Navigators Group Inc. (The)	80,685	7,420,599
OneBeacon Insurance Group Ltd. Class A	142,201	1,962,374
RLI Corp.	48,798	3,356,326
Safety Insurance Group Inc.	101,326	6,239,655
Selective Insurance Group Inc.	390,726	14,929,640
State Auto Financial Corp.	110,607	2,423,399
State National Companies Inc.	200,914	2,115,624
Stewart Information Services Corp.	158,591	6,567,253
Third Point Reinsurance Ltd.[a,b]	440,754	5,165,637
United Fire Group Inc.	155,471	6,596,635
United Insurance Holdings Corp.[b]	32,067	525,257
Universal Insurance Holdings Inc.	62,725	1,165,431

		205,045,615
INTERNET & CATALOG RETAIL — 0.11%
1-800-Flowers.com Inc. Class Aa,b	132,110	1,191,632
FTD Companies Inc.[a,b]	124,609	3,110,241
Gaiam Inc. Class Aa	51,982	402,341
Lands’ End Inc.[a,b]	106,832	1,754,181

		6,458,395
INTERNET SOFTWARE & SERVICES — 0.45%
Actua Corp.[a,b]	256,455	2,315,789
Autobytel Inc.[a]	47,536	659,324
Bankrate Inc.[a]	344,798	2,579,089
Bazaarvoice Inc.[a,b]	587,501	2,355,879

Security	Shares	Value
Blucora Inc.[a,b]	221,712	$2,296,936
ChannelAdvisor Corp.[a]	11,585	167,867
Everyday Health Inc.[a]	135,625	1,068,725
Global Sources Ltd.[a]	59,359	544,322
IntraLinks Holdings Inc.[a,b]	279,212	1,814,878
Limelight Networks Inc.[a]	510,949	761,314
Liquidity Services Inc.[a]	178,735	1,401,283
Marchex Inc. Class B	240,456	764,650
MeetMe Inc.[a]	41,563	221,531
Monster Worldwide Inc.[a,b]	636,354	1,520,886
Numerex Corp. Class Aa,b	82,639	618,966
QuinStreet Inc.[a]	263,321	934,790
RealNetworks Inc.[a,b]	169,168	729,114
Reis Inc.	19,839	493,991
RetailMeNot Inc.[a,b]	275,889	2,127,104
Rightside Group Ltd.[a]	83,695	890,515
TechTarget Inc.[a,b]	91,294	739,481
United Online Inc.[a]	97,087	1,067,957

		26,074,391
IT SERVICES — 1.00%
Acxiom Corp.[a,b]	284,392	6,253,780
CACI International Inc. Class Aa,b	174,722	15,796,616
Cass Information Systems Inc.	30,645	1,584,346
Convergys Corp.	315,295	7,882,375
Datalink Corp.[a]	134,583	1,009,373
EVERTEC Inc.	82,927	1,288,686
Higher One Holdings Inc.[a,b]	221,183	1,130,245
ManTech International Corp./VA Class A	177,866	6,726,892
MoneyGram International Inc.[a]	212,046	1,452,515
NCI Inc. Class A	43,629	612,987
NeuStar Inc. Class Aa,b	28,096	660,537
Perficient Inc.[a]	71,912	1,460,533
PFSweb Inc.[a,b]	7,195	68,353
ServiceSource International Inc.[a,b]	171,069	689,408
Sykes Enterprises Inc.[a]	278,006	8,051,054
Travelport Worldwide Ltd.	213,062	2,746,369
Unisys Corp.[a,b]	117,480	855,254

		58,269,323
LEISURE PRODUCTS — 0.15%
Arctic Cat Inc.	54,936	933,912

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Callaway Golf Co.	427,286	$4,362,590
Escalade Inc.	75,923	777,451
JAKKS Pacific Inc.[a,b]	110,121	871,057
Johnson Outdoors Inc. Class A	35,798	920,009
Performance Sports Group Ltd.[a,b]	282,162	846,486

		8,711,505
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Accelerate Diagnostics Inc.[a]	10,992	158,175
Albany Molecular Research Inc.[a]	98,740	1,327,065
Enzo Biochem Inc.[a,b]	18,230	108,833
Luminex Corp.[a,b]	167,412	3,386,745

		4,980,818
MACHINERY — 2.96%
Actuant Corp. Class A	220,148	4,977,546
Alamo Group Inc.	52,922	3,491,264
Albany International Corp. Class A	175,228	6,996,854
Altra Industrial Motion Corp.	30,898	833,628
American Railcar Industries Inc.[b]	55,472	2,189,480
Astec Industries Inc.	74,078	4,159,480
Barnes Group Inc.	359,872	11,918,961
Blue Bird Corp.[a,b]	34,723	413,204
Briggs & Stratton Corp.	303,819	6,434,887
Chart Industries Inc.[a,b]	220,447	5,319,386
CIRCOR International Inc.	118,615	6,759,869
Columbus McKinnon Corp./NY	140,102	1,982,443
Douglas Dynamics Inc.	23,026	592,459
Dynamic Materials Corp.	100,668	1,082,181
ESCO Technologies Inc.	182,661	7,295,480
ExOne Co. (The)[a,b]	70,117	741,137
Federal Signal Corp.	432,388	5,569,158
Franklin Electric Co. Inc.	20,363	672,997
FreightCar America Inc.	86,846	1,220,186
Gencor Industries Inc.[a]	37,318	579,175
Global Brass & Copper Holdings Inc.	13,400	365,686
Gorman-Rupp Co. (The)	16,452	450,949
Graham Corp.	69,712	1,284,095
Greenbrier Companies Inc. (The)	195,347	5,690,458
Hardinge Inc.	84,139	846,438
Harsco Corp.	583,628	3,875,290
Hurco Companies Inc.	46,125	1,283,659
Hyster-Yale Materials Handling Inc.	46,958	2,793,532
Joy Global Inc.[b]	708,120	14,969,657
Kadant Inc.	63,160	3,253,372

Security	Shares	Value
Kennametal Inc.	566,798	$12,531,904
Lindsay Corp.[b]	9,676	656,613
Manitowoc Co. Inc. (The)	917,383	4,999,737
Meritor Inc.[a,b]	625,677	4,504,874
Milacron Holdings Corp.[a,b]	13,580	197,046
Miller Industries Inc./TN	74,274	1,529,302
Mueller Industries Inc.	117,581	3,748,482
Navistar International Corp.[a,b]	336,038	3,928,284
NN Inc.	187,495	2,623,055
Rexnord Corp.[a]	136,932	2,687,975
SPX Corp.	300,246	4,458,653
SPX FLOW Inc.[a]	253,846	6,617,765
Standex International Corp.	21,012	1,736,222
Sun Hydraulics Corp.	17,481	519,011
Supreme Industries Inc. Class A	39,955	547,384
Tennant Co.	7,237	389,857
Titan International Inc.	316,656	1,963,267
TriMas Corp.[a,b]	324,658	5,843,844
Wabash National Corp.[a]	340,973	4,330,357
Watts Water Technologies Inc. Class A	13,682	797,113

		172,653,656
MARINE — 0.13%
Costamare Inc.	189,430	1,452,928
Matson Inc.	172,665	5,575,353
Scorpio Bulkers Inc.[a,b]	274,723	766,477

		7,794,758
MEDIA — 2.20%
AMC Entertainment Holdings Inc. Class A	144,767	3,997,017
Carmike Cinemas Inc.[a]	58,397	1,758,918
Daily Journal Corp.[a,b]	2,547	603,614
Entercom Communications Corp. Class A	185,601	2,518,606
Eros International PLC[a,b]	211,473	3,440,666
EW Scripps Co. (The) Class Aa	428,143	6,781,785
Gannett Co. Inc.	843,399	11,647,340
Global Eagle Entertainment Inc.[a]	310,843	2,063,997
Gray Television Inc.[a]	171,667	1,862,587
Hemisphere Media Group Inc.[a]	6,069	71,614
Liberty Braves Group Class Aa,b	61,359	922,839
Liberty Braves Group Class Ca,b	209,780	3,075,375
Liberty Media Group Class Aa	136,173	2,606,351

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Liberty Media Group Class Ca,b	277,111	$5,256,796
MDC Partners Inc. Class A	257,484	4,709,382
Media General Inc.[a,b]	782,504	13,451,244
Meredith Corp.	253,126	13,139,771
MSG Networks Inc. Class Aa	285,027	4,372,314
National CineMedia Inc.	442,744	6,853,677
New Media Investment Group Inc.	234,469	4,236,855
New York Times Co. (The) Class A	893,046	10,805,857
Radio One Inc. Class Da	17,887	57,060
Reading International Inc. Class Aa	90,246	1,127,173
Saga Communications Inc. Class A	26,232	1,037,213
Salem Media Group Inc. Class A	80,016	577,715
Scholastic Corp.	194,384	7,699,550
Time Inc.	737,312	12,136,155
Townsquare Media Inc. Class Aa,b	59,258	467,546
tronc Inc.[b]	75,113	1,036,559

		128,315,576
METALS & MINING — 1.89%
AK Steel Holding Corp.[a,b]	1,704,638	7,943,613
Allegheny Technologies Inc.	779,142	9,934,060
Ampco-Pittsburgh Corp.	61,622	696,945
Carpenter Technology Corp.	331,861	10,928,183
Century Aluminum Co.[a,b]	333,360	2,110,169
Cliffs Natural Resources Inc.[a,b]	1,264,964	7,172,346
Coeur Mining Inc.[a,b]	291,628	3,108,754
Commercial Metals Co.	824,213	13,929,200
Ferroglobe PLC	473,104	4,073,425
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Gold Resource Corp.	75,726	271,856
Handy & Harman Ltd.[a]	21,158	554,128
Haynes International Inc.	88,860	2,850,629
Hecla Mining Co.[b]	2,738,002	13,963,810
Kaiser Aluminum Corp.	78,773	7,121,867
Materion Corp.	142,209	3,521,095
Olympic Steel Inc.	65,650	1,792,901
Ryerson Holding Corp.[a,b]	78,181	1,368,168
Schnitzer Steel Industries Inc. Class A	186,568	3,283,597
Stillwater Mining Co.[a,b]	877,442	10,406,462
SunCoke Energy Inc.	460,962	2,682,799
TimkenSteel Corp.	281,984	2,712,686

		110,428,427

Security	Shares	Value
MULTI-UTILITIES — 1.20%
Avista Corp.	454,195	$20,347,936
Black Hills Corp.	370,232	23,339,425
NorthWestern Corp.	349,085	22,016,791
Unitil Corp.	100,474	4,287,226

		69,991,378
MULTILINE RETAIL — 0.12%
Fred’s Inc. Class A	241,342	3,888,020
Sears Holdings Corp.[a,b]	64,997	884,609
Tuesday Morning Corp.[a]	321,138	2,254,389

		7,027,018
OIL, GAS & CONSUMABLE FUELS — 3.29%
Abraxas Petroleum Corp.[a,b]	488,702	552,233
Adams Resources & Energy Inc.	15,522	597,597
Alon USA Energy Inc.	226,141	1,465,394
Ardmore Shipping Corp.	156,566	1,059,952
Bill Barrett Corp.[a,b]	350,563	2,240,098
California Resources Corp.[b]	226,569	2,764,142
Clayton Williams Energy Inc.[a,b]	42,767	1,174,382
Clean Energy Fuels Corp.[a,b]	627,202	2,176,391
Cobalt International Energy Inc.[a]	2,941,444	3,941,535
Contango Oil & Gas Co.[a]	127,425	1,559,682
CVR Energy Inc.	106,909	1,657,090
Delek U.S. Holdings Inc.	444,306	5,869,282
Denbury Resources Inc.	2,523,561	9,059,584
DHT Holdings Inc.	655,949	3,299,423
Dorian LPG Ltd.[a,b]	173,192	1,221,004
Earthstone Energy Inc.[a]	14,431	155,566
Eclipse Resources Corp.[a,b]	349,588	1,167,624
EP Energy Corp. Class Aa,b	277,158	1,435,678
Erin Energy Corp.[a,b]	106,372	256,357
EXCO Resources Inc.[a,b]	998,395	1,297,914
Frontline Ltd./Bermuda[b]	464,142	3,652,798
GasLog Ltd.[b]	292,282	3,793,820
Gener8 Maritime Inc.[a]	280,995	1,798,368
Golar LNG Ltd.	638,210	9,892,255
Green Plains Inc.	259,764	5,122,546
Jones Energy Inc. Class Aa,b	221,579	912,905
Navios Maritime Acquisition Corp.	584,471	917,619
Nordic American Tankers Ltd.[b]	623,214	8,656,442
Northern Oil and Gas Inc.[a,b]	333,275	1,539,731
Oasis Petroleum Inc.[a,b]	1,277,058	11,927,722
Overseas Shipholding Group Inc.	258,431	2,840,157

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Pacific Ethanol Inc.[a,b]	204,545	$1,114,770
Panhandle Oil and Gas Inc. Class A	53,779	896,496
Par Pacific Holdings Inc.[a,b]	126,858	1,946,002
PDC Energy Inc.[a,b]	330,695	19,051,339
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	295,132	2,606,016
REX American Resources Corp.[a,b]	40,709	2,435,619
Ring Energy Inc.[a,b]	255,720	2,255,450
RSP Permian Inc.[a,b]	564,182	19,684,310
Sanchez Energy Corp.[a,b]	268,029	1,892,285
Scorpio Tankers Inc.	1,176,567	4,941,581
SemGroup Corp. Class A	317,904	10,350,954
Ship Finance International Ltd.[b]	431,391	6,358,703
Synergy Resources Corp.[a,b]	1,180,123	7,859,619
Teekay Corp.	314,278	2,240,802
Teekay Tankers Ltd. Class A	833,035	2,482,444
W&T Offshore Inc.[a,b]	256,749	595,658
Western Refining Inc.	487,491	10,056,939
Westmoreland Coal Co.[a,b]	132,081	1,257,411

		192,031,689
PAPER & FOREST PRODUCTS — 0.38%
Boise Cascade Co.[a]	38,956	894,040
KapStone Paper and Packaging Corp.	579,336	7,537,162
Louisiana-Pacific Corp.[a]	69,928	1,213,251
PH Glatfelter Co.	312,947	6,121,243
Schweitzer-Mauduit International Inc.	176,165	6,215,101

		21,980,797
PERSONAL PRODUCTS — 0.27%
Avon Products Inc.	2,484,961	9,393,153
Elizabeth Arden Inc.[a,b]	14,345	197,387
Inter Parfums Inc.	69,678	1,990,701
Nature’s Sunshine Products Inc.	60,742	578,871
Nutraceutical International Corp.[a,b]	59,949	1,387,819
Revlon Inc. Class Aa,b	59,045	1,900,068
Synutra International Inc.[a,b]	110,390	420,586

		15,868,585
PHARMACEUTICALS — 0.27%
Aratana Therapeutics Inc.[a,b]	19,975	126,242
Egalet Corp.[a]	120,092	595,656
Endocyte Inc.[a,b]	262,908	843,935
Flex Pharma Inc.[a,b]	11,887	121,366
Innoviva Inc.[b]	63,975	673,657

Security	Shares	Value
Lannett Co. Inc.[a]	199,946	$4,756,715
Medicines Co. (The)[a,b]	41,289	1,388,549
Neos Therapeutics Inc.[a,b]	8,914	82,722
Omeros Corp.[a,b]	97,817	1,029,035
Phibro Animal Health Corp.	9,045	168,780
Sagent Pharmaceuticals Inc.[a]	172,070	2,577,609
Tetraphase Pharmaceuticals Inc.[a]	260,996	1,122,283
TherapeuticsMD Inc.[a,b]	69,326	589,271
Titan Pharmaceuticals Inc.[a,b]	9,096	49,755
WaVe Life Sciences Ltd.[a,b]	10,324	213,603
Zogenix Inc.[a]	177,802	1,431,306

		15,770,484
PROFESSIONAL SERVICES — 1.03%
Acacia Research Corp.[b]	356,709	1,569,520
CBIZ Inc.[a]	352,661	3,671,201
CRA International Inc.[a]	64,077	1,616,022
Franklin Covey Co.[a,b]	14,489	222,116
FTI Consulting Inc.[a]	271,625	11,049,705
Heidrick & Struggles International Inc.	131,019	2,211,601
Hill International Inc.[a]	132,712	540,138
Huron Consulting Group Inc.[a,b]	134,763	8,142,381
ICF International Inc.[a,b]	129,986	5,316,427
IDI Inc.[a,b]	109,834	519,515
Kelly Services Inc. Class A	212,398	4,029,190
Korn/Ferry International	167,859	3,474,681
Navigant Consulting Inc.[a]	342,762	5,535,606
Resources Connection Inc.	254,626	3,763,372
RPX Corp.[a]	354,865	3,254,112
TrueBlue Inc.[a]	284,542	5,383,535

		60,299,122
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.39%
Acadia Realty Trust[b]	400,586	14,228,815
AG Mortgage Investment Trust Inc.	200,846	2,900,216
Agree Realty Corp.[b]	163,535	7,888,928
Alexander’s Inc.	1,010	413,322
Altisource Residential Corp.	378,827	3,481,420
American Assets Trust Inc.	181,592	7,706,764
American Capital Mortgage Investment Corp.	331,755	5,238,411
Anworth Mortgage Asset Corp.[b]	684,278	3,216,107

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Apollo Commercial Real Estate Finance Inc.[b]	422,798	$6,794,364
Apollo Residential Mortgage Inc.	228,469	3,061,485
Ares Commercial Real Estate Corp.	192,214	2,362,310
Armada Hoffler Properties Inc.[b]	24,404	335,311
ARMOUR Residential REIT Inc.[b]	265,102	5,302,040
Ashford Hospitality Prime Inc.[b]	183,995	2,601,689
Ashford Hospitality Trust Inc.[b]	564,710	3,032,493
Bluerock Residential Growth REIT Inc.[b]	134,450	1,747,850
Capstead Mortgage Corp.[b]	687,188	6,665,724
CatchMark Timber Trust Inc. Class Ab	277,536	3,391,490
CBL & Associates Properties Inc.[b]	1,211,118	11,275,509
Cedar Realty Trust Inc.	596,866	4,434,714
Chatham Lodging Trust	270,305	5,941,304
Chesapeake Lodging Trust	311,549	7,243,514
City Office REIT Inc.[b]	30,479	395,617
Colony Capital Inc.	807,221	12,390,842
Colony Starwood Homes[b]	466,412	14,188,253
Community Healthcare Trust Inc.[b]	90,258	1,908,054
CorEnergy Infrastructure Trust Inc.[b]	85,513	2,467,050
Cousins Properties Inc.[b]	1,492,331	15,520,242
CYS Investments Inc.	1,087,871	9,105,480
DiamondRock Hospitality Co.[b]	1,440,648	13,009,051
Dynex Capital Inc.[b]	327,918	2,275,751
Easterly Government Properties Inc.	170,352	3,361,045
Education Realty Trust Inc.[b]	416,741	19,228,430
Farmland Partners Inc.[b]	83,679	947,246
FelCor Lodging Trust Inc.[b]	119,601	745,114
First Industrial Realty Trust Inc.[b]	649,969	18,082,138
First Potomac Realty Trust[b]	419,874	3,862,841
Four Corners Property Trust Inc.	92,739	1,909,496
Franklin Street Properties Corp.[b]	700,995	8,601,209
GEO Group Inc. (The)	417,680	14,276,302
Getty Realty Corp.[b]	189,619	4,067,328
Gladstone Commercial Corp.[b]	159,758	2,698,313
Global Net Lease Inc.	1,224,281	9,733,034
Government Properties Income Trust[b]	449,865	10,373,887
Gramercy Property Trust[b]	2,578,275	23,771,695

Security	Shares	Value
Great Ajax Corp.	92,935	$1,289,008
Hannon Armstrong Sustainable Infrastructure Capital Inc.	261,594	5,650,430
Hatteras Financial Corp.	675,872	11,084,301
Healthcare Realty Trust Inc.[b]	748,441	26,187,951
Hersha Hospitality Trust[b]	281,449	4,826,850
Hudson Pacific Properties Inc.	563,335	16,438,115
Independence Realty Trust Inc.[b]	288,637	2,361,051
InfraREIT Inc.[a]	287,504	5,042,820
Invesco Mortgage Capital Inc.	807,833	11,059,234
Investors Real Estate Trust[b]	873,121	5,649,093
Kite Realty Group Trust	593,704	16,641,523
Ladder Capital Corp.	277,416	3,384,475
LaSalle Hotel Properties[b]	765,444	18,049,170
Lexington Realty Trust[b]	1,650,926	16,690,862
LTC Properties Inc.[b]	37,089	1,918,614
Mack-Cali Realty Corp.[b]	640,702	17,298,954
Medical Properties Trust Inc.[b]	1,124,862	17,109,151
Monmouth Real Estate Investment Corp.[b]	377,245	5,002,269
Monogram Residential Trust Inc.[b]	1,208,634	12,340,153
National Storage Affiliates Trust[b]	146,657	3,053,399
New Residential Investment Corp.[b]	1,603,864	22,197,478
New Senior Investment Group Inc.	549,260	5,866,097
New York Mortgage Trust Inc.[b]	794,397	4,845,822
New York REIT Inc.[b]	1,185,905	10,969,621
NexPoint Residential Trust Inc.	130,783	2,380,251
NorthStar Realty Europe Corp.	431,201	3,988,609
One Liberty Properties Inc.[b]	94,503	2,253,897
Orchid Island Capital Inc.[b]	116,455	1,198,322
Owens Realty Mortgage Inc.[b]	71,968	1,197,548
Parkway Properties Inc./Md	575,603	9,629,838
Pebblebrook Hotel Trust[b]	513,069	13,468,061
Pennsylvania REIT	348,721	7,480,065
PennyMac Mortgage Investment Trust[b,c]	489,631	7,946,711
Physicians Realty Trust[b]	469,926	9,873,145
Preferred Apartment Communities Inc.[b]	162,211	2,387,746
RAIT Financial Trust[b]	617,120	1,931,586
Ramco-Gershenson Properties Trust[b]	565,277	11,085,082
Redwood Trust Inc.[b]	548,170	7,570,228

462

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Resource Capital Corp.	218,099	$2,804,753
Retail Opportunity Investments Corp.	207,516	4,496,872
Rexford Industrial Realty Inc.[b]	288,754	6,089,822
RLJ Lodging Trust[b]	874,750	18,763,388
Rouse Properties Inc.[b]	274,379	5,007,417
Sabra Health Care REIT Inc.[b]	388,498	8,016,656
Saul Centers Inc.	7,389	455,975
Select Income REIT[b]	455,070	11,827,269
Seritage Growth Properties[b]	179,188	8,930,730
Silver Bay Realty Trust Corp.	240,161	4,089,942
Summit Hotel Properties Inc.	621,963	8,234,790
Sunstone Hotel Investors Inc.[b]	1,559,395	18,821,898
Terreno Realty Corp.[b]	225,738	5,839,842
Tier REIT Inc.[b]	344,400	5,279,652
UMH Properties Inc.[b]	124,508	1,400,715
United Development Funding IVb	214,941	687,811
Washington REIT[b]	344,200	10,828,532
Western Asset Mortgage Capital Corp.[b]	292,692	2,748,378
Whitestone REIT[b]	187,127	2,821,875
WP Glimcher Inc.	1,046,684	11,712,394
Xenia Hotels & Resorts Inc.[b]	740,712	12,429,147

		780,817,586
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
Alexander & Baldwin Inc.	157,371	5,687,388
AV Homes Inc.[a,b]	60,360	737,599
Consolidated-Tomoka Land Co.	3,110	147,632
Forestar Group Inc.[a,b]	225,810	2,684,881
FRP Holdings Inc.[a]	44,846	1,547,187
Griffin Industrial Realty Inc.	5,311	162,782
Kennedy-Wilson Holdings Inc.	298,125	5,652,450
RE/MAX Holdings Inc. Class A	128,027	5,154,367
St. Joe Co. (The)[a,b]	360,497	6,388,007
Stratus Properties Inc.[a,b]	44,770	838,542
Tejon Ranch Co.[a,b]	99,568	2,353,788
Trinity Place Holdings Inc.[a,b]	123,328	948,392

		32,303,015
ROAD & RAIL — 0.46%
ArcBest Corp.	175,939	2,859,009
Celadon Group Inc.[b]	195,088	1,593,869
Covenant Transportation Group Inc. Class Aa,b	84,996	1,535,878

Security	Shares	Value
Knight Transportation Inc.	33,701	$895,773
Marten Transport Ltd.	164,234	3,251,833
PAM Transportation Services Inc.[a]	17,252	274,134
Roadrunner Transportation Systems Inc.[a]	219,080	1,634,337
Saia Inc.[a]	182,021	4,576,008
Universal Logistics Holdings Inc.	20,704	267,082
USA Truck Inc.[a,b]	64,122	1,122,776
Werner Enterprises Inc.	321,259	7,379,319
YRC Worldwide Inc.[a,b]	183,224	1,612,371

		27,002,389
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.33%
Advanced Energy Industries Inc.[a]	14,367	545,371
Advanced Micro Devices Inc.[a,b]	2,450,709	12,596,644
Alpha & Omega Semiconductor Ltd.[a]	131,968	1,838,314
Ambarella Inc.[a,b]	137,482	6,985,460
Amkor Technology Inc.[a]	680,310	3,911,783
Axcelis Technologies Inc.[a]	833,894	2,243,175
Brooks Automation Inc.	489,538	5,492,616
Cabot Microelectronics Corp.	147,021	6,224,869
Cohu Inc.	188,755	2,047,992
Diodes Inc.[a,b]	274,755	5,162,647
DSP Group Inc.[a]	153,797	1,631,786
Entegris Inc.[a]	379,873	5,496,762
Exar Corp.[a]	240,506	1,936,073
Fairchild Semiconductor International Inc.[a]	520,648	10,334,863
FormFactor Inc.[a,b]	213,486	1,919,239
GigPeak Inc.[a]	302,653	593,200
Intersil Corp. Class A	963,619	13,047,401
IXYS Corp.	179,775	1,842,694
Kopin Corp.[a,b]	439,442	975,561
MKS Instruments Inc.	361,956	15,585,825
Nanometrics Inc.[a]	32,904	684,074
NeoPhotonics Corp.[a,b]	183,750	1,751,138
NVE Corp.	17,246	1,011,478
PDF Solutions Inc.[a]	14,652	204,982
Photronics Inc.[a,b]	471,950	4,205,075
Rambus Inc.[a]	583,466	7,048,269
Rudolph Technologies Inc.[a]	214,012	3,323,606
Sigma Designs Inc.[a,b]	256,739	1,650,832

463

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Tessera Technologies Inc.	122,817	$3,763,113
Ultra Clean Holdings Inc.[a]	230,107	1,309,309
Ultratech Inc.[a,b]	144,095	3,309,862
Veeco Instruments Inc.[a,b]	286,993	4,752,604
Xcerra Corp.[a,b]	378,521	2,176,496

		135,603,113
SOFTWARE — 1.13%
Bottomline Technologies de Inc.[a]	37,817	814,200
Digimarc Corp.[a,b]	4,430	141,583
EnerNOC Inc.[a,b]	26,706	168,782
Epiq Systems Inc.	97,932	1,429,807
Glu Mobile Inc.[a,b]	736,893	1,621,165
Mentor Graphics Corp.[b]	769,265	16,354,574
MicroStrategy Inc. Class Aa	32,094	5,617,092
Park City Group Inc.[a,b]	6,616	59,345
Progress Software Corp.[a]	309,071	8,487,090
QAD Inc. Class A	67,540	1,301,496
Rosetta Stone Inc.[a]	32,329	250,550
Rovi Corp.[a,b]	568,422	8,890,120
Rubicon Project Inc. (The)[a]	161,388	2,202,946
SecureWorks Corp. Class Aa	29,968	422,549
Silver Spring Networks Inc.[a]	14,926	181,351
Tangoe Inc.[a]	198,016	1,528,683
Telenav Inc.[a]	233,774	1,192,247
VASCO Data Security International Inc.[a]	21,057	345,124
Verint Systems Inc.[a,b]	446,060	14,777,968

		65,786,672
SPECIALTY RETAIL — 2.76%
Aaron’s Inc.	471,691	10,325,316
Abercrombie & Fitch Co. Class A	488,840	8,706,240
America’s Car-Mart Inc./TXa,b	56,546	1,596,859
American Eagle Outfitters Inc.	117,639	1,873,989
Ascena Retail Group Inc.[a,b]	825,299	5,768,840
Barnes & Noble Education Inc.[a,b]	286,432	2,907,285
Barnes & Noble Inc.	455,878	5,174,215
Big 5 Sporting Goods Corp.	131,337	1,217,494
Boot Barn Holdings Inc.[a,b]	95,887	826,546
Buckle Inc. (The)[b]	136,042	3,535,732
Build-A-Bear Workshop Inc.[a]	90,553	1,215,221
Caleres Inc.	307,959	7,455,687
Cato Corp. (The) Class A	149,080	5,623,298
Chico’s FAS Inc.	94,666	1,013,873

Security	Shares	Value
Citi Trends Inc.	103,090	$1,600,988
Conn’s Inc.[a,b]	144,726	1,088,340
Container Store Group Inc. (The)[a,b]	81,004	433,371
Destination XL Group Inc.[a,b]	74,221	339,190
DSW Inc. Class A	482,888	10,227,568
Express Inc.[a]	534,377	7,753,810
Finish Line Inc. (The) Class A	208,183	4,203,215
Genesco Inc.[a,b]	129,959	8,357,663
Group 1 Automotive Inc.	114,943	5,673,587
Guess? Inc.	440,136	6,624,047
Haverty Furniture Companies Inc.	142,950	2,577,389
Hibbett Sports Inc.[a]	33,937	1,180,668
Kirkland’s Inc.[a]	57,921	850,280
Lumber Liquidators Holdings Inc.[a,b]	188,226	2,902,445
MarineMax Inc.[a,b]	77,374	1,313,037
Office Depot Inc.[a]	3,969,604	13,139,389
Party City Holdco Inc.[a,b]	107,730	1,498,524
Pier 1 Imports Inc.	487,423	2,505,354
Rent-A-Center Inc./TXb	374,829	4,602,900
Restoration Hardware Holdings Inc.[a]	278,089	7,975,593
Sears Hometown and Outlet Stores Inc.[a]	81,468	549,094
Shoe Carnival Inc.	102,747	2,574,840
Sonic Automotive Inc. Class A	202,421	3,463,423
Sportsman’s Warehouse Holdings Inc.[a,b]	9,200	74,152
Stage Stores Inc.	191,366	933,866
Tailored Brands Inc.	243,554	3,083,394
Tilly’s Inc. Class Aa	84,210	487,576
Vitamin Shoppe Inc.[a,b]	163,374	4,994,343
West Marine Inc.[a]	132,242	1,109,510
Zumiez Inc.[a,b]	129,093	1,847,321

		161,205,472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.35%
Avid Technology Inc.[a,b]	78,877	458,275
CPI Card Group Inc.[b]	94,232	472,102
Diebold Inc.	326,398	8,104,462
Eastman Kodak Co.[a,b]	19,632	315,683
Immersion Corp.[a]	138,992	1,020,201

464

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
Silicon Graphics International Corp.[a]	45,346	$228,091
Stratasys Ltd.[a]	187,050	4,281,575
Super Micro Computer Inc.[a]	219,215	5,447,493
USA Technologies Inc.[a]	32,731	139,761

		20,467,643
TEXTILES, APPAREL & LUXURY GOODS — 0.86%
Deckers Outdoor Corp.[a,b]	216,694	12,464,239
Delta Apparel Inc.[a]	51,071	1,151,651
Fossil Group Inc.[a,b]	301,216	8,593,692
G-III Apparel Group Ltd.[a]	62,105	2,839,441
Iconix Brand Group Inc.[a,b]	305,487	2,065,092
Movado Group Inc.	110,878	2,403,835
Perry Ellis International Inc.[a]	89,936	1,809,512
Sequential Brands Group Inc.[a,b]	280,723	2,240,170
Unifi Inc.[a,b]	111,929	3,047,827
Vera Bradley Inc.[a,b]	43,222	612,456
Vince Holding Corp.[a]	139,336	763,561
Wolverine World Wide Inc.	586,125	11,910,060

		49,901,536
THRIFTS & MORTGAGE FINANCE — 3.53%
Astoria Financial Corp.	660,722	10,128,868
Bank Mutual Corp.	291,040	2,235,187
BankFinancial Corp.	108,273	1,298,193
Bear State Financial Inc.	128,725	1,213,877
Beneficial Bancorp. Inc.[a,b]	504,575	6,418,194
BofI Holding Inc.[a]	25,654	454,332
BSB Bancorp. Inc./MAa,b	57,864	1,310,620
Capitol Federal Financial Inc.	913,050	12,737,048
Charter Financial Corp./MD	97,095	1,289,422
Clifton Bancorp. Inc.[b]	156,135	2,352,954
Dime Community Bancshares Inc.	226,361	3,850,401
ESSA Bancorp. Inc.	58,774	787,572
EverBank Financial Corp.	738,984	10,981,302
Federal Agricultural Mortgage Corp. Class C	61,240	2,132,377
First Defiance Financial Corp.	63,423	2,463,984
Flagstar Bancorp. Inc.[a,b]	149,529	3,650,003
Fox Chase Bancorp. Inc.[b]	71,429	1,452,866
Greene County Bancorp. Inc.	20,035	325,969
Hingham Institution for Savings	5,160	634,267
Home Bancorp. Inc.	35,956	987,711
HomeStreet Inc.[a]	168,865	3,363,791
IMPAC Mortgage Holdings Inc.[a,b]	56,942	892,851

Security	Shares	Value
Kearny Financial Corp./MD	662,491	$8,334,137
Lake Sunapee Bank Group	56,282	962,985
Meridian Bancorp. Inc.	292,766	4,327,081
Meta Financial Group Inc.	58,839	2,998,435
MGIC Investment Corp.[a,b]	2,451,779	14,588,085
Nationstar Mortgage Holdings Inc.[a,b]	127,928	1,440,469
NMI Holdings Inc. Class Aa	353,565	1,937,536
Northfield Bancorp. Inc.	273,001	4,048,605
Northwest Bancshares Inc.	687,927	10,201,957
OceanFirst Financial Corp.	146,573	2,663,231
Ocwen Financial Corp.[a]	743,789	1,271,879
Oritani Financial Corp.	278,351	4,450,833
PennyMac Financial Services Inc. Class Aa,b,c	93,191	1,163,956
PHH Corp.[a,b]	382,005	5,088,307
Provident Bancorp. Inc.[a]	29,106	448,815
Provident Financial Holdings Inc.	47,457	868,463
Provident Financial Services Inc.	438,035	8,603,007
Radian Group Inc.	1,546,179	16,111,185
SI Financial Group Inc.	79,884	1,057,664
Southern Missouri Bancorp. Inc.	41,981	987,813
Territorial Bancorp. Inc.	53,974	1,428,692
TrustCo Bank Corp. NY	660,496	4,233,779
United Community Financial Corp./OH	332,765	2,023,211
United Financial Bancorp. Inc.	362,077	4,699,759
Walker & Dunlop Inc.[a,b]	198,761	4,527,776
Walter Investment Management Corp.[a,b]	133,052	367,224
Washington Federal Inc.	652,885	15,838,990
Waterstone Financial Inc.	182,164	2,792,574
Westfield Financial Inc.	104,230	802,571
WSFS Financial Corp.	206,046	6,632,621

		205,863,429
TOBACCO — 0.31%
Alliance One International Inc.[a]	59,931	922,937
Turning Point Brands Inc.[a,b]	20,425	209,765
Universal Corp./VAb	159,256	9,195,441
Vector Group Ltd.	357,580	8,016,944

		18,345,087
TRADING COMPANIES & DISTRIBUTORS — 1.30%
Aircastle Ltd.[b]	342,766	6,704,503
Applied Industrial Technologies Inc.	147,996	6,680,539

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Security	Shares	Value
BMC Stock Holdings Inc.[a,b]	59,747	$1,064,692
CAI International Inc.[a]	114,853	861,398
DXP Enterprises Inc.[a,b]	92,804	1,385,564
GATX Corp.	293,441	12,902,601
Kaman Corp.	175,906	7,479,523
Lawson Products Inc./DEa	11,868	235,698
MRC Global Inc.[a,b]	671,900	9,547,699
Neff Corp.[a]	43,266	472,897
NOW Inc.[a]	767,641	13,925,008
Rush Enterprises Inc. Class Aa,b	212,474	4,578,815
Rush Enterprises Inc. Class Ba,b	47,313	983,637
TAL International Group Inc.	237,165	3,180,383
Textainer Group Holdings Ltd.	162,381	1,808,924
Titan Machinery Inc.[a,b]	127,007	1,416,128
Veritiv Corp.[a,b]	55,834	2,098,242
Willis Lease Finance Corp.[a,b]	30,702	682,505

		76,008,756
TRANSPORTATION INFRASTRUCTURE — 0.07%
Wesco Aircraft Holdings Inc.[a,b]	312,552	4,194,448

		4,194,448
WATER UTILITIES — 0.36%
American States Water Co.	89,267	3,911,680
Artesian Resources Corp. Class A	55,507	1,882,797
California Water Service Group	141,331	4,936,692
Connecticut Water Service Inc.	60,891	3,422,074
Consolidated Water Co. Ltd.	104,229	1,361,231
Middlesex Water Co.	17,649	765,614
SJW Corp.	118,006	4,647,076
York Water Co. (The)	10,542	337,766

		21,264,930
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	103,856	926,395
Leap Wireless International Inc.[d]	304,489	966,753
NII Holdings Inc.[a,b]	383,965	1,221,009
Spok Holdings Inc.	146,497	2,807,615

		5,921,772

TOTAL COMMON STOCKS
(Cost: $6,201,660,040)		5,801,571,098

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.47%

MONEY MARKET FUNDS — 10.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	562,388,696	$562,388,696
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	30,959,525	30,959,525
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	17,567,147	17,567,147

		610,915,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $610,915,368)		610,915,368

TOTAL INVESTMENTS IN SECURITIES — 109.93%
(Cost: $6,812,575,408)[h]		6,412,486,466
Other Assets, Less Liabilities — (9.93)%		(579,124,450)

NET ASSETS — 100.00%		$5,833,362,016

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $6,956,513,653. Net unrealized depreciation was $544,027,187, of which $406,224,721 represented gross unrealized appreciation on securities and $950,251,908 represented gross unrealized depreciation on securities.

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,163,956	$—	$—
PennyMac Mortgage Investment Trust	476,838	32,132	(19,339)	489,631	7,946,711	224,114	(92,944)

					$9,110,667	$224,114	$(92,944)

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	271	Sep. 2016	ICE Markets Equity	$31,116,356	$31,094,540	$(21,816)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,799,914,800	$687,811	$968,487	$5,801,571,098
Money market funds	610,915,368	—	—	610,915,368

Total	$6,410,830,168	$687,811	$968,487	$6,412,486,466

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(21,816)	$—	$—	$(21,816)

Total	$(21,816)	$—	$—	$(21,816)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

467

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 2.39%
AAR Corp.	10,598	$247,357
Aerojet Rocketdyne Holdings Inc.[a,b]	15,611	285,369
Aerovironment Inc.[a,b]	4,598	127,824
American Science & Engineering Inc.	2,161	80,843
Astronics Corp.[a]	6,286	209,072
B/E Aerospace Inc.	28,563	1,318,897
Boeing Co. (The)	163,795	21,272,057
BWX Technologies Inc.	25,530	913,208
Cubic Corp.	6,809	273,450
Curtiss-Wright Corp.	12,344	1,039,982
DigitalGlobe Inc.[a,b]	19,419	415,373
Ducommun Inc.[a]	2,777	54,929
Engility Holdings Inc.[a]	4,176	88,197
Esterline Technologies Corp.[a]	7,796	483,664
General Dynamics Corp.	66,964	9,324,067
HEICO Corp.	5,075	339,061
HEICO Corp. Class A	10,376	556,672
Hexcel Corp.	26,038	1,084,222
Honeywell International Inc.	208,956	24,305,762
Huntington Ingalls Industries Inc.	12,747	2,141,879
KEYW Holding Corp. (The)[a,b]	8,666	86,140
KLX Inc.[a,b]	13,666	423,646
Kratos Defense & Security Solutions Inc.[a]	10,554	43,271
L-3 Communications Holdings Inc.	21,231	3,114,375
Lockheed Martin Corp.	72,020	17,873,203
Mercury Systems Inc.[a]	11,220	278,929
Moog Inc. Class Aa	8,684	468,241
National Presto Industries Inc.	1,224	115,484
Northrop Grumman Corp.	45,667	10,150,861
Orbital ATK Inc.	16,183	1,377,821
Raytheon Co.	81,504	11,080,469
Rockwell Collins Inc.	35,646	3,034,901
Sparton Corp.[a]	2,686	58,474
Spirit AeroSystems Holdings Inc. Class Aa	35,541	1,528,263
TASER International Inc.[a,b]	14,430	359,018

Security	Shares	Value
Teledyne Technologies Inc.[a]	9,651	$955,932
Textron Inc.	73,861	2,700,358
TransDigm Group Inc.[a]	13,725	3,619,145
Triumph Group Inc.	13,462	477,901
United Technologies Corp.	213,149	21,858,430
Vectrus Inc.[a]	2,707	77,123

		144,243,870
AIR FREIGHT & LOGISTICS — 0.63%
Air Transport Services Group Inc.[a]	13,767	178,420
Atlas Air Worldwide Holdings Inc.[a]	6,922	286,709
CH Robinson Worldwide Inc.	39,478	2,931,242
Echo Global Logistics Inc.[a]	6,994	156,806
Expeditors International of Washington Inc.	49,742	2,439,348
FedEx Corp.	68,485	10,394,653
Forward Air Corp.	7,773	346,132
Hub Group Inc. Class Aa	9,733	373,455
Park-Ohio Holdings Corp.	2,270	64,196
Radiant Logistics Inc.[a,b]	8,932	26,796
United Parcel Service Inc. Class B	189,899	20,455,920
XPO Logistics Inc.[a,b]	26,390	693,001

		38,346,678
AIRLINES — 0.49%
Alaska Air Group Inc.	32,780	1,910,746
Allegiant Travel Co.	3,799	575,549
American Airlines Group Inc.	158,112	4,476,151
Copa Holdings SA Class A	8,658	452,467
Delta Air Lines Inc.	211,407	7,701,557
Hawaiian Holdings Inc.[a]	13,557	514,624
JetBlue Airways Corp.[a]	89,565	1,483,196
SkyWest Inc.	13,335	352,844
Southwest Airlines Co.	175,329	6,874,650
Spirit Airlines Inc.[a]	20,617	925,085
United Continental Holdings Inc.[a]	91,996	3,775,516
Virgin America Inc.[a]	5,144	289,144

		29,331,529
AUTO COMPONENTS — 0.41%
American Axle & Manufacturing Holdings Inc.[a]	20,468	296,377

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
BorgWarner Inc.	59,448	$1,754,905
Cooper Tire & Rubber Co.	16,139	481,265
Cooper-Standard Holding Inc.[a]	3,576	282,468
Dana Holding Corp.	42,444	448,209
Delphi Automotive PLC	74,714	4,677,096
Dorman Products Inc.[a]	7,854	449,249
Drew Industries Inc.	7,084	601,007
Federal-Mogul Holdings Corp.[a,b]	7,571	62,915
Fox Factory Holding Corp.[a]	6,599	114,625
Gentex Corp.	79,845	1,233,605
Gentherm Inc.[a,b]	9,229	316,093
Goodyear Tire & Rubber Co. (The)	73,349	1,882,135
Horizon Global Corp.[a]	4,666	52,959
Johnson Controls Inc.	177,440	7,853,494
Lear Corp.	20,301	2,065,830
Metaldyne Performance Group Inc.	3,010	41,387
Modine Manufacturing Co.[a]	12,460	109,648
Motorcar Parts of America Inc.[a,b]	5,701	154,953
Spartan Motors Inc.	9,037	56,572
Standard Motor Products Inc.	5,062	201,366
Stoneridge Inc.[a]	7,213	107,762
Strattec Security Corp.	906	36,938
Superior Industries International Inc.	5,960	159,609
Tenneco Inc.[a,b]	15,874	739,887
Tower International Inc.	5,321	109,506
Unique Fabricating Inc.	1,792	23,995
Visteon Corp.	9,389	617,890
Workhorse Group Inc.[a,b]	3,109	21,297

		24,953,042
AUTOMOBILES — 0.57%
Ford Motor Co.	1,065,366	13,391,651
General Motors Co.	384,748	10,888,368
Harley-Davidson Inc.	48,789	2,210,142
Tesla Motors Inc.[a,b]	32,080	6,809,942
Thor Industries Inc.	13,355	864,603
Winnebago Industries Inc.	7,769	178,065

		34,342,771
BANKS — 5.34%
1st Source Corp.	4,263	138,079

Security	Shares	Value
Access National Corp.	1,914	$37,342
ACNB Corp.[b]	1,619	40,653
Allegiance Bancshares Inc.[a]	3,692	91,857
American National Bankshares Inc.	2,039	51,342
Ameris Bancorp.	8,995	267,151
Ames National Corp.	2,100	56,322
Arrow Financial Corp.	2,854	86,448
Associated Banc-Corp.	43,233	741,446
Atlantic Capital Bancshares Inc.[a]	4,707	68,063
Avenue Financial Holdings Inc.[a]	2,257	44,350
Banc of California Inc.	13,127	237,599
BancFirst Corp.	1,714	103,388
Banco Latinoamericano de Comercio Exterior SA Class E	7,394	195,941
Bancorp. Inc. (The)[a]	7,536	45,367
BancorpSouth Inc.	23,539	534,100
Bank of America Corp.	2,822,931	37,460,294
Bank of Hawaii Corp.	11,852	815,418
Bank of Marin Bancorp.	1,310	63,365
Bank of the Ozarks Inc.	22,686	851,179
BankUnited Inc.	28,401	872,479
Bankwell Financial Group Inc.	1,554	34,281
Banner Corp.	8,011	340,788
Bar Harbor Bankshares	1,970	69,147
BB&T Corp.	222,954	7,939,392
BBCN Bancorp. Inc.	20,389	304,204
Berkshire Hills Bancorp. Inc.	8,877	238,969
Blue Hills Bancorp. Inc.	7,431	109,682
BNC Bancorp.	11,126	252,671
BOK Financial Corp.[b]	7,791	488,496
Boston Private Financial Holdings Inc.	20,510	241,608
Bridge Bancorp. Inc.	4,641	131,804
Brookline Bancorp. Inc.	18,335	202,235
Bryn Mawr Bank Corp.	5,168	150,906
C&F Financial Corp.	875	39,165
C1 Financial Inc.[a]	850	19,831
California First National Bancorp.	639	9,438
Camden National Corp.	2,047	85,974
Capital Bank Financial Corp. Class A	6,213	178,934

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Capital City Bank Group Inc.	2,925	$40,716
Cardinal Financial Corp.	7,722	169,421
Carolina Financial Corp.[b]	2,782	51,968
Cascade Bancorp.[a]	8,194	45,395
Cathay General Bancorp.	20,183	569,161
CenterState Banks Inc.	12,625	198,844
Central Pacific Financial Corp.	8,834	208,482
Central Valley Community Bancorp.	2,379	33,306
Century Bancorp. Inc./MA Class A	895	37,885
Chemical Financial Corp.	9,620	358,730
Chemung Financial Corp.[b]	853	25,036
CIT Group Inc.	54,322	1,733,415
Citigroup Inc.	806,464	34,186,009
Citizens & Northern Corp.	3,093	62,540
Citizens Financial Group Inc.	144,860	2,894,303
City Holding Co.[b]	3,842	174,696
CNB Financial Corp./PA	3,307	58,865
CoBiz Financial Inc.	9,049	105,873
Codorus Valley Bancorp. Inc.	2,098	42,736
Columbia Banking System Inc.	16,427	460,942
Comerica Inc.	48,530	1,996,039
Commerce Bancshares Inc./MO	23,226	1,112,525
Community Bank System Inc.[b]	11,979	492,217
Community Trust Bancorp. Inc.	4,068	140,997
CommunityOne Bancorp.[a]	2,696	34,077
ConnectOne Bancorp. Inc.	7,219	113,266
County Bancorp. Inc.[b]	1,307	26,950
CU Bancorp.[a]	5,576	126,742
Cullen/Frost Bankers Inc.[b]	14,476	922,555
Customers Bancorp. Inc.[a]	8,181	205,589
CVB Financial Corp.	27,539	451,364
Eagle Bancorp. Inc.[a,b]	7,611	366,165
East West Bancorp. Inc.	38,509	1,316,238
Enterprise Bancorp. Inc./MA	1,624	38,960
Enterprise Financial Services Corp.	4,704	131,195
Equity Bancshares Inc. Class Aa,b	570	12,620
Farmers Capital Bank Corp.	2,525	69,059
Farmers National Banc Corp.	6,754	59,435
FCB Financial Holdings Inc. Class Aa,b	7,168	243,712

Security	Shares	Value
Fidelity Southern Corp.	6,335	$99,269
Fifth Third Bancorp.	210,636	3,705,087
Financial Institutions Inc.	3,591	93,617
First Bancorp. Inc./ME	2,206	47,517
First BanCorp./Puerto Rico[a]	29,335	116,460
First Bancorp./Southern Pines NC	3,872	68,070
First Busey Corp.	9,815	209,943
First Business Financial Services Inc.	2,064	48,442
First Citizens BancShares Inc./NC Class A	2,033	526,364
First Commonwealth Financial Corp.	27,470	252,724
First Community Bancshares Inc./VA	4,684	105,109
First Community Financial Partners Inc.[a]	3,693	32,498
First Connecticut Bancorp. Inc./Farmington CT	4,617	76,458
First Financial Bancorp.	15,366	298,869
First Financial Bankshares Inc.	18,436	604,516
First Financial Corp./IN	2,963	108,505
First Financial Northwest Inc.	2,469	32,788
First Foundation Inc.[a]	3,586	77,099
First Horizon National Corp.	62,827	865,756
First Internet Bancorp.	1,411	33,610
First Interstate BancSystem Inc.	4,378	123,022
First Merchants Corp.	10,935	272,610
First Mid-Illinois Bancshares Inc.	1,560	39,000
First Midwest Bancorp. Inc./IL	19,683	345,633
First NBC Bank Holding Co.[a]	3,827	64,255
First Niagara Financial Group Inc.	98,795	962,263
First Northwest Bancorp.[a]	3,014	38,398
First of Long Island Corp. (The)	3,085	88,447
First Republic Bank/CA	39,849	2,789,032
FirstMerit Corp.	46,156	935,582
Flushing Financial Corp.	8,011	159,259
FNB Corp./PA	56,952	714,178
Franklin Financial Network Inc.[a]	1,450	45,472
Fulton Financial Corp.	50,146	676,971
German American Bancorp. Inc.	3,317	106,044

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Glacier Bancorp. Inc.	20,973	$557,462
Great Southern Bancorp. Inc.	2,747	101,557
Great Western Bancorp. Inc.	15,858	500,161
Green Bancorp. Inc.[a]	6,441	56,166
Guaranty Bancorp.	3,998	66,767
Hampton Roads Bankshares Inc.[a,b]	8,789	15,732
Hancock Holding Co.	20,035	523,114
Hanmi Financial Corp.	8,096	190,175
Heartland Financial USA Inc.	5,592	197,342
Heritage Commerce Corp.	5,278	55,577
Heritage Financial Corp./WA	7,678	134,979
Heritage Oaks Bancorp.	5,227	41,502
Hilltop Holdings Inc.[a]	21,485	450,970
Home BancShares Inc./AR	31,699	627,323
HomeTrust Bancshares Inc.[a]	5,766	106,671
Horizon Bancorp./IN	2,075	52,165
Huntington Bancshares Inc./OH	220,216	1,968,731
IBERIABANK Corp.	11,114	663,839
Independent Bank Corp./MI	5,890	85,464
Independent Bank Corp./Rockland MA	6,675	305,047
Independent Bank Group Inc.	2,349	100,796
International Bancshares Corp.	13,941	363,721
Investors Bancorp. Inc.	80,879	896,139
JPMorgan Chase & Co.	999,858	62,131,176
KeyCorp	229,485	2,535,809
Lakeland Bancorp. Inc.	8,590	97,754
Lakeland Financial Corp.	4,233	198,993
LCNB Corp.	2,393	37,809
LegacyTexas Financial Group Inc.	12,673	341,030
Live Oak Bancshares Inc.	6,236	87,990
M&T Bank Corp.	40,979	4,844,947
Macatawa Bank Corp.	7,187	53,328
MainSource Financial Group Inc.	5,514	121,584
MB Financial Inc.	19,609	711,415
MBT Financial Corp.	4,835	38,680
Mercantile Bank Corp.	5,040	120,254
Merchants Bancshares Inc./VT	1,306	39,807
Middleburg Financial Corp.[b]	1,275	34,680
Midland States Bancorp. Inc.[a]	1,000	21,690

Security	Shares	Value
MidWestOne Financial Group Inc.	1,807	$51,608
MutualFirst Financial Inc.	1,479	40,451
National Bank Holdings Corp. Class A	7,636	155,469
National Bankshares Inc.	1,800	62,856
National Commerce Corp.[a,b]	1,579	36,822
NBT Bancorp. Inc.	11,336	324,550
Nicolet Bankshares Inc.[a]	1,875	71,400
Northrim BanCorp. Inc.	1,829	48,084
OFG Bancorp.	11,875	98,562
Old Line Bancshares Inc.	2,274	40,932
Old National Bancorp./IN	35,582	445,842
Old Second Bancorp. Inc.	8,137	55,576
Opus Bank	5,172	174,814
Orrstown Financial Services Inc.	2,010	36,281
Pacific Continental Corp.	4,741	74,481
Pacific Mercantile Bancorp.[a]	4,162	29,550
Pacific Premier Bancorp. Inc.[a]	7,536	180,864
PacWest Bancorp.	32,324	1,285,849
Park National Corp.	3,784	347,296
Park Sterling Corp.	11,420	80,968
Peapack Gladstone Financial Corp.	2,885	53,401
Penns Woods Bancorp. Inc.	981	41,192
People’s United Financial Inc.	85,089	1,247,405
People’s Utah Bancorp.	4,744	78,750
Peoples Bancorp. Inc./OH	5,616	122,373
Peoples Financial Services Corp.	1,974	77,262
Pinnacle Financial Partners Inc.	10,777	526,456
PNC Financial Services Group Inc. (The)[c]	137,064	11,155,639
Popular Inc.	29,139	853,773
Preferred Bank/Los Angeles CA	3,061	88,386
Premier Financial Bancorp. Inc.	2,311	38,940
PrivateBancorp. Inc.	20,554	904,993
Prosperity Bancshares Inc.	18,138	924,857
QCR Holdings Inc.	3,097	84,207
Regions Financial Corp.	348,954	2,969,599
Renasant Corp.	10,120	327,180
Republic Bancorp. Inc./KY Class A	2,603	71,921

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Republic First Bancorp. Inc.[a]	9,139	$39,389
S&T Bancorp. Inc.	9,966	243,669
Sandy Spring Bancorp. Inc.	6,437	187,059
Seacoast Banking Corp. of Florida[a]	7,898	128,264
ServisFirst Bancshares Inc.	5,688	280,930
Shore Bancshares Inc.	3,407	40,032
Sierra Bancorp.	3,029	50,554
Signature Bank/New York NYa	14,413	1,800,472
Simmons First National Corp. Class A	7,723	356,687
South State Corp.	6,293	428,239
Southern First Bancshares Inc.[a,b]	1,557	37,524
Southern National Bancorp. of Virginia Inc.	3,043	36,972
Southside Bancshares Inc.	6,889	213,008
Southwest Bancorp. Inc.	4,964	84,041
State Bank Financial Corp.	8,387	170,675
Sterling Bancorp./DE	32,831	515,447
Stock Yards Bancorp. Inc.	7,446	210,201
Stonegate Bank	2,600	83,902
Suffolk Bancorp.	2,547	79,747
Summit Financial Group Inc.[b]	2,263	39,602
Sun Bancorp. Inc./NJa,b	1,993	41,175
SunTrust Banks Inc.	137,530	5,649,732
SVB Financial Group[a]	13,774	1,310,734
Synovus Financial Corp.	33,779	979,253
Talmer Bancorp. Inc. Class A	14,021	268,783
TCF Financial Corp.	46,280	585,442
Texas Capital Bancshares Inc.[a]	11,796	551,581
Tompkins Financial Corp.	3,778	245,570
TowneBank/Portsmouth VA	15,351	332,349
TriCo Bancshares	7,014	193,586
Tristate Capital Holdings Inc.[a,b]	5,904	81,062
Triumph Bancorp. Inc.[a,b]	2,785	44,560
Trustmark Corp.	19,734	490,390
U.S. Bancorp.	445,815	17,979,719
UMB Financial Corp.	12,091	643,362
Umpqua Holdings Corp.	57,768	893,671
Union Bankshares Corp.	11,438	282,633
Union Bankshares Inc./Morrisville VT	1,056	38,396

Security	Shares	Value
United Bankshares Inc./WV	19,188	$719,742
United Community Banks Inc./GA	18,748	342,901
Univest Corp. of Pennsylvania	4,569	96,040
Valley National Bancorp.	65,035	593,119
Veritex Holdings Inc.[a]	2,244	35,949
Washington Trust Bancorp. Inc.	3,812	144,551
WashingtonFirst Bankshares Inc.	2,197	47,477
Webster Financial Corp.	25,388	861,923
Wells Fargo & Co.	1,255,058	59,401,895
WesBanco Inc.	10,335	320,902
West Bancorp. Inc.	3,973	73,858
Westamerica Bancorp.	7,206	354,968
Western Alliance Bancorp.[a]	25,358	827,939
Wilshire Bancorp. Inc.	17,015	177,296
Wintrust Financial Corp.	12,719	648,669
Yadkin Financial Corp.	13,475	338,088
Your Community Bankshares Inc.	1,336	49,646
Zions BanCorp.	55,152	1,385,970

		322,466,883
BEVERAGES — 1.96%
Boston Beer Co. Inc. (The)[a,b]	2,321	396,961
Brown-Forman Corp. Class A	7,154	772,847
Brown-Forman Corp. Class B	27,253	2,718,759
Coca-Cola Bottling Co. Consolidated	1,193	175,932
Coca-Cola Co. (The)	1,069,804	48,494,215
Constellation Brands Inc. Class A	45,380	7,505,852
Craft Brew Alliance Inc.[a,b]	2,701	31,115
Dr Pepper Snapple Group Inc.	50,785	4,907,354
MGP Ingredients Inc.	4,091	156,399
Molson Coors Brewing Co. Class B	47,042	4,757,357
Monster Beverage Corp.[a]	40,842	6,563,718
National Beverage Corp.[a,b]	2,873	180,453
PepsiCo Inc.	396,654	42,021,525
Primo Water Corp.[a]	5,738	67,766

		118,750,253
BIOTECHNOLOGY — 3.06%
AbbVie Inc.	444,354	27,509,956

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
ACADIA Pharmaceuticals Inc.[a,b]	23,716	$769,821
Acceleron Pharma Inc.[a,b]	6,339	215,399
Achillion Pharmaceuticals Inc.[a,b]	30,430	237,354
Acorda Therapeutics Inc.[a,b]	10,795	275,326
Adamas Pharmaceuticals Inc.[a,b]	3,327	50,371
Aduro Biotech Inc.[a]	9,031	102,141
Advaxis Inc.[a,b]	7,654	61,921
Adverum Biotechnologies Inc.[a]	5,881	18,584
Agenus Inc.[a,b]	23,677	95,892
Agios Pharmaceuticals Inc.[a,b]	8,230	344,796
Aimmune Therapeutics Inc.[a,b]	8,749	94,664
Akebia Therapeutics Inc.[a,b]	9,329	69,781
Alder Biopharmaceuticals Inc.[a,b]	12,485	311,750
Alexion Pharmaceuticals Inc.[a]	59,512	6,948,621
Alkermes PLC[a]	41,433	1,790,734
Alnylam Pharmaceuticals Inc.[a]	20,486	1,136,768
AMAG Pharmaceuticals Inc.[a,b]	9,288	222,169
Amgen Inc.	206,263	31,382,915
Amicus Therapeutics Inc.[a]	30,507	166,568
Anavex Life Sciences Corp.[a,b]	8,872	54,208
Anthera Pharmaceuticals Inc.[a]	8,648	26,722
Applied Genetic Technologies Corp./DEa	1,271	17,959
Ardelyx Inc.[a,b]	4,998	43,633
Arena Pharmaceuticals Inc.[a]	71,315	121,949
Argos Therapeutics Inc.[a]	2,898	17,765
ARIAD Pharmaceuticals Inc.[a,b]	45,669	337,494
Array BioPharma Inc.[a,b]	33,460	119,118
Arrowhead Pharmaceuticals Inc.[a,b]	13,565	72,166
Asterias Biotherapeutics Inc.[a]	2,798	6,715
Atara Biotherapeutics Inc.[a,b]	5,003	112,618
Athersys Inc.[a]	20,690	44,897
Avexis Inc.[a]	1,249	47,487
Axovant Sciences Ltd.[a]	3,726	47,842
Bellicum Pharmaceuticals Inc.[a,b]	7,959	103,149
BioCryst Pharmaceuticals Inc.[a]	18,325	52,043
Biogen Inc.[a]	60,279	14,576,668
BioMarin Pharmaceutical Inc.[a]	44,402	3,454,476
BioSpecifics Technologies Corp.[a]	951	37,983
BioTime Inc.[a,b]	20,408	53,265
Bluebird Bio Inc.[a,b]	9,401	406,969

Security	Shares	Value
Blueprint Medicines Corp.[a,b]	6,174	$125,023
Cara Therapeutics Inc.[a]	5,971	28,720
Celator Pharmaceuticals Inc.[a]	8,876	267,878
Celgene Corp.[a,b]	210,950	20,805,998
Celldex Therapeutics Inc.[a,b]	26,847	117,858
Cellular Biomedicine Group Inc.[a,b]	2,423	29,052
Cepheid[a]	18,449	567,307
ChemoCentryx Inc.[a,b]	6,441	28,920
Chimerix Inc.[a,b]	12,111	47,596
Cidara Therapeutics Inc.[a,b]	1,278	13,176
Clovis Oncology Inc.[a,b]	7,310	100,293
Coherus Biosciences Inc.[a,b]	5,974	100,901
Concert Pharmaceuticals Inc.[a]	4,190	47,054
Corvus Pharmaceuticals Inc.[a]	903	12,877
Curis Inc.[a]	27,095	42,268
Cytokinetics Inc.[a,b]	12,586	119,441
CytomX Therapeutics Inc.[a,b]	2,036	20,798
CytRx Corp.[a,b]	14,587	32,529
Dimension Therapeutics Inc.[a]	1,464	8,784
Dyax Corp.	40,743	45,225
Dynavax Technologies Corp.[a,b]	10,334	150,670
Eagle Pharmaceuticals Inc./DEa,b	2,192	85,028
Edge Therapeutics Inc.[a,b]	2,245	22,697
Editas Medicine Inc.[a,b]	1,812	44,213
Eiger Biopharmaceuticals Inc.[a]	941	18,651
Emergent BioSolutions Inc.[a]	9,011	253,389
Enanta Pharmaceuticals Inc.[a,b]	4,181	92,191
Epizyme Inc.[a,b]	8,515	87,194
Esperion Therapeutics Inc.[a,b]	3,393	33,523
Exact Sciences Corp.[a,b]	24,752	303,212
Exelixis Inc.[a]	59,848	467,413
FibroGen Inc.[a]	12,319	202,155
Five Prime Therapeutics Inc.[a,b]	6,339	262,118
Flexion Therapeutics Inc.[a]	4,399	65,831
Fortress Biotech Inc.[a]	9,262	24,915
Foundation Medicine Inc.[a,b]	3,764	70,236
Galena Biopharma Inc.[a,b]	63,575	29,632
Genomic Health Inc.[a,b]	4,145	107,335
Geron Corp.[a,b]	36,734	98,447
Gilead Sciences Inc.	363,830	30,350,699

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Global Blood Therapeutics Inc.[a,b]	1,815	$30,111
GlycoMimetics Inc.[a]	2,783	20,232
Halozyme Therapeutics Inc.[a,b]	29,346	253,256
Heron Therapeutics Inc.[a,b]	7,417	133,877
Idera Pharmaceuticals Inc.[a,b]	30,032	45,949
Ignyta Inc.[a]	4,423	23,973
Immune Design Corp.[a]	4,269	34,835
ImmunoGen Inc.[a,b]	21,739	66,956
Immunomedics Inc.[a,b]	33,300	77,256
Incyte Corp.[a]	44,501	3,559,190
Infinity Pharmaceuticals Inc.[a]	12,494	16,617
Inotek Pharmaceuticals Corp.[a]	4,743	35,288
Inovio Pharmaceuticals Inc.[a,b]	23,686	218,859
Insmed Inc.[a]	17,643	173,960
Insys Therapeutics Inc.[a,b]	6,407	82,907
Intellia Therapeutics Inc.[a,b]	1,898	40,522
Intercept Pharmaceuticals Inc.[a,b]	4,659	664,746
Intrexon Corp.[a,b]	14,095	346,878
Invitae Corp.[a,b]	1,915	14,152
Ionis Pharmaceuticals Inc.[a,b]	31,865	742,136
Ironwood Pharmaceuticals Inc.[a]	36,872	482,101
Juno Therapeutics Inc.[a,b]	17,042	655,094
Karyopharm Therapeutics Inc.[a]	6,217	41,716
Keryx Biopharmaceuticals Inc.[a,b]	25,724	170,293
Kite Pharma Inc.[a,b]	10,527	526,350
La Jolla Pharmaceutical Co.[a]	3,010	48,160
Lexicon Pharmaceuticals Inc.[a,b]	9,354	134,230
Ligand Pharmaceuticals Inc.[a,b]	5,229	623,663
Lion Biotechnologies Inc.[a,b]	11,188	90,623
Loxo Oncology Inc.[a,b]	3,176	73,620
MacroGenics Inc.[a]	9,228	249,064
MannKind Corp.[a,b]	59,395	68,898
Medgenics Inc.[a]	4,419	24,525
MediciNova Inc.[a]	8,069	60,921
Medivation Inc.[a]	43,004	2,593,141
Merrimack Pharmaceuticals Inc.[a,b]	28,711	154,752
MiMedx Group Inc.[a,b]	28,078	224,062
Minerva Neurosciences Inc.[a]	4,346	44,373
Mirati Therapeutics Inc.[a,b]	3,036	16,577
Momenta Pharmaceuticals Inc.[a,b]	15,836	171,029

Security	Shares	Value
Myriad Genetics Inc.[a,b]	19,633	$600,770
NantKwest Inc.[a,b]	1,747	10,866
Natera Inc.[a,b]	8,471	102,203
Neurocrine Biosciences Inc.[a]	22,584	1,026,443
NewLink Genetics Corp.[a,b]	6,041	68,022
Novavax Inc.[a,b]	70,965	515,916
OncoMed Pharmaceuticals Inc.[a]	3,419	42,088
Ophthotech Corp.[a]	8,173	417,068
OPKO Health Inc.[a,b]	87,393	816,251
Organovo Holdings Inc.[a,b]	16,342	60,792
Osiris Therapeutics Inc.[b]	4,220	21,480
Otonomy Inc.[a,b]	4,897	77,764
OvaScience Inc.[a]	7,335	38,215
PDL BioPharma Inc.	46,545	146,151
Pfenex Inc.[a,b]	3,952	33,078
PharmAthene Inc.[a]	16,932	41,314
Portola Pharmaceuticals Inc.[a]	13,260	312,936
Progenics Pharmaceuticals Inc.[a,b]	21,807	92,026
Proteostasis Therapeutics Inc.[a]	1,721	20,876
Prothena Corp. PLC[a]	8,809	307,963
PTC Therapeutics Inc.[a,b]	8,790	61,706
Puma Biotechnology Inc.[a,b]	6,438	191,788
Radius Health Inc.[a,b]	8,755	321,746
Raptor Pharmaceutical Corp.[a]	19,852	106,605
Regeneron Pharmaceuticals Inc.[a]	21,311	7,442,440
REGENXBIO Inc.[a,b]	1,918	15,344
Regulus Therapeutics Inc.[a,b]	9,992	28,877
Repligen Corp.[a]	8,062	220,576
Retrophin Inc.[a,b]	9,894	176,212
Rigel Pharmaceuticals Inc.[a]	22,177	49,455
Sage Therapeutics Inc.[a,b]	6,979	210,277
Sangamo BioSciences Inc.[a,b]	19,638	113,704
Sarepta Therapeutics Inc.[a,b]	11,340	216,254
Seattle Genetics Inc.[a,b]	27,806	1,123,640
Seres Therapeutics Inc.[a,b]	4,657	135,286
Sorrento Therapeutics Inc.[a,b]	7,087	39,687
Spark Therapeutics Inc.[a,b]	4,531	231,670
Spectrum Pharmaceuticals Inc.[a]	15,556	102,203
Stemline Therapeutics Inc.[a]	2,348	15,896
Syndax Pharmaceuticals Inc.[a]	1,281	12,618
Synergy Pharmaceuticals Inc.[a,b]	47,669	181,142

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Synthetic Biologics Inc.[a,b]	20,566	$37,019
T2 Biosystems Inc.[a,b]	1,563	12,332
TESARO Inc.[a,b]	6,677	561,202
TG Therapeutics Inc.[a,b]	8,584	52,019
Tobira Therapeutics Inc.[a,b]	463	5,815
Tokai Pharmaceuticals Inc.[a,b]	1,516	8,353
Trevena Inc.[a]	11,958	75,335
TrovaGene Inc.[a,b]	6,560	29,717
Ultragenyx Pharmaceutical Inc.[a]	10,125	495,214
United Therapeutics Corp.[a]	12,061	1,277,501
Vanda Pharmaceuticals Inc.[a]	12,834	143,612
Versartis Inc.[a,b]	5,943	65,730
Vertex Pharmaceuticals Inc.[a]	67,436	5,800,845
Vitae Pharmaceuticals Inc.[a,b]	5,943	64,125
Vital Therapies Inc.[a,b]	4,442	27,540
Voyager Therapeutics Inc.[a,b]	1,500	16,485
vTv Therapeutics Inc. Class Aa	1,608	9,326
XBiotech Inc.[a,b]	5,245	109,725
Xencor Inc.[a]	7,193	136,595
Zafgen Inc.[a]	4,181	25,044
ZIOPHARM Oncology Inc.[a,b]	32,762	179,863

		184,809,541
BUILDING PRODUCTS — 0.31%
AAON Inc.	10,798	297,053
Advanced Drainage Systems Inc.	8,649	236,723
Allegion PLC	26,034	1,807,541
American Woodmark Corp.[a]	3,134	208,035
AO Smith Corp.	19,889	1,752,420
Apogee Enterprises Inc.	7,493	347,300
Armstrong Flooring Inc.[a]	5,162	87,496
Armstrong World Industries Inc.[a]	12,552	491,411
Builders FirstSource Inc.[a]	22,227	250,054
Caesarstone Ltd.[a]	6,477	225,140
Continental Building Products Inc.[a]	8,016	178,196
CSW Industrials Inc.[a]	3,918	127,766
Fortune Brands Home & Security Inc.	41,836	2,425,233
Gibraltar Industries Inc.[a]	7,984	252,055
Griffon Corp.	7,530	126,956
Insteel Industries Inc.	4,561	130,399
Lennox International Inc.	11,168	1,592,557

Security	Shares	Value
Masco Corp.	90,896	$2,812,322
Masonite International Corp.[a]	8,672	573,566
NCI Building Systems Inc.[a]	7,861	125,697
Nortek Inc.[a]	2,966	175,913
Owens Corning	32,355	1,666,930
Patrick Industries Inc.[a]	4,152	250,324
PGT Inc.[a]	11,063	113,949
Ply Gem Holdings Inc.[a]	4,097	59,693
Quanex Building Products Corp.	9,613	178,706
Simpson Manufacturing Co. Inc.	12,295	491,431
Trex Co. Inc.[a]	9,029	405,583
Universal Forest Products Inc.	5,155	477,817
USG Corp.[a]	24,270	654,319

		18,522,585
CAPITAL MARKETS — 1.69%
Affiliated Managers Group Inc.[a]	14,868	2,092,968
Ameriprise Financial Inc.	43,011	3,864,538
Arlington Asset Investment Corp. Class Ab	5,806	75,536
Artisan Partners Asset Management Inc.	9,229	255,459
Associated Capital Group Inc.	1,719	49,301
B. Riley Financial Inc.	2,525	24,190
Bank of New York Mellon Corp. (The)	287,355	11,163,742
BGC Partners Inc. Class A	60,071	523,218
BlackRock Inc.[c]	34,279	11,741,586
Calamos Asset Management Inc. Class A	5,015	36,660
Charles Schwab Corp. (The)	319,536	8,087,456
Cohen & Steers Inc.	4,830	195,325
Cowen Group Inc. Class Aa,b	26,761	79,213
Diamond Hill Investment Group Inc.	741	139,619
E*TRADE Financial Corp.[a]	76,459	1,796,022
Eaton Vance Corp. NVS	31,272	1,105,152
Evercore Partners Inc. Class A	9,900	437,481
FBR & Co.	1,701	25,396
Federated Investors Inc. Class B	27,007	777,261
Fifth Street Asset Management Inc.	1,601	6,468
Financial Engines Inc.	13,993	361,999

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Franklin Resources Inc.	98,817	$3,297,523
GAMCO Investors Inc. Class A	1,811	59,346
Goldman Sachs Group Inc. (The)	105,901	15,734,771
Greenhill & Co. Inc.	7,836	126,160
Hennessy Advisors Inc.	784	26,240
Houlihan Lokey Inc.	3,195	71,472
Interactive Brokers Group Inc. Class A	17,132	606,473
INTL. FCStone Inc.[a]	3,696	100,864
Invesco Ltd.	112,698	2,878,307
Investment Technology Group Inc.	10,490	175,393
Janus Capital Group Inc.	38,896	541,432
KCG Holdings Inc. Class Aa	13,812	183,700
Ladenburg Thalmann Financial Services Inc.[a,b]	27,265	64,345
Lazard Ltd. Class A	35,604	1,060,287
Legg Mason Inc.	28,591	843,149
LPL Financial Holdings Inc.	24,155	544,212
Manning & Napier Inc.	4,061	38,580
Medley Management Inc.	1,539	9,049
Moelis & Co. Class A	4,395	98,888
Morgan Stanley	391,742	10,177,457
Northern Trust Corp.	56,736	3,759,327
NorthStar Asset Management Group Inc./New York	51,792	528,796
OM Asset Management PLC	11,218	149,760
Oppenheimer Holdings Inc. Class A	2,680	41,433
Piper Jaffray Companies[a]	3,947	148,802
PJT Partners Inc.	4,817	110,791
Pzena Investment Management Inc. Class A	2,942	22,389
Raymond James Financial Inc.	34,106	1,681,426
Safeguard Scientifics Inc.[a]	5,564	69,494
SEI Investments Co.	34,962	1,682,022
Silvercrest Asset Management Group Inc.	1,911	23,391
State Street Corp.	108,189	5,833,551
Stifel Financial Corp.[a]	17,436	548,362
T Rowe Price Group Inc.	66,522	4,854,110
TD Ameritrade Holding Corp.	68,106	1,939,318
Virtu Financial Inc.	4,719	84,942

Security	Shares	Value
Virtus Investment Partners Inc.	1,973	$140,438
Waddell & Reed Financial Inc. Class A	22,731	391,428
Westwood Holdings Group Inc.	1,771	91,738
Wins Finance Holdings Inc.[a]	383	5,937
WisdomTree Investments Inc.	29,942	293,132

		101,876,825
CHEMICALS — 2.13%
A Schulman Inc.	7,713	188,352
AgroFresh Solutions Inc.[a]	5,982	31,764
Air Products & Chemicals Inc.	53,679	7,624,565
Albemarle Corp.	30,547	2,422,683
American Vanguard Corp.	7,209	108,928
Ashland Inc.	17,425	1,999,867
Axalta Coating Systems Ltd.[a]	44,855	1,190,003
Axiall Corp.	18,153	591,969
Balchem Corp.	8,808	525,397
Cabot Corp.	16,629	759,280
Calgon Carbon Corp.	14,913	196,106
Celanese Corp. Series A	40,399	2,644,115
CF Industries Holdings Inc.	63,915	1,540,352
Chase Corp.	1,682	99,356
Chemours Co. (The)	47,703	393,073
Chemtura Corp.[a]	19,010	501,484
Codexis Inc.[a]	9,097	36,661
Dow Chemical Co. (The)	307,930	15,307,200
Eastman Chemical Co.	40,226	2,731,345
Ecolab Inc.	71,337	8,460,568
EI du Pont de Nemours & Co.	240,020	15,553,296
Ferro Corp.[a]	23,629	316,156
Flotek Industries Inc.[a,b]	14,606	192,799
FMC Corp.	36,977	1,712,405
FutureFuel Corp.	5,090	55,379
GCP Applied Technologies Inc.[a]	19,203	500,046
Hawkins Inc.	2,352	102,100
HB Fuller Co.	13,017	572,618
Huntsman Corp.	57,304	770,739
Ingevity Corp.[a]	11,831	402,727
Innophos Holdings Inc.	5,723	241,568
Innospec Inc.	5,993	275,618
International Flavors & Fragrances Inc.	21,864	2,756,395
KMG Chemicals Inc.	2,036	52,916

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Koppers Holdings Inc.[a]	5,536	$170,121
Kraton Performance Polymers Inc.[a]	8,508	237,628
Kronos Worldwide Inc.	5,255	27,589
LSB Industries Inc.[a,b]	4,919	59,422
LyondellBasell Industries NV Class A	95,094	7,076,896
Minerals Technologies Inc.	9,330	529,944
Monsanto Co.	119,696	12,377,763
Mosaic Co. (The)	94,657	2,478,120
NewMarket Corp.	2,014	834,561
Olin Corp.	45,349	1,126,469
OMNOVA Solutions Inc.[a]	11,972	86,797
Platform Specialty Products Corp.[a,b]	44,278	393,189
PolyOne Corp.	24,305	856,508
PPG Industries Inc.	72,755	7,577,433
Praxair Inc.	78,463	8,818,457
Quaker Chemical Corp.	3,297	294,092
Rayonier Advanced Materials Inc.	10,959	148,933
RPM International Inc.	35,703	1,783,365
Scotts Miracle-Gro Co. (The) Class A	11,977	837,312
Sensient Technologies Corp.	12,103	859,797
Sherwin-Williams Co. (The)	21,954	6,447,231
Stepan Co.	4,910	292,292
TerraVia Holdings Inc.[a,b]	19,749	51,742
Trecora Resources[a,b]	5,182	54,048
Tredegar Corp.	6,224	100,331
Trinseo SAa	7,681	329,745
Tronox Ltd. Class A	16,077	70,900
Valhi Inc.	5,037	7,908
Valspar Corp. (The)	21,481	2,320,592
Westlake Chemical Corp.	10,268	440,703
WR Grace & Co.	20,060	1,468,593

		129,016,311
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	16,085	586,781
ACCO Brands Corp.[a]	29,468	304,404
Aqua Metals Inc.[a,b]	2,921	34,366
ARC Document Solutions Inc.[a]	9,518	37,025

Security	Shares	Value
Brady Corp. Class A	14,073	$430,071
Brink’s Co. (The)	12,420	353,846
Casella Waste Systems Inc. Class Aa	9,732	76,396
CECO Environmental Corp.	11,416	99,776
Cintas Corp.	24,609	2,414,881
Clean Harbors Inc.[a]	14,319	746,163
CompX International Inc.	433	4,980
Copart Inc.[a]	26,768	1,311,900
Covanta Holding Corp.	31,623	520,198
Deluxe Corp.	13,352	886,172
Ennis Inc.	6,901	132,361
Essendant Inc.	10,627	324,761
G&K Services Inc. Class A	5,869	449,389
Healthcare Services Group Inc.	19,525	807,945
Heritage-Crystal Clean Inc.[a,b]	2,009	24,530
Herman Miller Inc.	15,286	456,899
HNI Corp.	11,864	551,557
InnerWorkings Inc.[a]	11,566	95,651
Interface Inc.	18,515	282,354
KAR Auction Services Inc.	38,270	1,597,390
Kimball International Inc. Class B	8,571	97,538
Knoll Inc.	12,527	304,156
Matthews International Corp. Class A	9,260	515,226
McGrath RentCorp	6,539	200,028
Mobile Mini Inc.	12,169	421,534
MSA Safety Inc.	8,114	426,228
Multi-Color Corp.	3,586	227,352
NL Industries Inc.[a]	1,740	4,472
Pitney Bowes Inc.	52,518	934,820
Quad/Graphics Inc.	6,694	155,903
Republic Services Inc.	65,453	3,358,393
Rollins Inc.	25,026	732,511
RR Donnelley & Sons Co.	58,155	983,983
SP Plus Corp.[a]	4,041	91,246
Steelcase Inc. Class A	22,011	298,689
Stericycle Inc.[a]	22,573	2,350,301
Team Inc.[a,b]	7,227	179,446
Tetra Tech Inc.	16,564	509,260
TRC Companies Inc.[a]	7,015	44,335
Tyco International PLC	109,285	4,655,541

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
U.S. Ecology Inc.	5,634	$258,882
UniFirst Corp./MA	3,802	439,967
Viad Corp.	5,181	160,611
VSE Corp.	1,047	69,940
Waste Management Inc.	121,666	8,062,806
West Corp.	13,528	265,961

		38,278,925
COMMUNICATIONS EQUIPMENT — 1.07%
ADTRAN Inc.	12,028	224,322
Aerohive Networks Inc.[a]	2,488	16,471
Applied Optoelectronics Inc.[a,b]	5,919	65,997
Arista Networks Inc.[a]	10,588	681,655
ARRIS International PLC[a]	51,366	1,076,631
Bel Fuse Inc. Class B	2,878	51,171
Black Box Corp.	4,611	60,312
Brocade Communications Systems Inc.	127,121	1,166,971
CalAmp Corp.[a,b]	8,894	131,720
Calix Inc.[a,b]	10,420	72,002
Ciena Corp.[a]	37,665	706,219
Cisco Systems Inc.	1,382,216	39,655,777
Clearfield Inc.[a,b]	2,982	53,348
CommScope Holding Co. Inc.[a]	34,854	1,081,520
Comtech Telecommunications Corp.	4,707	60,438
Digi International Inc.[a]	6,839	73,382
EchoStar Corp. Class Aa	13,120	520,864
EMCORE Corp.[a]	10,771	63,980
Extreme Networks Inc.[a]	24,498	83,048
F5 Networks Inc.[a,b]	18,045	2,054,243
Finisar Corp.[a]	27,317	478,321
Harmonic Inc.[a]	26,508	75,548
Harris Corp.	34,183	2,852,230
Infinera Corp.[a,b]	40,222	453,704
InterDigital Inc./PA	9,450	526,176
Ixia[a]	14,710	144,452
Juniper Networks Inc.	102,281	2,300,300
KVH Industries Inc.[a]	3,822	29,429
Lumentum Holdings Inc.[a]	12,096	292,723
Motorola Solutions Inc.	47,627	3,141,953
NETGEAR Inc.[a]	8,188	389,258
NetScout Systems Inc.[a]	27,074	602,396
Oclaro Inc.[a,b]	24,483	119,477

Security	Shares	Value
Palo Alto Networks Inc.[a,b]	23,764	$2,914,417
Plantronics Inc.	9,854	433,576
Polycom Inc.[a]	36,356	409,005
ShoreTel Inc.[a,b]	14,621	97,814
Silicom Ltd.	1,527	45,657
Sonus Networks Inc.[a]	14,352	124,719
Ubiquiti Networks Inc.[a,b]	7,714	298,223
ViaSat Inc.[a,b]	12,470	890,358
Viavi Solutions Inc.[a]	60,417	400,565

		64,920,372
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	42,410	1,347,366
Aegion Corp.[a]	10,355	202,026
Ameresco Inc. Class Aa,b	5,222	22,820
Argan Inc.	3,167	132,127
Chicago Bridge & Iron Co. NV	28,370	982,453
Comfort Systems USA Inc.	9,680	315,278
Dycom Industries Inc.[a]	8,769	787,105
EMCOR Group Inc.	17,538	863,922
Fluor Corp.	38,420	1,893,337
Granite Construction Inc.	10,103	460,192
Great Lakes Dredge & Dock Corp.[a]	15,604	68,033
HC2 Holdings Inc.[a]	6,963	29,941
IES Holdings Inc.[a]	2,128	26,430
Jacobs Engineering Group Inc.[a]	32,790	1,633,270
KBR Inc.	38,878	514,745
Layne Christensen Co.[a]	4,920	39,852
MasTec Inc.[a,b]	17,790	397,073
MYR Group Inc.[a]	5,448	131,188
NV5 Global Inc.[a,b]	1,359	38,650
Orion Group Holdings Inc.[a,b]	6,904	36,660
Primoris Services Corp.	9,447	178,832
Quanta Services Inc.[a]	41,033	948,683
Tutor Perini Corp.[a,b]	9,398	221,323
Valmont Industries Inc.	6,402	865,998

		12,137,304
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	13,511	1,042,374
Headwaters Inc.[a]	19,084	342,367
Martin Marietta Materials Inc.	17,416	3,343,872
Summit Materials Inc. Class Aa	16,877	345,303

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
U.S. Concrete Inc.[a]	3,539	$215,561
U.S. Lime & Minerals Inc.	387	22,829
Vulcan Materials Co.	36,083	4,342,950

		9,655,256
CONSUMER FINANCE — 0.68%
Ally Financial Inc.[a]	121,594	2,075,610
American Express Co.	219,581	13,341,742
Capital One Financial Corp.	140,730	8,937,762
Cash America International Inc.	7,676	327,151
Credit Acceptance Corp.[a,b]	2,219	410,692
Discover Financial Services	112,058	6,005,188
Encore Capital Group Inc.[a,b]	7,476	175,910
Enova International Inc.[a]	7,025	51,704
Ezcorp Inc. Class Aa	12,547	94,855
First Cash Financial Services Inc.	7,511	385,540
Green Dot Corp. Class Aa	12,557	288,685
LendingClub Corp.[a,b]	88,114	378,890
Navient Corp.	89,968	1,075,118
Nelnet Inc. Class A	6,177	214,651
OneMain Holdings Inc.[a,b]	13,760	314,003
PRA Group Inc.[a,b]	12,988	313,530
Regional Management Corp.[a]	4,838	70,925
Santander Consumer USA Holdings Inc.[a]	29,442	304,136
SLM Corp.[a]	115,153	711,646
Synchrony Financial[a]	229,043	5,790,207
World Acceptance Corp.[a]	2,393	109,121

		41,377,066
CONTAINERS & PACKAGING — 0.45%
AEP Industries Inc.	1,087	87,460
AptarGroup Inc.	17,269	1,366,496
Avery Dennison Corp.	24,841	1,856,865
Ball Corp.	46,815	3,384,256
Bemis Co. Inc.	26,870	1,383,536
Berry Plastics Group Inc.[a]	33,066	1,284,614
Crown Holdings Inc.[a]	37,552	1,902,760
Graphic Packaging Holding Co.	90,702	1,137,403
Greif Inc.	1,555	85,136
Greif Inc. Class A	8,129	302,968
International Paper Co.	112,452	4,765,716
Multi Packaging Solutions International Ltd.[a]	5,037	67,244

Security	Shares	Value
Myers Industries Inc.	6,957	$100,181
Owens-Illinois Inc.[a]	42,676	768,595
Packaging Corp. of America	25,584	1,712,337
Sealed Air Corp.	53,928	2,479,070
Silgan Holdings Inc.	11,441	588,754
Sonoco Products Co.	27,885	1,384,769
UFP Technologies Inc.[a]	1,741	39,242
WestRock Co.	68,603	2,666,599

		27,364,001
DISTRIBUTORS — 0.14%
Core-Mark Holding Co. Inc.	11,980	561,383
Genuine Parts Co.	40,031	4,053,139
LKQ Corp.[a]	83,765	2,655,350
Pool Corp.	11,050	1,039,032
Weyco Group Inc.	1,722	47,837

		8,356,741
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	4,788	134,543
Apollo Education Group Inc.[a]	25,189	229,724
Ascent Capital Group Inc. Class Aa,b	3,728	57,374
Bridgepoint Education Inc.[a,b]	4,586	33,203
Bright Horizons Family Solutions Inc.[a]	11,844	785,376
Cambium Learning Group Inc.[a,b]	3,411	15,384
Capella Education Co.	2,884	151,814
Career Education Corp.[a]	23,752	141,324
Carriage Services Inc.	4,130	97,798
Chegg Inc.[a]	18,937	94,685
Collectors Universe Inc.	1,803	35,609
DeVry Education Group Inc.	16,274	290,328
Graham Holdings Co. Class B	1,174	574,720
Grand Canyon Education Inc.[a]	13,639	544,469
H&R Block Inc.	62,761	1,443,503
Houghton Mifflin Harcourt Co.[a,b]	35,810	559,710
K12 Inc.[a]	9,266	115,732
Liberty Tax Inc.	1,177	15,678
LifeLock Inc.[a]	24,855	392,957
Regis Corp.[a]	8,237	102,551
Service Corp. International/U.S.	51,361	1,388,801
ServiceMaster Global Holdings Inc.[a]	36,952	1,470,690

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Sotheby’s	15,938	$436,701
Strayer Education Inc.[a,b]	3,071	150,878
Weight Watchers International Inc.[a,b]	6,929	80,584

		9,344,136
DIVERSIFIED FINANCIAL SERVICES — 1.94%
BBX Capital Corp.[a,b]	1,460	22,440
Berkshire Hathaway Inc. Class Ba	519,361	75,198,279
CBOE Holdings Inc.	22,597	1,505,412
CME Group Inc./IL	92,622	9,021,383
FactSet Research Systems Inc.	10,900	1,759,478
FNFV Group[a,b]	17,472	200,404
GAIN Capital Holdings Inc.	10,485	66,265
Intercontinental Exchange Inc.	32,257	8,256,502
Leucadia National Corp.	90,557	1,569,353
MarketAxess Holdings Inc.	10,235	1,488,169
Marlin Business Services Corp.	2,176	35,469
Moody’s Corp.	46,414	4,349,456
Morningstar Inc.	5,427	443,820
MSCI Inc.	24,927	1,922,370
Nasdaq Inc.	30,630	1,980,842
NewStar Financial Inc.[a,b]	6,809	57,332
On Deck Capital Inc.[a,b]	16,207	83,466
PICO Holdings Inc.[a]	5,955	56,334
Resource America Inc. Class A	3,139	30,511
S&P Global Inc.	72,315	7,756,507
Tiptree Financial Inc.[b]	11,712	64,182
Value Line Inc.	318	5,199
Voya Financial Inc.	54,762	1,355,907

		117,229,080
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.55%
8x8 Inc.[a]	24,907	363,891
AT&T Inc.	1,692,032	73,112,703
ATN International Inc.	3,235	251,715
CenturyLink Inc.	147,354	4,274,740
Cincinnati Bell Inc.[a]	51,258	234,249
Cogent Communications Holdings Inc.	12,295	492,538
Consolidated Communications Holdings Inc.	13,051	355,509

Security	Shares	Value
Fairpoint Communications Inc.[a]	5,566	$81,709
Frontier Communications Corp.	319,576	1,578,705
General Communication Inc. Class Aa	9,596	151,617
Globalstar Inc.[a,b]	122,498	148,223
Hawaiian Telcom Holdco Inc.[a]	2,720	57,637
IDT Corp. Class B	3,941	55,923
Inteliquent Inc.	7,752	154,187
Intelsat SAa	5,835	15,054
Iridium Communications Inc.[a,b]	24,829	220,482
Level 3 Communications Inc.[a]	80,183	4,128,623
Lumos Networks Corp.[a]	8,822	106,746
ORBCOMM Inc.[a,b]	13,357	132,902
pdvWireless Inc.[a,b]	3,277	70,095
SBA Communications Corp. Class Aa	34,098	3,680,538
Straight Path Communications Inc. Class Ba,b	2,271	62,839
Verizon Communications Inc.	1,120,681	62,578,827
Vonage Holdings Corp.[a]	52,414	319,725
Windstream Holdings Inc.[b]	26,848	248,881
Zayo Group Holdings Inc.[a]	44,468	1,241,991

		154,120,049
ELECTRIC UTILITIES — 2.09%
ALLETE Inc.	13,956	901,976
Alliant Energy Corp.	62,298	2,473,231
American Electric Power Co. Inc.	135,003	9,462,360
Avangrid Inc.	15,208	700,480
Duke Energy Corp.	189,238	16,234,728
Edison International	86,758	6,738,494
El Paso Electric Co.	10,485	495,626
Empire District Electric Co. (The)	10,996	373,534
Entergy Corp.	49,012	3,987,126
Eversource Energy	87,044	5,213,936
Exelon Corp.	243,424	8,850,897
FirstEnergy Corp.	117,202	4,091,522
Genie Energy Ltd. Class B	3,311	22,415
Great Plains Energy Inc.	42,425	1,289,720
Hawaiian Electric Industries Inc.	28,392	930,974
IDACORP Inc.	13,978	1,137,110
ITC Holdings Corp.	42,113	1,971,731

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
MGE Energy Inc.	9,045	$511,178
NextEra Energy Inc.	126,410	16,483,864
OGE Energy Corp.	54,556	1,786,709
Otter Tail Corp.	9,554	319,963
PG&E Corp.	136,167	8,703,795
Pinnacle West Capital Corp.	29,960	2,428,558
PNM Resources Inc.	21,553	763,838
Portland General Electric Co.	23,735	1,047,188
PPL Corp.	185,880	7,016,970
Southern Co. (The)	257,847	13,828,335
Spark Energy Inc. Class A	784	25,911
Westar Energy Inc.	38,721	2,171,861
Xcel Energy Inc.	139,268	6,236,421

		126,200,451
ELECTRICAL EQUIPMENT — 0.54%
Acuity Brands Inc.	11,796	2,924,936
Allied Motion Technologies Inc.	1,635	38,030
American Superconductor Corp.[a]	3,188	26,907
AMETEK Inc.	63,096	2,916,928
AZZ Inc.	6,604	396,108
Babcock & Wilcox Enterprises Inc.[a]	14,621	214,783
Eaton Corp. PLC	125,424	7,491,576
Emerson Electric Co.	175,812	9,170,354
Encore Wire Corp.	5,425	202,244
Energous Corp.[a]	4,028	52,163
EnerSys	12,584	748,370
FuelCell Energy Inc.[a,b]	5,150	32,033
Generac Holdings Inc.[a,b]	17,953	627,637
General Cable Corp.	12,939	164,455
Hubbell Inc.	15,025	1,584,687
LSI Industries Inc.	4,973	55,051
Plug Power Inc.[a,b]	43,694	81,271
Powell Industries Inc.	2,297	90,364
Power Solutions International Inc.[a,b]	1,373	24,508
Preformed Line Products Co.	672	27,142
Regal Beloit Corp.	11,722	645,296
Rockwell Automation Inc.	35,548	4,081,621
Solarcity Corp.[a,b]	18,665	446,653
Sunrun Inc.[a,b]	16,581	98,325
Thermon Group Holdings Inc.[a]	9,310	178,845

Security	Shares	Value
Vicor Corp.[a]	4,998	$50,330

		32,370,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.67%
Agilysys Inc.[a]	3,820	39,995
Amphenol Corp. Class A	82,208	4,712,985
Anixter International Inc.[a]	8,106	431,888
Arrow Electronics Inc.[a]	24,888	1,540,567
Avnet Inc.	34,623	1,402,578
AVX Corp.	12,612	171,271
Badger Meter Inc.	3,801	277,587
Belden Inc.	11,348	685,079
Benchmark Electronics Inc.[a]	14,960	316,404
CDW Corp./DE	44,391	1,779,191
Cognex Corp.	23,631	1,018,496
Coherent Inc.[a]	6,804	624,471
Control4 Corp.[a]	3,051	24,896
Corning Inc.	295,074	6,043,116
CTS Corp.	8,786	157,445
Daktronics Inc.	9,501	59,381
Dolby Laboratories Inc. Class A	13,151	629,275
DTS Inc./CAa	4,776	126,325
Electro Rent Corp.	5,003	77,096
Electro Scientific Industries Inc.[a]	7,473	43,642
ePlus Inc.[a]	1,300	106,327
Fabrinet[a]	9,842	365,335
FARO Technologies Inc.[a]	4,486	151,761
FEI Co.	11,517	1,230,937
Fitbit Inc.[a,b]	34,016	415,676
FLIR Systems Inc.	36,982	1,144,593
II-VI Inc.[a]	17,346	325,411
Ingram Micro Inc. Class A	39,647	1,378,923
Insight Enterprises Inc.[a]	11,570	300,820
InvenSense Inc.[a]	18,470	113,221
IPG Photonics Corp.[a,b]	9,210	736,800
Itron Inc.[a]	10,468	451,171
Jabil Circuit Inc.	52,797	975,161
Keysight Technologies Inc.[a]	47,060	1,368,975
Kimball Electronics Inc.[a]	6,428	80,029
Knowles Corp.[a,b]	22,306	305,146
Littelfuse Inc.	6,418	758,543
Maxwell Technologies Inc.[a,b]	8,560	45,197

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Mesa Laboratories Inc.	724	$89,052
Methode Electronics Inc.	9,852	337,234
MTS Systems Corp.	4,159	182,331
Multi-Fineline Electronix Inc.[a]	2,264	52,525
National Instruments Corp.	29,416	805,998
Novanta Inc.[a]	7,669	116,185
OSI Systems Inc.[a]	5,141	298,846
Park Electrochemical Corp.	5,492	79,799
PC Connection Inc.	2,324	55,311
Plexus Corp.[a]	9,075	392,040
QLogic Corp.[a]	22,590	332,977
RadiSys Corp.[a]	9,680	43,366
Rofin-Sinar Technologies Inc.[a]	7,463	238,368
Rogers Corp.[a]	5,598	342,038
Sanmina Corp.[a]	21,414	574,109
ScanSource Inc.[a]	7,150	265,337
SYNNEX Corp.	7,684	728,597
Systemax Inc.[a,b]	3,047	25,991
Tech Data Corp.[a]	9,841	707,076
Trimble Navigation Ltd.[a]	70,844	1,725,760
TTM Technologies Inc.[a,b]	14,653	110,337
Universal Display Corp.[a]	11,415	773,937
VeriFone Systems Inc.[a]	29,801	552,511
Vishay Intertechnology Inc.	34,442	426,736
Vishay Precision Group Inc.[a]	3,119	41,857
Zebra Technologies Corp. Class Aa	13,554	679,055

		40,393,087
ENERGY EQUIPMENT & SERVICES — 1.10%
Archrock Inc.	18,081	170,323
Atwood Oceanics Inc.[b]	16,765	209,898
Baker Hughes Inc.	120,000	5,415,600
Bristow Group Inc.	9,391	107,151
CARBO Ceramics Inc.	5,113	66,980
Dawson Geophysical Co.[a]	5,482	44,678
Diamond Offshore Drilling Inc.	17,755	431,979
Dril-Quip Inc.[a]	10,563	617,196
Ensco PLC Class A	81,171	788,170
Era Group Inc.[a]	5,559	52,255
Exterran Corp.[a]	9,063	116,460
Fairmount Santrol Holdings Inc.[a,b]	16,111	124,216

Security	Shares	Value
FMC Technologies Inc.[a]	63,241	$1,686,637
Forum Energy Technologies Inc.[a,b]	15,514	268,547
Frank’s International NV	8,960	130,906
Geospace Technologies Corp.[a,b]	3,299	54,005
Halliburton Co.	235,093	10,647,362
Helix Energy Solutions Group Inc.[a]	27,638	186,833
Helmerich & Payne Inc.	26,371	1,770,285
Hornbeck Offshore Services Inc.[a,b]	9,157	76,369
Independence Contract Drilling Inc.[a]	2,689	14,601
Matrix Service Co.[a]	6,725	110,895
McDermott International Inc.[a,b]	61,533	303,973
Nabors Industries Ltd.	75,323	756,996
National Oilwell Varco Inc.	104,366	3,511,916
Natural Gas Services Group Inc.[a]	3,098	70,944
Newpark Resources Inc.[a]	23,503	136,082
Noble Corp. PLC	63,319	521,749
Oceaneering International Inc.	26,146	780,720
Oil States International Inc.[a]	14,045	461,800
Parker Drilling Co.[a]	31,235	71,528
Patterson-UTI Energy Inc.	41,413	882,925
PHI Inc. NVS[a,b]	3,539	63,277
Pioneer Energy Services Corp.[a]	15,965	73,439
RigNet Inc.[a,b]	3,186	42,660
Rowan Companies PLC Class A	32,442	572,926
RPC Inc.[b]	15,969	247,999
Schlumberger Ltd.	382,146	30,220,106
SEACOR Holdings Inc.[a,b]	5,188	300,645
Seadrill Ltd.[a]	98,734	319,898
Superior Energy Services Inc.	41,229	759,026
Tesco Corp.	7,945	53,152
TETRA Technologies Inc.[a]	20,516	130,687
Tidewater Inc.	12,880	56,801
Transocean Ltd.	94,500	1,123,605
U.S. Silica Holdings Inc.	17,186	592,401
Unit Corp.[a]	12,678	197,270
Weatherford International PLC[a]	240,137	1,332,760
Willbros Group Inc.[a,b]	11,752	29,733

		66,706,364

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.05%
Andersons Inc. (The)	7,272	$258,447
Casey’s General Stores Inc.	10,595	1,393,348
Chefs’ Warehouse Inc. (The)[a,b]	5,886	94,176
Costco Wholesale Corp.	119,661	18,791,563
CVS Health Corp.	294,694	28,214,004
Ingles Markets Inc. Class A	3,186	118,838
Kroger Co. (The)	260,877	9,597,665
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,952	25,474
Performance Food Group Co.[a]	9,935	267,351
PriceSmart Inc.	5,437	508,740
Rite Aid Corp.[a]	280,876	2,103,761
Smart & Final Stores Inc.[a,b]	7,278	108,369
SpartanNash Co.	9,565	292,498
Sprouts Farmers Market Inc.[a,b]	40,169	919,870
SUPERVALU Inc.[a]	68,196	321,885
Sysco Corp.	143,923	7,302,653
U.S. Foods Holding Corp.[a]	12,223	296,286
United Natural Foods Inc.[a]	12,790	598,572
Village Super Market Inc. Class A	1,345	38,857
Wal-Mart Stores Inc.	415,464	30,337,181
Walgreens Boots Alliance Inc.	236,011	19,652,636
Weis Markets Inc.	2,909	147,050
Whole Foods Market Inc.	87,253	2,793,841

		124,183,065
FOOD PRODUCTS — 1.86%
Alico Inc.	925	27,981
Amplify Snack Brands Inc.[a]	8,855	130,611
Archer-Daniels-Midland Co.	159,130	6,825,086
B&G Foods Inc.	17,877	861,671
Blue Buffalo Pet Products Inc.[a,b]	16,073	375,144
Bunge Ltd.	37,917	2,242,791
Cal-Maine Foods Inc.[b]	8,864	392,852
Calavo Growers Inc.	4,385	293,795
Campbell Soup Co.	50,969	3,390,968
ConAgra Foods Inc.	119,669	5,721,375
Darling Ingredients Inc.[a]	44,256	659,414
Dean Foods Co.[b]	26,086	471,896
Farmer Bros. Co.[a]	1,761	56,458
Flowers Foods Inc.	46,960	880,500
Fresh Del Monte Produce Inc.	9,661	525,848

Security	Shares	Value
Freshpet Inc.[a,b]	6,389	$59,609
General Mills Inc.	163,040	11,628,013
Hain Celestial Group Inc. (The)[a]	27,113	1,348,872
Hershey Co. (The)	38,426	4,360,967
Hormel Foods Corp.	74,105	2,712,243
Ingredion Inc.	19,410	2,511,848
Inventure Foods Inc.[a,b]	3,514	27,444
J&J Snack Foods Corp.	3,872	461,813
JM Smucker Co. (The)	31,753	4,839,475
John B Sanfilippo & Son Inc.	2,071	88,287
Kellogg Co.	67,689	5,526,807
Kraft Heinz Co. (The)	163,580	14,473,558
Lancaster Colony Corp.	4,826	615,846
Landec Corp.[a]	6,767	72,813
Lifeway Foods Inc.[a]	1,147	11,091
Limoneira Co.[b]	2,031	35,786
McCormick & Co. Inc./MD	31,682	3,379,519
Mead Johnson Nutrition Co.	51,365	4,661,374
Mondelez International Inc. Class A	410,191	18,667,792
Omega Protein Corp.[a]	4,946	98,871
Pilgrim’s Pride Corp.	15,854	403,960
Pinnacle Foods Inc.	32,158	1,488,594
Post Holdings Inc.[a,b]	17,476	1,445,090
Sanderson Farms Inc.	5,977	517,847
Seaboard Corp.[a]	73	209,557
Seneca Foods Corp. Class Aa	2,309	83,609
Snyder’s-Lance Inc.	21,899	742,157
Tootsie Roll Industries Inc.[b]	5,514	212,454
TreeHouse Foods Inc.[a]	15,110	1,551,042
Tyson Foods Inc. Class A	79,748	5,326,369
WhiteWave Foods Co. (The)[a]	46,815	2,197,496

		112,616,593
GAS UTILITIES — 0.27%
AGL Resources Inc.	32,373	2,135,647
Atmos Energy Corp.	27,973	2,274,764
Chesapeake Utilities Corp.	3,877	256,580
Delta Natural Gas Co. Inc.	1,856	50,001
National Fuel Gas Co.	20,168	1,147,156
New Jersey Resources Corp.	23,880	920,574
Northwest Natural Gas Co.	7,010	454,388
ONE Gas Inc.	14,676	977,275
Piedmont Natural Gas Co. Inc.	21,313	1,281,338

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Questar Corp.	48,283	$1,224,940
South Jersey Industries Inc.	22,061	697,569
Southwest Gas Corp.	13,109	1,031,809
Spire Inc.	12,403	878,628
UGI Corp.	47,513	2,149,963
WGL Holdings Inc.	13,485	954,603

		16,435,235
HEALTH CARE EQUIPMENT & SUPPLIES — 2.55%
Abaxis Inc.	5,685	268,503
Abbott Laboratories	402,192	15,810,168
ABIOMED Inc.[a]	11,040	1,206,562
Accuray Inc.[a,b]	18,700	97,053
Alere Inc.[a]	24,169	1,007,364
Align Technology Inc.[a]	19,764	1,591,990
Analogic Corp.	3,159	250,951
AngioDynamics Inc.[a]	6,455	92,758
Anika Therapeutics Inc.[a]	4,347	233,217
AtriCure Inc.[a]	7,418	104,816
Atrion Corp.	398	170,288
Avinger Inc.[a,b]	2,969	35,420
AxoGen Inc.[a]	6,556	45,105
Baxter International Inc.	136,794	6,185,825
Becton Dickinson and Co.	57,345	9,725,139
Boston Scientific Corp.[a,b]	369,439	8,633,789
Cantel Medical Corp.	9,624	661,458
Cardiovascular Systems Inc.[a,b]	8,053	147,974
Cerus Corp.[a,b]	26,485	165,266
ConforMIS Inc.[a,b]	13,033	91,492
CONMED Corp.	7,417	354,013
Cooper Companies Inc. (The)	12,918	2,216,341
Corindus Vascular Robotics Inc.[a,b]	5,933	8,484
CR Bard Inc.	19,955	4,692,618
CryoLife Inc.	7,109	83,957
Cutera Inc.[a]	4,352	48,786
Cynosure Inc. Class Aa	6,687	325,289
DENTSPLY SIRONA Inc.	62,981	3,907,341
DexCom Inc.[a]	22,745	1,804,361
Edwards Lifesciences Corp.[a]	58,220	5,806,281
Endologix Inc.[a,b]	22,923	285,621
Entellus Medical Inc.[a]	1,415	25,852
Exactech Inc.[a]	2,146	57,384

Security	Shares	Value
GenMark Diagnostics Inc.[a,b]	12,268	$106,732
Glaukos Corp.[a]	4,331	126,292
Globus Medical Inc. Class Aa,b	19,555	465,996
Haemonetics Corp.[a]	13,284	385,103
Halyard Health Inc.[a]	12,112	393,882
HeartWare International Inc.[a]	4,986	287,942
Hill-Rom Holdings Inc.	17,797	897,859
Hologic Inc.[a,b]	76,254	2,638,388
ICU Medical Inc.[a]	3,942	444,461
IDEXX Laboratories Inc.[a]	24,308	2,257,241
Inogen Inc.[a]	3,997	200,290
Insulet Corp.[a]	16,013	484,233
Integer Holdings Corp.	8,649	267,514
Integra LifeSciences Holdings Corp.[a,b]	8,490	677,332
Intuitive Surgical Inc.[a]	10,346	6,842,948
Invacare Corp.	8,384	101,698
InVivo Therapeutics Holdings Corp.[a,b]	6,612	38,217
iRadimed Corp.[a]	734	15,972
IRIDEX Corp.[a]	2,049	30,305
K2M Group Holdings Inc.[a,b]	5,125	79,540
LDR Holding Corp.[a]	7,698	284,441
LeMaitre Vascular Inc.	3,137	44,765
Masimo Corp.[a]	11,210	588,693
Medtronic PLC	385,501	33,449,922
Meridian Bioscience Inc.	10,718	209,001
Merit Medical Systems Inc.[a]	10,940	216,940
Natus Medical Inc.[a]	9,359	353,770
Neogen Corp.[a]	10,282	578,362
Nevro Corp.[a,b]	6,440	475,014
Novocure Ltd.[a]	13,193	153,962
NuVasive Inc.[a]	12,968	774,449
NxStage Medical Inc.[a,b]	15,571	337,579
OraSure Technologies Inc.[a,b]	14,052	83,047
Orthofix International NVa	4,891	207,378
Oxford Immunotec Global PLC[a]	7,878	70,902
Penumbra Inc.[a,b]	6,816	405,552
Quidel Corp.[a,b]	7,536	134,593
ResMed Inc.	38,209	2,415,955
Rockwell Medical Inc.[a,b]	14,280	108,100
RTI Surgical Inc.[a]	14,991	53,818
Second Sight Medical Products Inc.[a,b]	1,222	4,375

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Senseonics Holdings Inc.[a,b]	7,557	$29,699
Spectranetics Corp. (The)[a,b]	10,533	197,072
St. Jude Medical Inc.	76,102	5,935,956
STAAR Surgical Co.[a,b]	9,544	52,587
Stryker Corp.	92,276	11,057,433
SurModics Inc.[a]	4,067	95,493
Symmetry Surgical Inc.[a]	2,669	35,044
Tandem Diabetes Care Inc.[a,b]	2,862	21,579
Teleflex Inc.	11,920	2,113,535
TransEnterix Inc.[a,b]	7,494	9,143
Utah Medical Products Inc.	880	55,440
Varian Medical Systems Inc.[a]	26,107	2,146,779
Vascular Solutions Inc.[a]	4,280	178,305
Veracyte Inc.[a]	1,697	8,536
ViewRay Inc.[a]	1,804	7,378
West Pharmaceutical Services Inc.	20,017	1,518,890
Wright Medical Group NVa	27,675	480,715
Zeltiq Aesthetics Inc.[a,b]	8,236	225,090
Zimmer Biomet Holdings Inc.	50,538	6,083,764

		154,086,467
HEALTH CARE PROVIDERS & SERVICES — 2.63%
AAC Holdings Inc.[a,b]	1,471	33,568
Acadia Healthcare Co. Inc.[a]	19,842	1,099,247
Aceto Corp.	7,144	156,382
Addus HomeCare Corp.[a]	1,387	24,175
Adeptus Health Inc. Class Aa,b	3,237	167,223
Aetna Inc.	94,456	11,535,911
Air Methods Corp.[a,b]	9,979	357,548
Almost Family Inc.[a]	2,085	88,842
Amedisys Inc.[a]	7,795	393,492
American Renal Associates Holdings Inc.[a]	2,372	68,717
AmerisourceBergen Corp.	48,750	3,866,850
AMN Healthcare Services Inc.[a]	13,821	552,425
Amsurg Corp.[a]	14,331	1,111,226
Anthem Inc.	72,219	9,485,243
BioScrip Inc.[a]	15,228	38,831
BioTelemetry Inc.[a]	6,903	112,519
Brookdale Senior Living Inc.[a,b]	48,322	746,092
Capital Senior Living Corp.[a]	7,462	131,854
Cardinal Health Inc.	89,665	6,994,767

Security	Shares	Value
Centene Corp.[a]	46,004	$3,283,305
Chemed Corp.	4,426	603,308
Cigna Corp.	69,852	8,940,357
Civitas Solutions Inc.[a]	3,043	63,386
Community Health Systems Inc.[a,b]	31,611	380,913
CorVel Corp.[a]	3,199	138,133
Cross Country Healthcare Inc.[a]	7,074	98,470
DaVita HealthCare Partners Inc.[a]	45,915	3,550,148
Diplomat Pharmacy Inc.[a,b]	11,426	399,910
Ensign Group Inc. (The)	12,441	261,385
Envision Healthcare Holdings Inc.[a]	51,544	1,307,671
ExamWorks Group Inc.[a]	11,193	390,076
Express Scripts Holding Co.[a]	173,545	13,154,711
Genesis Healthcare Inc.[a]	14,959	26,477
HCA Holdings Inc.[a]	84,093	6,476,002
HealthEquity Inc.[a,b]	11,788	358,178
HealthSouth Corp.	24,155	937,697
Healthways Inc.[a,b]	8,708	100,577
Henry Schein Inc.[a,b]	22,492	3,976,586
Humana Inc.	41,012	7,377,239
Kindred Healthcare Inc.	22,231	250,988
Laboratory Corp. of America Holdings[a]	27,986	3,645,736
Landauer Inc.	2,520	103,723
LHC Group Inc.[a]	4,026	174,245
LifePoint Health Inc.[a]	11,022	720,508
Magellan Health Inc.[a]	6,390	420,270
McKesson Corp.	61,681	11,512,759
MEDNAX Inc.[a]	25,738	1,864,203
Molina Healthcare Inc.[a,b]	11,692	583,431
National Healthcare Corp.	2,794	180,884
National Research Corp. Class A	2,018	27,647
Nobilis Health Corp.[a,b]	10,107	22,539
Owens & Minor Inc.	16,658	622,676
Patterson Companies Inc.	22,755	1,089,737
PharMerica Corp.[a]	7,804	192,447
Premier Inc.[a,b]	12,410	405,807
Providence Service Corp. (The)[a]	3,266	146,578
Quest Diagnostics Inc.	39,179	3,189,562

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Quorum Health Corp.[a]	7,902	$84,630
RadNet Inc.[a]	8,549	45,652
Select Medical Holdings Corp.[a]	27,263	296,349
Surgery Partners Inc.[a,b]	4,211	75,377
Surgical Care Affiliates Inc.[a]	7,162	341,413
Team Health Holdings Inc.[a,b]	19,098	776,716
Teladoc Inc.[a,b]	2,486	39,826
Tenet Healthcare Corp.[a,b]	21,945	606,560
Triple-S Management Corp. Class Ba	6,412	156,645
U.S. Physical Therapy Inc.	3,123	188,036
UnitedHealth Group Inc.	257,502	36,359,282
Universal American Corp.	18,884	143,141
Universal Health Services Inc. Class B	23,444	3,143,840
USMD Holdings Inc.[a]	638	11,956
VCA Inc.[a]	21,279	1,438,673
WellCare Health Plans Inc.[a]	11,389	1,221,812

		158,873,089
HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	50,096	636,219
athenahealth Inc.[a,b]	10,437	1,440,410
Castlight Health Inc.[a,b]	11,232	44,479
Cerner Corp.[a,b]	80,441	4,713,843
Computer Programs & Systems Inc.	2,900	115,768
Cotiviti Holdings Inc.[a]	3,437	72,624
Evolent Health Inc.[a,b]	3,473	66,682
HealthStream Inc.[a]	7,314	193,967
HMS Holdings Corp.[a]	22,510	396,401
Imprivata Inc.[a,b]	1,552	21,728
IMS Health Holdings Inc.[a]	41,157	1,043,741
Inovalon Holdings Inc.[a,b]	15,797	284,504
Medidata Solutions Inc.[a]	14,962	701,269
Omnicell Inc.[a]	8,920	305,332
Press Ganey Holdings Inc.[a,b]	5,848	230,119
Quality Systems Inc.	14,078	167,669
Veeva Systems Inc.[a]	26,101	890,566
Vocera Communications Inc.[a]	5,524	70,983

		11,396,304

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.03%
Aramark	66,145	$2,210,566
Belmond Ltd.[a]	25,690	254,331
Biglari Holdings Inc.[a]	280	112,935
BJ’s Restaurants Inc.[a]	6,406	280,775
Bloomin’ Brands Inc.	32,365	578,363
Bob Evans Farms Inc./DE	5,000	189,750
Bojangles’ Inc.[a]	2,904	49,223
Boyd Gaming Corp.[a]	20,524	377,642
Brinker International Inc.	15,763	717,689
Buffalo Wild Wings Inc.[a,b]	5,213	724,346
Caesars Acquisition Co. Class Aa	11,956	134,146
Caesars Entertainment Corp.[a,b]	13,561	104,284
Carnival Corp.	111,681	4,936,300
Carrols Restaurant Group Inc.[a]	7,507	89,333
Century Casinos Inc.[a,b]	5,795	36,103
Cheesecake Factory Inc. (The)	12,348	594,433
Chipotle Mexican Grill Inc.[a]	7,868	3,168,916
Choice Hotels International Inc.	9,058	431,342
Churchill Downs Inc.	3,370	425,833
Chuy’s Holdings Inc.[a,b]	4,202	145,431
ClubCorp Holdings Inc.	17,007	221,091
Cracker Barrel Old Country Store Inc.[b]	5,410	927,653
Darden Restaurants Inc.	31,911	2,021,243
Dave & Buster’s Entertainment Inc.[a]	10,168	475,761
Del Frisco’s Restaurant Group Inc.[a]	6,089	87,194
Del Taco Restaurants Inc.[a]	6,286	57,203
Denny’s Corp.[a,b]	25,113	269,462
Diamond Resorts International Inc.[a,b]	11,214	335,971
DineEquity Inc.	4,829	409,403
Domino’s Pizza Inc.	13,455	1,767,718
Dunkin’ Brands Group Inc.	25,645	1,118,635
El Pollo Loco Holdings Inc.[a,b]	7,815	101,595
Eldorado Resorts Inc.[a]	9,117	138,533
Empire Resorts Inc.[a,b]	760	12,008
Extended Stay America Inc.	20,073	300,091
Fiesta Restaurant Group Inc.[a]	7,636	166,541

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Fogo De Chao Inc.[a,b]	1,345	$17,566
Golden Entertainment Inc.	2,800	32,732
Habit Restaurants Inc. (The)[a,b]	3,478	56,970
Hilton Worldwide Holdings Inc.	143,275	3,227,986
Hyatt Hotels Corp. Class Aa,b	6,536	321,179
International Game Technology PLC	24,439	457,987
International Speedway Corp. Class A	7,169	239,803
Interval Leisure Group Inc.	29,942	476,078
Intrawest Resorts Holdings Inc.[a]	3,511	45,573
Isle of Capri Casinos Inc.[a]	5,800	106,256
J Alexander’s Holdings Inc.[a]	4,062	40,336
Jack in the Box Inc.	8,767	753,261
Jamba Inc.[a,b]	3,653	37,589
Kona Grill Inc.[a,b]	3,354	35,955
Krispy Kreme Doughnuts Inc.[a,b]	15,467	324,188
La Quinta Holdings Inc.[a]	24,383	277,966
Las Vegas Sands Corp.	99,447	4,324,950
Lindblad Expeditions Holdings Inc.[a]	4,000	38,520
Luby’s Inc.[a]	5,286	26,536
Marcus Corp. (The)	5,175	109,193
Marriott International Inc./MD Class Ab	51,216	3,403,815
Marriott Vacations Worldwide Corp.	6,821	467,170
McDonald’s Corp.	241,286	29,036,357
MGM Resorts International[a,b]	129,630	2,933,527
Monarch Casino & Resort Inc.[a]	2,236	49,125
Nathan’s Famous Inc.[a]	826	36,757
Noodles & Co.[a,b]	3,311	32,382
Norwegian Cruise Line Holdings Ltd.[a]	43,417	1,729,733
Panera Bread Co. Class Aa	6,181	1,310,001
Papa John’s International Inc.	7,416	504,288
Penn National Gaming Inc.[a]	22,914	319,650
Pinnacle Entertainment Inc.[a,b]	14,252	157,912
Planet Fitness Inc. Class Aa,b	4,103	77,465
Popeyes Louisiana Kitchen Inc.[a]	6,419	350,734
Potbelly Corp.[a]	7,599	95,291
Red Lion Hotels Corp.[a]	3,856	27,995
Red Robin Gourmet Burgers Inc.[a]	3,849	182,558

Security	Shares	Value
Red Rock Resorts Inc. Class Aa	8,170	$179,577
Royal Caribbean Cruises Ltd.	45,998	3,088,766
Ruby Tuesday Inc.[a]	16,627	60,023
Ruth’s Hospitality Group Inc.	8,979	143,215
Scientific Games Corp. Class Aa,b	12,411	114,057
SeaWorld Entertainment Inc.[b]	17,712	253,813
Shake Shack Inc. Class Aa,b	4,100	149,363
Six Flags Entertainment Corp.	19,002	1,101,166
Sonic Corp.	12,967	350,757
Speedway Motorsports Inc.	3,010	53,428
Starbucks Corp.	391,691	22,373,390
Starwood Hotels & Resorts Worldwide Inc.	46,234	3,419,004
Texas Roadhouse Inc.	18,557	846,199
Vail Resorts Inc.	10,025	1,385,756
Wendy’s Co. (The)	60,184	578,970
Wingstop Inc.[a,b]	4,318	117,665
Wyndham Worldwide Corp.	30,005	2,137,256
Wynn Resorts Ltd.	22,125	2,005,410
Yum! Brands Inc.	105,924	8,783,218
Zoe’s Kitchen Inc.[a,b]	4,922	178,521

		122,956,781
HOUSEHOLD DURABLES — 0.58%
Bassett Furniture Industries Inc.	2,588	61,957
Beazer Homes USA Inc.[a,b]	10,447	80,964
CalAtlantic Group Inc.	20,303	745,323
Cavco Industries Inc.[a]	2,547	238,654
Century Communities Inc.[a]	4,249	73,678
CSS Industries Inc.	2,604	69,813
DR Horton Inc.	92,202	2,902,519
Ethan Allen Interiors Inc.	6,417	212,018
Flexsteel Industries Inc.	1,156	45,801
Garmin Ltd.	31,838	1,350,568
GoPro Inc.[a,b]	29,703	321,089
Green Brick Partners Inc.[a,b]	3,781	27,488
Harman International Industries Inc.	19,692	1,414,279
Helen of Troy Ltd.[a]	7,939	816,447
Hooker Furniture Corp.	2,656	57,077
Hovnanian Enterprises Inc. Class Aa,b	26,718	44,886
Installed Building Products Inc.[a]	5,165	187,438

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
iRobot Corp.[a,b]	7,021	$246,297
KB Home[b]	20,822	316,703
La-Z-Boy Inc.	13,552	377,017
Leggett & Platt Inc.	36,756	1,878,599
Lennar Corp. Class A	49,375	2,276,187
Lennar Corp. Class B	2,414	89,922
LGI Homes Inc.[a,b]	4,226	134,978
Libbey Inc.	5,255	83,502
Lifetime Brands Inc.	2,281	33,280
M/I Homes Inc.[a]	5,569	104,864
MDC Holdings Inc.	9,953	242,256
Meritage Homes Corp.[a]	10,932	410,387
Mohawk Industries Inc.[a]	16,980	3,222,125
NACCO Industries Inc. Class A	1,371	76,776
New Home Co. Inc. (The)[a,b]	2,196	20,950
Newell Brands Inc.	120,470	5,851,228
NVR Inc.[a]	958	1,705,566
PulteGroup Inc.	92,828	1,809,218
Taylor Morrison Home Corp. Class Aa,b	8,233	122,178
Tempur Sealy International Inc.[a]	14,573	806,178
Toll Brothers Inc.[a,b]	42,324	1,138,939
TopBuild Corp.[a]	10,220	369,964
TRI Pointe Group Inc.[a]	42,454	501,806
Tupperware Brands Corp.	14,182	798,163
UCP Inc. Class Aa	2,197	17,620
Universal Electronics Inc.[a,b]	3,854	278,567
WCI Communities Inc.[a]	3,756	63,476
Whirlpool Corp.	20,349	3,390,957
William Lyon Homes Class Aa,b	6,339	102,185
ZAGG Inc.[a]	7,780	40,845

		35,160,732
HOUSEHOLD PRODUCTS — 1.73%
Central Garden & Pet Co.[a]	2,751	62,805
Central Garden & Pet Co. Class Aa	10,018	217,491
Church & Dwight Co. Inc.	35,293	3,631,297
Clorox Co. (The)	35,409	4,900,252
Colgate-Palmolive Co.	238,269	17,441,291
Energizer Holdings Inc.	16,250	836,712
HRG Group Inc.[a,b]	31,798	436,587
Kimberly-Clark Corp.	98,643	13,561,440
Oil-Dri Corp. of America	1,235	42,645

Security	Shares	Value
Orchids Paper Products Co.	1,578	$56,129
Procter & Gamble Co. (The)	731,832	61,964,215
Spectrum Brands Holdings Inc.	6,904	823,716
WD-40 Co.	4,161	488,709

		104,463,289
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	180,668	2,254,737
Atlantic Power Corp.	29,900	74,152
Atlantica Yield PLC	16,635	309,078
Calpine Corp.[a]	97,751	1,441,827
Dynegy Inc.[a,b]	34,240	590,298
NRG Energy Inc.	86,829	1,301,567
NRG Yield Inc. Class A	8,810	134,088
NRG Yield Inc. Class C	16,518	257,516
Ormat Technologies Inc.	10,459	457,686
Pattern Energy Group Inc.	15,633	359,090
Talen Energy Corp.[a]	21,912	296,908
TerraForm Global Inc. Class A	11,329	36,932
TerraForm Power Inc.	24,078	262,450
Vivint Solar Inc.[a,b]	5,361	16,458

		7,792,787
INDUSTRIAL CONGLOMERATES — 2.17%
3M Co.	161,563	28,292,913
Carlisle Companies Inc.	17,138	1,811,144
Danaher Corp.	166,064	16,772,464
General Electric Co.	2,527,675	79,571,209
Raven Industries Inc.	9,529	180,479
Roper Technologies Inc.	27,481	4,687,159

		131,315,368
INSURANCE — 2.82%
Aflac Inc.	110,288	7,958,382
Alleghany Corp.[a]	4,391	2,413,206
Allied World Assurance Co. Holdings AG	25,143	883,525
Allstate Corp. (The)	102,600	7,176,870
Ambac Financial Group Inc.[a]	10,524	173,225
American Equity Investment Life Holding Co.	22,360	318,630
American Financial Group Inc./OH	18,905	1,397,647
American Independence Corp.[a]	162	3,974

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
American International Group Inc.	304,512	$16,105,640
American National Insurance Co.	1,890	213,854
AMERISAFE Inc.	4,745	290,489
AmTrust Financial Services Inc.	24,929	610,761
Aon PLC	72,078	7,873,080
Arch Capital Group Ltd.[a]	31,399	2,260,728
Argo Group International Holdings Ltd.	8,921	463,000
Arthur J Gallagher & Co.	47,920	2,280,992
Aspen Insurance Holdings Ltd.	17,401	807,058
Assurant Inc.	16,909	1,459,416
Assured Guaranty Ltd.	37,546	952,542
Atlas Financial Holdings Inc.[a]	3,010	51,832
Axis Capital Holdings Ltd.	25,031	1,376,705
Baldwin & Lyons Inc. Class B	2,327	57,384
Blue Capital Reinsurance Holdings Ltd.	1,605	29,709
Brown & Brown Inc.	32,464	1,216,426
Chubb Ltd.	126,839	16,579,126
Cincinnati Financial Corp.	41,066	3,075,433
Citizens Inc./TXa,b	10,074	76,562
CNA Financial Corp.	6,948	218,306
CNO Financial Group Inc.	49,614	866,260
Crawford & Co. Class B	6,632	56,306
Donegal Group Inc. Class A	1,977	32,601
eHealth Inc.[a]	5,463	76,591
EMC Insurance Group Inc.	1,709	47,373
Employers Holdings Inc.	7,578	219,914
Endurance Specialty Holdings Ltd.	17,061	1,145,817
Enstar Group Ltd.[a]	3,054	494,717
Erie Indemnity Co. Class A	6,437	639,452
Everest Re Group Ltd.	11,829	2,160,803
FBL Financial Group Inc. Class A	2,562	155,437
Federated National Holding Co.	2,959	56,339
Fidelity & Guaranty Life[b]	3,493	80,968
First American Financial Corp.	29,406	1,182,709
FNF Group	71,913	2,696,737
Genworth Financial Inc. Class Aa	131,394	338,997

Security	Shares	Value
Global Indemnity PLC[a]	2,699	$74,303
Greenlight Capital Re Ltd. Class Aa	7,392	149,023
Hallmark Financial Services Inc.[a]	3,772	43,717
Hanover Insurance Group Inc. (The)	11,743	993,693
Hartford Financial Services Group Inc. (The)	107,669	4,778,350
HCI Group Inc.	1,655	45,148
Heritage Insurance Holdings Inc.	6,224	74,501
Horace Mann Educators Corp.	10,632	359,255
Independence Holding Co.	2,052	36,874
Infinity Property & Casualty Corp.	3,283	264,807
Investors Title Co.	389	37,052
James River Group Holdings Ltd.	2,885	97,975
Kemper Corp.	11,169	346,016
Lincoln National Corp.	65,758	2,549,438
Loews Corp.	77,524	3,185,461
Maiden Holdings Ltd.	13,356	163,477
Markel Corp.[a]	3,781	3,602,461
Marsh & McLennan Companies Inc.	143,043	9,792,724
MBIA Inc.[a,b]	38,338	261,849
Mercury General Corp.	5,805	308,594
MetLife Inc.	255,140	10,162,226
National General Holdings Corp.	13,148	281,630
National Interstate Corp.	1,662	50,276
National Western Life Group Inc.	619	120,872
Navigators Group Inc. (The)	2,650	243,721
Old Republic International Corp.	66,169	1,276,400
OneBeacon Insurance Group Ltd. Class A	5,937	81,931
Patriot National Inc.[a,b]	2,197	17,971
Primerica Inc.	13,589	777,834
Principal Financial Group Inc.	73,319	3,014,144
ProAssurance Corp.	14,511	777,064
Progressive Corp. (The)	158,916	5,323,686
Prudential Financial Inc.	121,285	8,652,472

489

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Reinsurance Group of America Inc.	18,084	$1,753,967
RenaissanceRe Holdings Ltd.	12,322	1,447,096
RLI Corp.	10,338	711,048
Safety Insurance Group Inc.	4,385	270,028
Selective Insurance Group Inc.	14,944	571,010
State Auto Financial Corp.	3,978	87,158
State National Companies Inc.	6,793	71,530
Stewart Information Services Corp.	7,111	294,467
Third Point Reinsurance Ltd.[a]	21,816	255,684
Torchmark Corp.	32,537	2,011,437
Travelers Companies Inc. (The)	79,914	9,512,963
Trupanion Inc.[a,b]	6,651	88,126
United Fire Group Inc.	5,195	220,424
United Insurance Holdings Corp.	4,353	71,302
Universal Insurance Holdings Inc.	9,561	177,643
Unum Group	65,189	2,072,358
Validus Holdings Ltd.	20,570	999,496
White Mountains Insurance Group Ltd.	1,281	1,078,602
WMIH Corp.[a,b]	55,179	122,497
WR Berkley Corp.	26,244	1,572,540
XL Group PLC	76,346	2,543,085

		170,452,929
INTERNET & CATALOG RETAIL — 1.93%
1-800-Flowers.com Inc. Class Aa	6,679	60,245
Amazon.com Inc.[a]	106,816	76,439,666
Blue Nile Inc.	3,190	87,342
Duluth Holdings Inc.[a,b]	2,036	49,801
Etsy Inc.[a]	27,888	267,446
Expedia Inc.	32,824	3,489,191
FTD Companies Inc.[a]	4,722	117,861
Gaiam Inc. Class Aa	3,661	28,336
Groupon Inc.[a,b]	100,237	325,770
HSN Inc.	8,811	431,122
Lands’ End Inc.[a,b]	3,918	64,334
Liberty Interactive Corp. QVC Group Series Aa	121,614	3,085,347
Liberty TripAdvisor Holdings Inc. Class Aa	19,110	418,127
Liberty Ventures Series Aa	36,437	1,350,720
Netflix Inc.[a]	111,899	10,236,521
NutriSystem Inc.	7,500	190,200
Overstock.com Inc.[a]	2,960	47,686

Security	Shares	Value
PetMed Express Inc.	5,165	$96,895
Priceline Group Inc. (The)[a,b]	13,584	16,958,401
Shutterfly Inc.[a,b]	9,884	460,693
TripAdvisor Inc.[a,b]	31,358	2,016,319
Wayfair Inc. Class Aa,b	8,423	328,497

		116,550,520
INTERNET SOFTWARE & SERVICES — 3.84%
2U Inc.[a,b]	9,753	286,836
Actua Corp.[a]	9,878	89,198
Akamai Technologies Inc.[a]	47,134	2,636,205
Alarm.com Holdings Inc.[a,b]	2,130	54,592
Alphabet Inc. Class Aa	80,627	56,723,513
Alphabet Inc. Class Ca	81,491	56,399,921
Amber Road Inc.[a,b]	2,337	18,018
Angie’s List Inc.[a]	10,986	71,519
Apigee Corp.[a,b]	1,359	16,607
Appfolio Inc.[a]	1,467	21,213
Autobytel Inc.[a]	2,285	31,693
Bankrate Inc.[a]	17,386	130,047
Bazaarvoice Inc.[a]	12,538	50,277
Benefitfocus Inc.[a,b]	2,844	108,413
Blucora Inc.[a]	10,526	109,049
Box Inc. Class Aa,b	12,711	131,432
Brightcove Inc.[a]	7,368	64,838
Carbonite Inc.[a]	2,968	28,879
Care.com Inc.[a]	9,318	108,834
ChannelAdvisor Corp.[a]	5,319	77,072
Cimpress NVa	6,820	630,714
comScore Inc.[a]	13,164	314,356
Cornerstone OnDemand Inc.[a]	13,845	526,941
CoStar Group Inc.[a]	8,851	1,935,360
Cvent Inc.[a]	7,215	257,720
Demandware Inc.[a,b]	10,167	761,508
DHI Group Inc.[a]	11,871	73,956
EarthLink Holdings Corp.	27,645	176,928
eBay Inc.[a]	292,945	6,857,842
Endurance International Group Holdings Inc.[a]	15,110	135,839

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Envestnet Inc.[a]	12,077	$402,285
Everyday Health Inc.[a]	7,001	55,168
Facebook Inc. Class Aa	616,266	70,426,879
Five9 Inc.[a]	9,968	118,619
Global Sources Ltd.[a]	2,230	20,449
GoDaddy Inc. Class Aa,b	12,549	391,403
Gogo Inc.[a,b]	14,478	121,470
GrubHub Inc.[a,b]	21,975	682,763
GTT Communications Inc.[a,b]	6,473	119,621
Hortonworks Inc.[a,b]	10,418	111,368
IAC/InterActiveCorp	19,464	1,095,823
inContact Inc.[a,b]	14,482	200,576
Instructure Inc.[a,b]	1,361	25,859
IntraLinks Holdings Inc.[a]	9,595	62,368
j2 Global Inc.	13,058	824,874
Limelight Networks Inc.[a]	16,523	24,619
LinkedIn Corp. Class Aa	32,173	6,088,740
Liquidity Services Inc.[a]	6,110	47,902
LivePerson Inc.[a]	14,409	91,353
LogMeIn Inc.[a,b]	6,346	402,527
Marchex Inc. Class B	6,578	20,918
Marketo Inc.[a,b]	10,934	380,722
Match Group Inc.[a,b]	9,435	142,233
MeetMe Inc.[a]	11,216	59,781
Monster Worldwide Inc.[a,b]	22,110	52,843
New Relic Inc.[a,b]	5,762	169,288
NIC Inc.	16,881	370,369
Numerex Corp. Class Aa	3,759	28,155
Pandora Media Inc.[a,b]	57,410	714,755
Q2 Holdings Inc.[a,b]	7,619	213,484
QuinStreet Inc.[a]	8,587	30,484
Quotient Technology Inc.[a,b]	15,505	207,922
Rackspace Hosting Inc.[a,b]	30,236	630,723
RealNetworks Inc.[a]	5,841	25,175
Reis Inc.	2,153	53,610
RetailMeNot Inc.[a]	11,946	92,104
Rightside Group Ltd.[a]	3,159	33,612
SciQuest Inc.[a]	5,928	104,689
Shutterstock Inc.[a,b]	5,074	232,389
SPS Commerce Inc.[a]	4,841	293,365
Stamps.com Inc.[a]	4,508	394,089
TechTarget Inc.[a,b]	4,315	34,952
TrueCar Inc.[a,b]	12,363	97,050
Twitter Inc.[a,b]	173,263	2,929,877

Security	Shares	Value
United Online Inc.[a]	4,412	$48,532
VeriSign Inc.[a,b]	26,079	2,254,790
Web.com Group Inc.[a]	10,640	193,435
WebMD Health Corp.[a,b]	10,084	585,981
Xactly Corp.[a,b]	7,648	97,971
XO Group Inc.[a]	6,938	120,929
Yahoo! Inc.[a]	237,889	8,935,111
Yelp Inc.[a]	19,453	590,593
Zillow Group Inc. Class Aa,b	13,834	507,016
Zillow Group Inc. Class Ca,b	27,882	1,011,559

		231,802,492
IT SERVICES — 3.64%
Accenture PLC Class A	171,186	19,393,662
Acxiom Corp.[a,b]	22,350	491,476
ALJ Regional Holdings Inc.[a]	5,030	25,150
Alliance Data Systems Corp.[a]	15,880	3,111,210
Amdocs Ltd.	40,558	2,341,008
Automatic Data Processing Inc.	125,093	11,492,294
Black Knight Financial Services Inc. Class Aa,b	5,242	197,099
Blackhawk Network Holdings Inc.[a]	13,825	462,999
Booz Allen Hamilton Holding Corp.	30,876	915,165
Broadridge Financial Solutions Inc.	32,689	2,131,323
CACI International Inc. Class Aa	6,912	624,914
Cardtronics Inc.[a,b]	11,546	459,646
Cass Information Systems Inc.	2,749	142,123
Cognizant Technology Solutions Corp. Class Aa	165,218	9,457,078
Computer Sciences Corp.	38,368	1,904,971
Convergys Corp.	24,179	604,475
CoreLogic Inc./U.S.[a]	25,283	972,890
CSG Systems International Inc.	8,850	356,743
CSRA Inc.	44,504	1,042,729
Datalink Corp.[a]	3,990	29,925
DST Systems Inc.	8,992	1,046,939
EPAM Systems Inc.[a]	13,715	882,012
Euronet Worldwide Inc.[a]	14,173	980,630
EVERTEC Inc.	17,068	265,237
ExlService Holdings Inc.[a]	8,526	446,848
Fidelity National Information Services Inc.	88,915	6,551,257

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
First Data Corp. Class Aa	85,155	$942,666
Fiserv Inc.[a]	60,970	6,629,268
FleetCor Technologies Inc.[a]	25,193	3,605,874
Forrester Research Inc.	3,706	136,603
Gartner Inc.[a]	22,286	2,170,879
Genpact Ltd.[a]	41,013	1,100,789
Global Payments Inc.	42,407	3,027,012
Hackett Group Inc. (The)	6,512	90,321
Higher One Holdings Inc.[a]	8,354	42,689
Information Services Group Inc.[a]	8,443	31,661
International Business Machines Corp.	241,464	36,649,406
Jack Henry & Associates Inc.	22,106	1,929,191
Leidos Holdings Inc.	18,628	891,722
Lionbridge Technologies Inc.[a]	14,660	57,907
ManTech International Corp./VA Class A	6,046	228,660
MasterCard Inc. Class A	264,640	23,304,198
MAXIMUS Inc.	17,690	979,495
MoneyGram International Inc.[a]	5,680	38,908
NCI Inc. Class A	1,641	23,056
NeuStar Inc. Class Aa,b	15,753	370,353
Paychex Inc.	88,687	5,276,876
PayPal Holdings Inc.[a]	310,588	11,339,568
Perficient Inc.[a]	8,416	170,929
PFSweb Inc.[a,b]	4,849	46,066
Planet Payment Inc.[a]	11,505	51,657
Sabre Corp.	56,482	1,513,153
Science Applications International Corp.	12,016	701,134
ServiceSource International Inc.[a,b]	15,889	64,033
Square Inc.[a,b]	16,226	146,845
Sykes Enterprises Inc.[a]	10,096	292,380
Syntel Inc.[a]	8,000	362,080
TeleTech Holdings Inc.	4,831	131,065
Teradata Corp.[a,b]	35,508	890,186
Total System Services Inc.	45,572	2,420,329
Travelport Worldwide Ltd.	32,810	422,921
Unisys Corp.[a,b]	14,174	103,187
Vantiv Inc. Class Aa	42,309	2,394,689
Virtusa Corp.[a]	8,251	238,289
Visa Inc. Class A	523,350	38,816,869

Security	Shares	Value
Western Union Co. (The)	134,819	$2,585,828
WEX Inc.[a]	10,332	916,138
Xerox Corp.	276,795	2,626,785

		220,091,468
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	3,265	55,505
Brunswick Corp./DE	24,853	1,126,338
Callaway Golf Co.	25,032	255,577
Escalade Inc.	2,587	26,491
Hasbro Inc.	31,043	2,607,301
JAKKS Pacific Inc.[a,b]	5,746	45,451
Johnson Outdoors Inc. Class A	1,558	40,041
Malibu Boats Inc. Class Aa	5,026	60,714
Marine Products Corp.	2,657	22,478
Mattel Inc.	93,316	2,919,858
MCBC Holdings Inc.	1,838	20,310
Nautilus Inc.[a]	8,061	143,808
Performance Sports Group Ltd.[a,b]	11,588	34,764
Polaris Industries Inc.	16,481	1,347,486
Smith & Wesson Holding Corp.[a,b]	13,506	367,093
Sturm Ruger & Co. Inc.	4,989	319,346
Vista Outdoor Inc.[a]	16,782	801,005

		10,193,566
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Accelerate Diagnostics Inc.[a,b]	5,849	84,167
Agilent Technologies Inc.	89,040	3,949,814
Albany Molecular Research Inc.[a,b]	6,045	81,245
Bio-Rad Laboratories Inc. Class Aa,b	5,431	776,742
Bio-Techne Corp.	10,347	1,166,831
Bruker Corp.	31,048	706,031
Cambrex Corp.[a]	9,185	475,140
Charles River Laboratories International Inc.[a]	12,824	1,057,211
ChromaDex Corp.[a]	7,778	32,201
Enzo Biochem Inc.[a]	10,784	64,380
Fluidigm Corp.[a,b]	6,825	61,630
Illumina Inc.[a,b]	40,033	5,619,833
INC Research Holdings Inc.[a]	11,092	422,938

492

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Luminex Corp.[a]	10,352	$209,421
Mettler-Toledo International Inc.[a]	7,190	2,623,775
NanoString Technologies Inc.[a]	2,625	33,075
NeoGenomics Inc.[a]	12,906	103,764
Pacific Biosciences of California Inc.[a,b]	18,117	127,453
PAREXEL International Corp.[a,b]	14,800	930,624
PerkinElmer Inc.	30,463	1,596,870
PRA Health Sciences Inc.[a]	6,710	280,210
QIAGEN NVa	61,588	1,343,234
Quintiles Transnational Holdings Inc.[a]	22,865	1,493,542
Thermo Fisher Scientific Inc.	107,785	15,926,312
VWR Corp.[a,b]	21,130	610,657
Waters Corp.[a]	21,033	2,958,291

		42,735,391
MACHINERY — 1.60%
Actuant Corp. Class A	16,795	379,735
AGCO Corp.[b]	19,985	941,893
Alamo Group Inc.	3,116	205,563
Albany International Corp. Class A	7,163	286,019
Allison Transmission Holdings Inc.	38,735	1,093,489
Altra Industrial Motion Corp.	7,038	189,885
American Railcar Industries Inc.[b]	2,552	100,727
Astec Industries Inc.	5,160	289,734
Barnes Group Inc.	14,293	473,384
Blue Bird Corp.[a,b]	1,352	16,089
Briggs & Stratton Corp.	12,688	268,732
Caterpillar Inc.	153,077	11,604,767
Chart Industries Inc.[a]	7,803	188,286
CIRCOR International Inc.	4,649	264,946
CLARCOR Inc.	13,245	805,693
Colfax Corp.[a,b]	26,375	697,882
Columbus McKinnon Corp./NY	5,116	72,391
Crane Co.	12,784	725,108
Cummins Inc.	43,274	4,865,729
Deere & Co.	86,268	6,991,159
Donaldson Co. Inc.	34,737	1,193,563
Douglas Dynamics Inc.	5,802	149,285

Security	Shares	Value
Dover Corp.	42,018	$2,912,688
Dynamic Materials Corp.	3,809	40,947
Energy Recovery Inc.[a,b]	9,357	83,184
EnPro Industries Inc.	6,398	284,007
ESCO Technologies Inc.	7,009	279,939
ExOne Co. (The)[a,b]	3,295	34,828
Federal Signal Corp.	15,872	204,431
Flowserve Corp.	35,915	1,622,281
Franklin Electric Co. Inc.	12,325	407,341
FreightCar America Inc.	3,048	42,824
Gencor Industries Inc.[a]	1,403	21,775
Global Brass & Copper Holdings Inc.	5,590	152,551
Gorman-Rupp Co. (The)	5,023	137,680
Graco Inc.	14,707	1,161,706
Graham Corp.	2,723	50,158
Greenbrier Companies Inc. (The)	7,174	208,979
Hardinge Inc.	3,177	31,961
Harsco Corp.	21,187	140,682
Hillenbrand Inc.	16,344	490,974
Hurco Companies Inc.	1,691	47,061
Hyster-Yale Materials Handling Inc.	2,632	156,578
IDEX Corp.	21,368	1,754,313
Illinois Tool Works Inc.	80,970	8,433,835
Ingersoll-Rand PLC	70,538	4,491,860
ITT Inc.	24,763	791,921
John Bean Technologies Corp.	7,564	463,068
Joy Global Inc.	26,234	554,587
Kadant Inc.	2,994	154,221
Kennametal Inc.	20,331	449,518
Lincoln Electric Holdings Inc.	16,724	988,054
Lindsay Corp.[b]	3,270	221,902
Lydall Inc.[a]	4,467	172,248
Manitowoc Co. Inc. (The)	39,104	213,117
Manitowoc Foodservice Inc.[a,b]	34,577	609,247
Meritor Inc.[a,b]	25,310	182,232
Middleby Corp. (The)[a]	15,382	1,772,775
Milacron Holdings Corp.[a,b]	3,877	56,255
Miller Industries Inc./TN	2,825	58,167
Mueller Industries Inc.	14,749	470,198

493

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Mueller Water Products Inc. Class A	40,996	$468,174
Navistar International Corp.[a,b]	14,560	170,206
NN Inc.	7,220	101,008
Nordson Corp.	15,849	1,325,135
Omega Flex Inc.	742	28,226
Oshkosh Corp.	20,263	966,748
PACCAR Inc.	93,860	4,868,518
Parker-Hannifin Corp.	36,594	3,953,982
Pentair PLC	45,533	2,654,119
Proto Labs Inc.[a,b]	7,072	407,064
RBC Bearings Inc.[a]	6,822	494,595
Rexnord Corp.[a]	22,535	442,362
Snap-on Inc.	15,705	2,478,563
SPX Corp.	10,716	159,133
SPX FLOW Inc.[a]	10,716	279,366
Standex International Corp.	3,232	267,060
Stanley Black & Decker Inc.	40,990	4,558,908
Sun Hydraulics Corp.	5,497	163,206
Supreme Industries Inc. Class A	3,525	48,292
Tennant Co.	4,901	264,017
Terex Corp.	28,885	586,654
Timken Co. (The)	19,084	585,115
Titan International Inc.	9,862	61,144
Toro Co. (The)	14,998	1,322,824
TriMas Corp.[a]	11,682	210,276
Trinity Industries Inc.	40,511	752,289
Wabash National Corp.[a]	17,856	226,771
WABCO Holdings Inc.[a]	14,987	1,372,360
Wabtec Corp./DE	24,133	1,694,861
Watts Water Technologies Inc. Class A	7,399	431,066
Woodward Inc.	14,392	829,555
Xylem Inc./NY	48,546	2,167,579

		96,493,328
MARINE — 0.02%
Costamare Inc.	7,191	55,155
Kirby Corp.[a]	14,443	901,099
Matson Inc.	11,045	356,643
Scorpio Bulkers Inc.[a]	6,883	19,203

		1,332,100

Security	Shares	Value
MEDIA — 2.99%
AMC Entertainment Holdings Inc. Class A	5,477	$151,220
AMC Networks Inc. Class Aa	16,719	1,010,162
Cable One Inc.	1,272	650,513
Carmike Cinemas Inc.[a]	7,414	223,310
CBS Corp. Class B NVS	110,722	6,027,706
Central European Media Enterprises Ltd. Class Aa	19,916	42,023
Charter Communications Inc. Class Aa	54,986	12,571,999
Cinemark Holdings Inc.	29,003	1,057,449
Clear Channel Outdoor Holdings Inc. Class A	10,741	66,809
Comcast Corp. Class A	661,824	43,144,307
Daily Journal Corp.[a,b]	220	52,138
Discovery Communications Inc. Class Aa,b	41,027	1,035,111
Discovery Communications Inc. Class C NVS[a]	64,444	1,536,989
DISH Network Corp. Class Aa	60,459	3,168,052
DreamWorks Animation SKG Inc. Class Aa	21,819	891,743
Entercom Communications Corp. Class A	6,148	83,428
Entravision Communications Corp. Class A	21,322	143,284
Eros International PLC[a]	7,907	128,647
EW Scripps Co. (The) Class Aa	16,246	257,337
Gannett Co. Inc.	29,802	411,566
Global Eagle Entertainment Inc.[a,b]	11,172	74,182
Gray Television Inc.[a]	17,288	187,575
Hemisphere Media Group Inc.[a]	2,218	26,172
IMAX Corp.[a,b]	15,765	464,752
Interpublic Group of Companies Inc. (The)	111,212	2,568,997
John Wiley & Sons Inc. Class A	13,227	690,185
Liberty Braves Group Class Aa,b	2,744	41,270
Liberty Braves Group Class Ca,b	9,102	133,435
Liberty Broadband Corp. Class Aa	7,386	438,728
Liberty Broadband Corp. Class Ca,b	28,170	1,690,200
Liberty Media Group Class Aa,b	6,843	130,975
Liberty Media Group Class Ca,b	13,231	250,992
Liberty SiriusXM Group Class Aa	24,878	780,174
Liberty SiriusXM Group Class Ca	50,191	1,549,396
Lions Gate Entertainment Corp.	24,845	502,614

494

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Live Nation Entertainment Inc.[a]	35,898	$843,603
Loral Space & Communications Inc.[a]	3,355	118,331
Madison Square Garden Co. (The)[a]	5,318	917,408
MDC Partners Inc. Class A	12,551	229,558
Media General Inc.[a]	29,286	503,426
Meredith Corp.	9,560	496,260
MSG Networks Inc. Class Aa	15,926	244,305
National CineMedia Inc.	14,644	226,689
New Media Investment Group Inc.	11,892	214,888
New York Times Co. (The) Class A	36,860	446,006
News Corp. Class A	106,796	1,212,135
News Corp. Class B	31,404	366,485
Nexstar Broadcasting Group Inc. Class Ab	8,822	419,751
Omnicom Group Inc.	64,760	5,277,292
Radio One Inc. Class Da	6,708	21,398
Reading International Inc. Class Aa	4,475	55,893
Regal Entertainment Group Class Ab	21,461	473,000
Saga Communications Inc. Class A	1,217	48,120
Salem Media Group Inc. Class A	3,004	21,689
Scholastic Corp.	6,773	268,279
Scripps Networks Interactive Inc. Class A	22,554	1,404,438
Sinclair Broadcast Group Inc. Class A	17,807	531,717
Sirius XM Holdings Inc.[a,b]	487,652	1,926,225
Starz Series Aa,b	22,518	673,739
TEGNA Inc.	59,604	1,381,025
Thomson Reuters Corp.	82,239	3,324,100
Time Inc.	29,070	478,492
Time Warner Inc.	215,922	15,878,904
Townsquare Media Inc. Class Aa,b	2,326	18,352
Tribune Media Co.	21,114	827,246
tronc Inc.	9,321	128,630
Twenty-First Century Fox Inc. Class A	298,231	8,067,149
Twenty-First Century Fox Inc. Class B	134,193	3,656,759
Viacom Inc. Class A	2,612	121,249
Viacom Inc. Class B NVS	94,336	3,912,114

Security	Shares	Value
Walt Disney Co. (The)	445,631	$43,591,624
World Wrestling Entertainment Inc. Class Ab	10,741	197,742

		180,707,461
METALS & MINING — 0.50%
AK Steel Holding Corp.[a]	64,930	302,574
Alcoa Inc.	360,373	3,340,658
Allegheny Technologies Inc.[b]	28,108	358,377
Ampco-Pittsburgh Corp.	2,326	26,307
Carpenter Technology Corp.	11,925	392,690
Century Aluminum Co.[a]	13,561	85,841
Cliffs Natural Resources Inc.[a,b]	56,001	317,526
Coeur Mining Inc.[a]	38,110	406,253
Commercial Metals Co.	30,350	512,915
Compass Minerals International Inc.[b]	9,558	709,108
Ferroglobe PLC	15,891	136,821
Freeport-McMoRan Inc.	341,640	3,805,870
Gerber Scientific Inc. Escrow[a]	5,665	57
Gold Resource Corp.	13,589	48,785
Handy & Harman Ltd.[a,b]	1,559	40,830
Haynes International Inc.	3,150	101,052
Hecla Mining Co.[b]	105,433	537,708
Kaiser Aluminum Corp.	5,175	467,872
Materion Corp.	5,282	130,782
Newmont Mining Corp.	145,572	5,694,777
Nucor Corp.	87,323	4,314,629
Olympic Steel Inc.	2,289	62,513
Real Industry Inc.[a]	5,948	46,216
Reliance Steel & Aluminum Co.	19,027	1,463,176
Royal Gold Inc.	18,035	1,298,881
Ryerson Holding Corp.[a]	2,871	50,242
Schnitzer Steel Industries Inc. Class A	6,630	116,688
Southern Copper Corp.[b]	22,923	618,463
Steel Dynamics Inc.	66,456	1,628,172
Stillwater Mining Co.[a]	30,207	358,255
SunCoke Energy Inc.	18,451	107,385

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Tahoe Resources Inc.	81,824	$1,224,905
TimkenSteel Corp.	10,657	102,520
U.S. Steel Corp.	37,671	635,133
Worthington Industries Inc.	13,631	576,591

		30,020,572
MULTI-UTILITIES — 1.10%
Ameren Corp.	66,188	3,546,353
Avista Corp.	17,517	784,762
Black Hills Corp.	13,617	858,416
CenterPoint Energy Inc.	117,315	2,815,560
CMS Energy Corp.	76,814	3,522,690
Consolidated Edison Inc.	83,554	6,721,084
Dominion Resources Inc./VA	168,782	13,153,181
DTE Energy Co.	48,744	4,831,505
MDU Resources Group Inc.	53,010	1,272,240
NiSource Inc.	88,951	2,358,981
NorthWestern Corp.	13,410	845,769
Public Service Enterprise Group Inc.	138,569	6,458,701
SCANA Corp.	35,693	2,700,532
Sempra Energy	68,450	7,804,669
TECO Energy Inc.	63,579	1,757,324
Unitil Corp.	3,645	155,532
Vectren Corp.	22,866	1,204,352
WEC Energy Group Inc.	87,101	5,687,695

		66,479,346
MULTILINE RETAIL — 0.54%
Big Lots Inc.	13,091	655,990
Dillard’s Inc. Class A	5,928	359,237
Dollar General Corp.	78,217	7,352,398
Dollar Tree Inc.[a]	62,437	5,884,063
Fred’s Inc. Class A	9,615	154,898
JC Penney Co. Inc.[a,b]	79,564	706,528
Kohl’s Corp.	50,412	1,911,623
Macy’s Inc.	85,230	2,864,580
Nordstrom Inc.	34,007	1,293,967
Ollie’s Bargain Outlet Holdings Inc.[a,b]	5,653	140,703

Security	Shares	Value
Sears Holdings Corp.[a,b]	3,477	$47,322
Target Corp.	162,321	11,333,252
Tuesday Morning Corp.[a]	10,996	77,192

		32,781,753
OIL, GAS & CONSUMABLE FUELS — 5.66%
Abraxas Petroleum Corp.[a]	21,125	23,871
Adams Resources & Energy Inc.	615	23,678
Alon USA Energy Inc.	9,663	62,616
Anadarko Petroleum Corp.	139,954	7,452,550
Antero Resources Corp.[a,b]	44,699	1,161,280
Apache Corp.	103,857	5,781,719
Ardmore Shipping Corp.	4,719	31,948
Bill Barrett Corp.[a]	12,583	80,405
Cabot Oil & Gas Corp.	124,619	3,207,693
California Resources Corp.[b]	9,880	120,536
Callon Petroleum Co.[a]	33,533	376,576
Carrizo Oil & Gas Inc.[a,b]	15,417	552,699
Cheniere Energy Inc.[a]	54,641	2,051,770
Chesapeake Energy Corp.[a]	169,521	725,550
Chevron Corp.	516,278	54,121,423
Cimarex Energy Co.	25,635	3,058,768
Clayton Williams Energy Inc.[a,b]	1,607	44,128
Clean Energy Fuels Corp.[a]	17,298	60,024
Cobalt International Energy Inc.[a,b]	98,175	131,554
Columbia Pipeline Group Inc.	108,977	2,777,824
Concho Resources Inc.[a,b]	35,687	4,256,388
ConocoPhillips	340,205	14,832,938
CONSOL Energy Inc.	64,341	1,035,247
Contango Oil & Gas Co.[a]	5,165	63,220
Continental Resources Inc./OKa,b	23,692	1,072,537
CVR Energy Inc.	4,294	66,557
Delek U.S. Holdings Inc.	15,435	203,896
Denbury Resources Inc.	92,112	330,682
Devon Energy Corp.	143,095	5,187,194
DHT Holdings Inc.	28,730	144,512

496

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Diamondback Energy Inc.[a]	19,837	$1,809,333
Dorian LPG Ltd.[a,b]	6,398	45,106
Earthstone Energy Inc.[a]	353	3,805
Eclipse Resources Corp.[a,b]	7,906	26,406
Energen Corp.	26,872	1,295,499
EOG Resources Inc.	150,806	12,580,237
EP Energy Corp. Class Aa,b	9,172	47,511
EQT Corp.	47,522	3,679,628
Erin Energy Corp.[a,b]	3,646	8,787
Evolution Petroleum Corp.	4,051	22,159
EXCO Resources Inc.[a,b]	39,708	51,620
Exxon Mobil Corp.	1,138,668	106,738,738
Frontline Ltd./Bermuda	12,827	100,948
GasLog Ltd.	11,286	146,492
Gener8 Maritime Inc.[a]	14,980	95,872
Golar LNG Ltd.	23,567	365,288
Green Plains Inc.	9,973	196,668
Gulfport Energy Corp.[a]	33,708	1,053,712
Hess Corp.	77,125	4,635,212
HollyFrontier Corp.	44,369	1,054,651
Isramco Inc.[a]	237	19,493
Jones Energy Inc. Class Aa	9,980	41,118
Kinder Morgan Inc./DE	527,617	9,876,990
Kosmos Energy Ltd.[a]	40,766	222,175
Laredo Petroleum Inc.[a,b]	35,162	368,498
Marathon Oil Corp.	231,883	3,480,564
Marathon Petroleum Corp.	144,207	5,474,098
Matador Resources Co.[a,b]	23,177	458,905
Memorial Resource Development Corp.[a]	29,439	467,491
Murphy Oil Corp.[b]	44,679	1,418,558
Navios Maritime Acquisition Corp.	21,505	33,763
Newfield Exploration Co.[a]	54,820	2,421,948
Noble Energy Inc.	116,353	4,173,582
Nordic American Tankers Ltd.	22,587	313,733
Northern Oil and Gas Inc.[a]	16,558	76,498
Oasis Petroleum Inc.[a,b]	49,235	459,855
Occidental Petroleum Corp.	209,243	15,810,401
ONEOK Inc.	57,029	2,706,026
Overseas Shipholding Group Inc.	9,825	107,977
Pacific Ethanol Inc.[a,b]	5,304	28,907

Security	Shares	Value
Panhandle Oil and Gas Inc. Class A	3,644	$60,745
Par Pacific Holdings Inc.[a,b]	8,216	126,033
Parsley Energy Inc. Class Aa,b	41,119	1,112,680
PBF Energy Inc.	25,589	608,506
PDC Energy Inc.[a]	12,445	716,956
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	123,710	9,815,151
Pioneer Natural Resources Co.	44,567	6,738,976
QEP Resources Inc.	57,841	1,019,737
Range Resources Corp.	46,306	1,997,641
Renewable Energy Group Inc.[a,b]	10,736	94,799
REX American Resources Corp.[a,b]	1,650	98,720
Ring Energy Inc.[a,b]	13,475	118,850
RSP Permian Inc.[a,b]	21,209	739,982
Sanchez Energy Corp.[a,b]	14,419	101,798
Scorpio Tankers Inc.	48,870	205,254
SemGroup Corp. Class A	11,730	381,929
Ship Finance International Ltd.	17,205	253,602
SM Energy Co.	19,353	522,531
Southwestern Energy Co.[a]	106,751	1,342,928
Spectra Energy Corp.	191,690	7,021,605
Synergy Resources Corp.[a]	49,911	332,407
Targa Resources Corp.	43,046	1,813,958
Teekay Corp.	11,860	84,562
Teekay Tankers Ltd. Class A	27,215	81,101
Tesoro Corp.	32,703	2,450,109
Valero Energy Corp.	128,864	6,572,064
W&T Offshore Inc.[a]	9,043	20,980
Western Refining Inc.	18,592	383,553
Westmoreland Coal Co.[a,b]	4,454	42,402
Whiting Petroleum Corp.[a]	54,438	504,096
Williams Companies Inc. (The)	188,776	4,083,225
World Fuel Services Corp.	18,739	889,915
WPX Energy Inc.[a]	74,905	697,366

		341,992,196
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[a]	10,222	234,595
Clearwater Paper Corp.[a]	4,798	313,645
Deltic Timber Corp.	2,879	193,267
Domtar Corp.	17,236	603,433
KapStone Paper and Packaging Corp.	23,255	302,548

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Louisiana-Pacific Corp.[a]	40,461	$701,998
Neenah Paper Inc.	4,160	301,059
PH Glatfelter Co.	11,092	216,960
Schweitzer-Mauduit International Inc.	8,094	285,556

		3,153,061
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	112,436	425,008
Coty Inc. Class Ab	12,373	321,574
Edgewell Personal Care Co.	16,806	1,418,595
Elizabeth Arden Inc.[a]	6,617	91,050
Estee Lauder Companies Inc. (The) Class A	59,337	5,400,854
Herbalife Ltd.[a]	20,477	1,198,519
Inter Parfums Inc.	4,269	121,965
Lifevantage Corp.[a,b]	3,734	50,782
Medifast Inc.	3,616	120,304
Natural Health Trends Corp.[b]	1,926	54,294
Nature’s Sunshine Products Inc.	3,066	29,219
Nu Skin Enterprises Inc. Class A	15,254	704,582
Nutraceutical International Corp.[a,b]	2,104	48,708
Revlon Inc. Class Aa	3,011	96,894
Synutra International Inc.[a]	4,492	17,115
USANA Health Sciences Inc.[a]	1,610	179,402

		10,278,865
PHARMACEUTICALS — 4.96%
AcelRx Pharmaceuticals Inc.[a]	9,617	25,870
Aclaris Therapeutics Inc.[a,b]	1,499	27,687
Aerie Pharmaceuticals Inc.[a,b]	6,939	122,126
Agile Therapeutics Inc.[a]	2,737	20,829
Akorn Inc.[a]	22,947	653,645
Allergan PLC[a]	108,572	25,089,904
Amphastar Pharmaceuticals Inc.[a,b]	8,008	129,089
Ampio Pharmaceuticals Inc.[a,b]	11,938	15,400
ANI Pharmaceuticals Inc.[a]	1,797	100,309
Aratana Therapeutics Inc.[a,b]	6,623	41,857
Axsome Therapeutics Inc.[a,b]	3,021	22,778
Bio-Path Holdings Inc.[a,b]	22,567	44,908
Bristol-Myers Squibb Co.	458,478	33,721,057
Catalent Inc.[a]	26,808	616,316
Cempra Inc.[a,b]	11,554	190,526
Collegium Pharmaceutical Inc.[a]	1,751	20,749

Security	Shares	Value
Corcept Therapeutics Inc.[a,b]	12,946	$70,685
Depomed Inc.[a]	14,844	291,239
Dermira Inc.[a]	4,809	140,663
DURECT Corp.[a]	27,245	33,239
Egalet Corp.[a,b]	6,019	29,854
Eli Lilly & Co.	267,685	21,080,194
Endo International PLC[a]	56,051	873,835
Endocyte Inc.[a,b]	11,672	37,467
Flex Pharma Inc.[a,b]	1,444	14,743
Heska Corp.[a]	2,308	85,788
Horizon Pharma PLC[a]	43,845	722,127
Impax Laboratories Inc.[a]	19,223	554,007
Innoviva Inc.[b]	25,629	269,873
Intersect ENT Inc.[a]	3,911	50,569
Intra-Cellular Therapies Inc.[a,b]	9,656	374,846
Johnson & Johnson	754,655	91,539,652
Lannett Co. Inc.[a,b]	6,673	158,751
Lipocine Inc.[a,b]	4,500	13,680
Mallinckrodt PLC[a]	29,455	1,790,275
Medicines Co. (The)[a]	18,440	620,137
Merck & Co. Inc.	760,900	43,835,449
Mylan NVa	119,515	5,167,829
MyoKardia Inc.[a,b]	1,641	20,348
Nektar Therapeutics[a,b]	35,116	499,701
Neos Therapeutics Inc.[a,b]	1,464	13,586
Ocular Therapeutix Inc.[a,b]	4,600	22,770
Omeros Corp.[a,b]	10,509	110,555
Pacira Pharmaceuticals Inc./DEa,b	9,291	313,385
Paratek Pharmaceuticals Inc.[a,b]	2,963	41,215
Perrigo Co. PLC	37,718	3,419,891
Pfizer Inc.	1,650,402	58,110,654
Phibro Animal Health Corp.	5,596	104,421
Prestige Brands Holdings Inc.[a,b]	14,469	801,583
Reata Pharmaceuticals Inc.[a]	1,545	30,514
Relypsa Inc.[a,b]	8,380	155,030
Revance Therapeutics Inc.[a,b]	4,141	56,318
Sagent Pharmaceuticals Inc.[a]	6,637	99,422
SciClone Pharmaceuticals Inc.[a]	14,823	193,588
Sucampo Pharmaceuticals Inc. Class Aa	6,885	75,529

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Supernus Pharmaceuticals Inc.[a,b]	10,595	$215,820
Teligent Inc.[a,b]	7,970	56,906
Tetraphase Pharmaceuticals Inc.[a,b]	9,087	39,074
TherapeuticsMD Inc.[a,b]	42,418	360,553
Theravance Biopharma Inc.[a]	9,095	206,366
Titan Pharmaceuticals Inc.[a,b]	5,112	27,963
WaVe Life Sciences Ltd.[a]	2,010	41,587
XenoPort Inc.[a,b]	19,533	137,512
Zoetis Inc.	124,922	5,928,798
Zogenix Inc.[a,b]	7,409	59,642

		299,740,683
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.	13,218	58,159
Advisory Board Co. (The)[a,b]	11,004	389,432
Barrett Business Services Inc.	1,853	76,566
CBIZ Inc.[a]	10,662	110,991
CEB Inc.	8,747	539,515
CRA International Inc.[a]	2,798	70,566
Dun & Bradstreet Corp. (The)	9,680	1,179,411
Equifax Inc.	32,527	4,176,467
Exponent Inc.	7,119	415,821
Franklin Covey Co.[a,b]	3,507	53,762
FTI Consulting Inc.[a]	11,721	476,810
GP Strategies Corp.[a]	2,833	61,448
Heidrick & Struggles International Inc.	4,735	79,927
Hill International Inc.[a]	6,304	25,657
Huron Consulting Group Inc.[a]	6,120	369,770
ICF International Inc.[a]	5,135	210,022
IDI Inc.[a,b]	4,125	19,511
IHS Inc. Class Aa	18,889	2,183,757
Insperity Inc.	4,639	358,270
Kelly Services Inc. Class A	6,850	129,945
Kforce Inc.	7,476	126,270
Korn/Ferry International	14,379	297,645
ManpowerGroup Inc.	19,572	1,259,262
Mistras Group Inc.[a]	4,059	96,888
Navigant Consulting Inc.[a]	13,500	218,025
Nielsen Holdings PLC	99,590	5,175,692
On Assignment Inc.[a]	14,129	522,067
Resources Connection Inc.	11,033	163,068

Security	Shares	Value
Robert Half International Inc.	34,651	$1,322,282
RPX Corp.[a]	13,717	125,785
TransUnion[a]	14,317	478,760
TriNet Group Inc.[a]	10,587	220,104
TrueBlue Inc.[a]	10,603	200,609
Verisk Analytics Inc. Class Aa	41,995	3,404,955
WageWorks Inc.[a]	10,321	617,299

		25,214,518
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.60%
Acadia Realty Trust	20,097	713,845
AG Mortgage Investment Trust Inc.	7,124	102,871
Agree Realty Corp.	6,866	331,216
Alexander’s Inc.	611	250,040
Alexandria Real Estate Equities Inc.[b]	20,109	2,081,684
Altisource Residential Corp.[b]	14,761	135,654
American Assets Trust Inc.	9,872	418,968
American Campus Communities Inc.	36,316	1,920,027
American Capital Agency Corp.	89,013	1,764,238
American Capital Mortgage Investment Corp.	15,342	242,250
American Homes 4 Rent Class Ab	45,557	933,007
American Tower Corp.	115,611	13,134,566
Annaly Capital Management Inc.	253,100	2,801,817
Anworth Mortgage Asset Corp.	22,873	107,503
Apartment Investment & Management Co. Class A	42,468	1,875,387
Apollo Commercial Real Estate Finance Inc.[b]	14,292	229,672
Apollo Residential Mortgage Inc.	7,922	106,155
Apple Hospitality REIT Inc.	44,599	838,907
Ares Commercial Real Estate Corp.	7,615	93,588
Armada Hoffler Properties Inc.	11,134	152,981
ARMOUR Residential REIT Inc.[b]	8,932	178,640
Ashford Hospitality Prime Inc.	8,442	119,370
Ashford Hospitality Trust Inc.	19,634	105,435
AvalonBay Communities Inc.	37,549	6,773,464
Bluerock Residential Growth REIT Inc.[b]	5,238	68,094
Boston Properties Inc.	41,787	5,511,705
Brandywine Realty Trust[b]	47,177	792,574
Brixmor Property Group Inc.	52,123	1,379,175

499

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Camden Property Trust[b]	23,891	$2,112,442
Capstead Mortgage Corp.	24,336	236,059
Care Capital Properties Inc.	21,845	572,557
CareTrust REIT Inc.	18,147	250,066
CatchMark Timber Trust Inc. Class A	9,869	120,599
CBL & Associates Properties Inc.[b]	42,537	396,019
Cedar Realty Trust Inc.	25,446	189,064
Chatham Lodging Trust[b]	10,067	221,273
Chesapeake Lodging Trust	16,356	380,277
Chimera Investment Corp.[b]	49,235	772,989
City Office REIT Inc.	5,108	66,302
Colony Capital Inc.	31,302	480,486
Colony Starwood Homes	17,464	531,255
Columbia Property Trust Inc.	32,678	699,309
Communications Sales & Leasing Inc.[a]	32,236	931,620
Community Healthcare Trust Inc.[b]	3,426	72,426
CorEnergy Infrastructure Trust Inc.	4,124	118,977
CoreSite Realty Corp.	9,040	801,758
Corporate Office Properties Trust	24,408	721,745
Corrections Corp. of America	31,083	1,088,527
Cousins Properties Inc.[b]	58,026	603,470
Crown Castle International Corp.	92,095	9,341,196
CubeSmart	47,398	1,463,650
CyrusOne Inc.[b]	19,700	1,096,502
CYS Investments Inc.	45,666	382,224
DCT Industrial Trust Inc.	24,758	1,189,374
DDR Corp.	84,663	1,535,787
DiamondRock Hospitality Co.	54,867	495,449
Digital Realty Trust Inc.[b]	39,767	4,334,205
Douglas Emmett Inc.	39,199	1,392,348
Duke Realty Corp.	93,981	2,505,533
DuPont Fabros Technology Inc.	20,886	992,920
Dynex Capital Inc.	14,398	99,922

Security	Shares	Value
Easterly Government Properties Inc.[b]	7,354	$145,094
EastGroup Properties Inc.	9,079	625,725
Education Realty Trust Inc.	18,600	858,204
Empire State Realty Trust Inc. Class A	32,887	624,524
EPR Properties	17,179	1,386,002
Equinix Inc.	18,958	7,350,585
Equity Commonwealth[a]	34,147	994,702
Equity Lifestyle Properties Inc.	20,915	1,674,246
Equity One Inc.	24,840	799,351
Equity Residential	97,602	6,722,826
Essex Property Trust Inc.	17,789	4,057,493
Extra Space Storage Inc.	33,024	3,056,041
Farmland Partners Inc.	3,164	35,816
Federal Realty Investment Trust	19,311	3,196,936
FelCor Lodging Trust Inc.	38,749	241,406
First Industrial Realty Trust Inc.[b]	31,564	878,110
First Potomac Realty Trust	15,333	141,064
Forest City Realty Trust Inc.	63,520	1,417,131
Four Corners Property Trust Inc.	16,273	335,061
Franklin Street Properties Corp.	24,172	296,590
General Growth Properties Inc.	157,610	4,699,930
GEO Group Inc. (The)	21,079	720,480
Getty Realty Corp.	6,845	146,825
Gladstone Commercial Corp.	6,722	113,535
Global Net Lease Inc.[b]	46,368	368,626
Government Properties Income Trust[b]	17,884	412,405
Gramercy Property Trust[b]	111,154	1,024,840
Great Ajax Corp.	1,130	15,673
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,143	262,289
Hatteras Financial Corp.	25,600	419,840
HCP Inc.	127,993	4,528,392
Healthcare Realty Trust Inc.	27,891	975,906
Healthcare Trust of America Inc. Class Ab	36,586	1,183,191
Hersha Hospitality Trust[b]	13,178	226,003
Highwoods Properties Inc.	25,957	1,370,530

500

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Hospitality Properties Trust	41,281	$1,188,893
Host Hotels & Resorts Inc.	204,869	3,320,926
Hudson Pacific Properties Inc.	22,611	659,789
Independence Realty Trust Inc.[b]	10,496	85,857
InfraREIT Inc.[a]	10,468	183,609
Invesco Mortgage Capital Inc.[b]	32,192	440,708
Investors Real Estate Trust[b]	33,082	214,041
Iron Mountain Inc.	70,825	2,820,960
iStar Inc.[a,b]	22,106	211,997
Kilroy Realty Corp.	24,680	1,636,037
Kimco Realty Corp.	112,240	3,522,091
Kite Realty Group Trust	21,777	610,409
Ladder Capital Corp.[b]	11,115	135,603
Lamar Advertising Co. Class Ab	22,195	1,471,528
LaSalle Hotel Properties	29,232	689,291
Lexington Realty Trust[b]	61,871	625,516
Liberty Property Trust	40,705	1,616,803
LTC Properties Inc.[b]	10,480	542,130
Macerich Co. (The)	39,301	3,355,912
Mack-Cali Realty Corp.	23,092	623,484
Medical Properties Trust Inc.	61,932	941,986
MFA Financial Inc.	102,813	747,451
Mid-America Apartment Communities Inc.	20,296	2,159,494
Monmouth Real Estate Investment Corp.	17,877	237,049
Monogram Residential Trust Inc.[b]	43,183	440,898
National Health Investors Inc.[b]	9,813	736,858
National Retail Properties Inc.	39,366	2,036,010
National Storage Affiliates Trust[b]	5,498	114,468
New Residential Investment Corp.	60,634	839,175
New Senior Investment Group Inc.	23,079	246,484
New York Mortgage Trust Inc.[b]	26,668	162,675
New York REIT Inc.[b]	45,610	421,892
NexPoint Residential Trust Inc.	4,683	85,231
NorthStar Realty Europe Corp.	16,089	148,823
NorthStar Realty Finance Corp.[b]	48,260	551,612
Omega Healthcare Investors Inc.	49,983	1,696,923
One Liberty Properties Inc.	3,014	71,884

Security	Shares	Value
Orchid Island Capital Inc.	5,310	$54,640
Outfront Media Inc.	36,998	894,242
Owens Realty Mortgage Inc.[b]	2,726	45,361
Paramount Group Inc.	51,038	813,546
Parkway Properties Inc./Mdb	22,016	368,328
Pebblebrook Hotel Trust	19,014	499,117
Pennsylvania REIT	18,438	395,495
PennyMac Mortgage Investment Trust[c]	19,016	308,630
Physicians Realty Trust	36,340	763,503
Piedmont Office Realty Trust Inc. Class Ab	40,350	869,139
Pinnacle Entertainment Inc.	51,067	1,760,790
Post Properties Inc.[b]	14,246	869,718
Potlatch Corp.	10,603	361,562
Preferred Apartment Communities Inc.[b]	6,613	97,343
Prologis Inc.	142,525	6,989,426
PS Business Parks Inc.	5,589	592,881
Public Storage[b]	40,454	10,339,638
QTS Realty Trust Inc. Class A	12,614	706,132
RAIT Financial Trust	24,432	76,472
Ramco-Gershenson Properties Trust	20,556	403,103
Rayonier Inc.	35,585	933,750
Realty Income Corp.[b]	70,549	4,893,279
Redwood Trust Inc.	20,689	285,715
Regency Centers Corp.[b]	26,508	2,219,515
Resource Capital Corp.	8,235	105,902
Retail Opportunity Investments Corp.[b]	27,660	599,392
Retail Properties of America Inc. Class A	65,999	1,115,383
Rexford Industrial Realty Inc.	17,774	374,854
RLJ Lodging Trust	34,660	743,457
Rouse Properties Inc.[b]	9,559	174,452
Ryman Hospitality Properties Inc.	11,513	583,133
Sabra Health Care REIT Inc.	17,778	366,849
Saul Centers Inc.	3,225	199,015
Select Income REIT[b]	16,085	418,049
Senior Housing Properties Trust	61,797	1,287,232
Seritage Growth Properties[b]	6,784	338,115
Silver Bay Realty Trust Corp.	10,253	174,609

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Simon Property Group Inc.	84,562	$18,341,498
SL Green Realty Corp.[b]	26,810	2,854,461
Sovran Self Storage Inc.	12,289	1,289,362
Spirit Realty Capital Inc.	129,080	1,648,352
STAG Industrial Inc.[b]	17,130	407,865
Starwood Property Trust Inc.	66,194	1,371,540
STORE Capital Corp.	41,065	1,209,364
Summit Hotel Properties Inc.	24,007	317,853
Sun Communities Inc.	17,020	1,304,413
Sunstone Hotel Investors Inc.	55,990	675,799
Tanger Factory Outlet Centers Inc.	26,359	1,059,105
Taubman Centers Inc.	16,357	1,213,689
Terreno Realty Corp.	11,817	305,706
Tier REIT Inc.[b]	12,980	198,983
Two Harbors Investment Corp.	100,260	858,226
UDR Inc.	72,436	2,674,337
UMH Properties Inc.	10,233	115,121
United Development Funding IVb	7,998	25,594
Universal Health Realty Income Trust[b]	2,895	165,536
Urban Edge Properties	23,032	687,736
Urstadt Biddle Properties Inc. Class A	5,967	147,862
Ventas Inc.	92,550	6,739,491
VEREIT Inc.	245,948	2,493,913
Vornado Realty Trust	47,044	4,710,045
Washington REIT[b]	19,962	628,005
Weingarten Realty Investors	31,877	1,301,219
Welltower Inc.[b]	97,842	7,452,625
Western Asset Mortgage Capital Corp.[b]	12,169	114,267
Weyerhaeuser Co.	203,724	6,064,863
Whitestone REIT[b]	9,795	147,709
WP Carey Inc.	28,714	1,993,326
WP Glimcher Inc.[b]	48,313	540,622
Xenia Hotels & Resorts Inc.[b]	29,140	488,969

		277,828,255
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	12,681	458,291
Altisource Portfolio Solutions SAa	3,815	106,210

Security	Shares	Value
AV Homes Inc.[a,b]	2,527	$30,880
CBRE Group Inc. Class Aa	81,937	2,169,692
Consolidated-Tomoka Land Co.	1,060	50,318
Forestar Group Inc.[a,b]	8,997	106,974
FRP Holdings Inc.[a]	1,644	56,718
Griffin Industrial Realty Inc.	193	5,915
HFF Inc. Class A	10,155	293,276
Howard Hughes Corp. (The)[a]	9,895	1,131,196
Jones Lang LaSalle Inc.	12,533	1,221,341
Kennedy-Wilson Holdings Inc.	24,568	465,809
Marcus & Millichap Inc.[a]	3,543	90,028
RE/MAX Holdings Inc. Class A	4,706	189,464
Realogy Holdings Corp.[a]	39,799	1,154,967
RMR Group Inc. (The)	1,732	53,640
St. Joe Co. (The)[a,b]	13,128	232,628
Stratus Properties Inc.[a,b]	1,691	31,672
Tejon Ranch Co.[a]	3,504	82,835
Trinity Place Holdings Inc.[a,b]	5,263	40,473

		7,972,327
ROAD & RAIL — 0.78%
AMERCO	1,675	627,371
ArcBest Corp.	6,559	106,584
Avis Budget Group Inc.[a,b]	22,886	737,616
Celadon Group Inc.	8,211	67,084
Covenant Transportation Group Inc. Class Aa	2,836	51,247
CSX Corp.	261,891	6,830,117
Genesee & Wyoming Inc. Class Aa	15,768	929,524
Heartland Express Inc.	15,185	264,067
Hertz Global Holdings Inc.[a]	98,754	1,093,207
JB Hunt Transport Services Inc.	24,522	1,984,565
Kansas City Southern	30,004	2,703,060
Knight Transportation Inc.[b]	17,434	463,396
Landstar System Inc.	11,406	783,136
Marten Transport Ltd.	5,971	118,226
Norfolk Southern Corp.	81,014	6,896,722
Old Dominion Freight Line Inc.[a]	19,251	1,161,028
PAM Transportation Services Inc.[a]	841	13,363
Roadrunner Transportation Systems Inc.[a]	7,200	53,712
Ryder System Inc.	14,142	864,642

502

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Saia Inc.[a]	6,289	$158,105
Swift Transportation Co.[a,b]	23,305	359,130
Union Pacific Corp.	231,598	20,206,926
Universal Logistics Holdings Inc.	1,346	17,363
USA Truck Inc.[a]	1,635	28,629
Werner Enterprises Inc.	11,542	265,120
YRC Worldwide Inc.[a,b]	7,448	65,542

		46,849,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.72%
Acacia Communications Inc.[a]	1,423	56,835
Advanced Energy Industries Inc.[a]	10,414	395,315
Advanced Micro Devices Inc.[a]	180,417	927,343
Alpha & Omega Semiconductor Ltd.[a]	4,563	63,563
Ambarella Inc.[a]	8,202	416,744
Amkor Technology Inc.[a]	24,595	141,421
Analog Devices Inc.	84,276	4,773,393
Applied Materials Inc.	298,954	7,165,927
Applied Micro Circuits Corp.[a,b]	22,174	142,357
Axcelis Technologies Inc.[a]	27,190	73,141
Broadcom Ltd.	103,440	16,074,576
Brooks Automation Inc.	17,313	194,252
Cabot Microelectronics Corp.	6,060	256,580
Cavium Inc.[a]	15,412	594,903
CEVA Inc.[a]	5,993	162,830
Cirrus Logic Inc.[a]	16,864	654,155
Cohu Inc.	6,083	66,001
Cree Inc.[a,b]	27,187	664,450
Cypress Semiconductor Corp.	87,663	924,845
Diodes Inc.[a]	9,157	172,060
DSP Group Inc.[a]	6,044	64,127
Entegris Inc.[a]	35,878	519,155
Exar Corp.[a]	9,801	78,898
Fairchild Semiconductor International Inc.[a]	33,300	661,005
First Solar Inc.[a]	20,634	1,000,336
FormFactor Inc.[a]	15,084	135,605
GigPeak Inc.[a]	12,619	24,733
Inphi Corp.[a]	9,994	320,108
Integrated Device Technology Inc.[a]	36,116	727,015
Intel Corp.	1,297,842	42,569,218
Intersil Corp. Class A	38,422	520,234
IXYS Corp.	6,550	67,137
KLA-Tencor Corp.	43,110	3,157,807

Security	Shares	Value
Kopin Corp.[a]	17,557	$38,977
Lam Research Corp.	43,638	3,668,210
Lattice Semiconductor Corp.[a,b]	30,608	163,753
Linear Technology Corp.	65,102	3,029,196
MACOM Technology Solutions Holdings Inc.[a,b]	6,024	198,672
Marvell Technology Group Ltd.	110,212	1,050,320
Maxim Integrated Products Inc.	77,791	2,776,361
MaxLinear Inc. Class Aa	16,580	298,108
Microchip Technology Inc.	57,595	2,923,522
Micron Technology Inc.[a]	283,901	3,906,478
Microsemi Corp.[a]	31,309	1,023,178
MKS Instruments Inc.	13,731	591,257
Monolithic Power Systems Inc.	10,860	741,955
Nanometrics Inc.[a]	6,102	126,861
NeoPhotonics Corp.[a]	7,222	68,826
NVE Corp.	1,192	69,911
NVIDIA Corp.	139,573	6,561,327
ON Semiconductor Corp.[a]	113,094	997,489
PDF Solutions Inc.[a]	9,269	129,673
Photronics Inc.[a]	15,621	139,183
Power Integrations Inc.	7,372	369,116
Qorvo Inc.[a]	37,554	2,075,234
QUALCOMM Inc.	403,365	21,608,263
Rambus Inc.[a,b]	28,910	349,233
Rudolph Technologies Inc.[a]	8,545	132,704
Semtech Corp.[a]	17,176	409,819
Sigma Designs Inc.[a]	8,791	56,526
Silicon Laboratories Inc.[a]	11,130	542,476
Skyworks Solutions Inc.	52,149	3,299,989
SunPower Corp.[a,b]	14,677	227,347
Synaptics Inc.[a]	10,275	552,281
Teradyne Inc.	54,741	1,077,850
Tessera Technologies Inc.	13,571	415,815
Texas Instruments Inc.	275,892	17,284,634
Ultra Clean Holdings Inc.[a]	6,476	36,848
Ultratech Inc.[a]	6,843	157,184
Veeco Instruments Inc.[a]	10,082	166,958
Xcerra Corp.[a]	12,669	72,847
Xilinx Inc.	69,545	3,208,111

		164,312,561

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
SOFTWARE — 4.16%
A10 Networks Inc.[a]	15,804	$102,252
ACI Worldwide Inc.[a]	31,293	610,526
Activision Blizzard Inc.	153,362	6,077,736
Adobe Systems Inc.[a]	133,861	12,822,545
American Software Inc./GA Class A	6,184	64,808
ANSYS Inc.[a,b]	24,429	2,216,932
Aspen Technology Inc.[a,b]	22,561	907,855
Atlassian Corp. PLC Class Aa	6,766	175,239
Autodesk Inc.[a]	58,037	3,142,123
AVG Technologies NVa	11,523	218,822
Barracuda Networks Inc.[a,b]	6,708	101,559
Blackbaud Inc.	12,915	876,929
Bottomline Technologies de Inc.[a]	11,821	254,506
BroadSoft Inc.[a,b]	8,709	357,330
CA Inc.	79,655	2,615,074
Cadence Design Systems Inc.[a]	81,641	1,983,876
Callidus Software Inc.[a]	14,295	285,614
CDK Global Inc.	43,493	2,413,427
Citrix Systems Inc.[a]	42,513	3,404,866
CommVault Systems Inc.[a]	10,521	454,402
Digimarc Corp.[a,b]	1,873	59,861
Ebix Inc.[b]	7,518	360,112
Electronic Arts Inc.[a]	79,734	6,040,648
Ellie Mae Inc.[a,b]	7,998	733,017
EnerNOC Inc.[a,b]	6,547	41,377
Epiq Systems Inc.	8,407	122,742
Exa Corp.[a]	3,769	54,462
Fair Isaac Corp.	8,194	926,004
FireEye Inc.[a,b]	41,056	676,192
FleetMatics Group PLC[a]	11,278	488,676
Fortinet Inc.[a]	39,536	1,248,942
Gigamon Inc.[a]	8,286	309,814
Globant SAa	6,830	268,761
Glu Mobile Inc.[a,b]	28,902	63,584
Guidance Software Inc.[a,b]	3,908	24,191
Guidewire Software Inc.[a]	20,151	1,244,526
HubSpot Inc.[a,b]	7,711	334,812
Imperva Inc.[a]	7,617	327,607
Infoblox Inc.[a]	14,969	280,818
Interactive Intelligence Group Inc.[a]	5,489	224,994

Security	Shares	Value
Intuit Inc.	66,832	$7,459,120
Jive Software Inc.[a]	10,351	38,920
Majesco[a]	1,594	8,464
Manhattan Associates Inc.[a]	19,824	1,271,313
Mentor Graphics Corp.	30,194	641,924
Microsoft Corp.	2,080,358	106,451,919
MicroStrategy Inc. Class Aa	2,577	451,027
Mitek Systems Inc.[a]	8,001	56,887
MobileIron Inc.[a]	14,040	42,822
Model N Inc.[a]	7,320	97,722
Monotype Imaging Holdings Inc.	9,697	238,837
NetSuite Inc.[a,b]	10,833	788,642
Nuance Communications Inc.[a]	60,667	948,225
Oracle Corp.	812,237	33,244,860
Park City Group Inc.[a,b]	2,491	22,344
Paycom Software Inc.[a,b]	11,812	510,397
Paylocity Holding Corp.[a,b]	5,827	251,726
Pegasystems Inc.	9,111	245,542
Progress Software Corp.[a]	14,390	395,149
Proofpoint Inc.[a,b]	11,802	744,588
PROS Holdings Inc.[a]	5,722	99,735
PTC Inc.[a]	31,540	1,185,273
QAD Inc. Class A	1,700	32,759
Qlik Technologies Inc.[a]	24,724	731,336
Qualys Inc.[a]	6,097	181,752
Rapid7 Inc.[a,b]	7,394	93,017
RealPage Inc.[a]	13,160	293,863
Red Hat Inc.[a]	49,239	3,574,751
RingCentral Inc. Class Aa	17,231	339,795
Rosetta Stone Inc.[a]	5,245	40,649
Rovi Corp.[a]	21,060	329,378
Rubicon Project Inc. (The)[a]	11,468	156,538
salesforce.com inc.[a]	175,618	13,945,825
Sapiens International Corp. NV	9,169	107,369
SecureWorks Corp. Class Aa	1,648	23,237
ServiceNow Inc.[a]	43,990	2,920,936
Silver Spring Networks Inc.[a]	8,966	108,937
Splunk Inc.[a]	35,603	1,928,971
SS&C Technologies Holdings Inc.	45,056	1,265,173
Symantec Corp.	168,334	3,457,580
Synchronoss Technologies Inc.[a]	10,643	339,086
Synopsys Inc.[a]	41,566	2,247,889

504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Tableau Software Inc. Class Aa	14,925	$730,131
Take-Two Interactive Software Inc.[a]	23,757	900,865
Tangoe Inc.[a]	11,689	90,239
Telenav Inc.[a]	11,131	56,768
TiVo Inc.[a]	26,810	265,419
TubeMogul Inc.[a]	5,335	63,487
Tyler Technologies Inc.[a]	9,308	1,551,737
Ultimate Software Group Inc. (The)[a]	7,602	1,598,625
Varonis Systems Inc.[a,b]	2,156	51,787
VASCO Data Security International Inc.[a]	7,446	122,040
Verint Systems Inc.[a]	16,857	558,472
VirnetX Holding Corp.[a,b]	10,923	43,692
VMware Inc. Class Aa,b	22,729	1,300,553
Workday Inc. Class Aa,b	31,834	2,377,045
Workiva Inc.[a]	7,004	95,675
Xura Inc.[a]	5,598	136,759
Zendesk Inc.[a,b]	21,839	576,113
Zix Corp.[a]	15,819	59,321
Zynga Inc. Class Aa	213,771	532,290

		251,342,856
SPECIALTY RETAIL — 2.48%
Aaron’s Inc.	16,893	369,788
Abercrombie & Fitch Co. Class A	19,028	338,889
Advance Auto Parts Inc.	19,366	3,130,127
America’s Car-Mart Inc./TXa,b	2,066	58,344
American Eagle Outfitters Inc.	48,310	769,578
Asbury Automotive Group Inc.[a,b]	5,968	314,752
Ascena Retail Group Inc.[a,b]	45,560	318,464
AutoNation Inc.[a,b]	17,611	827,365
AutoZone Inc.[a]	8,067	6,403,907
Barnes & Noble Education Inc.[a,b]	8,285	84,093
Barnes & Noble Inc.	19,848	225,275
Bed Bath & Beyond Inc.	42,035	1,816,753
Best Buy Co. Inc.	74,596	2,282,638
Big 5 Sporting Goods Corp.	4,266	39,546
Boot Barn Holdings Inc.[a,b]	3,678	31,704
Buckle Inc. (The)[b]	7,186	186,764
Build-A-Bear Workshop Inc.[a]	3,227	43,306

Security	Shares	Value
Burlington Stores Inc.[a]	19,749	$1,317,456
Cabela’s Inc.[a]	13,400	670,804
Caleres Inc.	11,350	274,783
CarMax Inc.[a,b]	53,537	2,624,919
Cato Corp. (The) Class A	7,169	270,415
Chico’s FAS Inc.	38,179	408,897
Children’s Place Inc. (The)[b]	5,448	436,821
Citi Trends Inc.	3,844	59,697
Conn’s Inc.[a,b]	7,193	54,091
Container Store Group Inc. (The)[a,b]	3,758	20,105
CST Brands Inc.	21,350	919,758
Destination XL Group Inc.[a,b]	10,782	49,274
Dick’s Sporting Goods Inc.	24,201	1,090,497
DSW Inc. Class A	18,799	398,163
Express Inc.[a]	22,101	320,685
Finish Line Inc. (The) Class A	13,313	268,789
Five Below Inc.[a,b]	14,131	655,820
Foot Locker Inc.	37,823	2,074,970
Francesca’s Holdings Corp.[a,b]	11,492	126,987
GameStop Corp. Class A	29,922	795,327
Gap Inc. (The)	60,302	1,279,608
Genesco Inc.[a]	6,452	414,928
GNC Holdings Inc. Class A	19,820	481,428
Group 1 Automotive Inc.	6,310	311,462
Guess? Inc.	15,477	232,929
Haverty Furniture Companies Inc.	4,857	87,572
Hibbett Sports Inc.[a,b]	6,878	239,286
Home Depot Inc. (The)	341,750	43,638,057
Kirkland’s Inc.[a]	5,698	83,647
L Brands Inc.	66,876	4,489,386
Lithia Motors Inc. Class A	6,778	481,712
Lowe’s Companies Inc.	245,443	19,431,722
Lumber Liquidators Holdings Inc.[a,b]	7,140	110,099
MarineMax Inc.[a]	7,793	132,247
Mattress Firm Holding Corp.[a,b]	5,307	178,050
Michaels Companies Inc. (The)[a]	25,207	716,887
Monro Muffler Brake Inc.	8,917	566,764
Murphy USA Inc.[a]	10,130	751,241
O’Reilly Automotive Inc.[a]	25,911	7,024,472
Office Depot Inc.[a]	147,009	486,600

505

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Outerwall Inc.[b]	5,335	$224,070
Party City Holdco Inc.[a,b]	6,325	87,981
Penske Automotive Group Inc.	11,024	346,815
Pier 1 Imports Inc.	25,343	130,263
Rent-A-Center Inc./TX	14,789	181,609
Restoration Hardware Holdings Inc.[a,b]	11,361	325,833
Ross Stores Inc.	107,941	6,119,175
Sally Beauty Holdings Inc.[a]	38,996	1,146,872
Sears Hometown and Outlet Stores Inc.[a]	3,058	20,611
Select Comfort Corp.[a]	14,782	316,039
Shoe Carnival Inc.	3,762	94,276
Signet Jewelers Ltd.	21,727	1,790,522
Sonic Automotive Inc. Class A	7,717	132,038
Sportsman’s Warehouse Holdings Inc.[a,b]	7,755	62,505
Stage Stores Inc.	7,968	38,884
Staples Inc.	172,238	1,484,692
Stein Mart Inc.	7,006	54,086
Tailored Brands Inc.	13,277	168,087
Tiffany & Co.	30,711	1,862,315
Tile Shop Holdings Inc.[a,b]	8,499	168,960
Tilly’s Inc. Class Aa	2,348	13,595
TJX Companies Inc. (The)	181,407	14,010,063
Tractor Supply Co.	37,120	3,384,602
Ulta Salon Cosmetics & Fragrance Inc.[a]	16,036	3,907,011
Urban Outfitters Inc.[a,b]	24,302	668,305
Vitamin Shoppe Inc.[a,b]	7,704	235,511
West Marine Inc.[a]	3,789	31,790
Williams-Sonoma Inc.	24,600	1,282,398
Winmark Corp.	632	62,991
Zumiez Inc.[a,b]	5,738	82,111

		149,651,658
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.03%
3D Systems Corp.[a,b]	28,707	392,999
Apple Inc.	1,505,406	143,916,814
Avid Technology Inc.[a,b]	8,056	46,805
CPI Card Group Inc.[b]	4,554	22,816
Cray Inc.[a]	10,271	307,308
Diebold Inc.	16,459	408,677

Security	Shares	Value
Eastman Kodak Co.[a]	4,614	$74,193
Electronics For Imaging Inc.[a,b]	12,097	520,655
EMC Corp./MA	535,566	14,551,328
Hewlett Packard Enterprise Co.	473,483	8,650,535
HP Inc.	474,106	5,950,030
Immersion Corp.[a,b]	7,232	53,083
Lexmark International Inc. Class A	16,435	620,421
NCR Corp.[a]	35,464	984,835
NetApp Inc.	80,433	1,977,848
Nimble Storage Inc.[a]	13,142	104,610
Pure Storage Inc. Class Aa,b	15,989	174,280
Silicon Graphics International Corp.[a,b]	8,526	42,886
Stratasys Ltd.[a]	12,893	295,121
Super Micro Computer Inc.[a]	10,060	249,991
USA Technologies Inc.[a]	9,741	41,594
Western Digital Corp.	77,247	3,650,693

		183,037,522
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Carter’s Inc.	13,707	1,459,384
Coach Inc.	76,326	3,109,521
Columbia Sportswear Co.	7,722	444,324
Crocs Inc.[a]	18,830	212,402
Culp Inc.	2,250	62,168
Deckers Outdoor Corp.[a]	8,962	515,494
Delta Apparel Inc.[a]	1,934	43,612
Fossil Group Inc.[a,b]	11,347	323,730
G-III Apparel Group Ltd.[a]	11,912	544,617
Hanesbrands Inc.	101,712	2,556,023
Iconix Brand Group Inc.[a,b]	13,285	89,807
Kate Spade & Co.[a]	33,451	689,425
lululemon athletica Inc.[a,b]	26,594	1,964,233
Michael Kors Holdings Ltd.[a]	47,020	2,326,550
Movado Group Inc.	4,630	100,378
NIKE Inc. Class B	363,706	20,076,571
Oxford Industries Inc.	3,695	209,211
Perry Ellis International Inc.[a]	3,084	62,050
PVH Corp.	22,500	2,120,175
Ralph Lauren Corp.	16,237	1,455,160
Sequential Brands Group Inc.[a]	8,817	70,360
Skechers U.S.A. Inc. Class Aa	34,277	1,018,712

506

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
Steven Madden Ltd.[a,b]	17,499	$598,116
Superior Uniform Group Inc.	1,958	37,378
Tumi Holdings Inc.[a]	15,654	418,588
Under Armour Inc. Class Aa,b	49,964	2,005,055
Under Armour Inc. Class Ca,b	50,532	1,839,367
Unifi Inc.[a]	3,613	98,382
Vera Bradley Inc.[a,b]	5,136	72,777
VF Corp.	93,225	5,732,405
Vince Holding Corp.[a,b]	3,956	21,679
Wolverine World Wide Inc.	27,601	560,852

		50,838,506
THRIFTS & MORTGAGE FINANCE — 0.19%
Astoria Financial Corp.	22,673	347,577
Bank Mutual Corp.	11,768	90,378
BankFinancial Corp.	5,459	65,453
Bear State Financial Inc.	3,499	32,996
Beneficial Bancorp. Inc.[a]	21,264	270,478
BofI Holding Inc.[a,b]	17,276	305,958
BSB Bancorp. Inc./MAa,b	3,102	70,260
Capitol Federal Financial Inc.	38,835	541,748
Charter Financial Corp./MD	5,923	78,657
Clifton Bancorp. Inc.[b]	6,806	102,566
Dime Community Bancshares Inc.	8,149	138,614
ESSA Bancorp. Inc.	2,219	29,735
Essent Group Ltd.[a]	20,001	436,222
EverBank Financial Corp.	27,312	405,856
Federal Agricultural Mortgage Corp. Class C	2,689	93,631
First Defiance Financial Corp.	2,550	99,067
Flagstar Bancorp. Inc.[a]	5,148	125,663
Fox Chase Bancorp. Inc.	3,149	64,051
Greene County Bancorp. Inc.	821	13,358
Hingham Institution for Savings	358	44,005
Home Bancorp. Inc.	1,563	42,936
HomeStreet Inc.[a]	5,317	105,915
IMPAC Mortgage Holdings Inc.[a,b]	3,455	54,174
Kearny Financial Corp./MD	24,047	302,511
Lake Sunapee Bank Group	2,129	36,427
LendingTree Inc.[a,b]	1,648	145,568
Meridian Bancorp. Inc.	13,986	206,713
Meta Financial Group Inc.	2,781	141,720

Security	Shares	Value
MGIC Investment Corp.[a]	88,938	$529,181
Nationstar Mortgage Holdings Inc.[a,b]	12,291	138,397
New York Community Bancorp. Inc.	133,379	1,999,351
NMI Holdings Inc. Class Aa	13,214	72,413
Northfield Bancorp. Inc.	14,944	221,620
Northwest Bancshares Inc.	25,431	377,142
OceanFirst Financial Corp.	7,627	138,583
Ocwen Financial Corp.[a,b]	27,031	46,223
Oritani Financial Corp.	11,821	189,018
PennyMac Financial Services Inc. Class Aa,c	3,152	39,368
PHH Corp.[a,b]	12,115	161,372
Provident Bancorp. Inc.[a,b]	1,199	18,489
Provident Financial Holdings Inc.	1,793	32,812
Provident Financial Services Inc.	19,179	376,676
Radian Group Inc.	57,948	603,818
SI Financial Group Inc.	3,024	40,038
Southern Missouri Bancorp. Inc.	1,588	37,366
Territorial Bancorp. Inc.	2,877	76,154
TFS Financial Corp.	17,256	297,148
TrustCo Bank Corp. NY	24,391	156,346
United Community Financial Corp./OH	10,356	62,964
United Financial Bancorp. Inc.	15,166	196,855
Walker & Dunlop Inc.[a]	6,805	155,018
Walter Investment Management Corp.[a,b]	9,373	25,869
Washington Federal Inc.	25,008	606,694
Waterstone Financial Inc.	8,774	134,505
Westfield Financial Inc.	4,324	33,295
WSFS Financial Corp.	8,429	271,330

		11,430,282
TOBACCO — 1.55%
Alliance One International Inc.[a]	2,266	34,896
Altria Group Inc.	537,155	37,042,209
Philip Morris International Inc.	425,508	43,282,674
Reynolds American Inc.	226,526	12,216,547
Turning Point Brands Inc.[a]	1,619	16,627
Universal Corp./VA	6,098	352,098
Vector Group Ltd.	23,842	534,538

		93,479,589

507

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Air Lease Corp.	26,349	$705,626
Aircastle Ltd.	12,976	253,811
Applied Industrial Technologies Inc.	10,968	495,096
Beacon Roofing Supply Inc.[a]	16,115	732,749
BMC Stock Holdings Inc.[a,b]	14,626	260,635
CAI International Inc.[a]	4,508	33,810
DXP Enterprises Inc.[a]	3,668	54,763
Fastenal Co.	78,819	3,498,775
GATX Corp.[b]	12,286	540,215
GMS Inc.[a]	1,933	43,009
H&E Equipment Services Inc.	7,557	143,810
HD Supply Holdings Inc.[a]	54,889	1,911,235
Kaman Corp.	6,939	295,046
Lawson Products Inc./DEa	1,512	30,028
MRC Global Inc.[a]	26,574	377,617
MSC Industrial Direct Co. Inc. Class A	13,249	934,849
Neff Corp.[a]	2,710	29,620
NOW Inc.[a]	28,013	508,156
Rush Enterprises Inc. Class Aa	8,706	187,614
Rush Enterprises Inc. Class Ba	1,790	37,214
SiteOne Landscape Supply Inc.[a]	3,162	107,476
TAL International Group Inc.	8,816	118,223
Textainer Group Holdings Ltd.	5,576	62,117
Titan Machinery Inc.[a,b]	4,483	49,986
United Rentals Inc.[a]	24,279	1,629,121
Univar Inc.[a,b]	10,614	200,711
Veritiv Corp.[a,b]	2,167	81,436
Watsco Inc.	7,248	1,019,721
WESCO International Inc.[a,b]	11,342	584,000
Willis Lease Finance Corp.[a]	1,159	25,765
WW Grainger Inc.	15,160	3,445,110

		18,397,344
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	20,352	1,507,066
Wesco Aircraft Holdings Inc.[a,b]	17,958	240,996

		1,748,062

Security	Shares	Value
WATER UTILITIES — 0.12%
American States Water Co.	9,894	$433,555
American Water Works Co. Inc.	48,733	4,118,426
Aqua America Inc.	48,082	1,714,604
Artesian Resources Corp. Class A	2,030	68,857
California Water Service Group	12,458	435,158
Connecticut Water Service Inc.	3,774	212,099
Consolidated Water Co. Ltd.	5,314	69,401
Global Water Resources Inc.	2,236	19,677
Middlesex Water Co.	3,985	172,869
SJW Corp.	3,782	148,935
York Water Co. (The)	3,519	112,749

		7,506,330
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[a,b]	11,842	105,631
Leap Wireless International Inc.[d]	13,915	44,180
NII Holdings Inc.[a]	14,549	46,266
Shenandoah Telecommunications Co.	14,170	553,480
Spok Holdings Inc.	5,292	101,421
Sprint Corp.[a,b]	203,748	922,978
T-Mobile U.S. Inc.[a,b]	78,072	3,378,176
Telephone & Data Systems Inc.	24,786	735,153
U.S. Cellular Corp.[a]	3,620	142,157

		6,029,442

TOTAL COMMON STOCKS
(Cost: $4,877,026,482)		6,024,837,912

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	168,115,904	168,115,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	9,254,789	9,254,789

508

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	12,575,334	$12,575,334

		189,946,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,946,027)		189,946,027

TOTAL INVESTMENTS IN SECURITIES — 102.83%
(Cost: $5,066,972,509)[h]		6,214,783,939
Other Assets, Less Liabilities — (2.83)%		(170,798,796)

NET ASSETS — 100.00%		$6,043,985,143

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $5,204,275,645. Net unrealized appreciation was $1,010,508,294, of which $1,517,355,534 represented gross unrealized appreciation on securities and $506,847,240 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	34,389	765	(875)	34,279	$11,741,586	$77,844	$149,110
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	39,368	—	—
PennyMac Mortgage Investment Trust	14,647	4,414	(45)	19,016	308,630	6,884	(114)
PNC Financial Services Group Inc. (The)	141,607	2,313	(6,856)	137,064	11,155,639	72,220	33,728

					$23,245,223	$156,948	$182,724

509

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	32	Sep. 2016	ICE Markets Equity	$3,704,310	$3,671,680	$(32,630)
S&P 500 E-Mini	207	Sep. 2016	Chicago Mercantile	21,648,705	21,633,570	(15,135)

			Net unrealized depreciation			$(47,765)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,024,722,856	$25,594	$89,462	$6,024,837,912
Money market funds	189,946,027	—	—	189,946,027

Total	$6,214,668,883	$25,594	$89,462	$6,214,783,939

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(47,765)	$—	$—	$(47,765)

Total	$(47,765)	$—	$—	$(47,765)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

510

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.35%
B/E Aerospace Inc.	218,217	$10,076,170
BWX Technologies Inc.	199,717	7,143,877
HEICO Corp.	41,558	2,776,490
HEICO Corp. Class A	81,583	4,376,928
Hexcel Corp.	198,298	8,257,129
Huntington Ingalls Industries Inc.	99,628	16,740,493
L-3 Communications Holdings Inc.	163,900	24,042,491
Orbital ATK Inc.	124,645	10,612,275
Rockwell Collins Inc.	278,320	23,696,165
Spirit AeroSystems Holdings Inc. Class Aa	283,494	12,190,242
Textron Inc.	576,528	21,077,864
TransDigm Group Inc.[a,b]	107,098	28,240,671

		169,230,795
AIR FREIGHT & LOGISTICS — 0.33%
CH Robinson Worldwide Inc.	304,331	22,596,577
Expeditors International of Washington Inc.	388,454	19,049,784

		41,646,361
AIRLINES — 0.81%
Alaska Air Group Inc.[b]	255,501	14,893,153
American Airlines Group Inc.	1,233,975	34,933,832
Copa Holdings SA Class Ab	66,191	3,459,142
JetBlue Airways Corp.[a]	689,011	11,410,022
Spirit Airlines Inc.[a,b]	152,847	6,858,245
United Continental Holdings Inc.[a]	717,634	29,451,700

		101,006,094
AUTO COMPONENTS — 0.76%
BorgWarner Inc.	463,606	13,685,649
Delphi Automotive PLC	583,680	36,538,368
Gentex Corp.	605,455	9,354,280
Goodyear Tire & Rubber Co. (The)	568,374	14,584,477
Lear Corp.	157,832	16,060,984
Visteon Corp.	73,363	4,828,019

		95,051,777
AUTOMOBILES — 0.19%
Harley-Davidson Inc.	387,099	17,535,585
Thor Industries Inc.	102,562	6,639,864

		24,175,449

Security	Shares	Value
BANKS — 3.07%
Associated Banc-Corp.	320,055	$5,488,943
Bank of Hawaii Corp.	90,913	6,254,814
BankUnited Inc.	212,674	6,533,345
BOK Financial Corp.	54,515	3,418,091
CIT Group Inc.	425,621	13,581,566
Citizens Financial Group Inc.	1,133,236	22,642,055
Comerica Inc.	372,578	15,324,133
Commerce Bancshares Inc./MO	177,787	8,515,997
Cullen/Frost Bankers Inc.[b]	113,709	7,246,675
East West Bancorp. Inc.	307,007	10,493,499
Fifth Third Bancorp.	1,634,753	28,755,305
First Horizon National Corp.	493,624	6,802,139
First Niagara Financial Group Inc.	751,754	7,322,084
First Republic Bank/CA	311,895	21,829,531
Huntington Bancshares Inc./OH	1,693,189	15,137,110
KeyCorp	1,795,507	19,840,352
M&T Bank Corp.	319,754	37,804,515
PacWest Bancorp.	253,978	10,103,245
People’s United Financial Inc.	661,885	9,703,234
Popular Inc.	218,622	6,405,625
Regions Financial Corp.	2,713,285	23,090,055
Signature Bank/New York NYa	112,873	14,100,095
SunTrust Banks Inc.	1,073,096	44,082,784
SVB Financial Group[a]	110,781	10,541,920
Synovus Financial Corp.	266,337	7,721,110
TCF Financial Corp.	337,790	4,273,044
Western Alliance Bancorp.[a]	198,869	6,493,073
Zions BanCorp.	430,052	10,807,207

		384,311,546
BEVERAGES — 0.82%
Brown-Forman Corp. Class A	58,206	6,287,994
Brown-Forman Corp. Class B	212,739	21,222,843
Dr Pepper Snapple Group Inc.	396,263	38,290,894
Molson Coors Brewing Co. Class B	367,539	37,169,219

		102,970,950
BIOTECHNOLOGY — 1.27%
ACADIA Pharmaceuticals Inc.[a,b]	192,705	6,255,204
Agios Pharmaceuticals Inc.[a,b]	60,673	2,541,895
Alkermes PLC[a]	321,390	13,890,476

511

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
Alnylam Pharmaceuticals Inc.[a,b]	160,314	$8,895,824
BioMarin Pharmaceutical Inc.[a]	346,886	26,987,731
Incyte Corp.[a]	347,874	27,822,962
Intercept Pharmaceuticals Inc.[a,b]	34,995	4,993,087
Intrexon Corp.[a,b]	118,285	2,910,994
Ionis Pharmaceuticals Inc.[a,b]	256,706	5,978,683
Juno Therapeutics Inc.[a,b]	133,877	5,146,232
Medivation Inc.[a]	340,497	20,531,969
Neurocrine Biosciences Inc.[a]	184,213	8,372,481
OPKO Health Inc.[a,b]	685,635	6,403,831
Seattle Genetics Inc.[a,b]	205,780	8,315,570
United Therapeutics Corp.[a]	94,168	9,974,274

		159,021,213
BUILDING PRODUCTS — 0.82%
Allegion PLC	205,101	14,240,162
AO Smith Corp.	155,581	13,708,242
Armstrong World Industries Inc.[a]	99,097	3,879,648
Fortune Brands Home & Security Inc.	326,733	18,940,712
Lennox International Inc.	84,760	12,086,776
Masco Corp.	709,353	21,947,382
Owens Corning	244,866	12,615,496
USG Corp.[a]	187,129	5,044,998

		102,463,416
CAPITAL MARKETS — 1.88%
Affiliated Managers Group Inc.[a]	115,165	16,211,777
Ameriprise Financial Inc.	335,628	30,156,176
Artisan Partners Asset Management Inc.	79,626	2,204,048
E*TRADE Financial Corp.[a]	596,045	14,001,097
Eaton Vance Corp. NVS	234,702	8,294,369
Federated Investors Inc. Class B	190,636	5,486,504
Interactive Brokers Group Inc. Class A	134,816	4,772,486
Invesco Ltd.	879,496	22,462,328
Lazard Ltd. Class A	273,069	8,131,995
Legg Mason Inc.	224,102	6,608,768
LPL Financial Holdings Inc.	183,329	4,130,402
Northern Trust Corp.	442,727	29,335,091
NorthStar Asset Management Group Inc./New York	397,138	4,054,779
Raymond James Financial Inc.	269,868	13,304,492

Security	Shares	Value
SEI Investments Co.	272,635	$13,116,470
T Rowe Price Group Inc.	519,064	37,876,100
TD Ameritrade Holding Corp.	530,777	15,113,875

		235,260,757
CHEMICALS — 1.81%
Albemarle Corp.	239,309	18,979,597
Ashland Inc.	132,506	15,207,714
Axalta Coating Systems Ltd.[a]	352,612	9,354,796
Cabot Corp.	131,053	5,983,880
Celanese Corp. Series A	315,336	20,638,741
CF Industries Holdings Inc.	498,227	12,007,271
Eastman Chemical Co.	315,809	21,443,431
FMC Corp.	285,614	13,226,784
Huntsman Corp.	424,992	5,716,142
International Flavors & Fragrances Inc.	170,499	21,494,809
Mosaic Co. (The)	749,186	19,613,690
NewMarket Corp.	15,768	6,533,944
Platform Specialty Products Corp.[a,b]	351,160	3,118,301
RPM International Inc.	278,260	13,899,087
Scotts Miracle-Gro Co. (The) Class A	96,421	6,740,792
Valspar Corp. (The)	167,779	18,125,165
Westlake Chemical Corp.	80,570	3,458,064
WR Grace & Co.	150,493	11,017,593

		226,559,801
COMMERCIAL SERVICES & SUPPLIES — 1.22%
Cintas Corp.	189,918	18,636,653
Clean Harbors Inc.[a]	112,198	5,846,638
Copart Inc.[a,b]	208,964	10,241,326
Covanta Holding Corp.	248,704	4,091,181
KAR Auction Services Inc.	294,109	12,276,110
Pitney Bowes Inc.	404,129	7,193,496
Republic Services Inc.	504,056	25,863,113
Rollins Inc.	204,430	5,983,666
RR Donnelley & Sons Co.	445,618	7,539,857
Stericycle Inc.[a,b]	176,317	18,358,126
Tyco International PLC	852,744	36,326,894

		152,357,060
COMMUNICATIONS EQUIPMENT — 1.11%
Arista Networks Inc.[a,b]	83,138	5,352,425
ARRIS International PLC[a,b]	404,133	8,470,628

512

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
Brocade Communications Systems Inc.	998,741	$9,168,442
CommScope Holding Co. Inc.[a,b]	274,381	8,514,042
EchoStar Corp. Class Aa,b	97,016	3,851,535
F5 Networks Inc.[a,b]	143,424	16,327,388
Harris Corp.	267,045	22,282,235
Juniper Networks Inc.	798,943	17,968,228
Motorola Solutions Inc.	373,435	24,635,507
Palo Alto Networks Inc.[a,b]	185,915	22,800,616

		139,371,046
CONSTRUCTION & ENGINEERING — 0.50%
AECOM[a]	325,963	10,355,844
Chicago Bridge & Iron Co. NV	223,590	7,742,921
Fluor Corp.	297,892	14,680,118
Jacobs Engineering Group Inc.[a]	255,695	12,736,168
KBR Inc.	307,149	4,066,653
Quanta Services Inc.[a]	308,615	7,135,179
Valmont Industries Inc.	47,577	6,435,741

		63,152,624
CONSTRUCTION MATERIALS — 0.54%
Eagle Materials Inc.	100,053	7,719,089
Martin Marietta Materials Inc.	135,799	26,073,408
Vulcan Materials Co.	283,188	34,084,508

		67,877,005
CONSUMER FINANCE — 0.67%
Ally Financial Inc.[a,b]	947,622	16,175,907
Credit Acceptance Corp.[a,b]	17,547	3,247,599
Navient Corp.	703,867	8,411,211
OneMain Holdings Inc.[a,b]	113,174	2,582,631
Santander Consumer USA Holdings Inc.[a]	225,780	2,332,307
SLM Corp.[a,b]	908,241	5,612,929
Synchrony Financial[a]	1,789,018	45,226,375

		83,588,959
CONTAINERS & PACKAGING — 1.65%
AptarGroup Inc.	132,482	10,483,301
Avery Dennison Corp.	189,957	14,199,286
Ball Corp.	365,348	26,411,007
Bemis Co. Inc.	201,447	10,372,506
Berry Plastics Group Inc.[a]	258,760	10,052,826
Crown Holdings Inc.[a]	287,195	14,552,171

Security	Shares	Value
Graphic Packaging Holding Co.	682,107	$8,553,622
International Paper Co.	877,449	37,186,289
Owens-Illinois Inc.[a]	343,669	6,189,479
Packaging Corp. of America	199,479	13,351,129
Sealed Air Corp.	420,068	19,310,526
Silgan Holdings Inc.	86,992	4,476,608
Sonoco Products Co.	212,278	10,541,725
WestRock Co.	535,475	20,813,913

		206,494,388
DISTRIBUTORS — 0.48%
Genuine Parts Co.	312,371	31,627,563
LKQ Corp.[a]	652,980	20,699,466
Pool Corp.	86,559	8,139,143

		60,466,172
DIVERSIFIED CONSUMER SERVICES — 0.30%
Graham Holdings Co. Class B	9,246	4,526,287
H&R Block Inc.	479,930	11,038,390
Service Corp. International/U.S.	400,847	10,838,903
ServiceMaster Global Holdings Inc.[a,b]	289,970	11,540,806

		37,944,386
DIVERSIFIED FINANCIAL SERVICES — 1.02%
CBOE Holdings Inc.	172,972	11,523,395
FactSet Research Systems Inc.	85,382	13,782,362
Leucadia National Corp.	703,154	12,185,659
MarketAxess Holdings Inc.	78,394	11,398,488
Moody’s Corp.	362,173	33,939,232
Morningstar Inc.	38,044	3,111,238
MSCI Inc.	194,299	14,984,339
Nasdaq Inc.	239,217	15,470,163
Voya Financial Inc.	437,529	10,833,218

		127,228,094
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.93%
CenturyLink Inc.	1,149,811	33,356,017
Frontier Communications Corp.	2,497,819	12,339,226
Level 3 Communications Inc.[a]	625,032	32,182,898
SBA Communications Corp. Class Aa	266,077	28,720,351
Zayo Group Holdings Inc.[a,b]	349,562	9,763,267

		116,361,759

513

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 2.94%
Alliant Energy Corp.	485,816	$19,286,895
Avangrid Inc.	120,635	5,556,448
Edison International	676,918	52,576,221
Entergy Corp.	382,744	31,136,224
Eversource Energy	679,011	40,672,759
FirstEnergy Corp.	910,034	31,769,287
Great Plains Energy Inc.	331,216	10,068,966
Hawaiian Electric Industries Inc.	229,102	7,512,255
ITC Holdings Corp.	321,278	15,042,236
OGE Energy Corp.	425,822	13,945,671
Pinnacle West Capital Corp.	236,852	19,199,223
PPL Corp.	1,451,521	54,794,918
Westar Energy Inc.	302,349	16,958,755
Xcel Energy Inc.	1,087,769	48,710,296

		367,230,154
ELECTRICAL EQUIPMENT — 0.79%
Acuity Brands Inc.	93,043	23,070,942
AMETEK Inc.	492,399	22,763,606
Hubbell Inc.	117,195	12,360,557
Regal Beloit Corp.	94,741	5,215,492
Rockwell Automation Inc.	277,775	31,894,125
Solarcity Corp.[a,b]	139,805	3,345,534

		98,650,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.38%
Amphenol Corp. Class A	641,460	36,774,902
Arrow Electronics Inc.[a]	194,106	12,015,161
Avnet Inc.	274,549	11,121,980
CDW Corp./DE	347,663	13,934,333
Cognex Corp.	173,887	7,494,530
Dolby Laboratories Inc. Class A	108,163	5,175,600
FEI Co.	87,641	9,367,070
Fitbit Inc.[a,b]	269,211	3,289,758
FLIR Systems Inc.	293,079	9,070,795
Ingram Micro Inc. Class A	309,746	10,772,966
IPG Photonics Corp.[a,b]	75,312	6,024,960
Jabil Circuit Inc.	400,322	7,393,947
Keysight Technologies Inc.[a]	367,131	10,679,841
National Instruments Corp.	221,740	6,075,676
Trimble Navigation Ltd.[a]	537,240	13,087,166
VeriFone Systems Inc.[a]	235,440	4,365,058

Security	Shares	Value
Zebra Technologies Corp. Class Aa,b	110,595	$5,540,809

		172,184,552
ENERGY EQUIPMENT & SERVICES — 1.33%
Baker Hughes Inc.	937,361	42,303,102
Diamond Offshore Drilling Inc.	137,351	3,341,750
Dril-Quip Inc.[a]	81,260	4,748,022
Ensco PLC Class A	643,232	6,245,783
FMC Technologies Inc.[a]	481,635	12,845,206
Frank’s International NVb	76,930	1,123,947
Helmerich & Payne Inc.	207,597	13,935,987
Nabors Industries Ltd.	590,748	5,937,017
National Oilwell Varco Inc.	807,809	27,182,773
Noble Corp. PLC	515,497	4,247,695
Oceaneering International Inc.	209,233	6,247,697
Patterson-UTI Energy Inc.	309,288	6,594,020
Rowan Companies PLC Class A	267,973	4,732,403
RPC Inc.[b]	124,987	1,941,048
Superior Energy Services Inc.	322,239	5,932,420
Transocean Ltd.	739,681	8,794,807
Weatherford International PLC[a,b]	1,904,720	10,571,196

		166,724,873
FOOD & STAPLES RETAILING — 0.47%
Casey’s General Stores Inc.	83,178	10,938,739
Rite Aid Corp.[a]	2,198,449	16,466,383
Sprouts Farmers Market Inc.[a,b]	299,016	6,847,466
U.S. Foods Holding Corp.[a]	95,644	2,318,411
Whole Foods Market Inc.	681,265	21,814,105

		58,385,104
FOOD PRODUCTS — 3.40%
Blue Buffalo Pet Products Inc.[a,b]	127,459	2,974,893
Bunge Ltd.	297,447	17,593,990
Campbell Soup Co.	398,524	26,513,802
ConAgra Foods Inc.	934,745	44,690,158
Flowers Foods Inc.	370,354	6,944,137
Hain Celestial Group Inc. (The)[a,b]	217,467	10,818,983
Hershey Co. (The)	299,847	34,029,636
Hormel Foods Corp.	578,766	21,182,836
Ingredion Inc.	153,385	19,849,553
JM Smucker Co. (The)	247,762	37,761,406
Kellogg Co.	531,244	43,376,072
McCormick & Co. Inc./MD	247,237	26,372,771

514

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
Mead Johnson Nutrition Co.	399,569	$36,260,887
Pilgrim’s Pride Corp.	125,862	3,206,964
Pinnacle Foods Inc.	246,817	11,425,159
Post Holdings Inc.[a]	137,185	11,343,828
TreeHouse Foods Inc.[a]	117,175	12,028,014
Tyson Foods Inc. Class A	623,141	41,619,587
WhiteWave Foods Co. (The)[a]	371,753	17,450,086

		425,442,762
GAS UTILITIES — 0.64%
AGL Resources Inc.	256,749	16,937,731
Atmos Energy Corp.	216,169	17,578,863
National Fuel Gas Co.	157,566	8,962,354
Piedmont Natural Gas Co. Inc.	171,927	10,336,251
Questar Corp.	374,478	9,500,507
UGI Corp.	367,739	16,640,190

		79,955,896
HEALTH CARE EQUIPMENT & SUPPLIES — 3.44%
ABIOMED Inc.[a]	85,004	9,290,087
Alere Inc.[a]	185,400	7,727,472
Align Technology Inc.[a]	154,143	12,416,219
Cooper Companies Inc. (The)	101,655	17,440,948
CR Bard Inc.	157,063	36,934,935
DENTSPLY SIRONA Inc.	491,455	30,489,868
DexCom Inc.[a,b]	175,647	13,934,077
Edwards Lifesciences Corp.[a]	451,401	45,018,222
Hill-Rom Holdings Inc.	139,484	7,036,968
Hologic Inc.[a]	597,093	20,659,418
IDEXX Laboratories Inc.[a,b]	189,929	17,636,807
Intuitive Surgical Inc.[a]	80,792	53,436,637
ResMed Inc.	297,840	18,832,423
St. Jude Medical Inc.	595,027	46,412,106
Teleflex Inc.	93,310	16,544,796
Varian Medical Systems Inc.[a,b]	204,030	16,777,387
West Pharmaceutical Services Inc.	153,522	11,649,249
Zimmer Biomet Holdings Inc.	394,727	47,517,236

		429,754,855
HEALTH CARE PROVIDERS & SERVICES — 2.27%
Acadia Healthcare Co. Inc.[a,b]	156,079	8,646,777
AmerisourceBergen Corp.	380,407	30,173,883
Amsurg Corp.[a]	115,252	8,936,640
Brookdale Senior Living Inc.[a,b]	392,515	6,060,432
Centene Corp.[a]	357,426	25,509,494
DaVita HealthCare Partners Inc.[a]	358,297	27,703,524

Security	Shares	Value
Envision Healthcare Holdings Inc.[a]	398,280	$10,104,363
Henry Schein Inc.[a]	175,018	30,943,182
Laboratory Corp. of America Holdings[a]	218,753	28,496,953
LifePoint Health Inc.[a,b]	86,390	5,647,314
MEDNAX Inc.[a,b]	195,491	14,159,413
Patterson Companies Inc.	179,311	8,587,204
Premier Inc.[a]	97,664	3,193,613
Quest Diagnostics Inc.	302,739	24,645,982
Tenet Healthcare Corp.[a,b]	172,267	4,761,460
Universal Health Services Inc. Class B	182,949	24,533,461
VCA Inc.[a]	166,034	11,225,559
WellCare Health Plans Inc.[a]	94,603	10,149,010

		283,478,264
HEALTH CARE TECHNOLOGY — 0.57%
Allscripts Healthcare Solutions Inc.[a,b]	398,012	5,054,752
athenahealth Inc.[a,b]	83,282	11,493,749
Cerner Corp.[a,b]	628,755	36,845,043
IMS Health Holdings Inc.[a]	324,305	8,224,375
Inovalon Holdings Inc.[a,b]	126,348	2,275,527
Veeva Systems Inc.[a]	204,621	6,981,669

		70,875,115
HOTELS, RESTAURANTS & LEISURE — 2.42%
Aramark	517,685	17,301,033
Brinker International Inc.	118,859	5,411,650
Chipotle Mexican Grill Inc.[a,b]	60,381	24,319,052
Choice Hotels International Inc.	70,097	3,338,019
Darden Restaurants Inc.	249,375	15,795,412
Domino’s Pizza Inc.	106,729	14,022,056
Dunkin’ Brands Group Inc.	196,095	8,553,664
Extended Stay America Inc.	157,638	2,356,688
Hilton Worldwide Holdings Inc.	1,120,205	25,238,219
Hyatt Hotels Corp. Class Aa,b	50,767	2,494,690
International Game Technology PLC	201,161	3,769,757
Marriott International Inc./MD Class Ab	399,665	26,561,736
MGM Resorts International[a]	1,013,910	22,944,783
Norwegian Cruise Line Holdings Ltd.[a]	339,998	13,545,520
Panera Bread Co. Class Aa,b	47,736	10,117,168

515

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
Royal Caribbean Cruises Ltd.	360,006	$24,174,403
Six Flags Entertainment Corp.	152,707	8,849,371
Starwood Hotels & Resorts Worldwide Inc.	361,371	26,723,385
Vail Resorts Inc.	77,033	10,648,272
Wendy’s Co. (The)	447,376	4,303,757
Wyndham Worldwide Corp.	235,726	16,790,763
Wynn Resorts Ltd.	171,150	15,513,036

		302,772,434
HOUSEHOLD DURABLES — 1.83%
CalAtlantic Group Inc.	159,260	5,846,435
DR Horton Inc.	721,511	22,713,166
Garmin Ltd.	238,202	10,104,529
Harman International Industries Inc.	150,458	10,805,894
Leggett & Platt Inc.	282,886	14,458,303
Lennar Corp. Class A	386,403	17,813,178
Lennar Corp. Class B	21,262	792,010
Mohawk Industries Inc.[a]	131,811	25,012,455
Newell Brands Inc.	940,178	45,664,445
NVR Inc.[a]	7,470	13,299,140
PulteGroup Inc.	735,260	14,330,217
Tempur Sealy International Inc.[a,b]	114,070	6,310,352
Toll Brothers Inc.[a]	330,627	8,897,173
Tupperware Brands Corp.[b]	107,046	6,024,549
Whirlpool Corp.	158,797	26,461,932

		228,533,778
HOUSEHOLD PRODUCTS — 0.64%
Church & Dwight Co. Inc.	274,244	28,216,965
Clorox Co. (The)	276,950	38,327,111
Energizer Holdings Inc.	131,621	6,777,165
Spectrum Brands Holdings Inc.	52,670	6,284,058

		79,605,299
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.31%
AES Corp./VA	1,412,133	17,623,420
Calpine Corp.[a,b]	763,893	11,267,422
NRG Energy Inc.	674,141	10,105,373

		38,996,215
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	133,606	14,119,482
Roper Technologies Inc.	213,483	36,411,661

		50,531,143

Security	Shares	Value
INSURANCE — 4.10%
Alleghany Corp.[a]	31,564	$17,346,943
Allied World Assurance Co. Holdings AG	187,413	6,585,693
American Financial Group Inc./OH	146,034	10,796,294
American National Insurance Co.	15,738	1,780,755
AmTrust Financial Services Inc.	188,295	4,613,227
Arch Capital Group Ltd.[a]	245,327	17,663,544
Arthur J Gallagher & Co.	375,032	17,851,523
Aspen Insurance Holdings Ltd.	128,872	5,977,083
Assurant Inc.	131,942	11,387,914
Assured Guaranty Ltd.	284,897	7,227,837
Axis Capital Holdings Ltd.	195,376	10,745,680
Brown & Brown Inc.	249,294	9,341,046
Cincinnati Financial Corp.	320,468	23,999,848
CNA Financial Corp.	57,816	1,816,579
Endurance Specialty Holdings Ltd.	136,899	9,194,137
Erie Indemnity Co. Class A	51,996	5,165,283
Everest Re Group Ltd.	88,942	16,247,035
First American Financial Corp.	228,320	9,183,030
FNF Group	561,378	21,051,675
Hanover Insurance Group Inc. (The)	90,500	7,658,110
Hartford Financial Services Group Inc. (The)	837,200	37,154,936
Lincoln National Corp.	511,202	19,819,302
Loews Corp.	598,879	24,607,938
Markel Corp.[a]	29,185	27,806,884
Mercury General Corp.	40,833	2,170,682
Old Republic International Corp.	516,614	9,965,484
Principal Financial Group Inc.	572,173	23,522,032
ProAssurance Corp.	112,640	6,031,872
Progressive Corp. (The)	1,244,076	41,676,546
Reinsurance Group of America Inc.	136,383	13,227,787
RenaissanceRe Holdings Ltd.	89,696	10,533,898
Torchmark Corp.	253,569	15,675,636
Unum Group	509,511	16,197,355
Validus Holdings Ltd.	160,827	7,814,584
White Mountains Insurance Group Ltd.	10,052	8,463,784
WR Berkley Corp.	204,630	12,261,430
XL Group PLC	592,730	19,743,836

		512,307,222

516

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.64%
Expedia Inc.	255,230	$27,130,949
Groupon Inc.[a,b]	778,576	2,530,372
Liberty Interactive Corp. QVC Group Series Aa,b	949,045	24,077,271
Liberty Ventures Series Aa	284,399	10,542,671
TripAdvisor Inc.[a,b]	243,469	15,655,057

		79,936,320
INTERNET SOFTWARE & SERVICES — 1.30%
Akamai Technologies Inc.[a,b]	368,483	20,609,254
CoStar Group Inc.[a,b]	68,163	14,904,522
GoDaddy Inc. Class Aa,b	99,478	3,102,719
IAC/InterActiveCorp	150,519	8,474,220
LinkedIn Corp. Class Aa	251,276	47,553,983
Match Group Inc.[a,b]	61,568	928,138
Pandora Media Inc.[a,b]	469,229	5,841,901
Rackspace Hosting Inc.[a,b]	230,584	4,809,982
Twitter Inc.[a,b]	1,355,753	22,925,783
VeriSign Inc.[a,b]	203,051	17,555,789
Yelp Inc.[a,b]	145,345	4,412,674
Zillow Group Inc. Class Aa,b	109,300	4,005,845
Zillow Group Inc. Class Ca,b	219,845	7,975,977

		163,100,787
IT SERVICES — 3.74%
Alliance Data Systems Corp.[a,b]	123,390	24,174,569
Amdocs Ltd.	316,823	18,287,024
Black Knight Financial Services Inc. Class Aa,b	49,677	1,867,855
Booz Allen Hamilton Holding Corp.	242,050	7,174,362
Broadridge Financial Solutions Inc.	252,052	16,433,790
Computer Sciences Corp.	296,189	14,705,784
CoreLogic Inc./U.S.[a]	189,223	7,281,301
CSRA Inc.	350,524	8,212,777
DST Systems Inc.	70,283	8,183,050
Euronet Worldwide Inc.[a]	106,929	7,398,418
Fidelity National Information Services Inc.	694,409	51,164,055
First Data Corp. Class Aa	666,759	7,381,022
Fiserv Inc.[a]	474,622	51,605,650
FleetCor Technologies Inc.[a]	195,796	28,024,281
Gartner Inc.[a]	171,050	16,661,980
Genpact Ltd.[a]	321,699	8,634,401
Global Payments Inc.	327,916	23,406,644

Security	Shares	Value
Jack Henry & Associates Inc.	168,058	$14,666,422
Leidos Holdings Inc.	140,292	6,715,778
Paychex Inc.	689,639	41,033,520
Sabre Corp.	443,023	11,868,586
Square Inc.[a,b]	111,731	1,011,166
Teradata Corp.[a,b]	277,554	6,958,279
Total System Services Inc.	355,044	18,856,387
Vantiv Inc. Class Aa	331,121	18,741,449
Western Union Co. (The)	1,052,531	20,187,545
WEX Inc.[a,b]	82,419	7,308,093
Xerox Corp.	2,153,411	20,435,870

		468,380,058
LEISURE PRODUCTS — 0.55%
Brunswick Corp./DE	193,448	8,767,063
Hasbro Inc.	240,181	20,172,802
Mattel Inc.	729,623	22,829,904
Polaris Industries Inc.[b]	128,636	10,517,279
Vista Outdoor Inc.[a]	129,980	6,203,946

		68,490,994
LIFE SCIENCES TOOLS & SERVICES — 1.49%
Agilent Technologies Inc.	695,198	30,838,983
Bio-Rad Laboratories Inc. Class Aa,b	44,232	6,326,061
Bio-Techne Corp.	78,563	8,859,550
Bruker Corp.	224,555	5,106,381
Charles River Laboratories International Inc.[a]	99,873	8,233,530
Illumina Inc.[a]	312,700	43,896,826
Mettler-Toledo International Inc.[a]	56,124	20,480,770
PerkinElmer Inc.	231,823	12,152,162
QIAGEN NVa	487,624	10,635,079
Quintiles Transnational Holdings Inc.[a]	176,482	11,527,804
VWR Corp.[a,b]	166,270	4,805,203
Waters Corp.[a]	164,139	23,086,150

		185,948,499
MACHINERY — 3.42%
AGCO Corp.	149,090	7,026,612
Allison Transmission Holdings Inc.	302,652	8,543,866
Colfax Corp.[a,b]	210,894	5,580,255
Crane Co.	103,763	5,885,437
Cummins Inc.	337,662	37,966,715

517

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
Donaldson Co. Inc.	271,283	$9,321,284
Dover Corp.	327,903	22,730,236
Flowserve Corp.	277,450	12,532,416
Graco Inc.	118,303	9,344,754
IDEX Corp.	162,230	13,319,083
Ingersoll-Rand PLC	550,404	35,049,727
ITT Inc.	193,671	6,193,599
Lincoln Electric Holdings Inc.	130,762	7,725,419
Manitowoc Foodservice Inc.[a]	271,549	4,784,693
Middleby Corp. (The)[a,b]	120,847	13,927,617
Nordson Corp.	121,614	10,168,147
Oshkosh Corp.	155,074	7,398,581
PACCAR Inc.	732,374	37,988,239
Parker-Hannifin Corp.	285,555	30,854,218
Pentair PLC	355,401	20,716,324
Snap-on Inc.	123,628	19,510,971
Stanley Black & Decker Inc.	319,843	35,572,938
Terex Corp.	225,578	4,581,489
Timken Co. (The)	150,954	4,628,250
Toro Co. (The)	114,196	10,072,087
Trinity Industries Inc.	320,183	5,945,798
WABCO Holdings Inc.[a]	112,880	10,336,422
Wabtec Corp./DE	183,705	12,901,602
Xylem Inc./NY	382,894	17,096,217

		427,702,996
MARINE — 0.06%
Kirby Corp.[a,b]	112,959	7,047,512

		7,047,512
MEDIA — 2.05%
AMC Networks Inc. Class Aa,b	127,450	7,700,529
Cable One Inc.	10,007	5,117,680
Cinemark Holdings Inc.	226,691	8,265,154
Clear Channel Outdoor Holdings Inc. Class A	74,821	465,387
Discovery Communications Inc. Class Aa,b	320,366	8,082,834
Discovery Communications Inc. Class C NVS[a,b]	502,701	11,989,419
Interpublic Group of Companies Inc. (The)	858,386	19,828,717
John Wiley & Sons Inc. Class A	95,310	4,973,276
Liberty Broadband Corp. Class Aa	54,024	3,209,026

Security	Shares	Value
Liberty Broadband Corp. Class Ca,b	220,728	$13,243,680
Liberty SiriusXM Group Class Aa	194,867	6,111,029
Liberty SiriusXM Group Class Ca,b	391,493	12,085,389
Lions Gate Entertainment Corp.	201,273	4,071,753
Live Nation Entertainment Inc.[a,b]	280,986	6,603,171
Madison Square Garden Co. (The)[a]	41,599	7,176,244
News Corp. Class A	812,238	9,218,901
News Corp. Class B	259,605	3,029,590
Omnicom Group Inc.	505,304	41,177,223
Regal Entertainment Group Class Ab	174,189	3,839,126
Scripps Networks Interactive Inc. Class A	176,019	10,960,703
Sirius XM Holdings Inc.[a,b]	3,800,652	15,012,575
Starz Series Aa,b	180,970	5,414,622
TEGNA Inc.	465,243	10,779,680
Tribune Media Co.	166,269	6,514,419
Viacom Inc. Class A	21,703	1,007,453
Viacom Inc. Class B NVS	737,191	30,571,311

		256,448,891
METALS & MINING — 1.54%
Alcoa Inc.	2,817,090	26,114,424
Compass Minerals International Inc.	72,070	5,346,873
Freeport-McMoRan Inc.	2,676,040	29,811,086
Newmont Mining Corp.	1,137,197	44,487,147
Nucor Corp.	680,407	33,618,910
Reliance Steel & Aluminum Co.	148,460	11,416,574
Royal Gold Inc.	139,218	10,026,480
Southern Copper Corp.	178,637	4,819,626
Steel Dynamics Inc.	501,136	12,277,832
Tahoe Resources Inc.	643,823	9,638,030
U.S. Steel Corp.	292,361	4,929,207

		192,486,189
MULTI-UTILITIES — 3.16%
Ameren Corp.	518,833	27,799,072
CenterPoint Energy Inc.	923,376	22,161,024
CMS Energy Corp.	595,202	27,295,964
Consolidated Edison Inc.	652,540	52,490,318
DTE Energy Co.	383,152	37,978,026

518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
MDU Resources Group Inc.	415,510	$9,972,240
NiSource Inc.	687,940	18,244,169
Public Service Enterprise Group Inc.	1,082,273	50,444,744
SCANA Corp.	278,608	21,079,481
Sempra Energy	534,502	60,943,918
TECO Energy Inc.	498,588	13,780,972
Vectren Corp.	177,792	9,364,305
WEC Energy Group Inc.	676,129	44,151,224

		395,705,457
MULTILINE RETAIL — 1.27%
Dillard’s Inc. Class A	40,368	2,446,301
Dollar General Corp.	608,550	57,203,700
Dollar Tree Inc.[a]	484,620	45,670,589
JC Penney Co. Inc.[a,b]	655,950	5,824,836
Kohl’s Corp.	394,304	14,952,007
Macy’s Inc.	659,486	22,165,324
Nordstrom Inc.[b]	263,476	10,025,262

		158,288,019
OIL, GAS & CONSUMABLE FUELS — 4.73%
Antero Resources Corp.[a,b]	351,336	9,127,709
Cabot Oil & Gas Corp.	984,090	25,330,477
Cheniere Energy Inc.[a]	425,852	15,990,743
Chesapeake Energy Corp.[a,b]	1,297,590	5,553,685
Cimarex Energy Co.	199,933	23,856,005
Columbia Pipeline Group Inc.	854,165	21,772,666
Concho Resources Inc.[a,b]	278,847	33,258,082
CONSOL Energy Inc.	484,857	7,801,349
Continental Resources Inc./OKa,b	185,705	8,406,865
Devon Energy Corp.	1,117,795	40,520,069
Diamondback Energy Inc.[a,b]	153,125	13,966,531
Energen Corp.	207,580	10,007,432
EQT Corp.	368,095	28,501,596
Gulfport Energy Corp.[a]	268,932	8,406,814
Hess Corp.	602,631	36,218,123
HollyFrontier Corp.	346,718	8,241,487
Kosmos Energy Ltd.[a,b]	338,400	1,844,280
Laredo Petroleum Inc.[a,b]	286,624	3,003,819
Marathon Oil Corp.	1,812,762	27,209,558
Marathon Petroleum Corp.	1,125,193	42,712,326
Memorial Resource Development Corp.[a]	216,367	3,435,908

Security	Shares	Value
Murphy Oil Corp.	348,673	$11,070,368
Newfield Exploration Co.[a]	424,360	18,748,225
Noble Energy Inc.	909,044	32,607,408
ONEOK Inc.	447,498	21,233,780
Parsley Energy Inc. Class Aa	323,693	8,759,133
PBF Energy Inc.	208,542	4,959,129
QEP Resources Inc.	462,740	8,158,106
Range Resources Corp.	355,214	15,323,932
SM Energy Co.	143,204	3,866,508
Southwestern Energy Co.[a]	837,498	10,535,725
Targa Resources Corp.	333,226	14,042,144
Tesoro Corp.	255,346	19,130,522
Whiting Petroleum Corp.[a,b]	430,731	3,988,569
Williams Companies Inc. (The)	1,469,387	31,782,841
World Fuel Services Corp.	148,041	7,030,467
WPX Energy Inc.[a]	588,500	5,478,935

		591,881,316
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	133,991	4,691,025

		4,691,025
PERSONAL PRODUCTS — 0.22%
Coty Inc. Class Ab	96,110	2,497,899
Edgewell Personal Care Co.	126,040	10,639,036
Herbalife Ltd.[a,b]	157,942	9,244,345
Nu Skin Enterprises Inc. Class A	118,051	5,452,776

		27,834,056
PHARMACEUTICALS — 0.79%
Akorn Inc.[a]	178,941	5,097,134
Endo International PLC[a]	438,508	6,836,340
Mallinckrodt PLC[a,b]	233,874	14,214,862
Perrigo Co. PLC	294,334	26,687,264
Zoetis Inc.	974,707	46,259,594

		99,095,194
PROFESSIONAL SERVICES — 1.19%
Dun & Bradstreet Corp. (The)	77,869	9,487,559
Equifax Inc.	253,318	32,526,031
IHS Inc. Class Aa	143,641	16,606,336
ManpowerGroup Inc.	152,402	9,805,545
Nielsen Holdings PLC	770,595	40,047,822
Robert Half International Inc.	272,343	10,392,609
TransUnion[a]	113,152	3,783,803
Verisk Analytics Inc. Class Aa,b	327,713	26,570,970

		149,220,675

519

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.14%
Alexandria Real Estate Equities Inc.[b]	156,042	$16,153,468
American Campus Communities Inc.	279,204	14,761,515
American Capital Agency Corp.	708,616	14,044,769
American Homes 4 Rent Class A	356,328	7,297,597
Annaly Capital Management Inc.[b]	1,977,164	21,887,206
Apartment Investment & Management Co. Class A	333,150	14,711,904
Apple Hospitality REIT Inc.[b]	352,038	6,621,835
AvalonBay Communities Inc.	293,245	52,898,466
Boston Properties Inc.	327,350	43,177,465
Brandywine Realty Trust[b]	368,679	6,193,807
Brixmor Property Group Inc.[b]	409,220	10,827,961
Camden Property Trust[b]	182,856	16,168,128
Care Capital Properties Inc.	178,925	4,689,624
Chimera Investment Corp.[b]	399,549	6,272,919
Columbia Property Trust Inc.	264,633	5,663,146
Communications Sales & Leasing Inc.[a,b]	260,225	7,520,503
Corporate Office Properties Trust[b]	201,449	5,956,847
Corrections Corp. of America[b]	250,303	8,765,611
CubeSmart	379,493	11,718,744
CyrusOne Inc.	151,499	8,432,434
DCT Industrial Trust Inc.	192,855	9,264,754
DDR Corp.	657,975	11,935,667
Digital Realty Trust Inc.[b]	314,072	34,230,707
Douglas Emmett Inc.	298,772	10,612,381
Duke Realty Corp.	739,673	19,719,682
Empire State Realty Trust Inc. Class A	258,824	4,915,068
EPR Properties	134,925	10,885,749
Equinix Inc.[b]	148,038	57,398,774
Equity Commonwealth[a,b]	261,244	7,610,038
Equity Lifestyle Properties Inc.	163,118	13,057,596
Equity One Inc.	195,087	6,277,900
Essex Property Trust Inc.	139,355	31,785,482
Extra Space Storage Inc.	257,585	23,836,916
Federal Realty Investment Trust	151,024	25,002,023
Forest City Realty Trust Inc.	488,726	10,903,477
General Growth Properties Inc.	1,231,489	36,723,002
HCP Inc.	1,000,141	35,384,989

Security	Shares	Value
Healthcare Trust of America Inc. Class Ab	288,594	$9,333,130
Highwoods Properties Inc.	204,954	10,821,571
Hospitality Properties Trust	314,236	9,049,997
Host Hotels & Resorts Inc.[b]	1,573,886	25,512,692
Iron Mountain Inc.[b]	556,337	22,158,903
Kilroy Realty Corp.	193,473	12,825,325
Kimco Realty Corp.[b]	862,880	27,077,174
Lamar Advertising Co. Class Ab	175,432	11,631,142
Liberty Property Trust	312,049	12,394,586
Macerich Co. (The)	306,687	26,188,003
MFA Financial Inc.[b]	792,544	5,761,795
Mid-America Apartment Communities Inc.	160,935	17,123,484
National Retail Properties Inc.[b]	305,309	15,790,581
NorthStar Realty Finance Corp.[b]	386,074	4,412,826
Omega Healthcare Investors Inc.[b]	393,481	13,358,680
Outfront Media Inc.	294,234	7,111,636
Paramount Group Inc.[b]	384,062	6,121,948
Piedmont Office Realty Trust Inc. Class Ab	309,387	6,664,196
Pinnacle Entertainment Inc.	400,009	13,792,310
Post Properties Inc.	112,790	6,885,830
Prologis Inc.	1,116,788	54,767,284
Rayonier Inc.	262,803	6,895,951
Realty Income Corp.[b]	551,227	38,233,105
Regency Centers Corp.[b]	205,788	17,230,629
Retail Properties of America Inc. Class Ab	508,908	8,600,545
Senior Housing Properties Trust	492,001	10,248,381
SL Green Realty Corp.	208,486	22,197,504
Sovran Self Storage Inc.	97,784	10,259,497
Spirit Realty Capital Inc.	1,025,068	13,090,118
Starwood Property Trust Inc.[b]	495,390	10,264,481
STORE Capital Corp.[b]	323,082	9,514,765
Sun Communities Inc.	133,746	10,250,293
Tanger Factory Outlet Centers Inc.	199,456	8,014,142
Taubman Centers Inc.	124,937	9,270,325
Two Harbors Investment Corp.[b]	740,101	6,335,265
UDR Inc.	566,665	20,921,272
Ventas Inc.	722,804	52,634,587
VEREIT Inc.	1,940,304	19,674,683

520

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
Vornado Realty Trust	367,077	$36,751,749
Weingarten Realty Investors	248,870	10,158,873
Welltower Inc.[b]	764,051	58,197,765
Weyerhaeuser Co.	1,586,195	47,221,025
WP Carey Inc.	221,608	15,384,027

		1,393,440,229
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
CBRE Group Inc. Class Aa	641,156	16,977,811
Howard Hughes Corp. (The)[a]	77,305	8,837,508
Jones Lang LaSalle Inc.	96,359	9,390,184
Realogy Holdings Corp.[a,b]	309,146	8,971,417

		44,176,920
ROAD & RAIL — 0.67%
AMERCO	13,142	4,922,336
Avis Budget Group Inc.[a,b]	179,383	5,781,514
Genesee & Wyoming Inc. Class Aa,b	120,849	7,124,049
Hertz Global Holdings Inc.[a]	770,168	8,525,760
JB Hunt Transport Services Inc.	189,183	15,310,580
Kansas City Southern	230,261	20,744,214
Landstar System Inc.	90,402	6,207,001
Old Dominion Freight Line Inc.[a,b]	144,311	8,703,396
Ryder System Inc.	113,999	6,969,899

		84,288,749
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
Analog Devices Inc.	656,302	37,172,945
Cree Inc.[a,b]	213,356	5,214,421
Cypress Semiconductor Corp.	664,228	7,007,605
First Solar Inc.[a,b]	162,254	7,866,074
KLA-Tencor Corp.	333,550	24,432,537
Lam Research Corp.[b]	341,086	28,671,689
Linear Technology Corp.	509,167	23,691,541
Marvell Technology Group Ltd.	861,350	8,208,666
Maxim Integrated Products Inc.	604,455	21,572,999
Microchip Technology Inc.	449,467	22,814,945
Micron Technology Inc.[a,b]	2,215,362	30,483,381
NVIDIA Corp.	1,089,007	51,194,219
ON Semiconductor Corp.[a]	882,336	7,782,204
Qorvo Inc.[a,b]	293,520	16,219,915
Skyworks Solutions Inc.	405,790	25,678,391

Security	Shares	Value
SunPower Corp.[a,b]	123,401	$1,911,481
Teradyne Inc.	433,294	8,531,559
Xilinx Inc.	543,093	25,052,880

		353,507,452
SOFTWARE — 3.21%
ANSYS Inc.[a,b]	188,232	17,082,054
Atlassian Corp. PLC Class Aa	56,314	1,458,533
Autodesk Inc.[a]	452,905	24,520,277
CA Inc.	623,558	20,471,409
Cadence Design Systems Inc.[a]	639,214	15,532,900
CDK Global Inc.	332,532	18,452,201
Citrix Systems Inc.[a]	331,749	26,569,777
Electronic Arts Inc.[a]	622,127	47,132,341
FireEye Inc.[a,b]	322,818	5,316,812
Fortinet Inc.[a]	310,067	9,795,016
Guidewire Software Inc.[a]	154,913	9,567,427
Manhattan Associates Inc.[a]	153,458	9,841,262
NetSuite Inc.[a,b]	85,019	6,189,383
Nuance Communications Inc.[a]	477,519	7,463,622
PTC Inc.[a]	243,301	9,143,252
Red Hat Inc.[a]	387,094	28,103,024
ServiceNow Inc.[a]	337,020	22,378,128
Splunk Inc.[a,b]	279,476	15,142,010
SS&C Technologies Holdings Inc.	360,050	10,110,204
Symantec Corp.	1,311,918	26,946,796
Synopsys Inc.[a]	323,490	17,494,339
Tableau Software Inc. Class Aa,b	117,103	5,728,679
Tyler Technologies Inc.[a]	70,659	11,779,562
Ultimate Software Group Inc. (The)[a,b]	58,651	12,333,719
Workday Inc. Class Aa,b	249,067	18,597,833
Zynga Inc. Class Aa	1,548,504	3,855,775

		401,006,335
SPECIALTY RETAIL — 3.74%
Advance Auto Parts Inc.	151,358	24,463,994
AutoNation Inc.[a,b]	139,349	6,546,616
AutoZone Inc.[a]	62,944	49,967,465
Bed Bath & Beyond Inc.[b]	317,338	13,715,348
Best Buy Co. Inc.	592,609	18,133,835
Burlington Stores Inc.[a]	150,399	10,033,117
Cabela’s Inc.[a]	106,770	5,344,906
CarMax Inc.[a,b]	413,357	20,266,894

521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
CST Brands Inc.	159,493	$6,870,958
Dick’s Sporting Goods Inc.	186,869	8,420,317
Foot Locker Inc.	288,093	15,804,782
GameStop Corp. Class A	219,270	5,828,197
Gap Inc. (The)	475,480	10,089,686
L Brands Inc.	518,303	34,793,680
Michaels Companies Inc. (The)[a,b]	198,188	5,636,467
Murphy USA Inc.[a]	79,365	5,885,708
O’Reilly Automotive Inc.[a,b]	202,169	54,808,016
Penske Automotive Group Inc.	81,624	2,567,891
Ross Stores Inc.	842,210	47,744,885
Sally Beauty Holdings Inc.[a,b]	313,193	9,211,006
Signet Jewelers Ltd.	167,501	13,803,757
Staples Inc.	1,378,931	11,886,385
Tiffany & Co.	233,721	14,172,842
Tractor Supply Co.	285,245	26,008,639
Ulta Salon Cosmetics & Fragrance Inc.[a]	125,131	30,486,917
Urban Outfitters Inc.[a,b]	190,457	5,237,568
Williams-Sonoma Inc.	188,873	9,845,950

		467,575,826
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.45%
Lexmark International Inc. Class A	131,922	4,980,055
NCR Corp.[a]	264,662	7,349,664
NetApp Inc.	619,097	15,223,595
Western Digital Corp.	603,787	28,534,974

		56,088,288
TEXTILES, APPAREL & LUXURY GOODS — 1.28%
Carter’s Inc.	106,951	11,387,073
Coach Inc.	596,201	24,289,229
Hanesbrands Inc.	806,569	20,269,079
Kate Spade & Co.[a]	273,156	5,629,745
lululemon athletica Inc.[a,b]	207,287	15,310,218
Michael Kors Holdings Ltd.[a,b]	367,300	18,174,004
PVH Corp.	172,713	16,274,746
Ralph Lauren Corp.	121,933	10,927,636
Skechers U.S.A. Inc. Class Aa,b	279,317	8,301,301
Under Armour Inc. Class Aa,b	391,256	15,701,103
Under Armour Inc. Class Ca,b	395,838	14,408,515

		160,672,649

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.14%
New York Community Bancorp. Inc.	1,012,849	$15,182,606
TFS Financial Corp.	121,395	2,090,422

		17,273,028
TRADING COMPANIES & DISTRIBUTORS — 0.85%
Air Lease Corp.	206,559	5,531,650
Fastenal Co.	615,370	27,316,274
HD Supply Holdings Inc.[a,b]	429,815	14,966,158
MSC Industrial Direct Co. Inc. Class A	101,542	7,164,804
United Rentals Inc.[a]	188,520	12,649,692
Watsco Inc.	55,514	7,810,265
WESCO International Inc.[a,b]	90,484	4,659,021
WW Grainger Inc.[b]	118,301	26,883,902

		106,981,766
TRANSPORTATION INFRASTRUCTURE — 0.09%
Macquarie Infrastructure Corp.	159,666	11,823,267

		11,823,267
WATER UTILITIES — 0.37%
American Water Works Co. Inc.	380,764	32,178,365
Aqua America Inc.	379,504	13,533,113

		45,711,478
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	1,614,646	7,314,347
Telephone & Data Systems Inc.	203,211	6,027,238
U.S. Cellular Corp.[a]	29,345	1,152,378

		14,493,963

TOTAL COMMON STOCKS (Cost: $10,737,927,227)		12,495,265,512

SHORT-TERM INVESTMENTS — 5.73%

MONEY MARKET FUNDS — 5.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	644,551,229	644,551,229

522

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	35,482,576	$35,482,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	36,288,585	36,288,585

		716,322,390

TOTAL SHORT-TERM INVESTMENTS (Cost: $716,322,390)		716,322,390

TOTAL INVESTMENTS IN SECURITIES — 105.62% (Cost: $11,454,249,617)[f]		13,211,587,902
Other Assets, Less Liabilities — (5.62)%		(702,872,621)

NET ASSETS — 100.00%		$12,508,715,281

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $11,694,359,265. Net unrealized appreciation was $1,517,228,637, of which $2,464,803,947 represented gross unrealized appreciation on securities and $947,575,310 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	175	Sep. 2016	Chicago Mercantile	$18,230,985	$18,289,250	$58,265
S&P MidCap 400 E-Mini	316	Sep. 2016	Chicago Mercantile	47,138,196	47,178,800	40,604

				Net unrealized appreciation		$98,869

523

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$12,495,265,512	$—	$—	$12,495,265,512
Money market funds	716,322,390	—	—	716,322,390

Total	$13,211,587,902	$—	$—	$13,211,587,902

Derivative financial instruments[a]:
Assets:
Futures contracts	$98,869	$—	$—	$98,869

Total	$98,869	$—	$—	$98,869

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

524

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.95%
B/E Aerospace Inc.	233,455	$10,779,785
BWX Technologies Inc.	213,264	7,628,453
HEICO Corp.	44,479	2,971,642
HEICO Corp. Class A	87,445	4,691,424
Hexcel Corp.	211,898	8,823,433
Huntington Ingalls Industries Inc.	88,953	14,946,773
Rockwell Collins Inc.	297,768	25,351,967
Spirit AeroSystems Holdings Inc. Class Aa	156,162	6,714,966
Textron Inc.	191,891	7,015,535
TransDigm Group Inc.[a]	114,584	30,214,655

		119,138,633
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	325,600	24,175,800
Expeditors International of Washington Inc.	292,308	14,334,784

		38,510,584
AIRLINES — 0.23%
Alaska Air Group Inc.	225,196	13,126,675
JetBlue Airways Corp.[a]	55,207	914,228

		14,040,903
AUTO COMPONENTS — 1.09%
BorgWarner Inc.	60,070	1,773,267
Delphi Automotive PLC	624,487	39,092,886
Gentex Corp.	417,794	6,454,917
Lear Corp.	139,816	14,227,676
Visteon Corp.	78,111	5,140,485

		66,689,231
AUTOMOBILES — 0.42%
Harley-Davidson Inc.	414,129	18,760,044
Thor Industries Inc.	110,039	7,123,925

		25,883,969
BANKS — 0.82%
Citizens Financial Group Inc.	499,436	9,978,731
First Republic Bank/CA	267,773	18,741,432
Signature Bank/New York NYa	71,217	8,896,428
SVB Financial Group[a]	87,600	8,336,016
Western Alliance Bancorp.[a]	120,627	3,938,472

		49,891,079

Security	Shares	Value
BEVERAGES — 1.12%
Brown-Forman Corp. Class A	58,588	$6,329,261
Brown-Forman Corp. Class B	214,526	21,401,114
Dr Pepper Snapple Group Inc.	423,976	40,968,801

		68,699,176
BIOTECHNOLOGY — 2.61%
ACADIA Pharmaceuticals Inc.[a,b]	206,736	6,710,651
Agios Pharmaceuticals Inc.[a,b]	64,957	2,721,373
Alkermes PLC[a]	343,825	14,860,116
Alnylam Pharmaceuticals Inc.[a,b]	148,534	8,242,152
BioMarin Pharmaceutical Inc.[a]	371,129	28,873,836
Incyte Corp.[a,b]	372,189	29,767,676
Intercept Pharmaceuticals Inc.[a,b]	37,529	5,354,638
Intrexon Corp.[a,b]	126,644	3,116,709
Ionis Pharmaceuticals Inc.[a,b]	275,365	6,413,251
Juno Therapeutics Inc.[a,b]	129,540	4,979,518
Medivation Inc.[a]	364,291	21,966,747
Neurocrine Biosciences Inc.[a]	196,515	8,931,607
OPKO Health Inc.[a,b]	673,128	6,287,015
Seattle Genetics Inc.[a,b]	219,956	8,888,422
United Therapeutics Corp.[a,b]	27,988	2,964,489

		160,078,200
BUILDING PRODUCTS — 1.26%
Allegion PLC	219,416	15,234,053
AO Smith Corp.	166,622	14,681,064
Fortune Brands Home & Security Inc.	349,317	20,249,907
Lennox International Inc.	84,124	11,996,082
Masco Corp.	492,420	15,235,475

		77,396,581
CAPITAL MARKETS — 1.82%
Affiliated Managers Group Inc.[a,b]	107,132	15,080,972
Ameriprise Financial Inc.	109,143	9,806,498
Artisan Partners Asset Management Inc.	85,183	2,357,865
Eaton Vance Corp. NVS	250,805	8,863,449
Federated Investors Inc. Class B	188,499	5,425,001
Interactive Brokers Group Inc. Class A	16,612	588,065
Invesco Ltd.	158,233	4,041,271
Lazard Ltd. Class A	39,884	1,187,745
LPL Financial Holdings Inc.	28,271	636,946

525

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
NorthStar Asset Management Group Inc./New York	422,000	$4,308,620
SEI Investments Co.	291,952	14,045,811
T Rowe Price Group Inc.	424,238	30,956,647
TD Ameritrade Holding Corp.	506,715	14,428,709

		111,727,599
CHEMICALS — 1.64%
Axalta Coating Systems Ltd.[a]	376,470	9,987,749
Celanese Corp. Series A	30,766	2,013,635
FMC Corp.	246,267	11,404,625
International Flavors & Fragrances Inc.	182,399	22,995,042
NewMarket Corp.	15,649	6,484,632
RPM International Inc.	298,049	14,887,547
Scotts Miracle-Gro Co. (The) Class A	95,158	6,652,496
Valspar Corp. (The)	179,359	19,376,153
WR Grace & Co.	89,196	6,530,039

		100,331,918
COMMERCIAL SERVICES & SUPPLIES — 1.48%
Cintas Corp.	203,020	19,922,353
Clean Harbors Inc.[a,b]	9,442	492,023
Copart Inc.[a,b]	223,438	10,950,696
Covanta Holding Corp.	266,563	4,384,961
KAR Auction Services Inc.	314,868	13,142,590
Pitney Bowes Inc.	431,552	7,681,626
Rollins Inc.	219,271	6,418,062
RR Donnelley & Sons Co.	323,026	5,465,600
Stericycle Inc.[a,b]	178,112	18,545,022
Tyco International PLC	84,837	3,614,056

		90,616,989
COMMUNICATIONS EQUIPMENT — 1.01%
Arista Networks Inc.[a,b]	89,183	5,741,602
ARRIS International PLC[a]	97,819	2,050,286
CommScope Holding Co. Inc.[a,b]	292,725	9,083,257
F5 Networks Inc.[a,b]	153,435	17,467,040
Motorola Solutions Inc.	45,136	2,977,622
Palo Alto Networks Inc.[a,b]	198,825	24,383,898

		61,703,705
CONSTRUCTION & ENGINEERING — 0.12%
Quanta Services Inc.[a,b]	89,792	2,075,991
Valmont Industries Inc.	40,570	5,487,904

		7,563,895

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.10%
Eagle Materials Inc.	106,882	$8,245,946
Martin Marietta Materials Inc.	131,491	25,246,272
Vulcan Materials Co.	282,087	33,951,992

		67,444,210
CONSUMER FINANCE — 0.06%
Credit Acceptance Corp.[a,b]	18,888	3,495,791

		3,495,791
CONTAINERS & PACKAGING — 2.06%
AptarGroup Inc.	36,055	2,853,032
Avery Dennison Corp.	192,093	14,358,952
Ball Corp.	390,559	28,233,510
Bemis Co. Inc.	31,341	1,613,748
Berry Plastics Group Inc.[a]	276,343	10,735,926
Crown Holdings Inc.[a]	307,667	15,589,487
Graphic Packaging Holding Co.	512,700	6,429,258
Owens-Illinois Inc.[a]	368,652	6,639,422
Packaging Corp. of America	213,639	14,298,858
Sealed Air Corp.	449,254	20,652,206
Silgan Holdings Inc.	93,260	4,799,160

		126,203,559
DISTRIBUTORS — 1.02%
Genuine Parts Co.	315,166	31,910,557
LKQ Corp.[a]	697,934	22,124,508
Pool Corp.	92,300	8,678,969

		62,714,034
DIVERSIFIED CONSUMER SERVICES — 0.39%
Service Corp. International/U.S.	428,930	11,598,267
ServiceMaster Global Holdings Inc.[a,b]	309,944	12,335,771

		23,934,038
DIVERSIFIED FINANCIAL SERVICES — 1.49%
CBOE Holdings Inc.	185,144	12,334,293
FactSet Research Systems Inc.	91,447	14,761,375
MarketAxess Holdings Inc.	83,786	12,182,484
Moody’s Corp.	346,756	32,494,505
Morningstar Inc.	40,952	3,349,055
MSCI Inc.	208,151	16,052,605

		91,174,317
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
SBA Communications Corp. Class Aa	181,360	19,575,999
Zayo Group Holdings Inc.[a,b]	373,280	10,425,710

		30,001,709

526

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 0.13%
ITC Holdings Corp.	170,103	$7,964,222

		7,964,222
ELECTRICAL EQUIPMENT — 1.06%
Acuity Brands Inc.	99,508	24,674,004
AMETEK Inc.	96,910	4,480,149
Hubbell Inc.	80,572	8,497,929
Rockwell Automation Inc.	235,341	27,021,853

		64,673,935
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.73%
Amphenol Corp. Class A	686,311	39,346,210
CDW Corp./DE	371,925	14,906,754
Cognex Corp.	185,713	8,004,230
FEI Co.	93,565	10,000,227
Fitbit Inc.[a,b]	235,426	2,876,906
IPG Photonics Corp.[a]	67,891	5,431,280
National Instruments Corp.	186,393	5,107,168
Trimble Navigation Ltd.[a]	455,258	11,090,085
VeriFone Systems Inc.[a]	250,308	4,640,710
Zebra Technologies Corp. Class Aa	96,777	4,848,528

		106,252,098
FOOD & STAPLES RETAILING — 0.70%
Casey’s General Stores Inc.	88,870	11,687,294
Rite Aid Corp.[a,b]	2,351,981	17,616,338
Sprouts Farmers Market Inc.[a,b]	319,209	7,309,886
U.S. Foods Holding Corp.[a]	102,270	2,479,025
Whole Foods Market Inc.	122,416	3,919,760

		43,012,303
FOOD PRODUCTS — 4.77%
Blue Buffalo Pet Products Inc.[a,b]	136,495	3,185,793
Campbell Soup Co.	426,371	28,366,463
ConAgra Foods Inc.	790,124	37,775,828
Flowers Foods Inc.	362,280	6,792,750
Hain Celestial Group Inc. (The)[a,b]	173,505	8,631,874
Hershey Co. (The)	320,809	36,408,613
Hormel Foods Corp.	541,046	19,802,284
Ingredion Inc.	115,868	14,994,478
Kellogg Co.	524,638	42,836,693
McCormick & Co. Inc./MD	264,518	28,216,135
Mead Johnson Nutrition Co.	153,880	13,964,610

Security	Shares	Value
Pilgrim’s Pride Corp.	19,698	$501,905
Post Holdings Inc.[a]	84,775	7,010,045
TreeHouse Foods Inc.[a]	39,496	4,054,264
Tyson Foods Inc. Class A	312,071	20,843,222
WhiteWave Foods Co. (The)[a]	397,389	18,653,440

		292,038,397
GAS UTILITIES — 0.01%
Piedmont Natural Gas Co. Inc.	14,045	844,385

		844,385
HEALTH CARE EQUIPMENT & SUPPLIES — 5.91%
ABIOMED Inc.[a]	90,738	9,916,756
Alere Inc.[a]	36,542	1,523,071
Align Technology Inc.[a]	165,145	13,302,430
Cooper Companies Inc. (The)	84,421	14,484,111
CR Bard Inc.	168,045	39,517,462
DexCom Inc.[a,b]	187,909	14,906,821
Edwards Lifesciences Corp.[a,b]	482,971	48,166,698
Hill-Rom Holdings Inc.	140,098	7,067,944
Hologic Inc.[a]	638,188	22,081,305
IDEXX Laboratories Inc.[a,b]	202,969	18,847,701
Intuitive Surgical Inc.[a]	86,443	57,174,265
ResMed Inc.[b]	318,411	20,133,127
St. Jude Medical Inc.	441,855	34,464,690
Teleflex Inc.	18,392	3,261,085
Varian Medical Systems Inc.[a,b]	217,992	17,925,482
West Pharmaceutical Services Inc.	164,101	12,451,984
Zimmer Biomet Holdings Inc.	224,283	26,999,188

		362,224,120
HEALTH CARE PROVIDERS & SERVICES — 2.98%
Acadia Healthcare Co. Inc.[a,b]	57,267	3,172,592
AmerisourceBergen Corp.	406,929	32,277,608
Amsurg Corp.[a]	69,168	5,363,287
Centene Corp.[a]	281,091	20,061,465
DaVita HealthCare Partners Inc.[a]	150,698	11,651,969
Envision Healthcare Holdings Inc.[a]	355,075	9,008,253
Henry Schein Inc.[a]	187,254	33,106,507
Laboratory Corp. of America Holdings[a]	104,875	13,662,066
MEDNAX Inc.[a,b]	147,229	10,663,796
Patterson Companies Inc.	191,686	9,179,843
Premier Inc.[a]	31,845	1,041,331
Tenet Healthcare Corp.[a]	183,184	5,063,206

527

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
Universal Health Services Inc. Class B	48,375	$6,487,087
VCA Inc.[a,b]	177,703	12,014,500
WellCare Health Plans Inc.[a]	92,946	9,971,247

		182,724,757
HEALTH CARE TECHNOLOGY — 1.15%
athenahealth Inc.[a,b]	89,014	12,284,822
Cerner Corp.[a,b]	672,724	39,421,626
IMS Health Holdings Inc.[a]	345,866	8,771,162
Inovalon Holdings Inc.[a,b]	135,108	2,433,295
Veeva Systems Inc.[a]	219,557	7,491,285

		70,402,190
HOTELS, RESTAURANTS & LEISURE — 3.59%
Aramark	238,630	7,975,014
Brinker International Inc.	126,692	5,768,287
Chipotle Mexican Grill Inc.[a,b]	64,601	26,018,699
Choice Hotels International Inc.	51,679	2,460,954
Darden Restaurants Inc.	266,455	16,877,260
Domino’s Pizza Inc.	114,114	14,992,297
Dunkin’ Brands Group Inc.	209,653	9,145,064
Extended Stay America Inc.	23,218	347,109
Hilton Worldwide Holdings Inc.	1,054,437	23,756,466
Hyatt Hotels Corp. Class Aa	3,165	155,528
Marriott International Inc./MD Class Ab	373,220	24,804,201
MGM Resorts International[a]	97,806	2,213,350
Norwegian Cruise Line Holdings Ltd.[a]	33,812	1,347,070
Panera Bread Co. Class Aa	51,072	10,824,200
Six Flags Entertainment Corp.	163,584	9,479,693
Starwood Hotels & Resorts Worldwide Inc.	228,453	16,894,099
Vail Resorts Inc.	82,302	11,376,605
Wendy’s Co. (The)	274,080	2,636,650
Wyndham Worldwide Corp.	251,839	17,938,492
Wynn Resorts Ltd.	166,915	15,129,175

		220,140,213
HOUSEHOLD DURABLES — 2.52%
CalAtlantic Group Inc.	21,143	776,160
DR Horton Inc.	423,633	13,335,967
Harman International Industries Inc.	74,509	5,351,236
Leggett & Platt Inc.	303,018	15,487,250

Security	Shares	Value
Lennar Corp. Class A	215,850	$9,950,685
Lennar Corp. Class B	11,809	439,885
Mohawk Industries Inc.[a]	111,552	21,168,108
Newell Brands Inc.	1,005,934	48,858,214
NVR Inc.[a]	7,996	14,235,599
PulteGroup Inc.	234,201	4,564,578
Tempur Sealy International Inc.[a,b]	121,645	6,729,401
Toll Brothers Inc.[a]	166,252	4,473,841
Tupperware Brands Corp.[b]	114,839	6,463,139
Whirlpool Corp.	16,677	2,779,055

		154,613,118
HOUSEHOLD PRODUCTS — 1.21%
Church & Dwight Co. Inc.	293,414	30,189,366
Clorox Co. (The)	252,469	34,939,185
Energizer Holdings Inc.	43,912	2,261,029
Spectrum Brands Holdings Inc.	56,190	6,704,029

		74,093,609
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	42,826	4,525,852
Roper Technologies Inc.	116,735	19,910,321

		24,436,173
INSURANCE — 0.56%
AmTrust Financial Services Inc.	14,540	356,230
Arthur J Gallagher & Co.	275,279	13,103,280
Brown & Brown Inc.	16,109	603,604
Erie Indemnity Co. Class A	40,885	4,061,516
Lincoln National Corp.	124,105	4,811,551
Progressive Corp. (The)	127,939	4,285,957
XL Group PLC	210,525	7,012,588

		34,234,726
INTERNET & CATALOG RETAIL — 1.06%
Expedia Inc.	273,067	29,027,022
Groupon Inc.[a,b]	836,711	2,719,311
Liberty Interactive Corp. QVC Group Series Aa	571,756	14,505,450
Liberty Ventures Series Aa	56,571	2,097,087
TripAdvisor Inc.[a,b]	260,467	16,748,028

		65,096,898
INTERNET SOFTWARE & SERVICES — 2.63%
Akamai Technologies Inc.[a]	350,270	19,590,601
CoStar Group Inc.[a,b]	73,025	15,967,647
GoDaddy Inc. Class Aa,b	106,537	3,322,889

528

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
IAC/InterActiveCorp	126,052	$7,096,728
LinkedIn Corp. Class Aa	268,851	50,880,052
Match Group Inc.[a,b]	66,529	1,002,925
Pandora Media Inc.[a,b]	433,049	5,391,460
Rackspace Hosting Inc.[a,b]	245,469	5,120,483
Twitter Inc.[a,b]	1,280,230	21,648,689
VeriSign Inc.[a,b]	217,001	18,761,906
Yelp Inc.[a]	120,128	3,647,086
Zillow Group Inc. Class Aa,b	81,101	2,972,352
Zillow Group Inc. Class Ca,b	162,251	5,886,466

		161,289,284
IT SERVICES — 6.68%
Alliance Data Systems Corp.[a]	132,013	25,863,987
Black Knight Financial Services Inc. Class Aa,b	53,045	1,994,492
Booz Allen Hamilton Holding Corp.	244,403	7,244,105
Broadridge Financial Solutions Inc.	269,258	17,555,622
CoreLogic Inc./U.S.[a]	119,090	4,582,583
CSRA Inc.	373,839	8,759,048
DST Systems Inc.	75,108	8,744,824
Euronet Worldwide Inc.[a]	113,976	7,885,999
Fidelity National Information Services Inc.	422,790	31,151,167
First Data Corp. Class Aa	715,534	7,920,961
Fiserv Inc.[a,b]	507,822	55,215,486
FleetCor Technologies Inc.[a]	209,482	29,983,159
Gartner Inc.[a]	182,754	17,802,067
Genpact Ltd.[a]	343,881	9,229,766
Global Payments Inc.	350,827	25,042,031
Jack Henry & Associates Inc.	180,025	15,710,782
Paychex Inc.	737,867	43,903,087
Sabre Corp.	473,628	12,688,494
Square Inc.[a,b]	118,765	1,074,823
Teradata Corp.[a,b]	296,321	7,428,768
Total System Services Inc.	379,842	20,173,409
Vantiv Inc. Class Aa,b	354,253	20,050,720
Western Union Co. (The)	1,125,667	21,590,293
WEX Inc.[a,b]	88,179	7,818,832

		409,414,505
LEISURE PRODUCTS — 1.08%
Brunswick Corp./DE	168,360	7,630,075
Hasbro Inc.	256,959	21,581,986

Security	Shares	Value
Mattel Inc.	780,193	$24,412,239
Polaris Industries Inc.	137,638	11,253,283
Vista Outdoor Inc.[a]	24,363	1,162,846

		66,040,429
LIFE SCIENCES TOOLS & SERVICES — 2.24%
Agilent Technologies Inc.	194,962	8,648,514
Bio-Techne Corp.	83,987	9,471,214
Bruker Corp.	239,146	5,438,180
Charles River Laboratories International Inc.[a]	106,728	8,798,656
Illumina Inc.[a]	334,568	46,966,656
Mettler-Toledo International Inc.[a,b]	60,029	21,905,783
PerkinElmer Inc.	52,203	2,736,481
Quintiles Transnational Holdings Inc.[a]	123,495	8,066,694
VWR Corp.[a,b]	10,328	298,479
Waters Corp.[a,b]	175,608	24,699,265

		137,029,922
MACHINERY — 2.63%
Donaldson Co. Inc.	267,793	9,201,368
Flowserve Corp.	180,679	8,161,271
Graco Inc.	126,295	9,976,042
IDEX Corp.	161,764	13,280,824
Ingersoll-Rand PLC	295,663	18,827,820
Lincoln Electric Holdings Inc.	88,087	5,204,180
Manitowoc Foodservice Inc.[a]	127,028	2,238,233
Middleby Corp. (The)[a]	129,443	14,918,306
Nordson Corp.	130,394	10,902,242
PACCAR Inc.	68,945	3,576,177
Snap-on Inc.	96,793	15,275,871
Stanley Black & Decker Inc.	41,449	4,609,958
Toro Co. (The)	122,156	10,774,159
WABCO Holdings Inc.[a]	120,792	11,060,924
Wabtec Corp./DE	196,732	13,816,488
Xylem Inc./NY	213,229	9,520,675

		161,344,538
MEDIA — 2.95%
AMC Networks Inc. Class Aa	136,283	8,234,219
Cable One Inc.	10,729	5,486,918
Cinemark Holdings Inc.	242,257	8,832,690
Clear Channel Outdoor Holdings Inc. Class A	42,395	263,697

529

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
Discovery Communications Inc. Class Aa,b	318,351	$8,031,996
Discovery Communications Inc. Class C NVS[a,b]	500,505	11,937,044
Interpublic Group of Companies Inc. (The)	918,088	21,207,833
Lions Gate Entertainment Corp.	137,992	2,791,578
Live Nation Entertainment Inc.[a,b]	171,100	4,020,850
Madison Square Garden Co. (The)[a]	4,437	765,427
Omnicom Group Inc.	540,640	44,056,754
Regal Entertainment Group Class Ab	52,086	1,147,975
Scripps Networks Interactive Inc. Class A	188,357	11,728,990
Sirius XM Holdings Inc.[a,b]	4,070,583	16,078,803
Starz Series Aa,b	192,774	5,767,798
Tribune Media Co.	13,972	547,423
Viacom Inc. Class A	20,365	945,343
Viacom Inc. Class B NVS	695,667	28,849,311

		180,694,649
METALS & MINING — 0.20%
Freeport-McMoRan Inc.	624,524	6,957,197
Royal Gold Inc.	9,742	701,619
Southern Copper Corp.	84,968	2,292,437
Steel Dynamics Inc.	80,131	1,963,209

		11,914,462
MULTILINE RETAIL — 1.97%
Dollar General Corp.	651,123	61,205,562
Dollar Tree Inc.[a]	518,518	48,865,137
Nordstrom Inc.[b]	281,846	10,724,240

		120,794,939
OIL, GAS & CONSUMABLE FUELS — 1.33%
Cabot Oil & Gas Corp.	742,120	19,102,169
Chesapeake Energy Corp.[a]	118,034	505,186
Cimarex Energy Co.	33,836	4,037,311
Continental Resources Inc./OKa,b	88,238	3,994,534
Devon Energy Corp.	106,573	3,863,271
Diamondback Energy Inc.[a,b]	40,343	3,679,685
Memorial Resource Development Corp.[a]	46,293	735,133
Newfield Exploration Co.[a]	115,869	5,119,092

Security	Shares	Value
ONEOK Inc.	478,347	$22,697,565
Parsley Energy Inc. Class Aa	30,236	818,186
Southwestern Energy Co.[a]	895,027	11,259,440
Williams Companies Inc. (The)	262,236	5,672,165

		81,483,737
PERSONAL PRODUCTS — 0.21%
Coty Inc. Class Ab	57,531	1,495,231
Herbalife Ltd.[a,b]	168,619	9,869,270
Nu Skin Enterprises Inc. Class A	36,303	1,676,835

		13,041,336
PHARMACEUTICALS — 0.90%
Akorn Inc.[a]	191,892	5,466,044
Zoetis Inc.	1,042,881	49,495,132

		54,961,176
PROFESSIONAL SERVICES — 2.15%
Dun & Bradstreet Corp. (The)	33,613	4,095,408
Equifax Inc.	271,029	34,800,124
IHS Inc. Class Aa	137,203	15,862,039
Nielsen Holdings PLC	644,771	33,508,749
Robert Half International Inc.	291,364	11,118,450
TransUnion[a]	121,245	4,054,433
Verisk Analytics Inc. Class Aa	350,619	28,428,188

		131,867,391
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.96%
Alexandria Real Estate Equities Inc.	16,911	1,750,627
Boston Properties Inc.	59,532	7,852,271
Care Capital Properties Inc.	18,998	497,937
CubeSmart[b]	275,916	8,520,286
CyrusOne Inc.	141,898	7,898,043
Digital Realty Trust Inc.[b]	235,579	25,675,755
Empire State Realty Trust Inc. Class A	170,237	3,232,801
Equinix Inc.	158,394	61,414,106
Equity Lifestyle Properties Inc.	174,658	13,981,373
Essex Property Trust Inc.	62,189	14,184,689
Extra Space Storage Inc.	275,590	25,503,098
Federal Realty Investment Trust	161,553	26,745,099
Healthcare Trust of America Inc. Class A	227,250	7,349,265
Iron Mountain Inc.	595,217	23,707,493

530

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
Lamar Advertising Co. Class A	187,513	$12,432,112
Omega Healthcare Investors Inc.	156,260	5,305,027
Outfront Media Inc.	51,025	1,233,274
Pinnacle Entertainment Inc.	427,931	14,755,061
Regency Centers Corp.	38,367	3,212,469
Senior Housing Properties Trust	62,891	1,310,019
Sovran Self Storage Inc.	68,437	7,180,410
Tanger Factory Outlet Centers Inc.[b]	192,559	7,737,021
Taubman Centers Inc.	66,469	4,932,000
Ventas Inc.[b]	242,892	17,687,395

		304,097,631
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.30%
CBRE Group Inc. Class Aa	685,912	18,162,950

		18,162,950
ROAD & RAIL — 0.65%
AMERCO	8,711	3,262,705
Avis Budget Group Inc.[a]	191,033	6,156,994
Hertz Global Holdings Inc.[a]	163,092	1,805,428
JB Hunt Transport Services Inc.	202,691	16,403,783
Landstar System Inc.	96,445	6,621,914
Old Dominion Freight Line Inc.[a,b]	95,904	5,783,970

		40,034,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.31%
Cree Inc.[a]	83,089	2,030,695
KLA-Tencor Corp.	356,586	26,119,925
Lam Research Corp.	291,591	24,511,140
Linear Technology Corp.	255,429	11,885,111
Maxim Integrated Products Inc.	646,679	23,079,974
Microchip Technology Inc.[b]	480,870	24,408,961
NVIDIA Corp.	1,165,179	54,775,065
ON Semiconductor Corp.[a]	94,203	830,870
Qorvo Inc.[a,b]	30,720	1,697,587
Skyworks Solutions Inc.	398,553	25,220,434
Xilinx Inc.	184,272	8,500,467

		203,060,229
SOFTWARE — 5.39%
ANSYS Inc.[a]	52,135	4,731,251
Atlassian Corp. PLC Class Aa	59,767	1,547,965
Autodesk Inc.[a]	396,378	21,459,905

Security	Shares	Value
Cadence Design Systems Inc.[a]	683,840	$16,617,312
CDK Global Inc.	355,493	19,726,307
Citrix Systems Inc.[a]	354,934	28,426,664
Electronic Arts Inc.[a]	665,639	50,428,811
FireEye Inc.[a,b]	80,588	1,327,284
Fortinet Inc.[a]	331,143	10,460,807
Guidewire Software Inc.[a]	165,399	10,215,042
Manhattan Associates Inc.[a]	163,878	10,509,496
NetSuite Inc.[a,b]	90,987	6,623,854
Nuance Communications Inc.[a]	386,706	6,044,215
PTC Inc.[a,b]	115,635	4,345,563
Red Hat Inc.[a]	414,149	30,067,217
ServiceNow Inc.[a]	360,561	23,941,250
Splunk Inc.[a,b]	299,458	16,224,635
SS&C Technologies Holdings Inc.	353,864	9,936,501
Symantec Corp.	199,539	4,098,531
Synopsys Inc.[a]	32,934	1,781,071
Tableau Software Inc. Class Aa	125,631	6,145,869
Tyler Technologies Inc.[a]	75,535	12,592,440
Ultimate Software Group Inc. (The)[a,b]	62,787	13,203,478
Workday Inc. Class Aa,b	266,458	19,896,419

		330,351,887
SPECIALTY RETAIL — 5.86%
Advance Auto Parts Inc.	161,938	26,174,039
AutoNation Inc.[a,b]	59,002	2,771,914
AutoZone Inc.[a]	67,347	53,462,742
Bed Bath & Beyond Inc.[b]	35,676	1,541,917
Burlington Stores Inc.[a]	92,073	6,142,190
Cabela’s Inc.[a]	14,411	721,415
CarMax Inc.[a,b]	442,061	21,674,251
Dick’s Sporting Goods Inc.	156,211	7,038,868
Foot Locker Inc.	277,530	15,225,296
Gap Inc. (The)[b]	32,534	690,371
L Brands Inc.	100,356	6,736,898
Michaels Companies Inc. (The)[a,b]	163,497	4,649,855
Murphy USA Inc.[a]	51,489	3,818,424
O’Reilly Automotive Inc.[a]	216,312	58,642,183
Ross Stores Inc.	901,122	51,084,606
Sally Beauty Holdings Inc.[a,b]	334,317	9,832,263
Signet Jewelers Ltd.	164,132	13,526,118
Tractor Supply Co.	305,185	27,826,768

531

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Security	Shares	Value
Ulta Salon Cosmetics & Fragrance Inc.[a]	133,879	$32,618,280
Urban Outfitters Inc.[a]	158,935	4,370,713
Williams-Sonoma Inc.	202,056	10,533,179

		359,082,290
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.13%
NCR Corp.[a]	282,449	7,843,609

		7,843,609
TEXTILES, APPAREL & LUXURY GOODS — 2.00%
Carter’s Inc.	114,466	12,187,195
Coach Inc.	120,632	4,914,548
Hanesbrands Inc.	862,201	21,667,111
Kate Spade & Co.[a]	292,592	6,030,321
lululemon athletica Inc.[a,b]	221,991	16,396,255
Michael Kors Holdings Ltd.[a,b]	392,599	19,425,799
Ralph Lauren Corp.	9,057	811,688
Skechers U.S.A. Inc. Class Aa,b	297,973	8,855,758
Under Armour Inc. Class Aa,b	418,582	16,797,696
Under Armour Inc. Class Ca,b	423,478	15,414,616

		122,500,987
TRADING COMPANIES & DISTRIBUTORS — 1.63%
Air Lease Corp.	109,291	2,926,813
Fastenal Co.	658,380	29,225,488
HD Supply Holdings Inc.[a]	459,817	16,010,828
MSC Industrial Direct Co. Inc. Class A	45,210	3,190,018
United Rentals Inc.[a]	172,326	11,563,074
Watsco Inc.	59,369	8,352,625
WW Grainger Inc.[b]	126,544	28,757,124

		100,025,970

TOTAL COMMON STOCKS (Cost: $5,384,881,144)		6,115,027,979

SHORT-TERM INVESTMENTS — 6.90%

MONEY MARKET FUNDS — 6.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	385,538,534	385,538,534

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	21,223,915	$21,223,915
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	16,437,059	16,437,059

		423,199,508

TOTAL SHORT-TERM INVESTMENTS (Cost: $423,199,508)		423,199,508

TOTAL INVESTMENTS IN SECURITIES — 106.69% (Cost: $5,808,080,652)[f]		6,538,227,487
Other Assets, Less Liabilities — (6.69)%		(410,150,254)

NET ASSETS — 100.00%		$6,128,077,233

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,855,914,528. Net unrealized appreciation was $682,312,959, of which $948,946,777 represented gross unrealized appreciation on securities and $266,633,818 represented gross unrealized depreciation on securities.

532

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	22	Sep. 2016	Chicago Mercantile	$2,272,721	$2,299,220	$26,499
S&P MidCap 400 E-Mini	68	Sep. 2016	Chicago Mercantile	10,038,079	10,152,400	114,321

				Net unrealized appreciation		$140,820

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,115,027,979	$—	$—	$6,115,027,979
Money market funds	423,199,508	—	—	423,199,508

Total	$6,538,227,487	$—	$—	$6,538,227,487

Derivative financial instruments[a]:
Assets:
Futures contracts	$140,820	$—	$—	$140,820

Total	$140,820	$—	$—	$140,820

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

533

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 0.85%
Huntington Ingalls Industries Inc.	17,950	$3,016,138
L-3 Communications Holdings Inc.	179,367	26,311,345
Orbital ATK Inc.	136,482	11,620,078
Spirit AeroSystems Holdings Inc. Class Aa	150,090	6,453,870
Textron Inc.	434,766	15,895,045

		63,296,476
AIR FREIGHT & LOGISTICS — 0.08%
Expeditors International of Washington Inc.	125,945	6,176,343

		6,176,343
AIRLINES — 1.30%
Alaska Air Group Inc.	49,828	2,904,474
American Airlines Group Inc.	1,350,358	38,228,635
Copa Holdings SA Class Ab	73,137	3,822,140
JetBlue Airways Corp.[a,b]	697,068	11,543,446
Spirit Airlines Inc.[a,b]	167,016	7,494,008
United Continental Holdings Inc.[a]	785,334	32,230,107

		96,222,810
AUTO COMPONENTS — 0.48%
BorgWarner Inc.	446,693	13,186,377
Gentex Corp.	236,280	3,650,526
Goodyear Tire & Rubber Co. (The)	622,973	15,985,487
Lear Corp.	29,918	3,044,456

		35,866,846
BANKS — 4.98%
Associated Banc-Corp.	349,217	5,989,072
Bank of Hawaii Corp.	99,282	6,830,602
BankUnited Inc.	232,313	7,136,655
BOK Financial Corp.[b]	60,277	3,779,368
CIT Group Inc.	465,806	14,863,869
Citizens Financial Group Inc.	729,189	14,569,196
Comerica Inc.	408,394	16,797,245
Commerce Bancshares Inc./MO	194,478	9,315,496
Cullen/Frost Bankers Inc.	124,286	7,920,747
East West Bancorp. Inc.	335,648	11,472,449

Security	Shares	Value
Fifth Third Bancorp.	1,788,980	$31,468,158
First Horizon National Corp.	539,320	7,431,830
First Niagara Financial Group Inc.	823,448	8,020,384
First Republic Bank/CA	67,373	4,715,436
Huntington Bancshares Inc./OH	1,855,867	16,591,451
KeyCorp	1,964,327	21,705,813
M&T Bank Corp.	349,909	41,369,741
PacWest Bancorp.	277,578	11,042,053
People’s United Financial Inc.	723,337	10,604,120
Popular Inc.	239,706	7,023,386
Regions Financial Corp.	2,968,435	25,261,382
Signature Bank/New York NYa	50,712	6,334,943
SunTrust Banks Inc.	1,174,278	48,239,340
SVB Financial Group[a]	31,479	2,995,542
Synovus Financial Corp.	291,208	8,442,120
TCF Financial Corp.	367,837	4,653,138
Western Alliance Bancorp.[a]	95,312	3,111,937
Zions BanCorp.	470,948	11,834,923

		369,520,396
BEVERAGES — 0.57%
Brown-Forman Corp. Class A	3,827	413,431
Brown-Forman Corp. Class B	13,423	1,339,078
Molson Coors Brewing Co. Class B	402,201	40,674,587

		42,427,096
BIOTECHNOLOGY — 0.14%
Alnylam Pharmaceuticals Inc.[a,b]	23,371	1,296,857
Juno Therapeutics Inc.[a,b]	14,606	561,455
OPKO Health Inc.[a,b]	64,917	606,325
United Therapeutics Corp.[a]	74,458	7,886,591

		10,351,228
BUILDING PRODUCTS — 0.45%
Armstrong World Industries Inc.[a]	108,794	4,259,285
Lennox International Inc.	6,824	973,102
Masco Corp.	272,756	8,439,071
Owens Corning	268,261	13,820,807
USG Corp.[a]	204,055	5,501,323

		32,993,588
CAPITAL MARKETS — 1.92%
Affiliated Managers Group Inc.[a]	16,371	2,304,546
Ameriprise Financial Inc.	255,678	22,972,668
E*TRADE Financial Corp.[a]	653,207	15,343,833

534

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
Interactive Brokers Group Inc. Class A	131,207	$4,644,728
Invesco Ltd.	800,893	20,454,807
Lazard Ltd. Class A	257,365	7,664,330
Legg Mason Inc.	246,166	7,259,435
LPL Financial Holdings Inc.	172,441	3,885,096
Northern Trust Corp.	484,493	32,102,506
Raymond James Financial Inc.	295,713	14,578,651
T Rowe Price Group Inc.	134,188	9,791,698
TD Ameritrade Holding Corp.	63,771	1,815,879

		142,818,177
CHEMICALS — 1.96%
Albemarle Corp.	261,903	20,771,527
Ashland Inc.	145,245	16,669,769
Cabot Corp.	143,074	6,532,759
Celanese Corp. Series A	313,667	20,529,505
CF Industries Holdings Inc.	546,223	13,163,974
Eastman Chemical Co.	345,618	23,467,462
FMC Corp.	60,625	2,807,544
Huntsman Corp.	463,921	6,239,737
Mosaic Co. (The)	818,994	21,441,263
NewMarket Corp.	1,212	502,229
Platform Specialty Products Corp.[a,b]	385,461	3,422,894
Scotts Miracle-Gro Co. (The) Class A	8,522	595,773
Westlake Chemical Corp.	89,014	3,820,481
WR Grace & Co.	73,607	5,388,768

		145,353,685
COMMERCIAL SERVICES & SUPPLIES — 1.00%
Clean Harbors Inc.[a,b]	112,821	5,879,102
Republic Services Inc.	551,618	28,303,520
RR Donnelley & Sons Co.	156,995	2,656,356
Stericycle Inc.[a,b]	10,659	1,109,815
Tyco International PLC	846,412	36,057,151

		74,005,944
COMMUNICATIONS EQUIPMENT — 1.20%
ARRIS International PLC[a]	341,259	7,152,788
Brocade Communications Systems Inc.	1,092,932	10,033,116
EchoStar Corp. Class Aa	106,641	4,233,648

Security	Shares	Value
Harris Corp.	292,063	$24,369,737
Juniper Networks Inc.	873,647	19,648,321
Motorola Solutions Inc.	362,519	23,915,378

		89,352,988
CONSTRUCTION & ENGINEERING — 0.83%
AECOM[a,b]	356,317	11,320,191
Chicago Bridge & Iron Co. NV	243,998	8,449,651
Fluor Corp.	326,038	16,067,153
Jacobs Engineering Group Inc.[a,b]	280,155	13,954,521
KBR Inc.	334,581	4,429,852
Quanta Services Inc.[a]	245,694	5,680,445
Valmont Industries Inc.	10,527	1,423,987

		61,325,800
CONSTRUCTION MATERIALS — 0.07%
Martin Marietta Materials Inc.	14,136	2,714,112
Vulcan Materials Co.	21,419	2,577,991

		5,292,103
CONSUMER FINANCE — 1.19%
Ally Financial Inc.[a]	1,038,729	17,731,104
Navient Corp.	769,920	9,200,544
OneMain Holdings Inc.[a]	123,781	2,824,682
Santander Consumer USA Holdings Inc.[a]	248,307	2,565,011
SLM Corp.[a,b]	997,412	6,164,006
Synchrony Financial[a]	1,957,698	49,490,606

		87,975,953
CONTAINERS & PACKAGING — 1.31%
AptarGroup Inc.	108,245	8,565,427
Avery Dennison Corp.	11,883	888,254
Bemis Co. Inc.	188,592	9,710,602
Graphic Packaging Holding Co.	221,513	2,777,773
International Paper Co.	960,200	40,693,276
Sonoco Products Co.	232,379	11,539,941
WestRock Co.	585,932	22,775,177

		96,950,450
DISTRIBUTORS — 0.03%
Genuine Parts Co.	19,576	1,982,070

		1,982,070
DIVERSIFIED CONSUMER SERVICES — 0.23%
Graham Holdings Co. Class B	10,152	4,969,810
H&R Block Inc.	525,514	12,086,822

		17,056,632

535

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.62%
Leucadia National Corp.	769,210	$13,330,409
Moody’s Corp.	41,738	3,911,268
Nasdaq Inc.	262,218	16,957,638
Voya Financial Inc.	478,496	11,847,561

		46,046,876
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.30%
CenturyLink Inc.	1,258,262	36,502,181
Frontier Communications Corp.	2,732,783	13,499,948
Level 3 Communications Inc.[a]	683,988	35,218,542
SBA Communications Corp. Class Aa	105,772	11,417,030

		96,637,701
ELECTRIC UTILITIES — 5.30%
Alliant Energy Corp.	531,682	21,107,775
Avangrid Inc.	131,654	6,063,983
Edison International	740,734	57,532,810
Entergy Corp.	418,849	34,073,366
Eversource Energy	743,040	44,508,096
FirstEnergy Corp.	995,875	34,765,996
Great Plains Energy Inc.	361,973	11,003,979
Hawaiian Electric Industries Inc.	251,274	8,239,275
ITC Holdings Corp.	178,322	8,349,036
OGE Energy Corp.	465,694	15,251,479
Pinnacle West Capital Corp.	259,215	21,011,968
PPL Corp.	1,588,356	59,960,439
Westar Energy Inc.	330,905	18,560,461
Xcel Energy Inc.	1,190,324	53,302,709

		393,731,372
ELECTRICAL EQUIPMENT — 0.56%
AMETEK Inc.	439,772	20,330,660
Hubbell Inc.	46,047	4,856,577
Regal Beloit Corp.	104,329	5,743,311
Rockwell Automation Inc.	63,317	7,270,058
Solarcity Corp.[a]	153,349	3,669,642

		41,870,248
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.07%
Arrow Electronics Inc.[a]	212,655	13,163,345
Avnet Inc.	299,845	12,146,721

Security	Shares	Value
Dolby Laboratories Inc. Class A	118,770	$5,683,145
Fitbit Inc.[a,b]	54,884	670,682
FLIR Systems Inc.	320,685	9,925,201
Ingram Micro Inc. Class A	339,362	11,803,010
IPG Photonics Corp.[a]	13,199	1,055,920
Jabil Circuit Inc.	437,571	8,081,936
Keysight Technologies Inc.[a]	401,432	11,677,657
National Instruments Corp.	51,711	1,416,881
Trimble Navigation Ltd.[a]	122,968	2,995,500
Zebra Technologies Corp. Class Aa	22,246	1,114,525

		79,734,523
ENERGY EQUIPMENT & SERVICES — 2.46%
Baker Hughes Inc.	1,025,746	46,291,917
Diamond Offshore Drilling Inc.	151,086	3,675,922
Dril-Quip Inc.[a,b]	88,566	5,174,911
Ensco PLC Class A	705,952	6,854,794
FMC Technologies Inc.[a]	527,672	14,073,012
Frank’s International NV	83,417	1,218,722
Helmerich & Payne Inc.	227,215	15,252,943
Nabors Industries Ltd.	644,877	6,481,014
National Oilwell Varco Inc.	884,026	29,747,475
Noble Corp. PLC	566,787	4,670,325
Oceaneering International Inc.	229,195	6,843,763
Patterson-UTI Energy Inc.	337,871	7,203,410
Rowan Companies PLC Class A	294,290	5,197,161
RPC Inc.[b]	137,758	2,139,382
Superior Energy Services Inc.	351,850	6,477,559
Transocean Ltd.	807,758	9,604,243
Weatherford International PLC[a,b]	2,089,159	11,594,832

		182,501,385
FOOD & STAPLES RETAILING — 0.27%
Whole Foods Market Inc.	620,370	19,864,247

		19,864,247
FOOD PRODUCTS — 2.25%
Bunge Ltd.	325,233	19,237,532
ConAgra Foods Inc.	215,015	10,279,867
Flowers Foods Inc.	34,638	649,463
Hain Celestial Group Inc. (The)[a]	60,755	3,022,561
Hormel Foods Corp.	80,283	2,938,358
Ingredion Inc.	49,425	6,396,089
JM Smucker Co. (The)	271,128	41,322,619

536

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
Kellogg Co.	45,051	$3,678,414
Mead Johnson Nutrition Co.	279,895	25,400,471
Pilgrim’s Pride Corp.	118,470	3,018,616
Pinnacle Foods Inc.	270,266	12,510,613
Post Holdings Inc.[a,b]	63,397	5,242,298
TreeHouse Foods Inc.[a]	87,833	9,016,057
Tyson Foods Inc. Class A	362,867	24,235,887

		166,948,845
GAS UTILITIES — 1.17%
AGL Resources Inc.	279,450	18,435,317
Atmos Energy Corp.	236,584	19,239,011
National Fuel Gas Co.	172,391	9,805,600
Piedmont Natural Gas Co. Inc.	173,668	10,440,920
Questar Corp.	410,281	10,408,829
UGI Corp.	402,472	18,211,858

		86,541,535
HEALTH CARE EQUIPMENT & SUPPLIES — 1.34%
Alere Inc.[a]	164,938	6,874,616
Cooper Companies Inc. (The)	24,874	4,267,632
DENTSPLY SIRONA Inc.	537,815	33,366,043
Hill-Rom Holdings Inc.	10,192	514,186
St. Jude Medical Inc.	199,359	15,550,002
Teleflex Inc.	83,348	14,778,434
Zimmer Biomet Holdings Inc.	202,637	24,393,442

		99,744,355
HEALTH CARE PROVIDERS & SERVICES — 1.66%
Acadia Healthcare Co. Inc.[a]	111,958	6,202,473
Amsurg Corp.[a]	55,232	4,282,689
Brookdale Senior Living Inc.[a,b]	431,083	6,655,922
Centene Corp.[a,b]	103,787	7,407,278
DaVita HealthCare Partners Inc.[a]	238,072	18,407,727
Envision Healthcare Holdings Inc.[a]	71,752	1,820,348
Laboratory Corp. of America Holdings[a]	132,189	17,220,261
LifePoint Health Inc.[a]	94,285	6,163,410
MEDNAX Inc.[a,b]	63,790	4,620,310
Premier Inc.[a]	74,867	2,448,151
Quest Diagnostics Inc.	331,307	26,971,703
Universal Health Services Inc. Class B	150,786	20,220,403

Security	Shares	Value
WellCare Health Plans Inc.[a]	8,329	$893,535

		123,314,210
HEALTH CARE TECHNOLOGY — 0.08%
Allscripts Healthcare Solutions Inc.[a,b]	437,004	5,549,951

		5,549,951
HOTELS, RESTAURANTS & LEISURE — 1.43%
Aramark	322,551	10,779,654
Choice Hotels International Inc.	24,313	1,157,785
Extended Stay America Inc.	149,827	2,239,914
Hilton Worldwide Holdings Inc.	147,658	3,326,735
Hyatt Hotels Corp. Class Aa,b	52,792	2,594,199
International Game Technology PLC	220,479	4,131,776
Marriott International Inc./MD Class A	55,719	3,703,085
MGM Resorts International[a]	1,009,478	22,844,487
Norwegian Cruise Line Holdings Ltd.[a]	337,554	13,448,151
Royal Caribbean Cruises Ltd.	393,978	26,455,623
Starwood Hotels & Resorts Worldwide Inc.	161,850	11,968,808
Wendy’s Co. (The)	211,039	2,030,195
Wynn Resorts Ltd.	16,405	1,486,949

		106,167,361
HOUSEHOLD DURABLES — 1.24%
CalAtlantic Group Inc.	153,424	5,632,195
DR Horton Inc.	356,140	11,211,287
Garmin Ltd.	260,741	11,060,633
Harman International Industries Inc.	88,558	6,360,235
Lennar Corp. Class A	202,286	9,325,385
Lennar Corp. Class B	11,499	428,338
Mohawk Industries Inc.[a]	30,199	5,730,562
PulteGroup Inc.	566,853	11,047,965
Toll Brothers Inc.[a]	191,960	5,165,644
Whirlpool Corp.	156,759	26,122,320

		92,084,564
HOUSEHOLD PRODUCTS — 0.15%
Clorox Co. (The)	44,935	6,218,555
Energizer Holdings Inc.	99,023	5,098,694

		11,317,249

537

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.58%
AES Corp./VA	1,543,752	$19,266,025
Calpine Corp.[a,b]	836,354	12,336,221
NRG Energy Inc.	736,749	11,043,868

		42,646,114
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	102,674	10,850,589
Roper Technologies Inc.	114,277	19,491,085

		30,341,674
INSURANCE — 7.09%
Alleghany Corp.[a]	34,524	18,973,700
Allied World Assurance Co. Holdings AG	204,746	7,194,774
American Financial Group Inc./OH	159,948	11,824,956
American National Insurance Co.	17,221	1,948,556
AmTrust Financial Services Inc.	192,110	4,706,695
Arch Capital Group Ltd.[a,b]	268,204	19,310,688
Arthur J Gallagher & Co.	129,069	6,143,684
Aspen Insurance Holdings Ltd.	140,695	6,525,434
Assurant Inc.	144,492	12,471,104
Assured Guaranty Ltd.	311,382	7,899,761
Axis Capital Holdings Ltd.	213,904	11,764,720
Brown & Brown Inc.	256,003	9,592,432
Cincinnati Financial Corp.	350,712	26,264,822
CNA Financial Corp.	63,548	1,996,678
Endurance Specialty Holdings Ltd.	149,536	10,042,838
Erie Indemnity Co. Class A	15,182	1,508,180
Everest Re Group Ltd.	97,282	17,770,503
First American Financial Corp.	249,379	10,030,023
FNF Group	614,196	23,032,350
Hanover Insurance Group Inc. (The)	98,948	8,372,980
Hartford Financial Services Group Inc. (The)	916,156	40,659,003
Lincoln National Corp.	432,065	16,751,160
Loews Corp.	655,395	26,930,181
Markel Corp.[a,b]	31,938	30,429,888
Mercury General Corp.[b]	54,424	2,893,180
Old Republic International Corp.	565,499	10,908,476
Principal Financial Group Inc.	626,172	25,741,931

Security	Shares	Value
ProAssurance Corp.	122,982	$6,585,686
Progressive Corp. (The)	1,230,734	41,229,589
Reinsurance Group of America Inc.	149,422	14,492,440
RenaissanceRe Holdings Ltd.[b]	98,108	11,521,804
Torchmark Corp.	277,952	17,182,993
Unum Group	556,866	17,702,770
Validus Holdings Ltd.	175,857	8,544,892
White Mountains Insurance Group Ltd.	10,995	9,257,790
WR Berkley Corp.	224,119	13,429,210
XL Group PLC	433,211	14,430,258

		526,066,129
INTERNET & CATALOG RETAIL — 0.28%
Liberty Interactive Corp. QVC Group Series Aa	454,158	11,521,988
Liberty Ventures Series Aa	253,527	9,398,246

		20,920,234
INTERNET SOFTWARE & SERVICES — 0.18%
Akamai Technologies Inc.[a]	45,097	2,522,275
IAC/InterActiveCorp	35,953	2,024,154
Pandora Media Inc.[a,b]	72,647	904,455
Twitter Inc.[a]	174,440	2,949,781
Yelp Inc.[a]	36,498	1,108,079
Zillow Group Inc. Class Aa,b	37,285	1,366,495
Zillow Group Inc. Class Ca,b	73,910	2,681,455

		13,556,694
IT SERVICES — 1.26%
Amdocs Ltd.	346,426	19,995,709
Booz Allen Hamilton Holding Corp.	16,393	485,889
Computer Sciences Corp.	324,174	16,095,239
CoreLogic Inc./U.S.[a]	84,877	3,266,067
Fidelity National Information Services Inc.	327,606	24,138,010
Leidos Holdings Inc.	153,273	7,337,178
Xerox Corp.	2,355,180	22,350,658

		93,668,750
LEISURE PRODUCTS — 0.10%
Brunswick Corp./DE	39,520	1,791,046
Vista Outdoor Inc.[a]	117,161	5,592,095

		7,383,141

538

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.85%
Agilent Technologies Inc.	561,532	$24,909,560
Bio-Rad Laboratories Inc. Class Aa,b	48,573	6,946,910
PerkinElmer Inc.	200,677	10,519,488
QIAGEN NVa	533,862	11,643,530
Quintiles Transnational Holdings Inc.[a]	66,719	4,358,085
VWR Corp.[a,b]	172,015	4,971,234

		63,348,807
MACHINERY — 4.08%
AGCO Corp.	162,938	7,679,268
Allison Transmission Holdings Inc.	331,098	9,346,897
Colfax Corp.[a,b]	230,124	6,089,081
Crane Co.	113,957	6,463,641
Cummins Inc.	369,505	41,547,142
Donaldson Co. Inc.	23,345	802,134
Dover Corp.	358,851	24,875,551
Flowserve Corp.	119,339	5,390,543
IDEX Corp.	12,467	1,023,541
Ingersoll-Rand PLC	300,058	19,107,693
ITT Inc.	211,443	6,761,947
Lincoln Electric Holdings Inc.	52,947	3,128,109
Manitowoc Foodservice Inc.[a,b]	165,726	2,920,092
Oshkosh Corp.	170,330	8,126,444
PACCAR Inc.	730,938	37,913,754
Parker-Hannifin Corp.	312,493	33,764,869
Pentair PLC	388,888	22,668,282
Snap-on Inc.	36,320	5,732,022
Stanley Black & Decker Inc.	307,674	34,219,502
Terex Corp.	247,750	5,031,803
Timken Co. (The)	164,739	5,050,898
Trinity Industries Inc.	349,574	6,491,589
Xylem Inc./NY	200,650	8,959,022

		303,093,824
MARINE — 0.10%
Kirby Corp.[a,b]	123,486	7,704,292

		7,704,292
MEDIA — 1.29%
Clear Channel Outdoor Holdings Inc. Class A	42,378	263,591

Security	Shares	Value
Discovery Communications Inc. Class Aa,b	25,245	$636,931
Discovery Communications Inc. Class C NVS[a]	39,203	934,992
John Wiley & Sons Inc. Class A	103,912	5,422,128
Liberty Broadband Corp. Class Aa,b	59,783	3,551,110
Liberty Broadband Corp. Class Ca,b	241,562	14,493,720
Liberty SiriusXM Group Class Aa	212,778	6,672,718
Liberty SiriusXM Group Class Ca	428,848	13,238,538
Lions Gate Entertainment Corp.	78,086	1,579,680
Live Nation Entertainment Inc.[a]	132,136	3,105,196
Madison Square Garden Co. (The)[a]	40,933	7,061,352
News Corp. Class A	888,863	10,088,595
News Corp. Class B	283,810	3,312,063
Regal Entertainment Group Class Ab	136,428	3,006,873
TEGNA Inc.	509,354	11,801,732
Tribune Media Co.	167,509	6,563,003
Viacom Inc. Class A	3,056	141,859
Viacom Inc. Class B NVS	95,475	3,959,348

		95,833,429
METALS & MINING — 2.67%
Alcoa Inc.	3,082,901	28,578,492
Compass Minerals International Inc.	78,865	5,850,994
Freeport-McMoRan Inc.	2,290,343	25,514,421
Newmont Mining Corp.	1,244,423	48,681,828
Nucor Corp.	744,584	36,789,895
Reliance Steel & Aluminum Co.	162,585	12,502,787
Royal Gold Inc.	142,253	10,245,061
Southern Copper Corp.	109,629	2,957,790
Steel Dynamics Inc.	467,275	11,448,238
Tahoe Resources Inc.	703,341	10,529,015
U.S. Steel Corp.	318,656	5,372,540

		198,471,061
MULTI-UTILITIES — 5.83%
Ameren Corp.	567,784	30,421,867
CenterPoint Energy Inc.	1,009,873	24,236,952
CMS Energy Corp.	651,359	29,871,324
Consolidated Edison Inc.	714,057	57,438,745

539

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
DTE Energy Co.	419,285	$41,559,529
MDU Resources Group Inc.	453,896	10,893,504
NiSource Inc.	752,902	19,966,961
Public Service Enterprise Group Inc.	1,184,307	55,200,549
SCANA Corp.	304,848	23,064,800
Sempra Energy	584,886	66,688,702
TECO Energy Inc.	544,050	15,037,542
Vectren Corp.	194,220	10,229,567
WEC Energy Group Inc.	739,880	48,314,164

		432,924,206
MULTILINE RETAIL — 0.67%
Dillard’s Inc. Class A	44,438	2,692,943
JC Penney Co. Inc.[a,b]	720,201	6,395,385
Kohl’s Corp.	432,144	16,386,900
Macy’s Inc.	721,731	24,257,379

		49,732,607
OIL, GAS & CONSUMABLE FUELS — 7.60%
Antero Resources Corp.[a,b]	383,884	9,973,306
Cabot Oil & Gas Corp.	318,056	8,186,761
Cheniere Energy Inc.[a,b]	466,762	17,526,913
Chesapeake Energy Corp.[a,b]	1,305,563	5,587,810
Cimarex Energy Co.	184,248	21,984,471
Columbia Pipeline Group Inc.	931,175	23,735,651
Concho Resources Inc.[a,b]	305,147	36,394,883
CONSOL Energy Inc.	531,144	8,546,107
Continental Resources Inc./OKa,b	112,663	5,100,254
Devon Energy Corp.	1,114,364	40,395,695
Diamondback Energy Inc.[a,b]	126,403	11,529,218
Energen Corp.	226,870	10,937,403
EQT Corp.	402,822	31,190,507
Gulfport Energy Corp.[a]	293,654	9,179,624
Hess Corp.	659,467	39,633,967
HollyFrontier Corp.	379,269	9,015,224
Kosmos Energy Ltd.[a,b]	368,173	2,006,543
Laredo Petroleum Inc.[a,b]	314,621	3,297,228
Marathon Oil Corp.	1,983,788	29,776,658
Marathon Petroleum Corp.	1,231,290	46,739,768
Memorial Resource Development Corp.[a]	190,338	3,022,567
Murphy Oil Corp.	381,778	12,121,452
Newfield Exploration Co.[a]	346,072	15,289,461
Noble Energy Inc.	994,785	35,682,938

Security	Shares	Value
Parsley Energy Inc. Class Aa,b	322,758	$8,733,831
PBF Energy Inc.	228,983	5,445,216
QEP Resources Inc.	505,259	8,907,716
Range Resources Corp.	389,387	16,798,155
SM Energy Co.	157,692	4,257,684
Targa Resources Corp.	365,168	15,388,180
Tesoro Corp.	279,325	20,927,029
Whiting Petroleum Corp.[a,b]	472,408	4,374,498
Williams Companies Inc. (The)	1,344,514	29,081,838
World Fuel Services Corp.	161,783	7,683,075
WPX Energy Inc.[a,b]	646,279	6,016,857

		564,468,488
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	146,036	5,112,720

		5,112,720
PERSONAL PRODUCTS — 0.23%
Coty Inc. Class A	46,970	1,220,750
Edgewell Personal Care Co.	137,985	11,647,314
Nu Skin Enterprises Inc. Class Ab	91,868	4,243,383

		17,111,447
PHARMACEUTICALS — 0.70%
Endo International PLC[a]	479,256	7,471,601
Mallinckrodt PLC[a,b]	255,974	15,558,100
Perrigo Co. PLC	322,104	29,205,170

		52,234,871
PROFESSIONAL SERVICES — 0.38%
Dun & Bradstreet Corp. (The)	50,753	6,183,746
IHS Inc. Class Aa	16,725	1,933,577
ManpowerGroup Inc.	166,862	10,735,901
Nielsen Holdings PLC	184,022	9,563,623

		28,416,847
REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.35%
Alexandria Real Estate Equities Inc.[b]	153,546	15,895,082
American Campus Communities Inc.	305,584	16,156,226
American Capital Agency Corp.[b]	775,362	15,367,675
American Homes 4 Rent Class A	389,510	7,977,165
Annaly Capital Management Inc.[b]	2,163,396	23,948,794
Apartment Investment & Management Co. Class A	364,402	16,091,992

540

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
Apple Hospitality REIT Inc.[b]	384,614	$7,234,589
AvalonBay Communities Inc.	320,890	57,885,347
Boston Properties Inc.	297,338	39,218,882
Brandywine Realty Trust[b]	402,619	6,763,999
Brixmor Property Group Inc.[b]	447,450	11,839,527
Camden Property Trust[b]	199,817	17,667,819
Care Capital Properties Inc.	177,302	4,647,085
Chimera Investment Corp.	438,798	6,889,129
Columbia Property Trust Inc.	289,567	6,196,734
Communications Sales & Leasing Inc.[a]	285,817	8,260,111
Corporate Office Properties Trust	221,057	6,536,656
Corrections Corp. of America	273,341	9,572,402
CubeSmart[b]	133,103	4,110,221
CyrusOne Inc.[b]	20,278	1,128,674
DCT Industrial Trust Inc.	210,654	10,119,818
DDR Corp.	719,725	13,055,812
Digital Realty Trust Inc.[b]	102,751	11,198,832
Douglas Emmett Inc.	327,091	11,618,272
Duke Realty Corp.	809,505	21,581,403
Empire State Realty Trust Inc. Class A	110,171	2,092,147
EPR Properties	147,506	11,900,784
Equity Commonwealth[a]	285,639	8,320,664
Equity One Inc.	214,200	6,892,956
Essex Property Trust Inc.[b]	88,932	20,284,500
Forest City Realty Trust Inc.	534,390	11,922,241
General Growth Properties Inc.[b]	1,347,627	40,186,237
HCP Inc.[b]	1,094,465	38,722,172
Healthcare Trust of America Inc. Class A	83,874	2,712,485
Highwoods Properties Inc.[b]	224,068	11,830,790
Hospitality Properties Trust[b]	347,141	9,997,661
Host Hotels & Resorts Inc.[b]	1,722,396	27,920,039
Kilroy Realty Corp.[b]	211,692	14,033,063
Kimco Realty Corp.[b]	944,293	29,631,914
Liberty Property Trust	341,834	13,577,647
Macerich Co. (The)	335,624	28,658,933
MFA Financial Inc.	866,154	6,296,940
Mid-America Apartment Communities Inc.	176,134	18,740,658
National Retail Properties Inc.[b]	334,149	17,282,186
NorthStar Realty Finance Corp.[b]	420,549	4,806,875

Security	Shares	Value
Omega Healthcare Investors Inc.[b]	270,997	$9,200,348
Outfront Media Inc.	271,196	6,554,807
Paramount Group Inc.[b]	421,778	6,723,141
Piedmont Office Realty Trust Inc. Class Ab	338,917	7,300,272
Post Properties Inc.	123,255	7,524,718
Prologis Inc.[b]	1,222,066	59,930,117
Rayonier Inc.	287,163	7,535,157
Realty Income Corp.[b]	603,209	41,838,576
Regency Centers Corp.	186,062	15,578,971
Retail Properties of America Inc. Class A	555,648	9,390,451
Senior Housing Properties Trust[b]	482,481	10,050,079
SL Green Realty Corp.	228,165	24,292,728
Sovran Self Storage Inc.	36,953	3,877,109
Spirit Realty Capital Inc.	1,121,630	14,323,215
Starwood Property Trust Inc.	542,354	11,237,575
STORE Capital Corp.[b]	352,921	10,393,524
Sun Communities Inc.	146,178	11,203,082
Tanger Factory Outlet Centers Inc.	21,137	849,285
Taubman Centers Inc.	68,437	5,078,025
Two Harbors Investment Corp.	809,557	6,929,808
UDR Inc.	620,157	22,896,196
Ventas Inc.[b]	542,646	39,515,482
VEREIT Inc.	2,123,488	21,532,168
Vornado Realty Trust	401,695	40,217,703
Weingarten Realty Investors	272,417	11,120,062
Welltower Inc.[b]	836,075	63,683,833
Weyerhaeuser Co.[b]	1,735,745	51,673,129
WP Carey Inc.	242,196	16,813,246

		1,214,035,945
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.40%
Howard Hughes Corp. (The)[a,b]	84,580	9,669,186
Jones Lang LaSalle Inc.	105,323	10,263,726
Realogy Holdings Corp.[a]	338,290	9,817,176

		29,750,088
ROAD & RAIL — 0.69%
AMERCO	5,425	2,031,934

541

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
Genesee & Wyoming Inc. Class Aa,b	132,427	$7,806,572
Hertz Global Holdings Inc.[a,b]	672,764	7,447,497
Kansas City Southern	251,943	22,697,545
Old Dominion Freight Line Inc.[a]	59,813	3,607,322
Ryder System Inc.	125,218	7,655,828

		51,246,698
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.41%
Analog Devices Inc.	718,196	40,678,621
Cree Inc.[a,b]	148,328	3,625,136
Cypress Semiconductor Corp.	729,499	7,696,215
First Solar Inc.[a,b]	177,065	8,584,111
Lam Research Corp.	75,150	6,317,109
Linear Technology Corp.	296,016	13,773,625
Marvell Technology Group Ltd.	942,126	8,978,461
Micron Technology Inc.[a,b]	2,424,351	33,359,070
ON Semiconductor Corp.[a]	868,470	7,659,905
Qorvo Inc.[a]	289,380	15,991,139
Skyworks Solutions Inc.	36,742	2,325,034
SunPower Corp.[a,b]	136,015	2,106,872
Teradyne Inc.	474,987	9,352,494
Xilinx Inc.	406,026	18,729,979

		179,177,771
SOFTWARE — 1.36%
ANSYS Inc.[a,b]	152,502	13,839,557
Autodesk Inc.[a]	90,405	4,894,527
CA Inc.	682,240	22,397,939
FireEye Inc.[a]	272,096	4,481,421
Nuance Communications Inc.[a,b]	127,385	1,991,028
PTC Inc.[a]	148,433	5,578,112
SS&C Technologies Holdings Inc.	31,660	889,013
Symantec Corp.	1,231,919	25,303,616
Synopsys Inc.[a]	320,079	17,309,872
Zynga Inc. Class Aa	1,702,255	4,238,615

		100,923,700
SPECIALTY RETAIL — 1.95%
AutoNation Inc.[a]	91,917	4,318,261
Bed Bath & Beyond Inc.	311,291	13,453,997
Best Buy Co. Inc.	648,566	19,846,120
Burlington Stores Inc.[a]	70,288	4,688,912
Cabela’s Inc.[a]	102,613	5,136,807

Security	Shares	Value
CST Brands Inc.	174,282	$7,508,069
Dick’s Sporting Goods Inc.	44,760	2,016,886
Foot Locker Inc.	32,097	1,760,841
GameStop Corp. Class A	239,373	6,362,534
Gap Inc. (The)	487,198	10,338,342
L Brands Inc.	464,562	31,186,047
Michaels Companies Inc. (The)[a,b]	50,317	1,431,015
Murphy USA Inc.[a]	33,975	2,519,586
Penske Automotive Group Inc.	90,190	2,837,377
Signet Jewelers Ltd.	16,005	1,318,972
Staples Inc.	1,508,460	13,002,925
Tiffany & Co.	256,147	15,532,754
Urban Outfitters Inc.[a]	46,304	1,273,360

		144,532,805
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.72%
Lexmark International Inc. Class A	144,844	5,467,861
NetApp Inc.	678,662	16,688,299
Western Digital Corp.	660,752	31,227,139

		53,383,299
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Coach Inc.	529,052	21,553,578
PVH Corp.	188,764	17,787,232
Ralph Lauren Corp.	124,326	11,142,096

		50,482,906
THRIFTS & MORTGAGE FINANCE — 0.26%
New York Community Bancorp. Inc.[b]	1,110,224	16,642,258
TFS Financial Corp.	133,803	2,304,087

		18,946,345
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Air Lease Corp.	113,439	3,037,896
MSC Industrial Direct Co. Inc. Class A	64,750	4,568,760
United Rentals Inc.[a]	30,481	2,045,275
WESCO International Inc.[a,b]	98,618	5,077,841

		14,729,772

542

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.18%
Macquarie Infrastructure Corp.	174,639	$12,932,018

		12,932,018
WATER UTILITIES — 0.67%
American Water Works Co. Inc.	416,680	35,213,627
Aqua America Inc.	415,315	14,810,133

		50,023,760
WIRELESS TELECOMMUNICATION SERVICES — 0.22%
Sprint Corp.[a,b]	1,773,193	8,032,564
Telephone & Data Systems Inc.	223,148	6,618,570
U.S. Cellular Corp.[a]	31,983	1,255,972

		15,907,106

TOTAL COMMON STOCKS (Cost: $6,948,598,457)		7,420,130,555

SHORT-TERM INVESTMENTS — 4.20%

MONEY MARKET FUNDS — 4.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	268,131,514	268,131,514
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	14,760,653	14,760,653
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	28,904,973	28,904,973

		311,797,140

TOTAL SHORT-TERM INVESTMENTS (Cost: $311,797,140)		311,797,140

TOTAL INVESTMENTS IN SECURITIES — 104.15% (Cost: $7,260,395,597)[f]		7,731,927,695
Other Assets, Less Liabilities — (4.15)%		(308,271,795)

NET ASSETS — 100.00%		$7,423,655,900

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $7,421,271,101. Net unrealized appreciation was $310,656,594, of which $965,251,779 represented gross unrealized appreciation on securities and $654,595,185 represented gross unrealized depreciation on securities.

543

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	223	Sep. 2016	Chicago Mercantile	$23,317,242	$23,305,730	$(11,512)
S&P MidCap 400 E-Mini	253	Sep. 2016	Chicago Mercantile	37,879,296	37,772,900	(106,396)

				Net unrealized depreciation		$(117,908)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,420,130,555	$—	$—	$7,420,130,555
Money market funds	311,797,140	—	—	311,797,140

Total	$7,731,927,695	$—	$—	$7,731,927,695

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(117,908)	$—	$—	$(117,908)

Total	$(117,908)	$—	$—	$(117,908)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

544

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.91%
Boeing Co. (The)	4,131	$536,492
General Dynamics Corp.	1,689	235,176
Honeywell International Inc.	5,270	613,007
Lockheed Martin Corp.	1,816	450,677
Northrop Grumman Corp.	1,152	256,067
Raytheon Co.	2,055	279,377
United Technologies Corp.	5,375	551,206

		2,922,002
AIR FREIGHT & LOGISTICS — 0.77%
FedEx Corp.	1,727	262,124
United Parcel Service Inc. Class B	4,788	515,763

		777,887
AIRLINES — 0.37%
Delta Air Lines Inc.	5,332	194,245
Southwest Airlines Co.	4,415	173,112

		367,357
AUTO COMPONENTS — 0.20%
Johnson Controls Inc.	4,490	198,727

		198,727
AUTOMOBILES — 0.78%
Ford Motor Co.	26,957	338,849
General Motors Co.	9,703	274,595
Tesla Motors Inc.[a,b]	809	171,735

		785,179
BANKS — 5.78%
Bank of America Corp.	71,191	944,705
BB&T Corp.	5,638	200,769
Citigroup Inc.	20,338	862,128
JPMorgan Chase & Co.	25,215	1,566,860
PNC Financial Services Group Inc. (The)[c]	3,457	281,365
U.S. Bancorp.	11,243	453,430
Wells Fargo & Co.	31,651	1,498,042

		5,807,299
BEVERAGES — 2.62%
Coca-Cola Co. (The)	26,983	1,223,139
Constellation Brands Inc. Class A	1,144	189,218
Monster Beverage Corp.[a]	1,026	164,888
PepsiCo Inc.	10,003	1,059,718

		2,636,963

Security	Shares	Value
BIOTECHNOLOGY — 3.63%
AbbVie Inc.	11,206	$693,763
Alexion Pharmaceuticals Inc.[a]	1,504	175,607
Amgen Inc.	5,203	791,636
Biogen Inc.[a]	1,515	366,357
Celgene Corp.[a]	5,320	524,712
Gilead Sciences Inc.	9,175	765,379
Regeneron Pharmaceuticals Inc.[a]	537	187,537
Vertex Pharmaceuticals Inc.[a]	1,691	145,460

		3,650,451
CAPITAL MARKETS — 1.66%
Bank of New York Mellon Corp. (The)	7,247	281,546
BlackRock Inc.[c]	866	296,631
Charles Schwab Corp. (The)	8,055	203,872
Franklin Resources Inc.	2,525	84,259
Goldman Sachs Group Inc. (The)	2,671	396,857
Morgan Stanley	9,879	256,657
State Street Corp.	2,728	147,094

		1,666,916
CHEMICALS — 2.24%
Air Products & Chemicals Inc.	1,354	192,322
Dow Chemical Co. (The)	7,777	386,595
Ecolab Inc.	1,803	213,836
EI du Pont de Nemours & Co.	6,053	392,234
LyondellBasell Industries NV Class A	2,390	177,864
Monsanto Co.	3,019	312,195
PPG Industries Inc.	1,835	191,115
Praxair Inc.	1,976	222,083
Sherwin-Williams Co. (The)	556	163,280

		2,251,524
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	3,068	203,316

		203,316
COMMUNICATIONS EQUIPMENT — 0.99%
Cisco Systems Inc.	34,863	1,000,219

		1,000,219
CONSUMER FINANCE — 0.71%
American Express Co.	5,538	336,489
Capital One Financial Corp.	3,532	224,317
Discover Financial Services	2,867	153,643

		714,449

545

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.51%
Berkshire Hathaway Inc. Class Ba	13,097	$1,896,315
CME Group Inc./IL	2,335	227,429
Intercontinental Exchange Inc.	814	208,351
S&P Global Inc.	1,821	195,321

		2,527,416
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.40%
AT&T Inc.	42,669	1,843,728
Verizon Communications Inc.	28,260	1,578,038

		3,421,766
ELECTRIC UTILITIES — 1.85%
American Electric Power Co. Inc.	3,403	238,516
Duke Energy Corp.	4,784	410,419
Exelon Corp.	6,139	223,214
NextEra Energy Inc.	3,187	415,585
PG&E Corp.	3,432	219,374
Southern Co. (The)	6,501	348,649

		1,855,757
ELECTRICAL EQUIPMENT — 0.42%
Eaton Corp. PLC	3,165	189,046
Emerson Electric Co.	4,434	231,277

		420,323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
Corning Inc.	7,441	152,392

		152,392
ENERGY EQUIPMENT & SERVICES — 1.03%
Halliburton Co.	5,927	268,434
Schlumberger Ltd.	9,639	762,252

		1,030,686
FOOD & STAPLES RETAILING — 2.86%
Costco Wholesale Corp.	3,016	473,633
CVS Health Corp.	7,432	711,540
Kroger Co. (The)	6,579	242,041
Sysco Corp.	3,624	183,882
Wal-Mart Stores Inc.	10,478	765,103
Walgreens Boots Alliance Inc.	5,943	494,874

		2,871,073

Security	Shares	Value
FOOD PRODUCTS — 1.29%
Archer-Daniels-Midland Co.	3,978	$170,617
General Mills Inc.	4,129	294,480
Kraft Heinz Co. (The)	4,125	364,980
Mondelez International Inc. Class A	10,345	470,801

		1,300,878
HEALTH CARE EQUIPMENT & SUPPLIES — 2.13%
Abbott Laboratories	10,164	399,547
Baxter International Inc.	3,450	156,009
Becton Dickinson and Co.	1,442	244,549
Boston Scientific Corp.[a]	9,312	217,621
Medtronic PLC	9,713	842,797
Stryker Corp.	2,340	280,402

		2,140,925
HEALTH CARE PROVIDERS & SERVICES — 2.80%
Aetna Inc.	2,352	287,250
Anthem Inc.	1,823	239,433
Cardinal Health Inc.	2,256	175,991
Cigna Corp.	1,758	225,006
Express Scripts Holding Co.[a]	4,382	332,156
HCA Holdings Inc.[a]	2,119	163,184
Humana Inc.	1,037	186,535
McKesson Corp.	1,556	290,427
UnitedHealth Group Inc.	6,493	916,812

		2,816,794
HOTELS, RESTAURANTS & LEISURE — 1.74%
Carnival Corp.	2,799	123,716
Las Vegas Sands Corp.	2,521	109,638
McDonald’s Corp.	6,086	732,389
Starbucks Corp.	9,878	564,232
Yum! Brands Inc.	2,671	221,479

		1,751,454
HOUSEHOLD PRODUCTS — 2.33%
Colgate-Palmolive Co.	6,009	439,859
Kimberly-Clark Corp.	2,486	341,775
Procter & Gamble Co. (The)	18,456	1,562,670

		2,344,304

546

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 3.13%
3M Co.	4,074	$713,439
Danaher Corp.	4,187	422,887
General Electric Co.	63,745	2,006,692

		3,143,018
INSURANCE — 2.36%
Aflac Inc.	2,781	200,677
Allstate Corp. (The)	2,587	180,961
American International Group Inc.	7,679	406,142
Aon PLC	1,817	198,471
Chubb Ltd.	3,200	418,272
Marsh & McLennan Companies Inc.	3,607	246,935
MetLife Inc.	6,467	257,581
Prudential Financial Inc.	3,059	218,229
Travelers Companies Inc. (The)	2,032	241,889

		2,369,157
INTERNET & CATALOG RETAIL — 2.60%
Amazon.com Inc.[a]	2,694	1,927,880
Netflix Inc.[a,b]	2,822	258,156
Priceline Group Inc. (The)[a,b]	343	428,205

		2,614,241
INTERNET SOFTWARE & SERVICES — 5.00%
Alphabet Inc. Class Aa	2,034	1,430,980
Alphabet Inc. Class Ca	2,055	1,422,266
eBay Inc.[a]	7,388	172,953
Facebook Inc. Class Aa	15,541	1,776,026
Yahoo! Inc.[a]	5,999	225,322

		5,027,547
IT SERVICES — 3.77%
Accenture PLC Class A	4,318	489,186
Automatic Data Processing Inc.	3,155	289,850
Cognizant Technology Solutions Corp. Class Aa	4,178	239,149
International Business Machines Corp.	6,089	924,188
MasterCard Inc. Class A	6,674	587,712
PayPal Holdings Inc.[a]	7,833	285,983
Visa Inc. Class A	13,198	978,896

		3,794,964

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Thermo Fisher Scientific Inc.	2,716	$401,316

		401,316
MACHINERY — 0.68%
Caterpillar Inc.	3,860	292,627
Deere & Co.	2,179	176,586
Illinois Tool Works Inc.	2,038	212,278

		681,491
MEDIA — 3.50%
CBS Corp. Class B NVS	2,792	151,997
Charter Communications Inc. Class Aa	1,386	316,895
Comcast Corp. Class A	16,690	1,088,021
DISH Network Corp. Class Aa	1,512	79,229
Thomson Reuters Corp.	2,074	83,831
Time Warner Inc.	5,445	400,425
Twenty-First Century Fox Inc. Class A	7,521	203,443
Twenty-First Century Fox Inc. Class B	3,333	90,824
Walt Disney Co. (The)	11,238	1,099,301

		3,513,966
MULTI-UTILITIES — 0.33%
Dominion Resources Inc./VA	4,255	331,592

		331,592
MULTILINE RETAIL — 0.28%
Target Corp.	4,086	285,285

		285,285
OIL, GAS & CONSUMABLE FUELS — 6.46%
Anadarko Petroleum Corp.	3,526	187,760
Apache Corp.	2,629	146,356
Chevron Corp.	13,022	1,365,096
ConocoPhillips	8,582	374,175
EOG Resources Inc.	3,812	317,997
Exxon Mobil Corp.	28,718	2,692,025
Kinder Morgan Inc./DE	13,300	248,976
Occidental Petroleum Corp.	5,279	398,881
Phillips 66	3,120	247,541
Pioneer Natural Resources Co.	1,124	169,960
Spectra Energy Corp.	4,831	176,960
Valero Energy Corp.	3,250	165,750

		6,491,477

547

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 0.14%
Estee Lauder Companies Inc. (The) Class A	1,495	$136,075

		136,075
PHARMACEUTICALS — 6.99%
Allergan PLC[a]	2,738	632,724
Bristol-Myers Squibb Co.	11,561	850,312
Eli Lilly & Co.	6,761	532,429
Johnson & Johnson	19,033	2,308,703
Merck & Co. Inc.	19,189	1,105,478
Mylan NVa,b	3,012	130,239
Pfizer Inc.	41,621	1,465,475

		7,025,360
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.45%
American Tower Corp.	2,921	331,855
Crown Castle International Corp.	2,321	235,419
Equity Residential	2,464	169,720
Public Storage	1,020	260,702
Simon Property Group Inc.	2,131	462,214

		1,459,910
ROAD & RAIL — 0.85%
CSX Corp.	6,605	172,258
Norfolk Southern Corp.	2,043	173,921
Union Pacific Corp.	5,841	509,627

		855,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.63%
Applied Materials Inc.	7,529	180,470
Broadcom Ltd.	2,615	406,371
Intel Corp.	32,735	1,073,708
QUALCOMM Inc.	10,172	544,914
Texas Instruments Inc.	6,958	435,919

		2,641,382
SOFTWARE — 4.55%
Activision Blizzard Inc.	3,865	153,170
Adobe Systems Inc.[a]	3,376	323,387
Intuit Inc.	1,683	187,839
Microsoft Corp.	52,464	2,684,583
Oracle Corp.	20,484	838,410
salesforce.com inc.[a]	4,429	351,707
VMware Inc. Class Aa,b	553	31,643

		4,570,739

Security	Shares	Value
SPECIALTY RETAIL — 1.93%
Home Depot Inc. (The)	8,619	$1,100,560
Lowe’s Companies Inc.	6,202	491,013
TJX Companies Inc. (The)	4,575	353,327

		1,944,900
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.34%
Apple Inc.	37,965	3,629,454
EMC Corp./MA	13,512	367,121
Hewlett Packard Enterprise Co.	11,963	218,564
HP Inc.	11,959	150,085

		4,365,224
TEXTILES, APPAREL & LUXURY GOODS — 0.65%
NIKE Inc. Class B	9,172	506,294
VF Corp.	2,352	144,625

		650,919
TOBACCO — 2.32%
Altria Group Inc.	13,549	934,339
Philip Morris International Inc.	10,730	1,091,455
Reynolds American Inc.	5,704	307,617

		2,333,411
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
T-Mobile U.S. Inc.[a]	1,967	85,112

		85,112

TOTAL COMMON STOCKS (Cost: $99,964,672)		100,338,949

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	747,379	747,379
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	41,144	41,144
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	91,939	91,939

		880,462

548

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2016

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $880,462)	$880,462

TOTAL INVESTMENTS IN SECURITIES — 100.69% (Cost: $100,845,134)[g]	101,219,411
Other Assets, Less Liabilities — (0.69)%	(688,685)

NET ASSETS — 100.00%	$100,530,726

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $101,030,957. Net unrealized appreciation was $188,454, of which $7,528,813 represented gross unrealized appreciation on securities and $7,340,359 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	774	92	—	866	$296,631	$1,983	$—
PNC Financial Services Group Inc. (The)	3,204	385	(132)	3,457	281,365	1,677	(1,294)

					$577,996	$3,660	$(1,294)

549

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$100,338,949	$—	$—	$100,338,949
Money market funds	880,462	—	—	880,462

Total	$101,219,411	$—	$—	$101,219,411

550

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 3.99%
Boeing Co. (The)	49,075	$6,373,370
General Dynamics Corp.	8,330	1,159,869
Honeywell International Inc.	62,606	7,282,330
Lockheed Martin Corp.	21,579	5,355,261
Northrop Grumman Corp.	13,683	3,041,457
Raytheon Co.	9,310	1,265,695

		24,477,982
AIR FREIGHT & LOGISTICS — 1.51%
FedEx Corp.	20,519	3,114,374
United Parcel Service Inc. Class B	56,887	6,127,867

		9,242,241
AIRLINES — 0.63%
Delta Air Lines Inc.	49,434	1,800,880
Southwest Airlines Co.	52,566	2,061,113

		3,861,993
AUTO COMPONENTS — 0.12%
Johnson Controls Inc.	16,026	709,311

		709,311
AUTOMOBILES — 0.33%
Tesla Motors Inc.[a,b]	9,628	2,043,832

		2,043,832
BEVERAGES — 4.24%
Coca-Cola Co. (The)	239,786	10,869,499
Constellation Brands Inc. Class A	13,615	2,251,921
Monster Beverage Corp.[a]	12,223	1,964,358
PepsiCo Inc.	103,393	10,953,455

		26,039,233
BIOTECHNOLOGY — 7.07%
AbbVie Inc.	133,134	8,242,326
Alexion Pharmaceuticals Inc.[a]	17,856	2,084,866
Amgen Inc.	61,812	9,404,696
Biogen Inc.[a]	17,999	4,352,518
Celgene Corp.[a]	63,203	6,233,712
Gilead Sciences Inc.	109,009	9,093,531
Regeneron Pharmaceuticals Inc.[a]	6,382	2,228,786
Vertex Pharmaceuticals Inc.[a]	20,250	1,741,905

		43,382,340

Security	Shares	Value
CAPITAL MARKETS — 0.31%
Charles Schwab Corp. (The)	76,223	$1,929,204

		1,929,204
CHEMICALS — 3.11%
Air Products & Chemicals Inc.	14,019	1,991,259
Ecolab Inc.	21,421	2,540,531
EI du Pont de Nemours & Co.	71,913	4,659,962
LyondellBasell Industries NV Class A	12,579	936,129
Monsanto Co.	23,286	2,408,005
PPG Industries Inc.	21,807	2,271,199
Praxair Inc.	20,615	2,316,920
Sherwin-Williams Co. (The)	6,616	1,942,921

		19,066,926
COMMERCIAL SERVICES & SUPPLIES — 0.33%
Waste Management Inc.	30,131	1,996,781

		1,996,781
CONSUMER FINANCE — 0.10%
Discover Financial Services	11,109	595,331

		595,331
DIVERSIFIED FINANCIAL SERVICES — 0.57%
Intercontinental Exchange Inc.	4,624	1,183,559
S&P Global Inc.	21,675	2,324,861

		3,508,420
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.53%
Verizon Communications Inc.	167,903	9,375,704

		9,375,704
ELECTRICAL EQUIPMENT — 0.07%
Emerson Electric Co.	8,517	444,247

		444,247
FOOD & STAPLES RETAILING — 3.24%
Costco Wholesale Corp.	35,835	5,627,528
CVS Health Corp.	83,173	7,962,983
Kroger Co. (The)	78,162	2,875,580
Sysco Corp.	43,138	2,188,822
Walgreens Boots Alliance Inc.	14,543	1,210,996

		19,865,909

551

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2016

Security	Shares	Value
FOOD PRODUCTS — 0.66%
General Mills Inc.	48,877	$3,485,907
Kraft Heinz Co. (The)	6,264	554,239

		4,040,146
HEALTH CARE EQUIPMENT & SUPPLIES — 1.47%
Baxter International Inc.	4,540	205,299
Becton Dickinson and Co.	17,182	2,913,895
Boston Scientific Corp.[a]	110,783	2,588,999
Stryker Corp.	27,663	3,314,857

		9,023,050
HEALTH CARE PROVIDERS & SERVICES — 4.23%
Aetna Inc.	9,397	1,147,656
Anthem Inc.	5,878	772,017
Cardinal Health Inc.	24,841	1,937,846
Cigna Corp.	6,962	891,066
Express Scripts Holding Co.[a]	45,934	3,481,797
HCA Holdings Inc.[a]	17,108	1,317,487
Humana Inc.	11,534	2,074,736
McKesson Corp.	18,481	3,449,479
UnitedHealth Group Inc.	77,137	10,891,744

		25,963,828
HOTELS, RESTAURANTS & LEISURE — 3.15%
Las Vegas Sands Corp.	29,790	1,295,567
McDonald’s Corp.	72,308	8,701,545
Starbucks Corp.	117,356	6,703,375
Yum! Brands Inc.	31,738	2,631,715

		19,332,202
HOUSEHOLD PRODUCTS — 0.72%
Colgate-Palmolive Co.	12,754	933,593
Kimberly-Clark Corp.	25,169	3,460,234

		4,393,827
INDUSTRIAL CONGLOMERATES — 2.35%
3M Co.	48,407	8,477,034
Danaher Corp.	13,115	1,324,615
General Electric Co.	146,920	4,625,041

		14,426,690
INSURANCE — 0.86%
Aon PLC	21,621	2,361,662
Marsh & McLennan Companies Inc.	42,857	2,933,990

		5,295,652

Security	Shares	Value
INTERNET & CATALOG RETAIL — 5.06%
Amazon.com Inc.[a]	32,007	$22,904,849
Netflix Inc.[a]	33,526	3,066,959
Priceline Group Inc. (The)[a]	4,070	5,081,029

		31,052,837
INTERNET SOFTWARE & SERVICES — 9.29%
Alphabet Inc. Class Aa	24,160	16,997,285
Alphabet Inc. Class Ca	24,419	16,900,390
eBay Inc.[a]	87,821	2,055,890
Facebook Inc. Class Aa	184,658	21,102,716

		57,056,281
IT SERVICES — 6.79%
Accenture PLC Class A	51,305	5,812,343
Automatic Data Processing Inc.	37,479	3,443,196
Cognizant Technology Solutions Corp. Class Aa	49,641	2,841,451
International Business Machines Corp.	49,702	7,543,770
MasterCard Inc. Class A	79,290	6,982,277
PayPal Holdings Inc.[a]	93,056	3,397,475
Visa Inc. Class A	156,803	11,630,078

		41,650,590
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Thermo Fisher Scientific Inc.	14,689	2,170,447

		2,170,447
MACHINERY — 0.50%
Deere & Co.	6,377	516,792
Illinois Tool Works Inc.	24,215	2,522,234

		3,039,026
MEDIA — 6.05%
CBS Corp. Class B NVS	33,208	1,807,843
Charter Communications Inc. Class Aa	16,475	3,766,844
Comcast Corp. Class A	183,420	11,957,150
DISH Network Corp. Class Aa	13,878	727,207
Time Warner Inc.	42,503	3,125,671
Twenty-First Century Fox Inc. Class A	69,215	1,872,266
Twenty-First Century Fox Inc. Class B	31,037	845,758
Walt Disney Co. (The)	133,517	13,060,633

		37,163,372

552

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2016

Security	Shares	Value
MULTI-UTILITIES — 0.04%
Dominion Resources Inc./VA	3,131	$243,999

		243,999
MULTILINE RETAIL — 0.06%
Target Corp.	5,232	365,298

		365,298
OIL, GAS & CONSUMABLE FUELS — 0.32%
Apache Corp.	21,451	1,194,177
EOG Resources Inc.	5,053	421,521
Spectra Energy Corp.	8,836	323,663

		1,939,361
PERSONAL PRODUCTS — 0.26%
Estee Lauder Companies Inc. (The) Class A	17,821	1,622,067

		1,622,067
PHARMACEUTICALS — 4.44%
Allergan PLC[a]	19,263	4,451,487
Bristol-Myers Squibb Co.	137,392	10,105,181
Eli Lilly & Co.	80,227	6,317,876
Johnson & Johnson	39,119	4,745,135
Mylan NVa	10,161	439,362
Pfizer Inc.	34,546	1,216,365

		27,275,406
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.36%
American Tower Corp.	34,655	3,937,154
Crown Castle International Corp.	24,469	2,481,891
Public Storage	12,129	3,100,051
Simon Property Group Inc.	22,934	4,974,385

		14,493,481
ROAD & RAIL — 0.15%
Union Pacific Corp.	10,873	948,669

		948,669
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.28%
Applied Materials Inc.	64,054	1,535,374
Broadcom Ltd.	30,963	4,811,650
Intel Corp.	34,934	1,145,835
QUALCOMM Inc.	25,066	1,342,786
Texas Instruments Inc.	82,661	5,178,712

		14,014,357

Security	Shares	Value
SOFTWARE — 7.34%
Activision Blizzard Inc.	46,047	$1,824,842
Adobe Systems Inc.[a]	40,106	3,841,754
Intuit Inc.	20,033	2,235,883
Microsoft Corp.	623,305	31,894,517
Oracle Corp.	23,803	974,257
salesforce.com inc.[a]	52,617	4,178,316
VMware Inc. Class Aa	2,088	119,475

		45,069,044
SPECIALTY RETAIL — 3.76%
Home Depot Inc. (The)	102,393	13,074,562
Lowe’s Companies Inc.	73,561	5,823,825
TJX Companies Inc. (The)	54,352	4,197,605

		23,095,992
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.51%
Apple Inc.	413,154	39,497,523
EMC Corp./MA	16,983	461,428

		39,958,951
TEXTILES, APPAREL & LUXURY GOODS — 1.26%
NIKE Inc. Class B	108,971	6,015,199
VF Corp.	27,992	1,721,228

		7,736,427
TOBACCO — 2.40%
Altria Group Inc.	160,967	11,100,284
Philip Morris International Inc.	13,668	1,390,309
Reynolds American Inc.	41,846	2,256,755

		14,747,348
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
T-Mobile U.S. Inc.[a]	14,431	624,429

		624,429

TOTAL COMMON STOCKS (Cost: $491,655,716)		613,282,231

553

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,784,459	$1,784,459
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	98,235	98,235
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	1,265,461	1,265,461

		3,148,155

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,148,155)		3,148,155

TOTAL INVESTMENTS IN SECURITIES — 100.42% (Cost: $494,803,871)[f]		616,430,386
Other Assets, Less Liabilities — (0.42)%		(2,552,460)

NET ASSETS — 100.00%		$613,877,926

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $497,141,188. Net unrealized appreciation was $119,289,198, of which $128,748,387 represented gross unrealized appreciation on securities and $9,459,189 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,330	105	(3,435)	—	$—	$7,513	$286,510

554

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$613,282,231	$—	$—	$613,282,231
Money market funds	3,148,155	—	—	3,148,155

Total	$616,430,386	$—	$—	$616,430,386

555

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.76%
General Dynamics Corp.	3,288	$457,821
Raytheon Co.	4,235	575,748
United Technologies Corp.	17,919	1,837,594

		2,871,163
AIRLINES — 0.09%
Delta Air Lines Inc.	3,927	143,061

		143,061
AUTO COMPONENTS — 0.29%
Johnson Controls Inc.	10,464	463,137

		463,137
AUTOMOBILES — 1.26%
Ford Motor Co.	89,675	1,127,215
General Motors Co.	32,347	915,420

		2,042,635
BANKS — 11.89%
Bank of America Corp.	237,332	3,149,396
BB&T Corp.	18,755	667,866
Citigroup Inc.	67,802	2,874,127
JPMorgan Chase & Co.	84,061	5,223,550
PNC Financial Services Group Inc. (The)[a]	11,523	937,857
U.S. Bancorp.	37,481	1,511,609
Wells Fargo & Co.	105,516	4,994,072

		19,358,477
BEVERAGES — 0.91%
Coca-Cola Co. (The)	22,665	1,027,404
PepsiCo Inc.	4,334	459,144

		1,486,548
CAPITAL MARKETS — 3.08%
Bank of New York Mellon Corp. (The)	24,155	938,422
BlackRock Inc.[a]	2,882	987,172
Charles Schwab Corp. (The)	5,511	139,483
Franklin Resources Inc.	8,312	277,371
Goldman Sachs Group Inc. (The)	8,903	1,322,808
Morgan Stanley	32,935	855,651
State Street Corp.	9,096	490,456

		5,011,363

Security	Shares	Value
CHEMICALS — 1.33%
Air Products & Chemicals Inc.	582	$82,667
Dow Chemical Co. (The)	25,895	1,287,240
LyondellBasell Industries NV Class A	4,463	332,137
Monsanto Co.	3,532	365,244
Praxair Inc.	804	90,362

		2,157,650
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Waste Management Inc.	1,780	117,961

		117,961
COMMUNICATIONS EQUIPMENT — 2.05%
Cisco Systems Inc.	116,225	3,334,495

		3,334,495
CONSUMER FINANCE — 1.36%
American Express Co.	18,458	1,121,508
Capital One Financial Corp.	11,776	747,894
Discover Financial Services	6,341	339,814

		2,209,216
DIVERSIFIED FINANCIAL SERVICES — 4.57%
Berkshire Hathaway Inc. Class Bb	43,667	6,322,545
CME Group Inc./IL	7,791	758,843
Intercontinental Exchange Inc.	1,413	361,672

		7,443,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.39%
AT&T Inc.	142,263	6,147,184
Verizon Communications Inc.	47,111	2,630,678

		8,777,862
ELECTRIC UTILITIES — 3.80%
American Electric Power Co. Inc.	11,356	795,942
Duke Energy Corp.	15,931	1,366,721
Exelon Corp.	20,465	744,107
NextEra Energy Inc.	10,631	1,386,282
PG&E Corp.	11,454	732,140
Southern Co. (The)	21,685	1,162,967

		6,188,159
ELECTRICAL EQUIPMENT — 0.78%
Eaton Corp. PLC	10,550	630,152
Emerson Electric Co.	12,384	645,949

		1,276,101

556

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
Corning Inc.	24,808	$508,068

		508,068
ENERGY EQUIPMENT & SERVICES — 2.11%
Halliburton Co.	19,773	895,519
Schlumberger Ltd.	32,133	2,541,078

		3,436,597
FOOD & STAPLES RETAILING — 2.46%
CVS Health Corp.	1,437	137,578
Wal-Mart Stores Inc.	34,929	2,550,516
Walgreens Boots Alliance Inc.	15,760	1,312,335

		4,000,429
FOOD PRODUCTS — 1.97%
Archer-Daniels-Midland Co.	13,261	568,764
Kraft Heinz Co. (The)	11,996	1,061,406
Mondelez International Inc. Class A	34,486	1,569,458

		3,199,628
HEALTH CARE EQUIPMENT & SUPPLIES — 2.83%
Abbott Laboratories	33,885	1,332,019
Baxter International Inc.	10,221	462,194
Medtronic PLC	32,380	2,809,613

		4,603,826
HEALTH CARE PROVIDERS & SERVICES — 1.29%
Aetna Inc.	5,198	634,832
Anthem Inc.	4,423	580,917
Cardinal Health Inc.	557	43,451
Cigna Corp.	3,902	499,417
Express Scripts Holding Co.[b]	1,708	129,466
HCA Holdings Inc.[b]	2,286	176,045
Humana Inc.	203	36,516

		2,100,644
HOTELS, RESTAURANTS & LEISURE — 0.26%
Carnival Corp.	9,397	415,347

		415,347
HOUSEHOLD PRODUCTS — 4.04%
Colgate-Palmolive Co.	16,445	1,203,774
Kimberly-Clark Corp.	1,227	168,688
Procter & Gamble Co. (The)	61,527	5,209,491

		6,581,953

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 3.95%
Danaher Corp.	10,280	$1,038,280
General Electric Co.	171,282	5,391,957

		6,430,237
INSURANCE — 3.93%
Aflac Inc.	9,272	669,068
Allstate Corp. (The)	8,626	603,389
American International Group Inc.	25,601	1,354,037
Chubb Ltd.	10,668	1,394,414
MetLife Inc.	21,463	854,871
Prudential Financial Inc.	10,197	727,454
Travelers Companies Inc. (The)	6,733	801,496

		6,404,729
INTERNET SOFTWARE & SERVICES — 0.46%
Yahoo! Inc.[b]	20,000	751,200

		751,200
IT SERVICES — 0.59%
International Business Machines Corp.	6,354	964,410

		964,410
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Thermo Fisher Scientific Inc.	4,935	729,196

		729,196
MACHINERY — 0.87%
Caterpillar Inc.	12,868	975,523
Deere & Co.	5,466	442,965

		1,418,488
MEDIA — 0.79%
Comcast Corp. Class A	4,173	272,038
DISH Network Corp. Class Ab	1,159	60,732
Thomson Reuters Corp.	6,914	279,464
Time Warner Inc.	6,227	457,933
Twenty-First Century Fox Inc. Class A	5,667	153,292
Twenty-First Century Fox Inc. Class B	2,548	69,433

		1,292,892
MULTI-UTILITIES — 0.64%
Dominion Resources Inc./VA	13,315	1,037,638

		1,037,638
MULTILINE RETAIL — 0.52%
Target Corp.	12,149	848,243

		848,243

557

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 12.96%
Anadarko Petroleum Corp.	11,773	$626,912
Apache Corp.	2,710	150,866
Chevron Corp.	43,409	4,550,566
ConocoPhillips	28,610	1,247,396
EOG Resources Inc.	11,264	939,643
Exxon Mobil Corp.	95,737	8,974,386
Kinder Morgan Inc./DE	44,378	830,756
Occidental Petroleum Corp.	17,598	1,329,705
Phillips 66	10,401	825,215
Pioneer Natural Resources Co.	3,749	566,886
Spectra Energy Corp.	13,647	499,890
Valero Energy Corp.	10,834	552,534

		21,094,755
PHARMACEUTICALS — 9.68%
Allergan PLC[b]	3,725	860,810
Johnson & Johnson	52,474	6,365,096
Merck & Co. Inc.	63,968	3,685,196
Mylan NVb	7,199	311,285
Pfizer Inc.	129,041	4,543,534

		15,765,921
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.49%
Crown Castle International Corp.	882	89,461
Equity Residential	8,214	565,781
Simon Property Group Inc.	667	144,672

		799,914
ROAD & RAIL — 1.59%
CSX Corp.	22,012	574,073
Norfolk Southern Corp.	6,811	579,820
Union Pacific Corp.	16,412	1,431,947

		2,585,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.99%
Applied Materials Inc.	7,182	172,153
Intel Corp.	99,308	3,257,302
QUALCOMM Inc.	26,892	1,440,604

		4,870,059
SOFTWARE — 1.59%
Oracle Corp.	61,591	2,520,920
VMware Inc. Class Ab	1,280	73,241

		2,594,161

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.05%
Apple Inc.	10,630	$1,016,228
EMC Corp./MA	40,271	1,094,163
Hewlett Packard Enterprise Co.	39,826	727,621
HP Inc.	39,768	499,089

		3,337,101
TOBACCO — 2.24%
Philip Morris International Inc.	31,949	3,249,852
Reynolds American Inc.	7,314	394,444

		3,644,296
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
T-Mobile U.S. Inc.[b]	2,519	108,997

		108,997

TOTAL COMMON STOCKS (Cost: $160,992,502)		162,405,457

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	209,866	209,866

		209,866

TOTAL SHORT-TERM INVESTMENTS (Cost: $209,866)		209,866

TOTAL INVESTMENTS IN SECURITIES — 99.89% (Cost: $161,202,368)[e]		162,615,323
Other Assets, Less Liabilities — 0.11%		182,838

NET ASSETS — 100.00%		$162,798,161

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $162,235,245. Net unrealized appreciation was $380,078, of which $10,796,917 represented gross unrealized appreciation on securities and $10,416,839 represented gross unrealized depreciation on securities.

558

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	2,142	948	(208)	2,882	$987,172	$4,488	$8,411
PNC Financial Services Group Inc. (The)	12,970	249	(1,696)	11,523	937,857	6,107	(1,418)

					$1,925,029	$10,595	$6,993

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$162,405,457	$—	$—	$162,405,457
Money market funds	209,866	—	—	209,866

Total	$162,615,323	$—	$—	$162,615,323

559

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.40%
Boeing Co. (The)	224,957	$29,215,166
General Dynamics Corp.	107,938	15,029,287
Honeywell International Inc.	286,316	33,304,277
Lockheed Martin Corp.	98,366	24,411,490
Raytheon Co.	111,572	15,168,213
United Technologies Corp.	292,392	29,984,800

		147,113,233
AIR FREIGHT & LOGISTICS — 0.97%
FedEx Corp.	93,785	14,234,687
United Parcel Service Inc. Class B	259,393	27,941,814

		42,176,501
AUTOMOBILES — 0.77%
Ford Motor Co.	1,465,924	18,426,665
General Motors Co.	526,147	14,889,960

		33,316,625
BANKS — 6.69%
Bank of America Corp.	3,859,011	51,209,076
Citigroup Inc.	1,102,609	46,739,596
JPMorgan Chase & Co.	1,373,751	85,364,887
U.S. Bancorp.	609,671	24,588,031
Wells Fargo & Co.	1,735,707	82,151,012

		290,052,602
BEVERAGES — 2.86%
Coca-Cola Co. (The)	1,462,759	66,306,866
PepsiCo Inc.	542,646	57,487,917

		123,794,783
BIOTECHNOLOGY — 3.94%
AbbVie Inc.	607,619	37,617,692
Amgen Inc.	282,222	42,940,077
Biogen Inc.[a]	82,296	19,900,819
Celgene Corp.[a,b]	291,007	28,702,021
Gilead Sciences Inc.	500,345	41,738,780

		170,899,389
CAPITAL MARKETS — 1.57%
Bank of New York Mellon Corp. (The)	404,646	15,720,497
BlackRock Inc.[c]	47,259	16,187,625
Goldman Sachs Group Inc. (The)	145,134	21,564,010
Morgan Stanley	567,620	14,746,768

		68,218,900

Security	Shares	Value
CHEMICALS — 1.37%
Dow Chemical Co. (The)	421,832	$20,969,269
EI du Pont de Nemours & Co.	328,167	21,265,222
Monsanto Co.	164,118	16,971,442

		59,205,933
COMMUNICATIONS EQUIPMENT — 1.25%
Cisco Systems Inc.	1,889,588	54,212,280

		54,212,280
CONSUMER FINANCE — 0.71%
American Express Co.	303,698	18,452,690
Capital One Financial Corp.	192,390	12,218,689

		30,671,379
DIVERSIFIED FINANCIAL SERVICES — 2.35%
Berkshire Hathaway Inc. Class Ba	703,974	101,928,396

		101,928,396
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.28%
AT&T Inc.	2,312,714	99,932,372
Verizon Communications Inc.	1,531,400	85,513,376

		185,445,748
ELECTRIC UTILITIES — 1.76%
Duke Energy Corp.	258,811	22,203,396
Exelon Corp.	346,311	12,591,868
NextEra Energy Inc.	173,360	22,606,144
Southern Co. (The)	352,601	18,909,991

		76,311,399
ELECTRICAL EQUIPMENT — 0.29%
Emerson Electric Co.	241,700	12,607,072

		12,607,072
ENERGY EQUIPMENT & SERVICES — 1.29%
Halliburton Co.	322,815	14,620,291
Schlumberger Ltd.	522,023	41,281,579

		55,901,870
FOOD & STAPLES RETAILING — 3.08%
Costco Wholesale Corp.	164,575	25,844,858
CVS Health Corp.	403,494	38,630,515
Wal-Mart Stores Inc.	573,730	41,893,765
Walgreens Boots Alliance Inc.	324,666	27,034,938

		133,404,076
FOOD PRODUCTS — 0.61%
Mondelez International Inc. Class A	583,087	26,536,289

		26,536,289

560

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.56%
Abbott Laboratories	551,941	$21,696,801
Medtronic PLC	528,271	45,838,074

		67,534,875
HEALTH CARE PROVIDERS & SERVICES — 1.16%
UnitedHealth Group Inc.	357,202	50,436,922

		50,436,922
HOTELS, RESTAURANTS & LEISURE — 1.64%
McDonald’s Corp.	329,799	39,688,012
Starbucks Corp.	550,342	31,435,535

		71,123,547
HOUSEHOLD PRODUCTS — 2.52%
Colgate-Palmolive Co.	335,495	24,558,234
Procter & Gamble Co. (The)	1,000,017	84,671,439

		109,229,673
INDUSTRIAL CONGLOMERATES — 3.96%
3M Co.	227,859	39,902,668
Danaher Corp.	225,098	22,734,898
General Electric Co.	3,454,667	108,752,917

		171,390,483
INSURANCE — 1.12%
Allstate Corp. (The)	140,591	9,834,340
American International Group Inc.	420,405	22,235,221
MetLife Inc.	412,755	16,440,032

		48,509,593
INTERNET & CATALOG RETAIL — 2.94%
Amazon.com Inc.[a]	145,351	104,016,083
Priceline Group Inc. (The)[a,b]	18,649	23,281,598

		127,297,681
INTERNET SOFTWARE & SERVICES — 5.85%
Alphabet Inc. Class Aa	110,330	77,620,465
Alphabet Inc. Class Ca	110,960	76,795,416
Facebook Inc. Class Aa	868,531	99,255,723

		253,671,604
IT SERVICES — 4.09%
Accenture PLC Class A	234,349	26,549,398

Security	Shares	Value
International Business Machines Corp.	331,792	$50,359,390
MasterCard Inc. Class A	364,715	32,116,803
PayPal Holdings Inc.[a]	414,363	15,128,393
Visa Inc. Class A	715,602	53,076,200

		177,230,184
MACHINERY — 0.38%
Caterpillar Inc.	219,352	16,629,075

		16,629,075
MEDIA — 3.49%
Comcast Corp. Class A	908,312	59,212,859
Time Warner Inc.	295,438	21,726,511
Twenty-First Century Fox Inc. Class A	411,653	11,135,214
Twenty-First Century Fox Inc. Class B	161,880	4,411,230
Walt Disney Co. (The)	560,764	54,853,934

		151,339,748
MULTILINE RETAIL — 0.36%
Target Corp.	221,383	15,456,961

		15,456,961
OIL, GAS & CONSUMABLE FUELS — 6.35%
Chevron Corp.	708,054	74,225,301
ConocoPhillips	465,247	20,284,769
Exxon Mobil Corp.	1,557,817	146,029,765
Kinder Morgan Inc./DE	687,464	12,869,326
Occidental Petroleum Corp.	286,928	21,680,280

		275,089,441
PHARMACEUTICALS — 8.65%
Allergan PLC[a]	148,605	34,341,129
Bristol-Myers Squibb Co.	627,135	46,125,779
Eli Lilly & Co.	364,933	28,738,474
Johnson & Johnson	1,033,375	125,348,388
Merck & Co. Inc.	1,039,906	59,908,985
Pfizer Inc.	2,278,473	80,225,034

		374,687,789
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.58%
Simon Property Group Inc.	116,241	25,212,673

		25,212,673

561

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2016

Security	Shares	Value
ROAD & RAIL — 0.64%
Union Pacific Corp.	315,965	$27,567,946

		27,567,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.57%
Intel Corp.	1,773,986	58,186,741
QUALCOMM Inc.	551,851	29,562,658
Texas Instruments Inc.	377,275	23,636,279

		111,385,678
SOFTWARE — 4.59%
Microsoft Corp.	2,953,055	151,107,825
Oracle Corp.	1,169,282	47,858,712

		198,966,537
SPECIALTY RETAIL — 1.99%
Home Depot Inc. (The)	467,355	59,676,560
Lowe’s Companies Inc.	332,897	26,355,455

		86,032,015
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.00%
Apple Inc.	2,057,783	196,724,055
EMC Corp./MA	733,792	19,937,128

		216,661,183
TEXTILES, APPAREL & LUXURY GOODS — 0.64%
NIKE Inc. Class B	500,215	27,611,868

		27,611,868
TOBACCO — 2.54%
Altria Group Inc.	735,000	50,685,600
Philip Morris International Inc.	582,787	59,281,094

		109,966,694

TOTAL COMMON STOCKS (Cost: $4,430,351,606)		4,324,828,645

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	11,239,443	11,239,443

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	618,732	$618,732
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	4,313,048	4,313,048

		16,171,223

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,171,223)		16,171,223

TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $4,446,522,829)[g]		4,340,999,868
Other Assets, Less Liabilities — (0.18)%		(7,723,430)

NET ASSETS — 100.00%		$4,333,276,438

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,509,670,072. Net unrealized depreciation was $168,670,204, of which $213,100,055 represented gross unrealized appreciation on securities and $381,770,259 represented gross unrealized depreciation on securities.

562

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	50,394	3,424	(6,559)	47,259	$16,187,625	$109,240	$5,377

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	62	Sep. 2016	Chicago Mercantile	$6,505,599	$6,479,620	$(25,979)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,324,828,645	$—	$—	$4,324,828,645
Money market funds	16,171,223	—	—	16,171,223

Total	$4,340,999,868	$—	$—	$4,340,999,868

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(25,979)	$—	$—	$(25,979)

Total	$(25,979)	$—	$—	$(25,979)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

563

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 2.93%
Boeing Co. (The)	876,608	$113,845,081
General Dynamics Corp.	189,128	26,334,183
Honeywell International Inc.	580,175	67,485,956
Lockheed Martin Corp.	226,174	56,129,602
Northrop Grumman Corp.	264,180	58,721,930
Raytheon Co.	243,638	33,122,586
Rockwell Collins Inc.	190,450	16,214,913
TransDigm Group Inc.[a]	77,492	20,433,865

		392,288,116
AIR FREIGHT & LOGISTICS — 0.56%
CH Robinson Worldwide Inc.	100,576	7,467,768
Expeditors International of Washington Inc.	168,362	8,256,472
United Parcel Service Inc. Class B	545,847	58,798,639

		74,522,879
AIRLINES — 0.35%
Alaska Air Group Inc.	180,078	10,496,747
Southwest Airlines Co.	935,517	36,681,621

		47,178,368
AUTO COMPONENTS — 0.22%
Delphi Automotive PLC	399,299	24,996,117
Goodyear Tire & Rubber Co. (The)	183,454	4,707,430

		29,703,547
BANKS — 0.06%
Citizens Financial Group Inc.	163,044	3,257,619
Huntington Bancshares Inc./OH	574,538	5,136,370

		8,393,989
BEVERAGES — 2.91%
Brown-Forman Corp. Class B	147,004	14,665,119
Coca-Cola Co. (The)	2,964,026	134,359,299
Constellation Brands Inc. Class A	258,364	42,733,406
Dr Pepper Snapple Group Inc.	271,810	26,265,000
Molson Coors Brewing Co. Class B	148,153	14,982,713
Monster Beverage Corp.[a]	206,236	33,144,187
PepsiCo Inc.	1,163,016	123,209,915

		389,359,639

Security	Shares	Value
BIOTECHNOLOGY — 4.79%
AbbVie Inc.	1,302,274	$80,623,783
Alexion Pharmaceuticals Inc.[a]	328,114	38,310,591
Amgen Inc.	758,831	115,456,137
Biogen Inc.[a]	320,685	77,548,047
Celgene Corp.[a]	1,133,989	111,845,335
Gilead Sciences Inc.	1,949,732	162,646,643
Regeneron Pharmaceuticals Inc.[a]	114,227	39,891,495
Vertex Pharmaceuticals Inc.[a,b]	180,912	15,562,050

		641,884,081
BUILDING PRODUCTS — 0.28%
Allegion PLC	140,224	9,735,752
Fortune Brands Home & Security Inc.	224,339	13,004,932
Masco Corp.	486,755	15,060,200

		37,800,884
CAPITAL MARKETS — 1.25%
Affiliated Managers Group Inc.[a]	48,974	6,894,070
Ameriprise Financial Inc.	116,305	10,450,004
BlackRock Inc.[c]	112,388	38,496,262
Charles Schwab Corp. (The)	1,761,256	44,577,390
E*TRADE Financial Corp.[a]	407,141	9,563,742
Morgan Stanley	1,038,740	26,986,465
Northern Trust Corp.	194,449	12,884,191
T Rowe Price Group Inc.	243,257	17,750,463

		167,602,587
CHEMICALS — 1.88%
Air Products & Chemicals Inc.	136,559	19,396,840
Ecolab Inc.	386,556	45,845,542
EI du Pont de Nemours & Co.	575,765	37,309,572
International Flavors & Fragrances Inc.	116,603	14,700,140
LyondellBasell Industries NV Class A	269,670	20,068,841
Monsanto Co.	319,983	33,089,442
PPG Industries Inc.	237,414	24,726,668
Praxair Inc.	204,469	22,980,271
Sherwin-Williams Co. (The)	115,177	33,824,030

		251,941,346
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Cintas Corp.	126,689	12,431,992

564

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Security	Shares	Value
Republic Services Inc.	163,539	$8,391,186
Stericycle Inc.[a,b]	124,144	12,925,873
Tyco International PLC	279,881	11,922,931
Waste Management Inc.	320,331	21,228,335

		66,900,317
COMMUNICATIONS EQUIPMENT — 0.92%
Cisco Systems Inc.	3,018,977	86,614,450
F5 Networks Inc.[a]	65,908	7,502,967
Harris Corp.	102,538	8,555,771
Juniper Networks Inc.	516,307	11,611,744
Motorola Solutions Inc.	139,962	9,233,293

		123,518,225
CONSTRUCTION MATERIALS — 0.31%
Martin Marietta Materials Inc.	92,939	17,844,288
Vulcan Materials Co.	194,822	23,448,776

		41,293,064
CONSUMER FINANCE — 0.10%
Synchrony Financial[a]	512,128	12,946,596

		12,946,596
CONTAINERS & PACKAGING — 0.20%
Avery Dennison Corp.	130,923	9,786,494
Ball Corp.	134,973	9,757,198
Sealed Air Corp.	164,991	7,584,637

		27,128,329
DISTRIBUTORS — 0.11%
LKQ Corp.[a]	448,622	14,221,317

		14,221,317
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	217,375	4,999,625

		4,999,625
DIVERSIFIED FINANCIAL SERVICES — 1.05%
CME Group Inc./IL	252,632	24,606,357
Intercontinental Exchange Inc.	174,327	44,620,739
Moody’s Corp.	247,263	23,171,016
Nasdaq Inc.	104,787	6,776,575
S&P Global Inc.	387,524	41,565,824

		140,740,511

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.06%
Level 3 Communications Inc.[a]	174,487	$8,984,336
Verizon Communications Inc.	2,387,011	133,290,694

		142,275,030
ELECTRICAL EQUIPMENT — 0.31%
Acuity Brands Inc.	64,114	15,897,707
AMETEK Inc.	341,434	15,784,494
Rockwell Automation Inc.	91,344	10,488,118

		42,170,319
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
Amphenol Corp. Class A	450,430	25,823,152
FLIR Systems Inc.	98,985	3,063,586
TE Connectivity Ltd.	219,637	12,543,469

		41,430,207
FOOD & STAPLES RETAILING — 1.47%
Costco Wholesale Corp.	282,254	44,325,168
CVS Health Corp.	723,279	69,246,732
Kroger Co. (The)	641,798	23,611,748
Walgreens Boots Alliance Inc.	721,149	60,050,077

		197,233,725
FOOD PRODUCTS — 1.95%
Campbell Soup Co.	262,298	17,450,686
ConAgra Foods Inc.	363,897	17,397,915
General Mills Inc.	539,796	38,498,251
Hershey Co. (The)	112,936	12,817,107
Hormel Foods Corp.	395,193	14,464,064
JM Smucker Co. (The)	101,544	15,476,321
Kellogg Co.	206,462	16,857,622
McCormick & Co. Inc./MD	114,548	12,218,835
Mead Johnson Nutrition Co.	136,427	12,380,750
Mondelez International Inc. Class A	2,272,168	103,406,366

		260,967,917
GAS UTILITIES — 0.05%
AGL Resources Inc.	95,640	6,309,371

		6,309,371
HEALTH CARE EQUIPMENT & SUPPLIES — 3.07%
Abbott Laboratories	903,879	35,531,483

565

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Security	Shares	Value
Becton Dickinson and Co.	310,695	$52,690,765
Boston Scientific Corp.[a]	1,986,910	46,434,087
CR Bard Inc.	107,243	25,219,264
DENTSPLY SIRONA Inc.	184,874	11,469,583
Edwards Lifesciences Corp.[a]	310,272	30,943,427
Hologic Inc.[a,b]	354,602	12,269,229
Intuitive Surgical Inc.[a]	35,698	23,611,014
Medtronic PLC	1,152,797	100,028,196
St. Jude Medical Inc.	212,091	16,543,098
Stryker Corp.	285,322	34,190,135
Varian Medical Systems Inc.[a]	76,642	6,302,272
Zimmer Biomet Holdings Inc.	128,256	15,439,457

		410,672,010
HEALTH CARE PROVIDERS & SERVICES — 2.65%
Aetna Inc.	513,258	62,684,199
AmerisourceBergen Corp.	268,387	21,288,457
Centene Corp.[a]	249,359	17,796,752
Cigna Corp.	375,606	48,073,812
DaVita HealthCare Partners Inc.[a]	162,155	12,537,825
HCA Holdings Inc.[a]	184,991	14,246,157
Henry Schein Inc.[a]	82,829	14,644,167
Humana Inc.	102,457	18,429,965
Laboratory Corp. of America Holdings[a]	149,797	19,514,055
Patterson Companies Inc.	64,752	3,100,973
UnitedHealth Group Inc.	793,408	112,029,210
Universal Health Services Inc. Class B	81,311	10,903,805

		355,249,377
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a]	440,134	25,791,852

		25,791,852
HOTELS, RESTAURANTS & LEISURE — 2.35%
Chipotle Mexican Grill Inc.[a,b]	42,708	17,201,074
Marriott International Inc./MD Class A	183,977	12,227,111
McDonald’s Corp.	848,203	102,072,749
Royal Caribbean Cruises Ltd.	164,438	11,042,012
Starbucks Corp.	2,144,558	122,497,153
Starwood Hotels & Resorts Worldwide Inc.	118,523	8,764,776
Wyndham Worldwide Corp.	163,622	11,654,795

Security	Shares	Value
Wynn Resorts Ltd.	39,445	$3,575,295
Yum! Brands Inc.	309,916	25,698,235

		314,733,200
HOUSEHOLD DURABLES — 0.66%
DR Horton Inc.	482,926	15,202,511
Harman International Industries Inc.	58,601	4,208,724
Leggett & Platt Inc.	122,240	6,247,686
Lennar Corp. Class A	268,123	12,360,470
Mohawk Industries Inc.[a]	93,199	17,685,442
Newell Brands Inc.	669,054	32,495,953

		88,200,786
HOUSEHOLD PRODUCTS — 1.02%
Church & Dwight Co. Inc.	187,717	19,314,202
Clorox Co. (The)	189,204	26,183,942
Colgate-Palmolive Co.	706,069	51,684,251
Kimberly-Clark Corp.	290,101	39,883,085

		137,065,480
INDUSTRIAL CONGLOMERATES — 3.04%
3M Co.	514,994	90,185,749
Danaher Corp.	578,932	58,472,132
General Electric Co.	7,404,105	233,081,226
Roper Technologies Inc.	148,045	25,250,555

		406,989,662
INSURANCE — 0.89%
Aon PLC	240,252	26,242,726
Arthur J Gallagher & Co.	137,788	6,558,709
Assurant Inc.	40,904	3,530,424
Cincinnati Financial Corp.	115,036	8,615,046
Marsh & McLennan Companies Inc.	396,464	27,141,925
Progressive Corp. (The)	392,054	13,133,809
Torchmark Corp.	87,191	5,390,148
Willis Towers Watson PLC	121,509	15,104,784
XL Group PLC	416,297	13,866,853

		119,584,424
INTERNET & CATALOG RETAIL — 4.35%
Amazon.com Inc.[a]	566,400	405,327,168
Expedia Inc.	171,466	18,226,836
Netflix Inc.[a]	627,028	57,360,521
Priceline Group Inc. (The)[a]	72,671	90,723,203
TripAdvisor Inc.[a,b]	166,987	10,737,264

		582,374,992

566

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 7.85%
Akamai Technologies Inc.[a,b]	256,723	$14,358,517
Alphabet Inc. Class Aa	429,926	302,465,839
Alphabet Inc. Class Ca	432,390	299,257,119
eBay Inc.[a]	1,548,258	36,244,720
Facebook Inc. Class Aa	3,384,452	386,775,175
VeriSign Inc.[a,b]	139,524	12,063,245

		1,051,164,615
IT SERVICES — 5.94%
Accenture PLC Class A	913,210	103,457,561
Alliance Data Systems Corp.[a]	86,209	16,890,067
Automatic Data Processing Inc.	393,702	36,169,403
Cognizant Technology Solutions Corp. Class Aa	887,093	50,777,203
CSRA Inc.	86,125	2,017,909
Fidelity National Information Services Inc.	227,309	16,748,127
Fiserv Inc.[a]	325,675	35,410,643
Global Payments Inc.	225,276	16,080,201
International Business Machines Corp.	504,244	76,534,154
MasterCard Inc. Class A	1,421,213	125,152,017
Paychex Inc.	468,834	27,895,623
PayPal Holdings Inc.[a]	1,614,706	58,952,916
Teradata Corp.[a]	76,327	1,913,518
Total System Services Inc.	247,007	13,118,542
Visa Inc. Class A	2,788,525	206,824,899
Western Union Co. (The)	374,850	7,189,623

		795,132,406
LEISURE PRODUCTS — 0.10%
Hasbro Inc.	164,161	13,787,882

		13,787,882
LIFE SCIENCES TOOLS & SERVICES — 0.89%
Agilent Technologies Inc.	178,069	7,899,141
Illumina Inc.[a,b]	215,677	30,276,737
PerkinElmer Inc.	159,220	8,346,313
Thermo Fisher Scientific Inc.	380,249	56,185,592
Waters Corp.[a]	118,394	16,652,116

		119,359,899

Security	Shares	Value
MACHINERY — 0.60%
Illinois Tool Works Inc.	264,948	$27,596,984
Pentair PLC	166,316	9,694,560
Snap-on Inc.	85,021	13,418,014
Stanley Black & Decker Inc.	219,579	24,421,576
Xylem Inc./NY	107,652	4,806,662

		79,937,796
MEDIA — 3.39%
CBS Corp. Class B NVS	334,151	18,191,181
Comcast Corp. Class A	2,229,880	145,365,877
Discovery Communications Inc. Class Aa,b	220,867	5,572,474
Discovery Communications Inc. Class C NVS[a,b]	350,605	8,361,929
Interpublic Group of Companies Inc. (The)	378,106	8,734,249
Omnicom Group Inc.	170,424	13,887,852
Scripps Networks Interactive Inc. Class A	73,677	4,587,867
TEGNA Inc.	162,872	3,773,744
Twenty-First Century Fox Inc. Class A	849,485	22,978,569
Twenty-First Century Fox Inc. Class B	333,725	9,094,006
Walt Disney Co. (The)	2,185,164	213,752,743

		454,300,491
MULTI-UTILITIES — 0.25%
Dominion Resources Inc./VA	370,221	28,851,322
TECO Energy Inc.	182,648	5,048,391

		33,899,713
MULTILINE RETAIL — 0.40%
Dollar General Corp.	220,005	20,680,470
Dollar Tree Inc.[a]	345,105	32,522,695

		53,203,165
OIL, GAS & CONSUMABLE FUELS — 1.53%
Anadarko Petroleum Corp.	328,533	17,494,382
Apache Corp.	232,455	12,940,770
Cabot Oil & Gas Corp.	286,643	7,378,191
Cimarex Energy Co.	90,034	10,742,857
Concho Resources Inc.[a]	122,039	14,555,592
Devon Energy Corp.	383,214	13,891,507
EOG Resources Inc.	427,200	35,637,024

567

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Security	Shares	Value
Newfield Exploration Co.[a]	176,156	$7,782,572
Occidental Petroleum Corp.	458,712	34,660,279
Pioneer Natural Resources Co.	239,450	36,207,234
Tesoro Corp.	77,477	5,804,577
Williams Companies Inc. (The)	370,792	8,020,231

		205,115,216
PERSONAL PRODUCTS — 0.22%
Estee Lauder Companies Inc. (The) Class A	326,134	29,684,717

		29,684,717
PHARMACEUTICALS — 5.65%
Allergan PLC[a]	579,081	133,819,828
Bristol-Myers Squibb Co.	1,466,286	107,845,335
Eli Lilly & Co.	881,686	69,432,773
Endo International PLC[a]	101,457	1,581,715
Johnson & Johnson	1,973,139	239,341,761
Mylan NVa	312,289	13,503,376
Perrigo Co. PLC	88,329	8,008,790
Pfizer Inc.	4,616,914	162,561,542
Zoetis Inc.	434,054	20,600,203

		756,695,323
PROFESSIONAL SERVICES — 0.50%
Dun & Bradstreet Corp. (The)	30,338	3,696,382
Equifax Inc.	174,089	22,353,028
Nielsen Holdings PLC	353,619	18,377,579
Robert Half International Inc.	107,935	4,118,800
Verisk Analytics Inc. Class Aa	226,329	18,350,755

		66,896,544
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.79%
American Tower Corp.[b]	621,547	70,613,955
Apartment Investment & Management Co. Class A	124,126	5,481,404
AvalonBay Communities Inc.	200,924	36,244,680
Boston Properties Inc.	143,803	18,967,616
Crown Castle International Corp.	493,301	50,035,521
Digital Realty Trust Inc.[b]	140,373	15,299,253
Equinix Inc.	101,692	39,429,039
Equity Residential	534,633	36,825,521
Essex Property Trust Inc.	95,704	21,829,125
Extra Space Storage Inc.	183,156	16,949,256
Federal Realty Investment Trust	68,668	11,367,987

Security	Shares	Value
General Growth Properties Inc.	520,158	$15,511,112
Host Hotels & Resorts Inc.[b]	526,612	8,536,381
Iron Mountain Inc.	136,805	5,448,943
Kimco Realty Corp.	613,877	19,263,460
Macerich Co. (The)	86,585	7,393,493
Prologis Inc.[b]	769,509	37,736,721
Public Storage[b]	215,760	55,146,098
Realty Income Corp.[b]	271,349	18,820,767
Simon Property Group Inc.	280,842	60,914,630
SL Green Realty Corp.	61,789	6,578,675
UDR Inc.[b]	390,666	14,423,389
Ventas Inc.	227,533	16,568,953
Vornado Realty Trust	127,111	12,726,353
Welltower Inc.	313,334	23,866,651
Weyerhaeuser Co.[b]	546,423	16,267,013

		642,245,996
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
CBRE Group Inc. Class Aa	426,638	11,297,374

		11,297,374
ROAD & RAIL — 0.37%
JB Hunt Transport Services Inc.	77,058	6,236,304
Union Pacific Corp.	492,670	42,985,457

		49,221,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.26%
Analog Devices Inc.	449,579	25,464,155
Applied Materials Inc.	1,595,277	38,238,790
Broadcom Ltd.	543,025	84,386,085
Intel Corp.	2,834,275	92,964,220
KLA-Tencor Corp.	119,978	8,788,389
Lam Research Corp.	233,456	19,624,311
Linear Technology Corp.	207,079	9,635,386
Microchip Technology Inc.[b]	314,242	15,950,924
Micron Technology Inc.[a]	730,383	10,050,070
NVIDIA Corp.	743,127	34,934,400
Qorvo Inc.[a,b]	186,298	10,294,827
Skyworks Solutions Inc.	278,287	17,610,001
Texas Instruments Inc.	926,225	58,027,996
Xilinx Inc.	222,389	10,258,805

		436,228,359

568

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Security	Shares	Value
SOFTWARE — 7.31%
Activision Blizzard Inc.	745,109	$29,528,670
Adobe Systems Inc.[a]	732,296	70,146,634
Autodesk Inc.[a]	203,505	11,017,761
Citrix Systems Inc.[a]	226,880	18,170,819
Electronic Arts Inc.[a]	441,862	33,475,465
Intuit Inc.	374,730	41,823,615
Microsoft Corp.	11,507,299	588,828,490
Oracle Corp.	2,278,229	93,247,913
Red Hat Inc.[a]	265,417	19,269,274
salesforce.com inc.[a]	932,333	74,036,563

		979,545,204
SPECIALTY RETAIL — 4.65%
Advance Auto Parts Inc.	107,597	17,390,903
AutoZone Inc.[a]	43,741	34,723,355
CarMax Inc.[a,b]	165,076	8,093,676
Foot Locker Inc.	129,994	7,131,471
Home Depot Inc. (The)	1,821,168	232,544,942
L Brands Inc.	370,089	24,844,075
Lowe’s Companies Inc.	1,297,229	102,701,620
O’Reilly Automotive Inc.[a]	141,283	38,301,821
Ross Stores Inc.	588,637	33,369,832
Signet Jewelers Ltd.	114,516	9,437,264
TJX Companies Inc. (The)	967,811	74,744,043
Tractor Supply Co.	195,179	17,796,421
Ulta Salon Cosmetics & Fragrance Inc.[a]	91,354	22,257,489

		623,336,912
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.91%
Apple Inc.	8,018,648	766,582,749
Hewlett Packard Enterprise Co.	1,361,215	24,869,398

		791,452,147
TEXTILES, APPAREL & LUXURY GOODS — 1.24%
Hanesbrands Inc.	552,252	13,878,093
Michael Kors Holdings Ltd.[a,b]	170,991	8,460,635
NIKE Inc. Class B	1,949,225	107,597,220
Under Armour Inc. Class Aa,b	268,770	10,785,740
Under Armour Inc. Class Ca,b	270,164	9,833,954
VF Corp.	248,900	15,304,861

		165,860,503

Security	Shares	Value
TOBACCO — 2.91%
Altria Group Inc.	2,864,118	$197,509,578
Philip Morris International Inc.	1,249,046	127,052,959
Reynolds American Inc.	1,211,969	65,361,488

		389,924,025
TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.	253,307	11,244,298
United Rentals Inc.[a]	53,262	3,573,880
WW Grainger Inc.	33,975	7,720,819

		22,538,997
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	142,826	12,070,225

		12,070,225

TOTAL COMMON STOCKS (Cost: $10,877,478,729)		13,386,371,042

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	140,968,205	140,968,205
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	7,760,306	7,760,306
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	10,961,007	10,961,007

		159,689,518

TOTAL SHORT-TERM INVESTMENTS (Cost: $159,689,518)		159,689,518

569

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 101.12% (Cost: $11,037,168,247)[g]	$13,546,060,560
Other Assets, Less Liabilities — (1.12)%	(150,877,170)

NET ASSETS — 100.00%	$13,395,183,390

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $11,115,361,917. Net unrealized appreciation was $2,430,698,643, of which $2,707,181,945 represented gross unrealized appreciation on securities and $276,483,302 represented gross unrealized depreciation on securities.

570

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	115,216	2,344	(5,172)	112,388	$38,496,262	$260,133	$749,666

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	178	Sep. 2016	Chicago Mercantile	$18,676,016	$18,602,780	$(73,236)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,386,371,042	$—	$—	$13,386,371,042
Money market funds	159,689,518	—	—	159,689,518

Total	$13,546,060,560	$—	$—	$13,546,060,560

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(73,236)	$—	$—	$(73,236)

Total	$(73,236)	$—	$—	$(73,236)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

571

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.31%
General Dynamics Corp.	179,951	$25,056,377
Honeywell International Inc.	415,823	48,368,531
L-3 Communications Holdings Inc.	87,343	12,812,345
Lockheed Martin Corp.	122,248	30,338,286
Raytheon Co.	148,698	20,215,493
Textron Inc.	305,728	11,177,416
United Technologies Corp.	885,334	90,791,002

		238,759,450
AIR FREIGHT & LOGISTICS — 0.89%
CH Robinson Worldwide Inc.	84,671	6,286,822
Expeditors International of Washington Inc.	76,517	3,752,394
FedEx Corp.	283,711	43,061,655
United Parcel Service Inc. Class B	360,887	38,874,748

		91,975,619
AIRLINES — 0.64%
American Airlines Group Inc.	657,922	18,625,772
Delta Air Lines Inc.	878,658	32,009,511
United Continental Holdings Inc.[a]	382,295	15,689,387

		66,324,670
AUTO COMPONENTS — 0.43%
BorgWarner Inc.	248,458	7,334,480
Goodyear Tire & Rubber Co. (The)	160,126	4,108,833
Johnson Controls Inc.	738,340	32,678,929

		44,122,242
AUTOMOBILES — 1.07%
Ford Motor Co.	4,436,608	55,768,162
General Motors Co.	1,592,639	45,071,684
Harley-Davidson Inc.	205,043	9,288,448

		110,128,294
BANKS — 10.40%
Bank of America Corp.	11,684,610	155,054,775
BB&T Corp.	934,764	33,286,946
Citigroup Inc.	3,338,575	141,522,194
Citizens Financial Group Inc.	475,267	9,495,835
Comerica Inc.	199,250	8,195,152

Security	Shares	Value
Fifth Third Bancorp.	872,703	$15,350,846
Huntington Bancshares Inc./OH	465,230	4,159,156
JPMorgan Chase & Co.	4,159,534	258,473,443
KeyCorp	954,787	10,550,396
M&T Bank Corp.	181,056	21,406,251
People’s United Financial Inc.	355,846	5,216,702
PNC Financial Services Group Inc. (The)[b]	567,556	46,193,383
Regions Financial Corp.	1,438,249	12,239,499
SunTrust Banks Inc.	570,644	23,442,056
U.S. Bancorp.	1,845,836	74,442,566
Wells Fargo & Co.	5,255,488	248,742,247
Zions BanCorp.	233,847	5,876,575

		1,073,648,022
BEVERAGES — 1.78%
Coca-Cola Co. (The)	2,125,970	96,370,220
Molson Coors Brewing Co. Class B	93,832	9,489,230
PepsiCo Inc.	739,350	78,326,739

		184,186,189
BIOTECHNOLOGY — 1.00%
AbbVie Inc.	827,429	51,226,129
Amgen Inc.	264,619	40,261,781
Vertex Pharmaceuticals Inc.[a]	140,341	12,072,133

		103,560,043
CAPITAL MARKETS — 2.27%
Affiliated Managers Group Inc.[a]	23,038	3,243,059
Ameriprise Financial Inc.	98,536	8,853,460
Bank of New York Mellon Corp. (The)	1,224,282	47,563,356
BlackRock Inc.[b]	55,865	19,135,438
Franklin Resources Inc.	418,572	13,967,748
Goldman Sachs Group Inc. (The)	439,337	65,276,691
Invesco Ltd.	473,757	12,099,754
Legg Mason Inc.	120,459	3,552,336
Morgan Stanley	911,772	23,687,837
Northern Trust Corp.	93,089	6,168,077
State Street Corp.	450,891	24,312,043
T Rowe Price Group Inc.	93,417	6,816,638

		234,676,437

572

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
CHEMICALS — 2.23%
Air Products & Chemicals Inc.	114,977	$16,331,333
Albemarle Corp.	127,682	10,126,460
CF Industries Holdings Inc.	266,795	6,429,760
Dow Chemical Co. (The)	1,276,898	63,474,600
Eastman Chemical Co.	168,687	11,453,847
EI du Pont de Nemours & Co.	547,096	35,451,821
FMC Corp.	152,701	7,071,583
LyondellBasell Industries NV Class A	178,389	13,275,709
Monsanto Co.	248,737	25,721,893
Mosaic Co. (The)	397,213	10,399,036
PPG Industries Inc.	117,702	12,258,663
Praxair Inc.	165,490	18,599,421

		230,594,126
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Pitney Bowes Inc.	212,889	3,789,424
Republic Services Inc.	142,680	7,320,911
Tyco International PLC	265,394	11,305,784
Waste Management Inc.	221,389	14,671,449

		37,087,568
COMMUNICATIONS EQUIPMENT — 1.06%
Cisco Systems Inc.	3,375,685	96,848,403
F5 Networks Inc.[a,c]	25,258	2,875,371
Harris Corp.	62,314	5,199,480
Motorola Solutions Inc.	72,468	4,780,714

		109,703,968
CONSTRUCTION & ENGINEERING — 0.18%
Fluor Corp.	159,122	7,841,532
Jacobs Engineering Group Inc.[a]	138,310	6,889,221
Quanta Services Inc.[a]	171,681	3,969,265

		18,700,018
CONSUMER FINANCE — 1.32%
American Express Co.	919,116	55,845,488
Capital One Financial Corp.	583,153	37,036,047
Discover Financial Services	469,429	25,156,700
Navient Corp.	377,765	4,514,292
Synchrony Financial[a]	549,408	13,889,034

		136,441,561

Security	Shares	Value
CONTAINERS & PACKAGING — 0.44%
Ball Corp.	92,993	$6,722,464
International Paper Co.	467,835	19,826,847
Owens-Illinois Inc.[a]	185,031	3,332,409
Sealed Air Corp.	95,826	4,405,121
WestRock Co.	287,669	11,181,694

		45,468,535
DISTRIBUTORS — 0.17%
Genuine Parts Co.	170,088	17,221,410

		17,221,410
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.	87,205	2,005,715

		2,005,715
DIVERSIFIED FINANCIAL SERVICES — 3.26%
Berkshire Hathaway Inc. Class Ba	2,131,539	308,625,532
CME Group Inc./IL	188,721	18,381,425
Leucadia National Corp.	381,024	6,603,146
Nasdaq Inc.	50,242	3,249,150

		336,859,253
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.77%
AT&T Inc.	7,002,583	302,581,611
CenturyLink Inc.	620,889	18,011,990
Frontier Communications Corp.	1,338,207	6,610,743
Level 3 Communications Inc.[a]	194,735	10,026,905
Verizon Communications Inc.	2,782,140	155,354,698

		492,585,947
ELECTRIC UTILITIES — 4.51%
Alliant Energy Corp.	258,241	10,252,168
American Electric Power Co. Inc.	558,260	39,128,443
Duke Energy Corp.	783,483	67,215,007
Edison International	371,028	28,817,745
Entergy Corp.	203,163	16,527,310
Eversource Energy	360,443	21,590,536
Exelon Corp.	1,049,711	38,167,492
FirstEnergy Corp.	482,847	16,856,189
NextEra Energy Inc.	524,799	68,433,790
PG&E Corp.	564,871	36,106,554

573

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
Pinnacle West Capital Corp.	125,935	$10,208,291
PPL Corp.	770,890	29,101,097
Southern Co. (The)	1,067,158	57,231,683
Xcel Energy Inc.	578,441	25,902,588

		465,538,893
ELECTRICAL EQUIPMENT — 0.76%
Eaton Corp. PLC	521,565	31,153,077
Emerson Electric Co.	732,611	38,212,990
Rockwell Automation Inc.	76,802	8,818,406

		78,184,473
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Corning Inc.	1,224,586	25,079,521
FLIR Systems Inc.	79,550	2,462,073
TE Connectivity Ltd.	235,653	13,458,143

		40,999,737
ENERGY EQUIPMENT & SERVICES — 2.21%
Baker Hughes Inc.	498,612	22,502,360
Diamond Offshore Drilling Inc.	72,814	1,771,565
FMC Technologies Inc.[a]	258,256	6,887,687
Halliburton Co.	976,586	44,229,580
Helmerich & Payne Inc.	122,716	8,237,925
National Oilwell Varco Inc.	428,467	14,417,914
Schlumberger Ltd.	1,580,625	124,995,825
Transocean Ltd.[c]	393,220	4,675,386

		227,718,242
FOOD & STAPLES RETAILING — 3.22%
Costco Wholesale Corp.	278,823	43,786,364
CVS Health Corp.	659,542	63,144,551
Kroger Co. (The)	586,218	21,566,960
Sysco Corp.	596,257	30,254,080
Wal-Mart Stores Inc.	1,737,193	126,849,833
Walgreens Boots Alliance Inc.	423,163	35,236,783
Whole Foods Market Inc.	364,182	11,661,108

		332,499,679
FOOD PRODUCTS — 1.76%
Archer-Daniels-Midland Co.	669,122	28,698,643
ConAgra Foods Inc.	212,654	10,166,988
General Mills Inc.	256,816	18,316,117
Hershey Co. (The)	72,265	8,201,355
JM Smucker Co. (The)	57,450	8,755,955
Kellogg Co.	126,566	10,334,114

Security	Shares	Value
Kraft Heinz Co. (The)	677,498	$59,945,023
McCormick & Co. Inc./MD	41,954	4,475,233
Mead Johnson Nutrition Co.	105,694	9,591,730
Tyson Foods Inc. Class A	342,027	22,843,983

		181,329,141
GAS UTILITIES — 0.04%
AGL Resources Inc.	63,656	4,199,386

		4,199,386
HEALTH CARE EQUIPMENT & SUPPLIES — 1.87%
Abbott Laboratories	970,339	38,144,026
Baxter International Inc.	628,904	28,439,039
DENTSPLY SIRONA Inc.	123,140	7,639,606
Intuitive Surgical Inc.[a]	15,527	10,269,713
Medtronic PLC	703,564	61,048,248
St. Jude Medical Inc.	158,061	12,328,758
Stryker Corp.	135,670	16,257,336
Varian Medical Systems Inc.[a,c]	49,164	4,042,756
Zimmer Biomet Holdings Inc.	127,008	15,289,223

		193,458,705
HEALTH CARE PROVIDERS & SERVICES — 2.88%
Anthem Inc.	298,801	39,244,523
Cardinal Health Inc.	371,032	28,944,206
DaVita HealthCare Partners Inc.[a]	59,665	4,613,298
Express Scripts Holding Co.[a]	719,482	54,536,736
HCA Holdings Inc.[a]	198,484	15,285,253
Henry Schein Inc.[a]	28,997	5,126,670
Humana Inc.	89,798	16,152,864
McKesson Corp.	255,775	47,740,404
Patterson Companies Inc.	43,834	2,099,210
Quest Diagnostics Inc.	160,525	13,068,340
UnitedHealth Group Inc.	464,960	65,652,352
Universal Health Services Inc. Class B	38,540	5,168,214

		297,632,070
HOTELS, RESTAURANTS & LEISURE — 1.08%
Carnival Corp.	499,326	22,070,209
Darden Restaurants Inc.	130,355	8,256,686
Marriott International Inc./MD Class A	73,437	4,880,623

574

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
McDonald’s Corp.	339,179	$40,816,801
Royal Caribbean Cruises Ltd.	62,717	4,211,446
Starwood Hotels & Resorts Worldwide Inc.	100,126	7,404,318
Wynn Resorts Ltd.	62,351	5,651,495
Yum! Brands Inc.	222,711	18,467,196

		111,758,774
HOUSEHOLD DURABLES — 0.32%
Garmin Ltd.[c]	133,527	5,664,216
Harman International Industries Inc.	34,771	2,497,253
Leggett & Platt Inc.	58,548	2,992,388
PulteGroup Inc.	359,886	7,014,178
Whirlpool Corp.	86,340	14,387,698

		32,555,733
HOUSEHOLD PRODUCTS — 3.06%
Colgate-Palmolive Co.	467,783	34,241,716
Kimberly-Clark Corp.	184,374	25,347,737
Procter & Gamble Co. (The)	3,027,919	256,373,902

		315,963,355
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	749,594	9,354,933
NRG Energy Inc.	360,027	5,396,805

		14,751,738
INDUSTRIAL CONGLOMERATES — 2.15%
3M Co.	289,576	50,710,549
Danaher Corp.	231,921	23,424,021
General Electric Co.	4,707,156	148,181,271

		222,315,841
INSURANCE — 4.44%
Aflac Inc.	471,433	34,018,605
Allstate Corp. (The)	426,324	29,821,364
American International Group Inc.	1,272,643	67,310,088
Aon PLC	114,237	12,478,108
Arthur J Gallagher & Co.	94,590	4,502,484
Assurant Inc.	38,946	3,361,429
Chubb Ltd.	528,262	69,049,126
Cincinnati Financial Corp.	79,023	5,918,032
Hartford Financial Services Group Inc. (The)	447,627	19,865,686

Security	Shares	Value
Lincoln National Corp.	271,741	$10,535,399
Loews Corp.	303,936	12,488,730
Marsh & McLennan Companies Inc.	284,201	19,456,400
MetLife Inc.	1,248,950	49,745,679
Principal Financial Group Inc.	306,048	12,581,633
Progressive Corp. (The)	357,265	11,968,378
Prudential Financial Inc.	503,325	35,907,206
Torchmark Corp.	60,434	3,736,030
Travelers Companies Inc. (The)	332,246	39,550,564
Unum Group	271,395	8,627,647
Willis Towers Watson PLC	63,272	7,865,342

		458,787,930
INTERNET SOFTWARE & SERVICES — 0.36%
Yahoo! Inc.[a]	995,180	37,378,961

		37,378,961
IT SERVICES — 1.38%
Automatic Data Processing Inc.	212,270	19,501,245
CSRA Inc.	88,337	2,069,736
Fidelity National Information Services Inc.	138,356	10,194,070
International Business Machines Corp.	612,829	93,015,185
Teradata Corp.[a,c]	90,270	2,263,069
Western Union Co. (The)	269,428	5,167,629
Xerox Corp.	1,078,949	10,239,226

		142,450,160
LEISURE PRODUCTS — 0.12%
Mattel Inc.	386,364	12,089,330

		12,089,330
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Agilent Technologies Inc.	234,980	10,423,713
Thermo Fisher Scientific Inc.	152,306	22,504,734

		32,928,447
MACHINERY — 1.93%
Caterpillar Inc.	663,737	50,317,902
Cummins Inc.	180,322	20,275,406
Deere & Co.[c]	339,978	27,551,817
Dover Corp.	176,076	12,205,588

575

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
Flowserve Corp.	148,979	$6,729,382
Illinois Tool Works Inc.	161,839	16,857,150
Ingersoll-Rand PLC	292,922	18,653,273
PACCAR Inc.	398,975	20,694,833
Parker-Hannifin Corp.	153,365	16,571,088
Pentair PLC	76,644	4,467,579
Xylem Inc./NY	120,617	5,385,549

		199,709,567
MEDIA — 2.03%
CBS Corp. Class B NVS	211,979	11,540,137
Comcast Corp. Class A	1,017,356	66,321,438
Interpublic Group of Companies Inc. (The)	164,713	3,804,870
News Corp. Class A	430,429	4,885,369
News Corp. Class B	121,732	1,420,612
Omnicom Group Inc.	137,743	11,224,677
Scripps Networks Interactive Inc. Class A	50,515	3,145,569
TEGNA Inc.	121,984	2,826,369
Time Warner Inc.	894,327	65,768,808
Twenty-First Century Fox Inc. Class A	585,599	15,840,453
Twenty-First Century Fox Inc. Class B	230,408	6,278,618
Viacom Inc. Class B NVS	394,175	16,346,437

		209,403,357
METALS & MINING — 0.69%
Alcoa Inc.	1,493,949	13,848,907
Freeport-McMoRan Inc.	1,423,242	15,854,916
Newmont Mining Corp.	603,892	23,624,255
Nucor Corp.	362,058	17,889,286

		71,217,364
MULTI-UTILITIES — 2.21%
Ameren Corp.	275,611	14,767,237
CenterPoint Energy Inc.	488,564	11,725,536
CMS Energy Corp.	317,065	14,540,601
Consolidated Edison Inc.	346,374	27,862,324
Dominion Resources Inc./VA	414,016	32,264,267
DTE Energy Co.	203,949	20,215,425
NiSource Inc.	364,159	9,657,497
Public Service Enterprise Group Inc.	576,136	26,853,699

Security	Shares	Value
SCANA Corp.	162,166	$12,269,480
Sempra Energy	269,906	30,774,682
TECO Energy Inc.	127,187	3,515,449
WEC Energy Group Inc.	358,728	23,424,938

		227,871,135
MULTILINE RETAIL — 0.84%
Dollar General Corp.	151,481	14,239,214
Kohl’s Corp.	209,959	7,961,645
Macy’s Inc.	350,148	11,768,474
Nordstrom Inc.	145,905	5,551,685
Target Corp.	669,831	46,767,601

		86,288,619
OIL, GAS & CONSUMABLE FUELS — 11.08%
Anadarko Petroleum Corp.	325,087	17,310,883
Apache Corp.	250,101	13,923,123
Cabot Oil & Gas Corp.	308,209	7,933,300
Chesapeake Energy Corp.[a,c]	668,057	2,859,284
Chevron Corp.	2,143,895	224,744,513
Cimarex Energy Co.	38,082	4,543,944
Columbia Pipeline Group Inc.	453,386	11,556,809
Concho Resources Inc.[a,c]	53,624	6,395,734
ConocoPhillips	1,408,273	61,400,703
Devon Energy Corp.	297,075	10,768,969
EOG Resources Inc.	294,491	24,566,439
EQT Corp.	196,273	15,197,418
Exxon Mobil Corp.	4,716,848	442,157,331
Hess Corp.	299,759	18,015,516
Kinder Morgan Inc./DE	2,079,200	38,922,624
Marathon Oil Corp.	962,162	14,442,051
Marathon Petroleum Corp.	602,933	22,887,337
Murphy Oil Corp.	185,313	5,883,688
Newfield Exploration Co.[a]	87,735	3,876,132
Noble Energy Inc.	487,440	17,484,473
Occidental Petroleum Corp.	512,007	38,687,249
ONEOK Inc.	238,311	11,307,857
Phillips 66	531,617	42,178,493
Range Resources Corp.	193,984	8,368,470
Southwestern Energy Co.[a]	538,973	6,780,280
Spectra Energy Corp.	779,150	28,540,264
Tesoro Corp.	76,792	5,753,257
Valero Energy Corp.	535,007	27,285,357
Williams Companies Inc. (The)	487,449	10,543,522

		1,144,315,020

576

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
PHARMACEUTICALS — 5.98%
Bristol-Myers Squibb Co.	759,208	$55,839,748
Eli Lilly & Co.	420,344	33,102,090
Endo International PLC[a]	153,309	2,390,087
Johnson & Johnson	1,595,755	193,565,081
Mallinckrodt PLC[a]	124,943	7,594,036
Merck & Co. Inc.	3,148,704	181,396,837
Mylan NVa,c	242,012	10,464,599
Perrigo Co. PLC	94,015	8,524,340
Pfizer Inc.	3,311,512	116,598,338
Zoetis Inc.	182,084	8,641,707

		618,116,863
PROFESSIONAL SERVICES — 0.11%
Dun & Bradstreet Corp. (The)	17,577	2,141,582
Nielsen Holdings PLC	136,124	7,074,364
Robert Half International Inc.	66,635	2,542,792

		11,758,738
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.57%
Apartment Investment & Management Co. Class A	81,680	3,606,989
Boston Properties Inc.	63,185	8,334,102
Digital Realty Trust Inc.[c]	58,064	6,328,395
Federal Realty Investment Trust	27,539	4,559,081
General Growth Properties Inc.	257,375	7,674,923
HCP Inc.[c]	531,352	18,799,234
Host Hotels & Resorts Inc.[c]	444,125	7,199,266
Iron Mountain Inc.	166,803	6,643,763
Macerich Co. (The)	75,869	6,478,454
Realty Income Corp.[c]	82,430	5,717,345
Simon Property Group Inc.	133,887	29,040,090
SL Green Realty Corp.	65,966	7,023,400
Ventas Inc.	207,427	15,104,834
Vornado Realty Trust	103,140	10,326,377
Welltower Inc.[c]	162,037	12,342,358
Weyerhaeuser Co.	423,896	12,619,384

		161,797,995
ROAD & RAIL — 1.21%
CSX Corp.	1,088,499	28,388,054
JB Hunt Transport Services Inc.	41,034	3,320,881
Kansas City Southern	123,236	11,102,331
Norfolk Southern Corp.	336,767	28,668,975

Security	Shares	Value
Ryder System Inc.	61,529	$3,761,883
Union Pacific Corp.	573,643	50,050,352

		125,292,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.41%
First Solar Inc.[a,c]	86,710	4,203,701
Intel Corp.	3,169,160	103,948,448
KLA-Tencor Corp.	85,580	6,268,735
Linear Technology Corp.	110,763	5,153,802
Micron Technology Inc.[a]	613,055	8,435,637
QUALCOMM Inc.	1,670,953	89,512,952
Texas Instruments Inc.	422,548	26,472,632
Xilinx Inc.	115,815	5,342,546

		249,338,453
SOFTWARE — 1.00%
Autodesk Inc.[a]	97,559	5,281,844
CA Inc.	335,527	11,015,351
Oracle Corp.	1,770,024	72,447,082
Symantec Corp.	695,436	14,284,256

		103,028,533
SPECIALTY RETAIL — 0.49%
AutoNation Inc.[a,c]	81,324	3,820,602
Bed Bath & Beyond Inc.[c]	176,445	7,625,953
Best Buy Co. Inc.	319,426	9,774,436
CarMax Inc.[a,c]	93,409	4,579,843
Foot Locker Inc.	54,265	2,976,978
Gap Inc. (The)[c]	257,143	5,456,574
Staples Inc.	733,667	6,324,210
Tiffany & Co.	125,292	7,597,707
Urban Outfitters Inc.[a,c]	97,921	2,692,827

		50,849,130
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.27%
EMC Corp./MA	2,221,067	60,346,390
Hewlett Packard Enterprise Co.	831,138	15,184,891
HP Inc.	1,947,992	24,447,300
NetApp Inc.	328,486	8,077,471
Seagate Technology PLC	341,096	8,309,099
Western Digital Corp.	319,782	15,112,897

		131,478,048

577

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Coach Inc.	315,524	$12,854,448
Michael Kors Holdings Ltd.[a,c]	67,580	3,343,858
PVH Corp.	91,710	8,641,833
Ralph Lauren Corp.	65,164	5,839,998
VF Corp.	185,425	11,401,783

		42,081,920
TOBACCO — 0.78%
Philip Morris International Inc.	794,051	80,770,868

		80,770,868
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	132,046	5,861,522
United Rentals Inc.[a]	59,679	4,004,461
WW Grainger Inc.	37,669	8,560,280

		18,426,263
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	90,793	7,672,916

		7,672,916

TOTAL COMMON STOCKS (Cost: $9,390,008,021)		10,316,006,927

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	48,608,218	48,608,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d,e,f]	2,675,885	2,675,885
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d,e]	9,736,531	9,736,531

		61,020,634

TOTAL SHORT-TERM INVESTMENTS (Cost: $61,020,634)		61,020,634

Value
TOTAL INVESTMENTS IN SECURITIES — 100.47% (Cost: $9,451,028,655)[g]	$10,377,027,561
Other Assets, Less Liabilities — (0.47)%	(48,149,279)

NET ASSETS — 100.00%	$10,328,878,282

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $9,724,593,086. Net unrealized appreciation was $652,434,475, of which $1,312,527,356 represented gross unrealized appreciation on securities and $660,092,881 represented gross unrealized depreciation on securities.

578

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	53,795	3,566	(1,496)	55,865	$19,135,438	$125,611	$41,958
PNC Financial Services Group Inc. (The)	549,086	35,634	(17,164)	567,556	46,193,383	280,522	262,724

					$65,328,821	$406,133	$304,682

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	183	Sep. 2016	Chicago Mercantile	$19,299,211	$19,125,330	$(173,881)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,316,006,927	$—	$—	$10,316,006,927
Money market funds	61,020,634	—	—	61,020,634

Total	$10,377,027,561	$—	$—	$10,377,027,561

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(173,881)	$—	$—	$(173,881)

Total	$(173,881)	$—	$—	$(173,881)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

579

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.12%
B/E Aerospace Inc.	332,465	$15,351,571
Curtiss-Wright Corp.	148,239	12,489,136
Huntington Ingalls Industries Inc.	181,336	30,469,888

		58,310,595
AIRLINES — 0.77%
JetBlue Airways Corp.[a]	2,435,648	40,334,331

		40,334,331
AUTO COMPONENTS — 0.40%
Gentex Corp.	1,354,379	20,925,156

		20,925,156
AUTOMOBILES — 0.21%
Thor Industries Inc.	169,340	10,963,072

		10,963,072
BANKS — 5.15%
BancorpSouth Inc.	321,893	7,303,752
Bank of Hawaii Corp.[b]	198,656	13,667,533
Bank of the Ozarks Inc.[b]	617,530	23,169,726
Cathay General Bancorp.	360,777	10,173,911
Commerce Bancshares Inc./MO	332,924	15,947,060
East West Bancorp. Inc.	708,321	24,210,412
First Horizon National Corp.	1,758,653	24,234,238
Fulton Financial Corp.	604,261	8,157,523
PrivateBancorp. Inc.	600,396	26,435,436
Signature Bank/New York NYa	405,827	50,695,909
SVB Financial Group[a]	391,674	37,271,698
Synovus Financial Corp.	503,235	14,588,783
Webster Financial Corp.	395,316	13,420,978

		269,276,959
BEVERAGES — 0.16%
Boston Beer Co. Inc. (The)[a,b]	49,493	8,464,788

		8,464,788
BIOTECHNOLOGY — 0.68%
United Therapeutics Corp.[a,b]	337,383	35,735,607

		35,735,607
BUILDING PRODUCTS — 1.75%
AO Smith Corp.	562,685	49,578,175
Lennox International Inc.	293,414	41,840,837

		91,419,012

Security	Shares	Value
CAPITAL MARKETS — 2.19%
Eaton Vance Corp. NVS	420,480	$14,859,763
Federated Investors Inc. Class B	320,508	9,224,220
Janus Capital Group Inc.	563,324	7,841,470
Raymond James Financial Inc.	409,653	20,195,893
SEI Investments Co.	1,028,688	49,490,180
Waddell & Reed Financial Inc. Class A	280,044	4,822,358
WisdomTree Investments Inc.[b]	847,501	8,297,035

		114,730,919
CHEMICALS — 2.95%
Ashland Inc.	239,341	27,469,167
Minerals Technologies Inc.	166,104	9,434,707
NewMarket Corp.	43,669	18,095,560
PolyOne Corp.	298,970	10,535,703
RPM International Inc.	522,385	26,093,131
Scotts Miracle-Gro Co. (The) Class A	205,686	14,379,508
Sensient Technologies Corp.	183,171	13,012,468
Valspar Corp. (The)	325,311	35,143,347

		154,163,591
COMMERCIAL SERVICES & SUPPLIES — 1.24%
Copart Inc.[a,b]	504,340	24,717,703
Deluxe Corp.	188,788	12,529,860
Herman Miller Inc.	222,159	6,640,332
Rollins Inc.	711,285	20,819,312

		64,707,207
COMMUNICATIONS EQUIPMENT — 1.70%
ARRIS International PLC[a]	1,321,226	27,692,897
Brocade Communications Systems Inc.	918,898	8,435,484
Ciena Corp.[a]	977,960	18,336,750
InterDigital Inc./PA	115,262	6,417,788
Plantronics Inc.	159,018	6,996,792
Polycom Inc.[a]	534,393	6,011,921
ViaSat Inc.[a,b]	211,227	15,081,608

		88,973,240
CONSTRUCTION & ENGINEERING — 0.11%
KBR Inc.	421,387	5,579,164

		5,579,164

580

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2016

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.54%
Eagle Materials Inc.	365,097	$28,167,234

		28,167,234
CONTAINERS & PACKAGING — 1.49%
AptarGroup Inc.	277,041	21,922,254
Packaging Corp. of America	711,468	47,618,553
Silgan Holdings Inc.	159,541	8,209,980

		77,750,787
DISTRIBUTORS — 0.57%
Pool Corp.	318,121	29,912,918

		29,912,918
DIVERSIFIED CONSUMER SERVICES — 0.76%
Service Corp. International/U.S.	1,464,689	39,605,191

		39,605,191
DIVERSIFIED FINANCIAL SERVICES — 3.50%
CBOE Holdings Inc.	615,395	40,997,615
FactSet Research Systems Inc.	309,047	49,886,367
MarketAxess Holdings Inc.	284,002	41,293,891
MSCI Inc.	656,587	50,635,989

		182,813,862
ELECTRIC UTILITIES — 0.27%
IDACORP Inc.	175,485	14,275,705

		14,275,705
ELECTRICAL EQUIPMENT — 0.33%
Hubbell Inc.	165,236	17,427,441

		17,427,441
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.39%
Belden Inc.	178,316	10,764,937
Cognex Corp.	643,156	27,720,024
FEI Co.	139,114	14,868,504
IPG Photonics Corp.[a,b]	276,977	22,158,160
National Instruments Corp.	381,658	10,457,429
Trimble Navigation Ltd.[a]	778,574	18,966,063
Zebra Technologies Corp. Class Aa,b	395,083	19,793,658

		124,728,775

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.97%
Casey’s General Stores Inc.	159,504	$20,976,371
Sprouts Farmers Market Inc.[a,b]	1,071,613	24,539,938
SUPERVALU Inc.[a]	1,067,689	5,039,492

		50,555,801
FOOD PRODUCTS — 4.39%
Flowers Foods Inc.	1,376,466	25,808,738
Hain Celestial Group Inc. (The)[a,b]	438,127	21,796,818
Ingredion Inc.	239,506	30,994,471
Lancaster Colony Corp.	94,262	12,028,774
Post Holdings Inc.[a,b]	486,227	40,206,111
Snyder’s-Lance Inc.	349,164	11,833,168
Tootsie Roll Industries Inc.[b]	76,238	2,937,450
TreeHouse Foods Inc.[a,b]	204,883	21,031,240
WhiteWave Foods Co. (The)[a]	1,337,382	62,776,711

		229,413,481
GAS UTILITIES — 1.09%
Atmos Energy Corp.	340,164	27,662,136
National Fuel Gas Co.	244,214	13,890,892
WGL Holdings Inc.	217,088	15,367,660

		56,920,688
HEALTH CARE EQUIPMENT & SUPPLIES — 7.27%
ABIOMED Inc.[a,b]	297,288	32,490,605
Align Technology Inc.[a]	551,643	44,434,844
Cooper Companies Inc. (The)	175,847	30,170,070
Halyard Health Inc.[a]	141,591	4,604,539
Hill-Rom Holdings Inc.	279,750	14,113,387
IDEXX Laboratories Inc.[a,b]	676,796	62,847,277
LivaNova PLC[a,b]	322,969	16,222,733
ResMed Inc.[b]	1,061,385	67,111,374
STERIS PLC	650,175	44,699,531
Teleflex Inc.	201,071	35,651,899
West Pharmaceutical Services Inc.	364,722	27,675,105

		380,021,364
HEALTH CARE PROVIDERS & SERVICES — 2.85%
Amsurg Corp.[a,b]	408,798	31,698,197
MEDNAX Inc.[a,b]	703,248	50,936,253
Molina Healthcare Inc.[a,b]	162,654	8,116,435

581

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2016

Security	Shares	Value
VCA Inc.[a]	611,050	$41,313,090
WellCare Health Plans Inc.[a,b]	157,134	16,857,335

		148,921,310
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a,b]	623,393	7,917,091

		7,917,091
HOTELS, RESTAURANTS & LEISURE — 4.24%
Brinker International Inc.	185,626	8,451,552
Buffalo Wild Wings Inc.[a,b]	142,392	19,785,369
Cheesecake Factory Inc. (The)	158,831	7,646,124
Churchill Downs Inc.	90,995	11,498,128
Cracker Barrel Old Country Store Inc.[b]	76,093	13,047,667
Domino’s Pizza Inc.	379,131	49,810,231
Dunkin’ Brands Group Inc.	692,942	30,226,130
Jack in the Box Inc.	147,748	12,694,508
Panera Bread Co. Class Aa,b	172,385	36,535,277
Texas Roadhouse Inc.	354,302	16,156,171
Wendy’s Co. (The)	1,613,120	15,518,214

		221,369,371
HOUSEHOLD DURABLES — 2.78%
CalAtlantic Group Inc.	299,143	10,981,539
Helen of Troy Ltd.[a,b]	209,902	21,586,322
NVR Inc.[a,b]	27,693	49,302,956
Tempur Sealy International Inc.[a,b]	460,678	25,484,707
Toll Brothers Inc.[a]	1,153,672	31,045,313
TRI Pointe Group Inc.[a,b]	596,566	7,051,410

		145,452,247
HOUSEHOLD PRODUCTS — 0.20%
Energizer Holdings Inc.	201,261	10,362,929

		10,362,929
INSURANCE — 2.02%
American Financial Group Inc./OH	268,892	19,879,186
Brown & Brown Inc.	562,569	21,079,460
Old Republic International Corp.	1,843,528	35,561,655
Primerica Inc.[b]	204,549	11,708,385
RenaissanceRe Holdings Ltd.[b]	147,785	17,355,870

		105,584,556

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 1.01%
comScore Inc.[a]	235,143	$5,615,215
j2 Global Inc.	349,845	22,099,708
Rackspace Hosting Inc.[a,b]	388,448	8,103,025
WebMD Health Corp.[a,b]	292,679	17,007,577

		52,825,525
IT SERVICES — 5.60%
Acxiom Corp.[a,b]	270,264	5,943,105
Broadridge Financial Solutions Inc.	893,644	58,265,589
Convergys Corp.	729,805	18,245,125
CoreLogic Inc./U.S.[a]	410,061	15,779,147
DST Systems Inc.	235,887	27,464,323
Gartner Inc.[a]	623,645	60,749,260
Jack Henry & Associates Inc.	596,356	52,043,988
Leidos Holdings Inc.	186,094	8,908,320
MAXIMUS Inc.	490,739	27,172,218
NeuStar Inc. Class Aa,b	122,700	2,884,677
WEX Inc.[a]	172,737	15,316,590

		292,772,342
LEISURE PRODUCTS — 1.09%
Brunswick Corp./DE	322,260	14,604,823
Polaris Industries Inc.[b]	250,016	20,441,308
Vista Outdoor Inc.[a]	459,330	21,923,821

		56,969,952
LIFE SCIENCES TOOLS & SERVICES — 3.06%
Bio-Techne Corp.	281,387	31,732,012
Charles River Laboratories International Inc.[a]	356,738	29,409,481
Mettler-Toledo International Inc.[a]	202,277	73,814,923
PAREXEL International Corp.[a,b]	399,971	25,150,176

		160,106,592
MACHINERY — 3.34%
Crane Co.	168,820	9,575,470
Donaldson Co. Inc.	383,553	13,178,881
Graco Inc.	269,194	21,263,634
IDEX Corp.	315,678	25,917,164
ITT Inc.	286,456	9,160,863
Nordson Corp.	227,155	18,992,429

582

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2016

Security	Shares	Value
Toro Co. (The)	416,090	$36,699,138
Wabtec Corp./DE	415,612	29,188,431
Woodward Inc.	183,153	10,556,939

		174,532,949
MEDIA — 1.38%
AMC Networks Inc. Class Aa,b	462,716	27,957,301
Cable One Inc.	19,818	10,135,123
Cinemark Holdings Inc.	360,010	13,125,965
DreamWorks Animation SKG Inc. Class Aa,b	249,782	10,208,590
Live Nation Entertainment Inc.[a,b]	453,425	10,655,488

		72,082,467
METALS & MINING — 0.20%
Compass Minerals International Inc.	143,171	10,621,857

		10,621,857
PAPER & FOREST PRODUCTS — 0.23%
Louisiana-Pacific Corp.[a]	696,238	12,079,729

		12,079,729
PERSONAL PRODUCTS — 0.33%
Avon Products Inc.	930,957	3,519,017
Edgewell Personal Care Co.	161,694	13,648,591

		17,167,608
PHARMACEUTICALS — 0.98%
Akorn Inc.[a]	632,363	18,012,860
Catalent Inc.[a,b]	486,842	11,192,497
Prestige Brands Holdings Inc.[a]	399,027	22,106,096

		51,311,453
PROFESSIONAL SERVICES — 0.29%
CEB Inc.	243,660	15,028,949

		15,028,949
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.61%
Alexandria Real Estate Equities Inc.[b]	340,725	35,271,852
American Campus Communities Inc.	532,657	28,161,576
Camden Property Trust[b]	361,815	31,991,682
Care Capital Properties Inc.	279,794	7,333,401
Communications Sales & Leasing Inc.[a,b]	1,031,858	29,820,696

Security	Shares	Value
DCT Industrial Trust Inc.[b]	455,402	$21,877,512
Douglas Emmett Inc.[b]	658,406	23,386,581
Duke Realty Corp.[b]	1,229,430	32,776,604
Education Realty Trust Inc.	499,679	23,055,189
EPR Properties[b]	216,513	17,468,269
Equity One Inc.	687,798	22,133,340
First Industrial Realty Trust Inc.	574,609	15,985,622
Healthcare Realty Trust Inc.[b]	852,160	29,817,078
Highwoods Properties Inc.[b]	383,136	20,229,581
Kilroy Realty Corp.	432,168	28,648,417
Lamar Advertising Co. Class A	623,241	41,320,878
Medical Properties Trust Inc.[b]	828,045	12,594,564
Mid-America Apartment Communities Inc.[b]	399,619	42,519,462
National Retail Properties Inc.[b]	522,809	27,039,682
Omega Healthcare Investors Inc.[b]	626,230	21,260,509
Post Properties Inc.	222,605	13,590,035
Potlatch Corp.	154,249	5,259,891
Regency Centers Corp.[b]	737,886	61,783,195
Sovran Self Storage Inc.[b]	350,407	36,764,702
Tanger Factory Outlet Centers Inc.[b]	445,763	17,910,757
Taubman Centers Inc.[b]	212,360	15,757,112
Urban Edge Properties[b]	398,733	11,906,167
Weingarten Realty Investors	872,874	35,630,717

		711,295,071
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
Alexander & Baldwin Inc.	348,413	12,591,646
Jones Lang LaSalle Inc.	341,110	33,241,169

		45,832,815
ROAD & RAIL — 0.30%
Old Dominion Freight Line Inc.[a]	258,817	15,609,253

		15,609,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.77%
Advanced Micro Devices Inc.[a,b]	2,237,768	11,502,128
Fairchild Semiconductor International Inc.[a]	387,094	7,683,816
Integrated Device Technology Inc.[a]	1,010,698	20,345,351
Microsemi Corp.[a,b]	855,284	27,950,681

583

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2016

Security	Shares	Value
Silicon Laboratories Inc.[a,b]	205,746	$10,028,060
Synaptics Inc.[a,b]	278,742	14,982,382

		92,492,418
SOFTWARE — 8.57%
ACI Worldwide Inc.[a,b]	882,129	17,210,337
ANSYS Inc.[a,b]	665,529	60,396,757
Cadence Design Systems Inc.[a]	2,274,386	55,267,580
CDK Global Inc.	1,174,218	65,157,357
CommVault Systems Inc.[a]	171,320	7,399,311
Fair Isaac Corp.	235,778	26,645,272
Fortinet Inc.[a]	1,103,263	34,852,078
Manhattan Associates Inc.[a]	545,420	34,977,784
PTC Inc.[a,b]	485,527	18,246,105
Synopsys Inc.[a]	757,593	40,970,629
Tyler Technologies Inc.[a,b]	245,774	40,972,983
Ultimate Software Group Inc. (The)[a,b]	218,334	45,913,457

		448,009,650
SPECIALTY RETAIL — 0.47%
Restoration Hardware Holdings Inc.[a,b]	285,997	8,202,394
Williams-Sonoma Inc.	310,924	16,208,468

		24,410,862
TEXTILES, APPAREL & LUXURY GOODS — 1.49%
Carter’s Inc.	383,851	40,868,616
Kate Spade & Co.[a]	339,307	6,993,117
Skechers U.S.A. Inc. Class Aa,b	1,004,969	29,867,679

		77,729,412
THRIFTS & MORTGAGE FINANCE — 0.19%
Washington Federal Inc.	406,743	9,867,585

		9,867,585
TRADING COMPANIES & DISTRIBUTORS — 0.35%
Watsco Inc.	130,716	18,390,434

		18,390,434
WATER UTILITIES — 0.54%
Aqua America Inc.	790,920	28,204,207

		28,204,207

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $4,662,674,388)		$5,222,125,522

SHORT-TERM INVESTMENTS — 8.40%

MONEY MARKET FUNDS — 8.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	412,184,906	412,184,906
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	22,690,799	22,690,799
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	3,850,372	3,850,372

		438,726,077

TOTAL SHORT-TERM INVESTMENTS (Cost: $438,726,077)		438,726,077

TOTAL INVESTMENTS IN SECURITIES — 108.32% (Cost: $5,101,400,465)[f]		5,660,851,599
Other Assets, Less Liabilities — (8.32)%		(434,719,338)

NET ASSETS — 100.00%		$5,226,132,261

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,158,434,332. Net unrealized appreciation was $502,417,267, of which $766,563,138 represented gross unrealized appreciation on securities and $264,145,871 represented gross unrealized depreciation on securities.

584

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	23	Sep. 2016	Chicago Mercantile	$3,430,019	$3,433,900	$3,881

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,222,125,522	$—	$—	$5,222,125,522
Money market funds	438,726,077	—	—	438,726,077

Total	$5,660,851,599	$—	$—	$5,660,851,599

Derivative financial instruments[a]:
Assets:
Futures contracts	$3,881	$—	$—	$3,881

Total	$3,881	$—	$—	$3,881

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

585

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.88%
B/E Aerospace Inc.	357,219	$16,494,588
Curtiss-Wright Corp.	152,974	12,888,060
Esterline Technologies Corp.[a]	180,195	11,179,298
Huntington Ingalls Industries Inc.	141,183	23,722,979
KLX Inc.[a,b]	323,648	10,033,088
Orbital ATK Inc.	358,678	30,537,845
Teledyne Technologies Inc.[a]	211,428	20,941,943
Triumph Group Inc.	304,043	10,793,527

		136,591,328
AUTO COMPONENTS — 0.42%
Dana Holding Corp.	908,212	9,590,719
Gentex Corp.	672,085	10,383,713

		19,974,432
AUTOMOBILES — 0.20%
Thor Industries Inc.	143,105	9,264,618

		9,264,618
BANKS — 6.06%
Associated Banc-Corp.	920,692	15,789,868
BancorpSouth Inc.	261,296	5,928,806
Bank of Hawaii Corp.	102,757	7,069,682
Cathay General Bancorp.	158,618	4,473,028
Commerce Bancshares Inc./MO	239,532	11,473,583
Cullen/Frost Bankers Inc.[b]	334,329	21,306,787
East West Bancorp. Inc.	309,648	10,583,769
First Niagara Financial Group Inc.	2,167,756	21,113,943
FirstMerit Corp.	1,020,451	20,684,542
FNB Corp./PA	1,279,238	16,041,645
Fulton Financial Corp.	573,287	7,739,374
Hancock Holding Co.	472,482	12,336,505
International Bancshares Corp.	340,495	8,883,515
PacWest Bancorp.	701,221	27,894,571
Prosperity Bancshares Inc.	400,824	20,438,016
Synovus Financial Corp.	360,958	10,464,172
TCF Financial Corp.	1,049,397	13,274,872
Trustmark Corp.	413,760	10,281,936
Umpqua Holdings Corp.	1,351,186	20,902,847
Valley National Bancorp.	1,373,625	12,527,460
Webster Financial Corp.	242,231	8,223,742

		287,432,663

Security	Shares	Value
BEVERAGES — 0.06%
Boston Beer Co. Inc. (The)[a,b]	17,138	$2,931,112

		2,931,112
CAPITAL MARKETS — 1.37%
Eaton Vance Corp. NVS	353,975	12,509,476
Federated Investors Inc. Class B	264,905	7,623,966
Janus Capital Group Inc.	437,230	6,086,242
Raymond James Financial Inc.	440,013	21,692,641
Stifel Financial Corp.[a,b]	405,177	12,742,817
Waddell & Reed Financial Inc. Class A	248,955	4,287,005

		64,942,147
CHEMICALS — 3.05%
Ashland Inc.	186,369	21,389,570
Cabot Corp.	382,572	17,468,238
Minerals Technologies Inc.	79,593	4,520,882
NewMarket Corp.	25,585	10,601,912
Olin Corp.	1,011,887	25,135,273
PolyOne Corp.	272,618	9,607,058
RPM International Inc.	390,867	19,523,807
Scotts Miracle-Gro Co. (The) Class A	111,133	7,769,308
Sensient Technologies Corp.	126,680	8,999,347
Valspar Corp. (The)	183,260	19,797,578

		144,812,973
COMMERCIAL SERVICES & SUPPLIES — 1.83%
Clean Harbors Inc.[a,b]	321,128	16,733,980
Copart Inc.[a,b]	200,974	9,849,736
Deluxe Corp.	146,827	9,744,908
Herman Miller Inc.	187,573	5,606,557
HNI Corp.	272,287	12,658,623
MSA Safety Inc.	195,462	10,267,619
RR Donnelley & Sons Co.	1,283,320	21,713,774

		86,575,197
COMMUNICATIONS EQUIPMENT — 1.14%
Brocade Communications Systems Inc.	2,117,041	19,434,436
InterDigital Inc./PA	119,357	6,645,798
NetScout Systems Inc.[a,b]	575,267	12,799,691
Plantronics Inc.	75,429	3,318,876

586

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Security	Shares	Value
Polycom Inc.[a]	400,441	$4,504,961
ViaSat Inc.[a,b]	105,212	7,512,137

		54,215,899
CONSTRUCTION & ENGINEERING — 1.80%
AECOM[a]	939,470	29,846,962
EMCOR Group Inc.	372,119	18,330,582
Granite Construction Inc.	242,920	11,065,006
KBR Inc.	534,321	7,074,410
Valmont Industries Inc.	139,065	18,811,322

		85,128,282
CONSUMER FINANCE — 0.34%
SLM Corp.[a]	2,624,055	16,216,660

		16,216,660
CONTAINERS & PACKAGING — 1.80%
AptarGroup Inc.	162,757	12,878,961
Bemis Co. Inc.	580,018	29,865,127
Greif Inc. Class A	158,401	5,903,605
Silgan Holdings Inc.	119,150	6,131,459
Sonoco Products Co.	617,178	30,649,060

		85,428,212
DIVERSIFIED CONSUMER SERVICES — 0.59%
DeVry Education Group Inc.	348,402	6,215,492
Graham Holdings Co. Class B	26,199	12,825,458
Sotheby’s	318,965	8,739,641

		27,780,591
ELECTRIC UTILITIES — 3.59%
Great Plains Energy Inc.	946,203	28,764,571
Hawaiian Electric Industries Inc.	661,118	21,678,059
IDACORP Inc.	167,016	13,586,752
OGE Energy Corp.	1,222,892	40,049,713
PNM Resources Inc.	488,376	17,308,046
Westar Energy Inc.	867,482	48,657,065

		170,044,206
ELECTRICAL EQUIPMENT — 0.73%
Hubbell Inc.	184,899	19,501,297
Regal Beloit Corp.	274,334	15,102,087

		34,603,384

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.59%
Arrow Electronics Inc.[a]	561,222	$34,739,642
Avnet Inc.	787,158	31,887,771
Belden Inc.	113,309	6,840,464
FEI Co.	137,831	14,731,377
Ingram Micro Inc. Class A	908,719	31,605,247
Jabil Circuit Inc.	1,171,718	21,641,631
Keysight Technologies Inc.[a]	1,042,690	30,331,852
Knowles Corp.[a,b]	544,664	7,451,004
National Instruments Corp.	308,823	8,461,750
SYNNEX Corp.	177,709	16,850,367
Tech Data Corp.[a,b]	215,854	15,509,110
Trimble Navigation Ltd.[a]	907,777	22,113,448
VeriFone Systems Inc.[a]	676,233	12,537,360
Vishay Intertechnology Inc.[b]	830,043	10,284,233

		264,985,256
ENERGY EQUIPMENT & SERVICES — 2.94%
Dril-Quip Inc.[a,b]	232,855	13,605,718
Ensco PLC Class A	1,847,074	17,935,088
Nabors Industries Ltd.	1,728,447	17,370,892
Noble Corp. PLC	1,492,343	12,296,906
Oceaneering International Inc.	601,157	17,950,548
Oil States International Inc.[a,b]	315,370	10,369,366
Patterson-UTI Energy Inc.	903,347	19,259,358
Rowan Companies PLC Class A	769,644	13,591,913
Superior Energy Services Inc.	928,355	17,091,016

		139,470,805
FOOD & STAPLES RETAILING — 0.69%
Casey’s General Stores Inc.	110,180	14,489,772
SUPERVALU Inc.[a]	771,182	3,639,979
United Natural Foods Inc.[a,b]	308,726	14,448,377

		32,578,128
FOOD PRODUCTS — 1.87%
Dean Foods Co.[b]	563,598	10,195,488
Hain Celestial Group Inc. (The)[a,b]	279,233	13,891,842
Ingredion Inc.	246,924	31,954,435

587

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Security	Shares	Value
Lancaster Colony Corp.	43,086	$5,498,204
Snyder’s-Lance Inc.	205,165	6,953,042
Tootsie Roll Industries Inc.[b]	49,461	1,905,732
TreeHouse Foods Inc.[a,b]	179,900	18,466,735

		88,865,478
GAS UTILITIES — 4.13%
Atmos Energy Corp.	350,717	28,520,306
National Fuel Gas Co.	322,832	18,362,684
New Jersey Resources Corp.	527,433	20,332,542
ONE Gas Inc.	319,685	21,287,824
Questar Corp.	1,074,507	27,260,243
Southwest Gas Corp.	290,905	22,897,133
UGI Corp.	1,057,262	47,841,106
WGL Holdings Inc.	132,955	9,411,884

		195,913,722
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
Cooper Companies Inc. (The)	154,343	26,480,629
Halyard Health Inc.[a]	171,917	5,590,741
Hill-Rom Holdings Inc.	122,018	6,155,808
Teleflex Inc.	104,230	18,481,021
West Pharmaceutical Services Inc.	152,501	11,571,776

		68,279,975
HEALTH CARE PROVIDERS & SERVICES — 1.66%
Community Health Systems Inc.[a,b]	693,273	8,353,940
LifePoint Health Inc.[a,b]	266,180	17,400,187
Molina Healthcare Inc.[a,b]	121,786	6,077,121
Owens & Minor Inc.	385,162	14,397,356
Tenet Healthcare Corp.[a,b]	608,852	16,828,669
WellCare Health Plans Inc.[a,b]	143,826	15,429,653

		78,486,926
HEALTH CARE TECHNOLOGY — 0.17%
Allscripts Healthcare Solutions Inc.[a,b]	644,890	8,190,103

		8,190,103
HOTELS, RESTAURANTS & LEISURE — 1.00%
Brinker International Inc.	191,795	8,732,426
Cheesecake Factory Inc. (The)	145,589	7,008,655
Cracker Barrel Old Country Store Inc.[b]	85,169	14,603,928

Security	Shares	Value
International Speedway Corp. Class A	163,169	$5,458,003
Jack in the Box Inc.	80,142	6,885,801
Texas Roadhouse Inc.	101,231	4,616,134

		47,304,947
HOUSEHOLD DURABLES — 0.80%
CalAtlantic Group Inc.	215,781	7,921,320
KB Home[b]	514,460	7,824,937
TRI Pointe Group Inc.[a,b]	412,468	4,875,372
Tupperware Brands Corp.	309,633	17,426,145

		38,047,774
HOUSEHOLD PRODUCTS — 0.23%
Energizer Holdings Inc.	215,669	11,104,797

		11,104,797
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Talen Energy Corp.[a]	396,183	5,368,280

		5,368,280
INDUSTRIAL CONGLOMERATES — 0.88%
Carlisle Companies Inc.	393,067	41,539,321

		41,539,321
INSURANCE — 7.52%
Alleghany Corp.[a,b]	91,701	50,397,035
American Financial Group Inc./OH	217,998	16,116,592
Aspen Insurance Holdings Ltd.	372,285	17,266,578
Brown & Brown Inc.	256,966	9,628,516
CNO Financial Group Inc.	1,092,822	19,080,672
Endurance Specialty Holdings Ltd.	379,730	25,502,667
Everest Re Group Ltd.	247,916	45,286,816
First American Financial Corp.	671,297	26,999,565
Genworth Financial Inc. Class Aa	3,025,436	7,805,625
Hanover Insurance Group Inc. (The)	263,224	22,274,015
Kemper Corp.	295,260	9,147,155
Mercury General Corp.	189,613	10,079,827
Primerica Inc.[b]	120,865	6,918,313
Reinsurance Group of America Inc.	392,341	38,053,154
RenaissanceRe Holdings Ltd.	137,818	16,185,346
WR Berkley Corp.	600,690	35,993,345

		356,735,221

588

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.20%
HSN Inc.	195,169	$9,549,619

		9,549,619
INTERNET SOFTWARE & SERVICES — 0.20%
comScore Inc.[a]	99,592	2,378,257
Rackspace Hosting Inc.[a,b]	342,390	7,142,255

		9,520,512
IT SERVICES — 1.99%
Acxiom Corp.[a,b]	257,832	5,669,726
Computer Sciences Corp.	849,173	42,161,439
CoreLogic Inc./U.S.[a]	212,971	8,195,124
Leidos Holdings Inc.	246,111	11,781,333
NeuStar Inc. Class Aa,b	132,723	3,120,318
Science Applications International Corp.	252,352	14,724,739
WEX Inc.[a,b]	97,492	8,644,616

		94,297,295
LEISURE PRODUCTS — 0.57%
Brunswick Corp./DE	293,967	13,322,585
Polaris Industries Inc.	165,916	13,565,292

		26,887,877
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Bio-Rad Laboratories Inc. Class Aa,b	127,957	18,300,410

		18,300,410
MACHINERY — 5.28%
AGCO Corp.[b]	434,714	20,488,071
CLARCOR Inc.	297,338	18,087,071
Crane Co.	167,407	9,495,325
Donaldson Co. Inc.	447,340	15,370,602
Graco Inc.	122,960	9,712,610
IDEX Corp.	209,413	17,192,807
ITT Inc.	320,858	10,261,039
Joy Global Inc.	602,168	12,729,832
Kennametal Inc.	487,944	10,788,442
Lincoln Electric Holdings Inc.	383,703	22,669,173
Nordson Corp.	144,808	12,107,397
Oshkosh Corp.	449,638	21,452,229
Terex Corp.	669,927	13,606,217
Timken Co. (The)	422,899	12,966,083

Security	Shares	Value
Trinity Industries Inc.	924,604	$17,169,896
Wabtec Corp./DE	215,515	15,135,619
Woodward Inc.	189,061	10,897,476

		250,129,889
MARINE — 0.43%
Kirby Corp.[a,b]	330,100	20,594,939

		20,594,939
MEDIA — 1.83%
Cable One Inc.	10,757	5,501,237
Cinemark Holdings Inc.	356,756	13,007,324
DreamWorks Animation SKG Inc. Class Aa,b	237,878	9,722,074
John Wiley & Sons Inc. Class A	295,896	15,439,853
Live Nation Entertainment Inc.[a,b]	528,969	12,430,771
Meredith Corp.	216,478	11,237,373
New York Times Co. (The) Class A	757,331	9,163,705
Time Inc.	622,797	10,251,239

		86,753,576
METALS & MINING — 3.43%
Allegheny Technologies Inc.	667,840	8,514,960
Carpenter Technology Corp.	285,142	9,389,726
Commercial Metals Co.	700,999	11,846,883
Compass Minerals International Inc.[b]	91,427	6,782,969
Reliance Steel & Aluminum Co.	443,015	34,067,854
Royal Gold Inc.	399,990	28,807,280
Steel Dynamics Inc.	1,491,677	36,546,086
U.S. Steel Corp.	898,093	15,141,848
Worthington Industries Inc.	276,048	11,676,830

		162,774,436
MULTI-UTILITIES — 1.59%
Black Hills Corp.	316,191	19,932,681
MDU Resources Group Inc.	1,196,417	28,714,008
Vectren Corp.	507,306	26,719,807

		75,366,496
MULTILINE RETAIL — 0.64%
Big Lots Inc.	272,200	13,639,942
JC Penney Co. Inc.[a,b]	1,884,996	16,738,764

		30,378,706

589

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.05%
CONSOL Energy Inc.	1,405,530	$22,614,978
Denbury Resources Inc.	2,147,654	7,710,078
Energen Corp.	594,628	28,667,016
Gulfport Energy Corp.[a,b]	767,980	24,007,055
HollyFrontier Corp.	1,077,060	25,601,716
QEP Resources Inc.	1,450,399	25,570,534
SM Energy Co.[b]	416,933	11,257,191
Western Refining Inc.	491,340	10,136,344
World Fuel Services Corp.	434,098	20,615,314
WPX Energy Inc.[a,b]	1,699,862	15,825,715

		192,005,941
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	383,955	13,442,265
Louisiana-Pacific Corp.[a]	316,604	5,493,079

		18,935,344
PERSONAL PRODUCTS — 0.57%
Avon Products Inc.	1,930,899	7,298,798
Edgewell Personal Care Co.	232,866	19,656,219

		26,955,017
PHARMACEUTICALS — 0.13%
Catalent Inc.[a]	263,446	6,056,624

		6,056,624
PROFESSIONAL SERVICES — 0.81%
FTI Consulting Inc.[a]	254,490	10,352,653
ManpowerGroup Inc.	437,969	28,178,926

		38,531,579
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.10%
Alexandria Real Estate Equities Inc.	176,621	18,283,806
American Campus Communities Inc.[b]	367,794	19,445,269
Camden Property Trust	239,934	21,214,964
Care Capital Properties Inc.	288,988	7,574,375
Corporate Office Properties Trust	580,324	17,160,181
Corrections Corp. of America[b]	719,762	25,206,065
DCT Industrial Trust Inc.[b]	174,124	8,364,917
Douglas Emmett Inc.[b]	327,484	11,632,232
Duke Realty Corp.	1,123,111	29,942,139
EPR Properties[b]	214,465	17,303,036

Security	Shares	Value
First Industrial Realty Trust Inc.[b]	251,039	$6,983,905
Highwoods Properties Inc.	286,752	15,140,506
Hospitality Properties Trust[b]	900,132	25,923,802
Kilroy Realty Corp.[b]	214,859	14,243,003
LaSalle Hotel Properties[b]	693,255	16,346,953
Liberty Property Trust	897,971	35,667,408
Mack-Cali Realty Corp.[b]	549,763	14,843,601
Medical Properties Trust Inc.[b]	786,020	11,955,364
Mid-America Apartment Communities Inc.[b]	138,936	14,782,790
National Retail Properties Inc.[b]	458,902	23,734,411
Omega Healthcare Investors Inc.[b]	507,621	17,233,733
Post Properties Inc.	147,858	9,026,731
Potlatch Corp.[b]	125,576	4,282,142
Rayonier Inc.	751,071	19,708,103
Senior Housing Properties Trust[b]	1,410,494	29,380,590
Tanger Factory Outlet Centers Inc.[b]	221,865	8,914,536
Taubman Centers Inc.	195,663	14,518,195
Urban Edge Properties[b]	243,544	7,272,224
WP Glimcher Inc.[b]	1,134,039	12,689,896

		478,774,877
ROAD & RAIL — 1.21%
Genesee & Wyoming Inc. Class Aa,b	350,312	20,650,892
Landstar System Inc.	259,484	17,816,172
Old Dominion Freight Line Inc.[a,b]	209,311	12,623,546
Werner Enterprises Inc.[b]	274,224	6,298,925

		57,389,535
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.96%
Advanced Micro Devices Inc.[a,b]	2,124,560	10,920,238
Cree Inc.[a,b]	615,941	15,053,598
Cypress Semiconductor Corp.[b]	1,911,136	20,162,485
Fairchild Semiconductor International Inc.[a]	384,441	7,631,154
Intersil Corp. Class A	828,585	11,219,041
Silicon Laboratories Inc.[a,b]	71,836	3,501,287
Teradyne Inc.	1,244,925	24,512,573

		93,000,376

590

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Security	Shares	Value
SOFTWARE — 0.99%
CommVault Systems Inc.[a,b]	114,266	$4,935,148
Mentor Graphics Corp.	616,989	13,117,186
PTC Inc.[a]	309,558	11,633,190
Synopsys Inc.[a]	316,500	17,116,320

		46,801,844
SPECIALTY RETAIL — 3.60%
Aaron’s Inc.	397,777	8,707,339
Abercrombie & Fitch Co. Class A	414,940	7,390,081
American Eagle Outfitters Inc.[b]	1,020,489	16,256,390
Ascena Retail Group Inc.[a,b]	1,050,339	7,341,870
Cabela’s Inc.[a,b]	297,288	14,882,237
Chico’s FAS Inc.	815,968	8,739,017
CST Brands Inc.	463,926	19,985,932
Dick’s Sporting Goods Inc.	546,357	24,618,847
GameStop Corp. Class A	637,338	16,940,444
Guess? Inc.	393,788	5,926,509
Murphy USA Inc.[a]	227,064	16,839,066
Office Depot Inc.[a,b]	3,040,252	10,063,234
Williams-Sonoma Inc.[b]	252,153	13,144,736

		170,835,702
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.15%
3D Systems Corp.[a,b]	652,638	8,934,614
Diebold Inc.	398,697	9,899,647
Lexmark International Inc. Class A	384,214	14,504,078
NCR Corp.[a]	759,362	21,087,483

		54,425,822
TEXTILES, APPAREL & LUXURY GOODS — 0.61%
Deckers Outdoor Corp.[a]	196,554	11,305,786
Fossil Group Inc.[a,b]	253,705	7,238,203
Kate Spade & Co.[a,b]	510,693	10,525,383

		29,069,372
THRIFTS & MORTGAGE FINANCE — 1.06%
New York Community Bancorp. Inc.[b]	2,981,964	44,699,640
Washington Federal Inc.	229,317	5,563,231

		50,262,871

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.08%
GATX Corp.[b]	251,070	$11,039,548
MSC Industrial Direct Co. Inc. Class A	294,673	20,792,127
NOW Inc.[a,b]	659,316	11,959,992
Watsco Inc.	52,338	7,363,433

		51,155,100
WATER UTILITIES — 0.34%
Aqua America Inc.	445,708	15,893,947

		15,893,947
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Telephone & Data Systems Inc.	580,599	17,220,566

		17,220,566

TOTAL COMMON STOCKS (Cost: $4,395,647,733)		4,734,680,709

SHORT-TERM INVESTMENTS — 5.28%

MONEY MARKET FUNDS — 5.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	228,196,760	228,196,760
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	12,562,243	12,562,243
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	9,642,142	9,642,142

		250,401,145

TOTAL SHORT-TERM INVESTMENTS (Cost: $250,401,145)		250,401,145

591

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 105.14% (Cost: $4,646,048,878)[f]	$4,985,081,854
Other Assets, Less Liabilities — (5.14)%	(243,755,788)

NET ASSETS — 100.00%	$4,741,326,066

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $4,787,272,100. Net unrealized appreciation was $197,809,754, of which $659,736,625 represented gross unrealized appreciation on securities and $461,926,871 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	54	Sep. 2016	Chicago Mercantile	$7,821,457	$8,062,200	$240,743

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,734,680,709	$—	$—	$4,734,680,709
Money market funds	250,401,145	—	—	250,401,145

Total	$4,985,081,854	$—	$—	$4,985,081,854

Derivative financial instruments[a]:
Assets:
Futures contracts	$240,743	$—	$—	$240,743

Total	$240,743	$—	$—	$240,743

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

592

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.00%
Aerojet Rocketdyne Holdings Inc.[a,b]	456,820	$8,350,669
American Science & Engineering Inc.	27,163	1,016,168
Mercury Systems Inc.[a,b]	260,193	6,468,398
National Presto Industries Inc.	28,611	2,699,448
TASER International Inc.[a,b]	527,017	13,112,183

		31,646,866
AIR FREIGHT & LOGISTICS — 0.29%
Forward Air Corp.	210,335	9,366,218

		9,366,218
AIRLINES — 1.19%
Allegiant Travel Co.	129,065	19,553,347
Hawaiian Holdings Inc.[a]	477,634	18,130,987

		37,684,334
AUTO COMPONENTS — 1.68%
American Axle & Manufacturing Holdings Inc.[a]	383,317	5,550,430
Dorman Products Inc.[a,b]	202,100	11,560,120
Drew Industries Inc.	245,441	20,823,215
Gentherm Inc.[a,b]	365,032	12,502,346
Motorcar Parts of America Inc.[a,b]	110,201	2,995,263

		53,431,374
AUTOMOBILES — 0.11%
Winnebago Industries Inc.	157,099	3,600,709

		3,600,709
BANKS — 11.26%
Ameris Bancorp.	279,003	8,286,389
Banc of California Inc.	354,632	6,418,839
Banner Corp.	205,677	8,749,500
BBCN Bancorp. Inc.	796,498	11,883,750
Brookline Bancorp. Inc.	422,695	4,662,326
Cardinal Financial Corp.	233,315	5,118,931
Central Pacific Financial Corp.	196,698	4,642,073
City Holding Co.	85,330	3,879,955
Columbia Banking System Inc.	423,388	11,880,267
Community Bank System Inc.	247,567	10,172,528
CVB Financial Corp.[b]	683,252	11,198,500
First Commonwealth Financial Corp.	579,088	5,327,610

Security	Shares	Value
First Financial Bankshares Inc.[b]	660,556	$21,659,631
First Midwest Bancorp. Inc./IL	813,439	14,283,989
First NBC Bank Holding Co.[a]	95,763	1,607,861
Glacier Bancorp. Inc.	503,090	13,372,132
Great Western Bancorp. Inc.	322,827	10,181,964
Hanmi Financial Corp.	322,540	7,576,465
Home BancShares Inc./ARb	1,221,807	24,179,561
Independent Bank Corp./Rockland MA	187,348	8,561,804
LegacyTexas Financial Group Inc.	438,584	11,802,295
MB Financial Inc.	439,240	15,935,627
NBT Bancorp. Inc.	214,588	6,143,654
Opus Bank	188,411	6,368,292
Pinnacle Financial Partners Inc.	387,526	18,930,645
S&T Bancorp. Inc.	223,093	5,454,624
ServisFirst Bancshares Inc.	217,932	10,763,662
Simmons First National Corp. Class A	285,991	13,208,494
Sterling Bancorp./DE	805,486	12,646,130
Talmer Bancorp. Inc. Class A	637,559	12,222,006
Texas Capital Bancshares Inc.[a,b]	257,219	12,027,560
Tompkins Financial Corp.	84,953	5,521,945
United Bankshares Inc./WVb	356,855	13,385,631
United Community Banks Inc./GA	499,085	9,128,265
Westamerica Bancorp.[b]	112,521	5,542,784
Wilshire Bancorp. Inc.	481,824	5,020,606

		357,746,295
BIOTECHNOLOGY — 2.30%
Acorda Therapeutics Inc.[a,b]	461,741	11,776,704
AMAG Pharmaceuticals Inc.[a,b]	194,602	4,654,880
Emergent BioSolutions Inc.[a,b]	313,219	8,807,718
Ligand Pharmaceuticals Inc.[a,b]	189,515	22,603,454
MiMedx Group Inc.[a,b]	997,777	7,962,261
Momenta Pharmaceuticals Inc.[a,b]	632,469	6,830,665
Repligen Corp.[a,b]	336,825	9,215,532
Spectrum Pharmaceuticals Inc.[a,b]	202,581	1,330,957

		73,182,171
BUILDING PRODUCTS — 2.99%
AAON Inc.	397,815	10,943,891
American Woodmark Corp.[a]	136,670	9,072,155
Apogee Enterprises Inc.	288,506	13,372,253
Gibraltar Industries Inc.[a]	134,145	4,234,958

593

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Security	Shares	Value
Griffon Corp.	367,785	$6,200,855
PGT Inc.[a,b]	486,952	5,015,606
Quanex Building Products Corp.	215,550	4,007,074
Simpson Manufacturing Co. Inc.	254,650	10,178,360
Trex Co. Inc.[a,b]	293,539	13,185,772
Universal Forest Products Inc.	203,247	18,838,964

		95,049,888
CAPITAL MARKETS — 1.64%
Evercore Partners Inc. Class A	397,194	17,552,003
Financial Engines Inc.	528,831	13,680,858
Greenhill & Co. Inc.[b]	98,049	1,578,589
Interactive Brokers Group Inc. Class A	401,823	14,224,534
Investment Technology Group Inc.	173,249	2,896,723
Virtus Investment Partners Inc.[b]	30,638	2,180,813

		52,113,520
CHEMICALS — 1.63%
American Vanguard Corp.	124,425	1,880,062
Balchem Corp.	316,202	18,861,449
Ingevity Corp.[a,b]	421,069	14,333,189
Innospec Inc.	240,167	11,045,280
Quaker Chemical Corp.	63,499	5,664,111

		51,784,091
COMMERCIAL SERVICES & SUPPLIES — 3.10%
Brady Corp. Class A	229,513	7,013,917
G&K Services Inc. Class A	96,802	7,412,129
Healthcare Services Group Inc.	724,207	29,967,686
Interface Inc.	655,913	10,002,673
Matthews International Corp. Class A	320,665	17,841,801
Mobile Mini Inc.	235,656	8,163,124
Multi-Color Corp.	85,334	5,410,176
Team Inc.[a,b]	106,762	2,650,900
U.S. Ecology Inc.	217,722	10,004,326

		98,466,732
COMMUNICATIONS EQUIPMENT — 0.74%
CalAmp Corp.[a,b]	223,369	3,308,095
Digi International Inc.[a]	152,445	1,635,735
Ixia[a]	391,912	3,848,576
Lumentum Holdings Inc.[a]	200,209	4,845,058
NETGEAR Inc.[a]	205,056	9,748,362

		23,385,826

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.27%
Comfort Systems USA Inc.	372,725	$12,139,653
Dycom Industries Inc.[a,b]	313,675	28,155,468

		40,295,121
CONSTRUCTION MATERIALS — 0.68%
Headwaters Inc.[a]	741,061	13,294,634
U.S. Concrete Inc.[a,b]	138,158	8,415,204

		21,709,838
CONSUMER FINANCE — 0.23%
PRA Group Inc.[a,b]	296,622	7,160,455

		7,160,455
DISTRIBUTORS — 0.37%
Core-Mark Holding Co. Inc.	250,316	11,729,808

		11,729,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.51%
8x8 Inc.[a,b]	893,399	13,052,559
ATN International Inc.	54,306	4,225,550
Cincinnati Bell Inc.[a,b]	1,368,367	6,253,437
Cogent Communications Holdings Inc.	271,725	10,885,304
Consolidated Communications Holdings Inc.	222,581	6,063,107
General Communication Inc. Class Aa,b	294,358	4,650,856
Inteliquent Inc.	150,211	2,987,697

		48,118,510
ELECTRICAL EQUIPMENT — 0.53%
AZZ Inc.	259,686	15,575,966
Vicor Corp.[a]	115,503	1,163,115

		16,739,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.87%
Agilysys Inc.[a]	66,703	698,380
Badger Meter Inc.	97,573	7,125,756
Coherent Inc.[a,b]	133,670	12,268,233
DTS Inc./CAa,b	98,102	2,594,798
ePlus Inc.[a,b]	29,254	2,392,685
Fabrinet[a]	306,883	11,391,497
II-VI Inc.[a]	531,598	9,972,778
Littelfuse Inc.	154,941	18,312,477
Methode Electronics Inc.	369,359	12,643,158
MTS Systems Corp.	80,963	3,549,418
OSI Systems Inc.[a,b]	175,962	10,228,671

		91,177,851

594

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.60%
Matrix Service Co.[a]	139,084	$2,293,495
TETRA Technologies Inc.[a]	489,664	3,119,160
U.S. Silica Holdings Inc.[b]	393,700	13,570,839

		18,983,494
FOOD PRODUCTS — 2.06%
B&G Foods Inc.	626,892	30,216,194
Cal-Maine Foods Inc.[b]	310,790	13,774,213
Calavo Growers Inc.	148,377	9,941,259
J&J Snack Foods Corp.	95,772	11,422,727

		65,354,393
GAS UTILITIES — 1.54%
Piedmont Natural Gas Co. Inc.	811,935	48,813,532

		48,813,532
HEALTH CARE EQUIPMENT & SUPPLIES — 7.29%
Abaxis Inc.	128,895	6,087,711
Analogic Corp.	63,430	5,038,879
Anika Therapeutics Inc.[a,b]	88,928	4,770,987
Cantel Medical Corp.	358,802	24,660,461
CONMED Corp.	157,672	7,525,685
CryoLife Inc.	121,668	1,436,899
Cynosure Inc. Class Aa,b	235,750	11,468,059
Haemonetics Corp.[a,b]	215,297	6,241,460
ICU Medical Inc.[a]	101,478	11,441,644
Inogen Inc.[a,b]	90,662	4,543,073
Integer Holdings Corp.[a,b]	156,579	4,842,988
Integra LifeSciences Holdings Corp.[a,b]	290,359	23,164,841
Masimo Corp.[a]	440,961	23,157,067
Meridian Bioscience Inc.	286,481	5,586,380
Merit Medical Systems Inc.[a,b]	444,259	8,809,656
Natus Medical Inc.[a]	331,834	12,543,325
Neogen Corp.[a,b]	375,839	21,140,944
NuVasive Inc.[a]	498,725	29,783,857
SurModics Inc.[a,b]	129,804	3,047,798
Vascular Solutions Inc.[a,b]	174,064	7,251,506
Zeltiq Aesthetics Inc.[a,b]	323,944	8,853,390

		231,396,610
HEALTH CARE PROVIDERS & SERVICES — 4.53%
Aceto Corp.	296,299	6,485,985
Adeptus Health Inc. Class Aa,b	88,889	4,592,006
Air Methods Corp.[a,b]	192,086	6,882,441

Security	Shares	Value
Almost Family Inc.[a,b]	87,674	$3,735,789
Amedisys Inc.[a,b]	160,084	8,081,040
AMN Healthcare Services Inc.[a,b]	480,971	19,224,411
Chemed Corp.[b]	165,591	22,571,709
CorVel Corp.[a]	101,846	4,397,710
Cross Country Healthcare Inc.[a,b]	328,685	4,575,295
Diplomat Pharmacy Inc.[a,b]	290,830	10,179,050
Ensign Group Inc. (The)	326,992	6,870,102
ExamWorks Group Inc.[a]	197,941	6,898,244
HealthEquity Inc.[a,b]	202,038	6,138,925
Landauer Inc.	63,386	2,608,968
LHC Group Inc.[a,b]	130,471	5,646,785
Providence Service Corp. (The)[a,b]	69,804	3,132,803
Quorum Health Corp.[a]	115,853	1,240,786
Surgical Care Affiliates Inc.[a,b]	272,015	12,966,955
U.S. Physical Therapy Inc.	125,360	7,547,926

		143,776,930
HEALTH CARE TECHNOLOGY — 1.59%
Computer Programs & Systems Inc.[b]	52,863	2,110,291
HealthStream Inc.[a]	244,324	6,479,473
Medidata Solutions Inc.[a,b]	573,312	26,871,133
Omnicell Inc.[a,b]	359,949	12,321,054
Quality Systems Inc.	241,215	2,872,871

		50,654,822
HOTELS, RESTAURANTS & LEISURE — 3.01%
Belmond Ltd.[a]	211,013	2,089,029
BJ’s Restaurants Inc.[a]	120,745	5,292,253
Boyd Gaming Corp.[a,b]	808,690	14,879,896
Chuy’s Holdings Inc.[a]	101,429	3,510,458
DineEquity Inc.	67,857	5,752,916
Krispy Kreme Doughnuts Inc.[a]	232,922	4,882,045
Marcus Corp. (The)	104,523	2,205,435
Monarch Casino & Resort Inc.[a,b]	109,277	2,400,816
Papa John’s International Inc.[b]	275,888	18,760,384
Popeyes Louisiana Kitchen Inc.[a,b]	219,390	11,987,470
Red Robin Gourmet Burgers Inc.[a,b]	69,542	3,298,377
Ruth’s Hospitality Group Inc.	336,954	5,374,416
Scientific Games Corp. Class Aa,b	237,825	2,185,612
Sonic Corp.	485,465	13,131,828

		95,750,935

595

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 1.76%
Cavco Industries Inc.[a]	53,923	$5,052,585
Installed Building Products Inc.[a]	166,573	6,044,934
iRobot Corp.[a,b]	120,868	4,240,049
La-Z-Boy Inc.	245,090	6,818,404
M/I Homes Inc.[a,b]	113,766	2,142,214
MDC Holdings Inc.	187,907	4,573,656
Meritage Homes Corp.[a,b]	372,111	13,969,047
TopBuild Corp.[a,b]	223,283	8,082,845
Universal Electronics Inc.[a]	68,166	4,927,039

		55,850,773
HOUSEHOLD PRODUCTS — 0.49%
WD-40 Co.	133,227	15,647,511

		15,647,511
INSURANCE — 2.78%
AMERISAFE Inc.	192,172	11,764,770
eHealth Inc.[a]	55,961	784,573
Employers Holdings Inc.	324,967	9,430,542
HCI Group Inc.	50,788	1,385,497
ProAssurance Corp.	298,096	15,963,041
RLI Corp.	380,121	26,144,722
Selective Insurance Group Inc.	311,802	11,913,955
United Fire Group Inc.	117,404	4,981,452
Universal Insurance Holdings Inc.	321,647	5,976,201

		88,344,753
INTERNET & CATALOG RETAIL — 0.41%
Blue Nile Inc.[b]	116,145	3,180,050
NutriSystem Inc.	291,353	7,388,712
PetMed Express Inc.	125,152	2,347,852

		12,916,614
INTERNET SOFTWARE & SERVICES — 1.68%
DHI Group Inc.[a]	276,262	1,721,112
LivePerson Inc.[a,b]	171,337	1,086,277
LogMeIn Inc.[a,b]	250,086	15,862,955
Monster Worldwide Inc.[a,b]	455,816	1,089,400
NIC Inc.	613,441	13,458,895
Shutterstock Inc.[a]	88,862	4,069,880
Stamps.com Inc.[a,b]	157,045	13,728,874
XO Group Inc.[a]	140,616	2,450,937

		53,468,330
IT SERVICES — 2.06%
Cardtronics Inc.[a,b]	325,842	12,971,770
CSG Systems International Inc.	243,611	9,819,959

Security	Shares	Value
ExlService Holdings Inc.[a,b]	335,061	$17,560,547
Forrester Research Inc.	53,998	1,990,366
Perficient Inc.[a,b]	192,379	3,907,218
Sykes Enterprises Inc.[a]	275,414	7,975,990
TeleTech Holdings Inc.	119,435	3,240,272
Virtusa Corp.[a]	272,155	7,859,836

		65,325,958
LEISURE PRODUCTS — 0.58%
Callaway Golf Co.	610,845	6,236,728
Sturm Ruger & Co. Inc.	189,742	12,145,385

		18,382,113
LIFE SCIENCES TOOLS & SERVICES — 0.88%
Albany Molecular Research Inc.[a,b]	272,371	3,660,666
Cambrex Corp.[a]	320,024	16,554,841
Luminex Corp.[a,b]	386,990	7,828,808

		28,044,315
MACHINERY — 3.27%
Alamo Group Inc.	50,860	3,355,234
Albany International Corp. Class A	144,298	5,761,819
Barnes Group Inc.	272,750	9,033,480
ESCO Technologies Inc.	131,924	5,269,045
Federal Signal Corp.	428,611	5,520,510
Franklin Electric Co. Inc.	157,119	5,192,783
Hillenbrand Inc.	435,129	13,071,275
John Bean Technologies Corp.	292,453	17,903,973
Lydall Inc.[a,b]	171,617	6,617,551
Proto Labs Inc.[a,b]	236,911	13,636,597
Standex International Corp.	85,787	7,088,580
Tennant Co.	88,315	4,757,529
Watts Water Technologies Inc. Class A	114,168	6,651,428

		103,859,804
MARINE — 0.44%
Matson Inc.	432,593	13,968,428

		13,968,428
MEDIA — 0.32%
EW Scripps Co. (The) Class Aa	234,599	3,716,048
World Wrestling Entertainment Inc. Class Ab	343,466	6,323,209

		10,039,257
METALS & MINING — 0.48%
AK Steel Holding Corp.[a]	1,189,593	5,543,504
Kaiser Aluminum Corp.	108,430	9,803,156

		15,346,660

596

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.42%
Carrizo Oil & Gas Inc.[a,b]	327,865	$11,753,960
Northern Oil and Gas Inc.[a,b]	249,872	1,154,409
PDC Energy Inc.[a,b]	333,923	19,237,304
Synergy Resources Corp.[a,b]	1,937,141	12,901,359

		45,047,032
PAPER & FOREST PRODUCTS — 0.68%
Deltic Timber Corp.[b]	107,228	7,198,216
KapStone Paper and Packaging Corp.	568,184	7,392,074
Neenah Paper Inc.	97,396	7,048,548

		21,638,838
PERSONAL PRODUCTS — 0.04%
Medifast Inc.	42,604	1,417,435

		1,417,435
PHARMACEUTICALS — 2.83%
ANI Pharmaceuticals Inc.[a,b]	38,297	2,137,738
Depomed Inc.[a,b]	611,781	12,003,143
Impax Laboratories Inc.[a,b]	693,851	19,996,786
Lannett Co. Inc.[a,b]	279,221	6,642,668
Medicines Co. (The)[a,b]	410,685	13,811,337
Nektar Therapeutics[a,b]	1,364,349	19,414,686
Phibro Animal Health Corp.	184,915	3,450,514
Sagent Pharmaceuticals Inc.[a,b]	114,486	1,715,000
SciClone Pharmaceuticals Inc.[a]	286,331	3,739,483
Supernus Pharmaceuticals Inc.[a,b]	346,033	7,048,692

		89,960,047
PROFESSIONAL SERVICES — 2.48%
Exponent Inc.	259,647	15,165,981
Heidrick & Struggles International Inc.	175,011	2,954,186
Insperity Inc.	89,573	6,917,723
Korn/Ferry International	574,077	11,883,394
Navigant Consulting Inc.[a]	253,574	4,095,220
On Assignment Inc.[a]	481,041	17,774,465
Resources Connection Inc.	221,434	3,272,794
TrueBlue Inc.[a]	424,939	8,039,846
WageWorks Inc.[a,b]	145,091	8,677,893

		78,781,502
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.48%
Acadia Realty Trust[b]	716,387	25,446,066
Agree Realty Corp.[b]	139,495	6,729,239

Security	Shares	Value
American Assets Trust Inc.	272,725	$11,574,449
CareTrust REIT Inc.[b]	422,566	5,822,959
Cedar Realty Trust Inc.[b]	458,486	3,406,551
CoreSite Realty Corp.[b]	305,309	27,077,855
Cousins Properties Inc.[b]	1,160,085	12,064,884
DiamondRock Hospitality Co.[b]	1,084,625	9,794,164
EastGroup Properties Inc.[b]	170,603	11,757,959
Four Corners Property Trust Inc.	539,137	11,100,831
Getty Realty Corp.[b]	179,240	3,844,698
Government Properties Income Trust[b]	180,815	4,169,594
LTC Properties Inc.[b]	235,603	12,187,743
Pennsylvania REIT[b]	270,698	5,806,472
PS Business Parks Inc.[b]	120,908	12,825,921
Retail Opportunity Investments Corp.[b]	1,006,227	21,804,939
Saul Centers Inc.[b]	68,489	4,226,456
Summit Hotel Properties Inc.[b]	629,946	8,340,485
Universal Health Realty Income Trust[b]	77,192	4,413,838
Urstadt Biddle Properties Inc. Class Ab	136,520	3,382,966

		205,778,069
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.44%
Forestar Group Inc.[a,b]	152,543	1,813,736
HFF Inc. Class A	346,962	10,020,262
RE/MAX Holdings Inc. Class A	51,683	2,080,758

		13,914,756
ROAD & RAIL — 0.42%
Heartland Express Inc.[b]	302,122	5,253,901
Knight Transportation Inc.[b]	298,789	7,941,812

		13,195,713
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.07%
Advanced Energy Industries Inc.[a]	249,548	9,472,842
CEVA Inc.[a]	204,797	5,564,334
Cirrus Logic Inc.[a,b]	622,499	24,146,736
Cohu Inc.	160,909	1,745,863
Exar Corp.[a,b]	231,417	1,862,907
Kopin Corp.[a,b]	637,135	1,414,440
MKS Instruments Inc.	272,829	11,748,017
Monolithic Power Systems Inc.	370,852	25,336,609
Nanometrics Inc.[a]	97,391	2,024,759

597

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Security	Shares	Value
Power Integrations Inc.	184,522	$9,239,016
Rambus Inc.[a,b]	1,100,595	13,295,188
Rudolph Technologies Inc.[a]	207,753	3,226,404
Semtech Corp.[a]	255,168	6,088,308
Tessera Technologies Inc.	460,669	14,114,898

		129,280,321
SOFTWARE — 4.02%
Blackbaud Inc.	475,338	32,275,450
Bottomline Technologies de Inc.[a,b]	201,464	4,337,520
Ebix Inc.[b]	256,061	12,265,322
Interactive Intelligence Group Inc.[a,b]	80,042	3,280,922
MicroStrategy Inc. Class Aa,b	48,874	8,553,927
Monotype Imaging Holdings Inc.	239,811	5,906,545
Progress Software Corp.[a]	307,040	8,431,318
Qualys Inc.[a]	173,343	5,167,355
Synchronoss Technologies Inc.[a,b]	402,402	12,820,528
Take-Two Interactive Software Inc.[a,b]	849,000	32,194,080
VASCO Data Security International Inc.[a]	155,942	2,555,889

		127,788,856
SPECIALTY RETAIL — 2.23%
Asbury Automotive Group Inc.[a,b]	102,109	5,385,229
Five Below Inc.[a,b]	224,591	10,423,268
Francesca’s Holdings Corp.[a,b]	406,816	4,495,317
Lithia Motors Inc. Class A	238,529	16,952,256
MarineMax Inc.[a,b]	136,052	2,308,802
Monro Muffler Brake Inc.	323,008	20,530,388
Outerwall Inc.[b]	105,625	4,436,250
Select Comfort Corp.[a,b]	289,233	6,183,802

		70,715,312
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.97%
Cray Inc.[a,b]	407,567	12,194,405
Electronics For Imaging Inc.[a,b]	324,972	13,986,795
Super Micro Computer Inc.[a,b]	187,391	4,656,666

		30,837,866
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
G-III Apparel Group Ltd.[a,b]	260,860	11,926,519
Oxford Industries Inc.	85,382	4,834,329
Steven Madden Ltd.[a,b]	278,176	9,508,056
Tumi Holdings Inc.[a]	274,949	7,352,136

		33,621,040

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 1.13%
Bank Mutual Corp.	423,065	$3,249,139
BofI Holding Inc.[a,b]	573,881	10,163,433
LendingTree Inc.[a,b]	68,962	6,091,414
Northfield Bancorp. Inc.	391,745	5,809,578
Oritani Financial Corp.	266,167	4,256,010
Walker & Dunlop Inc.[a,b]	272,759	6,213,450

		35,783,024
WATER UTILITIES — 0.44%
American States Water Co.	226,510	9,925,668
California Water Service Group	114,898	4,013,387

		13,939,055

TOTAL COMMON STOCKS
(Cost: $2,900,420,363)		3,172,012,786

SHORT-TERM INVESTMENTS — 12.24%

MONEY MARKET FUNDS — 12.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	366,961,420	366,961,420
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	20,201,244	20,201,244
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	1,669,397	1,669,397

		388,832,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $388,832,061)		388,832,061

TOTAL INVESTMENTS IN SECURITIES — 112.11%
(Cost: $3,289,252,424)[f]		3,560,844,847
Other Assets, Less Liabilities — (12.11)%		(384,592,317)

NET ASSETS — 100.00%		$3,176,252,530

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $3,337,789,399. Net unrealized appreciation was $223,055,448, of which $436,315,920 represented gross unrealized appreciation on securities and $213,260,472 represented gross unrealized depreciation on securities.

598

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	35	Sep. 2016	ICE Markets Equity	$3,996,896	$4,015,900	$19,004

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,172,012,786	$—	$—	$3,172,012,786
Money market funds	388,832,061	—	—	388,832,061

Total	$3,560,844,847	$—	$—	$3,560,844,847

Derivative financial instruments[a]:
Assets:
Futures contracts	$19,004	$—	$—	$19,004

Total	$19,004	$—	$—	$19,004

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

599

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.78%
AAR Corp.	398,199	$9,293,965
Aerojet Rocketdyne Holdings Inc.[a,b]	228,079	4,169,284
Aerovironment Inc.[a,b]	250,369	6,960,258
American Science & Engineering Inc.	54,489	2,038,434
Cubic Corp.	266,258	10,692,921
Engility Holdings Inc.[a,b]	211,171	4,459,932
Mercury Systems Inc.[a,b]	171,354	4,259,861
Moog Inc. Class Aa	399,770	21,555,598
National Presto Industries Inc.	24,504	2,311,952

		65,742,205
AIR FREIGHT & LOGISTICS — 1.10%
Atlas Air Worldwide Holdings Inc.[a,b]	302,225	12,518,159
Echo Global Logistics Inc.[a,b]	305,225	6,843,145
Forward Air Corp.	115,314	5,134,932
Hub Group Inc. Class Aa	416,638	15,986,400

		40,482,636
AIRLINES — 0.45%
SkyWest Inc.	625,630	16,554,170

		16,554,170
AUTO COMPONENTS — 0.89%
American Axle & Manufacturing Holdings Inc.[a,b]	466,663	6,757,280
Dorman Products Inc.[a,b]	121,247	6,935,329
Motorcar Parts of America Inc.[a]	89,526	2,433,317
Standard Motor Products Inc.	240,673	9,573,972
Superior Industries International Inc.	272,744	7,304,084

		33,003,982
AUTOMOBILES — 0.09%
Winnebago Industries Inc.	138,795	3,181,181

		3,181,181
BANKS — 7.37%
Banc of California Inc.	168,830	3,055,823
Boston Private Financial Holdings Inc.	1,010,423	11,902,783
Brookline Bancorp. Inc.	344,631	3,801,280
Cardinal Financial Corp.	112,114	2,459,781

Security	Shares	Value
Central Pacific Financial Corp.	141,062	$3,329,063
City Holding Co.	79,037	3,593,812
Columbia Banking System Inc.	191,291	5,367,625
Community Bank System Inc.	236,566	9,720,497
Customers Bancorp. Inc.[a,b]	306,766	7,709,030
CVB Financial Corp.	391,572	6,417,865
First BanCorp./Puerto Rico[a]	1,431,237	5,682,011
First Commonwealth Financial Corp.	380,328	3,499,018
First Financial Bancorp.	753,277	14,651,238
First NBC Bank Holding Co.[a]	78,044	1,310,359
Glacier Bancorp. Inc.	315,778	8,393,379
Great Western Bancorp. Inc.	321,832	10,150,581
Independent Bank Corp./Rockland MA	93,285	4,263,125
MB Financial Inc.	300,939	10,918,067
NBT Bancorp. Inc.	261,987	7,500,688
OFG Bancorp.	536,894	4,456,220
Old National Bancorp./IN	1,640,654	20,557,395
S&T Bancorp. Inc.	153,818	3,760,850
Southside Bancshares Inc.	297,225	9,190,182
Sterling Bancorp./DE	483,563	7,591,939
Texas Capital Bancshares Inc.[a,b]	246,078	11,506,607
Tompkins Financial Corp.[b]	46,465	3,020,225
UMB Financial Corp.	511,746	27,230,005
United Bankshares Inc./WVb	355,338	13,328,728
United Community Banks Inc./GA	249,241	4,558,618
Westamerica Bancorp.	174,109	8,576,609
Wilshire Bancorp. Inc.	276,679	2,882,995
Wintrust Financial Corp.	627,257	31,990,107

		272,376,505
BIOTECHNOLOGY — 0.31%
AMAG Pharmaceuticals Inc.[a,b]	186,004	4,449,216
Enanta Pharmaceuticals Inc.[a,b]	162,694	3,587,403
Spectrum Pharmaceuticals Inc.[a,b]	499,946	3,284,645

		11,321,264
BUILDING PRODUCTS — 0.45%
Gibraltar Industries Inc.[a]	199,660	6,303,266
Quanex Building Products Corp.	156,027	2,900,542
Simpson Manufacturing Co. Inc.	190,362	7,608,769

		16,812,577
CAPITAL MARKETS — 0.80%
Calamos Asset Management Inc. Class A	215,161	1,572,827

600

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
Greenhill & Co. Inc.	221,078	$3,559,356
Interactive Brokers Group Inc. Class A	220,143	7,793,062
INTL. FCStone Inc.[a]	183,840	5,016,994
Investment Technology Group Inc.	160,216	2,678,811
Piper Jaffray Companies[a]	172,849	6,516,407
Virtus Investment Partners Inc.	35,616	2,535,147

		29,672,604
CHEMICALS — 3.95%
A Schulman Inc.	355,964	8,692,641
American Vanguard Corp.	162,844	2,460,573
Calgon Carbon Corp.	616,885	8,112,038
Chemours Co. (The)	2,208,893	18,201,278
Flotek Industries Inc.[a,b]	656,242	8,662,394
FutureFuel Corp.	276,620	3,009,626
Hawkins Inc.	116,089	5,039,423
HB Fuller Co.	607,747	26,734,790
Innophos Holdings Inc.	235,876	9,956,326
Intrepid Potash Inc.[a,b]	705,330	1,015,675
Koppers Holdings Inc.[a]	251,500	7,728,595
Kraton Performance Polymers Inc.[a,b]	375,817	10,496,569
LSB Industries Inc.[a,b]	251,741	3,041,031
Quaker Chemical Corp.	83,958	7,489,054
Rayonier Advanced Materials Inc.	528,063	7,176,376
Stepan Co.	222,935	13,271,321
Tredegar Corp.	303,242	4,888,261

		145,975,971
COMMERCIAL SERVICES & SUPPLIES — 3.87%
ABM Industries Inc.	682,538	24,898,986
Brady Corp. Class A	290,487	8,877,283
Brink’s Co. (The)	600,543	17,109,470
Essendant Inc.	452,487	13,828,003
G&K Services Inc. Class A	122,813	9,403,791
Mobile Mini Inc.	254,712	8,823,224
Multi-Color Corp.	56,239	3,565,553
Team Inc.[a,b]	230,628	5,726,493
Tetra Tech Inc.	705,032	21,676,209
UniFirst Corp./MA	186,070	21,532,020
Viad Corp.	247,006	7,657,186

		143,098,218
COMMUNICATIONS EQUIPMENT — 1.69%
ADTRAN Inc.	596,688	11,128,231

Security	Shares	Value
Bel Fuse Inc. Class B	107,529	$1,911,866
Black Box Corp.	183,111	2,395,092
CalAmp Corp.[a,b]	174,145	2,579,087
Comtech Telecommunications Corp.	285,402	3,664,562
Digi International Inc.[a]	135,492	1,453,829
Harmonic Inc.[a,b]	948,921	2,704,425
Ixia[a,b]	279,686	2,746,517
Lumentum Holdings Inc.[a]	335,406	8,116,825
NETGEAR Inc.[a]	147,010	6,988,855
Viavi Solutions Inc.[a]	2,830,256	18,764,597

		62,453,886
CONSTRUCTION & ENGINEERING — 0.42%
Aegion Corp.[a,b]	428,090	8,352,036
MYR Group Inc.[a]	222,643	5,361,244
Orion Group Holdings Inc.[a,b]	332,830	1,767,327

		15,480,607
CONSUMER FINANCE — 1.77%
Cash America International Inc.	292,393	12,461,790
Encore Capital Group Inc.[a,b]	276,044	6,495,315
Enova International Inc.[a,b]	327,286	2,408,825
Ezcorp Inc. Class Aa,b	623,087	4,710,538
First Cash Financial Services Inc.[b]	343,822	17,648,383
Green Dot Corp. Class Aa,b	526,837	12,111,983
PRA Group Inc.[a,b]	203,790	4,919,490
World Acceptance Corp.[a,b]	102,358	4,667,525

		65,423,849
CONTAINERS & PACKAGING — 0.10%
Myers Industries Inc.	268,249	3,862,786

		3,862,786
DISTRIBUTORS — 0.35%
Core-Mark Holding Co. Inc.	259,264	12,149,111
VOXX International Corp.[a]	252,522	704,536

		12,853,647
DIVERSIFIED CONSUMER SERVICES — 0.82%
American Public Education Inc.[a,b]	196,103	5,510,494
Capella Education Co.	129,662	6,825,408
Career Education Corp.[a,b]	835,286	4,969,952
Regis Corp.[a,b]	454,679	5,660,753
Strayer Education Inc.[a,b]	136,125	6,687,821
Universal Technical Institute Inc.	275,699	623,080

		30,277,508

601

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.15%
ATN International Inc.	66,054	$5,139,662
Cincinnati Bell Inc.[a,b]	899,399	4,110,253
Cogent Communications Holdings Inc.	170,756	6,840,485
Consolidated Communications Holdings Inc.	345,770	9,418,775
Inteliquent Inc.	233,343	4,641,192
Iridium Communications Inc.[a,b]	989,731	8,788,811
Lumos Networks Corp.[a]	285,196	3,450,872

		42,390,050
ELECTRIC UTILITIES — 1.62%
ALLETE Inc.	563,554	36,422,495
El Paso Electric Co.	492,661	23,288,086

		59,710,581
ELECTRICAL EQUIPMENT — 1.44%
Encore Wire Corp.	252,243	9,403,619
EnerSys	526,311	31,299,715
General Cable Corp.	600,645	7,634,198
Powell Industries Inc.	107,306	4,221,418
Vicor Corp.[a]	61,261	616,898

		53,175,848
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.98%
Agilysys Inc.[a,b]	108,185	1,132,697
Anixter International Inc.[a]	345,994	18,434,560
Badger Meter Inc.	58,676	4,285,108
Benchmark Electronics Inc.[a,b]	600,626	12,703,240
Coherent Inc.[a,b]	133,157	12,221,150
CTS Corp.	399,662	7,161,943
Daktronics Inc.	475,670	2,972,938
DTS Inc./CAa,b	95,007	2,512,935
Electro Scientific Industries Inc.[a]	338,643	1,977,675
ePlus Inc.[a]	33,141	2,710,602
FARO Technologies Inc.[a]	203,181	6,873,613
Insight Enterprises Inc.[a]	447,179	11,626,654
Itron Inc.[a,b]	461,284	19,881,341
Littelfuse Inc.	84,713	10,012,230
MTS Systems Corp.	102,273	4,483,648
Park Electrochemical Corp.	248,009	3,603,571
Plexus Corp.[a]	405,932	17,536,263
QLogic Corp.[a]	1,012,910	14,930,293
Rofin-Sinar Technologies Inc.[a,b]	345,201	11,025,720

Security	Shares	Value
Rogers Corp.[a,b]	219,264	$13,397,030
Sanmina Corp.[a]	896,042	24,022,886
ScanSource Inc.[a]	312,664	11,602,961
TTM Technologies Inc.[a,b]	795,019	5,986,493

		221,095,551
ENERGY EQUIPMENT & SERVICES — 2.78%
Archrock Inc.	849,119	7,998,701
Atwood Oceanics Inc.[b]	710,927	8,900,806
Basic Energy Services Inc.[a,b]	502,045	843,436
Bristow Group Inc.	427,379	4,876,394
CARBO Ceramics Inc.[b]	240,059	3,144,773
Era Group Inc.[a,b]	241,300	2,268,220
Exterran Corp.[a]	429,228	5,515,580
Geospace Technologies Corp.[a,b]	164,200	2,687,954
Gulf Island Fabrication Inc.	165,724	1,150,125
Gulfmark Offshore Inc. Class Aa	313,606	981,587
Helix Energy Solutions Group Inc.[a,b]	1,219,475	8,243,651
Hornbeck Offshore Services Inc.[a,b]	391,496	3,265,077
Matrix Service Co.[a]	157,729	2,600,951
Newpark Resources Inc.[a]	1,026,933	5,945,942
Pioneer Energy Services Corp.[a,b]	791,817	3,642,358
SEACOR Holdings Inc.[a,b]	193,989	11,241,662
Tesco Corp.	566,314	3,788,641
TETRA Technologies Inc.[a]	510,584	3,252,420
Tidewater Inc.	580,279	2,559,030
U.S. Silica Holdings Inc.	294,062	10,136,317
Unit Corp.[a,b]	626,633	9,750,409

		102,794,034
FOOD & STAPLES RETAILING — 0.69%
Andersons Inc. (The)	320,018	11,373,440
SpartanNash Co.	456,376	13,955,978

		25,329,418
FOOD PRODUCTS — 1.65%
Darling Ingredients Inc.[a]	2,002,155	29,832,109
J&J Snack Foods Corp.	62,799	7,490,037
Sanderson Farms Inc.[b]	241,814	20,950,765
Seneca Foods Corp. Class Aa	73,743	2,670,234

		60,943,145
GAS UTILITIES — 2.48%
Northwest Natural Gas Co.	334,602	21,688,902
South Jersey Industries Inc.	966,928	30,574,263
Spire Inc.	555,046	39,319,459

		91,582,624

602

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.57%
Abaxis Inc.	100,813	$4,761,398
Analogic Corp.	74,036	5,881,420
AngioDynamics Inc.[a,b]	323,258	4,645,217
Anika Therapeutics Inc.[a,b]	66,829	3,585,376
CONMED Corp.	122,901	5,866,065
CryoLife Inc.	166,527	1,966,684
Haemonetics Corp.[a]	360,748	10,458,085
ICU Medical Inc.[a,b]	53,006	5,976,426
Inogen Inc.[a,b]	67,666	3,390,743
Integer Holdings Corp.[a,b]	117,488	3,633,904
Invacare Corp.	368,748	4,472,913
Meridian Bioscience Inc.[b]	165,182	3,221,049

		57,859,280
HEALTH CARE PROVIDERS & SERVICES — 2.77%
Adeptus Health Inc. Class Aa,b	56,417	2,914,502
Air Methods Corp.[a,b]	191,703	6,868,718
Amedisys Inc.[a,b]	147,241	7,432,726
Diplomat Pharmacy Inc.[a,b]	88,942	3,112,970
Ensign Group Inc. (The)	171,705	3,607,522
ExamWorks Group Inc.[a,b]	241,236	8,407,075
HealthEquity Inc.[a,b]	185,587	5,639,061
Healthways Inc.[a,b]	384,390	4,439,705
Kindred Healthcare Inc.	1,037,382	11,712,043
Landauer Inc.	40,021	1,647,264
Magellan Health Inc.[a]	274,113	18,028,412
PharMerica Corp.[a]	374,636	9,238,524
Providence Service Corp. (The)[a]	64,506	2,895,029
Quorum Health Corp.[a]	220,997	2,366,878
Select Medical Holdings Corp.[a]	1,278,630	13,898,708

		102,209,137
HEALTH CARE TECHNOLOGY — 0.64%
Computer Programs & Systems Inc.	67,136	2,680,069
HMS Holdings Corp.[a,b]	1,024,426	18,040,142
Quality Systems Inc.	252,018	3,001,534

		23,721,745
HOTELS, RESTAURANTS & LEISURE — 2.78%
Belmond Ltd.[a,b]	809,242	8,011,496
Biglari Holdings Inc.[a,b]	12,878	5,194,212
BJ’s Restaurants Inc.[a]	94,364	4,135,974
Bob Evans Farms Inc./DE	241,358	9,159,536
Chuy’s Holdings Inc.[a,b]	79,365	2,746,823

Security	Shares	Value
DineEquity Inc.	119,138	$10,100,520
Interval Leisure Group Inc.	1,349,266	21,453,329
Krispy Kreme Doughnuts Inc.[a]	460,885	9,660,150
Marcus Corp. (The)	102,780	2,168,658
Marriott Vacations Worldwide Corp.	298,798	20,464,675
Red Robin Gourmet Burgers Inc.[a]	81,797	3,879,632
Ruby Tuesday Inc.[a]	742,745	2,681,309
Scientific Games Corp. Class Aa,b	330,705	3,039,179

		102,695,493
HOUSEHOLD DURABLES — 1.40%
Cavco Industries Inc.[a,b]	35,639	3,339,374
Ethan Allen Interiors Inc.	311,005	10,275,605
iRobot Corp.[a,b]	187,716	6,585,077
La-Z-Boy Inc.	310,220	8,630,321
M/I Homes Inc.[a,b]	162,339	3,056,844
MDC Holdings Inc.	248,880	6,057,739
TopBuild Corp.[a]	197,055	7,133,391
Universal Electronics Inc.[a,b]	93,336	6,746,326

		51,824,677
HOUSEHOLD PRODUCTS — 0.31%
Central Garden & Pet Co.[a,b]	121,837	2,781,539
Central Garden & Pet Co. Class Aa	404,081	8,772,598

		11,554,137
INSURANCE — 3.05%
American Equity Investment Life Holding Co.	950,959	13,551,166
eHealth Inc.[a,b]	136,771	1,917,529
HCI Group Inc.	44,955	1,226,372
Horace Mann Educators Corp.	488,503	16,506,516
Infinity Property & Casualty Corp.	122,692	9,896,337
Navigators Group Inc. (The)	134,543	12,373,920
ProAssurance Corp.	284,998	15,261,643
Safety Insurance Group Inc.	171,360	10,552,349
Selective Insurance Group Inc.	308,398	11,783,888
Stewart Information Services Corp.	271,849	11,257,267
United Fire Group Inc.	117,094	4,968,298
United Insurance Holdings Corp.[b]	219,515	3,595,656

		112,890,941
INTERNET & CATALOG RETAIL — 0.19%
FTD Companies Inc.[a,b]	216,624	5,406,935
PetMed Express Inc.	95,113	1,784,320

		7,191,255

603

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.59%
Blucora Inc.[a,b]	505,223	$5,234,110
DHI Group Inc.[a]	175,867	1,095,651
Liquidity Services Inc.[a,b]	302,473	2,371,388
LivePerson Inc.[a,b]	396,365	2,512,954
Monster Worldwide Inc.[a,b]	535,937	1,280,890
QuinStreet Inc.[a,b]	442,961	1,572,512
Shutterstock Inc.[a]	122,687	5,619,065
XO Group Inc.[a]	119,431	2,081,682

		21,768,252
IT SERVICES — 1.66%
CACI International Inc. Class Aa	295,901	26,752,409
Cardtronics Inc.[a,b]	154,555	6,152,835
CIBER Inc.[a]	901,910	1,352,865
CSG Systems International Inc.	99,223	3,999,679
Forrester Research Inc.	56,575	2,085,354
ManTech International Corp./VA Class A	298,767	11,299,368
Perficient Inc.[a]	207,531	4,214,955
Sykes Enterprises Inc.[a]	137,603	3,984,983
TeleTech Holdings Inc.	54,247	1,471,721

		61,314,169
LEISURE PRODUCTS — 0.18%
Arctic Cat Inc.	160,843	2,734,331
Callaway Golf Co.	402,290	4,107,381

		6,841,712
MACHINERY — 5.68%
Actuant Corp. Class A	716,867	16,208,363
Alamo Group Inc.	52,846	3,486,251
Albany International Corp. Class A	175,690	7,015,302
Astec Industries Inc.	230,128	12,921,687
Barnes Group Inc.	282,983	9,372,397
Briggs & Stratton Corp.	528,006	11,183,167
Chart Industries Inc.[a,b]	372,941	8,999,066
CIRCOR International Inc.	200,067	11,401,818
EnPro Industries Inc.	264,647	11,747,680
ESCO Technologies Inc.	153,965	6,149,362
Federal Signal Corp.	216,236	2,785,120
Franklin Electric Co. Inc.	275,593	9,108,349
Greenbrier Companies Inc. (The)[b]	311,660	9,078,656
Harsco Corp.	977,569	6,491,058
Hillenbrand Inc.	238,327	7,159,343

Security	Shares	Value
Lindsay Corp.[b]	131,321	$8,911,443
Mueller Industries Inc.	695,242	22,164,315
SPX Corp.	507,522	7,536,702
SPX FLOW Inc.[a]	507,750	13,237,042
Standex International Corp.	51,686	4,270,814
Tennant Co.	107,846	5,809,664
Titan International Inc.	532,279	3,300,130
Watts Water Technologies Inc. Class A	200,259	11,667,089

		210,004,818
MEDIA — 1.07%
EW Scripps Co. (The) Class Aa,b	364,717	5,777,117
Gannett Co. Inc.	1,418,334	19,587,192
Harte-Hanks Inc.	595,730	947,211
Scholastic Corp.[b]	324,465	12,852,059
Sizmek Inc.[a]	243,030	556,539

		39,720,118
METALS & MINING — 1.57%
AK Steel Holding Corp.[a,b]	1,453,289	6,772,327
Century Aluminum Co.[a,b]	607,380	3,844,716
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Haynes International Inc.	152,564	4,894,253
Kaiser Aluminum Corp.	76,909	6,953,343
Materion Corp.	244,574	6,055,652
Olympic Steel Inc.	111,746	3,051,783
Stillwater Mining Co.[a,b]	1,474,027	17,481,960
SunCoke Energy Inc.	784,478	4,565,662
TimkenSteel Corp.	465,036	4,473,646

		58,095,116
MULTI-UTILITIES — 1.93%
Avista Corp.	768,953	34,449,094
NorthWestern Corp.	586,256	36,975,166

		71,424,260
MULTILINE RETAIL — 0.29%
Fred’s Inc. Class A	427,207	6,882,305
Tuesday Morning Corp.[a,b]	545,049	3,826,244

		10,708,549
OIL, GAS & CONSUMABLE FUELS — 1.14%
Bill Barrett Corp.[a,b]	615,359	3,932,144
Bonanza Creek Energy Inc.[a,b]	496,139	997,239
Carrizo Oil & Gas Inc.[a,b]	266,482	9,553,380
Cloud Peak Energy Inc.[a,b]	745,003	1,534,706

604

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
Contango Oil & Gas Co.[a,b]	216,322	$2,647,781
Green Plains Inc.	440,960	8,695,731
Northern Oil and Gas Inc.[a,b]	352,708	1,629,511
PDC Energy Inc.[a,b]	158,100	9,108,141
REX American Resources Corp.[a,b]	67,425	4,034,038

		42,132,671
PAPER & FOREST PRODUCTS — 1.59%
Boise Cascade Co.[a]	472,239	10,837,885
Clearwater Paper Corp.[a,b]	208,321	13,617,944
KapStone Paper and Packaging Corp.	356,951	4,643,932
Neenah Paper Inc.	85,803	6,209,563
PH Glatfelter Co.	530,173	10,370,184
Schweitzer-Mauduit International Inc.	372,106	13,127,900

		58,807,408
PERSONAL PRODUCTS — 0.22%
Inter Parfums Inc.	208,518	5,957,359
Medifast Inc.	62,584	2,082,170

		8,039,529
PHARMACEUTICALS — 0.54%
ANI Pharmaceuticals Inc.[a,b]	46,552	2,598,533
Medicines Co. (The)[a,b]	347,475	11,685,584
Sagent Pharmaceuticals Inc.[a,b]	151,584	2,270,728
SciClone Pharmaceuticals Inc.[a]	261,062	3,409,470

		19,964,315
PROFESSIONAL SERVICES — 1.02%
CDI Corp.	176,648	1,077,553
Insperity Inc.	89,246	6,892,468
Kelly Services Inc. Class A	362,860	6,883,454
Navigant Consulting Inc.[a]	273,791	4,421,725
Resources Connection Inc.	178,827	2,643,063
WageWorks Inc.[a,b]	264,690	15,831,109

		37,749,372
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.17%
Agree Realty Corp.[b]	118,337	5,708,577
American Assets Trust Inc.	148,860	6,317,618
Capstead Mortgage Corp.[b]	1,168,937	11,338,689
CareTrust REIT Inc.	191,939	2,644,919
Cedar Realty Trust Inc.[b]	360,767	2,680,499
Chesapeake Lodging Trust	731,447	17,006,143

Security	Shares	Value
Cousins Properties Inc.[b]	1,021,504	$10,623,641
DiamondRock Hospitality Co.[b]	1,125,867	10,166,579
EastGroup Properties Inc.	183,846	12,670,666
Franklin Street Properties Corp.	1,085,959	13,324,717
GEO Group Inc. (The)	899,888	30,758,172
Getty Realty Corp.[b]	102,742	2,203,816
Government Properties Income Trust[b]	507,651	11,706,432
Kite Realty Group Trust[b]	1,014,264	28,429,820
Lexington Realty Trust[b]	2,573,727	26,020,380
LTC Properties Inc.[b]	175,633	9,085,495
Parkway Properties Inc./Md	992,900	16,611,217
Pennsylvania REIT	516,309	11,074,828
PS Business Parks Inc.	90,296	9,578,600
Sabra Health Care REIT Inc.[b]	794,672	16,398,057
Saul Centers Inc.	55,873	3,447,923
Summit Hotel Properties Inc.[b]	298,879	3,957,158
Universal Health Realty Income Trust	13,549	774,732
Urstadt Biddle Properties Inc. Class Ab	100,862	2,499,360

		265,028,038
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
Forestar Group Inc.[a,b]	229,676	2,730,848
RE/MAX Holdings Inc. Class A	152,939	6,157,324

		8,888,172
ROAD & RAIL — 1.08%
ArcBest Corp.	295,655	4,804,394
Celadon Group Inc.	340,291	2,780,177
Heartland Express Inc.[b]	353,463	6,146,722
Knight Transportation Inc.	378,886	10,070,790
Marten Transport Ltd.	281,105	5,565,879
Roadrunner Transportation Systems Inc.[a]	373,347	2,785,169
Saia Inc.[a]	305,060	7,669,208

		39,822,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.90%
Advanced Energy Industries Inc.[a]	178,665	6,782,123
Brooks Automation Inc.	836,432	9,384,767
Cabot Microelectronics Corp.	288,170	12,201,118
Cohu Inc.	116,992	1,269,363
Diodes Inc.[a]	471,339	8,856,460

605

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
DSP Group Inc.[a]	267,322	$2,836,286
Exar Corp.[a]	316,476	2,547,632
Kulicke & Soffa Industries Inc.[a]	857,642	10,437,503
MKS Instruments Inc.	318,499	13,714,567
Nanometrics Inc.[a]	179,473	3,731,244
Power Integrations Inc.	126,554	6,336,559
Rudolph Technologies Inc.[a]	124,614	1,935,255
Semtech Corp.[a,b]	485,131	11,575,226
Ultratech Inc.[a]	325,819	7,484,062
Veeco Instruments Inc.[a,b]	485,901	8,046,521

		107,138,686
SOFTWARE — 1.64%
Bottomline Technologies de Inc.[a,b]	217,736	4,687,856
Epiq Systems Inc.	398,208	5,813,837
Interactive Intelligence Group Inc.[a,b]	118,726	4,866,579
MicroStrategy Inc. Class Aa,b	54,934	9,614,549
Monotype Imaging Holdings Inc.	203,707	5,017,303
Progress Software Corp.[a,b]	239,542	6,577,823
Qualys Inc.[a,b]	87,026	2,594,245
Rovi Corp.[a,b]	956,160	14,954,342
Tangoe Inc.[a,b]	459,004	3,543,511
VASCO Data Security International Inc.[a]	176,179	2,887,574

		60,557,619
SPECIALTY RETAIL — 5.82%
Asbury Automotive Group Inc.[a,b]	145,879	7,693,658
Barnes & Noble Education Inc.[a,b]	477,642	4,848,066
Barnes & Noble Inc.	737,684	8,372,713
Big 5 Sporting Goods Corp.	224,968	2,085,453
Buckle Inc. (The)[b]	341,310	8,870,647
Caleres Inc.	531,770	12,874,152
Cato Corp. (The) Class A	315,563	11,903,036
Children’s Place Inc. (The)	229,752	18,421,515
Express Inc.[a]	833,857	12,099,265
Finish Line Inc. (The) Class A	514,535	10,388,462
Five Below Inc.[a,b]	393,035	18,240,754
Genesco Inc.[a,b]	254,575	16,371,718
Group 1 Automotive Inc.	255,450	12,609,012
Haverty Furniture Companies Inc.	246,041	4,436,119
Hibbett Sports Inc.[a,b]	272,762	9,489,390
Kirkland’s Inc.[a]	174,751	2,565,345
Lumber Liquidators Holdings Inc.[a,b]	331,080	5,105,254

Security	Shares	Value
MarineMax Inc.[a,b]	130,184	$2,209,223
Outerwall Inc.[b]	82,213	3,452,946
Rent-A-Center Inc./TX	647,449	7,950,674
Select Comfort Corp.[a,b]	216,843	4,636,103
Sonic Automotive Inc. Class A	350,614	5,999,006
Stage Stores Inc.	335,266	1,636,098
Stein Mart Inc.	365,743	2,823,536
Tailored Brands Inc.	593,178	7,509,634
Vitamin Shoppe Inc.[a,b]	295,838	9,043,768
Zumiez Inc.[a,b]	231,486	3,312,565

		214,948,112
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
Electronics For Imaging Inc.[a,b]	178,093	7,665,123
Super Micro Computer Inc.[a,b]	227,522	5,653,921

		13,319,044
TEXTILES, APPAREL & LUXURY GOODS — 2.37%
Crocs Inc.[a,b]	893,904	10,083,237
G-III Apparel Group Ltd.[a,b]	171,201	7,827,310
Iconix Brand Group Inc.[a,b]	593,623	4,012,891
Movado Group Inc.	200,105	4,338,276
Oxford Industries Inc.	75,736	4,288,172
Perry Ellis International Inc.[a]	143,888	2,895,027
Steven Madden Ltd.[a,b]	338,987	11,586,576
Tumi Holdings Inc.[a]	349,051	9,333,624
Unifi Inc.[a,b]	183,108	4,986,031
Vera Bradley Inc.[a,b]	248,711	3,524,235
Wolverine World Wide Inc.	1,211,417	24,615,993

		87,491,372
THRIFTS & MORTGAGE FINANCE — 1.78%
Astoria Financial Corp.	1,111,126	17,033,562
Dime Community Bancshares Inc.	376,261	6,400,200
Northwest Bancshares Inc.[b]	1,239,879	18,387,405
Oritani Financial Corp.	146,918	2,349,219
Provident Financial Services Inc.	720,482	14,150,266
TrustCo Bank Corp. NY	1,164,870	7,466,817

		65,787,469
TOBACCO — 0.43%
Universal Corp./VA	276,609	15,971,404

		15,971,404
TRADING COMPANIES & DISTRIBUTORS — 1.12%
Applied Industrial Technologies Inc.	474,981	21,440,642

606

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Security	Shares	Value
DXP Enterprises Inc.[a,b]	156,953	$2,343,308
Kaman Corp.	329,584	14,013,912
Veritiv Corp.[a,b]	100,144	3,763,412

		41,561,274
WATER UTILITIES — 0.62%
American States Water Co.	169,445	7,425,080
California Water Service Group[b]	443,956	15,507,383

		22,932,463
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Spok Holdings Inc.	251,830	4,826,322

		4,826,322

TOTAL COMMON STOCKS
(Cost: $3,651,950,001)		3,690,384,115

SHORT-TERM INVESTMENTS — 8.50%

MONEY MARKET FUNDS — 8.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	292,809,788	292,809,788
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	16,119,193	16,119,193
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	5,024,867	5,024,867

		313,953,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $313,953,848)		313,953,848

TOTAL INVESTMENTS IN SECURITIES — 108.35%
(Cost: $3,965,903,849)[f]		4,004,337,963
Other Assets, Less Liabilities — (8.35)%		(308,572,353)

NET ASSETS — 100.00%		$3,695,765,610

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $4,068,253,147. Net unrealized depreciation was $63,915,184, of which $395,003,146 represented gross unrealized appreciation on securities and $458,918,330 represented gross unrealized depreciation on securities.

607

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	34	Sep. 2016	ICE Markets Equity	$3,752,544	$3,901,160	$148,616

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,690,382,341	$—	$1,774	$3,690,384,115
Money market funds	313,953,848	—	—	313,953,848

Total	$4,004,336,189	$—	$1,774	$4,004,337,963

Derivative financial instruments[a]:
Assets:
Futures contracts	$148,616	$—	$—	$148,616

Total	$148,616	$—	$—	$148,616

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

608

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 93.70%
AAR Corp.	313,291	$7,312,212
Aerojet Rocketdyne Holdings Inc.[a,b]	504,437	9,221,108
Aerovironment Inc.[a,b]	218,779	6,082,056
Astronics Corp.[a]	191,052	6,354,389
B/E Aerospace Inc.	374,875	17,309,853
Boeing Co. (The)	524,094	68,064,088
BWX Technologies Inc.	447,592	16,010,366
Cubic Corp.	193,083	7,754,213
Curtiss-Wright Corp.	186,859	15,742,871
DigitalGlobe Inc.[a,b]	441,694	9,447,835
Engility Holdings Inc.[a,b]	235,717	4,978,343
Esterline Technologies Corp.[a,b]	175,222	10,870,773
General Dynamics Corp.	356,738	49,672,199
HEICO Corp. Class A	215,331	11,552,508
HEICO Corp.[b]	143,660	9,597,925
Hexcel Corp.	379,717	15,811,416
Huntington Ingalls Industries Inc.	139,121	23,376,502
KLX Inc.[a,b]	326,719	10,128,289
L-3 Communications Holdings Inc.	185,885	27,267,471
Lockheed Martin Corp.	259,002	64,276,526
Moog Inc. Class Aa	205,374	11,073,766
Northrop Grumman Corp.	228,102	50,702,513
Orbital ATK Inc.	210,732	17,941,722
Raytheon Co.	369,678	50,257,724
Rockwell Collins Inc.	308,029	26,225,589
Spirit AeroSystems Holdings Inc. Class Aa	421,709	18,133,487
TASER International Inc.[a,b]	401,432	9,987,628
Teledyne Technologies Inc.[a,b]	153,701	15,224,084
Textron Inc.	668,327	24,434,035
TransDigm Group Inc.[a]	114,346	30,151,897
Triumph Group Inc.	296,791	10,536,080
United Technologies Corp.	682,087	69,948,022

		725,447,490
AIRPORT SERVICES — 0.93%
Wesco Aircraft Holdings Inc.[a,b]	538,511	7,226,818

		7,226,818

Security	Shares	Value
INDUSTRIAL MACHINERY — 1.39%
RBC Bearings Inc.[a,b]	148,446	$10,762,335

		10,762,335
IT CONSULTING & OTHER SERVICES — 1.10%
ManTech International Corp./VA Class A	224,230	8,480,379

		8,480,379
LEISURE PRODUCTS — 2.76%
Smith & Wesson Holding Corp.[a,b]	427,797	11,627,522
Sturm Ruger & Co. Inc.[b]	151,609	9,704,492

		21,332,014

TOTAL COMMON STOCKS
(Cost: $761,876,322)		773,249,036

SHORT-TERM INVESTMENTS — 2.23%

MONEY MARKET FUNDS — 2.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	15,582,270	15,582,270
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	857,805	857,805
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	860,252	860,252

		17,300,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,300,327)		17,300,327

TOTAL INVESTMENTS IN SECURITIES — 102.11%
(Cost: $779,176,649)[f]		790,549,363
Other Assets, Less Liabilities — (2.11)%		(16,369,297)

NET ASSETS — 100.00%		$774,180,066

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $784,678,858. Net unrealized appreciation was $5,870,505, of which $52,811,859 represented gross unrealized appreciation on securities and $46,941,354 represented gross unrealized depreciation on securities.

609

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$773,249,036	$—	$—	$773,249,036
Money market funds	17,300,327	—	—	17,300,327

Total	$790,549,363	$—	$—	$790,549,363

610

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

ASSET MANAGEMENT & CUSTODY BANKS — 1.66%
Diamond Hill Investment Group Inc.	7,465	$1,406,555

		1,406,555
INVESTMENT BANKING & BROKERAGE — 67.37%
BGC Partners Inc. Class A	240,069	2,091,001
Charles Schwab Corp. (The)	263,940	6,680,321
Cowen Group Inc. Class Aa,b	340,402	1,007,590
E*TRADE Financial Corp.[a]	152,886	3,591,292
Evercore Partners Inc. Class A	46,709	2,064,071
Goldman Sachs Group Inc. (The)	62,280	9,253,562
Greenhill & Co. Inc.	70,384	1,133,182
Interactive Brokers Group Inc. Class A	63,430	2,245,422
INTL. FCStone Inc.[a]	45,284	1,235,800
Investment Technology Group Inc.	80,043	1,338,319
KCG Holdings Inc. Class Aa	109,991	1,462,880
Lazard Ltd. Class A	96,971	2,887,796
LPL Financial Holdings Inc.	91,250	2,055,863
Moelis & Co. Class A	50,759	1,142,078
Morgan Stanley	308,162	8,006,049
Piper Jaffray Companies[a]	34,839	1,313,430
Raymond James Financial Inc.	72,251	3,561,974
Stifel Financial Corp.[a,b]	69,670	2,191,122
TD Ameritrade Holding Corp.	136,700	3,892,533

		57,154,285
SPECIALIZED FINANCE — 30.94%
CBOE Holdings Inc.	55,864	3,721,660
CME Group Inc./IL	78,466	7,642,588
Intercontinental Exchange Inc.	27,984	7,162,785
MarketAxess Holdings Inc.	25,028	3,639,071
Nasdaq Inc.	63,103	4,080,871

		26,246,975

TOTAL COMMON STOCKS
(Cost: $99,723,180)		84,807,815

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.02%

MONEY MARKET FUNDS — 3.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	2,268,809	$2,268,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	124,899	124,899
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	164,060	164,060

		2,557,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,557,768)		2,557,768

TOTAL INVESTMENTS IN SECURITIES — 102.99%
(Cost: $102,280,948)[f]		87,365,583
Other Assets, Less Liabilities — (2.99)%		(2,536,562)

NET ASSETS — 100.00%		$84,829,021

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $102,802,374. Net unrealized depreciation was $15,436,791, of which $5,924,875 represented gross unrealized appreciation on securities and $21,361,666 represented gross unrealized depreciation on securities.

611

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$84,807,815	$—	$—	$84,807,815
Money market funds	2,557,768	—	—	2,557,768

Total	$87,365,583	$—	$—	$87,365,583

612

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

DIVERSIFIED SUPPORT SERVICES — 1.34%
Healthcare Services Group Inc.	228,686	$9,463,027

		9,463,027
HEALTH CARE SERVICES — 27.08%
Adeptus Health Inc. Class Aa,b	70,518	3,642,960
Air Methods Corp.[a,b]	150,845	5,404,776
Amedisys Inc.[a]	113,072	5,707,875
CorVel Corp.[a]	62,842	2,713,518
DaVita HealthCare Partners Inc.[a]	295,433	22,842,879
Diplomat Pharmacy Inc.[a,b]	156,377	5,473,195
Envision Healthcare Holdings Inc.[a]	487,658	12,371,883
Express Scripts Holding Co.[a]	684,581	51,891,240
Healthways Inc.[a]	211,405	2,441,728
Laboratory Corp. of America Holdings[a]	180,479	23,510,999
LHC Group Inc.[a,b]	76,482	3,310,141
MEDNAX Inc.[a,b]	215,941	15,640,607
Premier Inc.[a,b]	182,767	5,976,481
Quest Diagnostics Inc.	267,781	21,800,051
Team Health Holdings Inc.[a,b]	215,673	8,771,421

		191,499,754
HEALTH CARE DISTRIBUTORS — 0.54%
PharMerica Corp.[a]	155,724	3,840,154

		3,840,154
HEALTH CARE FACILITIES — 21.28%
Acadia Healthcare Co. Inc.[a,b]	195,773	10,845,824
Amsurg Corp.[a,b]	148,309	11,499,880
Brookdale Senior Living Inc.[a,b]	551,885	8,521,105
Capital Senior Living Corp.[a]	168,200	2,972,094
Community Health Systems Inc.[a,b]	434,434	5,234,930
Ensign Group Inc. (The)	221,288	4,649,261
HCA Holdings Inc.[a]	423,415	32,607,189
HealthSouth Corp.	258,085	10,018,860
Kindred Healthcare Inc.	395,273	4,462,632
LifePoint Health Inc.[a]	134,095	8,765,790
National Healthcare Corp.	61,155	3,959,175
Quorum Health Corp.[a]	202,527	2,169,064
Select Medical Holdings Corp.[a]	442,560	4,810,627

Security	Shares	Value
Surgical Care Affiliates Inc.[a]	117,266	$5,590,070
Tenet Healthcare Corp.[a,b]	309,130	8,544,353
U.S. Physical Therapy Inc.	65,749	3,958,747
Universal Health Services Inc. Class B	162,771	21,827,591

		150,437,192
HEALTH CARE TECHNOLOGY — 2.09%
HealthStream Inc.[a]	135,879	3,603,511
HMS Holdings Corp.[a]	338,059	5,953,219
Inovalon Holdings Inc.[a,b]	289,050	5,205,790

		14,762,520
LIFE SCIENCES TOOLS & SERVICES — 1.41%
PAREXEL International Corp.[a,b]	159,002	9,998,046

		9,998,046
MANAGED HEALTH CARE — 46.08%
Aetna Inc.	397,298	48,522,005
Anthem Inc.	321,285	42,197,572
Centene Corp.[a]	317,647	22,670,466
Cigna Corp.	319,141	40,846,857
HealthEquity Inc.[a,b]	164,947	5,011,915
Humana Inc.	198,839	35,767,159
Magellan Health Inc.[a]	90,834	5,974,152
Molina Healthcare Inc.[a]	146,305	7,300,619
Triple-S Management Corp. Class Ba	137,647	3,362,716
UnitedHealth Group Inc.	700,698	98,938,558
Universal American Corp.	354,916	2,690,263
WellCare Health Plans Inc.[a,b]	117,264	12,580,082

		325,862,364

TOTAL COMMON STOCKS
(Cost: $749,388,641)		705,863,057

SHORT-TERM INVESTMENTS — 7.57%

MONEY MARKET FUNDS — 7.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	49,488,404	49,488,404
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	2,724,339	2,724,339

613

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

June 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	1,341,479	$1,341,479

		53,554,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,554,222)		53,554,222

TOTAL INVESTMENTS IN SECURITIES — 107.39%
(Cost: $802,942,863)[f]		759,417,279
Other Assets, Less Liabilities — (7.39)%		(52,274,347)

NET ASSETS — 100.00%		$707,142,932

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $810,796,103. Net unrealized depreciation was $51,378,824, of which $30,230,825 represented gross unrealized appreciation on securities and $81,609,649 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$705,863,057	$—	$—	$705,863,057
Money market funds	53,554,222	—	—	53,554,222

Total	$759,417,279	$—	$—	$759,417,279

614

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

BUILDING PRODUCTS — 14.56%
American Woodmark Corp.[a]	185,271	$12,298,289
Builders FirstSource Inc.[a,b]	1,040,839	11,709,439
Fortune Brands Home & Security Inc.[b]	443,612	25,716,188
Lennox International Inc.	156,742	22,351,409
Masco Corp.	860,501	26,623,901
Masonite International Corp.[a,b]	221,891	14,675,871
Owens Corning	449,063	23,135,726
PGT Inc.[a,b]	925,879	9,536,554
Quanex Building Products Corp.	563,060	10,467,285
Simpson Manufacturing Co. Inc.	372,324	14,881,790
Trex Co. Inc.[a,b]	309,585	13,906,558
Universal Forest Products Inc.	174,077	16,135,197
USG Corp.[a,b]	610,601	16,461,803

		217,900,010
CONSTRUCTION MATERIALS — 1.25%
Eagle Materials Inc.	241,757	18,651,553

		18,651,553
FOREST PRODUCTS — 1.10%
Louisiana-Pacific Corp.[a,b]	948,882	16,463,103

		16,463,103
HOME FURNISHINGS — 4.23%
Ethan Allen Interiors Inc.[b]	355,745	11,753,815
Leggett & Platt Inc.	467,158	23,876,445
Mohawk Industries Inc.[a]	145,629	27,634,559

		63,264,819
HOME IMPROVEMENT RETAIL — 9.27%
Home Depot Inc. (The)	521,029	66,530,193
Lowe’s Companies Inc.	649,774	51,442,607
Lumber Liquidators Holdings Inc.[a,b]	640,466	9,875,986
Tile Shop Holdings Inc.[a,b]	549,727	10,928,573

		138,777,359
HOMEBUILDING — 64.65%
Beazer Homes USA Inc.[a,b]	792,912	6,145,068
CalAtlantic Group Inc.[b]	1,590,163	58,374,884
Cavco Industries Inc.[a]	207,539	19,446,404
DR Horton Inc.	5,935,204	186,840,222
Hovnanian Enterprises Inc. Class Aa,b	3,647,828	6,128,351

Security	Shares	Value
Installed Building Products Inc.[a,b]	434,089	$15,753,090
KB Home[b]	1,987,899	30,235,944
Lennar Corp. Class A	3,378,615	155,754,151
Lennar Corp. Class B	277,165	10,324,396
M/I Homes Inc.[a,b]	662,562	12,476,042
MDC Holdings Inc.	962,659	23,431,120
Meritage Homes Corp.[a,b]	868,391	32,599,398
NVR Inc.[a,b]	70,307	125,170,364
PulteGroup Inc.	6,067,421	118,254,035
Taylor Morrison Home Corp. Class Aa,b	850,057	12,614,846
Toll Brothers Inc.[a,b]	3,061,481	82,384,454
TopBuild Corp.[a,b]	896,173	32,441,463
TRI Pointe Group Inc.[a,b]	3,302,391	39,034,262

		967,408,494
SPECIALTY CHEMICALS — 2.37%
Sherwin-Williams Co. (The)	120,627	35,424,531

		35,424,531
TRADING COMPANIES & DISTRIBUTORS — 2.53%
Beacon Roofing Supply Inc.[a,b]	399,449	18,162,946
Watsco Inc.	139,903	19,682,953

		37,845,899

TOTAL COMMON STOCKS
(Cost: $1,615,300,232)		1,495,735,768

SHORT-TERM INVESTMENTS — 6.20%

MONEY MARKET FUNDS — 6.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	87,653,875	87,653,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	4,825,350	4,825,350
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	251,371	251,371

		92,730,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,730,596)		92,730,596

615

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 106.16%
(Cost: $1,708,030,828)[f]	$1,588,466,364
Other Assets, Less Liabilities — (6.16)%	(92,168,941)

NET ASSETS — 100.00%	$1,496,297,423

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,720,725,491. Net unrealized depreciation was $132,259,127, of which $42,429,043 represented gross unrealized appreciation on securities and $174,688,170 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,495,735,768	$—	$—	$1,495,735,768
Money market funds	92,730,596	—	—	92,730,596

Total	$1,588,466,364	$—	$—	$1,588,466,364

616

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

INSURANCE BROKERS — 2.75%
Arthur J Gallagher & Co.	35,736	$1,701,034
Brown & Brown Inc.	25,533	956,721

		2,657,755
LIFE & HEALTH INSURANCE — 27.82%
Aflac Inc.	72,181	5,208,581
American Equity Investment Life Holding Co.	17,770	253,222
CNO Financial Group Inc.	40,171	701,386
FBL Financial Group Inc. Class A	2,791	169,330
Genworth Financial Inc. Class Aa	121,212	312,727
Lincoln National Corp.	46,774	1,813,428
MetLife Inc.	179,741	7,159,084
National Western Life Group Inc.	655	127,902
Primerica Inc.	10,880	622,771
Principal Financial Group Inc.	52,462	2,156,713
Prudential Financial Inc.	75,597	5,393,090
Torchmark Corp.	23,232	1,436,202
Unum Group	47,839	1,520,802

		26,875,238
MULTI-LINE INSURANCE — 18.99%
American Financial Group Inc./OH	15,239	1,126,619
American International Group Inc.	177,359	9,380,518
American National Insurance Co.	2,262	255,945
Assurant Inc.	13,245	1,143,176
Hartford Financial Services Group Inc. (The)	72,922	3,236,279
Horace Mann Educators Corp.	10,149	342,935
Kemper Corp.	11,938	369,839
Loews Corp.	52,645	2,163,183
National General Holdings Corp.	15,084	323,099

		18,341,593
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.09%
Voya Financial Inc.	42,546	1,053,439

		1,053,439
PROPERTY & CASUALTY INSURANCE — 47.47%
Allied World Assurance Co. Holdings AG	20,265	712,112
Allstate Corp. (The)	66,333	4,639,993

Security	Shares	Value
Ambac Financial Group Inc.[a]	10,016	$164,863
AMERISAFE Inc.	4,926	301,570
AmTrust Financial Services Inc.	19,160	469,420
Arch Capital Group Ltd.[a]	24,524	1,765,728
Argo Group International Holdings Ltd.	7,575	393,142
Assured Guaranty Ltd.	30,057	762,546
Axis Capital Holdings Ltd.	19,918	1,095,490
Chubb Ltd.	74,301	9,711,884
Cincinnati Financial Corp.	29,122	2,180,947
CNA Financial Corp.	7,265	228,266
Employers Holdings Inc.	8,472	245,857
Erie Indemnity Co. Class A	5,674	563,655
First American Financial Corp.	24,148	971,233
Hanover Insurance Group Inc. (The)	9,605	812,775
Infinity Property & Casualty Corp.	2,449	197,536
Markel Corp.[a]	2,681	2,554,403
MBIA Inc.[a]	34,728	237,192
Mercury General Corp.	7,668	407,631
Navigators Group Inc. (The)	2,901	266,805
Old Republic International Corp.	52,957	1,021,541
OneBeacon Insurance Group Ltd. Class A	7,061	97,442
ProAssurance Corp.	12,312	659,308
Progressive Corp. (The)	106,900	3,581,150
RLI Corp.	8,887	611,248
Safety Insurance Group Inc.	3,755	231,233
Selective Insurance Group Inc.	13,671	522,369
Travelers Companies Inc. (The)	50,101	5,964,023
United Fire Group Inc.	5,701	241,893
Universal Insurance Holdings Inc.[b]	8,894	165,251
White Mountains Insurance Group Ltd.	1,115	938,830
WR Berkley Corp.	20,851	1,249,392
XL Group PLC	56,697	1,888,577

		45,855,305
REINSURANCE—1.78%
Alleghany Corp.[a]	3,116	1,712,491

		1,712,491

617

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

June 30, 2016

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $90,370,406)		$96,495,821

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	134,737	134,737
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	7,417	7,417
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	169,472	169,472

		311,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $311,626)		311,626

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $90,682,032)[f]		96,807,447
Other Assets, Less Liabilities — (0.22)%		(210,031)

NET ASSETS — 100.00%		$96,597,416

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $91,587,978. Net unrealized appreciation was $5,219,469, of which $11,816,375 represented gross unrealized appreciation on securities and $6,596,906 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$96,495,821	$—	$—	$96,495,821
Money market funds	311,626	—	—	311,626

Total	$96,807,447	$—	$—	$96,807,447

618

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

HEALTH CARE EQUIPMENT — 86.64%
Abbott Laboratories	2,422,443	$95,226,234
ABIOMED Inc.[a]	142,880	15,615,355
Accuray Inc.[a,b]	564,722	2,930,907
Analogic Corp.	67,397	5,354,018
Baxter International Inc.	1,172,276	53,010,321
Becton Dickinson and Co.	401,615	68,109,888
Boston Scientific Corp.[a]	2,689,818	62,861,047
Cantel Medical Corp.	148,661	10,217,471
Cardiovascular Systems Inc.[a,b]	198,574	3,648,797
CR Bard Inc.	175,517	41,274,578
Cynosure Inc. Class Aa,b	122,464	5,957,261
DexCom Inc.[a]	268,949	21,335,724
Edwards Lifesciences Corp.[a,b]	466,650	46,539,005
Globus Medical Inc. Class Aa,b	331,295	7,894,760
HeartWare International Inc.[a,b]	114,511	6,613,010
Hill-Rom Holdings Inc.	229,254	11,565,864
Hologic Inc.[a]	712,412	24,649,455
IDEXX Laboratories Inc.[a]	266,734	24,768,919
Inogen Inc.[a,b]	88,391	4,429,273
Insulet Corp.[a,b]	263,299	7,962,162
Integra LifeSciences Holdings Corp.[a,b]	126,271	10,073,900
Intuitive Surgical Inc.[a]	80,951	53,541,801
Invacare Corp.	231,847	2,812,304
K2M Group Holdings Inc.[a,b]	182,187	2,827,542
Masimo Corp.[a,b]	190,641	10,011,512
Medtronic PLC	1,859,704	161,366,516
Natus Medical Inc.[a]	175,461	6,632,426
Nevro Corp.[a,b]	74,486	5,494,087
NuVasive Inc.[a,b]	199,797	11,931,877
NxStage Medical Inc.[a,b]	307,501	6,666,622
ResMed Inc.[b]	410,743	25,971,280
St. Jude Medical Inc.	622,853	48,582,534
STERIS PLC	276,763	19,027,456
Stryker Corp.	595,544	71,364,038
Teleflex Inc.	132,412	23,477,972
Varian Medical Systems Inc.[a,b]	281,715	23,165,424
Wright Medical Group NVa,b	464,413	8,066,854
Zeltiq Aesthetics Inc.[a,b]	181,983	4,973,595
Zimmer Biomet Holdings Inc.	440,645	53,044,845

		1,068,996,634

Security	Shares	Value
HEALTH CARE SUPPLIES — 0.87%
Atrion Corp.	9,187	$3,930,750
OraSure Technologies Inc.[a,b]	397,381	2,348,522
Vascular Solutions Inc.[a,b]	107,501	4,478,491

		10,757,763
HEALTH CARE TECHNOLOGY — 0.52%
Omnicell Inc.[a,b]	187,533	6,419,255

		6,419,255
LIFE SCIENCES TOOLS & SERVICES — 11.87%
Bio-Rad Laboratories Inc. Class Aa	82,268	11,765,969
Bruker Corp.	435,040	9,892,810
Thermo Fisher Scientific Inc.	637,413	94,184,145
Waters Corp.[a]	217,024	30,524,426

		146,367,350

TOTAL COMMON STOCKS
(Cost: $1,101,832,671)		1,232,541,002

SHORT-TERM INVESTMENTS — 4.75%

MONEY MARKET FUNDS — 4.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	54,701,910	54,701,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	3,011,343	3,011,343
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	934,969	934,969

		58,648,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,648,222)		58,648,222

TOTAL INVESTMENTS IN SECURITIES — 104.65%
(Cost: $1,160,480,893)[f]		1,291,189,224
Other Assets, Less Liabilities — (4.65)%		(57,348,276)

NET ASSETS — 100.00%		$1,233,840,948

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,164,321,703. Net unrealized appreciation was $126,867,521, of which $145,670,492 represented gross unrealized appreciation on securities and $18,802,971 represented gross unrealized depreciation on securities.

619

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,232,541,002	$—	$—	$1,232,541,002
Money market funds	58,648,222	—	—	58,648,222

Total	$1,291,189,224	$—	$—	$1,291,189,224

620

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.99%

OIL & GAS EXPLORATION & PRODUCTION — 75.87%
Anadarko Petroleum Corp.	380,357	$20,254,010
Antero Resources Corp.[a,b]	103,407	2,686,514
Apache Corp.	282,157	15,707,680
Cabot Oil & Gas Corp.	346,943	8,930,313
California Resources Corp.[b]	29,899	364,768
Carrizo Oil & Gas Inc.[a,b]	41,164	1,475,729
Chesapeake Energy Corp.[a]	440,857	1,886,868
Cimarex Energy Co.	70,748	8,441,651
Cobalt International Energy Inc.[a]	259,734	348,044
Concho Resources Inc.[a,b]	97,201	11,593,163
ConocoPhillips	922,367	40,215,201
Continental Resources Inc./OKa,b	61,717	2,793,929
Denbury Resources Inc.	264,542	949,706
Devon Energy Corp.	390,620	14,159,975
Diamondback Energy Inc.[a]	53,600	4,888,856
Energen Corp.	72,674	3,503,614
EOG Resources Inc.	409,896	34,193,524
EQT Corp.	128,841	9,976,159
Gulfport Energy Corp.[a]	93,901	2,935,345
Hess Corp.	196,581	11,814,518
Kosmos Energy Ltd.[a]	108,090	589,091
Laredo Petroleum Inc.[a]	97,209	1,018,750
Marathon Oil Corp.	632,387	9,492,129
Matador Resources Co.[a,b]	64,641	1,279,892
Memorial Resource Development Corp.[a]	70,063	1,112,600
Murphy Oil Corp.	121,135	3,846,036
Newfield Exploration Co.[a]	146,888	6,489,512
Noble Energy Inc.	319,576	11,463,191
Oasis Petroleum Inc.[a]	136,005	1,270,287
Parsley Energy Inc. Class Aa,b	106,639	2,885,651
PDC Energy Inc.[a,b]	34,859	2,008,227
Pioneer Natural Resources Co.	121,890	18,430,987
QEP Resources Inc.	147,741	2,604,674
Range Resources Corp.	126,789	5,469,677
Rice Energy Inc.[a,b]	54,711	1,205,830
RSP Permian Inc.[a]	53,381	1,862,463
SM Energy Co.	51,263	1,384,101
Southwestern Energy Co.[a]	289,808	3,645,785

Security	Shares	Value
Synergy Resources Corp.[a,b]	146,216	$973,799
Whiting Petroleum Corp.[a,b]	157,999	1,463,071
WPX Energy Inc.[a]	207,926	1,935,791

		277,551,111
OIL & GAS REFINING & MARKETING — 20.93%
CVR Energy Inc.	11,863	183,876
Delek U.S. Holdings Inc.	41,286	545,388
HollyFrontier Corp.	131,680	3,130,034
Marathon Petroleum Corp.	395,005	14,994,390
PBF Energy Inc.	73,608	1,750,398
Phillips 66	348,474	27,647,927
Tesoro Corp.	89,579	6,711,259
Valero Energy Corp.	350,124	17,856,324
Western Refining Inc.[b]	59,942	1,236,603
World Fuel Services Corp.	53,247	2,528,700

		76,584,899
OIL & GAS STORAGE & TRANSPORTATION — 3.19%
Cheniere Energy Inc.[a,b]	175,876	6,604,144
Targa Resources Corp.	120,023	5,057,769

		11,661,913

TOTAL COMMON STOCKS
(Cost: $508,587,926)		365,797,923

SHORT-TERM INVESTMENTS — 5.12%

MONEY MARKET FUNDS — 5.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	17,644,282	17,644,282
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	971,319	971,319
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	109,923	109,923

		18,725,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,725,524)		18,725,524

TOTAL INVESTMENTS IN SECURITIES — 105.11%
(Cost: $527,313,450)[f]		384,523,447
Other Assets, Less Liabilities — (5.11)%		(18,706,048)

NET ASSETS — 100.00%		$365,817,399

621

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

June 30, 2016

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $563,846,157. Net unrealized depreciation was $179,322,710, of which $4,704,006 represented gross unrealized appreciation on securities and $184,026,716 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$365,797,923	$—	$—	$365,797,923
Money market funds	18,725,524	—	—	18,725,524

Total	$384,523,447	$—	$—	$384,523,447

622

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

INDUSTRIAL MACHINERY — 0.96%
Chart Industries Inc.[a,b]	93,138	$2,247,420

		2,247,420
OIL & GAS DRILLING — 21.22%
Atwood Oceanics Inc.[b]	189,665	2,374,606
Diamond Offshore Drilling Inc.	151,212	3,678,988
Ensco PLC Class A	534,286	5,187,917
Helmerich & Payne Inc.	142,149	9,542,462
Nabors Industries Ltd.	521,461	5,240,683
Noble Corp. PLC	502,210	4,138,210
Patterson-UTI Energy Inc.	267,817	5,709,859
Rowan Companies PLC Class A	252,932	4,466,779
Transocean Ltd.[b]	572,703	6,809,439
Unit Corp.[a,b]	155,464	2,419,020

		49,567,963
OIL & GAS EQUIPMENT & SERVICES — 77.66%
Archrock Inc.	239,797	2,258,888
Baker Hughes Inc.	381,193	17,203,240
Bristow Group Inc.	122,855	1,401,776
Core Laboratories NVb	63,143	7,822,786
Dril-Quip Inc.[a]	75,818	4,430,046
Exterran Corp.[a]	135,747	1,744,349
FMC Technologies Inc.[a]	309,796	8,262,259
Forum Energy Technologies Inc.[a,b]	172,004	2,977,389
Frank’s International NV	121,753	1,778,811
Halliburton Co.	582,920	26,400,447
Helix Energy Solutions Group Inc.[a]	299,758	2,026,364
Hornbeck Offshore Services Inc.[a,b]	144,314	1,203,579
Matrix Service Co.[a,b]	102,578	1,691,511
McDermott International Inc.[a,b]	637,411	3,148,810
National Oilwell Varco Inc.	384,980	12,954,577
Newpark Resources Inc.[a,b]	326,214	1,888,779
Oceaneering International Inc.	172,800	5,159,808
Oil States International Inc.[a,b]	114,580	3,767,390
RPC Inc.	173,085	2,688,010
Schlumberger Ltd.	628,879	49,731,751
SEACOR Holdings Inc.[a,b]	45,505	2,637,015
Superior Energy Services Inc.	283,206	5,213,823

Security	Shares	Value
Tesco Corp.[b]	195,527	$1,308,076
TETRA Technologies Inc.[a]	332,063	2,115,241
U.S. Silica Holdings Inc.[b]	134,857	4,648,521
Weatherford International PLC[a,b]	1,261,767	7,002,807

		181,466,053

TOTAL COMMON STOCKS
(Cost: $365,667,404)		233,281,436

SHORT-TERM INVESTMENTS — 9.53%

MONEY MARKET FUNDS — 9.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	20,998,887	20,998,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	1,155,990	1,155,990
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	109,756	109,756

		22,264,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,264,633)		22,264,633

TOTAL INVESTMENTS IN SECURITIES — 109.37%
(Cost: $387,932,037)[f]		255,546,069
Other Assets, Less Liabilities — (9.37)%		(21,887,284)

NET ASSETS — 100.00%		$233,658,785

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $404,218,133. Net unrealized depreciation was $148,672,064, of which $2,004,785 represented gross unrealized appreciation on securities and $150,676,849 represented gross unrealized depreciation on securities.

623

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$233,281,436	$—	$—	$233,281,436
Money market funds	22,264,633	—	—	22,264,633

Total	$255,546,069	$—	$—	$255,546,069

624

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

BIOTECHNOLOGY — 11.09%
AMAG Pharmaceuticals Inc.[a,b]	339,036	$8,109,741
Amicus Therapeutics Inc.[a,b]	1,137,200	6,209,112
ARIAD Pharmaceuticals Inc.[a,b]	1,122,400	8,294,536
Ironwood Pharmaceuticals Inc.[a,b]	751,773	9,829,432
Merrimack Pharmaceuticals Inc.[a,b]	1,114,903	6,009,327
Spectrum Pharmaceuticals Inc.[a,b]	863,875	5,675,659
Synergy Pharmaceuticals Inc.[a,b]	1,801,640	6,846,232
TESARO Inc.[a,b]	213,981	17,985,103

		68,959,142
PHARMACEUTICALS — 88.82%
Akorn Inc.[a]	368,131	10,486,212
Allergan PLC[a]	164,414	37,994,431
Bristol-Myers Squibb Co.	603,485	44,386,322
Catalent Inc.[a,b]	476,709	10,959,540
Depomed Inc.[a,b]	432,714	8,489,849
Dermira Inc.[a]	314,236	9,191,403
Eli Lilly & Co.	492,781	38,806,504
Endo International PLC[a]	729,488	11,372,718
Horizon Pharma PLC[a,b]	629,058	10,360,585
Impax Laboratories Inc.[a,b]	329,106	9,484,835
Innoviva Inc.[b]	693,833	7,306,061
Intra-Cellular Therapies Inc.[a,b]	214,935	8,343,777
Jazz Pharmaceuticals PLC[a]	116,223	16,423,472
Johnson & Johnson	534,455	64,829,392
Lannett Co. Inc.[a,b]	294,691	7,010,699
Mallinckrodt PLC[a,b]	256,558	15,593,595
Medicines Co. (The)[a,b]	302,787	10,182,727
Merck & Co. Inc.	843,153	48,574,044
Mylan NVa,b	503,818	21,785,090
Pacira Pharmaceuticals Inc./DEa,b	212,798	7,177,677
Perrigo Co. PLC	208,555	18,909,682
Pfizer Inc.	1,527,049	53,767,395
Phibro Animal Health Corp.	297,161	5,545,024
Prestige Brands Holdings Inc.[a,b]	220,371	12,208,553
Relypsa Inc.[a,b]	357,298	6,610,013

Security	Shares	Value
Revance Therapeutics Inc.[a,b]	300,758	$4,090,309
Sagent Pharmaceuticals Inc.[a,b]	392,215	5,875,381
SciClone Pharmaceuticals Inc.[a]	520,124	6,792,819
TherapeuticsMD Inc.[a,b]	1,020,862	8,677,327
Theravance Biopharma Inc.[a,b]	317,686	7,208,295
Zoetis Inc.	502,208	23,834,792

		552,278,523

TOTAL COMMON STOCKS
(Cost: $698,119,739)		621,237,665

SHORT-TERM INVESTMENTS — 16.49%

MONEY MARKET FUNDS — 16.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	97,135,768	97,135,768
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	5,347,328	5,347,328
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c,d]	16,045	16,045

		102,499,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $102,499,141)		102,499,141

TOTAL INVESTMENTS IN SECURITIES — 116.40%
(Cost: $800,618,880)[f]		723,736,806
Other Assets, Less Liabilities — (16.40)%		(101,957,873)

NET ASSETS — 100.00%		$621,778,933

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $816,650,499. Net unrealized depreciation was $92,913,693, of which $43,668,907 represented gross unrealized appreciation on securities and $136,582,600 represented gross unrealized depreciation on securities.

625

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

June 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$621,237,665	$—	$—	$621,237,665
Money market funds	102,499,141	—	—	102,499,141

Total	$723,736,806	$—	$—	$723,736,806

626

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 0.25%

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.25%
Public Storage Series B	1,118,387	$29,726,727
Sunstone Hotel Investors Inc. Series E	421,883	11,306,464

		41,033,191

TOTAL COMMON STOCKS
(Cost: $19,259,483)		41,033,191

PREFERRED STOCKS — 95.86%

AUTOMOBILES — 5.73%
BAC Capital Trust VIII, 6.00%[a]	2,158,109	55,851,861
Countrywide Capital IV, 6.75%	2,060,056	53,046,442
Countrywide Capital V, 7.00%	6,064,594	158,225,257
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	3,322,535	82,398,868
Deutsche Bank Contingent Capital Trust III, 7.60%	7,773,195	195,029,463
Deutsche Bank Contingent Capital Trust V, 8.05%	5,344,190	135,742,426
GMAC Capital Trust I Series 2, 6.41%[b]	10,110,652	250,946,383

		931,240,700
BANKS — 35.44%
Banc of California Inc. Series D, 7.38%[a]	538,198	14,412,942
Banc of California Inc. Series E, 7.00%	469,635	12,440,631
Bank of America Corp., 6.20%	2,178,030	57,173,288
Bank of America Corp. Series 3, 6.38%	2,654,402	68,563,204
Bank of America Corp. Series 4, 4.00%[a,b]	937,072	22,049,304
Bank of America Corp. Series 5, 4.00%[b]	802,409	18,238,757
Bank of America Corp. Series D, 6.20%	1,279,429	32,958,091
Bank of America Corp. Series EE, 6.00%	1,612,036	41,977,417
Bank of America Corp. Series H, 3.00%[b]	703,625	13,819,195

Security	Shares	Value
Bank of America Corp. Series I, 6.63%	664,670	$17,892,916
Bank of America Corp. Series W, 6.63%	2,156,000	59,074,400
Bank of America Corp. Series Y, 6.50%	2,629,923	71,323,512
Barclays Bank PLC Series 2, 6.63%	2,879,226	73,650,601
Barclays Bank PLC Series 3, 7.10%	5,251,120	135,163,829
Barclays Bank PLC Series 5, 8.13%[a]	9,928,117	256,641,824
BB&T Corp., 5.63%	1,748,897	46,170,881
BB&T Corp., 5.85%	2,565,208	69,029,747
BB&T Corp. Series E, 5.63%	4,701,573	123,886,449
BB&T Corp. Series F, 5.20%	2,164,640	55,761,126
BB&T Corp. Series G, 5.20%[a]	2,246,268	58,178,341
Citigroup Inc. Series C, 5.80%[a]	2,817,711	74,246,685
Citigroup Inc. Series J, 7.13%[a,b]	4,196,318	120,895,922
Citigroup Inc. Series K, 6.88%[b]	6,236,077	177,416,391
Citigroup Inc. Series L, 6.88%	960,520	26,664,035
Citigroup Inc. Series S, 6.30%[a]	2,178,151	58,156,632
Commerce Bancshares Inc./MO Series B, 6.00%[a]	814,127	22,657,154
Cullen/Frost Bankers Inc., 5.38%[a]	854,041	22,580,844
Fifth Third Bancorp. Series I, 6.63%[b]	2,036,968	61,781,239
First Niagara Financial Group Inc. Series B, 8.63%[b]	1,446,716	38,092,032
First Republic Bank/CA, 5.50%[a]	1,002,218	26,358,333
First Republic Bank/CA, 5.63%	736,318	19,077,999
First Republic Bank/CA, 5.70%	427,927	11,554,029
First Republic Bank/CA, 7.00%[a]	484,314	13,681,871
First Republic Bank/CA Series A, 6.70%	880,924	22,948,070
First Republic Bank/CA Series B, 6.20%	819,004	21,769,126
First Republic Bank/CA Series G, 5.50%[a]	578,951	15,180,095
HSBC Holdings PLC, 8.13%	8,377,328	226,271,629
HSBC Holdings PLC Series 2, 8.00%	14,248,129	378,002,862

627

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
HSBC Holdings PLC Series A, 6.20%	5,452,320	$141,433,181
ING Groep NV, 6.13%	2,692,198	69,324,099
ING Groep NV, 6.20%	1,940,741	50,090,525
ING Groep NV, 6.38%	4,017,332	104,450,632
ING Groep NV, 7.05%	3,054,146	80,537,830
ING Groep NV, 7.20%	4,201,974	110,679,995
JPMorgan Chase & Co. Series AA, 6.10%	3,350,710	89,162,393
JPMorgan Chase & Co. Series BB, 6.15%[a]	2,254,000	60,294,500
JPMorgan Chase & Co. Series O, 5.50%	2,441,300	63,254,083
JPMorgan Chase & Co. Series P, 5.45%[a]	2,290,566	59,852,490
JPMorgan Chase & Co. Series T, 6.70%[a]	1,851,346	52,282,011
JPMorgan Chase & Co. Series W, 6.30%[a]	1,724,800	46,966,304
JPMorgan Chase & Co. Series Y, 6.13%	2,797,106	74,962,441
National Westminster Bank PLC Series C, 7.76%[a]	936,688	24,381,989
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	5,948,901	180,192,211
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	2,094,522	54,164,339
Regions Financial Corp. Series A, 6.38%	2,236,150	59,839,374
Regions Financial Corp. Series B, 6.38%[a,b]	2,172,672	61,117,263
Royal Bank of Scotland Group PLC Series H, 7.25%	927,191	23,615,555
Royal Bank of Scotland Group PLC Series L, 5.75%	2,914,947	72,261,536
Royal Bank of Scotland Group PLC Series R, 6.13%	1,022,416	25,683,090
Royal Bank of Scotland Group PLC Series S, 6.60%	2,584,920	64,726,397
Royal Bank of Scotland Group PLC Series T, 7.25%	4,911,031	123,807,092
Santander Finance Preferred SAU Series 6, 4.00%[b]	916,993	21,182,538

Security	Shares	Value
SunTrust Banks Inc. Series E, 5.88%	1,971,581	$51,872,296
Texas Capital Bancshares Inc. Series A, 6.50%[a]	761,896	19,801,677
U.S. Bancorp. Series B, 3.50%[a,b]	3,982,731	96,182,954
U.S. Bancorp. Series F, 6.50%[a,b]	4,438,926	136,718,921
U.S. Bancorp. Series G, 6.00%[b]	4,304,046	112,378,641
U.S. Bancorp. Series H, 5.15%[a]	2,284,746	61,368,278
Wells Fargo & Co., 5.20%	3,225,048	83,754,497
Wells Fargo & Co., 5.70%	1,980,000	52,489,800
Wells Fargo & Co., 5.85%[b]	7,020,738	193,702,161
Wells Fargo & Co., 6.63%[b]	3,543,680	105,459,917
Wells Fargo & Co. Series J, 8.00%	8,318,671	231,009,494
Wells Fargo & Co. Series O, 5.13%[a]	2,837,014	73,336,812
Wells Fargo & Co. Series P, 5.25%[a]	2,775,229	72,266,963
Wells Fargo & Co. Series T, 6.00%	1,568,000	42,210,560
Wells Fargo & Co. Series V, 6.00%	2,257,972	61,168,462
Wells Fargo & Co. Series X, 5.50%	1,788,105	46,097,347
Wintrust Financial Corp. Series D, 6.50%[b]	628,058	17,818,005

		5,757,640,056
CAPITAL MARKETS — 11.74%
Affiliated Managers Group Inc., 6.38%	884,132	23,588,642
Allied Capital Corp., 6.88%	913,862	23,340,035
Apollo Investment Corp., 6.63%[a]	753,058	19,428,896
Bank of New York Mellon Corp. (The), 5.20%	2,365,928	62,673,433
Charles Schwab Corp. (The), 5.95%[a]	1,485,000	39,857,400
Charles Schwab Corp. (The) Series B, 6.00%	966,430	25,996,967

628

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
Charles Schwab Corp. (The) Series C, 6.00%	1,226,904	$33,469,941
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	44,478,872
Goldman Sachs Group Inc. (The), 6.50%[a]	2,350,181	61,339,724
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	29,564,069
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	36,882,357
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	55,780,623
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	4,781,474	126,613,432
Goldman Sachs Group Inc. (The) Series K, 6.38%[b]	1,761,182	49,136,978
Goldman Sachs Group Inc. (The) Series N, 6.30%	1,420,804	38,319,084
KKR Financial Holdings LLC, 8.38%	1,134,539	29,668,195
KKR Financial Holdings LLC Series A, 7.38%	1,573,436	43,348,162
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,420,184	34,283,242
Merrill Lynch Capital Trust I Series K, 6.45%[a,b]	4,265,853	110,656,227
Merrill Lynch Capital Trust II, 6.45%[b]	3,833,778	98,719,784
Merrill Lynch Capital Trust III, 7.38%[a,b]	3,044,444	80,647,322
Morgan Stanley, 6.88%[b]	1,666,000	47,880,840
Morgan Stanley Series A, 4.00%[b]	1,969,539	40,769,457
Morgan Stanley Series E, 7.13%[a,b]	1,690,500	50,157,135
Morgan Stanley Series G, 6.63%[a]	1,258,644	34,423,913
Morgan Stanley Series I, 6.38%[a,b]	1,960,000	53,018,000
Morgan Stanley Capital Trust III, 6.25%	3,491,567	89,453,947
Morgan Stanley Capital Trust IV, 6.25%	2,481,774	63,260,419
Morgan Stanley Capital Trust V, 5.75%	2,074,562	52,693,875
Morgan Stanley Capital Trust VIII Series VIII, 6.45%[a]	3,297,834	83,830,940
Northern Trust Corp. Series C, 5.85%	784,000	21,787,360

Security	Shares	Value
Raymond James Financial Inc., 6.90%	1,467,847	$38,751,161
State Street Corp., 6.00%	3,208,106	89,506,157
State Street Corp. Series C, 5.25%	2,252,965	59,388,157
State Street Corp. Series D, 5.90%[a,b]	3,193,265	90,018,140
State Street Corp. Series G, 5.35%[b]	906,770	24,337,707

		1,907,070,593
COMMERCIAL SERVICES & SUPPLIES — 0.67%
Pitney Bowes Inc., 6.70%	1,688,474	46,078,456
Stericycle Inc., 5.25%[d]	742,880	61,792,758

		107,871,214
CONSUMER FINANCE — 2.25%
Capital One Financial Corp. Series B, 6.00%	3,629,228	95,739,035
Capital One Financial Corp. Series C, 6.25%	2,221,292	60,019,310
Capital One Financial Corp. Series D, 6.70%[a]	2,233,815	63,216,964
Capital One Financial Corp. Series F, 6.20%[a]	2,227,752	60,238,414
Discover Financial Services Series B, 6.50%	2,323,121	61,423,319
Navient Corp., 6.00%	1,227,342	25,455,073

		366,092,115
DIVERSIFIED FINANCIAL SERVICES — 2.35%
Citigroup Capital XIII, 7.01%[b]	8,603,850	224,302,370
General Electric Co., 4.88%	3,255,003	87,299,180
General Electric Co., 4.88%[a]	2,533,554	69,546,057

		381,147,607
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.41%
Frontier Communications Corp. Series A, 11.13%[d]	1,818,189	172,400,681
Qwest Corp., 7.00%[a]	2,050,104	53,364,207
Qwest Corp., 7.00%	1,580,312	41,198,734
Qwest Corp., 7.38%[a]	2,504,809	66,678,016
Qwest Corp., 7.50%	2,255,099	58,249,207

		391,890,845

629

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 3.37%
Duke Energy Corp., 5.13%[a]	1,983,411	$53,333,922
Entergy Arkansas Inc., 4.90%[a]	849,097	21,456,681
Entergy Arkansas Inc., 5.75%	914,415	23,390,736
FPL Group Capital Trust I, 5.88%[a]	1,203,782	32,369,698
NextEra Energy Capital Holdings Inc., 5.00%[a]	1,796,307	47,045,280
NextEra Energy Capital Holdings Inc. Series G, 5.70%[a]	1,583,220	42,081,987
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,401,681	36,527,807
NextEra Energy Capital Holdings Inc. Series I, 5.13%[a]	1,974,769	51,877,182
PPL Capital Funding Inc. Series B, 5.90%	1,835,309	49,369,812
SCE Trust I, 5.63%	1,870,172	49,615,663
SCE Trust II, 5.10%	1,601,987	41,891,960
SCE Trust III, 5.75%[b]	1,100,516	31,914,964
SCE Trust IV Series J, 5.38%[a,b]	1,222,748	34,077,987
SCE Trust V Series K, 5.45%[b]	1,120,549	31,991,674

		546,945,353
FOOD PRODUCTS — 1.46%
CHS Inc., 6.75%[b]	1,959,652	55,850,082
CHS Inc., 8.00%[a]	1,229,917	41,226,818
CHS Inc. Series 1, 7.88%[a]	1,180,887	34,304,767
CHS Inc. Series 2, 7.10%[b]	1,714,369	49,888,138
CHS Inc. Series 4, 7.50%	1,957,264	56,251,767

		237,521,572
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
Dynegy Inc. Series A, 5.38%[a],d	401,273	24,858,862

		24,858,862
INSURANCE — 9.00%
Aegon NV, 6.38%[a]	3,790,347	99,761,933
Aegon NV, 6.50%	1,919,528	50,541,172
Aegon NV, 8.00%	2,044,243	56,850,398
Aegon NV Series 1, 4.00%[a,b]	1,010,042	25,038,941
Aflac Inc., 5.50%[a]	2,101,165	55,975,036
Allstate Corp. (The), 5.10%[b]	2,007,712	54,067,684
Allstate Corp. (The), 5.63%[a]	1,200,382	32,422,318
Allstate Corp. (The) Series C, 6.75%	1,573,391	44,290,957

Security	Shares	Value
Allstate Corp. (The) Series E, 6.63%	2,925,720	$83,412,277
Allstate Corp. (The) Series F, 6.25%[a]	1,059,904	30,143,670
American Financial Group Inc./OH, 6.38%	984,555	26,189,163
AmTrust Financial Services Inc. Series D, 7.50%	787,535	20,373,530
AmTrust Financial Services Inc. Series E, 7.75%	551,937	14,416,594
Arch Capital Group Ltd. Series C, 6.75%	1,406,186	37,320,176
Argo Group U.S. Inc., 6.50%	701,659	18,432,582
Aspen Insurance Holdings Ltd., 5.95%[b]	1,114,315	31,657,689
Assured Guaranty Municipal Holdings Inc., 6.25%	985,933	25,930,038
Aviva PLC, 8.25%	1,630,621	42,901,638
Axis Capital Holdings Ltd. Series C, 6.88%	1,638,144	42,935,754
Axis Capital Holdings Ltd. Series D, 5.50%[a]	960,329	25,419,909
Endurance Specialty Holdings Ltd. Series C, 6.35%	896,342	24,344,649
Hartford Financial Services Group Inc. (The), 7.88%[b]	2,392,919	75,400,878
Maiden Holdings Ltd., 7.13%	665,565	17,025,153
MetLife Inc. Series A, 4.00%[a,b]	2,362,408	60,619,389
National General Holdings Corp. Series B, 7.50%	672,618	17,171,938
PartnerRe Ltd. Series G, 6.50%	816,319	23,656,925
PartnerRe Ltd. Series H, 7.25%[a]	1,288,024	38,808,163
PartnerRe Ltd. Series I, 5.88%	939,666	24,468,903
Phoenix Companies Inc. (The), 7.45%	1,051,600	19,406,621
Protective Life Corp., 6.00%[a]	378,356	9,924,278
Protective Life Corp., 6.25%	1,193,326	32,064,670
Prudential Financial Inc., 5.70%[a]	2,880,223	76,786,745
Prudential Financial Inc., 5.75%[a]	2,379,705	63,918,876
Prudential PLC, 6.50%	1,189,517	31,415,144
Prudential PLC, 6.75%	996,332	26,352,981
Reinsurance Group of America Inc., 6.20%[b]	1,662,708	49,482,190
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,222,016	31,882,397
Selective Insurance Group Inc., 5.88%	814,078	21,393,970

		1,462,205,329

630

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
MACHINERY — 0.48%
Stanley Black & Decker Inc., 5.75%[a]	2,962,760	$78,365,002

		78,365,002
MARINE — 0.17%
Seaspan Corp. Series D, 7.95%[a]	513,506	13,150,889
Seaspan Corp. Series E, 8.25%[a]	552,832	14,180,141

		27,331,030
MEDIA — 0.21%
Comcast Corp., 5.00%[a]	1,231,350	33,812,871

		33,812,871
METALS & MINING — 0.51%
Alcoa Inc. Series 1, 5.38%[d]	2,503,558	82,291,952

		82,291,952
MULTI-UTILITIES — 0.18%
DTE Energy Co., 6.50%	1,111,685	28,892,693

		28,892,693
OIL, GAS & CONSUMABLE FUELS — 2.76%
GasLog Ltd. Series A, 8.75%	424,975	10,352,391
Hess Corp., 8.00%[a,d]	1,088,322	82,473,041
Kinder Morgan Inc/DE Series A, 9.75%[a,d]	3,028,322	147,933,530
NuStar Logistics LP, 7.63%[a,b]	1,620,270	40,263,709
Southwestern Energy Co. Series B, 6.25%[d]	3,266,807	98,330,891
Targa Resources Partners LP Series A, 9.00%[b]	436,587	11,565,190
Teekay Offshore Partners LP Series A, 7.25%	697,088	14,011,469
Teekay Offshore Partners LP Series B, 8.50%	463,732	10,002,699
WPX Energy Inc. Series A, 6.25%[d]	701,783	32,401,321

		447,334,241
PHARMACEUTICALS — 2.49%
Allergan PLC Series A, 5.50%[d]	485,675	404,868,394

		404,868,394

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.04%
American Capital Agency Corp., 8.00%	772,362	$20,166,372
American Capital Agency Corp. Series B, 7.75%[a]	777,871	19,773,481
American Tower Corp., 5.50%[d]	1,326,687	149,013,484
Annaly Capital Management Inc. Series C, 7.63%	1,258,042	32,155,553
Annaly Capital Management Inc. Series D, 7.50%	1,865,925	48,028,909
Apollo Residential Mortgage Inc. Series A, 8.00%	781,635	18,813,954
Ashford Hospitality Trust Inc. Series D, 8.45%	880,869	22,101,003
Boston Properties Inc., 5.25%[a]	939,643	24,317,961
Capstead Mortgage Corp. Series E, 7.50%	711,972	17,934,575
CBL & Associates Properties Inc. Series D, 7.38%	1,830,822	45,642,392
Colony Capital Inc., 7.13%	1,179,927	27,598,493
Colony Capital Inc. Series A, 8.50%	1,098,613	28,014,631
Crown Castle International Corp. Series A, 4.50%[d]	922,014	110,180,673
CYS Investments Inc. Series B, 7.50%	880,786	20,698,471
DDR Corp. Series K, 6.25%[a]	809,799	21,654,025
Digital Realty Trust Inc. Series E, 7.00%	1,167,570	29,691,305
Digital Realty Trust Inc. Series F, 6.63%[a]	783,539	20,740,277
Digital Realty Trust Inc. Series G, 5.88%	1,064,822	27,493,704
Digital Realty Trust Inc. Series H, 7.38%	1,467,233	42,476,395
Digital Realty Trust Inc. Series I, 6.35%	979,271	25,999,645
Equity Commonwealth, 5.75%	765,105	19,655,547
General Growth Properties Inc. Series A, 6.38%	1,037,128	27,763,917
Hatteras Financial Corp. Series A, 7.63%	1,240,818	30,821,919

631

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Security	Shares	Value
Hospitality Properties Trust Series D, 7.13%	1,233,374	$31,771,714
Invesco Mortgage Capital Inc. Series A, 7.75%	417,240	10,431,000
Invesco Mortgage Capital Inc. Series B, 7.75%[b]	752,204	18,428,998
Kimco Realty Corp. Series I, 6.00%[a]	1,617,165	42,013,947
Kimco Realty Corp. Series J, 5.50%	951,566	24,578,950
Kimco Realty Corp. Series K, 5.63%	768,237	19,820,515
MFA Financial Inc. Series B, 7.50%	874,752	21,842,557
National Retail Properties Inc. Series D, 6.63%	1,198,470	31,399,914
National Retail Properties Inc. Series E, 5.70%	1,218,968	32,546,446
NorthStar Realty Finance Corp. Series B, 8.25%	1,438,447	35,587,179
NorthStar Realty Finance Corp. Series C, 8.88%	577,410	14,423,702
NorthStar Realty Finance Corp. Series E, 8.75%	1,051,356	26,294,414
PS Business Parks Inc. Series S, 6.45%	958,476	24,680,757
PS Business Parks Inc. Series T, 6.00%	1,416,549	36,971,929
PS Business Parks Inc. Series U, 5.75%	956,767	24,655,886
Public Storage Series A, 5.88%	780,557	21,558,984
Public Storage Series R, 6.35%[a]	1,846,506	46,495,021
Public Storage Series S, 5.90%	1,828,473	47,503,729
Public Storage Series T, 5.75%	1,747,544	46,187,588
Public Storage Series U, 5.63%	1,183,032	31,362,178
Public Storage Series V, 5.38%	1,955,430	50,997,614
Public Storage Series W, 5.20%[a]	1,985,057	51,849,689
Public Storage Series X, 5.20%[a]	948,174	24,870,604
Public Storage Series Y, 6.38%	1,157,266	32,669,619
Public Storage Series Z, 6.00%	1,119,366	31,554,928
Realty Income Corp. Series F, 6.63%	1,627,813	42,697,535
Resource Capital Corp., 8.63%[b]	586,962	12,067,939
Senior Housing Properties Trust, 5.63%	1,465,394	37,382,201
SL Green Realty Corp. Series I, 6.50%	977,860	25,580,818
Ventas Realty LP/Ventas Capital Corp., 5.45%	1,083,679	30,017,908

Security	Shares	Value
VEREIT Inc. Series F, 6.70%	4,159,125	$107,721,337
Vornado Realty Trust Series J, 6.88%	1,018,082	26,755,195
Vornado Realty Trust Series K, 5.70%	1,217,672	31,708,179
Vornado Realty Trust Series L, 5.40%	1,211,229	31,455,617
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,281,972	35,305,509
Welltower Inc., 6.50%[d]	1,392,160	94,388,448
Welltower Inc., 6.50%	1,214,533	31,784,329

		2,118,099,563
WIRELESS TELECOMMUNICATION SERVICES — 1.45%
T-Mobile U.S. Inc., 5.50%[d]	1,707,550	125,658,604
Telephone & Data Systems Inc., 5.88%	851,140	21,499,796
Telephone & Data Systems Inc., 6.88%	926,843	24,329,629
Telephone & Data Systems Inc., 7.00%	1,186,577	30,447,566
U.S. Cellular Corp., 6.95%[a]	1,328,380	34,219,069

		236,154,664

TOTAL PREFERRED STOCKS
(Cost: $15,222,928,176)		15,571,634,656

SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	88,768,655	88,768,655
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	4,886,719	4,886,719
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	353,278,719	353,278,719

		446,934,093

TOTAL SHORT-TERM INVESTMENTS
(Cost: $446,934,093)		446,934,093

632

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 98.86%
(Cost: $15,689,121,752)[h]	$16,059,601,940
Other Assets, Less Liabilities — 1.14%	184,889,170

NET ASSETS — 100.00%	$16,244,491,110

[a]	All or a portion of this security represents a security on loan.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Schedule 1.
[d]	Fund has option to convert preferred stock into a fixed number of common stock shares after a predetermined period of time.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $15,705,956,183. Net unrealized appreciation was $353,645,757, of which $683,016,306 represented gross unrealized appreciation on securities and $329,370,549 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The) Series P, 6.13%	5,328,103	655,266	(34,468)	5,948,901	$180,192,211	$2,049,752	$74,636
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,882,951	223,738	(12,167)	2,094,522	54,164,339	665,401	32,000

					$234,356,550	$2,715,153	$106,636

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,033,191	$—	$—	$41,033,191
Preferred stocks	15,552,228,035	—	19,406,621	15,571,634,656
Money market funds	446,934,093	—	—	446,934,093

Total	$16,040,195,319	$—	$19,406,621	$16,059,601,940

633

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.67%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.31%
Alexander & Baldwin Inc.	231,621	$8,370,783
St. Joe Co. (The)[a,b]	357,806	6,340,322

		14,711,105
DIVERSIFIED REITS — 4.40%
Cousins Properties Inc.[b]	1,002,027	10,421,081
Forest City Realty Trust Inc.	1,096,344	24,459,435
Lexington Realty Trust[b]	1,061,655	10,733,332
Liberty Property Trust	732,122	29,079,886
NorthStar Realty Finance Corp.[b]	914,208	10,449,397
Spirit Realty Capital Inc.	2,393,952	30,570,767
VEREIT Inc.	4,513,685	45,768,766
Washington REIT[b]	365,943	11,512,567
WP Carey Inc.	486,760	33,790,879

		206,786,110
HEALTH CARE REITS — 9.86%
Care Capital Properties Inc.	421,167	11,038,787
HCP Inc.[b]	2,325,890	82,289,988
Healthcare Realty Trust Inc.[b]	524,306	18,345,467
Healthcare Trust of America Inc. Class A	682,804	22,081,881
Medical Properties Trust Inc.[b]	1,189,708	18,095,459
Omega Healthcare Investors Inc.[b]	826,876	28,072,440
Senior Housing Properties Trust[b]	1,221,948	25,453,177
Ventas Inc.[b]	1,684,408	122,658,591
Welltower Inc.[b]	1,778,255	135,449,683

		463,485,473
HOTEL & RESORT REITS — 3.68%
Apple Hospitality REIT Inc.[b]	778,484	14,643,284
DiamondRock Hospitality Co.[b]	780,961	7,052,078
Hospitality Properties Trust[b]	782,304	22,530,355
Host Hotels & Resorts Inc.[b]	3,781,313	61,295,084
LaSalle Hotel Properties[b]	566,534	13,358,872
Pebblebrook Hotel Trust[b]	280,095	7,352,494
RLJ Lodging Trust[b]	536,976	11,518,135
Ryman Hospitality Properties Inc.[b]	255,183	12,925,019
Sunstone Hotel Investors Inc.[b]	1,085,369	13,100,404
Xenia Hotels & Resorts Inc.[b]	542,593	9,104,710

		172,880,435
INDUSTRIAL REITS — 4.39%
DCT Industrial Trust Inc.[b]	442,608	21,262,888

Security	Shares	Value
Duke Realty Corp.	1,725,828	$46,010,574
EastGroup Properties Inc.	156,988	10,819,613
Prologis Inc.	2,617,019	128,338,612

		206,431,687
MORTGAGE REITS — 4.60%
American Capital Agency Corp.[b]	1,644,256	32,589,154
Annaly Capital Management Inc.[b]	4,593,953	50,855,060
Blackstone Mortgage Trust Inc. Class Ab	470,672	13,023,494
Chimera Investment Corp.[b]	940,119	14,759,868
Colony Capital Inc.	571,767	8,776,624
CYS Investments Inc.[b]	764,870	6,401,962
Hatteras Financial Corp.	475,872	7,804,301
Invesco Mortgage Capital Inc.	561,808	7,691,152
MFA Financial Inc.[b]	1,859,212	13,516,471
New Residential Investment Corp.	1,153,718	15,967,457
Redwood Trust Inc.[b]	389,462	5,378,470
Starwood Property Trust Inc.[b]	1,187,340	24,601,685
Two Harbors Investment Corp.[b]	1,740,322	14,897,156

		216,262,854
OFFICE REITS — 9.91%
Alexandria Real Estate Equities Inc.[b]	368,370	38,133,662
Boston Properties Inc.	765,322	100,945,972
Brandywine Realty Trust[b]	876,434	14,724,091
Columbia Property Trust Inc.	618,680	13,239,752
Corporate Office Properties Trust	474,153	14,020,704
Douglas Emmett Inc.[b]	701,458	24,915,788
Equity Commonwealth[a]	627,751	18,286,387
Highwoods Properties Inc.[b]	486,562	25,690,474
Kilroy Realty Corp.[b]	460,031	30,495,455
Mack-Cali Realty Corp.[b]	449,446	12,135,042
NorthStar Realty Europe Corp.[b]	302,583	2,798,893
Paramount Group Inc.[b]	843,332	13,442,712
Piedmont Office Realty Trust Inc. Class Ab	726,440	15,647,518
SL Green Realty Corp.[b]	499,764	53,209,873
Vornado Realty Trust[b]	883,477	88,453,717

		466,140,040
REAL ESTATE DEVELOPMENT — 0.43%
Howard Hughes Corp. (The)[a,b]	179,192	20,485,229

		20,485,229
REAL ESTATE SERVICES — 1.75%
CBRE Group Inc. Class Aa	1,456,104	38,557,634

634

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2016

Security	Shares	Value
Jones Lang LaSalle Inc.	228,349	$22,252,610
Realogy Holdings Corp.[a]	739,086	21,448,276

		82,258,520
RESIDENTIAL REITS — 12.99%
American Campus Communities Inc.	650,999	34,418,317
American Homes 4 Rent Class Ab	882,028	18,063,933
Apartment Investment & Management Co. Class A	781,246	34,499,823
AvalonBay Communities Inc.	683,273	123,255,617
Camden Property Trust[b]	433,842	38,360,310
Equity Lifestyle Properties Inc.	401,068	32,105,493
Equity Residential[b]	1,815,448	125,048,058
Essex Property Trust Inc.	326,090	74,377,868
Mid-America Apartment Communities Inc.	376,945	40,106,948
Post Properties Inc.	267,692	16,342,597
Sun Communities Inc.	323,914	24,824,769
UDR Inc.[b]	1,332,350	49,190,362

		610,594,095
RETAIL REITS — 20.18%
Brixmor Property Group Inc.	1,030,983	27,279,810
CBL & Associates Properties Inc.[b]	766,055	7,131,972
DDR Corp.	1,532,457	27,798,770
Federal Realty Investment Trust	353,484	58,519,276
General Growth Properties Inc.	2,902,482	86,552,013
Kimco Realty Corp.[b]	2,091,789	65,640,339
Kite Realty Group Trust[b]	418,090	11,719,063
Macerich Co. (The)[b]	629,341	53,739,428
National Retail Properties Inc.[b]	718,388	37,155,027
Realty Income Corp.[b]	1,282,885	88,980,904
Regency Centers Corp.[b]	487,230	40,795,768
Retail Properties of America Inc. Class A	1,186,604	20,053,608
Simon Property Group Inc.[b]	1,540,638	334,164,382
Tanger Factory Outlet Centers Inc.[b]	475,281	19,096,791
Taubman Centers Inc.[b]	299,702	22,237,888
Urban Edge Properties[b]	463,006	13,825,359
Weingarten Realty Investors	576,830	23,546,201
WP Glimcher Inc.[b]	930,279	10,409,822

		948,646,421

Security	Shares	Value
SPECIALIZED REITS — 27.17%
American Tower Corp.[b]	2,114,211	$240,195,512
Communications Sales & Leasing Inc.[a],b	606,883	17,538,919
Corrections Corp. of America[b]	587,285	20,566,721
Crown Castle International Corp.	1,677,924	170,191,831
CubeSmart[b]	886,392	27,371,785
Digital Realty Trust Inc.[b]	716,160	78,054,279
DuPont Fabros Technology Inc.[b]	372,317	17,699,950
EPR Properties[b]	317,687	25,630,987
Equinix Inc.[b]	345,840	134,092,543
Extra Space Storage Inc.	624,146	57,758,471
Four Corners Property Trust Inc.[b]	289,317	5,957,037
GEO Group Inc. (The)	370,774	12,673,055
Iron Mountain Inc.	1,192,234	47,486,680
Lamar Advertising Co. Class Ab	411,696	27,295,445
Outfront Media Inc.	690,148	16,680,877
Pinnacle Entertainment Inc.[b]	947,414	32,666,835
Potlatch Corp.[b]	205,181	6,996,672
Public Storage[b]	733,958	187,592,325
Rayonier Inc.	613,350	16,094,304
Sovran Self Storage Inc.[b]	231,536	24,292,757
Weyerhaeuser Co.	3,721,873	110,800,159

		1,277,637,144

TOTAL COMMON STOCKS
(Cost: $4,820,070,399)		4,686,319,113

SHORT-TERM INVESTMENTS — 12.13%

MONEY MARKET FUNDS — 12.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c],d,e	535,226,265	535,226,265
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[c,d,e]	29,464,231	29,464,231
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[c],[d]	5,696,597	5,696,597

		570,387,093

TOTAL SHORT-TERM INVESTMENTS
(Cost: $570,387,093)		570,387,093

635

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 111.80%
(Cost: $5,390,457,492)[f]	$5,256,706,206
Other Assets, Less Liabilities — (11.80)%	(555,014,518)

NET ASSETS — 100.00%	$4,701,691,688

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,420,428,344. Net unrealized depreciation was $163,722,138, of which $179,945,094 represented gross unrealized appreciation on securities and $343,667,232 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,686,319,113	$—	$—	$4,686,319,113
Money market funds	570,387,093	—	—	570,387,093

Total	$5,256,706,206	$—	$—	$5,256,706,206

636

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

DIVERSIFIED BANKS — 19.10%
Comerica Inc.	144,819	$5,956,406
U.S. Bancorp.	1,341,895	54,118,625

		60,075,031
REGIONAL BANKS — 77.67%
Associated Banc-Corp.	124,143	2,129,053
BancorpSouth Inc.	70,294	1,594,971
Bank of Hawaii Corp.	35,590	2,448,592
Bank of the Ozarks Inc.	67,521	2,533,388
BankUnited Inc.	86,103	2,645,084
BB&T Corp.	678,757	24,170,537
BOK Financial Corp.[a]	16,975	1,064,333
Cathay General Bancorp.	60,631	1,709,794
Citizens Financial Group Inc.	437,393	8,739,112
Commerce Bancshares Inc.	68,653	3,288,479
Cullen/Frost Bankers Inc.	45,107	2,874,669
East West Bancorp. Inc.	119,166	4,073,094
F.N.B. Corp.	172,508	2,163,250
Fifth Third Bancorp.	634,834	11,166,730
First Financial Bankshares Inc.	54,622	1,791,055
First Horizon National Corp.	192,302	2,649,922
First Niagara Financial Group Inc.	292,457	2,848,531
First Republic Bank/CA	117,501	8,223,895
FirstMerit Corp.	137,652	2,790,206
Fulton Financial Corp.	143,457	1,936,670
Glacier Bancorp. Inc.	62,965	1,673,610
Hancock Holding Co.	64,116	1,674,069
Huntington Bancshares Inc./OH	660,579	5,905,576
IBERIABANK Corp.	27,962	1,670,170
International Bancshares Corp.	45,810	1,195,183
Investors Bancorp. Inc.	296,718	3,287,635
KeyCorp	696,553	7,696,911
M&T Bank Corp.	131,460	15,542,516
MB Financial Inc.	56,751	2,058,926
PacWest Bancorp.	94,642	3,764,859
People’s United Financial Inc.	257,049	3,768,338
PNC Financial Services Group Inc. (The)[b]	412,902	33,606,094
Popular Inc.	85,753	2,512,563
PrivateBancorp. Inc.	65,667	2,891,318
Prosperity Bancshares Inc.	54,062	2,756,621

Security	Shares	Value
Regions Financial Corp.	1,047,443	$8,913,740
Signature Bank[c]	44,380	5,543,950
SunTrust Banks Inc.	414,379	17,022,689
SVB Financial Group[c]	42,827	4,075,417
Synovus Financial Corp.	103,771	3,008,321
TCF Financial Corp.	141,444	1,789,267
Texas Capital Bancshares Inc.[c]	37,941	1,774,121
Trustmark Corp.	55,922	1,389,662
UMB Financial Corp.	34,792	1,851,282
Umpqua Holdings Corp.	182,283	2,819,918
United Bankshares Inc./WVa	53,628	2,011,586
Valley National Bancorp.	185,115	1,688,249
Webster Financial Corp.	75,778	2,572,663
Western Alliance Bancorp.[c]	76,159	2,486,591
Wintrust Financial Corp.	42,614	2,173,314
Zions Bancorp.	169,211	4,252,272

		244,218,796
THRIFTS & MORTGAGE FINANCE — 2.96%
Capitol Federal Financial Inc.	104,392	1,456,269
New York Community Bancorp. Inc.	402,701	6,036,488
Washington Federal Inc.	75,313	1,827,093

		9,319,850

TOTAL COMMON STOCKS
(Cost: $350,727,693)		313,613,677

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d],[e],[f]	981,339	981,339
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[d],[e],[f]	54,023	54,023
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[d],[e]	254,548	254,548

		1,289,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,289,910)		1,289,910

637

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

June 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $352,017,603)[g]	$314,903,587
Other Assets, Less Liabilities — (0.14)%	(452,541)

NET ASSETS — 100.00%	$314,451,046

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $355,590,477. Net unrealized depreciation was $40,686,890, of which $1,661,976 represented gross unrealized appreciation on securities and $42,348,866 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	560,588	3,931	(151,617)	412,902	$33,606,094	$279,895	$(1,288,515)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$313,613,677	$—	$—	$313,613,677
Money market funds	1,289,910	—	—	1,289,910

Total	$314,903,587	$—	$—	$314,903,587

638

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

June 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

DIVERSIFIED TELECOMMUNICATION SERVICES — 73.06%
8x8 Inc.[a,b]	1,988,612	$29,053,621
AT&T Inc.	2,000,543	86,443,463
ATN International Inc.	341,962	26,608,063
CenturyLink Inc.	1,680,983	48,765,317
Cincinnati Bell Inc.[a,b]	6,405,339	29,272,399
Consolidated Communications Holdings Inc.	1,109,999	30,236,373
Frontier Communications Corp.[b]	7,324,587	36,183,460
General Communication Inc. Class Aa	1,520,670	24,026,586
Globalstar Inc.[a,b]	16,904,513	20,454,461
Iridium Communications Inc.[a,b]	2,841,812	25,235,291
Level 3 Communications Inc.[a]	860,200	44,291,698
SBA Communications Corp. Class Aa,b	426,067	45,989,672
Verizon Communications Inc.	1,500,347	83,779,376
Vonage Holdings Corp.[a]	5,410,382	33,003,330
Windstream Holdings Inc.[b]	2,959,679	27,436,224

		590,779,334
WIRELESS TELECOMMUNICATION SERVICES — 26.69%
Leap Wireless International Inc.[c]	692,354	2,198,224
NII Holdings Inc.[a,b,d]	6,044,916	19,222,833
Shenandoah Telecommunications Co.	811,151	31,683,558
Spok Holdings Inc.[d]	1,203,839	23,071,574
Sprint Corp.[a,b]	8,672,301	39,285,524
T-Mobile U.S. Inc.[a,b]	997,611	43,166,628
Telephone & Data Systems Inc.	1,122,709	33,299,549
U.S. Cellular Corp.[a,b]	607,649	23,862,376

		215,790,266

TOTAL COMMON STOCKS
(Cost: $802,863,368)		806,569,600

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.69%

MONEY MARKET FUNDS — 10.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	80,472,587	$80,472,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.51%[e,f,g]	4,430,020	4,430,020
BlackRock Cash Funds: Treasury, SL Agency Shares
0.32%[e,f]	1,491,170	1,491,170

		86,393,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,393,777)		86,393,777

TOTAL INVESTMENTS IN SECURITIES — 110.44%
(Cost: $889,257,145)[h]		892,963,377
Other Assets, Less Liabilities — (10.44)%		(84,386,652)

NET ASSETS — 100.00%		$808,576,725

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid and non-transferable security.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $901,748,051. Net unrealized depreciation was $8,784,674, of which $56,241,636 represented gross unrealized appreciation on securities and $65,026,310 represented gross unrealized depreciation on securities.

639

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

June 30, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
NII Holdings Inc.	2,945,663	4,055,169	(955,916)	6,044,916	$19,222,833	$—	$(669,675)
Spok Holdings Inc.	757,413	677,511	(231,085)	1,203,839	23,071,574	114,533	136,262

					$42,294,407	$114,533	$(533,413)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$804,371,376	$—	$2,198,224	$806,569,600
Money market funds	86,393,777	—	—	86,393,777

Total	$890,765,153	$—	$2,198,224	$892,963,377

640

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: August 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: August 29, 2016